UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08090

                         Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                     Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                             Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:     (260) 455-3404

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.12%
Asset Allocation Fund–18.06%
²American Funds®–
Capital Income Builder	2,633,301	$144,726,234

		144,726,234

Equity Funds–23.69%
²American Funds®–
AMCAP Fund	1,511,649	39,408,685
American Mutual Fund	1,184,075	39,915,173
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	2,602,906	31,521,194
Growth Fund	747,466	47,411,800
Growth-Income Fund	731,825	31,519,702

		189,776,554

Fixed Income Funds–34.76%
²American Funds®–
Intermediate Bond Fund of America	3,030,572	41,185,474
✢American Funds Insurance Series®–
Bond Fund	16,572,740	180,974,315
High-Income Bond Fund	3,160,258	31,634,182
Mortgage Bond Fund	2,291,770	24,728,202

		278,522,173

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–21.56%
²American Funds®–
EuroPacific Growth Fund	351,077	$15,977,512
✢American Funds Insurance Series®–
Global Growth Fund	1,272,668	31,702,162
Global Small Capitalization Fund	2,245,310	53,909,883
International Fund	3,984,064	71,155,388

		172,744,945

International Fixed Income Fund–2.04%
✢American Funds Insurance Series®–
Global Bond Fund	1,466,208	16,348,219

		16,348,219

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	90,201	90,201

		90,201

Total Investment Companies (Cost $776,749,597)		802,208,326

TOTAL VALUE OF SECURITIES–100.12% (Cost $776,749,597)	802,208,326
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(949,105)

NET ASSETS APPLICABLE TO 67,129,438 SHARES OUTSTANDING–100.00%	$801,259,221

² Class R-6 shares.

✢ Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$802,208,326

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Balanced Allocation Fund–1

LVIP American Income Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–17.91%
²American Funds®–
Capital Income Builder	613,365	$33,710,522

		33,710,522

Equity Funds–17.61%
²American Funds®–
AMCAP Fund	352,102	9,179,303
American Mutual Fund	220,659	7,438,426
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	454,280	5,501,326
Growth Fund	87,238	5,533,483
Growth-Income Fund	127,742	5,501,855

		33,154,393

Fixed Income Funds–54.79%
²American Funds®–
Intermediate Bond Fund of America
	1,270,427	17,265,106
✢American Funds Insurance Series®–
Bond Fund	5,614,924	61,314,972
High-Income Bond Fund	919,892	9,208,116
Mortgage Bond Fund	711,743	7,679,709
U.S. Government/AAA-Rated Securities Fund	611,369	7,691,017

		103,158,920

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–7.74%
✢American Funds Insurance Series®–
Global Growth Fund	148,207	$3,691,829
Global Small Capitalization Fund	223,458	5,365,233
International Fund	308,585	5,511,322

		14,568,384

International Fixed Income Fund–2.02%
✢American Funds Insurance Series®–
Global Bond Fund	341,514	3,807,884

		3,807,884

Total Investment Companies (Cost $184,946,181)		188,400,103

TOTAL VALUE OF SECURITIES–100.07% (Cost $184,946,181)	188,400,103
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(138,552)

NET ASSETS APPLICABLE TO 16,779,399 SHARES OUTSTANDING–100.00%	$188,261,551

² Class R-6 shares.

✢ Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$188,400,103

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Income Allocation Fund–1

LVIP American Growth Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–15.09%
²American Funds®–
Capital Income Builder	2,240,004	$123,110,644

		123,110,644

Equity Funds–24.71%
²American Funds®–
AMCAP Fund	1,543,254	40,232,620
American Mutual Fund	1,447,357	48,790,413
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	2,648,858	32,077,668
Growth Fund	761,437	48,297,962
Growth-Income Fund	747,109	32,177,981

		201,576,644

Fixed Income Funds–24.60%
²American Funds®–
Intermediate Bond Fund of America	2,475,202	33,637,996
✢American Funds Insurance Series®–
Bond Fund	10,766,523	117,570,434
High-Income Bond Fund	2,420,351	24,227,714
Mortgage Bond Fund	2,339,729	25,245,680

		200,681,824

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–33.59%
²American Funds®–
EuroPacific Growth Fund	896,101	$40,781,569
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,345,333	16,278,533
Global Growth Fund	1,624,135	40,457,196
Global Small Capitalization Fund	2,292,245	55,036,802
International Fund	5,876,116	104,947,431
New World Fund	917,745	16,455,170

		273,956,701

International Fixed Income Fund–2.05%
✢American Funds Insurance Series®–
Global Bond Fund	1,496,895	16,690,380

		16,690,380

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	151,086	151,086

		151,086

Total Investment Companies (Cost $789,462,168)		816,167,279

TOTAL VALUE OF SECURITIES–100.06% (Cost $789,462,168)	816,167,279
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(455,930)

NET ASSETS APPLICABLE TO 66,614,734 SHARES OUTSTANDING–100.00%	$815,711,349

² Class R-6 shares.

✢ Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$816,167,279

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Growth Allocation Fund–1

LVIP American Century VP Mid Cap Value Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.26%
Equity Fund–92.21%
*American Century VP Mid Cap Value	7,257,209	$128,162,315

		128,162,315

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,804,201	$9,804,201

		9,804,201

Total Investment Companies (Cost $147,235,980)		137,966,516

TOTAL VALUE OF SECURITIES–99.26% (Cost $147,235,980)	137,966,516
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	1,029,995

NET ASSETS APPLICABLE TO 13,116,003 SHARES OUTSTANDING–100.00%	$138,996,511

*   Class I shares.

« Includes $824,432 cash and $653 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	British Pound Currency	$(379,537)	$(377,825)	12/15/15	$1,712
(20)	E-mini Russell 2000 Index	(2,177,451)	(2,191,800)	12/21/15	(14,349)
(178)	E-mini S&P 500 Index	(17,203,732)	(16,987,430)	12/21/15	216,302
(79)	E-mini S&P MidCap 400 Index	(10,713,470)	(10,766,910)	12/21/15	(53,440)
(4)	Euro Currency	(560,096)	(558,950)	12/15/15	1,146
(19)	Euro STOXX 50 Index	(657,000)	(656,238)	12/21/15	762
(4)	FTSE 100 Index	(362,725)	(364,192)	12/21/15	(1,467)
(4)	Japanese Yen Currency	(416,572)	(417,150)	12/15/15	(577)
(3)	Nikkei 225 Index (OSE)	(433,912)	(434,895)	12/11/15	(983)

		$(32,904,495)			$149,106

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$137,966,516

Futures Contracts	$149,106

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Century VP Mid Cap Value Managed Volatility Fund–1

LVIP American Global Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
Global Growth Fund Class 1	4,348,010	$108,308,929

Total Investment Company (Cost $104,989,424)		108,308,929

TOTAL VALUE OF SECURITIES–100.06% (Cost $104,989,424)	108,308,929
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(67,455)

NET ASSETS APPLICABLE TO 6,672,448 SHARES OUTSTANDING–100.00%	$108,241,474

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Company	$108,308,929

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Global Growth Fund–1

LVIP American Global Small Capitalization Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–
Global Small Capitalization Fund Class 1	2,896,100	$69,535,355

Total Investment Company (Cost $59,127,738)		69,535,355

TOTAL VALUE OF SECURITIES–100.07% (Cost $59,127,738)	69,535,355
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(51,995)

NET ASSETS APPLICABLE TO 4,559,703 SHARES OUTSTANDING–100.00%	$69,483,360

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Company	$69,535,355

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Global Small Capitalization Fund–1

LVIP American Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–
Growth Fund Class 1	4,923,937	$312,325,315

Total Investment Company (Cost $293,096,472)		312,325,315

TOTAL VALUE OF SECURITIES–100.06% (Cost $293,096,472)	312,325,315
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(176,790)

NET ASSETS APPLICABLE TO 17,040,257 SHARES OUTSTANDING–100.00%	$312,148,525

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Company	$312,325,315

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Growth Fund–1

LVIP American Growth-Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth-Income Fund Class 1	6,156,198	$265,147,450

Total Investment Company (Cost $237,949,984)		265,147,450

TOTAL VALUE OF SECURITIES–100.05% (Cost $237,949,984)		265,147,450
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(139,416)

NET ASSETS APPLICABLE TO 14,645,948 SHARES OUTSTANDING–100.00%		$265,008,034

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Company	$265,147,450

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Growth-Income Fund–1

LVIP American International Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
International Fund Class 1	7,784,745	$139,035,544

Total Investment Company (Cost $134,070,989)		139,035,544

TOTAL VALUE OF SECURITIES–100.06% (Cost $134,070,989)		139,035,544
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(82,221)

NET ASSETS APPLICABLE TO 10,739,046 SHARES OUTSTANDING–100.00%		$138,953,323

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Company	$139,035,544

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American International Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.59%
Asset Allocation Fund–17.28%
²American Funds®–
Capital Income Builder	6,247,622	$343,369,294

		343,369,294

Equity Funds–19.85%
²American Funds®–
AMCAP Fund	7,180,057	187,184,096
American Mutual Fund	4,487,390	151,269,928
✢American Funds Insurance Series®–
Growth-Income Fund	1,301,060	56,036,643

		394,490,667

Fixed Income Funds–43.08%
²American Funds®–
Intermediate Bond Fund of America	8,628,156	117,256,634
✢American Funds Insurance Series®–
Bond Fund	48,256,506	526,961,048
High-Income Bond Fund	7,497,474	75,049,716
Mortgage Bond Fund	7,249,779	78,225,116
U.S. Government/AAA-Rated Securities Fund	4,670,487	58,754,722

		856,247,236

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–14.11%
²American Funds®–
EuroPacific Growth Fund	2,503,513	$113,934,869
New Perspective Fund	1,587,184	56,948,180
✢American Funds Insurance Series®–
Global Small Capitalization Fund	4,565,777	109,624,295

		280,507,344

International Fixed Income Fund–1.95%
✢American Funds Insurance Series®–
Global Bond Fund	3,478,622	38,786,631

		38,786,631

Money Market Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	66,001,500	66,001,500

		66,001,500

Total Investment Companies (Cost $1,995,689,371)		1,979,402,672

TOTAL VALUE OF SECURITIES–99.59% (Cost $1,995,689,371)	1,979,402,672
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	8,128,431

NET ASSETS APPLICABLE TO 184,999,558 SHARES OUTSTANDING–100.00%	$1,987,531,103

²  Class R-6 shares.

✢ Class 1 shares.

« Includes $1,530,910 cash and $3,143,086 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(407) British Pound Currency	$(39,146,787)	$(38,443,694)	12/15/15	$703,093
(275) E-mini MSCI Emerging Markets Index	(10,852,785)	(10,877,625)	12/21/15	(24,840)
(66) E-mini Russell 2000 Index	(7,550,717)	(7,232,940)	12/21/15	317,777
(997) E-mini S&P 500 Index	(96,523,265)	(95,148,695)	12/21/15	1,374,570
(132) E-mini S&P MidCap 400 Index	(18,208,001)	(17,990,280)	12/21/15	217,721
(124) Euro Currency	(17,455,701)	(17,327,450)	12/15/15	128,251
(471) Euro STOXX 50 Index	(16,885,865)	(16,267,789)	12/21/15	618,076
(380) FTSE 100 Index	(35,148,970)	(34,598,190)	12/21/15	550,780
(44) Japanese Yen Currency	(4,574,777)	(4,588,650)	12/15/15	(13,873)
(24) Nikkei 225 Index (OSE)	(3,596,090)	(3,479,160)	12/11/15	116,930

	$(249,942,958)			$3,988,485

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$1,979,402,672

Futures Contracts	$3,988,485

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Global Balanced Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.65%
Asset Allocation Fund–14.25%
²American Funds®–
Capital Income Builder	10,169,498	$558,915,636

		558,915,636

Equity Funds–24.27%
²American Funds®–
AMCAP Fund	15,413,264	401,823,798
American Mutual Fund	7,639,172	257,516,502
✢American Funds Insurance Series®–
Growth-Income Fund	6,792,406	292,548,925

		951,889,225

Fixed Income Funds–23.23%
²American Funds®–
Intermediate Bond Fund of America	11,237,206	152,713,625
✢American Funds Insurance Series®–
Bond Fund	48,878,401	533,752,139
High-Income Bond Fund	10,986,962	109,979,489
Mortgage Bond Fund	10,622,308	114,614,701

		911,059,954

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–30.97%
²American Funds®–
EuroPacific Growth Fund	12,227,348	$556,466,625
New Perspective Fund	8,255,038	296,190,776
✢American Funds Insurance Series®–
Global Small Capitalization Fund	10,406,482	249,859,636
New World Fund	6,250,191	112,065,917

		1,214,582,954

International Fixed Income Fund–1.93%
✢American Funds Insurance Series®–
Global Bond Fund	6,795,874	75,773,990

		75,773,990

Money Market Fund–4.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	156,775,701	156,775,701

		156,775,701

Total Investment Companies (Cost $3,942,993,183)		3,868,997,460

TOTAL VALUE OF SECURITIES–98.65% (Cost $3,942,993,183)	3,868,997,460
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.35%	53,070,032

NET ASSETS APPLICABLE TO 355,189,446 SHARES OUTSTANDING–100.00%	$3,922,067,492

²  Class R-6 shares.

✢ Class 1 shares.

« Includes $8,051,914 cash and $18,589,036 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2,352) British Pound Currency	$(225,488,162)	$(222,161,100)	12/15/15	$3,327,062
(1,780) E-mini MSCI Emerging Markets Index	(70,237,491)	(70,407,900)	12/21/15	(170,409)
(356) E-mini Russell 2000 Index	(40,562,460)	(39,014,040)	12/21/15	1,548,420
(4,673) E-mini S&P 500 Index	(451,557,458)	(445,967,755)	12/21/15	5,589,703
(659) E-mini S&P MidCap 400 Index	(91,236,183)	(89,815,110)	12/21/15	1,421,073
(891) Euro Currency	(124,958,300)	(124,506,113)	12/15/15	452,187
(3,044) Euro STOXX 50 Index	(109,423,514)	(105,136,203)	12/21/15	4,287,311
(2,097) FTSE 100 Index	(195,389,006)	(190,927,378)	12/21/15	4,461,628
(386) Japanese Yen Currency	(40,105,510)	(40,254,975)	12/15/15	(149,465)
(213) Nikkei 225 Index (OSE)	(31,739,879)	(30,877,542)	12/11/15	862,337

	$(1,380,697,963)			$21,629,847

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$3,868,997,460

Futures Contracts	$21,629,847

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Preservation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	874,671	$8,746,710

Total Affiliated Investment Company (Cost $8,746,710)		8,746,710

UNAFFILIATED INVESTMENT COMPANIES–98.60%
Fixed Income Funds–95.97%
²American Funds® –
Bond Fund of America	1,034,972	13,185,539
Intermediate Bond Fund of America	8,738,693	118,758,840
Short-Term Bond Fund of America	15,801,383	157,697,805
✢American Funds Insurance Series® –
Bond Fund	3,620,731	39,538,378
High-Income Bond Fund	2,108,958	21,110,674
Mortgage Bond Fund	2,039,632	22,007,629
U.S. Government/AAA-Rated Securities Fund	3,854,334	48,487,519

		420,786,384

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.99%
✢American Funds Insurance Series®–Global Bond Fund	783,012	$8,730,579

		8,730,579

Money Market Fund–0.64%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,789,190	2,789,190

		2,789,190

Total Unaffiliated Investment Companies (Cost $433,197,187)		432,306,153

TOTAL VALUE OF SECURITIES–100.59% (Cost $441,943,897)	441,052,863
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.59%)	(2,592,516)

NET ASSETS APPLICABLE TO 44,089,155 SHARES OUTSTANDING–100.00%	$438,460,347

² Class R-6 shares.

*  Standard Class shares.

✢ Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$441,052,863

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Preservation Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–77.05%
U.S. MARKETS–44.88%
Aerospace & Defense–1.91%
Boeing	203	$26,583
General Dynamics	376	51,869
L-3 Communications Holdings	44	4,599
Lockheed Martin	104	21,560
Northrop Grumman	400	66,380
Precision Castparts	43	9,878
Raytheon	283	30,921
Textron	383	14,416
United Technologies	100	8,899

		235,105

Air Freight & Logistics–0.06%
FedEx	52	7,487

		7,487

Airlines–1.97%
American Airlines Group	499	19,376
Delta Air Lines	1,795	80,542
Southwest Airlines	1,955	74,368
†United Continental Holdings	1,280	67,904

		242,190

Auto Components–0.10%
Goodyear Tire & Rubber	404	11,849

		11,849

Banks–3.85%
Citigroup	1,001	49,660
Comerica	2,034	83,597
Fifth Third Bancorp	1,592	30,105
Huntington Bancshares	1,716	18,190
JPMorgan Chase	177	10,792
KeyCorp	7,783	101,257
PNC Financial Services Group	911	81,261
SunTrust Banks	678	25,927
Wells Fargo	1,425	73,174

		473,963

Beverages–0.51%
Coca-Cola	306	12,277
PepsiCo	534	50,356

		62,633

Biotechnology–3.57%
†Alkermes	47	2,757
†Alnylam Pharmaceuticals	77	6,188
Amgen	587	81,194
†Biogen	243	70,910
†BioMarin Pharmaceutical	97	10,216
†Celgene	396	42,835
Gilead Sciences	1,187	116,552
†Incyte	140	15,446
†Isis Pharmaceuticals	168	6,791

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Medivation	786	$33,405
†United Therapeutics	329	43,178
†Vertex Pharmaceuticals	86	8,956

		438,428

Building Products–0.11%
Masco	550	13,849

		13,849

Capital Markets–0.43%
Ameriprise Financial	44	4,802
Bank of New York Mellon	255	9,983
†E*TRADE Financial	184	4,845
Goldman Sachs Group	50	8,688
Morgan Stanley	506	15,939
SEI Investments	189	9,115

		53,372

Chemicals–0.30%
Ashland	36	3,622
LyondellBasell Industries Class A	172	14,338
Mosaic	612	19,039

		36,999

Commercial Services & Supplies–0.21%
Cintas	298	25,553

		25,553

Communications Equipment–0.32%
Cisco Systems	1,500	39,375

		39,375

Consumer Finance–0.22%
Capital One Financial	302	21,901
Discover Financial Services	100	5,199

		27,100

Containers & Packaging–0.36%
Avery Dennison	200	11,314
WestRock	633	32,562

		43,876

Diversified Consumer Services–0.06%
Block (H&R)	200	7,240

		7,240

Diversified Financial Services–0.32%
†Berkshire Hathaway Class B	300	39,120

		39,120

Diversified Telecommunication Services–0.15%
Verizon Communications	427	18,579

		18,579

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities–0.15%
American Electric Power	99	$5,629
Pinnacle West Capital	200	12,828

		18,457

Electronic Equipment, Instruments & Components–0.19%
Avnet	475	20,273
†Flextronics International	271	2,856

		23,129

Food & Staples Retailing–1.66%
CVS Health	649	62,616
Kroger	1,416	51,075
†Rite Aid	2,244	13,621
Walgreens Boots Alliance	43	3,573
Wal-Mart Stores	1,121	72,686

		203,571

Food Products–1.16%
Archer-Daniels-Midland	1,119	46,383
Bunge	292	21,404
Hormel Foods	200	12,662
Kraft Heinz	200	14,116
Mead Johnson Nutrition	346	24,358
Mondelez International	574	24,033

		142,956

Health Care Equipment & Supplies–0.50%
Abbott Laboratories	200	8,044
†Edwards Lifesciences	376	53,456

		61,500

Health Care Providers & Services–3.25%
Aetna	704	77,025
AmerisourceBergen	625	59,369
Anthem	400	56,000
Cardinal Health	333	25,581
†Centene	118	6,399
Cigna	74	9,991
†HCA Holdings	300	23,208
Humana	15	2,685
McKesson	200	37,006
Quest Diagnostics	111	6,823
UnitedHealth Group	827	95,940

		400,027

Hotels, Restaurants & Leisure–1.01%
Carnival	893	44,382
Darden Restaurants	733	50,240
Starwood Hotels & Resorts Worldwide	249	16,554
Yum Brands	161	12,872

		124,048

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.03%
Whirlpool	22	$3,240

		3,240

Household Products–0.62%
Kimberly-Clark	300	32,712
Procter & Gamble	598	43,020

		75,732

Industrial Conglomerates–0.05%
3M	43	6,096

		6,096

Insurance–2.25%
†Alleghany	38	17,788
Allstate	977	56,900
American International Group	1,166	66,252
Assurant	444	35,080
Hartford Financial Services Group	527	24,126
MetLife	218	10,279
Travelers	423	42,101
Unum Group	408	13,089
XL Group	303	11,005

		276,620

Internet & Catalog Retail–0.68%
†Amazon.com	127	65,010
†Netflix	176	18,174

		83,184

Internet Software & Services–1.36%
†Akamai Technologies	68	4,696
†eBay	655	16,008
†Facebook Class A	242	21,756
†Google Class A	104	66,390
†Google Class C	82	49,890
†Rackspace Hosting	331	8,169

		166,909

IT Services–0.98%
Accenture Class A	139	13,658
†Cognizant Technology Solutions Class A	456	28,550
Fidelity National Information Services	100	6,708
†Fiserv	211	18,275
MasterCard Class A	249	22,440
†PayPal Holdings	330	10,243
Visa Class A	244	16,997
Xerox	370	3,600

		120,471

Life Sciences Tools & Services–0.41%
†Quintiles Transnational Holdings	733	50,995

		50,995

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media–0.54%
Comcast Class A	100	$5,688
Interpublic Group	1,052	20,125
Time Warner	72	4,950
Time Warner Cable	81	14,529
Viacom Class B	480	20,712

		66,004

Multiline Retail–0.31%
Dollar General	262	18,979
Macy’s	164	8,416
Target	134	10,540

		37,935

Multi-Utilities–0.68%
Alliant Energy	200	11,698
DTE Energy	200	16,074
Public Service Enterprise Group	1,328	55,988

		83,760

Oil, Gas & Consumable Fuels–1.51%
HollyFrontier	602	29,402
Marathon Petroleum	1,214	56,245
Phillips 66	148	11,372
Tesoro	225	21,879
Valero Energy	976	58,658
Williams	205	7,554

		185,110

Paper & Forest Products–0.26%
International Paper	856	32,348

		32,348

Pharmaceuticals–2.49%
Bristol-Myers Squibb	205	12,136
Johnson & Johnson	353	32,953
Lilly (Eli)	229	19,165
†Mallinckrodt	135	8,632
Merck	1,267	62,577
Pfizer	3,318	104,218
†Valeant Pharmaceuticals International	100	17,850
Zoetis	1,189	48,963

		306,494

Professional Services–0.63%
Equifax	321	31,195
ManpowerGroup	525	42,992
Robert Half International	57	2,916

		77,103

Real Estate Investment Trusts–1.16%
American Tower	100	8,798
AvalonBay Communities	42	7,342
Boston Properties	100	11,840

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International	100	$7,887
Equinix	19	5,195
Equity Residential	100	7,512
Essex Property Trust	21	4,692
General Growth Properties	200	5,194
HCP	100	3,725
Host Hotels & Resorts	200	3,162
Kimco Realty	148	3,616
Macerich	48	3,687
Prologis	200	7,780
Public Storage	47	9,947
Realty Income	79	3,744
Simon Property Group	100	18,372
SL Green Realty	34	3,677
Ventas	100	5,606
Vornado Realty Trust	100	9,042
Welltower	100	6,772
Weyerhaeuser	200	5,468

		143,058

Road & Rail–0.02%
CSX	118	3,174

		3,174

Semiconductors & Semiconductor Equipment–0.30%
Broadcom Class A	158	8,126
Intel	244	7,354
†Micron Technology	916	13,722
Skyworks Solutions	90	7,579

		36,781

Software–1.63%
†Citrix Systems	68	4,711
†Electronic Arts	815	55,216
Microsoft	2,604	115,253
Oracle	700	25,284

		200,464

Specialty Retail–2.47%
Best Buy	1,170	43,430
Dick’s Sporting Goods	537	26,641
Foot Locker	398	28,644
Home Depot	700	80,843
L Brands	200	18,026
Lowe’s	828	57,066
Ross Stores	406	19,679
Staples	1,306	15,319
TJX	200	14,284

		303,932

Technology Hardware, Storage & Peripherals–2.02%
Apple	1,782	196,555

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Technology Hardware, Storage & Peripherals (continued)
EMC	200	$4,832
Hewlett-Packard	726	18,593
Western Digital	355	28,201

		248,181

Textiles, Apparel & Luxury Goods–0.95%
NIKE Class B	670	82,390
Ralph Lauren	64	7,562
VF	387	26,397

		116,349

Tobacco–1.16%
Altria Group	1,536	83,558
Philip Morris International	741	58,784

		142,342

Total U.S. Markets (Cost $5,412,479)		5,516,688

§DEVELOPED MARKETS–32.17%
Aerospace & Defense–0.24%
†Finmeccanica	882	11,045
Thales	263	18,338

		29,383

Air Freight & Logistics–0.07%
Deutsche Post	320	8,865

		8,865

Airlines–0.82%
†Deutsche Lufthansa	376	5,234
†International Consolidated Airlines Group	2,835	25,399
Japan Airlines	1,700	60,157
†Qantas Airways	3,989	10,473

		101,263

Auto Components–1.04%
Delphi Automotive	300	22,812
Koito Manufacturing	100	3,268
Magna International	665	31,898
NHK Spring	1,700	16,485
NOK	800	17,309
Pirelli & C	1,859	31,109
Valeo	38	5,160

		128,041

Automobiles–0.81%
†Fiat Chrysler Automobiles	646	8,396
Fuji Heavy Industries	300	10,796
†Peugeot	4,558	69,065

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Automobiles (continued)
Toyota Motor	200	$11,710

		99,967

Banks–3.00%
Australia & New Zealand Banking Group	878	16,775
†Banco Popolare	1,186	17,547
Banco Santander	3,597	19,127
Bank of Montreal	100	5,454
Bank of Nova Scotia	200	8,817
Bank of Yokohama	2,000	12,157
Barclays	11,733	43,423
Canadian Imperial Bank of Commerce	122	8,766
Hachijuni Bank	1,000	7,098
Hokuhoku Financial Group	4,000	9,159
HSBC Holdings	5,210	39,304
ING Groep CVA	1,038	14,672
Intesa Sanpaolo	2,564	9,058
KBC Groep	804	50,847
Lloyds Banking Group	6,992	7,960
Mitsubishi UFJ Financial Group	4,686	28,315
Mizuho Financial Group	2,600	4,864
National Australia Bank	304	6,434
Royal Bank of Canada	200	11,059
†Royal Bank of Scotland Group	2,226	10,621
Societe Generale	248	11,083
Sumitomo Mitsui Financial Group	400	15,169
UniCredit	1,697	10,579

		368,288

Capital Markets–0.88%
3i Group	276	1,950
†Credit Suisse Group	598	14,373
Daiwa Securities Group	1,000	6,471
ICAP	551	3,816
Macquarie Group	1,030	55,821
Mediobanca	1,183	11,639
Nomura Holdings	2,500	14,512

		108,582

Chemicals–0.49%
Daicel	300	3,683
Evonik Industries	989	33,114
Nitto Denko	100	5,990
Sika Bearer Shares	1	3,084
Sumitomo Chemical	1,000	5,057
Teijin	3,000	9,113

		60,041

Commercial Services & Supplies–0.32%
ISS	389	12,922

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Commercial Services & Supplies (continued)
Societe BIC	171	$26,572

		39,494

Communications Equipment–0.13%
Nokia	1,080	7,385
Telefonaktiebolaget LM Ericsson Class B	846	8,298

		15,683

Construction & Engineering–0.32%
Boskalis Westminster	523	22,893
CIMIC Group	205	3,406
Vinci	198	12,591

		38,890

Diversified Financial Services–0.31%
ASX	46	1,228
Deutsche Boerse	52	4,485
Hong Kong Exchanges and Clearing	300	6,882
Investor Class B	123	4,226
ORIX	1,700	21,930

		38,751

Diversified Telecommunication Services–1.11%
BT Group	8,914	56,735
Deutsche Telekom	454	8,082
Nippon Telegraph & Telephone	200	7,045
Orange	932	14,128
PCCW	1,000	515
Proximus	1,219	42,168
†Telecom Italia	2,679	3,301
Telstra	1,194	4,721

		136,695

Electric Utilities–0.49%
Chubu Electric Power	945	13,934
Endesa	307	6,474
Iberdrola	3,242	21,602
†Tokyo Electric Power	2,700	18,036

		60,046

Electrical Equipment–0.61%
Mitsubishi Electric	1,000	9,161
OSRAM Licht	644	33,365
Prysmian	1,057	21,847
Vestas Wind Systems	199	10,346

		74,719

Electronic Equipment, Instruments & Components–0.19%
Hitachi High-Technologies	200	4,331
Murata Manufacturing	100	12,918
TDK	100	5,656

		22,905

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing–0.73%
Alimentation Couche-Tard Class B	447	$20,557
Delhaize Group	30	2,659
Koninklijke Ahold	2,082	40,616
METRO	776	21,470
Seven & i Holdings	100	4,564

		89,866

Food Products–0.92%
Ajinomoto	1,000	21,089
Calbee	200	6,472
MEIJI Holdings	200	14,667
Nestle	947	71,212

		113,440

Health Care Equipment & Supplies–0.08%
Hoya	300	9,826

		9,826

Health Care Providers & Services–0.09%
Suzuken Aichi	330	11,005

		11,005

Hotels, Restaurants & Leisure–0.20%
Flight Centre Travel Group	471	11,997
William Hill	2,299	12,228

		24,225

Household Durables–1.85%
Electrolux Class B	1,465	41,392
Husqvarna Class B	3,377	22,145
Panasonic	2,200	22,265
†Persimmon	2,323	70,706
Sekisui House	100	1,566
†Sony	900	22,062
Taylor Wimpey	16,103	47,711

		227,847

Household Products–0.19%
Svenska Cellulosa Class B	831	23,251

		23,251

Industrial Conglomerates–0.14%
Siemens	189	16,885

		16,885

Insurance–3.42%
Aegon	1,618	9,278
Ageas	668	27,452
AIA Group	800	4,161
Allianz	326	51,212
Aviva	677	4,631
AXA	343	8,328
Axis Capital Holdings	323	17,352

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance (continued)
CNP Assurances	301	$4,182
Dai-ichi Life Insurance	200	3,184
Direct Line Insurance Group	6,039	34,267
Everest Re Group	41	7,107
Fairfax Financial Holdings	30	13,663
Great-West Lifeco Class A	100	2,396
Hannover Rueck	436	44,660
MS&AD Insurance Group Holdings	600	16,099
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	169	31,563
NN Group	346	9,933
PartnerRe	12	1,667
Power Corp of Canada	100	2,073
SCOR	689	24,742
Sompo Japan Nipponkoa Holdings	500	14,523
†Swiss Life Holding	120	26,765
Swiss Re	231	19,817
T&D Holdings	1,200	14,175
Tokio Marine Holdings	189	7,061
†Zurich Insurance Group	80	19,638

		419,929

Internet Software & Services–0.08%
Mixi	300	10,267

		10,267

IT Services–0.80%
Atos	351	26,980
Cap Gemini	599	53,492
†CGI Group Class A	120	4,348
Computershare	114	851
Fujitsu	3,000	13,050

		98,721

Leisure Products–0.19%
Bandai Namco Holdings	600	13,926
Yamaha	400	8,860

		22,786

Life Sciences Tools & Services–0.22%
†Lonza Group	203	26,634

		26,634

Machinery–0.23%
JTEKT	300	4,200
Sumitomo Heavy Industries	6,000	23,777

		27,977

Marine–0.04%
Nippon Yusen	2,000	4,635

		4,635

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media–1.18%
Hakuhodo DY Holdings	1,100	$10,429
Lagardere	168	4,655
ProSiebenSat.1 Media	653	32,053
Vivendi	1,748	41,413
Wolters Kluwer	1,191	36,730
WPP	964	20,070

		145,350

Metals & Mining–0.13%
BHP Billiton	706	11,151
Boliden	179	2,802
†Newcrest Mining	183	1,647

		15,600

Multiline Retail–0.26%
Dollarama	132	8,915
Don Quijote Holdings	400	15,071
Isetan Mitsukoshi Holdings	500	7,502

		31,488

Oil, Gas & Consumable Fuels–1.26%
BG Group	949	13,691
BP	4,927	24,997
Cameco	302	3,682
Crescent Point Energy	100	1,144
Eni	1,110	17,461
Royal Dutch Shell Class A	1,230	29,038
Royal Dutch Shell Class B	473	11,185
Suncor Energy	1,836	49,104
TOTAL	108	4,858

		155,160

Paper & Forest Products–0.50%
Mondi	1,033	21,652
Stora Enso Class R	501	3,791
UPM-Kymmene	1,879	28,205
West Fraser Timber	262	8,325

		61,973

Personal Products–0.56%
Kao	200	9,067
L’Oreal	40	6,953
Unilever	316	12,871
Unilever CVA	999	40,045

		68,936

Pharmaceuticals–3.06%
Astellas Pharma	800	10,356
AstraZeneca	376	23,846
GlaxoSmithKline	1,202	23,072
Merck	536	47,455
Mitsubishi Tanabe Pharma	600	10,589
Novartis	418	38,415

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Novo Nordisk Class B	898	$48,461
Orion Class B	524	19,828
Otsuka Holdings	700	22,353
Roche Holding	171	45,391
Sanofi	761	72,447
Santen Pharmaceutical	200	2,685
Shionogi	300	10,754

		375,652

Professional Services–0.07%
†Adecco	122	8,934

		8,934

Real Estate Investment Trusts–0.37%
Ascendas Real Estate Investment Trust	1,000	1,647
British Land	312	3,962
CapitaLand Commercial Trust	1,000	944
CapitaLand Mall Trust	1,000	1,337
Dexus Property Group	219	1,104
Federation Centres	757	1,462
Goodman Group	408	1,686
GPT Group	406	1,290
H&R Real Estate Investment Trust	100	1,541
Japan Retail Fund Investment	1	1,935
Land Securities Group	258	4,919
Link REIT	500	2,753
Mirvac Group	879	1,067
RioCan Real Estate Investment Trust	100	1,909
Scentre Group	1,243	3,421
Stockland	553	1,502
Unibail-Rodamco	32	8,294
United Urban Investment	1	1,336
Westfield	470	3,307

		45,416

Real Estate Management & Development–0.28%
Brookfield Asset Management	150	4,720
Daiwa House Industry	200	4,958
Hulic	100	905
Kerry Properties	3,500	9,609
Lend Lease Group	831	7,357
New World Development	3,000	2,922
Sino Land	2,000	3,045
Tokyu Fudosan Holdings	100	665

		34,181

Road & Rail–0.63%
Canadian National Railway	100	5,679
Central Japan Railway	200	32,247
DSV	167	6,240
Nippon Express	3,000	14,336

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Road & Rail (continued)
West Japan Railway	300	$18,804

		77,306

Semiconductors & Semiconductor Equipment–0.32%
ASM Pacific Technology	100	656
ASML Holding	98	8,614
Infineon Technologies	653	7,337
Marvell Technology Group	2,516	22,770

		39,377

Software–0.54%
Constellation Software	49	20,539
Konami Holdings	300	6,484
Nexon	1,000	13,370
Nintendo	100	16,856
SAP	138	8,940

		66,189

Specialty Retail–0.37%
Industria de Diseno Textil	361	12,105
Kingfisher	4,154	22,566
Shimamura	100	10,772

		45,443

Technology Hardware, Storage & Peripherals–0.39%
†BlackBerry	483	2,964
FUJIFILM Holdings	400	14,953
Konica Minolta	2,600	27,392
Seiko Epson	200	2,829

		48,138

Textiles, Apparel & Luxury Goods–0.56%
Li & Fung	8,000	6,128
†Michael Kors Holdings	695	29,357
Pandora	189	22,079
Yue Yuen Industrial Holdings	3,000	11,161

		68,725

Tobacco–1.28%
British American Tobacco	236	13,022
Imperial Tobacco Group	1,982	102,470
Japan Tobacco	477	14,797
Swedish Match	885	26,749

		157,038

Trading Companies & Distributors–0.02%
Travis Perkins	96	2,864

		2,864

Transportation Infrastructure–0.10%
Atlantia	438	12,252

		12,252

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.28%
KDDI	900	$20,146
Vodafone Group	4,656	14,686

		34,832

Total Developed Markets (Cost $4,134,142)		3,953,761

Total Common Stock (Cost $9,546,621)		9,470,449

PREFERRED STOCK–0.04%
Porsche Automobil Holding 4.99%	108	4,595

Total Preferred Stock (Cost $5,265)		4,595

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–10.14%
AQR Managed Futures Strategy Fund Class I	27,495	$309,046
AQR Style Premia Alternative Fund Class I	89,896	937,611

Total Investment Companies (Cost $1,183,165)		1,246,657

MONEY MARKET FUND–12.12%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,490,289	1,490,289

Total Money Market Fund (Cost $1,490,289)		1,490,289

TOTAL VALUE OF SECURITIES–99.35% (Cost $12,225,340)	$12,211,990
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	79,675

NET ASSETS APPLICABLE TO 1,226,606 SHARES OUTSTANDING–100.00%	$12,291,665

†	Non-income producing for the period.

«	Includes $19,116 cash pledged as collateral and $5,506 foreign currency due to broker for futures contracts as of September 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1)	10 yr Mini JGB	$ (123,206)	$(123,541)	12/14/15	$ (335)
1	E-mini MSCI EAFE Index	85,527	82,475	12/21/15	(3,052)
1	Euro-Bund	171,834	174,527	12/8/15	2,692
2	Long Gilt	355,471	360,228	12/30/15	4,757
6	U.S. Treasury 10 yr Notes	766,052	772,406	12/22/15	6,354

		$1,255,678			$10,416

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

REIT–Real Estate Investment Trust

yr–Year

LVIP AQR Enhanced Global Strategies Fund–8

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$235,105	$ —	$235,105
Air Freight & Logistics	7,487	—	7,487
Airlines	242,190	—	242,190
Auto Components	11,849	—	11,849
Banks	473,963	—	473,963
Beverages	62,633	—	62,633
Biotechnology	438,428	—	438,428
Building Products	13,849	—	13,849
Capital Markets	53,372	—	53,372
Chemicals	36,999	—	36,999
Commercial Services & Supplies	25,553	—	25,553
Communications Equipment	39,375	—	39,375
Consumer Finance	27,100	—	27,100
Containers & Packaging	43,876	—	43,876
Diversified Consumer Services	7,240	—	7,240
Diversified Financial Services	39,120	—	39,120
Diversified Telecommunication Services	18,579	—	18,579
Electric Utilities	18,457	—	18,457
Electronic Equipment, Instruments & Components	23,129	—	23,129
Food & Staples Retailing	203,571	—	203,571
Food Products	142,956	—	142,956
Health Care Equipment & Supplies	61,500	—	61,500
Health Care Providers & Services	400,027	—	400,027
Hotels, Restaurants & Leisure	124,048	—	124,048
Household Durables	3,240	—	3,240
Household Products	75,732	—	75,732
Industrial Conglomerates	6,096	—	6,096
Insurance	276,620	—	276,620
Internet & Catalog Retail	83,184	—	83,184
Internet Software & Services	166,909	—	166,909
IT Services	120,471	—	120,471
Life Sciences Tools & Services	50,995	—	50,995
Media	66,004	—	66,004
Multiline Retail	37,935	—	37,935
Multi-Utilities	83,760	—	83,760
Oil, Gas & Consumable Fuels	185,110	—	185,110
Paper & Forest Products	32,348	—	32,348
Pharmaceuticals	306,494	—	306,494
Professional Services	77,103	—	77,103
Real Estate Investment Trusts	143,058	—	143,058
Road & Rail	3,174	—	3,174
Semiconductors & Semiconductor Equipment	36,781	—	36,781
Software	200,464	—	200,464
Specialty Retail	303,932	—	303,932
Technology Hardware, Storage & Peripherals	248,181	—	248,181
Textiles, Apparel & Luxury Goods	116,349	—	116,349
Tobacco	142,342	—	142,342
Developed Markets
Aerospace & Defense	—	29,383	29,383
Air Freight & Logistics	—	8,865	8,865
Airlines	—	101,263	101,263
Auto Components	54,710	73,331	128,041
Automobiles	—	99,967	99,967

LVIP AQR Enhanced Global Strategies Fund–9

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Banks	$ 48,768	$ 319,520	$ 368,288
Capital Markets	—	108,582	108,582
Chemicals	—	60,041	60,041
Commercial Services & Supplies	—	39,494	39,494
Communications Equipment	—	15,683	15,683
Construction & Engineering	—	38,890	38,890
Diversified Financial Services	—	38,751	38,751
Diversified Telecommunication Services	—	136,695	136,695
Electric Utilities	—	60,046	60,046
Electrical Equipment	—	74,719	74,719
Electronic Equipment, Instruments & Components	—	22,905	22,905
Food & Staples Retailing	20,557	69,309	89,866
Food Products	—	113,440	113,440
Health Care Equipment & Supplies	—	9,826	9,826
Health Care Providers & Services	—	11,005	11,005
Hotels, Restaurants & Leisure	—	24,225	24,225
Household Durables	—	227,847	227,847
Household Products	—	23,251	23,251
Industrial Conglomerates	—	16,885	16,885
Insurance	44,258	375,671	419,929
Internet Software & Services	—	10,267	10,267
IT Services	4,348	94,373	98,721
Leisure Products	—	22,786	22,786
Life Sciences Tools & Services	—	26,634	26,634
Machinery	—	27,977	27,977
Marine	—	4,635	4,635
Media	—	145,350	145,350
Metals & Mining	—	15,600	15,600
Multiline Retail	8,915	22,573	31,488
Oil, Gas & Consumable Fuels	53,930	101,230	155,160
Paper & Forest Products	8,325	53,648	61,973
Personal Products	—	68,936	68,936
Pharmaceuticals	—	375,652	375,652
Professional Services	—	8,934	8,934
Real Estate Investment Trusts	3,450	41,966	45,416
Real Estate Management & Development	4,720	29,461	34,181
Road & Rail	5,679	71,627	77,306
Semiconductors & Semiconductor Equipment	22,770	16,607	39,377
Software	20,539	45,650	66,189
Specialty Retail	—	45,443	45,443
Technology Hardware, Storage & Peripherals	2,964	45,174	48,138
Textiles, Apparel & Luxury Goods	29,357	39,368	68,725
Tobacco	—	157,038	157,038
Trading Companies & Distributors	—	2,864	2,864
Transportation Infrastructure	—	12,252	12,252
Wireless Telecommunication Services	—	34,832	34,832
Preferred Stock	—	4,595	4,595
Investment Companies	1,246,657	—	1,246,657
Money Market Fund	1,490,289	—	1,490,289

Total	$8,586,924	$3,625,066	$12,211,990

Futures Contracts	$ 10,416	$ —	$ 10,416

As a result of international fair value pricing at September 30, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

LVIP AQR Enhanced Global Strategies Fund–10

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP AQR Enhanced Global Strategies Fund–11

LVIP Baron Growth Opportunities Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–95.79%
Beverages–1.22%
†Boston Beer Class A	30,600	$6,444,666

		6,444,666

Biotechnology–0.47%
†ACADIA Pharmaceuticals	31,000	1,025,170
†Atara Biotherapeutics	47,000	1,477,680

		2,502,850

Building Products–3.18%
Caesarstone Sdot-Yam	221,648	6,738,099
†Masonite International	112,000	6,784,960
†Trex	100,000	3,333,000

		16,856,059

Capital Markets–3.91%
Artisan Partners Asset Management	145,636	5,130,756
Cohen & Steers	215,000	5,901,750
Financial Engines	163,793	4,826,980
Moelis & Co	185,138	4,861,724

		20,721,210

Distributors–0.74%
†LKQ	137,500	3,899,500

		3,899,500

Diversified Consumer Services–3.99%
†Bright Horizons Family Solutions	165,000	10,599,600
†Nord Anglia Education	215,198	4,374,975
†Steiner Leisure	97,529	6,161,882

		21,136,457

Diversified Financial Services–1.40%
MSCI Class A	125,000	7,432,500

		7,432,500

Diversified Telecommunication Services–0.60%
†Iridium Communications	519,673	3,195,989

		3,195,989

Electric Utilities–1.59%
ITC Holdings	253,260	8,443,688

		8,443,688

Electrical Equipment–0.73%
†Generac Holdings	128,000	3,851,520

		3,851,520

Energy Equipment & Services–0.14%
Core Laboratories	4,800	479,040
Helmerich & Payne	6,000	283,560

		762,600

Food & Staples Retailing–2.20%
†Smart & Final Stores	352,925	5,544,452

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†United Natural Foods	125,912	$6,107,991

		11,652,443

Food Products–2.00%
†TreeHouse Foods	136,500	10,618,335

		10,618,335

Health Care Equipment & Supplies–3.87%
†ConforMIS	137,993	2,492,154
†Edwards Lifesciences	18,000	2,559,060
†IDEXX Laboratories	132,600	9,845,550
†Neogen	32,550	1,464,425
West Pharmaceutical Services	76,910	4,162,369

		20,523,558

Health Care Providers & Services–2.31%
†Community Health Systems	234,000	10,008,180
†Diplomat Pharmacy	77,231	2,218,847

		12,227,027

Hotels, Restaurants & Leisure–15.01%
Choice Hotels International	310,000	14,771,500
ClubCorp Holdings	248,283	5,328,153
†Diamond Resorts International	182,862	4,277,142
Interval Leisure Group	217,493	3,993,171
Marriott Vacations Worldwide	101,000	6,882,140
†Panera Bread Class A	36,000	6,962,760
†Penn National Gaming	156,600	2,627,748
†Pinnacle Entertainment	303,819	10,281,235
Vail Resorts	233,300	24,421,844

		79,545,693

Household Products–1.31%
Church & Dwight	82,800	6,946,920

		6,946,920

Insurance–4.89%
†Arch Capital Group	230,000	16,898,100
Primerica	200,000	9,014,000

		25,912,100

Internet & Catalog Retail–0.99%
†AO World	2,050,000	5,222,488

		5,222,488

Internet Software & Services–3.85%
†Benefitfocus	168,950	5,279,688
†CoStar Group	87,351	15,116,964

		20,396,652

IT Services–6.52%
Booz Allen Hamilton Holding	265,000	6,945,650
†Gartner	174,900	14,679,357

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
MAXIMUS	216,500	$12,894,740

		34,519,747

Life Sciences Tools & Services–2.89%
Bio-Techne	48,600	4,493,556
†Mettler-Toledo International	38,000	10,820,120

		15,313,676

Machinery–4.32%
†Colfax	132,500	3,963,075
†Middleby	160,200	16,851,438
Valmont Industries	21,800	2,068,602

		22,883,115

Media–2.56%
Manchester United Class A	396,063	6,800,402
Morningstar	84,403	6,774,185

		13,574,587

Professional Services–0.19%
†IHS Class A	8,700	1,009,200

		1,009,200

Real Estate Investment Trusts–5.37%
Alexander’s	11,600	4,338,400
Alexandria Real Estate Equities	34,000	2,878,780
American Assets Trust	100,000	4,086,000
Douglas Emmett	270,000	7,754,400
Gaming and Leisure Properties	205,112	6,091,826
LaSalle Hotel Properties	117,100	3,324,469

		28,473,875

Road & Rail–2.39%
†Genesee & Wyoming Class A	155,000	9,157,400
Landstar System	55,000	3,490,850

		12,648,250

Software–8.04%
†ANSYS	126,300	11,132,082
†Bottomline Technologies	39,798	995,348
FactSet Research Systems	50,900	8,134,329
†Guidewire Software	95,000	4,995,100
Pegasystems	163,000	4,011,430
SS&C Technologies Holdings	190,000	13,307,600

		42,575,889

Specialty Retail–2.19%
Dick’s Sporting Goods	233,300	11,574,013

		11,574,013

Textiles, Apparel & Luxury Goods–5.01%
†Under Armour Class A	274,000	26,517,720

		26,517,720

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–1.91%
Air Lease	222,500	$6,879,700
MSC Industrial Direct Class A	53,400	3,259,002

		10,138,702

Total Common Stock (Cost $257,111,031)		507,521,029

CONVERTIBLE PREFERRED STOCK–0.13%

Iridium Communications 6.75% exercise price $7.47	2,926	694,925

Total Convertible Preferred Stock (Cost $731,500)		694,925

MASTER LIMITED PARTNERSHIPS–1.80%
Carlyle Group	166,000	2,788,800
Oaktree Capital Group	100,000	4,950,000
Sunoco	53,000	1,794,050

Total Master Limited Partnerships (Cost $9,099,507)		9,532,850

MONEY MARKET FUND–2.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	12,283,197	12,283,197

Total Money Market Fund (Cost $12,283,197)		12,283,197

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.04% (Cost $279,225,235)	$530,032,001
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(187,358)

NET ASSETS APPLICABLE TO 13,156,927 SHARES OUTSTANDING–100.00%	$529,844,643

†	Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$507,521,029
Convertible Preferred Stock	694,925
Master Limited Partnerships	9,532,850
Money Market Fund	12,283,197

Total	$530,032,001

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Baron Growth Opportunities Fund–3

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–73.28%
Brazil–3.25%
AES Tiete	6,100	$21,230
Ambev	311,500	1,530,319
Banco Bradesco	36,216	216,372
Banco do Brasil	72,500	274,810
BB Seguridade Participacoes	43,200	268,992
BM&FBovespa	92,100	255,498
BR Malls Participacoes	22,300	59,051
BRF	30,900	550,561
BTG Pactual Group	13,400	88,878
CCR	45,200	138,614
†Centrais Eletricas Brasileiras	10,800	14,490
CETIP	12,823	106,362
Cia de Saneamento Basico do Estado de Sao Paulo	16,900	67,298
Cia Energetica de Minas Gerais	6,582	11,537
Cia Paranaense de Energia	1,000	5,405
Cia Siderurgica Nacional	49,700	50,011
Cielo	41,972	390,166
Cosan Industria e Comercio	3,800	19,119
CPFL Energia	10,817	40,429
†CPFL Energias Renovaveis	4,300	13,794
Embraer	38,900	248,692
Fibria Celulose	15,900	215,090
@Gerdau	7,300	8,266
†Hypermarcas	23,000	88,051
Itau Unibanco Holding	18,404	112,693
Itausa - Investimentos Itau	18,560	35,152
JBS	57,700	244,321
Klabin	26,600	147,450
Kroton Educacional	84,372	165,118
Localiza Rent a Car	3,230	19,892
Lojas Americanas	7,350	21,669
Lojas Renner	44,500	208,068
M Dias Branco	1,700	25,106
Multiplan Empreendimentos Imobiliarios	2,900	31,090
Multiplus	1,800	14,640
Natura Cosmeticos	10,400	51,014
Odontoprev	9,900	24,443
†Oi	3,570	2,737
†Petroleo Brasileiro	154,500	333,532
Porto Seguro	3,100	23,454
Raia Drogasil	13,300	131,182
†Rumo Logistica Operadora Multimodal	—	0
Souza Cruz	22,100	148,534
Telefonica Brasil	1,700	13,111
Tim Participacoes	39,600	74,802
TOTVS	6,300	46,600
Tractebel Energia	8,200	69,650
Transmissora Alianca de Energia Eletrica	5,800	27,923
Ultrapar Participacoes	23,900	401,367

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Brazil (continued)
Usinas Siderurgicas de Minas Gerais	8,800	$18,487
Vale	81,400	340,159
Via Varejo	4,600	4,791
WEG	26,340	102,764

		7,522,784

☐China–18.25%
†58.com ADR	4,733	222,688
AAC Technologies Holdings	36,000	225,183
Agile Property Holdings	99,000	51,685
Agricultural Bank of China	1,338,000	508,158
Air China	88,000	69,698
†Alibaba Group Holding ADR	48,390	2,853,558
†Aluminum Corp of China	206,000	64,350
Angang Steel	56,000	22,643
Anhui Conch Cement	57,000	168,518
ANTA Sports Products	69,000	179,108
†Autohome ADR	4,006	130,315
AviChina Industry & Technology	108,000	80,122
†Baidu ADR	15,233	2,093,167
Bank of China	4,367,000	1,883,169
Bank of Communications	380,000	264,873
Baoxin Auto Group	42,500	18,143
BBMG	77,000	53,135
Beijing Capital International Airport	50,000	46,735
Beijing Jingneng Clean Energy	68,000	20,883
Biostime International Holdings	8,500	16,368
†Bitauto Holdings ADR	2,554	76,033
†BOE Technology Group Class B	86,700	23,663
†Byd	36,000	191,621
#CGN Power 144A	448,000	187,399
†Cheetah Mobile ADR	1,944	28,110
China BlueChemical	122,000	32,757
China Cinda Asset Management	373,000	129,706
†China CITIC Bank	359,000	209,044
China Coal Energy	131,000	53,162
China Communications Construction	231,000	286,536
China Communications Services	154,000	59,444
China Construction Bank	4,952,000	3,304,588
†=China COSCO Holdings	144,500	82,776
†China Eastern Airlines	102,000	60,916
China Everbright Bank	211,000	92,194
China Galaxy Securities	210,500	149,126
China Hongqiao Group	85,000	40,021
China Huishan Dairy Holdings	239,000	86,356
China International Marine Containers Group	29,300	51,635
China Life Insurance	384,000	1,337,984
China Longyuan Power Group	183,000	197,927
China Mengniu Dairy	73,000	257,415
China Merchants Bank	247,582	603,425

LVIP BlackRock Emerging Markets Managed Volatility Fund–1

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
China Merchants Property Development Class B	16,350	$53,100
†China Minsheng Banking	307,300	284,838
China Molybdenum	96,000	46,947
China National Building Material	178,000	103,135
China Oilfield Services	96,000	96,765
China Pacific Insurance Group	165,400	616,992
China Petroleum & Chemical	1,332,000	815,897
China Railway Construction	101,500	150,152
China Railway Group	242,000	221,033
China Shenhua Energy	165,500	254,186
†=China Shipping Container Lines	192,000	69,242
=China Shipping Development	68,000	43,290
China Southern Airlines	120,000	87,935
China Telecom	718,000	347,880
China Vanke Class B	64,000	137,492
Chongqing Changan Automobile Class B	44,900	75,863
Chongqing Rural Commercial Bank	202,000	114,847
CNOOC	902,000	928,712
Country Garden Holdings	324,733	117,653
CRRC	235,000	299,682
CSG Holding Class B	114,100	86,552
CSPC Pharmaceutical Group	222,000	195,461
†Ctrip.com International ADR	8,118	512,895
#Dalian Wanda Commercial Properties 144A	17,000	98,002
Datang International Power Generation	168,000	63,780
Dongfang Electric	13,400	13,813
Dongfeng Motor Group	142,000	178,217
ENN Energy Holdings	38,000	182,996
Evergrande Real Estate Group	334,000	190,856
FIH Mobile	50,000	23,001
Fosun International	81,000	139,862
Golden Eagle Retail Group	17,000	19,917
Great Wall Motor	156,000	174,060
†Greentown China Holdings	45,500	32,780
Guangdong Electric Power Development Class B	38,040	24,316
Guangshen Railway	98,000	39,128
Guangzhou Automobile Group	104,000	84,901
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	30,939
Guangzhou R&F Properties	56,800	51,675
Haitian International Holdings	67,000	110,891
Haitong Securities	155,200	226,159
#Harbin Bank 144A	56,000	16,243
Hengan International Group	45,000	439,721
Huadian Fuxin Energy	86,000	29,762
Huadian Power International	94,000	73,755
Huaneng Power International	176,000	190,564

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Huaneng Renewables	150,000	$55,604
Industrial & Commercial Bank of China	4,565,000	2,637,185
Inner Mongolia Yitai Coal Class B	57,200	46,599
Intime Retail Group	62,500	64,794
†JD.com ADR	48,673	1,268,418
Jiangling Motors Class B	13,622	42,904
Jiangsu Expressway	52,000	66,608
Jiangxi Copper	62,000	75,598
†Jumei International Holding ADR	4,168	41,138
Kingsoft	29,000	57,083
Lenovo Group	368,000	311,099
Longfor Properties	63,500	80,404
†Luye Pharma Group	89,000	79,462
=Metallurgical Corp of China	150,000	55,354
Mindray Medical International ADR	5,469	119,607
†Momo ADR	2,627	32,838
NetEase ADR	4,381	526,246
New China Life Insurance	37,200	161,251
New Oriental Education & Technology Group ADR	9,829	198,644
People’s Insurance Group of China	406,000	199,246
PetroChina	1,078,000	750,713
PICC Property & Casualty	170,060	333,091
Ping An Insurance Group of China	267,500	1,336,676
†Qihoo 360 Technology ADR	5,871	280,810
†Qunar Cayman Islands ADR	4,538	136,458
†Semiconductor Manufacturing International	1,009,000	91,601
Shandong Weigao Group Medical Polymer	96,000	60,858
Shanghai Electric Group	140,000	76,589
Shanghai Fosun Pharmaceutical Group	17,000	53,384
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	69,908
Shanghai Pharmaceuticals Holding	38,800	81,321
†Shanghai Zhenhua Heavy Industries Class B	107,200	52,410
Shenzhou International Group Holdings	41,000	212,429
Shui On Land	95,500	22,044
†Shunfeng International Clean Energy	40,000	10,225
=Sihuan Pharmaceutical Holdings Group	350,000	45,160
†SINA	4,735	189,968
Sino-Ocean Land Holdings	213,000	116,563
Sinopec Engineering Group	35,000	30,572
†Sinopec Oilfield Service	162,000	52,686
†Sinopec Shanghai Petrochemical	158,000	60,584
Sinopharm Group	63,600	223,700
Sinotrans Class H	65,000	30,673
SOHO China	156,500	61,021

LVIP BlackRock Emerging Markets Managed Volatility Fund–2

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
†Sohu.com	2,938	$121,339
SouFun Holdings ADR	20,354	134,336
Sun Art Retail Group	186,500	143,440
Tencent Holdings	263,100	4,434,912
#†=Tianhe Chemicals Group 144A	546,000	8,806
Tingyi Cayman Islands Holding	92,000	146,957
TravelSky Technology	25,000	31,619
Tsingtao Brewery	24,000	105,562
@Uni-President China Holdings	52,000	50,430
†Vipshop Holdings ADR	22,644	380,419
Want Want China Holdings	304,000	250,402
†Weibo ADR	671	7,844
Weichai Power	50,000	46,779
Weifu High-Technology Group Class B	3,900	9,815
†WuXi PharmaTech Cayman ADR	5,154	222,704
Xinjiang Goldwind Science & Technology	35,600	61,882
Xinyi Solar Holdings	94,000	32,260
Yantai Changyu Pioneer Wine Class B	12,600	38,812
Yanzhou Coal Mining	104,000	46,283
†Youku Tudou ADR	9,501	167,503
†YY ADR	2,387	130,187
Zhejiang Expressway	84,000	91,755
Zhuzhou CSR Times Electric	34,000	252,992
Zijin Mining Group	196,000	51,418
Zoomlion Heavy Industry Science & Technology	59,800	22,631
ZTE	36,520	83,531

		42,184,368

Colombia–0.46%
Almacenes Exito	11,594	50,164
Banco de Bogota	3,192	60,991
Bancolombia	11,538	88,185
Cementos Argos	25,213	77,081
†Cemex Latam Holdings	9,618	37,440
Corp Financiera Colombiana	8,381	103,086
Ecopetrol	145,267	62,335
Empresa de Energia de Bogota	112,169	64,479
Grupo Argos	16,469	95,791
Grupo de Inversiones Suramericana	12,912	149,785
Grupo Nutresa	17,391	116,473
Interconexion Electrica	23,598	54,261
Isagen	103,320	96,367

		1,056,438

Curacao–0.10%
Eclat Textile	14,000	221,846

		221,846

Czech Republic–0.19%
CEZ	9,385	195,222

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Czech Republic (continued)
Komercni banka	1,083	$234,748

		429,970

Greece–0.12%
†Alpha Bank	126,258	15,147
†Eurobank Ergasias	485,416	12,023
Hellenic Telecommunications Organization	11,462	100,713
†National Bank of Greece	70,734	30,400
OPAP	11,828	107,213
†Piraeus Bank	43,790	3,833

		269,329

■Hong Kong–5.14%
†Alibaba Health Information Technology	176,000	112,873
†Alibaba Pictures Group	240,000	53,633
ASM Pacific Technology	15,000	98,381
Beijing Enterprises Holdings	27,500	165,665
†Beijing Enterprises Water Group	232,000	162,282
Belle International Holdings	327,000	284,381
BEP International Holdings	400,000	60,256
BOC Hong Kong Holdings	210,000	619,341
Brilliance China Automotive Holdings	140,000	166,436
†CAR	19,000	27,502
†China Agri-Industries Holdings	77,100	26,532
China Conch Venture Holdings	24,500	52,122
China Everbright	56,000	128,613
China Everbright International	133,000	186,839
China Gas Holdings	124,000	171,034
China Jinmao Holdings Group	170,000	42,999
China Medical System Holdings	114,000	131,219
China Merchants Holdings International	68,000	200,772
China Mobile	295,500	3,537,019
China Overseas Land & Investment	266,000	808,731
China Power International Development	180,000	117,413
China Resources Cement Holdings	52,000	23,804
China Resources Enterprise	62,000	115,355
China Resources Gas Group	52,000	134,207
China Resources Land	123,555	291,749
China Resources Power Holdings	106,000	243,359
China State Construction International Holdings	104,000	149,242
†China Taiping Insurance Holdings	67,194	210,289
China Unicom Hong Kong	342,000	435,083
Chow Tai Fook Jewellery Group	82,600	69,246
CITIC	344,000	628,040
=COSCO Pacific	86,000	101,721
Far East Horizon	108,000	83,868
†GCL-Poly Energy Holdings	488,000	94,532

LVIP BlackRock Emerging Markets Managed Volatility Fund–3

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Geely Automobile Holdings	265,000	$127,017
†GF Securities Class H	37,400	68,194
GOME Electrical Appliances Holding	509,000	77,718
Guangdong Investment	142,000	211,964
Guotai Junan International Holdings	115,000	32,882
Haier Electronics Group	53,000	88,987
†=Hanergy Thin Film Power Group	1,106,000	1
†Heritage International Holdings	1,182,000	102,991
†Hopson Development Holdings	54,000	43,135
Huabao International Holdings	56,000	17,790
Kerry Logistics Network	31,500	44,888
Kerry Properties	39,500	108,450
Kingboard Chemical Holdings	11,000	13,393
Kunlun Energy	164,000	117,838
Lee & Man Paper Manufacturing	67,000	34,000
New World China Land	128,000	76,113
Nine Dragons Paper Holdings	80,000	41,726
NWS Holdings	90,000	118,634
Shanghai Industrial Holdings	34,000	75,428
Shangri-La Asia	86,000	74,663
#Shengjing Bank Class H 144A	44,000	61,996
Shenzhen International Holdings	42,000	57,841
Shenzhen Investment	172,000	60,991
Shimao Property Holdings	57,500	86,891
Sino Biopharmaceutical	152,000	188,228
Sunac China Holdings	78,000	40,918
Yue Yuen Industrial Holdings	48,000	178,580

		11,885,795

Hungary–0.19%
MOL Hungarian Oil & Gas	2,218	96,658
OTP Bank	13,302	256,780
Richter Gedeon	4,959	78,842

		432,280

India–1.92%
Dr. Reddy’s Laboratories ADR	6,983	446,284
ICICI Bank ADR	56,775	475,776
Infosys ADR	57,564	1,098,897
Larsen & Toubro GDR	8,973	200,165
Mahindra & Mahindra GDR	20,259	390,646
#Reliance Industries GDR 144A	28,715	746,590
State Bank of India GDR	9,926	361,462
†Tata Motors ADR	12,773	287,394
Wipro ADR	34,300	421,547

		4,428,761

Indonesia–1.53%
Adaro Energy	725,200	26,595
Astra Agro Lestari	17,000	21,090
Astra International	987,600	353,747
Bank Central Asia	655,400	550,259
Bank Danamon Indonesia	160,000	31,667

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Indonesia (continued)
Bank Mandiri Persero	592,700	$321,510
Bank Negara Indonesia Persero	418,800	118,644
Bank Rakyat Indonesia Persero	548,200	324,587
Bumi Serpong Damai	408,000	39,282
Charoen Pokphand Indonesia	422,000	57,784
Gudang Garam	14,200	40,764
Indocement Tunggal Prakarsa	64,700	72,853
Indofood CBP Sukses Makmur	25,500	21,624
Indofood Sukses Makmur	289,700	109,027
Jasa Marga Persero	99,500	32,875
Kalbe Farma	1,577,400	148,422
Lippo Karawaci	883,500	68,247
Matahari Department Store	51,500	56,882
Media Nusantara Citra	228,500	25,661
Mitra Keluarga Karyasehat	33,500	67,744
Perusahaan Gas Negara Persero	564,700	97,716
Semen Indonesia Persero	166,900	103,221
Surya Citra Media	241,500	45,412
Telekomunikasi Indonesia Persero	2,550,400	460,605
†Tower Bersama Infrastructure	95,500	42,707
Unilever Indonesia	57,300	148,844
United Tractors	93,000	111,331
Vale Indonesia	139,500	20,889
†XL Axiata	109,000	19,499

		3,539,488

Malaysia–2.69%
AMMB Holdings	92,100	95,679
Astro Malaysia Holdings	146,100	93,630
Axiata Group	283,700	374,590
British American Tobacco Malaysia	8,000	109,805
Bumi Armada	193,800	40,894
CIMB Group Holdings	238,900	242,544
DiGi.Com	159,800	201,674
Felda Global Ventures Holdings	281,100	95,979
Gamuda	128,300	128,066
Genting	108,900	180,249
Genting Malaysia	126,100	119,108
Hong Leong Bank	30,400	90,924
Hong Leong Financial Group	6,500	20,732
IHH Healthcare	133,100	180,600
IJM	139,000	101,777
IOI	171,000	158,201
IOI Properties Group	106,691	48,132
KLCC Property Holdings	23,300	37,089
Kuala Lumpur Kepong	28,400	140,143
Lafarge Malaysia	26,900	55,054
Malayan Banking	282,600	551,093
Malaysia Airports Holdings	60,300	72,130
Maxis	144,600	215,628
MISC	73,900	148,241
MMC	191,400	92,530

LVIP BlackRock Emerging Markets Managed Volatility Fund–4

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia (continued)
Nestle Malaysia	4,700	$77,060
Petronas Chemicals Group	154,100	215,414
Petronas Dagangan	17,500	87,030
Petronas Gas	40,000	200,386
PPB Group	35,700	125,340
Public Bank	124,360	495,680
RHB Capital	34,900	47,281
SapuraKencana Petroleum	202,400	86,842
Sime Darby	133,200	235,814
SP Setia	50,500	36,174
Telekom Malaysia	104,000	158,102
Tenaga Nasional	212,300	580,417
UMW Holdings	12,000	20,510
Westports Holdings	75,000	72,446
YTL	288,200	104,914
YTL Power International	204,120	74,813

		6,212,715

Mexico–3.69%
Alfa Class A	151,800	294,989
Alpek	17,877	22,970
America Movil	919,800	763,786
Arca Continental	16,000	90,024
†Cemex CPO	686,756	478,946
Coca-Cola Femsa	23,100	160,472
Concentradora Fibra Danhos	23,500	49,556
Controladora Comercial Mexicana	20,900	60,551
El Puerto de Liverpool	9,000	116,735
Fibra Uno Administracion	120,000	247,590
Fomento Economico Mexicano	104,300	931,678
Fresnillo	12,616	113,019
Gentera	68,000	111,003
Gruma Class B	15,100	207,492
Grupo Aeroportuario del Pacifico Class B	24,500	212,856
Grupo Aeroportuario del Sureste Class B	13,300	202,779
†Grupo Bimbo Class A	139,100	351,780
Grupo Carso Class A1	18,600	83,547
Grupo Comercial Chedraui	20,300	52,910
Grupo Elektra	2,990	51,772
Grupo Financiero Banorte Class O	157,400	771,376
Grupo Financiero Inbursa	112,700	232,662
Grupo Financiero Santander Mexico Class B	78,300	115,738
Grupo Lala	26,000	61,451
Grupo Mexico Class B	202,200	488,653
Grupo Sanborns	19,200	30,865
Grupo Televisa CPO	149,500	777,899
†IDEAL Class B1	50,800	99,079
Industrias Penoles	4,545	62,107
Infraestructura Energetica Nova	3,700	15,132

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
Kimberly-Clark de Mexico Class A	86,600	$195,670
Megacable Holdings	10,300	37,438
Mexichem	55,800	137,027
†Minera Frisco	31,700	16,543
†OHL Mexico	22,700	29,247
†Organizacion Soriana Class B	16,400	34,991
†Promotora y Operadora de Infraestructura	11,800	129,159
Wal-Mart de Mexico Class V	278,700	687,036

		8,526,528

Peru–0.24%
BBVA Banco Continental	23,096	21,579
Cia de Minas Buenaventura ADR	11,758	70,078
Credicorp	4,148	441,181
†Sociedad Minera Cerro Verde	1,206	19,308

		552,146

Philippines–1.31%
Aboitiz Equity Ventures	122,060	150,991
Aboitiz Power	94,400	87,278
Alliance Global Group	186,700	61,359
Ayala	9,750	160,152
Ayala Land	315,600	230,324
BDO Unibank	75,860	168,295
Bloomberry Resorts	141,400	15,802
DMCI Holdings	245,000	67,024
Emperador	168,500	25,207
Energy Development	491,400	57,938
Globe Telecom	2,200	110,761
GT Capital Holdings	2,120	57,526
International Container Terminal Services	31,600	50,705
JG Summit Holdings	173,899	264,538
Jollibee Foods	18,580	76,807
LT Group	204,900	44,259
Manila Electric	9,920	62,993
Megaworld	559,000	52,343
Metro Pacific Investments	556,000	59,292
Metropolitan Bank & Trust	68,388	119,513
Petron	458,500	68,332
Philippine Long Distance Telephone	5,255	246,501
San Miguel	21,640	22,479
Semirara Mining & Power	17,100	49,837
SM Investments	15,532	296,165
SM Prime Holdings	459,100	203,451
Travellers International Hotel Group	87,700	6,279
Universal Robina	54,090	222,462

		3,038,613

Poland–1.04%
Bank Handlowy w Warszawie	224	4,774
†Bank Millennium	11,313	17,519

LVIP BlackRock Emerging Markets Managed Volatility Fund–5

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Poland (continued)
Bank Pekao	7,041	$286,200
†Bank Zachodni WBK	1,176	90,968
†Cyfrowy Polsat	24,736	152,214
Enea	2,486	8,842
ING Bank Slaski	1,650	51,759
KGHM Polska Miedz	6,436	139,036
LPP	41	84,524
†mBank	797	72,858
Orange Polska	36,729	70,221
PGE Polska Grupa Energetyczna	41,363	146,976
Polski Koncern Naftowy Orlen	17,300	302,074
Polskie Gornictwo Naftowe i Gazownictwo	120,732	207,557
†Powszechna Kasa Oszczednosci Bank Polski	46,103	357,509
Powszechny Zaklad Ubezpieczen	3,186	327,141
Tauron Polska Energia	101,776	87,915

		2,408,087

Republic of Korea–10.78%
Amorepacific	1,726	562,459
AMOREPACIFIC Group	1,955	270,003
BGF retail	879	150,138
BS Financial Group	17,808	206,484
†Celltrion	3,198	184,175
CJ	979	218,612
CJ CheilJedang	403	129,855
Coway	2,101	148,672
Daelim Industrial	1,371	78,072
†Daewoo Engineering & Construction	6,943	37,492
Daewoo International	2,500	43,983
Daewoo Securities	11,116	112,625
Daewoo Shipbuilding & Marine Engineering	5,809	31,420
Daum Kakao	1,295	137,968
Dongbu Insurance	2,216	114,932
Doosan	454	42,571
Doosan Heavy Industries & Construction	4,300	77,035
†Doosan Infracore	6,520	36,359
E-Mart	1,041	203,118
GS Holdings	3,547	136,847
Hana Financial Group	16,473	368,053
Hankook Tire	3,937	131,802
†Hanmi Pharm	303	95,420
†Hanmi Science	855	101,045
Hanon Systems	1,630	54,193
Hanssem	488	118,158
Hanwha	2,219	73,089
Hanwha Chemical	5,038	92,384
Hanwha Life Insurance	10,192	70,166
Hotel Shilla	1,595	155,466

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyosung	1,094	$104,504
Hyundai Department Store	1,025	116,155
Hyundai Development Co-Engineering & Construction	2,872	132,626
Hyundai Engineering & Construction	3,383	98,116
Hyundai Glovis	685	129,840
†Hyundai Heavy Industries	2,109	172,689
Hyundai Mobis	4,260	833,555
Hyundai Motor	7,870	1,093,635
Hyundai Steel	3,777	164,637
Hyundai Wia	713	77,918
Industrial Bank of Korea	19,719	227,112
Kangwon Land	5,565	198,904
KB Financial Group	19,169	569,803
KCC	203	70,922
KEPCO Plant Service & Engineering	1,029	105,046
Kia Motors	15,643	709,128
Korea Aerospace Industries	3,264	188,017
Korea Electric Power	13,055	538,252
Korea Gas	1,220	40,974
Korea Investment Holdings	2,023	104,633
Korea Zinc	351	138,029
†Korean Air Lines	2,185	57,913
KT&G	5,824	547,867
Kumho Petro Chemical	746	33,568
LG	5,529	284,666
LG Chem	2,636	638,973
LG Display	10,538	201,184
LG Electronics	4,627	178,737
LG Household & Health Care	448	324,218
LG Uplus	11,580	118,533
Lotte Chemical	720	164,996
Lotte Shopping	353	85,316
NAVER	1,501	650,598
NCSoft	737	117,836
NH Investment & Securities	5,343	45,171
OCI	1,157	80,942
Orion	180	143,343
†Paradise	4,348	82,768
POSCO	3,777	534,058
†Samsung C&T	3,501	435,450
Samsung Card	1,545	47,311
Samsung Electro-Mechanics	2,997	163,347
Samsung Electronics	5,894	5,655,116
Samsung Fire & Marine Insurance	1,682	397,198
Samsung Heavy Industries	8,952	93,354
Samsung Life Insurance	4,075	340,779
Samsung SDI	2,674	246,014
Samsung SDS	1,679	409,335
Samsung Securities	3,314	127,914
Shinhan Financial Group	22,662	792,550
Shinsegae	352	70,484

LVIP BlackRock Emerging Markets Managed Volatility Fund–6

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK Holdings	1,912	$394,674
SK Hynix	30,528	870,689
†SK Innovation	3,143	261,779
S-Oil	2,156	114,727
Woori Bank	25,299	201,064

		24,909,563

Russia–3.43%
Alrosa	91,600	81,278
†Bank Otkritie Financial	2,689	49,657
Bashneft	2,065	54,716
E.ON Russia	530,000	23,105
Gazprom	272,524	561,103
@Gazprom ADR	165,160	666,315
Inter RAO	947,000	15,281
†Lenta GDR	3,859	28,812
Lukoil	10,906	373,966
Lukoil ADR	14,593	497,038
Magnit	3,004	534,001
Magnitogorsk Iron & Steel Works	94,700	29,603
†Mail.Ru Group GDR	6,561	114,365
MegaFon	5,251	65,523
MMC Norilsk Nickel	2,609	379,548
Mobile TeleSystems	51,590	168,352
Moscow Exchange MICEX-RTS	29,930	36,696
Novatek	120,554	1,102,701
Novolipetsk Steel	34,900	40,099
PhosAgro	900	38,412
Polymetal International	9,179	78,999
Rosneft	41,380	154,043
Rostelecom	38,040	50,108
RusHydro	4,280,000	40,002
Sberbank of Russia	276,300	319,308
Sberbank of Russia ADR	65,000	321,864
Severstal	12,830	137,433
Sistema JSFC	152,500	43,011
Surgutneftegas	794,150	407,437
Surgutneftegas ADR	113,978	583,234
Tatneft	79,960	378,101
†United RUSAL	124,374	49,658
†Uralkali	35,000	103,739
†Uralkali GDR	8,792	130,616
VTB Bank	116,460,000	120,832
VTB Bank GDR	74,000	149,888

		7,928,844

South Africa–5.99%
†Anglo American Platinum	2,518	41,717
†AngloGold Ashanti	21,904	176,797
Aspen Pharmacare Holdings	14,861	316,204
Barclays Africa Group	21,700	266,817
Barloworld	10,517	57,393

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa (continued)
Bidvest Group	16,312	$384,970
Capital Property Fund	40,981	46,519
Capitec Bank Holdings	4,388	158,810
Coronation Fund Managers	26,184	123,572
Discovery	20,666	205,607
Exxaro Resources	8,203	31,197
FirstRand	195,642	695,211
Foschini Group	12,247	124,372
Gold Fields	41,147	108,312
Growthpoint Properties	122,692	227,323
†Impala Platinum Holdings	26,618	73,925
Imperial Holdings	9,629	118,062
Kumba Iron Ore	6,311	35,890
Liberty Holdings	10,044	91,767
Life Healthcare Group Holdings	48,192	123,972
Massmart Holdings	6,144	48,073
Mediclinic International	24,771	197,733
MMI Holdings	68,754	118,301
Mr Price Group	10,315	143,992
MTN Group	85,305	1,096,959
Naspers Class N	21,832	2,736,133
Nedbank Group	12,714	201,905
Netcare	79,698	209,262
Pick n Pay Stores	13,295	63,770
Pioneer Foods Group	10,253	145,047
PSG Group	2,512	40,344
Rand Merchant Insurance Holdings	29,588	88,602
Redefine Properties	221,035	186,833
Remgro	26,260	478,948
Resilient Property Income Fund Loan	8,293	69,493
RMB Holdings	27,040	128,913
Sanlam	106,302	459,698
Santam	3,100	50,554
Sasol	35,458	993,272
Shoprite Holdings	21,790	247,465
Standard Bank Group	73,975	722,303
Steinhoff International Holdings	178,488	1,095,990
Tiger Brands	8,958	197,237
Truworths International	17,934	110,204
Tsogo Sun Holdings	62,455	109,060
Vodacom Group	21,240	211,277
Woolworths Holdings	42,005	293,982

		13,853,787

Taiwan–9.19%
Advanced Semiconductor Engineering	273,000	296,848
Advantech	19,690	134,940
Asia Cement	153,805	150,558
Asustek Computer	35,000	300,314
AU Optronics	551,000	162,799
Catcher Technology	39,000	416,085
Cathay Financial Holding	444,743	607,896

LVIP BlackRock Emerging Markets Managed Volatility Fund–7

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Chang Hwa Commercial Bank	177,409	$87,429
Cheng Shin Rubber Industry	73,750	121,025
China Development Financial Holding	764,000	205,680
China Life Insurance	252,200	191,721
China Steel	576,885	336,437
Chunghwa Telecom	204,000	611,775
Compal Electronics	225,000	127,546
CTBC Financial Holding	816,529	421,225
Delta Electronics	104,000	489,539
E.Sun Financial Holding	509,847	299,902
Evergreen Marine Taiwan	69,690	29,381
Far Eastern New Century	218,351	194,561
†Far EasTone Telecommunications	93,000	200,162
Feng TAY Enterprise	21,630	134,535
First Financial Holding	558,375	254,434
Formosa Chemicals & Fibre	237,070	482,135
Formosa Petrochemical	86,000	204,806
Formosa Plastics	291,560	615,399
Foxconn Technology	47,735	136,923
Fubon Financial Holding	267,000	417,118
Giant Manufacturing	7,000	50,937
Hermes Microvision	2,000	76,082
Hon Hai Precision Industry	705,373	1,838,983
Hotai Motor	26,000	276,856
HTC	44,000	85,005
Hua Nan Financial Holdings	486,822	226,769
Innolux	575,050	179,728
†Inotera Memories	159,000	99,750
Inventec	176,000	83,689
Largan Precision	5,000	389,426
Lite-On Technology	152,855	140,535
MediaTek	87,910	652,854
Mega Financial Holding	603,423	418,298
Nan Ya Plastics	288,800	489,101
Nanya Technology	48,000	53,391
Novatek Microelectronics	39,000	122,194
Pegatron	95,000	232,017
Pou Chen	140,000	210,172
President Chain Store	22,000	136,926
Quanta Computer	114,000	198,026
Shin Kong Financial Holding	587,411	139,422
Siliconware Precision Industries	165,000	205,278
SinoPac Financial Holdings	692,097	218,938
Synnex Technology International	106,000	105,822
†Taishin Financial Holding	405,078	143,668
Taiwan Cement	199,000	201,895
Taiwan Cooperative Financial Holding	276,678	114,283
Taiwan Mobile	89,000	271,925
Taiwan Semiconductor Manufacturing	1,305,000	5,219,319
TPK Holding	21,000	50,165
Uni-President Enterprises	283,019	490,471
United Microelectronics	610,000	199,966

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Wistron	117,933	$61,539
Yuanta Financial Holding	517,348	191,970
Yulon Motor	26,000	23,273
Yulon Nissan Motor	1,000	7,541

		21,237,387

Thailand–1.92%
Advanced Info Service NVDR	60,600	377,388
Airports of Thailand NVDR	17,500	135,626
Airports of Thailand-Foreign	9,000	69,574
Bangkok Bank NVDR	10,800	47,639
Bangkok Dusit Medical Services - Foreign	152,500	77,613
Bank of Ayudhya NVDR	128,100	106,823
Banpu-Foreign	62,000	34,113
BEC World-Foreign	62,000	54,580
Big C Supercenter NVDR	13,800	76,567
BTS Group Holdings NVDR	288,500	77,416
Bumrungrad Hospital NVDR	10,700	63,689
Central Pattana-Foreign	111,600	137,389
Charoen Pokphand Foods-Foreign	145,700	82,971
CP ALL NVDR	279,200	368,202
Delta Electronics Thailand NVDR	15,200	36,846
Glow Energy-Foreign	31,400	73,425
Home Product Center NVDR	174,993	33,025
Home Product Center-Foreign	41	8
Indorama Ventures-Foreign	80,500	50,935
Intouch Holdings - Foreign	9,500	19,078
Intouch Holdings NVDR	76,500	153,246
IRPC-Foreign	586,900	60,708
Kasikornbank NVDR	74,900	353,259
Krung Thai Bank-Foreign	209,100	98,366
Land & Houses NVDR	140,040	31,076
Minor International NVDR	74,580	59,104
Minor International-Foreign	39,490	30,962
PTT Exploration & Production NVDR	100,200	193,797
PTT Global Chemical NVDR	95,400	141,510
PTT NVDR	52,500	348,113
Siam Cement NVDR	14,500	185,312
Siam City Cement NVDR	3,500	32,768
Siam Commercial Bank NVDR	98,400	363,641
Thai Oil-Foreign	74,300	107,822
Thai Union Group-Foreign	122,800	62,160
TMB Bank-Foreign	917,700	61,096
Total Access Communication NVDR	39,000	62,043
†True NVDR	639,751	172,006

		4,439,896

Turkey–1.08%
Akbank	80,562	180,727
Anadolu Efes Biracilik Ve Malt Sanayii	13,470	95,089
Arcelik	11,710	57,090

LVIP BlackRock Emerging Markets Managed Volatility Fund–8

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey (continued)
BIM Birlesik Magazalar	12,601	$223,463
Coca-Cola Icecek	4,593	52,568
Emlak Konut Gayrimenkul Yatirim Ortakligi	155,534	129,146
Enka Insaat ve Sanayi	39,304	64,951
Eregli Demir ve Celik Fabrikalari	62,764	77,478
Ford Otomotiv Sanayi	4,019	42,949
Haci Omer Sabanci Holding	45,972	134,892
KOC Holding	39,095	152,636
Tav Havalimanlari Holding	4,762	37,419
Tofas Turk Otomobil Fabrikasi	6,590	39,121
†Tupras Turkiye Petrol Rafinerileri	6,592	161,572
†Turk Hava Yollari	28,907	76,267
Turk Telekomunikasyon	20,154	39,779
Turkcell Iletisim Hizmetleri	54,196	189,116
Turkiye Garanti Bankasi	101,460	236,120
Turkiye Halk Bankasi	31,430	105,107
Turkiye Is Bankasi Class C	110,314	171,978
Turkiye Sise ve Cam Fabrikalari	93,410	88,668
Turkiye Vakiflar Bankasi Class D	86,416	109,552
Yapi ve Kredi Bankasi	34,564	38,549

		2,504,237

United Arab Emirates–0.74%
Abu Dhabi Commercial Bank	109,965	229,899
Aldar Properties	155,217	102,257
†Arabtec Holding	105,385	53,292
DAMAC Properties Dubai	86,274	71,729
DP World	9,110	193,736
Dubai Financial Market	82,016	37,767
Dubai Islamic Bank	50,000	91,532
†Emaar Malls Group	107,535	90,823
Emaar Properties	173,144	306,853
First Gulf Bank	63,326	240,875
National Bank of Abu Dhabi	70,161	182,241
Union National Bank	64,469	108,200

		1,709,204

United Kingdom–0.03%
Shanghai Baosight Software	20,600	68,020

		68,020

Total Common Stock (Cost $186,225,100)		169,360,086

EXCHANGE-TRADED FUNDS–6.76%
iShares India 50	272,464	7,601,746
iShares MSCI Chile Capped	69,234	2,281,953
iShares MSCI India	200,946	5,741,027

Total Exchange-Traded Funds (Cost $15,130,020)		15,624,726

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK–2.55%
Brazil–1.59%
AES Tiete 5.10%	3,800	$13,580
Banco Bradesco 4.86%	128,156	688,743
Braskem 3.25%	6,900	29,165
Centrais Eletricas Brasileiras 1.05%	16,900	37,464
Cia Brasileira de Distribuicao 2.26%	7,800	98,061
Cia de Transmissao de Energia Eletrica Paulista 4.68%	2,015	20,744
Cia Energetica de Minas Gerais 20.66%	52,729	92,687
Cia Energetica de Sao Paulo Class B 30.28%	13,400	51,333
Cia Paranaense de Energia Class B 7.39%	6,200	51,192
Gerdau 3.59%	38,300	52,449
Itau Unibanco Holding 4.66%	152,008	1,009,372
Itausa - Investimentos Itau 5.59%	185,886	334,719
Lojas Americanas 0.64%	19,800	80,994
†Oi	18,750	13,429
†Petroleo Brasileiro	205,300	373,819
Suzano Papel e Celulose 0.79%	31,800	153,819
Telefonica Brasil 12.16%	24,500	224,907
Usinas Siderurgicas de Minas Gerais 0.97%	38,400	33,120
Vale 10.37%	97,900	328,374

		3,687,971

Colombia–0.16%
Banco Davivienda 3.31%	3,488	26,772
Bancolombia 3.02%	21,180	170,658
Cementos Argos 2.56%	12,000	34,976
Grupo Argos 1.56%	5,525	30,919
Grupo Aval Acciones y Valores 4.83%	165,853	63,112
Grupo de Inversiones Suramericana 1.43%	3,624	41,266

		367,703

Republic of Korea–0.56%
Amorepacific 0.53%	430	67,773
Hyundai Motor
3.73%	1,038	97,069
3.76%	1,908	183,941
LG Chem 2.11%	358	57,644
LG Electronics 1.95%	811	15,628
LG Household & Health Care 1.01%	184	62,080
Samsung Electronics 2.02%	988	766,964
Samsung Fire & Marine Insurance 2.57%	250	35,222

		1,286,321

Russia–0.24%
AK Transneft 0.52%	77	174,887
Bashneft 7.48%	2,295	50,437
Sberbank of Russia 0.67%	45,800	40,779
Surgutneftegas	446,300	270,014

LVIP BlackRock Emerging Markets Managed Volatility Fund–9

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Russia (continued)
Tatneft 6.11%	7,000	$18,449

		554,566

Total Preferred Stock (Cost $10,215,374)		5,896,561

ΔRIGHT–0.00%
☐China–0.00%
Fosun International	9,072	0

		0

Total Right (Cost $0)		—

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–15.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	34,715,635	$34,715,635

Total Money Market Fund (Cost $34,715,635)		34,715,635

TOTAL VALUE OF SECURITIES–97.61% (Cost $246,286,129)	225,597,008
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.39%	5,523,517

NET ASSETS APPLICABLE TO 29,061,756 SHARES OUTSTANDING–100.00%	$231,120,525

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $1,119,036, which represents 0.48% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $2,538,455 cash pledged as collateral for futures contracts as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $725,011, which represents 0.31% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $406,350, which represents 0.18% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets Managed Volatility Fund–10

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	THB	(700,000)	USD	19,193	10/1/15	$(61)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(973) E-mini MSCI Emerging Markets Index	$(37,786,907)	$(38,487,015)	12/21/15	$(700,108)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

NVDR–Nonvoting Depositary Receipt

THB–Thailand Baht

USD–United States Dollar

LVIP BlackRock Emerging Markets Managed Volatility Fund–11

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$7,522,784	$—	$—	$7,522,784
China	9,991,146	31,888,594	304,628	42,184,368
Colombia	1,056,438	—	—	1,056,438
Curacao	—	221,846	—	221,846
Czech Republic	—	429,970	—	429,970
Greece	—	269,329	—	269,329
Hong Kong	61,996	11,722,077	101,722	11,885,795
Hungary	—	432,280	—	432,280
India	3,837,950	590,811	—	4,428,761
Indonesia	—	3,539,488	—	3,539,488
Malaysia	345,520	5,867,195	—	6,212,715
Mexico	8,413,509	113,019	—	8,526,528
Peru	552,146	—	—	552,146
Philippines	112,485	2,926,128	—	3,038,613
Poland	51,759	2,356,328	—	2,408,087
Republic of Korea	723,079	24,186,484	—	24,909,563
Russia	734,996	7,193,848	—	7,928,844
South Africa	159,614	13,694,173	—	13,853,787
Taiwan	—	21,237,387	—	21,237,387
Thailand	—	4,439,896	—	4,439,896
Turkey	223,463	2,280,774	—	2,504,237
United Arab Emirates	—	1,709,204	—	1,709,204
United Kingdom	—	68,020	—	68,020
Exchange-Traded Funds	15,624,726	—	—	15,624,726
Preferred Stock	4,055,674	1,840,887	—	5,896,561
Right	—	—	—	—
Money Market Fund	34,715,635	—	—	34,715,635

Total	$88,182,920	$137,007,738	$406,350	$225,597,008

Foreign Currency Exchange Contracts	$—	$(61)	$—	$(61)

Futures Contracts	$(700,108)	$—	$—	$(700,108)

As a result of utilizing international fair value pricing at September 30, 2015, the majority of the portfolio was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Emerging Markets Managed Volatility Fund–12

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.47%
Aerospace & Defense–6.83%
Honeywell International	120,030	$11,365,641
Lockheed Martin	57,020	11,820,816
Northrop Grumman	73,580	12,210,601
Raytheon	152,320	16,642,483
United Technologies	62,740	5,583,233

		57,622,774

Air Freight & Logistics–1.05%
United Parcel Service Class B	90,120	8,893,943

		8,893,943

Banks–14.42%
Bank of America	721,100	11,234,738
Citigroup	480,070	23,816,273
JPMorgan Chase	513,780	31,325,167
SunTrust Banks	355,005	13,575,391
U.S. Bancorp	314,800	12,909,948
Wells Fargo	562,430	28,880,781

		121,742,298

Beverages–1.71%
Coca-Cola	207,750	8,334,930
Diageo	226,318	6,080,669

		14,415,599

Biotechnology–0.47%
AbbVie	72,730	3,957,239

		3,957,239

Capital Markets–1.84%
Goldman Sachs Group	44,050	7,654,128
Morgan Stanley	248,550	7,829,325

		15,483,453

Chemicals–2.34%
Chemours	36,388	235,430
Dow Chemical	142,930	6,060,232
duPont (E.I.) deNemours	181,840	8,764,688
Praxair	45,670	4,651,946

		19,712,296

Commercial Services & Supplies–0.37%
Tyco International	93,800	3,138,548

		3,138,548

Communications Equipment–1.95%
Motorola Solutions	97,880	6,693,034
QUALCOMM	181,180	9,734,801

		16,427,835

Consumer Finance–0.44%
American Express	49,822	3,693,305

		3,693,305

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–0.88%
CME Group	79,850	$7,405,289

		7,405,289

Diversified Telecommunication Services–1.88%
BCE	55,720	2,282,291
Verizon Communications	311,140	13,537,701

		15,819,992

Electric Utilities–1.68%
Eversource Energy	16,520	836,242
Exelon	67,800	2,013,660
ITC Holdings	64,300	2,143,762
NextEra Energy	94,440	9,212,622

		14,206,286

Electrical Equipment–0.34%
Rockwell Automation	28,280	2,869,572

		2,869,572

Energy Equipment & Services–0.41%
Schlumberger	50,180	3,460,915

		3,460,915

Food & Staples Retailing–1.25%
Kroger	292,100	10,536,047

		10,536,047

Food Products–0.53%
Mondelez International	107,280	4,491,814

		4,491,814

Health Care Equipment & Supplies–0.91%
Abbott Laboratories	72,730	2,925,201
Becton, Dickinson	35,900	4,762,494

		7,687,695

Health Care Providers & Services–3.65%
Anthem	44,820	6,274,800
Quest Diagnostics	114,470	7,036,471
UnitedHealth Group	151,050	17,523,311

		30,834,582

Hotels, Restaurants & Leisure–0.76%
McDonald’s	64,824	6,387,109

		6,387,109

Household Products–1.65%
Procter & Gamble	194,020	13,957,799

		13,957,799

Industrial Conglomerates–3.32%
3M	38,850	5,507,765
General Electric	893,290	22,528,774

		28,036,539

LVIP BlackRock Equity Dividend Managed Volatility Fund–1

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–5.35%
ACE	47,590	$4,920,806
American International Group	181,090	10,289,534
MetLife	221,450	10,441,367
Prudential Financial	134,440	10,245,672
Travelers	92,950	9,251,313

		45,148,692

IT Services–0.22%
International Business Machines	12,980	1,881,711

		1,881,711

Media–1.41%
Comcast Class A Special	207,100	11,854,404

		11,854,404

Metals & Mining–0.30%
BHP Billiton	160,111	2,528,841

		2,528,841

Multiline Retail–1.55%
Dollar General	181,000	13,111,640

		13,111,640

Multi-Utilities–2.67%
CMS Energy	129,900	4,588,068
Dominion Resources	126,260	8,886,179
Public Service Enterprise Group	45,833	1,932,319
Sempra Energy	32,790	3,171,449
WEC Energy Group	76,470	3,993,263

		22,571,278

Oil, Gas & Consumable Fuels–7.93%
Chevron	98,171	7,743,728
ConocoPhillips	62,300	2,987,908
Exxon Mobil	260,780	19,388,993
Marathon Oil	183,490	2,825,746
Marathon Petroleum	185,020	8,571,977
Occidental Petroleum	176,367	11,666,677
Spectra Energy	103,690	2,723,936
TOTAL ADR	245,706	10,985,515

		66,894,480

Paper & Forest Products–0.77%
International Paper	170,710	6,451,131

		6,451,131

Personal Products–0.19%
Unilever New York Shares	40,660	1,634,532

		1,634,532

Pharmaceuticals–6.88%
AstraZeneca	30,400	1,927,989
Bristol-Myers Squibb	107,480	6,362,816
Johnson & Johnson	140,290	13,096,071
Merck	311,920	15,405,729

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	676,260	$21,241,327

		58,033,932

Professional Services–0.45%
Nielsen Holdings	86,110	3,829,312

		3,829,312

Real Estate Investment Trusts–0.38%
Weyerhaeuser	118,400	3,237,056

		3,237,056

Road & Rail–0.77%
Union Pacific	73,552	6,502,732

		6,502,732

Semiconductors & Semiconductor Equipment–2.07%
Intel	579,580	17,468,541

		17,468,541

Software–2.93%
Microsoft	385,800	17,075,508
Oracle	212,600	7,679,112

		24,754,620

Specialty Retail–2.97%
Gap	234,500	6,683,250
Home Depot	159,030	18,366,375

		25,049,625

Technology Hardware, Storage & Peripherals–0.91%
Lenovo Group	2,060,000	1,741,476
Samsung Electronics GDR	12,610	5,963,623

		7,705,099

Tobacco–1.76%
Altria Group	98,830	5,376,352
Philip Morris International	47,080	3,734,856
Reynolds American	130,332	5,769,798

		14,881,006

Water Utilities–0.80%
American Water Works	122,970	6,773,188

		6,773,188

Wireless Telecommunication Services–0.48%
SK Telecom ADR	165,520	4,038,688

		4,038,688

Total Common Stock (Cost $689,615,904)		755,131,437

LVIP BlackRock Equity Dividend Managed Volatility Fund–2

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–9.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	78,689,615	$78,689,615

Total Money Market Fund (Cost $78,689,615)		78,689,615

TOTAL VALUE OF SECURITIES–98.79% (Cost $768,305,519)	$833,821,052
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.21%	10,243,982

NET ASSETS APPLICABLE TO 52,162,167 SHARES OUTSTANDING–100.00%	$844,065,034

«	Includes $6,573,664 cash pledged as collateral for futures contracts as of September 30, 2015.

The following foreign currency contracts and futures contract were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
NT	AUD	(140,000)	USD	98,321	10/1/15	$61
NT	HKD	967,000	USD	(124,773)	10/2/15	(2)
UBS	HKD	626,000	USD	(80,773)	10/5/15	(2)
						$57

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3,925) E-mini S&P 500 Index	$(379,351,961)	$(374,582,375)	12/21/15	$4,769,586

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

GDR–Global Depository Receipt

HKD–Hong Kong Dollar

NT–Northern Trust

UBS–Union Bank of Switzerland

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$57,622,774	$—	$57,622,774
Air Freight & Logistics	8,893,943	—	8,893,943
Banks	121,742,298	—	121,742,298
Beverages	8,334,930	6,080,669	14,415,599
Biotechnology	3,957,239	—	3,957,239

LVIP BlackRock Equity Dividend Managed Volatility Fund–3

LVIP BlackRock Equity Dividend Managed Volatility Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Capital Markets	$15,483,453	$—	$15,483,453
Chemicals	19,712,296	—	19,712,296
Commercial Services & Supplies	3,138,548	—	3,138,548
Communications Equipment	16,427,835	—	16,427,835
Consumer Finance	3,693,305	—	3,693,305
Diversified Financial Services	7,405,289	—	7,405,289
Diversified Telecommunication Services	15,819,992	—	15,819,992
Electric Utilities	14,206,286	—	14,206,286
Electrical Equipment	2,869,572	—	2,869,572
Energy Equipment & Services	3,460,915	—	3,460,915
Food & Staples Retailing	10,536,047	—	10,536,047
Food Products	4,491,814	—	4,491,814
Health Care Equipment & Supplies	7,687,695	—	7,687,695
Health Care Providers & Services	30,834,582	—	30,834,582
Hotels, Restaurants & Leisure	6,387,109	—	6,387,109
Household Products	13,957,799	—	13,957,799
Industrial Conglomerates	28,036,539	—	28,036,539
Insurance	45,148,692	—	45,148,692
IT Services	1,881,711	—	1,881,711
Media	11,854,404	—	11,854,404
Metals & Mining	—	2,528,841	2,528,841
Multiline Retail	13,111,640	—	13,111,640
Multi-Utilities	22,571,278	—	22,571,278
Oil, Gas & Consumable Fuels	66,894,480	—	66,894,480
Paper & Forest Products	6,451,131	—	6,451,131
Personal Products	1,634,532	—	1,634,532
Pharmaceuticals	56,105,943	1,927,989	58,033,932
Professional Services	3,829,312	—	3,829,312
Real Estate Investment Trusts	3,237,056	—	3,237,056
Road & Rail	6,502,732	—	6,502,732
Semiconductors & Semiconductor Equipment	17,468,541	—	17,468,541
Software	24,754,620	—	24,754,620
Specialty Retail	25,049,625	—	25,049,625
Technology Hardware, Storage & Peripherals	—	7,705,099	7,705,099
Tobacco	14,881,006	—	14,881,006
Water Utilities	6,773,188	—	6,773,188
Wireless Telecommunication Services	4,038,688	—	4,038,688
Money Market Fund	78,689,615	—	78,689,615

Total	$815,578,454	$18,242,598	$833,821,052

Foreign Currency Exchange Contracts	$—	$57	$57

Futures Contracts	$4,769,586	$—	$4,769,586

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Equity Dividend Managed Volatility Fund–4

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.14%
International Equity Fund–95.62%
*BlackRock Global Allocation V.I. Fund	58,050,586	$896,881,548

		896,881,548

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–3.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	32,976,923	$32,976,922

		32,976,922

Total Investment Companies (Cost $1,037,645,785)		929,858,470

TOTAL VALUE OF SECURITIES–99.14% (Cost $1,037,645,785)	929,858,470
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	8,081,234

NET ASSETS APPLICABLE TO 99,843,602 SHARES OUTSTANDING–100.00%	$937,939,704

*	Class I shares.

«	Includes $11,472,538 cash pledged as collateral for futures contracts and $5,743,615 foreign currencies due to broker as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(172) British Pound Currency	$(16,465,857)	$(16,246,475)	12/15/15	$219,382
(344) E-mini MSCI Emerging Markets Index	(13,654,783)	(13,606,920)	12/21/15	47,863
(590) E-mini S&P 500 Index	(57,052,118)	(56,306,650)	12/21/15	745,468
(59) E-mini S&P MidCap 400 Index	(8,001,199)	(8,041,110)	12/21/15	(39,911)
(196) Euro Currency	(27,445,925)	(27,388,550)	12/15/15	57,375
(802) Euro STOXX 50 Index	(28,436,333)	(27,700,143)	12/21/15	736,190
(182) FTSE 100 Index	(16,848,558)	(16,570,712)	12/21/15	277,846
(189) Japanese Yen Currency	(19,626,036)	(19,710,337)	12/15/15	(84,301)
(131) Nikkei 225 Index (OSE)	(19,449,245)	(18,990,414)	12/11/15	458,831

	$(206,980,054)			$2,418,743

The use futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

 The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$929,858,470

Futures Contracts	$2,418,743

 There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–12.11%
Fannie Mae S.F. 30 yr 3.50% 8/1/45	78,269,492	$81,726,241
Freddie Mac S.F. 30 yr 3.50% 9/1/45	78,766,646	82,044,260

Total Agency Mortgage-Backed Securities (Cost $163,610,680)		163,770,501

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.30%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	1,030,692
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	949,211
#GS Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	926,827
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.279% 5/15/48	798,000	817,514
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	360,415

Total Commercial Mortgage-Backed Securities (Cost $4,076,098)		4,084,659

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.13%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	104,744	109,265
Series 2003-6 1A4 5.50% 5/25/33	198,338	206,951
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	77,686	77,502
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	343,790	347,202
¿CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34	161,943	168,924
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33	222,198	228,283
•PHHMC Trust Series 2007-6 A1 5.357% 12/18/37	156,228	155,174
•Sequoia Mortgage Trust Series 2011-1 A1 4.125% 2/25/41	25,777	25,927
¿WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	312,145	320,897

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		63,176	$64,231

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,731,041)			1,704,356

ΔSOVEREIGN BONDS–19.42%
France–5.88%
France Government Bond O.A.T. 3.75% 4/25/17	EUR	67,025,000	79,537,141

			79,537,141

Germany–9.90%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	4,590,406	5,286,769
Bundesschatzanweisungen 0.00% 9/15/17		20,075,000	22,544,523
Deutsche Bundesrepublik Inflation Linked Bond
1.50% 4/15/16	EUR	5,797	6,490
1.75% 4/15/20	EUR	85,770,763	106,023,796

			133,861,578

Italy–1.28%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
2.10% 9/15/16	EUR	53,396	61,055
#144A 2.35% 9/15/24	EUR	4,957,264	6,269,042
2.55% 9/15/41	EUR	1,576,944	2,137,170
2.60% 9/15/23	EUR	6,833,220	8,797,202

			17,264,469

Japan–0.06%
Japanese Government CPI Linked Bond 1.10% 12/10/16	JPY	87,362,100	776,690

			776,690

Mexico–0.89%
Mexican Udibonos 4.00% 6/13/19	MXN	188,535,175	12,066,445

			12,066,445

New Zealand–0.86%
New Zealand Government Bonds 3.00% 9/20/30	NZD	16,302,000	11,679,320

			11,679,320

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Spain–0.55%
Spain Government Inflation Linked Bond
#144A 0.55% 11/30/19	EUR	6,587,614	$7,517,781

			7,517,781

Total Sovereign Bonds (Cost $270,594,397)			262,703,424

U.S. TREASURY OBLIGATIONS–54.30%
U.S. Treasury Inflation Index Bonds
0.375% 7/15/25		43,354,420	42,264,923
0.625% 2/15/43		56,379,561	47,628,608
0.75% 2/15/42		22,014,277	19,320,103
0.75% 2/15/45		359,782	312,821
1.375% 2/15/44		4,270,122	4,342,376
1.75% 1/15/28		26,348,094	29,162,150
2.00% 1/15/26		3,119,919	3,504,221
2.125% 2/15/40		17,126,560	20,233,198
2.125% 2/15/41		17,794,527	21,142,354
2.375% 1/15/25		56,110,830	64,637,432
2.375% 1/15/27		7,096,141	8,314,265
2.50% 1/15/29		29,632,344	35,603,380
3.375% 4/15/32		373,645	512,881
3.625% 4/15/28		33,340,859	44,246,087
3.875% 4/15/29		34,643,214	47,833,340

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Notes
0.125% 1/15/22	34,175,025	$33,339,788
0.125% 7/15/22	9,962,784	9,726,098
0.125% 1/15/23	77,154,958	74,470,120
0.125% 7/15/24	23,936,218	22,865,312
0.25% 1/15/25	37,049,452	35,546,245
0.375% 7/15/23	67,011,951	65,926,089
¥0.625% 7/15/21	23,445,933	23,797,622
0.625% 1/15/24	54,873,757	54,670,833
1.125% 1/15/21	23,958,466	24,920,087

Total U.S. Treasury Obligations (Cost $749,619,540)		734,320,333

	Number of Shares

MONEY MARKET FUNDS–13.50%
BlackRock Liquidity TempFund	85,005,686	85,005,686
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	97,513,019	97,513,019

Total Money Market Funds (Cost $182,518,705)		182,518,705

TOTAL VALUE OF SECURITIES–99.76% (Cost $1,372,150,461)	1,349,101,978
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	3,234,691

NET ASSETS APPLICABLE TO 134,736,618 SHARES OUTSTANDING–100.00%	$1,352,336,669

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $17,511,066 which represents 1.29% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

«	Includes $6,959 due to custodian, $4,350,993 cash pledged as collateral for futures contracts and $2,433,585 foreign currencies due to broker as of September 30, 2015.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	CAD	(4,515,214)	GBP	2,200,000	12/15/15	$ (55,334)
BCLY	EUR	214,223,000	USD	(239,929,760)	10/5/15	(538,581)
BCLY	EUR	(214,223,000)	USD	240,037,085	11/4/15	534,048
BCLY	JPY	49,650,000	USD	(412,821)	10/5/15	1,092
BCLY	JPY	(99,300,000)	USD	825,955	11/5/15	(2,187)
BCLY	MXN	94,206,000	USD	(5,579,932)	10/20/15	(21,871)
BNP	MXN	(202,054,000)	USD	12,681,478	10/20/15	760,490
CITI	GBP	(2,240,000)	CAD	4,508,313	12/15/15	(10,328)
DB	CAD	2,497,441	GBP	(1,230,000)	12/15/15	10,730
DB	NZD	127,000	USD	(79,702)	10/20/15	1,372
GSC	CAD	(2,514,003)	GBP	1,230,000	12/15/15	(23,137)
GSC	EUR	(95,912,000)	USD	106,822,465	10/5/15	(357,840)
GSC	NZD	2,727,000	USD	(1,709,015)	10/20/15	31,846
HSBC	NZD	(25,110,000)	USD	16,700,409	10/20/15	670,690
MSC	EUR	100,000	USD	(113,093)	10/5/15	(1,345)
RBS	EUR	(92,367,000)	USD	103,498,424	10/5/15	279,606
SCB	NZD	4,105,000	USD	(2,641,955)	10/20/15	(21,406)
UBS	EUR	(26,044,000)	USD	29,221,888	10/5/15	118,087
UBS	JPY	(49,650,000)	USD	409,554	10/5/15	(4,359)
UBS	NZD	458,000	USD	(288,889)	10/20/15	3,488

						$1,375,061

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(426)	90 Day Euro Future	$(105,928,186)	$(106,058,025)	12/15/15	$ (129,839)
(742)	Euro-Bobl	(106,964,367)	(106,971,868)	12/9/15	(7,501)
(69)	Euro-BTP	(10,332,954)	(10,508,040)	12/9/15	(175,086)
(44)	Euro-Bund	(7,553,047)	(7,679,175)	12/8/15	(126,128)
2	Euro-Buxl 30 yr	342,329	348,048	12/9/15	5,719
(691)	Euro-Schatz	(85,948,261)	(85,975,935)	12/9/15	(27,674)
(65)	Japan 10 yr Bonds (OSE)	(80,156,698)	(80,280,093)	12/15/15	(123,395)
(49)	Long Gilt	(8,689,139)	(8,825,584)	12/30/15	(136,445)
241	U.S. Treasury 2 yr Notes	52,735,414	52,786,531	1/2/16	51,117
468	U.S. Treasury 5 yr Notes	56,207,836	56,401,312	1/2/16	193,476
(1,299)	U.S. Treasury 10 yr Notes	(166,348,314)	(167,225,954)	12/22/15	(877,640)
208	U.S. Treasury Long Bonds	33,028,220	32,727,500	12/22/15	(300,720)
(406)	U.S. Treasury Ultra Bonds	(65,161,238)	(65,124,938)	12/22/15	36,300

		$(494,768,405)			$(1,617,816)

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Index Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$330,208,782	10/29/15	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.751%.	$(732,157)*

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

*Swap contract was fair valued at September 30, 2015.

Summary of Abbreviations:

BCLY–Barclays Bank

BNP–Banque Paribas

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley & Company

MXN–Mexican Peso

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

OSE–Osaka Securities Exchange

RBS–Royal Bank of Scotland

SCB–Standard Chartered Bank

S.F.–Single Family

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$ —	$ 163,770,501	$ —	$ 163,770,501
Commercial Mortgage-Backed Securities	—	4,084,659	—	4,084,659
Non-Agency Collateralized Mortgage Obligations	—	1,704,356	—	1,704,356
Sovereign Bonds	—	262,703,424	—	262,703,424
U.S. Treasury Obligations	—	734,320,333	—	734,320,333
Money Market Funds	182,518,705	—	—	182,518,705
Total	$182,518,705	$1,166,583,273	$ —	$1,349,101,978
Foreign Currency Exchange Contracts	$ —	$ 1,375,061	$ —	$ 1,375,061
Futures Contracts	$ (1,617,816)	$ —	$ —	$ (1,617,816)
Index Swap Contract	$ —	$ —	$(732,157)	$ (732,157)

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.56%
Equity Funds–26.13%
Alerian MLP ETF	12,463	$155,538
iShares Core High Dividend ETF	13,693	952,759
iShares Select Dividend ETF	3,586	260,882
iShares U.S. Preferred Stock ETF	22,771	878,961

		2,248,140

Fixed Income Funds–55.89%
iShares 1-3 Year Credit Bond ETF	10,976	1,153,907
iShares 10+ Year Credit Bond ETF	10,923	622,939
iShares CMBS ETF	8,629	445,860
iShares iBoxx $ High Yield Corporate Bond ETF	26,786	2,231,006
iShares Intermediate Credit Bond ETF	3,269	355,013

		4,808,725

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–14.48%
iShares Emerging Markets Dividend ETF	7,872	$242,930
iShares Europe ETF	5,268	209,666
iShares International Select Dividend ETF	23,779	668,903
iShares MSCI Eurozone ETF	3,635	124,826

		1,246,325

Money Market Fund–3.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	263,510	263,510

		263,510

Total Investment Companies (Cost $9,230,701)		8,566,700

TOTAL VALUE OF SECURITIES–99.56% (Cost $9,230,701)	8,566,700
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	37,568

NET ASSETS APPLICABLE TO 931,092 SHARES OUTSTANDING–100.00%	$8,604,268

«	Includes $23,666 cash and $3,012 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1	Australian 10 yr Bond	$ 67,718	$68,341	12/16/15	$ 623
(2)	E-mini S&P 500 Index	(193,970)	(190,870)	12/21/15	3,100
(1)	Euro Currency	(141,996)	(139,738)	12/15/15	2,258
(2)	U.S. Treasury 2 yr Notes	(437,779)	(438,063)	1/2/16	(284)
(3)	U.S. Treasury 5 yr Notes	(359,692)	(361,547)	1/2/16	(1,855)
(4)	U.S. Treasury 10 yr Notes	(510,054)	(514,937)	12/22/15	(4,883)

		$(1,575,773)			$(1,041)

The use of futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

MLP–Master Limited Partnership

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$8,566,700

Futures Contracts	$(1,041)

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–87.53%
Aerospace & Defense–0.88%
B/E Aerospace	2,029	$89,073
Triumph Group	2,178	91,650

		180,723

Airlines–1.54%
American Airlines Group	3,979	154,505
Southwest Airlines	4,224	160,681

		315,186

Auto Components–3.16%
Delphi Automotive	2,703	205,536
Lear	2,078	226,045
†Visteon	2,130	215,641

		647,222

Automobiles–0.45%
†Tesla Motors	367	91,163

		91,163

Banks–4.27%
BankUnited	7,033	251,430
Regions Financial	27,481	247,604
SunTrust Banks	4,868	186,152
†Western Alliance Bancorp	6,131	188,283

		873,469

Beverages–0.68%
Molson Coors Brewing Class B	1,680	139,474

		139,474

Biotechnology–1.91%
†Anacor Pharmaceuticals	533	62,739
Baxalta	4,059	127,899
†BioMarin Pharmaceutical	627	66,036
†Incyte	1,099	121,253
†PTC Therapeutics	511	13,644

		391,571

Capital Markets–0.64%
WisdomTree Investments	8,070	130,169

		130,169

Chemicals–2.06%
Eastman Chemical	2,480	160,506
†Platform Specialty Products	9,750	123,337
Valspar	1,921	138,081

		421,924

Communications Equipment–0.13%
†Lumentum Holdings	1,552	26,306

		26,306

Consumer Finance–1.11%
Discover Financial Services	3,727	193,767

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†LendingClub	2,512	$33,234

		227,001

Containers & Packaging–1.29%
†Crown Holdings	5,755	263,291

		263,291

Electric Utilities–3.68%
FirstEnergy	7,435	232,790
Pepco Holdings	3,092	74,888
PPL	4,996	164,318
Xcel Energy	7,917	280,341

		752,337

Electrical Equipment–1.42%
Acuity Brands	835	146,609
†Sensata Technologies Holding	3,242	143,750

		290,359

Electronic Equipment, Instruments & Components–1.54%
Amphenol Class A	2,480	126,381
CDW	4,615	188,569

		314,950

Energy Equipment & Services–0.49%
National Oilwell Varco	2,657	100,036

		100,036

Food & Staples Retailing–0.69%
†Sprouts Farmers Market	6,677	140,885

		140,885

Food Products–2.27%
†Hain Celestial Group	4,289	221,312
†Nomad Foods	1,375	21,656
Pinnacle Foods	5,296	221,796

		464,764

Gas Utilities–0.58%
Atmos Energy	2,054	119,502

		119,502

Health Care Equipment & Supplies–3.02%
†Boston Scientific	10,821	177,573
Cooper	869	129,359
†Edwards Lifesciences	720	102,362
St. Jude Medical	3,286	207,314

		616,608

Health Care Providers & Services–3.49%
†Amedisys	754	28,629
AmerisourceBergen	1,048	99,549
Cigna	678	91,544
†HCA Holdings	1,812	140,176
Humana	470	84,130

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–1

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Teladoc	2,531	$56,416
Universal Health Services Class B	1,713	213,800

		714,244

Hotels, Restaurants & Leisure–3.08%
Aramark	4,636	137,411
Carnival	2,883	143,285
ClubCorp Holdings	7,969	171,015
†MGM Resorts International	9,606	177,231

		628,942

Household Durables–2.35%
†Jarden	7,521	367,626
†Toll Brothers	3,304	113,129

		480,755

Industrial Conglomerates–0.85%
Roper Technologies	1,115	174,721

		174,721

Insurance–3.76%
Assured Guaranty	10,192	254,800
Hartford Financial Services Group	7,100	325,038
Reinsurance Group of America	2,080	188,427

		768,265

Internet & Catalog Retail–0.70%
†Liberty Interactive Class A	5,423	142,245

		142,245

Internet Software & Services–2.15%
†comScore	2,953	136,281
†Hortonworks	1,722	37,695
†LinkedIn Class A	666	126,627
†New Relic	994	37,881
†Pandora Media	4,708	100,469

		438,953

IT Services–3.56%
†Alliance Data Systems	783	202,781
†Euronet Worldwide	3,577	265,020
Fidelity National Information Services	3,888	260,807

		728,608

Leisure Products–0.39%
†Performance Sports Group	5,895	79,111

		79,111

Life Sciences Tools & Services–1.39%
Agilent Technologies	2,789	95,746
†Charles River Laboratories International	2,974	188,908

		284,654

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–2.70%
Snap-on	2,107	$318,031
Stanley Black & Decker	2,421	234,789

		552,820

Media–0.68%
EW Scripps Class A	2,265	40,023
Nexstar Broadcasting Group Class A	2,078	98,393

		138,416

Multi-Utilities–0.56%
CMS Energy	3,266	115,355

		115,355

Oil, Gas & Consumable Fuels–2.50%
†Concho Resources	2,593	254,892
†Diamondback Energy	1,169	75,517
GasLog	4,749	45,685
Pioneer Natural Resources	1,113	135,385

		511,479

Pharmaceuticals–1.84%
†Mallinckrodt	2,420	154,735
†Mylan	2,858	115,063
Zoetis	2,564	105,586

		375,384

Professional Services–2.05%
Equifax	3,119	303,104
†TransUnion	4,606	115,703

		418,807

Real Estate Investment Trusts–8.95%
Boston Properties	1,595	188,848
Brixmor Property Group	8,137	191,057
Care Capital Properties	375	12,349
Federal Realty Investment Trust	736	100,427
Host Hotels & Resorts	15,052	237,972
Pebblebrook Hotel Trust	3,630	128,683
RLJ Lodging Trust	6,734	170,168
STAG Industrial	13,898	253,083
Ventas	3,604	202,040
VEREIT	23,120	178,486
Weyerhaeuser	6,139	167,840

		1,830,953

Real Estate Management & Development–1.21%
Kennedy-Wilson Holdings	11,181	247,883

		247,883

Road & Rail–0.65%
Kansas City Southern	1,472	133,775

		133,775

Semiconductors & Semiconductor Equipment–2.41%
Avago Technologies	1,577	197,141

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–2

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Cavium	2,121	$130,166
†NXP Semiconductor	1,909	166,217

		493,524

Software–2.59%
†Autodesk	2,764	122,003
†Mobileye	1,094	49,755
†Rapid7	1,635	37,196
†ServiceNow	2,152	149,456
†Tableau Software Class A	2,144	171,048

		529,458

Specialty Retail–1.32%
Best Buy	3,547	131,665
†Cabela’s	3,012	137,347

		269,012

Textiles, Apparel & Luxury Goods–2.94%
†Iconix Brand Group	5,169	69,885
PVH	1,891	192,769
†Sequential Brands Group	23,372	338,193

		600,847

Thrifts & Mortgage Finance–0.68%
†Essent Group	5,568	138,365

		138,365

Trading Companies & Distributors–0.47%
†United Rentals	1,612	96,801

		96,801

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Transportation Infrastructure–1.06%
Macquarie Infrastructure	2,901	$216,589

		216,589

Wireless Telecommunication Services–1.39%
†SBA Communications Class A	1,848	193,560
†T-Mobile US	2,299	91,523

		285,083

Total Common Stock (Cost $19,400,203)		17,901,989

MASTER LIMITED PARTNERSHIPS–0.32%
GasLog Partners	4,039	65,149

Total Master Limited Partnerships (Cost $88,898)		65,149

MONEY MARKET FUND–12.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,645,501	2,645,501

Total Money Market Fund (Cost $2,645,501)		2,645,501

TOTAL VALUE OF SECURITIES–100.78% (Cost $22,134,602)	20,612,639
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.78%)	(160,434)

NET ASSETS APPLICABLE TO 2,262,422 SHARES OUTSTANDING–100.00%	$20,452,205

†	Non-income producing for the period.

«	Includes $226,242 cash and $113 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11) E-mini Russell 2000 Index	$(1,204,650)	$(1,205,490)	12/21/15	$(840)
(14) E-mini S&P 500 Index	(1,330,324)	(1,336,090)	12/21/15	(5,766)
(26) E-mini S&P MidCap 400 Index	(3,525,952)	(3,543,540)	12/21/15	(17,588)
(3) Euro STOXX 50 Index	(103,737)	(103,616)	12/21/15	121

	$(6,164,663)			$(24,073)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–3

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$17,901,989
Master Limited Partnerships	65,149
Money Market Fund	2,645,501

Total	$20,612,639

Futures Contracts	$(24,073)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–4

LVIP Clarion Global Real Estate Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.60%
Australia–6.38%
Federation Centres	2,935,901	$5,669,350
Goodman Group	780,832	3,227,580
GPT Group	1,723,449	5,477,419
†@=GPT Group In-Specie	4,536,115	1
Investa Office Fund	823,102	2,288,312
Mirvac Group	3,288,591	3,992,900
Scentre Group	1,969,711	5,421,238
Stockland	163,825	445,082

		26,521,882

France–6.48%
Gecina	22,606	2,756,829
ICADE	49,054	3,328,212
Klepierre	226,802	10,279,205
Unibail-Rodamco	40,694	10,547,231

		26,911,477

Germany–3.47%
Deutsche Wohnen	92,022	2,461,080
†LEG Immobilien	111,202	9,200,056
Vonovia.	85,121	2,739,707

		14,400,843

■Hong Kong–5.23%
Cheung Kong Property Holdings	625,000	4,578,893
Link REIT	685,700	3,775,025
New World Development	4,092,300	3,985,378
Sun Hung Kai Properties	719,900	9,389,760

		21,729,056

Japan–11.37%
†GLP J-Reit	1,739	1,663,988
Japan Retail Fund Investment	3,284	6,354,344
Kenedix Office Investment	521	2,476,526
Mitsubishi Estate	670,800	13,703,353
Mitsui Fudosan	531,200	14,561,534
Nippon Prologis REIT	1,962	3,560,172
Orix JREIT	1,541	2,084,830
Sumitomo Realty & Development	76,188	2,424,970
Tokyo Tatemono	34,100	406,597

		47,236,314

Netherlands–0.97%
Eurocommercial Properties CVA	56,785	2,481,964
NSI	399,193	1,547,830

		4,029,794

Singapore–1.96%
CapitaLand	220,500	416,367
City Developments	376,000	2,037,405
Hongkong Land Holdings	862,100	5,708,654

		8,162,426

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–0.19%
†Hispania Activos Inmobiliarios SAU	56,615	$787,394

		787,394

Sweden–0.40%
Hufvudstaden Class A	126,337	1,655,239

		1,655,239

United Kingdom–8.08%
British Land	586,615	7,450,043
Derwent London	90,896	5,010,422
Great Portland Estates	316,663	4,099,224
Hammerson	522,070	4,929,894
Land Securities Group	488,742	9,317,661
Safestore Holdings	350,486	1,562,809
UNITE Group	119,475	1,181,297

		33,551,350

United States–54.07%
Alexandria Real Estate Equities	57,100	4,834,657
AvalonBay Communities	64,165	11,217,325
Boston Properties	78,190	9,257,696
DCT Industrial Trust	109,250	3,677,355
DDR	350,200	5,386,076
Digital Realty Trust	58,200	3,801,624
Douglas Emmett	128,800	3,699,136
Equinix	8,600	2,351,240
Equity Residential	229,550	17,243,796
Essex Property Trust	32,513	7,264,054
†Forest City Enterprises Class A	41,391	833,201
General Growth Properties	511,400	13,281,058
Healthcare Realty Trust	114,900	2,855,265
Healthcare Trust of America Class A	101,700	2,492,667
Highwoods Properties	63,950	2,478,063
Host Hotels & Resorts	503,300	7,957,173
Kilroy Realty	108,200	7,050,312
Kimco Realty	312,930	7,644,880
Macerich	16,119	1,238,261
Paramount Group	226,300	3,801,840
Pebblebrook Hotel Trust	63,982	2,268,162
Post Properties	43,600	2,541,444
Prologis	291,590	11,342,851
Public Storage	55,300	11,703,139
Simon Property Group	145,100	26,657,772
SL Green Realty	94,200	10,188,672
Spirit Realty Capital	422,400	3,860,736
†Strategic Hotels & Resorts	284,900	3,928,771
Sun Communities	36,500	2,473,240
Sunstone Hotel Investors	218,440	2,889,961
UDR	221,300	7,630,424
VEREIT	551,900	4,260,668
Vornado Realty Trust	31,581	2,855,554

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments  (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Welltower	202,200	$13,692,984

		224,660,057

Total Common Stock (Cost $325,540,277)		409,645,832

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	706,428	$706,428

Total Money Market Fund (Cost $706,428)		706,428

TOTAL VALUE OF SECURITIES–98.77% (Cost $326,246,705)	410,352,260
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.23%	5,124,540

NET ASSETS APPLICABLE TO 46,110,938 SHARES OUTSTANDING–100.00%	$415,476,800

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $1, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $1, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	AUD	(819,545)	USD	574,698	10/6/15	$ (348)
BBH	EUR	242,599	USD	(272,880)	10/1/15	(1,796)
BBH	EUR	442,014	USD	(493,965)	10/2/15	(43)
BBH	GBP	132,286	USD	(200,671)	10/1/15	(550)
BBH	HKD	511,529	USD	(65,998)	10/5/15	4
BBH	JPY	(270,056,628)	USD	2,254,473	10/5/15	3,114
BBH	SEK	307,074	USD	(36,659)	10/1/15	25
BBH	SGD	(1,916,992)	USD	1,345,295	10/5/15	(1,616)

						$(1,210)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD–Australian Dollar

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

REIT–Real Estate Investment Trust

SEK–Swedish Krona

SGD–Singapore Dollar

USD–U.S. Dollar

SEK–Swedish Krona

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments  (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$26,521,881	$1	$26,521,882
France	—	26,911,477	—	26,911,477
Germany	—	14,400,843	—	14,400,843
Hong Kong	—	21,729,056	—	21,729,056
Japan	—	47,236,314	—	47,236,314
Netherlands	—	4,029,794	—	4,029,794
Singapore	—	8,162,426	—	8,162,426
Spain	—	787,394	—	787,394
Sweden	—	1,655,239	—	1,655,239
United Kingdom	1,562,809	31,988,541	—	33,551,350
United States	224,660,057	—	—	224,660,057
Money Market Fund	706,428	—	—	706,428

Total	$226,929,294	$183,422,965	$1	$410,352,260

Foreign Currency Exchange Contracts	$—	$(1,210)	$—	$(1,210)

As a result of utilizing international fair value pricing at September 30, 2015, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Clarion Global Real Estate Fund–3

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.67%
Equity Funds–91.74%
ClearBridge®–
Variable Aggressive Growth Portfolio	404,549	$11,351,655
Variable Appreciation Portfolio	354,353	11,838,921
*QS Batterymarch®–
U.S. Large Cap Equity Fund	186,381	2,929,916
*QS Batterymarch Insurance Series®–
Global Dividend Fund	279,969	2,995,673

		29,116,165

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,200,310	$2,200,310

		2,200,310

Total Investment Companies (Cost $33,398,504)		31,316,475

TOTAL VALUE OF SECURITIES–98.67% (Cost $33,398,504)	31,316,475
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.33%	421,143

NET ASSETS APPLICABLE TO 3,490,355 SHARES OUTSTANDING–100.00%	$31,737,618

*	Institutional Class shares.

«	Includes $346,791 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	British Pound Currency	$ (284,653)	$(283,369)	12/15/15	$ 1,284
(99)	E-mini S&P 500 Index	(9,487,378)	(9,448,065)	12/21/15	39,313
(9)	E-mini S&P MidCap 400 Index	(1,220,522)	(1,226,610)	12/21/15	(6,088)
(3)	Euro Currency	(420,072)	(419,213)	12/15/15	859
(15)	Euro STOXX 50 Index	(518,684)	(518,082)	12/21/15	601
(3)	FTSE 100 Index	(272,044)	(273,144)	12/21/15	(1,100)
(3)	Japanese Yen Currency	(312,429)	(312,863)	12/15/15	(433)
(2)	Nikkei 225 Index (OSE)	(289,253)	(289,930)	12/11/15	(677)

		$(12,805,035)			$33,759

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015.

Level 1
Investment Companies	$31,316,475

Futures Contracts	$33,759

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.00%
Equity Fund–92.10%
*ClearBridge®–Variable Appreciation Portfolio	3,251,145	$108,620,769

		108,620,769

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,140,341	$8,140,341

		8,140,341

Total Investment Companies (Cost $122,808,876)		116,761,110

TOTAL VALUE OF SECURITIES–99.00% (Cost $122,808,876)	116,761,110
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.00%	1,175,453

NET ASSETS APPLICABLE TO 12,279,056 SHARES OUTSTANDING–100.00%	$117,936,563

*	Series I shares.

«	Includes $704,039 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(398)	E-mini S&P 500 Index	$(38,466,772)	$(37,983,130)	12/21/15	$483,642
(8)	E-mini S&P MidCap 400 Index	(1,084,909)	(1,090,320)	12/21/15	(5,411)

		$(39,551,681)			$478,231

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015.

Level 1
Investment Companies	$116,761,110

Futures Contracts	$478,231

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund–1

LVIP Delaware Bond Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.74%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	168,625	$199,690
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	59,428	67,599
Series 2002-83 GH 5.00% 12/25/17	1,232,165	1,274,115
Series 2003-38 MP 5.50% 5/25/23	2,039,910	2,221,821
Series 2003-78 B 5.00% 8/25/23	78,370	84,316
Series 2005-70 PA 5.50% 8/25/35	670,069	760,588
Series 2005-110 MB 5.50% 9/25/35	497,299	534,434
Series 2007-40 PT 5.50% 5/25/37	203,997	228,340
Series 2009-11 LC 4.50% 3/25/49	80,045	85,440
Series 2010-41 PN 4.50% 4/25/40	120,000	131,478
Series 2011-113 CP 5.00% 9/25/39	22,865	23,453
Series 2011-134 PA 4.00% 9/25/40	741,650	773,464
Series 2012-19 HB 4.00% 1/25/42	53,430	56,153
Series 2012-80 HZ 3.00% 8/25/42	385,534	327,726
•*Series 2012-122 SD 5.906% 11/25/42	5,567,232	1,376,114
Series 2013-2 LZ 3.00% 2/25/43	771,253	727,977
*Series 2013-20 IH 3.00% 3/25/33	1,555,776	219,746
Series 2013-23 ZL 3.00% 3/25/43	215,412	201,919
*Series 2013-31 MI 3.00% 4/25/33	17,177,253	2,470,106
Series 2013-34 GP 3.00% 5/25/42	48,429,783	49,387,433
*Series 2013-44 DI 3.00% 5/25/33	23,269,531	3,361,468
Series 2013-44 Z 3.00% 5/25/43	1,828,872	1,769,793
*Series 2014-21 ID 3.50% 6/25/33	789,925	90,222
*Series 2014-36 MI 3.50% 10/25/33	1,606,409	172,269

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2015-44 AI 3.50% 1/25/34	8,867,008	$1,250,064
*Series 2015-45 AI 3.00% 1/25/33	3,164,939	355,953
Series 2015-59 EB 3.00% 8/25/35	6,730,551	6,692,571
¿Freddie Mac Multifamily Structured Pass Through Certificates 3.389% 3/25/24	17,385,000	18,431,733
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	53,827	61,062
Series 2326 ZQ 6.50% 6/15/31	275,484	312,655
Series 2512 PG 5.50% 10/15/22	57,485	62,299
Series 2557 WE 5.00% 1/15/18	1,043,405	1,079,647
Series 2708 ZD 5.50% 11/15/33	318,513	354,621
Series 2717 MH 4.50% 12/15/18	428,580	444,159
Series 3123 HT 5.00% 3/15/26	189,819	206,253
Series 3290 PE 5.50% 3/15/37	60,136	67,103
Series 3416 GK 4.00% 7/15/22	24,709	24,746
Series 3455 MB 4.50% 6/15/23	4,301,835	4,542,153
Series 3574 D 5.00% 9/15/39	7,199	7,983
Series 3656 PM 5.00% 4/15/40	6,016,305	6,656,783
•Series 3800 AF 0.707% 2/15/41	525,290	529,887
Series 4163 CW 3.50% 4/15/40	1,661,745	1,742,724
Series 4171 Z 3.00% 2/15/43	799,228	746,892
*Series 4185 LI 3.00% 3/15/33	5,399,033	770,688
*Series 4191 CI 3.00% 4/15/33	2,390,122	321,218
Series 4226 GZ 3.00% 7/15/43	939,024	859,089
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.594% 10/25/24	2,935,000	2,957,365
•Series 2015-DNA1 M2 2.044% 10/25/27	1,220,000	1,214,074
•Series 2015-HQ2 M2 2.144% 5/25/25	2,400,000	2,353,978
Freddie Mac Structured Pass Through Securities
¿Series T-58 2A 6.50% 9/25/43	597,837	691,412
•¿Series T-60 1A4C 4.634% 3/25/44	32,485	32,431
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,668,714

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2010-113 KE 4.50% 9/20/40	7,175,000	$8,013,722

Total Agency Collateralized Mortgage Obligations (Cost $128,367,677)		128,997,643

AGENCY MORTGAGE-BACKED SECURITIES–33.98%
Fannie Mae 6.50% 8/1/17	61,688	63,290
Fannie Mae ARM
•2.352% 4/1/36	395,950	422,092
•2.417% 5/1/43	3,448,648	3,517,349
•2.45% 8/1/36	394	411
•2.457% 11/1/35	367,835	391,303
•2.553% 6/1/43	1,136,660	1,166,064
•2.83% 7/1/45	7,603,654	7,769,741
•2.913% 7/1/45	2,095,833	2,159,137
•2.935% 4/1/44	1,936,252	2,002,253
•3.076% 4/1/44	2,622,095	2,728,088
•3.084% 4/1/45	7,334,629	7,617,156
•3.18% 4/1/44	4,830,446	5,027,275
•3.26% 3/1/44	5,385,583	5,625,915
•3.288% 9/1/43	3,352,773	3,505,093
Fannie Mae Relocation 15 yr 4.00% 9/1/20	211,185	220,062
Fannie Mae Relocation 30 yr
5.00% 11/1/33	23,120	25,235
5.00% 1/1/34	123,383	134,637
5.00% 11/1/34	6,533	7,132
5.00% 10/1/35	131,233	143,208
5.00% 1/1/36	17,468	19,054
5.00% 2/1/36	216,684	235,571
Fannie Mae S.F. 15 yr
2.50% 2/1/28	7,242,030	7,451,758
2.50% 4/1/28	1,904,400	1,959,593
2.50% 5/1/28	1,096,322	1,128,076
2.50% 10/1/30	25,216,347	25,747,476
3.00% 12/1/25	94,334	98,468
3.00% 11/1/26	134,162	140,344
3.00% 2/1/27	646,101	675,884
3.00% 3/1/27	348,716	364,791
3.00% 4/1/27	877,111	917,542
3.00% 6/1/27	1,045,216	1,093,394
3.00% 5/1/28	561,309	587,202
3.00% 5/1/30	2,485,684	2,600,630
3.50% 1/1/26	1,007,359	1,066,270
3.50% 4/1/26	17,188,515	18,270,576
3.50% 6/1/26	22,551,892	23,880,943
3.50% 7/1/26	2,799,402	2,967,075
3.50% 11/1/26	2,080,542	2,206,898
3.50% 7/1/27	439,360	465,976
3.50% 12/1/28	1,639,067	1,745,168

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 2/1/29	6,836,945	$7,227,527
3.50% 8/1/29	8,572,954	9,062,833
3.50% 4/1/30	4,069,488	4,329,751
4.00% 3/1/24	186,258	197,808
4.00% 5/1/24	812,636	862,997
4.00% 7/1/24	77,020	81,805
4.00% 11/1/24	15,984	17,027
4.00% 2/1/25	573,146	608,849
4.00% 5/1/25	1,744,400	1,856,688
4.00% 7/1/25	120,326	128,082
4.00% 9/1/25	183,342	194,786
4.00% 11/1/25	3,473,851	3,698,752
4.00% 1/1/26	322,368	339,872
4.00% 3/1/26	4,206,133	4,478,416
4.00% 12/1/26	2,863,900	3,042,253
4.00% 1/1/27	20,635,299	21,964,603
4.00% 4/1/27	615,726	653,461
4.00% 5/1/27	6,197,550	6,596,726
4.00% 8/1/27	3,566,059	3,796,090
4.50% 4/1/18	182,249	188,859
4.50% 9/1/18	5,181	5,370
4.50% 3/1/19	8,849	9,189
4.50% 4/1/20	4,007	4,158
4.50% 5/1/20	74,074	77,142
4.50% 7/1/20	24,878	25,970
4.50% 8/1/20	63,844	66,369
4.50% 10/1/20	81,530	85,093
4.50% 2/1/24	73,529	77,944
4.50% 9/1/24	174,495	186,829
4.50% 10/1/24	701,276	752,780
4.50% 12/1/24	217,431	233,311
4.50% 2/1/25	278,724	299,520
4.50% 4/1/25	1,448,394	1,555,750
4.50% 7/1/25	347,790	371,294
5.00% 6/1/19	34,332	35,698
5.00% 12/1/20	331,314	352,321
5.00% 2/1/21	2,588	2,692
5.00% 12/1/21	15,350	16,046
5.00% 6/1/23	609,659	654,756
5.00% 9/1/25	1,359,197	1,465,915
5.50% 1/1/21	1,140	1,219
5.50% 10/1/21	5,420	5,864
6.00% 12/1/17	604	605
6.00% 8/1/21	899,548	974,293
6.00% 8/1/22	541,666	601,202
Fannie Mae S.F. 20 yr
3.00% 2/1/33	738,808	766,699
3.00% 8/1/33	2,996,186	3,113,156
3.50% 4/1/33	630,741	667,748
3.50% 9/1/33	4,465,214	4,730,743
3.50% 9/1/35	712,913	750,883

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
4.00% 12/1/30	1,203,427	$1,297,148
4.00% 1/1/31	1,092,720	1,177,808
4.00% 2/1/31	2,334,505	2,516,468
4.50% 9/1/23	68,880	74,625
4.50% 4/1/24	6,310	6,836
5.00% 7/1/23	19,980	21,988
5.00% 11/1/23	152,993	168,353
5.00% 12/1/23	15,830	17,419
5.00% 7/1/27	78,042	85,872
5.00% 3/1/28	16,004	17,610
5.50% 10/1/22	359,391	400,882
5.50% 7/1/23	92,315	103,008
5.50% 10/1/23	102,194	114,011
5.50% 2/1/24	263,185	293,676
5.50% 7/1/24	155,174	173,115
5.50% 12/1/24	52,948	59,089
5.50% 2/1/25	127,585	142,305
5.50% 7/1/25	167,886	187,343
5.50% 11/1/25	241,523	269,520
5.50% 10/1/28	236,803	264,153
5.50% 12/1/29	183,137	204,317
6.00% 10/1/21	7,616	8,581
6.00% 12/1/21	202,827	228,549
6.00% 10/1/22	172,622	194,472
6.00% 9/1/29	1,661,769	1,872,895
6.50% 10/1/18	2,625	2,999
6.50% 2/1/19	5,717	6,531
6.50% 10/1/24	9,260	10,578
6.50% 10/1/27	47,398	54,146
5.00% 2/1/30	1,272,009	1,401,033
Fannie Mae S.F. 30 yr
3.00% 7/1/42	2,834,313	2,883,904
3.00% 10/1/42	47,303,507	48,109,478
3.00% 12/1/42	10,803,756	10,988,136
3.00% 1/1/43	18,699,396	19,012,809
3.00% 2/1/43	2,070,638	2,105,349
3.00% 4/1/43	13,215,401	13,435,052
3.00% 5/1/43	52,738,606	53,614,742
3.00% 1/1/45	2,405,564	2,440,370
3.50% 3/1/43	835,015	879,110
3.50% 8/1/45	219,460,842	229,258,232
4.00% 6/1/43	551,035	591,412
4.00% 7/1/43	1,067,858	1,148,215
4.00% 8/1/43	1,466,155	1,573,595
4.00% 9/1/43	972,770	1,044,056
4.50% 7/1/36	853,505	928,576
4.50% 6/1/38	269,716	294,742
4.50% 4/1/39	236,510	258,530
4.50% 6/1/39	33,698	36,969
4.50% 11/1/39	493,530	536,141
4.50% 6/1/40	526,287	579,390
4.50% 11/1/40	2,173,599	2,362,220

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 3/1/41	4,100,863	$4,456,275
4.50% 4/1/41	7,161,447	7,783,935
4.50% 5/1/41	251,541	275,676
4.50% 6/1/41	18,529,348	20,140,901
4.50% 7/1/41	2,281,891	2,478,256
4.50% 10/1/41	2,344,104	2,547,989
4.50% 1/1/42	71,705,060	77,894,722
4.50% 9/1/42	47,511,649	51,659,293
4.50% 10/1/42	74,569	81,705
4.50% 8/1/43	955,909	1,038,697
4.50% 11/1/43	58,085,263	63,026,553
4.50% 12/1/43	172,247	189,629
4.50% 2/1/44	1,047,402	1,137,335
4.50% 5/1/44	87,810,515	95,365,787
4.50% 6/1/44	13,197,913	14,343,477
4.50% 9/1/44	41,580,074	45,192,069
4.50% 10/1/44	22,614,075	24,583,471
4.50% 2/1/45	154,026,228	167,190,264
5.00% 7/1/33	4,191	4,639
5.00% 11/1/33	13,336	14,764
5.00% 4/1/34	31,325	34,753
5.00% 2/1/35	4,203,378	4,653,102
5.00% 4/1/35	157,708	174,150
5.00% 5/1/35	70,927	78,271
5.00% 6/1/35	68,117	75,377
5.00% 7/1/35	572,794	634,044
5.00% 8/1/35	6,490	7,151
5.00% 9/1/35	4,222	4,673
5.00% 10/1/35	2,927,440	3,226,025
5.00% 11/1/35	2,169,322	2,391,011
5.00% 1/1/36	2,458	2,705
5.00% 2/1/36	3,299,832	3,636,832
5.00% 5/1/36	3,669	4,043
5.00% 6/1/36	21,330	23,504
5.00% 12/1/36	4,324	4,764
5.00% 4/1/37	843,718	930,261
5.00% 7/1/37	4,047	4,465
5.00% 8/1/37	240,685	265,676
5.00% 2/1/38	803,124	884,763
5.00% 1/1/39	43,253	47,592
5.00% 6/1/39	5,944	6,551
5.00% 7/1/40	4,576,223	5,060,039
5.00% 11/1/40	74,891	82,435
5.50% 11/1/29	294,335	329,386
5.50% 12/1/32	172,428	194,117
5.50% 3/1/33	14,557	16,248
5.50% 4/1/33	210,902	237,445
5.50% 5/1/33	7,309,639	8,222,684
5.50% 6/1/33	17,803	20,037
5.50% 7/1/33	422,901	477,300
5.50% 10/1/33	27,709	31,399
5.50% 11/1/33	6,555	7,334

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 12/1/33	1,051,262	$1,182,326
5.50% 1/1/34	796,828	897,224
5.50% 2/1/34	426,166	479,772
5.50% 3/1/34	52,851	59,451
5.50% 4/1/34	835,382	938,626
5.50% 5/1/34	8,859,131	9,976,007
5.50% 6/1/34	112,348	125,400
5.50% 7/1/34	94,859	106,991
5.50% 8/1/34	571,293	642,221
5.50% 9/1/34	8,607	9,697
5.50% 11/1/34	753,152	848,360
5.50% 12/1/34	60,712	68,433
5.50% 1/1/35	523,817	590,295
5.50% 2/1/35	1,001,006	1,125,973
5.50% 3/1/35	422,687	473,638
5.50% 4/1/35	474,412	533,449
5.50% 5/1/35	6,365,548	7,166,958
5.50% 6/1/35	1,490,715	1,674,206
5.50% 7/1/35	28,106	31,598
5.50% 8/1/35	258,958	291,824
5.50% 9/1/35	17,054	19,208
5.50% 10/1/35	251,782	281,624
5.50% 11/1/35	887,994	1,001,044
5.50% 12/1/35	636,269	716,404
5.50% 1/1/36	4,528,170	5,100,311
5.50% 3/1/36	17,457	19,627
5.50% 4/1/36	2,870,738	3,224,110
5.50% 5/1/36	893,015	1,002,841
5.50% 7/1/36	1,263,860	1,423,248
5.50% 9/1/36	1,340,588	1,509,490
5.50% 10/1/36	796,801	892,314
5.50% 11/1/36	1,899,712	2,128,689
5.50% 12/1/36	1,261,756	1,413,762
5.50% 1/1/37	7,907,689	8,888,195
5.50% 2/1/37	3,866,488	4,331,848
5.50% 4/1/37	8,911,726	9,989,994
5.50% 5/1/37	12,873	14,419
5.50% 7/1/37	1,668,762	1,871,046
5.50% 8/1/37	15,050,935	16,932,800
5.50% 11/1/37	915,866	1,029,907
5.50% 1/1/38	45,306,668	50,935,360
5.50% 2/1/38	3,611,906	4,053,153
5.50% 3/1/38	4,162,145	4,674,916
5.50% 4/1/38	10,839,047	12,110,963
5.50% 5/1/38	2,369,137	2,642,473
5.50% 6/1/38	7,539,693	8,441,697
5.50% 7/1/38	137,419	153,275
5.50% 8/1/38	25,158	28,256
5.50% 9/1/38	548,881	617,159
5.50% 10/1/38	12,146	13,617
5.50% 11/1/38	363,902	408,427
5.50% 12/1/38	1,075,299	1,208,786

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/39	3,059,008	$3,420,594
5.50% 2/1/39	9,523,399	10,719,995
5.50% 4/1/39	243,814	271,943
5.50% 10/1/39	7,366,901	8,219,781
5.50% 11/1/39	48,211	53,773
5.50% 12/1/39	11,259,565	12,672,276
5.50% 3/1/40	21,543	24,258
5.50% 7/1/40	7,360,935	8,296,473
5.50% 7/1/41	13,469,659	15,102,478
5.50% 9/1/41	33,408,570	37,380,376
6.00% 4/1/32	12,750	14,546
6.00% 6/1/33	306,940	348,701
6.00% 8/1/34	294,947	335,430
6.00% 11/1/34	16,831	19,092
6.00% 12/1/34	5,516	6,271
6.00% 4/1/35	1,016,901	1,156,714
6.00% 7/1/35	62,469	70,942
6.00% 8/1/35	25,735	29,238
6.00% 9/1/35	105,923	119,602
6.00% 11/1/35	3,085	3,518
6.00% 12/1/35	480,498	544,621
6.00% 1/1/36	217,699	247,215
6.00% 3/1/36	83,334	94,145
6.00% 4/1/36	122,121	138,434
6.00% 5/1/36	1,771,619	2,002,372
6.00% 6/1/36	988,138	1,117,301
6.00% 8/1/36	5,640	6,375
6.00% 9/1/36	83,756	94,649
6.00% 10/1/36	729,544	822,420
6.00% 11/1/36	70,482	79,558
6.00% 12/1/36	312,496	354,624
6.00% 2/1/37	1,429,286	1,616,147
6.00% 3/1/37	31,355	35,430
6.00% 4/1/37	191,514	215,766
6.00% 5/1/37	3,954,783	4,475,494
6.00% 6/1/37	176,653	200,599
6.00% 7/1/37	199,639	226,722
6.00% 8/1/37	2,345,563	2,648,951
6.00% 9/1/37	855,364	965,503
6.00% 10/1/37	519,370	587,340
6.00% 11/1/37	387,962	437,264
6.00% 12/1/37	14,587	16,609
6.00% 1/1/38	1,213,540	1,368,501
6.00% 3/1/38	7,304	8,313
6.00% 5/1/38	4,709,865	5,320,267
6.00% 6/1/38	174,670	198,460
6.00% 7/1/38	225,637	254,578
6.00% 8/1/38	472,098	541,331
6.00% 9/1/38	1,047,810	1,184,925
6.00% 10/1/38	3,687,575	4,165,319
6.00% 11/1/38	812,792	924,438
6.00% 12/1/38	24,256	27,436

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 1/1/39	1,573,195	$1,778,981
6.00% 2/1/39	310,646	353,068
6.00% 4/1/39	1,942,805	2,194,914
6.00% 9/1/39	13,374,308	15,110,813
6.00% 10/1/39	496,966	564,153
6.00% 1/1/40	446,712	503,728
6.00% 2/1/40	340,630	384,638
6.00% 3/1/40	1,508,486	1,707,279
6.00% 4/1/40	2,300,539	2,598,087
6.00% 9/1/40	1,208,801	1,366,740
6.00% 10/1/40	5,904,583	6,670,461
6.00% 11/1/40	500,888	570,676
6.00% 5/1/41	18,427,492	20,850,267
6.00% 7/1/41	2,031,200	2,291,047
6.50% 3/1/32	182	208
6.50% 11/1/33	121,555	138,862
6.50% 8/1/34	5,152	5,897
6.50% 1/1/36	32,257	38,101
6.50% 2/1/36	19,514	22,890
6.50% 6/1/36	589,112	672,987
6.50% 8/1/36	40,659	46,448
6.50% 9/1/36	4,423	5,109
6.50% 10/1/36	631,235	766,643
6.50% 11/1/36	3,443	3,977
6.50% 3/1/37	5,585	6,383
6.50% 8/1/37	122,760	140,238
6.50% 10/1/37	2,423	2,952
6.50% 11/1/37	1,280	1,471
6.50% 1/1/38	992	1,134
6.50% 6/1/39	5,210	5,952
7.00% 12/1/37	76,863	83,474
7.50% 4/1/31	67,335	84,498
7.50% 4/1/32	7,384	8,760
7.50% 9/1/32	332	413
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/45	513,703,000	519,522,279
4.50% 11/1/45	169,650,000	183,744,200
Freddie Mac ARM
•2.46% 4/1/34	65,380	69,408
•2.515% 1/1/44	10,812,874	11,138,591
•2.958% 10/1/45	4,389,454	4,519,415
•3.004% 8/1/45	15,087,247	15,531,526
•3.46% 5/1/42	199,945	211,427
Freddie Mac Relocation 30 yr
5.00% 9/1/33	189,034	205,589
Freddie Mac S.F. 15 yr
3.00% 5/1/28	9,002,448	9,408,560
3.50% 11/1/25	773,321	817,783
3.50% 6/1/26	854,759	903,854
3.50% 7/1/26	751,364	796,848
3.50% 1/1/27	780,551	825,289

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.00% 12/1/20	20,461	$21,390
4.00% 4/1/25	350,185	375,066
4.00% 5/1/25	4,374,632	4,587,118
4.00% 8/1/25	38,587	41,326
4.00% 4/1/26	140,572	148,735
4.00% 9/1/26	1,289,626	1,380,253
4.00% 11/1/26	665,679	707,482
4.50% 7/1/25	505,823	539,500
4.50% 6/1/26	1,311,144	1,398,672
4.50% 9/1/26	2,033,593	2,171,774
5.00% 6/1/18	154,885	161,034
5.00% 11/1/22	56,914	61,407
5.50% 6/1/21	9,165	9,932
6.00% 4/1/17	360	368
6.00% 8/1/17	1,364	1,407
6.50% 8/1/16	130	132
Freddie Mac S.F. 20 yr
3.50% 1/1/34	698,074	737,309
3.50% 3/1/34	43,092	45,513
4.00% 11/1/32	1,138,006	1,226,013
5.00% 10/1/23	1,207	1,321
5.00% 9/1/25	1,548,297	1,694,833
5.50% 1/1/23	5,848	6,477
5.50% 2/1/24	198,652	220,060
5.50% 7/1/26	81,786	90,578
5.50% 3/1/27	186,243	206,249
5.50% 9/1/27	273,918	303,341
5.50% 10/1/27	131,464	145,561
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,297,958	3,348,085
3.00% 11/1/42	2,637,947	2,681,523
3.50% 11/1/41	341,965	356,195
3.50% 3/1/45	9,775,117	10,200,562
3.50% 8/1/45	23,168,744	24,182,244
4.00% 4/1/44	487,755	521,158
4.50% 10/1/39	1,573,130	1,705,578
4.50% 4/1/41	10,571,050	11,472,587
4.50% 9/1/41	1,050,987	1,140,913
4.50% 3/1/42	9,962,693	10,850,222
5.00% 2/1/39	16,886	18,485
5.50% 2/1/33	5,041	5,613
5.50% 4/1/33	11,024	12,276
5.50% 3/1/34	365,756	407,865
5.50% 12/1/34	346,056	386,174
5.50% 1/1/35	2,948	3,280
5.50% 7/1/35	13,344	14,834
5.50% 11/1/35	427,743	475,168
5.50% 12/1/35	519,510	577,437
5.50% 1/1/36	226,207	250,959
5.50% 6/1/36	209,639	232,011
5.50% 11/1/36	460,884	510,070
5.50% 12/1/36	262,673	291,016

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 1/1/37	317,628	$351,883
5.50% 4/1/37	31,832	35,257
5.50% 7/1/37	1,003,244	1,111,885
5.50% 9/1/37	475,714	526,911
5.50% 10/1/37	440,570	487,619
5.50% 11/1/37	33,181	36,762
5.50% 4/1/38	4,051,721	4,487,095
5.50% 6/1/38	312,508	345,902
5.50% 7/1/38	1,711,679	1,894,809
5.50% 8/1/38	1,101,734	1,219,700
5.50% 12/1/38	942,356	1,047,117
5.50% 1/1/39	364,148	403,010
5.50% 4/1/39	199,471	220,978
5.50% 6/1/39	1,782,096	1,972,936
5.50% 1/1/40	396,329	446,965
5.50% 2/1/40	2,106,927	2,333,311
5.50% 3/1/40	1,190,106	1,317,951
5.50% 5/1/40	362,371	401,283
5.50% 8/1/40	10,519,230	11,642,846
5.50% 1/1/41	1,315,023	1,456,442
5.50% 6/1/41	21,232,666	23,508,937
6.00% 6/1/34	284,110	324,688
6.00% 9/1/35	233,593	265,819
6.00% 1/1/36	31,961	35,934
6.00% 2/1/36	1,110,464	1,266,385
6.00% 10/1/36	1,747	1,975
6.00% 8/1/37	534,621	603,143
6.00% 1/1/38	464,157	523,407
6.00% 6/1/38	1,289,638	1,451,168
6.00% 7/1/38	35,503	39,904
6.00% 8/1/38	3,331,492	3,798,447
6.00% 9/1/38	1,109,932	1,254,933
6.00% 11/1/38	658,495	749,968
6.00% 5/1/40	5,220,016	5,935,132
6.00% 7/1/40	2,924,979	3,284,796
6.50% 8/1/36	209	239
6.50% 6/1/37	4,175	4,772
6.50% 9/1/38	582	666
6.50% 4/1/39	2,032,071	2,323,089
6.50% 9/1/39	8,054,584	9,374,730
7.00% 11/1/33	41,225	49,270
GNMA I S.F. 30 yr
5.00% 6/15/40	675,452	750,330
7.00% 12/15/34	1,041,015	1,254,730
7.50% 12/15/31	5,683	7,114
7.50% 7/15/32	22,471	26,106
GNMA II S.F. 15 yr
3.50% 5/20/27	381,268	403,630

Total Agency Mortgage-Backed Securities
(Cost $2,504,017,009)		2,523,067,424

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATION–0.07%
Tennessee Valley Authority 4.25% 9/15/65	4,900,000	$4,939,705

Total Agency Obligation (Cost $4,768,386)		4,939,705

COMMERCIAL MORTGAGE-BACKED SECURITIES–5.69%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	14,230,000	14,303,697
Series 2006-4 A4 5.634% 7/10/46	3,448,843	3,505,600
•Series 2007-4 AM 6.002% 2/10/51	6,355,000	6,773,362
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	3,665,000	3,867,550
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.289% 7/15/44	2,370,577	2,369,520
•Series 2005-CD1 C 5.289% 7/15/44	1,970,000	1,968,190
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	2,326,654	2,344,134
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	3,550,000	3,722,019
Series 2014-GC25 A4 3.635% 10/10/47	7,035,000	7,332,981
Series 2015-GC27 A5 3.137% 2/10/48	8,740,000	8,710,065
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	5,065,000	5,360,447
Series 2014-CR20 A4 3.59% 11/10/47	11,658,000	12,129,018
Series 2014-CR20 AM 3.938% 11/10/47	12,495,000	13,000,160
Series 2014-CR21 A3 3.528% 12/10/47	1,830,000	1,894,361
#Series 2015-3BP A 144A 3.178% 2/10/35	20,950,000	21,037,110
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	4,110,209	4,256,430
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AJ 5.10% 8/15/38	928,720	927,941
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	6,096,000	6,881,256

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-UBS Mortgage Trust (continued)
#•Series 2011-LC1A C 144A 5.735% 11/10/46	7,500,000	$8,362,973
FREMF Mortgage Trust
#•Series 2011-K10 144A 4.781% 11/25/49	12,945,000	13,998,568
#•Series 2011-K13 B 144A 4.756% 1/25/48	5,350,000	5,845,298
#•Series 2011-K15 B 144A 5.116% 8/25/44	4,485,000	4,967,846
#•Series 2012-K19 B 144A 4.175% 5/25/45	1,245,000	1,325,757
#•Series 2012-K22 B 144A 3.812% 8/25/45	5,215,000	5,329,219
#•Series 2012-K22 C 144A 3.812% 8/25/45	7,945,000	8,035,215
#•Series 2012-K707 B 144A 4.019% 1/25/47	2,105,000	2,175,330
#•Series 2012-K708 B 144A 3.886% 2/25/45	8,890,000	9,263,104
#•Series 2012-K708 C 144A 3.886% 2/25/45	1,700,000	1,738,401
#•Series 2012-K711 144A 3.684% 8/25/45	720,000	751,101
#•Series 2013-K25 C 144A 3.743% 11/25/45	4,660,000	4,570,430
#•Series 2013-K26 144A 3.723% 12/25/45	4,900,000	5,039,821
#•Series 2013-K26 C 144A 3.723% 12/25/45	2,600,000	2,539,763
#•Series 2013-K30 C 144A 3.668% 6/25/45	4,835,000	4,764,317
#•Series 2013-K31 C 144A 3.74% 7/25/46	14,696,997	14,635,226
#•Series 2013-K33 B 144A 3.618% 8/25/46	4,025,000	4,050,088
#•Series 2013-K33 C 144A 3.618% 8/25/46	1,375,000	1,323,546
#•Series 2013-K712 144A 3.484% 5/25/45	12,055,000	12,388,550
#•Series 2013-K713 144A 3.274% 4/25/46	8,345,000	8,504,214
#•Series 2013-K713 C 144A 3.274% 4/25/46	7,217,000	7,190,211
#•Series 2014-K716 C 144A 4.085% 8/25/47	3,425,000	3,510,009
#•Series 2015-K47 B 144A 3.723% 6/25/48	4,900,000	4,599,449
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	19,510,000	20,389,920

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	2,070,383	$2,070,464
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,565,000	9,398,948
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,831,147
Series 2015-GC32 A4 3.764% 7/10/48	2,950,000	3,101,733
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	2,590,000	2,596,099
#Series 2013-HLT BFX 144A 3.367% 11/5/30	11,790,000	11,824,639
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	10,600,000	10,463,313
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	3,401,514	3,401,303
•Series 2014-C22 B 4.713% 9/15/47	1,990,000	2,067,039
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	1,895,000	2,071,053
•Series 2005-LDP4 AJ 5.04% 10/15/42	4,123,893	4,122,841
•Series 2005-LDP5 D 5.563% 12/15/44	3,600,000	3,591,731
Series 2006-LDP8 AM 5.44% 5/15/45	11,962,000	12,289,065
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	175,114	176,756
•Series 2006-C6 AJ 5.452% 9/15/39	7,527,000	7,771,748
Series 2006-C6 AM 5.413% 9/15/39	16,607,000	17,174,013
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	1,882,000	1,942,232
Series 2015-C22 A3 3.046% 4/15/48	3,745,000	3,713,557
Series 2015-C23 A4 3.719% 7/15/50	12,800,000	13,375,066
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.397% 11/14/42	4,770,000	4,766,346
•Series 2006-T21 AM 5.204% 10/12/52	7,785,000	7,816,545
•Series 2006-T23 A4 6.017% 8/12/41	3,953,101	4,031,005

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36	3,716,000	$3,853,407
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	3,755,000	3,821,017
Series 2015-NXS3 A4 3.617% 9/15/57	5,100,000	5,293,341
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	1,910,000	2,033,312

Total Commercial Mortgage-Backed Securities (Cost $423,404,412)		422,279,917

CORPORATE BONDS–30.34%
Aerospace & Defense–0.05%
Embraer Netherlands Finance 5.05% 6/15/25	3,825,000	3,548,644

		3,548,644

Air Freight & Logistics–0.24%
Aviation Capital Group
#@144A 2.875% 9/17/18	375,000	375,127
#144A 4.875% 10/1/25	3,970,000	3,955,113
#144A 6.75% 4/6/21	5,665,000	6,366,044
United Parcel Service 5.125% 4/1/19	6,265,000	7,021,843

		17,718,127

Airlines–0.30%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	4,080,000	3,962,700
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	3,261,524	3,241,139
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	4,985,000	4,894,024
¿American Airlines 2015-2 Class AA Pass-Through Trust 3.60% 9/22/27	880,000	883,256
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,650,000	2,712,938
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26	6,320,000	6,343,700

		22,037,757

Automobiles–0.03%
#Hyundai Capital America 144A 2.55% 2/6/19	2,470,000	2,484,924

		2,484,924

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks–3.75%
#Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25	3,365,000	$3,212,565
Bank of America 3.95% 4/21/25	19,935,000	19,431,562
BB&T 5.25% 11/1/19	19,265,000	21,351,843
#BBVA Bancomer 144A 7.25% 4/22/20	6,425,000	6,996,825
Branch Banking & Trust
•0.656% 9/13/16	9,948,000	9,933,287
3.80% 10/30/26	10,380,000	10,545,250
City National 5.25% 9/15/20	5,562,000	6,347,082
Compass Bank 3.875% 4/10/25	7,055,000	6,589,504
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.625% 12/1/23	700,000	724,460
#Credit Suisse Group Funding Guernsey 144A 3.75% 3/26/25	8,070,000	7,852,659
Fifth Third Bancorp 2.875% 7/27/20	3,065,000	3,093,649
HSBC USA 2.75% 8/7/20	6,855,000	6,884,497
ING Groep
•6.00% 12/31/45	2,665,000	2,628,356
•6.50% 12/31/49	8,970,000	8,560,744
JPMorgan Chase
3.50% 12/18/26	GBP 241,000	376,273
4.25% 10/1/27	14,990,000	14,963,453
KeyBank
3.30% 6/1/25	10,060,000	9,977,468
6.95% 2/1/28	9,418,000	12,011,868
•National City Bank 0.702% 6/7/17	5,705,000	5,675,003
#•Nordea Bank 144A 6.125% 12/29/49	5,110,000	5,052,513
PNC Bank
1.85% 7/20/18	6,455,000	6,485,261
2.30% 6/1/20	250,000	248,557
2.60% 7/21/20	6,405,000	6,477,972
3.30% 10/30/24	6,825,000	6,820,229
6.875% 4/1/18	10,370,000	11,575,077
PNC Funding 5.625% 2/1/17	78,000	82,172
Santander Holdings USA 3.45% 8/27/18	9,565,000	9,890,755
SVB Financial Group 3.50% 1/29/25	8,080,000	7,895,905
@U.S. Bancorp 3.60% 9/11/24	13,190,000	13,417,501
US Bank 2.80% 1/27/25	4,165,000	4,049,092
•@USB Capital IX 3.50% 10/29/49	21,538,000	17,553,470
Wells Fargo
3.676% 6/15/16	6,000,000	6,126,498
4.30% 7/22/27	10,040,000	10,246,332
Woori Bank
#144A 2.875% 10/2/18	3,590,000	3,672,552

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Woori Bank (continued)
#144A 4.75% 4/30/24		4,750,000	$4,917,305
Zions Bancorp 4.50% 6/13/23		6,497,000	6,756,945

			278,424,484

Beverages–0.10%
#JB 144A 3.75% 5/13/25		7,760,000	7,468,767

			7,468,767

Biotechnology–0.30%
Biogen
2.90% 9/15/20		880,000	889,925
4.05% 9/15/25		1,970,000	1,994,028
5.20% 9/15/45		3,940,000	3,990,657
Celgene 3.25% 8/15/22		15,170,000	15,217,133

			22,091,743

Building Products–0.06%
Fortune Brands Home & Security 3.00% 6/15/20		4,465,000	4,503,287

			4,503,287

Capital Markets–0.83%
Affiliated Managers Group 3.50% 8/1/25		6,540,000	6,304,992
Bank of New York Mellon 2.15% 2/24/20		1,645,000	1,647,532
Goldman Sachs Group 5.20% 12/17/19	NZD	2,521,000	1,687,881
Jefferies Group
5.125% 1/20/23		7,770,000	7,797,071
6.45% 6/8/27		2,021,000	2,105,359
6.50% 1/20/43		1,560,000	1,485,605
Lazard Group
3.75% 2/13/25		10,210,000	9,761,158
6.85% 6/15/17		1,416,000	1,530,676
Morgan Stanley 4.35% 9/8/26		1,085,000	1,092,941
State Street
2.55% 8/18/20		4,480,000	4,542,299
3.10% 5/15/23		4,195,000	4,135,544
3.55% 8/18/25		10,905,000	11,139,534
#UBS Group Funding Jersey 144A 4.125% 9/24/25		8,435,000	8,411,475

			61,642,067

Chemicals–1.06%
CF Industries 6.875% 5/1/18		15,842,000	17,672,907
Dow Chemical 8.55% 5/15/19		18,837,000	22,789,587
LyondellBasell Industries 4.625% 2/26/55		8,250,000	7,025,477
Methanex 4.25% 12/1/24		8,935,000	8,618,996
OCP
#144A 4.50% 10/22/25		5,700,000	5,358,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
OCP (continued)
#144A 6.875% 4/25/44	3,640,000	$3,670,940
#Phosagro 144A 4.204% 2/13/18	3,000,000	2,974,875
PPG Industries 2.30% 11/15/19	5,345,000	5,393,944
Rockwood Specialties Group 4.625% 10/15/20	4,805,000	4,974,828

		78,479,554

Commercial Services & Supplies–0.17%
#Brambles USA 144A 5.35% 4/1/20	7,160,000	7,921,151
#HPHT Finance 15 144A 2.875% 3/17/20	4,310,000	4,309,091

		12,230,242

Communications Equipment–0.26%
Cisco Systems 1.65% 6/15/18	8,495,000	8,560,259
QUALCOMM
3.00% 5/20/22	5,900,000	5,822,745
3.45% 5/20/25	5,500,000	5,199,799

		19,582,803

Construction Materials–0.51%
#Cemex Finance 144A 9.375% 10/12/22	7,205,000	7,699,983
MUFG Americas Holdings
2.25% 2/10/20	4,820,000	4,808,866
3.00% 2/10/25	17,050,000	16,329,706
#Tenedora Nemak 144A 5.50% 2/28/23	5,870,000	5,781,950
#Union Andina De Cementos 144A 5.875% 10/30/21	3,500,000	3,377,500

		37,998,005

Consumer Finance–0.94%
Capital One 2.35% 8/17/18	4,990,000	5,007,255
Ford Motor Credit 2.24% 6/15/18	9,000,000	8,979,615
General Motors Financial
3.20% 7/13/20	840,000	829,595
3.45% 4/10/22	9,095,000	8,760,950
4.00% 1/15/25	6,820,000	6,470,836
4.30% 7/13/25	2,885,000	2,796,480
4.375% 9/25/21	6,500,000	6,645,054
#Hyundai Capital America 144A 2.125% 10/2/17	4,480,000	4,496,827
#Santander UK Group Holdings 144A 4.75% 9/15/25	13,860,000	13,771,047
SunTrust Banks 2.35% 11/1/18	3,990,000	4,037,381
Toyota Motor Credit 2.80% 7/13/22	8,105,000	8,161,168

		69,956,208

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services–0.03%
#ENA Norte Trust 144A 4.95% 4/25/23	1,981,142	$2,040,576

		2,040,576

Diversified Financial Services–1.42%
Barclays 5.25% 8/17/45	1,495,000	1,512,472
#•Corp Financiera De Desarrollo 144A 5.25% 7/15/29	2,085,000	2,053,725
#•Credit Suisse Group 144A 6.25% 12/29/49	3,375,000	3,174,441
#ERAC USA Finance 144A 5.25% 10/1/20	11,406,000	12,751,007
#Finnvera 144A 2.375% 6/4/25	10,685,000	10,584,454
General Electric Capital
2.10% 12/11/19	3,860,000	3,856,348
#144A 3.80% 6/18/19	4,305,000	4,622,507
5.55% 5/4/20	2,865,000	3,310,997
6.00% 8/7/19	8,039,000	9,302,401
•7.125% 12/15/49	11,755,000	13,591,719
•Lloyds Banking Group 7.50% 4/30/49	8,600,000	8,801,240
National Rural Utilities Cooperative Finance
2.85% 1/27/25	5,465,000	5,303,116
•4.75% 4/30/43	9,921,000	9,861,474
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	6,855,000	6,917,072
#Temasek Financial I 144A 2.375% 1/23/23	2,910,000	2,885,294
•Voya Financial 5.65% 5/15/53	6,875,000	6,964,375

		105,492,642

Diversified Telecommunication Services–1.19%
AT&T
3.40% 5/15/25	7,745,000	7,407,519
4.50% 5/15/35	4,500,000	4,129,645
4.75% 5/15/46	11,340,000	10,430,918
#Bharti Airtel 144A 4.375% 6/10/25	3,495,000	3,492,256
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	4,020,000	4,318,493
CenturyLink 5.80% 3/15/22	7,008,000	6,018,120
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	3,740,000	3,317,380
#Digicel Group 144A 8.25% 9/30/20	5,910,000	5,496,300
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,515,000	3,509,341
SBA Tower Trust
#144A 2.24% 4/16/18	5,285,000	5,258,541
#144A 2.898% 10/15/19	4,020,000	4,032,824
#SES 144A 3.60% 4/4/23	12,271,000	12,414,816

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications
4.40% 11/1/34	5,600,000	$5,226,939
4.862% 8/21/46	13,710,000	12,905,730

		87,958,822

Electric Utilities–4.14%
AES Gener
#144A 5.00% 7/14/25	2,350,000	2,388,098
#144A 5.25% 8/15/21	2,390,000	2,508,628
#•144A 8.375% 12/18/73	2,431,000	2,570,783
Ameren Illinois 3.25% 3/1/25	6,315,000	6,395,232
#American Transmission Systems 144A 5.25% 1/15/22	11,987,000	13,323,383
Appalachian Power
3.40% 6/1/25	6,550,000	6,497,986
4.45% 6/1/45	4,305,000	4,195,937
Berkshire Hathaway Energy 3.75% 11/15/23	9,680,000	9,990,699
Cleveland Electric Illuminating 5.50% 8/15/24	7,535,000	8,603,192
@ComEd Financing III 6.35% 3/15/33	4,578,000	4,821,376
Commonwealth Edison 5.95% 8/15/16	522,000	544,678
Electricite de France
#144A 4.60% 1/27/20	5,470,000	6,042,058
#•144A 5.25% 12/29/49	11,025,000	10,652,906
#•Enel 144A 8.75% 9/24/73	10,820,000	12,453,495
Entergy 4.00% 7/15/22	6,245,000	6,458,448
Entergy Arkansas 3.70% 6/1/24	2,815,000	2,896,379
Entergy Louisiana 4.05% 9/1/23	7,435,000	7,865,776
Entergy Mississippi 3.10% 7/1/23	4,960,000	4,943,409
#Eskom Holdings 144A 7.125% 2/11/25	2,000,000	1,891,180
Exelon
3.95% 6/15/25	11,010,000	11,134,413
5.10% 6/15/45	5,940,000	6,088,351
Great Plains Energy 4.85% 6/1/21	3,823,000	4,198,361
Interstate Power & Light 3.40% 8/15/25	6,280,000	6,396,607
IPALCO Enterprises
#144A 3.45% 7/15/20	12,475,000	12,131,937
5.00% 5/1/18	2,440,000	2,568,100
ITC Holdings 3.65% 6/15/24	4,300,000	4,321,031
Kansas City Power & Light 3.65% 8/15/25	11,565,000	11,830,706
LG&E & KU Energy
3.75% 11/15/20	6,819,000	7,134,086
4.375% 10/1/21	12,420,000	13,567,124

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Metropolitan Edison 144A 4.00% 4/15/25	8,455,000	$8,632,056
NextEra Energy Capital Holdings
2.40% 9/15/19	15,525,000	15,493,702
3.625% 6/15/23	3,350,000	3,387,677
NV Energy 6.25% 11/15/20	7,380,000	8,612,932
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,616,295
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	4,885,975
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	7,930,471
Southern 2.75% 6/15/20	29,390,000	29,331,661
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,467,977
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	3,430,000	3,489,384
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	4,895,000	4,926,847
Xcel Energy 3.30% 6/1/25	14,225,000	14,130,077

		307,319,413

Electronic Equipment, Instruments & Components–0.19%
#Flextronics International 144A 4.75% 6/15/25	8,145,000	7,910,587
#Molex Electronic Technologies 144A 2.878% 4/15/20	6,112,000	6,051,510

		13,962,097

Energy Equipment & Services–0.11%
Ensco 4.70% 3/15/21	6,375,000	5,374,565
Weatherford International Bermuda 4.50% 4/15/22	3,725,000	3,016,844

		8,391,409

Food & Staples Retailing–0.22%
#Cencosud 144A 5.15% 2/12/25	5,020,000	4,909,113
Sysco
2.60% 10/1/20	5,250,000	5,258,101
3.75% 10/1/25	6,405,000	6,480,265

		16,647,479

Food Products–0.27%
#BRF 144A 3.95% 5/22/23	2,640,000	2,414,808
Campbell Soup 3.30% 3/19/25	8,960,000	8,871,108
#JBS Investments 144A 7.75% 10/28/20	5,310,000	5,469,300
#JBS USA Finance 144A 5.75% 6/15/25	3,300,000	3,052,500

		19,807,716

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities–0.23%
Dominion Gas Holdings
3.60% 12/15/24	6,980,000	$6,957,685
4.60% 12/15/44	10,280,000	9,806,770

		16,764,455

Health Care Equipment & Supplies–0.70%
Becton Dickinson 6.375% 8/1/19	11,104,000	12,704,042
Boston Scientific 6.00% 1/15/20	16,769,000	18,824,276
St. Jude Medical
2.80% 9/15/20	4,225,000	4,252,361
3.875% 9/15/25	6,820,000	6,925,655
Zimmer Holdings 4.625% 11/30/19	8,274,000	8,977,265

		51,683,599

Health Care Providers & Services–0.05%
Highmark
#144A 4.75% 5/15/21	2,823,000	2,936,092
#144A 6.125% 5/15/41	1,062,000	1,077,565

		4,013,657

Hotels, Restaurants & Leisure–0.24%
Marriott International 3.375% 10/15/20	4,820,000	5,001,945
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	12,225,000	12,000,439
@4.50% 10/1/34	1,265,000	1,119,431

		18,121,815

Household Durables–0.16%
Harman International Industries 4.15% 5/15/25	11,865,000	11,822,666

		11,822,666

Independent Power Producers & Energy Traders–0.03%
#Comision Federal de Electricidad 144A 4.875% 1/15/24	2,000,000	2,035,180

		2,035,180

Insurance–1.31%
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	6,852,779
#Five Corners Funding Trust 144A 4.419% 11/15/23	3,540,000	3,708,865
#Liberty Mutual Group 144A 4.95% 5/1/22	1,974,000	2,137,275
MetLife
6.40% 12/15/36	50,000	54,625
6.817% 8/15/18	9,639,000	10,985,096
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	724,470

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	$10,639,720
Prudential Financial
4.50% 11/15/20	1,836,000	2,015,217
•5.375% 5/15/45	5,340,000	5,306,625
•5.625% 6/15/43	3,710,000	3,837,995
•5.875% 9/15/42	3,195,000	3,394,688
TIAA Asset Management Finance
#144A 2.95% 11/1/19	5,690,000	5,774,599
#144A 4.125% 11/1/24	25,310,000	25,848,926
XLIT
4.45% 3/31/25	8,440,000	8,462,298
5.50% 3/31/45	4,155,000	3,924,501
•6.50% 12/29/49	4,450,000	3,544,425

		97,212,104

Internet Software & Services–0.43%
#Alibaba Group Holding 144A 3.125% 11/28/21	13,025,000	12,539,584
Baidu 2.75% 6/9/19	10,610,000	10,548,685
#Tencent Holdings 144A 3.375% 5/2/19	8,325,000	8,471,045

		31,559,314

IT Services–0.06%
Xerox 6.35% 5/15/18	3,891,000	4,297,835

		4,297,835

Machinery–0.23%
Crane
2.75% 12/15/18	1,335,000	1,347,956
4.45% 12/15/23	8,380,000	8,794,793
Parker Hannifin 3.30% 11/21/24	505,000	516,150
@Trinity Industries 4.55% 10/1/24	7,045,000	6,666,944

		17,325,843

Media–1.33%
CBS 4.00% 1/15/26	4,120,000	4,061,632
CC Holdings GS V 3.849% 4/15/23	995,000	993,111
#CCO Safari II 144A 4.908% 7/23/25	14,660,000	14,612,164
#Columbus International 144A 7.375% 3/30/21	6,000,000	6,232,500
Grupo Televisa 5.00% 5/13/45	3,770,000	3,424,596
Historic TW 6.875% 6/15/18	17,977,000	20,335,043
Interpublic Group 2.25% 11/15/17	1,485,000	1,489,409
#Myriad International Holdings 144A 5.50% 7/21/25	3,045,000	2,994,575
Scripps Networks Interactive 3.95% 6/15/25	4,690,000	4,548,906

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	8,236,000	$8,155,748
#Sky 144A 3.75% 9/16/24	8,585,000	8,478,048
Time Warner Cable 5.50% 9/1/41	4,370,000	3,926,598
Viacom 4.875% 6/15/43	13,200,000	10,575,563
#VTR Finance 144A 6.875% 1/15/24	6,790,000	6,178,900
WPP Finance 2010 5.625% 11/15/43	2,510,000	2,639,980

		98,646,773

Metals & Mining–0.30%
ArcelorMittal 10.60% 6/1/19	13,421,000	14,545,009
#Gerdau Holdings 144A 7.00% 1/20/20	3,080,000	2,887,500
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,000,000	1,990,320
#Tupy Overseas 144A 6.625% 7/17/24	3,450,000	3,053,250

		22,476,079

Multiline Retail–0.10%
Kohl’s 4.25% 7/17/25	7,485,000	7,512,687

		7,512,687

Multi-Utilities–1.08%
Ameren Illinois 9.75% 11/15/18	14,616,000	18,066,560
American Water Capital
3.40% 3/1/25	6,250,000	6,340,894
4.30% 9/1/45	1,980,000	2,000,683
CenterPoint Energy 5.95% 2/1/17	299,000	316,425
CMS Energy 6.25% 2/1/20	3,749,000	4,328,153
Dominion Resources 1.90% 6/15/18	11,925,000	11,921,399
#DTE Energy 144A 3.30% 6/15/22	7,620,000	7,808,831
•@Integrys Energy Group 6.11% 12/1/66	9,088,000	7,704,052
NiSource Finance 6.125% 3/1/22	6,578,000	7,672,323
Puget Energy 6.00% 9/1/21	2,034,000	2,341,828
SCANA 4.125% 2/1/22	5,188,000	5,279,283
WEC Energy Group 3.55% 6/15/25	6,530,000	6,645,516

		80,425,947

Oil, Gas & Consumable Fuels–2.52%
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,322,000	3,360,588
CNOOC Finance 2015 Australia 2.625% 5/5/20	2,480,000	2,447,095

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2015 USA 3.50% 5/5/25	1,410,000	$1,344,501
Continental Resources 4.50% 4/15/23	14,095,000	12,258,647
Ecopetrol 5.375% 6/26/26	4,780,000	4,176,525
•Enbridge Energy Partners 8.05% 10/1/37	7,852,000	7,577,180
Energy Transfer Partners 9.70% 3/15/19	4,776,000	5,702,286
Enterprise Products Operating
3.70% 2/15/26	1,385,000	1,311,524
•7.034% 1/15/68	11,034,000	11,668,455
Freeport-McMoran Oil & Gas 6.50% 11/15/20	2,734,000	2,472,575
#Gulfstream Natural Gas System 144A 4.60% 9/15/25	5,190,000	5,233,420
#KazMunayGas National 144A 6.375% 4/9/21	2,755,000	2,706,788
Kinder Morgan Energy Partners 9.00% 2/1/19	8,231,000	9,729,412
#Lukoil International Finance 144A 3.416% 4/24/18	3,970,000	3,825,532
Newfield Exploration 5.625% 7/1/24	5,105,000	4,849,750
Noble Energy 5.05% 11/15/44	5,535,000	4,810,197
Noble Holding International 4.00% 3/16/18	1,855,000	1,758,006
ONGC Videsh 3.25% 7/15/19	2,500,000	2,518,025
Petrobras Global Finance 4.875% 3/17/20	2,206,000	1,604,865
#Petroleos Mexicanos 144A 4.25% 1/15/25	3,210,000	2,945,175
#Petronas Global Sukuk 144A 2.707% 3/18/20	5,475,000	5,444,526
Plains All American Pipeline 8.75% 5/1/19	7,183,000	8,574,678
Pride International 6.875% 8/15/20	11,626,000	11,073,498
Regency Energy Partners 5.875% 3/1/22	16,160,000	16,581,534
Sunoco Logistics Partners Operations 3.45% 1/15/23	7,715,000	6,717,458
Talisman Energy 5.50% 5/15/42	10,460,000	8,105,098
TransCanada PipeLines 3.80% 10/1/20	132,000	139,966
Williams Partners
4.00% 9/15/25	10,965,000	9,515,833
7.25% 2/1/17	6,510,000	6,929,088
Woodside Finance
#144A 3.65% 3/5/25	7,645,000	6,928,771
#144A 8.75% 3/1/19	7,519,000	8,892,060

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
YPF
#144A 8.75% 4/4/24	4,560,000	$4,052,928
#144A 8.875% 12/19/18	1,820,000	1,765,400

		187,021,384

Paper & Forest Products–0.54%
Georgia-Pacific
#144A 2.539% 11/15/19	1,035,000	1,041,173
8.00% 1/15/24	13,854,000	17,983,614
International Paper 3.80% 1/15/26	16,990,000	16,774,516
Masco 4.45% 4/1/25	4,295,000	4,359,425

		40,158,728

Pharmaceuticals–0.64%
#Baxalta 144A 4.00% 6/23/25	5,735,000	5,755,371
#Bayer US Finance 144A 2.375% 10/8/19	4,475,000	4,535,560
Express Scripts Holding
2.25% 6/15/19	5,730,000	5,717,033
3.50% 6/15/24	3,225,000	3,179,608
Perrigo 4.00% 11/15/23	8,890,000	8,851,800
Perrigo Finance 3.50% 12/15/21	6,330,000	6,258,281
Zoetis 3.25% 2/1/23	13,950,000	13,419,300

		47,716,953

Real Estate Investment Trusts–1.44%
Alexandria Real Estate Equities 4.60% 4/1/22	5,745,000	6,045,481
#American Tower Trust I 144A 3.07% 3/15/23	6,675,000	6,614,361
Carey (W.P.) 4.60% 4/1/24	5,270,000	5,383,374
CBL & Associates
4.60% 10/15/24	7,765,000	7,605,251
5.25% 12/1/23	1,285,000	1,340,805
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,670,672
5.25% 2/15/24	5,560,000	5,747,422
DDR
7.50% 4/1/17	1,730,000	1,872,919
7.875% 9/1/20	6,092,000	7,449,675
9.625% 3/15/16	478,000	494,940
Education Realty Operating Partnership 4.60% 12/1/24	6,595,000	6,639,562
Excel Trust 4.625% 5/15/24	3,845,000	3,810,011
Hospitality Properties Trust 4.50% 3/15/25	6,075,000	5,963,919
Host Hotels & Resorts 3.75% 10/15/23	6,460,000	6,333,791
#Omega Healthcare Investors 144A 5.25% 1/15/26	4,290,000	4,369,365
Regency Centers 5.875% 6/15/17	2,897,000	3,091,154

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
UDR 4.00% 10/1/25	2,075,000	$2,111,093
Ventas Realty 4.125% 1/15/26	3,905,000	3,944,284
#WEA Finance 144A 3.75% 9/17/24	14,530,000	14,329,341
Weyerhaeuser 4.625% 9/15/23	8,148,000	8,717,643

		106,535,063

Road & Rail–0.05%
Kansas City Southern de Mexico 3.00% 5/15/23	4,035,000	3,910,512

		3,910,512

Semiconductors & Semiconductor Equipment–0.15%
National Semiconductor 6.60% 6/15/17	10,220,000	11,139,432

		11,139,432

Software–0.23%
CDK Global 4.50% 10/15/24	7,210,000	7,274,450
Oracle
3.25% 5/15/30	7,130,000	6,716,467
4.30% 7/8/34	3,365,000	3,380,126

		17,371,043

Specialty Retail–0.59%
AutoNation
3.35% 1/15/21	1,630,000	1,649,475
4.50% 10/1/25	3,155,000	3,221,940
Lowe’s 3.375% 9/15/25	6,090,000	6,160,607
QVC
4.375% 3/15/23	16,300,000	15,869,436
5.45% 8/15/34	7,900,000	7,078,392
Signet UK Finance 4.70% 6/15/24	9,645,000	9,757,306

		43,737,156

Technology Hardware, Storage & Peripherals–0.76%
Apple 3.45% 2/9/45	26,345,000	22,361,083
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	4,505,000	4,499,234
#144A 3.60% 10/15/20	4,295,000	4,293,797
#144A 4.90% 10/15/25	5,185,000	5,170,741
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,291,199
Seagate HDD Cayman 4.75% 1/1/25	12,570,000	12,088,908
#144A 4.875% 6/1/27	3,150,000	2,936,364

		56,641,326

Textiles, Apparel & Luxury Goods–0.10%
#INVISTA Finance 144A 4.25% 10/15/19	7,405,000	7,182,850

		7,182,850

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco–0.17%
Reynolds American
2.30% 6/12/18	7,280,000	$7,363,087
4.00% 6/12/22	1,030,000	1,077,842
5.85% 8/15/45	3,935,000	4,394,128

		12,835,057

Wireless Telecommunication Services–0.73%
America Movil 5.00% 3/30/20	5,890,000	6,448,372
#Crown Castle Towers 144A 4.883% 8/15/20	30,655,000	33,201,444
Millicom International Cellular
#144A 6.00% 3/15/25	2,700,000	2,450,250
#144A 6.625% 10/15/21	2,750,000	2,733,500
Motorola Solutions 4.00% 9/1/24	6,741,000	6,094,140
#VimpelCom Communications 144A 7.748% 2/2/21	3,205,000	3,287,138

		54,214,844

Total Corporate Bonds (Cost $2,247,232,617)		2,252,149,068

MUNICIPAL BONDS–2.84%
Chicago, Illinois Taxable Series B 7.75% 1/1/42	13,280,000	13,310,411
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	4,120,000	4,676,282
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	12,350,000	13,706,524
5.00% 6/1/45	3,900,000	4,298,307
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	22,766,602
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	8,138,676
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	18,160,120
New Jersey Transportation Trust Fund Authority Transportation Program Series AA 5.00% 6/15/44	4,970,000	5,004,343

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Series I 5.00% 8/1/22	2,260,000	$2,706,237
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	6,115,000	6,850,696
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,877,221
New York State Thruway Authority Series A 5.00% 5/1/19	3,280,000	3,702,234
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	18,055,000	21,033,894
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	24,082,577
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,209,719
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	15,189,854
State of California 5.00% 3/1/45	7,170,000	8,123,682
State of Maryland Local Facilities Series A 5.00% 8/1/21	3,085,000	3,690,462
State of Texas Transportation Commission Series A 5.00% 10/1/44	10,395,000	11,837,930
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	2,365,000	2,866,238
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	9,235,000	11,835,945

Total Municipal Bonds (Cost $183,700,300)		211,067,954

NON-AGENCY ASSET-BACKED SECURITIES–8.34%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	1,740,264	1,826,404
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	13,755,000	13,781,767

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ally Master Owner Trust (continued)
Series 2014-4 A2 1.43% 6/17/19	10,755,000	$10,774,004
#•ALM VII Series 2012-7A A1 144A 1.707% 10/19/24	14,750,000	14,677,725
American Express Credit Account Master Trust
•Series 2012-1 A 0.477% 1/15/20	3,275,000	3,276,385
•Series 2013-2 A 0.627% 5/17/21	3,380,000	3,381,034
•Series 2014-1 A 0.577% 12/15/21	7,000,000	6,988,933
Series 2014-3 A 1.49% 4/15/20	6,195,000	6,242,918
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.447% 5/15/20	21,025,000	20,992,369
#•AMMC CDO Series 2015-16A A1 144A 1.774% 4/14/27	9,135,000	9,058,266
#•Ares XXXII Series 2014-32A A1 144A 1.754% 11/15/25	15,000,000	14,901,000
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	1,995,000	1,991,277
Avery Point VI
#•Series 2015-6A A 144A 1.83% 8/5/27	8,350,000	8,299,065
#•Series 2015-6A B 144A 2.33% 8/5/27	3,000,000	2,951,100
#•Series 2015-6A X 144A 1.38% 8/5/27	1,000,000	999,300
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	4,665,000	4,769,827
#Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	6,022,110
#Series 2014-1A A 144A 2.46% 7/20/20	7,920,000	8,036,091
BA Credit Card Trust
•Series 2014-A3 A 0.497% 1/15/20	9,745,000	9,739,377
•Series 2015-A1 A 0.537% 6/15/20	20,995,000	20,963,130
#•Bluemountain Series 2013-4A B1 144A 2.189% 4/15/25	5,000,000	4,885,500
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	7,190,000	7,220,867
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	1,148,080	1,151,289

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.297% 6/17/19	20,000,000	$19,948,580
•Series 2007-A2 A2 0.287% 12/16/19	6,840,000	6,819,104
•Series 2007-A5 A5 0.247% 7/15/20	9,020,000	8,965,050
•Series 2014-A4 A 0.567% 6/15/22	7,460,000	7,444,707
#•Cent CLO 20 Series 2013-20A A 144A 1.775% 1/25/26	9,000,000	8,950,500
#•Cent CLO 21 Series 2014-21A A1B 144A 1.685% 7/27/26	15,000,000	14,812,500
Chase Issuance Trust
•Series 2007-B1 B1 0.457% 4/15/19	20,772,000	20,669,636
•Series 2013-A9 A 0.627% 11/16/20	7,500,000	7,485,877
•Series 2014-A5 A5 0.577% 4/15/21	7,600,000	7,604,324
Series 2015-A4 A 1.84% 4/15/22	8,055,000	8,048,556
Chesapeake Funding
#•Series 2012-2A A 144A 0.649% 5/7/24	1,543,272	1,542,324
#•Series 2014-1A A 144A 0.619% 3/7/26	5,767,559	5,749,945
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.616% 7/24/20	4,500,000	4,493,637
•Series 2013-A7 A7 0.633% 9/10/20	3,195,000	3,198,198
•Series 2014-A9 A9 0.445% 11/23/18	16,310,000	16,297,816
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	5,708,000	5,682,206
#Dell Equipment Finance Trust Series 2014-1 A3 144A 0.94% 6/22/20	4,420,000	4,418,802
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.507% 8/17/20	3,150,000	3,143,177
•Series 2014-A1 A1 0.637% 7/15/21	4,560,000	4,570,734
Series 2014-A3 A3 1.22% 10/15/19	6,875,000	6,897,825
Series 2015-A2 A 1.90% 10/17/22	6,405,000	6,418,572
Series 2015-A3 A 1.45% 3/15/21	6,635,000	6,634,124

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.527% 10/20/20	3,439,879	$3,408,576
#FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47	3,486,027	3,487,191
#•Flagship VII Series 2013-7A A1 144A 1.757% 1/20/26	14,000,000	13,840,400
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	5,135,000	5,132,345
Ford Credit Auto Owner Trust
#Series 2014-2 A 144A 2.31% 4/15/26	4,060,000	4,117,863
#Series 2015-2 A 144A 2.44% 1/15/27	3,695,000	3,754,959
GE Dealer Floorplan Master Note Trust
•Series 2014-2 A 0.666% 10/20/19	925,000	920,222
•Series 2015-1 A 0.716% 1/20/20	5,010,000	4,984,750
Golden Credit Card Trust
#•Series 2014-2A A 144A 0.657% 3/15/21	12,895,000	12,845,935
#Series 2015-2A A 144A 2.02% 4/15/22	4,700,000	4,696,550
#GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	5,600,000	5,602,150
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,783,600	1,773,853
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	1,850,000	1,855,794
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	7,145,000	7,159,190
•Hyundai Auto Receivables Trust Series 2015-C A2B 0.574% 11/15/18	8,000,000	7,998,552
#•JFIN CLO Series 2014-1A A 144A 1.787% 4/20/25	9,500,000	9,439,200
#•KKR Financial CLO Series 2013-1A A1 144A 1.439% 7/15/25	10,000,000	9,774,000
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.527% 7/20/22	9,650,201	9,466,847
Mid-State Trust Series 11 A1 4.864% 7/15/38	631,518	668,795

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	6,750,000	$6,759,983
Nissan Auto Lease Trust Series 2014-A A4 1.04% 10/15/19	5,900,000	5,901,121
#•OHA Credit Partners IX Series 2013-9A A1 144A 1.687% 10/20/25	3,373,174	3,338,768
Penarth Master Issuer
#•Series 2015-1A A1 144A 0.613% 3/18/19	2,235,000	2,228,635
#•Series 2015-2A A1 144A 0.613% 5/18/19	4,000,000	3,987,620
#•PFS Financing Series 2015-AA A 144A 0.827% 4/15/20	250,000	248,592
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	5,300,000	5,296,025
#Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32	3,735,000	3,693,403
#•Saranac CLO I Series 2013-1A A1A 144A 1.775% 10/26/24	10,000,000	9,913,000
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	7,870,000	7,873,730
Series 2015-2 A 1.60% 4/15/21	8,905,000	8,936,898
#•Telos CLO Series 2013-4A A 144A 1.589% 7/17/24	11,500,000	11,353,950
#•THL Credit Wind River CLO Series 2013-2A A2B 144A 1.927% 1/18/26	6,265,000	6,182,302
Trade MAPS 1
#•Series 2013-1A A 144A 0.903% 12/10/18	10,390,000	10,393,356
#•Series 2013-1A B 144A 1.453% 12/10/18	6,067,000	6,049,770
#•Venture XVI CLO Series 2014-16A A1L 144A 1.789% 4/15/26	12,000,000	11,926,800
Volkswagen Auto Lease Trust Series 2015-A A3 1.25% 12/20/17	5,365,000	5,346,931
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	15,785,000	15,725,633
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	2,530,000	2,526,111
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	4,317,222
#Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45	8,500,000	8,541,752

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•World Financial Network Credit Card Master Trust Series 2015-A A 0.687% 2/15/22	4,830,000	$4,819,649

Total Non-Agency Asset-Backed Securities (Cost $619,498,817)		619,014,355

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.37%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	87,487	89,817
•Bank of America Mortgage Securities Series 2004-L 4A1 2.565% 1/25/35	216,510	213,434
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	193,853	200,896
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.427% 6/25/29	2,890,903	2,940,950
#•Series 2014-2 B2 144A 3.427% 6/25/29	1,076,361	1,077,870
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	3,315,000	3,341,798
#•Series 2015-1 B1 144A 2.665% 12/25/44	2,318,482	2,292,962
#•Series 2015-4 B1 144A 3.637% 6/25/45	3,580,190	3,481,187
#•Series 2015-4 B2 144A 3.637% 6/25/45	2,563,827	2,439,217
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	97,756	103,316
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	217,128	215,741
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.69% 9/25/43	3,185,242	3,170,625
#•Series 2014-2 A4 144A 3.50% 7/25/44	4,751,254	4,827,906
#•Series 2015-1 B2 144A 3.899% 1/25/45	2,725,504	2,762,306
•Structured ARM Loan Trust Series 2004-3AC A2 2.443% 3/25/34	118,382	119,403
¿WaMu Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	156,237	158,196

Total Non-Agency Collateralized Mortgage Obligations (Cost $27,143,794)		27,435,624

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS–0.85%
Avago Technologies Tranche B 1st Lien 3.75% 5/6/21		7,984,206	$7,988,757
FCA US Tranche B 1st Lien 3.50% 5/24/17		5,827,837	5,809,275
First Data Tranche B 1st Lien 4.196% 3/24/21		15,000,000	14,999,925
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		11,950,000	11,930,581
PQ 1st Lien 4.00% 8/7/17		5,893,939	5,881,680
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		11,697,115	11,638,629
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		4,697,900	4,664,615

Total Senior Secured Loans (Cost $62,666,501)			62,913,462

ΔSOVEREIGN BONDS–0.63%
Australia–0.02%
Australia Government Bond 3.25% 4/21/25	AUD	2,193,000	1,621,964

			1,621,964

Colombia–0.02%
Colombia Government International Bonds 5.00% 6/15/45		1,500,000	1,293,750

			1,293,750

Costa Rica–0.04%
Costa Rica Government International Bond 5.625% 4/30/43		4,197,000	3,173,981

			3,173,981

Dominican Republic–0.04%
#Dominican Republic International Bond 144A 5.50% 1/27/25		3,050,000	2,958,500

			2,958,500

Germany–0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	2,116,000	2,358,257

			2,358,257

Indonesia–0.04%
#Indonesia Government International Bond 144A 4.625% 4/15/43		3,525,000	2,960,535

			2,960,535

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy–0.12%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	7,733,000	$8,714,707

			8,714,707

Jamaica–0.04%
Jamaica Government International Bond 6.75% 4/28/28		2,732,000	2,752,490

			2,752,490

Kazakhstan–0.04%
#Kazakhstan Government International Bond 144A 5.125% 7/21/25		2,750,000	2,660,625

			2,660,625

Mexico–0.05%
Mexican Bonos 10.00% 12/5/24	MXN	52,902,000	3,990,663

			3,990,663

Pakistan–0.03%
#Pakistan Government International Bond 144A 7.875% 3/31/36		2,639,000	2,448,353

			2,448,353

Peru–0.04%
Peruvian Government International Bond 4.125% 8/25/27		2,755,000	2,713,675

			2,713,675

Poland–0.03%
Poland Government Bond 3.25% 7/25/25	PLN	8,892,000	2,424,276

			2,424,276

South Africa–0.07%
South Africa Government Bond 8.00% 1/31/30	ZAR	53,858,000	3,621,991
South Africa Government International Bond 5.875% 9/16/25		1,500,000	1,601,250

			5,223,241

Sri Lanka–0.01%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		1,200,000	1,151,833

			1,151,833

Sweden–0.00%
Sweden Government Bonds 1.50% 11/13/23	SEK	645,000	82,978

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sweden (continued)
Sweden Government Bonds (continued)
3.00% 7/12/16	SEK	1,270,000	$155,933

			238,911

United Kingdom–0.01%
United Kingdom Gilt 3.25% 1/22/44	GBP	245,800	430,447

			430,447

Total Sovereign Bonds (Cost $49,554,897)			47,116,208

SUPRANATIONAL BANKS–0.10%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	21,820,000,000	1,343,680
Inter-American Development Bank 6.00% 9/5/17	INR	235,400,000	3,544,697
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	2,338,000	1,592,488
International Finance 3.625% 5/20/20	NZD	1,156,000	751,719

Total Supranational Banks (Cost $8,301,077)			7,232,584

U.S. TREASURY OBLIGATIONS–12.42%
U.S. Treasury Bonds
2.875% 8/15/45		86,275,000	86,250,325
3.00% 5/15/45		104,400,000	106,865,928
U.S. Treasury Notes
1.375% 8/31/20		99,425,000	99,555,744
1.375% 9/30/20		1,760,000	1,759,954
1.625% 7/31/20		383,945,000	388,686,721
2.00% 8/15/25		90,345,000	89,883,879
¥2.125% 5/15/25		148,015,000	148,934,321

Total U.S. Treasury Obligations (Cost $910,856,831)			921,936,872

	Number of Shares

PREFERRED STOCK–0.38%
•Bank of America 6.10%		4,480,000	4,373,600
•@Integrys Energy Group 6.00%		285,850	7,689,365
National Retail Properties 5.70%		87,630	2,146,059
#•PNC Preferred Funding Trust II 1.56%		11,400,000	10,559,250
Public Storage 5.20%		125,605	2,981,863

	Number of Shares	Value (U.S. $)

PREFERRED STOCK (continued)
#•USB Realty 1.436%	715,000	$650,650

Total Preferred Stock (Cost $28,400,372)		28,400,787

MONEY MARKET FUND–0.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	40,196,555	40,196,555

Total Money Market Fund (Cost $40,196,555)		40,196,555

	Principal Amount°

SHORT-TERM INVESTMENTS–13.82%
Certificates of Deposit–3.35%
Abbey National Treasury Services 0.50% 10/15/15	7,250,000	7,251,328
Banco Estado Chile 0.39% 11/16/15	9,750,000	9,752,676
Banco Estado Chile New York 0.24% 10/2/15	25,000,000	25,000,210
Bank of Montreal Chicago
0.26% 10/8/15	25,000,000	25,000,565
0.27% 10/23/15	13,500,000	13,500,922
•0.392% 6/7/16	25,000,000	25,000,650
BNP Paribas New York Branch 0.51% 11/16/15	7,250,000	7,252,838
Lloyds TSB Bank New York 0.47% 10/16/15	9,750,000	9,751,463
Swedbank New York 0.24% 10/1/15	75,950,000	75,949,947
Toronto Dominion Bank New York 0.29% 11/24/15	50,000,000	50,010,535

		248,471,134

≠Discounted Commercial Paper–10.47%
Abbey National Treasury Services 0.14% 10/1/15	57,000,000	57,000,000
Air Products & Chemicals 0.32% 11/3/15	61,850,000	61,839,485
American Honda Finance 0.14% 10/9/15	40,000,000	39,998,932
Bank of Nova Scotia 0.265% 10/27/15	20,000,000	19,998,786
BMW US Capital
#×144A 0.143% 10/7/15	25,000,000	24,999,295
Coca-Cola
0.224% 10/29/15	35,000,000	34,997,351
0.276% 11/17/15	30,000,000	29,994,999

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Cornell University
0.14% 10/28/15	9,000,000	$8,999,190
0.15% 10/20/15	6,800,000	6,799,524
0.16% 11/18/15	7,200,000	7,198,704
0.174% 10/13/15	7,500,000	7,499,700
0.18% 12/9/15	15,390,000	15,385,537
CPPIB Capital
0.19% 10/22/15	50,000,000	49,996,120
0.26% 1/21/16	25,000,000	24,978,735
Dartmouth College
0.17% 10/28/15	15,000,000	14,998,050
Duke University
0.18% 11/17/15	3,162,000	3,161,288
0.36% 11/18/15	20,000,000	19,995,372
Lloyds Bank 0.24% 10/20/15	50,000,000	49,996,055
Microsoft 0.17% 11/4/15	15,000,000	14,998,907
National Australian Bank 0.25% 1/19/16	25,000,000	24,981,193

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
National Australian Bank (continued)
0.265% 12/8/15	50,000,000	$49,986,870
Schlumberger Investment 0.10% 10/1/15	57,000,000	57,000,000
Societe Generale 0.185% 10/30/15	50,000,000	49,996,460
Toronto Dominion Holding USA 0.30% 2/1/16	35,000,000	34,963,835
Toyota Motor Credit 0.234% 10/14/15	25,000,000	24,999,485
University of California
0.13% 10/6/15	7,500,000	7,497,075
0.14% 10/13/15	10,000,000	9,999,700
0.14% 10/15/15	6,650,000	6,649,934
Yale University 0.12% 11/5/15	18,500,000	18,497,170

		777,407,752

Total Short Term Investments (Cost $1,025,827,419)		1,025,878,886

TOTAL VALUE OF SECURITIES–112.11% (Cost $8,263,936,664)	8,322,627,044
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.11%)	(898,805,183)

NET ASSETS APPLICABLE TO 530,867,687 SHARES OUTSTANDING–100.00%	$7,423,821,861

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $1,212,650,562, which represents 16.33% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $9,060,174 cash due to broker for futures contracts and $2,394,049 cash pledged as collateral for swaps as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $71,347,705, which represents 0.96% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

×

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2015, the aggregate value of these securities was $24,999,295 which represents 0.34% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2015.

The following futures contracts and swap contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,549	Euro-Bund	$265,778,456	$270,341,848	12/8/15	$4,563,392
5,128	U.S. Treasury 5 yr Notes	613,077,813	618,004,125	1/2/16	4,926,312
(370)	U.S. Treasury 10 yr Notes	(46,838,391)	(47,631,719)	12/22/15	(793,328)
98	U.S. Treasury Long Bond	15,239,343	15,419,688	12/22/15	180,345

		$847,257,221			$8,876,721

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	CDX.EM.23		37,460,000	1.00%	6/20/20	$1,077,384
JPMC	People’s Republic of China		7,500,000	1.00%	9/20/20	60,609
MSC	ICE-iTraxx EUR Crossover Series 24	EUR	23,220,000	5.00%	12/20/20	777,673

						$1,915,666

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transaction, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NZD–New Zealand Dollar

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

SEK–Swedish Krona

TBA–To be announced

UBS–Union Bank of Switzerland

WF–Wells Fargo

yr–Year

ZAR–South African Rand

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$128,997,643	$—	128,997,643
Agency Mortgage-Backed Securities	—	2,523,067,424	—	2,523,067,424
Agency Obligations.	—	4,939,705	—	4,939,705
Commercial Mortgage-Backed Securities	—	416,986,576	5,293,341	422,279,917
Corporate Bonds	—	2,252,149,068	—	2,252,149,068
Municipal Bonds	—	211,067,954	—	211,067,954
Non-Agency Asset-Backed Securities	—	612,380,231	6,634,124	619,014,355
Non-Agency Collateralized Mortgage Obligations	—	27,435,624	—	27,435,624
Senior Secured Loans	—	62,913,462	—	62,913,462
Sovereign Bonds	—	47,116,208	—	47,116,208
Supranational Banks	—	7,232,584	—	7,232,584
U.S. Treasury Obligations	—	921,936,872	—	921,936,872
Preferred Stock	12,817,287	15,583,500	—	28,400,787
Money Market Fund	40,196,555	—	—	40,196,555
Short-Term Investments	—	1,025,878,886	—	1,025,878,886

Total	$53,013,842	$8,257,685,737	$11,927,465	$8,322,627,044

Futures Contracts	$8,876,721	$—	$—	$8,876,721

Swap Contracts	$—	$1,915,666	$—	$1,915,666

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Bond Fund–23

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments

September 30, 2015(unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.70%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C03 1M1 1.694% 7/25/25	3,375,280	$3,383,887
•Series 2015-C03 2M1 1.694% 7/25/25	3,170,737	3,179,152
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,098	4,662
•Series 2005-106 QF 0.704% 12/25/35	1,820,793	1,838,537
•Series 2006-40 F 0.494% 5/25/36	143,182	143,664
Freddie Mac REMICs
•Series 3152 JF 0.657% 8/15/35	140,939	141,939
•Series 3311 VF 0.447% 5/15/37	326,528	326,352
•Series 3780 LF 0.607% 3/15/29	24,014	24,046
•Series 3800 AF 0.707% 2/15/41	483,410	487,641
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-DNA1 M1 1.094% 10/25/27	4,311,512	4,291,808
•GNMA Series 2010-46 MF 0.609% 5/16/34	399,981	402,578

Total Agency Collateralized Mortgage Obligations (Cost $14,196,564)		14,224,266

CONVERTIBLE BONDS–0.31%
#Abengoa 144A 5.125% exercise price $37.29, expiration date 2/23/17	200,000	90,875
@Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	90,000	91,013
@American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	27,000	24,992
BGC Partners 4.50% exercise price $9.84, expiration date 7/15/16	39,000	40,414
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	150,000	157,594
#Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18	207,000	195,227

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	22,000	$20,487
Cemex 3.72% exercise price $11.90, expiration date 3/15/20	56,000	51,100
@Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	59,000	51,846
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	41,000	29,315
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	44,000	38,060
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	23,000	28,879
@GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 12/1/18	152,000	143,925
@fGeneral Cable 4.50% exercise price $33.77, expiration date 11/15/29	83,000	50,267
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	60,000	49,275
#inContact 2.50% exercise price $14.23, expiration date 4/1/22	72,000	60,075
Jefferies Group 3.875% exercise price $44.69, expiration date 10/31/29	175,000	178,500
#Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43	68,000	61,200
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	110,000	109,244
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	323,000	330,469
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	149,000	188,578
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	71,000	69,536
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	56,000	50,155
@Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	184,000	168,246

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25	49,000	$25,143
@Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	145,000	109,837
@TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	76,000	74,670
•Vector Group 1.75% exercise price $24.64, expiration date 4/15/20	90,000	100,913

Total Convertible Bonds (Cost $3,502,339)		2,589,835

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.04%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	280	9,352
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	87	35,670
Crown Castle International 4.50% exercise price $87.58, expiration date 11/1/16	1,120	114,083
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	490	38,279
@Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,795	33,567
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	1,335	67,731

Total Convertible Preferred Stock (Cost $425,003)		298,682

	Principal Amount°

CORPORATE BONDS–61.49%
Aerospace & Defense–0.08%
Embraer Netherlands Finance 5.05% 6/15/25	680,000	630,870

		630,870

Air Freight & Logistics–0.33%
Aviation Capital Group
#@144A 2.875% 9/17/18	1,500,000	1,500,510
#144A 6.75% 4/6/21	1,095,000	1,230,506

		2,731,016

Airlines–0.33%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	565,000	548,756

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	626,096	$622,183
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	180,000	176,715
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	495,000	506,756
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26	885,000	888,319

		2,742,729

Automobiles–4.66%
Daimler Finance North America
#•144A 0.64% 8/1/17	6,340,000	6,273,982
#•144A 0.682% 3/10/17	5,400,000	5,358,922
#@144A 2.70% 8/3/20	1,170,000	1,153,097
•Ford Motor Credit 1.239% 11/4/19	6,000,000	5,824,794
General Motors Financial 3.45% 4/10/22	4,865,000	4,686,313
#Hyundai Capital America 144A 4.00% 6/8/17	690,000	714,154
#•Hyundai Capital Services 144A 1.14% 3/18/17	2,895,000	2,889,239
Toyota Motor Credit 2.00% 10/24/18	3,525,000	3,563,525
#•Volkswagen International Finance 144A 0.764% 11/18/16	8,755,000	8,509,212

		38,973,238

Banks–9.76%
Abbey National Treasury Services
•0.846% 3/13/17	2,500,000	2,496,163
•1.179% 8/24/18	5,700,000	5,712,158
#Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25	460,000	439,162
Bank of America
•0.546% 10/14/16	1,350,000	1,345,235
•0.779% 11/14/16	6,025,000	6,020,795
•1.329% 1/15/19	8,250,000	8,319,952
•Bank of Montreal 0.809% 7/15/16	4,320,000	4,331,491
•BB&T 1.197% 6/15/18	3,635,000	3,653,433
BBVA Bancomer
#144A 6.50% 3/10/21	590,000	632,627
#144A 7.25% 4/22/20	685,000	745,965
Branch Banking & Trust
•0.629% 5/23/17	2,575,000	2,561,268
•0.656% 9/13/16	1,755,000	1,752,404

LVIP Delaware Diversified Floating Rate Fund—2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
#•CoBank 144A 0.937% 6/15/22	425,000	$402,041
Compass Bank 3.875% 4/10/25	970,000	905,998
Fifth Third Bank
•0.742% 2/26/16	6,390,000	6,390,377
•1.243% 8/20/18	1,770,000	1,772,758
•ING Groep 6.00% 12/31/45	825,000	813,656
JPMorgan Chase
2.25% 1/23/20	635,000	630,102
2.75% 6/23/20	1,170,000	1,180,779
•JPMorgan Chase Bank 0.666% 6/13/16	7,955,000	7,939,321
KeyBank 3.18% 5/22/22	1,210,000	1,226,796
•Lloyds Banking Group 7.50% 4/30/49	1,125,000	1,151,325
•MUFG Union Bank 1.076% 9/26/16	5,000,000	5,007,640
•National City Bank 0.702% 6/7/17	3,360,000	3,342,333
#•Nordea Bank 144A 6.125% 12/29/49	710,000	702,013
Regions Bank 2.25% 9/14/18	5,140,000	5,164,132
SVB Financial Group 3.50% 1/29/25	770,000	752,456
•Svenska Handelsbanken 0.795% 3/21/16	1,385,000	1,386,877
•Toronto-Dominion Bank 0.847% 4/30/18	2,800,000	2,800,266
•@USB Capital IX 3.50% 10/29/49	465,000	378,975
Wells Fargo 4.30% 7/22/27	1,155,000	1,178,736
Woori Bank
#144A 2.875% 10/2/18	285,000	291,554
#144A 4.75% 4/30/24	200,000	207,044

		81,635,832

Beverages–0.94%
Constellation Brands 4.25% 5/1/23	230,000	229,713
#JB 144A 3.75% 5/13/25	1,190,000	1,145,339
#•SABMiller Holdings 144A 0.99% 8/1/18	6,520,000	6,495,139

		7,870,191

Biotechnology–0.34%
Celgene 2.875% 8/15/20	2,855,000	2,884,155

		2,884,155

Building Products–0.07%
Fortune Brands Home & Security 3.00% 6/15/20	565,000	569,845

		569,845

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–3.21%
Affiliated Managers Group 3.50% 8/1/25	990,000	$954,425
•Bank of New York Mellon 0.813% 9/11/19	6,470,000	6,432,694
#•Credit Suisse Group 144A 6.25% 12/29/49	1,190,000	1,119,284
•Export-Import Bank of Korea 1.036% 1/14/17	5,000,000	5,010,340
Jefferies Group 5.125% 1/20/23	1,695,000	1,700,905
Lazard Group 6.85% 6/15/17	163,000	176,201
•Morgan Stanley 1.435% 1/27/20	9,705,000	9,787,900
State Street 3.55% 8/18/25	720,000	735,485
#UBS Group Funding Jersey 144A 4.125% 9/24/25	965,000	962,309

		26,879,543

Chemicals–0.83%
CF Industries
6.875% 5/1/18	1,240,000	1,383,311
7.125% 5/1/20	500,000	588,346
Dow Chemical 8.55% 5/15/19	475,000	574,670
Methanex 4.25% 12/1/24	1,355,000	1,307,078
#OCP 144A 4.50% 10/22/25	1,370,000	1,287,800
PPG Industries 2.30% 11/15/19	915,000	923,379
Rockwood Specialties Group 4.625% 10/15/20	820,000	848,982

		6,913,566

Commercial Services & Supplies–0.08%
#HPHT Finance 15 144A 2.875% 3/17/20	695,000	694,853

		694,853

Communications Equipment–1.23%
•Cisco Systems 0.824% 3/1/19	9,480,000	9,459,457
QUALCOMM 3.00% 5/20/22	820,000	809,263

		10,268,720

Construction Materials–0.27%
#•Cemex 144A 5.039% 10/15/18	1,490,000	1,545,875
#Union Andina De Cementos 144A 5.875% 10/30/21	750,000	723,750

		2,269,625

Consumer Finance–0.08%
Capital One 2.35% 8/17/18	680,000	682,351

		682,351

Containers & Packaging–0.12%
#Beverage Packaging Holdings Luxembourg II 144A 6.00% 6/15/17	1,000,000	982,500

		982,500

LVIP Delaware Diversified Floating Rate Fund—3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–3.27%
#ERAC USA Finance 144A 4.50% 8/16/21	2,650,000	$2,866,338
General Electric Capital
•0.684% 5/5/26	2,000,000	1,874,782
•0.903% 1/9/20	5,740,000	5,750,740
•1.337% 3/15/23	2,450,000	2,457,431
#144A 3.80% 6/18/19	250,000	268,438
6.00% 8/7/19	1,385,000	1,602,665
•7.125% 12/15/49	1,600,000	1,850,000
•National Rural Utilities Cooperative Finance 0.575% 5/27/16	9,925,000	9,931,491
•Voya Financial 5.65% 5/15/53	735,000	744,555

		27,346,440

Diversified Telecommunication Services–3.13%
•AT&T 1.257% 6/30/20	9,790,000	9,720,236
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	990,000	1,063,509
CenturyLink 5.80% 3/15/22	1,395,000	1,197,956
#Colombia Telecomunicaciones 144A 5.375% 9/27/22	565,000	501,155
#Digicel Group 144A 8.25% 9/30/20	2,020,000	1,878,600
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	469,243
SBA Tower Trust
#144A 2.24% 4/16/18	465,000	462,672
#144A 2.898% 10/15/19	1,145,000	1,148,653
Verizon Communications
2.00% 11/1/16	1,255,000	1,268,677
5.15% 9/15/23	7,645,000	8,459,254

		26,169,955

Electric Utilities–3.77%
#American Transmission Systems 144A 5.25% 1/15/22	755,000	839,172
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,573,948
Commonwealth Edison 2.15% 1/15/19	3,000,000	3,025,770
•Duke Energy Indiana 0.636% 7/11/16	5,695,000	5,696,036
#•Electricite de France 144A 0.747% 1/20/17	5,465,000	5,466,027
#•Enel 144A 8.75% 9/24/73	1,543,000	1,775,947
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,184,149
Entergy Mississippi 3.10% 7/1/23	250,000	249,164
•Georgia Power 0.657% 3/15/16	5,400,000	5,396,296

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Great Plains Energy 4.85% 6/1/21	440,000	$483,201
•NSTAR Electric 0.561% 5/17/16	1,750,000	1,747,575
NV Energy 6.25% 11/15/20	800,000	933,651
Xcel Energy 3.30% 6/1/25	205,000	203,632

		31,574,568

Electronic Equipment, Instruments & Components–0.26%
#Flextronics International 144A 4.75% 6/15/25	1,130,000	1,097,479
#Molex Electronic Technologies 144A 2.878% 4/15/20	1,115,000	1,103,965

		2,201,444

Energy Equipment & Services–0.05%
Weatherford International
Bermuda 4.50% 4/15/22	515,000	417,094

		417,094

Food & Staples Retailing–0.58%
#Cencosud 144A 5.15% 2/12/25	740,000	723,654
CVS Health 2.80% 7/20/20	3,355,000	3,412,441
Sysco 2.60% 10/1/20	685,000	686,057

		4,822,152

Food Products–1.05%
#BRF 144A 3.95% 5/22/23	550,000	503,085
Ingredion 1.80% 9/25/17	1,500,000	1,495,965
#JBS Investments 144A 7.75% 10/28/20	910,000	937,300
#JBS USA Finance 144A 5.75% 6/15/25	255,000	235,875
•Mondelez International 0.82% 2/1/19	5,725,000	5,586,890

		8,759,115

Gas Utilities–0.70%
•Laclede Group 1.071% 8/15/17	5,900,000	5,880,347

		5,880,347

Health Care Equipment & Supplies–1.98%
Becton Dickinson 6.375% 8/1/19	1,615,000	1,847,715
Boston Scientific 6.00% 1/15/20	465,000	521,992
•Medtronic 0.417% 2/27/17	11,200,000	11,157,306
St. Jude Medical 2.80% 9/15/20	3,000,000	3,019,428

		16,546,441

Health Care Providers & Services–0.13%
Express Scripts Holding 2.25% 6/15/19	1,055,000	1,052,613

		1,052,613

LVIP Delaware Diversified Floating Rate Fund—4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.36%
Carnival 1.20% 2/5/16	1,445,000	$1,446,662
@Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	1,635,000	1,604,967

		3,051,629

Household Durables–0.14%
Harman International Industries 4.15% 5/15/25	1,190,000	1,185,754

		1,185,754

Independent Power & Renewable Electricity Producers–0.09%
#AES Gener 144A 5.00% 7/14/25	720,000	731,673

		731,673

Insurance–4.26%
Berkshire Hathaway Finance
•0.433% 1/10/17	6,460,000	6,460,329
2.90% 10/15/20	7,100,000	7,377,518
#•Metropolitan Life Global Funding I 144A 0.819% 7/15/16	5,500,000	5,515,911
Prudential Financial
•1.101% 8/15/18	8,742,000	8,656,984
•5.375% 5/15/45	740,000	735,375
•5.625% 6/15/43	630,000	651,735
•5.875% 9/15/42	565,000	600,313
#TIAA Asset Management Finance 144A 2.95% 11/1/19	5,110,000	5,185,975
•XLIT 6.50% 12/29/49	530,000	422,145

		35,606,285

Internet Software & Services–0.26%
Baidu 2.75% 6/9/19	1,000,000	994,221
#Tencent Holdings 144A 3.375% 5/2/19	1,135,000	1,154,911

		2,149,132

IT Services–0.05%
Fiserv 3.85% 6/1/25	410,000	417,072

		417,072

Machinery–0.86%
Crane 2.75% 12/15/18	185,000	186,795
•PACCAR Financial 0.932% 12/6/18	5,850,000	5,873,850
@Trinity Industries 4.55% 10/1/24	1,235,000	1,168,726

		7,229,371

Media–0.58%
CBS 4.00% 1/15/26	470,000	463,341
#Columbus International 144A 7.375% 3/30/21	825,000	856,969
Historic TW 6.875% 6/15/18	430,000	486,403

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Myriad International Holdings 144A 5.50% 7/21/25	720,000	$708,077
Scripps Networks Interactive 3.95% 6/15/25	635,000	615,897
#SES 144A 3.60% 4/4/23	1,705,000	1,724,983

		4,855,670

Metals & Mining–0.05%
ArcelorMittal 10.60% 6/1/19	415,000	449,756

		449,756

Multiline Retail–0.10%
Kohl’s 4.25% 7/17/25	850,000	853,144

		853,144

Multi-Utilities–0.42%
Ameren Illinois 9.75% 11/15/18	385,000	475,891
CenterPoint Energy 6.50% 5/1/18	850,000	945,664
•@Integrys Energy Group 6.11% 12/1/66	870,000	737,514
Sempra Energy 2.875% 10/1/22	495,000	486,188
WEC Energy Group 3.55% 6/15/25	890,000	905,744

		3,551,001

Oil, Gas & Consumable Fuels–6.78%
•Chesapeake Energy 3.539% 4/15/19	3,250,000	2,315,625
•Chevron 0.864% 3/3/22	5,645,000	5,558,908
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	364,182
CNOOC Finance 2015 Australia 2.625% 5/5/20	530,000	522,968
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	190,709
•ConocoPhillips 1.221% 5/15/22	5,100,000	5,088,357
Continental Resources 4.50% 4/15/23	340,000	295,703
Ecopetrol 5.375% 6/26/26	670,000	585,413
Enterprise Products Operating
3.70% 2/15/26	465,000	440,331
•7.034% 1/15/68	995,000	1,052,213
•Exxon Mobil 0.702% 3/6/22	10,640,000	10,602,185
Freeport-McMoran Oil & Gas 6.50% 11/15/20	428,000	387,075
#Gulfstream Natural Gas System 144A 4.60% 9/15/25	590,000	594,936
Noble Holding International
3.05% 3/1/16	1,300,000	1,300,121
4.00% 3/16/18	170,000	161,111
ONGC Videsh 3.25% 7/15/19	200,000	201,442

LVIP Delaware Diversified Floating Rate Fund—5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Petronas Global Sukuk 144A 2.707% 3/18/20	760,000	$755,770
Regency Energy Partners 5.875% 3/1/22	2,370,000	2,431,821
Statoil
•0.611% 5/15/18	4,870,000	4,831,478
•0.771% 11/8/18	7,240,000	7,196,495
•TransCanada PipeLines 1.007% 6/30/16	7,732,000	7,729,448
Williams Partners 7.25% 2/1/17	575,000	612,016
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,448,007
•@YPF 7.821% 8/15/18	1,058,824	1,045,588

		56,711,902

Paper & Forest Products–0.17%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,460,341

		1,460,341

Pharmaceuticals–3.56%
•Actavis Funding 1.416% 3/12/18	2,985,000	2,975,732
Allergan 1.35% 3/15/18	4,500,000	4,423,163
#•Bayer US Finance 144A 0.607% 10/6/17	8,000,000	7,964,224
#EMD Finance 144A 2.95% 3/19/22	625,000	618,463
Perrigo 4.00% 11/15/23	1,235,000	1,229,693
Perrigo Finance 3.50% 12/15/21	1,465,000	1,448,402
•Pfizer 0.637% 6/15/18	11,140,000	11,108,006

		29,767,683

Real Estate Investment Trusts–1.17%
Alexandria Real Estate Equities 4.60% 4/1/22	650,000	683,997
Carey (W.P.) 4.60% 4/1/24	980,000	1,001,083
CBL & Associates 4.60% 10/15/24	1,085,000	1,062,678
Corporate Office Properties 5.25% 2/15/24	1,040,000	1,075,057
DDR 3.625% 2/1/25	1,025,000	978,771
Excel Trust 4.625% 5/15/24	710,000	703,539
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,857,977
#Omega Healthcare Investors 144A 4.50% 4/1/27	930,000	887,039
UDR 4.00% 10/1/25	260,000	264,522
Weyerhaeuser 4.625% 9/15/23	1,230,000	1,315,992

		9,830,655

Road & Rail–0.59%
•Kansas City Southern de Mexico 0.994% 10/28/16	4,950,000	4,924,418

		4,924,418

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment–0.07%
National Semiconductor 6.60% 6/15/17	500,000	$544,982

		544,982

Software–1.81%
CDK Global 4.50% 10/15/24	1,245,000	1,256,129
•Oracle 0.794% 10/8/19	13,945,000	13,898,298

		15,154,427

Specialty Retail–1.43%
AutoNation 3.35% 1/15/21	180,000	182,151
•Lowe’s 0.752% 9/10/19	6,755,000	6,734,262
QVC 4.375% 3/15/23	3,325,000	3,237,170
Signet UK Finance 4.70% 6/15/24	1,785,000	1,805,785

		11,959,368

Technology Hardware, Storage & Peripherals–0.60%
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	510,000	509,347
#144A 3.60% 10/15/20	485,000	484,864
#144A 4.90% 10/15/25	585,000	583,391
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,201,408
Seagate HDD Cayman
4.75% 1/1/25	2,205,000	2,120,608
#144A 4.875% 6/1/27	150,000	139,827

		5,039,445

Textiles, Apparel & Luxury Goods–0.15%
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,241,600

		1,241,600

Tobacco–0.46%
Reynolds American
3.25% 6/12/20	2,660,000	2,738,864
4.00% 6/12/22	1,080,000	1,130,165

		3,869,029

Wireless Telecommunication Services–0.28%
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,749,663
#Millicom International Cellular 144A 6.00% 3/15/25	695,000	630,713

		2,380,376

Total Corporate Bonds (Cost $516,958,956)		514,463,916

LVIP Delaware Diversified Floating Rate Fund—6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS–4.56%
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.179% 8/27/29	381,777	$374,240
Missouri Highway & Transportation Commission 5.00% 5/1/26	1,950,000	2,468,817
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.529% 12/1/38	580,000	552,073
New York City, New York Series I 5.00% 8/1/22	350,000	419,107
New York State Thruway Authority Series A 5.00% 5/1/19	575,000	649,020
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.426% 4/1/40	439,848	438,616
•Series 1 Class A-2 1.226% 7/1/30	795,000	802,855
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.479% 6/1/40	1,170,693	1,144,517
•Series 2010-A Class A2A 1.524% 9/1/37	655,000	648,856
•Pennsylvania Turnpike Commission Series B1 1.00% 12/1/21	5,000,000	4,926,100
•State of California Series D 0.835% 12/1/28	5,000,000	5,047,300
State of Maryland Local Facilities Series A 5.00% 8/1/21	415,000	496,448
State of Mississippi 5.00% 10/1/25	2,455,000	3,036,148
State of Washington 5.00% 2/1/25	4,290,000	5,289,184
University of California 5.00% 5/15/25	1,555,000	1,944,061
•Series Y-1 0.693% 7/1/41	7,425,000	7,425,000
Utah Transit Authority 5.00% 6/15/25	1,975,000	2,471,021

Total Municipal Bonds (Cost $38,237,567)		38,133,363

NON-AGENCY ASSET-BACKED SECURITIES–10.65%
#•Avenue CLO VI Series 2007-6A A1 144A 0.514% 7/17/19	115,506	114,905
BA Credit Card Trust
•Series 2014-A1 A 0.587% 6/15/21	4,741,000	4,742,849
•Series 2014-A3 A 0.497% 1/15/20	1,190,000	1,189,313
#•Ballyrock CLO Series 2013-1A A 144A 1.513% 5/20/25	2,000,000	1,965,200
•Capital One Multi-Asset Execution Trust Series 2007-A2 A2 0.287% 12/16/19	965,000	962,052

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
•Series 2007-A5 A5 0.247% 3/15/19	3,000,000	$2,988,717
•Series 2012-A9 A9 0.357% 10/16/17	2,000,000	2,000,000
•Series 2013-A6 A6 0.627% 7/15/20	5,250,000	5,257,523
•Series 2013-A9 A 0.627% 11/16/20	1,000,000	998,117
•Series 2014-A5 A5 0.577% 4/15/21	4,745,000	4,747,700
Chesapeake Funding
#•Series 2012-2A A 144A 0.649% 5/7/24	1,192,227	1,191,495
#•Series 2014-1A A 144A 0.619% 3/7/26	501,527	499,995
#•CIFC Funding Series 2011-1AR A1R 144A 1.587% 1/19/23	2,443,549	2,436,463
•Citibank Credit Card Issuance Trust Series 2013-A7 A7 0.633% 9/10/20	4,700,000	4,704,705
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.507% 8/17/20	2,000,000	1,995,668
•Series 2014-A1 A1 0.637% 7/15/21	2,965,000	2,971,980
•Ford Credit Floorplan Master Owner Trust Series 2014-1 A2 0.607% 2/15/19	4,000,000	3,991,216
GE Dealer Floorplan Master Note Trust
•Series 2012-2 A 0.966% 4/22/19	3,000,000	3,000,000
•Series 2013-1 A 0.616% 4/20/18	4,915,000	4,910,110
#•Golden Credit Card Trust Series 2013-2A A 144A 0.637% 9/15/18	3,850,000	3,851,998
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.603% 4/10/28	401,264	400,565
#•JFIN CLO Series 2014-1A A 144A 1.787% 4/20/25	2,500,000	2,484,000
#•KKR Financial CLO Series 2013-1A A1 144A 1.439% 7/15/25	3,605,000	3,523,527
#•LCM VI Series 6A A 144A 0.555% 5/28/19	109,248	108,614
#•LightPoint CLO V Series 2006-5A A1 144A 0.561% 8/5/19	142,404	141,834
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.527% 7/20/22	2,154,469	2,113,534

LVIP Delaware Diversified Floating Rate Fund—7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Mountain View CLO Series 2007-3A A1 144A 0.504% 4/16/21	2,476,613	$2,458,286
•Nissan Master Owner Trust Receivables Series 2013-A A 0.507% 2/15/18	1,290,000	1,289,403
#•NYLIM Flatiron CLO Series 2006-1A A2A 144A 0.531% 8/8/20	111,182	110,315
#•OCP CLO Series 2013-4A A1A 144A 1.693% 10/24/25	3,000,000	2,970,000
PFS Financing
#•Series 2013-AA A 144A 0.757% 2/15/18	1,900,000	1,898,858
#•Series 2015-AA A 144A 0.827% 4/15/20	1,850,000	1,839,579
Telos CLO
#•Series 2013-4A A 144A 1.589% 7/17/24	3,000,000	2,961,900
#•Series 2013-4A X 144A 1.239% 7/17/24	450,000	449,640
#•Trade MAPS 1 Series 2013-1A A 144A 0.903% 12/10/18	8,830,000	8,832,852
#•Venture XVI CLO Series 2014-16A A1L 144A 1.789% 4/15/26	3,000,000	2,981,700

Total Non-Agency Asset-Backed Securities (Cost $89,217,488)		89,084,613

«SENIOR SECURED LOANS–11.37%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	2,152,800	2,156,987
Ashland Water 1st Lien 4.25% 7/31/21	729,488	721,511
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	3,091,189	3,021,637
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	1,500,000	1,494,375
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23	1,500,000	1,494,067
Charter Communications Operating 3.00% 7/1/20	3,856,238	3,817,444
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18	201,561	201,618
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	468,033	467,862

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	861,168	$862,301
CSC Holdings Tranche B 2.694% 4/17/20	1,443,851	1,435,613
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	8,492,500	8,492,629
Dealer Computer Services Tranche B 2.194% 4/21/16	461,419	461,419
Dynegy Tranche B2 4.00% 4/23/20	460,219	459,874
Emdeon 1st Lien 3.75% 11/2/18	1,356,167	1,351,081
Energy Transfer Equity 1st Lien
3.25% 12/2/19	185,000	179,086
4.00% 12/2/19	529,765	522,369
FCA US Tranche B 1st Lien
3.25% 12/31/18	4,334,000	4,304,204
3.50% 5/24/17	121,819	121,431
First Data Tranche B 1st Lien 4.196% 3/24/21	2,590,209	2,590,196
Flying Fortress 1st Lien 3.50% 6/30/17	1,000,000	1,000,785
Gardner Denver 1st Lien 4.25% 7/30/20	980,000	926,374
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	2,276,316	2,274,176
Houghton International 1st Lien 4.25% 12/20/19	1,230,237	1,226,399
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,977,500	2,886,314
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,021,160	1,023,202
Immucor Tranche B2 5.00% 8/19/18	441,775	439,842
Ineos US Finance Term Loan B 3.75% 12/15/20	2,204,240	2,142,246
Ineos US Finance Tranche 1 2.742% 12/31/16	479,518	474,722
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,937,881	2,863,700
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	1,957,611	1,955,370
Landry’s Tranche B 4.00% 4/24/18	1,107,355	1,109,570

LVIP Delaware Diversified Floating Rate Fund—8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Las Vegas Sands Tranche B 3.25% 12/19/20	3,930,000	$3,899,307
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,665,000	2,660,669
Lightower Fiber Networks 1st Lien 4.00% 4/13/20	275,075	270,720
MGM Resorts International 3.50% 12/20/19	1,710,427	1,700,165
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	1,778,579	1,772,647
Nexstar Broadcasting Tranche B2 3.75% 10/1/20	2,016,936	2,010,210
Novelis Tranche B 1st Lien 4.00% 6/2/22	381,045	375,670
NRG Energy Tranche B 2.75% 7/1/18	619,769	607,916
Penn National Gaming Tranche B 3.25% 10/30/20	1,477,500	1,476,577
PQ 1st Lien 4.00% 8/7/17	982,323	980,280
Rite Aid 2nd Lien 4.875% 6/21/21	750,000	751,875
Scientific Games International 1st Lien 6.00% 10/18/20	1,557,263	1,539,743
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	4,102,345	4,096,376
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/30/21	7,481,250	7,429,854
Transdigm Term Loan E 1st Lien 3.50% 5/14/22	3,076,201	3,035,180
Univision Communications 1st Lien 4.00% 3/1/20	1,064,174	1,058,773
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	1,408,127	1,401,086
US Airways Tranche B1 3.50% 5/23/19	430,606	429,685
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	1,609,736	1,598,331
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20	1,035,056	1,021,471

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Valeant Pharmaceuticals Tranche B Series C 3.75% 12/11/19	3,197,975	$3,156,002
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19	1,368,013	1,357,007

Total Senior Secured Loans (Cost $95,601,978)		95,107,948

ΔSOVEREIGN BONDS–0.63%
Colombia–0.09%
•Colombia Government International Bond 2.121% 11/16/15	760,000	761,900

		761,900

Norway–0.54%
#•Kommunalbanken
144A 0.427% 10/31/16	3,000,000	3,001,977
144A 0.513% 2/20/18	1,500,000	1,505,346

		4,507,323

Total Sovereign Bonds (Cost $5,258,738)		5,269,223

U.S. TREASURY OBLIGATIONS–1.65%
U.S. Treasury Notes
1.625% 7/31/20	1,755,000	1,776,674
2.00% 8/15/25	3,840,000	3,820,401
2.125% 5/15/25	8,125,000	8,175,464

Total U.S. Treasury Obligations (Cost $13,646,813)		13,772,539

	Number of Shares

PREFERRED STOCK–1.49%
•@Integrys Energy Group 6.00%	49,900	1,342,310
National Retail Properties 5.70%	10,375	254,084
#•PNC Preferred Funding Trust II 1.56%	6,200,000	5,742,750
Public Storage 5.20%	10,200	242,148
Qwest 6.125%	18,550	445,200
#•USB Realty 1.436%	4,900,000	4,459,000

Total Preferred Stock (Cost $12,472,079)		12,485,492

MONEY MARKET FUND–3.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	26,306,754	26,306,754

Total Money Market Fund (Cost $26,306,754)		26,306,754

LVIP Delaware Diversified Floating Rate Fund—9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–97.03% (Cost $815,824,279)	$811,736,631
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.97%	24,866,889

NET ASSETS APPLICABLE TO 83,805,602 SHARES OUTSTANDING–100.00%	$836,603,520

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $162,523,946, which represents 19.43% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

«	Includes $12,410,147 cash pledged as collateral for swaps as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $9,768,484, which represents 1.17% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2015.

The following swap contracts were outstanding at September 30, 2015:

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ICE-CDX.NA.HY.24		4,232,250	5.00%	6/20/20	$115,670
JPMC	People’s Republic of China		2,052,000	1.00%	9/20/20	16,583
MSC	ICE - CDX.NA.IG.25		10,000,000	1.00%	12/20/20	56,132
MSC	ICE iTraxx EUR Crossover Series 24	EUR	6,570,000	5.00%	12/20/20	220,039

						$408,424

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
GSC – CME 10 yr Interest Rate Swap	19,765,000	2.453%	0.334%	6/17/25	$(827,958)
HSBC – CME 5 yr Interest Rate Swap	5,500,000	1.506%	0.294%	1/26/20	(55,128)
HSBC – CME 7 yr Interest Rate Swap	4,000,000	2.324%	0.327%	9/24/21	(177,238)
JPMC – CME 10 yr Interest Rate Swap	28,000,000	2.880%	0.286%	7/11/23	(2,246,815)
JPMC – CME 5 yr Interest Rate Swap	55,550,000	1.700%	0.286%	7/11/18	(1,158,979)
MSC – CME 7 yr Interest Rate Swap	45,000,000	2.385%	0.286%	1/14/21	(2,174,227)
MSC – CME 7 yr Interest Rate Swap	39,000,000	1.763%	0.294%	1/26/22	(365,474)

Total	196,815,000				$(7,005,819)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Diversified Floating Rate Fund—10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

Summary of Abbreviations:

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

EUR–Euro

GE–General Electric

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange, Inc.

JPMC–JPMorgan Chase Bank

MSC–Morgan Stanley Capital

REMIC–Real Estate Mortgage Investment Conduit

yr–year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$14,224,266	$14,224,266
Convertible Bonds	—	2,589,835	2,589,835
Convertible Preferred Stock	263,012	35,670	298,682
Corporate Bonds	—	514,463,916	514,463,916
Municipal Bonds	—	38,133,363	38,133,363
Non-Agency Asset-Backed Securities	—	89,084,613	89,084,613
Senior Secured Loans	—	95,107,948	95,107,948
Sovereign Bonds	—	5,269,223	5,269,223
U.S. Treasury Obligations	—	13,772,539	13,772,539
Preferred Stock	2,283,742	10,201,750	12,485,492
Money Market Fund	26,306,754	—	26,306,754

Total	$28,853,508	$782,883,123	$811,736,631

Swap Contracts	$—	$(6,597,395)	$(6,597,395)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Diversified Floating Rate Fund—11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–67.64%
U.S. MARKETS–43.56%
Aerospace & Defense–1.38%
Boeing	1,475	$193,151
†Esterline Technologies	2,320	166,785
Honeywell International	2,215	209,738
†KEYW Holding	1,271	7,817
†KLX	2,160	77,198
Lockheed Martin	1,350	279,869
Northrop Grumman	4,600	763,370
Raytheon	7,600	830,376
Rockwell Collins	1,400	114,576
United Technologies	2,570	228,704

		2,871,584

Air Freight & Logistics–0.13%
FedEx	1,265	182,135
†XPO Logistics	3,990	95,082

		277,217

Auto Components–0.49%
BorgWarner	3,280	136,415
Johnson Controls	17,900	740,344
†Tenneco	3,320	148,636

		1,025,395

Automobiles–0.10%
Ford Motor	16,070	218,070

		218,070

Banks–2.80%
Bank of America	10,760	167,641
BB&T	23,570	839,092
BBCN Bancorp	7,610	114,302
Bryn Mawr Bank	1,550	48,159
Cardinal Financial	5,020	115,510
Citigroup	10,235	507,758
Citizens Financial Group	3,200	76,352
City Holding	2,920	143,956
CoBiz Financial	5,560	72,336
Comerica	1,060	43,566
Cullen/Frost Bankers	380	24,160
Fifth Third Bancorp	4,400	83,204
†First NBC Bank Holding	3,480	121,939
First Republic Bank	860	53,982
FirstMerit	8,250	145,777
Flushing Financial	5,180	103,704
Great Western Bancorp	5,060	128,372
Huntington Bancshares	4,800	50,880
@Independent Bank (Massachusetts)	2,210	101,881
JPMorgan Chase	10,105	616,102
KeyCorp	21,525	280,040
M&T Bank	750	91,463
Old National Bancorp	9,870	137,489
People’s United Financial	1,860	29,258

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Banks (continued)
PNC Financial Services Group	940	$83,848
Prosperity Bancshares	3,130	153,714
Regions Financial	7,980	71,900
Sterling Bancorp	11,650	173,235
SunTrust Banks	2,090	79,922
†Texas Capital Bancshares	1,780	93,308
U.S. Bancorp	4,160	170,602
Webster Financial	3,490	124,349
Wells Fargo	11,580	594,633
†Western Alliance Bancorp	4,900	150,479
Zions Bancorporation	1,210	33,323

		5,826,236

Beverages–0.18%
PepsiCo	4,005	377,671

		377,671

Biotechnology–2.32%
AbbVie	5,395	293,542
†Acorda Therapeutics	4,650	123,271
†Alkermes	3,230	189,504
Baxalta	13,300	419,083
†Biogen	2,668	778,549
†Celgene	16,037	1,734,722
†Cepheid	3,750	169,500
Gilead Sciences	3,980	390,796
†Insys Therapeutics	2,340	66,596
†Ligand Pharmaceuticals Class B	2,020	173,013
†Retrophin	3,120	63,211
†Spectrum Pharmaceuticals	10,680	63,866
†TESARO	2,400	96,240
†Vanda Pharmaceuticals	9,210	103,889
†Vertex Pharmaceuticals	1,675	174,435

		4,840,217

Building Products–0.13%
AAON	6,423	124,478
†Continental Building Products	7,390	151,791

		276,269

Capital Markets–1.07%
Ameriprise Financial	1,425	155,510
Bank of New York Mellon	21,170	828,805
BlackRock	535	159,146
Evercore Partners Class A	5,195	260,997
†Houlihan Lokey	2,760	60,168
Invesco	4,050	126,482
Northern Trust	1,210	82,474
Raymond James Financial	3,330	165,268
State Street	4,045	271,864
†Stifel Financial	3,030	127,563

		2,238,277

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Chemicals–0.81%
†Axalta Coating Systems	6,200	$157,108
Axiall	2,270	35,616
Balchem	1,220	74,139
†Chemtura	2,860	81,853
duPont (E.I.) deNemours	15,800	761,560
Eastman Chemical	3,305	213,900
Huntsman	7,180	69,574
Innophos Holdings	710	28,144
Minerals Technologies	2,990	143,998
Quaker Chemical	1,540	118,703

		1,684,595

Commercial Services & Supplies–0.67%
Essendant	4,200	136,206
McGrath RentCorp	4,460	119,037
Republic Services	3,775	155,530
Tetra Tech	4,340	105,505
US Ecology	1,910	83,371
Waste Management	15,800	786,998

		1,386,647

Communications Equipment–1.47%
Cisco Systems	39,640	1,040,550
†Infinera	4,050	79,218
†NETGEAR	2,640	77,009
Plantronics	2,280	115,938
QUALCOMM	31,443	1,689,432
†Ruckus Wireless	5,270	62,608

		3,064,755

Construction & Engineering–0.11%
Granite Construction	4,040	119,867
†MYR Group	3,750	98,250

		218,117

Consumer Finance–0.15%
Capital One Financial	4,420	320,538

		320,538

Containers & Packaging–0.09%
WestRock	3,748	192,797

		192,797

Diversified Financial Services–0.50%
Intercontinental Exchange	4,469	1,050,170

		1,050,170

Diversified Telecommunication Services–1.01%
AT&T	33,997	1,107,622
Atlantic Tele-Network	1,620	119,767
†inContact	14,210	106,717
Verizon Communications	17,843	776,349

		2,110,455

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities–0.47%
Cleco	1,610	$85,716
Edison International	12,500	788,375
OGE Energy	3,680	100,685

		974,776

Electrical Equipment–0.06%
Eaton	2,600	133,380

		133,380

Electronic Equipment, Instruments & Components–0.12%
†Anixter International	1,760	101,693
†FARO Technologies	3,300	115,500
†Rofin-Sinar Technologies	1,210	31,375

		248,568

Energy Equipment & Services–0.51%
Bristow Group	1,080	28,253
Core Laboratories	1,150	114,770
Halliburton	18,600	657,510
†Pioneer Energy Services	3,600	7,560
†RigNet	3,290	83,895
Schlumberger	2,545	175,529

		1,067,517

Food & Staples Retailing–1.24%
Casey’s General Stores	3,330	342,724
CVS Health	10,793	1,041,309
Walgreens Boots Alliance	14,336	1,191,322

		2,575,355

Food Products–1.21%
Archer-Daniels-Midland	17,100	708,795
General Mills	2,470	138,641
J&J Snack Foods	1,410	160,261
Kraft Heinz	10,633	750,477
Mondelez International	18,200	762,034

		2,520,208

Gas Utilities–0.02%
South Jersey Industries	1,790	45,197

		45,197

Health Care Equipment & Supplies–0.52%
Baxter International	11,900	390,915
CONMED	3,230	154,200
CryoLife	10,050	97,787
†Merit Medical Systems	5,220	124,810
†Quidel	5,740	108,371
West Pharmaceutical Services	3,690	199,703

		1,075,786

Health Care Providers & Services–1.55%
†Air Methods	4,540	154,769

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
Cardinal Health	9,400	$722,108
†Express Scripts Holding	12,487	1,010,948
Quest Diagnostics	11,300	694,611
†Team Health Holdings	1,900	102,657
UnitedHealth Group	3,275	379,933
†WellCare Health Plans	1,920	165,466

		3,230,492

Hotels, Restaurants & Leisure–0.58%
†Buffalo Wild Wings	920	177,956
Cheesecake Factory	2,880	155,405
†Del Frisco’s Restaurant Group	7,090	98,480
†Fiesta Restaurant Group	2,350	106,619
Jack in the Box	2,050	157,932
†Popeyes Louisiana Kitchen	3,310	186,552
Starbucks	5,840	331,946

		1,214,890

Household Durables–0.07%
†Jarden	2,875	140,530

		140,530

Household Products–0.27%
Kimberly-Clark	1,650	179,916
Procter & Gamble	5,200	374,088

		554,004

Industrial Conglomerates–0.22%
General Electric	18,160	457,995

		457,995

Insurance–1.29%
Aflac	3,845	223,510
Allstate	11,800	687,232
American Equity Investment Life Holding	5,680	132,401
Fidelity & Guaranty Life	3,590	88,099
@Infinity Property & Casualty	1,260	101,480
Marsh & McLennan	13,900	725,858
Primerica	3,140	141,520
Prudential Financial	1,820	138,702
@Selective Insurance Group	4,070	126,414
Travelers	2,315	230,412
United Fire Group	2,410	84,471

		2,680,099

Internet & Catalog Retail–0.80%
†Liberty Interactive Class A	41,966	1,100,768
†Shutterfly	2,780	99,385
†TripAdvisor	7,340	462,567

		1,662,720

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services–2.16%
†eBay	32,895	$803,954
†Facebook Class A	11,185	1,005,531
†Google Class A	2,176	1,389,093
†Google Class C	1,076	654,660
†GrubHub	3,440	83,730
@j2 Global	2,520	178,542
†Q2 Holdings	1,920	47,462
†SciQuest	7,290	72,900
†Yahoo	5,082	146,921
†Yelp	5,161	111,787

		4,494,580

IT Services–2.51%
Accenture Class A	3,150	309,519
Convergys	6,460	149,291
†ExlService Holdings	3,320	122,608
†InterXion Holding	3,130	84,760
MasterCard Class A	13,321	1,200,489
†PayPal Holdings	27,513	854,004
Sabre	8,300	225,594
TeleTech Holdings	3,820	102,338
Visa Class A	20,470	1,425,940
Xerox	77,900	757,967

		5,232,510

Leisure Products–0.03%
†Malibu Boats Class A	4,840	67,663

		67,663

Life Sciences Tools & Services–0.15%
Thermo Fisher Scientific	2,465	301,420

		301,420

Machinery–0.41%
Actuant Class A	3,290	60,503
Barnes Group	4,740	170,877
Columbus McKinnon	6,310	114,590
ESCO Technologies	4,120	147,908
Federal Signal	6,130	84,042
Kadant	3,060	119,371
Parker-Hannifin	1,505	146,437

		843,728

Media–0.62%
Cinemark Holdings	2,410	78,301
Comcast Class A Special	4,065	232,681
†Discovery Communications Class A	7,083	184,370
†Discovery Communications Class C	12,700	308,483
Disney (Walt)	3,925	401,135
National CineMedia	5,810	77,970

		1,282,940

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Metals & Mining–0.13%
Kaiser Aluminum	1,760	$141,240
Worthington Industries	5,100	135,048

		276,288

Multiline Retail–0.17%
Macy’s	2,955	151,651
Nordstrom	2,925	209,752

		361,403

Multi-Utilities–0.07%
NorthWestern	2,800	150,724

		150,724

Oil, Gas & Consumable Fuels–1.73%
†Bonanza Creek Energy	4,360	17,745
†Carrizo Oil & Gas	3,460	105,668
Chevron	7,936	625,992
ConocoPhillips	14,975	718,201
EOG Resources	2,665	194,012
Exxon Mobil	6,925	514,874
Marathon Oil	29,085	447,909
Occidental Petroleum	13,245	876,157
†Parsley Energy Class A	2,770	41,744
†RSP Permian	2,620	53,055

		3,595,357

Paper & Forest Products–0.12%
†Boise Cascade	3,130	78,939
Neenah Paper	2,760	160,853

		239,792

Pharmaceuticals–2.82%
†Allergan	5,480	1,489,519
†Catalent	5,610	136,323
Johnson & Johnson	8,362	780,593
†Medicines	3,500	132,860
Merck	21,240	1,049,044
Pfizer	37,945	1,191,852
†Prestige Brands Holdings	3,110	140,448
†Valeant Pharmaceuticals International	5,385	960,576

		5,881,215

Professional Services–0.28%
Kforce	6,030	158,468
Nielsen Holdings	3,440	152,977
†On Assignment	3,810	140,589
†WageWorks	2,880	129,830

		581,864

Real Estate Investment Trusts–3.91%
American Campus Communities	875	31,710
American Tower	2,865	252,063
Apartment Investment & Management	1,475	54,605

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities	1,025	$179,191
Boston Properties	1,350	159,840
Brandywine Realty Trust	4,450	54,824
Camden Property Trust	425	31,407
Care Capital Properties	581	19,132
Corporate Office Properties Trust	1,175	24,710
Cousins Properties	2,825	26,047
Crown Castle International	13,650	1,076,575
DCT Industrial Trust	5,162	173,753
DDR	5,075	78,053
Douglas Emmett	2,800	80,416
Duke Realty	5,525	105,251
DuPont Fabros Technology	4,190	108,437
EastGroup Properties	2,490	134,908
EPR Properties	3,920	202,154
Equinix	4,683	1,280,332
Equity LifeStyle Properties	775	45,392
Equity One	1,475	35,901
Equity Residential	2,725	204,702
Essex Property Trust	550	122,881
Extra Space Storage	775	59,799
Federal Realty Investment Trust	275	37,524
First Industrial Realty Trust	3,175	66,516
First Potomac Realty Trust	1,675	18,425
General Growth Properties	5,875	152,574
Healthcare Realty Trust	1,575	39,139
Healthcare Trust of America Class A	1,462	35,834
Highwoods Properties	1,575	61,031
Host Hotels & Resorts	15,110	238,889
Kilroy Realty	950	61,902
Kimco Realty	2,900	70,847
Kite Realty Group Trust	6,432	153,146
LaSalle Hotel Properties	4,985	141,524
Lexington Realty Trust	3,350	27,135
Liberty Property Trust	800	25,208
LTC Properties	250	10,667
Macerich	850	65,297
National Retail Properties	6,960	252,439
Pebblebrook Hotel Trust	3,020	107,059
Post Properties	1,000	58,290
Prologis	3,900	151,710
PS Business Parks	475	37,705
Public Storage	775	164,013
Ramco-Gershenson Properties Trust	11,175	167,737
Regency Centers	1,200	74,580
RLJ Lodging Trust	1,675	42,327
Sabra Health Care REIT	850	19,703
Simon Property Group	2,325	427,149
SL Green Realty	1,075	116,272
Sovran Self Storage	1,380	130,134
Spirit Realty Capital	4,250	38,845

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
†Strategic Hotels & Resorts	4,575	$63,089
Tanger Factory Outlet Centers	1,675	55,225
Taubman Centers	450	31,086
UDR	2,500	86,200
Urban Edge Properties	775	16,732
Ventas	2,325	130,340
VEREIT	2,900	22,388
Vornado Realty Trust	1,575	142,412
Welltower	825	55,869

		8,139,045

Road & Rail–0.25%
Hunt (J.B.) Transport Services	1,700	121,380
†Roadrunner Transportation Systems	3,390	62,376
†Swift Transportation	3,440	51,669
Union Pacific	3,260	288,217

		523,642

Semiconductors & Semiconductor Equipment–1.11%
Analog Devices	1,600	90,256
†Applied Micro Circuits	17,620	93,562
Avago Technologies	2,115	264,396
Intel	37,596	1,133,143
Maxim Integrated Products	7,175	239,645
†MaxLinear Class A	5,070	63,071
†Microsemi	1,950	63,999
†Semtech	8,050	121,555
†Silicon Laboratories	1,460	60,648
†Synaptics	2,270	187,184

		2,317,459

Software–2.44%
†Adobe Systems	2,475	203,495
CA	28,371	774,528
†Callidus Software	8,290	140,847
†Electronic Arts	14,920	1,010,830
†Guidewire Software	2,870	150,905
Intuit	5,458	484,397
Microsoft	27,391	1,212,326
†Proofpoint	2,520	152,006
†Qlik Technologies	3,450	125,753
†salesforce.com	3,710	257,585
SS&C Technologies Holdings	3,920	274,557
†Tyler Technologies	2,025	302,353

		5,089,582

Specialty Retail–1.19%
†Boot Barn Holdings	5,940	109,474
DSW Class A	4,495	113,768
†Express	7,430	132,774
L Brands	9,257	834,333
Lowe’s	11,500	792,580

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Tractor Supply	2,990	$252,117
†Urban Outfitters	8,220	241,504

		2,476,550

Technology Hardware, Storage & Peripherals–0.50%
Apple	7,240	798,572
EMC	10,420	251,747

		1,050,319

Textiles, Apparel & Luxury Goods–0.54%
†G-III Apparel Group	2,710	167,099
†Madden (Steven)	4,520	165,522
NIKE Class B	6,396	786,516

		1,119,137

Thrifts & Mortgage Finance–0.02%
New York Community Bancorp	2,650	47,859

		47,859

Trading Companies & Distributors–0.06%
Applied Industrial Technologies	3,500	133,525

		133,525

Total U.S. Markets (Cost $64,516,155)		90,767,129

§DEVELOPED MARKETS–15.42%
Aerospace & Defense–0.22%
Meggitt	64,418	464,736

		464,736

Air Freight & Logistics–0.39%
Deutsche Post	29,138	807,210

		807,210

Airlines–0.13%
@WestJet Airlines Class VV	14,687	261,063

		261,063

Auto Components–0.29%
Sumitomo Rubber Industries	43,000	596,916

		596,916

Automobiles–0.66%
Bayerische Motoren Werke	3,592	313,376
Toyota Motor	18,000	1,053,906

		1,367,282

Banks–2.03%
BNP Paribas	677	39,858
ING Groep CVA	50,962	720,353
Mitsubishi UFJ Financial Group	194,400	1,174,660
Nordea Bank	94,047	1,049,118
Standard Chartered	64,342	624,456

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks (continued)
UniCredit	100,205	$624,698

		4,233,143

Beverages–0.52%
Carlsberg Class B	8,404	645,790
Coca-Cola Amatil	67,628	428,730

		1,074,520

Construction & Engineering–0.43%
Vinci	14,236	905,248

		905,248

Containers & Packaging–0.35%
Rexam	92,496	734,414

		734,414

Diversified Telecommunication Services–0.54%
Nippon Telegraph & Telephone	32,128	1,131,712

		1,131,712

Energy Equipment & Services–0.15%
†Saipem	32,022	256,769
†Subsea 7	6,089	45,834

		302,603

Food & Staples Retailing–0.25%
Tesco	191,222	531,155

		531,155

Food Products–0.38%
†Aryzta	18,561	786,597

		786,597

Household Durables–0.31%
Techtronic Industries	173,500	646,809

		646,809

Industrial Conglomerates–0.32%
Koninklijke Philips	27,926	657,011

		657,011

Insurance–0.55%
AXA	47,376	1,150,240

		1,150,240

IT Services–0.92%
†CGI Group Class A	26,532	961,312
Teleperformance	12,653	960,077

		1,921,389

Life Sciences Tools & Services–0.08%
†ICON	2,500	177,425

		177,425

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media–0.14%
Publicis Groupe	4,247	$290,252

		290,252

Metals & Mining–0.32%
Alamos Gold	29,393	108,810
Anglo American ADR	10,185	41,962
Rio Tinto	13,429	450,601
Yamana Gold	38,439	64,812

		666,185

Multi-Utilities–0.19%
National Grid	28,031	390,405

		390,405

Oil, Gas & Consumable Fuels–0.44%
Suncor Energy	17,400	465,365
TOTAL	10,061	452,573

		917,938

Pharmaceuticals–2.82%
Novartis	12,510	1,149,700
Novo Nordisk ADR	15,847	859,541
Sanofi	11,376	1,082,996
STADA Arzneimittel	18,352	657,849
Teva Pharmaceutical Industries ADR	37,500	2,117,250

		5,867,336

Road & Rail–0.40%
East Japan Railway	9,872	831,905

		831,905

Software–0.27%
Playtech	44,587	559,892

		559,892

Specialty Retail–0.50%
Nitori Holdings	13,218	1,035,069

		1,035,069

Textiles, Apparel & Luxury Goods–0.67%
Kering	2,472	404,652
Yue Yuen Industrial Holdings	269,000	1,000,792

		1,405,444

Tobacco–0.36%
Japan Tobacco	24,300	753,822

		753,822

Trading Companies & Distributors–0.48%
ITOCHU	72,960	771,309
Rexel	19,364	238,381

		1,009,690

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.31%
Tele2 Class B	66,006	$643,657

		643,657

Total Developed Markets (Cost $26,643,868)		32,121,068

×EMERGING MARKETS–8.66%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	27,200	26,501

		26,501

Automobiles–0.16%
Hyundai Motor	807	112,143
Mahindra & Mahindra	11,864	229,512

		341,655

Banks–1.06%
Akbank	84,642	189,879
Banco Santander Brasil ADR	32,204	101,443
Bangkok Bank	39,193	172,880
China Construction Bank	323,239	215,705
Grupo Financiero Banorte Class O	22,000	107,816
ICICI Bank ADR	32,800	274,864
Industrial & Commercial Bank of China	411,238	237,570
Itau Unibanco Holding ADR	24,719	163,640
KB Financial Group ADR	9,703	285,171
†Powszechna Kasa Oszczednosci Bank Polski	10,191	79,027
@=Sberbank of Russia	125,805	144,915
Shinhan Financial Group	6,872	240,332

		2,213,242

Beverages–0.52%
Anadolu Efes Biracilik Ve Malt Sanayii	24,004	169,452
Cia Cervecerias Unidas ADR	5,800	128,470
Fomento Economico Mexicano ADR	2,865	255,701
@Lotte Chilsung Beverage	208	423,370
Tsingtao Brewery	24,072	105,878

		1,082,871

Building Products–0.16%
KCC	951	332,250

		332,250

Chemicals–0.10%
Braskem ADR	14,768	124,494
Sociedad Quimica y Minera de Chile ADR	5,100	74,154

		198,648

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Construction & Engineering–0.01%
†Empresas ICA ADR	17,500	$29,225

		29,225

Construction Materials–0.32%
†Cemex ADR	24,485	171,150
†Cemex Latam Holdings	12,715	49,496
Siam Cement NVDR	7,259	92,771
Siam Cement-Foreign	9,104	116,821
UltraTech Cement	5,705	232,943

		663,181

Diversified Financial Services–0.13%
Reliance Capital	16,297	94,009
Remgro	10,009	182,551

		276,560

Diversified Telecommunication Services–0.16%
†KT ADR	11,066	144,633
Telefonica Brasil ADR	21,395	195,336

		339,969

Electronic Equipment, Instruments & Components–0.28%
Hon Hai Precision Industry	123,905	323,033
LG Display ADR	16,391	155,715
Samsung SDI	1,155	106,262

		585,010

Food & Staples Retailing–0.12%
Cia Brasileira de Distribuicao ADR	5,000	62,700
Wal-Mart de Mexico Class V	76,877	189,513

		252,213

Food Products–0.56%
BRF ADR	11,599	206,346
China Mengniu Dairy	53,000	186,890
@Lotte Confectionery	140	259,999
Tingyi Cayman Islands Holding	91,541	146,223
@Uni-President China Holdings	375,600	364,261

		1,163,719

Hotels, Restaurants & Leisure–0.02%
@Arcos Dorados Holdings	18,000	48,960

		48,960

Insurance–0.12%
Samsung Life Insurance	2,945	246,281

		246,281

Internet & Catalog Retail–0.02%
†Qunar Cayman Islands ADR	1,700	51,119

		51,119

Internet Software & Services–0.85%
†Baidu ADR	9,142	1,256,202

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Internet Software & Services (continued)
†SINA	5,296	$212,476
†Sohu.com	7,400	305,620

		1,774,298

IT Services–0.08%
†WNS Holdings ADR	5,960	166,582

		166,582

Media–0.21%
Grupo Televisa ADR	17,014	442,704

		442,704

Metals & Mining–0.10%
†Anglo American Platinum	3,379	55,982
@Gerdau	16,700	18,910
Gerdau ADR	13,000	17,810
†Impala Platinum Holdings	7,060	19,608
Vale ADR	20,352	85,478

		197,788

Multiline Retail–0.09%
Woolworths Holdings	26,000	181,967

		181,967

Oil, Gas & Consumable Fuels–1.19%
Cairn India	34,188	80,439
China Petroleum & Chemical	198,850	121,803
CNOOC ADR	1,077	111,017
@Gazprom ADR	46,933	189,345
Lukoil ADR	5,608	191,008
PetroChina ADR	1,836	127,969
†Petroleo Brasileiro ADR	41,269	179,520
Polski Koncern Naftowy Orlen	9,268	161,828
PTT-Foreign	21,278	140,487
#Reliance Industries GDR 144A	29,739	773,214
Rosneft GDR	31,246	115,642
Sasol ADR	4,953	137,792
Tambang Batubara Bukit Asam Persero	122,800	47,294
YPF ADR	6,100	92,903

		2,470,261

Paper & Forest Products–0.04%
Nine Dragons Paper Holdings	144,500	75,367

		75,367

Personal Products–0.06%
†Hypermarcas	34,200	130,928

		130,928

Real Estate Management & Development–0.06%
#@=Etalon Group GDR 144A	10,500	17,273

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Real Estate Management & Development (continued)
@UEM Sunrise	356,068	$99,658

		116,931

Semiconductors & Semiconductor Equipment–0.43%
MediaTek	20,000	148,528
Taiwan Semiconductor Manufacturing	90,944	363,729
Taiwan Semiconductor Manufacturing ADR	12,100	251,075
United Microelectronics	398,000	130,469

		893,801

Technology Hardware, Storage & Peripherals–0.50%
Samsung Electronics	1,076	1,032,390

		1,032,390

Transportation Infrastructure–0.02%
†Rumo Logistica Operadora Multimodal	5,770	8,644
Santos Brasil Participacoes	8,875	29,097

		37,741

Wireless Telecommunication Services–1.28%
America Movil ADR	10,058	166,460
China Mobile	41,848	500,904
China Mobile ADR	5,393	320,883
MegaFon GDR	9,871	119,933
Mobile TeleSystems ADR	9,000	64,980
SK Telecom ADR	39,200	956,480
Tim Participacoes ADR	26,000	245,700
Turkcell Iletisim Hizmetleri ADR	12,710	110,323
Vodacom Group	19,020	189,194

		2,674,857

Total Emerging Markets (Cost $21,910,094)		18,047,019

Total Common Stock (Cost $113,070,117)		140,935,216

CONVERTIBLE PREFERRED STOCK–0.07%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	8,350
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	124	4,641
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	13	5,330
Crown Castle International 4.50% exercise price $87.58, expiration date 11/1/16	230	23,428

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Dominion Resources 6.125% exercise price $64.91, expiration date 4/1/16	158	$8,739
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	90	7,031
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	150	6,547
@Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	14	1,587
@Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	14	18,690
@Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	489	9,144
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	220	11,162
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	222	15,331
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	13	15,184

Total Convertible Preferred Stock (Cost $179,158)		135,164

EXCHANGE-TRADED FUNDS–9.29%
Financial Select Sector SPDR® Fund	6,350	143,891
iShares MSCI EAFE Growth Index ETF	150,310	9,591,281
iShares MSCI EAFE Index ETF	76,570	4,388,992
PowerShares KBW Bank Portfolio	7,700	276,892
Vanguard FTSE Developed Markets ETF	139,000	4,953,960

Total Exchange-Traded Funds (Cost $15,563,227)		19,355,016

PREFERRED STOCK–0.11%
•Bank of America 6.10%	30,000	29,287
•@Integrys Energy Group 6.00%	1,700	45,730
National Retail Properties 5.70%	1,125	27,551
#•PNC Preferred Funding Trust II 1.56%	100,000	92,625
Public Storage 5.20%	1,200	28,488

	Number of Shares	Value (U.S. $)

PREFERRED STOCK (continued)
U.S. Airways 0.00%	8	$—

Total Preferred Stock (Cost $212,986)		223,681

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.26%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	47	55
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	820	932
Series 2003-26 AT 5.00% 11/25/32	11,465	11,702
Series 2005-70 PA 5.50% 8/25/35	4,391	4,984
Series 2010-41 PN 4.50% 4/25/40	65,000	71,217
Series 2010-43 HJ 5.50% 5/25/40	7,317	8,308
•*Series 2012-122 SD 5.906% 11/25/42	81,571	20,163
*Series 2013-26 ID 3.00% 4/25/33	80,114	11,611
*Series 2013-38 AI 3.00% 4/25/33	77,502	11,022
*Series 2013-44 DI 3.00% 5/25/33	193,946	28,017
Series 2014-36 ZE 3.00% 6/25/44	36,427	33,067
¿Freddie Mac Multifamily Structured Pass Through Certificates 3.389% 3/25/24	120,000	127,225
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	6,506	7,384
Series 4065 DE 3.00% 6/15/32	10,000	10,178
*Series 4185 LI 3.00% 3/15/33	78,991	11,276
*Series 4191 CI 3.00% 4/15/33	81,574	10,963
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	173,119

Total Agency Collateralized Mortgage Obligations (Cost $532,383)		541,223

AGENCY MORTGAGE-BACKED SECURITIES–3.85%
Fannie Mae ARM
•2.417% 5/1/43	26,598	27,128
•2.553% 6/1/43	8,737	8,963
•2.576% 8/1/35	1,973	2,084
•2.913% 7/1/45	12,934	13,324
•3.18% 4/1/44	34,487	35,893

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•3.26% 3/1/44	37,168	$38,827
•3.288% 9/1/43	25,874	27,050
Fannie Mae S.F. 15 yr
2.50% 2/1/28	82,744	85,141
3.00% 5/1/28	6,134	6,408
3.50% 7/1/26	19,008	20,157
4.00% 5/1/25	12,401	13,199
4.00% 11/1/25	88,233	93,945
4.00% 12/1/26	20,138	21,392
4.00% 1/1/27	131,027	139,468
4.00% 5/1/27	44,890	47,781
4.00% 8/1/27	24,811	26,412
4.50% 4/1/18	1,661	1,722
4.50% 5/1/20	512	533
4.50% 8/1/20	459	477
4.50% 10/1/20	661	690
4.50% 9/1/24	1,179	1,263
4.50% 12/1/24	1,477	1,585
4.50% 4/1/25	10,178	10,933
5.00% 12/1/20	2,116	2,250
5.00% 6/1/23	4,264	4,579
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,147	3,266
3.00% 8/1/33	12,476	12,963
3.50% 4/1/33	3,741	3,961
3.50% 9/1/33	18,017	19,088
4.00% 1/1/31	5,515	5,945
4.00% 2/1/31	16,725	18,028
5.00% 11/1/23	1,373	1,511
5.00% 2/1/30	9,231	10,167
6.00% 9/1/29	12,648	14,255
Fannie Mae S.F. 30 yr
3.00% 7/1/42	23,448	23,858
3.00% 10/1/42	380,001	386,475
3.00% 12/1/42	60,030	61,058
3.00% 1/1/43	139,472	141,809
3.00% 2/1/43	12,709	12,922
3.00% 4/1/43	94,644	96,219
3.00% 5/1/43	81,526	82,876
4.00% 8/1/43	10,484	11,252
4.50% 7/1/36	8,066	8,775
4.50% 11/1/40	18,792	20,423
4.50% 3/1/41	38,530	41,869
4.50% 4/1/41	49,059	53,323
4.50% 7/1/41	14,166	15,385
4.50% 10/1/41	23,752	25,817
4.50% 1/1/42	461,185	500,994
4.50% 9/1/42	295,530	321,329
4.50% 6/1/44	32,888	35,755
4.50% 10/1/44	140,217	152,428
4.50% 2/1/45	317,034	344,130

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 2/1/35	30,401	$33,654
5.00% 4/1/35	7,060	7,793
5.00% 10/1/35	20,984	23,123
5.00% 11/1/35	10,542	11,620
5.00% 4/1/37	6,048	6,669
5.00% 8/1/37	15,550	17,164
5.00% 2/1/38	5,775	6,362
5.50% 12/1/32	1,159	1,305
5.50% 2/1/33	15,513	17,381
5.50% 11/1/34	6,442	7,255
5.50% 12/1/34	28,063	31,578
5.50% 3/1/35	3,033	3,399
5.50% 5/1/35	10,273	11,566
5.50% 6/1/35	4,219	4,710
5.50% 1/1/36	25,210	28,407
5.50% 4/1/36	15,351	17,241
5.50% 5/1/36	2,840	3,190
5.50% 7/1/36	1,737	1,956
5.50% 9/1/36	34,218	38,508
5.50% 11/1/36	4,911	5,503
5.50% 1/1/37	20,610	23,116
5.50% 4/1/37	69,834	78,745
5.50% 8/1/37	6,634	7,455
5.50% 1/1/38	601	672
5.50% 2/1/38	17,119	19,246
5.50% 3/1/38	11,344	12,753
5.50% 4/1/38	25,125	28,024
5.50% 6/1/38	44,562	49,902
5.50% 9/1/38	44,693	50,252
5.50% 12/1/38	24,488	27,585
5.50% 1/1/39	19,584	21,899
5.50% 2/1/39	70,318	79,153
5.50% 10/1/39	53,323	59,496
5.50% 7/1/40	39,827	44,852
5.50% 9/1/41	192,188	214,938
6.00% 5/1/36	21,625	24,442
6.00% 6/1/36	2,188	2,474
6.00% 7/1/36	2,988	3,366
6.00% 12/1/36	2,250	2,554
6.00% 2/1/37	7,259	8,207
6.00% 5/1/37	17,350	19,586
6.00% 6/1/37	1,266	1,438
6.00% 7/1/37	1,370	1,555
6.00% 8/1/37	15,330	17,314
6.00% 9/1/37	2,293	2,591
6.00% 11/1/37	2,934	3,307
6.00% 5/1/38	29,352	33,156
6.00% 7/1/38	802	904
6.00% 9/1/38	81,489	92,298
6.00% 10/1/38	25,751	29,086
6.00% 11/1/38	5,556	6,321
6.00% 1/1/39	10,971	12,408

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/39	92,879	$104,933
6.00% 3/1/40	9,742	11,026
6.00% 7/1/40	37,003	41,732
6.00% 9/1/40	8,930	10,097
6.00% 11/1/40	3,411	3,886
6.00% 5/1/41	88,805	100,459
6.50% 3/1/40	64,247	74,263
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/45	2,617,000	2,646,704
Freddie Mac ARM
•2.342% 12/1/33	11,820	12,602
•2.515% 1/1/44	73,029	75,229
•2.727% 6/1/37	4,967	5,324
•2.958% 10/1/45	27,000	27,799
Freddie Mac S.F. 15 yr
3.50% 11/1/25	4,962	5,247
3.50% 6/1/26	5,228	5,528
3.50% 1/1/27	5,958	6,300
4.00% 5/1/25	3,315	3,549
4.50% 5/1/20	4,045	4,203
4.50% 7/1/25	3,632	3,874
4.50% 6/1/26	9,341	9,964
4.50% 9/1/26	14,146	15,107
5.50% 5/1/20	116,247	124,269
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,257	14,794
3.50% 1/1/34	27,265	28,797
Freddie Mac S.F. 30 yr
3.00% 10/1/42	26,431	26,832
3.00% 11/1/42	23,960	24,355
4.50% 6/1/39	3,778	4,104
4.50% 10/1/39	9,974	10,814
4.50% 4/1/41	70,089	76,066
5.50% 3/1/34	2,530	2,821
5.50% 12/1/34	2,227	2,485
5.50% 6/1/36	1,493	1,653
5.50% 11/1/36	1,871	2,070
5.50% 12/1/36	702	778
5.50% 9/1/37	3,063	3,392
5.50% 4/1/38	10,874	12,042
5.50% 6/1/38	1,073	1,188
5.50% 7/1/38	10,992	12,168
5.50% 6/1/39	11,378	12,597
5.50% 3/1/40	9,217	10,207
5.50% 8/1/40	5,529	6,125
5.50% 1/1/41	5,203	5,762
5.50% 6/1/41	61,664	68,270
6.00% 2/1/36	5,107	5,818
6.00% 1/1/38	3,152	3,554
6.00% 6/1/38	8,709	9,800
6.00% 8/1/38	11,509	13,122

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 5/1/40	17,511	$19,904
6.00% 7/1/40	18,201	20,439
6.50% 4/1/39	12,782	14,613
GNMA I S.F. 30 yr 5.00% 6/15/40	4,978	5,529

Total Agency Mortgage-Backed Securities (Cost $7,914,296)		8,026,758

AGENCY OBLIGATION–0.01%
Tennessee Valley Authority 4.25% 9/15/65	30,000	30,243

Total Agency Obligation (Cost $29,194)		30,243

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.42%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	10,000	10,052
•Series 2007-4 AM 6.002% 2/10/51	40,000	42,633
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	26,382
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.289% 7/15/44	15,214	15,207
•Series 2005-CD1 C 5.289% 7/15/44	15,000	14,986
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	46,533	46,883
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	25,000	26,211
Series 2014-GC25 A4 3.635% 10/10/47	45,000	46,906
Series 2015-GC27 A5 3.137% 2/10/48	15,000	14,949
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,750
Series 2014-CR20 A4 3.59% 11/10/47	70,000	72,828
Series 2014-CR20 AM 3.938% 11/10/47	85,000	88,436
Series 2014-CR21 A3 3.528% 12/10/47	10,000	10,352
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	100,416

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	$25,889
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.735% 11/10/46	100,000	111,506
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	25,000	27,035
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	11,077
#•Series 2012-K18 B 144A 4.41% 1/25/45	20,000	21,420
#•Series 2012-K19 B 144A 4.175% 5/25/45	10,000	10,649
#•Series 2012-K22 B 144A 3.812% 8/25/45	35,000	35,767
#•Series 2012-K22 C 144A 3.812% 8/25/45	30,000	30,341
#•Series 2012-K707 B 144A 4.019% 1/25/47	15,000	15,501
#•Series 2012-K708 B 144A 3.886% 2/25/45	55,000	57,308
#•Series 2012-K708 C 144A 3.886% 2/25/45	10,000	10,226
#•Series 2013-K26 C 144A 3.723% 12/25/45	15,000	14,652
#•Series 2013-K30 C 144A 3.668% 6/25/45	30,000	29,561
#•Series 2013-K31 C 144A 3.74% 7/25/46	65,000	64,727
#•Series 2013-K33 B 144A 3.618% 8/25/46	30,000	30,187
#•Series 2013-K33 C 144A 3.618% 8/25/46	10,000	9,626
#•Series 2013-K712 144A 3.484% 5/25/45	70,000	71,937
#•Series 2013-K713 144A 3.274% 4/25/46	50,000	50,954
#•Series 2013-K713 C 144A 3.274% 4/25/46	55,000	54,796
#•Series 2014-K716 C 144A 4.085% 8/25/47	20,000	20,496
#•Series 2015-K47 B 144A 3.723% 6/25/48	10,000	9,387
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	700,000	731,571
GS Mortgage Securities Trust
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	109,737

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GC32 A4 3.764% 7/10/48	20,000	$21,029
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	100,294
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	98,711
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	22,621	22,620
•Series 2014-C22 B 4.713% 9/15/47	15,000	15,581
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	15,000	16,394
•Series 2005-LDP4 AJ 5.04% 10/15/42	71,102	71,083
•Series 2005-LDP5 D 5.563% 12/15/44	25,000	24,943
Series 2006-LDP8 AM 5.44% 5/15/45	89,000	91,433
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	2,805	2,831
•Series 2006-C6 AJ 5.452% 9/15/39	35,000	36,138
Series 2006-C6 AM 5.413% 9/15/39	45,000	46,536
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	10,000	10,320
Series 2015-C22 A3 3.046% 4/15/48	25,000	24,790
Series 2015-C23 A4 3.719% 7/15/50	80,000	83,594
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.397% 11/14/42	50,000	49,962
•Series 2006-T21 AM 5.204% 10/12/52	35,000	35,142
•Series 2006-T23 A4 6.017% 8/12/41	26,266	26,784
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A3 2.918% 10/15/45	25,000	25,440

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-NXS3 A4 3.617% 9/15/57	30,000	$31,137
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	10,000	10,646

Total Commercial Mortgage-Backed Securities (Cost $2,937,302)		2,947,749

CONVERTIBLE BONDS–0.29%
@Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	33,000	33,371
@American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	27,000	24,992
BGC Partners 4.50% exercise price $9.84, expiration date 7/15/16	11,000	11,399
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	20,000	26,975
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	33,000	34,671
#Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18	13,000	12,261
Cemex 3.72% exercise price $11.90, expiration date 3/15/20	16,000	14,600
@Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	18,000	15,817
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	11,000	7,865
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	12,000	10,380
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	13,000	16,323
@GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 12/1/18	9,000	8,522
@fGeneral Cable 4.50% exercise price $33.77, expiration date 11/15/29	14,000	8,479

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Gilead Sciences 1.625% exercise price $22.53, expiration date 4/29/16	5,000	$21,444
Healthsouth 2.00% exercise price $38.30, expiration date 11/30/43	17,000	19,295
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	6,000	4,927
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	13,000	17,566
Huron Consulting Group 1.25% exercise price $79.89, expiration date 9/27/19	20,000	20,863
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	5,000	10,494
#inContact 2.50% exercise price $14.23, expiration date 4/1/22	20,000	16,687
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	13,000	15,486
Jefferies Group 3.875% exercise price $44.69, expiration date 10/31/29	46,000	46,920
#Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43	20,000	18,000
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	23,000	22,842
Novellus Systems 2.625% exercise price $34.51, expiration date 5/14/41	13,000	25,521
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	23,000	29,109
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	8,000	8,875
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	4,000	5,483
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	9,000	8,814
SanDisk 1.50% exercise price $50.68, expiration date 8/11/17	3,000	3,739
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	10,000	8,956

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
@Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	28,000	$25,603
#SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25	14,000	7,184
@Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	3,000	2,273
@TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	17,000	16,703
•Vector Group 1.75% exercise price $24.64, expiration date 4/15/20	11,000	12,334
•Vector Group 2.50% exercise price $15.98, expiration date 1/14/19	7,000	10,567

Total Convertible Bonds (Cost $610,000)		605,340

CORPORATE BONDS–7.96%
Aerospace & Defense–0.08%
#DigitalGlobe 144A 5.25% 2/1/21	80,000	76,200
Embraer Netherlands Finance 5.05% 6/15/25	40,000	37,110
TransDigm
6.00% 7/15/22	30,000	28,125
6.50% 7/15/24	25,000	23,621

		165,056

Air Freight & Logistics–0.06%
Aviation Capital Group
#144A 4.875% 10/1/25	20,000	19,925
#144A 6.75% 4/6/21	40,000	44,950
United Parcel Service 5.125% 4/1/19	45,000	50,436

		115,311

Airlines–0.07%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	25,000	24,281
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	24,267	24,116
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	25,000	24,544
¿American Airlines 2015-2 Class AA Pass-Through Trust 3.60% 9/22/27	15,000	15,055

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		20,000	$20,475
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26		45,000	45,169

			153,640

Auto Components–0.05%
American Axle & Manufacturing 6.25% 3/15/21		35,000	35,044
Lear 5.25% 1/15/25		70,000	68,950

			103,994

Automobiles–0.09%
Daimler 2.75% 12/10/18	NOK	320,000	38,776
Ford Motor 7.45% 7/16/31		51,000	63,511
#Hyundai Capital America 144A 2.55% 2/6/19		50,000	50,302
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	31,810

			184,399

Banks–0.63%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,538
Bank of America 3.95% 4/21/25		130,000	126,717
#BBVA Bancomer 144A 7.25% 4/22/20		100,000	108,900
City National 5.25% 9/15/20		45,000	51,352
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.25% 1/13/22	AUD	12,000	8,762
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,187
JPMorgan Chase
•0.924% 1/28/19		26,000	25,918
4.25% 10/1/27		65,000	64,885
KeyBank 5.45% 3/3/16		250,000	254,689
•National City Bank 0.702% 6/7/17		335,000	333,239
•@USB Capital IX 3.50% 10/29/49		275,000	224,125
Wells Fargo 4.30% 7/22/27		60,000	61,233
Zions Bancorp 4.50% 6/13/23		20,000	20,800

			1,320,345

Biotechnology–0.11%
#Baxalta 144A 4.00% 6/23/25		40,000	40,142
Biogen
2.90% 9/15/20		5,000	5,056
4.05% 9/15/25		10,000	10,122
5.20% 9/15/45		25,000	25,321

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Celgene
4.625% 5/15/44		10,000	$9,524
5.00% 8/15/45		15,000	14,936
Immucor 11.125% 8/15/19		115,000	119,025

			224,126

Building Products–0.02%
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,214
Masco 4.45% 4/1/25		25,000	25,375

			50,589

Capital Markets–0.14%
Affiliated Managers Group 3.50% 8/1/25		40,000	38,563
Bank of New York Mellon 2.15% 2/24/20		10,000	10,015
Goldman Sachs Group 5.20% 12/17/19	NZD	33,000	22,094
Jefferies Group
5.125% 1/20/23		20,000	20,070
6.45% 6/8/27		25,000	26,044
6.50% 1/20/43		15,000	14,285
Lazard Group 6.85% 6/15/17		28,000	30,268
Morgan Stanley
4.35% 9/8/26		5,000	5,037
5.00% 9/30/21	AUD	14,000	10,401
State Street
2.55% 8/18/20		45,000	45,626
3.10% 5/15/23		25,000	24,646
3.55% 8/18/25		45,000	45,968

			293,017

Chemicals–0.33%
CF Industries
6.875% 5/1/18		95,000	105,979
7.125% 5/1/20		50,000	58,835
Chemours
#144A 6.625% 5/15/23		5,000	3,375
#144A 7.00% 5/15/25		20,000	13,200
Dow Chemical 8.55% 5/15/19		223,000	269,792
#Grace (W.R.) 144A 5.125% 10/1/21		10,000	9,900
LyondellBasell Industries 4.625% 2/26/55		50,000	42,579
Methanex 4.25% 12/1/24		55,000	53,055
PolyOne 5.25% 3/15/23		25,000	23,763
PPG Industries 2.30% 11/15/19		35,000	35,321
Rockwood Specialties Group 4.625% 10/15/20		30,000	31,060
Tronox Finance 6.375% 8/15/20		30,000	19,200

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Tronox Finance (continued)
#144A 7.50% 3/15/22	40,000	$25,400

		691,459

Commercial Services & Supplies–0.11%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18	200,000	176,040
#Prestige Brands 144A 5.375% 12/15/21	55,000	53,900

		229,940

Communications Equipment–0.13%
Cisco Systems 1.65% 6/15/18	55,000	55,422
Motorola Solutions 4.00% 9/1/24	40,000	36,162
QUALCOMM
3.00% 5/20/22	150,000	148,036
3.45% 5/20/25	35,000	33,090

		272,710

Construction & Engineering–0.03%
AECOM
#144A 5.75% 10/15/22	5,000	5,041
#144A 5.875% 10/15/24	59,000	59,590

		64,631

Construction Materials–0.05%
MUFG Americas Holdings
2.25% 2/10/20	30,000	29,931
3.00% 2/10/25	70,000	67,043

		96,974

Consumer Finance–0.12%
General Motors Financial
3.45% 4/10/22	80,000	77,062
4.00% 1/15/25	55,000	52,184
4.375% 9/25/21	35,000	35,781
SunTrust Banks 2.35% 11/1/18	60,000	60,713
Toyota Motor Credit 2.80% 7/13/22	20,000	20,139

		245,879

Containers & Packaging–0.06%
Ball 5.25% 7/1/25	30,000	29,681
#BWAY Holding 144A 9.125% 8/15/21	50,000	48,500
Novelis 8.75% 12/15/20	15,000	14,515
#Owens-Brockway Glass Container 144A 5.875% 8/15/23	10,000	10,081
#Plastipak Holdings 144A 6.50% 10/1/21	30,000	28,800

		131,577

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.30%
General Electric Capital
2.10% 12/11/19		70,000	$69,934
4.25% 1/17/18	NZD	50,000	32,664
5.55% 5/4/20		30,000	34,670
6.00% 8/7/19		56,000	64,801
•7.125% 12/15/49		100,000	115,625
National Rural Utilities Cooperative Finance
2.85% 1/27/25		115,000	111,593
•4.75% 4/30/43		60,000	59,640
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,905
•Voya Financial 5.65% 5/15/53		35,000	35,455

			625,287

Diversified Telecommunication Services–0.33%
AT&T
3.40% 5/15/25		50,000	47,821
4.50% 5/15/35		30,000	27,531
4.75% 5/15/46		70,000	64,388
Bell Canada 3.35% 3/22/23	CAD	19,000	14,447
CenturyLink
5.80% 3/15/22		45,000	38,644
6.75% 12/1/23		45,000	39,544
#Frontier Communications 144A 8.875% 9/15/20		80,000	78,600
Hughes Satellite Systems 7.625% 6/15/21		15,000	16,125
@Intelsat Luxembourg 8.125% 6/1/23		115,000	75,325
#Level 3 Financing 144A 5.375% 5/1/25		25,000	23,828
SBA Tower Trust
#144A 2.24% 4/16/18		40,000	39,800
#144A 2.898% 10/15/19		25,000	25,080
Telefonica Emisiones 6.421% 6/20/16		75,000	77,681
Verizon Communications
4.40% 11/1/34		35,000	32,668
4.862% 8/21/46		85,000	80,014

			681,496

Electric Utilities–0.85%
#AES Gener 144A 5.25% 8/15/21		50,000	52,482
Appalachian Power
3.40% 6/1/25		100,000	99,206
4.45% 6/1/45		25,000	24,367
Berkshire Hathaway Energy 3.75% 11/15/23		110,000	113,531
Cleveland Electric Illuminating 5.50% 8/15/24		5,000	5,709
@ComEd Financing III 6.35% 3/15/33		60,000	63,190

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Dominion Gas Holdings
3.60% 12/15/24	45,000	$44,856
4.60% 12/15/44	60,000	57,238
#•Electricite de France 144A 5.25% 12/29/49	100,000	96,625
Entergy 4.00% 7/15/22	115,000	118,931
Entergy Arkansas 3.70% 6/1/24	20,000	20,578
Exelon
3.95% 6/15/25	40,000	40,452
5.10% 6/15/45	35,000	35,874
Great Plains Energy 4.85% 6/1/21	25,000	27,455
Indiana Michigan Power 3.20% 3/15/23	15,000	15,041
Interstate Power & Light 3.40% 8/15/25	35,000	35,650
IPALCO Enterprises 5.00% 5/1/18	45,000	47,363
ITC Holdings 3.65% 6/15/24	25,000	25,122
Kansas City Power & Light 3.65% 8/15/25	65,000	66,493
LG&E & KU Energy 4.375% 10/1/21	115,000	125,622
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	30,628
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	64,869
3.625% 6/15/23	25,000	25,281
NV Energy 6.25% 11/15/20	45,000	52,518
Pennsylvania Electric 5.20% 4/1/20	55,000	59,988
Southern 2.75% 6/15/20	190,000	189,623
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	45,000	45,293
Xcel Energy 3.30% 6/1/25	185,000	183,766

		1,767,751

Electronic Equipment, Instruments & Components–0.06%
#Flextronics International 144A 4.75% 6/15/25	55,000	53,417
Molex Electronic Technologies
#144A 2.878% 4/15/20	40,000	39,604
#144A 3.90% 4/15/25	35,000	34,174

		127,195

Energy Equipment & Services–0.07%
Bristow Group 6.25% 10/15/22	20,000	17,300
Ensco 4.70% 3/15/21	135,000	113,814
Weatherford International Bermuda 4.50% 4/15/22	25,000	20,247

		151,361

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–0.04%
Sysco
2.60% 10/1/20	35,000	$35,054
3.75% 10/1/25	40,000	40,470

		75,524

Food Products–0.06%
Campbell Soup 3.30% 3/19/25	55,000	54,454
#JBS USA Finance 144A 5.75% 6/15/25	70,000	64,750

		119,204

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	40,000	41,200

		41,200

Health Care Equipment & Supplies–0.17%
Becton Dickinson 6.375% 8/1/19	75,000	85,807
Boston Scientific
2.65% 10/1/18	5,000	5,065
6.00% 1/15/20	80,000	89,805
Kinetic Concepts 10.50% 11/1/18	35,000	36,724
Mallinckrodt International Finance
#144A 4.875% 4/15/20	20,000	19,175
#144A 5.50% 4/15/25	55,000	49,225
St. Jude Medical
2.80% 9/15/20	25,000	25,162
3.875% 9/15/25	40,000	40,620

		351,583

Health Care Providers & Services–0.31%
Community Health Systems 6.875% 2/1/22	75,000	76,778
DaVita HealthCare Partners 5.00% 5/1/25	160,000	154,000
Express Scripts Holding
2.25% 6/15/19	40,000	39,909
3.50% 6/15/24	20,000	19,719
HCA 5.375% 2/1/25	145,000	143,913
HealthSouth
5.125% 3/15/23	10,000	9,663
5.75% 11/1/24	10,000	9,900
#144A 5.75% 9/15/25	5,000	4,863
Highmark
#144A 4.75% 5/15/21	40,000	41,602
#144A 6.125% 5/15/41	20,000	20,293
IASIS Healthcare 8.375% 5/15/19	95,000	97,969
Tenet Healthcare 4.50% 4/1/21	35,000	34,606

		653,215

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.09%
Caesars Growth Properties Holdings 9.375% 5/1/22	35,000	$27,563
Marriott International 3.375% 10/15/20	40,000	41,510
MGM Resorts International 6.00% 3/15/23	51,000	49,661
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	35,000	34,357
@4.50% 10/1/34	5,000	4,425
#Wynn Las Vegas 144A 5.50% 3/1/25	35,000	30,144

		187,660

Household Durables–0.03%
Harman International Industries 4.15% 5/15/25	55,000	54,804

		54,804

Independent Power & Renewable Electricity Producers–0.05%
Calpine 5.375% 1/15/23	30,000	28,125
Dynegy 7.625% 11/1/24	75,000	76,125

		104,250

Industrial Conglomerates–0.02%
#Gates Global 144A 6.00% 7/15/22	50,000	40,500

		40,500

Insurance–0.31%
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	57,150
#HUB International 144A 7.875% 10/1/21	50,000	47,875
MetLife
•5.25% 12/29/49	115,000	114,137
6.817% 8/15/18	85,000	96,870
Prudential Financial
•5.375% 5/15/45	35,000	34,781
•5.625% 6/15/43	20,000	20,690
•5.875% 9/15/42	55,000	58,437
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,520
#144A 4.125% 11/1/24	80,000	81,703
#USI 144A 7.75% 1/15/21	10,000	9,825
XLIT
4.45% 3/31/25	50,000	50,132
5.50% 3/31/45	25,000	23,613
•6.50% 12/29/49	30,000	23,895

		654,628

Internet & Catalog Retail–0.03%
#Netflix 144A 5.875% 2/15/25	65,000	67,113

		67,113

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.11%
Baidu 2.75% 6/9/19	200,000	$198,844
#Zayo Group 144A 6.00% 4/1/23	35,000	34,038

		232,882

IT Services–0.03%
First Data 11.25% 1/15/21	49,000	53,655
Xerox 6.35% 5/15/18	5,000	5,523

		59,178

Machinery–0.09%
Crane
2.75% 12/15/18	10,000	10,097
4.45% 12/15/23	60,000	62,970
Meritor 6.75% 6/15/21	25,000	25,250
#Milacron 144A 7.75% 2/15/21	30,000	30,750
Parker Hannifin 3.30% 11/21/24	5,000	5,110
@Trinity Industries 4.55% 10/1/24	50,000	47,317

		181,494

Media–0.37%
CBS 4.00% 1/15/26	25,000	24,646
CC Holdings GS V 3.849% 4/15/23	15,000	14,972
#CCO Holdings 144A 5.125% 5/1/23	50,000	46,220
#CCO Safari II 144A 4.908% 7/23/25	95,000	94,690
CSC Holdings 5.25% 6/1/24	105,000	83,081
DISH DBS 5.00% 3/15/23	25,000	21,000
Gray Television 7.50% 10/1/20	80,000	82,300
Scripps Networks Interactive 3.95% 6/15/25	30,000	29,097
#SES 144A 3.60% 4/4/23	75,000	75,879
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	110,000	108,928
#Sirius XM Radio 144A 5.375% 4/15/25	75,000	71,813
Time Warner 4.85% 7/15/45	25,000	24,631
Time Warner Cable 5.50% 9/1/41	30,000	26,956
#Tribune Media 144A 5.875% 7/15/22	55,000	53,487
WPP Finance 2010 5.625% 11/15/43	15,000	15,777

		773,477

Metals & Mining–0.15%
ArcelorMittal 10.60% 6/1/19	145,000	157,144
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	93,750
Joseph T Ryerson & Son
9.00% 10/15/17	25,000	22,375
@11.25% 10/15/18	6,000	5,475

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Lundin Mining 144A 7.50% 11/1/20	25,000	$24,250

		302,994

Multiline Retail–0.02%
Kohl’s 4.25% 7/17/25	45,000	45,166

		45,166

Multi-Utilities–0.33%
Ameren Illinois 9.75% 11/15/18	263,000	325,089
American Water Capital
3.40% 3/1/25	10,000	10,145
4.30% 9/1/45	10,000	10,104
CMS Energy 6.25% 2/1/20	60,000	69,269
Dominion Resources 1.90% 6/15/18	75,000	74,977
#DTE Energy 144A 3.30% 6/15/22	45,000	46,115
•@Integrys Energy Group 6.11% 12/1/66	85,000	72,056
Puget Energy 6.00% 9/1/21	35,000	40,297
WEC Energy Group 3.55% 6/15/25	40,000	40,708

		688,760

Oil, Gas & Consumable Fuels–0.83%
Chaparral Energy 7.625% 11/15/22	10,000	3,000
Chesapeake Energy 4.875% 4/15/22	55,000	36,163
Continental Resources 4.50% 4/15/23	90,000	78,274
Ecopetrol 5.375% 6/26/26	30,000	26,213
•Enbridge Energy Partners 8.05% 10/1/37	125,000	120,625
Energy Transfer Partners 9.70% 3/15/19	65,000	77,606
EnLink Midstream Partners 4.15% 6/1/25	35,000	32,168
•Enterprise Products Operating 7.034% 1/15/68	130,000	137,475
Freeport-McMoran Oil & Gas 6.50% 11/15/20	23,000	20,801
#Gulfstream Natural Gas System 144A 4.60% 9/15/25	30,000	30,251
Kinder Morgan Energy Partners 9.00% 2/1/19	115,000	135,935
Laredo Petroleum 7.375% 5/1/22	50,000	48,625
Marathon Oil 3.85% 6/1/25	65,000	57,657
Murphy Oil USA 6.00% 8/15/23	60,000	61,650
Newfield Exploration
5.375% 1/1/26	50,000	46,000
5.625% 7/1/24	45,000	42,750

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy 5.05% 11/15/44	35,000	$30,417
Noble Holding International 4.00% 3/16/18	5,000	4,739
Oasis Petroleum 6.875% 3/15/22	45,000	35,879
PDC Energy 7.75% 10/15/22	15,000	15,000
Petrobras Global Finance 4.875% 3/17/20	18,000	13,095
Petroleos Mexicanos 6.50% 6/2/41	25,000	23,120
Plains All American Pipeline 8.75% 5/1/19	120,000	143,250
Pride International 6.875% 8/15/20	75,000	71,436
Regency Energy Partners 5.875% 3/1/22	60,000	61,565
Sunoco Logistics Partners Operations 3.45% 1/15/23	30,000	26,121
Talisman Energy 5.50% 5/15/42	65,000	50,366
Williams Partners
4.00% 9/15/25	10,000	8,678
7.25% 2/1/17	95,000	101,116
#Woodside Finance 144A 8.75% 3/1/19	105,000	124,174
YPF
#144A 8.75% 4/4/24	35,000	31,108
#144A 8.875% 12/19/18	25,000	24,250

		1,719,507

Paper & Forest Products–0.16%
Georgia-Pacific 8.00% 1/15/24	125,000	162,260
International Paper
3.80% 1/15/26	145,000	143,161
5.00% 9/15/35	30,000	29,506

		334,927

Pharmaceuticals–0.05%
Actavis Funding 3.80% 3/15/25	15,000	14,519
#EMD Finance 144A 2.95% 3/19/22	25,000	24,739
Omnicare 5.00% 12/1/24	25,000	27,250
#Valeant Pharmaceuticals International 144A 5.875% 5/15/23	45,000	43,116

		109,624

Real Estate Investment Trusts–0.33%
American Tower
2.80% 6/1/20	10,000	9,990
4.00% 6/1/25	15,000	14,665
#American Tower Trust I 144A 3.07% 3/15/23	55,000	54,500
Carey (W.P.) 4.60% 4/1/24	35,000	35,753

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
CBL & Associates
4.60% 10/15/24	50,000	$48,971
5.25% 12/1/23	10,000	10,434
Corporate Office Properties
3.60% 5/15/23	40,000	37,591
5.25% 2/15/24	40,000	41,348
DDR
7.50% 4/1/17	10,000	10,826
7.875% 9/1/20	85,000	103,943
Education Realty Operating Partnership 4.60% 12/1/24	45,000	45,304
Equinix 5.375% 4/1/23	57,000	56,037
Excel Trust 4.625% 5/15/24	25,000	24,773
GEO Group
5.125% 4/1/23	30,000	29,850
5.875% 10/15/24	35,000	35,525
Hospitality Properties Trust 4.50% 3/15/25	45,000	44,177
Host Hotels & Resorts 3.75% 10/15/23	10,000	9,805
#Omega Healthcare Investors 144A 5.25% 1/15/26	30,000	30,555
UDR 4.00% 10/1/25	15,000	15,261
Ventas Realty 4.125% 1/15/26	25,000	25,252

		684,560

Road & Rail–0.01%
Kansas City Southern de Mexico 3.00% 5/15/23	25,000	24,229

		24,229

Semiconductors & Semiconductor Equipment–0.06%
Micron Technology
#144A 5.25% 8/1/23	110,000	101,453
5.50% 2/1/25	30,000	27,600

		129,053

Software–0.09%
CDK Global 4.50% 10/15/24	30,000	30,268
Oracle
2.95% 5/15/25	85,000	82,971
3.25% 5/15/30	45,000	42,390
4.30% 7/8/34	20,000	20,090

		175,719

Specialty Retail–0.15%
AutoNation
3.35% 1/15/21	10,000	10,119
4.50% 10/1/25	20,000	20,424
Lowe’s 3.375% 9/15/25	35,000	35,406
QVC
4.375% 3/15/23	85,000	82,755
5.45% 8/15/34	55,000	49,280

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Signet UK Finance 4.70% 6/15/24	115,000	$116,339

		314,323

Technology Hardware, Storage & Peripherals–0.11%
Apple 3.45% 2/9/45	60,000	50,927
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	30,000	29,962
#144A 3.60% 10/15/20	25,000	24,993
#144A 4.90% 10/15/25	30,000	29,917
Seagate HDD Cayman
4.75% 1/1/25	80,000	76,938
#144A 4.875% 6/1/27	15,000	13,983

		226,720

Textiles, Apparel & Luxury Goods–0.02%
#INVISTA Finance 144A 4.25% 10/15/19	50,000	48,500

		48,500

Tobacco–0.04%
Reynolds American
2.30% 6/12/18	45,000	45,514
4.00% 6/12/22	5,000	5,232
5.85% 8/15/45	25,000	27,917

		78,663

Trading Companies & Distributors–0.03%
HD Supply 7.50% 7/15/20	15,000	15,675
United Rentals North America 5.50% 7/15/25	56,000	52,570

		68,245

Wireless Telecommunication Services–0.16%
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	227,510
Sprint 7.125% 6/15/24	75,000	57,907
T-Mobile USA 6.125% 1/15/22	50,000	48,375

		333,792

Total Corporate Bonds (Cost $16,834,729)		16,578,231

MUNICIPAL BONDS–0.25%
Chicago, Illinois Series B 7.75% 1/1/42	55,000	55,126
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	25,000	28,375
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	16,487
5.75% 6/1/47	25,000	22,311

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	75,000	$83,238
5.00% 6/1/45	25,000	27,553
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	25,000	25,173
New York City, New York Series I 5.00% 8/1/22	20,000	23,949
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	35,000	39,211
New York State Thruway Authority Series A 5.00% 5/1/19	25,000	28,218
State of California 5.00% 3/1/45	45,000	50,985
State of Maryland Local Facilities Series A 5.00% 8/1/21	25,000	29,907
State of Texas Transportation Commission Series A 5.00% 10/1/44	65,000	74,023
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	20,000	24,239

Total Municipal Bonds (Cost $520,586)		528,795

NON-AGENCY ASSET-BACKED SECURITIES–1.20%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	87,013	91,320
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	100,195
Series 2014-4 A2 1.43% 6/17/19	70,000	70,124
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.447% 5/15/20	135,000	134,790
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	100,000	102,247
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	100,369
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	101,466
BA Credit Card Trust
•Series 2014-A2 A 0.477% 9/16/19	30,000	29,983
•Series 2014-A3 A 0.497% 1/15/20	35,000	34,980
•Series 2015-A1 A 0.537% 6/15/20	135,000	134,795

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	$100,429
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.247% 7/15/20	100,000	99,391
Chase Issuance Trust
•Series 2014-A5 A5 0.577% 4/15/21	100,000	100,057
Series 2015-A4 A 1.84% 4/15/22	100,000	99,920
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.445% 11/23/18	105,000	104,922
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	100,000	99,987
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	29,984
#Ford Credit Auto Owner Trust Series 2014-2 A 144A 2.31% 4/15/26	100,000	101,425
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.666% 10/20/19	50,000	49,742
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	49,000	48,732
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	100,000	100,313
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	100,148
#•PFS Financing Series 2015-AA A 144A 0.827% 4/15/20	100,000	99,437
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	100,000	99,925
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,047
Series 2015-2 A 1.60% 4/15/21	100,000	100,358
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	100,000	99,624
#Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45	70,000	70,344

Total Non-Agency Asset-Backed Securities (Cost $2,503,631)		2,505,054

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.17%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		2,776	$2,850
Series 2005-6 7A1 5.50% 7/25/20		2,348	2,289
•ChaseFlex Trust Series 2006-1 A4 4.798% 6/25/36		100,000	85,703
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		25,004	25,049
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36		28,001	28,883
•Series 2007-A1 7A4 2.635% 7/25/35		15,153	13,376
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.69% 9/25/43		95,567	95,128
#•Series 2014-2 A4 144A 3.50% 7/25/44		67,875	68,970
#•Series 2015-1 B2 144A 3.899% 1/25/45		14,780	14,980
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		14,747	15,053

Total Non-Agency Collateralized Mortgage Obligations (Cost $320,942)			352,281

ΔREGIONAL BONDS–0.06%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	66,700	51,004
Queensland Treasury #144A 4.75% 7/21/25	AUD	14,000	11,139

			62,143

Canada–0.03%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	9,223
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	50,590

			59,813

Total Regional Bonds (Cost $140,790)			121,956

«SENIOR SECURED LOANS–1.99%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		104,650	104,854
Aramark Tranche E 3.25% 9/7/19		67,900	67,850
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		361,033	358,145

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	44,438	$39,216
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	107,179	104,768
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	44,888	42,306
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18	24,187	24,194
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	31,371	31,359
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	57,721	57,797
Emdeon 1st Lien 3.75% 11/2/18	72,128	71,857
Energy Transfer Equity 1st Lien 3.25% 12/2/19	235,000	227,488
FCA US Tranche B 1st Lien 3.50% 5/24/17	9,746	9,715
First Data Tranche B 1st Lien 4.196% 3/24/21	225,450	225,449
Gardner Denver 1st Lien 4.25% 7/30/20	188,557	178,239
HCA Tranche B5 1st Lien 2.944% 3/31/17	115,640	115,667
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	207,600	207,405
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	188,575	182,800
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	62,734	62,859
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19	120,000	99,844
Immucor Tranche B2 5.00% 8/19/18	77,497	77,158
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	134,296	130,905
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21	24,688	24,333
Landry’s Tranche B 4.00% 4/24/18	38,510	38,587
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	75,000	74,878
MPH Acquisition Tranche B 3.75% 3/31/21	208,878	206,658
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	69,646	68,297
Novelis Tranche B 1st Lien 4.00% 6/2/22	181,545	178,984
Numericable 4.50% 5/21/20	85,141	84,840
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	73,659	73,398

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Panda Liberty Tranche B 7.50% 8/21/20		3,000	$2,880
@Republic of Angola (Unsecured) 6.25% 12/16/23		92,000	81,880
Scientific Games International 1st Lien 6.00% 10/18/20		68,775	68,001
@Sensus 2nd Lien 8.50% 5/9/18		80,000	79,600
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19		23,097	23,068
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		184,245	183,324
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		53,496	53,117
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		245,734	242,509
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		252,002	249,975

Total Senior Secured Loans (Cost $4,207,337)			4,154,204

ΔSOVEREIGN BONDS–0.49%
Australia–0.02%
Australia Government Bond
3.25% 4/21/25	AUD	27,000	19,969
3.75% 4/21/37	AUD	35,000	26,564

			46,533

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	8,402

			8,402

Dominican Republic–0.05%
#Dominican Republic International Bond 144A 5.50% 1/27/25		100,000	97,000

			97,000

Germany–0.01%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	13,000	14,488

			14,488

Hungary–0.00%
Hungary Government International Bond 5.375% 3/25/24		10,000	10,875

			10,875

Indonesia–0.08%
#Indonesia Government International Bond 144A 4.625% 4/15/43		200,000	167,974

			167,974

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy–0.07%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	124,000	$139,742

			139,742

Japan–0.01%
Japan Government Forty Year Bond 1.40% 3/20/55	JPY	2,350,000	18,950

			18,950

Mexico–0.04%
Mexican Bonos
7.50% 6/3/27	MXN	589,000	38,067
10.00% 12/5/24	MXN	734,000	55,369

			93,436

Norway–0.01%
Kommunalbanken 5.00% 3/28/19	NZD	24,000	16,283
#Norway Government Bond 144A 2.00% 5/24/23	NOK	113,000	13,977

			30,260

Peru–0.02%
Peruvian Government International Bond 4.125% 8/25/27		34,000	33,490

			33,490

Poland–0.03%
Poland Government Bond 3.25% 7/25/25	PLN	207,000	56,436

			56,436

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		18,000	19,163

			19,163

Republic of Korea–0.03%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	77,394,169	63,881

			63,881

South Africa–0.03%
South Africa Government Bond 8.00% 1/31/30	ZAR	928,000	62,409

			62,409

Sweden–0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	150,000	19,297

			19,297

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
United Kingdom–0.07%
United Kingdom Gilt
3.25% 1/22/44	GBP	20,000	$35,024
3.50% 1/22/45	GBP	21,100	38,622
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	41,603	68,227

			141,873

Total Sovereign Bonds (Cost $1,100,112)			1,024,209

SUPRANATIONAL BANKS–0.05%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	300,000,000	18,474
Inter-American Development Bank 6.00% 9/5/17	INR	3,300,000	49,692
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	47,000	32,013
International Finance 3.625% 5/20/20	NZD	12,000	7,803

Total Supranational Banks (Cost $124,184)			107,982

U.S. TREASURY OBLIGATIONS–3.01%
U.S. Treasury Bond
3.00% 5/15/45		460,000	470,865
U.S. Treasury Notes
1.375% 8/31/20		5,000	5,007
1.375% 9/30/20		10,000	10,000
1.625% 7/31/20		3,635,000	3,679,892
2.00% 8/15/25		415,000	412,882
2.125% 5/15/25		1,675,000	1,685,403

Total U.S. Treasury Obligations (Cost $6,189,146)			6,264,049

		Number of Shares

MONEY MARKET FUND–2.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares		5,814,467	5,814,467

Total Money Market Fund (Cost $5,814,467)			5,814,467

TOTAL VALUE OF SECURITIES–100.91% (Cost $178,804,587)	210,251,618
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.91%)	(1,899,237)

NET ASSETS APPLICABLE TO 14,301,964 SHARES OUTSTANDING–100.00%	$208,352,381

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $7,814,463, which represents 3.75% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $10,593 foreign currencies pledged as collateral and $163,188 cash due to broker for futures contracts and $29,981 cash pledged as collateral for swaps as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $3,250,719, which represents 1.56% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $162,188, which represents 0.08% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2015.

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(105,731)	USD	74,926	10/16/15	$ 780
BAML	CAD	(110,467)	USD	82,989	10/16/15	214
BAML	EUR	1,001	USD	(1,121)	10/16/15	(2)
BAML	NZD	(125,479)	USD	79,509	10/16/15	(618)
BNP	AUD	15,240	USD	(10,800)	10/16/15	(113)
BNP	NOK	(427,313)	USD	51,018	10/16/15	838
BNYM	AUD	(6,284)	USD	4,387	10/1/15	(23)
BNYM	HKD	(56,082)	USD	7,236	10/2/15	—
BNYM	HKD	(86,819)	USD	11,201	10/2/15	—
BNYM	JPY	(9,340,953)	USD	77,673	10/1/15	(191)
DB	MXN	(354,393)	USD	21,010	10/16/15	94
HSBC	GBP	(32,798)	USD	50,375	10/16/15	762
JPMC	KRW	(73,705,250)	USD	62,182	10/16/15	35
JPMC	PLN	(82,145)	USD	21,756	10/16/15	150
JPMC	SEK	(161,965)	USD	19,085	10/16/15	(270)
TD	CAD	91,868	USD	(69,121)	10/16/15	(284)
TD	EUR	(35,706)	USD	40,221	10/16/15	314
TD	JPY	(2,453,198)	USD	20,255	10/16/15	(199)

						$1,487

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(19) E-mini S&P 500 Index	$(1,846,391)	$(1,813,265)	12/21/15	$33,126
11 Euro-Bund	1,887,381	1,919,794	12/8/15	32,412
32 U.S. Treasury 5 yr Notes	3,825,683	3,856,500	1/2/16	30,817
12 U.S. Treasury 10 yr Notes	1,534,112	1,544,813	12/22/15	10,701
4 U.S. Treasury Long Bonds	618,167	629,375	12/22/15	11,208

	$6,018,952			$118,264

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	CDX.EM.23	239,000	1.00%	6/20/20	$6,874
JPMC	ICE-CDX.NA.HY.24	227,700	5.00%	6/20/20	6,470
JPMC	People’s Republic of China	92,000	1.00%	9/20/20	743
MSC	ICE iTraxx EUR Crossover Series 24	EUR 155,000	5.00%	12/20/20	5,191

					$19,278

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

SPDR®–Standard & Poor’s Depository Receipts

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$2,871,584	$—	$—	$2,871,584
Air Freight & Logistics	277,217	—	—	277,217
Auto Components	1,025,395	—	—	1,025,395
Automobiles	218,070	—	—	218,070
Banks	5,826,236	—	—	5,826,236
Beverages	377,671	—	—	377,671
Biotechnology	4,840,217	—	—	4,840,217
Building Products	276,269	—	—	276,269
Capital Markets	2,238,277	—	—	2,238,277
Chemicals	1,684,595	—	—	1,684,595
Commercial Services & Supplies	1,386,647	—	—	1,386,647
Communications Equipment	3,064,755	—	—	3,064,755
Construction & Engineering	218,117	—	—	218,117
Consumer Finance	320,538	—	—	320,538
Containers & Packaging	192,797	—	—	192,797
Diversified Financial Services	1,050,170	—	—	1,050,170
Diversified Telecommunication Services	2,110,455	—	—	2,110,455
Electric Utilities	974,776	—	—	974,776
Electrical Equipment	133,380	—	—	133,380
Electronic Equipment, Instruments & Components	248,568	—	—	248,568
Energy Equipment & Services	1,067,517	—	—	1,067,517
Food & Staples Retailing	2,575,355	—	—	2,575,355
Food Products	2,520,208	—	—	2,520,208
Gas Utilities	45,197	—	—	45,197
Health Care Equipment & Supplies	1,075,786	—	—	1,075,786
Health Care Providers & Services	3,230,492	—	—	3,230,492
Hotels, Restaurants & Leisure	1,214,890	—	—	1,214,890
Household Durables	140,530	—	—	140,530
Household Products	554,004	—	—	554,004
Industrial Conglomerates	457,995	—	—	457,995
Insurance	2,680,099	—	—	2,680,099
Internet & Catalog Retail	1,662,720	—	—	1,662,720
Internet Software & Services	4,494,580	—	—	4,494,580
IT Services	5,232,510	—	—	5,232,510
Leisure Products	67,663	—	—	67,663
Life Sciences Tools & Services	301,420	—	—	301,420
Machinery	843,728	—	—	843,728
Media	1,282,940	—	—	1,282,940
Metals & Mining	276,288	—	—	276,288
Multiline Retail	361,403	—	—	361,403
Multi-Utilities	150,724	—	—	150,724
Oil, Gas & Consumable Fuels	3,595,357	—	—	3,595,357
Paper & Forest Products	239,792	—	—	239,792
Pharmaceuticals	5,881,215	—	—	5,881,215
Professional Services	581,864	—	—	581,864
Real Estate Investment Trusts	8,139,045	—	—	8,139,045
Road & Rail	523,642	—	—	523,642
Semiconductors & Semiconductor Equipment	2,317,459	—	—	2,317,459
Software	5,089,582	—	—	5,089,582
Specialty Retail	2,476,550	—	—	2,476,550
Technology Hardware, Storage & Peripherals	1,050,319	—	—	1,050,319
Textiles, Apparel & Luxury Goods	1,119,137	—	—	1,119,137
Thrifts & Mortgage Finance	47,859	—	—	47,859

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$133,525	$—	$—	$133,525
Developed Markets
Aerospace & Defense	—	464,736	—	464,736
Air Freight & Logistics	—	807,210	—	807,210
Airlines	261,063	—	—	261,063
Auto Components	—	596,916	—	596,916
Automobiles	—	1,367,282	—	1,367,282
Banks	720,353	3,512,790	—	4,233,143
Beverages	—	1,074,520	—	1,074,520
Construction & Engineering	—	905,248	—	905,248
Containers & Packaging	—	734,414	—	734,414
Diversified Telecommunication Services	—	1,131,712	—	1,131,712
Energy Equipment & Services	—	302,603	—	302,603
Food & Staples Retailing	—	531,155	—	531,155
Food Products	—	786,597	—	786,597
Household Durables	—	646,809	—	646,809
Industrial Conglomerates	—	657,011	—	657,011
Insurance	—	1,150,240	—	1,150,240
IT Services	961,312	960,077	—	1,921,389
Life Sciences Tools & Services	177,425	—	—	177,425
Media	—	290,252	—	290,252
Metals & Mining	215,584	450,601	—	666,185
Multi-Utilities	—	390,405	—	390,405
Oil, Gas & Consumable Fuels	465,365	452,573	—	917,938
Pharmaceuticals	2,976,791	2,890,545	—	5,867,336
Road & Rail	—	831,905	—	831,905
Software	—	559,892	—	559,892
Specialty Retail	—	1,035,069	—	1,035,069
Textiles, Apparel & Luxury Goods	—	1,405,444	—	1,405,444
Tobacco	—	753,822	—	753,822
Trading Companies & Distributors	—	1,009,690	—	1,009,690
Wireless Telecommunication Services	—	643,657	—	643,657
Emerging Markets
Airlines	26,501	—	—	26,501
Automobiles	—	341,655	—	341,655
Banks	932,934	1,280,308	—	2,213,242
Beverages	384,171	698,700	—	1,082,871
Building Products	—	332,250	—	332,250
Chemicals	198,648	—	—	198,648
Construction & Engineering	29,225	—	—	29,225
Construction Materials	220,646	442,535	—	663,181
Diversified Financial Services	—	276,560	—	276,560
Diversified Telecommunication Services	339,969	—	—	339,969
Electronic Equipment, Instruments & Components	155,715	429,295	—	585,010
Food & Staples Retailing	252,213	—	—	252,213
Food Products	206,346	957,373	—	1,163,719
Hotels, Restaurants & Leisure	48,960	—	—	48,960
Insurance	—	246,281	—	246,281
Internet & Catalog Retail	51,119	—	—	51,119
Internet Software & Services	1,774,298	—	—	1,774,298
IT Services	166,582	—	—	166,582
Media	442,704	—	—	442,704
Metals & Mining	122,198	75,590	—	197,788
Multiline Retail	—	181,967	—	181,967
Oil, Gas & Consumable Fuels	1,729,065	741,196	—	2,470,261
Paper & Forest Products	—	75,367	—	75,367
Personal Products	130,928	—	—	130,928

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$—	$116,931	$—	$116,931
Semiconductors & Semiconductor Equipment	251,075	642,726	—	893,801
Technology Hardware, Storage & Peripherals	—	1,032,390	—	1,032,390
Transportation Infrastructure	37,741	—	—	37,741
Wireless Telecommunication Services	1,984,759	690,098	—	2,674,857
Convertible Preferred Stock	128,247	6,917	—	135,164
Exchange-Traded Funds	19,355,016	—	—	19,355,016
Preferred Stock	101,769	121,912	—	223,681
Agency Collateralized Mortgage Obligations	—	541,223	—	541,223
Agency Mortgage-Backed Securities	—	8,026,758	—	8,026,758
Agency Obligation	—	30,243	—	30,243
Commercial Mortgage-Backed Securities	—	2,916,612	31,137	2,947,749
Convertible Bonds	—	605,340	—	605,340
Corporate Bonds	—	16,578,231	—	16,578,231
Municipal Bonds	—	528,795	—	528,795
Non-Agency Asset-Backed Securities	—	2,405,067	99,987	2,505,054
Non-Agency Collateralized Mortgage Obligations	—	352,281	—	352,281
Regional Bonds	—	121,956	—	121,956
Senior Secured Loans	—	4,072,324	81,880	4,154,204
Sovereign Bonds	—	1,024,209	—	1,024,209
Supranational Banks	—	107,982	—	107,982
U.S. Treasury Obligations	—	6,264,049	—	6,264,049
Money Market Fund	5,814,467	—	—	5,814,467

Total	$131,430,318	$78,608,296	$213,004	$210,251,618

Foreign Currency Exchange Contracts	$—	$1,487	$—	$1,487

Futures Contracts	$118,264	$—	$—	$118,264

Swap Contracts	$—	$19,278	$—	$19,278

As a result of utilizing international fair value pricing at September 30, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–31.55%
U.S. MARKETS–20.33%
Aerospace & Defense–0.65%
Boeing	1,000	$130,950
†Esterline Technologies	1,600	115,024
Honeywell International	1,500	142,035
†KEYW Holding	882	5,424
†KLX	1,470	52,538
Lockheed Martin	900	186,579
Northrop Grumman	3,100	514,445
Raytheon	4,900	535,374
Rockwell Collins	950	77,748
United Technologies	1,800	160,182

		1,920,299

Air Freight & Logistics–0.06%
FedEx	850	122,383
†XPO Logistics	2,710	64,579

		186,962

Auto Components–0.24%
BorgWarner	2,200	91,498
Johnson Controls	12,300	508,728
†Tenneco	2,260	101,180

		701,406

Automobiles–0.05%
Ford Motor	10,550	143,163

		143,163

Banks–0.94%
BB&T	13,800	491,280
BBCN Bancorp	5,260	79,005
Bryn Mawr Bank	1,050	32,623
Cardinal Financial	3,450	79,385
Citigroup	4,800	238,128
City Holding	1,920	94,656
CoBiz Financial	3,790	49,308
†First NBC Bank Holding	2,360	82,694
FirstMerit	5,660	100,012
Flushing Financial	3,390	67,868
Great Western Bancorp	3,430	87,019
@Independent Bank (Massachusetts)	1,480	68,228
JPMorgan Chase	5,050	307,899
KeyCorp	11,350	147,663
Old National Bancorp	6,770	94,306
Prosperity Bancshares	2,150	105,587
Sterling Bancorp	7,930	117,919
†Texas Capital Bancshares	1,310	68,670
Webster Financial	2,320	82,662
Wells Fargo	5,700	292,695
†Western Alliance Bancorp	3,360	103,186

		2,790,793

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.09%
PepsiCo	2,750	$259,325

		259,325

Biotechnology–1.12%
AbbVie	3,650	198,597
†Acorda Therapeutics	3,190	84,567
†Alkermes	2,150	126,141
Baxalta	9,200	289,892
†Biogen	1,812	528,760
†Celgene	10,908	1,179,918
†Cepheid	2,570	116,164
Gilead Sciences	2,710	266,095
†Insys Therapeutics	1,590	45,251
†Ligand Pharmaceuticals Class B	1,380	118,197
†Retrophin	2,140	43,356
†Spectrum Pharmaceuticals	7,320	43,774
†TESARO	1,610	64,561
†Vanda Pharmaceuticals	6,320	71,290
†Vertex Pharmaceuticals	1,150	119,761

		3,296,324

Building Products–0.06%
AAON	4,195	81,299
†Continental Building Products	4,990	102,495

		183,794

Capital Markets–0.46%
Ameriprise Financial	1,000	109,130
Bank of New York Mellon	13,300	520,695
BlackRock	350	104,115
Evercore Partners Class A	3,620	181,869
†Houlihan Lokey	1,880	40,984
Invesco	2,750	85,883
Raymond James Financial	2,200	109,186
State Street	1,950	131,059
†Stifel Financial	2,050	86,305

		1,369,226

Chemicals–0.38%
†Axalta Coating Systems	4,300	108,962
Axiall	1,530	24,006
Balchem	830	50,439
†Chemtura	1,900	54,378
duPont (E.I.) deNemours	10,078	485,760
Eastman Chemical	2,300	148,856
Huntsman	4,950	47,965
Innophos Holdings	500	19,820
Minerals Technologies	2,090	100,654
Quaker Chemical	1,060	81,705

		1,122,545

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies–0.31%
Essendant	2,860	$92,750
McGrath RentCorp	3,000	80,070
Republic Services	2,450	100,940
Tetra Tech	2,980	72,444
US Ecology	1,310	57,182
Waste Management	10,600	527,986

		931,372

Communications Equipment–0.71%
Cisco Systems	27,150	712,687
†Infinera	2,790	54,572
†NETGEAR	1,810	52,798
Plantronics	1,560	79,326
QUALCOMM	21,444	1,152,186
†Ruckus Wireless	3,590	42,649

		2,094,218

Construction & Engineering–0.05%
Granite Construction	2,760	81,889
†MYR Group	2,560	67,072

		148,961

Consumer Finance–0.06%
Capital One Financial	2,250	163,170

		163,170

Containers & Packaging–0.04%
WestRock	2,563	131,841

		131,841

Diversified Financial Services–0.24%
Intercontinental Exchange	3,002	705,440

		705,440

Diversified Telecommunication Services–0.48%
AT&T	23,457	764,229
Atlantic Tele-Network	1,100	81,323
†inContact	9,810	73,673
Verizon Communications	11,560	502,976

		1,422,201

Electric Utilities–0.23%
Cleco	1,100	58,564
Edison International	8,900	561,323
OGE Energy	2,550	69,768

		689,655

Electrical Equipment–0.03%
Eaton	1,700	87,210

		87,210

Electronic Equipment, Instruments & Components–0.06%
†Anixter International	1,200	69,336
†FARO Technologies	2,230	78,050

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
†Rofin-Sinar Technologies	820	$21,263

		168,649

Energy Equipment & Services–0.25%
Bristow Group	730	19,097
Core Laboratories	800	79,840
Halliburton	13,000	459,550
†Pioneer Energy Services	2,410	5,061
†RigNet	2,180	55,590
Schlumberger	1,800	124,146

		743,284

Food & Staples Retailing–0.59%
Casey’s General Stores	2,270	233,628
CVS Health	7,190	693,691
Walgreens Boots Alliance	9,766	811,555

		1,738,874

Food Products–0.58%
Archer-Daniels-Midland	11,900	493,255
General Mills	1,700	95,421
J&J Snack Foods	970	110,250
Kraft Heinz	7,033	496,389
Mondelez International	12,400	519,188

		1,714,503

Gas Utilities–0.01%
South Jersey Industries	1,210	30,553

		30,553

Health Care Equipment & Supplies–0.24%
Baxter International	8,000	262,800
CONMED	2,200	105,028
CryoLife	5,710	55,558
†Merit Medical Systems	3,587	85,765
†Quidel	3,840	72,499
West Pharmaceutical Services	2,560	138,547

		720,197

Health Care Providers & Services–0.75%
†Air Methods	3,090	105,338
Cardinal Health	6,500	499,330
†Express Scripts Holding	8,550	692,208
Quest Diagnostics	7,800	479,466
†Team Health Holdings	1,300	70,239
UnitedHealth Group	2,200	255,222
†WellCare Health Plans	1,330	114,619

		2,216,422

Hotels, Restaurants & Leisure–0.28%
†Buffalo Wild Wings	630	121,861
Cheesecake Factory	1,970	106,301
†Del Frisco’s Restaurant Group	4,810	66,811

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
†Fiesta Restaurant Group	1,600	$72,592
Jack in the Box	1,300	100,152
†Popeyes Louisiana Kitchen	2,260	127,374
Starbucks	4,000	227,360

		822,451

Household Durables–0.03%
†Jarden	2,050	100,204

		100,204

Household Products–0.12%
Kimberly-Clark	1,100	119,944
Procter & Gamble	3,470	249,632

		369,576

Industrial Conglomerates–0.11%
General Electric	12,400	312,728

		312,728

Insurance–0.63%
Aflac	2,700	156,951
Allstate	8,000	465,920
American Equity Investment Life Holding	3,830	89,277
Fidelity & Guaranty Life	2,520	61,841
@Infinity Property & Casualty	870	70,070
Marsh & McLennan	9,800	511,756
Primerica	2,170	97,802
Prudential Financial	1,200	91,452
@Selective Insurance Group	2,750	85,415
Travelers	1,630	162,234
United Fire Group	1,650	57,833

		1,850,551

Internet & Catalog Retail–0.38%
†Liberty Interactive Class A	28,458	746,453
†Shutterfly	1,910	68,283
†TripAdvisor	4,986	314,218

		1,128,954

Internet Software & Services–1.04%
†eBay	22,343	546,063
†Facebook Class A	7,604	683,600
†Google Class A	1,503	959,470
†Google Class C	731	444,755
†GrubHub	2,350	57,199
@j2 Global	1,700	120,445
†Q2 Holdings	1,310	32,383
†SciQuest	5,010	50,100
†Yahoo	3,400	98,294
†Yelp	3,521	76,265

		3,068,574

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.20%
Accenture Class A	2,150	$211,259
Convergys	4,400	101,684
†ExlService Holdings	2,220	81,985
†InterXion Holding	2,140	57,951
MasterCard Class A	9,070	817,388
†PayPal Holdings	18,703	580,541
Sabre	5,800	157,644
TeleTech Holdings	2,580	69,118
Visa Class A	13,930	970,364
Xerox	51,800	504,014

		3,551,948

Leisure Products–0.02%
†Malibu Boats Class A	3,340	46,693

		46,693

Life Sciences Tools & Services–0.07%
Thermo Fisher Scientific	1,650	201,762

		201,762

Machinery–0.19%
Actuant Class A	2,240	41,194
Barnes Group	3,190	114,999
Columbus McKinnon	4,260	77,362
ESCO Technologies	2,770	99,443
Federal Signal	4,270	58,542
Kadant	2,070	80,751
Parker-Hannifin	1,000	97,300

		569,591

Media–0.30%
Cinemark Holdings	1,750	56,857
Comcast Class A Special	2,750	157,410
†Discovery Communications Class A	4,826	125,621
†Discovery Communications Class C	8,652	210,157
Disney (Walt)	2,700	275,940
National CineMedia	3,890	52,204

		878,189

Metals & Mining–0.06%
Kaiser Aluminum	1,200	96,300
Worthington Industries	3,490	92,415

		188,715

Multiline Retail–0.08%
Macy’s	1,950	100,074
Nordstrom	2,000	143,420

		243,494

Multi-Utilities–0.04%
NorthWestern	1,950	104,969

		104,969

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–0.83%
†Bonanza Creek Energy	3,020	$12,291
†Carrizo Oil & Gas	2,280	69,631
Chevron	5,471	431,552
ConocoPhillips	10,300	493,988
EOG Resources	1,850	134,680
Exxon Mobil	4,700	349,445
Marathon Oil	19,915	306,691
Occidental Petroleum	8,900	588,735
†Parsley Energy Class A	1,890	28,482
†RSP Permian	1,770	35,843

		2,451,338

Paper & Forest Products–0.06%
†Boise Cascade	2,140	53,971
Neenah Paper	1,870	108,984

		162,955

Pharmaceuticals–1.35%
†Allergan	3,710	1,008,415
†Catalent	3,790	92,097
Johnson & Johnson	5,689	531,068
†Medicines	2,400	91,104
Merck	14,597	720,946
Pfizer	25,864	812,388
†Prestige Brands Holdings	1,830	82,643
†Valeant Pharmaceuticals International	3,638	648,946

		3,987,607

Professional Services–0.13%
Kforce	4,120	108,274
Nielsen Holdings	2,300	102,281
†On Assignment	2,570	94,833
†WageWorks	1,910	86,103

		391,491

Real Estate Investment Trusts–1.81%
American Tower	2,000	175,960
Apartment Investment & Managemet	950	35,169
AvalonBay Communities	675	118,003
Boston Properties	925	109,520
Brandywine Realty Trust	2,875	35,420
Camden Property Trust	325	24,017
Care Capital Properties	381	12,546
Cousins Properties	1,825	16,827
Crown Castle International	9,260	730,336
DCT Industrial Trust	3,463	116,565
DDR	3,275	50,369
Douglas Emmett	1,775	50,978
Duke Realty	3,525	67,151
DuPont Fabros Technology	2,880	74,534
EastGroup Properties	1,620	87,772
EPR Properties	2,575	132,793

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Equinix	3,191	$872,419
Equity LifeStyle Properties	475	27,821
Equity One	925	22,515
Equity Residential	1,750	131,460
Essex Property Trust	350	78,197
Extra Space Storage	475	36,651
Federal Realty Investment Trust	175	23,879
First Industrial Realty Trust	2,050	42,947
First Potomac Realty Trust	1,100	12,100
General Growth Properties	3,775	98,037
Healthcare Realty Trust	1,025	25,471
Healthcare Trust of America Class A	962	23,579
Highwoods Properties	1,025	39,719
Host Hotels & Resorts	10,005	158,179
Kilroy Realty	600	39,096
Kimco Realty	1,850	45,195
Kite Realty Group Trust	4,412	105,050
LaSalle Hotel Properties	3,410	96,810
Lexington Realty Trust	2,175	17,617
Liberty Property Trust	475	14,967
LTC Properties	175	7,467
Macerich	550	42,251
National Retail Properties	4,725	171,376
Pebblebrook Hotel Trust	2,010	71,255
Post Properties	600	34,974
Prologis	2,500	97,250
PS Business Parks	275	21,829
Public Storage	475	100,524
Ramco-Gershenson Properties Trust	7,540	113,175
Regency Centers	800	49,720
RLJ Lodging Trust	1,100	27,797
Sabra Health Care REIT	550	12,749
Simon Property Group	1,500	275,580
SL Green Realty	675	73,008
Sovran Self Storage	960	90,528
Spirit Realty Capital	2,725	24,907
†Strategic Hotels & Resorts	2,925	40,336
Tanger Factory Outlet Centers	1,100	36,267
Taubman Centers	250	17,270
UDR	1,600	55,168
Urban Edge Properties	500	10,795
Ventas	1,525	85,492
VEREIT	1,850	14,282
Vornado Realty Trust	1,000	90,420
Welltower	525	35,553

		5,349,642

Road & Rail–0.12%
Hunt (J.B.) Transport Services	1,100	78,540
†Roadrunner Transportation Systems	2,270	41,768
†Swift Transportation	2,350	35,297

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Road & Rail (continued)
Union Pacific	2,200	$194,502

		350,107

Semiconductors & Semiconductor Equipment–0.53%
Analog Devices	1,100	62,051
†Applied Micro Circuits	11,890	63,136
Avago Technologies	1,500	187,515
Intel	25,511	768,902
Maxim Integrated Products	4,900	163,660
†MaxLinear Class A	3,460	43,042
†Microsemi	1,310	42,994
†Semtech	5,410	81,691
†Silicon Laboratories	1,010	41,955
†Synaptics	1,520	125,339

		1,580,285

Software–1.18%
†Adobe Systems	1,750	143,885
CA	19,909	543,516
†Callidus Software	5,630	95,654
†Electronic Arts	10,100	684,275
†Guidewire Software	1,950	102,531
Intuit	3,708	329,085
Microsoft	18,646	825,272
†Proofpoint	1,690	101,941
†Qlik Technologies	2,360	86,022
†salesforce.com	2,450	170,103
SS&C Technologies Holdings	2,730	191,209
†Tyler Technologies	1,380	206,048

		3,479,541

Specialty Retail–0.57%
†Boot Barn Holdings	4,120	75,932
DSW Class A	3,000	75,930
†Express	5,080	90,780
L Brands	6,291	567,008
Lowe’s	7,700	530,684
Tractor Supply	2,100	177,072
†Urban Outfitters	5,600	164,528

		1,681,934

Technology Hardware, Storage & Peripherals–0.24%
Apple	4,880	538,264
EMC	7,150	172,744

		711,008

Textiles, Apparel & Luxury Goods–0.25%
†G-III Apparel Group	1,760	108,522
†Madden (Steven)	2,852	104,440
NIKE Class B	4,350	534,919

		747,881

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.03%
Applied Industrial Technologies	2,420	$92,323

		92,323

Total U.S. Markets (Cost $41,838,295)		60,104,898

§DEVELOPED MARKETS–7.04%
Aerospace & Defense–0.10%
Meggitt	41,147	296,850

		296,850

Air Freight & Logistics–0.17%
Deutsche Post	18,658	516,883

		516,883

Airlines–0.06%
@WestJet Airlines Class VV	9,516	169,148

		169,148

Auto Components–0.13%
Sumitomo Rubber Industries	28,100	390,077

		390,077

Automobiles–0.30%
Bayerische Motoren Werke	2,275	198,477
Toyota Motor	11,600	679,184

		877,661

Banks–0.92%
ING Groep CVA	33,110	468,013
Mitsubishi UFJ Financial Group	125,600	758,937
Nordea Bank	60,774	677,949
Standard Chartered	41,335	401,167
UniCredit	64,724	403,502

		2,709,568

Beverages–0.23%
Carlsberg Class B	5,379	413,339
Coca-Cola Amatil	43,705	277,069

		690,408

Construction & Engineering–0.20%
Vinci	9,312	592,138

		592,138

Containers & Packaging–0.16%
Rexam	58,824	467,060

		467,060

Diversified Telecommunication Services–0.25%
Nippon Telegraph & Telephone	21,082	742,616

		742,616

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.07%
†Saipem	20,539	$164,692
†Subsea 7	3,878	29,191

		193,883

Food & Staples Retailing–0.12%
Tesco	123,557	343,203

		343,203

Food Products–0.17%
†Aryzta	12,019	509,354

		509,354

Household Durables–0.14%
Techtronic Industries	112,000	417,537

		417,537

Industrial Conglomerates–0.14%
Koninklijke Philips	18,061	424,918

		424,918

Insurance–0.25%
AXA	30,613	743,252

		743,252

IT Services–0.43%
†CGI Group Class A	17,099	619,534
Teleperformance	8,555	649,131

		1,268,665

Life Sciences Tools & Services–0.04%
†ICON	1,700	120,649

		120,649

Media–0.06%
Publicis Groupe	2,746	187,669

		187,669

Metals & Mining–0.15%
Alamos Gold	19,411	71,858
Anglo American ADR	6,900	28,428
Rio Tinto	8,582	287,963
Yamana Gold	25,337	42,720

		430,969

Multi-Utilities–0.09%
National Grid	18,241	254,053

		254,053

Oil, Gas & Consumable Fuels–0.20%
Suncor Energy	11,100	296,871
TOTAL	6,569	295,493

		592,364

Pharmaceuticals–1.30%
Novartis	8,205	754,060

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Novo Nordisk ADR	10,887	$590,511
Sanofi	7,351	699,816
STADA Arzneimittel	11,782	422,340
Teva Pharmaceutical Industries ADR	24,400	1,377,624

		3,844,351

Road & Rail–0.18%
East Japan Railway	6,267	528,115

		528,115

Software–0.12%
Playtech	28,776	361,349

		361,349

Specialty Retail–0.22%
Nitori Holdings	8,406	658,253

		658,253

Textiles, Apparel & Luxury Goods–0.31%
Kering	1,592	260,601
Yue Yuen Industrial Holdings	174,500	649,213

		909,814

Tobacco–0.17%
Japan Tobacco	15,900	493,242

		493,242

Trading Companies & Distributors–0.22%
ITOCHU	48,242	509,999
Rexel	12,423	152,934

		662,933

Wireless Telecommunication Services–0.14%
Tele2 Class B	42,430	413,756

		413,756

Total Developed Markets (Cost $17,478,158)		20,810,738

×EMERGING MARKETS–4.18%
Airlines–0.01%
Gol Linhas Aereas Inteligentes ADR	26,813	26,124

		26,124

Automobiles–0.08%
Hyundai Motor	644	89,492
Mahindra & Mahindra	8,279	160,160

		249,652

Banks–0.52%
Akbank	58,536	131,315
Banco Santander Brasil ADR	22,100	69,615
Bangkok Bank	27,505	121,324
China Construction Bank	211,618	141,218

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Grupo Financiero Banorte Class O	15,200	$74,491
ICICI Bank ADR	22,900	191,902
Industrial & Commercial Bank of China	274,080	158,335
Itau Unibanco Holding ADR	19,101	126,449
KB Financial Group ADR	6,622	194,621
†Powszechna Kasa Oszczednosci Bank Polski	6,825	52,925
@=Sberbank of Russia	85,248	98,198
Shinhan Financial Group	4,651	162,658

		1,523,051

Beverages–0.25%
Anadolu Efes Biracilik Ve Malt Sanayii	16,103	113,677
Cia Cervecerias Unidas ADR	4,000	88,600
Fomento Economico Mexicano ADR	2,034	181,535
@Lotte Chilsung Beverage	141	286,996
Tsingtao Brewery	15,542	68,360

		739,168

Building Products–0.08%
KCC	637	222,548

		222,548

Chemicals–0.05%
Braskem ADR	9,903	83,482
Sociedad Quimica y Minera de Chile ADR	3,300	47,982

		131,464

Construction & Engineering–0.01%
†Empresas ICA ADR	11,900	19,873

		19,873

Construction Materials–0.16%
†Cemex ADR	16,714	116,831
†Cemex Latam Holdings	8,481	33,014
Siam Cement NVDR	5,800	74,125
Siam Cement-Foreign	6,693	85,884
UltraTech Cement	3,882	158,508

		468,362

Diversified Financial Services–0.06%
Reliance Capital	11,119	64,140
Remgro	6,811	124,224

		188,364

Diversified Telecommunication Services–0.08%
†KT ADR	7,400	96,718
Telefonica Brasil ADR	15,095	137,817

		234,535

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.13%
Hon Hai Precision Industry	82,073	$213,974
LG Display ADR	11,000	104,500
Samsung SDI	788	72,498

		390,972

Food & Staples Retailing–0.06%
Cia Brasileira de Distribuicao ADR	3,100	38,874
Wal-Mart de Mexico Class V	50,957	125,616

		164,490

Food Products–0.24%
BRF ADR	7,801	138,780
China Mengniu Dairy	36,000	126,944
@Lotte Confectionery	95	176,428
Tingyi Cayman Islands Holding	20,606	32,915
@Uni-President China Holdings	244,000	236,634

		711,701

Hotels, Restaurants & Leisure–0.01%
@Arcos Dorados Holdings	11,900	32,368

		32,368

Insurance–0.06%
Samsung Life Insurance	2,036	170,264

		170,264

Internet & Catalog Retail–0.01%
†Qunar Cayman Islands ADR	1,200	36,084

		36,084

Internet Software & Services–0.39%
†Baidu ADR	6,156	845,896
†SINA	3,725	149,447
†Sohu.com	4,100	169,330

		1,164,673

IT Services–0.04%
†WNS Holdings ADR	4,100	114,595

		114,595

Media–0.10%
Grupo Televisa ADR	11,498	299,178

		299,178

Metals & Mining–0.05%
†Anglo American Platinum	2,296	38,039
@Gerdau	11,200	12,682
Gerdau ADR	8,400	11,508
†Impala Platinum Holdings	4,974	13,814
Steel Authority of India	24,799	19,477
Vale ADR	14,200	59,640

		155,160

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.04%
Woolworths Holdings	17,647	$123,507

		123,507

Oil, Gas & Consumable Fuels–0.58%
Cairn India	25,366	59,682
China Petroleum & Chemical	140,050	85,786
CNOOC ADR	790	81,433
@Gazprom ADR	31,797	128,281
Lukoil ADR	3,298	112,330
PetroChina ADR	1,008	70,258
†Petroleo Brasileiro ADR	26,955	117,254
Polski Koncern Naftowy Orlen	6,590	115,067
PTT-Foreign	15,478	102,193
#Reliance Industries GDR 144A	21,884	568,984
Rosneft GDR	21,867	80,930
Sasol ADR	3,124	86,910
Tambang Batubara Bukit Asam Persero	83,500	32,158
YPF ADR	4,400	67,012

		1,708,278

Paper & Forest Products–0.02%
Nine Dragons Paper Holdings	96,000	50,071

		50,071

Personal Products–0.03%
†Hypermarcas	23,400	89,582

		89,582

Real Estate Management & Development–0.02%
#@=Etalon Group GDR 144A	6,900	11,351
@UEM Sunrise	204,502	57,237

		68,588

Semiconductors & Semiconductor Equipment–0.22%
MediaTek	16,000	118,822
Taiwan Semiconductor Manufacturing	68,594	274,340
Taiwan Semiconductor Manufacturing ADR	8,300	172,225
United Microelectronics	270,000	88,509

		653,896

Technology Hardware, Storage & Peripherals–0.26%
Samsung Electronics	804	771,414

		771,414

Transportation Infrastructure–0.01%
†Rumo Logistica Operadora Multimodal	4,030	6,037
Santos Brasil Participacoes	6,538	21,435

		27,472

Wireless Telecommunication Services–0.61%
America Movil ADR	6,800	112,540

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
China Mobile	28,120	$336,585
China Mobile ADR	3,800	226,100
MegaFon GDR	7,017	85,257
Mobile TeleSystems ADR	6,300	45,486
SK Telecom ADR	26,300	641,720
Tim Participacoes ADR	16,900	159,705
Turkcell Iletisim Hizmetleri ADR	8,651	75,091
Vodacom Group	13,399	133,281

		1,815,765

Total Emerging Markets (Cost $14,841,378)		12,351,199

Total Common Stock (Cost $74,157,831)		93,266,835

CONVERTIBLE PREFERRED STOCK–0.21%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	1,250	41,750
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	870	32,564
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	45,161
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	70	28,700
Dominion Resources 6.125% exercise price $64.91, expiration date 4/1/16	788	43,584
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	520	40,622
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	1,200	52,380
@Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	55	6,236
@Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	62	82,770
@Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,776	33,211
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	1,492	75,697

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	785	$54,212
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	84	98,112

Total Convertible Preferred Stock (Cost $843,481)		634,999

EXCHANGE-TRADED FUNDS–5.30%
Financial Select Sector SPDR® Fund	22,805	516,761
iShares MSCI EAFE Growth Index ETF	115,140	7,347,083
iShares MSCI EAFE Index ETF	59,610	3,416,845
PowerShares KBW Bank Portfolio	31,995	1,150,540
Vanguard FTSE Developed Markets ETF	90,830	3,237,181

Total Exchange-Traded Funds (Cost $12,959,155)		15,668,410

PREFERRED STOCK–0.39%
•Bank of America 6.10%	120,000	117,150
•@Integrys Energy Group 6.00%	8,750	235,375
National Retail Properties 5.70%	5,000	122,450
#•PNC Preferred Funding Trust II 144A 1.56%	500,000	463,125
Public Storage 5.20%	5,000	118,700
#•USB Realty 144A 1.436%	100,000	91,000

Total Preferred Stock (Cost $1,062,250)		1,147,800

	Principal
	Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.27%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,869	3,263
Series 2003-26 AT 5.00% 11/25/32	41,792	42,655
Series 2005-70 PA 5.50% 8/25/35	17,564	19,937
Series 2010-41 PN 4.50% 4/25/40	235,000	257,478
Series 2010-43 HJ 5.50% 5/25/40	28,047	31,847

	Principal	Value
	Amount°	(U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-96 DC 4.00% 9/25/25	370,565	$393,006
•*Series 2012-122 SD 5.906% 11/25/42	220,242	54,440
*Series 2013-26 ID 3.00% 4/25/33	292,417	42,380
*Series 2013-38 AI 3.00% 4/25/33	282,882	40,230
*Series 2013-44 DI 3.00% 5/25/33	872,759	126,077
Series 2014-36 ZE 3.00% 6/25/44	152,992	138,881
¿Freddie Mac Multifamily Structured Pass Through Certificates 3.389% 3/25/24	490,000	519,502
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	5,577	6,329
Series 2557 WE 5.00% 1/15/18	5,058	5,234
Series 3416 GK 4.00% 7/15/22	1,873	1,875
Series 4065 DE 3.00% 6/15/32	40,000	40,712
*Series 4185 LI 3.00% 3/15/33	213,276	30,444
*Series 4191 CI 3.00% 4/15/33	89,732	12,059
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.594% 10/25/24	500,000	503,810
•Series 2015-DNA1 M2 2.044% 10/25/27	250,000	248,786
•Series 2015-HQ2 M2 2.144% 5/25/25	500,000	490,412
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	82,341	95,230
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	642,215

Total Agency Collateralized Mortgage Obligations (Cost $3,719,140)		3,746,802

AGENCY MORTGAGE-BACKED SECURITIES–11.01%
Fannie Mae 6.50% 8/1/17	7,146	7,332
Fannie Mae ARM
•2.352% 4/1/36	33,090	35,275
•2.417% 5/1/43	113,874	116,143
•2.457% 11/1/35	22,402	23,832
•2.553% 6/1/43	37,568	38,540
•2.576% 8/1/35	1,578	1,668
•2.913% 7/1/45	52,730	54,323
•3.18% 4/1/44	142,353	148,153
•3.26% 3/1/44	157,965	165,014
•3.288% 9/1/43	110,307	115,318

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Relocation 15 yr 4.00% 9/1/20	28,596	$29,798
Fannie Mae Relocation 30 yr
5.00% 1/1/34	20,606	22,486
5.00% 10/1/35	8,363	9,127
5.00% 2/1/36	31,858	34,635
Fannie Mae S.F. 15 yr
2.50% 2/1/28	319,591	328,846
3.00% 5/1/28	27,605	28,836
3.50% 7/1/26	87,437	92,724
3.50% 12/1/28	32,781	34,903
4.00% 5/1/25	52,704	56,097
4.00% 11/1/25	345,579	367,952
4.00% 12/1/26	87,744	93,208
4.00% 1/1/27	554,470	590,188
4.00% 5/1/27	195,443	208,031
4.00% 8/1/27	105,260	112,050
4.50% 4/1/18	7,096	7,354
5.50% 6/1/23	58,975	65,043
Fannie Mae S.F. 20 yr
3.00% 2/1/33	13,376	13,881
3.00% 8/1/33	54,062	56,172
3.50% 4/1/33	15,712	16,634
3.50% 9/1/33	76,358	80,898
4.00% 1/1/31	23,785	25,637
4.00% 2/1/31	72,823	78,499
5.00% 11/1/23	6,111	6,725
5.00% 2/1/30	39,825	43,865
6.00% 9/1/29	56,015	63,131
Fannie Mae S.F. 30 yr
3.00% 7/1/42	96,078	97,759
3.00% 10/1/42	1,609,034	1,636,449
3.00% 12/1/42	257,742	262,152
3.00% 1/1/43	604,899	615,038
3.00% 2/1/43	63,543	64,608
3.00% 4/1/43	386,048	392,472
3.00% 5/1/43	332,586	338,092
4.00% 5/1/43	80,177	86,298
4.00% 8/1/43	44,356	47,606
4.00% 7/1/44	179,024	192,768
4.50% 7/1/36	35,196	38,292
4.50% 11/1/40	83,624	90,881
4.50% 3/1/41	164,863	179,149
4.50% 4/1/41	204,873	222,681
4.50% 7/1/41	63,376	68,829
4.50% 10/1/41	100,488	109,228
4.50% 1/1/42	1,983,629	2,154,858
4.50% 9/1/42	1,258,856	1,368,751
4.50% 6/1/44	144,386	156,973
4.50% 10/1/44	569,367	618,952
4.50% 2/1/45	813,594	883,129
5.00% 2/1/35	106,068	117,416
5.00% 10/1/35	91,186	100,487

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 11/1/35	44,534	$49,086
5.00% 4/1/37	25,705	28,341
5.00% 8/1/37	65,419	72,212
5.00% 2/1/38	25,098	27,649
5.50% 12/1/32	5,071	5,709
5.50% 2/1/33	65,508	73,399
5.50% 4/1/34	25,504	28,651
5.50% 11/1/34	27,453	30,919
5.50% 12/1/34	122,075	137,368
5.50% 1/1/35	11,511	12,957
5.50% 3/1/35	13,224	14,818
5.50% 5/1/35	44,134	49,691
5.50% 6/1/35	18,517	20,671
5.50% 1/1/36	104,304	117,529
5.50% 4/1/36	64,957	72,954
5.50% 7/1/36	7,570	8,524
5.50% 11/1/36	20,795	23,300
5.50% 1/1/37	87,749	98,416
5.50% 4/1/37	348,289	393,204
5.50% 8/1/37	70,804	79,666
5.50% 1/1/38	2,070	2,315
5.50% 2/1/38	72,895	81,962
5.50% 3/1/38	47,557	53,466
5.50% 4/1/38	102,404	114,219
5.50% 6/1/38	189,722	212,457
5.50% 9/1/38	191,848	215,713
5.50% 1/1/39	82,932	92,735
5.50% 2/1/39	297,369	334,733
5.50% 10/1/39	230,605	257,303
5.50% 7/1/40	173,306	195,168
5.50% 9/1/41	820,653	917,790
6.00% 5/1/36	92,740	104,819
6.00% 6/1/36	8,752	9,895
6.00% 12/1/36	9,234	10,479
6.00% 2/1/37	29,838	33,732
6.00% 5/1/37	75,362	85,074
6.00% 6/1/37	5,179	5,881
6.00% 7/1/37	5,623	6,385
6.00% 8/1/37	64,894	73,279
6.00% 9/1/37	10,483	11,843
6.00% 11/1/37	12,210	13,761
6.00% 5/1/38	126,654	143,068
6.00% 7/1/38	3,421	3,858
6.00% 9/1/38	344,171	389,827
6.00% 10/1/38	111,696	126,165
6.00% 11/1/38	22,673	25,797
6.00% 1/1/39	47,834	54,098
6.00% 2/1/39	60,644	68,489
6.00% 9/1/39	401,973	454,139
6.00% 3/1/40	40,886	46,275
6.00% 7/1/40	155,473	175,345
6.00% 9/1/40	36,837	41,650

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 11/1/40	14,781	$16,840
6.00% 5/1/41	376,356	425,753
6.50% 2/1/36	44,667	51,026
6.50% 6/1/36	46,155	52,726
6.50% 10/1/36	49,382	59,975
6.50% 8/1/37	2,582	2,950
7.00% 12/1/37	7,374	8,009
7.50% 6/1/31	11,550	13,944
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/45	10,300,000	10,416,684
Freddie Mac ARM
•2.342% 12/1/33	8,865	9,451
•2.46% 4/1/34	7,750	8,227
•2.477% 7/1/36	30,654	32,626
•2.515% 1/1/44	316,963	326,511
•2.727% 6/1/37	3,548	3,803
•2.958% 10/1/45	110,000	113,257
Freddie Mac S.F. 15 yr
3.50% 11/1/25	20,792	21,987
3.50% 6/1/26	23,525	24,877
3.50% 1/1/27	20,854	22,050
4.00% 5/1/25	14,367	15,381
4.50% 5/1/20	2,832	2,942
4.50% 8/1/24	89,163	95,526
4.50% 7/1/25	15,867	16,923
4.50% 6/1/26	41,296	44,053
4.50% 9/1/26	54,921	58,652
5.00% 6/1/18	18,198	18,920
Freddie Mac S.F. 20 yr
3.00% 6/1/34	57,027	59,176
3.50% 1/1/34	124,638	131,641
Freddie Mac S.F. 30 yr
3.00% 10/1/42	113,064	114,783
3.00% 11/1/42	106,221	107,975
4.50% 6/1/39	16,190	17,590
4.50% 10/1/39	45,318	49,134
4.50% 4/1/41	290,446	315,217
4.50% 3/1/42	82,401	89,741
5.50% 3/1/34	10,674	11,903
5.50% 12/1/34	10,301	11,495
5.50% 6/1/36	6,627	7,334
5.50% 11/1/36	2,521	2,790
5.50% 12/1/36	3,043	3,371
5.50% 9/1/37	12,886	14,273
5.50% 4/1/38	46,652	51,665
5.50% 6/1/38	1,486	1,644
5.50% 7/1/38	46,404	51,369
5.50% 6/1/39	49,217	54,487
5.50% 3/1/40	37,443	41,465
5.50% 8/1/40	27,645	30,626
5.50% 1/1/41	7,515	8,323

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/41	256,292	$283,744
6.00% 2/1/36	22,215	25,307
6.00% 1/1/38	13,567	15,298
6.00% 6/1/38	37,660	42,377
6.00% 8/1/38	35,918	40,953
6.00% 5/1/40	72,609	82,502
6.00% 7/1/40	78,869	88,571
6.50% 4/1/39	58,798	67,219
7.00% 11/1/33	1,670	1,996
GNMA I S.F. 30 yr
5.00% 6/15/40	20,408	22,670
7.00% 12/15/34	88,208	106,316
7.50% 1/15/32	6,392	8,029

Total Agency Mortgage-Backed Securities (Cost $32,190,727)		32,546,047

AGENCY OBLIGATION–0.04%
Tennessee Valley Authority 4.25% 9/15/65	125,000	126,013

Total Agency Obligation (Cost $121,642)		126,013

COMMERCIAL MORTGAGE-BACKED SECURITIES–3.86%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	45,000	45,233
•Series 2007-4 AM 6.002% 2/10/51	130,000	138,558
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	100,000	105,527
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.289% 7/15/44	62,238	62,210
•Series 2005-CD1 C 5.289% 7/15/44	55,000	54,949
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	65,146	65,636
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	100,000	104,846
Series 2014-GC25 A4 3.635% 10/10/47	195,000	203,260
Series 2015-GC27 A5 3.137% 2/10/48	70,000	69,760
COMM Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	140,000	148,166

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR20 A4 3.59% 11/10/47	290,000	$301,717
Series 2014-CR20 AM 3.938% 11/10/47	340,000	353,746
Series 2014-CR21 A3 3.528% 12/10/47	45,000	46,583
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	401,663
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	85,000	88,024
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	155,000	174,966
#•Series 2011-LC1A C 144A 5.735% 11/10/46	200,000	223,013
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	110,000	118,953
#•Series 2011-K15 B 144A 5.116% 8/25/44	15,000	16,615
#•Series 2012-K18 B 144A 4.41% 1/25/45	85,000	91,033
#•Series 2012-K19 B 144A 4.175% 5/25/45	40,000	42,595
#•Series 2012-K22 B 144A 3.812% 8/25/45	150,000	153,285
#•Series 2012-K22 C 144A 3.812% 8/25/45	120,000	121,363
#•Series 2012-K707 B 144A 4.019% 1/25/47	60,000	62,005
#•Series 2012-K708 B 144A 3.886% 2/25/45	245,000	255,282
#•Series 2012-K708 C 144A 3.886% 2/25/45	60,000	61,355
#•Series 2012-K711 144A 3.684% 8/25/45	520,000	542,462
#•Series 2013-K25 C 144A 3.743% 11/25/45	120,000	117,693
#•Series 2013-K26 C 144A 3.723% 12/25/45	70,000	68,378
#•Series 2013-K30 C 144A 3.668% 6/25/45	130,000	128,100
#•Series 2013-K31 C 144A 3.74% 7/25/46	250,000	248,949
#•Series 2013-K33 B 144A 3.618% 8/25/46	120,000	120,748
#•Series 2013-K33 C 144A 3.618% 8/25/46	35,000	33,690
#•Series 2013-K712 144A 3.484% 5/25/45	285,000	292,886

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K713 144A 3.274% 4/25/46	210,000	$214,007
#•Series 2013-K713 C 144A 3.274% 4/25/46	180,000	179,332
#•Series 2014-K716 C 144A 4.085% 8/25/47	95,000	97,358
#•Series 2015-K47 B 144A 3.723% 6/25/48	100,000	93,866
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,440,000	1,504,945
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	125,495	125,500
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	378,592
Series 2015-GC32 A4 3.764% 7/10/48	80,000	84,115
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	100,000	100,235
#Series 2013-HLT BFX 144A 3.367% 11/5/30	285,000	285,837
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	280,000	276,389
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	90,486	90,480
•Series 2014-C22 B 4.713% 9/15/47	55,000	57,129
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	60,000	65,574
•Series 2005-LDP4 AJ 5.04% 10/15/42	287,961	287,888
•Series 2005-LDP5 D 5.563% 12/15/44	105,000	104,759
Series 2006-LDP8 AM 5.44% 5/15/45	484,000	497,234
#•Series 2011-C5 C 144A 5.50% 8/15/46	100,000	109,058
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	10,419	10,516
•Series 2006-C6 AJ 5.452% 9/15/39	210,000	216,828
Series 2006-C6 AM 5.413% 9/15/39	185,000	191,316

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	50,000	$51,600
Series 2015-C22 A3 3.046% 4/15/48	100,000	99,160
Series 2015-C23 A4 3.719% 7/15/50	330,000	344,826
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.397% 11/14/42	155,000	154,881
•Series 2005-HQ7 C 5.397% 11/14/42	200,000	199,753
•Series 2006-T21 AM 5.204% 10/12/52	140,000	140,567
•Series 2006-T23 A4 6.017% 8/12/41	105,066	107,136
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	100,000	101,758
Series 2015-NXS3 A4 3.617% 9/15/57	125,000	129,739
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	50,000	53,228

Total Commercial Mortgage-Backed Securities (Cost $11,391,070)		11,416,855

CONVERTIBLE BONDS–0.83%
@Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	131,000	132,474
@American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	78,000	72,199
Ares Capital 5.75% exercise price $18.36, expiration date 2/1/16	39,000	39,341
BGC Partners 4.50% exercise price $9.84, expiration date 7/15/16	66,000	68,393
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	59,000	79,576
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	114,000	119,771
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	64,000	60,880

	Principal	Value
	Amount°	(U.S. $)

CONVERTIBLE BONDS (continued)
#Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18	96,000	$90,540
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	76,000	70,775
Cemex 3.72% exercise price $11.90, expiration date 3/15/20	62,000	56,575
@Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	89,000	78,209
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	49,000	35,035
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	51,000	44,115
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	65,000	81,616
@GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 12/1/18	53,000	50,184
@fGeneral Cable 4.50% exercise price $33.77, expiration date 11/15/29	97,000	58,746
Gilead Sciences 1.625% exercise price $22.53, expiration date 4/29/16	21,000	90,064
Healthsouth 2.00% exercise price $38.30, expiration date 11/30/43	53,000	60,155
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	67,000	55,024
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	27,000	56,666
#inContact 2.50% exercise price $14.23, expiration date 4/1/22	77,000	64,247
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	57,000	67,901
#Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43	77,000	69,300
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	49,000	48,663

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Microchip Technology 144A 1.625% exercise price $67.13, expiration date 2/13/25	39,000	$37,513
Novellus Systems 2.625% exercise price $34.51, expiration date 5/14/41	50,000	98,156
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	80,000	101,250
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	51,000	56,578
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	19,000	26,042
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	62,000	60,721
SanDisk 1.50% exercise price $50.68, expiration date 8/11/17	19,000	23,679
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	63,000	56,424
@Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	83,000	75,894
#SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25	54,000	27,709
@Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	17,000	12,878
@TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	84,000	82,530
•Vector Group 1.75% exercise price $24.64, expiration date 4/15/20	73,000	81,851
•Vector Group 2.50% exercise price $15.98, expiration date 1/14/19	35,000	52,833

Total Convertible Bonds (Cost $2,381,844)		2,444,507

CORPORATE BONDS–25.50%
Aerospace & Defense–0.25%
#DigitalGlobe 144A 5.25% 2/1/21	330,000	314,325
Embraer Netherlands Finance 5.05% 6/15/25	200,000	185,550
TransDigm
6.00% 7/15/22	145,000	135,938

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
TransDigm (continued)
6.50% 7/15/24		105,000	$99,209

			735,022

Air Freight & Logistics–0.09%
Aviation Capital Group
#@144A 2.875% 9/17/18		10,000	10,003
#144A 4.875% 10/1/25		75,000	74,719
#144A 6.75% 4/6/21		165,000	185,419

			270,141

Airlines–0.21%
#¿Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		110,000	106,837
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		97,069	96,462
¿American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27		120,000	117,810
¿American Airlines 2015-2 Class AA Pass-Through Trust 3.60% 9/22/27		35,000	35,129
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		80,000	81,900
¿United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26		185,000	185,694

			623,832

Auto Components–0.17%
American Axle & Manufacturing 6.25% 3/15/21		205,000	205,256
Lear 5.25% 1/15/25		300,000	295,500

			500,756

Automobiles–0.14%
Daimler 2.75% 12/10/18	NOK	720,000	87,247
Ford Motor 7.45% 7/16/31		225,000	280,194
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	50,895

			418,336

Banks–2.51%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	59,000	46,111
Bank of America 3.95% 4/21/25		515,000	501,994
BB&T 5.25% 11/1/19		520,000	576,328
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	160,837
Branch Banking & Trust 3.80% 10/30/26		260,000	264,139

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
City National 5.25% 9/15/20		195,000	$222,524
Compass Bank 3.875% 4/10/25		250,000	233,505
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	270,000	33,205
4.25% 1/13/22	AUD	36,000	26,287
Fifth Third Bancorp 2.875% 7/27/20		80,000	80,748
HSBC USA 2.75% 8/7/20		170,000	170,732
#Industrial & Commercial Bank of China 144A 4.875% 9/21/25		200,000	197,496
•ING Groep 6.50% 12/31/49		400,000	381,750
JPMorgan Chase
•0.924% 1/28/19		74,000	73,767
4.25% 10/1/27		290,000	289,486
KeyBank 6.95% 2/1/28		615,000	784,381
#•Nordea Bank 144A 6.125% 12/29/49		200,000	197,750
PNC Bank 6.875% 4/1/18		740,000	825,994
SVB Financial Group 3.50% 1/29/25		200,000	195,443
#Turkiye Garanti Bankasi 144A 4.75% 10/17/19		200,000	197,492
US Bank 2.80% 1/27/25		250,000	243,043
•@USB Capital IX 3.50% 10/29/49		780,000	635,700
Wells Fargo
4.30% 7/22/27		250,000	255,138
4.75% 8/27/24	AUD	30,000	22,401
Woori Bank
#144A 2.875% 10/2/18		200,000	204,599
#144A 4.75% 4/30/24		400,000	414,089
Zions Bancorp 4.50% 6/13/23		170,000	176,802

			7,411,741

Beverages–0.05%
#JB 144A 3.75% 5/13/25		150,000	144,371

			144,371

Biotechnology–0.34%
#Baxalta 144A 4.00% 6/23/25		165,000	165,586
Biogen
2.90% 9/15/20		20,000	20,226
4.05% 9/15/25		50,000	50,610
5.20% 9/15/45		100,000	101,286
Celgene
4.625% 5/15/44		115,000	109,531
5.00% 8/15/45		40,000	39,829
Immucor 11.125% 8/15/19		495,000	512,325

			999,393

Building Products–0.08%
Fortune Brands Home & Security 3.00% 6/15/20		105,000	105,900

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
Masco 4.45% 4/1/25		115,000	$116,725

			222,625

Capital Markets–0.53%
Affiliated Managers Group 3.50% 8/1/25		175,000	168,712
Bank of New York Mellon 2.15% 2/24/20		45,000	45,069
Goldman Sachs Group
•3.435% 8/21/19	AUD	10,000	7,039
5.20% 12/17/19	NZD	141,000	94,403
Jefferies Group
5.125% 1/20/23		135,000	135,470
6.45% 6/8/27		110,000	114,592
6.50% 1/20/43		60,000	57,139
Lazard Group 6.85% 6/15/17		101,000	109,180
Morgan Stanley
•1.143% 1/24/19		77,000	77,109
4.35% 9/8/26		25,000	25,183
5.00% 9/30/21	AUD	38,000	28,232
State Street
2.55% 8/18/20		175,000	177,434
3.10% 5/15/23		110,000	108,441
3.55% 8/18/25		195,000	199,194
#UBS Group Funding Jersey 144A 4.125% 9/24/25		210,000	209,414

			1,556,611

Chemicals–1.12%
CF Industries
6.875% 5/1/18		345,000	384,873
7.125% 5/1/20		210,000	247,105
Chemours
#144A 6.625% 5/15/23		20,000	13,500
#144A 7.00% 5/15/25		75,000	49,500
Dow Chemical 8.55% 5/15/19		1,129,000	1,365,899
#Grace (W.R.) 144A 5.125% 10/1/21		40,000	39,600
LyondellBasell Industries 4.625% 2/26/55		205,000	174,572
Methanex 4.25% 12/1/24		245,000	236,335
#OCP 144A 4.50% 10/22/25		200,000	188,000
PolyOne 5.25% 3/15/23		145,000	137,823
PPG Industries 2.30% 11/15/19		155,000	156,419
Rockwood Specialties Group 4.625% 10/15/20		135,000	139,771
Tronox Finance 6.375% 8/15/20		125,000	80,000
#144A 7.50% 3/15/22		165,000	104,775

			3,318,172

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.18%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18	365,000	$321,273
#HPHT Finance 15 144A 2.875% 3/17/20	200,000	199,958

		521,231

Communications Equipment–0.22%
Cisco Systems 1.65% 6/15/18	220,000	221,690
Motorola Solutions 4.00% 9/1/24	165,000	149,167
QUALCOMM
3.00% 5/20/22	155,000	152,970
3.45% 5/20/25	145,000	137,086

		660,913

Construction & Engineering–0.11%
AECOM
#144A 5.75% 10/15/22	22,000	22,179
#144A 5.875% 10/15/24	291,000	293,910

		316,089

Construction Materials–0.40%
#Cemex 144A 7.25% 1/15/21	200,000	200,000
#Cemex Finance 144A 9.375% 10/12/22	200,000	213,740
MUFG Americas Holdings
2.25% 2/10/20	130,000	129,700
3.00% 2/10/25	295,000	282,537
#Tenedora Nemak 144A 5.50% 2/28/23	200,000	197,000
#Union Andina De Cementos 144A 5.875% 10/30/21	150,000	144,750

		1,167,727

Consumer Finance–0.65%
Capital One 2.35% 8/17/18	250,000	250,865
Ford Motor Credit 5.875% 8/2/21	200,000	226,684
General Motors Financial
3.20% 7/13/20	5,000	4,938
3.45% 4/10/22	250,000	240,818
4.00% 1/15/25	220,000	208,737
4.30% 7/13/25	15,000	14,540
4.375% 9/25/21	160,000	163,571
#Hyundai Capital America 144A 2.125% 10/2/17	155,000	155,582
#Santander UK Group Holdings 144A 4.75% 9/15/25	495,000	491,823
Toyota Motor Credit 2.80% 7/13/22	155,000	156,074

		1,913,632

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging–0.20%
Ball 5.25% 7/1/25		140,000	$138,512
#BWAY Holding 144A 9.125% 8/15/21		200,000	194,000
Novelis 8.75% 12/15/20		75,000	72,577
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		50,000	50,406
#Plastipak Holdings 144A 6.50% 10/1/21		130,000	124,800

			580,295

Diversified Consumer Services–0.08%
#ENA Norte Trust 144A 4.95% 4/25/23		220,127	226,731

			226,731

Diversified Financial Services–0.86%
AerCap Ireland Capital 4.625% 7/1/22		250,000	249,687
#•Corp Financiera De Desarrollo 144A 5.25% 7/15/29		200,000	197,000
#Finnvera 144A 2.375% 6/4/25		285,000	282,318
General Electric Capital
2.10% 12/11/19		235,000	234,778
4.25% 1/17/18	NZD	175,000	114,323
5.55% 5/4/20		150,000	173,351
6.00% 8/7/19		234,000	270,775
•7.125% 12/15/49		300,000	346,875
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		275,000	273,350
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		240,000	242,173
•Voya Financial 5.65% 5/15/53		165,000	167,145

			2,551,775

Diversified Telecommunication Services–1.24%
AT&T
3.40% 5/15/25		195,000	186,503
4.50% 5/15/35		115,000	105,535
4.75% 5/15/46		300,000	275,950
Bell Canada 3.35% 3/22/23	CAD	53,000	40,300
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24		200,000	214,850
CenturyLink
5.80% 3/15/22		185,000	158,869
6.75% 12/1/23		195,000	171,356
#Colombia Telecomunicaciones 144A 5.375% 9/27/22		200,000	177,400
#Digicel Group 144A 8.25% 9/30/20		400,000	372,000

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Frontier Communications 144A 8.875% 9/15/20	345,000	$338,963
#GTP Acquisition Partners I 144A 2.35% 6/15/20	100,000	99,839
Hughes Satellite Systems 7.625% 6/15/21	65,000	69,875
@Intelsat Luxembourg 8.125% 6/1/23	475,000	311,125
#Neptune Finco 144A 6.625% 10/15/25	200,000	201,500
SBA Tower Trust
#144A 2.24% 4/16/18	180,000	179,099
#144A 2.898% 10/15/19	90,000	90,287
Verizon Communications
4.40% 11/1/34	150,000	140,007
4.862% 8/21/46	335,000	315,348
#Wind Acquisition Finance 144A 7.375% 4/23/21	220,000	217,800

		3,666,606

Electric Utilities–2.15%
Appalachian Power
3.40% 6/1/25	185,000	183,531
4.45% 6/1/45	105,000	102,340
Berkshire Hathaway Energy 3.75% 11/15/23	310,000	319,950
@ComEd Financing III 6.35% 3/15/33	220,000	231,696
Dominion Gas Holdings 4.60% 12/15/44	115,000	109,706
Electricite de France
#144A 4.60% 1/27/20	95,000	104,935
#•144A 5.25% 12/29/49	270,000	260,887
#•Enel 144A 8.75% 9/24/73	390,000	448,878
Entergy 4.00% 7/15/22	455,000	470,551
Entergy Arkansas 3.70% 6/1/24	85,000	87,457
#Eskom Holdings 144A 7.125% 2/11/25	200,000	189,118
Exelon
3.95% 6/15/25	145,000	146,639
5.10% 6/15/45	145,000	148,621
Great Plains Energy 4.85% 6/1/21	95,000	104,328
Indiana Michigan Power 3.20% 3/15/23	125,000	125,338
Interstate Power & Light 3.40% 8/15/25	145,000	147,692
IPALCO Enterprises 5.00% 5/1/18	175,000	184,187
Kansas City Power & Light 3.65% 8/15/25	275,000	281,318

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Lamar Funding 144A 3.958% 5/7/25	200,000	$187,750
LG&E & KU Energy 4.375% 10/1/21	395,000	431,483
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	127,618
NV Energy 6.25% 11/15/20	195,000	227,577
Pennsylvania Electric 5.20% 4/1/20	220,000	239,952
Public Service of New Hampshire 3.50% 11/1/23	160,000	165,802
Public Service of Oklahoma 5.15% 12/1/19	165,000	185,265
Southern 2.75% 6/15/20	560,000	558,888
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	210,000	211,366
Xcel Energy 3.30% 6/1/25	385,000	382,431

		6,365,304

Electronic Equipment, Instruments & Components–0.21%
#Flextronics International 144A 4.75% 6/15/25	215,000	208,812
Jabil Circuit 7.75% 7/15/16	85,000	88,187
Molex Electronic Technologies
#144A 2.878% 4/15/20	155,000	153,466
#144A 3.90% 4/15/25	160,000	156,226

		606,691

Energy Equipment & Services–0.21%
Bristow Group 6.25% 10/15/22	75,000	64,875
Ensco 4.70% 3/15/21	570,000	480,549
Weatherford International Bermuda 4.50% 4/15/22	100,000	80,989

		626,413

Food & Staples Retailing–0.10%
Sysco
2.60% 10/1/20	145,000	145,224
3.75% 10/1/25	155,000	156,821

		302,045

Food Products–0.24%
Campbell Soup 3.30% 3/19/25	240,000	237,619
#JBS Investments 144A 7.75% 10/28/20	430,000	442,900
#JBS USA Finance 144A 5.75% 6/15/25	35,000	32,375

		712,894

Gas Utilities–0.07%
AmeriGas Finance 7.00% 5/20/22	205,000	211,150

		211,150

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.62%
Becton Dickinson 6.375% 8/1/19	330,000	$377,552
Boston Scientific
2.65% 10/1/18	75,000	75,969
6.00% 1/15/20	285,000	319,931
Kinetic Concepts 10.50% 11/1/18	165,000	173,126
Mallinckrodt International Finance
#144A 4.875% 4/15/20	90,000	86,287
#144A 5.50% 4/15/25	215,000	192,425
St. Jude Medical
2.80% 9/15/20	105,000	105,680
3.875% 9/15/25	170,000	172,634
Zimmer Biomet Holdings 3.375% 11/30/21	330,000	334,127

		1,837,731

Health Care Providers & Services–0.71%
Community Health Systems 6.875% 2/1/22	120,000	122,845
DaVita HealthCare Partners 5.00% 5/1/25	570,000	548,625
HCA 5.375% 2/1/25	510,000	506,175
HealthSouth
5.125% 3/15/23	50,000	48,313
#144A 5.75% 9/15/25	80,000	77,800
Highmark
#144A 4.75% 5/15/21	150,000	156,009
#144A 6.125% 5/15/41	65,000	65,953
IASIS Healthcare 8.375% 5/15/19	415,000	427,969
Tenet Healthcare 4.50% 4/1/21	150,000	148,313

		2,102,002

Hotels, Restaurants & Leisure–0.22%
Caesars Growth Properties Holdings 9.375% 5/1/22	155,000	122,063
MGM Resorts International 6.00% 3/15/23	206,000	200,593
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	150,000	147,245
@4.50% 10/1/34	35,000	30,972
#Wynn Las Vegas 144A 5.50% 3/1/25	185,000	159,331

		660,204

Household Durables–0.08%
Harman International Industries 4.15% 5/15/25	225,000	224,197

		224,197

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers–0.28%
AES Gener
#144A 5.00% 7/14/25	200,000	$203,242
#144A 5.25% 8/15/21	220,000	230,920
Calpine 5.375% 1/15/23	125,000	117,187
Dynegy 7.625% 11/1/24	280,000	284,200

		835,549

Independent Power Producers & Energy Traders–0.07%
#Perusahaan Listrik Negara 144A 5.50% 11/22/21	210,000	212,100

		212,100

Industrial Conglomerates–0.05%
#Gates Global 144A 6.00% 7/15/22	190,000	153,900

		153,900

Insurance–0.81%
#HUB International 144A 7.875% 10/1/21	220,000	210,650
•MetLife 5.25% 12/29/49	385,000	382,113
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	553,000
Prudential Financial
•5.375% 5/15/45	140,000	139,125
•5.625% 6/15/43	165,000	170,693
TIAA Asset Management Finance
#144A 2.95% 11/1/19	160,000	162,379
#144A 4.125% 11/1/24	335,000	342,133
#USI 144A 7.75% 1/15/21	40,000	39,300
XLIT
4.45% 3/31/25	210,000	210,555
5.50% 3/31/45	105,000	99,175
•6.50% 12/29/49	120,000	95,580

		2,404,703

Internet & Catalog Retail–0.09%
#Netflix 144A 5.875% 2/15/25	270,000	278,775

		278,775

Internet Software & Services–0.47%
#Alibaba Group Holding 144A 3.125% 11/28/21	515,000	495,807
Baidu 2.75% 6/9/19	550,000	546,822
#Tencent Holdings 144A 3.375% 5/2/19	200,000	203,509
#Zayo Group 144A 6.00% 4/1/23	135,000	131,288

		1,377,426

Machinery–0.25%
Crane
2.75% 12/15/18	35,000	35,340
4.45% 12/15/23	245,000	257,127
Meritor 6.75% 6/15/21	95,000	95,950

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
#Milacron 144A 7.75% 2/15/21	125,000	$128,125
Parker Hannifin 3.30% 11/21/24	15,000	15,331
@Trinity Industries 4.55% 10/1/24	205,000	193,999

		725,872

Media–1.36%
CBS 4.00% 1/15/26	105,000	103,512
CC Holdings GS V 3.849% 4/15/23	175,000	174,668
#CCO Holdings 144A 5.125% 5/1/23	205,000	189,502
#CCO Safari II 144A 4.908% 7/23/25	370,000	368,793
#Columbus International 144A 7.375% 3/30/21	290,000	301,237
CSC Holdings 5.25% 6/1/24	450,000	356,063
DISH DBS 5.00% 3/15/23	110,000	92,400
Gray Television 7.50% 10/1/20	90,000	92,587
Interpublic Group 2.25% 11/15/17	130,000	130,386
#Myriad International Holdings 144A 5.50% 7/21/25	200,000	196,688
#Numericable-SFR 144A 6.00% 5/15/22	200,000	193,250
Scripps Networks Interactive 3.95% 6/15/25	120,000	116,390
#SES 144A 3.60% 4/4/23	325,000	328,809
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	495,000	490,177
#Sirius XM Radio 144A 5.375% 4/15/25	295,000	282,463
Time Warner 4.85% 7/15/45	105,000	103,450
#Tribune Media 144A 5.875% 7/15/22	250,000	243,125
#VTR Finance 144A 6.875% 1/15/24	200,000	182,000
WPP Finance 2010 5.625% 11/15/43	65,000	68,366

		4,013,866

Metals & Mining–0.38%
ArcelorMittal 10.60% 6/1/19	410,000	444,337
#Gerdau Holdings 144A 7.00% 1/20/20	145,000	135,937
#Gerdau Trade 144A 5.75% 1/30/21	100,000	87,500
Joseph T Ryerson & Son
9.00% 10/15/17	120,000	107,400
@11.25% 10/15/18	32,000	29,200
#Lundin Mining 144A 7.50% 11/1/20	105,000	101,850

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Tupy Overseas 144A 6.625% 7/17/24	230,000	$203,550

		1,109,774

Multiline Retail–0.06%
Kohl’s 4.25% 7/17/25	185,000	185,684

		185,684

Multi-Utilities–0.94%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,343,620
American Water Capital
3.40% 3/1/25	40,000	40,582
4.30% 9/1/45	50,000	50,522
CenterPoint Energy 5.95% 2/1/17	10,000	10,583
CMS Energy 6.25% 2/1/20	215,000	248,214
Dominion Resources 1.90% 6/15/18	300,000	299,909
#DTE Energy 144A 3.30% 6/15/22	180,000	184,461
•@Integrys Energy Group 6.11% 12/1/66	325,000	275,508
Puget Energy 6.00% 9/1/21	130,000	149,674
WEC Energy Group 3.55% 6/15/25	165,000	167,919

		2,770,992

Oil, Gas & Consumable Fuels–2.62%
Chaparral Energy 7.625% 11/15/22	45,000	13,500
Chesapeake Energy 4.875% 4/15/22	230,000	151,225
CNOOC Finance 2015 Australia 2.625% 5/5/20	205,000	202,280
Continental Resources 4.50% 4/15/23	360,000	313,098
Ecopetrol 5.375% 6/26/26	190,000	166,013
•Enbridge Energy Partners 8.05% 10/1/37	470,000	453,550
Energy Transfer Partners 9.70% 3/15/19	253,000	302,068
EnLink Midstream Partners 4.15% 6/1/25	155,000	142,460
•Enterprise Products Operating 7.034% 1/15/68	505,000	534,037
Freeport-McMoran Oil & Gas 6.50% 11/15/20	113,000	102,195
#Gulfstream Natural Gas System 144A 4.60% 9/15/25	130,000	131,088
Kinder Morgan Energy Partners 9.00% 2/1/19	440,000	520,100
Laredo Petroleum 7.375% 5/1/22	235,000	228,537

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Lukoil International Finance 144A 3.416% 4/24/18	200,000	$192,722
Marathon Oil 3.85% 6/1/25	265,000	235,063
Murphy Oil USA 6.00% 8/15/23	285,000	292,837
Newfield Exploration
5.375% 1/1/26	140,000	128,800
5.625% 7/1/24	195,000	185,250
Noble Energy 5.05% 11/15/44	150,000	130,358
Noble Holding International 4.00% 3/16/18	30,000	28,431
Oasis Petroleum 6.875% 3/15/22	200,000	159,460
ONGC Videsh 3.25% 7/15/19	200,000	201,442
PDC Energy 7.75% 10/15/22	75,000	75,000
Petrobras Global Finance 4.875% 3/17/20	50,000	36,375
Petroleos Mexicanos
#144A 4.25% 1/15/25	30,000	27,525
6.50% 6/2/41	170,000	157,216
#Petronas Global Sukuk 144A 2.707% 3/18/20	220,000	218,775
Plains All American Pipeline 8.75% 5/1/19	435,000	519,280
Pride International 6.875% 8/15/20	305,000	290,505
Regency Energy Partners 5.875% 3/1/22	245,000	251,391
Talisman Energy 5.50% 5/15/42	280,000	216,962
Williams Partners
4.00% 9/15/25	110,000	95,462
7.25% 2/1/17	340,000	361,888
#Woodside Finance 144A 8.75% 3/1/19	380,000	449,393
YPF
#144A 8.75% 4/4/24	150,000	133,320
#144A 8.875% 12/19/18	110,000	106,700

		7,754,306

Paper & Forest Products–0.46%
Georgia-Pacific 8.00% 1/15/24	520,000	675,002
International Paper
3.80% 1/15/26	580,000	572,644
5.00% 9/15/35	125,000	122,943

		1,370,589

Pharmaceuticals–0.26%
Actavis Funding 3.80% 3/15/25	70,000	67,755
#EMD Finance 144A 2.95% 3/19/22	120,000	118,745
Omnicare 5.00% 12/1/24	120,000	130,800
#Prestige Brands 144A 5.375% 12/15/21	275,000	269,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
#Valeant Pharmaceuticals International 144A 5.875% 5/15/23	185,000	$177,253

		764,053

Real Estate Investment Trusts–1.04%
American Tower
2.80% 6/1/20	35,000	34,966
4.00% 6/1/25	45,000	43,994
#American Tower Trust I 144A 3.07% 3/15/23	245,000	242,774
Carey (W.P.) 4.60% 4/1/24	160,000	163,442
CBL & Associates
4.60% 10/15/24	205,000	200,783
5.25% 12/1/23	35,000	36,520
Corporate Office Properties
3.60% 5/15/23	175,000	164,460
5.25% 2/15/24	180,000	186,068
DDR
7.50% 4/1/17	110,000	119,087
7.875% 9/1/20	365,000	446,345
Education Realty Operating Partnership 4.60% 12/1/24	185,000	186,250
Equinix 5.375% 4/1/23	192,000	188,755
Excel Trust 4.625% 5/15/24	115,000	113,953
GEO Group
5.125% 4/1/23	120,000	119,400
5.875% 10/15/24	150,000	152,250
Hospitality Properties Trust 4.50% 3/15/25	180,000	176,709
Host Hotels & Resorts 3.75% 10/15/23	45,000	44,121
#Omega Healthcare Investors 144A 5.25% 1/15/26	115,000	117,127
Regency Centers 5.875% 6/15/17	171,000	182,460
UDR 4.00% 10/1/25	55,000	55,957
Ventas Realty 4.125% 1/15/26	100,000	101,006

		3,076,427

Road & Rail–0.03%
Kansas City Southern de Mexico 3.00% 5/15/23	100,000	96,915

		96,915

Semiconductors & Semiconductor Equipment–0.15%
Micron Technology
#144A 5.25% 8/1/23	460,000	424,258
5.50% 2/1/25	10,000	9,200

		433,458

Software–0.31%
CDK Global 4.50% 10/15/24	140,000	141,251

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
#MTS International Funding 144A 8.625% 6/22/20	150,000	$162,975
Oracle
2.95% 5/15/25	355,000	346,527
3.25% 5/15/30	185,000	174,270
4.30% 7/8/34	95,000	95,427

		920,450

Specialty Retail–0.43%
AutoNation
3.35% 1/15/21	40,000	40,478
4.50% 10/1/25	80,000	81,697
Lowe’s 3.375% 9/15/25	150,000	151,739
QVC
4.375% 3/15/23	360,000	350,491
5.45% 8/15/34	230,000	206,080
Sally Holdings 5.75% 6/1/22	5,000	5,237
Signet UK Finance 4.70% 6/15/24	430,000	435,007

		1,270,729

Technology Hardware, Storage & Peripherals–0.46%
Apple 3.45% 2/9/45	250,000	212,195
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	110,000	109,859
#144A 3.60% 10/15/20	110,000	109,969
#144A 4.90% 10/15/25	130,000	129,643
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	415,487
Seagate HDD Cayman
4.75% 1/1/25	355,000	341,413
#144A 4.875% 6/1/27	60,000	55,931

		1,374,497

Textiles, Apparel & Luxury Goods–0.07%
#INVISTA Finance 144A 4.25% 10/15/19	215,000	208,550

		208,550

Tobacco–0.11%
Reynolds American
2.30% 6/12/18	185,000	187,111
4.00% 6/12/22	20,000	20,929
5.85% 8/15/45	100,000	111,668

		319,708

Trading Companies & Distributors–0.08%
HD Supply 7.50% 7/15/20	87,000	90,915
United Rentals North America 5.50% 7/15/25	151,000	141,751

		232,666

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.68%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	$975,044
Millicom International Cellular
#144A 6.00% 3/15/25	200,000	181,500
#144A 6.625% 10/15/21	200,000	198,800
Sprint 7.125% 6/15/24	340,000	262,514
T-Mobile USA 6.125% 1/15/22	205,000	198,337
#VimpelCom Communications 144A 7.748% 2/2/21	200,000	205,126

		2,021,321

Total Corporate Bonds (Cost $76,922,110)		75,366,940

MUNICIPAL BONDS–0.95%
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	105,000	119,177
City of Chicago, Illinois Series B 7.75% 1/1/42	235,000	235,538
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	95,000	78,311
5.75% 6/1/47	105,000	93,705
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	325,000	360,698
5.00% 6/1/45	100,000	110,213
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	110,000	110,760
New York City, New York Series I 5.00% 8/1/22	75,000	89,809
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	160,000	179,250
New York State Thruway Authority Series A 5.00% 5/1/19	105,000	118,517
Oregon State Taxable Pension 5.892% 6/1/27	485,000	587,544
State of California 5.00% 3/1/45	185,000	209,607
State of Maryland Local Facilities Series A 5.00% 8/1/21	105,000	125,607
State of Texas Transportation Commission Series A 5.00% 10/1/44	270,000	307,479
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	80,000	96,955

Total Municipal Bonds (Cost $2,687,677)		2,823,170

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–3.24%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	108,767	$114,150
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	255,000	255,496
Series 2014-4 A2 1.43% 6/17/19	280,000	280,495
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.447% 5/15/20	550,000	549,146
#•Avery Point III CLO Series 2013-3A A 144A 1.687% 1/18/25	250,000	247,175
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	140,000	143,146
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	190,700
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	243,518
BA Credit Card Trust
•Series 2014-A2 A 0.477% 9/16/19	120,000	119,930
•Series 2014-A3 A 0.497% 1/15/20	155,000	154,911
•Series 2015-A1 A 0.537% 6/15/20	550,000	549,165
#•Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 1.777% 7/20/26	500,000	496,400
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	195,000	195,837
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.247% 7/15/20	235,000	233,568
#•Cent CLO 21 Series 2014-21A A1B 144A 1.685% 7/27/26	250,000	246,875
Chase Issuance Trust
•Series 2014-A5 A5 0.577% 4/15/21	200,000	200,114
Series 2015-A4 A 1.84% 4/15/22	210,000	209,832
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.445% 11/23/18	425,000	424,683
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.507% 8/17/20	200,000	199,567
•Series 2014-A1 A1 0.637% 7/15/21	200,000	200,471

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
Series 2015-A3 A 1.45% 3/15/21	165,000	$164,978
#FirstKey Lending Trust Series 2015-SFR1 A 144A 2.553% 3/9/47	99,035	99,068
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	135,000	134,930
Ford Credit Auto Owner Trust
#Series 2014-2 A 144A 2.31% 4/15/26	100,000	101,425
#Series 2015-2 A 144A 2.44% 1/15/27	195,000	198,164
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.666% 10/20/19	200,000	198,967
#•Golden Credit Card Trust Series 2014-2A A 144A 0.657% 3/15/21	100,000	99,619
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	99,954
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	249,900	248,534
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	125,000	125,391
#•Magnetite IX Series 2014-9A A1 144A 1.715% 7/25/26	485,000	480,247
Mid-State Trust Series 11 A1 4.864% 7/15/38	84,611	89,605
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	195,000	195,288
#•Neuberger Berman CLO XIX Series 2015-19A A1 144A 1.718% 7/15/27	250,000	246,825
#•Neuberger Berman CLO XVII Series 2014-17A A 144A 1.779% 8/4/25	250,000	248,100
#•Penarth Master Issuer Series 2015-1A A1 144A 0.613% 3/18/19	150,000	149,573
#•PFS Financing Series 2015-AA A 144A 0.827% 4/15/20	100,000	99,437
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	140,000	139,895
#Progress Residential Trust Series 2015-SFR2 A 144A 2.74% 6/12/32	100,000	98,886

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	$155,073
Series 2015-2 A 1.60% 4/15/21	235,000	235,842
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	405,000	403,477
#Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45	295,000	296,449

Total Non-Agency Asset-Backed Securities (Cost $9,590,177)		9,564,906

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.66%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	10,547	10,828
Series 2005-6 7A1 5.50% 7/25/20	9,391	9,157
•ChaseFlex Trust Series 2006-1 A4 4.798% 6/25/36	255,000	218,543
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	398,192
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	103,587	103,775
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	24,283	25,166
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	118,671	122,411
#•Series 2014-2 B1 144A 3.427% 6/25/29	90,909	92,483
#•Series 2014-2 B2 144A 3.427% 6/25/29	90,909	91,036
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	100,000	100,808
#•Series 2015-1 B1 144A 2.665% 12/25/44	99,506	98,410
#•Series 2015-4 B1 144A 3.637% 6/25/45	99,643	96,888
#•Series 2015-4 B2 144A 3.637% 6/25/45	99,643	94,800
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	24,433	24,277
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.69% 9/25/43	95,567	95,128
#•Series 2014-2 A4 144A 3.50% 7/25/44	125,569	127,595
#•Series 2015-1 B2 144A 3.899% 1/25/45	68,975	69,907

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		61,318	$62,587
¿WaMu Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		30,677	31,062
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		80,184	81,805

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,803,300)			1,954,858

ΔREGIONAL BONDS–0.14%
Argentina–0.06%
Provincia De Buenos Aires #144A 9.95% 6/9/21		175,000	165,813

			165,813

Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	49,900	38,158
Queensland Treasury #144A 4.75% 7/21/25	AUD	63,000	50,125

			88,283

Canada–0.05%
Province of Ontario Canada 3.45% 6/2/45	CAD	37,000	28,436
Province of Quebec Canada 6.00% 10/1/29	CAD	118,000	119,393

			147,829

Total Regional Bonds (Cost $446,316)			401,925

«SENIOR SECURED LOANS–6.21%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		444,763	445,628
Aramark Tranche E 3.25% 9/7/19		281,300	281,093
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		1,518,405	1,506,258
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		202,438	178,651
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20		447,873	437,796
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22		199,500	188,029
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18		103,468	103,497
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19		140,459	140,408

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	258,441	$258,781
Emdeon 1st Lien 3.75% 11/2/18	303,288	302,150
Energy Transfer Equity 1st Lien 3.25% 12/2/19	995,000	963,195
FCA US Tranche B 1st Lien 3.50% 5/24/17	38,982	38,858
First Data Tranche B 1st Lien 4.196% 3/24/21	953,637	953,632
Gardner Denver 1st Lien 4.25% 7/30/20	793,924	750,481
HCA Tranche B4 3.077% 5/1/18	784,000	784,247
HCA Tranche B5 1st Lien 2.944% 3/31/17	520,380	520,500
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	585,317	584,766
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	803,925	779,305
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	115,816	116,048
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19	510,000	424,335
Immucor Tranche B2 5.00% 8/19/18	493,065	490,908
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	604,575	589,310
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21	355,500	350,391
Landry’s Tranche B 4.00% 4/24/18	179,713	180,073
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	300,000	299,513
MPH Acquisition Tranche B 3.75% 3/31/21	890,000	880,544
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	293,510	287,823
Novelis Tranche B 1st Lien 4.00% 6/2/22	727,007	716,752
Numericable 4.50% 5/21/20	361,850	360,569
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	313,050	311,942
Panda Liberty Tranche B 7.50% 8/21/20	15,000	14,400
@Republic of Angola (Unsecured) 6.25% 12/16/23	400,000	356,000
Scientific Games International 1st Lien 6.00% 10/18/20	309,487	306,006
@Sensus 2nd Lien 8.50% 5/9/18	300,000	298,500

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19		89,088	$88,977
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		721,895	718,286
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		204,256	202,809
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		1,038,859	1,025,224
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		1,143,010	1,133,815

Total Senior Secured Loans (Cost $18,585,245)			18,369,500

ΔSOVEREIGN BONDS–1.25%
Australia–0.04%
Australia Government Bond
3.25% 4/21/25	AUD	116,000	85,795
3.75% 4/21/37	AUD	41,000	31,117

			116,912

Brazil–0.05%
Brazilian Government International Bond 5.00% 1/27/45		200,000	150,500

			150,500

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	26,000	21,845

			21,845

Dominican Republic–0.10%
#Dominican Republic International Bond 144A 5.50% 1/27/25		300,000	291,000

			291,000

Germany–0.02%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	56,000	62,411

			62,411

Hungary–0.03%
Hungary Government International Bond 5.375% 3/25/24		90,000	97,875

			97,875

Indonesia–0.06%
#Indonesia Government International Bond 144A 4.625% 4/15/43		200,000	167,974

			167,974

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy–0.25%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	659,000	$742,660

			742,660

Japan–0.02%
Japan Government Forty Year Bond 1.40% 3/20/55	JPY	6,650,000	53,623

			53,623

Mexico–0.11%
Mexican Bonos
7.50% 6/3/27	MXN	1,767,000	114,200
10.00% 12/5/24	MXN	2,939,000	221,704

			335,904

Norway–0.02%
Kommunalbanken 5.00% 3/28/19	NZD	91,000	61,741

			61,741

Pakistan–0.06%
#Pakistan Government International Bond 144A 7.875% 3/31/36		200,000	185,552

			185,552

Peru–0.05%
Peruvian Government International Bond 4.125% 8/25/27		138,000	135,930

			135,930

Poland–0.07%
Poland Government Bond 3.25% 7/25/25	PLN	735,000	200,387

			200,387

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		15,000	15,969

			15,969

Republic of Korea–0.06%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	221,756,986	183,037

			183,037

South Africa–0.08%
South Africa Government Bond 8.00% 1/31/30	ZAR	3,748,000	252,056

			252,056

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Sri Lanka–0.06%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		200,000	$191,972

			191,972

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	425,000	54,675

			54,675

United Kingdom–0.13%
United Kingdom Gilt
3.25% 1/22/44	GBP	49,900	87,385
3.50% 1/22/45	GBP	56,200	102,870
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	115,209	188,937

			379,192

Total Sovereign Bonds (Cost $3,921,128)			3,701,215

SUPRANATIONAL BANKS–0.14%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	1,210,000,000	74,512
Inter-American Development Bank 6.00% 9/5/17	INR	13,100,000	197,262
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	170,000	115,793
International Finance 3.625% 5/20/20	NZD	24,000	15,607

Total Supranational Banks (Cost $466,421)			403,174

U.S. TREASURY OBLIGATIONS–5.22%
U.S. Treasury Bond 3.00% 5/15/45		1,205,000	1,233,462
U.S. Treasury Notes
1.375% 8/31/20		25,000	25,033
1.375% 9/30/20		50,000	49,999
1.625% 7/31/20		8,490,000	8,594,852
2.00% 8/15/25		2,180,000	2,168,873
2.125% 5/15/25		3,330,000	3,350,683

Total U.S. Treasury Obligations (Cost $15,287,143)			15,422,902

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–3.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,757,199	$9,757,199

Total Money Market Fund (Cost $9,757,199)		9,757,199

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–1.69%
≠Certificates of Deposit–1.69%
Bank of Montreal Chicago 0.27% 10/23/15	5,000,000	$5,000,341

		5,000,341

Total Short-Term Investment (Cost $5,000,000)		5,000,341

TOTAL VALUE OF SECURITIES–102.76% (Cost $283,293,856)	$303,764,398
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.76%)	(8,155,030)

NET ASSETS APPLICABLE TO 21,214,949 SHARES OUTSTANDING–100.00%	$295,609,368

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $39,044,596, which represents 13.21% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $45,064 foreign currencies pledged as collateral and $531,018 cash due to broker for futures contracts and $120,050 cash pledged as collateral for swaps as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $5,091,181, which represents 1.72% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $109,549, which represents 0.04% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2015.

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(162,704)	USD	115,300	10/16/15	$ 1,201
BAML	CAD	(285,132)	USD	214,207	10/16/15	554
BAML	EUR	3,068	USD	(3,436)	10/16/15	(6)
BAML	NZD	(356,606)	USD	225,963	10/16/15	(1,756)
BNP	AUD	(67,114)	USD	47,563	10/16/15	497
BNP	NOK	(985,341)	USD	117,643	10/16/15	1,932
DB	MXN	(1,258,845)	USD	74,631	10/16/15	335
HSBC	GBP	(113,775)	USD	174,750	10/16/15	2,644
JPMC	KRW	(211,964,600)	USD	178,827	10/16/15	102
JPMC	PLN	(238,967)	USD	63,291	10/16/15	436
JPMC	SEK	(449,295)	USD	52,942	10/16/15	(750)
TD	CAD	349,099	USD	(262,662)	10/16/15	(1,077)
TD	EUR	(142,693)	USD	160,738	10/16/15	1,254
TD	JPY	(6,235,213)	USD	51,483	10/16/15	(505)

						$ 4,861

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(34) E-mini S&P 500 Index	$(3,312,013)	$(3,244,790)	12/21/15	$ 67,223
39 Euro-Bund	6,691,624	6,806,541	12/8/15	114,917
129 U.S. Treasury 5 yr Notes	15,422,610	15,546,516	1/2/16	123,906
51 U.S. Treasury 10 yr Notes	6,519,975	6,565,453	12/22/15	45,478
21 U.S. Treasury Long Bonds	3,245,376	3,304,218	12/22/15	58,842

	$28,567,572			$410,366

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	CDX.EM.23		955,000	1.00%	6/20/20	$27,467
JPMC	ICE CDX.NA.HY.24		920,700	5.00%	6/20/20	26,159
JPMC	People’s Republic of China		378,000	1.00%	9/20/20	3,055
MSC	ICE iTraxx EUR Crossover Series 24	EUR	615,000	5.00%	12/20/20	20,597

						$77,278

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GSMPS–Goldman Sachs Reperforming Mortgage Securities

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

SPDR®–Standard & Poor’s Depositary Receipts

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$1,920,299	$—	$—	$1,920,299
Air Freight & Logistics	186,962	—	—	186,962
Auto Components	701,406	—	—	701,406
Automobiles	143,163	—	—	143,163
Banks	2,790,793	—	—	2,790,793
Beverages	259,325	—	—	259,325
Biotechnology	3,296,324	—	—	3,296,324
Building Products	183,794	—	—	183,794
Capital Markets	1,369,226	—	—	1,369,226
Chemicals	1,122,545	—	—	1,122,545
Commercial Services & Supplies	931,372	—	—	931,372
Communications Equipment	2,094,218	—	—	2,094,218
Construction & Engineering	148,961	—	—	148,961
Consumer Finance	163,170	—	—	163,170
Containers & Packaging	131,841	—	—	131,841
Diversified Financial Services	705,440	—	—	705,440
Diversified Telecommunication Services	1,422,201	—	—	1,422,201
Electric Utilities	689,655	—	—	689,655
Electrical Equipment	87,210	—	—	87,210
Electronic Equipment, Instruments & Components	168,649	—	—	168,649
Energy Equipment & Services	743,284	—	—	743,284
Food & Staples Retailing	1,738,874	—	—	1,738,874
Food Products	1,714,503	—	—	1,714,503
Gas Utilities	30,553	—	—	30,553
Health Care Equipment & Supplies	720,197	—	—	720,197
Health Care Providers & Services	2,216,422	—	—	2,216,422
Hotels, Restaurants & Leisure	822,451	—	—	822,451
Household Durables	100,204	—	—	100,204
Household Products	369,576	—	—	369,576
Industrial Conglomerates	312,728	—	—	312,728
Insurance	1,850,551	—	—	1,850,551
Internet & Catalog Retail	1,128,954	—	—	1,128,954
Internet Software & Services	3,068,574	—	—	3,068,574
IT Services	3,551,948	—	—	3,551,948
Leisure Products	46,693	—	—	46,693
Life Sciences Tools & Services	201,762	—	—	201,762
Machinery	569,591	—	—	569,591
Media	878,189	—	—	878,189
Metals & Mining	188,715	—	—	188,715
Multiline Retail	243,494	—	—	243,494
Multi-Utilities	104,969	—	—	104,969
Oil, Gas & Consumable Fuels	2,451,338	—	—	2,451,338
Paper & Forest Products	162,955	—	—	162,955
Pharmaceuticals	3,987,607	—	—	3,987,607
Professional Services	391,491	—	—	391,491
Real Estate Investment Trusts	5,349,642	—	—	5,349,642
Road & Rail	350,107	—	—	350,107
Semiconductors & Semiconductor Equipment	1,580,285	—	—	1,580,285
Software	3,479,541	—	—	3,479,541
Specialty Retail	1,681,934	—	—	1,681,934
Technology Hardware, Storage & Peripherals	711,008	—	—	711,008
Textiles, Apparel & Luxury Goods	747,881	—	—	747,881
Trading Companies & Distributors	92,323	—	—	92,323

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Developed Markets
Aerospace & Defense	$—	$296,850	$—	$296,850
Air Freight & Logistics	—	516,883	—	516,883
Airlines	169,148	—	—	169,148
Auto Components	—	390,077	—	390,077
Automobiles	—	877,661	—	877,661
Banks	468,013	2,241,555	—	2,709,568
Beverages	—	690,408	—	690,408
Construction & Engineering	—	592,138	—	592,138
Containers & Packaging	—	467,060	—	467,060
Diversified Telecommunication Services	—	742,616	—	742,616
Energy Equipment & Services	—	193,883	—	193,883
Food & Staples Retailing	—	343,203	—	343,203
Food Products	—	509,354	—	509,354
Household Durables	—	417,537	—	417,537
Industrial Conglomerates	—	424,918	—	424,918
Insurance	—	743,252	—	743,252
IT Services	619,534	649,131	—	1,268,665
Life Sciences Tools & Services	120,649	—	—	120,649
Media	—	187,669	—	187,669
Metals & Mining	143,006	287,963	—	430,969
Multi-Utilities	—	254,053	—	254,053
Oil, Gas & Consumable Fuels	296,871	295,493	—	592,364
Pharmaceuticals	1,968,135	1,876,216	—	3,844,351
Road & Rail	—	528,115	—	528,115
Software	—	361,349	—	361,349
Specialty Retail	—	658,253	—	658,253
Textiles, Apparel & Luxury Goods	—	909,814	—	909,814
Tobacco	—	493,242	—	493,242
Trading Companies & Distributors	—	662,933	—	662,933
Wireless Telecommunication Services	—	413,756	—	413,756
Emerging Markets
Airlines	26,124	—	—	26,124
Automobiles	—	249,652	—	249,652
Banks	657,078	865,973	—	1,523,051
Beverages	270,135	469,033	—	739,168
Building Products	—	222,548	—	222,548
Chemicals	131,464	—	—	131,464
Construction & Engineering	19,873	—	—	19,873
Construction Materials	149,845	318,517	—	468,362
Diversified Financial Services	—	188,364	—	188,364
Diversified Telecommunication Services	234,535	—	—	234,535
Electronic Equipment, Instruments & Components	104,500	286,472	—	390,972
Food & Staples Retailing	164,490	—	—	164,490
Food Products	138,780	572,921	—	711,701
Hotels, Restaurants & Leisure	32,368	—	—	32,368
Insurance	—	170,264	—	170,264
Internet & Catalog Retail	36,084	—	—	36,084
Internet Software & Services	1,164,673	—	—	1,164,673
IT Services	114,595	—	—	114,595
Media	299,178	—	—	299,178
Metals & Mining	83,830	71,330	—	155,160
Multiline Retail	—	123,507	—	123,507
Oil, Gas & Consumable Fuels	1,185,111	523,167	—	1,708,278
Paper & Forest Products	—	50,071	—	50,071
Personal Products	89,582	—	—	89,582
Real Estate Management & Development	—	68,588	—	68,588

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$172,225	$481,671	$—	$653,896
Technology Hardware, Storage & Peripherals	—	771,414	—	771,414
Transportation Infrastructure	27,472	—	—	27,472
Wireless Telecommunication Services	1,345,899	469,866	—	1,815,765
Convertible Preferred Stock	554,902	80,097	—	634,999
Exchange-Traded Funds	15,668,410	—	—	15,668,410
Preferred Stock	476,525	671,275	—	1,147,800
Agency Collateralized Mortgage Obligations	—	3,746,802	—	3,746,802
Agency Mortgage-Backed Securities	—	32,546,047	—	32,546,047
Agency Obligation	—	126,013	—	126,013
Commercial Mortgage-Backed Securities	—	11,287,116	129,739	11,416,855
Convertible Bonds	—	2,444,507	—	2,444,507
Corporate Bonds	—	75,366,940	—	75,366,940
Municipal Bonds	—	2,823,170	—	2,823,170
Non-Agency Asset-Backed Securities	—	9,399,928	164,978	9,564,906
Non-Agency Collateralized Mortgage Obligations	—	1,954,858	—	1,954,858
Regional Bonds	—	401,925	—	401,925
Senior Secured Loans	—	18,013,500	356,000	18,369,500
Sovereign Bonds	—	3,701,215	—	3,701,215
Supranational Banks	—	403,174	—	403,174
U.S. Treasury Obligations	—	15,422,902	—	15,422,902
Money Market Fund	9,757,199	—	—	9,757,199
Short-Term Investments	—	5,000,341	—	5,000,341

Total	$96,795,131	$206,318,550	$650,717	$303,764,398

Foreign Currency Exchange Contracts	$—	$4,861	$—	$4,861

Futures Contracts	$410,366	$—	$—	$410,366

Swap Contracts	$—	$77,278	$—	$77,278

As a result of utilizing international fair value pricing at September 30, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–48.09%
U.S. MARKETS–31.14%
Aerospace & Defense–1.01%
Boeing	530	$69,403
†Esterline Technologies	820	58,950
Honeywell International	780	73,858
†KEYW Holding	454	2,792
†KLX	765	27,341
Lockheed Martin	450	93,289
Northrop Grumman	1,700	282,115
Raytheon	2,700	295,002
Rockwell Collins	480	39,283
United Technologies	900	80,091

		1,022,124

Air Freight & Logistics–0.10%
FedEx	440	63,351
†XPO Logistics	1,470	35,030

		98,381

Auto Components–0.37%
BorgWarner	1,150	47,829
Johnson Controls	6,600	272,976
†Tenneco	1,175	52,605

		373,410

Automobiles–0.08%
Ford Motor	5,570	75,585

		75,585

Banks–1.45%
BB&T	7,600	270,560
BBCN Bancorp	2,785	41,831
Bryn Mawr Bank	535	16,622
Cardinal Financial	1,835	42,223
Citigroup	2,490	123,529
City Holding	1,015	50,039
CoBiz Financial	1,960	25,500
†First NBC Bank Holding	1,240	43,450
FirstMerit	2,965	52,392
Flushing Financial	1,805	36,136
Great Western Bancorp	1,810	45,920
@Independent Bank (Massachusetts)	790	36,419
JPMorgan Chase	2,590	157,912
KeyCorp	5,820	75,718
Old National Bancorp	3,575	49,800
Prosperity Bancshares	1,130	55,494
Sterling Bancorp	4,140	61,562
†Texas Capital Bancshares	630	33,025
Webster Financial	1,210	43,112
Wells Fargo	2,960	151,996
†Western Alliance Bancorp	1,760	54,050

		1,467,290

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Beverages–0.13%
PepsiCo	1,410	$132,963

		132,963

Biotechnology–1.70%
AbbVie	1,880	102,291
†Acorda Therapeutics	1,690	44,802
†Alkermes	1,130	66,297
Baxalta	4,700	148,097
†Biogen	937	273,426
†Celgene	5,697	616,244
†Cepheid	1,355	61,246
Gilead Sciences	1,410	138,448
†Insys Therapeutics	845	24,049
†Ligand Pharmaceuticals Class B	725	62,096
†Retrophin	1,120	22,691
†Spectrum Pharmaceuticals	3,900	23,322
†TESARO	850	34,085
†Vanda Pharmaceuticals	3,315	37,393
†Vertex Pharmaceuticals	590	61,443

		1,715,930

Building Products–0.10%
AAON	2,410	46,706
†Continental Building Products	2,630	54,020

		100,726

Capital Markets–0.71%
Ameriprise Financial	500	54,565
Bank of New York Mellon	6,900	270,135
BlackRock	200	59,494
Evercore Partners Class A	1,840	92,442
†Houlihan Lokey	985	21,473
Invesco	1,420	44,347
Raymond James Financial	1,180	58,563
State Street	1,040	69,898
†Stifel Financial	1,090	45,889

		716,806

Chemicals–0.60%
†Axalta Coating Systems	2,190	55,495
Axiall	825	12,944
Balchem	430	26,131
†Chemtura	980	28,048
duPont (E.I.) deNemours	5,700	274,740
Eastman Chemical	1,160	75,075
Huntsman	2,590	25,097
Innophos Holdings	245	9,712
Minerals Technologies	1,090	52,494
Quaker Chemical	540	41,623

		601,359

LVIP Delaware Foundation® Moderate Allocation Fund—1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Commercial Services & Supplies–0.50%
Essendant	1,530	$49,618
McGrath RentCorp	1,545	41,236
Republic Services	1,290	53,148
Tetra Tech	1,540	37,437
US Ecology	670	29,245
Waste Management	5,800	288,898

		499,582

Communications Equipment–1.07%
Cisco Systems	13,770	361,463
†Infinera	1,445	28,264
†NETGEAR	940	27,420
Plantronics	810	41,189
QUALCOMM	11,181	600,755
†Ruckus Wireless	1,895	22,513

		1,081,604

Construction & Engineering–0.08%
Granite Construction	1,445	42,873
†MYR Group	1,280	33,536

		76,409

Consumer Finance–0.08%
Capital One Financial	1,120	81,222

		81,222

Containers & Packaging–0.07%
WestRock	1,323	68,055

		68,055

Diversified Financial Services–0.37%
Intercontinental Exchange	1,592	374,104

		374,104

Diversified Telecommunication Services–0.74%
AT&T	12,120	394,870
Atlantic Tele-Network	600	44,358
†inContact	5,140	38,601
Verizon Communications	6,100	265,411

		743,240

Electric Utilities–0.35%
Cleco	565	30,081
Edison International	4,600	290,122
OGE Energy	1,270	34,747

		354,950

Electrical Equipment–0.05%
Eaton	910	46,683

		46,683

Electronic Equipment, Instruments & Components–0.09%
†Anixter International	625	36,113
†FARO Technologies	1,175	41,125

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
†Rofin-Sinar Technologies	435	$11,280

		88,518

Energy Equipment & Services–0.36%
Bristow Group	385	10,072
Core Laboratories	380	37,924
Halliburton	6,300	222,705
†Pioneer Energy Services	1,240	2,604
†RigNet	1,160	29,580
Schlumberger	890	61,383

		364,268

Food & Staples Retailing–0.92%
Casey’s General Stores	1,250	128,650
CVS Health	3,860	372,413
Walgreens Boots Alliance	5,089	422,896

		923,959

Food Products–0.88%
Archer-Daniels-Midland	6,000	248,700
General Mills	870	48,833
J&J Snack Foods	510	57,967
Kraft Heinz	3,733	263,475
Mondelez International	6,500	272,155

		891,130

Gas Utilities–0.02%
South Jersey Industries	655	16,539

		16,539

Health Care Equipment & Supplies–0.38%
Baxter International	4,100	134,685
CONMED	1,160	55,378
CryoLife	3,640	35,417
†Merit Medical Systems	1,910	45,668
†Quidel	2,040	38,515
West Pharmaceutical Services	1,345	72,791

		382,454

Health Care Providers & Services–1.15%
†Air Methods	1,625	55,396
Cardinal Health	3,400	261,188
†Express Scripts Holding	4,490	363,510
Quest Diagnostics	4,100	252,027
†Team Health Holdings	675	36,470
UnitedHealth Group	1,160	134,572
†WellCare Health Plans	685	59,033

		1,162,196

Hotels, Restaurants & Leisure–0.42%
†Buffalo Wild Wings	325	62,865
Cheesecake Factory	1,020	55,039
†Del Frisco’s Restaurant Group	2,550	35,419

LVIP Delaware Foundation® Moderate Allocation Fund—2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
†Fiesta Restaurant Group	845	$38,338
Jack in the Box	695	53,543
†Popeyes Louisiana Kitchen	1,175	66,223
Starbucks	2,050	116,522

		427,949

Household Durables–0.05%
†Jarden	1,040	50,835

		50,835

Household Products–0.19%
Kimberly-Clark	580	63,243
Procter & Gamble	1,830	131,650

		194,893

Industrial Conglomerates–0.16%
General Electric	6,340	159,895

		159,895

Insurance–0.98%
Aflac	1,350	78,475
Allstate	4,700	273,728
American Equity Investment Life Holding	1,955	45,571
Fidelity & Guaranty Life	1,315	32,270
@Infinity Property & Casualty	450	36,243
Marsh & McLennan	5,000	261,100
Primerica	1,130	50,929
Prudential Financial	620	47,250
@Selective Insurance Group	1,480	45,969
Travelers	830	82,610
United Fire Group	895	31,370

		985,515

Internet & Catalog Retail–0.58%
†Liberty Interactive Class A	14,809	388,440
†Shutterfly	1,005	35,929
†TripAdvisor	2,616	164,860

		589,229

Internet Software & Services–1.58%
†eBay	11,609	283,724
†Facebook Class A	3,966	356,543
†Google Class A	778	496,652
†Google Class C	381	231,808
†GrubHub	1,235	30,060
@j2 Global	930	65,891
†Q2 Holdings	675	16,686
†SciQuest	2,615	26,150
†Yahoo	1,800	52,038
†Yelp	1,837	39,789

		1,599,341

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.84%
Accenture Class A	1,130	$111,034
Convergys	2,315	53,500
†ExlService Holdings	1,235	45,609
†InterXion Holding	1,125	30,465
MasterCard Class A	4,725	425,817
†PayPal Holdings	9,759	302,919
Sabre	2,920	79,366
TeleTech Holdings	1,375	36,836
Visa Class A	7,261	505,801
Xerox	27,400	266,602

		1,857,949

Leisure Products–0.02%
†Malibu Boats Class A	1,740	24,325

		24,325

Life Sciences Tools & Services–0.11%
Thermo Fisher Scientific	870	106,384

		106,384

Machinery–0.29%
Actuant Class A	1,165	21,424
Barnes Group	1,670	60,203
Columbus McKinnon	2,120	38,499
ESCO Technologies	1,450	52,055
Federal Signal	2,235	30,642
Kadant	1,095	42,716
Parker-Hannifin	530	51,569

		297,108

Media–0.45%
†=Century Communications	5,000	0
Cinemark Holdings	820	26,642
Comcast Class A Special	1,440	82,426
†Discovery Communications Class A	2,519	65,570
†Discovery Communications Class C	4,509	109,524
Disney (Walt)	1,380	141,036
National CineMedia	2,045	27,444

		452,642

Metals & Mining–0.10%
Kaiser Aluminum	625	50,156
Worthington Industries	1,875	49,650

		99,806

Multiline Retail–0.13%
Macy’s	1,040	53,373
Nordstrom	1,070	76,730

		130,103

Multi-Utilities–0.05%
NorthWestern	980	52,753

		52,753

LVIP Delaware Foundation® Moderate Allocation Fund—3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels–1.26%
†Bonanza Creek Energy	1,535	$6,247
†Carrizo Oil & Gas	1,185	36,190
Chevron	3,000	236,640
ConocoPhillips	5,280	253,229
EOG Resources	960	69,888
Exxon Mobil	2,430	180,671
Marathon Oil	9,900	152,460
Occidental Petroleum	4,600	304,290
†Parsley Energy Class A	1,030	15,522
†RSP Permian	955	19,339

		1,274,476

Paper & Forest Products–0.08%
†Boise Cascade	1,090	27,490
Neenah Paper	980	57,114

		84,604

Pharmaceuticals–2.06%
†Allergan	1,946	528,942
†Catalent	1,990	48,357
Johnson & Johnson	2,900	270,715
†Medicines	1,270	48,209
Merck	7,600	375,364
Pfizer	13,489	423,689
†Prestige Brands Holdings	1,050	47,418
†Valeant Pharmaceuticals International	1,913	341,241

		2,083,935

Professional Services–0.20%
Kforce	2,125	55,845
Nielsen Holdings	1,200	53,364
†On Assignment	1,360	50,184
†WageWorks	1,010	45,531

		204,924

Real Estate Investment Trusts–2.75%
American Campus Communities	275	9,966
American Tower	1,030	90,619
Apartment Investment & Management	575	21,287
AvalonBay Communities	350	61,187
Boston Properties	450	53,280
Brandywine Realty Trust	1,500	18,480
Camden Property Trust	150	11,085
Care Capital Properties	200	6,586
Corporate Office Properties Trust	425	8,938
Cousins Properties	925	8,529
Crown Castle International	4,826	380,627
DCT Industrial Trust	2,063	69,441
DDR	1,700	26,146
Douglas Emmett	900	25,848
Duke Realty	1,850	35,243
DuPont Fabros Technology	1,510	39,079

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
EastGroup Properties	795	$43,073
EPR Properties	1,310	67,557
Equinix	1,666	455,484
Equity LifeStyle Properties	225	13,178
Equity One	475	11,561
Equity Residential	875	65,730
Essex Property Trust	175	39,099
Extra Space Storage	250	19,290
Federal Realty Investment Trust	75	10,234
First Industrial Realty Trust	1,050	21,997
First Potomac Realty Trust	525	5,775
General Growth Properties	1,925	49,992
Healthcare Realty Trust	500	12,425
Healthcare Trust of America Class A	487	11,936
Highwoods Properties	500	19,375
Host Hotels & Resorts	5,135	81,184
Kilroy Realty	275	17,919
Kimco Realty	925	22,598
Kite Realty Group Trust	2,312	55,049
LaSalle Hotel Properties	1,560	44,288
Lexington Realty Trust	1,100	8,910
Liberty Property Trust	225	7,090
LTC Properties	75	3,200
Macerich	250	19,205
National Retail Properties	2,435	88,317
Pebblebrook Hotel Trust	1,065	37,754
Post Properties	350	20,401
Prologis	1,250	48,625
PS Business Parks	175	13,891
Public Storage	225	47,617
Ramco-Gershenson Properties Trust	3,910	58,689
Regency Centers	425	26,414
RLJ Lodging Trust	600	15,162
Sabra Health Care REIT	250	5,795
Simon Property Group	800	146,976
SL Green Realty	375	40,560
Sovran Self Storage	505	47,621
Spirit Realty Capital	1,400	12,796
†Strategic Hotels & Resorts	1,500	20,685
Tanger Factory Outlet Centers	550	18,133
Taubman Centers	150	10,362
UDR	850	29,308
Urban Edge Properties	237	5,117
Ventas	800	44,848
VEREIT	900	6,948
Vornado Realty Trust	500	45,210
Welltower	250	16,930

		2,780,649

Road & Rail–0.18%
Hunt (J.B.) Transport Services	590	42,126

LVIP Delaware Foundation® Moderate Allocation Fund—4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Road & Rail (continued)
†Roadrunner Transportation Systems	1,185	$21,804
†Swift Transportation	1,235	18,550
Union Pacific	1,140	100,787

		183,267

Semiconductors & Semiconductor Equipment–0.81%
Analog Devices	570	32,154
†Applied Micro Circuits	6,280	33,347
Avago Technologies	780	97,508
Intel	13,180	397,245
Maxim Integrated Products	2,510	83,834
†MaxLinear Class A	1,795	22,330
†Microsemi	690	22,646
†Semtech	2,680	40,468
†Silicon Laboratories	520	21,601
†Synaptics	810	66,793

		817,926

Software–1.79%
†Adobe Systems	870	71,531
CA	10,066	274,802
†Callidus Software	2,955	50,205
†Electronic Arts	5,283	357,923
†Guidewire Software	1,015	53,369
Intuit	1,933	171,554
Microsoft	9,727	430,517
†Proofpoint	900	54,288
†Qlik Technologies	1,240	45,198
†salesforce.com	1,350	93,731
SS&C Technologies Holdings	1,400	98,056
†Tyler Technologies	710	106,010

		1,807,184

Specialty Retail–0.88%
†Boot Barn Holdings	2,165	39,901
DSW Class A	1,540	38,977
†Express	2,730	48,785
L Brands	3,282	295,807
Lowe’s	4,300	296,356
Tractor Supply	1,050	88,536
†Urban Outfitters	2,860	84,027

		892,389

Technology Hardware, Storage & Peripherals–0.37%
Apple	2,580	284,574
EMC	3,690	89,150

		373,724

Textiles, Apparel & Luxury Goods–0.40%
†G-III Apparel Group	1,085	66,901
†Madden (Steven)	1,636	59,892

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	2,268	$278,896

		405,689

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	1,285	49,023

		49,023

Total U.S. Markets (Cost $22,609,838)		31,446,004

§DEVELOPED MARKETS–10.74%
Aerospace & Defense–0.16%
Meggitt	21,647	156,170

		156,170

Air Freight & Logistics–0.27%
Deutsche Post	9,973	276,282

		276,282

Airlines–0.08%
@WestJet Airlines Class VV	4,743	84,307

		84,307

Auto Components–0.20%
Sumitomo Rubber Industries	14,800	205,450

		205,450

Automobiles–0.46%
Bayerische Motoren Werke	1,211	105,651
Toyota Motor	6,200	363,012

		468,663

Banks–1.40%
ING Groep CVA	17,461	246,813
Mitsubishi UFJ Financial Group	65,100	393,366
Nordea Bank	31,384	350,096
Standard Chartered	21,691	210,517
UniCredit	33,843	210,984

		1,411,776

Beverages–0.36%
Carlsberg Class B	2,864	220,079
Coca-Cola Amatil	22,843	144,814

		364,893

Construction & Engineering–0.30%
Vinci	4,769	303,254

		303,254

Containers & Packaging–0.24%
Rexam	30,150	239,390

		239,390

LVIP Delaware Foundation® Moderate Allocation Fund—5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.39%
Nippon Telegraph & Telephone	11,048	$389,167

		389,167

Energy Equipment & Services–0.10%
†Saipem	11,150	89,406
†Subsea 7	2,009	15,123

		104,529

Food & Staples Retailing–0.18%
Tesco	64,793	179,975

		179,975

Food Products–0.26%
†Aryzta	6,285	266,352

		266,352

Household Durables–0.22%
Techtronic Industries	59,000	219,952

		219,952

Industrial Conglomerates–0.22%
Koninklijke Philips	9,316	219,176

		219,176

Insurance–0.38%
AXA	15,818	384,045

		384,045

IT Services–0.65%
†CGI Group Class A	8,965	324,821
Teleperformance	4,406	334,316

		659,137

Life Sciences Tools & Services–0.06%
†ICON	890	63,163

		63,163

Media–0.10%
Publicis Groupe	1,440	98,414

		98,414

Metals & Mining–0.22%
Alamos Gold	9,839	36,423
Anglo American ADR	2,600	10,712
Rio Tinto	4,587	153,913
Yamana Gold	13,126	22,132

		223,180

Multi-Utilities–0.13%
National Grid	9,436	131,421

		131,421

Oil, Gas & Consumable Fuels–0.31%
Suncor Energy	5,900	157,796

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL	3,342	$150,333

		308,129

Pharmaceuticals–1.99%
Novartis	4,214	387,277
Novo Nordisk ADR	5,782	313,616
Sanofi	3,794	361,189
STADA Arzneimittel	6,178	221,458
Teva Pharmaceutical Industries ADR	12,800	722,688

		2,006,228

Road & Rail–0.26%
East Japan Railway	3,166	266,796

		266,796

Software–0.19%
Playtech	15,047	188,950

		188,950

Specialty Retail–0.35%
Nitori Holdings	4,540	355,516

		355,516

Textiles, Apparel & Luxury Goods–0.47%
Kering	846	138,485
Yue Yuen Industrial Holdings	91,000	338,558

		477,043

Tobacco–0.25%
Japan Tobacco	8,100	251,274

		251,274

Trading Companies & Distributors–0.32%
ITOCHU	23,314	246,468
Rexel	6,487	79,859

		326,327

Wireless Telecommunication Services–0.22%
Tele2 Class B	22,255	217,020

		217,020

Total Developed Markets (Cost $9,167,349)		10,845,979

×EMERGING MARKETS–6.21%
Airlines–0.02%
Gol Linhas Aereas Inteligentes ADR	15,200	14,809

		14,809

Automobiles–0.11%
Hyundai Motor	239	33,212
Mahindra & Mahindra	3,926	75,950

		109,162

LVIP Delaware Foundation® Moderate Allocation Fund—6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks–0.80%
Akbank	29,356	$65,855
Banco Santander Brasil ADR	10,400	32,760
Bangkok Bank	17,930	79,089
China Construction Bank	123,028	82,099
Grupo Financiero Banorte Class O	13,200	64,690
ICICI Bank ADR	10,700	89,666
Industrial & Commercial Bank of China	142,406	82,267
Itau Unibanco Holding ADR	8,698	57,581
KB Financial Group ADR	3,378	99,279
†Powszechna Kasa Oszczednosci Bank Polski	3,384	26,241
@=Sberbank of Russia	40,380	46,514
Shinhan Financial Group	2,306	80,647

		806,688

Beverages–0.37%
Anadolu Efes Biracilik Ve Malt Sanayii	8,075	57,004
Cia Cervecerias Unidas ADR	2,000	44,300
Fomento Economico Mexicano ADR	1,100	98,175
@Lotte Chilsung Beverage	79	160,799
Tsingtao Brewery	3,305	14,537

		374,815

Building Products–0.12%
KCC	331	115,641

		115,641

Chemicals–0.07%
Braskem ADR	5,600	47,208
Sociedad Quimica y Minera de Chile ADR	1,900	27,626

		74,834

Construction & Engineering–0.01%
†Empresas ICA ADR	5,600	9,352

		9,352

Construction Materials–0.20%
†Cemex ADR	8,467	59,187
†Cemex Latam Holdings	4,363	16,984
Siam Cement NVDR	1,700	21,726
Siam Cement-Foreign	2,399	30,784
UltraTech Cement	1,861	75,987

		204,668

Diversified Financial Services–0.09%
Reliance Capital	5,700	32,880
Remgro	3,269	59,622

		92,502

Diversified Telecommunication Services–0.10%
†KT ADR	3,900	50,973

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
Telefonica Brasil ADR	5,680	$51,858

		102,831

Electronic Equipment, Instruments & Components–0.19%
Hon Hai Precision Industry	42,697	111,316
LG Display ADR	4,700	44,650
Samsung SDI	403	37,077

		193,043

Food & Staples Retailing–0.08%
Cia Brasileira de Distribuicao ADR	1,700	21,318
Wal-Mart de Mexico Class V	25,159	62,021

		83,339

Food Products–0.39%
BRF ADR	3,940	70,093
China Mengniu Dairy	18,000	63,472
@Lotte Confectionery	56	103,999
Tingyi Cayman Islands Holding	22,000	35,142
@Uni-President China Holdings	129,600	125,688

		398,394

Hotels, Restaurants & Leisure–0.02%
@Arcos Dorados Holdings	7,600	20,672

		20,672

Insurance–0.08%
Samsung Life Insurance	966	80,783

		80,783

Internet & Catalog Retail–0.02%
†Qunar Cayman Islands ADR	600	18,042

		18,042

Internet Software & Services–0.65%
†Baidu ADR	3,452	474,339
†SINA	1,900	76,228
†Sohu.com	2,600	107,380

		657,947

IT Services–0.06%
†WNS Holdings ADR	2,240	62,608

		62,608

Media–0.14%
Grupo Televisa ADR	5,400	140,508

		140,508

Metals & Mining–0.06%
†Anglo American Platinum	936	15,507
@Gerdau	3,700	4,190
Gerdau ADR	2,600	3,562
†Impala Platinum Holdings	2,203	6,118

LVIP Delaware Foundation® Moderate Allocation Fund—7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
Vale ADR	6,600	$27,720

		57,097

Multiline Retail–0.07%
Woolworths Holdings	10,124	70,855

		70,855

Oil, Gas & Consumable Fuels–0.77%
Cairn India	9,018	21,218
China Petroleum & Chemical	60,750	37,212
CNOOC ADR	300	30,924
@Gazprom ADR	15,168	61,193
Lukoil ADR	1,700	57,902
PetroChina ADR	800	55,760
†Petroleo Brasileiro ADR	13,900	60,465
PTT-Foreign	8,224	54,299
#Reliance Industries GDR 144A	11,544	300,144
Rosneft GDR	9,900	36,640
Sasol ADR	1,600	44,512
Tambang Batubara Bukit Asam Persero	33,900	13,056

		773,325

Paper & Forest Products–0.03%
Nine Dragons Paper Holdings	48,000	25,035

		25,035

Personal Products–0.05%
†Hypermarcas	14,300	54,745

		54,745

Real Estate Management & Development–0.03%
#@=Etalon Group GDR 144A	3,000	4,935
@UEM Sunrise	101,006	28,270

		33,205

Semiconductors & Semiconductor Equipment–0.26%
MediaTek	9,000	66,838
Taiwan Semiconductor Manufacturing	20,204	80,805
Taiwan Semiconductor Manufacturing ADR	3,700	76,775
United Microelectronics	126,600	41,501

		265,919

Technology Hardware, Storage & Peripherals–0.40%
Samsung Electronics	420	402,977

		402,977

Transportation Infrastructure–0.00%
†Rumo Logistica Operadora Multimodal	2,463	3,690

		3,690

Wireless Telecommunication Services–1.02%
America Movil ADR	6,100	100,955

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
China Mobile	14,298	$171,141
China Mobile ADR	2,100	124,950
MegaFon GDR	3,245	39,427
Mobile TeleSystems ADR	3,100	22,382
SK Telecom ADR	15,800	385,520
Tim Participacoes ADR	9,000	85,050
Turkcell Iletisim Hizmetleri ADR	4,500	39,060
Vodacom Group	6,014	59,822

		1,028,307

Total Emerging Markets (Cost $7,464,574)		6,275,793

Total Common Stock (Cost $39,241,761)		48,567,776

CONVERTIBLE PREFERRED STOCK–0.14%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	8,350
Anadarko Petroleum 7.50% exercise price $69.84, expiration date 6/7/18	181	6,775
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	10	10,753
Chesapeake Energy 5.75% exercise price $26.10, expiration date 12/31/49	15	6,150
Crown Castle International 4.50% exercise price $87.58, expiration date 11/1/16	110	11,205
Dominion Resources 6.125% exercise price $64.91, expiration date 4/1/16	193	10,675
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	110	8,593
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	250	10,913
@Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	12	1,361
@Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	12	16,020
@Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	395	7,387
Maiden Holdings 7.25% exercise price $15.26, expiration date 9/15/16	313	15,880

LVIP Delaware Foundation® Moderate Allocation Fund—8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	172	$11,878
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	17	19,856

Total Convertible Preferred Stock (Cost $189,403)		145,796

EXCHANGE-TRADED FUNDS–8.23%
Financial Select Sector SPDR® Fund	11,980	271,467
iShares MSCI EAFE Growth Index ETF	60,325	3,849,338
iShares MSCI EAFE Index ETF	26,560	1,522,419
PowerShares KBW Bank Portfolio	17,550	631,098
Vanguard FTSE Developed Markets ETF	57,090	2,034,688

Total Exchange-Traded Funds (Cost $7,074,319)		8,309,010

PREFERRED STOCK–0.31%
#Ally Financial 144A 7.00%	100	100,816
•Bank of America 6.10%	25,000	24,406
•@Integrys Energy Group 6.00%	1,900	51,110
National Retail Properties 5.70%	950	23,265
#•PNC Preferred Funding Trust II 1.56%	100,000	92,625
Public Storage 5.20%	1,000	23,740

Total Preferred Stock (Cost $299,500)		315,962

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.534% 11/25/32	247	241

Total Agency Asset-Backed Security (Cost $247)		241

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.51%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	8,431	9,984
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,689	4,196

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT 5.00% 11/25/32	7,027	$7,172
Series 2005-70 PA 5.50% 8/25/35	4,391	4,984
Series 2010-41 PN 4.50% 4/25/40	40,000	43,826
Series 2010-43 HJ 5.50% 5/25/40	6,097	6,923
•*Series 2012-122 SD 5.906% 11/25/42	81,571	20,163
*Series 2013-26 ID 3.00% 4/25/33	80,114	11,611
*Series 2013-38 AI 3.00% 4/25/33	77,502	11,022
*Series 2013-44 DI 3.00% 5/25/33	157,581	22,764
Series 2014-36 ZE 3.00% 6/25/44	33,304	30,233
¿Freddie Mac Multifamily Structured Pass Through Certificates 3.389% 3/25/24	110,000	116,623
Freddie Mac REMICs Series 1730 Z 7.00% 5/15/24	2,775	3,148
Series 2326 ZQ 6.50% 6/15/31	12,083	13,713
Series 2557 WE 5.00% 1/15/18	5,058	5,234
Series 3656 PM 5.00% 4/15/40	52,689	58,298
Series 4065 DE 3.00% 6/15/32	5,000	5,089
*Series 4185 LI 3.00% 3/15/33	78,991	11,276
*Series 4191 CI 3.00% 4/15/33	81,574	10,963
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	10,851	12,550
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	106,105

Total Agency Collateralized Mortgage Obligations (Cost $510,960)		515,877

AGENCY MORTGAGE-BACKED SECURITIES–7.22%
Fannie Mae 6.50% 8/1/17	841	863
Fannie Mae ARM
•2.089% 3/1/38	2,954	3,117
•2.352% 4/1/36	2,256	2,405
•2.417% 5/1/43	22,442	22,889
•2.457% 11/1/35	1,493	1,589
•2.553% 6/1/43	7,863	8,067
•2.913% 7/1/45	11,939	12,300
•3.18% 4/1/44	30,819	32,074
•3.26% 3/1/44	32,522	33,973
•3.288% 9/1/43	22,470	23,491

LVIP Delaware Foundation® Moderate Allocation Fund—9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•6.099% 8/1/37	1,787	$1,863
Fannie Mae Relocation 30 yr 5.00% 11/1/34	476	520
Fannie Mae S.F. 15 yr
2.50% 2/1/28	56,175	57,802
3.00% 5/1/28	5,368	5,607
3.50% 7/1/26	15,206	16,126
4.00% 4/1/24	6,657	7,071
4.00% 5/1/25	11,368	12,099
4.00% 11/1/25	53,307	56,759
4.00% 12/1/26	18,700	19,864
4.00% 1/1/27	121,440	129,263
4.00% 5/1/27	40,746	43,370
4.00% 8/1/27	22,556	24,011
4.50% 4/1/18	1,448	1,500
5.50% 4/1/23	4,341	4,704
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,147	3,266
3.00% 8/1/33	10,812	11,234
3.50% 4/1/33	2,993	3,168
3.50% 9/1/33	15,443	16,361
4.00% 1/1/31	5,171	5,573
4.00% 2/1/31	14,983	16,150
5.00% 11/1/23	1,099	1,209
5.00% 2/1/30	8,176	9,005
6.00% 9/1/29	10,842	12,219
Fannie Mae S.F. 30 yr
3.00% 7/1/42	20,016	20,367
3.00% 10/1/42	331,506	337,154
3.00% 12/1/42	52,465	53,363
3.00% 1/1/43	124,584	126,672
3.00% 2/1/43	12,709	12,922
3.00% 4/1/43	78,870	80,183
3.00% 5/1/43	53,603	54,490
4.00% 5/1/43	16,035	17,260
4.00% 8/1/43	8,871	9,521
4.00% 7/1/44	36,723	39,542
4.50% 7/1/36	6,599	7,180
4.50% 11/1/40	15,034	16,338
4.50% 3/1/41	21,124	22,957
4.50% 4/1/41	44,568	48,442
4.50% 7/1/41	14,166	15,385
4.50% 10/1/41	4,568	4,965
4.50% 1/1/42	435,890	473,516
4.50% 9/1/42	281,578	306,159
4.50% 6/1/44	32,888	35,755
4.50% 10/1/44	131,719	143,190
4.50% 2/1/45	296,981	322,363
5.00% 2/1/35	5,253	5,815
5.00% 10/1/35	18,851	20,774
5.00% 11/1/35	9,360	10,317
5.00% 4/1/37	5,443	6,002

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 8/1/37	13,995	$15,448
5.00% 2/1/38	5,219	5,750
5.50% 12/1/32	1,014	1,142
5.50% 2/1/33	13,589	15,225
5.50% 11/1/34	5,600	6,307
5.50% 12/1/34	55,265	62,189
5.50% 3/1/35	2,790	3,127
5.50% 6/1/35	3,750	4,186
5.50% 1/1/36	23,371	26,334
5.50% 4/1/36	14,346	16,112
5.50% 7/1/36	1,613	1,817
5.50% 9/1/36	32,563	36,644
5.50% 11/1/36	4,546	5,093
5.50% 1/1/37	19,227	21,564
5.50% 2/1/37	12,165	13,624
5.50% 4/1/37	59,576	67,108
5.50% 8/1/37	234	263
5.50% 1/1/38	267	299
5.50% 2/1/38	16,189	18,201
5.50% 3/1/38	10,471	11,772
5.50% 4/1/38	23,513	26,226
5.50% 6/1/38	40,970	45,880
5.50% 9/1/38	31,742	35,690
5.50% 1/1/39	18,185	20,335
5.50% 2/1/39	65,235	73,431
5.50% 10/1/39	47,783	53,315
5.50% 7/1/40	38,384	43,236
5.50% 9/1/41	179,476	200,719
6.00% 6/1/36	1,875	2,120
6.00% 11/1/36	23,788	26,851
6.00% 12/1/36	2,018	2,290
6.00% 2/1/37	6,345	7,173
6.00% 5/1/37	15,919	17,970
6.00% 6/1/37	1,151	1,307
6.00% 7/1/37	1,226	1,392
6.00% 8/1/37	13,444	15,182
6.00% 9/1/37	2,293	2,591
6.00% 11/1/37	2,515	2,835
6.00% 5/1/38	26,824	30,300
6.00% 7/1/38	748	844
6.00% 9/1/38	75,657	85,694
6.00% 10/1/38	23,472	26,512
6.00% 11/1/38	4,955	5,638
6.00% 1/1/39	9,874	11,167
6.00% 9/1/39	83,383	94,204
6.00% 3/1/40	8,624	9,761
6.00% 7/1/40	33,582	37,875
6.00% 9/1/40	7,814	8,835
6.00% 11/1/40	3,411	3,886
6.00% 5/1/41	83,093	93,998
6.50% 2/1/36	5,763	6,584
7.50% 6/1/31	5,038	6,083

LVIP Delaware Foundation® Moderate Allocation Fund—10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA 3.00% 11/1/45	2,540,000	$2,568,772
Freddie Mac ARM
•2.352% 10/1/36	3,485	3,704
•2.46% 4/1/34	894	949
•2.477% 7/1/36	2,129	2,266
•2.515% 1/1/44	65,501	67,474
•2.958% 10/1/45	26,000	26,770
Freddie Mac S.F. 15 yr
3.50% 11/1/25	4,489	4,747
3.50% 6/1/26	5,228	5,528
3.50% 10/1/26	6,102	6,481
3.50% 1/1/27	5,958	6,300
4.00% 5/1/25	3,315	3,549
4.50% 8/1/24	18,556	19,880
4.50% 7/1/25	3,250	3,466
4.50% 6/1/26	8,358	8,915
4.50% 9/1/26	12,482	13,330
5.00% 6/1/18	1,095	1,138
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,257	14,794
3.50% 1/1/34	27,265	28,797
Freddie Mac S.F. 30 yr
3.00% 10/1/42	22,760	23,106
3.00% 11/1/42	19,168	19,484
4.50% 6/1/39	3,238	3,518
4.50% 10/1/39	8,240	8,933
4.50% 4/1/41	64,455	69,952
5.50% 3/1/34	2,293	2,557
5.50% 12/1/34	2,227	2,485
5.50% 6/1/36	1,400	1,549
5.50% 11/1/36	2,684	2,970
5.50% 12/1/36	702	778
5.50% 9/1/37	2,832	3,136
5.50% 4/1/38	10,231	11,330
5.50% 6/1/38	1,568	1,736
5.50% 7/1/38	10,210	11,302
5.50% 6/1/39	10,849	12,011
5.50% 3/1/40	7,489	8,293
5.50% 8/1/40	16,566	18,340
5.50% 1/1/41	7,515	8,323
5.50% 6/1/41	55,935	61,926
6.00% 2/1/36	4,724	5,381
6.00% 1/1/38	2,878	3,245
6.00% 6/1/38	7,989	8,989
6.00% 8/1/38	24,873	28,359
6.00% 5/1/40	16,577	18,840
6.00% 7/1/40	17,442	19,588
6.50% 4/1/39	12,782	14,613
7.00% 11/1/33	2,226	2,661
GNMA I S.F. 30 yr
5.00% 6/15/40	4,480	4,976

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
7.50% 1/15/32	1,422	$1,730

Total Agency Mortgage-Backed Securities (Cost $7,224,655)		7,289,244

AGENCY OBLIGATION–0.03%
Tennessee Valley Authority 4.25% 9/15/65	30,000	30,243

Total Agency Obligation (Cost $29,194)		30,243

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.31%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	10,000	10,052
Series 2006-4 A4 5.634% 7/10/46	8,598	8,740
•Series 2007-4 AM 6.002% 2/10/51	40,000	42,633
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	26,382
CD Commercial Mortgage Trust
•Series 2005-CD1 AJ 5.289% 7/15/44	13,831	13,825
•Series 2005-CD1 C 5.289% 7/15/44	15,000	14,986
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.899% 12/10/49	20,000	20,969
Series 2014-GC25 A4 3.635% 10/10/47	40,000	41,694
Series 2015-GC27 A5 3.137% 2/10/48	15,000	14,949
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,750
Series 2014-CR20 A4 3.59% 11/10/47	60,000	62,424
Series 2014-CR20 AM 3.938% 11/10/47	80,000	83,234
Series 2014-CR21 A3 3.528% 12/10/47	10,000	10,352
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	100,416
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,889
#•DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.735% 11/10/46	100,000	111,506

LVIP Delaware Foundation® Moderate Allocation Fund––11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	25,000	$27,035
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	11,077
#•Series 2012-K18 B 144A 4.41% 1/25/45	20,000	21,420
#•Series 2012-K19 B 144A 4.175% 5/25/45	10,000	10,649
#•Series 2012-K22 B 144A 3.812% 8/25/45	35,000	35,767
#•Series 2012-K22 C 144A 3.812% 8/25/45	25,000	25,284
#•Series 2012-K707 B 144A 4.019% 1/25/47	15,000	15,501
#•Series 2012-K708 B 144A 3.886% 2/25/45	55,000	57,308
#•Series 2012-K708 C 144A 3.886% 2/25/45	10,000	10,226
#•Series 2013-K26 C 144A 3.723% 12/25/45	15,000	14,652
#•Series 2013-K30 C 144A 3.668% 6/25/45	30,000	29,561
#•Series 2013-K31 C 144A 3.74% 7/25/46	60,000	59,748
#•Series 2013-K33 B 144A 3.618% 8/25/46	25,000	25,156
#•Series 2013-K712 144A 3.484% 5/25/45	70,000	71,937
#•Series 2013-K713 144A 3.274% 4/25/46	50,000	50,954
#•Series 2013-K713 C 144A 3.274% 4/25/46	40,000	39,851
#•Series 2014-K716 C 144A 4.085% 8/25/47	20,000	20,496
#•Series 2015-K47 B 144A 3.723% 6/25/48	15,000	14,080
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	104,510
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	11,674	11,674
#Series 2010-C1 A2 144A 4.592% 8/10/43	150,000	164,605
Series 2015-GC32 A4 3.764% 7/10/48	20,000	21,029
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	100,294
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	98,711

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	18,851	$18,850
•Series 2014-C22 B 4.713% 9/15/47	10,000	10,387
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.675% 8/12/37	10,000	10,929
•Series 2005-LDP4 AJ 5.04% 10/15/42	63,991	63,975
•Series 2005-LDP5 D 5.563% 12/15/44	20,000	19,954
Series 2006-LDP8 AM 5.44% 5/15/45	194,000	199,304
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	2,404	2,427
•Series 2006-C6 AJ 5.452% 9/15/39	30,000	30,975
Series 2006-C6 AM 5.413% 9/15/39	45,000	46,536
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	10,000	10,320
Series 2015-C22 A3 3.046% 4/15/48	20,000	19,832
Series 2015-C23 A4 3.719% 7/15/50	75,000	78,370
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.397% 11/14/42	50,000	49,962
•Series 2006-T21 AM 5.204% 10/12/52	30,000	30,122
•Series 2006-T23 A4 6.017% 8/12/41	21,889	22,320
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	20,000	20,352
Series 2015-NXS3 A4 3.617% 9/15/57	30,000	31,137
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	10,000	10,646

Total Commercial Mortgage-Backed Securities (Cost $2,353,009)		2,337,724

CONVERTIBLE BONDS–0.53%
@Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	28,000	28,315

LVIP Delaware Foundation® Moderate Allocation Fund––12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
@American Realty Capital Properties 3.75% exercise price $15.15, expiration date 12/14/20	16,000	$14,810
Ares Capital 5.75% exercise price $18.36, expiration date 2/1/16	8,000	8,070
BGC Partners 4.50% exercise price $9.84, expiration date 7/15/16	16,000	16,580
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	13,000	17,534
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	24,000	25,215
#Campus Crest Communities Operating Partnership 144A 5.00% exercise price $12.56, expiration date 10/11/18	21,000	19,806
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	11,000	10,244
Cemex 3.72% exercise price $11.90, expiration date 3/15/20	13,000	11,863
@Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	18,000	15,817
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	15,000	10,725
Chesapeake Energy 2.50% exercise price $47.55, expiration date 5/15/37	11,000	9,515
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	14,000	17,579
@GAIN Capital Holdings 4.125% exercise price $12.00, expiration date 12/1/18	11,000	10,416
@fGeneral Cable 4.50% exercise price $33.77, expiration date 11/15/29	21,000	12,718
Gilead Sciences 1.625% exercise price $22.53, expiration date 4/29/16	5,000	21,444
Healthsouth 2.00% exercise price $38.30, expiration date 11/30/43	11,000	12,485
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	14,000	11,497

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	6,000	$12,593
#inContact 2.50% exercise price $14.23, expiration date 4/1/22	17,000	14,184
Intel 3.25% exercise price $21.47, expiration date 8/1/39	6,000	9,064
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	22,000	26,207
Jefferies Group 3.875% exercise price $44.69, expiration date 10/31/29	15,000	15,300
#Liberty Interactive 144A 1.00% exercise price $64.26, expiration date 9/28/43	16,000	14,400
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	5,000	4,966
#Microchip Technology 144A 1.625% exercise price $67.13, expiration date 2/13/25	8,000	7,695
Novellus Systems 2.625% exercise price $34.51, expiration date 5/14/41	10,000	19,631
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	17,000	21,516
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	11,000	12,203
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	4,000	5,483
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	17,000	16,649
SanDisk 1.50% exercise price $50.68, expiration date 8/11/17	4,000	4,985
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	13,000	11,643
@Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	18,000	16,459
#SunEdison 144A 3.375% exercise price $38.65, expiration date 5/30/25	11,000	5,644
@Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	3,000	2,273

LVIP Delaware Foundation® Moderate Allocation Fund—13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
@TPG Specialty Lending 4.50% exercise price $25.83, expiration date 12/15/19	17,000	$16,703
•Vector Group 1.75% exercise price $24.64, expiration date 4/15/20	15,000	16,819
•Vector Group 2.50% exercise price $15.98, expiration date 1/14/19	7,000	10,567

Total Convertible Bonds (Cost $514,530)		539,617

CORPORATE BONDS–14.80%
Aerospace & Defense–0.15%
#DigitalGlobe 144A 5.25% 2/1/21	75,000	71,437
Embraer Netherlands Finance 5.05% 6/15/25	35,000	32,471
TransDigm
6.00% 7/15/22	30,000	28,125
6.50% 7/15/24	20,000	18,897

		150,930

Air Freight & Logistics–0.06%
Aviation Capital Group
#@144A 2.875% 9/17/18	5,000	5,002
#144A 4.875% 10/1/25	20,000	19,925
#144A 6.75% 4/6/21	35,000	39,331

		64,258

Airlines–0.14%
#♦Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	25,000	24,281
♦American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	19,414	19,292
♦American Airlines 2015-1 Pass Through Trust 3.375% 5/1/27	30,000	29,453
♦American Airlines 2015-2 Class AA Pass-Through Trust 3.60% 9/22/27	10,000	10,037
♦United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	15,000	15,356
♦United Airlines 2014-2 Pass Through Trust 3.75% 9/3/26	45,000	45,169

		143,588

Auto Components–0.09%
American Axle & Manufacturing 6.25% 3/15/21	25,000	25,031
Lear 5.25% 1/15/25	70,000	68,950

		93,981

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–0.17%
Daimler 2.75% 12/10/18	NOK	200,000	$24,235
Ford Motor 7.45% 7/16/31		45,000	56,039
#Hyundai Capital America 144A 2.55% 2/6/19		45,000	45,272
Toyota Finance Australia
2.25% 8/31/16	NOK	30,000	3,547
3.04% 12/20/16	NZD	60,000	38,171

			167,264

Banks–0.82%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,538
Bank of America 3.95% 4/21/25		120,000	116,969
BB&T 5.25% 11/1/19		117,000	129,674
City National 5.25% 9/15/20		40,000	45,646
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	110,000	13,528
4.25% 1/13/22	AUD	24,000	17,524
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,187
JPMorgan Chase
•0.924% 1/28/19		25,000	24,921
4.25% 10/1/27		60,000	59,894
PNC Funding 5.625% 2/1/17		38,000	40,032
Santander Holdings USA 3.45% 8/27/18		40,000	41,362
@U.S. Bancorp 3.60% 9/11/24		75,000	76,294
•@USB Capital IX 3.50% 10/29/49		140,000	114,100
Wells Fargo
4.30% 7/22/27		60,000	61,233
4.75% 8/27/24	AUD	10,000	7,467
Zions Bancorp 4.50% 6/13/23		40,000	41,600

			829,969

Biotechnology–0.22%
#Baxalta 144A 4.00% 6/23/25		40,000	40,142
Biogen
2.90% 9/15/20		5,000	5,056
4.05% 9/15/25		10,000	10,122
5.20% 9/15/45		25,000	25,321
Celgene
4.625% 5/15/44		15,000	14,287
5.00% 8/15/45		10,000	9,957
Immucor 11.125% 8/15/19		110,000	113,850

			218,735

Building Products–0.05%
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,214
Masco 4.45% 4/1/25		25,000	25,375

			50,589

LVIP Delaware Foundation® Moderate Allocation Fund—14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–0.32%
Affiliated Managers Group 3.50% 8/1/25		40,000	$38,563
Bank of New York Mellon 2.15% 2/24/20		10,000	10,015
Goldman Sachs Group 5.20% 12/17/19	NZD	31,000	20,755
Jefferies Group
5.125% 1/20/23		20,000	20,070
6.45% 6/8/27		30,000	31,252
6.50% 1/20/43		10,000	9,523
Lazard Group
3.75% 2/13/25		10,000	9,560
6.85% 6/15/17		19,000	20,539
Morgan Stanley
•1.143% 1/24/19		26,000	26,037
4.35% 9/8/26		5,000	5,037
5.00% 9/30/21	AUD	25,000	18,574
State Street
2.55% 8/18/20		40,000	40,556
3.10% 5/15/23		25,000	24,646
3.55% 8/18/25		45,000	45,968

			321,095

Chemicals–0.38%
CF Industries
6.875% 5/1/18		105,000	117,135
7.125% 5/1/20		30,000	35,301
Chemours
#144A 6.625% 5/15/23		5,000	3,375
#144A 7.00% 5/15/25		15,000	9,900
#Grace (W.R.) 144A 5.125% 10/1/21		10,000	9,900
LyondellBasell Industries 4.625% 2/26/55		50,000	42,579
Methanex 4.25% 12/1/24		50,000	48,232
PolyOne 5.25% 3/15/23		15,000	14,257
PPG Industries 2.30% 11/15/19		35,000	35,321
Rockwood Specialties Group 4.625% 10/15/20		30,000	31,060
Tronox Finance
6.375% 8/15/20		25,000	16,000
#144A 7.50% 3/15/22		35,000	22,225

			385,285

Commercial Services & Supplies–0.22%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		200,000	176,040
#Prestige Brands 144A 5.375% 12/15/21		50,000	49,000

			225,040

Communications Equipment–0.25%
Cisco Systems 1.65% 6/15/18		50,000	50,384

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Motorola Solutions 4.00% 9/1/24		40,000	$36,162
QUALCOMM
3.00% 5/20/22		140,000	138,167
3.45% 5/20/25		30,000	28,363

			253,076

Construction & Engineering–0.06%
AECOM
#144A 5.75% 10/15/22		5,000	5,041
#144A 5.875% 10/15/24		57,000	57,570

			62,611

Construction Materials–0.09%
MUFG Americas Holdings
2.25% 2/10/20		30,000	29,931
3.00% 2/10/25		65,000	62,254

			92,185

Consumer Finance–0.21%
General Motors Financial
3.45% 4/10/22		65,000	62,613
4.00% 1/15/25		50,000	47,440
4.30% 7/13/25		5,000	4,847
4.375% 9/25/21		30,000	30,669
SunTrust Banks 2.35% 11/1/18		60,000	60,713
Toyota Motor Credit 2.80% 7/13/22		5,000	5,035

			211,317

Containers & Packaging–0.12%
Ball 5.25% 7/1/25		30,000	29,681
#BWAY Holding 144A 9.125% 8/15/21		45,000	43,650
Novelis 8.75% 12/15/20		15,000	14,515
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		10,000	10,081
#Plastipak Holdings 144A 6.50% 10/1/21		25,000	24,000

			121,927

Diversified Financial Services–0.57%
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	95,023
General Electric Capital
2.10% 12/11/19		35,000	34,967
4.25% 1/17/18	NZD	40,000	26,131
5.55% 5/4/20		25,000	28,892
6.00% 8/7/19		50,000	57,858
•7.125% 12/15/49		100,000	115,625
National Rural Utilities Cooperative Finance 2.85% 1/27/25		40,000	38,815

LVIP Delaware Foundation® Moderate Allocation Fund—15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance (continued)
•4.75% 4/30/43		50,000	$49,700
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,905
•Voya Financial 5.65% 5/15/53		30,000	30,390

			578,306

Diversified Telecommunication Services–0.55%
AT&T
3.40% 5/15/25		45,000	43,039
4.50% 5/15/35		25,000	22,942
4.75% 5/15/46		65,000	59,789
Bell Canada 3.35% 3/22/23	CAD	18,000	13,687
CenturyLink
5.80% 3/15/22		55,000	47,231
6.75% 12/1/23		30,000	26,363
#Frontier Communications 144A 8.875% 9/15/20		80,000	78,600
Hughes Satellite Systems 7.625% 6/15/21		10,000	10,750
@Intelsat Luxembourg 8.125% 6/1/23		85,000	55,675
#Level 3 Financing 144A 5.375% 5/1/25		20,000	19,062
SBA Tower Trust
#144A 2.24% 4/16/18		35,000	34,825
#144A 2.898% 10/15/19		25,000	25,080
Telefonica Emisiones 6.421% 6/20/16		10,000	10,357
Verizon Communications
4.40% 11/1/34		35,000	32,668
4.862% 8/21/46		80,000	75,307

			555,375

Electric Utilities–1.72%
#AES Gener 144A 5.25% 8/15/21		45,000	47,234
#American Transmission Systems 144A 5.25% 1/15/22		75,000	83,361
Appalachian Power 4.45% 6/1/45		25,000	24,367
Berkshire Hathaway Energy 3.75% 11/15/23		145,000	149,654
Cleveland Electric Illuminating 5.50% 8/15/24		40,000	45,671
@ComEd Financing III 6.35% 3/15/33		50,000	52,658
#•Electricite de France 144A 5.25% 12/29/49		100,000	96,625
Entergy 4.00% 7/15/22		35,000	36,196
Entergy Louisiana 4.05% 9/1/23		90,000	95,214

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Exelon
3.95% 6/15/25	35,000	$35,395
5.10% 6/15/45	35,000	35,874
Great Plains Energy 4.85% 6/1/21	20,000	21,964
Indiana Michigan Power 3.20% 3/15/23	55,000	55,149
Interstate Power & Light 3.40% 8/15/25	35,000	35,650
IPALCO Enterprises 5.00% 5/1/18	35,000	36,837
ITC Holdings 3.65% 6/15/24	25,000	25,122
Kansas City Power & Light 3.65% 8/15/25	65,000	66,493
LG&E & KU Energy 4.375% 10/1/21	130,000	142,007
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	35,733
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	54,889
3.625% 6/15/23	25,000	25,281
NV Energy 6.25% 11/15/20	45,000	52,518
Pennsylvania Electric 5.20% 4/1/20	70,000	76,348
Public Service of New Hampshire 3.50% 11/1/23	30,000	31,088
Public Service of Oklahoma 5.15% 12/1/19	60,000	67,369
Southern 2.75% 6/15/20	175,000	174,653
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	25,163
Xcel Energy 3.30% 6/1/25	110,000	109,266

		1,737,779

Electronic Equipment, Instruments & Components–0.12%
#Flextronics International 144A 4.75% 6/15/25	50,000	48,561
Molex Electronic Technologies
#144A 2.878% 4/15/20	35,000	34,654
#144A 3.90% 4/15/25	35,000	34,174

		117,389

Energy Equipment & Services–0.08%
Bristow Group 6.25% 10/15/22	15,000	12,975
Ensco 4.70% 3/15/21	55,000	46,369
Weatherford International Bermuda 4.50% 4/15/22	20,000	16,198

		75,542

Food & Staples Retailing–0.07%
Sysco
2.60% 10/1/20	35,000	35,054

LVIP Delaware Foundation® Moderate Allocation Fund—16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Sysco (continued)
3.75% 10/1/25	35,000	$35,411

		70,465

Food Products–0.13%
Campbell Soup 3.30% 3/19/25	55,000	54,454
JBS USA Finance
#144A 5.75% 6/15/25	40,000	37,000
#144A 5.875% 7/15/24	45,000	42,300

		133,754

Gas Utilities–0.12%
AmeriGas Finance 7.00% 5/20/22	25,000	25,750
Dominion Gas Holdings
3.60% 12/15/24	40,000	39,872
4.60% 12/15/44	55,000	52,468

		118,090

Health Care Equipment & Supplies–0.49%
Becton Dickinson 6.375% 8/1/19	70,000	80,087
Boston Scientific
2.65% 10/1/18	15,000	15,194
6.00% 1/15/20	65,000	72,967
Kinetic Concepts 10.50% 11/1/18	30,000	31,477
Mallinckrodt International Finance
#144A 4.875% 4/15/20	20,000	19,175
#144A 5.50% 4/15/25	50,000	44,750
St. Jude Medical
2.80% 9/15/20	25,000	25,162
3.875% 9/15/25	45,000	45,697
Zimmer Biomet Holdings
3.375% 11/30/21	70,000	70,875
4.625% 11/30/19	80,000	86,800

		492,184

Health Care Providers & Services–0.53%
Community Health Systems 6.875% 2/1/22	40,000	40,948
DaVita HealthCare Partners 5.00% 5/1/25	125,000	120,313
Express Scripts Holding
2.25% 6/15/19	35,000	34,921
3.50% 6/15/24	20,000	19,719
HCA 5.375% 2/1/25	105,000	104,213
HealthSouth
5.125% 3/15/23	10,000	9,663
5.75% 11/1/24	10,000	9,900
#144A 5.75% 9/15/25	10,000	9,725
Highmark
#144A 4.75% 5/15/21	40,000	41,602

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Highmark (continued)
#144A 6.125% 5/15/41	15,000	$15,220
IASIS Healthcare 8.375% 5/15/19	95,000	97,969
Tenet Healthcare 4.50% 4/1/21	35,000	34,606

		538,799

Hotels, Restaurants & Leisure–0.18%
Caesars Growth Properties Holdings 9.375% 5/1/22	25,000	19,687
Marriott International 3.375% 10/15/20	40,000	41,510
MGM Resorts International 6.00% 3/15/23	48,000	46,740
Starwood Hotels & Resorts Worldwide
@3.75% 3/15/25	35,000	34,357
@4.50% 10/1/34	5,000	4,425
#Wynn Las Vegas 144A 5.50% 3/1/25	45,000	38,756

		185,475

Household Durables–0.05%
Harman International Industries 4.15% 5/15/25	50,000	49,822

		49,822

Independent Power & Renewable Electricity Producers–0.02%
Calpine 5.375% 1/15/23	20,000	18,750

		18,750

Industrial Conglomerates–0.03%
#Gates Global 144A 6.00% 7/15/22	40,000	32,400

		32,400

Insurance–0.60%
Berkshire Hathaway Finance 2.90% 10/15/20	50,000	51,954
#HUB International 144A 7.875% 10/1/21	35,000	33,513
#Liberty Mutual Group 144A 4.95% 5/1/22	15,000	16,241
MetLife
6.40% 12/15/36	50,000	54,625
6.817% 8/15/18	130,000	148,155
Prudential Financial
4.50% 11/15/20	20,000	21,952
•5.375% 5/15/45	30,000	29,813
•5.875% 9/15/42	40,000	42,500
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,520
#144A 4.125% 11/1/24	75,000	76,597
#USI 144A 7.75% 1/15/21	5,000	4,913

LVIP Delaware Foundation® Moderate Allocation Fund —17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
XLIT
4.45% 3/31/25	50,000	$50,132
5.50% 3/31/45	25,000	23,613
•6.50% 12/29/49	25,000	19,913

		609,441

Internet & Catalog Retail–0.06%
#Netflix 144A 5.875% 2/15/25	60,000	61,950

		61,950

Internet Software & Services–0.23%
Baidu 2.75% 6/9/19	200,000	198,844
#Zayo Group 144A 6.00% 4/1/23	30,000	29,175

		228,019

IT Services–0.14%
First Data 11.25% 1/15/21	43,000	47,085
Xerox 6.35% 5/15/18	85,000	93,887

		140,972

Machinery–0.15%
Crane
2.75% 12/15/18	10,000	10,097
4.45% 12/15/23	55,000	57,722
Meritor 6.75% 6/15/21	15,000	15,150
#Milacron 144A 7.75% 2/15/21	20,000	20,500
Parker Hannifin 3.30% 11/21/24	5,000	5,110
@Trinity Industries 4.55% 10/1/24	45,000	42,585

		151,164

Media–0.72%
CBS 4.00% 1/15/26	25,000	24,646
CC Holdings GS V 3.849% 4/15/23	15,000	14,972
#CCO Holdings 144A 5.125% 5/1/23	45,000	41,598
#CCO Safari II 144A 4.908% 7/23/25	90,000	89,706
CSC Holdings 5.25% 6/1/24	100,000	79,125
DISH DBS 5.00% 3/15/23	25,000	21,000
Gray Television 7.50% 10/1/20	65,000	66,869
Interpublic Group 2.25% 11/15/17	25,000	25,074
Scripps Networks Interactive 3.95% 6/15/25	30,000	29,097
#SES 144A 3.60% 4/4/23	70,000	70,820
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	80,000	79,220
#Sirius XM Radio 144A 5.375% 4/15/25	70,000	67,025
Time Warner 4.85% 7/15/45	25,000	24,631
Time Warner Cable 5.50% 9/1/41	25,000	22,463

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Tribune Media 144A 5.875% 7/15/22	55,000	$53,487
WPP Finance 2010 5.625% 11/15/43	15,000	15,777

		725,510

Metals & Mining–0.20%
ArcelorMittal 10.60% 6/1/19	65,000	70,444
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	93,750
Joseph T Ryerson & Son
9.00% 10/15/17	15,000	13,425
@11.25% 10/15/18	3,000	2,737
#Lundin Mining 144A 7.50% 11/1/20	22,000	21,340

		201,696

Multiline Retail–0.07%
Kohl’s 4.25% 7/17/25	45,000	45,166
Target 2.30% 6/26/19	20,000	20,439

		65,605

Multi-Utilities–0.56%
Ameren Illinois 9.75% 11/15/18	170,000	210,134
American Water Capital
3.40% 3/1/25	40,000	40,582
4.30% 9/1/45	10,000	10,104
Dominion Resources 1.90% 6/15/18	70,000	69,979
#DTE Energy 144A 3.30% 6/15/22	40,000	40,991
•@Integrys Energy Group 6.11% 12/1/66	60,000	50,863
NiSource Finance 6.125% 3/1/22	40,000	46,654
SCANA 4.125% 2/1/22	55,000	55,968
WEC Energy Group 3.55% 6/15/25	40,000	40,708

		565,983

Oil, Gas & Consumable Fuels–1.59%
Chaparral Energy 7.625% 11/15/22	5,000	1,500
Chesapeake Energy 4.875% 4/15/22	50,000	32,875
Continental Resources 4.50% 4/15/23	85,000	73,926
Ecopetrol 5.375% 6/26/26	25,000	21,844
•Enbridge Energy Partners 8.05% 10/1/37	95,000	91,675
Energy Transfer Partners 9.70% 3/15/19	48,000	57,309
EnLink Midstream Partners 4.15% 6/1/25	35,000	32,168

LVIP Delaware Foundation® Moderate Allocation Fund—18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Enterprise Products Operating 7.034% 1/15/68	110,000	$116,325
Freeport-McMoran Oil & Gas 6.50% 11/15/20	23,000	20,801
#Gulfstream Natural Gas System 144A 4.60% 9/15/25	30,000	30,251
Kinder Morgan Energy Partners 9.00% 2/1/19	95,000	112,294
Laredo Petroleum 7.375% 5/1/22	40,000	38,900
Marathon Oil 3.85% 6/1/25	60,000	53,222
Murphy Oil USA 6.00% 8/15/23	50,000	51,375
Newfield Exploration
5.375% 1/1/26	50,000	46,000
5.625% 7/1/24	40,000	38,000
Noble Energy 5.05% 11/15/44	35,000	30,417
Noble Holding International 4.00% 3/16/18	10,000	9,477
Oasis Petroleum 6.875% 3/15/22	45,000	35,879
PDC Energy 7.75% 10/15/22	10,000	10,000
Petrobras Global Finance 4.875% 3/17/20	15,000	10,913
Petroleos Mexicanos 6.50% 6/2/41	20,000	18,496
Plains All American Pipeline 8.75% 5/1/19	95,000	113,406
Pride International 6.875% 8/15/20	70,000	66,673
Regency Energy Partners
5.50% 4/15/23	40,000	38,900
5.875% 3/1/22	35,000	35,913
Sunoco Logistics Partners Operations 3.45% 1/15/23	95,000	82,717
Talisman Energy
3.75% 2/1/21	40,000	37,767
5.50% 5/15/42	60,000	46,492
Williams Partners
4.00% 9/15/25	15,000	13,018
7.25% 2/1/17	85,000	90,472
#Woodside Finance 144A 8.75% 3/1/19	85,000	100,522
YPF
#144A 8.75% 4/4/24	25,000	22,220
#144A 8.875% 12/19/18	25,000	24,250

		1,605,997

Paper & Forest Products–0.30%
Georgia-Pacific 8.00% 1/15/24	110,000	142,789
International Paper
3.80% 1/15/26	135,000	133,288
5.00% 9/15/35	25,000	24,589

		300,666

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–0.10%
Actavis Funding 3.80% 3/15/25	15,000	$14,519
#EMD Finance 144A 2.95% 3/19/22	25,000	24,738
Omnicare 5.00% 12/1/24	25,000	27,250
#Valeant Pharmaceuticals International 144A 5.875% 5/15/23	40,000	38,325

		104,832

Real Estate Investment Trusts–0.76%
Alexandria Real Estate Equities 4.60% 4/1/22	35,000	36,831
American Tower
2.80% 6/1/20	10,000	9,990
4.00% 6/1/25	15,000	14,665
#American Tower Trust I 144A 3.07% 3/15/23	50,000	49,546
Carey (W.P.) 4.60% 4/1/24	35,000	35,753
CBL & Associates
4.60% 10/15/24	45,000	44,074
5.25% 12/1/23	10,000	10,434
Corporate Office Properties
3.60% 5/15/23	35,000	32,892
5.25% 2/15/24	45,000	46,517
DDR
7.50% 4/1/17	20,000	21,652
7.875% 9/1/20	70,000	85,600
Education Realty Operating Partnership 4.60% 12/1/24	40,000	40,270
Equinix 5.375% 4/1/23	58,000	57,020
Excel Trust 4.625% 5/15/24	25,000	24,773
GEO Group
5.125% 4/1/23	30,000	29,850
5.875% 10/15/24	25,000	25,375
Hospitality Properties Trust 4.50% 3/15/25	40,000	39,269
Host Hotels & Resorts 3.75% 10/15/23	30,000	29,414
#Omega Healthcare Investors 144A 5.25% 1/15/26	25,000	25,463
Regency Centers 5.875% 6/15/17	15,000	16,005
UDR 4.00% 10/1/25	15,000	15,261
Ventas Realty 4.125% 1/15/26	25,000	25,251
Weyerhaeuser 4.625% 9/15/23	50,000	53,496

		769,401

Road & Rail–0.03%
Kansas City Southern de Mexico 3.00% 5/15/23	25,000	24,229

		24,229

LVIP Delaware Foundation® Moderate Allocation Fund—19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment–0.12%
#Micron Technology 144A 5.25% 8/1/23	135,000	$124,511

		124,511

Software–0.17%
CDK Global 4.50% 10/15/24	35,000	35,313
Oracle
2.95% 5/15/25	80,000	78,091
3.25% 5/15/30	40,000	37,680
4.30% 7/8/34	20,000	20,090

		171,174

Specialty Retail–0.32%
AutoNation
3.35% 1/15/21	10,000	10,119
4.50% 10/1/25	20,000	20,424
Lowe’s 3.375% 9/15/25	35,000	35,406
QVC
4.375% 3/15/23	85,000	82,755
5.45% 8/15/34	50,000	44,800
Signet UK Finance 4.70% 6/15/24	125,000	126,455

		319,959

Technology Hardware, Storage & Peripherals–0.22%
Apple 3.45% 2/9/45	60,000	50,927
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	25,000	24,968
#144A 3.60% 10/15/20	25,000	24,993
#144A 4.90% 10/15/25	30,000	29,917
Seagate HDD Cayman
4.75% 1/1/25	75,000	72,130
#144A 4.875% 6/1/27	15,000	13,983

		216,918

Textiles, Apparel & Luxury Goods–0.04%
#INVISTA Finance 144A 4.25% 10/15/19	45,000	43,650

		43,650

Tobacco–0.07%
Reynolds American
2.30% 6/12/18	45,000	45,514
4.00% 6/12/22	5,000	5,232
5.85% 8/15/45	20,000	22,334

		73,080

Trading Companies & Distributors–0.05%
HD Supply 7.50% 7/15/20	10,000	10,450
United Rentals North America 5.50% 7/15/25	44,000	41,305

		51,755

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.29%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	$205,843
Sprint 7.125% 6/15/24	60,000	46,326
T-Mobile USA 6.125% 1/15/22	45,000	43,537

		295,706

Total Corporate Bonds (Cost $15,336,738)		14,948,198

MUNICIPAL BONDS–0.52%
Chicago, Illinois Series B 7.75% 1/1/42	50,000	50,115
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	25,000	28,375
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	16,487
5.75% 6/1/47	20,000	17,849
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	75,000	83,238
5.00% 6/1/45	25,000	27,553
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	20,000	20,138
New York City, New York Series I 5.00% 8/1/22	15,000	17,962
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	35,000	39,211
New York State Thruway Authority Series A 5.00% 5/1/19	20,000	22,575
Oregon State Taxable Pension 5.892% 6/1/27	35,000	42,400
State of California 5.00% 3/1/45	40,000	45,320
State of Maryland Local Facilities Series A 5.00% 8/1/21	20,000	23,925
State of Texas Transportation Commission Series A 5.00% 10/1/44	60,000	68,329
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	15,000	18,179

Total Municipal Bonds (Cost $509,265)		521,656

LVIP Delaware Foundation® Moderate Allocation Fund—20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–1.86%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	$100,195
Series 2014-4 A2 1.43% 6/17/19	65,000	65,115
•American Express Credit Account Secured Note Trust Series 2012-4 A 0.447% 5/15/20	125,000	124,806
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	100,369
BA Credit Card Trust
•Series 2014-A2 A 0.477% 9/16/19	30,000	29,983
•Series 2014-A3 A 0.497% 1/15/20	35,000	34,980
•Series 2015-A1 A 0.537% 6/15/20	125,000	124,810
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	100,429
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.247% 7/15/20	100,000	99,391
Chase Issuance Trust
•Series 2014-A5 A5 0.577% 4/15/21	100,000	100,057
Series 2015-A4 A 1.84% 4/15/22	100,000	99,920
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.445% 11/23/18	100,000	99,925
Discover Card Execution Note Trust Series 2015-A3 A 1.45% 3/15/21	100,000	99,987
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	29,984
#Ford Credit Auto Owner Trust Series 2014-2 A 144A 2.31% 4/15/26	100,000	101,425
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.666% 10/20/19	50,000	49,742
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	49,000	48,732
Mid-State Trust Series 11 A1 4.864% 7/15/38	10,801	11,439
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	100,148
#•PFS Financing Series 2015-AA A 144A 0.827% 4/15/20	100,000	99,437

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust Series 2015-2 A 1.60% 4/15/21		100,000	$100,358
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19		95,000	94,643
#Wendys Funding Series 2015-1A A2I 144A 3.371% 6/15/45		65,000	65,319

Total Non-Agency Asset-Backed Securities (Cost $1,880,575)			1,881,194

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.24%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		8,179	8,320
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		6,661	6,839
Series 2005-6 7A1 5.50% 7/25/20		1,174	1,145
•ChaseFlex Trust Series 2006-1 A4 4.798% 6/25/36		100,000	85,703
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		23,218	23,260
#•GSMPS Mortgage Loan Trust Series 1998-3 A 7.75% 9/19/27		6,899	7,149
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36		26,668	27,508
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33		2,996	2,977
#•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44		67,875	68,970
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		12,419	12,676

Total Non-Agency Collateralized Mortgage Obligations (Cost $209,938)			244,547

ΔREGIONAL BONDS–0.09%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	21,000	16,058

LVIP Delaware Foundation® Moderate Allocation Fund—21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Australia (continued)
Queensland Treasury #144A 4.75% 7/21/25	AUD	15,000	$11,935

			27,993

Canada–0.06%
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	8,454
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	50,590

			59,044

Total Regional Bonds (Cost $101,058)			87,037

«SENIOR SECURED LOANS–4.24%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		63,538	63,661
Air Medical Group Holdings Tranche B Ist Lien 4.50% 4/28/22		64,838	64,118
Aramark Tranche E 3.25% 9/7/19		58,200	58,157
BJ’s Wholesale Club 8.50% 3/31/20		65,000	64,540
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		326,492	323,880
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		44,438	39,216
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20		97,553	95,358
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22		44,888	42,306
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18		21,500	21,506
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19		67,387	67,362
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21		123,990	124,153
Dynegy Tranche B2 4.00% 4/23/20		129,338	129,241
Emdeon 1st Lien 3.75% 11/2/18		62,630	62,395
Energy Transfer Equity 1st Lien 3.25% 12/2/19		220,000	212,968
FCA US Tranche B 1st Lien 3.50% 5/24/17		4,873	4,857
First Data Tranche B 1st Lien 4.196% 3/24/21		217,237	217,236
Flying Fortress 1st Lien 3.50% 6/30/17		130,000	130,102
Gardner Denver 1st Lien 4.25% 7/30/20		173,671	164,168
HCA Tranche B4 3.077% 5/1/18		88,200	88,228

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
HCA Tranche B5 1st Lien 2.944% 3/31/17		96,040	$96,062
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20		178,767	178,599
Huntsman International Tranche B 1st Lien 3.75% 10/1/21		193,538	187,610
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19		115,000	95,683
Immucor Tranche B2 5.00% 8/19/18		38,658	38,488
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19		110,553	107,761
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21		172,813	170,329
Landry’s Tranche B 4.00% 4/24/18		29,952	30,012
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		60,000	59,903
MPH Acquisition Tranche B 3.75% 3/31/21		195,255	193,180
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20		64,672	63,419
Novelis Tranche B 1st Lien 4.00% 6/2/22		165,585	163,249
Numericable 4.50% 5/21/20		79,820	79,537
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		69,055	68,811
Panda Liberty Tranche B 7.50% 8/21/20		3,000	2,880
@Republic of Angola (Unsecured) 6.25% 12/16/23		72,000	64,080
Scientific Games International 1st Lien 6.00% 10/18/20		58,950	58,287
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		192,001	191,041
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		38,906	38,630
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		222,772	219,848
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19		207,002	205,337

Total Senior Secured Loans (Cost $4,327,590)			4,286,198

ΔSOVEREIGN BONDS–0.72%
Australia–0.02%
Australia Government Bond
3.25% 4/21/25	AUD	26,000	19,230
3.75% 4/21/37	AUD	4,000	3,036

			22,266

LVIP Delaware Foundation® Moderate Allocation Fund—22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	11,000	$9,242

			9,242

Dominican Republic–0.10%
#Dominican Republic International Bond 144A 5.50% 1/27/25		100,000	97,000

			97,000

Germany–0.01%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	12,000	13,374

			13,374

Hungary–0.01%
Hungary Government International Bond 5.375% 3/25/24		10,000	10,875

			10,875

Italy–0.13%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	115,000	129,599

			129,599

Japan–0.02%
Japan Government Forty Year Bond 1.40% 3/20/55	JPY	1,850,000	14,918

			14,918

Mexico–0.07%
Mexican Bonos
7.50% 6/3/27	MXN	434,000	28,049
10.00% 12/5/24	MXN	588,000	44,356

			72,405

Norway–0.02%
Kommunalbanken 5.00% 3/28/19	NZD	22,000	14,926
#Norway Government Bond 144A 2.00% 5/24/23	NOK	33,000	4,082

			19,008

Peru–0.03%
Peruvian Government International Bond 4.125% 8/25/27		32,000	31,520

			31,520

Poland–0.04%
Poland Government Bond 3.25% 7/25/25	PLN	151,000	41,168

			41,168

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Portugal–0.00%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,000	$4,258

			4,258

Republic of Korea–0.06%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	68,164,516	56,263

			56,263

South Africa–0.05%
South Africa Government Bond 8.00% 1/31/30	ZAR	760,000	51,111

			51,111

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	140,000	18,011

			18,011

United Kingdom–0.13%
United Kingdom Gilt
3.25% 1/22/44	GBP	18,100	31,697
3.50% 1/22/45	GBP	18,700	34,229
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	40,537	66,478

			132,404

Total Sovereign Bonds (Cost $766,902)			723,422

SUPRANATIONAL BANKS–0.09%
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	240,000,000	14,779
Inter-American Development Bank 6.00% 9/5/17	INR	2,600,000	39,151
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	40,000	27,245
International Finance 3.625% 5/20/20	NZD	11,000	7,153

Total Supranational Banks (Cost $101,837)			88,328

U.S. TREASURY OBLIGATIONS–6.80%
U.S. Treasury Bonds 3.00% 5/15/45		625,000	639,763
U.S. Treasury Notes
1.375% 8/31/20		5,000	5,007
1.375% 9/30/20		10,000	10,000
1.625% 7/31/20		4,485,000	4,540,390

LVIP Delaware Foundation® Moderate Allocation Fund––23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 8/15/25	380,000	$378,060
2.125% 5/15/25	1,285,000	1,292,981

Total U.S. Treasury Obligations (Cost $6,780,207)		6,866,201

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–5.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,733,291	$5,733,291

Total Money Market Fund (Cost $5,733,291)		5,733,291

TOTAL VALUE OF SECURITIES–102.41% (Cost $93,184,979)	103,431,562
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.41%)	(2,433,553)

NET ASSETS APPLICABLE TO 6,935,791 SHARES OUTSTANDING–100.00%	$100,998,009

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $6,052,429, which represents 5.99% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.
†	Non-income producing for the period.
•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.
*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Includes $1,267 foreign currencies pledged as collateral and $149,076 cash due to broker for futures contracts and $27,535 cash pledged as collateral for swaps as of September 30, 2015.
@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $1,541,490, which represents 1.53% of the Fund’s net assets.
♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $51,449, which represents 0.05% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2015.

LVIP Delaware Foundation® Moderate Allocation Fund––24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(81,774)	USD	57,949	10/16/15	$603
BAML	CAD	(109,265)	USD	82,086	10/16/15	212
BAML	EUR	874	USD	(978)	10/16/15	(2)
BAML	NZD	(123,301)	USD	78,129	10/16/15	(607)
BNP	AUD	485	USD	(344)	10/16/15	(4)
BNP	NOK	(365,115)	USD	43,592	10/16/15	716
DB	MXN	(160,103)	USD	9,491	10/16/15	43
HSBC	GBP	(26,421)	USD	40,580	10/16/15	614
JPMC	KRW	(65,187,280)	USD	54,996	10/16/15	31
JPMC	PLN	(26,137)	USD	6,922	10/16/15	48
JPMC	SEK	(152,412)	USD	17,959	10/16/15	(254)
TD	CAD	73,494	USD	(55,297)	10/16/15	(227)
TD	EUR	(32,444)	USD	36,546	10/16/15	285
TD	JPY	(1,839,899)	USD	15,191	10/16/15	(149)

						$1,309

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(17)	E-mini S&P 500 Index	$(1,657,526)	$(1,622,395)	12/21/15	$35,131
9	Euro-Bund	1,544,221	1,570,740	12/8/15	26,519
30	U.S. Treasury 5 yr Notes	3,586,506	3,615,469	1/2/16	28,963
9	U.S. Treasury 10 yr Notes	1,150,595	1,158,609	12/22/15	8,014
6	U.S. Treasury Long Bonds	927,250	944,062	12/22/15	16,812

		$5,551,046			$115,439

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	CDX.EM.23	220,000	1.00%	6/20/20	$6,327
JPMC	ICE-CDX.NA.HY.24	212,850	5.00%	6/20/20	6,048
JPMC	People’s Republic of China	86,000	1.00%	9/20/20	695
MSC	ICE-iTraxx EUR Crossover Series 24	EUR 140,000	5.00%	12/20/20	4,689

					$17,759

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Foundation® Moderate Allocation Fund—25

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

ICE–IntercontinentalExchange, Inc.

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMBB–JPMorgan Barclays Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$1,022,124	$—	$—	$1,022,124
Air Freight & Logistics	98,381	—	—	98,381
Auto Components	373,410	—	—	373,410
Automobiles	75,585	—	—	75,585

LVIP Delaware Foundation® Moderate Allocation Fund—26

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Banks	$1,467,290	$—	$—	$1,467,290
Beverages	132,963	—	—	132,963
Biotechnology	1,715,930	—	—	1,715,930
Building Products	100,726	—	—	100,726
Capital Markets	716,806	—	—	716,806
Chemicals	601,359	—	—	601,359
Commercial Services & Supplies	499,582	—	—	499,582
Communications Equipment	1,081,604	—	—	1,081,604
Construction & Engineering	76,409	—	—	76,409
Consumer Finance	81,222	—	—	81,222
Containers & Packaging	68,055	—	—	68,055
Diversified Financial Services	374,104	—	—	374,104
Diversified Telecommunication Services	743,240	—	—	743,240
Electric Utilities	354,950	—	—	354,950
Electrical Equipment	46,683	—	—	46,683
Electronic Equipment, Instruments & Components	88,518	—	—	88,518
Energy Equipment & Services	364,268	—	—	364,268
Food & Staples Retailing	923,959	—	—	923,959
Food Products	891,130	—	—	891,130
Gas Utilities	16,539	—	—	16,539
Health Care Equipment & Supplies	382,454	—	—	382,454
Health Care Providers & Services	1,162,196	—	—	1,162,196
Hotels, Restaurants & Leisure	427,949	—	—	427,949
Household Durables	50,835	—	—	50,835
Household Products	194,893	—	—	194,893
Industrial Conglomerates	159,895	—	—	159,895
Insurance	985,515	—	—	985,515
Internet & Catalog Retail	589,229	—	—	589,229
Internet Software & Services	1,599,341	—	—	1,599,341
IT Services	1,857,949	—	—	1,857,949
Leisure Products	24,325	—	—	24,325
Life Sciences Tools & Services	106,384	—	—	106,384
Machinery	297,108	—	—	297,108
Media	452,642	—	—	452,642
Metals & Mining	99,806	—	—	99,806
Multiline Retail	130,103	—	—	130,103
Multi-Utilities	52,753	—	—	52,753
Oil, Gas & Consumable Fuels	1,274,476	—	—	1,274,476
Paper & Forest Products	84,604	—	—	84,604
Pharmaceuticals	2,083,935	—	—	2,083,935
Professional Services	204,924	—	—	204,924
Real Estate Investment Trusts	2,780,649	—	—	2,780,649
Road & Rail	183,267	—	—	183,267
Semiconductors & Semiconductor Equipment	817,926	—	—	817,926
Software	1,807,184	—	—	1,807,184
Specialty Retail	892,389	—	—	892,389
Technology Hardware, Storage & Peripherals	373,724	—	—	373,724
Textiles, Apparel & Luxury Goods	405,689	—	—	405,689
Trading Companies & Distributors	49,023	—	—	49,023
Developed Markets
Aerospace & Defense	—	156,170	—	156,170
Air Freight & Logistics	—	276,282	—	276,282
Airlines	84,307	—	—	84,307
Auto Components	—	205,450	—	205,450
Automobiles	—	468,663	—	468,663
Banks	246,813	1,164,963	—	1,411,776
Beverages	—	364,893	—	364,893

LVIP Delaware Foundation® Moderate Allocation Fund—27

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Construction & Engineering	$—	$303,254	$—	$303,254
Containers & Packaging	—	239,390	—	239,390
Diversified Telecommunication Services	—	389,167	—	389,167
Energy Equipment & Services	—	104,529	—	104,529
Food & Staples Retailing	—	179,975	—	179,975
Food Products	—	266,352	—	266,352
Household Durables	—	219,952	—	219,952
Industrial Conglomerates	—	219,176	—	219,176
Insurance	—	384,045	—	384,045
IT Services	324,821	334,316	—	659,137
Life Sciences Tools & Services	63,163	—	—	63,163
Media	—	98,414	—	98,414
Metals & Mining	69,267	153,913	—	223,180
Multi-Utilities	—	131,421	—	131,421
Oil, Gas & Consumable Fuels	157,796	150,333	—	308,129
Pharmaceuticals	1,036,304	969,924	—	2,006,228
Road & Rail	—	266,796	—	266,796
Software	—	188,950	—	188,950
Specialty Retail	—	355,516	—	355,516
Textiles, Apparel & Luxury Goods	—	477,043	—	477,043
Tobacco	—	251,274	—	251,274
Trading Companies & Distributors	—	326,327	—	326,327
Wireless Telecommunication Services	—	217,020	—	217,020
Emerging Markets
Airlines	14,809	—	—	14,809
Automobiles	—	109,162	—	109,162
Banks	343,976	462,712	—	806,688
Beverages	142,475	232,340	—	374,815
Building Products	—	115,641	—	115,641
Chemicals	74,834	—	—	74,834
Construction & Engineering	9,352	—	—	9,352
Construction Materials	76,171	128,497	—	204,668
Diversified Financial Services	—	92,502	—	92,502
Diversified Telecommunication Services	102,831	—	—	102,831
Electronic Equipment, Instruments & Components	44,650	148,393	—	193,043
Food & Staples Retailing	83,339	—	—	83,339
Food Products	70,093	328,301	—	398,394
Hotels, Restaurants & Leisure	20,672	—	—	20,672
Insurance	—	80,783	—	80,783
Internet & Catalog Retail	18,042	—	—	18,042
Internet Software & Services	657,947	—	—	657,947
IT Services	62,608	—	—	62,608
Media	140,508	—	—	140,508
Metals & Mining	35,472	21,625	—	57,097
Multiline Retail	—	70,855	—	70,855
Oil, Gas & Consumable Fuels	586,347	186,978	—	773,325
Paper & Forest Products	—	25,035	—	25,035
Personal Products	54,745	—	—	54,745
Real Estate Management & Development	—	33,205	—	33,205
Semiconductors & Semiconductor Equipment	76,775	189,144	—	265,919
Technology Hardware, Storage & Peripherals	—	402,977	—	402,977
Transportation Infrastructure	3,690	—	—	3,690
Wireless Telecommunication Services	797,344	230,963	—	1,028,307
Convertible Preferred Stock	127,532	18,264	—	145,796
Exchange-Traded Funds	8,309,010	—	—	8,309,010
Preferred Stock	98,115	217,847	—	315,962
Agency Asset-Backed Security	—	241	—	241

LVIP Delaware Foundation® Moderate Allocation Fund—28

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$515,877	$—	$515,877
Agency Mortgage-Backed Securities	—	7,289,244	—	7,289,244
Agency Obligation	—	30,243	—	30,243
Commercial Mortgage-Backed Securities	—	2,306,587	31,137	2,337,724
Convertible Bonds	—	539,617	—	539,617
Corporate Bonds	—	14,948,198	—	14,948,198
Municipal Bonds	—	521,656	—	521,656
Non-Agency Asset-Backed Securities	—	1,781,207	99,987	1,881,194
Non-Agency Collateralized Mortgage Obligations	—	244,547	—	244,547
Regional Bonds	—	87,037	—	87,037
Senior Secured Loans	—	4,222,118	64,080	4,286,198
Sovereign Bonds	—	723,422	—	723,422
Supranational Banks	—	88,328	—	88,328
U.S. Treasury Obligations	—	6,866,201	—	6,866,201
Money Market Fund	5,733,291	—	—	5,733,291

Total	$51,113,103	$52,123,255	$195,204	$103,431,562

Foreign Currency Exchange Contracts	$—	$1,309	$—	$1,309

Futures Contracts	$115,439	$—	$—	$115,439

Swap Contracts	$—	$17,759	$—	$17,759

As a result of utilizing international fair value pricing at September 30, 2015, a portion of the Fund’s common stock investments was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Foundation® Moderate Allocation Fund—29

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.70%
Aerospace & Defense–2.66%
AAR	6,789	$128,787
†Aerojet Rocketdyne Holdings	9,478	153,354
†Aerovironment	2,215	44,389
†Astronics	2,505	101,277
B/E Aerospace	6,033	264,849
Boeing	37,923	4,966,017
BWX Technologies	11,734	309,308
Cubic	4,097	171,828
Curtiss-Wright	6,659	415,655
†DigitalGlobe	10,882	206,976
†Ducommun	1,600	32,112
†Esterline Technologies	4,509	324,152
General Dynamics	13,232	1,825,354
HEICO	2,773	135,544
HEICO Class A	4,578	207,887
Hexcel	12,095	542,582
Honeywell International	36,684	3,473,608
Huntington Ingalls Industries	7,025	752,729
†KLX	6,809	243,354
†Kratos Defense & Security Solutions	5,182	21,868
L-3 Communications Holdings	7,310	764,041
Lockheed Martin	15,708	3,256,425
†Moog Class A	5,219	282,191
Northrop Grumman	9,036	1,499,524
Orbital ATK	8,921	641,152
Precision Castparts	7,519	1,727,189
Raytheon	13,074	1,428,465
Rockwell Collins	11,575	947,298
†Spirit AeroSystems Holdings Class A	7,938	383,723
†Teledyne Technologies	4,923	444,547
Textron	22,144	833,500
†TransDigm Group	3,095	657,409
Triumph Group	6,690	281,515
United Technologies	41,853	3,724,498

		31,193,107

Air Freight & Logistics–0.66%
†Air Transport Services Group	11,784	100,753
†Atlas Air Worldwide Holdings	3,789	130,948
†Echo Global Logistics	2,584	50,646
Expeditors International of Washington	11,713	551,097
FedEx	11,653	1,677,799
Forward Air	3,352	139,074
†Hub Group Class A	4,075	148,371
Park-Ohio Holdings	801	23,117
Robinson (C.H.) Worldwide	11,156	756,154
United Parcel Service Class B	39,912	3,938,915
†UTi Worldwide	7,989	36,670
†XPO Logistics	9,607	228,935

		7,782,479

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Airlines–0.85%
Alaska Air Group	16,423	$1,304,807
Allegiant Travel	2,149	464,721
American Airlines Group	40,394	1,568,499
Copa Holdings Class A	4,803	201,390
Delta Air Lines	46,387	2,081,385
†Hawaiian Holdings	9,950	245,566
†JetBlue Airways	30,530	786,758
†Republic Airways Holdings	4,656	26,912
SkyWest	6,659	111,072
Southwest Airlines	39,453	1,500,792
†Spirit Airlines	10,860	513,678
†United Continental Holdings	21,708	1,151,609

		9,957,189

Auto Components–0.82%
†American Axle & Manufacturing Holdings	8,555	170,587
Autoliv	7,240	789,232
BorgWarner	18,858	784,304
Cooper Tire & Rubber	10,762	425,207
†Cooper-Standard Holding	1,676	97,208
Dana Holding	30,421	483,085
Delphi Automotive	16,408	1,247,664
Drew Industries	3,305	180,486
†Federal-Mogul Holdings Class A	11,461	78,279
†Fox Factory Holding	4,534	76,443
Gentex	35,564	551,242
†Gentherm	4,633	208,114
Goodyear Tire & Rubber	38,344	1,124,630
†Horizon Global	2,190	19,316
Johnson Controls	25,800	1,067,088
Lear	6,985	759,828
†Modine Manufacturing	8,303	65,345
†Motorcar Parts of America	2,029	63,589
Remy International	3,796	111,033
Standard Motor Products	2,906	101,361
Superior Industries International	3,283	61,326
†Tenneco	8,836	395,588
†Tower International	2,043	48,542
†Visteon	6,978	706,453

		9,615,950

Automobiles–0.64%
Ford Motor	270,509	3,670,807
General Motors	71,065	2,133,371
Harley-Davidson	15,921	874,063
†Tesla Motors	1,590	394,956
Thor Industries	6,373	330,121
Winnebago Industries	2,781	53,256

		7,456,574

Banks–6.11%
1st Source	1,566	48,233

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Ameris Bancorp	3,331	$95,766
Arrow Financial	432	11,547
Associated Banc-Corp	19,618	352,535
†Bancorp	1,514	11,537
BancorpSouth	15,664	372,333
Bank of America	445,610	6,942,604
Bank of Hawaii	6,284	398,971
Bank of the Ozarks	7,912	346,229
BankUnited	12,610	450,807
Banner	3,101	148,135
BB&T	33,256	1,183,914
BBCN Bancorp	12,568	188,771
Berkshire Hills Bancorp	5,646	155,491
BNC Bancorp	2,712	60,288
BOK Financial	5,855	378,877
Boston Private Financial Holdings	14,301	167,322
Bryn Mawr Bank	2,262	70,280
†Capital Bank Financial	4,655	140,721
Cardinal Financial	3,968	91,304
Cathay General Bancorp	11,484	344,061
CenterState Banks of Florida	1,100	16,170
Central Pacific Financial	5,001	104,871
Chemical Financial	4,839	156,542
CIT Group	10,255	410,508
Citigroup	127,708	6,335,594
City Holding	2,841	140,061
CoBiz Financial	3,260	42,413
Columbia Banking System	8,265	257,951
Comerica	9,594	394,313
Commerce Bancshares	13,283	605,173
Community Bank System	7,530	279,890
Community Trust Bancorp	500	17,755
ConnectOne Bancorp	1,620	31,266
Cullen/Frost Bankers	6,810	432,980
†Customers Bancorp	3,657	93,985
CVB Financial	12,226	204,174
†Eagle Bancorp	3,224	146,692
East West Bancorp	18,944	727,828
Enterprise Financial Services	1,140	28,694
Fidelity Southern	1,205	25,474
Fifth Third Bancorp	59,411	1,123,462
†First BanCorp (Puerto Rico)	32,583	115,995
First Busey	1,480	29,408
First Citizens BancShares Class A	710	160,460
First Commonwealth Financial	14,092	128,096
First Financial	880	28,468
First Financial Bancorp	9,348	178,360
First Horizon National	28,550	404,839
First Interstate BancSystem	3,666	102,061
First Merchants	5,490	143,948
First Midwest Bancorp	14,084	247,033
†First NBC Bank Holding	2,270	79,541

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Niagara Financial Group	40,123	$409,656
First of Long Island	800	21,624
First Republic Bank	13,071	820,467
FirstMerit	20,372	359,973
Flushing Financial	4,876	97,618
FNB	27,140	351,463
Fulton Financial	31,101	376,322
Glacier Bancorp	10,015	264,296
Great Southern Bancorp	946	40,962
Guaranty Bancorp	864	14,230
Hancock Holding	11,693	316,296
Hanmi Financial	4,000	100,800
Heartland Financial USA	2,604	94,499
Heritage Financial	3,857	72,589
†Hilltop Holdings	14,415	285,561
Home BancShares	8,798	356,319
†HomeTrust Bancshares	901	16,714
Huntington Bancshares	74,523	789,944
IBERIABANK	6,068	353,218
@Independent Bank (Massachusetts)	3,374	155,541
Independent Bank Group	1,383	53,149
International Bancshares	10,063	251,877
Investors Bancorp	41,256	509,099
JPMorgan Chase	165,456	10,087,852
KeyCorp	52,742	686,173
Lakeland Bancorp	1,264	14,043
Lakeland Financial	1,868	84,340
LegacyTexas Financial Group	5,131	156,393
M&T Bank	8,396	1,023,892
MB Financial	12,384	404,214
Mercantile Bank	836	17,372
Metro Bancorp	1,229	36,120
National Bank Holdings Class A	3,323	68,221
National Penn Bancshares	21,224	249,382
NBT Bancorp	5,373	144,749
OFG Bancorp	4,091	35,714
Old National Bancorp	17,834	248,428
Opus Bank	370	14,149
†Pacific Premier Bancorp	700	14,224
PacWest Bancorp	12,062	516,374
Peoples Bancorp	481	10,000
People’s United Financial	36,478	573,799
Pinnacle Financial Partners	4,099	202,532
PNC Financial Services Group	23,151	2,065,069
Popular	12,693	383,709
Preferred Bank	230	7,268
PrivateBancorp	11,176	428,376
Prosperity Bancshares	7,549	370,731
Regions Financial	72,373	652,081
Renasant	4,837	158,895
S&T Bancorp	3,442	112,278
Sandy Spring Bancorp	3,312	86,708

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†Seacoast Banking Corp of Florida	1,194	$17,528
ServisFirst Bancshares	80	3,322
†Signature Bank	2,593	356,693
Simmons First National Class A	1,182	56,653
South State	3,499	268,968
Southwest Bancorp	2,660	43,651
State Bank Financial	5,416	112,003
Sterling Bancorp	11,331	168,492
Stock Yards Bancorp	1,018	37,004
SunTrust Banks	23,145	885,065
†SVB Financial Group	4,498	519,699
Synovus Financial	16,288	482,125
Talmer Bancorp Class A	10,621	176,840
TCF Financial	27,139	411,427
†Texas Capital Bancshares	5,756	301,730
Tompkins Financial	654	34,897
TowneBank	6,489	122,318
TriCo Bancshares	416	10,221
Trustmark	10,322	239,161
U.S. Bancorp	73,174	3,000,866
UMB Financial	6,933	352,266
Umpqua Holdings	25,379	413,678
Union Bankshares	7,033	168,792
United Bankshares	10,676	405,581
United Community Banks	2,678	54,738
Univest Corp. of Pennsylvania	1,042	20,027
Valley National Bancorp	29,056	285,911
Washington Trust Bancorp	1,086	41,757
Webster Financial	11,063	394,175
Wells Fargo	211,575	10,864,376
WesBanco	729	22,927
Westamerica Bancorporation	2,893	128,565
†Western Alliance Bancorp	8,104	248,874
Wilshire Bancorp	10,111	106,267
Wintrust Financial	6,811	363,912
Yadkin Financial	3,834	82,393
Zions Bancorporation	14,089	388,011

		71,709,947

Beverages–1.82%
†Boston Beer Class A	1,347	283,692
Brown-Forman Class A	523	55,956
Brown-Forman Class B	6,886	667,253
Coca-Cola	186,990	7,502,039
Coca-Cola Bottling Consolidated	1,354	261,837
Coca-Cola Enterprises	19,755	955,154
Constellation Brands Class A	5,045	631,684
Dr Pepper Snapple Group	14,007	1,107,253
MGP Ingredients	1,497	23,967
Molson Coors Brewing Class B	10,132	841,159
†Monster Beverage	8,212	1,109,770
†National Beverage	552	16,963

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages (continued)
PepsiCo	83,267	$7,852,078

		21,308,805

Biotechnology–2.93%
AbbVie	94,538	5,143,813
†ACADIA Pharmaceuticals	4,881	161,415
†Acorda Therapeutics	4,839	128,282
†Agios Pharmaceuticals	1,184	83,579
†Alexion Pharmaceuticals	5,838	913,005
†Alkermes	3,336	195,723
†Alnylam Pharmaceuticals	2,227	178,962
Amgen	29,424	4,069,928
†Anacor Pharmaceuticals	600	70,626
†Arrowhead Research	5,804	33,431
Baxalta	27,199	857,040
†Biogen	11,266	3,287,531
†BioMarin Pharmaceutical	4,032	424,650
†Bluebird Bio	2,058	176,062
†Celgene	37,622	4,069,572
†Cepheid	3,168	143,194
†Clovis Oncology	1,025	94,259
†Dyax	7,132	136,150
†Emergent BioSolutions	5,759	164,074
Gilead Sciences	88,005	8,641,211
†Halozyme Therapeutic	1,066	14,316
†Incyte	10,148	1,119,629
†Insys Therapeutics	2,779	79,090
†Intercept Pharmaceuticals	860	142,640
†Intrexon	4,373	139,061
†Isis Pharmaceuticals	2,689	108,689
†Ligand Pharmaceuticals Class B	2,498	213,954
†Medivation	12,620	536,350
†Myriad Genetics	5,272	197,595
†Neurocrine Biosciences	3,241	128,959
†Novavax	3,345	23,649
†OPKO Health	18,068	151,952
†Puma Biotechnology	1,218	91,788
†Regeneron Pharmaceuticals	3,070	1,427,980
†Sarepta Therapeutics	4,004	128,568
†Seattle Genetics	4,025	155,204
†Ultragenyx Pharmaceutical	900	86,679
†United Therapeutics	2,451	321,669
†Vertex Pharmaceuticals	3,876	403,647
†ZIOPHARM Oncology	709	6,388

		34,450,314

Building Products–0.46%
AAON	7,025	136,145
Allegion	3,626	209,075
†American Woodmark	2,433	157,829
Apogee Enterprises	3,439	153,551
†Armstrong World Industries	7,592	362,442

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Builders FirstSource	12,418	$157,460
†Continental Building Products	6,258	128,539
Fortune Brands Home & Security	8,581	407,340
†Gibraltar Industries	3,900	71,565
Lennox International	5,615	636,348
Masco	22,402	564,082
†NCI Building Systems	6,362	67,246
†Nortek	596	37,733
Owens Corning	16,116	675,422
†Patrick Industries	2,808	110,888
†PGT	8,191	100,585
†Ply Gem Holdings	5,809	67,965
Quanex Building Products	4,360	79,221
Simpson Manufacturing	4,772	159,814
Smith (A.O.)	9,916	646,424
†Trex	4,106	136,853
Universal Forest Products	1,382	79,714
†USG	10,447	278,099

		5,424,340

Capital Markets–1.89%
†Affiliated Managers Group	4,373	747,739
Ameriprise Financial	7,597	829,061
Artisan Partners Asset Management	3,789	133,486
Bank of New York Mellon	47,295	1,851,599
BGC Partners Class A	1,900	15,618
BlackRock	3,799	1,130,089
Cohen & Steers	4,394	120,615
Diamond Hill Investment Group	152	28,278
†E*TRADE Financial	15,622	411,327
Eaton Vance	17,005	568,307
Evercore Partners Class A	5,155	258,987
Federated Investors Class B	13,518	390,670
Franklin Resources	21,004	782,609
Goldman Sachs Group	18,188	3,160,347
Greenhill	3,574	101,752
HFF Class A	4,900	165,424
Interactive Brokers Group	6,726	265,475
†INTL. FCStone	1,728	42,664
Invesco	26,923	840,805
Investment Technology Group	5,918	78,946
Janus Capital Group	23,005	312,868
†KCG Holdings	12,555	137,728
Legg Mason	13,075	544,051
LPL Financial Holdings	15,114	601,084
Morgan Stanley	62,745	1,976,467
Northern Trust	19,892	1,355,839
NorthStar Asset Management Group	6,847	98,323
Oppenheimer Holdings Class A	566	11,326
Raymond James Financial	13,800	684,894
Schwab (Charles)	33,576	958,931
SEI Investments	9,432	454,905

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
State Street	13,574	$912,309
†Stifel Financial	8,209	345,599
T. Rowe Price Group	12,360	859,020
TD Ameritrade Holding	9,765	310,918
Waddell & Reed Financial Class A	15,478	538,170
WisdomTree Investments	12,979	209,351

		22,235,581

Chemicals–2.52%
Air Products & Chemicals	8,136	1,037,991
Airgas	9,972	890,799
Albemarle	6,061	267,290
American Vanguard	3,629	41,951
Ashland	4,435	446,250
Axiall	10,643	166,989
Balchem	2,677	162,681
Cabot	8,393	264,883
Calgon Carbon	8,361	130,264
Celanese Class A	11,012	651,580
CF Industries Holdings	26,901	1,207,855
Chemours	8,717	56,399
†Chemtura	13,741	393,267
Cytec Industries	9,094	671,592
Dow Chemical	65,383	2,772,239
duPont (E.I.) deNemours	37,593	1,811,983
Eastman Chemical	18,625	1,205,410
Ecolab	13,105	1,437,881
FMC	7,320	248,221
Fuller (H.B.)	5,740	194,816
FutureFuel	4,566	45,112
†Grace (W.R.)	5,509	512,612
Hawkins	819	31,531
Huntsman	46,016	445,895
Innophos Holdings	2,701	107,068
Innospec	4,258	198,040
International Flavors & Fragrances	5,956	615,017
KMG Chemicals	1,701	32,812
Koppers Holdings	2,338	47,157
†Kraton Performance Polymers	4,560	81,624
Kronos Worldwide	6,569	40,793
†LSB Industries	2,575	39,449
LyondellBasell Industries Class A	25,148	2,096,337
Minerals Technologies	4,368	210,363
Monsanto	24,155	2,061,388
Mosaic	31,833	990,325
NewMarket	1,427	509,439
Olin	11,126	187,028
†OMNOVA Solutions	2,534	14,038
†Platform Specialty Products	22,651	286,535
PolyOne	12,817	376,051
PPG Industries	13,312	1,167,329
Praxair	16,799	1,711,146

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Quaker Chemical	1,377	$106,139
RPM International	12,198	510,974
Schulman (A.)	4,438	144,102
Scotts Miracle-Gro Class A	8,700	529,134
Sensient Technologies	3,376	206,949
Sherwin-Williams	4,501	1,002,733
Stepan	2,486	103,442
†Trecora Resources	1,810	22,480
Tredegar	492	6,435
Tronox	7,502	32,784
Valspar	7,308	525,299
Westlake Chemical	11,121	577,069

		29,634,970

Commercial Services & Supplies–1.29%
ABM Industries	8,740	238,689
†ACCO Brands	15,297	108,150
ADT	33,947	1,015,015
†ARC Document Solutions	6,046	35,974
Brady Class A	7,118	139,940
Brink’s	6,531	176,402
Cintas	8,381	718,671
†Clean Harbors	9,325	410,020
†Copart	16,745	550,911
Covanta Holding	22,488	392,416
Deluxe	9,390	523,399
Donnelley (R.R.) & Sons	33,962	494,487
Ennis	3,323	57,687
Essendant	6,195	200,904
G&K Services Class A	2,774	184,804
Herman Miller	8,070	232,739
HNI	5,865	251,609
Interface Class A	8,682	194,824
KAR Auction Services	16,983	602,897
Kimball International Class B	4,901	46,363
Knoll	7,864	172,851
Matthews International Class A	3,204	156,900
McGrath RentCorp	3,969	105,933
Mobile Mini	5,916	182,154
MSA Safety	3,870	154,684
Multi-Color	1,912	146,249
Pitney Bowes	23,939	475,189
Quad Graphics	5,244	63,452
Republic Services	43,925	1,809,710
Rollins	25,865	694,993
†SP Plus	2,499	57,852
Steelcase Class A	12,090	222,577
†Stericycle	4,662	649,463
†Team	2,683	86,178
Tetra Tech	9,359	227,517
†TRC	1,338	15,829
Tyco International	25,189	842,824

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
UniFirst	2,026	$216,397
US Ecology	3,569	155,787
Viad	1,892	54,849
Waste Connections	17,396	845,098
Waste Management	20,630	1,027,580
West	11,036	247,206

		15,187,173

Communications Equipment–1.32%
ADTRAN	4,884	71,306
Alliance Fiber Optic Products	1,200	20,508
†Arista Networks	2,531	154,872
†ARRIS Group	25,561	663,819
Brocade Communications Systems	57,142	593,134
†CalAmp	2,806	45,149
†Ciena	14,673	304,025
Cisco Systems	212,166	5,569,357
†CommScope Holding	23,189	696,366
Comtech Telecommunications	2,467	50,845
†EchoStar Class A	6,579	283,094
†F5 Networks	4,506	521,795
†Finisar	13,225	147,194
†Harmonic	15,891	92,168
Harris	8,495	621,409
†Infinera	2,440	47,726
InterDigital	6,220	314,732
†Ixia	8,963	129,874
Juniper Networks	23,720	609,841
Motorola Solutions	5,314	363,371
†NETGEAR	4,473	130,477
†NetScout Systems	3,994	141,268
†Palo Alto Networks	2,069	355,868
Plantronics	3,909	198,773
†Polycom	16,826	176,336
QUALCOMM	51,502	2,767,202
†Ruckus Wireless	5,246	62,322
Ubiquiti Networks	1,971	66,797
†ViaSat	4,222	271,432

		15,471,060

Construction & Engineering–0.40%
†AECOM	18,267	502,525
†Aegion	4,365	71,935
Argan	1,965	68,146
Chicago Bridge & Iron	19,462	771,863
Comfort Systems USA	5,275	143,797
†Dycom Industries	5,163	373,595
EMCOR Group	9,724	430,287
Fluor	15,066	638,045
Granite Construction	4,504	133,634
†Great Lakes Dredge & Dock	483	2,434
†Jacobs Engineering Group	13,830	517,657

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
KBR	15,549	$259,046
†MYR Group	2,986	78,233
Primoris Services	1,522	27,259
†Quanta Services	22,866	553,586
†Tutor Perini	7,043	115,928

		4,687,970

Construction Materials–0.17%
Eagle Materials	5,781	395,536
†Headwaters	9,629	181,025
Martin Marietta Materials	3,954	600,810
†US Concrete	2,196	104,947
Vulcan Materials	8,235	734,562

		2,016,880

Consumer Finance–0.87%
†Ally Financial	12,900	262,902
American Express	43,293	3,209,310
Capital One Financial	26,077	1,891,104
Cash America International	4,207	117,670
†Credit Acceptance	2,546	501,231
Discover Financial Services	29,578	1,537,760
†Encore Capital Group	3,358	124,246
†Enova International	937	9,576
†Ezcorp Class A	6,690	41,277
†First Cash Financial Services	2,912	116,655
†Green Dot Class A	3,768	66,317
Navient	57,265	643,659
Nelnet Class A	4,320	149,515
†PRA Group	6,942	367,371
†Santander Consumer USA Holdings	11,067	225,988
†SLM	54,985	406,889
†Springleaf Holdings	11,832	517,295

		10,188,765

Containers & Packaging–1.15%
†AEP Industries	374	21,441
AptarGroup	9,760	643,770
Avery Dennison	17,288	977,982
Ball	11,756	731,223
Bemis	16,843	666,477
†Berry Plastics Group	10,012	301,061
†Crown Holdings	7,001	320,296
Graphic Packaging Holding	63,505	812,229
Greif Class A	3,312	105,686
Myers Industries	2,920	39,128
†Owens-Illinois	29,881	619,134
Packaging Corp of America	10,592	637,215
Sealed Air	16,972	795,647
Silgan Holdings	11,004	572,648
Sonoco Products	15,608	589,046

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
WestRock	110,460	$5,682,062

		13,515,045

Distributors–0.18%
Core-Mark Holding	2,614	171,086
Genuine Parts	11,206	928,865
†LKQ	21,855	619,808
Pool	4,978	359,909

		2,079,668

Diversified Consumer Services–0.30%
†American Public Education	2,213	51,895
Block (H&R)	20,150	729,430
†Bright Horizons Family Solutions	6,159	395,654
Carriage Services	2,326	50,218
Graham Holdings	553	319,081
†Grand Canyon Education	6,766	257,040
†Houghton Mifflin Harcourt	17,577	356,989
†K12	6,889	85,699
Service Corp International	33,828	916,739
†ServiceMaster Global Holdings	1,990	66,765
Sotheby’s	7,971	254,913
†Strayer Education	839	46,120

		3,530,543

Diversified Financial Services–1.33%
†Berkshire Hathaway Class B	65,443	8,533,767
CBOE Holdings	10,376	696,022
CME Group	14,438	1,338,980
GAIN Capital Holdings	5,501	40,047
Intercontinental Exchange	3,191	749,853
Leucadia National	19,765	400,439
MarketAxess Holdings	3,353	311,427
McGraw-Hill Financial	15,553	1,345,335
Moody’s	7,458	732,376
MSCI	6,463	384,290
Nasdaq	10,110	539,166
†PICO Holdings	2,699	26,126
Voya Financial	14,542	563,793

		15,661,621

Diversified Telecommunication Services–2.01%
AT&T	309,571	10,085,823
Atlantic Tele-Network	1,514	111,930
CenturyLink	29,990	753,349
†Cincinnati Bell	25,476	79,485
Cogent Communications Holdings	5,986	162,580
Consolidated Communications Holdings	8,146	156,973
†FairPoint Communications	2,657	40,944
Frontier Communications	122,933	583,932
†General Communication Class A	7,752	133,800
IDT Class B	3,397	48,577

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Inteliquent	5,052	$112,811
†Level 3 Communications	19,670	859,382
Lumos Networks	2,700	32,832
†ORBCOMM	9,336	52,095
†Premiere Global Services	5,289	72,671
Verizon Communications	236,167	10,275,626

		23,562,810

Electric Utilities–1.49%
ALLETE	6,594	332,931
American Electric Power	19,483	1,107,803
Duke Energy	28,158	2,025,687
Edison International	12,899	813,540
El Paso Electric	4,644	170,992
Empire District Electric	4,987	109,864
Entergy	9,739	634,009
Eversource Energy	18,515	937,229
Exelon	35,590	1,057,023
FirstEnergy	22,090	691,638
Great Plains Energy	19,671	531,510
IDACORP	6,633	429,221
ITC Holdings	17,846	594,986
MGE Energy	3,422	140,952
NextEra Energy	17,820	1,738,341
OGE Energy	25,468	696,804
Otter Tail	4,368	113,830
Pinnacle West Capital	6,414	411,394
PNM Resources	9,656	270,851
Portland General Electric	9,526	352,176
PPL	26,960	886,714
Southern	36,734	1,642,010
Unitil	1,492	55,025
Westar Energy	16,602	638,181
Xcel Energy	29,989	1,061,910

		17,444,621

Electrical Equipment–0.65%
Acuity Brands	2,185	383,642
Allied Motion Technologies	1,708	30,351
AMETEK	19,210	1,005,067
AZZ	4,022	195,831
†Babcock & Wilcox Enterprises	3,239	54,415
Eaton	13,572	696,244
Emerson Electric	32,448	1,433,228
Encore Wire	2,356	76,971
EnerSys	7,070	378,811
Franklin Electric	6,304	171,658
†Generac Holdings	13,746	413,617
General Cable	9,785	116,441
Hubbell Class B	5,665	481,242
Powell Industries	1,827	54,993
†Power Solutions International	813	18,463

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
†PowerSecure International	3,336	$38,431
Regal Beloit	4,821	272,145
Rockwell Automation	10,776	1,093,441
†Sensata Technologies Holding	10,345	458,697
†SolarCity	5,142	219,615
†Thermon Group Holdings	3,728	76,610

		7,669,913

Electronic Equipment, Instruments & Components–1.20%
Amphenol Class A	21,362	1,088,608
†Anixter International	4,994	288,553
†Arrow Electronics	14,547	804,158
Avnet	14,595	622,915
AVX	10,683	139,840
Badger Meter	1,396	81,052
Belden	3,678	171,726
CDW	15,967	652,412
Checkpoint Systems	3,613	26,194
Cognex	8,502	292,214
†Coherent	2,394	130,952
Corning	56,457	966,544
Daktronics	5,746	49,818
Dolby Laboratories Class A	6,088	198,469
†DTS	1,495	39,917
†Fabrinet	5,499	100,797
FEI	3,888	283,980
†Flextronics International	12,668	133,521
FLIR Systems	17,970	502,980
†GSI Group	700	8,911
†II-VI	7,979	128,302
Ingram Micro	16,845	458,858
†IPG Photonics	6,576	499,579
†Itron	3,730	119,024
Jabil Circuit	33,466	748,634
†Keysight Technologies	18,358	566,161
Littelfuse	2,295	209,189
†Mercury Systems	3,446	54,826
Methode Electronics	4,593	146,517
MTS Systems	1,823	109,581
†Multi-Fineline Electronix	3,137	52,388
National Instruments	9,924	275,788
†Newport	4,964	68,255
†OSI Systems	2,992	230,264
Park Electrochemical	2,423	42,621
PC Connection	3,183	65,984
†Plexus	3,371	130,053
†RealD	4,126	39,651
†Rofin-Sinar Technologies	3,306	85,725
†Rogers	2,571	136,726
†Sanmina	10,665	227,911
†ScanSource	4,669	165,563
SYNNEX	5,679	483,056

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity	16,123	$965,606
†Tech Data	5,267	360,789
†Trimble Navigation	21,477	352,652
†TTM Technologies	12,750	79,433
†Universal Display	356	12,068
Vishay Intertechnology	23,342	226,184
†Zebra Technologies	5,363	410,538

		14,035,487

Energy Equipment & Services–1.16%
Atwood Oceanics	8,344	123,575
†Basic Energy Services	5,503	18,160
Bristow Group	5,275	137,994
†Cameron International	21,754	1,333,955
Core Laboratories	5,352	534,130
Diamond Offshore Drilling	17,249	298,408
†Dril-Quip	5,598	325,916
†Era Group	2,010	30,090
Exterran Holdings	11,511	207,198
†FMC Technologies	8,455	262,105
†Forum Energy Technologies	11,621	141,892
Halliburton	45,129	1,595,310
Helmerich & Payne	13,455	635,883
†Key Energy Services	21,340	10,030
†Matrix Service	3,017	67,792
Nabors Industries	38,730	365,999
†Newpark Resources	12,083	61,865
Noble	26,081	284,544
Oceaneering International	12,328	484,244
†Oil States International	6,670	174,287
†Parker Drilling	15,756	41,438
Patterson-UTI Energy	23,484	308,580
†Pioneer Energy Services	7,354	15,443
†RigNet	1,617	41,233
Rowan	17,903	289,133
RPC	28,600	253,110
Schlumberger	59,269	4,087,783
†SEACOR Holdings	2,936	175,602
Superior Energy Services	21,611	272,947
Tesco	5,029	35,907
†TETRA Technologies	6,536	38,628
Transocean	21,725	280,687
†Weatherford International	81,384	690,136

		13,624,004

Food & Staples Retailing–1.81%
Andersons	4,370	148,842
Casey’s General Stores	14,573	1,499,853
†Chefs’ Warehouse	2,580	36,533
Costco Wholesale	21,531	3,112,737
CVS Health	32,175	3,104,244
Ingles Markets Class A	2,345	112,161

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
Kroger	54,430	$1,963,290
PriceSmart	3,470	268,370
†Rite Aid	49,757	302,025
SpartanNash	5,888	152,205
†Sprouts Farmers Market	18,502	390,392
†SUPERVALU	35,583	255,486
Sysco	29,408	1,146,030
†United Natural Foods	6,297	305,467
Village Super Market Class A	618	14,591
Walgreens Boots Alliance	29,143	2,421,783
Wal-Mart Stores	78,281	5,075,740
Weis Markets	969	40,456
Whole Foods Market	27,380	866,577

		21,216,782

Food Products–1.73%
Alico	234	9,498
Archer-Daniels-Midland	28,592	1,185,138
B&G Foods	9,162	333,955
†Boulder Brands	5,932	48,583
Bunge	7,740	567,342
Calavo Growers	1,666	74,370
Cal-Maine Foods	5,923	323,455
Campbell Soup	25,897	1,312,460
ConAgra Foods	17,971	728,005
†Darling Ingredients	11,907	133,835
Dean Foods	10,300	170,156
†Diamond Foods	4,171	128,717
†Farmer Bros	400	10,900
Flowers Foods	26,330	651,404
Fresh Del Monte Produce	6,613	261,280
General Mills	29,451	1,653,085
†Hain Celestial Group	6,685	344,946
Hershey	8,647	794,486
Hormel Foods	13,880	878,743
Ingredion	8,589	749,906
J&J Snack Foods	2,310	262,555
Kellogg	12,773	850,043
Lancaster Colony	3,385	329,970
†Landec	1,935	22,581
McCormick	7,654	629,006
Mead Johnson Nutrition	16,175	1,138,720
Mondelez International	49,299	2,064,149
Pilgrim’s Pride	13,126	272,758
Pinnacle Foods	17,966	752,416
†Post Holdings	8,644	510,860
Sanfilippo John B. & Son	748	38,342
†Seaboard	14	43,106
Smucker (J.M.)	7,511	856,930
Snyders-Lance	7,138	240,765
†TreeHouse Foods	5,237	407,386
Tyson Foods Class A	25,962	1,118,962

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†WhiteWave Foods	8,805	$353,521

		20,252,334

Gas Utilities–0.49%
AGL Resources	14,810	904,002
Atmos Energy	10,204	593,669
Chesapeake Utilities	1,638	86,945
Laclede Group	5,436	296,425
National Fuel Gas	10,472	523,391
New Jersey Resources	11,433	343,333
Northwest Natural Gas	3,933	180,289
ONE Gas	6,456	292,650
Piedmont Natural Gas	10,405	416,928
Questar	22,383	434,454
South Jersey Industries	7,029	177,482
Southwest Gas	4,816	280,869
UGI	24,954	868,898
WGL Holdings	6,029	347,692

		5,747,027

Health Care Equipment & Supplies–1.87%
Abaxis	2,179	95,854
Abbott Laboratories	42,875	1,724,433
†ABIOMED	1,600	148,416
†Alere	10,100	486,315
†Align Technology	8,601	488,193
Analogic	1,912	156,860
†AngioDynamics	5,678	74,893
†Anika Therapeutics	1,937	61,655
Atrion	226	84,741
Bard (C.R.)	6,214	1,157,730
Baxter International	23,599	775,227
Becton, Dickinson	8,598	1,140,611
†Boston Scientific	26,851	440,625
Cantel Medical	4,304	244,037
CONMED	2,672	127,561
Cooper	1,674	249,192
†Cyberonics	3,945	239,777
†Cynosure Class A	3,265	98,081
DENTSPLY International	8,284	418,922
†DexCom	3,004	257,923
†Edwards Lifesciences	8,147	1,158,259
†Exactech	917	15,983
†Globus Medical	8,601	177,697
†Greatbatch	3,432	193,633
†Haemonetics	5,852	189,137
†Halyard Health	7,052	200,559
Hill-Rom Holdings	7,462	387,949
†Hologic	23,871	934,072
†ICU Medical	1,330	145,635
†IDEXX Laboratories	8,497	630,902
†Inogen	389	18,886

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integra LifeSciences Holdings	3,894	$231,888
†Intuitive Surgical	1,073	493,129
Invacare	4,463	64,580
†Masimo	8,238	317,657
Medtronic	30,227	2,023,395
Meridian Bioscience	6,320	108,072
†Merit Medical Systems	4,462	106,686
†Natus Medical	2,545	100,400
†Neogen	3,194	143,698
†NuVasive	4,865	234,590
†Orthofix International	1,657	55,924
†Quidel	952	17,974
ResMed	7,991	407,221
†RTI Surgical	7,962	45,224
†SeaSpine Holdings	1,244	20,153
†Sirona Dental Systems	6,038	563,587
St. Jude Medical	10,065	635,001
STERIS	7,603	493,967
Stryker	9,708	913,523
†SurModics	1,196	26,121
Teleflex	4,476	555,964
†Thoratec	3,118	197,245
†Varian Medical Systems	7,434	548,481
†Vascular Solutions	1,826	59,181
West Pharmaceutical Services	9,190	497,363
Zimmer Biomet Holdings	6,677	627,171

		22,011,953

Health Care Providers & Services–3.06%
†Acadia Healthcare	6,447	427,243
Aceto	3,288	90,256
Aetna	19,426	2,125,399
†Air Methods	7,270	247,834
†Almost Family	1,338	53,587
†Amedisys	2,891	109,771
AmerisourceBergen	5,178	491,858
†AMN Healthcare Services	7,388	221,714
†Amsurg	7,302	567,438
Anthem	12,651	1,771,140
†Brookdale Senior Living	13,344	306,378
†Capital Senior Living	3,028	60,711
Cardinal Health	16,212	1,245,406
†Centene	5,982	324,404
Chemed	2,440	325,667
Cigna	10,510	1,419,060
†Community Health Systems	21,088	901,934
†CorVel	4,063	131,235
†Cross Country Healthcare	2,049	27,887
†DaVita HealthCare Partners	17,515	1,266,860
Ensign Group	3,570	152,189
†Envision Healthcare Holdings	9,949	366,024
†ExamWorks Group	5,018	146,726

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Express Scripts Holding	29,574	$2,394,311
†Hanger	4,881	66,577
†HCA Holdings	12,467	964,447
†Health Net	9,142	550,531
HealthSouth	11,052	424,065
†Healthways	6,476	72,013
†Henry Schein	5,219	692,666
Humana	8,492	1,520,068
†IPC Healthcare	2,147	166,800
Kindred Healthcare	12,991	204,608
†Laboratory Corp of America Holdings	4,807	521,415
Landauer	60	2,219
†LHC Group	2,482	111,119
†LifePoint Health	7,055	500,199
†Magellan Health	4,141	229,536
McKesson	11,235	2,078,812
†MEDNAX	7,986	613,245
†Molina Healthcare	6,463	444,978
National HealthCare	305	18,571
Owens & Minor	8,057	257,341
Patterson	12,944	559,828
†PharMerica	3,751	106,791
†Premier Class A	4,634	159,271
†Providence Service	1,930	84,109
Quest Diagnostics	17,031	1,046,896
Select Medical Holdings	20,300	219,037
†Surgical Care Affiliates	7,203	235,466
†Team Health Holdings	8,590	464,118
†Tenet Healthcare	15,569	574,807
†Triple-S Management Class B	3,127	55,692
U.S. Physical Therapy	1,600	71,824
UnitedHealth Group	49,571	5,750,732
†Universal American	11,905	81,430
Universal Health Services Class B	7,416	925,591
†VCA	9,185	483,590
†WellCare Health Plans	5,348	460,891

		35,894,315

Health Care Technology–0.18%
†Allscripts Healthcare Solutions	20,550	254,820
†athenahealth	2,191	292,170
†Cerner	11,856	710,886
Computer Programs & Systems	971	40,908
†HealthStream	2,152	46,935
†HMS Holdings	8,554	75,019
†IMS Health Holdings	8,017	233,295
†MedAssets	7,323	146,899
†Merge Healthcare	10,594	75,217
†Omnicell	2,562	79,678
Quality Systems	6,110	76,253
†Veeva Systems Class A	4,278	100,148

		2,132,228

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.68%
Aramark	21,338	$632,458
†Belmond	15,774	159,475
†Biglari Holdings	1	366
†BJ’s Restaurants	3,790	163,084
Bloomin’ Brands	24,094	438,029
Bob Evans Farms	3,052	132,304
†Bravo Brio Restaurant Group	2,116	23,847
Brinker International	6,684	352,046
†Buffalo Wild Wings	3,038	587,640
Carnival	12,449	618,715
†Carrols Restaurant Group	3,029	36,045
Cheesecake Factory	6,977	376,479
†Chipotle Mexican Grill	1,590	1,145,197
Choice Hotels International	7,826	372,909
†Chuy’s Holdings	1,400	39,760
ClubCorp Holdings	7,852	168,504
Cracker Barrel Old Country Store	4,396	647,443
Darden Restaurants	5,562	381,219
†Del Frisco’s Restaurant Group	2,666	37,031
†Denny’s	10,416	114,888
†Diamond Resorts International	9,452	221,082
DineEquity	3,027	277,455
Domino’s Pizza	3,807	410,813
Dunkin’ Brands Group	8,637	423,213
†Fiesta Restaurant Group	2,409	109,296
Hilton Worldwide Holdings	12,339	283,057
†Hyatt Hotels Class A	2,033	95,754
Interval Leisure Group	6,635	121,819
Jack in the Box	4,674	360,085
†Krispy Kreme Doughnuts	4,644	67,942
†La Quinta Holdings	15,085	238,041
Las Vegas Sands	22,692	861,615
Marriott International Class A	8,531	581,814
Marriott Vacations Worldwide	3,991	271,947
McDonald’s	54,504	5,370,279
†Norwegian Cruise Line Holdings	12,252	702,040
†Panera Bread Class A	4,367	844,621
Papa John’s International	4,299	294,396
†Popeyes Louisiana Kitchen	2,261	127,430
†Red Robin Gourmet Burgers	1,751	132,621
Restaurant Brands International	3,170	113,866
Royal Caribbean Cruises	20,115	1,792,045
†Ruby Tuesday	8,013	49,761
Ruth’s Hospitality Group	4,654	75,581
SeaWorld Entertainment	15,297	272,440
Six Flags Entertainment	11,276	516,215
Sonic	4,619	106,006
Speedway Motorsports	5,420	97,831
Starbucks	93,795	5,331,308
Starwood Hotels & Resorts Worldwide	14,192	943,484
Texas Roadhouse	9,489	352,991
Vail Resorts	5,717	598,456

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s	50,385	$435,830
Wyndham Worldwide	8,697	625,314
Yum Brands	24,572	1,964,531

		31,498,418

Household Durables–0.90%
†CalAtlantic Group	39,881	319,048
†Cavco Industries	858	58,421
Ethan Allen Interiors	3,159	83,429
Flexsteel Industries	262	8,187
Garmin	10,598	380,256
†GoPro	11,800	368,396
†Green Brick Partners	1,200	12,996
Harman International Industries	3,579	343,548
†Helen of Troy	3,194	285,224
Horton (D.R.)	23,627	693,689
†Installed Building Products	1,727	43,659
La-Z-Boy	7,762	206,159
Leggett & Platt	7,668	316,305
Lennar Class A	15,130	728,207
Libbey	2,727	88,927
†M/I Homes	4,399	103,728
MDC Holdings	8,114	212,425
†Meritage Homes	6,285	229,528
†Mohawk Industries	6,230	1,132,552
NACCO Industries Class A	200	9,510
Newell Rubbermaid	14,778	586,834
†NVR	584	890,728
PulteGroup	22,225	419,386
Ryland Group	7,243	295,732
†Taylor Morrison Home Class A	4,452	83,074
†Tempur Sealy International	7,403	528,796
†Toll Brothers	10,502	359,588
†TopBuild	3,133	97,029
†TRI Pointe Homes	24,489	320,561
Tupperware Brands	6,114	302,582
†Universal Electronics	1,276	53,630
Whirlpool	6,493	956,159
†William Lyon Homes Class A	2,599	53,539
†Zagg	1,799	12,215

		10,584,047

Household Products–1.34%
†Central Garden & Pet Class A	5,487	88,396
Church & Dwight	7,774	652,239
Clorox	10,920	1,261,588
Colgate-Palmolive	50,978	3,235,064
Energizer Holdings	2,565	99,291
†HRG Group	28,963	339,736
Kimberly-Clark	21,560	2,350,902
Procter & Gamble	98,413	7,079,831
Spectrum Brands Holdings	5,797	530,483

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
WD-40	1,305	$116,236

		15,753,766

Independent Power & Renewable Electricity Producers–0.20%
AES	39,067	382,466
†Calpine	63,983	934,152
†Dynegy	13,812	285,494
NRG Energy	28,788	427,502
NRG Yield Class A	4,200	46,830
NRG Yield Class C	4,200	48,762
Pattern Energy Group	8,394	160,241
†Talen Energy	3,367	34,007

		2,319,454

Industrial Conglomerates–1.35%
3M	34,245	4,854,914
Carlisle	4,973	434,541
Danaher	25,173	2,144,991
General Electric	295,100	7,442,422
Raven Industries	2,462	41,731
Roper Technologies	5,996	939,573

		15,858,172

Insurance–3.71%
ACE	14,785	1,528,769
Aflac	20,377	1,184,515
†Alleghany	1,013	474,195
Allied World Assurance Holdings	11,456	437,276
Allstate	20,075	1,169,168
†Ambac Financial Group	5,809	84,056
American Equity Investment Life Holding	11,818	275,478
American Financial Group	10,253	706,534
American International Group	59,895	3,403,234
American National Insurance	2,702	263,823
AMERISAFE	3,206	159,434
AmTrust Financial Services	12,682	798,712
Aon	10,160	900,278
†Arch Capital Group	7,791	572,405
Arthur J. Gallagher	13,473	556,165
Aspen Insurance Holdings	7,904	367,299
Assurant	8,541	674,824
Assured Guaranty	24,002	600,050
Berkley (W.R.)	13,112	712,899
Brown & Brown	19,616	607,508
Chubb	11,494	1,409,739
Cincinnati Financial	9,836	529,177
CNA Financial	2,638	92,145
Employers Holdings	4,584	102,177
Endurance Specialty Holdings	5,889	359,406
†Enstar Group	301	45,150
Erie Indemnity Class A	2,487	206,272
Everest Re Group	4,523	784,017

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Federated National Holding	2,034	$48,857
Fidelity & Guaranty Life	4,327	106,185
First American Financial	14,738	575,814
†Genworth Financial	43,794	202,328
†Greenlight Capital Re Class A	4,459	99,347
Hanover Insurance Group	5,492	426,728
Hartford Financial Services Group	38,206	1,749,071
HCC Insurance Holdings	6,950	538,417
HCI Group	2,595	100,608
Kemper	7,867	278,256
Loews	22,514	813,656
Maiden Holdings	14,033	194,778
†Markel	790	633,469
Marsh & McLennan	26,368	1,376,937
†MBIA	23,888	145,239
Mercury General	6,858	346,398
MetLife	40,366	1,903,257
National General Holdings	6,191	119,424
National Interstate	879	23,452
National Western Life Insurance Class A	200	44,540
†Navigators Group	2,199	171,478
Old Republic International	32,974	515,713
OneBeacon Insurance Group Class A	3,300	46,332
Primerica	7,888	355,512
Principal Financial Group	27,024	1,279,316
ProAssurance	8,169	400,853
Progressive	70,567	2,162,173
Prudential Financial	19,098	1,455,459
Reinsurance Group of America	4,286	388,269
RenaissanceRe Holdings	6,266	666,201
RLI	5,894	315,506
Safety Insurance Group	2,774	150,212
@Selective Insurance Group	9,030	280,472
StanCorp Financial Group	5,304	605,717
State Auto Financial	500	11,405
Stewart Information Services	3,350	137,049
Symetra Financial	17,596	556,737
Torchmark	8,444	476,242
Travelers	23,242	2,313,276
United Fire Group	2,487	87,169
United Insurance Holdings	3,254	42,790
Universal Insurance Holdings	7,335	216,676
Unum Group	16,329	523,834
Validus Holdings	10,494	472,965
White Mountains Insurance Group	212	158,428
Willis Group Holdings	10,088	413,305
XL Group	16,530	600,370

		43,534,925

Internet & Catalog Retail–1.41%
†1-800-Flowers.com Class A	5,253	47,802

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Amazon.com	18,776	$9,611,247
†Blue Nile	592	19,856
Expedia	8,126	956,268
†FTD	4,356	129,809
†Groupon	61,441	200,298
HSN	6,625	379,215
†Liberty TripAdvisor Holdings Class A	10,113	224,205
†Netflix	10,864	1,121,817
Nutrisystem	3,791	100,537
†Priceline Group	2,455	3,036,491
†Shutterfly	4,744	169,598
†TripAdvisor	8,832	556,593

		16,553,736

Internet Software & Services–2.03%
†Actua	5,753	67,655
†Akamai Technologies	9,655	666,774
†Angie’s List	2,100	10,584
†Blucora	5,281	72,719
Cimpress	4,105	312,432
†Constant Contact	1,950	47,268
†CoStar Group	971	168,041
†Dealertrack Technologies	5,299	334,685
†DHI Group	5,517	40,329
EarthLink Holdings	19,178	149,205
†eBay	42,250	1,032,590
†Envestnet	1,992	59,700
†Facebook Class A	57,060	5,129,694
†Google Class A	8,310	5,304,855
†Google Class C	8,766	5,333,410
†GrubHub	5,087	123,818
†GTT Communications	1,807	42,031
InterActiveCorp	8,453	551,727
†Internap	6,320	38,742
†Intralinks Holdings	5,548	45,993
@j2 Global	6,291	445,717
†Limelight Networks	5,104	9,749
†LinkedIn Class A	1,787	339,762
†Liquidity Services	356	2,631
†Monster Worldwide	13,949	89,553
NIC	6,405	113,433
†Pandora Media	8,961	191,228
†Rackspace Hosting	25,049	618,209
†Shutterstock	1,013	30,633
†Twitter	7,054	190,035
†VeriSign	7,421	523,626
†Web.com Group	9,420	198,574
†WebMD Health	4,714	187,806
†XO Group	1,837	25,957
†Yahoo	37,818	1,093,318
†Yelp	2,468	53,457
†Zillow Group	1,980	56,885

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Zillow Group Class C	3,960	$106,920

		23,809,745

IT Services–3.93%
Accenture Class A	37,147	3,650,064
†Acxiom	11,710	231,390
†Alliance Data Systems	5,119	1,325,719
Amdocs	14,313	814,123
Automatic Data Processing	23,070	1,853,905
†Blackhawk Network Holdings Class A	5,669	240,309
Booz Allen Hamilton Holding	17,715	464,310
Broadridge Financial Solutions	10,359	573,371
†CACI International Class A	4,037	298,617
†Cardtronics	8,238	269,383
Cass Information Systems	587	28,839
†Ciber	6,327	20,120
†Cognizant Technology Solutions Class A	23,912	1,497,130
Computer Sciences	8,435	517,740
†CoreLogic	11,629	432,948
CSG Systems International	5,410	166,628
DST Systems	5,765	606,132
†EPAM Systems	3,426	255,306
†Euronet Worldwide	5,965	441,947
†Everi Holdings	7,580	38,885
†ExlService Holdings	3,213	118,656
Fidelity National Information Services	19,048	1,277,740
†Fiserv	16,406	1,420,924
†FleetCor Technologies	4,616	635,254
Forrester Research	1,157	36,376
†Gartner	4,792	402,193
†Genpact	27,476	648,708
Global Payments	5,508	631,933
Hackett Group	2,613	35,929
Heartland Payment Systems	4,470	281,655
International Business Machines	53,161	7,706,750
Jack Henry & Associates	8,134	566,208
Leidos Holdings	1,613	66,633
†Lionbridge Technologies	2,841	14,035
ManTech International Class A	3,157	81,135
MasterCard Class A	57,083	5,144,320
MAXIMUS	8,374	498,755
†MoneyGram International	6,116	49,050
Paychex	28,897	1,376,364
†PayPal Holdings	26,821	832,524
†Perficient	3,999	61,705
Sabre	10,487	285,037
Science Applications International	5,431	218,380
†Sykes Enterprises	6,187	157,769
†Syntel	9,000	407,790
TeleTech Holdings	2,004	53,687
†Teradata	14,818	429,129

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Total System Services	13,298	$604,128
†Unisys	5,740	68,306
†Vantiv Class A	12,254	550,450
†VeriFone Systems	12,652	350,840
†Virtusa	1,578	80,967
Visa Class A	74,156	5,165,707
Western Union	43,533	799,266
†WEX	4,443	385,830
Xerox	94,100	915,593

		46,086,592

Leisure Products–0.24%
Arctic Cat	1,628	36,109
Brunswick	11,643	557,583
Callaway Golf	9,101	75,993
Hasbro	9,226	665,564
Mattel	24,314	512,053
†Nautilus	4,229	63,435
Polaris Industries	5,015	601,148
†Smith & Wesson Holding	996	16,803
Sturm Ruger	1,030	60,451
†Vista Outdoor	5,766	256,183

		2,845,322

Life Sciences Tools & Services–0.72%
†Affymetrix	6,687	57,107
Agilent Technologies	20,463	702,495
†Bio-Rad Laboratories Class A	3,040	408,302
Bio-Techne	3,697	341,825
†Bruker	15,441	253,696
†Cambrex	5,069	201,138
†Charles River Laboratories International	7,518	477,543
†Illumina	6,821	1,199,268
†Luminex	4,176	70,616
†Mettler-Toledo International	2,275	647,783
†PAREXEL International	10,224	633,070
PerkinElmer	10,739	493,564
†Quintiles Transnational Holdings	6,212	432,169
Thermo Fisher Scientific	16,518	2,019,821
†Waters	4,541	536,792

		8,475,189

Machinery–2.47%
Actuant Class A	2,952	54,287
AGCO	14,195	661,913
Albany International	4,803	137,414
Allison Transmission Holdings	28,993	773,823
Altra Industrial Motion	2,669	61,707
Astec Industries	3,444	115,408
Barnes Group	7,276	262,300
†Blount International	8,387	46,716
Briggs & Stratton	6,831	131,907

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Caterpillar	31,520	$2,060,147
†Chart Industries	3,942	75,726
CIRCOR International	1,433	57,492
CLARCOR	7,108	338,909
†Colfax	15,573	465,788
Crane	7,844	365,609
Cummins	8,972	974,180
Deere	20,161	1,491,914
Donaldson	17,565	493,225
Douglas Dynamics	3,817	75,806
Dover	14,382	822,363
EnPro Industries	3,111	121,858
ESCO Technologies	1,976	70,938
Federal Signal	9,771	133,960
Flowserve	12,077	496,848
Foster (L.B.) Class A	1,339	16,443
Global Brass & Copper Holdings	1,864	38,231
Graco	7,673	514,321
Harsco	14,587	132,304
Hillenbrand	9,705	252,427
Hyster-Yale Materials Handling	2,265	130,985
IDEX	7,868	560,988
Illinois Tool Works	17,309	1,424,704
Ingersoll-Rand	21,504	1,091,758
ITT	10,472	350,079
John Bean Technologies	2,830	108,247
Joy Global	12,246	182,833
Kennametal	9,700	241,433
Lincoln Electric Holdings	10,864	569,600
Manitowoc	21,116	316,740
†Meritor	10,082	107,172
†Middleby	4,797	504,596
Mueller Industries	7,847	232,114
Mueller Water Products Class A	32,992	252,719
NN	2,981	55,149
Nordson	8,732	549,592
Oshkosh	12,175	442,318
PACCAR	16,795	876,195
Parker-Hannifin	13,767	1,339,529
Pentair	16,499	842,109
†Proto Labs	1,861	124,687
†RBC Bearings	2,276	135,945
†Rexnord	17,542	297,863
Snap-on	4,695	708,663
SPX	4,663	55,583
†SPX FLOW	4,663	160,547
Standex International	1,405	105,867
Stanley Black & Decker	17,500	1,697,150
Sun Hydraulics	2,590	71,147
Tennant	1,773	99,607
Terex	15,105	270,984
Timken	10,808	297,112

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Titan International	4,215	$27,861
Toro	6,729	474,664
†TriMas	5,477	89,549
Trinity Industries	25,053	567,952
Valmont Industries	2,052	194,714
†Wabash National	13,252	140,339
†WABCO Holdings	4,566	478,654
Wabtec	4,860	427,923
Watts Water Technologies Class A	2,752	145,361
Woodward	10,392	422,954
Xylem	16,528	542,945

		28,960,895

Marine–0.06%
†Kirby	6,416	397,471
Matson	7,118	273,972

		671,443

Media–3.30%
AMC Entertainment Holdings	3,427	86,326
†AMC Networks Class A	6,612	483,800
†Cable One	553	231,939
Cablevision Systems Class A	25,476	827,206
†Carmike Cinemas	2,102	42,229
CBS Class B	23,342	931,346
†Charter Communications Class A	4,512	793,435
Cinemark Holdings	15,721	510,775
†Clear Channel Outdoor Holdings Class A	2,039	14,538
Comcast Class A	140,621	7,998,522
Comcast Class A Special	28,034	1,604,666
†Crown Media Holdings Class A	901	4,820
†Discovery Communications Class A	7,873	204,934
†Discovery Communications Class C	10,711	260,170
†DISH Network Class A	12,793	746,344
Disney (Walt)	64,400	6,581,680
†Entercom Communications Class A	841	8,545
Entravision Communications Class A	6,189	41,095
EW Scripps Class A	4,053	71,616
Gannett	12,945	190,680
†Gray Television	12,929	164,974
Harte-Hanks	6,110	21,568
Interpublic Group	29,757	569,251
John Wiley & Sons Class A	8,331	416,800
†Liberty Broadband Class A	2,010	103,394
†Liberty Broadband Class C	6,773	346,574
†Liberty Media	5,940	212,177
†Liberty Media Class C	12,277	423,065
Lions Gate Entertainment	9,736	358,285
†Live Nation Entertainment	19,261	463,034
†Madison Square Garden Class A	7,386	532,826
†Media General	16,818	235,284

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Meredith	5,810	$247,390
Morningstar	5,375	431,397
National CineMedia	6,797	91,216
New York Times Class A	15,478	182,795
News Class A	20,540	259,215
News Class B	8,371	107,316
Nexstar Broadcasting Group Class A	3,597	170,318
Omnicom Group	20,121	1,325,974
†Reading International Class A	489	6,196
Regal Entertainment Group Class A	20,086	375,407
Scholastic	4,716	183,735
Scripps Networks Interactive Class A	7,846	385,945
Sinclair Broadcast Group Class A	3,231	81,809
†Sirius XM Holdings	134,790	504,115
†Starz	11,177	417,349
TEGNA	25,878	579,408
Time	16,596	316,154
Time Warner	29,180	2,006,125
Time Warner Cable	15,634	2,804,271
Twenty-First Century Fox Class A	52,996	1,429,832
Twenty-First Century Fox Class B	17,580	475,891
Viacom Class B	20,565	887,380

		38,751,136

Metals & Mining–0.60%
Alcoa	104,196	1,006,533
Allegheny Technologies	11,771	166,913
Carpenter Technology	7,558	225,002
†Coeur Mining	21,436	60,450
Commercial Metals	17,961	243,372
Compass Minerals International	6,373	499,452
Freeport-McMoRan	44,130	427,620
Globe Specialty Metals	8,766	106,332
Haynes International	1,268	47,981
Hecla Mining	61,998	122,136
Kaiser Aluminum	1,961	157,370
Materion	3,100	93,062
Newmont Mining	46,244	743,141
Nucor	31,587	1,186,092
Reliance Steel & Aluminum	10,411	562,298
Royal Gold	7,027	330,128
Schnitzer Steel Industries Class A	2,157	29,206
Southern Copper	7,616	203,500
Steel Dynamics	28,343	486,933
†Stillwater Mining	15,568	160,817
TimkenSteel	6,778	68,593
Worthington Industries	3,543	93,819

		7,020,750

Multiline Retail–0.85%
Big Lots	8,831	423,182
†Burlington Stores	9,077	463,290

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Dillard’s Class A	6,398	$559,121
Dollar General	15,063	1,091,164
†Dollar Tree	17,020	1,134,553
Fred’s Class A	5,241	62,106
†J. C. Penney	1,679	15,598
Kohl’s	28,811	1,334,237
Macy’s	21,353	1,095,836
Nordstrom	16,663	1,194,904
†Sears Holdings	9,458	213,751
Target	30,038	2,362,789

		9,950,531

Multi-Utilities–1.05%
Alliant Energy	6,154	359,947
Ameren	14,689	620,904
Avista	8,017	266,565
Black Hills	4,628	191,322
CenterPoint Energy	22,804	411,384
CMS Energy	16,911	597,296
Consolidated Edison	12,491	835,023
Dominion Resources	23,695	1,667,654
DTE Energy	10,288	826,847
MDU Resources Group	24,510	421,572
NiSource	35,969	667,225
NorthWestern	5,837	314,206
PG&E	19,189	1,013,179
Public Service Enterprise Group	20,567	867,105
SCANA	8,158	458,969
Sempra Energy	9,092	879,378
TECO Energy	29,827	783,257
Vectren	10,681	448,709
WEC Energy Group	13,440	701,837

		12,332,379

Oil, Gas & Consumable Fuels–5.55%
†Abraxas Petroleum	15,421	19,739
Alon USA Energy	9,006	162,738
Anadarko Petroleum	25,052	1,512,890
†Antero Resources	6,335	134,049
Apache	17,132	670,889
Cabot Oil & Gas	15,604	341,103
California Resources	41,568	108,077
†Callon Petroleum	12,029	87,691
†Carrizo Oil & Gas	9,283	283,503
†Cheniere Energy	13,897	671,225
Chevron	89,338	7,046,981
Cimarex Energy	8,786	900,389
†Clayton Williams Energy	525	20,375
†Cobalt International Energy	49,489	350,382
Columbia Pipeline Group	18,186	332,622
†Concho Resources	7,334	720,932
ConocoPhillips	59,549	2,855,970

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy	12,994	$127,341
†Continental Resources	20,907	605,676
CVR Energy	6,305	258,820
Delek U.S. Holdings	9,540	264,258
Devon Energy	18,885	700,445
DHT Holdings	14,019	104,021
†Diamondback Energy	8,051	520,095
Energen	9,923	494,761
EnLink Midstream	13,242	242,064
EOG Resources	31,999	2,329,527
†EP Energy Class A	16,914	87,107
EQT	7,664	496,397
Exxon Mobil	247,800	18,423,930
GasLog	9,204	88,542
Green Plains	4,898	95,315
†Gulfport Energy	13,145	390,144
Hess	11,154	558,369
HollyFrontier	11,091	541,684
Kinder Morgan	58,215	1,611,391
Kosmos Energy	37,603	209,825
†Laredo Petroleum	30,741	289,888
Marathon Oil	33,764	519,966
Marathon Petroleum	36,196	1,676,961
†Matador Resources	11,255	233,429
†Memorial Resource Development	1,438	25,280
Murphy Oil	19,184	464,253
†Newfield Exploration	21,853	718,964
Noble Energy	33,115	999,411
Occidental Petroleum	31,509	2,084,320
ONEOK	15,751	507,182
Panhandle Oil and Gas Class A	1,806	29,185
†Par Petroleum	300	6,249
†Parsley Energy Class A	1,664	25,076
PBF Energy	14,133	398,975
†PDC Energy	6,070	321,771
Phillips 66	24,655	1,894,490
Pioneer Natural Resources	5,636	685,563
QEP Resources	19,043	238,609
Range Resources	13,669	439,048
†Renewable Energy Group	5,557	46,012
†Rice Energy	14,692	237,423
†RSP Permian	12,683	256,831
Scorpio Tankers	27,600	253,092
SemGroup Class A	5,519	238,642
SM Energy	11,793	377,848
†Southwestern Energy	27,656	350,955
Spectra Energy	26,888	706,348
†Synergy Resources	13,799	135,230
Targa Resources	8,547	440,341
Teekay	13,659	404,853
Tesoro	18,972	1,844,837
Valero Energy	30,128	1,810,693

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Western Refining	17,616	$777,218
†Whiting Petroleum	8,850	135,139
Williams	20,050	738,843
World Fuel Services	8,754	313,393
†WPX Energy	23,303	154,266

		65,149,851

Paper & Forest Products–0.22%
†Boise Cascade	5,938	149,756
†Clearwater Paper	2,473	116,825
Deltic Timber	456	27,273
Domtar	10,770	385,027
Glatfelter (PH)	4,944	85,136
International Paper	21,242	802,735
KapStone Paper & Packaging	17,293	285,507
†Louisiana-Pacific	15,346	218,527
Mercer International	10,372	104,031
Neenah Paper	2,359	137,483
†Resolute Forest Products	7,351	61,087
Schweitzer-Mauduit International	4,384	150,722
Wausau Paper	1,223	7,827

		2,531,936

Personal Products–0.27%
Avon Products	24,690	80,243
Coty Class A	4,418	119,551
Edgewell Personal Care	7,259	592,334
Estee Lauder Class A	13,077	1,055,052
†Herbalife	11,669	635,961
Inter Parfums	3,108	77,109
†Medifast	1,745	46,871
Natural Health Trends	1,722	56,275
Nu Skin Enterprises Class A	9,513	392,697
†Revlon Class A	4,768	140,418

		3,196,511

Pharmaceuticals–3.27%
†Akorn	6,474	184,541
†Allergan	16,532	4,493,563
Bristol-Myers Squibb	45,706	2,705,795
†Catalent	2,736	66,485
†Depomed	10,858	204,673
†Endo International	5,722	396,420
†Horizon Pharma	7,678	152,178
†Impax Laboratories	4,407	155,170
†Jazz Pharmaceuticals	2,576	342,119
Johnson & Johnson	119,032	11,111,637
†Lannett	7,113	295,332
Lilly (Eli)	38,525	3,224,157
†Mallinckrodt	7,029	449,434
†Medicines	10,052	381,574
Merck	79,802	3,941,421
†Nektar Therapeutics	1,134	12,429

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	255,180	$8,015,204
Phibro Animal Health Class A	1,055	33,370
†Prestige Brands Holdings	6,874	310,430
†Sagent Pharmaceuticals	3,106	47,615
†SciClone Pharmaceuticals	6,295	43,687
†Sucampo Pharmaceuticals Class A	3,401	67,578
†Supernus Pharmaceuticals	3,800	53,314
Taro Pharmaceutical Industries	3,573	510,546
Zoetis	29,532	1,216,128

		38,414,800

Professional Services–0.69%
†Advisory Board	2,026	92,264
†CBIZ	6,360	62,455
CEB	3,863	263,997
Dun & Bradstreet	4,540	476,700
Equifax	7,987	776,177
Exponent	4,158	185,280
†Franklin Covey	993	15,948
†FTI Consulting	5,370	222,909
†GP Strategies	1,772	40,437
Heidrick & Struggles International	2,100	40,845
†Huron Consulting Group	2,990	186,965
†ICF International	3,173	96,427
†IHS Class A	4,504	522,464
Insperity	3,051	134,030
Kelly Services Class A	3,655	51,682
Kforce	4,767	125,277
Korn/Ferry International	6,340	209,664
ManpowerGroup	9,027	739,221
†Mistras Group	3,448	44,307
†Navigant Consulting	4,750	75,573
Nielsen Holdings	23,121	1,028,191
†On Assignment	6,674	246,271
Resources Connection	3,250	48,977
Robert Half International	11,099	567,825
†RPX	7,879	108,100
Towers Watson Class A	4,130	484,779
†TriNet Group	8,091	135,929
†TrueBlue	5,561	124,956
†Verisk Analytics Class A	13,318	984,333
VSE	300	12,021

		8,104,004

Real Estate Management & Development–0.24%
Alexander & Baldwin	8,202	281,575
†Altisource Portfolio Solutions	712	16,974
†CBRE Group Class A	23,540	753,280
†Forestar Group	4,339	57,058
†Howard Hughes	4,620	530,099
Jones Lang LaSalle	3,224	463,514
Kennedy-Wilson Holdings	1,465	32,479

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Marcus & Millichap	3,589	$165,058
†Realogy Holdings	15,344	577,395

		2,877,432

Road & Rail–1.23%
AMERCO	1,614	635,061
ArcBest	3,735	96,251
†Avis Budget Group	20,105	878,186
Celadon Group	4,136	66,259
Con-way	9,825	466,196
†Covenant Transportation Group Class A	3,400	61,098
CSX	47,982	1,290,716
†Genesee & Wyoming	3,517	207,784
Heartland Express	13,599	271,164
Hunt (J.B.) Transport Services	10,200	728,280
Kansas City Southern	12,564	1,141,816
Knight Transportation	13,495	323,880
Landstar System	7,389	468,980
Marten Transport	4,762	77,002
Norfolk Southern	13,859	1,058,828
†Old Dominion Freight Line	9,774	596,214
†Roadrunner Transportation Systems	5,207	95,809
Ryder System	10,618	786,157
†Saia	3,643	112,751
†Swift Transportation	17,811	267,521
Union Pacific	51,084	4,516,336
†USA Truck	1,448	24,949
Werner Enterprises	12,297	308,655
†YRC Worldwide	1,455	19,293

		14,499,186

Semiconductors & Semiconductor Equipment–2.75%
†Advanced Energy Industries	4,101	107,856
†Amkor Technology	37,829	169,852
Analog Devices	16,259	917,170
Applied Materials	33,111	486,401
Atmel	27,454	221,554
Avago Technologies	15,032	1,879,150
†Axcelis Technologies	4,200	11,214
Broadcom Class A	9,863	507,254
Brooks Automation	8,566	100,308
†Cabot Microelectronics	2,668	103,358
†Cavium	1,826	112,062
†CEVA	2,353	43,695
†Cirrus Logic	7,545	237,743
Cohu	497	4,900
†Cree	11,762	284,993
†Cypress Semiconductor	27,575	234,939
†Diodes	7,611	162,647
†DSP Group	4,368	39,792
†Entegris	15,222	200,778

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Exar	3,720	$22,134
†Fairchild Semiconductor International	13,249	186,016
†First Solar	11,746	502,141
†FormFactor	7,433	50,396
†Integrated Device Technology	11,976	243,113
Intel	354,198	10,675,528
Intersil Class A	16,449	192,453
IXYS	4,008	44,729
KLA-Tencor	12,919	645,950
†Kulicke & Soffa Industries	12,689	116,485
Lam Research	13,496	881,694
†Lattice Semiconductor	17,582	67,691
Linear Technology	16,120	650,442
†M/A-COM Technology Solutions Holdings	4,543	131,702
Marvell Technology Group	32,201	291,419
Maxim Integrated Products	11,953	399,230
Microchip Technology	16,493	710,683
†Micron Technology	71,704	1,074,126
†Microsemi	10,844	355,900
MKS Instruments	6,056	203,058
†Nanometrics	2,667	32,377
NVE	50	2,427
NVIDIA	46,520	1,146,718
†ON Semiconductor	57,120	536,928
†PDF Solutions	3,040	30,400
Pericom Semiconductor	3,070	56,027
†Photronics	5,636	51,062
†PMC - Sierra	21,468	145,338
Power Integrations	2,532	106,774
†Qorvo	4,761	214,483
†Rambus	10,516	124,089
†Rudolph Technologies	4,102	51,070
†Semtech	6,166	93,107
†Sigma Designs	1,968	13,560
†Silicon Laboratories	3,026	125,700
Skyworks Solutions	10,149	854,647
†SunEdison	6,188	44,430
†SunPower	12,428	249,057
†Synaptics	4,025	331,901
Teradyne	23,369	420,876
Tessera Technologies	7,199	233,320
Texas Instruments	61,321	3,036,616
†Ultratech	3,136	50,239
†Veeco Instruments	5,210	106,857
†Xcerra	5,880	36,926
Xilinx	20,531	870,514

		32,235,999

Software–3.47%
†ACI Worldwide	14,185	299,587
Activision Blizzard	65,881	2,035,064

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Adobe Systems	9,190	$755,602
†ANSYS	5,401	476,044
†Aspen Technology	9,668	366,514
†Autodesk	5,277	232,927
†AVG Technologies	7,693	167,323
†Barracuda Networks	2,289	35,663
Blackbaud	4,439	249,117
†BroadSoft	500	14,980
CA	53,474	1,459,840
†Cadence Design Systems	27,871	576,372
CDK Global	6,967	332,883
†Citrix Systems	8,053	557,912
†CommVault Systems	2,041	69,312
†Electronic Arts	20,555	1,392,601
†EnerNOC	4,615	36,459
Epiq Systems	4,152	53,644
FactSet Research Systems	3,459	552,783
Fair Isaac	2,941	248,515
†FireEye	6,823	217,108
†Fortinet	5,117	217,370
†Guidewire Software	4,253	223,623
Intuit	14,939	1,325,836
†Manhattan Associates	8,875	552,913
Mentor Graphics	14,598	359,549
Microsoft	319,000	14,118,940
†MicroStrategy	480	94,306
Monotype Imaging Holdings	3,104	67,729
†NetSuite	1,383	116,034
†Nuance Communications	35,068	574,063
Oracle	133,496	4,821,876
†Paycom Software	1,038	37,275
Pegasystems	8,394	206,576
†Progress Software	4,679	120,859
†PTC	12,038	382,086
QAD Class A	1,105	28,288
†Qlik Technologies	3,466	126,336
†Red Hat	9,877	709,959
†Rovi	11,413	119,722
†salesforce.com	10,976	762,064
†Seachange International	2,000	12,600
†ServiceNow	3,862	268,216
†SolarWinds	6,908	271,070
Solera Holdings	9,658	521,532
†Splunk	3,323	183,928
SS&C Technologies Holdings	6,120	428,645
Symantec	76,269	1,484,957
†Synchronoss Technologies	4,423	145,074
†Synopsys	9,320	430,398
†Tableau Software Class A	1,254	100,044
†Take-Two Interactive Software	5,489	157,699
†Telenav	2,300	17,963
†TiVo	8,177	70,813

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	2,420	$361,330
†Ultimate Software Group	2,137	382,544
†Verint Systems	3,692	159,310
†VMware Class A	1,975	155,610
†Workday Class A	2,836	195,287
†Zynga Class A	112,838	257,271

		40,699,945

Specialty Retail–3.70%
Aaron’s	13,763	496,982
Advance Auto Parts	4,940	936,278
American Eagle Outfitters	28,359	443,251
†America’s Car-Mart	962	31,833
†Asbury Automotive Group	5,290	429,283
†Ascena Retail Group	28,043	390,078
†AutoNation	11,035	642,016
†AutoZone	1,414	1,023,496
Barnes & Noble	9,682	117,249
†Barnes & Noble Education	6,119	77,772
†Bed Bath & Beyond	16,739	954,458
Best Buy	45,427	1,686,250
Big 5 Sporting Goods	900	9,342
†Build-A-Bear Workshop	2,901	54,800
†Cabela’s	9,948	453,629
Caleres	7,320	223,480
†CarMax	11,906	706,264
Cato Class A	4,303	146,431
Chico’s FAS	20,998	330,299
Children’s Place	3,021	174,221
Citi Trends	2,149	50,244
CST Brands	12,256	412,537
Dick’s Sporting Goods	11,067	549,034
DSW Class A	11,901	301,214
†Express	12,788	228,522
Finish Line Class A	5,944	114,719
†Five Below	5,269	176,933
Foot Locker	14,273	1,027,228
†Francesca’s Holdings	6,695	81,880
GameStop Class A	18,683	769,926
Gap	31,510	898,035
†Genesco	3,102	177,031
GNC Holdings	14,677	593,244
Group 1 Automotive	3,419	291,128
Guess	11,019	235,366
Haverty Furniture	2,655	62,339
†Hibbett Sports	4,645	162,621
Home Depot	73,781	8,520,968
Kirkland’s	2,488	53,592
L Brands	11,417	1,029,014
Lithia Motors Class A	3,884	419,899
Lowe’s	54,082	3,727,331
†MarineMax	2,439	34,463

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Men’s Wearhouse	5,189	$220,636
Monro Muffler Brake	3,844	259,662
†Murphy USA	8,712	478,724
†O’Reilly Automotive	5,785	1,446,250
Penske Automotive Group	13,958	676,126
†Pep Boys-Manny Moe & Jack	6,157	75,054
Rent-A-Center	8,035	194,849
†Restoration Hardware Holdings	5,147	480,267
Ross Stores	23,514	1,139,724
†Sally Beauty Holdings	19,812	470,535
†Select Comfort	8,853	193,704
Shoe Carnival	1,575	37,485
Signet Jewelers	6,827	929,360
Sonic Automotive Class A	5,355	109,349
†Sportsman’s Warehouse Holdings	165	2,033
Stage Stores	4,087	40,216
Staples	37,524	440,157
Stein Mart	6,897	66,763
Tiffany	8,129	627,721
TJX	38,771	2,769,025
Tractor Supply	15,072	1,270,871
†Ulta Salon Cosmetics & Fragrance	4,365	713,023
†Urban Outfitters	23,588	693,015
†Vitamin Shoppe	3,839	125,305
†West Marine	1,000	8,780
Williams-Sonoma	8,222	627,750
†Zumiez	4,241	66,287

		43,407,351

Technology Hardware, Storage & Peripherals–4.06%
Apple	338,950	37,386,185
†Avid Technology	6,614	52,647
Diebold	9,844	293,056
†Dot Hill Systems	2,815	27,390
†Electronics For Imaging	5,336	230,942
EMC	115,989	2,802,294
Hewlett-Packard	120,500	3,086,005
Lexmark International Class A	9,928	287,713
†NCR	17,252	392,483
NetApp	23,621	699,182
†QLogic	9,415	96,504
†Quantum	25,347	17,674
Seagate Technology	26,122	1,170,266
†Super Micro Computer	6,166	168,085
Western Digital	12,675	1,006,902

		47,717,328

Textiles, Apparel & Luxury Goods–1.16%
Carter’s	9,458	857,273
Coach	19,971	577,761
Columbia Sportswear	6,333	372,317
†Crocs	5,293	68,412

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Culp	695	$22,289
†Deckers Outdoor	5,238	304,118
†Fossil Group	8,573	479,059
†G-III Apparel Group	5,901	363,856
Hanesbrands	28,474	824,038
†Kate Spade	11,466	219,115
†lululemon athletica	9,083	460,054
†Madden (Steven)	7,834	286,881
†Michael Kors Holdings	15,972	674,657
Movado Group	2,255	58,247
NIKE Class B	32,305	3,972,546
Oxford Industries	2,792	206,273
†Perry Ellis International	2,325	51,057
PVH	4,626	471,574
Ralph Lauren	4,415	521,676
†Skechers U.S.A. Class A	4,103	550,130
†Tumi Holdings	8,739	153,981
†Under Armour Class A	9,659	934,798
VF	12,928	881,819
Wolverine World Wide	16,475	356,519

		13,668,450

Thrifts & Mortgage Finance–0.35%
Astoria Financial	15,660	252,126
†Beneficial Bancorp	11,715	155,341
†BofI Holding	1,906	245,550
Brookline Bancorp	7,834	79,437
Capitol Federal Financial	21,314	258,326
Clifton Bancorp	3,028	42,029
Dime Community Bancshares	6,872	116,137
EverBank Financial	18,905	364,867
First Defiance Financial	802	29,321
†Flagstar Bancorp	6,865	141,144
†HomeStreet	2,845	65,719
Meridian Bancorp	8,312	113,625
Meta Financial Group	741	30,952
New York Community Bancorp	26,829	484,532
†NMI Holdings Class A	299	2,272
Northfield Bancorp	6,724	102,272
Northwest Bancshares	14,286	185,718
Oritani Financial	6,244	97,531
†PennyMac Financial Services Class A	1,643	26,288
Provident Financial Services	9,985	194,707
TFS Financial	21,480	370,530
TrustCo Bank	12,472	72,836
United Community Financial	2,888	14,440
United Financial Bancorp	4,707	61,426
†Walker & Dunlop	4,483	116,917
Washington Federal	14,726	335,017
Waterstone Financial	3,925	52,909
WSFS Financial	3,684	106,136

		4,118,105

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.08%
Altria Group	112,753	$6,133,763
Philip Morris International	58,687	4,655,640
Reynolds American	36,280	1,606,116
Vector Group	14,239	321,945

		12,717,464

Trading Companies & Distributors–0.45%
Air Lease	16,007	494,936
Applied Industrial Technologies	5,308	202,500
†Beacon Roofing Supply	6,388	207,546
†CAI International	2,879	29,020
†DXP Enterprises	131	3,574
Fastenal	18,484	676,699
Grainger (W.W.)	4,437	953,999
†HD Supply Holdings	11,623	332,650
Kaman	3,636	130,351
†MRC Global	13,213	147,325
MSC Industrial Direct	6,956	424,525
†Rush Enterprises Class A	69	1,670
†Stock Building Supply Holdings	2,170	38,214
†TAL International Group	4,292	58,672
†United Rentals	11,021	661,811
†Veritiv	1,100	40,964
Watsco	4,745	562,188
†WESCO International	6,714	312,000

		5,278,644

Transportation Infrastructure–0.02%
†Wesco Aircraft Holdings	14,929	182,134

		182,134

Water Utilities–0.14%
American States Water	4,789	198,265
American Water Works	10,364	570,849
Aqua America	22,285	589,884
California Water Service Group	7,599	168,090
Connecticut Water Service	600	21,912
Middlesex Water	1,357	32,351
SJW	2,258	69,433
York Water	591	12,423

		1,663,207

Wireless Telecommunication Services–0.19%
†Boingo Wireless	4,098	33,931
†SBA Communications Class A	7,366	771,515
Shenandoah Telecommunications	3,342	143,071
Spok Holdings	1,858	30,583
†Sprint	74,780	287,155
Telephone & Data Systems	13,099	326,951
†T-Mobile US	15,158	603,440

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†United States Cellular	2,638	$93,464

		2,290,110

Total Common Stock (Cost $1,075,053,112)		1,170,458,412

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND (continued)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,134,675	$2,134,675

Total Money Market Fund (Cost $2,134,675)		2,134,675

MONEY MARKET FUND–0.18%

TOTAL VALUE OF SECURITIES–99.88% (Cost $1,077,187,787)	$1,172,593,087
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,369,094

NET ASSETS APPLICABLE TO 32,072,388 SHARES OUTSTANDING–100.00%	$1,173,962,181

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $881,730, which represents 0.08% of the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$1,170,458,412
Money Market Fund	2,134,675

Total	$1,172,593,087

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Delaware Social Awareness Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–99.36%
Aerospace & Defense–1.28%
Rockwell Collins	108,100	$8,846,904

		8,846,904

Air Freight & Logistics–0.91%
FedEx	43,500	6,263,130

		6,263,130

Auto Components–0.77%
BorgWarner	128,400	5,340,156

		5,340,156

Automobiles–1.30%
Ford Motor	662,600	8,991,482

		8,991,482

Banks–2.92%
KeyCorp	551,800	7,178,918
U.S. Bancorp	318,500	13,061,685

		20,240,603

Beverages–2.16%
PepsiCo	158,800	14,974,840

		14,974,840

Biotechnology–8.00%
AbbVie	225,500	12,269,455
†Alkermes	101,800	5,972,606
Baxalta	82,900	2,612,179
†Celgene	120,500	13,034,485
Gilead Sciences	163,000	16,004,970
†Vertex Pharmaceuticals	53,000	5,519,420

		55,413,115

Capital Markets–6.21%
Ameriprise Financial	70,600	7,704,578
BlackRock	29,500	8,775,365
Invesco	301,400	9,412,722
Raymond James Financial	150,300	7,459,389
State Street	143,900	9,671,519

		43,023,573

Chemicals–2.41%
†Axalta Coating Systems	253,200	6,416,088
Huntsman	356,100	3,450,609
Praxair	67,100	6,834,806

		16,701,503

Communications Equipment–2.79%
Cisco Systems	328,600	8,625,750
QUALCOMM	199,100	10,697,643

		19,323,393

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Consumer Finance–1.42%
Capital One Financial	135,350	$9,815,582

		9,815,582

Containers & Packaging–0.84%
WestRock	113,100	5,817,864

		5,817,864

Diversified Financial Services–1.10%
Intercontinental Exchange	32,450	7,625,426

		7,625,426

Diversified Telecommunication Services–1.87%
AT&T	397,700	12,957,066

		12,957,066

Electric Utilities–0.89%
OGE Energy	225,600	6,172,416

		6,172,416

Electrical Equipment–0.69%
Acuity Brands	27,200	4,775,776

		4,775,776

Energy Equipment & Services–0.53%
Core Laboratories	37,000	3,692,600

		3,692,600

Food & Staples Retailing–2.01%
CVS Health	144,400	13,931,712

		13,931,712

Food Products–0.99%
General Mills	122,200	6,859,086

		6,859,086

Health Care Equipment & Supplies–1.67%
Abbott Laboratories	195,800	7,875,076
Baxter International	112,700	3,702,195

		11,577,271

Health Care Providers & Services–3.65%
†Express Scripts Holding	132,900	10,759,584
UnitedHealth Group	125,200	14,524,452

		25,284,036

Health Care Technology–0.80%
†Cerner	92,100	5,522,316

		5,522,316

Hotels, Restaurants & Leisure–2.05%
Starbucks	249,700	14,192,948

		14,192,948

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Household Durables–0.85%
†Jarden	120,500	$5,890,040

		5,890,040

Industrial Conglomerates–0.92%
Roper Technologies	40,600	6,362,020

		6,362,020

Insurance–4.67%
Aflac	175,500	10,201,815
Prudential Financial	148,600	11,324,806
Travelers	108,400	10,789,052

		32,315,673

Internet Software & Services–3.26%
†Google Class A	35,400	22,598,298

		22,598,298

IT Services–4.02%
Accenture Class A	167,300	16,438,898
International Business Machines	29,100	4,218,627
Sabre	263,000	7,148,340

		27,805,865

Life Sciences Tools & Services–1.77%
Thermo Fisher Scientific	100,100	12,240,228

		12,240,228

Machinery–1.16%
Lincoln Electric Holdings	64,600	3,386,978
Parker-Hannifin	47,600	4,631,480

		8,018,458

Media–6.04%
Comcast Class A	348,100	19,799,928
Disney (Walt)	177,200	18,109,840
Regal Entertainment Group Class A	209,800	3,921,162

		41,830,930

Multiline Retail–1.77%
Macy’s	80,800	4,146,656
Nordstrom	113,100	8,110,401

		12,257,057

Oil, Gas & Consumable Fuels–3.64%
EOG Resources	192,400	14,006,720
EQT	47,500	3,076,575
Marathon Oil	369,200	5,685,680
†Whiting Petroleum	159,100	2,429,457

		25,198,432

Pharmaceuticals–1.79%
†Allergan	45,503	12,368,170

		12,368,170

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Professional Services–1.02%
Nielsen Holdings	159,100	$7,075,177

		7,075,177

Real Estate Investment Trusts–3.02%
American Tower	114,100	10,038,518
Host Hotels & Resorts	298,800	4,724,028
National Retail Properties	170,100	6,169,527

		20,932,073

Road & Rail–1.52%
Union Pacific	118,900	10,511,949

		10,511,949

Semiconductors & Semiconductor Equipment–4.83%
Analog Devices	77,900	4,394,339
Avago Technologies	81,100	10,138,311
Intel	286,000	8,620,040
Maxim Integrated Products	307,300	10,263,820

		33,416,510

Software–4.90%
†Adobe Systems	124,300	10,219,946
Microsoft	264,800	11,720,048
†salesforce.com	111,600	7,748,388
†Tyler Technologies	28,600	4,270,266

		33,958,648

Specialty Retail–3.52%
DSW Class A	193,490	4,897,232
Tractor Supply	127,300	10,733,936
†Urban Outfitters	297,100	8,728,798

		24,359,966

Technology Hardware, Storage & Peripherals–3.40%
Apple	105,300	11,614,590
EMC	494,000	11,935,040

		23,549,630

Total Common Stock (Cost $464,324,836)		688,031,922

MONEY MARKET FUND–0.40%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	2,739,742	2,739,742

Total Money Market Fund (Cost $2,739,742)		2,739,742

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.76% (Cost $467,064,578)	$690,771,664
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	1,658,564

NET ASSETS APPLICABLE TO 18,063,884 SHARES OUTSTANDING–100.00%	$692,430,228

†  Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$688,031,922
Money Market Fund	2,739,742

Total	$690,771,664

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Special Opportunities Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.72%
Auto Components–2.09%
BorgWarner	104,700	$4,354,473
Johnson Controls	88,500	3,660,360
†Tenneco	91,300	4,087,501

		12,102,334

Banks–10.17%
Associated Banc-Corp	175,900	3,160,923
Bank of Hawaii	120,800	7,669,592
Comerica	300,700	12,358,770
East West Bancorp	471,800	18,126,556
Fifth Third Bancorp	375,400	7,098,814
Hancock Holding	210,700	5,699,435
Zions Bancorporation	168,800	4,648,752

		58,762,842

Beverages–1.45%
Dr Pepper Snapple Group	106,300	8,403,015

		8,403,015

Capital Markets–1.89%
Raymond James Financial	219,550	10,896,267

		10,896,267

Chemicals–5.88%
Albemarle	163,000	7,188,300
†Axalta Coating Systems	208,400	5,280,856
Celanese Class A	137,100	8,112,207
FMC	89,100	3,021,381
†Grace (W.R.)	111,700	10,393,685

		33,996,429

Commercial Services & Supplies–0.38%
Brink’s	82,000	2,214,820

		2,214,820

Construction & Engineering–0.88%
KBR	304,200	5,067,972

		5,067,972

Containers & Packaging–2.12%
†Berry Plastics Group	217,382	6,536,677
Graphic Packaging Holding	445,800	5,701,782

		12,238,459

Diversified Consumer Services–1.47%
Service Corp International	313,500	8,495,850

		8,495,850

Electric Utilities–3.59%
Edison International	112,500	7,095,375
IDACORP	101,800	6,587,478
PPL	214,100	7,041,749

		20,724,602

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.21%
Regal Beloit	124,100	$7,005,445

		7,005,445

Electronic Equipment, Instruments & Components–2.42%
Avnet	252,900	10,793,772
†Keysight Technologies	103,150	3,181,146

		13,974,918

Energy Equipment & Services–2.98%
†Cameron International	134,800	8,265,936
Helmerich & Payne	50,700	2,396,082
Rowan	99,100	1,600,465
Superior Energy Services	392,400	4,956,012

		17,218,495

Food Products–0.99%
Tyson Foods Class A	132,700	5,719,370

		5,719,370

Health Care Equipment & Supplies–2.88%
Becton, Dickinson	74,000	9,816,840
Zimmer Biomet Holdings	72,400	6,800,532

		16,617,372

Health Care Providers & Services–3.39%
Cigna	40,500	5,468,310
†MEDNAX	67,800	5,206,362
Universal Health Services Class B	71,600	8,936,396

		19,611,068

Hotels, Restaurants & Leisure–1.41%
Bloomin’ Brands	211,300	3,841,434
Starwood Hotels & Resorts Worldwide	64,900	4,314,552

		8,155,986

Household Durables–2.73%
Horton (D.R.)	280,933	8,248,193
Newell Rubbermaid	189,200	7,513,132

		15,761,325

Insurance–11.15%
American Financial Group	274,650	18,926,131
Berkley (W.R.)	197,350	10,729,919
Reinsurance Group of America	141,000	12,773,190
Torchmark	249,450	14,068,980
Validus Holdings	176,500	7,954,855

		64,453,075

IT Services–2.52%
†Fiserv	168,200	14,567,802

		14,567,802

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Leisure Products–1.30%
Hasbro	104,000	$7,502,560

		7,502,560

Life Sciences Tools & Services–2.18%
Agilent Technologies	166,700	5,722,811
Thermo Fisher Scientific	56,200	6,872,136

		12,594,947

Machinery–1.81%
ITT	235,400	7,869,422
Terex	143,800	2,579,772

		10,449,194

Media–0.55%
Meredith	74,625	3,177,533

		3,177,533

Multiline Retail–2.25%
Macy’s	106,800	5,480,976
Nordstrom	105,100	7,536,721

		13,017,697

Multi-Utilities–2.75%
Public Service Enterprise Group	200,700	8,461,512
WEC Energy Group	142,600	7,446,572

		15,908,084

Oil, Gas & Consumable Fuels–4.32%
†Newfield Exploration	283,200	9,317,280
SM Energy	237,900	7,622,316
Tesoro	41,900	4,074,356
†Whiting Petroleum	259,800	3,967,146

		24,981,098

Pharmaceuticals–0.61%
†Mylan	87,300	3,514,698

		3,514,698

Professional Services–1.27%
ManpowerGroup	89,800	7,353,722

		7,353,722

Real Estate Investment Trusts–6.74%
Boston Properties	55,000	6,512,000
Brandywine Realty Trust	466,700	5,749,744
CBL & Associates Properties	367,500	5,053,125
Highwoods Properties	230,400	8,928,000
Host Hotels & Resorts	361,000	5,707,410

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Kimco Realty	287,400	$7,021,182

		38,971,461

Road & Rail–1.91%
Canadian National Railway	91,900	5,216,244
CSX	216,200	5,815,780

		11,032,024

Semiconductors & Semiconductor Equipment–1.12%
†Qorvo	40,600	1,829,030
Teradyne	258,000	4,646,580

		6,475,610

Software–5.04%
†Adobe Systems	118,900	9,775,958
†Citrix Systems	41,900	2,902,832
Symantec	209,300	4,075,071
†Synopsys	268,400	12,394,712

		29,148,573

Specialty Retail–1.16%
Staples	254,300	2,982,939
Tiffany	48,400	3,737,448

		6,720,387

Textiles, Apparel & Luxury Goods–0.83%
VF	69,900	4,767,879

		4,767,879

Tobacco–1.65%
Reynolds American	214,800	9,509,196

		9,509,196

Trading Companies & Distributors–1.63%
†United Rentals	157,300	9,445,865

		9,445,865

Total Common Stock (Cost $380,025,107)		570,557,974

MONEY MARKET FUND–1.15%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	6,637,027	6,637,026

Total Money Market Fund (Cost $6,637,027)		6,637,026

TOTAL VALUE OF SECURITIES–99.87% (Cost $386,662,134)	577,195,000
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	733,982

NET ASSETS APPLICABLE TO 15,369,930 SHARES OUTSTANDING–100.00%	$577,928,982

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

†  Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$570,557,974
Money Market Fund	6,637,026

Total	$577,195,000

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Special Opportunities Fund–3

LVIP Dimensional International Core Equity Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–92.43%
International Equity Fund–92.43%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional International Core Equity Fund	26,137,527	$228,703,362

Total Affiliated Investment Company (Cost $259,417,453)		228,703,362

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–4.90%
Money Market Fund–4.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	12,113,116	$12,113,116

Total Unaffiliated Investment Company (Cost $12,113,116)		12,113,116

TOTAL VALUE OF SECURITIES–97.33% (Cost $271,530,569)	240,816,478
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.67%	6,605,488

NET ASSETS APPLICABLE TO 27,728,642 SHARES OUTSTANDING–100.00%	$247,421,966

*	Standard Class shares.

«	Includes $6,324,127 cash pledged as collateral and $1,670,953 foreign currencies due to broker for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(217) British Pound Currency	$(20,764,346)	$(20,497,006)	12/15/15	$267,340
(242) Euro Currency	(33,890,797)	(33,816,475)	12/15/15	74,322
(1,002) Euro STOXX 50 Index	(35,552,078)	(34,607,909)	12/21/15	944,169
(231) FTSE 100 Index	(21,375,620)	(21,032,058)	12/21/15	343,562
(235) Japanese Yen Currency	(24,406,201)	(24,507,562)	12/15/15	(101,361)
(171) Nikkei 225 Index (OSE)	(25,334,786)	(24,789,013)	12/11/15	545,773

	$(161,323,828)			$2,073,805

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$240,816,478

Futures Contracts	$2,073,805

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional International Core Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–91.94%
Equity Fund–91.94%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional U.S. Core Equity 2 Fund	42,545,342	$386,992,435

Total Affiliated Investment Company (Cost $424,487,220)		386,992,435

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–7.18%
Money Market Fund–7.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	30,235,073	$30,235,073

Total Unaffiliated Investment Company (Cost $30,235,073)		30,235,073

TOTAL VALUE OF SECURITIES–99.12% (Cost $454,722,293)	417,227,508
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	3,698,916

NET ASSETS APPLICABLE TO 32,787,542 SHARES OUTSTANDING–100.00%	$420,926,424

*   Standard Class shares.

« Includes $2,377,331 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(259) E-mini Russell 2000 Index	$(29,592,472)	$(28,383,810)	12/21/15	$1,208,662
(823) E-mini S&P 500 Index	(79,576,452)	(78,543,005)	12/21/15	1,033,447
(245) E-mini S&P MidCap 400 Index	(33,225,319)	(33,391,050)	12/21/15	(165,731)

	$(142,394,243)			$2,076,378

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$417,227,508

Futures Contracts	$2,076,378

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	946,038	$9,460,382

Total Affiliated Investment Company (Cost $9,460,382)		9,460,382

UNAFFILIATED INVESTMENT COMPANIES–98.33%
Fixed Income Funds–98.23%
**DFA Inflation Protected Securities Portfolio	2,883,700	33,220,223
**DFA Intermediate Term Extended Quality Portfolio	6,258,858	66,969,782
**DFA One-Year Fixed Income Portfolio	2,292,693	23,660,589
**DFA Two-Year Global Fixed Income Portfolio	5,234,569	52,136,310
**DFA VA Global Bond Portfolio	2,613,356	28,563,980
**DFA VA Short-Term Fixed Portfolio	2,779,720	28,408,740

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	159,827	$14,278,944
Vanguard Mortgage-Backed Securities ETF	1,068,123	56,995,043
Vanguard Short-Term Corporate Bond ETF	237,865	18,960,219
Vanguard Total Bond Market ETF	1,741,790	142,704,855

		465,898,685

Money Market Fund–0.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	496,479	496,479

		496,479

Total Unaffiliated Investment Companies (Cost $465,562,380)		466,395,164

TOTAL VALUE OF SECURITIES–100.33% (Cost $475,022,762)	475,855,546
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(1,555,263)

NET ASSETS APPLICABLE TO 44,861,061 SHARES OUTSTANDING–100.00%	$474,300,283

*   Standard Class shares.

** Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$475,855,546

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.07%
Money Market Fund–2.07%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	412,356	$4,123,555

Total Affiliated Investment Company (Cost $4,123,555)		4,123,555

UNAFFILIATED INVESTMENT COMPANIES–98.46%
Equity Funds–97.96%
Vanguard Dividend Appreciation ETF	272,396	20,086,481
Vanguard Mega Cap 300 Growth ETF	461,798	35,909,413
Vanguard Mega Cap 300 Value ETF	654,862	36,174,577
Vanguard Mid-Cap Growth ETF	100,616	9,786,918
Vanguard Mid-Cap Value ETF	118,192	9,838,302
Vanguard REIT ETF	112,497	8,498,023
Vanguard Small-Cap Growth ETF	49,078	5,780,407

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	101,518	$9,832,018
Vanguard Total Stock Market ETF	544,359	53,739,121
**Vanguard Variable Insurance Fund–Small Company Growth Portfolio	290,932	5,801,187

		195,446,447

Money Market Fund–0.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	991,320	991,320

		991,320

Total Unaffiliated Investment Companies (Cost $159,347,154)		196,437,767

TOTAL VALUE OF SECURITIES–100.53% (Cost $163,470,709)	200,561,322
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.53%)	(1,052,658)

NET ASSETS APPLICABLE TO 14,399,775 SHARES OUTSTANDING–100.00%	$199,508,664

*   Standard Class shares.

** Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$200,561,322

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.04%
Money Market Fund–2.04%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	259,531	$2,595,309

Total Affiliated Investment Company (Cost $2,595,309)		2,595,309

UNAFFILIATED INVESTMENT COMPANIES–97.95%
International Equity Funds–97.46%
Vanguard FTSE All-World ex-U.S. ETF	441,207	18,808,654
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	169,094	15,336,826
Vanguard FTSE Developed Markets ETF	703,102	25,058,555
Vanguard FTSE Emerging Markets ETF	382,806	12,667,051
Vanguard FTSE European ETF	303,152	14,909,015

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	402,465	$21,608,346
Vanguard Global ex-U.S. Real Estate ETF	102,468	5,222,794
**Vanguard VA International Portfolio	545,662	10,089,295

		123,700,536

Money Market Fund–0.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	620,703	620,703

		620,703

Total Unaffiliated Investment Companies (Cost $128,885,428)		124,321,239

TOTAL VALUE OF SECURITIES–99.99% (Cost $131,480,737)	126,916,548
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	9,598

NET ASSETS APPLICABLE TO 14,159,806 SHARES OUTSTANDING–100.00%	$126,926,146

*   Standard Class shares.

** Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$126,916,548

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Vanguard International Equity ETF Fund–1

LVIP Dimensional International Core Equity Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.82%
Australia–5.85%
Adelaide Brighton	26,314	$80,710
AGL Energy	4,702	52,919
ALS	18,574	60,406
Altium	3,604	11,720
Alumina	80,409	63,972
Alumina ADR	2,200	6,908
Amalgamated Holdings	2,208	20,023
Amcor	12,862	119,615
AMP	48,007	188,552
Ansell	6,944	91,950
APA Group	10,299	62,159
†APN News & Media	31,844	11,026
ARB	1,776	17,175
Ardent Leisure Group	6,894	13,088
Aristocrat Leisure	10,480	63,739
Asciano	34,452	203,966
ASX	1,458	38,925
Aurizon Holdings	34,158	120,675
AusNet Services	46,360	44,561
Austal	10,117	16,054
Austbrokers Holdings	1,777	11,026
Australia & New Zealand Banking Group	31,885	609,199
†Australian Agricultural	23,032	21,017
Australian Pharmaceutical Industries	13,270	14,176
Automotive Holdings Group	8,212	22,875
†AWE	42,346	18,627
Bank of Queensland	18,869	154,470
Beach Energy	97,375	31,469
Bendigo & Adelaide Bank	12,728	88,953
BHP Billiton	65,639	1,036,722
BHP Billiton ADR	4,100	129,642
†Billabong International	35,095	16,042
Blackmores	466	47,907
BlueScope Steel	19,219	48,961
Boral	27,647	102,824
Brambles	16,770	115,201
Breville Group	2,559	10,662
Brickworks	1,866	20,377
BT Investment Management	1,912	12,891
Cabcharge Australia	3,633	7,663
Caltex Australia	1,836	40,529
Cardno	7,098	14,418
carsales.com	8,382	57,742
Cedar Woods Properties	2,390	7,230
Challenger	30,002	151,409
CIMIC Group	3,303	54,872
Coca-Cola Amatil	12,987	82,331
Cochlear	1,715	100,913
Collins Foods	4,637	10,578
Commonwealth Bank of Australia	9,736	499,735
Computershare	9,159	68,395

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Credit Corp Group	1,668	$11,987
Crown Resorts	8,635	60,397
CSG	9,755	11,955
CSL	3,619	227,755
CSR	33,610	68,652
Dick Smith Holdings	11,325	10,301
Domino’s Pizza Enterprises	2,528	71,904
Downer EDI	29,137	68,894
†Drillsearch Energy	19,038	6,555
DUET Group	43,756	66,495
DuluxGroup	15,372	58,075
Echo Entertainment Group	42,082	143,995
†Energy Resources of Australia	12,324	2,775
†Energy World	39,810	5,589
Equity Trustees	760	12,151
ERM Power	5,246	8,260
Evolution Mining	50,099	44,626
Fairfax Media	131,306	82,089
Flight Centre Travel Group	1,800	45,847
Fortescue Metals Group	59,783	77,176
G8 Education	8,001	16,496
GrainCorp Class A	10,600	67,678
Greencross	3,721	17,111
GUD Holdings	5,318	32,354
GWA Group	6,189	10,839
Harvey Norman Holdings	18,384	50,357
Iluka Resources	13,949	61,281
IMF Bentham	9,910	9,271
Incitec Pivot	58,140	160,248
Independence Group	15,674	28,052
Insurance Australia Group	53,834	184,065
InvoCare	2,974	22,766
IOOF Holdings	6,514	39,310
IRESS	3,583	24,182
†iSelect	7,937	8,384
James Hardie Industries CDI	8,344	100,721
JB Hi-Fi Class FI	3,854	51,902
Lend Lease Group	10,223	90,506
M2 Group	6,263	41,972
Macquarie Atlas Roads Group	13,998	38,451
Macquarie Group	9,280	502,931
Magellan Financial Group	3,935	52,827
McMillan Shakespeare	2,428	21,079
Medibank Pvt.	40,538	69,062
†Mesoblast	4,668	10,414
Metals X	4,003	3,384
Metcash	25,026	18,577
Mineral Resources	7,647	22,319
Monadelphous Group	6,911	30,008
Myer Holdings	37,090	23,025
MyState	4,552	14,392
National Australia Bank	29,957	633,978

LVIP Dimensional International Core Equity Fund––1

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Navitas	8,596	$24,143
New Hope	6,807	8,457
†Newcrest Mining	16,262	146,338
†NEXTDC	8,567	14,242
Nine Entertainment Holdings	14,493	16,076
Northern Star Resources	23,262	44,069
Nufarm	12,708	72,998
Oil Search	30,337	154,034
Orica	18,444	195,754
=Origin Energy	18,691	80,027
Orora	43,949	71,726
OZ Minerals	19,352	45,440
OzForex Group	8,551	16,101
†Pacific Brands	47,694	23,931
Pact Group Holdings	4,699	15,721
†Paladin Energy	41,024	4,930
Peet	11,036	8,327
Perpetual	1,543	43,228
†Perseus Mining	62,873	13,660
Platinum Asset Management	8,843	42,249
Premier Investments	5,588	50,667
Primary Health Care	28,316	75,755
Programmed Maintenance Services	7,014	13,108
†Qantas Airways	45,904	120,515
QBE Insurance Group	23,122	210,567
Qube Holdings	26,940	37,671
Ramsay Health Care	1,491	61,495
RCR Tomlinson	9,727	14,679
REA Group	1,231	38,549
†Regis Resources	16,547	20,928
Reject Shop	2,536	15,364
Retail Food Group	3,618	10,571
Ridley	13,553	12,353
Rio Tinto	8,129	279,674
SAI Global	9,733	31,167
Sandfire Resources	5,612	21,451
Santos	24,648	69,750
†Saracen Mineral Holdings	31,831	11,279
Seek	6,808	57,697
†Senex Energy	38,080	4,063
Seven Group Holdings	5,282	16,331
Seven West Media	22,617	11,811
Sigma Pharmaceuticals	39,183	20,612
Sims Metal Management	10,379	70,824
Sirtex Medical	1,494	34,523
Slater & Gordon	15,496	32,225
SMS Management & Technology	4,019	14,770
Sonic Healthcare	6,531	84,004
†South32	49,578	47,922
†South32 ADR	4,200	19,992
Southern Cross Media Group	32,767	20,614
Spark Infrastructure Group	48,552	64,118

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Steadfast Group	14,265	$14,352
STW Communications Group	21,333	10,618
Suncorp Group	22,607	194,480
Sunland Group	12,729	13,938
Super Retail Group	4,725	29,726
Sydney Airport	8,134	34,185
Tabcorp Holdings	38,196	125,748
Tassal Group	6,191	18,714
Tatts Group	48,352	128,287
Technology One	8,398	22,776
Telstra	22,745	89,927
TFS	10,073	10,813
Thorn Group	8,175	11,474
Tox Free Solutions	4,503	8,174
TPG Telecom	6,459	49,504
†Transfield Services	28,272	21,107
Transpacific Industries Group	72,925	35,025
Transurban Group	13,621	95,412
Treasury Group	1,154	5,617
Treasury Wine Estates	31,707	146,921
UGL	9,667	12,846
UXC	10,995	9,708
Veda Group	16,340	30,798
Village Roadshow	3,774	18,524
†Virgin Australia Holdings	38,668	13,182
Virtus Health	2,673	10,235
Wesfarmers	11,661	322,347
Western Areas	8,024	12,229
Westpac Banking	14,830	311,532
Westpac Banking ADR	1,600	33,696
†Whitehaven Coal	23,517	14,925
Woodside Petroleum	21,649	443,078
Woolworths	9,488	166,311
WorleyParsons	11,260	47,137

		13,590,265

Austria–0.48%
ANDRITZ	1,437	64,753
†Atrium European Real Estate	7,243	31,685
Austria Technologie & Systemtechnik	1,434	21,161
†BUWOG	934	19,869
†CA Immobilien Anlagen	1,190	21,900
†Conwert Immobilien Invest	2,046	27,640
DO	154	12,476
†Erste Group Bank	3,644	105,898
EVN	1,121	12,340
Flughafen Wien	142	12,806
Kapsch TrafficCom	395	12,961
Lenzing	191	14,341
Mayr Melnhof Karton	304	35,090
Oesterreichische Post	1,320	45,321
OMV	8,695	211,568

LVIP Dimensional International Core Equity Fund––2

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Austria (continued)
Palfinger	421	$11,338
POLYTEC Holding	1,389	10,570
Porr	509	13,081
†Raiffeisen Bank International	1,627	21,382
RHI	530	10,718
†S IMMO	1,531	13,002
Semperit Holding	457	13,851
Strabag	572	12,873
Telekom Austria	2,954	16,653
UNIQA Insurance Group	2,616	22,683
Vienna Insurance Group-Wiener Versicherung Gruppe	535	15,775
voestalpine	3,543	121,817
Wienerberger	8,699	153,282
Zumtobel Group	1,005	22,099

		1,108,933

Belgium–1.46%
Ackermans & van Haaren	1,244	182,345
Ageas	6,134	252,085
†AGFA-Gevaert	10,744	38,848
Anheuser-Busch InBev	6,853	728,854
Anheuser-Busch InBev ADR	1,200	127,584
Banque Nationale de Belgique	6	21,408
Barco	553	35,679
Bekaert	2,289	60,310
†BHF Kleinwort Benson Group	2,700	16,111
bpost	1,600	38,047
Cie d’Entreprises CFE	299	37,944
Colruyt	3,637	175,291
Delhaize Group	3,168	280,814
Delhaize Group ADR	2,700	59,751
D’ieteren	1,296	50,069
Econocom Group	3,763	32,685
Elia System Operator	935	45,535
Euronav	4,509	63,071
Exmar	811	7,525
Fagron	1,210	23,068
†Galapagos	662	27,188
Ion Beam Applications	491	15,845
KBC Groep	3,066	193,900
Kinepolis Group	347	13,497
Melexis	756	35,021
†Mobistar	802	17,260
†Nyrstar	24,983	56,104
Proximus	5,001	172,994
Sioen Industries	788	14,342
Sipef	204	9,741
Solvay Class A	1,675	171,185
†Telenet Group Holding	869	49,920
†Tessenderlo Chemie	2,412	70,833
UCB	1,122	87,901

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
Umicore	4,402	$169,769
Van de Velde	261	16,875

		3,399,399

Canada–7.91%
Absolute Software	1,400	8,351
Acadian Timber	762	11,460
†Advantage Oil & Gas	16,100	84,092
Aecon Group	2,600	26,478
Ag Growth International	245	6,586
AGF Management Class B	5,400	21,407
Agnico Eagle Mines	5,385	136,348
Agnico Eagle Mines	2,000	50,703
Agrium	1,100	98,587
Agrium	897	80,281
AGT Food & Ingredients	500	9,712
Aimia	3,900	34,135
†Air Canada	2,506	20,150
†Alacer Gold	10,000	22,556
Alamos Gold	11,360	42,054
Alamos Gold	1,800	6,642
Alaris Royalty	1,429	28,870
Algonquin Power & Utilities	6,700	47,396
Alimentation Couche-Tard Class B	3,200	147,165
AltaGas	3,800	93,630
Altus Group	1,400	21,486
†Amaya	999	18,182
ARC Resources	9,900	130,867
†Argonaut Gold	7,700	7,847
Atco	1,500	44,063
†Athabasca Oil	4,108	3,910
†ATS Automation Tooling Systems	3,200	30,958
†AuRico Metals	5,788	2,863
AutoCanada	579	11,220
†Avigilon	1,200	10,251
†B2Gold	46,099	48,709
Badger Daylighting	2,300	33,609
Bank of Montreal	3,300	179,980
Bank of Montreal	2,301	125,520
Bank of Nova Scotia	5,688	250,727
Bank of Nova Scotia	4,700	207,202
†Bankers Petroleum	14,306	18,654
Barrick Gold	10,600	67,416
Barrick Gold	5,300	33,719
Baytex Energy	7,000	22,399
Baytex Energy	3,859	12,349
BCE	800	32,745
†Bellatrix Exploration	6,491	9,923
†Birchcliff Energy	4,212	20,138
Bird Construction	2,622	23,578
Black Diamond Group	2,500	15,587
†BlackBerry	19,392	118,873

LVIP Dimensional International Core Equity Fund––3

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†BlackBerry	700	$4,296
†BlackPearl Resources	10,700	7,617
Bombardier Class B	14,000	17,520
Bonavista Energy	7,188	16,537
Bonterra Energy	400	5,848
†Boulder Energy	1,300	4,842
Brookfield Asset Management	3,900	122,718
†BRP	951	18,044
CAE	2,800	29,669
CAE	1,726	18,330
Calfrac Well Services	2,534	5,906
Cameco	4,049	49,276
Cameco	2,200	26,823
Canaccord Genuity Group	5,339	20,925
†Canacol Energy	8,100	15,842
Canadian Energy Services & Technology	6,200	28,666
Canadian Imperial Bank of Commerce	3,746	269,562
Canadian Imperial Bank of Commerce	1,900	136,515
Canadian National Railway	3,300	187,399
Canadian National Railway	800	45,408
Canadian Natural Resources	13,000	252,850
Canadian Natural Resources	6,300	122,700
Canadian Oil Sands	15,404	72,838
Canadian Pacific Railway	900	129,181
Canadian Tire Class A	1,909	171,738
Canadian Utilities Class A	1,000	27,060
Canadian Western Bank	4,845	85,285
Canam Group	2,500	24,111
†Canfor	3,400	40,537
Canfor Pulp Products	1,800	16,497
Capital Power	3,200	45,274
Capstone Infrastructure	3,600	8,336
†Capstone Mining	22,561	7,439
Cascades	5,468	35,280
CCL Industries	700	98,266
†Celestica	5,900	76,051
†Celestica	1,031	13,273
Cenovus Energy	11,500	174,340
Cenovus Energy	3,500	53,086
Centerra Gold	9,200	51,982
Cervus Equipment	1,100	11,235
†CGI Group Class A	1,897	68,690
†CGI Group Class A	1,200	43,479
†China Gold International Resources	13,200	18,794
CI Financial	2,100	47,683
Cineplex	1,700	60,423
†Claude Resources	22,500	10,622
Cogeco	700	27,985
Cogeco Cable	900	43,501
Colliers International Group	800	32,493
Colliers International Group	599	24,313

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
COM DEV International	2,700	$8,862
Computer Modelling Group	3,300	28,018
Constellation Software	200	83,832
Corus Entertainment Class B	4,000	42,295
Cott	3,200	34,579
Cott	3,199	34,645
Crescent Point Energy	6,913	79,105
Crescent Point Energy	4,499	51,424
†Crew Energy	9,307	28,456
†Delphi Energy	4,020	2,079
†Detour Gold	7,395	78,857
DH	3,400	99,800
DirectCash Payments	1,300	11,982
Dollarama	1,400	94,557
Dominion Diamond	2,600	27,784
Dominion Diamond	2,600	27,768
Dorel Industries Class B	1,500	35,374
†Dundee Precious Metals	6,500	10,619
Eldorado Gold	24,199	77,614
Eldorado Gold	2,300	7,406
Emera	709	23,521
Empire Class A	3,465	71,276
Enbridge	2,900	107,681
Enbridge	900	33,417
Enbridge Income Fund Holdings	3,100	72,758
Encana	22,700	146,188
Encana	4,600	29,611
†Endeavour Mining	24,500	10,098
†Endeavour Silver	5,100	7,873
EnerCare	4,970	52,439
Enerflex	4,200	41,514
Enerplus	8,178	39,745
Enerplus	3,000	14,613
Enghouse Systems	500	20,042
Ensign Energy Services	7,236	44,518
Equitable Group	556	23,437
Exco Technologies	2,400	26,150
Extendicare	2,500	15,006
Fairfax Financial Holdings	800	364,339
Fiera Capital	1,600	14,292
Finning International	8,900	130,587
First Capital Realty	3,000	42,040
†First Majestic Silver	5,399	17,276
First Quantum Minerals	11,300	41,408
FirstService	800	25,856
FirstService	599	19,342
Fortis	1,700	48,626
†Fortuna Silver Mines	3,900	8,563
Franco-Nevada	300	13,221
Gamehost	1,600	11,630
Genworth MI Canada	2,387	51,427
George Weston	1,300	105,173

LVIP Dimensional International Core Equity Fund––4

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Gibson Energy	5,500	$68,953
Gildan Activewear	1,600	48,296
Gluskin Sheff + Associates	900	13,435
GMP Capital	3,300	10,238
Goldcorp.	4,100	51,402
Goldcorp.	2,434	30,474
†Gran Tierra Energy	11,500	24,647
Granite Oil	867	4,670
†Great Canadian Gaming	2,622	36,645
Great-West Lifeco	2,450	58,696
†Heroux-Devtek	1,187	10,523
High Liner Foods	1,300	15,188
Home Capital Group	3,712	89,097
Horizon North Logistics	5,000	8,918
HudBay Minerals	16,300	60,219
Hudson’s Bay	4,300	72,760
Husky Energy	6,100	95,126
†IAMGOLD	17,700	28,915
IGM Financial	2,000	50,747
†IMAX	1,900	64,201
Imperial Oil	1,898	59,996
Imperial Oil	900	28,515
Industrial Alliance Insurance & Financial Services	3,800	113,392
Innergex Renewable Energy	5,751	45,036
Intact Financial	1,100	77,254
Inter Pipeline	2,100	38,744
†Interfor	3,700	26,119
Intertape Polymer Group	2,627	28,092
†Ithaca Energy	12,000	5,575
Jean Coutu Group Class A	1,000	15,070
Just Energy Group	2,000	12,320
Just Energy Group	1,946	11,987
Keyera	4,200	115,666
Killam Properties	1,400	10,439
†Kinross Gold	50,300	87,449
†Kirkland Lake Gold	7,800	32,440
†Klondex Mines	6,555	15,375
†Lake Shore Gold	24,352	20,439
Laurentian Bank of Canada	2,600	98,061
Linamar	2,200	115,321
Liquor Stores	1,859	15,254
Loblaw	1,200	61,787
Lucara Diamond	15,831	17,795
†Lundin Mining	28,900	81,646
MacDonald Dettwiler & Associates	400	21,756
Magellan Aerospace	1,000	11,855
Magna International	3,700	177,479
Magna International	400	19,204
†Mainstreet Equity	347	8,155
Major Drilling Group International	5,366	17,894
Mandalay Resources	14,708	7,715

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Manitoba Telecom Services	1,900	$40,009
Manulife Financial	12,294	190,152
Manulife Financial	8,500	131,580
Maple Leaf Foods	5,400	89,147
Martinrea International	6,200	49,063
Medical Facilities	2,453	28,878
†MEG Energy	8,238	50,868
Melcor Developments	800	9,052
Methanex	2,387	79,153
Methanex	1,400	46,392
Metro Class A	4,300	117,163
†Mitel Networks	3,519	22,679
Morneau Shepell	2,000	22,991
MTY Food Group	600	14,311
Mullen Group	3,800	50,830
National Bank of Canada	5,900	188,347
Nevsun Resources	13,699	40,139
New Flyer Industries	1,600	23,980
†New Gold	24,199	54,584
Newalta	2,800	19,283
North West	1,800	37,984
Northland Power	3,846	50,119
†NuVista Energy	8,200	31,031
OceanaGold	14,700	21,481
Onex	1,100	63,497
Open Text	1,998	89,411
Open Text	1,100	49,261
Osisko Gold Royalties	2,600	27,472
Pacific Exploration & Production	11,300	25,234
†Painted Pony Petroleum	5,300	21,685
Pan American Silver	6,900	43,847
Pan American Silver	3,600	22,860
†Parex Resources	5,800	40,204
Parkland Fuel	2,800	47,966
Pason Systems	3,700	52,015
Pembina Pipeline	700	16,844
Pembina Pipeline	650	15,607
Pengrowth Energy	25,800	22,041
Penn West Petroleum	11,740	5,279
†Performance Sports Group	1,204	16,158
Peyto Exploration & Development	3,700	76,942
PHX Energy Services	2,800	5,980
Pizza Pizza Royalty	1,500	15,164
Potash Corp of Saskatchewan	2,900	59,610
Potash Corp of Saskatchewan	1,998	41,059
Precision Drilling	14,800	54,788
Precision Drilling	2,600	9,672
Premium Brands Holdings	800	18,782
†Primero Mining	8,307	19,422
Progressive Waste Solutions	2,692	71,123
Progressive Waste Solutions	2,100	55,535
Quebecor Class B	1,900	41,589

LVIP Dimensional International Core Equity Fund––5

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Redknee Solutions	2,001	$5,773
Reitmans Canada Class A	2,800	8,855
Richelieu Hardware	300	14,968
†Richmont Mines	4,400	12,299
Ritchie Bros Auctioneers	2,692	69,669
Ritchie Bros Auctioneers	400	10,341
†Rock Energy	4,000	4,017
Rogers Communications Class B	1,400	48,239
Rogers Communications Class B	500	17,240
Rogers Sugar	4,024	12,273
RONA	8,200	83,631
Royal Bank of Canada	13,763	760,406
Royal Bank of Canada	6,400	353,896
Russel Metals	3,100	50,201
†Sandstorm Gold	8,400	22,346
†Sandvine	5,400	9,388
Saputo	2,500	54,892
Secure Energy Services	4,300	28,936
†SEMAFO	13,600	29,453
Shaw Communications Class B	5,288	102,587
Shaw Communications Class B	1,100	21,300
ShawCor	2,439	51,140
Sherritt International	17,100	9,611
Sienna Senior Living	2,500	31,530
†Sierra Wireless	900	19,073
†Silver Standard Resources	4,400	28,688
Silver Wheaton	1,394	16,742
Silver Wheaton	1,000	12,020
SNC-Lavalin Group	8,100	230,535
Sprott	6,000	10,656
Stantec	2,400	52,480
Stantec	1,997	43,734
Stella-Jones	1,200	38,695
Student Transportation	3,000	12,162
Student Transportation	1,945	7,868
Sun Life Financial	5,000	161,265
Suncor Energy	16,200	433,271
Suncor Energy	8,494	226,960
†SunOpta	2,498	12,140
Superior Plus	8,100	66,708
Surge Energy	10,379	21,000
Tahoe Resources	7,600	58,824
Teck Resources Class B	16,716	79,794
Teck Resources Class B	2,300	11,040
†Teranga Gold	23,500	9,510
†Thompson Creek Metals	12,100	5,622
Thomson Reuters	3,400	136,668
Thomson Reuters	300	12,078
TMX Group	300	10,535
TORC Oil & Gas	5,100	21,440
Toromont Industries	3,200	77,863
Toronto-Dominion Bank	7,300	287,744

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Toronto-Dominion Bank	3,032	$119,521
Torstar Class B	2,100	6,672
Total Energy Services	1,899	20,791
†Tourmaline Oil	5,400	125,728
TransAlta	8,500	39,492
TransAlta	6,900	32,085
TransAlta Renewables	1,500	11,555
TransCanada	3,195	100,898
TransCanada	2,800	88,546
Transcontinental Class A	5,300	75,462
TransForce	5,800	103,835
TransGlobe Energy	3,840	10,043
Trinidad Drilling	7,358	12,186
†Turquoise Hill Resources	9,833	25,127
Uni-Select	1,000	45,262
†Valeant Pharmaceuticals International	1,300	232,051
†Valeant Pharmaceuticals International	300	53,514
Valener	2,000	24,954
Veresen	8,376	64,023
Vermilion Energy	3,745	120,402
Vermilion Energy	500	16,100
Wajax	700	11,588
West Fraser Timber	3,000	95,320
Western Energy Services	3,130	12,056
Western Forest Products	15,500	20,907
@WestJet Airlines Class VV	1,300	23,108
Westshore Terminals Investment	1,600	30,454
Whistler Blackcomb Holdings	968	15,596
Whitecap Resources	15,648	123,594
Wi-LAN	7,500	13,601
Winpak	1,000	30,200
WSP Global	2,329	78,608
Yamana Gold	34,217	57,693
†Yellow Pages	600	7,167

		18,390,674

Denmark–1.70%
ALK-Abello Class A	322	36,914
Alm Brand	5,093	29,305
Ambu Class B	1,559	42,249
AP Moeller - Maersk Class A	47	70,798
AP Moeller - Maersk Class B	93	143,361
BankNordik	463	10,664
†Bavarian Nordic	1,087	43,204
Carlsberg Class B	1,562	120,029
Chr Hansen Holding	1,938	108,400
Coloplast Class B	599	42,469
†D/S Norden	1,234	27,250
Danske Bank	5,745	173,620
Dfds	1,405	44,714
DSV	5,735	214,304
FLSmidth	1,804	59,875

LVIP Dimensional International Core Equity Fund––6

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
†Genmab	1,628	$149,706
GN Store Nord	4,130	74,196
†H Lundbeck	2,213	59,004
IC Group	491	13,970
ISS	466	15,479
†Jyske Bank	2,315	128,089
NKT Holding	1,247	65,839
Nordjyske Bank	671	12,210
Novo Nordisk Class B	8,121	438,256
Novo Nordisk ADR	2,700	146,448
Novozymes Class B	3,160	137,912
Pandora	2,554	298,363
PER Aarsleff Class B	81	27,803
Ringkjoebing Landbobank	179	39,874
Rockwool International Class B	283	40,340
Royal Unibrew	2,279	85,331
†Santa Fe Group	1,260	10,972
Schouw	794	42,689
SimCorp	2,117	106,629
Solar Class B	155	9,346
Spar Nord Bank	4,734	53,999
Sydbank	4,128	157,123
TDC	28,263	145,765
†Topdanmark	2,395	68,042
Tryg	1,165	22,636
United International Enterprises	70	11,102
Vestas Wind Systems	5,825	302,843
†William Demant Holding	1,223	101,607
†Zealand Pharma	730	16,106

		3,948,835

Finland–1.60%
Amer Sports Class A	6,366	161,924
Cargotec Class B	2,589	70,777
Caverion	3,730	37,296
†Citycon	10,306	25,361
Cramo	1,559	32,555
Elisa	5,417	183,242
†Finnlines	756	13,534
Fiskars	1,197	24,075
Fortum	6,698	99,103
HKScan	2,593	11,366
Huhtamaki	6,263	191,390
Kemira	7,506	86,655
Kesko Class A	324	10,501
Kesko Class B	5,120	181,355
Kone Class B	3,437	130,805
Konecranes	1,835	45,939
Lassila & Tikanoja	992	19,919
Metsa Board	14,318	80,734
Metso	3,349	69,668
Neste	6,313	145,293

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Nokia	25,797	$176,395
Nokian Renkaat	6,813	220,548
Olvi Class A	439	10,836
†Oriola-KD Class B	2,759	13,278
Orion Class A	1,218	46,618
Orion Class B	3,716	140,615
†Outokumpu	16,200	37,407
Outotec	9,403	34,817
PKC Group	592	10,749
Raisio Class V	5,238	25,203
Ramirent	1,333	10,224
Sampo Class A	6,768	327,552
Sanoma	4,161	15,362
†Stockmann Class B	3,070	23,919
Stora Enso Class R	29,835	225,747
Technopolis	3,440	13,242
Tieto	3,837	96,919
Tikkurila	1,661	27,604
UPM-Kymmene	26,532	398,264
Uponor	1,300	16,888
Vaisala Class A	415	11,030
Valmet	3,035	29,416
Wartsila	3,823	151,705
YIT	4,487	24,550

		3,710,380

France–7.27%
Accor	2,820	132,222
Aeroports de Paris	387	43,925
†Air France-KLM	6,635	46,390
Air Liquide	2,237	265,201
Airbus Group	3,130	185,359
Akka Technologies	548	14,169
Albioma	1,323	22,039
†Alstom	2,435	75,317
Alten	1,306	67,079
Altran Technologies	7,469	86,839
Arkema	2,930	189,917
Atos	4,384	336,982
AXA	15,915	386,400
BioMerieux	605	65,456
BNP Paribas	8,427	496,132
Boiron	217	20,926
Bollore	10,668	52,011
Bonduelle	1,021	26,240
Bouygues	5,804	205,977
Bureau Veritas	4,810	101,540
Cap Gemini	1,876	167,532
Carrefour	8,720	258,430
Casino Guichard Perrachon	1,905	101,451
†Cegedim	412	16,611
Cegid Group	348	14,687

LVIP Dimensional International Core Equity Fund––7

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
†CGG	6,006	$20,753
Chargeurs	1,314	10,937
Christian Dior	405	75,879
Cie de Saint-Gobain	14,209	616,676
Cie des Alpes	539	10,618
Cie Generale des Etablissements Michelin	6,294	575,866
CNP Assurances	6,429	89,330
Credit Agricole	9,026	103,914
Danone	3,631	229,200
Dassault Systemes	720	53,212
†Derichebourg	7,947	22,859
Edenred	5,392	88,292
Eiffage	2,690	166,404
Electricite de France	4,441	78,417
Engie	23,051	372,976
†Eramet	180	6,641
Essilor International	1,793	219,048
†Esso Francaise	210	14,537
†Etablissements Maurel et Prom	1,407	5,221
Euler Hermes Group	449	41,642
Eurofins Scientific	351	107,936
Eutelsat Communications	5,742	176,113
Faiveley Transport	309	31,904
Faurecia	3,964	123,626
†GameLoft	4,561	16,767
Gaztransport Et Technigaz	801	41,557
GL Events	693	13,411
Groupe Crit	166	8,604
Groupe Eurotunnel	4,235	57,700
†Groupe Fnac	518	29,572
Guerbet	240	17,083
Haulotte Group	905	12,727
Havas	7,309	59,713
Hermes International	133	48,414
Iliad	291	58,867
Imerys	1,186	76,192
Ingenico Group	940	113,586
Interparfums	466	11,947
Ipsen	1,057	65,570
IPSOS	1,469	28,854
Jacquet Metal Service	688	9,315
JCDecaux	1,584	57,580
Kering	820	134,229
Korian	1,447	54,505
Lagardere	5,166	143,146
†Le Noble Age	292	6,966
Lectra	805	8,931
Legrand	2,432	129,390
LISI	866	23,432
L’Oreal	965	167,731
LVMH Moet Hennessy Louis Vuitton	1,525	259,621

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Manitou BF	108	$1,808
Mersen	975	19,665
Metropole Television	1,842	35,225
MGI Coutier	593	9,429
Montupet	302	17,804
Natixis	14,803	81,961
†Naturex	228	16,203
Neopost	1,527	39,803
†Nexans	2,765	93,403
Nexity	1,770	76,331
†Numericable-SFR	770	35,647
Oeneo	1,943	14,264
Orange	32,435	491,691
Orange ADR	1,900	28,728
Orpea	714	56,809
†Parrot	338	16,500
Pernod Ricard	2,363	238,588
†Peugeot	13,392	202,923
Plastic Omnium	3,857	88,605
Plastivaloire	178	11,745
Publicis Groupe	1,984	135,592
Rallye	1,878	30,743
Renault	2,936	211,841
Rexel	13,205	162,561
Rothschild	879	25,605
Rubis	1,285	95,572
Safran	1,890	142,112
Saft Groupe	1,555	50,806
Sanofi	8,859	843,378
Sanofi ADR	2,500	118,675
Sartorius Stedim Biotech	99	29,465
Savencia	172	11,033
Schneider Electric	4,278	239,564
SCOR	5,860	210,434
SEB	1,306	120,450
†Sequana	2,004	9,116
SES FDR	2,913	91,932
Societe BIC	527	81,890
Societe Generale	8,658	386,935
Societe Television Francaise 1	5,277	74,213
Sodexo	1,066	88,451
†Solocal Group	26,766	6,833
Somfy	32	9,225
Sopra Steria Group	713	79,122
Stef	120	7,911
STMicroelectronics	22,543	154,009
STMicroelectronics New York Shares	1,700	11,594
Suez Environnement	5,880	105,660
Synergie	481	12,562
Technicolor	11,287	78,065
Technip	4,746	224,598
Teleperformance	2,550	193,487

LVIP Dimensional International Core Equity Fund—8

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Thales	1,696	$118,254
†Theolia	21,718	12,862
TOTAL	34,600	1,556,407
TOTAL ADR	6,060	270,943
Trigano	425	20,193
†UBISOFT Entertainment	6,574	133,428
Valeo	1,113	151,120
Vallourec	3,283	29,165
Veolia Environnement	4,128	94,144
Vicat	884	55,220
Vinci	4,165	264,847
Virbac	158	27,350
Vivendi	7,192	170,391
Zodiac Aerospace	4,021	92,323

		16,893,456

Germany–6.59%
Aareal Bank	3,583	127,435
adidas	3,374	272,037
†ADVA Optical Networking	2,630	28,145
†AIXTRON	5,087	30,885
Allianz	3,615	567,891
Allianz ADR	1,679	26,243
Amadeus Fire	168	14,927
Aurubis	2,008	127,802
Axel Springer	1,836	102,671
BASF	13,366	1,022,277
BASF ADR	500	38,205
Bauer	208	3,931
Bayer	3,147	403,755
Bayer ADR	515	65,941
Bayerische Motoren Werke	6,383	556,870
BayWa Class V	800	25,775
Bechtle	862	77,768
Beiersdorf	651	57,705
Bertrandt	119	12,427
Bijou Brigitte	306	16,821
Bilfinger	2,082	77,203
Borussia Dortmund	6,697	30,531
Brenntag	3,135	169,145
CANCOM	433	15,076
Carl Zeiss Meditec Class B	1,043	29,168
CENTROTEC Sustainable	909	13,706
Cewe Stiftung	267	14,844
comdirect bank	1,388	15,749
†Commerzbank	16,286	172,009
CompuGroup Medical	1,021	33,757
Continental	840	179,412
CTS Eventim	1,444	53,559
Daimler	15,140	1,102,239
Deutsche Bank	8,080	217,837
Deutsche Bank	3,059	82,554

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Deutsche Boerse	1,651	$142,389
†Deutsche Lufthansa	11,365	158,210
Deutsche Post	7,383	204,531
Deutsche Telekom	36,604	651,607
Deutsche Telekom ADR	4,300	76,411
Deutsche Wohnen	6,765	180,926
Deutz	5,128	17,208
†Dialog Semiconductor	2,479	99,454
DIC Asset	2,691	24,229
DMG Mori	1,107	42,528
Draegerwerk	149	10,543
Drillisch	1,143	60,919
Duerr	907	63,808
E.ON	19,368	166,205
Elmos Semiconductor	625	9,474
ElringKlinger	465	8,954
Fielmann	790	54,133
Fraport Frankfurt Airport Services Worldwide	1,183	73,148
Freenet	5,094	168,532
Fresenius	3,139	210,714
Fresenius Medical Care	1,682	131,457
Fresenius Medical Care ADR	253	9,870
FUCHS PETROLUB	814	31,275
GEA Group	2,360	89,988
Gerresheimer	2,371	173,313
Gerry Weber International	1,052	15,905
Gesco	87	6,659
GFK	641	22,438
GFT Technologies	786	19,214
Grammer	798	18,308
GRENKELEASING	150	23,767
Hamburger Hafen und Logistik	1,312	21,375
Hannover Rueck	954	97,719
HeidelbergCement	2,216	152,177
†Heidelberger Druckmaschinen	15,511	39,791
Henkel	588	51,972
HOCHTIEF	1,344	112,212
Hornbach Baumarkt	449	16,807
HUGO BOSS	1,474	165,737
Indus Holding	1,351	60,448
Infineon Technologies	5,788	65,031
Infineon Technologies ADR	3,600	40,716
Isra Vision	208	11,636
Jenoptik	2,498	35,514
K+S	5,889	197,596
†KION Group	3,101	137,795
Kloeckner	5,682	46,581
†Koenig & Bauer	998	29,362
†Kontron	2,956	8,363
Krones	474	49,956
KUKA	689	52,877

LVIP Dimensional International Core Equity Fund––9

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
KWS Saat	80	$26,648
LANXESS	3,677	172,168
†LEG Immobilien	1,970	162,984
Leoni	1,870	99,866
Linde	1,759	285,705
MAN	648	66,011
†Manz	203	14,758
Merck	820	72,600
METRO	7,040	194,782
MTU Aero Engines	2,712	227,050
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,382	258,109
Nemetschek	858	32,259
†Nordex	2,595	70,901
Norma Group	1,905	93,687
OSRAM Licht	3,266	169,206
†Paion	5,574	12,494
Pfeiffer Vacuum Technology	445	51,413
†PNE Wind	5,914	13,871
ProSiebenSat.1 Media	4,449	218,382
Puma	86	17,778
†QIAGEN	3,587	92,527
QSC	4,250	7,168
Rational	104	41,608
Rheinmetall	2,846	174,997
RHOEN-KLINIKUM	2,761	78,187
RTL Group	438	37,759
RWE	9,044	102,774
SAF-Holland	1,626	21,448
Salzgitter	1,965	48,809
SAP	2,901	187,937
Schaltbau Holding	392	20,343
†SGL Carbon	1,694	26,993
SHW	537	12,100
Siemens	6,337	566,128
Siemens ADR	900	80,370
Sixt	985	48,020
†SMA Solar Technology	713	30,873
Software	1,435	41,932
STADA Arzneimittel	4,131	148,081
Stroeer Media	927	54,637
Suedzucker	5,388	97,981
Surteco	221	4,304
†Suss Microtec	1,767	11,164
Symrise	1,904	114,722
TAG Immobilien	4,323	51,283
Takkt	2,304	43,295
Talanx	2,027	60,725
Technotrans	656	11,075
Telefonica Deutschland Holding	8,984	54,937
ThyssenKrupp	4,433	77,897
†Tom Tailor Holding	912	5,093

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
United Internet	2,758	$139,826
†VERBIO Vereinigte BioEnergie	2,083	9,683
Volkswagen	574	67,630
Vonovia	3,324	106,986
†Vossloh	422	31,397
VTG	936	27,687
Wacker Chemie	801	60,925
Wacker Neuson	1,702	24,695
Washtec	1,015	24,838
Wincor Nixdorf	993	39,040
XING	87	18,665
Zeal Network	248	11,158

		15,324,451

■Hong Kong–2.84%
AIA Group	72,200	375,489
Allied Group	4,000	18,684
Allied Properties	50,000	10,357
APT Satellite Holdings	27,500	23,819
Asia Financial Holdings	24,000	9,204
Asia Satellite Telecommunications Holdings	6,500	10,125
ASM Pacific Technology	13,100	85,919
Bank of East Asia	21,200	71,276
BOC Hong Kong Holdings	46,000	135,665
Bonjour Holdings	262,000	10,686
Bright Smart Securities & Commodities Group	48,000	13,565
†Brightoil Petroleum Holdings	27,000	9,555
†Burwill Holdings	208,000	7,690
Cafe de Coral Holdings	14,000	46,854
Cathay Pacific Airways	39,000	73,443
Century City International Holdings	124,000	8,180
Cheung Kong Infrastructure Holdings	7,000	62,738
Cheung Kong Property Holdings	16,680	122,201
†China Daye Non-Ferrous Metals Mining Class F	70,000	1,310
†China Energy Development Holdings	586,000	12,035
†China Public Procurement	420,000	6,754
†China Smarter Energy Group Holdings	66,000	6,080
†China Star Entertainment	750,000	2,913
Chinese Estates Holdings	4,500	10,607
Chow Sang Sang Holdings International	15,000	30,033
Chow Tai Fook Jewellery Group	42,000	35,210
Chu Kong Shipping Enterprises Group	20,000	5,853
Chuang’s Consortium International	72,000	7,925
CITIC Telecom International Holdings	95,000	32,609
CK Hutchison Holdings	16,680	216,965
CK Life Sciences International Holdings	84,000	7,509
CLP Holdings	8,000	68,391

LVIP Dimensional International Core Equity Fund––10

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†Convoy Financial Holdings	120,000	$6,461
CW Group Holdings	24,000	10,650
Dah Sing Banking Group	19,600	36,097
Dah Sing Financial Holdings	8,000	43,817
†Dragonite International	24,000	2,398
Emperor Capital Group	72,000	5,727
Emperor Entertainment Hotel	45,000	8,094
Emperor International Holdings	44,000	8,490
Emperor Watch & Jewellery	270,000	8,924
Esprit Holdings	89,300	66,500
Far East Consortium International	64,000	23,806
FIH Mobile	135,000	62,101
First Pacific	120,000	73,314
First Shanghai Investments	88,000	12,660
†Fullshare Holdings	170,000	30,620
Galaxy Entertainment Group	32,000	81,960
Get Nice Holdings	192,000	6,730
Giordano International	92,000	44,452
†Global Brands Group Holding	334,000	69,141
†Goldin Financial Holdings	8,000	17,032
†Goldin Properties Holdings	10,000	9,055
Great Eagle Holdings	4,000	11,926
G-Resources Group	1,176,000	30,630
Guoco Group	2,000	23,008
Guotai Junan International Holdings	90,000	25,734
Haitong International Securities Group	42,000	20,928
Hang Lung Group	38,000	129,369
Hang Lung Properties	49,000	110,217
Hang Seng Bank	2,500	45,096
†Hao Tian Development Group	126,000	9,021
Henderson Land Development	8,500	50,827
#HK Electric Investments 144A	49,000	34,922
HKR International	45,600	21,929
HKT Trust	79,000	93,881
Hong Kong & China Gas	38,800	72,756
Hong Kong Aircraft Engineering	1,200	9,113
Hong Kong Exchanges & Clearing	5,500	126,174
Hong Kong Ferry Holdings	11,000	12,586
Hongkong & Shanghai Hotels	34,000	38,342
Hongkong Chinese	48,000	7,404
Hopewell Holdings	26,500	90,262
Hsin Chong Construction Group	120,000	14,305
Hutchison Telecommunications Hong Kong Holdings	74,000	29,793
Hysan Development	17,000	70,785
IT	32,000	8,355
Johnson Electric Holdings	19,500	64,419
Kerry Logistics Network	30,500	43,463
Kerry Properties	20,500	56,284
†Kingston Financial Group	90,000	31,445
†Ko Yo Chemical Group	132,000	8,920
Kowloon Development	14,000	16,077

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Lai Sun Development	420,000	$6,587
Lai Sun Garment International	71,000	7,908
Li & Fung	196,000	150,141
Lifestyle International Holdings	28,500	40,834
Lippo China Resources	350,000	13,389
Liu Chong Hing Investment	12,000	12,709
L’Occitane International	11,750	24,470
†Louis XIII Holdings	36,500	10,211
Luk Fook Holdings International	22,000	55,144
†Macau Legend Development	57,000	8,141
Man Wah Holdings	30,800	30,173
†Mason Financial Holdings	260,000	9,613
Melco Crown Entertainment ADR	600	8,256
Melco International Development	22,000	27,045
MGM China Holdings	20,400	23,764
†Midland Holdings	30,000	12,435
Miramar Hotel & Investment	10,000	15,830
†Mongolian Mining	302,000	7,677
MTR	13,000	56,523
NagaCorp	106,000	63,742
New World Development	144,000	140,238
NewOcean Energy Holdings	62,000	23,425
Nexteer Automotive Group	25,000	25,273
NWS Holdings	68,000	89,634
Orient Overseas International	12,000	56,463
†Pacific Andes International Holdings	338,000	6,711
Pacific Basin Shipping	101,000	30,729
Pacific Textiles Holdings	22,000	29,947
PCCW	172,000	88,537
Pico Far East Holdings	58,000	13,471
Playmates Holdings	6,000	6,245
†PME Group	560,000	9,090
Polytec Asset Holdings	85,000	11,338
Power Assets Holdings	9,000	85,165
Prada	5,600	21,460
Public Financial Holdings	24,000	10,933
Regal Hotels International Holdings	18,000	9,378
Sa Sa International Holdings	42,000	16,224
Samsonite International	31,500	102,937
Sands China	12,000	36,449
SEA Holdings	12,000	13,705
Shangri-La Asia	76,000	65,981
Shenwan Hongyuan	20,000	8,126
Shun Tak Holdings	94,000	35,662
Singamas Container Holdings	72,000	9,338
Sino Land	44,000	66,994
Sitoy Group Holdings	26,000	12,907
SJM Holdings	111,000	79,027
SmarTone Telecommunications Holdings	14,500	27,418
†SOCAM Development	18,000	11,179
Stella International Holdings	19,500	47,933

LVIP Dimensional International Core Equity Fund––11

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Sun Hung Kai	29,000	$19,903
Sun Hung Kai Properties	14,000	182,604
Swire Pacific	5,000	10,308
Swire Pacific Class A	13,500	151,313
Swire Properties	5,000	13,858
Tao Heung Holdings	2,000	658
Techtronic Industries	53,500	199,448
Television Broadcasts	22,400	74,750
Texwinca Holdings	36,000	32,468
Tradelink Electronic Commerce	68,000	13,833
Transport International Holdings	6,400	16,958
Trinity	72,000	7,824
Tsui Wah Holdings	20,000	4,666
†United Laboratories International Holdings	36,000	18,444
Value Partners Group	26,000	24,460
Varitronix International	21,000	14,016
Victory City International Holdings	82,000	12,038
Vitasoy International Holdings	40,000	59,147
VST Holdings	32,000	8,737
VTech Holdings	6,200	73,608
Wharf Holdings	20,000	112,847
Wheelock	16,000	69,486
Wing On International	3,000	9,343
Wing Tai Properties	16,000	8,919
Wynn Macau	17,200	19,678
Xinyi Glass Holdings	106,000	47,588
Xinyi Solar Holdings	66,000	22,650
Yue Yuen Industrial Holdings	32,000	119,053

		6,600,758

Ireland–0.60%
†Bank of Ireland	371,882	145,403
C&C Group	5,498	21,814
CRH	1,314	34,687
CRH ADR	12,271	325,672
Glanbia	5,930	110,380
Irish Continental Group	6,660	32,615
Kerry Group Class A	1,679	126,312
Kingspan Group	6,906	166,903
Paddy Power	1,290	149,224
Smurfit Kappa Group	10,114	272,492

		1,385,502

Israel–0.67%
†Airport City	1,010	9,799
Alrov Properties & Lodgings	525	11,074
Amot Investments	3,318	10,225
Azrieli Group	679	27,146
Bank Hapoalim	14,882	74,891
†Bank Leumi Le-Israel	20,587	76,847
Bayside Land Class 1	35	10,301

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
Bezeq The Israeli Telecommunication	18,168	$34,771
Big Shopping Centers	216	10,647
†Cellcom Israel	2,790	17,523
†Clal Insurance Enterprises Holdings	710	10,515
Delek Automotive Systems	1,071	10,033
Delek Group	225	49,186
Delta-Galil Industries	360	10,807
Elbit Systems	337	24,913
Elbit Systems	192	14,325
Electra	116	14,339
†Evogene	1,222	10,063
EZchip Semiconductor	1,427	35,903
First International Bank Of Israel	1,862	23,142
Formula Systems 1985	391	10,872
Frutarom Industries	1,429	54,076
†Gilat Satellite Networks	2,019	7,247
Harel Insurance Investments & Financial Services	5,427	22,558
Hilan	918	12,078
Israel Chemicals	4,078	20,986
†Israel Discount Bank Class A	34,305	62,725
Ituran Location & Control	462	9,510
†Jerusalem Oil Exploration	498	19,379
†Kamada	3,546	12,158
Matrix IT	1,514	8,924
Melisron	307	11,426
Menorah Mivtachim Holdings	1,127	9,845
Migdal Insurance & Financial Holding	10,912	9,921
Mizrahi Tefahot Bank	5,262	62,223
NICE-Systems ADR	400	22,532
†Nitsba Holdings 1995	80	1,410
†Nova Measuring Instruments	958	9,268
†Oil Refineries	40,638	14,927
Osem Investments	984	18,992
†Partner Communications	2,753	10,928
Paz Oil	299	44,416
Phoenix Holdings	4,323	11,450
Rami Levy Chain Stores Hashikma Marketing 2006	248	10,614
Shikun & Binui	16,387	29,825
†Shufersal	5,699	13,546
†Strauss Group	597	8,012
Teva Pharmaceutical Industries ADR	9,581	540,943
Tower Semiconductor	671	8,636

		1,565,877

Italy–2.97%
A2A	47,014	58,366
ACEA	1,972	26,631
Amplifon	2,061	15,599
Ascopiave	4,301	9,900
Assicurazioni Generali	11,106	203,198

LVIP Dimensional International Core Equity Fund––12

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Astaldi	1,991	$18,172
Atlantia	2,932	82,016
†Autogrill	4,964	45,277
Azimut Holding	3,802	81,589
†Banca Carige	7,846	12,717
Banca Generali	2,195	61,919
Banca IFIS	715	16,628
†Banca Monte dei Paschi di Siena	9,944	17,719
Banca Popolare dell’Emilia Romagna	38,679	318,986
Banca Popolare di Milano	367,452	363,312
Banca Popolare di Sondrio	20,542	94,111
†Banco Popolare	17,993	266,214
BasicNet	3,656	14,626
Biesse	850	12,874
Brembo	1,193	46,153
Buzzi Unicem	3,003	50,198
Cementir Holding	2,477	13,369
†CIR-Compagnie Industriali Riunite	21,107	21,181
CNH Industrial	10,832	70,607
Credito Emiliano	2,613	17,987
†Credito Valtellinese	83,323	107,753
†d’Amico International Shipping	18,361	14,416
Danieli & C Officine Meccaniche	586	11,421
Datalogic	1,125	17,823
Davide Campari-Milano	5,091	40,548
De’ Longhi	2,087	51,278
DiaSorin	536	23,460
Ei Towers	427	26,259
Enel	29,335	130,893
Enel Green Power	90,357	170,852
Engineering	193	11,094
Eni	44,422	698,773
Eni ADR	2,400	75,288
ERG	2,382	33,316
Esprinet	1,533	12,697
Falck Renewables	11,210	13,925
†Fiat Chrysler Automobiles	24,178	314,255
†Finmeccanica	14,496	181,531
†Gruppo Editoriale L’Espresso	12,500	12,522
Hera	23,329	60,571
Industria Macchine Automatiche	640	28,619
Interpump Group	2,344	31,259
Intesa Sanpaolo	48,309	170,661
Iren	20,071	32,759
Italcementi	13,188	146,383
Italmobiliare	357	15,241
La Doria	1,065	11,584
Luxottica Group	872	60,434
†Maire Tecnimont	4,831	13,405
MARR	652	12,381
Mediaset	26,891	123,794
Mediobanca	19,664	193,469

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Mediolanum	4,263	$30,450
Moncler	3,803	68,103
Parmalat	4,463	11,510
Piaggio & C	5,671	13,635
Prysmian	7,432	153,614
Recordati	3,747	86,464
Reply	121	13,270
†Safilo Group	1,478	17,284
†Saipem	10,792	86,536
Salini Impregilo	8,251	31,391
Salvatore Ferragamo	1,711	45,636
†Saras	4,200	8,932
Snam	18,110	93,011
Societa Cattolica di Assicurazioni	6,493	45,748
Societa Iniziative Autostradali e Servizi	2,301	25,838
†Sogefi	4,702	9,631
†Telecom Italia	245,443	302,466
†Telecom Italia ADR	6,900	84,732
Tenaris ADR	1,200	28,932
Terna Rete Elettrica Nazionale	30,540	148,431
Tod’s	398	34,869
UniCredit	52,790	329,103
Unione di Banche Italiane ScpA	33,298	236,266
Unipol Gruppo Finanziario	15,406	67,694
UnipolSai	36,946	80,340
Vittoria Assicurazioni	1,077	11,842
†Yoox	1,842	55,459

		6,909,200

Japan–22.28%
77 Bank	13,000	73,848
ABC-Mart	400	22,363
Accordia Golf	2,700	24,401
Achilles	6,000	7,391
Adastria	600	35,946
ADEKA	4,500	57,504
Aderans	1,000	7,959
Advan	200	1,543
Advantest	5,400	38,826
Aeon	28,600	443,716
Aeon Delight	500	14,441
Aeon Mall	2,800	43,014
Ahresty	1,900	11,194
Ai Holdings	1,000	24,754
Aica Kogyo	2,000	40,016
Aichi Bank	300	17,237
Aichi Steel	7,000	26,436
Aida Engineering	2,700	22,262
Ain Pharmaciez	900	45,939
Air Water	6,000	90,129
Airport Facilities	2,000	9,117

LVIP Dimensional International Core Equity Fund––13

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Aisan Industry	2,000	$18,353
Aisin Seiki	4,900	164,411
Ajinomoto	5,000	105,444
Akebono Brake Industry	7,100	22,548
Akita Bank	6,000	19,244
Alconix	1,000	12,772
Alfresa Holdings	2,600	44,403
Alinco	1,600	14,444
Alpen	700	11,166
Alpine Electronics	2,200	24,111
Alps Electric	3,300	93,196
Amada Holdings	12,100	92,261
Amano	2,700	31,168
Amiyaki Tei	300	11,776
Amuse	300	13,044
ANA Holdings	10,000	28,015
Anest Iwata	700	4,595
Anritsu	5,100	31,024
AOKI Holdings	2,500	30,374
Aomori Bank	10,000	32,179
Aoyama Trading	4,000	141,099
Aozora Bank	12,000	41,621
Arakawa Chemical Industries	1,000	9,189
Arata	300	6,901
Arcland Sakamoto	500	10,764
Arcs	1,400	26,370
Arisawa Manufacturing	1,300	7,684
Artnature	1,300	13,078
Asahi Diamond Industrial	2,700	24,533
Asahi Glass	21,000	122,715
Asahi Group Holdings	2,200	71,378
Asahi Holdings	900	13,521
Asahi Intecc	2,000	72,088
Asahi Kasei	33,000	232,707
Asahi Organic Chemicals Industry	7,000	12,845
Asante	800	9,577
Asanuma	6,000	16,598
Asatsu-DK	800	18,000
Ashikaga Holdings	4,400	18,383
Asia Pile Holdings	1,700	10,569
Asics	500	11,918
ASKA Pharmaceutical	300	3,260
ASKUL	400	15,228
Astellas Pharma	7,000	90,612
Ateam	500	6,788
Atom	1,800	9,734
Autobacs Seven	2,000	33,210
Avex Group Holdings	2,200	25,001
Awa Bank	9,000	51,891
Axial Retailing	700	22,985
Azbil	2,100	53,158
Bandai Namco Holdings	3,400	78,913

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Bando Chemical Industries	3,000	$11,614
Bank of Iwate	800	36,276
Bank of Kochi	9,000	10,331
Bank of Kyoto	8,000	81,369
Bank of Nagoya	8,000	30,742
Bank of Okinawa	900	37,225
Bank of Saga	4,000	9,125
Bank of the Ryukyus	1,200	17,652
Bank of Yokohama	20,000	121,566
Belc	400	13,648
Belluna	2,100	11,480
Benefit One	900	15,255
Benesse Holdings	3,400	90,906
Bic Camera	4,200	36,538
Biofermin Pharmaceutical	600	16,801
BML	500	13,920
Bridgestone	3,900	134,970
Broadleaf	1,100	11,190
Brother Industries	10,300	124,162
Bunka Shutter	1,700	12,209
Calbee	600	19,417
Calsonic Kansei	11,000	82,606
Can Do	800	10,183
Canon	5,400	156,215
Canon ADR	1,500	43,455
Canon Electronics	1,300	20,978
Canon Marketing Japan	2,700	39,943
Capcom	2,300	45,354
Casio Computer	2,000	36,405
Cawachi	700	11,480
Central Glass	9,000	39,335
Central Japan Railway	600	96,741
Central Sports	600	11,547
Century Tokyo Leasing	2,100	60,798
Chiba Bank	14,000	99,419
Chiba Kogyo Bank	3,800	21,184
Chiyoda Integre	500	10,707
Chori	600	8,706
Chubu Electric Power	5,300	78,148
Chubu Shiryo	900	7,874
Chudenko	700	13,600
Chuetsu Pulp & Paper	8,000	12,545
Chugai Pharmaceutical	500	15,357
Chugai Ro	3,000	5,512
Chugoku Bank	5,200	77,179
Chugoku Electric Power	2,500	34,459
Chugoku Marine Paints	3,000	18,992
Citizen Holdings	10,000	69,116
CKD	2,700	22,314
Clarion	6,000	18,983
Cleanup	2,000	14,651
CMIC Holdings	800	11,368

LVIP Dimensional International Core Equity Fund––14

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
CMK	4,000	$7,398
Coca-Cola East Japan	2,100	33,930
Coca-Cola West Class C	3,100	60,437
Cocokara fine	300	11,064
†COLOPL	1,400	22,518
Colowide	1,200	16,845
Computer Engineering & Consulting	1,600	12,489
COMSYS Holdings	3,800	45,327
COOKPAD	1,800	38,001
=Cosmo Oil	39,000	53,318
Cosmos Pharmaceutical	200	23,530
Create Restaurants Holdings	800	16,567
CREATE SD HOLDINGS	300	16,469
Credit Saison	4,600	83,572
CTI Engineering	400	4,052
CyberAgent	1,000	39,120
Dai Nippon Printing	10,000	96,628
Daibiru	3,000	23,355
Daicel	5,400	66,292
Dai-Dan	2,000	13,491
Daido Metal	1,300	10,832
Daido Steel	12,000	38,043
Daifuku	3,700	50,838
Daihatsu Motor	7,200	83,289
Daihen	4,000	18,951
Daiho	6,000	25,235
Daiichi Jitsugyo	3,000	14,423
Dai-ichi Life Insurance	9,900	157,613
Daiichi Sankyo	7,000	121,469
Dai-ichi Seiko Class C	300	3,673
Daiichikosho	1,500	53,169
Daiken	4,000	12,159
Daikin Industries	1,200	67,306
Daikyo	19,000	32,190
Dainichiseika Color & Chemicals Manufacturing	3,000	12,803
Daio Paper	4,000	32,935
Daisan Bank	14,000	20,977
Daiseki	1,200	20,479
Daishi Bank	19,000	89,376
Daito Pharmaceutical	600	13,351
Daito Trust Construction	900	91,448
Daiwa House Industry	4,500	111,564
Daiwa Securities Group	14,000	90,591
Daiwabo Holdings	15,000	26,237
DCM Holdings	6,200	45,339
DeNA	2,900	53,825
Denka	20,000	78,921
Denso	4,200	177,915
Dentsu	1,300	66,719
Denyo	900	14,270
Descente	1,100	15,587

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
DIC	41,000	$91,977
Digital Garage	600	8,309
Disco	700	49,234
DKS	5,000	14,539
DMG Mori	3,900	49,645
Don Quijote Holdings	1,400	52,748
Doshisha	700	12,846
Doutor Nichires Holdings	1,900	29,119
Dowa Holdings	7,000	53,047
Dr Ci:Labo	1,200	22,619
DTS	1,100	25,992
Dunlop Sports	1,300	12,184
Eagle Industry	1,000	17,895
Earth Chemical	300	11,414
East Japan Railway	1,500	126,404
Ebara	15,000	55,415
EDION	5,400	37,067
Ehime Bank	7,000	14,529
Eighteenth Bank	5,000	15,449
Eisai	900	53,104
Eizo	600	13,981
Elecom	400	4,593
Electric Power Development	1,300	39,677
Elematec	100	2,259
Enplas	800	27,668
EPS Holdings	1,000	9,798
Excel	1,000	12,530
Exedy	1,400	31,061
Ezaki Glico	700	32,352
F@N Communications	1,800	11,847
FamilyMart	1,000	45,595
FANUC	800	123,076
Fast Retailing	300	122,033
FCC	1,900	30,489
FIDEA Holdings	7,000	14,037
Fields	800	10,872
Financial Products Group	2,700	19,530
Foster Electric	1,500	30,016
FP	1,200	44,481
Fudo Tetra	8,600	11,472
Fuji	2,000	11,242
Fuji Ehime	600	14,334
Fuji Electric	27,000	97,924
Fuji Heavy Industries	4,000	143,944
Fuji Kyuko	2,000	18,697
Fuji Media Holdings	2,300	26,802
Fuji Oil	4,500	13,113
Fuji Oil Holdings	3,400	44,157
Fuji Seal International	900	25,971
Fuji Soft	1,400	24,529
Fujibo Holdings	5,000	9,350
FUJIFILM Holdings	4,700	175,704

LVIP Dimensional International Core Equity Fund––15

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Fujikura	27,000	$111,636
Fujimi	900	12,174
Fujimori Kogyo	300	7,375
Fujita Kanko	5,000	17,193
Fujitec	3,200	27,959
Fujitsu	61,000	265,349
Fujitsu Frontech	700	9,004
Fujitsu General	3,000	32,724
Fukuda	2,000	19,047
Fukui Bank	9,000	18,493
Fukuoka Financial Group	13,000	61,920
Fukushima Industries	700	14,189
Fukuyama Transporting	8,000	43,215
FULLCAST Holdings	1,600	10,695
Furukawa	14,000	29,595
Furukawa Electric	39,000	61,399
Furuno Electric	1,400	9,246
Fuso Chemical	1,200	13,033
Fuso Pharmaceutical Industries	6,000	13,760
Futaba	1,000	12,932
Futaba Industrial	1,700	6,141
Future Architect	2,000	11,316
Fuyo General Lease	600	23,051
G-7 Holdings	800	12,074
Gecoss	900	7,744
Geo Holdings	2,000	31,960
Giken	800	10,756
Glory	1,900	44,908
GMO internet	2,500	32,400
GMO Payment Gateway	700	27,082
Godo Steel	8,000	12,427
Goldcrest	800	14,889
Gree	7,100	31,802
GS Yuasa	20,000	75,499
G-Tekt	1,000	11,400
Gulliver International	1,100	10,076
Gun-Ei Chemical Industry	4,000	9,181
GungHo Online Entertainment	5,100	15,150
Gunma Bank	11,000	70,407
Gunze	7,000	21,176
H2O Retailing	3,300	62,433
Hachijuni Bank	11,000	78,084
Hakuhodo DY Holdings	1,600	15,170
Hakuto	300	3,145
Hamakyorex	1,000	18,026
Hamamatsu Photonics	1,000	22,632
Hankyu Hanshin Holdings	22,000	134,559
Hanwa	12,000	44,111
Happinet	1,100	10,699
Harmonic Drive Systems	700	10,030
Haseko	6,800	77,036
Hazama Ando	9,400	60,131

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Heiwa	2,100	$36,018
Heiwa Real Estate	2,000	21,439
Heiwado	1,200	26,297
Hibiya Engineering	900	10,030
Hiday Hidaka	500	12,671
Higashi-Nippon Bank Class B	9,000	29,566
Hikari Tsushin	300	20,999
HI-LEX	900	26,397
Hino Motors	4,400	44,842
Hirose Electric	200	21,774
Hiroshima Bank	17,000	98,252
HIS	900	29,428
Hisamitsu Pharmaceutical	400	13,376
Hitachi	68,000	343,144
Hitachi ADR	1,000	50,570
Hitachi Capital	3,100	75,665
Hitachi Chemical	4,200	57,951
Hitachi Construction Machinery	5,700	76,398
Hitachi High-Technologies	2,300	49,805
†Hitachi Koki	2,000	13,967
Hitachi Kokusai Electric	4,000	42,269
Hitachi Metals	5,300	61,551
Hitachi Transport System	1,900	31,329
Hitachi Zosen	6,300	32,712
Hochiki	1,300	12,396
Hogy Medical	300	13,747
†Hokkaido Electric Power	7,000	67,931
Hokkoku Bank	19,000	77,094
Hokuetsu Bank	7,000	14,251
Hokuetsu Kishu Paper	7,500	40,750
Hokuhoku Financial Group	41,000	93,881
Hokuriku Electric Power	2,700	36,316
Hokuto	600	10,814
Honda Motor	20,700	617,853
Honda Motor ADR	4,400	131,560
Honeys	1,900	16,014
Horiba	1,500	54,694
Hoshizaki Electric	300	21,030
Hosokawa Micron	4,000	19,171
House Foods Group	1,800	30,443
Hoya	2,400	78,608
Hulic	1,800	16,284
Hyakugo Bank	11,000	53,040
Hyakujushi Bank	14,000	50,514
Ibiden	5,400	70,696
IBJ Leasing	900	17,549
Ichibanya	300	13,651
Ichiken	4,000	14,051
Ichinen Holdings	1,200	10,351
Ichiyoshi Securities	1,000	8,685
Idec	2,000	15,420
Idemitsu Kosan	3,800	58,212

LVIP Dimensional International Core Equity Fund––16

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ihara Chemical Industry	1,000	$10,387
IHI	23,000	59,104
Iida Group Holdings	2,700	42,242
Iino Kaiun Kaisha	5,000	22,687
Ikyu	900	19,625
Imasen Electric Industrial	600	5,149
Inaba Denki Sangyo	900	27,157
Inabata	1,700	17,750
Inageya	600	6,095
Ines	1,400	12,697
Infocom	1,200	10,594
Information Services International-Dentsu	900	12,411
Inpex	6,700	59,905
Intage Holdings	1,000	14,273
Internet Initiative Japan	1,000	17,919
Inui Global Logistics	1,400	9,537
Iriso Electronics	400	17,430
Iseki	6,000	8,643
Isetan Mitsukoshi Holdings	2,500	37,512
†Ishihara Sangyo Kaisha	16,000	13,827
Isuzu Motors	7,300	73,310
IT Holdings	4,500	102,089
Ito En	2,900	60,682
ITOCHU	20,000	211,433
Itochu Enex	2,400	18,213
Itochu Techno-Solutions	1,700	36,258
Itochu-Shokuhin	300	9,854
Itoham Foods	4,000	21,725
Itoki	1,900	12,091
IwaiCosmo Holdings	900	10,297
Iwatani	8,000	45,414
Iyo Bank	7,200	82,772
Izumi	900	36,432
J Front Retailing	6,400	103,675
J Trust	2,800	22,451
Jamco	400	15,434
†Janome Sewing Machine	1,000	6,925
Japan Airlines	400	14,155
Japan Airport Terminal	500	21,611
Japan Aviation Electronics Industry	3,000	45,063
Japan Drilling	300	6,401
Japan Exchange Group	6,200	90,637
Japan Medical Dynamic Marketing	1,100	5,681
Japan Pulp & Paper	4,000	10,764
Japan Radio	3,000	9,741
Japan Steel Works	13,000	41,191
Japan Tobacco	5,600	173,720
Japan Wool Textile	3,000	25,252
JCU	300	9,983
Jeol	3,000	17,209
JFE Holdings	10,100	132,658

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
JGC	7,000	$92,874
Jimoto Holdings	7,400	12,777
Jin	600	28,177
J-Oil Mills	3,000	8,603
Joshin Denki	2,000	15,519
Joyo Bank	11,000	57,952
JSR	5,700	82,168
JTEKT	6,700	93,811
Juki	2,600	27,867
Juroku Bank	18,000	78,837
Justsystems	2,300	17,014
JVC Kenwood	4,200	9,425
JX Holdings	46,700	168,637
K&O Energy Group	900	10,951
kabu.com Securities	7,000	22,714
Kaga Electronics	1,200	15,276
=Kagoshima Bank	10,000	80,443
Kajima	6,000	31,842
Kakaku.com	2,700	43,851
Kaken Pharmaceutical	500	46,411
Kakiyasu Honten	700	10,805
Kameda Seika	400	16,705
Kamei	1,600	14,977
Kamigumi	9,000	73,750
Kanamoto	1,900	34,190
Kandenko	6,000	38,779
Kaneka	9,000	66,280
Kanematsu	19,000	26,650
†Kansai Electric Power	5,800	64,483
Kansai Paint	2,000	27,202
Kansai Urban Banking	1,000	11,603
Kanto Denka Kogyo	2,000	12,793
Kao	2,500	113,332
Kasai Kogyo	1,400	15,652
Katakura Industries	300	3,206
Kato Sangyo	800	17,356
Kato Works	2,000	8,059
KAWADA TECHNOLOGIES	500	17,659
Kawai Musical Instruments Manufacturing	900	15,392
Kawasaki Heavy Industries	23,000	79,407
Kawasaki Kisen Kaisha	46,000	101,142
KDDI	11,100	248,463
Keihan Electric Railway	11,000	73,371
Keihanshin Building	2,600	14,824
Keihin	2,500	35,405
Keikyu	5,000	39,801
Keio	5,000	35,549
Keisei Electric Railway	5,000	54,852
Keiyo	2,300	9,850
Keiyo Bank	12,000	63,834
Kenedix	7,100	23,644

LVIP Dimensional International Core Equity Fund—17

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kewpie	2,800	$55,694
Key Coffee	700	11,838
Keyence	100	44,660
Kikkoman	1,000	27,544
Kinden	5,100	64,687
Kintetsu Group Holdings	16,000	57,472
Kintetsu World Express	1,200	21,165
Kinugawa Rubber Industrial	3,000	14,904
Kirin Holdings	7,400	97,068
Kitagawa Iron Works	6,000	13,695
Kita-Nippon Bank	400	10,989
Kito	700	5,210
Kitz	3,800	16,911
Kiyo Bank	2,400	38,533
†KLab	1,500	14,505
†KNT-CT Holdings	11,000	22,501
Koa	1,000	8,692
Koatsu Gas Kogyo	2,000	10,826
Kobayashi Pharmaceutical	300	22,628
Kobe Steel	111,000	120,359
Kohnan Shoji	1,200	15,137
Koito Manufacturing	1,700	55,552
Kokuyo	4,500	47,785
Komatsu	12,600	184,956
Komatsu Wall Industry	700	11,940
Komeri	1,800	38,965
Komori	1,800	18,580
Konami Holdings	2,600	56,194
Konica Minolta	13,600	143,279
Konishi	600	10,374
Konoike Transport	600	7,465
Kose	400	36,509
K’s Holdings	2,100	65,916
Kubota	5,000	68,815
Kubota ADR	300	20,685
Kumagai Gumi	18,000	56,303
Kura	500	15,862
Kurabo Industries	8,000	14,221
Kuraray	6,800	84,752
Kureha	7,000	25,194
Kurimoto	8,000	12,411
Kurita Water Industries	3,600	76,436
Kuroda Electric	1,300	24,130
KYB	11,000	29,080
Kyocera	1,600	73,283
Kyocera ADR	473	21,767
Kyodo Printing	4,000	11,042
Kyoei Steel	1,000	15,703
Kyokuto Kaihatsu Kogyo	1,200	12,005
Kyokuto Securities	1,100	14,745
Kyokuyo	5,000	10,950
KYORIN Holdings	1,400	21,423

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kyoritsu Maintenance	400	$25,746
Kyosan Electric Manufacturing	4,000	10,672
Kyowa Exeo	3,200	30,947
Kyowa Hakko Kirin	4,000	59,633
Kyudenko	2,000	33,361
†Kyushu Electric Power	3,500	38,188
Lasertec	1,200	12,233
Lawson	900	66,407
†Leopalace21	10,100	47,131
Life	800	22,791
Lintec	2,000	42,088
Lion	6,000	52,740
LIXIL Group	5,000	101,765
M3	2,500	49,684
Mabuchi Motor	400	17,369
†Macnica Fuji Electronics Holdings	1,600	19,006
Maeda	5,000	36,494
Maeda Kosen	900	7,018
Maeda Road Construction	4,000	70,206
Makino Milling Machine	5,000	31,377
Makita	1,000	53,195
Mandom	100	3,271
Marubeni	34,500	169,036
Marudai Food	4,000	15,752
Maruha Nichiro	1,700	24,424
Marui Group	7,200	86,851
Maruwa Aichi	500	10,231
Maruzen Showa Unyu	2,000	7,022
Marvelous	1,200	9,198
Matsuda Sangyo	1,000	10,773
Matsumotokiyoshi Holdings	1,500	66,551
Matsuya	900	13,019
Max	2,000	18,841
Mazda Motor	17,600	278,114
McDonald’s Holdings	800	17,957
Medipal Holdings	3,800	60,297
Megachips	1,000	9,604
Megmilk Snow Brand	2,400	45,992
Meidensha	11,000	32,733
MEIJI Holdings	1,200	88,000
Meisei Industrial	2,100	9,179
Meitec	600	20,929
Message	500	10,395
Michinoku Bank	6,000	10,373
Micronics Japan	1,200	10,933
Mie Bank	6,000	13,316
Milbon	400	13,258
Mimasu Semiconductor Industry	1,000	9,157
Minato Bank	6,000	10,701
Minebea	4,000	42,463
Ministop	700	15,903
Miraca Holdings	1,700	72,097

LVIP Dimensional International Core Equity Fund—18

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mirait Holdings	3,500	$31,744
Misawa Homes	1,400	8,481
MISUMI Group	4,800	49,538
Mitani	600	14,187
Mito Securities	4,200	13,863
Mitsuba	1,700	22,797
Mitsubishi	11,700	191,789
Mitsubishi Chemical Holdings	55,900	291,899
Mitsubishi Electric	24,000	219,862
Mitsubishi Estate	4,000	81,713
Mitsubishi Gas Chemical	12,000	55,395
Mitsubishi Heavy Industries	45,000	201,259
Mitsubishi Logistics	5,000	57,982
Mitsubishi Materials	40,000	121,542
Mitsubishi Motors	21,200	162,151
Mitsubishi Nichiyu Forklift	500	1,971
†Mitsubishi Paper Mills	21,000	13,699
Mitsubishi Pencil	400	18,928
Mitsubishi Shokuhin	500	11,416
Mitsubishi Steel Manufacturing	6,000	11,009
Mitsubishi Tanabe Pharma	2,900	51,180
Mitsubishi UFJ Financial Group	125,300	757,124
Mitsubishi UFJ Financial Group ADR	35,500	216,195
Mitsuboshi Belting	2,000	15,224
Mitsui	13,300	149,492
Mitsui Chemicals	39,000	124,999
Mitsui Engineering & Shipbuilding	46,000	66,375
Mitsui Fudosan	3,000	82,238
Mitsui High-Tec	900	4,847
Mitsui Home	3,000	15,001
Mitsui Mining & Smelting	34,000	61,106
Mitsui OSK Lines	40,000	96,086
Mitsui Sugar	2,000	8,330
Mitsui-Soko Holdings	5,000	14,599
Mitsumi Electric	4,800	26,590
Miyazaki Bank	9,000	30,505
Mizuho Financial Group	338,700	633,599
Mizuho Financial Group ADR	5,700	21,147
Mizuno	6,000	27,297
Mochida Pharmaceutical	500	28,966
Modec	900	10,956
Monex Group	7,900	19,490
Monogatari	100	3,905
MonotaRO	2,800	64,147
Morinaga	8,000	39,430
Morinaga Milk Industry	11,000	45,741
Morita Holdings	1,100	10,153
MS&AD Insurance Group Holdings	4,500	120,739
Murata Manufacturing	1,000	129,180
Musashi Seimitsu Industry	800	14,012
Musashino Bank	2,100	75,871
Nabtesco	2,900	52,985

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nachi-Fujikoshi	8,000	$33,175
NaganoBank	8,000	13,252
Nagase	3,500	40,753
Nagatanien Holdings	2,000	17,684
Nagoya Railroad	11,000	43,230
Nakanishi	400	14,881
Nankai Electric Railway	12,000	61,260
Nanto Bank	9,000	28,452
NEC	82,000	252,473
NEC Capital Solutions	700	9,496
NEC Networks & System Integration	800	14,303
NET One Systems	4,000	22,629
Neturen	2,100	15,082
Nexon	1,300	17,381
Next	1,800	14,238
NGK Insulators	2,000	38,272
NGK Spark Plug	2,500	57,392
NH Foods	3,000	61,223
NHK Spring	4,200	40,727
Nichias	5,000	30,014
Nichicon	2,800	20,125
Nichiha	1,000	13,820
Nichii Gakkan	1,300	9,030
Nichi-iko Pharmaceutical	1,200	31,601
Nichirei	11,000	68,912
Nichireki	2,000	15,491
Nidec	800	55,015
Nidec ADR	1,000	17,330
Nifco	2,500	85,444
Nihon Dempa Kogyo	1,200	8,348
Nihon House Holdings	2,600	10,971
Nihon Kohden	2,100	34,811
Nihon M&A Center	1,000	43,702
Nihon Nohyaku	2,400	16,164
Nihon Parkerizing	3,400	27,801
Nihon Unisys	3,000	31,063
Nikkiso	2,000	13,381
Nikkon Holdings	3,700	65,346
Nikon	4,600	55,632
Nintendo	300	50,568
Nippo	3,000	51,132
Nippon Beet Sugar Manufacturing	10,000	16,044
Nippon Carbide Industries	8,000	11,531
Nippon Carbon	4,000	9,296
Nippon Chemi-Con	6,000	13,159
Nippon Chemiphar	3,000	14,051
Nippon Concrete Industries	3,700	12,507
Nippon Denko	4,300	7,748
Nippon Densetsu Kogyo	1,000	17,949
Nippon Electric Glass	16,000	77,286
Nippon Express	18,000	86,014
Nippon Flour Mills	7,000	43,717

LVIP Dimensional International Core Equity Fund—19

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Gas	1,200	$34,163
Nippon Hume	2,000	12,687
Nippon Kayaku	6,000	62,472
Nippon Koei	4,000	16,583
Nippon Light Metal Holdings	29,300	43,801
Nippon Paint Holdings	500	8,745
Nippon Paper Industries	5,500	83,959
Nippon Parking Development	10,000	10,643
Nippon Pillar Packing	1,300	10,974
Nippon Road	3,000	15,008
†Nippon Sharyo	4,000	9,611
†Nippon Sheet Glass	39,000	33,043
Nippon Shokubai	600	40,804
Nippon Signal	1,600	15,467
Nippon Soda	7,000	39,908
Nippon Steel & Sumikin Bussan	9,000	26,630
Nippon Steel & Sumitomo Metal	14,900	271,530
Nippon Suisan Kaisha	16,800	50,152
Nippon Synthetic Chemical Industry	3,000	18,764
Nippon Telegraph & Telephone	3,600	126,810
Nippon Thompson	3,000	12,440
Nippon Valqua Industries	4,000	9,643
†Nippon Yakin Kogyo	5,800	7,301
Nippon Yusen	42,000	97,336
Nipro	6,900	70,905
Nishimatsu Construction	20,000	83,167
Nishi-Nippon City Bank	24,000	65,950
Nishi-Nippon Railroad	13,000	63,656
Nishio Rent All	500	9,815
Nissan Chemical Industries	2,100	46,178
Nissan Motor	42,700	392,626
Nissan Shatai	2,400	26,551
Nissei ASB Machine	400	7,912
Nissei Build Kogyo	4,000	12,413
Nissha Printing	1,200	22,942
Nisshin Oillio Group	7,000	25,371
Nisshin Seifun Group	7,500	109,065
Nisshin Steel	6,000	53,765
Nisshinbo Holdings	7,000	78,947
Nissin	5,000	14,429
Nissin Electric	2,000	12,341
Nissin Foods Holdings	400	18,402
Nissin Kogyo	1,700	25,469
Nitori Holdings	800	62,646
Nitta	800	19,222
Nittetsu Mining	3,000	11,943
Nitto Boseki	5,000	14,976
Nitto Denko	1,500	89,843
Nitto Kogyo	1,100	19,260
Nitto Kohki	200	3,825
Nittoc Construction	3,400	15,501
NOF	7,000	48,017

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nohmi Bosai	900	$9,783
Nojima	1,000	11,046
NOK	2,100	45,437
Nomura	600	8,512
Nomura Holdings	26,600	154,403
Nomura Holdings ADR	8,400	48,888
Nomura Real Estate Holdings	3,800	76,399
Nomura Research Institute	880	33,782
Noritake	7,000	14,794
Noritz	1,200	18,043
North Pacific Bank	19,200	76,120
NS Solutions	800	33,815
NS United Kaiun Kaisha	7,000	13,830
NSD	900	11,053
NSK	5,000	48,467
NTN	27,000	111,401
NTT Data	1,200	60,502
NTT DOCOMO	20,800	350,849
NTT DOCOMO ADR	1,000	16,880
NTT Urban Development	1,900	17,508
NuFlare Technology	400	14,699
OAK Capital	3,800	7,294
Obara Group	400	15,710
Obayashi	9,000	76,793
Obic	300	13,724
Odakyu Electric Railway	6,000	54,035
Ogaki Kyoritsu Bank	16,000	63,042
Ohashi Technica	1,100	11,605
Ohsho Food Service	600	19,863
Oiles	600	8,909
Oita Bank	5,000	20,792
Oji Holdings	25,000	107,309
Okabe	1,500	12,650
Okamoto Industries	3,000	28,385
Okamura	2,100	18,954
Okasan Securities Group	9,000	54,332
Oki Electric Industry	37,000	57,699
Okinawa Cellular Telephone	300	7,871
Okinawa Electric Power	900	20,223
OKUMA	7,000	43,772
Okumura	7,000	37,348
Okuwa	2,000	16,448
Olympus	1,600	49,919
Omron	2,700	81,279
Onward Holdings	7,000	41,395
Open House	1,000	15,476
Oracle Japan	500	21,115
Organo	3,000	10,960
Oriental Land	1,000	55,845
Osaka Gas	16,000	60,665
Osaka Soda	4,000	13,740
Osaka Steel	700	9,796

LVIP Dimensional International Core Equity Fund—20

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
OSAKA Titanium Technologies	800	$21,007
Osaki Electric	2,000	9,871
OSG	3,200	60,590
OSJB Holdings	3,400	6,266
Otsuka	300	14,618
Otsuka Holdings	3,800	121,345
Pacific Industrial	1,500	14,990
Pacific Metals	6,000	13,885
Pack	700	15,450
Pal	400	11,585
PALTAC	2,000	36,154
PanaHome	4,000	26,013
Panasonic	12,300	124,483
Panasonic ADR	4,000	40,440
Paramount Bed Holdings	600	17,843
Parco	1,200	9,611
Park24	1,900	35,660
Pasona Group	500	4,228
PC Depot	800	6,332
Penta-Ocean Construction	13,700	64,311
Pigeon	2,600	60,754
Pilot	800	33,109
Piolax	300	13,769
†Pioneer	16,100	34,986
Plenus	1,000	15,448
Pola Orbis Holdings	500	31,096
Press Kogyo	4,300	16,435
Pressance	500	19,541
Prestige International	200	1,988
Prima Meat Packers	5,000	13,372
Proto	700	8,763
Raito Kogyo	2,000	18,939
Rakuten	4,100	52,410
Raysum	1,000	8,901
Relo Holdings	400	39,187
Rengo	11,000	42,520
Resona Holdings	32,100	163,564
Resorttrust	600	14,927
Ricoh	23,400	236,184
Ricoh Leasing	800	21,679
Riken	3,000	9,928
Riken Technos	700	2,226
Riken Vitamin	500	15,838
Ringer Hut	600	12,963
Rinnai	400	30,520
Riso Kagaku	700	11,911
Rock Field	500	11,519
Rohm	1,200	53,366
Rohto Pharmaceutical	3,300	50,652
Roland DG	1,000	21,434
Round One	5,000	20,139
Royal Holdings	700	11,984

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ryobi	7,000	$26,187
Ryoden Trading	2,000	13,326
Ryohin Keikaku	300	61,085
Ryosan	1,500	35,104
S Foods	700	14,063
Sac’s Bar Holdings	100	1,710
Saibu Gas	12,000	27,389
Saizeriya	1,100	24,936
Sakai Chemical Industry	3,000	8,426
Sakai Moving Service	400	19,920
Sakata INX	1,200	9,567
Sakata Seed	1,100	18,152
San-A Class A	400	17,575
San-Ai Oil	2,000	13,676
Sanden Holdings	5,000	15,578
Sangetsu	1,400	22,384
San-In Godo Bank	13,000	127,258
Sanken Electric	7,000	23,634
Sanki Engineering	1,900	14,351
Sankyo	300	10,673
Sankyo Tateyama	1,500	23,290
Sankyu	13,000	62,980
Sanoh Industrial	1,700	10,123
Sanrio	1,300	35,514
Sanshin Electronics	1,200	12,242
Santen Pharmaceutical	900	12,084
Sanwa Holdings	11,900	81,922
Sanyo Chemical Industries	3,000	20,158
Sanyo Denki	2,000	11,959
Sanyo Electric Railway	3,000	11,754
Sanyo Shokai	5,000	15,093
Sanyo Special Steel	7,000	26,635
Sanyo Trading	500	6,425
Sapporo Holdings	22,000	85,867
Sato Holdings	800	14,910
Sawada Holdings	400	3,898
Sawai Pharmaceutical	1,600	93,096
Saxa Holdings	7,000	12,895
SBI Holdings	9,600	108,474
SBS Holdings	1,000	8,348
SCREEN Holdings	11,000	53,798
SCSK	1,200	45,050
Secom	1,100	66,157
Sega Sammy Holdings	5,700	55,627
Seikitokyu Kogyo	1,000	4,423
Seiko Epson	5,500	77,807
Seiko Holdings	6,000	34,891
Seino Holdings	6,200	64,688
Seiren	1,200	13,320
Sekisui Chemical	12,000	126,311
Sekisui House	11,500	180,143
Sekisui Jushi	800	10,442

LVIP Dimensional International Core Equity Fund—21

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Senko	5,000	$35,229
Senshu Ikeda Holdings	13,200	57,303
Senshukai	1,500	9,378
Seria	400	19,739
Seven & i Holdings	4,400	200,794
Seven Bank	7,000	30,298
†Sharp	37,000	42,437
Shibuya Kogyo	600	9,053
Shiga Bank	11,000	55,854
Shikoku Bank	5,000	10,604
Shikoku Electric Power	3,300	53,819
Shima Seiki Manufacturing	1,200	16,516
Shimachu	3,700	81,066
Shimadzu	4,000	57,751
Shimamura	700	75,403
Shimano	400	56,201
Shimizu	8,000	68,692
Shimizu Bank	400	10,020
Shindengen Electric Manufacturing	3,000	9,675
Shin-Etsu Chemical	3,300	169,244
Shinko Electric Industries	4,100	23,116
Shinko Plantech	1,300	10,587
Shinko Shoji	1,100	11,535
Shinmaywa Industries	3,000	30,302
Shinnihon	2,400	12,247
Shinsei Bank	26,000	53,449
Shionogi	1,800	64,524
Ship Healthcare Holdings	2,100	45,279
Shiseido	3,400	74,146
Shizuoka Bank	9,000	90,326
Shizuoka Gas	3,300	21,464
Shochiku	2,000	16,833
Showa	1,900	15,150
Showa Denko	73,000	80,122
Showa Sangyo	3,000	11,654
Siix	600	15,606
Sinanen Holdings	1,000	3,705
Sinko Industries	600	6,288
SKY Perfect JSAT Holdings	8,900	41,838
SMC	200	43,794
SMK	2,000	8,290
SMS	1,000	16,912
Sodick	2,000	12,512
SoftBank Group	5,300	245,081
Sogo Medical	400	12,631
Sohgo Security Services	500	22,835
Sojitz	40,800	76,011
Sompo Japan Nipponkoa Holdings	3,700	107,470
†Sony	8,800	215,716
Sony Financial Holdings	3,200	52,524
Sotetsu Holdings	5,000	27,350
Square Enix Holdings	1,500	37,204

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
St Marc Holdings	900	$27,496
Stanley Electric	5,800	115,724
Star Micronics	1,000	13,658
Start Today	1,400	46,342
Starts	1,200	18,580
Starzen	400	10,479
Studio Alice	300	5,802
Sugi Holdings	500	22,442
Sumco	2,100	18,836
Sumida	1,300	8,534
Suminoe Textile	5,000	14,174
Sumitomo	9,400	90,906
Sumitomo Bakelite	7,000	25,719
Sumitomo Chemical	49,000	247,790
Sumitomo Dainippon Pharma	1,400	13,997
Sumitomo Densetsu	900	10,916
Sumitomo Electric Industries	18,800	240,521
Sumitomo Forestry	6,100	68,329
Sumitomo Heavy Industries	25,000	99,069
Sumitomo Metal Mining	11,000	124,963
Sumitomo Mitsui Construction	18,800	22,723
Sumitomo Mitsui Financial Group	17,100	648,464
Sumitomo Mitsui Trust Holdings	46,000	168,599
Sumitomo Osaka Cement	23,000	81,677
Sumitomo Precision Products	4,000	15,372
Sumitomo Real Estate Sales	500	12,793
Sumitomo Realty & Development	1,000	31,829
Sumitomo Riko	1,300	11,336
Sumitomo Rubber Industries	8,500	117,995
Sumitomo Seika Chemicals	2,000	12,812
Sumitomo Warehouse	5,000	24,164
Sun Frontier Fudousan	1,300	9,841
Sundrug	900	47,381
Suntory Beverage & Food	600	23,052
Suruga Bank	1,300	24,191
Suzuken Aichi	2,000	66,697
Suzuki Motor	5,200	159,906
†SWCC Showa Holdings	16,000	10,315
Sysmex	900	47,533
T Hasegawa	800	10,399
T RAD	8,000	12,575
T&D Holdings	13,400	158,286
T&K Toka	600	10,180
Tabuchi Electric	1,600	10,439
Tachibana Eletech	1,300	13,990
Tachi-S	1,800	23,453
Tadano	6,000	66,596
Taiheiyo Cement	21,000	62,926
Taiho Kogyo	900	9,678
Taikisha	500	11,318
Taiko Bank	6,000	11,493
Taisei	5,000	32,597

LVIP Dimensional International Core Equity Fund—22

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Taiyo Holdings	300	$9,197
Taiyo Nippon Sanso	2,800	26,601
Taiyo Yuden	4,500	58,807
Takaoka Toko	1,200	13,666
Takara Leben	4,700	23,084
Takara Standard	5,000	35,533
Takasago International	600	14,680
Takashimaya	11,000	88,882
†Takata	1,700	18,679
Takeda Pharmaceutical	2,800	122,847
Takeei	900	9,459
Takeuchi Manufacturing	1,800	31,508
Takiron	4,000	16,377
Takuma	4,000	30,167
Tamron	700	12,788
Tamura	4,000	11,125
Tatsuta Electric Wire & Cable	3,600	13,080
TDK	2,900	164,025
TDK ADR	200	11,244
Teijin	50,000	151,881
Tekken	6,000	15,242
Temp Holdings	500	22,849
Tenma	700	11,497
Terumo	2,700	76,420
T-Gaia	1,100	17,140
THK	3,900	62,124
Toa Hyogo	1,000	9,028
TOA ROAD	3,000	10,631
Toa Tokyo	7,000	16,840
Toagosei	6,000	43,599
†Tobishima	5,500	9,735
Tobu Railway	9,000	38,663
Tocalo	600	10,878
Tochigi Bank	4,000	21,973
Toda	15,000	66,454
Toei	5,000	39,347
Toenec	3,000	21,927
Toho	300	4,986
Toho Bank	14,000	51,844
Toho Gas	8,000	47,176
Toho Holdings	1,600	33,374
Toho Tokyo	700	15,956
Toho Zinc	5,000	11,477
Tohoku Electric Power	3,800	51,498
Tokai Carbon	12,000	28,807
Tokai Gifu	500	13,823
TOKAI Holdings	6,600	27,517
Tokai Rika	2,700	55,749
Tokai Tokyo Financial Holdings	7,800	46,457
Token	300	22,562
Tokio Marine Holdings	5,600	209,225
Tokushu Tokai Paper	4,000	10,767

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
†Tokuyama	13,000	$21,240
Tokyo Dome	9,000	39,392
†Tokyo Electric Power	11,900	79,491
Tokyo Electron	1,300	61,382
Tokyo Gas	10,000	48,375
Tokyo Keiki	5,000	8,875
†Tokyo Rope Manufacturing	6,000	8,662
Tokyo Seimitsu	2,200	40,854
Tokyo Steel Manufacturing	5,900	32,264
Tokyo Tatemono	7,000	83,466
Tokyo TY Financial Group	500	15,629
Tokyotokeiba	5,000	11,980
Tokyu	10,000	73,389
Tokyu Fudosan Holdings	7,200	47,907
TOMONY Holdings	6,300	24,645
Tomy	3,600	17,588
Tonami Holdings	5,000	16,685
TonenGeneral Sekiyu	3,000	29,074
Topcon	2,600	34,043
Toppan Forms	2,400	28,514
Toppan Printing	9,000	72,502
Topre	1,600	30,893
Topy Industries	13,000	26,856
Toray Industries	16,000	138,330
Toridoll	1,200	14,264
Torii Pharmaceutical	600	14,081
Torishima Pump Manufacturing	200	1,436
Tosei	1,700	10,964
†Toshiba	65,000	163,759
Toshiba Machine	6,000	18,831
Toshiba Plant Systems & Services	1,700	16,650
Toshiba TEC	8,000	25,505
Tosoh	22,000	105,881
Totetsu Kogyo	700	14,995
TOTO	1,500	46,747
Tottori Bank	6,000	10,403
Towa	300	1,858
Towa Bank	13,000	11,438
Towa Pharmaceutical	600	38,511
Toyo Construction	5,200	22,800
Toyo Engineering	6,000	14,481
Toyo Ink SC Holdings	11,000	40,274
Toyo Kanetsu	4,000	6,366
Toyo Kohan	2,600	7,782
Toyo Securities	5,000	15,658
Toyo Seikan Group Holdings	5,900	93,917
Toyo Suisan Kaisha	1,300	49,288
Toyo Tanso	600	7,513
Toyo Tire & Rubber	2,400	51,952
Toyobo	40,000	54,322
Toyoda Gosei	3,800	74,691
Toyota Boshoku	3,200	54,337

LVIP Dimensional International Core Equity Fund—23

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Motor	30,000	$1,756,511
Toyota Motor ADR	4,100	480,848
Toyota Tsusho	7,600	160,201
TPR	800	18,253
Trancom	300	15,976
Transcosmos	500	12,193
Trend Micro	400	14,130
Trusco Nakayama	700	24,765
TS Tech	2,100	57,279
TSI Holdings	2,700	19,549
Tsubakimoto Chain	6,000	37,605
Tsugami	4,000	14,810
Tsukishima Kikai	1,500	12,488
Tsukuba Bank	3,300	11,586
Tsukui	1,400	13,457
Tsumura	2,400	52,189
Tsuruha Holdings	900	77,564
Tsurumi Manufacturing	800	12,862
Tv Tokyo Holdings	1,000	16,962
UACJ	10,000	16,030
Ube Industries	49,000	85,413
UKC Holdings	300	5,754
Ulvac	1,600	26,065
Unicharm	1,500	26,569
Unipres	1,800	34,281
United Arrows	800	33,022
†Unitika	25,000	11,934
Universal Entertainment	700	12,350
Unizo Holdings	600	25,238
†Usen	3,900	9,759
Ushio	5,300	63,674
USS	2,600	43,245
Valor Holdings	2,200	55,148
Vital KSK Holdings	1,500	10,135
VT Holdings	2,100	12,641
Wacoal Holdings	6,000	71,793
Wacom	8,100	29,834
Wakachiku Construction	5,000	6,248
Wakita	1,100	9,951
Warabeya Nichiyo	500	8,702
Welcia Holdings	600	29,096
West Holdings	300	1,552
West Japan Railway	1,400	87,750
Wowow	100	2,729
Xebio Holdings	800	14,354
Yahagi Construction	1,500	13,452
Yahoo Japan	9,000	34,264
Yakult Honsha	200	9,963
YAMABIKO	1,600	13,062
Yamada Denki	25,600	103,211
Yamagata Bank	6,000	24,000
Yamaguchi Financial Group	8,000	98,068

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Yamaha	5,100	$112,960
Yamaha Motor	3,400	68,405
Yamaichi Electronics	1,500	11,486
Yamanashi Chuo Bank	8,000	41,765
Yamatane	9,000	13,420
Yamato Holdings	3,100	59,356
Yamato Kogyo	2,300	46,111
Yamazaki Baking	4,000	61,638
Yamazen	2,400	19,844
Yaoko	500	22,602
Yaskawa Electric	7,800	79,602
Yellow Hat	1,000	21,672
Yodogawa Steel Works	1,000	18,682
Yokogawa Bridge Holdings	1,300	10,978
Yokogawa Electric	3,000	31,402
Yokohama Reito	1,500	11,827
Yokohama Rubber	4,100	72,315
Yondoshi Holdings	500	12,173
Yorozu	500	10,233
Yoshinoya Holdings	2,300	29,860
Yuasa Trading	700	14,403
Yurtec	3,000	27,137
Yusen Logistics	900	9,250
Yushiro Chemical Industry	1,000	10,523
Zenrin	900	12,142
Zensho Holdings	1,500	13,997
Zeon	8,000	63,180

		51,767,250

Netherlands–2.52%
Aalberts Industries	5,513	163,385
Accell Group	598	12,783
Aegon	19,464	111,609
Aegon New York Shares	1,600	9,200
Akzo Nobel	7,535	490,071
AMG Advanced Metallurgical Group	1,768	13,243
Amsterdam Commodities	1,098	25,152
†APERAM	4,980	134,664
Arcadis	2,678	63,094
ArcelorMittal	2,006	10,403
ArcelorMittal New York Shares	12,405	63,886
ASM International	2,635	85,522
ASML Holding	882	77,530
ASML Holding New York Shares	300	26,394
BE Semiconductor Industries	2,089	32,524
Beter Bed Holding	483	10,765
BinckBank	3,509	28,985
Boskalis Westminster	3,798	166,248
Brunel International	605	10,285
Corbion	3,199	73,459
Delta Lloyd	12,750	107,134
†Fugro CVA	3,893	68,752

LVIP Dimensional International Core Equity Fund—24

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Gemalto	3,050	$198,287
†Heijmans CVA	1,025	6,872
Heineken	1,434	116,109
ING Groep ADR	6,300	89,019
ING Groep CVA	23,978	338,932
KAS Bank CVA	510	5,853
Kendrion	498	12,075
Koninklijke Ahold	21,445	418,350
†Koninklijke BAM Groep	16,316	76,324
Koninklijke DSM	5,512	254,388
Koninklijke KPN	103,811	389,334
Koninklijke Philips	9,825	231,151
Koninklijke Philips New York Shares	7,680	180,173
Koninklijke Ten Cate	1,270	34,470
Koninklijke Vopak	2,125	84,964
Nederland Apparatenfabriek	289	9,247
†Ordina	3,566	3,996
†PostNL	19,753	72,207
Randstad Holding	4,519	270,104
RELX	9,737	159,073
RELX ADR	1,230	20,246
†SBM Offshore	11,155	141,615
Sligro Food Group	1,100	40,191
TKH Group CVA	2,291	83,100
†TomTom	9,122	93,383
Unilever CVA	6,005	240,710
Unilever New York Shares	2,400	96,480
USG People	4,653	63,712
Van Lanschot CVA	475	10,736
Wessanen	2,470	26,124
Wolters Kluwer	10,122	312,156

		5,864,469

New Zealand–0.45%
Air New Zealand	32,802	51,619
Auckland International Airport	28,907	90,500
†Chorus	6,557	11,221
Contact Energy	17,716	56,225
†Diligent	4,429	14,703
Ebos Group	4,086	32,617
Fisher & Paykel Healthcare	16,342	74,259
Fletcher Building	16,188	70,586
Freightways	3,723	13,236
Genesis Energy	17,212	20,219
Infratil	19,973	39,112
Mainfreight	4,396	42,616
Metlifecare	6,446	17,463
Mighty River Power	14,780	23,811
Nuplex Industries	9,706	24,187
Port of Tauranga	1,598	17,369
Restaurant Brands New Zealand	2,637	6,643
Ryman Healthcare	6,198	29,034

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
SKY Network Television	20,677	$61,625
SKYCITY Entertainment Group	30,728	73,608
Spark New Zealand	66,944	127,939
Steel & Tube Holdings	7,465	12,765
Summerset Group Holdings	5,862	13,260
TOWER	7,031	9,000
Trade Me Group	14,725	34,555
TrustPower	2,090	9,915
Vector	5,268	10,609
Warehouse Group	6,110	9,787
†Xero	1,040	10,053
=Z Energy	6,330	26,185

		1,034,721

Norway–0.76%
ABG Sundal Collier Holding	15,637	12,464
AF Gruppen	854	11,014
†Akastor	7,748	10,011
Aker Class A	1,440	25,065
Atea	4,822	44,351
Austevoll Seafood	4,213	26,236
Bakkafrost	1,048	33,498
BW Offshore	9,985	4,038
†Det Norske Oljeselskap	5,231	29,236
DNB	7,931	103,217
†DNO	13,631	14,453
Ekornes	768	8,615
†Fred Olsen Energy	1,724	8,987
†Frontline	5,506	15,035
Gjensidige Forsikring	1,543	20,776
Hexagon Composites	3,671	6,483
Hoegh LNG Holdings	950	12,839
†Kongsberg Automotive	21,255	10,605
Kongsberg Gruppen	716	10,342
Leroy Seafood Group	470	16,897
†Marine Harvest	8,330	105,974
†Nordic Semiconductor	2,947	14,462
Norsk Hydro	20,132	67,131
†Norwegian Air Shuttle	259	10,142
Opera Software	5,548	29,928
Orkla	2,631	19,457
Petroleum Geo-Services	11,979	46,107
Prosafe	9,120	25,409
†REC Silicon	113,969	19,990
Salmar	1,165	18,417
Schibsted	817	27,702
†Schibsted Class B	958	30,271
Seadrill	13,905	82,039
Seadrill	2,073	12,107
SpareBank 1 SR-Bank	6,531	32,546
Statoil	19,870	289,687
Statoil ADR	3,900	56,784

LVIP Dimensional International Core Equity Fund—25

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Stolt-Nielsen	777	$11,145
†Storebrand	18,873	61,904
†Subsea 7	10,036	75,545
Telenor	3,290	61,479
TGS Nopec Geophysical	5,590	103,343
Tomra Systems	3,174	29,831
Veidekke	2,004	22,421
Wilh Wilhelmsen	4,041	17,373
Wilh Wilhelmsen Holding Class A	662	11,237
Yara International	1,577	62,911

		1,769,504

Portugal–0.31%
Altri	3,521	14,203
†Banco Comercial Portugues Class R	1,624,565	79,393
CTT-Correios de Portugal	3,482	38,891
EDP - Energias de Portugal	23,141	84,778
EDP Renovaveis	8,779	57,693
Galp Energia	15,991	157,796
Jeronimo Martins	6,316	85,243
NOS	6,275	51,832
Portucel	20,963	72,864
REN - Redes Energeticas Nacionais	9,342	28,008
Sonae	36,105	44,527

		715,228

Singapore–1.28%
†Biosensors International Group	50,600	24,065
Boustead Singapore	12,700	6,697
Bukit Sembawang Estates	7,100	22,902
CapitaLand	38,100	71,944
China Merchants Holdings Pacific	18,900	11,839
Chip Eng Seng	9,800	4,210
City Developments	6,300	34,137
ComfortDelGro	37,400	75,557
@=COSCO Singapore	49,200	12,966
CSE Global	25,500	9,050
CWT	16,500	22,959
Dairy Farm International Holdings	3,100	18,813
DBS Group Holdings	19,800	226,012
Ezion Holdings	97,300	44,736
†Ezra Holdings	270,040	22,311
First Resources	27,100	31,233
Frasers Centrepoint	17,500	18,268
Genting Singapore	38,100	19,462
Global Logistic Properties	23,000	33,068
†GMG Global	29,800	7,120
Golden Agri-Resources	291,600	67,782
Great Eastern Holdings	700	10,488
GuocoLeisure	20,900	11,701
Ho Bee Land	8,600	11,796
Hong Fok	18,000	8,538

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Hongkong Land Holdings	4,200	$27,812
Hutchison Port Holdings Trust	117,300	64,585
Hyflux	24,000	11,681
Indofood Agri Resources	26,500	9,236
Jardine Cycle & Carriage	1,888	35,874
Keppel	38,400	183,653
Lian Beng Group	34,500	12,619
M1	12,500	24,798
Mandarin Oriental International	13,900	21,197
Midas Holdings	39,000	7,296
Nam Cheong	49,300	5,735
†Neptune Orient Lines	44,400	30,166
Noble Group	212,600	62,210
Olam International	29,300	41,708
OSIM International	12,100	13,837
OUE	16,800	21,174
Oversea-Chinese Banking	48,788	302,120
Petra Foods	3,900	6,885
QAF	12,400	8,845
Raffles Medical Group	7,700	24,465
Religare Health Trust	23,800	15,913
SATS	19,800	53,339
Sembcorp Industries	55,300	134,969
Sembcorp Marine	28,200	45,530
Sheng Siong Group	17,600	10,220
†SIIC Environment Holdings	19,160	11,322
Sinarmas Land	50,600	20,145
Singapore Airlines	17,200	129,483
Singapore Exchange	8,400	41,556
Singapore Post	33,000	39,360
Singapore Press Holdings	19,500	52,635
Singapore Technologies Engineering	16,900	35,457
Singapore Telecommunications	48,500	122,763
SMRT	24,300	22,311
StarHub	11,700	28,489
Super Group	18,400	9,979
United Engineers	24,700	33,427
United Industrial	5,200	11,182
United Overseas Bank	13,500	176,277
UOB-Kay Hian Holdings	10,600	10,838
UOL Group	20,400	86,374
†Vard Holdings	32,300	10,016
Venture	13,600	79,253
Wilmar International	18,700	33,837
Wing Tai Holdings	21,200	24,908

		2,983,133

Spain–2.73%
Abengoa Class A	3,437	5,023
Abengoa Class B	25,836	24,073
Abertis Infraestructuras	3,717	58,812
Acciona	1,824	129,442

LVIP Dimensional International Core Equity Fund—26

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Acerinox	7,230	$64,645
ACS Actividades de Construccion y Servicios	4,438	127,690
Almirall	3,071	54,834
Amadeus IT Holding	5,290	226,651
Atresmedia de Medios de Comunicacion	2,420	30,809
Banco Bilbao Vizcaya Argentaria	35,981	304,249
Banco Bilbao Vizcaya Argentaria ADR	5,481	45,876
Banco de Sabadell	121,794	224,169
Banco Popular Espanol	64,237	234,660
Banco Santander	110,876	589,573
Banco Santander ADR	25,800	136,224
Bankia	89,240	115,820
Bankinter	24,633	181,476
Bolsas y Mercados Espanoles SHMSF	3,338	112,919
CaixaBank	37,782	145,810
CIE Automotive	1,808	25,182
Construcciones y Auxiliar de Ferrocarriles	40	12,336
†Distribuidora Internacional de Alimentacion	14,469	87,588
Ebro Foods	3,636	71,415
Enagas	7,467	214,120
Ence Energia y Celulosa	4,877	15,840
Endesa	4,545	95,847
Faes Farma	4,907	12,918
Ferrovial	2,452	58,652
†Fomento de Construcciones y Contratas	5,346	39,505
Gamesa Tecnologica	17,698	245,681
Gas Natural SDG	5,012	97,795
Grifols	877	36,260
Grupo Catalana Occidente	1,947	56,027
Iberdrola	100,198	667,641
†Indra Sistemas	4,274	44,425
Industria de Diseno Textil	5,183	173,794
†Inmobiliaria Colonial	45,767	31,878
†Liberbank	30,826	18,589
Mapfre	58,461	152,866
Mediaset Espana Comunicacion	6,197	67,745
Melia Hotels International	1,581	22,056
Miquel y Costas & Miquel	308	10,228
†NH Hotel Group	8,633	46,379
Obrascon Huarte Lain	1,722	22,709
Papeles y Cartones de Europa	2,238	10,756
†Promotora de Informaciones Class A	2,956	11,096
Prosegur Cia de Seguridad	10,247	49,342
Red Electrica	2,111	175,289
Repsol	17,245	201,131
Sacyr	17,759	39,368
Tecnicas Reunidas	1,182	52,345

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Telefonica	3,980	$48,285
Telefonica ADR	30,600	368,424
Tubacex	2,817	5,948
Vidrala	512	24,034
Viscofan	1,800	108,555
†Vocento	4,836	9,565
Zardoya Otis	5,580	60,301
†Zeltia	7,743	29,205

		6,333,875

Sweden–3.07%
AAK	869	56,428
Acando	7,270	11,476
AddTech Class B	1,688	23,996
AF	2,253	31,212
Alfa Laval	3,498	57,259
Assa Abloy Class B	11,937	214,075
Atlas Copco Class A	3,838	92,290
Atlas Copco Class B	2,064	46,163
Atrium Ljungberg Class B	1,503	22,720
Avanza Bank Holding	886	36,362
Axfood	2,688	44,398
Beijer Alma Class B	599	12,809
Beijer Ref	567	11,515
†Betsson	3,555	59,878
Bilia Class A	2,716	54,462
BillerudKorsnas	10,832	155,944
BioGaia Class B	302	9,999
Boliden	15,152	237,225
Bulten	1,559	13,341
Byggmax Group	3,087	27,529
Castellum	4,785	67,348
Clas Ohlson Class B	1,739	26,591
†Cloetta Class B	13,494	38,575
Concentric	2,269	26,360
Dios Fastigheter	1,538	10,210
Duni	1,284	18,867
Electrolux Class B	3,014	85,156
Elekta Class B	2,843	18,923
Fabege	4,764	69,895
†Fastighets Balder Class B	1,756	33,366
Getinge Class B	7,917	176,684
Gunnebo	3,239	14,419
Haldex	3,754	39,556
Hemfosa Fastigheter	4,846	51,733
Hennes & Mauritz Class B	4,733	172,907
Hexagon Class B	1,811	55,323
Hexpol	6,700	74,923
†HIQ International	2,708	14,771
Holmen Class B	2,756	77,281
Hufvudstaden Class A	2,081	27,265
Husqvarna Class A	1,725	11,097

LVIP Dimensional International Core Equity Fund—27

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Husqvarna Class B	18,374	$120,489
ICA Gruppen	1,403	47,492
Industrial & Financial Systems Class B	747	26,382
Indutrade	1,509	68,998
Intrum Justitia	2,935	101,516
ITAB Shop Concept Class B	500	12,730
JM	3,107	83,561
KappAhl	3,150	8,108
Klovern Class B	15,567	14,708
KNOW IT	1,633	10,015
Kungsleden	6,553	44,034
Lagercrantz Class B	494	11,242
Lindab International	3,642	27,092
Loomis Class B	3,428	89,838
†Lundin Petroleum	1,832	23,641
Meda Class A	9,860	140,997
†Medivir Class B	1,410	12,190
Mekonomen	1,414	32,770
Millicom International Cellular SDR	2,267	141,756
Modern Times Group MTG Class B	3,291	84,712
MQ Holding	2,719	11,563
Mycronic	2,215	12,176
NCC Class A	342	10,218
NCC Class B	3,124	94,388
†NetEnt Class B	968	53,888
New Wave Group Class B	2,619	10,122
Nibe Industrier Class B	2,569	75,193
Nobia	3,968	48,442
Nolato Class B	1,916	48,163
Nordea Bank	23,008	256,660
Nordnet Class B	3,375	12,639
†Oriflame Holding	868	10,763
Peab	10,718	74,542
Proact IT Group	780	9,691
Ratos Class B	10,637	64,174
†RaySearch Laboratories	1,112	15,830
Rezidor Hotel Group	5,074	19,518
Saab Class B	3,471	92,935
Sagax Class B	1,345	9,545
Sandvik	15,239	129,797
†SAS	6,329	11,895
Securitas Class B	9,048	110,645
Skandinaviska Enskilda Banken Class A	20,314	217,238
Skanska Class B	4,655	91,380
SKF Class A	606	11,094
SKF Class B	5,740	105,480
SkiStar	1,095	15,566
†SSAB Class A	8,900	30,547
†SSAB Class B	6,477	19,574
†SSAB Class B	4,206	12,772
Svenska Cellulosa Class A	508	14,081

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Svenska Cellulosa Class B	11,405	$319,100
Svenska Handelsbanken Class A	11,469	164,503
Sweco Class B	900	12,472
Swedbank Class A	7,992	176,766
Swedish Match	2,034	61,478
†Swedish Orphan Biovitrum	3,130	41,367
Tele2 Class B	15,377	149,949
Telefonaktiebolaget LM Ericsson Class B	13,380	131,238
TeliaSonera	50,380	271,909
Trelleborg Class B	10,198	161,543
Unibet Group SDR	933	78,103
Volvo Class A	5,220	49,886
Volvo Class B	28,792	275,772
Wallenstam Class B	6,630	54,507
Wihlborgs Fastigheter	2,406	43,133

		7,124,847

Switzerland–7.38%
†ABB	30,045	531,547
†ABB ADR	5,300	93,651
†Actelion	1,049	133,310
†Adecco	5,022	367,751
†Allreal Holding	675	88,286
†Alpiq Holding	255	24,985
ams	2,708	101,027
APG SGA	29	11,247
†Aryzta	2,969	125,823
Ascom Holding	2,311	42,559
†Autoneum Holding	215	39,110
Bachem Holding Class B	194	10,050
Baloise Holding	2,165	248,092
Bank Coop Class B	246	10,323
Banque Cantonale Vaudoise	154	90,896
†Barry Callebaut	47	51,172
Belimo Holding Class R	25	52,580
Bell	4	11,131
Berner Kantonalbank	124	23,154
BKW	430	16,411
Bobst Group	566	22,937
†Bossard Holding Class A	501	46,946
Bucher Industries	338	72,664
Burckhardt Compression Holding	183	59,176
Burkhalter Holding	128	13,158
†Calida Holding	290	9,967
†Cembra Money Bank	677	40,032
Cie Financiere Richemont	5,868	456,548
†Clariant	17,414	293,258
Coltene Holding	149	8,668
Conzzeta	44	29,049
†Credit Suisse Group	11,609	279,015
†Credit Suisse Group ADR	583	14,009

LVIP Dimensional International Core Equity Fund—28

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Daetwyler Holding Class B	454	$61,624
†DKSH Holding	1,166	73,966
dorma+kaba Holding Class B	143	87,819
†Dufry	1,916	224,326
†EFG International	3,622	38,647
†Emmi	84	35,079
EMS-Chemie Holding	167	68,697
†Feintool International Holding	85	7,803
Flughafen Zuerich	239	166,333
†Forbo Holding	80	89,942
Galenica	215	273,915
†GAM Holding	9,555	168,166
†Gategroup Holding	1,928	64,937
Geberit	426	130,307
Georg Fischer	269	152,447
†Givaudan	96	156,192
†Gurit Holding Class B	24	13,296
Helvetia Holding	503	246,734
Huber & Suhner	789	33,961
Implenia	963	47,670
†Inficon Holding	132	36,836
†Interroll Holding Class R	35	24,956
Intershop Holding	60	24,992
†Julius Baer Group	8,077	366,755
†Kardex	391	25,899
Komax Holding Class R	218	35,373
Kudelski Class B	2,353	32,249
Kuehne + Nagel International	607	78,044
†Kuoni Reisen Holding	236	44,227
†LafargeHolcim	7,656	401,287
LEM Holding	12	8,581
Liechtensteinische Landesbank Class B	292	10,271
Logitech International Class R	6,266	81,725
Logitech International Class R	2,260	29,629
†Lonza Group	2,528	331,680
Luzerner Kantonalbank	122	44,481
Metall Zug	12	31,641
Mobilezone Holding	775	10,617
†Mobimo Holding	356	71,802
Nestle	34,905	2,624,785
Novartis	18,745	1,722,712
Novartis ADR	300	27,576
†OC Oerlikon	11,449	112,457
†Orior	228	12,632
Panalpina Welttransport Holding	596	65,126
Partners Group Holding	342	115,905
Phoenix Mecano Class B	34	15,793
†Plazza Class A	44	8,830
†PSP Swiss Property	1,100	90,423
†Rieter Holding	231	34,194
Roche Holding	3,702	982,675

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Roche Holding Class B	103	$27,147
Schindler Holding	203	29,771
†Schmolz + Bickenbach	12,403	7,894
Schweiter Technologies Class B	42	33,875
SGS	57	99,591
†Siegfried Holding	231	41,356
Sika Bearer Shares	87	268,330
Sonova Holding	1,304	167,896
St Galler Kantonalbank	70	25,585
Straumann Holding Class R	341	98,152
Sulzer	1,096	107,382
Swatch Group	675	250,312
Swatch Group Bearer Shares	869	62,683
†Swiss Life Holding	1,300	289,955
Swiss Re	5,241	449,617
Swisscom	282	140,723
Swissquote Group Holding	376	8,255
Syngenta	1,087	348,251
Tamedia	131	21,504
Tecan Group Class R	194	27,313
†Temenos Group	2,371	97,345
†U-Blox	196	39,477
UBS Group	15,865	293,820
UBS Group	12,859	237,714
Valiant Holding	880	101,739
†Valora Holding	160	30,462
Vaudoise Assurances Holding	45	23,315
Vetropack Holding Class B	9	14,534
Vontobel Holding Class R	1,397	70,781
VP Bank	43	3,551
VZ Holding	61	18,964
Zehnder Group	307	10,095
Zuger Kantonalbank Class B	3	13,730
†Zurich Insurance Group	2,556	627,450

		17,153,115

United Kingdom–18.10%
888 Holdings	9,831	24,542
A.G.Barr	1,857	14,735
Aberdeen Asset Management	17,127	76,937
Acacia Mining	7,088	26,592
Acal	3,315	12,487
Admiral Group	4,789	108,924
Aggreko	7,474	107,750
Alent	14,510	106,653
Amec Foster Wheeler	7,097	77,095
Amlin	17,873	177,612
Anglo American	26,198	218,842
Antofagasta	10,457	79,211
ARM Holdings	3,620	52,011
ARM Holdings ADR	1,200	51,900
Arrow Global Group	5,259	22,276

LVIP Dimensional International Core Equity Fund—29

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Ashmore Group	10,611	$39,616
Ashtead Group	14,497	205,018
Associated British Foods	1,530	77,435
AstraZeneca	2,870	182,017
AstraZeneca ADR	12,149	386,581
AVEVA Group	2,158	66,573
Aviva	40,226	275,138
Babcock International Group	21,749	300,890
BAE Systems	33,149	224,711
Balfour Beatty	38,040	144,834
Bank of Georgia Holdings	715	19,548
Barclays ADR	38,224	564,951
Barratt Developments	67,281	657,222
BBA Aviation	16,025	65,071
Beazley	28,333	153,182
Bellway	11,002	414,560
Berendsen	10,743	163,380
Berkeley Group Holdings	5,431	274,929
Betfair Group	1,511	76,155
BHP Billiton	5,099	77,618
BHP Billiton ADR	9,073	278,269
Bodycote	12,096	100,799
Booker Group	55,454	155,329
Bovis Homes Group	9,747	148,744
BP ADR	53,796	1,644,006
Brammer	3,884	15,218
Brewin Dolphin Holdings	17,619	68,585
British American Tobacco	6,426	354,571
British American Tobacco ADR	1,500	165,120
British Polythene Industries	946	10,447
Britvic	10,141	104,223
BT Group	27,339	174,006
BT Group ADR	1,400	89,250
†BTG	2,186	21,636
Bunzl	3,016	80,935
Burberry Group	4,630	95,977
Cable & Wireless Communications	155,926	130,863
Cape	4,306	15,343
Capita	6,251	113,534
Capital & Counties Properties	24,890	163,718
Carillion	22,913	104,880
Carnival	429	22,196
Carnival ADR	1,023	52,920
Centamin	68,235	62,941
Centrica	83,179	288,976
Chesnara	2,922	14,896
Cineworld Group	8,994	75,640
Clarkson	1,020	31,432
Close Brothers Group	8,316	188,105
Cobham	50,428	218,293
†Coca-Cola HBC	8,861	187,582
Compass Group	14,782	236,119

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Computacenter	3,284	$37,558
Connect Group	6,109	14,544
Costain Group	2,967	16,293
Countrywide	2,878	21,873
Cranswick	1,678	40,514
Crest Nicholson Holdings	3,732	32,305
Croda International	3,723	152,774
Daily Mail & General Trust	11,552	131,803
Dairy Crest Group	10,235	94,292
DCC	3,684	278,396
De La Rue	3,905	28,503
Debenhams	57,563	68,898
Dechra Pharmaceuticals	3,920	55,684
Development Securities	2,984	11,060
Devro	10,805	48,220
Diageo	1,216	32,671
Diageo ADR	3,630	391,278
Dignity	1,620	58,362
Diploma	7,482	75,270
Direct Line Insurance Group	59,048	335,059
Dixons Carphone	31,836	204,617
Domino’s Pizza Group	4,239	57,040
Drax Group	12,183	45,011
DS Smith	71,337	426,170
Dunelm Group	2,015	27,435
e2v technologies	5,229	17,957
easyJet	2,846	76,828
Electrocomponents	27,011	73,391
Elementis	15,959	53,972
†EnQuest	39,301	16,533
†Enterprise Inns	28,081	46,055
Entertainment One	2,714	10,196
Essentra	8,441	100,579
esure Group	17,993	67,627
Euromoney Institutional Investor	529	7,603
†Evraz	13,963	15,423
Experian	12,053	193,496
Fenner	3,137	7,826
Ferrexpo	12,597	6,765
Fidessa Group	1,463	39,705
†Firstgroup	72,211	106,978
Foxtons Group	13,308	47,768
Fresnillo	1,015	9,093
G4S	47,266	165,240
Galliford Try	4,118	99,007
Gem Diamonds	5,209	9,200
Genus	2,723	58,458
GKN	31,099	126,324
GlaxoSmithKline	10,422	200,045
GlaxoSmithKline ADR	7,200	276,840
†Glencore	77,472	107,540
Go-Ahead Group	1,680	62,419

LVIP Dimensional International Core Equity Fund—30

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Grafton Group	6,043	$61,263
Greencore Group	26,711	110,471
Greene King	11,394	137,324
Greggs	5,381	88,454
Halfords Group	12,723	88,983
Halma	20,713	226,483
Hargreaves Lansdown	6,159	112,642
Hays	70,066	162,867
Headlam Group	2,792	21,224
Helical Bar	5,591	34,699
HellermannTyton Group	165	1,165
Henderson Group	37,935	149,519
Hikma Pharmaceuticals	5,086	175,695
Hill & Smith Holdings	2,877	30,597
Hiscox	13,873	197,896
†Hochschild Mining	9,689	10,260
Home Retail Group	32,836	67,650
HomeServe	16,035	98,436
Howden Joinery Group	33,266	245,489
HSBC Holdings ADR	30,178	1,143,143
Hunting	8,466	51,345
ICAP	19,430	134,578
IG Group Holdings	19,928	232,258
†Imagination Technologies Group	3,221	10,731
IMI	3,371	48,440
Imperial Tobacco Group	4,983	257,624
Inchcape	19,753	215,249
†Indivior	24,462	84,023
Informa	26,138	222,556
Inmarsat	15,741	234,177
Innovation Group	64,039	37,813
InterContinental Hotels Group	1,842	63,817
InterContinental Hotels Group ADR	3,047	105,518
Intermediate Capital Group	2,233	17,466
†International Consolidated Airlines Group	17,652	157,688
†International Consolidated Airlines Group	1,340	12,005
International Personal Finance	3,182	18,700
Interserve	8,134	70,966
Intertek Group	2,976	109,826
Investec	19,521	149,475
†IP Group	3,493	12,154
ITE Group	16,838	35,916
ITV	39,697	147,934
J D Wetherspoon	5,012	55,921
J Sainsbury	53,811	212,822
James Fisher & Sons	3,404	47,942
Jardine Lloyd Thompson Group	5,553	85,552
JD Sports Fashion	3,655	52,805
John Menzies	5,037	31,627
John Wood Group	15,661	146,003

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Johnson Matthey	2,905	$107,709
Jupiter Fund Management	21,042	138,226
†KAZ Minerals	17,192	22,050
KCOM Group	23,427	31,646
Keller Group	3,725	48,723
Kier Group	6,002	122,561
Kingfisher	24,156	131,226
Ladbrokes	17,525	25,458
Laird	13,309	75,982
†Lamprell	12,474	21,550
Lancashire Holdings	6,576	68,788
Laura Ashley Holdings	18,438	7,322
Lavendon Group	5,336	12,573
Legal & General Group	114,067	411,313
†Liberty Global Class C	900	36,918
†Liberty Global LiLAC	45	1,541
Lloyds Banking Group	48,884	55,654
Lloyds Banking Group ADR	80,390	369,794
London Stock Exchange Group	2,637	96,660
†Lonmin	5,740	1,415
Lookers	14,659	37,031
LSL Property Services	3,879	20,098
Man Group	94,578	219,547
Marks & Spencer Group	42,249	320,713
Marshalls	6,404	34,567
Marston’s	27,111	61,498
†McBride	14,009	32,001
Mears Group	4,643	27,112
Meggitt	26,442	190,763
Melrose Industries	26,993	107,988
#Merlin Entertainments 144A	14,614	82,347
Michael Page International	10,636	76,383
Micro Focus International	5,170	94,197
Millennium & Copthorne Hotels	11,768	85,933
†Mitchells & Butlers	9,654	46,252
Mitie Group	13,404	61,925
Mondi	8,920	186,962
Moneysupermarket.com Group	17,874	91,518
Morgan Advanced Materials	22,365	95,497
Morgan Sindall Group	854	9,534
†Mothercare	4,436	14,848
N Brown Group	1,987	9,210
National Express Group	28,807	124,114
National Grid	6,184	86,128
National Grid ADR	2,200	153,186
NCC Group	6,299	26,110
Next	1,459	168,144
Northgate	9,069	62,481
Novae Group	2,374	31,065
†Ocado Group	8,442	40,965
Old Mutual	87,136	249,728
Oxford Instruments	2,794	24,552

LVIP Dimensional International Core Equity Fund—31

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
PayPoint	2,476	$38,281
Pearson	2,151	36,768
Pearson ADR	8,404	144,213
Pendragon	38,325	24,061
Pennon Group	13,438	158,070
†Persimmon	14,510	441,646
†Petra Diamonds	19,816	25,270
Petrofac	16,765	195,260
†Petropavlovsk	107,235	9,571
Pets at Home Group	2,478	10,347
Phoenix Group Holdings	12,707	157,130
Photo-Me International	13,399	31,875
Playtech	11,090	139,260
Premier Farnell	13,027	20,711
†Premier Foods	57,392	27,783
†Premier Oil	32,723	33,082
Provident Financial	2,815	133,914
Prudential	2,934	61,899
Prudential ADR	3,479	146,605
PZ Cussons	9,259	40,744
QinetiQ Group	42,370	144,778
†Quintain Estates & Development	35,091	74,718
Randgold Resources	1,919	113,081
Rank Group	8,180	33,078
Rathbone Brothers	299	9,331
†Raven Russia	20,234	11,632
Reckitt Benckiser Group	4,105	372,278
Redrow	17,892	123,768
Regus	34,142	158,850
RELX	6,901	118,366
RELX ADR	4,000	69,560
Renishaw	1,650	50,421
Rentokil Initial	48,858	109,141
Restaurant Group	15,389	157,463
Ricardo	1,794	23,899
Rightmove	2,565	141,867
Rio Tinto	3,626	121,668
Rio Tinto ADR	7,700	260,414
Robert Walters	1,758	10,952
†Rolls-Royce Holdings	38,101	390,860
Rotork	38,930	97,256
†Royal Bank of Scotland Group ADR	6,100	58,194
Royal Dutch Shell Class A	4,251	100,357
Royal Dutch Shell Class A	835	19,806
Royal Dutch Shell ADR Class A	15,862	751,703
Royal Dutch Shell ADR Class B	18,600	883,128
Royal Mail	28,402	197,353
RPC Group	13,707	131,523
RPS Group	7,026	23,930
RSA Insurance Group	18,782	114,508
SABMiller	3,730	211,229
Sage Group	20,603	155,879

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Savills	8,225	$113,713
Schroders	1,274	54,137
Schroders Non-voting	692	22,662
SDL	2,560	12,587
Senior	25,504	97,119
†Serco Group	6,469	9,996
Severfield	10,593	10,416
Severn Trent	4,480	148,204
Shanks Group	16,699	23,178
Shire	2,253	154,025
Shire ADR	300	61,569
SIG	48,819	128,353
Sky	11,668	184,606
†Skyepharma	2,080	11,045
Smith & Nephew	9,956	173,949
Smith & Nephew ADR	1,200	42,000
Smiths Group	8,846	134,789
Spectris	4,950	126,654
Spirax-Sarco Engineering	3,846	163,237
Spirent Communications	26,411	30,237
†Sports Direct International	7,540	86,507
SSE	24,832	562,042
St James’s Place	17,019	219,044
ST Modwen Properties	9,782	61,512
Stagecoach Group	13,003	66,400
†Stallergenes Greer	245	12,043
Standard Chartered	17,918	173,899
Standard Life	24,727	145,231
Stobart Group	9,278	15,720
†SuperGroup	2,864	59,074
Synthomer	20,799	107,168
TalkTalk Telecom Group	18,649	88,807
Tate & Lyle	18,766	167,224
Taylor Wimpey	144,942	429,445
Ted Baker	999	48,497
Telecom Plus	2,717	45,954
Tesco	182,737	507,586
†Thomas Cook Group	66,553	116,728
Topps Tiles	5,923	13,082
Travis Perkins	9,278	276,798
Trinity Mirror	14,805	33,789
TT Electronics	5,094	10,249
TUI Class DI	8,315	153,638
Tullett Prebon	9,172	51,974
†Tullow Oil	9,375	24,099
UBM	12,702	93,522
UDG Healthcare	14,307	108,902
Ultra Electronics Holdings	4,303	111,607
Unilever	1,846	75,190
Unilever ADR	4,700	191,666
UNITE Group	9,019	89,174
United Utilities Group	6,669	93,476

LVIP Dimensional International Core Equity Fund—32

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Vectura Group	8,852	$23,435
Vedanta Resources	4,337	27,938
Vesuvius	12,024	64,300
Victrex	5,115	137,280
Vodafone Group	196,357	619,347
Vodafone Group ADR	2,400	76,176
Weir Group	5,789	102,709
WH Smith	4,220	100,037
Whitbread	2,129	150,837
William Hill	34,434	183,148
†Wincanton	4,134	12,836
WM Morrison Supermarkets	103,869	261,390
Wolseley	3,094	180,986
WPP	16,971	353,331
WPP ADR	400	41,612
WS Atkins	4,329	91,175
Xaar	3,092	26,171
XP Power	694	16,798

		42,046,254

Total Common Stock (Cost $261,593,513)		229,620,126

ΔPREFERRED STOCK–0.35%
Germany–0.35%
Bayerische Motoren Werke 4.21%	1,006	69,187
Biotest 1.23%	448	9,386
Draegerwerk 2.25%	509	42,931
FUCHS PETROLUB 1.92%	1,812	80,200
Henkel 1.42%	467	48,099
Jungheinrich 1.62%	984	71,344
Porsche Automobil Holding 4.99%	1,818	77,348
Sartorius 0.58%	286	67,958

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Germany (continued)
Sixt 3.62%	957	$37,137
STO 20.25%	44	6,321
Villeroy & Boch 3.29%	830	11,485
Volkswagen 4.55%	2,640	289,998

Total Preferred Stock (Cost $1,304,716)		811,394

ΔRIGHT–0.00%
Germany–0.00%
†RHOEN-KLINIKUM, exercise price EUR 25.54, expiration date 10/8/15	2,761	62

Total Right (Cost $243)		62

ΔWARRANT–0.00%
■Hong Kong–0.00%
Miramar Hotel & Investment, exercise price HKD 13.50, expiration date 1/19/18	2,000	304

Total Warrant (Cost $0)		304

MONEY MARKET FUND–0.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,292,087	1,292,087

Total Money Market Fund (Cost $1,292,087)		1,292,087

TOTAL VALUE OF SECURITIES–99.73% (Cost $264,190,559)	231,723,973
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	636,524

NET ASSETS APPLICABLE TO 26,555,187 SHARES OUTSTANDING–100.00%	$232,360,497

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $117,269, which represents 0.05% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $36,074, which represents 0.02% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $252,939, which represents 0.11% of the Fund’s net assets.

LVIP Dimensional International Core Equity Fund—33

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CAD	23,465	USD	(17,485)	10/1/15	$ 98
BNYM	JPY	46,576,193	USD	(388,968)	10/1/15	(699)

						$(601)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CDI–Chess Depository Interest

CVA–Dutch Certificate

EUR–Euro

FDR–Fiduciary Depositary Receipt

HKD–Hong Kong Dollar

JPY–Japanese Yen

ScpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$262,759	$13,247,479	$80,027	$13,590,265
Austria	211,057	897,876	—	1,108,933
Belgium	266,126	3,133,273	—	3,399,399
Canada	18,390,674	—	—	18,390,674
Denmark	233,851	3,714,984	—	3,948,835
Finland	80,941	3,629,439	—	3,710,380
France	898,955	15,994,501	—	16,893,456
Germany	841,665	14,482,786	—	15,324,451
Hong Kong	303,078	6,297,680	—	6,600,758
Ireland	325,672	1,059,830	—	1,385,502
Israel	663,855	902,022	—	1,565,877
Italy	235,474	6,673,726	—	6,909,200
Japan	1,121,009	50,512,480	133,761	51,767,250
Netherlands	965,064	4,899,405	—	5,864,469
New Zealand	37,893	970,643	26,185	1,034,721
Norway	216,330	1,553,174	—	1,769,504
Portugal	—	715,228	—	715,228
Singapore	114,093	2,856,074	12,966	2,983,133
Spain	599,374	5,734,501	—	6,333,875
Sweden	297,975	6,826,872	—	7,124,847
Switzerland	1,101,852	16,051,263	—	17,153,115
United Kingdom	10,257,456	31,788,798	—	42,046,254
Preferred Stock	77,344	734,050	—	811,394
Right	62	—	—	62
Warrant	304	—	—	304
Money Market Fund	1,292,087	—	—	1,292,087

Total	$38,794,950	$192,676,084	$252,939	$231,723,973

LVIP Dimensional International Core Equity Fund—34

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$—	$(601)	$—	$(601)

As a result of utilizing international fair value pricing at September 30, 2015, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional International Core Equity Fund—35

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.15%
Aerospace & Defense–2.10%
AAR	3,220	$61,083
†Aerojet Rocketdyne Holdings	3,194	51,679
†Aerovironment	1,176	23,567
American Science & Engineering	238	8,463
†Astronics	1,340	54,176
†Astronics Class B	245	9,979
B/E Aerospace	2,717	119,276
Boeing	5,919	775,093
BWX Technologies	4,331	114,165
Cubic	1,206	50,580
Curtiss-Wright	3,458	215,848
†DigitalGlobe	5,950	113,169
†Ducommun	1,095	21,977
Engility Holdings	631	16,267
†Esterline Technologies	2,233	160,530
General Dynamics	3,359	463,374
HEICO	1,390	67,943
HEICO Class A	2,108	95,724
Hexcel	5,333	239,238
Honeywell International	6,959	658,948
Huntington Ingalls Industries	2,199	235,623
†KLX	1,569	56,076
†Kratos Defense & Security Solutions	2,339	9,871
L-3 Communications Holdings	2,610	272,797
Lockheed Martin	2,336	484,276
†Moog Class A	2,311	124,956
Northrop Grumman	2,092	347,167
Orbital ATK	3,742	268,938
Precision Castparts	2,370	544,413
Raytheon	3,651	398,908
Rockwell Collins	1,846	151,077
†Sparton	651	13,931
†Spirit AeroSystems Holdings Class A	3,867	186,931
†TASER International	4,097	90,236
†Teledyne Technologies	2,158	194,867
Textron	7,903	297,469
†TransDigm Group	585	124,260
Triumph Group	2,814	118,413
United Technologies	10,902	970,169

		8,211,457

Air Freight & Logistics–0.57%
†Air Transport Services Group	7,663	65,519
†Atlas Air Worldwide Holdings	3,272	113,080
†Echo Global Logistics	1,673	32,791
Expeditors International of Washington	2,346	110,379
FedEx	5,494	791,026
Forward Air	2,360	97,916
†Hub Group Class A	2,742	99,836
Park-Ohio Holdings	841	24,271
†Radiant Logistics	4,220	18,821

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
Robinson (C.H.) Worldwide	1,854	$125,664
United Parcel Service Class B	6,083	600,331
†UTi Worldwide	4,073	18,695
†XPO Logistics	4,646	110,714

		2,209,043

Airlines–0.89%
Alaska Air Group	5,649	448,813
Allegiant Travel	776	167,810
American Airlines Group	6,085	236,281
Copa Holdings Class A	1,676	70,275
Delta Air Lines	9,612	431,290
†Hawaiian Holdings	7,398	182,583
†JetBlue Airways	33,442	861,800
†Republic Airways Holdings	4,621	26,709
SkyWest	6,459	107,736
Southwest Airlines	17,078	649,647
†Spirit Airlines	2,761	130,595
†United Continental Holdings	3,315	175,861

		3,489,400

Auto Components–0.98%
†American Axle & Manufacturing Holdings	5,166	103,010
Autoliv	2,707	295,090
BorgWarner	8,303	345,322
Cooper Tire & Rubber	4,784	189,016
†Cooper-Standard Holding	690	40,020
Dana Holding	12,329	195,785
Delphi Automotive	2,953	224,546
†Dorman Products	1,605	81,678
Drew Industries	2,005	109,493
†Federal-Mogul Holdings Class A	4,366	29,820
†Fox Factory Holding	1,173	19,777
Gentex	15,600	241,800
†Gentherm	3,095	139,027
Goodyear Tire & Rubber	10,518	308,493
†Horizon Global	1,513	13,345
Johnson Controls	12,677	524,321
Lear	3,044	331,126
†Modine Manufacturing	5,032	39,602
†Motorcar Parts of America	1,202	37,671
Remy International	640	18,720
Standard Motor Products	2,398	83,642
†Stoneridge	1,066	13,154
Superior Industries International	2,449	45,747
†Tenneco	2,709	121,282
†Tower International	1,192	28,322
†Visteon	2,277	230,523

		3,810,332

Automobiles–0.75%
Ford Motor	96,802	1,313,603

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
General Motors	31,369	$941,697
Harley-Davidson	7,671	421,138
†Tesla Motors	117	29,063
Thor Industries	3,097	160,425
Winnebago Industries	2,329	44,600

		2,910,526

Banks–7.48%
1st Source	2,669	82,205
Ameris Bancorp	1,804	51,865
Arrow Financial	570	15,224
Associated Banc-Corp	9,477	170,302
Banc of California	1,339	16,430
BancFirst	1,077	67,959
†Bancorp	1,384	10,546
BancorpSouth	5,858	139,245
Bank of America	125,152	1,949,868
Bank of Hawaii	2,443	155,106
Bank of Marin Bancorp	451	21,643
Bank of the Ozarks	3,991	174,646
BankUnited	4,885	174,639
Banner	2,052	98,024
BB&T	13,836	492,562
BBCN Bancorp	6,829	102,572
Berkshire Hills Bancorp	2,129	58,633
BNC Bancorp	1,081	24,031
BOK Financial	2,443	158,087
Boston Private Financial Holdings	7,166	83,842
Bridge Bancorp	251	6,704
Bryn Mawr Bank	1,353	42,038
Camden National	351	14,180
†Capital Bank Financial	563	17,019
Cardinal Financial	2,443	56,213
†Cascade Bancorp	1,427	7,720
Cathay General Bancorp	7,073	211,907
CenterState Banks	769	11,304
Central Pacific Financial	1,457	30,553
Chemical Financial	2,826	91,421
CIT Group	3,804	152,274
Citigroup	37,601	1,865,386
City Holding	1,222	60,245
CoBiz Financial	1,982	25,786
Columbia Banking System	5,156	160,919
Comerica	4,241	174,305
Commerce Bancshares	5,339	243,245
Community Bank System	3,270	121,546
Community Trust Bancorp	1,622	57,597
ConnectOne Bancorp	1,892	36,516
Cullen/Frost Bankers	3,276	208,288
†Customers Bancorp	1,240	31,868
CVB Financial	6,226	103,974
†Eagle Bancorp	1,471	66,931

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
East West Bancorp	7,882	$302,826
Enterprise Financial Services	1,304	32,822
†Farmers Capital Bank	466	11,580
Fidelity Southern	1,403	29,659
Fifth Third Bancorp	21,195	400,797
Financial Institutions	1,281	31,743
First Bancorp	1,423	24,191
†First BanCorp (Puerto Rico)	10,810	38,484
First Busey	2,193	43,575
First Business Financial Services	400	9,408
First Citizens BancShares Class A	668	150,968
First Commonwealth Financial	8,614	78,301
First Community Bancshares	803	14,374
First Financial	910	29,439
First Financial Bancorp	5,061	96,564
First Financial Bankshares	1,287	40,901
First Horizon National	11,315	160,447
First Interstate BancSystem	1,814	50,502
First Merchants	3,872	101,524
First Midwest Bancorp	7,092	124,394
†First NBC Bank Holding	1,064	37,283
First Niagara Financial Group	17,516	178,838
First of Long Island	820	22,165
First Republic Bank	3,366	211,284
FirstMerit	8,230	145,424
Flushing Financial	2,438	48,809
FNB	15,011	194,392
Fulton Financial	14,676	177,580
German American Bancorp	700	20,489
Glacier Bancorp	5,346	141,081
Great Southern Bancorp	1,041	45,075
Guaranty Bancorp	800	13,176
Hancock Holding	4,728	127,892
Hanmi Financial	3,094	77,969
Heartland Financial USA	993	36,036
Heritage Commerce	1,727	19,584
Heritage Financial	2,213	41,649
†Hilltop Holdings	9,429	186,788
Home BancShares	3,259	131,989
†HomeTrust Bancshares	1,279	23,725
Horizon Bancorp	340	8,075
Huntington Bancshares	23,939	253,753
IBERIABANK	2,861	166,539
@Independent Bank	1,793	82,657
Independent Bank Group	854	32,819
International Bancshares	5,724	143,272
Investors Bancorp	17,950	221,503
JPMorgan Chase	62,809	3,829,465
KeyCorp	16,815	218,763
Lakeland Bancorp	2,566	28,508
Lakeland Financial	1,400	63,210
LegacyTexas Financial Group	3,246	98,938

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
M&T Bank	2,769	$337,680
MainSource Financial Group	1,680	34,205
MB Financial	6,557	214,020
Mercantile Bank	1,206	25,061
Metro Bancorp	1,413	41,528
National Bank Holdings Class A	857	17,594
National Penn Bancshares	12,187	143,197
NBT Bancorp	3,452	92,997
OFG Bancorp	4,060	35,444
Old National Bancorp	9,906	137,991
Opus Bank	172	6,577
Pacific Continental	830	11,047
†Pacific Premier Bancorp	1,648	33,487
PacWest Bancorp	5,067	216,918
Park National	485	43,757
Peapack Gladstone Financial	901	19,074
Peoples Bancorp	620	12,890
People’s United Financial	13,822	217,420
Pinnacle Financial Partners	3,498	172,836
PNC Financial Services Group	6,297	561,692
Popular	4,510	136,337
Preferred Bank	736	23,258
PrivateBancorp	4,833	185,249
Prosperity Bancshares	3,234	158,822
Regions Financial	32,006	288,374
Renasant	2,394	78,643
Republic Bancorp Class A	900	22,095
S&T Bancorp	2,682	87,487
Sandy Spring Bancorp	2,108	55,187
†Seacoast Banking Corp of Florida	1,886	27,686
ServisFirst Bancshares	57	2,367
†Signature Bank	1,135	156,131
Simmons First National Class A	1,631	78,174
South State	1,651	126,912
Southside Bancshares	1,371	37,771
Southwest Bancorp	1,568	25,731
State Bank Financial	2,266	46,861
Sterling Bancorp	8,202	121,964
Stock Yards Bancorp	591	21,483
SunTrust Banks	5,335	204,010
†SVB Financial Group	1,169	135,066
Synovus Financial	7,111	210,486
Talmer Bancorp Class A	3,242	53,979
TCF Financial	10,316	156,391
†Texas Capital Bancshares	2,331	122,191
Tompkins Financial	957	51,066
TriCo Bancshares	1,330	32,678
†Tristate Capital Holdings	1,385	17,271
Trustmark	5,284	122,430
U.S. Bancorp	28,303	1,160,706
UMB Financial	2,515	127,787
Umpqua Holdings	12,950	211,085

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Union Bankshares	4,115	$98,760
United Bankshares	4,061	154,277
United Community Banks	4,216	86,175
Univest Corp of Pennsylvania	600	11,532
Valley National Bancorp	10,137	99,748
Washington Trust Bancorp	1,005	38,642
Webster Financial	6,167	219,730
Wells Fargo	82,800	4,251,780
WesBanco	3,655	114,950
West Bancorporation	758	14,213
Westamerica Bancorporation	1,315	58,439
†Western Alliance Bancorp	5,873	180,360
Wilshire Bancorp	6,221	65,383
Wintrust Financial	3,908	208,804
Yadkin Financial	1,815	39,004
Zions Bancorporation	8,784	241,911

		29,191,398

Beverages–1.10%
†Boston Beer Class A	423	89,088
Brown-Forman Class A	214	22,896
Brown-Forman Class B	1,948	188,761
Coca-Cola	38,199	1,532,544
Coca-Cola Bottling Consolidated	632	122,216
Coca-Cola Enterprises	3,922	189,629
Constellation Brands Class A	2,120	265,445
Dr Pepper Snapple Group	2,398	189,562
MGP Ingredients	900	14,409
Molson Coors Brewing Class B	3,356	278,615
†Monster Beverage	1,478	199,737
†National Beverage	1,989	61,122
PepsiCo	12,095	1,140,559

		4,294,583

Biotechnology–1.64%
AbbVie	13,185	717,396
†ACADIA Pharmaceuticals	1,138	37,634
†Acorda Therapeutics	2,504	66,381
†Agios Pharmaceuticals	512	36,142
†Alexion Pharmaceuticals	821	128,396
†Alkermes	437	25,639
†Alnylam Pharmaceuticals	447	35,921
†AMAG Pharmaceuticals	989	39,293
Amgen	5,812	803,916
†Anacor Pharmaceuticals	600	70,626
Baxalta	5,253	165,522
†Biogen	2,407	702,387
†BioMarin Pharmaceutical	670	70,564
†BioSpecifics Technologies	200	8,708
†Bluebird Bio	517	44,229
†Celgene	5,660	612,242
†Cepheid	722	32,634

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Clovis Oncology	300	$27,588
†Concert Pharmaceuticals	1,000	18,770
†Dyax	1,518	28,979
†Emergent BioSolutions	2,613	74,444
Gilead Sciences	12,167	1,194,678
†Incyte	1,949	215,033
†Insys Therapeutics	1,480	42,121
†Intercept Pharmaceuticals	300	49,758
†Intrexon	1,174	37,333
†Isis Pharmaceuticals	497	20,089
†Ligand Pharmaceuticals Class B	1,378	118,026
†Medivation	1,962	83,385
†Momenta Pharmaceuticals	2,972	48,771
†Myriad Genetics	2,429	91,039
†Neurocrine Biosciences	714	28,410
†Novavax	1,700	12,019
†OPKO Health	11,122	93,536
PDL BioPharma	8,018	40,331
†Puma Biotechnology	134	10,098
†Regeneron Pharmaceuticals	553	257,222
†Repligen	2,897	80,681
†Seattle Genetics	957	36,902
†Ultragenyx Pharmaceutical	300	28,893
†United Therapeutics	765	100,399
†Vertex Pharmaceuticals	630	65,608
†ZIOPHARM Oncology	132	1,189

		6,402,932

Building Products–0.58%
AAON	2,821	54,671
Allegion	2,452	141,382
†American Woodmark	1,352	87,704
Apogee Enterprises	2,058	91,890
†Armstrong World Industries	3,452	164,798
†Builders FirstSource	5,019	63,641
†Continental Building Products	3,059	62,832
Fortune Brands Home & Security	3,490	165,670
†Gibraltar Industries	3,765	69,088
Griffon	5,466	86,199
Insteel Industries	623	10,018
Lennox International	1,391	157,642
Masco	5,169	130,155
†NCI Building Systems	1,500	15,855
†Nortek	300	18,993
Owens Corning	6,988	292,867
†Patrick Industries	1,234	48,731
†PGT	4,433	54,437
†Ply Gem Holdings	1,632	19,094
Quanex Building Products	2,600	47,242
Simpson Manufacturing	2,913	97,556
Smith (A.O.)	2,207	143,874
†Trex	2,239	74,626

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
Universal Forest Products	1,817	$104,805
†USG	2,086	55,529

		2,259,299

Capital Markets–2.05%
†Affiliated Managers Group	1,830	312,912
Ameriprise Financial	4,683	511,056
Artisan Partners Asset Management	1,094	38,542
Bank of New York Mellon	14,075	551,036
BGC Partners Class A	1,815	14,919
BlackRock	1,456	433,116
Cohen & Steers	1,707	46,857
†Cowen Group Class A	7,899	36,019
Diamond Hill Investment Group	200	37,208
†E*TRADE Financial	8,783	231,256
Eaton Vance	4,612	154,133
Evercore Partners Class A	2,571	129,167
Federated Investors Class B	3,740	108,086
Financial Engines	537	15,825
Franklin Resources	7,823	291,485
Goldman Sachs Group	6,692	1,162,802
Greenhill	1,915	54,520
HFF Class A	3,047	102,867
Interactive Brokers Group	4,300	169,721
†INTL. FCStone	1,259	31,085
Invesco	9,906	309,364
Investment Technology Group	2,842	37,912
Janus Capital Group	9,665	131,444
†KCG Holdings	2,741	30,069
Legg Mason	5,362	223,113
LPL Financial Holdings	6,156	244,824
Moelis & Co	412	10,819
Morgan Stanley	17,737	558,715
Northern Trust	5,377	366,496
NorthStar Asset Management Group	3,446	49,485
Oppenheimer Holdings Class A	765	15,308
†Piper Jaffray	1,335	48,287
Raymond James Financial	3,085	153,109
†Safeguard Scientifics	1,565	24,320
Schwab (Charles)	10,395	296,881
SEI Investments	2,082	100,415
State Street	4,152	279,056
†Stifel Financial	3,342	140,698
T. Rowe Price Group	2,945	204,677
TD Ameritrade Holding	2,514	80,046
Virtus Investment Partners	230	23,115
Waddell & Reed Financial Class A	3,757	130,631
Westwood Holdings Group	439	23,860
WisdomTree Investments	5,289	85,312

		8,000,568

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals–2.43%
Air Products & Chemicals	2,081	$265,494
Airgas	2,579	230,382
Albemarle	5,565	245,417
American Vanguard	1,093	12,635
Ashland	1,494	150,326
Axiall	5,154	80,866
Balchem	2,040	123,971
Cabot	3,431	108,282
Calgon Carbon	4,697	73,179
Celanese Class A	4,315	255,319
CF Industries Holdings	11,510	516,799
Chemours	1,757	11,368
†Chemtura	5,295	151,543
Cytec Industries	3,840	283,584
Dow Chemical	28,809	1,221,502
duPont (E.I.) deNemours	8,785	423,437
Eastman Chemical	5,636	364,762
Ecolab	3,614	396,528
†Flotek Industries	3,167	52,889
FMC	1,395	47,304
Fuller (H.B.)	3,026	102,702
FutureFuel	1,218	12,034
†Grace (W.R.)	915	85,141
Hawkins	465	17,903
Huntsman	16,072	155,738
Innophos Holdings	1,829	72,502
Innospec	2,309	107,392
International Flavors & Fragrances	1,044	107,803
KMG Chemicals	360	6,944
Koppers Holdings	2,378	47,964
†Kraton Performance Polymers	3,508	62,793
Kronos Worldwide	3,617	22,462
†LSB Industries	2,413	36,967
LyondellBasell Industries Class A	4,353	362,866
Minerals Technologies	2,072	99,788
Monsanto	4,103	350,150
Mosaic	11,314	351,979
NewMarket	400	142,800
Olin	7,037	118,292
OM Group	2,759	90,744
†OMNOVA Solutions	100	554
†Platform Specialty Products	10,201	129,043
PolyOne	5,639	165,448
PPG Industries	2,844	249,390
Praxair	3,235	329,517
Quaker Chemical	1,025	79,007
RPM International	4,032	168,900
Schulman (A.)	2,962	96,176
Scotts Miracle-Gro Class A	2,302	140,008
Sensient Technologies	1,825	111,873
Sherwin-Williams	810	180,452
Sigma-Aldrich	1,025	142,393

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Stepan	1,352	$56,257
†Trecora Resources	42	522
Tredegar	2,794	36,546
Tronox	4,859	21,234
Valspar	1,019	73,246
Westlake Chemical	2,696	139,895

		9,491,012

Commercial Services & Supplies–1.45%
ABM Industries	4,445	121,393
†ACCO Brands	9,999	70,693
ADT	14,174	423,803
†ARC Document Solutions	3,148	18,731
Brady Class A	1,701	33,442
Brink’s	3,682	99,451
†Casella Waste Systems	2,159	12,522
Cintas	1,589	136,257
†Clean Harbors	3,756	165,151
†Copart	5,761	189,537
Covanta Holding	11,150	194,567
Deluxe	2,523	140,632
Donnelley (R.R.) & Sons	9,770	142,251
Ennis	2,012	34,928
Essendant	2,744	88,988
G&K Services Class A	1,984	132,174
Herman Miller	3,873	111,697
HNI	2,507	107,550
Interface Class A	5,476	122,881
KAR Auction Services	7,571	268,771
Kimball International Class B	3,506	33,167
Knoll	3,987	87,634
Matthews International Class A	2,086	102,151
McGrath RentCorp	2,654	70,835
Mobile Mini	3,866	119,034
MSA Safety	2,280	91,132
Multi-Color	1,469	112,364
†NL Industries	2,090	6,249
Pitney Bowes	5,057	100,381
Quad	1,620	19,602
Republic Services	10,350	426,420
Rollins	6,012	161,542
†SP Plus	773	17,895
Steelcase Class A	5,006	92,160
†Stericycle	712	99,189
†Team	1,881	60,418
Tetra Tech	5,080	123,495
†TRC	1,726	20,419
Tyco International	8,899	297,761
UniFirst	1,143	122,084
US Ecology	1,771	77,304
Viad	1,821	52,791
Waste Connections	7,047	342,343

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management	6,393	$318,435
West	3,538	79,251

		5,649,475

Communications Equipment–1.68%
ADTRAN	4,836	70,606
Alliance Fiber Optic Products	1,101	18,816
†Arista Networks	1,061	64,923
†ARRIS Group	10,390	269,828
Black Box	1,723	25,397
Brocade Communications Systems	23,877	247,843
†CalAmp	2,470	39,742
†Calix	2,499	19,467
†Ciena	4,991	103,414
Cisco Systems	81,721	2,145,176
†CommScope Holding	11,727	352,162
Comtech Telecommunications	1,478	30,462
†Digi International	1,498	17,661
†EchoStar Class A	2,741	117,945
†F5 Networks	749	86,734
†Finisar	6,166	68,628
†Harmonic	11,244	65,215
Harris	2,303	168,464
†Infinera	7,350	143,766
InterDigital	3,236	163,742
†Ixia	5,519	79,970
Juniper Networks	6,556	168,555
Motorola Solutions	1,201	82,124
†NETGEAR	3,150	91,885
†NetScout Systems	3,053	107,985
†Palo Alto Networks	243	41,796
Plantronics	1,572	79,936
†Polycom	9,208	96,500
QUALCOMM	24,669	1,325,465
†Ruckus Wireless	2,170	25,780
†ShoreTel	593	4,430
†Sonus Networks	1,600	9,152
Ubiquiti Networks	1,399	47,412
†ViaSat	2,930	188,370

		6,569,351

Construction & Engineering–0.59%
†AECOM	7,748	213,147
†Aegion	3,394	55,933
Argan	1,267	43,940
Chicago Bridge & Iron	6,416	254,459
Comfort Systems USA	3,657	99,690
†Dycom Industries	4,476	323,883
EMCOR Group	3,628	160,539
Fluor	5,516	233,603
†Furmanite	1,692	10,287
Granite Construction	2,683	79,605

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
†Great Lakes Dredge & Dock	6,527	$32,896
†Jacobs Engineering Group	6,459	241,760
KBR	3,095	51,563
†MasTec	5,110	80,891
†MYR Group	2,056	53,867
†Northwest Pipe	539	7,039
Primoris Services	3,369	60,339
†Quanta Services	9,440	228,542
†Tutor Perini	4,454	73,313

		2,305,296

Construction Materials–0.21%
Eagle Materials	2,822	193,081
†Headwaters	5,720	107,536
Martin Marietta Materials	1,148	174,439
†U.S. Concrete	1,082	51,709
United States Lime & Minerals	277	12,645
Vulcan Materials	3,204	285,797

		825,207

Consumer Finance–1.05%
†Ally Financial	18,352	374,014
American Express	10,994	814,985
Capital One Financial	10,027	727,158
Cash America International	2,524	70,596
†Credit Acceptance	1,009	198,642
Discover Financial Services	11,417	593,570
†Encore Capital Group	2,356	87,172
†Enova International	2,659	27,175
†Ezcorp Class A	2,772	17,103
†First Cash Financial Services	989	39,619
†Green Dot Class A	3,145	55,352
Navient	13,433	150,987
Nelnet Class A	2,851	98,673
†PRA Group	2,979	157,649
†Santander Consumer USA Holdings	7,150	146,003
†SLM	25,872	191,453
†Springleaf Holdings	6,101	266,736
†Synchrony Financial	1,446	45,260
†World Acceptance	950	25,498

		4,087,645

Containers & Packaging–0.78%
†AEP Industries	578	33,137
AptarGroup	4,040	266,478
Avery Dennison	4,247	240,253
Ball	2,122	131,988
Bemis	7,089	280,512
†Berry Plastics Group	3,144	94,540
†Crown Holdings	1,234	56,455
Graphic Packaging Holding	27,077	346,315
Greif Class A	1,360	43,398
Myers Industries	3,539	47,423

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
†Owens-Illinois	11,850	$245,532
Packaging Corp of America	4,304	258,929
Sealed Air	3,030	142,046
Silgan Holdings	4,352	226,478
Sonoco Products	6,457	243,687
WestRock	7,191	369,905

		3,027,076

Distributors–0.17%
Core-Mark Holding	1,841	120,493
Genuine Parts	1,869	154,921
†LKQ	8,827	250,334
Pool	1,692	122,332
Weyco Group	507	13,709

		661,789

Diversified Consumer Services–0.45%
†American Public Education	1,300	30,485
†Apollo Education Group Class A	3,529	39,031
†Ascent Capital Group Class A	345	9,446
Block (H&R)	3,451	124,926
†Bright Horizons Family Solutions	2,312	148,523
Capella Education	909	45,014
Carriage Services	1,816	39,207
DeVry Education Group	5,628	153,138
Graham Holdings	198	114,246
†Grand Canyon Education	3,827	145,388
†Houghton Mifflin Harcourt	6,417	130,329
†K12	2,018	25,104
†Regis	4,943	64,753
Service Corp International	14,914	404,169
†ServiceMaster Global Holdings	2,868	96,221
Sotheby’s	3,874	123,891
†Steiner Leisure	454	28,684
†Strayer Education	800	43,976

		1,766,531

Diversified Financial Services–0.91%
†Berkshire Hathaway Class B	11,005	1,435,052
CBOE Holdings	2,443	163,876
CME Group	4,311	399,802
GAIN Capital Holdings	2,118	15,419
Intercontinental Exchange	1,105	259,664
Leucadia National	7,931	160,682
MarketAxess Holdings	1,355	125,852
Marlin Business Services	729	11,219
McGrawHill Financial	2,799	242,113
Moody’s	1,246	122,357
MSCI	1,508	89,666
Nasdaq	4,516	240,838
†NewStar Financial	1,435	11,767
†PHH	4,689	66,209
†PICO Holdings	1,481	14,336

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Voya Financial	4,818	$186,794

		3,545,646

Diversified Telecommunication Services–2.28%
AT&T	138,429	4,510,017
Atlantic Tele-Network	1,113	82,284
CenturyLink	11,987	301,113
†Cincinnati Bell	13,187	41,143
Cogent Communications Holdings	1,769	48,046
Consolidated Communications Holdings	3,747	72,205
†FairPoint Communications	1,193	18,384
Frontier Communications	57,763	274,374
†General Communication Class A	5,600	96,656
†Hawaiian Telcom Holdco	500	10,390
IDT Class B	1,774	25,368
Inteliquent	3,102	69,268
†Iridium Communications	5,978	36,765
†Level 3 Communications	7,621	332,961
†ORBCOMM	4,497	25,093
†Premiere Global Services	4,266	58,615
Verizon Communications	65,027	2,829,325
†Vonage Holdings	14,784	86,930

		8,918,937

Electric Utilities–0.96%
ALLETE	2,117	106,887
American Electric Power	3,497	198,839
Cleco	772	41,101
Duke Energy	4,732	340,420
Edison International	2,289	144,367
El Paso Electric	2,138	78,721
Empire District Electric	2,667	58,754
Entergy	1,963	127,791
Eversource Energy	3,435	173,880
Exelon	6,151	182,685
FirstEnergy	4,479	140,237
Great Plains Energy	4,007	108,269
Hawaiian Electric Industries	1,848	53,019
IDACORP	1,402	90,723
ITC Holdings	4,402	146,763
MGE Energy	1,917	78,961
NextEra Energy	3,137	306,014
OGE Energy	4,449	121,725
Otter Tail	1,739	45,318
Pepco Holdings	1,386	33,569
Pinnacle West Capital	1,032	66,192
PNM Resources	3,124	87,628
Portland General Electric	3,072	113,572
PPL	4,608	151,557
Southern	6,230	278,481
UIL Holdings	2,129	107,025

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Unitil	993	$36,622
Westar Energy	3,319	127,582
Xcel Energy	5,486	194,259

		3,740,961

Electrical Equipment–0.62%
Acuity Brands	603	105,875
Allied Motion Technologies	358	6,362
AMETEK	6,930	362,578
AZZ	2,674	130,197
†Babcock & Wilcox Enterprises	1,416	23,789
Eaton	6,707	344,069
Emerson Electric	8,290	366,169
Encore Wire	1,413	46,163
EnerSys	2,644	141,666
Franklin Electric	2,424	66,006
†Generac Holdings	4,033	121,353
General Cable	3,598	42,816
Hubbell Class B	2,390	203,031
LSI Industries	247	2,085
Powell Industries	509	15,321
†PowerSecure International	1,117	12,868
Regal Beloit	2,098	118,432
Rockwell Automation	1,790	181,631
†Sensata Technologies Holding	1,820	80,699
†SolarCity	897	38,311
†Thermon Group Holdings	790	16,235
†Vicor	1,194	12,179

		2,437,835

Electronic Equipment, Instruments & Components–1.70%
Amphenol Class A	3,866	197,011
†Anixter International	1,653	95,510
†Arrow Electronics	6,227	344,229
Avnet	6,750	288,090
AVX	5,950	77,885
Badger Meter	1,238	71,878
Belden	1,538	71,809
†Benchmark Electronics	4,776	103,926
CDW	7,852	320,833
Checkpoint Systems	4,003	29,022
Cognex	2,203	75,717
†Coherent	1,686	92,224
Corning	12,983	222,269
CTS	2,164	40,056
Daktronics	2,909	25,221
Dolby Laboratories Class A	2,854	93,040
†DTS	802	21,413
Electro Rent	1,265	13,131
†Fabrinet	1,767	32,389
†FARO Technologies	981	34,335
FEI	1,812	132,348

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Flextronics International	9,822	$103,524
FLIR Systems	7,703	215,607
†GSI Group	1,849	23,538
†II-VI	2,365	38,029
Ingram Micro	7,497	204,218
†Insight Enterprises	3,993	103,219
†IPG Photonics	2,633	200,029
†Itron	1,798	57,374
Jabil Circuit	13,788	308,438
†Keysight Technologies	5,994	184,855
†Kimball Electronics	1,253	14,948
†Knowles	2,411	44,435
Littelfuse	1,125	102,544
†Mercury Systems	3,137	49,910
Mesa Laboratories	93	10,360
Methode Electronics	3,376	107,694
MTS Systems	1,334	80,187
†Multi-Fineline Electronix	1,421	23,731
National Instruments	5,116	142,174
†Newport	3,502	48,153
†OSI Systems	1,672	128,677
Park Electrochemical	1,422	25,013
PC Connection	1,762	36,526
†Plexus	2,625	101,273
†RealD	1,664	15,991
†Rofin-Sinar Technologies	2,730	70,789
†Rogers	1,432	76,154
†Sanmina	7,511	160,510
†ScanSource	2,469	87,551
SYNNEX	3,292	280,018
TE Connectivity	6,602	395,394
†Tech Data	2,931	200,774
†Trimble Navigation	13,780	226,268
†TTM Technologies	8,724	54,351
†Universal Display	997	33,798
Vishay Intertechnology	12,211	118,325
†Zebra Technologies	2,340	179,127

		6,635,842

Energy Equipment & Services–1.72%
Atwood Oceanics	3,242	48,014
Baker Hughes	7,689	400,136
†Basic Energy Services	3,876	12,791
Bristow Group	2,759	72,175
†C&J Energy Services	3,474	12,228
†Cameron International	6,000	367,920
CARBO Ceramics	560	10,634
Core Laboratories	1,282	127,944
Diamond Offshore Drilling	6,919	119,699
†Dril-Quip	1,959	114,053
†Era Group	1,340	20,060
Exterran Holdings	6,266	112,788

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†FMC Technologies	8,374	$259,594
†Forum Energy Technologies	4,515	55,128
†Geospace Technologies	1,182	16,323
Gulfmark Offshore	2,023	12,361
Halliburton	17,925	633,649
†Helix Energy Solutions Group	9,628	46,118
Helmerich & Payne	4,924	232,708
†Hornbeck Offshore Services	3,246	43,918
†ION Geophysical	4,982	1,943
†Key Energy Services	16,623	7,813
†Matrix Service	2,023	45,457
†McDermott International	9,065	38,979
Nabors Industries	15,897	150,227
National Oilwell Varco	7,230	272,209
†Natural Gas Services Group	679	13,105
†Newpark Resources	7,643	39,132
Noble	12,201	133,113
Oceaneering International	3,975	156,138
†Oil States International	1,824	47,661
†Parker Drilling	11,096	29,182
Patterson-UTI Energy	9,063	119,088
†PHI	903	17,049
†Pioneer Energy Services	5,840	12,264
†RigNet	1,403	35,777
Rowan	6,743	108,899
RPC	10,518	93,084
Schlumberger	26,149	1,803,497
†SEACOR Holdings	1,659	99,225
†Steel Excel	881	17,576
Superior Energy Services	8,278	104,551
Tesco	2,570	18,350
†TETRA Technologies	7,241	42,794
Tidewater	2,609	34,282
Transocean	16,970	219,252
U.S. Silica Holdings	1,825	25,714
†Unit	2,450	27,587
†Weatherford International	32,452	275,193

		6,707,382

Food & Staples Retailing–1.62%
Andersons	2,617	89,135
Casey’s General Stores	2,502	257,506
†Chefs’ Warehouse	1,012	14,330
Costco Wholesale	4,374	632,349
CVS Health	14,375	1,386,900
†Fresh Market	1,385	31,287
Ingles Markets Class A	2,001	95,708
Kroger	11,186	403,479
PriceSmart	1,066	82,444
†Rite Aid	12,700	77,089
SpartanNash	6,365	164,535
†Sprouts Farmers Market	3,821	80,623

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†SUPERVALU	10,250	$73,595
Sysco	6,387	248,901
†United Natural Foods	2,198	106,625
Walgreens Boots Alliance	9,479	787,705
Wal-Mart Stores	22,353	1,449,369
Weis Markets	1,325	55,319
Whole Foods Market	9,047	286,338

		6,323,237

Food Products–2.06%
Alico	310	12,583
Archer-Daniels-Midland	10,853	449,857
B&G Foods	5,009	182,578
†Boulder Brands	4,642	38,018
Bunge	3,586	262,854
Calavo Growers	1,206	53,836
Cal-Maine Foods	3,208	175,189
Campbell Soup	4,345	220,205
ConAgra Foods	5,847	236,862
†Darling Ingredients	11,757	132,149
Dean Foods	6,414	105,959
†Diamond Foods	1,204	37,155
†Farmer Bros	900	24,525
Flowers Foods	10,677	264,149
Fresh Del Monte Produce	5,777	228,249
General Mills	5,840	327,799
†Hain Celestial Group	3,812	196,699
Hershey	1,333	122,476
Hormel Foods	4,290	271,600
Ingredion	4,060	354,479
J&J Snack Foods	1,246	141,620
Kellogg	1,877	124,914
Keurig Green Mountain	958	49,950
Kraft Heinz	6,838	482,626
Lancaster Colony	1,251	121,947
†Landec	2,083	24,309
†Lifeway Foods	699	7,326
McCormick	1,384	113,737
Mead Johnson Nutrition	3,061	215,494
Mondelez International	19,977	836,437
†Omega Protein	1,307	22,180
Pilgrim’s Pride	4,224	87,775
Pinnacle Foods	7,046	295,086
†Post Holdings	4,736	279,898
Sanderson Farms	1,322	90,650
Sanfilippo (John B.) & Son	1,335	68,432
†Seaboard	72	221,688
Smucker (J.M.)	2,717	309,983
Snyder’s-Lance	3,219	108,577
Tootsie Roll Industries	727	22,748
†TreeHouse Foods	2,520	196,031
Tyson Foods Class A	9,565	412,252

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†WhiteWave Foods	2,349	$94,312

		8,025,193

Gas Utilities–0.47%
AGL Resources	2,906	177,382
Atmos Energy	2,299	133,756
Chesapeake Utilities	1,016	53,929
Laclede Group	2,058	112,223
National Fuel Gas	2,180	108,956
New Jersey Resources	3,999	120,090
Northwest Natural Gas	1,610	73,802
ONE Gas	2,206	99,998
Piedmont Natural Gas	3,164	126,781
Questar	4,172	80,979
South Jersey Industries	2,608	65,852
Southwest Gas	1,799	104,918
UGI	12,836	446,950
WGL Holdings	1,938	111,764

		1,817,380

Health Care Equipment & Supplies–1.93%
Abaxis	840	36,952
Abbott Laboratories	13,454	541,120
†ABIOMED	314	29,127
†Alere	5,727	275,755
†Align Technology	2,450	139,062
Analogic	846	69,406
†AngioDynamics	3,265	43,065
†Anika Therapeutics	1,364	43,416
Atrion	140	52,494
Bard (C.R.)	1,024	190,781
Baxter International	5,253	172,561
Becton, Dickinson	2,096	278,055
†Boston Scientific	18,797	308,459
Cantel Medical	2,397	135,910
CONMED	4,257	203,229
Cooper	1,108	164,937
CryoLife	1,100	10,703
†Cyberonics	1,805	109,708
†Cynosure Class A	2,455	73,748
DENTSPLY International	3,030	153,227
†DexCom	754	64,738
†Edwards Lifesciences	1,430	203,303
†Globus Medical	4,034	83,342
†Greatbatch	1,738	98,058
†Haemonetics	2,877	92,985
†Halyard Health	2,109	59,980
Hill-Rom Holdings	3,231	167,980
†Hologic	8,712	340,901
†ICU Medical	703	76,979
†IDEXX Laboratories	2,262	167,953
†Inogen	409	19,857

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integra LifeSciences Holdings	1,981	$117,969
†Intuitive Surgical	257	118,112
Invacare	2,822	40,834
†Masimo	3,396	130,950
Medtronic	6,319	422,994
Meridian Bioscience	3,280	56,088
†Merit Medical Systems	4,415	105,563
†Natus Medical	1,496	59,017
†Neogen	1,118	50,299
†NuVasive	2,070	99,815
†Orthofix International	1,273	42,964
†Quidel	1,563	29,509
ResMed	1,178	60,031
†RTI Surgical	2,100	11,928
†SeaSpine Holdings	660	10,692
†Sirona Dental Systems	1,942	181,266
St. Jude Medical	2,246	141,700
STERIS	3,090	200,757
Stryker	2,322	218,500
†SurModics	1,175	25,662
Teleflex	1,817	225,690
†Thoratec	2,041	129,114
†Tornier	1,588	32,379
†Varian Medical Systems	1,046	77,174
†Vascular Solutions	1,441	46,703
West Pharmaceutical Services	1,972	106,725
†Wright Medical Group	1,251	26,296
Zimmer Biomet Holdings	3,676	345,287

		7,521,809

Health Care Providers & Services–3.34%
†Acadia Healthcare	2,296	152,156
Aceto	2,550	69,997
†Addus HomeCare	433	13,488
Aetna	7,932	867,840
†Air Methods	3,433	117,031
†Almost Family	392	15,700
†Amedisys	1,924	73,054
AmerisourceBergen	2,277	216,292
†AMN Healthcare Services	3,962	118,900
†Amsurg	3,851	299,261
Anthem	5,718	800,520
†BioScrip	3,413	6,382
†BioTelemetry	1,100	13,464
†Brookdale Senior Living	8,520	195,619
†Capital Senior Living	2,449	49,102
Cardinal Health	3,254	249,972
†Centene	1,667	90,401
Chemed	933	124,528
Cigna	3,295	444,891
†Community Health Systems	8,447	361,278
†CorVel	1,834	59,238

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Cross Country Healthcare	2,183	$29,711
†DaVita HealthCare Partners	6,642	480,416
Ensign Group	1,809	77,118
†Envision Healthcare Holdings	4,466	164,304
†ExamWorks Group	2,733	79,913
†Express Scripts Holding	10,288	832,916
†Five Star Quality Care	2,200	6,798
†Hanger	3,074	41,929
†HCA Holdings	2,336	180,713
†Health Net	3,811	229,498
HealthSouth	2,824	108,357
†Healthways	2,838	31,559
†Henry Schein	2,386	316,670
Humana	3,461	619,519
†IPC Healthcare	1,548	120,264
Kindred Healthcare	7,592	119,574
†Laboratory Corp of America Holdings	1,941	210,540
Landauer	434	16,054
†LHC Group	1,077	48,217
†LifePoint Health	4,028	285,585
†Magellan Health	2,484	137,688
McKesson	2,505	463,500
†MEDNAX	2,875	220,771
†Molina Healthcare	3,191	219,700
National HealthCare	926	56,384
National Research Class A	927	11,068
Owens & Minor	3,857	123,193
Patterson	4,970	214,953
†PharMerica	2,072	58,990
†Premier Class A	883	30,349
†Providence Service	1,268	55,259
Quest Diagnostics	4,385	269,546
†RadNet	1,663	9,230
Select Medical Holdings	8,875	95,761
†Surgical Care Affiliates	2,736	89,440
†Team Health Holdings	2,142	115,732
†Tenet Healthcare	3,904	144,136
†Triple-S Management Class B	2,371	42,228
U.S. Physical Therapy	977	43,858
UnitedHealth Group	12,371	1,435,160
†Universal American	8,444	57,757
Universal Health Services Class B	3,302	412,123
†VCA	4,326	227,764
†WellCare Health Plans	2,177	187,614

		13,060,973

Health Care Technology–0.18%
†Allscripts Healthcare Solutions	10,690	132,556
†athenahealth	509	67,875
†Cerner	2,110	126,516
Computer Programs & Systems	531	22,371
†HealthStream	1,113	24,275

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†HMS Holdings	3,082	$27,029
†IMS Health Holdings	1,696	49,354
†MedAssets	4,801	96,308
†Merge Healthcare	6,959	49,409
†Omnicell	1,644	51,128
Quality Systems	3,652	45,577
†Veeva Systems Class A	886	20,741

		713,139

Hotels, Restaurants & Leisure–2.40%
Aramark	9,110	270,020
†Belmond	9,463	95,671
†Biglari Holdings	51	18,653
†BJ’s Restaurants	2,397	103,143
Bloomin’ Brands	11,425	207,707
Bob Evans Farms	1,708	74,042
†Bravo Brio Restaurant Group	1,400	15,778
Brinker International	1,607	84,641
†Buffalo Wild Wings	783	151,456
Carnival	5,344	265,597
†Carrols Restaurant Group	2,636	31,368
Cheesecake Factory	3,044	164,254
†Chipotle Mexican Grill	265	190,866
Choice Hotels International	1,599	76,192
Churchill Downs	1,155	154,551
†Chuy’s Holdings	1,223	34,733
ClubCorp Holdings	5,082	109,060
Cracker Barrel Old Country Store	1,175	173,054
Darden Restaurants	3,850	263,879
†Del Frisco’s Restaurant Group	884	12,279
†Denny’s	4,340	47,870
†Diamond Resorts International	3,112	72,790
DineEquity	1,752	160,588
Domino’s Pizza	1,538	165,966
Dunkin’ Brands Group	2,826	138,474
†Fiesta Restaurant Group	1,524	69,144
Hilton Worldwide Holdings	4,551	104,400
†Hyatt Hotels Class A	449	21,148
International Speedway Class A	1,377	43,678
Interval Leisure Group	3,970	72,889
Jack in the Box	1,491	114,867
†Krispy Kreme Doughnuts	3,689	53,970
†La Quinta Holdings	8,000	126,240
Las Vegas Sands	3,391	128,756
Marcus	2,445	47,286
Marriott International Class A	1,750	119,350
Marriott Vacations Worldwide	2,524	171,985
McDonald’s	8,309	818,686
†MGM Resorts International	10,485	193,448
†Norwegian Cruise Line Holdings	6,882	394,339
†Panera Bread Class A	1,100	212,751
Papa John’s International	2,719	186,197

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Papa Murphy’s Holdings	207	$3,039
†Penn National Gaming	896	15,035
†Pinnacle Entertainment	413	13,976
†Popeyes Louisiana Kitchen	1,304	73,493
†Red Robin Gourmet Burgers	1,315	99,598
Restaurant Brands International	846	30,388
Royal Caribbean Cruises	5,193	462,644
†Ruby Tuesday	5,643	35,043
Ruth’s Hospitality Group	3,039	49,353
†Scientific Games Class A	3,150	32,917
SeaWorld Entertainment	8,102	144,297
Six Flags Entertainment	2,799	128,138
Sonic	2,364	54,254
Speedway Motorsports	5,335	96,297
Starbucks	15,346	872,267
Starwood Hotels & Resorts Worldwide	2,315	153,901
Texas Roadhouse	3,791	141,025
Vail Resorts	2,399	251,127
Wendy’s	26,307	227,556
Wyndham Worldwide	1,877	134,956
Wynn Resorts	444	23,585
Yum Brands	4,422	353,539

		9,358,194

Household Durables–1.11%
Bassett Furniture Industries	722	20,108
†CalAtlantic Group	21,046	168,368
†Cavco Industries	435	29,619
†Century Communities	55	1,092
CSS Industries	543	14,303
Ethan Allen Interiors	2,322	61,324
Flexsteel Industries	419	13,094
Garmin	3,698	132,684
†GoPro	2,100	65,562
†Green Brick Partners	3,200	34,656
Harman International Industries	2,189	210,122
†Helen of Troy	4,686	418,460
Hooker Furniture	602	14,171
Horton (D.R.)	8,106	237,992
†Installed Building Products	1,159	29,300
†iRobot	1,882	54,841
KB Home	5,232	70,894
La-Z-Boy	4,997	132,720
Leggett & Platt	2,907	119,914
Lennar	300	11,880
Lennar Class A	4,171	200,750
Libbey	2,892	94,308
Lifetime Brands	785	10,974
†M/I Homes	3,043	71,754
MDC Holdings	4,441	116,265
†Meritage Homes	3,482	127,163
†Mohawk Industries	1,655	300,862

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
NACCO Industries Class A	326	$15,501
Newell Rubbermaid	2,329	92,485
†NVR	127	193,703
PulteGroup	8,715	164,452
Ryland Group	3,212	131,146
†Skullcandy	1,057	5,845
†Taylor Morrison Home Class A	1,256	23,437
†Tempur Sealy International	1,433	102,359
†Toll Brothers	4,731	161,989
†TopBuild	574	17,777
†TRI Pointe Homes	8,993	117,718
Tupperware Brands	1,627	80,520
†Universal Electronics	1,266	53,210
†WCI Communities	1,500	33,945
Whirlpool	2,372	349,301
†William Lyon Homes Class A	1,617	33,310

		4,339,878

Household Products–1.27%
†Central Garden & Pet Class A	3,958	63,763
Church & Dwight	1,639	137,512
Clorox	1,728	199,636
Colgate-Palmolive	7,851	498,224
Energizer Holdings	1,387	53,691
†HRG Group	9,280	108,854
Kimberly-Clark	3,324	362,449
Orchids Paper Products	536	13,990
Procter & Gamble	43,250	3,111,405
Spectrum Brands Holdings	3,591	328,612
WD-40	828	73,750

		4,951,886

Independent Power & Renewable Electricity Producers–0.18%
AES	7,378	72,231
†Calpine	14,118	206,123
†Dynegy	7,150	147,791
NRG Energy	8,975	133,279
NRG Yield Class A	911	10,158
NRG Yield Class C	911	10,577
Ormat Technologies	1,627	55,367
Pattern Energy Group	2,357	44,995
†Talen Energy	575	5,808

		686,329

Industrial Conglomerates–1.21%
3M	4,963	703,605
Carlisle	1,524	133,167
Danaher	5,536	471,723
General Electric	118,557	2,990,008
Raven Industries	3,180	53,901
Roper Technologies	2,505	392,533

		4,744,937

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–4.66%
ACE	3,342	$345,563
Aflac	8,922	518,636
†Alleghany	389	182,095
Allied World Assurance Holdings	4,538	173,215
Allstate	7,072	411,873
†Ambac Financial Group	3,090	44,712
American Equity Investment Life Holding	7,884	183,776
American Financial Group	4,280	294,935
American International Group	16,515	938,382
American National Insurance	1,117	109,064
AMERISAFE	1,359	67,583
AmTrust Financial Services	5,212	328,252
Aon	2,834	251,121
†Arch Capital Group	2,531	185,953
Argo Group International Holdings	2,555	144,587
Arthur J. Gallagher	4,056	167,432
Aspen Insurance Holdings	4,428	205,769
Assurant	3,422	270,372
Assured Guaranty	9,455	236,375
Axis Capital Holdings	2,199	118,130
Baldwin & Lyons	771	16,731
Berkley (W.R.)	5,895	320,511
Brown & Brown	7,825	242,340
Chubb	3,594	440,804
Cincinnati Financial	3,090	166,242
CNA Financial	1,200	41,916
CNO Financial Group	12,434	233,884
Donegal Group Class A	1,877	26,391
EMC Insurance Group	1,980	45,956
Employers Holdings	3,001	66,892
Endurance Specialty Holdings	4,389	267,861
†Enstar Group	601	90,150
Erie Indemnity Class A	2,498	207,184
Everest Re Group	1,607	278,557
FBL Financial Group Class A	2,468	151,831
Federated National Holding	1,099	26,398
Fidelity & Guaranty Life	1,767	43,362
First American Financial	8,529	333,228
FNF Group	1,654	58,667
†Genworth Financial	22,919	105,886
†Global Indemnity	541	14,158
†Greenlight Capital Re Class A	2,369	52,781
†Hallmark Financial Services	1,100	12,639
Hanover Insurance Group	2,628	204,196
Hartford Financial Services Group	12,981	594,270
HCC Insurance Holdings	4,092	317,007
HCI Group	958	37,142
Horace Mann Educators	3,738	124,176
@Infinity Property & Casualty	1,789	144,086
Kemper	4,802	169,847
Loews	8,414	304,082

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Maiden Holdings	6,662	$92,469
†Markel	432	346,404
Marsh & McLennan	5,646	294,834
†MBIA	16,823	102,284
Mercury General	2,841	143,499
MetLife	11,895	560,849
National General Holdings	4,476	86,342
National Interstate	1,729	46,130
National Western Life Insurance Class A	202	44,985
†Navigators Group	1,173	91,471
Old Republic International	13,229	206,902
OneBeacon Insurance Group Class A	858	12,046
PartnerRe	1,805	250,678
Primerica	2,611	117,678
Principal Financial Group	9,051	428,474
ProAssurance	2,591	127,140
Progressive	17,116	524,434
Prudential Financial	5,761	439,046
Reinsurance Group of America	2,792	252,927
RenaissanceRe Holdings	2,775	295,038
RLI	2,005	107,328
Safety Insurance Group	1,093	59,186
@Selective Insurance Group	5,386	167,289
StanCorp Financial Group	3,101	354,134
State Auto Financial	3,962	90,373
Stewart Information Services	2,476	101,293
Symetra Financial	10,260	324,626
Torchmark	4,875	274,950
Travelers	8,357	831,772
United Fire Group	2,582	90,499
Universal Insurance Holdings	3,173	93,730
Unum Group	4,771	153,054
Validus Holdings	4,124	185,869
White Mountains Insurance Group	198	147,965
Willis Group Holdings	5,279	216,281
XL Group	5,991	217,593

		18,196,572

Internet & Catalog Retail–1.06%
†1-800-Flowers.com Class A	2,100	19,110
†Amazon.com	4,169	2,134,069
†Blue Nile	451	15,127
Expedia	1,342	157,927
†FTD	2,773	82,635
†Groupon	12,710	41,435
HSN	2,194	125,585
†Liberty Interactive Class A	10,557	276,910
†Liberty TripAdvisor Holdings Class A	3,944	87,438
†Liberty Ventures Class A	501	20,215
†Netflix	3,696	381,649
Nutrisystem	2,714	71,975

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
PetMed Express	962	$15,488
†Priceline Group	442	546,692
†Shutterfly	2,285	81,689
†TripAdvisor	1,366	86,085

		4,144,029

Internet Software & Services–1.76%
†Actua	4,046	47,581
†Akamai Technologies	1,525	105,317
†Angie’s List	1,639	8,261
†Bankrate	2,829	29,280
†Blucora	3,719	51,211
Cimpress	1,464	111,425
†Constant Contact	1,155	27,997
†CoStar Group	535	92,587
†Dealertrack Technologies	2,670	168,637
†DHI Group	4,855	35,490
EarthLink Holdings	12,528	97,468
†eBay	10,854	265,272
†Envestnet	932	27,932
†Everyday Health	492	4,497
†Facebook Class A	11,100	997,890
†Google Class A	2,578	1,645,718
†Google Class C	2,593	1,577,633
†GrubHub	2,251	54,789
†GTT Communications	1,155	26,865
InterActiveCorp	3,144	205,209
†Internap	7,806	47,851
†Intralinks Holdings	2,547	21,115
@j2 Global	2,554	180,951
†Limelight Networks	3,333	6,366
†LinkedIn Class A	207	39,357
†Liquidity Services	1,758	12,992
†Monster Worldwide	12,324	79,120
NIC	3,616	64,039
†Pandora Media	3,036	64,788
†Rackspace Hosting	5,023	123,968
Reis	689	15,606
†RetailMeNot	574	4,730
†Shutterstock	570	17,237
†Stamps.com	1,287	95,251
†Twitter	738	19,882
†United Online	821	8,210
†VeriSign	973	68,655
†Web.com Group	3,502	73,822
†WebMD Health	1,073	42,748
†XO Group	950	13,424
†Yahoo	8,984	259,727
†Yelp	544	11,783
†Zillow Group	432	12,411
†Zillow Group Class C	864	23,328

		6,888,420

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–2.96%
Accenture Class A	5,205	$511,443
†Acxiom	4,341	85,778
†Alliance Data Systems	887	229,715
Amdocs	3,459	196,748
Automatic Data Processing	3,449	277,162
†Blackhawk Network Holdings Class A	3,441	145,864
Booz Allen Hamilton Holding	4,441	116,399
Broadridge Financial Solutions	3,231	178,836
†CACI International Class A	2,196	162,438
†Cardtronics	3,839	125,535
Cass Information Systems	511	25,105
†Ciber	3,950	12,561
†Cognizant Technology Solutions Class A	5,550	347,485
Computer Sciences	5,233	321,202
Convergys	9,032	208,730
†CoreLogic	4,915	182,985
CSG Systems International	3,526	108,601
†Datalink	1,298	7,749
DST Systems	2,441	256,647
†EPAM Systems	1,891	140,917
†Euronet Worldwide	2,043	151,366
†Everi Holdings	5,686	29,169
†ExlService Holdings	1,508	55,690
Fidelity National Information Services	6,312	423,409
†Fiserv	3,166	274,207
†FleetCor Technologies	1,705	234,642
Forrester Research	1,097	34,490
†Gartner	1,062	89,134
†Genpact	10,868	256,593
Global Payments	1,369	157,065
Hackett Group	1,740	23,925
Heartland Payment Systems	2,620	165,086
International Business Machines	8,067	1,169,473
Jack Henry & Associates	2,146	149,383
Leidos Holdings	3,618	149,460
†Lionbridge Technologies	4,145	20,476
ManTech International Class A	2,177	55,949
MasterCard Class A	8,273	745,563
MAXIMUS	2,795	166,470
†MoneyGram International	2,316	18,574
Paychex	4,996	237,959
†PayPal Holdings	10,080	312,883
†Perficient	2,253	34,764
†PFSweb	867	12,329
Sabre	2,707	73,576
Science Applications International	3,234	130,039
†Sykes Enterprises	3,521	89,785
†Syntel	3,829	173,492
TeleTech Holdings	3,092	82,835
†Teradata	7,583	219,604
Total System Services	3,304	150,101

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Unisys	3,025	$35,998
†Vantiv Class A	2,688	120,745
†VeriFone Systems	5,865	162,636
†Virtusa	1,346	69,063
Visa Class A	15,194	1,058,414
Western Union	7,561	138,820
†WEX	1,869	162,304
Xerox	30,536	297,115

		11,574,486

Leisure Products–0.23%
Arctic Cat	1,161	25,751
Brunswick	3,948	189,070
Callaway Golf	5,322	44,439
Hasbro	1,402	101,140
Johnson Outdoors Class A	435	9,179
Mattel	8,485	178,694
†Nautilus	2,866	42,990
Polaris Industries	948	113,637
Sturm Ruger	1,281	75,182
†Vista Outdoor	3,007	133,601

		913,683

Life Sciences Tools & Services–0.64%
†Affymetrix	3,515	30,018
Agilent Technologies	7,794	267,568
†Albany Molecular Research	2,628	45,780
†Bio-Rad Laboratories Class A	1,242	166,813
Bio-Techne	1,196	110,582
†Bruker	4,669	76,712
†Cambrex	2,900	115,072
†Charles River Laboratories International	1,714	108,873
†Illumina	748	131,513
†Luminex	1,878	31,757
†Mettler-Toledo International	352	100,228
†PAREXEL International	2,684	166,193
PerkinElmer	4,816	221,343
†Quintiles Transnational Holdings	1,139	79,240
Thermo Fisher Scientific	6,189	756,791
†Waters	691	81,683

		2,490,166

Machinery–3.00%
†Accuride	1,705	4,723
Actuant Class A	4,328	79,592
AGCO	5,881	274,231
Alamo Group	901	42,122
Albany International	2,761	78,992
Allison Transmission Holdings	11,528	307,682
Altra Industrial Motion	2,706	62,563
American Railcar Industries	2,038	73,694
Astec Industries	2,074	69,500

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Barnes Group	4,268	$153,861
†Blount International	4,486	24,987
Briggs & Stratton	4,091	78,997
Caterpillar	14,475	946,086
†Chart Industries	1,938	37,229
CIRCOR International	1,169	46,900
CLARCOR	3,276	156,200
†Colfax	6,481	193,847
Columbus McKinnon	2,047	37,174
†Commercial Vehicle Group	2,148	8,656
Crane	3,079	143,512
Cummins	2,309	250,711
Deere	4,862	359,788
Donaldson	4,970	139,558
Douglas Dynamics	1,816	36,066
Dover	5,822	332,902
EnPro Industries	1,537	60,204
ESCO Technologies	2,089	74,995
Federal Signal	5,684	77,928
Flowserve	4,215	173,405
Foster (L.B.) Class A	762	9,357
Global Brass & Copper Holdings	881	18,069
Gorman-Rupp	1,846	44,249
Graco	2,672	179,104
Greenbrier	2,932	94,147
Harsco	6,444	58,447
Hillenbrand	4,420	114,964
Hurco Companies	300	7,872
Hyster-Yale Materials Handling	1,243	71,883
IDEX	3,930	280,209
Illinois Tool Works	3,648	300,267
Ingersoll-Rand	7,810	396,514
ITT	5,378	179,787
John Bean Technologies	2,256	86,292
Joy Global	4,273	63,796
Kadant	871	33,978
Kennametal	4,778	118,924
Lincoln Electric Holdings	4,589	240,601
Lindsay	892	60,469
†Lydall	2,058	58,632
Manitowoc	5,020	75,300
†Meritor	5,917	62,898
†Middleby	1,666	175,247
Miller Industries	637	12,447
Mueller Industries	3,376	99,862
Mueller Water Products Class A	20,368	156,019
NN	1,515	28,027
Nordson	2,330	146,650
Omega Flex	460	15,364
Oshkosh	5,303	192,658
PACCAR	8,978	468,382
Parker-Hannifin	5,410	526,393

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Pentair	5,426	$276,943
†Proto Labs	947	63,449
†RBC Bearings	1,555	92,880
†Rexnord	7,652	129,931
Snap-on	1,586	239,391
SPX	1,543	18,393
†SPX FLOW	1,543	53,125
Standex International	693	52,218
Stanley Black & Decker	4,721	457,843
Sun Hydraulics	1,970	54,116
Tennant	1,473	82,753
Terex	6,371	114,296
Timken	4,842	133,107
Titan International	4,811	31,801
Toro	1,690	119,213
†TriMas	3,783	61,852
Trinity Industries	10,843	245,811
Valmont Industries	587	55,700
†Wabash National	7,632	80,823
†WABCO Holdings	640	67,091
Wabtec	808	71,144
Watts Water Technologies Class A	1,669	88,157
Woodward	3,701	150,631
Xylem	8,843	290,493

		11,734,074

Marine–0.11%
†Kirby	3,632	225,002
Matson	5,123	197,184

		422,186

Media–3.42%
AMC Entertainment Holdings	1,547	38,969
†AMC Networks Class A	1,533	112,170
†Cable One	198	83,045
Cablevision Systems Class A	4,630	150,336
†Carmike Cinemas	1,735	34,856
CBS Class B	5,820	232,218
†Charter Communications Class A	982	172,685
Cinemark Holdings	7,540	244,975
Comcast Class A	56,424	3,209,397
Comcast Class A Special	9,925	568,107
†Crown Media Holdings Class A	8,355	44,699
†Discovery Communications Class A	5,471	142,410
†Discovery Communications Class C	8,590	208,651
†DISH Network Class A	1,761	102,737
Disney (Walt)	16,723	1,709,091
†DreamWorks Animation SKG Class A	769	13,419
†Entercom Communications Class A	1,617	16,429
Entravision Communications Class A	6,634	44,050
EW Scripps Class A	8,583	151,662
Gannett	3,315	48,830

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Gray Television	8,666	$110,578
Interpublic Group	5,178	99,055
John Wiley & Sons Class A	2,913	145,737
Journal Media Group	1,300	9,750
†Liberty Broadband Class A	1,271	65,380
†Liberty Broadband Class C	3,381	173,006
†Liberty Media	2,635	94,122
†Liberty Media Class C	4,928	169,819
Lions Gate Entertainment	2,433	89,534
†Live Nation Entertainment	10,558	253,814
†Madison Square Garden Class A	3,758	271,102
†Media General	5,975	83,590
Meredith	2,878	122,545
Morningstar	1,317	105,702
National CineMedia	4,680	62,806
New York Times Class A	6,389	75,454
News Class A	7,671	96,808
News Class B	4,137	53,036
Nexstar Broadcasting Group Class A	2,223	105,259
Omnicom Group	3,351	220,831
†Radio One Class D	4,509	9,604
†Reading International Class A	662	8,388
Regal Entertainment Group Class A	3,057	57,135
Saga Communications Class A	635	21,342
Scholastic	2,829	110,218
Scripps Networks Interactive Class A	863	42,451
Sinclair Broadcast Group Class A	3,342	84,619
†Sirius XM Holdings	14,918	55,793
†Starz	2,590	96,711
TEGNA	6,631	148,468
Time	4,867	92,716
Time Warner	15,610	1,073,188
Time Warner Cable	6,079	1,090,390
Twenty-First Century Fox Class A	16,741	451,672
Twenty-First Century Fox Class B	4,371	118,323
Viacom Class B	3,545	152,967

		13,350,649

Metals & Mining–0.75%
Alcoa	43,639	421,553
Allegheny Technologies	5,267	74,686
Carpenter Technology	2,638	78,533
†Century Aluminum	8,096	37,242
†Coeur Mining	2,410	6,796
Commercial Metals	10,520	142,546
Compass Minerals International	2,827	221,552
Freeport-McMoRan	13,958	135,253
Globe Specialty Metals	4,379	53,117
Haynes International	740	28,002
Hecla Mining	24,541	48,346
†Horsehead Holding	3,197	9,719
Kaiser Aluminum	2,567	206,002

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Materion	1,627	$48,843
Newmont Mining	15,963	256,525
Nucor	8,269	310,501
Reliance Steel & Aluminum	4,052	218,849
Royal Gold	2,952	138,685
Schnitzer Steel Industries	1,849	25,035
Southern Copper	1,912	51,089
Steel Dynamics	11,207	192,536
†Stillwater Mining	6,473	66,866
SunCoke Energy	5,875	45,707
TimkenSteel	1,111	11,243
United States Steel	3,156	32,886
Worthington Industries	2,328	61,645

		2,923,757

Multiline Retail–0.68%
Big Lots	4,398	210,752
†Burlington Stores	2,273	116,014
Dillard’s Class A	2,631	229,923
Dollar General	3,768	272,954
†Dollar Tree	3,033	202,180
Fred’s Class A	3,585	42,482
†J.C. Penney	2,361	21,934
Kohl’s	7,600	351,956
Macy’s	4,309	221,138
Nordstrom	2,505	179,634
†Sears Holdings	1,503	33,968
Target	9,942	782,038

		2,664,973

Multi-Utilities–0.64%
Alliant Energy	1,246	72,879
Ameren	2,528	106,859
Avista	2,424	80,598
Black Hills	2,147	88,757
CenterPoint Energy	3,594	64,836
CMS Energy	2,914	102,922
Consolidated Edison	3,197	213,719
Dominion Resources	4,380	308,264
DTE Energy	1,930	155,114
MDU Resources Group	5,276	90,747
NiSource	8,475	157,211
NorthWestern	2,170	116,811
PG&E	3,418	180,470
Public Service Enterprise Group	3,528	148,740
SCANA	1,219	68,581
Sempra Energy	1,669	161,426
TECO Energy	6,472	169,955
Vectren	2,000	84,020
WEC Energy Group	2,376	124,075

		2,495,984

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–6.44%
Alon USA Energy	6,343	$114,618
Anadarko Petroleum	8,699	525,333
†Antero Resources	1,641	34,724
Apache	7,363	288,335
†Bill Barrett	1,360	4,488
†Bonanza Creek Energy	2,878	11,713
Cabot Oil & Gas	9,055	197,942
California Resources	16,662	43,321
†Callon Petroleum	5,994	43,696
†Carrizo Oil & Gas	3,275	100,019
†Cheniere Energy	2,378	114,857
Chesapeake Energy	16,538	121,224
Chevron	31,394	2,476,359
Cimarex Energy	3,004	307,850
†Clayton Williams Energy	850	32,989
†Clean Energy Fuels	3,382	15,219
†Cloud Peak Energy	4,877	12,826
†Cobalt International Energy	17,336	122,739
Columbia Pipeline Group	2,707	49,511
Comstock Resources	3,307	6,316
†Concho Resources	1,873	184,116
ConocoPhillips	25,822	1,238,423
CONSOL Energy	3,823	37,465
†Contango Oil & Gas	934	7,098
†Continental Resources	5,505	159,480
CVR Energy	2,950	121,097
Delek U.S. Holdings	5,211	144,345
Denbury Resources	6,137	14,974
Devon Energy	7,112	263,784
DHT Holdings	4,056	30,096
†Diamondback Energy	3,642	235,273
Energen	2,414	120,362
EnLink Midstream	5,547	101,399
EOG Resources	12,721	926,089
†EP Energy Class A	5,898	30,375
EQT	1,767	114,449
Exxon Mobil	91,378	6,793,954
GasLog	4,669	44,916
Green Plains	3,450	67,137
†Gulfport Energy	6,043	179,356
Hess	5,719	286,293
HollyFrontier	6,231	304,322
Kinder Morgan	29,061	804,408
Kosmos Energy	13,122	73,221
†Laredo Petroleum	6,637	62,587
Marathon Oil	20,795	320,243
Marathon Petroleum	17,068	790,760
†Matador Resources	4,522	93,786
†Memorial Resource Development	1,567	27,548
Murphy Oil	5,951	144,014
†Newfield Exploration	8,697	286,131
Noble Energy	12,654	381,898

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Northern Oil and Gas	4,937	$21,822
†Oasis Petroleum	1,204	10,451
Occidental Petroleum	9,375	620,156
ONEOK	3,218	103,620
Panhandle Oil and Gas Class A	380	6,141
†Par Petroleum	1,212	25,246
†Parsley Energy Class A	2,409	36,304
PBF Energy	7,957	224,626
†PDC Energy	2,731	144,770
†Peabody Energy	3,607	4,978
†Penn Virginia	7,196	3,814
Phillips 66	8,915	685,029
Pioneer Natural Resources	2,173	264,324
QEP Resources	7,842	98,260
Range Resources	4,995	160,439
†Renewable Energy Group	3,995	33,079
†REX American Resources	718	36,345
†Rice Energy	8,027	129,716
†Ring Energy	1,091	10,768
†RSP Permian	4,085	82,721
Scorpio Tankers	14,367	131,745
SemGroup Class A	2,030	87,777
Ship Finance International	3,968	64,480
SM Energy	4,707	150,812
†Southwestern Energy	12,856	163,143
Spectra Energy	4,140	108,758
†Stone Energy	4,400	21,824
†Synergy Resources	7,105	69,629
Targa Resources	3,913	201,598
Teekay	5,289	156,766
Tesoro	5,637	548,142
†Triangle Petroleum	5,378	7,637
Valero Energy	13,474	809,787
W&T Offshore	4,202	12,606
Western Refining	7,601	335,356
†Whiting Petroleum	9,496	145,004
Williams	7,087	261,156
World Fuel Services	3,107	111,231
†WPX Energy	9,227	61,083

		25,164,621

Paper & Forest Products–0.34%
†Boise Cascade	3,696	93,213
†Clearwater Paper	1,964	92,779
Deltic Timber	400	23,924
Domtar	3,958	141,499
Glatfelter (P.H.)	3,926	67,606
International Paper	10,548	398,609
KapStone Paper & Packaging	5,766	95,197
†Louisiana-Pacific	9,706	138,213
Mercer International	5,628	56,449
Neenah Paper	1,284	74,832

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
†Resolute Forest Products	4,585	$38,101
Schweitzer-Mauduit International	2,088	71,785
Wausau Paper	3,849	24,634

		1,316,841

Personal Products–0.25%
Avon Products	7,706	25,045
Coty Class A	1,225	33,149
Edgewell Personal Care	1,736	141,658
Estee Lauder Class A	2,513	202,749
†Herbalife	2,533	138,049
Inter Parfums	2,893	71,775
†Medifast	1,095	29,412
Nu Skin Enterprises Class A	3,550	146,544
†Nutraceutical International	800	18,888
†Revlon Class A	2,772	81,635
†USANA Health Sciences	754	101,059

		989,963

Pharmaceuticals–3.39%
†Akorn	2,662	75,880
†Allergan	4,836	1,314,473
†Assembly Biosciences	746	7,132
Bristol-Myers Squibb	8,361	494,971
†Catalent	2,742	66,631
†Depomed	4,076	76,833
†Endo International	3,154	218,509
†Horizon Pharma	3,148	62,393
†Impax Laboratories	2,944	103,658
†Jazz Pharmaceuticals	468	62,155
Johnson & Johnson	37,188	3,471,500
†Lannett	2,778	115,343
Lilly (Eli)	7,679	642,656
†Lipocine	800	9,464
†Mallinckrodt	2,453	156,845
†Medicines	4,166	158,141
Merck	37,022	1,828,517
†Mylan	4,477	180,244
†Nektar Therapeutics	5,500	60,280
Perrigo	1,247	196,116
Pfizer	104,848	3,293,276
Phibro Animal Health Class A	700	22,141
†Prestige Brands Holdings	4,158	187,775
†Sagent Pharmaceuticals	1,088	16,679
†SciClone Pharmaceuticals	2,470	17,142
†Sucampo Pharmaceuticals Class A	1,472	29,249
†Supernus Pharmaceuticals	1,662	23,318
Taro Pharmaceutical Industries	1,018	145,462
Zoetis	4,620	190,252

		13,227,035

Professional Services–0.76%
†Advisory Board	1,553	70,724

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†CBIZ	4,479	$43,984
CDI	963	8,234
CEB	1,513	103,398
†CRA International	465	10,035
Dun & Bradstreet	953	100,065
Equifax	1,551	150,726
Exponent	1,614	71,920
†Franklin Covey	769	12,350
†FTI Consulting	3,605	149,644
†GP Strategies	1,964	44,818
Heidrick & Struggles International	1,349	26,238
†Huron Consulting Group	2,097	131,125
†ICF International	2,123	64,518
†IHS Class A	1,494	173,304
Insperity	2,129	93,527
Kelly Services Class A	2,621	37,061
Kforce	2,963	77,868
Korn/Ferry International	4,010	132,611
ManpowerGroup	2,308	189,002
†Mistras Group	768	9,869
†Navigant Consulting	4,818	76,654
Nielsen Holdings	9,807	436,117
†On Assignment	3,116	114,980
Resources Connection	2,562	38,609
Robert Half International	2,138	109,380
†RPX	3,715	50,970
Towers Watson Class A	1,308	153,533
†TriNet Group	2,353	39,530
†TrueBlue	3,585	80,555
†Verisk Analytics Class A	2,236	165,263
†Volt Information Sciences	1,104	10,046
VSE	95	3,807

		2,980,465

Real Estate Management & Development–0.30%
Alexander & Baldwin	3,494	119,949
†Altisource Portfolio Solutions	551	13,136
†CBRE Group Class A	3,750	120,000
Consolidated-Tomoka Land	242	12,052
†Forestar Group	2,419	31,810
†FRP Holdings	425	12,809
†Howard Hughes	2,002	229,709
Jones Lang LaSalle	1,385	199,121
Kennedy-Wilson Holdings	4,800	106,416
†Marcus & Millichap	1,782	81,954
RE/MAX Holdings	283	10,182
†Realogy Holdings	5,640	212,233
†Tejon Ranch	1,657	36,139

		1,185,510

Road & Rail–1.59%
AMERCO	2,124	835,730

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
ArcBest	2,362	$60,869
†Avis Budget Group	6,686	292,044
Celadon Group	2,988	47,868
Con-way	5,329	252,861
†Covenant Transportation Group Class A	1,838	33,029
CSX	26,586	715,163
†Genesee & Wyoming	2,313	136,652
Heartland Express	5,243	104,545
†Hertz Global Holdings	5,696	95,294
Hunt (J.B.) Transport Services	1,685	120,309
Kansas City Southern	3,272	297,359
Knight Transportation	5,822	139,728
Landstar System	2,300	145,981
Marten Transport	3,640	58,859
Norfolk Southern	6,131	468,408
†Old Dominion Freight Line	4,985	304,085
†P.A.M. Transportation Services	1,138	37,611
†Roadrunner Transportation Systems	3,360	61,824
Ryder System	4,568	338,215
†Saia	2,566	79,418
†Swift Transportation	6,541	98,246
Union Pacific	14,638	1,294,146
Universal Truckload Services	685	10,665
†USA Truck	643	11,079
Werner Enterprises	5,762	144,626
†YRC Worldwide	1,800	23,868

		6,208,482

Semiconductors & Semiconductor Equipment–3.06%
†Advanced Energy Industries	2,782	73,167
†Alpha & Omega Semiconductor	504	3,926
Altera	1,652	82,732
†Amkor Technology	12,789	57,423
Analog Devices	4,182	235,907
Applied Materials	11,036	162,119
Atmel	10,551	85,147
Avago Technologies	2,612	326,526
†Axcelis Technologies	3,138	8,378
Broadcom Class A	3,236	166,427
Brooks Automation	6,465	75,705
†Cabot Microelectronics	1,658	64,231
†Cascade Microtech	700	9,898
†Cavium	762	46,764
†CEVA	1,455	27,019
†Cirrus Logic	5,919	186,508
Cohu	1,543	15,214
†Cree	4,804	116,401
†Cypress Semiconductor	10,023	85,396
†Diodes	3,810	81,420
†DSP Group	1,135	10,340
†Entegris	8,845	116,666

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Exar	4,832	$28,750
†Fairchild Semiconductor International	7,948	111,590
†First Solar	4,848	207,252
†FormFactor	4,320	29,290
†Integrated Device Technology	9,034	183,390
Integrated Silicon Solution	4,362	93,739
Intel	122,276	3,685,399
Intersil Class A	8,902	104,153
IXYS	2,441	27,242
KLA-Tencor	2,498	124,900
†Kulicke & Soffa Industries	6,979	64,067
Lam Research	3,724	243,289
†Lattice Semiconductor	10,138	39,031
Linear Technology	3,472	140,095
†M/A-COM Technology Solutions Holdings	2,514	72,881
Marvell Technology Group	10,780	97,559
Maxim Integrated Products	6,113	204,174
†MaxLinear Class A	265	3,297
Microchip Technology	6,038	260,177
†Micron Technology	22,602	338,578
†Microsemi	5,381	176,604
MKS Instruments	3,033	101,696
†Nanometrics	1,837	22,301
†NeoPhotonics	1,612	10,978
NVE	106	5,145
NVIDIA	12,691	312,833
†OmniVision Technologies	8,939	234,738
†ON Semiconductor	26,170	245,998
†PDF Solutions	1,992	19,920
Pericom Semiconductor	2,082	37,997
†Photronics	6,599	59,787
†PMC - Sierra	12,686	85,884
Power Integrations	1,145	48,285
†Qorvo	7,747	349,002
†Rambus	7,914	93,385
†Rudolph Technologies	4,095	50,983
†Semtech	2,224	33,582
†Sigma Designs	1,840	12,678
†Silicon Laboratories	1,541	64,013
Skyworks Solutions	2,926	246,398
†SunEdison	1,145	8,221
†SunPower	5,756	115,350
†Synaptics	2,158	177,949
Teradyne	9,318	167,817
Tessera Technologies	3,913	126,820
Texas Instruments	12,340	611,077
†Ultratech	2,226	35,661
†Veeco Instruments	2,701	55,398
†Xcerra	3,827	24,034

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx	7,515	$318,636

		11,949,337

Software–3.05%
†ACI Worldwide	5,743	121,292
Activision Blizzard	20,398	630,094
†Adobe Systems	1,860	152,929
†ANSYS	2,187	192,762
†Aspen Technology	2,364	89,619
†Autodesk	1,245	54,954
†AVG Technologies	3,466	75,386
†Barracuda Networks	1,654	25,769
Blackbaud	1,742	97,761
†BroadSoft	709	21,242
CA	13,303	363,172
†Cadence Design Systems	6,558	135,619
CDK Global	1,113	53,179
†Citrix Systems	1,338	92,697
†CommVault Systems	1,100	37,356
Ebix	1,940	48,422
†Electronic Arts	3,886	263,277
†Ellie Mae	1,241	82,613
†EnerNOC	2,209	17,451
Epiq Systems	1,906	24,626
†ePlus	672	53,135
FactSet Research Systems	703	112,346
Fair Isaac	1,232	104,104
†FireEye	1,388	44,166
†Fortinet	1,108	47,068
†Glu Mobile	4,125	18,026
†Guidewire Software	1,008	53,001
Intuit	2,493	221,254
†Manhattan Associates	4,282	266,769
Mentor Graphics	6,978	171,868
Microsoft	93,528	4,139,549
†MicroStrategy	500	98,235
Monotype Imaging Holdings	3,099	67,620
†NetSuite	230	19,297
†Nuance Communications	15,197	248,775
Oracle	34,760	1,255,531
†Paycom Software	1,244	44,672
Pegasystems	3,314	81,558
†Progress Software	3,319	85,730
†PTC	3,399	107,884
QAD Class A	624	15,974
†Qlik Technologies	763	27,811
†Red Hat	1,685	121,118
†Rovi	8,037	84,308
†salesforce.com	1,823	126,571
†ServiceNow	444	30,836
†SolarWinds	1,593	62,509
Solera Holdings	2,124	114,696

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Splunk	369	$20,424
SS&C Technologies Holdings	3,254	227,910
Symantec	20,212	393,528
†Synchronoss Technologies	2,028	66,518
†Synopsys	2,327	107,461
†Tableau Software Class A	208	16,594
†Take-Two Interactive Software	4,809	138,163
†Tangoe	146	1,051
†Telenav	2,040	15,932
†TiVo	5,672	49,120
†Tyler Technologies	918	137,067
†Ultimate Software Group	497	88,968
†VASCO Data Security International	611	10,411
†Verint Systems	1,692	73,010
†VMware Class A	307	24,189
†Workday Class A	310	21,347
†Zynga Class A	43,663	99,552

		11,895,876

Specialty Retail–3.26%
Aaron’s	6,471	233,668
Abercrombie & Fitch	6,014	127,437
Advance Auto Parts	929	176,073
American Eagle Outfitters	10,108	157,988
†America’s Car-Mart	623	20,615
†Asbury Automotive Group	2,180	176,907
†Ascena Retail Group	10,747	149,491
†AutoNation	4,192	243,891
†AutoZone	252	182,405
Barnes & Noble	5,811	70,371
†Barnes & Noble Education	3,672	46,671
†Bed Bath & Beyond	5,700	325,014
Best Buy	13,057	484,676
Big 5 Sporting Goods	952	9,882
Buckle	1,237	45,732
†Build-A-Bear Workshop	1,066	20,137
†Cabela’s	4,648	211,949
Caleres	3,991	121,845
†CarMax	5,579	330,946
Cato Class A	2,234	76,023
Chico’s FAS	9,378	147,516
Children’s Place	2,359	136,044
Citi Trends	1,221	28,547
†Conn’s	3,156	75,870
CST Brands	6,628	223,098
†Destination XL Group	2,180	12,666
Dick’s Sporting Goods	5,694	282,479
DSW Class A	4,659	117,919
†Express	5,795	103,557
Finish Line Class A	4,186	80,790
†Five Below	2,362	79,316
Foot Locker	5,040	362,729

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Francesca’s Holdings	2,660	$32,532
GameStop Class A	7,891	325,188
Gap	5,548	158,118
†Genesco	1,601	91,369
GNC Holdings	5,914	239,044
Group 1 Automotive	1,931	164,425
Guess	5,646	120,599
Haverty Furniture	1,870	43,908
†Hibbett Sports	1,445	50,589
Home Depot	11,092	1,281,015
Kirkland’s	1,522	32,784
L Brands	1,942	175,032
Lithia Motors Class A	1,873	202,490
Lowe’s	8,733	601,878
†MarineMax	1,717	24,261
Men’s Wearhouse	3,530	150,096
†Michaels	764	17,648
Monro Muffler Brake	1,612	108,891
†Murphy USA	4,263	234,252
†Office Depot	29,000	186,180
†O’Reilly Automotive	1,041	260,250
Outerwall	714	40,648
Penske Automotive Group	7,643	370,227
†Pep Boys-Manny Moe & Jack	4,889	59,597
Pier 1 Imports	4,414	30,457
Rent-A-Center	4,820	116,885
†Restoration Hardware Holdings	1,226	114,398
Ross Stores	4,232	205,125
†Sally Beauty Holdings	3,951	93,836
†Select Comfort	3,859	84,435
Shoe Carnival	3,379	80,420
Signet Jewelers	2,416	328,890
Sonic Automotive Class A	3,777	77,126
†Sportsman’s Warehouse Holdings	1,747	21,523
Stage Stores	2,878	28,320
Staples	9,723	114,051
Stein Mart	2,840	27,491
†Systemax	1,538	11,520
Tiffany	4,442	343,011
TJX	6,177	441,161
Tractor Supply	1,809	152,535
†Ulta Salon Cosmetics & Fragrance	671	109,608
†Urban Outfitters	7,951	233,600
†Vitamin Shoppe	2,465	80,458
†West Marine	1,342	11,783
Williams-Sonoma	1,572	120,022
Winmark	403	41,477
†Zumiez	2,545	39,778

		12,741,183

Technology Hardware, Storage & Peripherals–2.81%
Apple	62,965	6,945,039

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Avid Technology	3,887	$30,941
Diebold	4,466	132,953
†Dot Hill Systems	5,966	58,049
†Electronics For Imaging	3,107	134,471
EMC	40,541	979,471
Hewlett-Packard	48,221	1,234,940
†Imation	2,989	6,367
Lexmark International Class A	5,845	169,388
†NCR	9,142	207,981
NetApp	7,818	231,413
†QLogic	5,955	61,039
SanDisk	2,380	129,305
Seagate Technology	4,482	200,794
†Super Micro Computer	3,583	97,673
Western Digital	4,548	361,293

		10,981,117

Textiles, Apparel & Luxury Goods–1.06%
Carter’s	2,576	233,489
Coach	7,860	227,390
Columbia Sportswear	2,552	150,032
†Crocs	5,740	74,189
Culp	857	27,484
†Deckers Outdoor	1,734	100,676
†Fossil Group	3,117	174,178
†G-III Apparel Group	2,100	129,486
Hanesbrands	5,334	154,366
†Iconix Brand Group	4,351	58,826
†Kate Spade	2,667	50,966
†lululemon athletica	1,381	69,948
†Madden (Steven)	4,201	153,841
†Michael Kors Holdings	2,604	109,993
Movado Group	1,588	41,018
NIKE Class B	4,914	604,275
Oxford Industries	1,402	103,580
†Perry Ellis International	1,517	33,313
PVH	1,880	191,647
Ralph Lauren	1,656	195,673
†Skechers U.S.A. Class A	4,926	660,478
†Tumi Holdings	3,235	57,001
†Under Armour Class A	1,499	145,073
†Unifi	2,129	63,465
VF	2,794	190,579
Wolverine World Wide	6,171	133,540

		4,134,506

Thrifts & Mortgage Finance–0.55%
Astoria Financial	7,927	127,625
Bank Mutual	3,078	23,639
BankFinancial	1,093	13,586
†Beneficial Bancorp	4,148	55,002
†BofI Holding	1,363	175,595

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Brookline Bancorp	6,566	$66,579
Capitol Federal Financial	11,236	136,180
Clifton Bancorp	1,283	17,808
Dime Community Bancshares	2,814	47,557
EverBank Financial	7,313	141,141
Federal Agricultural Mortgage Class C	554	14,365
First Defiance Financial	445	16,269
†Flagstar Bancorp	2,390	49,138
†HomeStreet	1,301	30,053
Hudson City Bancorp	2,645	26,900
Kearny Financial	1,184	13,580
Meridian Bancorp	1,929	26,369
Meta Financial Group	500	20,885
†MGIC Investment	3,265	30,234
New York Community Bancorp	9,517	171,877
†NMI Holdings Class A	3,062	23,271
Northfield Bancorp	3,669	55,805
Northwest Bancshares	8,607	111,891
OceanFirst Financial	576	9,919
Oritani Financial	4,301	67,182
†PennyMac Financial Services Class A	471	7,536
Provident Financial Services	5,503	107,309
Radian Group	2,073	32,981
TFS Financial	7,910	136,447
TrustCo Bank	8,844	51,649
United Community Financial	2,433	12,165
United Financial Bancorp	2,907	37,936
†Walker & Dunlop	1,799	46,918
Washington Federal	7,762	176,586
Waterstone Financial	984	13,264
WSFS Financial	1,365	39,326

		2,134,567

Tobacco–0.59%
†Alliance One International	554	11,291
Altria Group	16,312	887,373
Philip Morris International	10,522	834,710
Reynolds American	8,150	360,801
Universal	2,056	101,916
Vector Group	4,753	107,473

		2,303,564

Trading Companies & Distributors–0.53%
Air Lease	6,795	210,101
Applied Industrial Technologies	2,478	94,536
†Beacon Roofing Supply	3,118	101,304
†CAI International	1,223	12,328
†DXP Enterprises	500	13,640
Fastenal	3,499	128,098
GATX	3,991	176,203
Grainger (W.W.)	865	185,984
H&E Equipment Services	2,845	47,568

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†HD Supply Holdings	2,184	$62,506
Kaman	2,612	93,640
†MRC Global	5,085	56,698
MSC Industrial Direct	3,300	201,399
†Rush Enterprises Class A	2,741	66,332
†Rush Enterprises Class B	1,223	28,508
†Stock Building Supply Holdings	1,016	17,892
†TAL International Group	3,138	42,896
Textainer Group Holdings	1,155	19,046
†United Rentals	3,788	227,469
†Veritiv	467	17,391
Watsco	1,109	131,394
†WESCO International	2,662	123,703
†Willis Lease Finance	616	10,016

		2,068,652

Transportation Infrastructure–0.02%
†Wesco Aircraft Holdings	5,108	62,318

		62,318

Water Utilities–0.12%
American States Water	2,302	95,303
American Water Works	1,904	104,872
Aqua America	4,882	129,227
California Water Service Group	2,902	64,192
Connecticut Water Service	380	13,878
Middlesex Water	900	21,456
SJW	1,496	46,002

		474,930

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.21%
†Boingo Wireless	459	$3,801
†SBA Communications Class A	1,282	134,277
Shenandoah Telecommunications	2,908	124,491
Spok Holdings	803	13,217
†Sprint	23,025	88,416
Telephone & Data Systems	6,226	155,401
†T-Mobile US	5,965	237,467
†United States Cellular	1,263	44,748

		801,818

Total Common Stock (Cost $428,770,477)		387,112,242

MONEY MARKET FUND–0.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,409,959	3,409,959

Total Money Market Fund (Cost $3,409,959)		3,409,959

TOTAL VALUE OF SECURITIES–100.02% (Cost $432,180,436)	390,522,201
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(65,225)

NET ASSETS APPLICABLE TO 42,926,408 SHARES OUTSTANDING–100.00%	$390,456,976

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $574,983, which represents 0.15% of the Fund’s net assets.

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$387,112,242
Money Market Fund	3,409,959

Total	$390,522,201

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.88%
Equity Fund–92.03%
✢Franklin Templeton Variable Insurance Products Trust–Mutual Shares VIP Fund	7,392,570	$139,497,788

		139,497,788

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,386,736	$10,386,736

		10,386,736

Total Investment Companies (Cost $176,300,949)		149,884,524

TOTAL VALUE OF SECURITIES–98.88% (Cost $176,300,949)	149,884,524
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.12%	1,691,708

NET ASSETS APPLICABLE TO 16,069,074 SHARES OUTSTANDING–100.00%	$151,576,232

✢ Class 1 shares.

«	Includes $1,141,909 cash pledged as collateral for futures contracts, and $282 foreign currencies due to broker on futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(28) British Pound Currency	$(2,656,760)	$(2,644,775)	12/15/15	$11,985
(338) E-mini S&P 500 Index	(32,688,607)	(32,257,030)	12/21/15	431,577
(43) E-mini S&P MidCap 400 Index	(5,831,383)	(5,860,470)	12/21/15	(29,087)
(31) Euro Currency	(4,340,741)	(4,331,863)	12/15/15	8,878
(130) Euro STOXX 50 Index	(4,495,261)	(4,490,048)	12/21/15	5,213
(30) FTSE 100 Index	(2,720,436)	(2,731,436)	12/21/15	(11,000)
(30) Japanese Yen Currency	(3,124,294)	(3,128,625)	12/15/15	(4,331)
(22) Nikkei 225 Index (OSE)	(3,182,020)	(3,189,230)	12/11/15	(7,210)

	$(59,039,502)			$406,025

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$149,884,524

Futures Contracts	$406,025

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–27.89%
U.S. MARKETS–13.46%
Aerospace & Defense–0.13%
Rockwell Collins	180	$14,731

		14,731

Air Freight & Logistics–0.13%
United Parcel Service Class B	140	13,817

		13,817

Automobiles–0.16%
General Motors	580	17,412

		17,412

Banks–0.97%
Citigroup	930	46,137
JPMorgan Chase	770	46,947
SunTrust Banks	380	14,531

		107,615

Biotechnology–0.85%
Amgen	310	42,879
Gilead Sciences	450	44,185
†Isis Pharmaceuticals	180	7,276

		94,340

Capital Markets–0.23%
Morgan Stanley	810	25,515

		25,515

Communications Equipment–0.11%
Cisco Systems	480	12,600

		12,600

Consumer Finance–0.25%
Capital One Financial	380	27,558

		27,558

Diversified Financial Services–0.18%
Voya Financial	520	20,160

		20,160

Electronic Equipment, Instruments & Components–0.19%
†Knowles	1,110	20,457

		20,457

Energy Equipment & Services–0.49%
Baker Hughes	360	18,734
Halliburton	690	24,391
Noble	1,020	11,128

		54,253

Food & Staples Retailing–0.46%
CVS Health	350	33,768
Walgreens Boots Alliance	210	17,451

		51,219

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–0.29%
Medtronic	480	$32,131

		32,131

Insurance–0.27%
American International Group	530	30,115

		30,115

Internet Software & Services–0.29%
†Google Class A	50	31,919

		31,919

Machinery–0.21%
Stanley Black & Decker	240	23,275

		23,275

Media–0.75%
Comcast Class A Special	740	42,358
News Class A	1,520	19,182
Twenty-First Century Fox Class A	800	21,584

		83,124

Metals & Mining–0.12%
Allegheny Technologies	890	12,620

		12,620

Multiline Retail–0.25%
Macy’s	540	27,713

		27,713

Oil, Gas & Consumable Fuels–0.28%
Apache	250	9,790
Chesapeake Energy	1,010	7,403
Chevron	170	13,410

		30,603

Pharmaceuticals–0.89%
†Allergan	198	53,818
Merck	220	10,866
Pfizer	1,060	33,295

		97,979

Real Estate Investment Trusts–4.95%
Alexandria Real Estate Equities	400	33,868
Boston Properties	200	23,680
Brixmor Property Group	700	16,436
Duke Realty	1,100	20,955
Equity LifeStyle Properties	400	23,428
Equity Residential	700	52,584
Essex Property Trust	200	44,684
Extra Space Storage	600	46,296
First Industrial Realty Trust	900	18,855
General Growth Properties	1,800	46,746
Kilroy Realty	400	26,064
Pebblebrook Hotel Trust	1,200	42,540

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Realty Income	700	$33,173
Regency Centers	400	24,860
Sabra Health Care REIT	800	18,544
Simon Property Group	260	47,767
Vornado Realty Trust	300	27,126

		547,606

Semiconductors & Semiconductor Equipment–0.23%
Applied Materials	1,750	25,707

		25,707

Software–0.60%
Microsoft	1,210	53,555
Oracle	360	13,003

		66,558

Specialty Retail–0.18%
Foot Locker	270	19,432

		19,432

Total U.S. Markets (Cost $1,482,266)		1,488,459

§DEVELOPED MARKETS–12.51%
Aerospace & Defense–0.18%
BAE Systems	2,880	19,523

		19,523

Airlines–0.15%
†Deutsche Lufthansa	1,220	16,983

		16,983

Auto Components–0.19%
Cie Generale des Etablissements Michelin	230	21,044

		21,044

Automobiles–0.55%
Nissan Motor	3,900	35,860
Toyota Motor ADR	213	24,981

		60,841

Banks–1.88%
Barclays	4,000	14,804
BNP Paribas	670	39,446
Credit Agricole	2,010	23,141
DBS Group Holdings	1,000	11,415
HSBC Holdings	4,000	30,035
ING Groep CVA	2,040	28,836
Lloyds Banking Group	21,620	24,614
Standard Chartered	980	9,511
UniCredit	4,218	26,296

		208,098

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages–0.28%
Suntory Beverage & Food	800	$30,736

		30,736

Building Products–0.23%
Cie de Saint-Gobain	590	25,606

		25,606

Capital Markets–0.26%
†Credit Suisse Group	1,210	29,082

		29,082

Chemicals–0.36%
Akzo Nobel	420	27,316
LANXESS	270	12,642

		39,958

Commercial Services & Supplies–0.05%
†Serco Group	3,460	5,347

		5,347

Construction Materials–0.42%
CRH	1,120	29,566
HeidelbergCement	250	17,168

		46,734

Containers & Packaging–0.13%
Rexam	1,840	14,609

		14,609

Diversified Financial Services–0.13%
Deutsche Boerse	170	14,661

		14,661

Diversified Telecommunication Services–0.71%
Singapore Telecommunications	9,000	22,781
Telefonica	2,317	28,110
Telenor	1,500	28,030

		78,921

Electrical Equipment–0.20%
†ABB	1,250	22,115

		22,115

Energy Equipment & Services–0.36%
Petrofac	1,340	15,607
†Subsea 7	1,440	10,839
Technip	270	12,777

		39,223

Food & Staples Retailing–0.32%
METRO	540	14,941
Tesco	7,480	20,777

		35,718

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Health Care Equipment & Supplies–0.17%
Getinge Class B	830	$18,523

		18,523

Industrial Conglomerates–0.20%
Siemens ADR	129	11,520
†Toshiba	4,000	10,077

		21,597

Insurance–0.82%
AIA Group	2,200	11,441
Aviva	3,750	25,649
AXA	1,160	28,164
NN Group	400	11,483
Swiss Re	160	13,726

		90,463

Life Sciences Tools & Services–0.15%
†QIAGEN	660	17,025

		17,025

Media–0.28%
Sky	1,980	31,327

		31,327

Metals & Mining–0.09%
†Glencore	6,850	9,509

		9,509

Multiline Retail–0.23%
Marks & Spencer Group	3,380	25,658

		25,658

Oil, Gas & Consumable Fuels–1.16%
BP ADR	835	25,518
Eni	1,418	22,306
Galp Energia	1,650	16,282
Kunlun Energy	12,000	8,622
Royal Dutch Shell Class B	1,060	25,065
TOTAL	670	30,138

		127,931

Pharmaceuticals–1.93%
Bayer	250	32,075
GlaxoSmithKline	1,470	28,216
Merck	240	21,249
Novartis	130	11,947
Roche Holding	150	39,817
Sanofi	400	38,080
Teva Pharmaceutical Industries ADR	747	42,176

		213,560

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.12%
Infineon Technologies ADR	1,200	$13,572

		13,572

Specialty Retail–0.19%
Kingfisher	3,760	20,426

		20,426

Technology Hardware, Storage & Peripherals–0.16%
Konica Minolta	1,700	17,910

		17,910

Textiles, Apparel & Luxury Goods–0.17%
†Michael Kors Holdings	430	18,163

		18,163

Trading Companies & Distributors–0.06%
Noble Group	21,000	6,145

		6,145

Wireless Telecommunication Services–0.38%
SoftBank Group	300	13,872
Vodafone Group ADR	879	27,899

		41,771

Total Developed Markets (Cost $1,703,002)		1,382,779

×EMERGING MARKETS–1.92%
Auto Components–0.09%
Hyundai Mobis	52	10,175

		10,175

Banks–0.31%
Bangkok Bank NVDR	3,900	17,203
Hana Financial Group	553	12,356
KB Financial Group ADR	168	4,937

		34,496

Diversified Telecommunication Services–0.20%
China Telecom	46,000	22,288

		22,288

Health Care Providers & Services–0.14%
Sinopharm Group	4,400	15,476

		15,476

Insurance–0.19%
China Life Insurance	6,000	20,906

		20,906

Machinery–0.23%
CRRC	15,300	19,511
Weichai Power	6,000	5,613

		25,124

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining–0.23%
MMC Norilsk Nickel OJSC ADR	804	$11,553
POSCO ADR	394	13,798

		25,351

Oil, Gas & Consumable Fuels–0.02%
†Petroleo Brasileiro ADR	391	1,439

		1,439

Semiconductors & Semiconductor Equipment–0.08%
Taiwan Semiconductor Manufacturing ADR	432	8,964

		8,964

Technology Hardware, Storage & Peripherals–0.43%
Samsung Electronics GDR	100	47,836

		47,836

Total Emerging Markets (Cost $260,557)		212,055

Total Common Stock (Cost $3,445,825)		3,083,293

EXCHANGE-TRADED FUNDS–3.44%
WisdomTree Europe Hedged Equity Fund	2,500	136,625
WisdomTree Japan Hedged Equity Fund	5,000	243,300

Total Exchange-Traded Funds (Cost $385,927)		379,925

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–52.78%
²Franklin Focused Core Equity Fund	91,183	$1,274,733
²Franklin Growth Fund	10,243	744,530
²Franklin Mutual European Fund	46,684	922,470
²Franklin Rising Dividends Fund	10,319	484,802
²Franklin Strategic Series - Franklin Growth Opportunities Fund	2,524	83,514
²Franklin Strategic Series - Franklin Strategic Income Fund	56,470	526,865
²Franklin Total Return Fund	56,335	554,336
²Franklin US Government Securities Fund	53,335	342,411
²Templeton Global Bond Fund	79,240	900,959

Total Investment Companies (Cost $6,191,005)		5,834,620

MONEY MARKET FUND–16.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,770,228	1,770,228

Total Money Market Fund (Cost $1,770,228)		1,770,228

TOTAL VALUE OF SECURITIES–100.13% (Cost $11,792,985)	11,068,066
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(14,198)

NET ASSETS APPLICABLE TO 1,175,794 SHARES OUTSTANDING–100.00%	$11,053,868

²	Class R-6 shares.

†	Non-income producing for the period.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at September 30, 2015:

Index Swap Contracts

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$725,000	5/26/16	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$4,603
$256,000	4/25/16	Agreement with Societe Generale to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.699%	(7)

			$4,596

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CVA–Dutch Certificate

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$14,731	$—	$14,731
Air Freight & Logistics	13,817	—	13,817
Automobiles	17,412	—	17,412
Banks	107,615	—	107,615
Biotechnology	94,340	—	94,340
Capital Markets	25,515	—	25,515
Communications Equipment	12,600	—	12,600
Consumer Finance	27,558	—	27,558
Diversified Financial Services	20,160	—	20,160
Electronic Equipment, Instruments & Components	20,457	—	20,457
Energy Equipment & Services	54,253	—	54,253
Food & Staples Retailing	51,219	—	51,219
Health Care Equipment & Supplies	32,131	—	32,131
Insurance	30,115	—	30,115
Internet Software & Services	31,919	—	31,919
Machinery	23,275	—	23,275
Media	83,124	—	83,124
Metals & Mining	12,620	—	12,620
Multiline Retail	27,713	—	27,713
Oil, Gas & Consumable Fuels	30,603	—	30,603
Pharmaceuticals	97,979	—	97,979
Real Estate Investment Trusts	547,606	—	547,606
Semiconductors & Semiconductor Equipment	25,707	—	25,707
Software	66,558	—	66,558
Specialty Retail	19,432	—	19,432
Developed Markets
Aerospace & Defense	—	19,523	19,523

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Airlines	$—	$16,983	$16,983
Auto Components	—	21,044	21,044
Automobiles	24,981	35,860	60,841
Banks	28,836	179,262	208,098
Beverages	—	30,736	30,736
Building Products	—	25,606	25,606
Capital Markets	—	29,082	29,082
Chemicals	—	39,958	39,958
Commercial Services & Supplies	—	5,347	5,347
Construction Materials	—	46,734	46,734
Containers & Packaging	—	14,609	14,609
Diversified Financial Services	—	14,661	14,661
Diversified Telecommunication Services	—	78,921	78,921
Electrical Equipment	—	22,115	22,115
Energy Equipment & Services	—	39,223	39,223
Food & Staples Retailing	—	35,718	35,718
Health Care Equipment & Supplies	—	18,523	18,523
Industrial Conglomerates	11,520	10,077	21,597
Insurance	—	90,463	90,463
Life Sciences Tools & Services	—	17,025	17,025
Media	—	31,327	31,327
Metals & Mining	—	9,509	9,509
Multiline Retail	—	25,658	25,658
Oil, Gas & Consumable Fuels	25,518	102,413	127,931
Pharmaceuticals	42,176	171,384	213,560
Semiconductors & Semiconductor Equipment	13,572	—	13,572
Specialty Retail	—	20,426	20,426
Technology Hardware, Storage & Peripherals	—	17,910	17,910
Textiles, Apparel & Luxury Goods	18,163	—	18,163
Trading Companies & Distributors	—	6,145	6,145
Wireless Telecommunication Services	27,899	13,872	41,771
Emerging Markets
Auto Components	—	10,175	10,175
Banks	4,937	29,559	34,496
Diversified Telecommunication Services	—	22,288	22,288
Health Care Providers & Services	—	15,476	15,476
Insurance	—	20,906	20,906
Machinery	—	25,124	25,124
Metals & Mining	13,798	11,553	25,351
Oil, Gas & Consumable Fuels	1,439	—	1,439
Semiconductors & Semiconductor Equipment	8,964	—	8,964
Technology Hardware, Storage & Peripherals	—	47,836	47,836
Exchange-Traded Funds	379,925	—	379,925
Investment Companies	5,834,620	—	5,834,620
Money Market Fund	1,770,228	—	1,770,228

Total	$9,695,035	$1,373,031	$11,068,066

Swap Contracts	$—	$4,596	$4,596

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–93.56%
Equity Funds–21.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	2,054,532	$27,208,163
LVIP SSgA Mid-Cap Index Fund	5,622,408	54,042,582
LVIP SSgA S&P 500 Index Fund	11,944,735	163,833,989
LVIP SSgA Small-Cap Index Fund	1,649,913	39,672,166
LVIP T. Rowe Price Growth Stock Fund	885,959	27,092,636

		311,849,536

Fixed Income Funds–58.38%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	4,176,574	41,966,220
LVIP Delaware Bond Fund	40,693,169	569,704,367
LVIP Delaware Diversified Floating Rate Fund	2,787,440	27,874,397
LVIP JPMorgan High Yield Fund	5,064,727	54,288,812
LVIP PIMCO Low Duration Bond Fund	6,947,466	69,787,296
LVIP SSgA Bond Index Fund	6,126,134	70,364,780

		833,985,872

International Equity Funds–11.39%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	3,108,956	41,392,645
LVIP Mondrian International Value Fund	2,512,948	40,184,547
LVIP SSgA Developed International 150 Fund	1,710,500	13,459,921
LVIP SSgA International Index Fund	8,243,410	67,661,912

		162,699,025

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.96%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	2,582,104	$28,000,339

		28,000,339

Total Affiliated Investment Companies (Cost $1,260,429,086)		1,336,534,772

UNAFFILIATED INVESTMENT COMPANIES–6.24%
Equity Fund–0.94%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	419,603	13,393,723

		13,393,723

Fixed Income Fund–1.45%
²American Funds®–
American Funds Mortgage Fund	2,009,725	20,680,067

		20,680,067

International Equity Fund–0.96%
iShares MSCI Emerging Markets ETF	420,887	13,796,676

		13,796,676

Money Market Fund–2.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	41,268,793	41,268,793

		41,268,793

Total Unaffiliated Investment Companies (Cost $91,752,793)		89,139,259

TOTAL VALUE OF SECURITIES–99.80% (Cost $1,352,181,879)	1,425,674,031
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	2,876,491

NET ASSETS APPLICABLE TO 106,739,790 SHARES OUTSTANDING–100.00%	$1,428,550,522

²	Class R-6 shares.

*	Standard Class shares.

«	Includes $948,209 cash and $2,074,671 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

X	Initial Class.

LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(166) British Pound Currency	$(15,960,667)	$(15,679,737)	12/15/15	$280,930
(81) E-mini MSCI Emerging Markets Index	(3,192,985)	(3,203,955)	12/21/15	(10,970)
(76) E-mini Russell 2000 Index	(8,649,829)	(8,328,840)	12/21/15	320,989
(447) E-mini S&P 500 Index	(43,134,240)	(42,659,445)	12/21/15	474,795
(94) E-mini S&P MidCap 400 Index	(13,110,199)	(12,811,260)	12/21/15	298,939
(98) Euro Currency	(13,766,547)	(13,694,275)	12/15/15	72,272
(366) Euro STOXX 50 Index	(13,097,291)	(12,641,213)	12/21/15	456,078
(171) FTSE 100 Index	(15,821,134)	(15,569,185)	12/21/15	251,949
(56) Japanese Yen Currency	(5,817,574)	(5,840,100)	12/15/15	(22,526)
(36) Nikkei 225 Index (OSE)	(5,364,396)	(5,218,740)	12/11/15	145,656

	$(137,914,862)			$2,268,112

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$1,425,674,031

Futures Contracts	$2,268,112

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.81%
Equity Funds–36.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	12,578,325	$166,574,755
LVIP SSgA Mid-Cap Index Fund	61,149,343	587,767,489
LVIP SSgA S&P 500 Index Fund	142,148,618	1,949,710,439
LVIP SSgA Small-Cap Index Fund	13,623,321	327,572,752
LVIP T. Rowe Price Growth Stock Fund	5,438,257	166,301,884
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,065,174	82,291,320

		3,280,218,639

Fixed Income Funds–26.89%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	17,281,167	173,641,163
LVIP Delaware Bond Fund	104,723,459	1,466,128,425
LVIP JPMorgan High Yield Fund	15,715,819	168,457,859
LVIP PIMCO Low Duration Bond Fund	34,493,210	346,484,290
LVIP SSgA Bond Index Fund	22,803,811	261,924,568

		2,416,636,305

International Equity Funds–24.53%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	19,822,449	179,175,117
LVIP MFS International Growth Fund	32,168,561	428,292,221
LVIP Mondrian International Value Fund	15,602,668	249,502,272
LVIP SSgA Developed International 150 Fund	21,233,068	167,083,010
LVIP SSgA Emerging Markets 100 Fund	22,261,899	173,642,810
LVIP SSgA International Index Fund	122,758,356	1,007,600,583

		2,205,296,013

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.90%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	24,037,443	$260,662,037

		260,662,037

Total Affiliated Investment Companies (Cost $7,794,804,036)		8,162,812,994

UNAFFILIATED INVESTMENT COMPANIES–8.00%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	11,815,310	85,188,388

		85,188,388

Equity Fund–0.92%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,603,567	83,105,855

		83,105,855

Fixed Income Fund–0.19%
²American Funds®–
American Funds Mortgage Fund	1,641,915	16,895,308

		16,895,308

International Equity Fund–1.91%
iShares MSCI Emerging Markets ETF	5,234,255	171,578,879

		171,578,879

Money Market Fund–4.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	362,622,925	362,622,925

		362,622,925

Total Unaffiliated Investment Companies (Cost $802,663,026)		719,391,355

TOTAL VALUE OF SECURITIES–98.81% (Cost $8,597,467,062)	8,882,204,349
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.19%	107,018,038

NET ASSETS APPLICABLE TO 699,914,334 SHARES OUTSTANDING–100.00%	$8,989,222,387

²	Class R-6 shares.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $14,640,977 cash and $44,298,769 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

X	Initial Class.

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3,982) British Pound Currency	$(382,219,302)	$(376,124,788)	12/15/15	$6,094,514
(3,224) E-mini MSCI Emerging Markets Index	(127,507,286)	(127,525,320)	12/21/15	(18,034)
(1,263) E-mini Russell 2000 Index	(144,176,755)	(138,412,170)	12/21/15	5,764,585
(9,257) E-mini S&P 500 Index	(894,797,920)	(883,441,795)	12/21/15	11,356,125
(2,106) E-mini S&P MidCap 400 Index	(292,539,054)	(287,026,740)	12/21/15	5,512,314
(2,084) Euro Currency	(292,201,020)	(291,212,950)	12/15/15	988,070
(7,180) Euro STOXX 50 Index	(259,171,632)	(247,988,810)	12/21/15	11,182,822
(3,742) FTSE 100 Index	(348,242,987)	(340,701,121)	12/21/15	7,541,866
(1,372) Japanese Yen Currency	(142,473,121)	(143,082,450)	12/15/15	(609,329)
(844) Nikkei 225 Index (OSE)	(124,362,531)	(122,350,450)	12/11/15	2,012,081

	$(3,007,691,608)			$49,825,014

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$8,882,204,349

Futures Contracts	$49,825,014

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.80%
Equity Funds–32.11%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	15,487,103	$205,095,707
LVIP SSgA Mid-Cap Index Fund	35,554,295	341,747,881
LVIP SSgA S&P 500 Index Fund	90,696,259	1,243,989,891
LVIP SSgA Small-Cap Index Fund	11,138,762	267,831,523
LVIP T. Rowe Price Growth Stock Fund	4,458,031	136,326,590
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	6,669,778	135,016,325

		2,330,007,917

Fixed Income Funds–37.75%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	21,134,660	212,361,065
LVIP Delaware Bond Fund	109,989,624	1,539,854,733
LVIP JPMorgan High Yield Fund	19,221,053	206,030,471
LVIP PIMCO Low Duration Bond Fund	35,154,639	353,128,350
LVIP SSgA Bond Index Fund	37,192,382	427,191,699

		2,738,566,318

International Equity Funds–18.99%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	31,462,283	418,888,841
LVIP Mondrian International Value Fund	12,721,073	203,422,672
LVIP SSgA Developed International 150 Fund	25,966,460	204,330,074
LVIP SSgA Emerging Markets 100 Fund	9,172,938	71,548,918
LVIP SSgA International Index Fund	58,396,563	479,318,990

		1,377,509,495

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.95%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	13,065,479	$141,682,049

		141,682,049

Total Affiliated Investment Companies (Cost $6,229,290,776)		6,587,765,779

UNAFFILIATED INVESTMENT COMPANIES–8.19%
Commodity Fund–0.96%
**PIMCO CommodityRealReturn Strategy Portfolio	9,633,166	69,455,125

		69,455,125

Equity Fund–0.93%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,122,671	67,755,650

		67,755,650

Fixed Income Funds–1.32%
²American Funds®–
American Funds Mortgage Fund	1,768,135	18,194,111
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	7,434,604	77,319,886

		95,513,997

International Equity Fund–1.93%
iShares MSCI Emerging Markets ETF	4,266,282	139,848,724

		139,848,724

Money Market Fund–3.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	221,666,856	221,666,856

		221,666,856

Total Unaffiliated Investment Companies (Cost $662,866,994)		594,240,352

TOTAL VALUE OF SECURITIES–98.99% (Cost $6,892,157,770)	7,182,006,131
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.01%	73,301,329

NET ASSETS APPLICABLE TO 536,962,632 SHARES OUTSTANDING–100.00%	$7,255,307,460

²	Class R-6 shares.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $9,316,667 cash and $29,278,708 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

X	Initial Class.

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2,718) British Pound Currency	$(261,211,969)	$(256,732,087)	12/15/15	$4,479,882
(1,894) E-mini MSCI Emerging Markets Index	(75,001,230)	(74,917,170)	12/21/15	84,060
(1,013) E-mini Russell 2000 Index	(115,502,810)	(111,014,670)	12/21/15	4,488,140
(6,508) E-mini S&P 500 Index	(628,883,944)	(621,090,980)	12/21/15	7,792,964
(1,355) E-mini S&P MidCap 400 Index	(188,509,060)	(184,672,950)	12/21/15	3,836,110
(1,464) Euro Currency	(205,755,429)	(204,575,700)	12/15/15	1,179,729
(5,146) Euro STOXX 50 Index	(185,741,299)	(177,736,827)	12/21/15	8,004,472
(2,510) FTSE 100 Index	(233,617,694)	(228,530,148)	12/21/15	5,087,546
(840) Japanese Yen Currency	(87,222,209)	(87,601,500)	12/15/15	(379,291)
(507) Nikkei 225 Index (OSE)	(75,654,000)	(73,497,249)	12/11/15	2,156,751

	$(2,057,099,644)			$36,730,363

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$7,182,006,131

Futures Contracts	$36,730,363

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.15%
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DN1 M2 2.594% 1/25/25	1,005,000	$1,017,176
•Series 2015-DNA1 M2 2.044% 10/25/27	330,000	328,397
•Series 2015-HQ1 M1 1.244% 3/25/25	363,305	362,865

Total Agency Collateralized Mortgage Obligations (Cost $1,717,389)		1,708,438

AGENCY MORTGAGE-BACKED SECURITIES–0.48%
Fannie Mae ARM
•1.586% 4/1/38	67,702	72,509
•1.914% 11/1/34	41,775	43,900
•2.07% 4/1/38	229,631	241,783
•2.072% 10/1/37	40,515	42,773
•2.132% 9/1/33	213,463	225,099
•2.175% 9/1/34	152,802	161,520
•2.182% 11/1/37	61,012	64,359
•2.244% 2/1/35	23,790	25,291
•2.25% 10/1/32	67,272	71,357
•2.322% 7/1/34	63,701	67,621
•2.369% 1/1/37	12,322	13,096
•2.375% 3/1/35	89,028	94,915
•2.423% 1/1/37	142,573	152,064
•2.455% 9/1/33	128,713	137,151
•2.46% 4/1/34	246,008	261,146
•2.461% 6/1/35	709,495	751,095
•2.478% 5/1/36	13,846	14,768
•2.549% 5/1/38	108,942	116,792
•2.575% 6/1/36	44,553	47,487
•2.623% 8/1/36	46,175	49,553
•4.07% 10/1/35	313,086	325,800
Freddie Mac ARM
•1.988% 1/1/36	47,099	49,550
•2.279% 5/1/38	448,988	477,171
•2.375% 10/1/34	41,802	43,965
•2.411% 1/1/35	193,128	205,845
•2.445% 1/1/35	168,866	179,380
•2.447% 4/1/38	791,550	845,161
•2.472% 3/1/34	22,639	24,204
•2.504% 5/1/38	94,991	101,210
•2.531% 8/1/31	39,738	42,357
•2.534% 11/1/33	20,683	22,031
•2.621% 11/1/36	28,386	30,602
•2.672% 4/1/30	63,032	66,236
•2.70% 7/1/36	185,058	193,911

Total Agency Mortgage-Backed Securities (Cost $5,177,323)		5,261,702

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.43%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.738% 9/10/45	170,000	$170,438
•Series 2006-4 AJ 5.695% 7/10/46	750,000	755,186
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.603% 3/11/39	700,000	705,574
•Series 2006-PW12 AJ 5.94% 9/11/38	700,000	708,272
#•Series 2006-PW12 B 144A 5.94% 9/11/38	180,000	177,187
•Series 2006-PW13 AJ 5.611% 9/11/41	750,000	756,833
•Series 2007-PW16 AM 5.895% 6/11/40	500,000	530,182
CD Commercial Mortgage Trust
•Series 2005-CD1 E 5.289% 7/15/44	370,000	369,281
Series 2006-CD3 AJ 5.688% 10/15/48	500,000	428,328
•Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.899% 12/10/49	850,000	891,188
Commercial Mortgage Trust
•Series 2005-GG5 AJ 5.66% 4/10/37	715,000	714,537
•Series 2006-GG7 AJ 6.014% 7/10/38	750,000	743,519
•Series 2006-GG7 AM 6.014% 7/10/38	260,000	266,235
Series 2007-GG9 AM 5.475% 3/10/39	525,000	543,677
#•G-FORCE Series 2005-RR2 A3FL 144A 0.494% 12/25/39	117,447	108,910
#•Hilton USA Trust Series 2013-HLF BFL 144A 1.704% 11/5/30	157,674	157,428
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	33,458	33,449
•Series 2005-LDP5 E 5.563% 12/15/44	650,000	647,682
•Series 2005-LDP5 F 5.563% 12/15/44	700,000	699,682
LB-UBS Commercial Mortgage Trust
#•Series 2004-C7 H 144A 4.944% 10/15/36	644,230	652,655
•Series 2006-C4 AJ 6.049% 6/15/38	750,000	766,363
•Series 2006-C4 AM 6.049% 6/15/38	730,000	750,497

LVIP Global Income Fund—1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.597% 11/12/37		290,000	$290,024
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44		701,000	731,621
•Series 2007-IQ16 AM 6.277% 12/12/49		500,000	538,054
•Series 2007-IQ16 AMA 6.273% 12/12/49		700,000	746,871
Resource Capital
#•Series 2014-CRE2 A 144A 1.257% 4/15/32		355,000	352,596
#•Series 2015-CRE4 144A 1.60% 8/15/32		100,000	98,441
•Talisman-6 Finance Series 6 A 0.161% 10/22/16	EUR	12,993	14,406
Wachovia Bank Commercial Mortgage Trust
•Series 2006-C23 AJ 5.515% 1/15/45		650,000	654,878
•Series 2006-C28 AM 5.603% 10/15/48		800,000	829,500

Total Commercial Mortgage-Backed Securities (Cost $16,393,432)			15,833,494

rCORPORATE BONDS–7.48%
Australia–0.13%
CNOOC Finance 2015 Australia 2.625% 5/5/20		800,000	789,386
National Australia Bank 1.875% 7/23/18		600,000	602,943

			1,392,329

British Virgin Islands–0.09%
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20		700,000	690,887
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19		300,000	305,194

			996,081

Canada–0.07%
Canadian Natural Resources 1.75% 1/15/18		500,000	494,515
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20		300,000	292,313

			786,828

Cayman Islands–0.02%
#•Seven & Seven 144A 1.539% 9/11/19		240,000	239,678

			239,678

	Principal Amount°		Value (U.S. $)

rCORPORATE BONDS (continued)
China–0.20%
#Alibaba Group Holding 144A 2.50% 11/28/19		600,000	$589,973
#Export-Import Bank of China 144A 2.50% 7/31/19		1,000,000	1,014,043
Industrial & Commercial Bank of China 3.231% 11/13/19		600,000	612,293

			2,216,309

Denmark–0.15%
Nykredit Realkredit 2.00% 4/1/16	DKK	11,127,000	1,683,505

			1,683,505

France–0.16%
Arkema 1.50% 1/20/25	EUR	200,000	213,575
BNP Paribas 2.375% 5/21/20		200,000	200,873
Casino Guichard Perrachon 3.311% 1/25/23	EUR	100,000	113,366
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,011,139
Pernod Ricard 2.125% 9/27/24	EUR	100,000	112,088
Veolia Environnement 4.625% 3/30/27	EUR	100,000	141,297

			1,792,338

Germany–0.11%
•Deutsche Bank 1.643% 8/20/20		600,000	603,803
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	607,295

			1,211,098

Hong Kong–0.07%
CNOOC Nexen Finance 2014 1.625% 4/30/17		300,000	299,666
#Hutchison Whampoa International 14 144A 1.625% 10/31/17		500,000	498,569

			798,235

Ireland–0.09%
Depfa ACS Bank 1.65% 12/20/16	JPY	120,000,000	1,011,762

			1,011,762

Italy–0.30%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	743,608
Intesa Sanpaolo
•0.125% 5/18/17	EUR	200,000	222,051
2.375% 1/13/17		200,000	200,759
3.875% 1/16/18		700,000	721,487
3.875% 1/15/19		500,000	518,583
•UniCredit 0.932% 4/10/17	EUR	300,000	336,819

LVIP Global Income Fund—2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

rCORPORATE BONDS (continued)
Italy (continued)
Unione di Banche Italiane 2.875% 2/18/19	EUR	500,000	$581,868

			3,325,175

Luxembourg–0.08%
Actavis Funding 2.35% 3/12/18		600,000	602,743
ArcelorMittal 6.125% 6/1/18		300,000	294,750

			897,493

Mexico–0.06%
Coca-Cola Femsa 2.375% 11/26/18		700,000	706,930

			706,930

Netherlands–0.13%
#•ING Bank 144A 1.016% 10/1/19		1,000,000	992,805
•Petrobras Global Finance 3.214% 3/17/20		700,000	477,750

			1,470,555

New Zealand–0.06%
#Anz New Zealand International 144A 2.85% 8/6/20		600,000	613,860

			613,860

Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	239,664

			239,664

Republic of Korea–0.25%
•Export-Import Bank of Korea 1.036% 1/14/17		1,500,000	1,503,102
#Hyundai Capital Services 144A 2.625% 9/29/20		600,000	600,613
#Woori Bank 144A 4.75% 4/30/24		650,000	672,894

			2,776,609

South Africa–0.01%
#Edcon 144A 9.50% 3/1/18	EUR	150,000	103,482

			103,482

Spain–0.06%
Bankinter 1.75% 6/10/19	EUR	600,000	685,481

			685,481

Sweden–0.06%
•Svenska Handelsbanken 0.824% 6/17/19		700,000	698,976

			698,976

	Principal Amount°		Value (U.S. $)

rCORPORATE BONDS (continued)
Switzerland–0.06%
•Credit Suisse New York 0.822% 5/26/17		600,000	$598,208

			598,208

United Kingdom–0.34%
•Barclays Bank 0.901% 2/17/17		1,300,000	1,299,597
Ensco 4.70% 3/15/21		700,000	590,148
#Petrofac 144A 3.40% 10/10/18		600,000	591,608
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	249,156
•Yorkshire Building Society 2.337% 3/23/16	GBP	641,000	976,789

			3,707,298

United States–4.96%
AbbVie 1.80% 5/14/18		800,000	798,286
#Alcatel-Lucent USA 144A 4.625% 7/1/17		600,000	607,500
Altria Group 2.625% 1/14/20		600,000	606,977
American Tower 3.40% 2/15/19		800,000	824,152
•Amgen 0.929% 5/22/19		1,000,000	993,301
AT&T 2.45% 6/30/20		700,000	689,977
Bank of America
•1.329% 1/15/19		1,000,000	1,008,479
2.65% 4/1/19		700,000	708,490
•Bank of New York Mellon 1.191% 8/17/20		500,000	502,001
Beazer Homes USA 5.75% 6/15/19		3,000,000	2,827,500
Becton Dickinson 2.675% 12/15/19		600,000	607,311
California Resources 5.50% 9/15/21		200,000	123,000
Capital One Bank USA 2.30% 6/5/19		800,000	794,370
CenturyLink 6.00% 4/1/17		1,000,000	1,031,250
Chesapeake Energy
•3.539% 4/15/19		100,000	71,250
7.25% 12/15/18		200,000	166,500
CIT Group 3.875% 2/19/19		300,000	299,063
Citigroup
•0.603% 6/9/16		1,000,000	995,172
•1.054% 4/8/19		200,000	198,595
2.40% 2/18/20		200,000	199,235
Constellation Brands 3.875% 11/15/19		200,000	204,500
Dell 3.10% 4/1/16		1,500,000	1,501,875
DIRECTV Holdings 2.40% 3/15/17		1,000,000	1,013,579
DPL 6.50% 10/15/16		350,000	352,625
Eastman Chemical 2.40% 6/1/17		1,000,000	1,013,633

LVIP Global Income Fund—3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

rCORPORATE BONDS (continued)
United States (continued)
#Enable Midstream Partners 144A 2.40% 5/15/19	800,000	$760,581
Energy Transfer Partners 4.15% 10/1/20	800,000	810,090
#Energy XXI Gulf Coast 144A 11.00% 3/15/20	200,000	95,000
EnLink Midstream Partners 2.70% 4/1/19	300,000	296,731
Enterprise Products Operating 3.20% 2/1/16	1,000,000	1,006,890
Fiserv 2.70% 6/1/20	600,000	605,375
Ford Motor Credit 3.157% 8/4/20	1,200,000	1,199,958
Freeport-McMoRan 2.30% 11/14/17	600,000	543,750
•Goldman Sachs Group 1.537% 9/15/20	1,000,000	1,001,217
#@Halcon Resources 144A 13.00% 2/15/22	65,000	42,006
HCA 4.25% 10/15/19	300,000	303,375
#•Hewlett Packard Enterprise 144A 2.253% 10/5/18	600,000	600,086
HSBC USA 2.00% 8/7/18	600,000	601,206
#Hyundai Capital America 144A 1.45% 2/6/17	400,000	399,912
JPMorgan Chase
•1.195% 1/25/18	1,200,000	1,206,128
2.20% 10/22/19	1,000,000	995,613
Juniper Networks 3.30% 6/15/20	400,000	406,468
KB Home 4.75% 5/15/19	100,000	96,625
Kinder Morgan 3.05% 12/1/19	700,000	687,943
Kinder Morgan Energy Partners 6.85% 2/15/20	800,000	903,246
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	317,648
Kraft Foods Group 2.25% 6/5/17	1,000,000	1,011,752
#Kraft Heinz Foods 144A 2.00% 7/2/18	500,000	501,029
•Kroger 0.819% 10/17/16	1,000,000	999,662
Linn Energy
6.25% 11/1/19	150,000	39,000
6.50% 5/15/19	100,000	28,000
Marriott International 2.875% 3/1/21	800,000	804,410
Metropolitan Life Global Funding I
#144A 1.30% 4/10/17	1,000,000	1,002,561
#144A 3.875% 4/11/22	300,000	313,343
•Mondelez International 0.82% 2/1/19	1,000,000	975,876
Morgan Stanley
•1.143% 1/24/19	1,000,000	1,001,411

	Principal Amount°	Value (U.S. $)

rCORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (continued)
•1.435% 1/27/20	800,000	$806,834
Navient 5.50% 1/15/19	300,000	279,563
#•NBCUniversal Enterprise 144A 0.974% 4/15/18	1,000,000	999,668
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,009,946
Owens Illinois 7.80% 5/15/18	150,000	166,313
Pactiv 8.125% 6/15/17	1,000,000	1,065,000
#Peabody Energy 144A 10.00% 3/15/22	300,000	114,375
Regions Financial 2.00% 5/15/18	1,000,000	999,841
Reynolds American
#144A 2.30% 8/21/17	400,000	403,882
2.30% 6/12/18	500,000	505,707
Reynolds Group Issuer 9.00% 4/15/19	300,000	305,250
Sanchez Energy 7.75% 6/15/21	200,000	149,000
Sempra Energy 2.30% 4/1/17	1,000,000	1,011,431
#Sprint Communications 144A 9.00% 11/15/18	300,000	315,540
Talen Energy Supply 6.20% 5/15/16	2,000,000	2,017,500
Tenet Healthcare
5.00% 3/1/19	100,000	97,125
5.50% 3/1/19	400,000	397,500
#TIAA Asset Management Finance 144A 2.95% 11/1/19	600,000	608,921
Time Warner 2.10% 6/1/19	500,000	500,859
Toys R Us 7.375% 10/15/18	500,000	324,687
Tyson Foods 2.65% 8/15/19	600,000	605,063
Verizon Communications 2.625% 2/21/20	1,000,000	1,003,999
Viacom 2.75% 12/15/19	600,000	602,872
Walgreens Boots Alliance 1.75% 11/17/17	600,000	602,535
•Wells Fargo 1.175% 7/22/20	1,400,000	1,406,174
Williams Partners 4.125% 11/15/20	300,000	305,679
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	703,286

		55,004,063

Total Corporate Bonds (Cost $84,965,759)		82,955,957

MUNICIPAL BONDS–0.10%
City of Chicago, Illinois
Series 2002B 5.00% 1/1/17	135,000	137,624
Series 2003B 5.00% 1/1/18	90,000	92,545

LVIP Global Income Fund—4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
University of California
•Series Y-1 0.693% 7/1/41	785,000	$785,000
•Series Y-2 0.693% 7/1/41	40,000	40,000

Total Municipal Bonds (Cost $1,054,662)		1,055,169

NON-AGENCY ASSET-BACKED SECURITIES–2.97%
American Express Credit Account Master Trust
•Series 2008-2 A 1.467% 9/15/20	300,000	306,327
•Series 2012-1 A 0.477% 1/15/20	1,310,000	1,310,554
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.25% 6/17/31	322,636	316,462
#•ARES IIIR/IVR CLO Series 2007-3RA B 144A 0.659% 4/16/21	1,000,000	955,500
#•ARES XI CLO Series 2007-11A A1C 144A 0.556% 10/11/21	323,796	317,644
•BA Credit Card Trust Series 2014-A2 A 0.477% 9/16/19	1,000,000	999,420
#•Babson CLO Series 2007-1A A1 144A 0.512% 1/18/21	428,867	421,447
#•Bridgeport CLO Series 2006-1A B 144A 0.942% 7/21/20	1,000,000	954,100
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.257% 11/15/19	1,240,000	1,235,545
•Series 2007-A2 A2 0.287% 12/16/19	1,230,000	1,226,242
•Series 2007-A5 A5 0.247% 7/15/20	960,000	954,152
#•Catamaran CLO Series 2014-2A B 144A 3.287% 10/18/26	606,600	586,279
#•Cent CDO 15 Series 2007-15A A2B 144A 0.673% 3/11/21	1,000,000	949,000
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	606,219	611,408
Chase Issuance Trust
•Series 2007-A2 A2 0.257% 4/15/19	1,290,000	1,285,890
•Series 2007-B1 B1 0.457% 4/15/19	1,000,000	995,072
•Series 2007-C1 C1 0.667% 4/15/19	400,000	398,166
Series 2012-A8 A8 0.54% 10/16/17	670,000	669,999
•Series 2012-A9 A9 0.357% 10/16/17	600,000	600,000
•Series 2013-A3 A3 0.487% 4/15/20	653,000	651,607

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
•Series 2014-A3 A3 0.407% 5/15/18	1,280,000	$1,279,660
•Series 2014-A5 A5 0.577% 4/15/21	750,000	750,427
Citibank Credit Card Issuance Trust
•Series 2006-A8 A8 0.329% 12/17/18	600,000	598,280
Series 2012-A1 A1 0.55% 10/10/17	470,000	470,005
•Series 2013-A11 A11 0.439% 2/7/18	1,000,000	1,000,000
•Series 2013-A12 A12 0.541% 11/7/18	660,000	659,739
•Series 2014-A3 A3 0.403% 5/9/18	230,000	229,954
Colony American Homes
#•Series 2014-1A A 144A 1.40% 5/17/31	281,661	278,302
#•Series 2014-1A C 144A 2.10% 5/17/31	100,000	97,751
#•Cornerstone CLO Series 2007-1A A1J 144A 0.689% 7/15/21	1,200,000	1,172,160
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 4.80% 12/15/35	53,526	54,199
#•CT CDO IV Series 2006-4A A1 144A 0.526% 10/20/43	278,966	274,196
Discover Card Execution Note Trust
•Series 2012-A4 A4 0.577% 11/15/19	1,000,000	999,672
•Series 2013-A6 A6 0.657% 4/15/21	580,000	581,748
•Series 2014-A1 A1 0.637% 7/15/21	800,000	801,883
Eaton Vance CLO
#•Series 2014-1A B 144A 2.326% 7/15/26	200,800	198,531
#•Series 2014-1A C 144A 3.276% 7/15/26	171,300	168,456
#•Fairfield Street Solar Series 2004-1A A1 144A 0.675% 11/28/39	709,932	683,452
Ford Credit Auto Owner Trust Series 2012-D A3 0.51% 4/15/17	103,697	103,677
Invitation Homes Trust
#•Series 2014-SFR1 B 144A 1.707% 6/17/31	130,000	126,990
#•Series 2014-SFR2 A 144A 1.307% 9/17/31	410,000	401,377

LVIP Global Income Fund—5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust (continued)
#•Series 2014-SFR2 B 144A 1.807% 9/17/31	740,000	$724,591
#•Series 2015-SFR1 A 144A 1.657% 3/17/32	215,819	214,436
#•Series 2015-SFR2 A 144A 1.557% 6/17/32	323,465	319,829
LNR CDO
#•Series 2002-1A DFL 144A 1.596% 7/24/37	455,267	440,835
#•Series 2003-1A EFL 144A 3.195% 7/23/36	126,377	125,909
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 3.444% 3/25/32	250,000	253,961
#•Newcastle CDO V Series 2004-5A 1 144A 0.667% 12/24/39	5,861	5,690
#•N-Star REL CDO VI Series 2006-6A A1 144A 0.666% 6/16/41	312,092	301,512
•tPark Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 1.139% 2/25/35	48,134	47,978
Progress Residential Trust
#•Series 2014-SFR1 A 144A 1.307% 10/17/31	210,000	206,146
#•Series 2014-SFR1 B 144A 2.107% 10/17/31	200,000	197,840
•RAAC Trust Series 2004-SP1 AII 0.894% 3/25/34	377,560	360,451
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.207% 9/17/31	123,417	120,863
#•Series 2014-1 B 144A 1.657% 9/17/31	100,000	97,163
#•SWAY Residential Trust Series 2014-1 A 144A 1.507% 1/17/32	604,693	597,700
#•Trade MAPS 1 Series 2013-1A A 144A 0.903% 12/10/18	500,000	500,161
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 1.457% 5/17/32	730,000	719,343
West CLO
#•Series 2014-1A A2 144A 2.387% 7/18/26	310,000	298,313
#•Series 2014-1A B 144A 3.137% 7/18/26	830,000	769,244

Total Non-Agency Asset-Backed Securities (Cost $33,151,278)		32,977,238

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.97%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.194% 9/25/34	354,909	$354,277
CHL Mortgage Pass Through Trust
•tSeries 2004-6 1A1 2.61% 5/25/34	398,785	396,795
•tSeries 2004-11 2A1 2.25% 7/25/34	145,300	143,953
Credit Suisse First Boston Mortgage Securities
•Series 2003-AR9 3M1 1.694% 3/25/33	362,879	362,375
•Series 2005-C5 C 5.10% 8/15/38	300,000	299,701
•Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M1 1.144% 5/25/24	120,553	119,845
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.059% 12/25/34	346,426	337,299
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.284% 4/19/34	349,781	350,216
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 0.959% 2/25/35	100,000	93,759
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.617% 3/25/35	518,480	510,571
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.523% 2/25/34	553,053	548,258
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 0.934% 3/25/28	73,854	70,012
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 2.481% 10/25/34	427,476	424,253
•Series 2004-10AR 2A2 2.529% 11/25/34	416,652	424,745
•New York Mortgage Trust Series 2005-3 M1 0.644% 2/25/36	48,067	44,308
Sequoia Mortgage Trust
•Series 2003-4 1A1 0.836% 7/20/33	699,317	655,940
•Series 2004-10 A2 0.856% 11/20/34	533,428	503,097
•Structured ARM Loan Trust Series 2004-12 3A1 2.512% 9/25/34	479,455	482,665

LVIP Global Income Fund—6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 0.956% 10/19/33	483,719	$454,956
•Series 2003-AR2 A1 0.956% 12/19/33	125,482	120,500
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 0.916% 1/19/34	420,709	406,490
•Series 2004-AR6 A1A 0.916% 2/19/35	471,053	441,949
Thornburg Mortgage Securities Trust
•Series 2003-4 A1 0.834% 9/25/43	370,469	357,699
•Series 2007-4 1A1 2.393% 9/25/37	432,669	422,406
WaMu Mortgage Pass Through Certificates Trust
•tSeries 2005-AR2 1A1A 0.524% 1/25/45	433,497	401,411
•tSeries 2005-AR8 2AB2 0.614% 7/25/45	181,483	168,135
•tSeries 2005-AR19 A1A1 0.464% 12/25/45	481,323	462,751
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.515% 11/25/33	361,437	361,492
•Series 2003-O 1A2 2.50% 1/25/34	141,875	145,871
•Series 2004-I 2A1 2.698% 7/25/34	194,111	195,261
•Series 2004-X 1A1 2.676% 11/25/34	202,381	203,256
•Series 2005-AR9 2A2 2.725% 10/25/33	522,612	517,090

Total Non-Agency Collateralized Mortgage Obligations (Cost $10,782,107)		10,781,336

«SENIOR SECURED LOANS–0.80%
24 Hour Fitness Worldwide Tranche B 1st Lien 4.75% 5/30/21	36,935	34,950
Alfred Fueling Systems 1st Lien 4.75% 6/20/21	227,816	227,603
AMC Entertainment 1st Lien 3.50% 4/30/20	112,690	112,561
Appvion Tranche B 1st Lien 5.75% 6/28/19	158,637	149,119
Aristocrat International Pty 4.75% 10/20/21	11,470	11,499
Ascena Retail Group 5.25% 8/21/22	368,994	354,695

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Berry Plastics 1st Lien 4.00% 9/17/22	23,871	$23,858
Bowie Resource Holdings Tranche B 1st Lien 6.75% 8/12/20	172,775	160,393
Boyd Gaming Tranche A 1st Lien 3.155% 8/14/18	36	36
Calpine Construction Finance Tranche B 1st Lien 3.00% 5/3/20	140,658	137,494
Calpine Construction Finance Tranche B2 1st Lien 3.25% 1/31/22	40,292	39,414
Calpine Tranche B5 1st Lien 3.50% 5/27/22	49,985	49,277
Caraustar Industries Tranche B 1st Lien 8.00% 5/1/19	31,000	30,974
Ciena Tranche B 3.75% 7/15/19	31,022	31,022
CITGO Petroleum Tranche B 1st Lien 4.50% 7/29/21	14,942	14,862
CommScope Tranche B 1st Lien 3.75% 12/29/22	39,295	39,320
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18	186,505	186,558
Crowne Group Tranche B 1st Lien 6.00% 9/30/20	127,012	126,615
CSC Holdings 1st Lien 5.00% 9/25/22	74,891	74,572
Dell International Tranche B2 1st Lien 4.00% 4/29/20	29,860	29,745
Drillship Ocean Ventures Tranche B 1st Lien 5.50% 7/25/21	299,335	201,303
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 9/25/22	154,547	154,330
Evergreen Acqco 1 Tranche C 5.00% 10/3/19	187,906	161,599
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	925,885	840,561
Fieldwood Energy 1st Lien 3.875% 9/28/18	323,967	276,790
Fitness & Sports Clubs Tranche B 1st Lien 5.50% 7/1/20	226,303	216,968
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	316,036	259,270
Fram Group Holdings 1st Lien 7.00% 7/29/17	203,066	177,683
Goodyear Tire & Rubber Tranche 2nd Lien 3.75% 4/30/19	53,146	53,371
Guggenheim Partners Investment Management Holdings Tranche B 1st Lien 4.25% 7/22/20	55,393	55,555
Huntsman International 1st Lien 2.742% 4/19/17	124,154	123,533
Ineos US Finance Tranche B 1st Lien 4.25% 3/31/22	35,285	34,348

LVIP Global Income Fund—7

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Jarden 1st Lien 2.944% 9/30/20	38,094	$38,237
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	136,562	136,405
M/A-COM Technology Solutions Holdings Tranche B 1st Lien 4.50% 5/8/21	76,038	76,386
McDermott Finance 0.053% 4/16/19	17,170	16,934
Media General 0.04% 7/31/20	20,540	20,409
Men’s Wearhouse Tranche B 1st Lien 4.50% 6/18/21	108,564	108,903
MoneyGram International Tranche B 1st Lien 4.25% 3/28/20	1,656	1,567
Navios Maritime Midstream Partners Tranche B 1st Lien 5.50% 6/18/20	135,009	134,672
Navistar 1st Lien 6.50% 8/7/20	135,899	133,067
Nexeo Solutions Tranche B 1st Lien 5.00% 9/9/17	11,262	10,798
Nexeo Solutions Tranche B3 1st Lien 5.00% 9/9/17	11,019	10,565
Novelis Tranche B 1st Lien 4.00% 6/2/22	78,793	77,682
OCI Beaumont Tranche B3 1st Lien 5.50% 8/20/19	671,833	681,911
Onsite Rental Group Operations Tranche B 1st Lien 5.50% 7/31/21	251,744	237,898
OSG Bulk Ships Tranche B - Exit 1st Lien 5.25% 8/5/19	134,332	133,157
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20	164,017	117,589
Post Holdings Tranche B 1st Lien 3.75% 6/2/21	83,280	83,405
Radio One Tranche 1st Lien 4.83% 12/31/18	553,048	560,652
ROC Finance 1st Lien 5.00% 6/20/19	230,257	219,897
SeaWorld Parks & Entertainment Tranche B2 1st Lien 3.00% 5/14/20	118,500	113,290
Sensus USA 1st Lien 4.50% 5/9/17	173,462	173,028
Spectrum Brands 1st Lien 3.75% 6/23/22	82,185	82,584
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	360,015	307,363
TGI Friday’s 1st Lien 5.25% 7/15/20	—	0
TI Group Automotive Systems Tranche B 1st Lien 4.50% 6/30/22	22,600	22,356

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Tronox Pigments Holland Tranche B 1st Lien 4.25% 3/19/20		53,134	$46,559
UTEX Industries Tranche B 1st Lien 5.00% 5/22/21		365,576	316,223
Valeant Pharmaceuticals International Tranche BD2 1st Lien 3.50% 2/13/19		130,000	128,183
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/1/22		304,455	301,793
Virgin Media Investment Holdings Tranche B 1st Lien 3.50% 6/30/23		57,991	57,230
Windstream Services Tranche B5 1st Lien 3.50% 8/8/19		51,661	49,508
Zayo Group 1st Lien 0.038% 5/6/21		109,867	109,381

Total Senior Secured Loans (Cost $9,335,635)			8,897,510

rSOVEREIGN BONDS–54.48%
Brazil–1.35%
Brazil Letras do Tesouro Nacional
≠0.396% 1/1/16	BRL	2,860,000	697,085
≠2.267% 1/1/17	BRL	14,140,000	2,974,524
≠11.133% 10/1/15	BRL	530,000	133,663
≠11.307% 10/1/16	BRL	500,000	108,936
≠12.256% 1/1/18	BRL	8,530,000	1,538,104
≠13.585% 7/1/16	BRL	2,440,000	553,295
Brazil Notas do Tesouro Nacional Series B
6.00% 8/15/18	BRL	100,000	66,234
6.00% 5/15/19	BRL	12,000	79,877
6.00% 8/15/20	BRL	1,000	6,466
6.00% 8/15/22	BRL	432,000	2,741,450
6.00% 5/15/23	BRL	335,500	2,150,898
6.00% 8/15/24	BRL	3,000	18,780
6.00% 5/15/45	BRL	50,000	295,909
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	5,450,000	1,293,692
10.00% 1/1/21	BRL	3,240,000	660,699
10.00% 1/1/23	BRL	8,250,000	1,603,662

			14,923,274

France–1.67%
France Government Bond O.A.T.
3.00% 4/25/22	EUR	6,300,000	8,230,019
3.75% 4/25/17	EUR	7,200,000	8,544,087
4.75% 4/25/35	EUR	1,000,000	1,703,163

			18,477,269

Hungary–1.19%
Hungary Government Bonds 4.00% 4/25/18	HUF	11,100,000	42,090

LVIP Global Income Fund—8

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Hungary (continued)
Hungary Government Bonds (continued)
5.50% 12/22/16	HUF	110,000,000	$417,769
5.50% 12/20/18	HUF	30,350,000	121,000
5.50% 6/24/25	HUF	891,690,000	3,754,125
6.00% 11/24/23	HUF	262,540,000	1,123,574
6.50% 6/24/19	HUF	256,330,000	1,058,486
6.75% 11/24/17	HUF	155,020,000	623,036
7.00% 6/24/22	HUF	224,650,000	989,383
7.50% 11/12/20	HUF	21,260,000	94,099
Hungary Government International Bonds
5.375% 2/21/23		1,710,000	1,863,490
6.25% 1/29/20		2,792,000	3,144,549

			13,231,601

Iceland–0.09%
#Iceland Government International Bond 144A 5.875% 5/11/22		850,000	969,362

			969,362

Indonesia–1.52%
Indonesia Treasury Bills
≠6.217% 2/4/16	IDR	5,650,000,000	377,320
≠6.438% 1/7/16	IDR	9,170,000,000	615,576
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	24,529,000,000	1,312,594
7.00% 5/15/22	IDR	22,594,000,000	1,346,349
7.875% 4/15/19	IDR	12,328,000,000	801,219
8.25% 7/15/21	IDR	590,000,000	38,002
8.375% 3/15/24	IDR	56,010,000,000	3,547,670
8.375% 3/15/34	IDR	29,440,000,000	1,750,068
10.00% 9/15/24	IDR	25,030,000,000	1,727,550
10.00% 2/15/28	IDR	7,040,000,000	481,739
10.25% 7/15/22	IDR	7,443,000,000	523,038
11.00% 11/15/20	IDR	7,166,000,000	517,586
11.50% 9/15/19	IDR	1,733,000,000	125,733
12.80% 6/15/21	IDR	47,425,000,000	3,681,141

			16,845,585

Ireland–0.84%
Ireland Government Bond 5.40% 3/13/25	EUR	6,093,810	9,328,363

			9,328,363

Japan–5.43%
Japan Government 10 Yr Bonds
1.70% 12/20/16	JPY	750,000,000	6,380,889
1.70% 3/20/17	JPY	700,000,000	5,979,258
1.90% 6/20/16	JPY	1,350,000,000	11,406,206
Japan Government 20 Yr Bonds
1.50% 3/20/34	JPY	1,200,000,000	10,825,278
1.90% 3/22/21	JPY	1,050,000,000	9,627,404
1.90% 6/20/25	JPY	453,000,000	4,345,401

	Principal Amount°		Value (U.S. $)

rSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 30 Yr Bond 1.70% 9/20/44	JPY	1,300,000,000	$11,696,055

			60,260,491

Malaysia–4.68%
Bank Negara Malaysia Monetary Notes
≠3.001% 3/1/16	MYR	39,015,000	8,759,189
≠3.05% 5/3/16	MYR	4,320,000	964,674
≠3.067% 11/12/15	MYR	510,000	115,576
≠3.216% 10/1/15	MYR	1,620,000	368,391
≠3.234% 11/24/15	MYR	720,000	162,998
≠3.279% 11/3/15	MYR	51,540,000	11,689,038
≠3.28% 10/27/15	MYR	360,000	81,689
Malaysia Government Bonds
3.172% 7/15/16	MYR	22,910,000	5,209,778
3.197% 10/15/15	MYR	29,405,000	6,686,754
3.314% 10/31/17	MYR	6,230,000	1,414,942
3.394% 3/15/17	MYR	25,950,000	5,904,031
3.654% 10/31/19	MYR	12,400,000	2,793,041
3.814% 2/15/17	MYR	5,130,000	1,174,855
4.181% 7/15/24	MYR	6,100,000	1,364,977
4.262% 9/15/16	MYR	15,410,000	3,540,095
Malaysia Treasury Bills
≠2.80% 5/27/16	MYR	230,000	51,251
≠2.929% 4/29/16	MYR	70,000	15,636
≠2.959% 10/23/15	MYR	130,000	29,509
≠2.993% 3/18/16	MYR	430,000	96,395
≠3.00% 10/9/15	MYR	110,000	24,999
≠3.018% 1/22/16	MYR	2,460,000	554,151
≠3.05% 8/5/16	MYR	4,060,000	899,303
≠3.25% 1/22/16	MYR	190,000	42,800

			51,944,072

Mexico–9.44%
Mexican Bonos
6.25% 6/16/16	MXN	355,850,000	21,458,618
6.50% 6/10/21	MXN	285,000,000	17,722,186
7.25% 12/15/16	MXN	264,412,000	16,295,986
7.50% 6/3/27	MXN	79,700,000	5,150,954
7.75% 12/14/17	MXN	27,000,000	1,719,806
7.75% 11/23/34	MXN	50,000,000	3,280,356
8.00% 12/17/15	MXN	51,539,000	3,073,972
8.50% 12/13/18	MXN	140,000,000	9,177,675
Mexican Cetes
≠2.64% 12/24/15	MXN	88,258,000	517,773
≠2.869% 1/21/16	MXN	91,376,000	534,699
≠2.939% 2/4/16	MXN	2,498,321,000	14,599,908
≠3.038% 3/3/16	MXN	88,440,000	515,443
≠3.14% 10/1/15	MXN	194,897,000	1,151,788
≠3.15% 10/15/15	MXN	90,660,000	535,154
≠3.19% 11/26/15	MXN	54,866,000	322,726

LVIP Global Income Fund—9

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Cetes (continued)
≠3.196% 12/10/15	MXN	82,300,000	$483,423
≠3.213% 5/26/16	MXN	175,927,000	1,017,045
≠3.259% 6/23/16	MXN	263,578,000	1,519,306
≠3.297% 11/12/15	MXN	15,853,000	93,358
≠3.355% 1/7/16	MXN	16,503,000	96,695
≠3.37% 4/14/16	MXN	14,021,000	81,402
≠3.401% 3/31/16	MXN	348,658,000	2,026,947
≠3.416% 4/28/16	MXN	51,176,000	296,699
≠3.48% 2/18/16	MXN	256,939,000	1,499,518
Mexican Udibonos
2.50% 12/10/20	MXN	3,977,827	238,357
3.50% 12/14/17	MXN	7,281,175	457,900
4.00% 6/13/19	MXN	5,050,618	323,245
5.00% 6/16/16	MXN	7,180,269	439,717

			104,630,656

Netherlands–1.54%
Netherlands Government Bond 5.50% 1/15/28	EUR	10,000,000	17,043,422

			17,043,422

New Zealand–4.14%
New Zealand Government Bonds
4.50% 4/15/27	NZD	7,000,000	4,995,992
5.50% 4/15/23	NZD	13,000,000	9,726,661
6.00% 12/15/17	NZD	22,500,000	15,456,344
6.00% 5/15/21	NZD	21,000,000	15,672,853

			45,851,850

Peru–0.01%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	139,517

			139,517

Philippines–0.65%
Philippine Government Bonds
1.625% 4/25/16	PHP	107,340,000	2,288,551
7.00% 1/27/16	PHP	121,510,000	2,640,331
9.125% 9/4/16	PHP	6,310,000	143,080
Philippine Treasury Bills
≠1.276% 8/3/16	PHP	15,330,000	325,414
≠1.282% 2/3/16	PHP	30,750,000	654,209
≠1.355% 11/4/15	PHP	5,590,000	119,502
≠1.355% 9/7/16	PHP	6,180,000	129,326
≠1.432% 3/2/16	PHP	11,590,000	246,710
≠1.435% 12/2/15	PHP	13,890,000	296,425
≠1.493% 10/7/15	PHP	17,940,000	383,872
≠1.863% 7/6/16	PHP	410,000	8,627

			7,236,047

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland–4.44%
Poland Government Bonds
•1.79% 1/25/17	PLN	13,308,000	$3,505,384
•1.79% 1/25/21	PLN	11,269,000	2,905,996
4.75% 10/25/16	PLN	40,450,000	10,985,423
5.25% 10/25/17	PLN	33,530,000	9,444,802
5.25% 10/25/20	PLN	20,500,000	6,128,582
5.50% 10/25/19	PLN	21,750,000	6,451,334
5.75% 10/25/21	PLN	15,050,000	4,671,168
5.75% 4/25/29	PLN	15,000,000	5,089,871

			49,182,560

Portugal–1.23%
#Portugal Government International Bond 144A 5.125% 10/15/24		3,840,000	4,088,141
Portugal Obrigacoes do Tesouro OT
#144A 3.875% 2/15/30	EUR	7,500,000	9,339,371
#144A 4.95% 10/25/23	EUR	38,200	51,699
#144A 5.65% 2/15/24	EUR	94,800	133,816

			13,613,027

Republic of Korea–1.88%
Korea Monetary Stabilization Bonds
1.56% 8/9/16	KRW	111,300,000	93,947
1.57% 7/9/16	KRW	1,173,600,000	990,743
1.62% 6/9/16	KRW	1,431,000,000	1,208,303
1.96% 2/2/17	KRW	733,200,000	622,214
2.07% 12/2/16	KRW	3,825,600,000	3,248,416
2.46% 8/2/16	KRW	9,507,160,000	8,085,875
2.90% 12/2/15	KRW	1,580,000,000	1,336,287
Korea Treasury Bonds 3.00% 12/10/16	KRW	6,181,420,000	5,305,535

			20,891,320

Republic of Lithuania–0.29%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,917,409
#144A 7.375% 2/11/20		1,060,000	1,274,650

			3,192,059

Serbia–0.35%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,387,289
#144A 5.25% 11/21/17		880,000	914,100
#144A 7.25% 9/28/21		1,390,000	1,562,013

			3,863,402

Singapore–1.61%
Monetary Authority of Singapore
≠0.703% 1/5/16	SGD	320,000	224,180
≠0.752% 10/27/15	SGD	30,000	21,067
≠0.781% 10/9/15	SGD	1,680,000	1,180,346

LVIP Global Income Fund––10

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Singapore (continued)
Monetary Authority of Singapore (continued)
≠0.782% 10/30/15	SGD	21,060,000	$14,787,391
Singapore Government Bond 1.125% 4/1/16	SGD	2,310,000	1,621,708

			17,834,692

Slovenia–0.78%
Slovenia Government International Bonds
#144A 5.50% 10/26/22		4,340,000	4,890,112
#144A 5.85% 5/10/23		3,285,000	3,769,800

			8,659,912

Spain–3.69%
Spain Government Bond 1.40% 1/31/20	EUR	18,076,000	20,764,476
#144A 1.60% 4/30/25	EUR	14,270,000	15,652,812
#144A 4.20% 1/31/37	EUR	3,298,000	4,509,310

			40,926,598

Ukraine–1.98%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	158,040
#144A 8.375% 11/3/17		100,000	78,770
Ukraine Government International Bonds
#144A 4.95% 10/13/15	EUR	100,000	91,794
#144A 6.25% 6/17/16		1,090,000	864,261
#144A 6.58% 11/21/16		1,028,000	815,615
#144A 6.75% 11/14/17		1,790,000	1,427,525
#144A 7.50% 4/17/23		4,330,000	3,469,672
#144A 7.75% 9/23/20		3,443,000	2,780,894
#144A 7.80% 11/28/22		2,960,000	2,360,600
#144A 7.95% 2/23/21		3,670,000	2,926,825
#144A 9.25% 7/24/17		8,870,000	7,037,263

			22,011,259

United Kingdom–5.68%
United Kingdom Gilt
4.25% 12/7/27	GBP	7,000,000	13,298,420
4.25% 9/7/39	GBP	3,000,000	6,027,077
4.50% 9/7/34	GBP	9,250,000	18,669,155
4.75% 3/7/20	GBP	9,000,000	15,793,632
5.00% 3/7/25	GBP	4,700,000	9,197,767

			62,986,051

Total Sovereign Bonds (Cost $673,974,998)			604,042,389

SUPRANATIONAL BANKS–1.63%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	10,315,047

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank 1.40% 6/20/17	JPY	910,000,000	$7,805,093

Total Supranational Banks (Cost $17,999,653)			18,120,140

U.S. TREASURY OBLIGATIONS–20.61%
U.S. Treasury Bonds
3.125% 8/15/44		10,500,000	10,992,397
3.625% 8/15/43		9,143,000	10,525,998
U.S. Treasury Notes
0.625% 8/15/16		4,500,000	4,511,075
0.625% 5/31/17		25,000,000	25,021,800
0.625% 4/30/18		24,000,000	23,881,248
0.875% 12/31/16		26,500,000	26,636,289
1.00% 8/31/19		25,000,000	24,825,350
1.125% 4/30/20		21,500,000	21,314,670
1.625% 6/30/19		22,264,900	22,661,928
1.625% 8/15/22		23,250,000	23,057,909
1.75% 5/15/22		21,000,000	21,035,133
2.50% 5/15/24		7,680,000	8,001,600
4.50% 11/15/15		6,000,000	6,032,346

Total U.S. Treasury Obligations (Cost $221,016,317)			228,497,743

		Number of Shares

MONEY MARKET FUND–4.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares		48,936,278	48,936,278

Total Money Market Fund (Cost $48,936,278)			48,936,278

		Principal Amount°

SHORT-TERM INVESTMENTS–1.60%
≠Discount Note–1.15%
Federal Home Loan Bank 0.01% 10/1/15		11,705,000	11,705,000
Freddie Mac 0.01% 10/1/15		1,000,000	1,000,000

			12,705,000

≠U.S. Treasury Obligations–0.45%
U.S. Treasury Bill 0.01% 10/1/15		5,000,000	5,000,000

			5,000,000

Total Short-Term Investments (Cost $17,705,000)			17,705,000

LVIP Global Income Fund—11

LVIP Global Income Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–97.11% (Cost $1,142,209,831)	$1,076,772,394
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.89%	32,040,086

NET ASSETS APPLICABLE TO 102,296,448 SHARES OUTSTANDING–100.00%	$1,108,812,480

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $105,141,540, which represents 9.48% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

«	Includes $253,097 cash pledged as collateral for futures contracts as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $42,006, which represents 0.00% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(12,137,044)	USD	15,100,000	11/25/15	$1,525,989
BAML	EUR	(251,705)	USD	287,404	2/26/16	5,310
BCLY	CLP	64,000,000	USD	(93,669)	11/5/15	(2,031)
BCLY	CLP	30,560,000	USD	(43,477)	11/19/15	222
BCLY	CLP	173,000,000	USD	(247,354)	12/2/15	(283)
BCLY	EUR	(617,237)	USD	783,872	10/27/15	93,885
BCLY	EUR	(174,440)	USD	219,138	11/6/15	24,107
BCLY	EUR	(4,516,000)	USD	5,326,961	1/19/16	269,916
BCLY	EUR	(357,000)	USD	389,372	1/20/16	(10,407)
BCLY	EUR	(268,000)	USD	312,782	1/21/16	12,662
BCLY	EUR	(1,015,000)	USD	1,114,916	2/8/16	(22,182)
BCLY	EUR	(142,000)	USD	161,384	2/11/16	2,292
BCLY	EUR	(627,000)	USD	718,648	2/22/16	16,010
BCLY	EUR	(725,415)	USD	827,792	2/26/16	14,796
BCLY	EUR	(992,741)	USD	1,105,953	3/9/16	(6,936)
BCLY	EUR	(233,016)	USD	249,359	3/16/16	(11,897)
BCLY	EUR	(63,718)	USD	72,409	3/21/16	961
BCLY	EUR	(145,209)	USD	156,014	3/23/16	(6,819)
BCLY	EUR	(153,728)	USD	171,850	3/24/16	(538)
BCLY	EUR	(8,017,383)	USD	8,833,151	3/29/16	(158,515)
BCLY	EUR	(590,000)	USD	652,118	3/30/16	(9,598)
BCLY	EUR	(590,000)	USD	663,059	3/31/16	1,326
BCLY	EUR	(390,401)	USD	422,700	4/22/16	(15,429)
BCLY	EUR	(273,608)	USD	299,043	4/29/16	(8,073)
BCLY	EUR	(60,000)	USD	67,224	5/9/16	(142)
BCLY	EUR	(878,515)	USD	1,009,062	5/18/16	22,444

LVIP Global Income Fund—12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	EUR	(251,004)	USD	292,363	5/26/16	$10,411
BCLY	EUR	(343,382)	USD	374,506	5/31/16	(11,267)
BCLY	EUR	(405,004)	USD	465,096	6/22/16	9,820
BCLY	EUR	(1,130,000)	USD	1,275,854	6/30/16	5,313
BCLY	EUR	(767,000)	USD	847,143	7/28/16	(15,911)
BCLY	EUR	(59,984)	USD	66,846	7/29/16	(651)
BCLY	EUR	(97,592)	USD	107,729	8/5/16	(2,108)
BCLY	EUR	(705,000)	USD	789,229	8/18/16	(4,516)
BCLY	JPY	(288,100,000)	USD	2,675,613	10/13/15	273,599
BCLY	JPY	(108,530,000)	USD	1,019,922	10/22/15	114,962
BCLY	JPY	(81,840,000)	USD	693,430	2/25/16	8,995
BCLY	JPY	(190,420,000)	USD	1,604,279	2/26/16	11,746
BCLY	JPY	(288,085,900)	USD	2,415,490	3/9/16	5,523
BCLY	JPY	(192,553,560)	USD	1,625,528	3/28/16	14,066
BCLY	JPY	(122,220,000)	USD	1,032,132	4/18/16	8,656
BCLY	JPY	(34,125,000)	USD	289,808	5/26/16	3,726
BCLY	JPY	(275,090,000)	USD	2,215,323	6/10/16	(91,879)
BCLY	JPY	(79,441,000)	USD	647,902	6/30/16	(18,766)
BCLY	JPY	(49,760,000)	USD	407,376	7/29/16	(10,566)
BCLY	JPY	(13,360,000)	USD	108,314	8/12/16	(3,944)
BCLY	JPY	(11,394,000)	USD	92,951	8/24/16	(2,822)
BCLY	JPY	(24,430,094)	USD	204,890	9/20/16	(621)
BNYM	EUR	(12,716,500)	USD	14,072,061	10/30/15	(143,915)
BNYM	GBP	(25,437,000)	USD	39,633,875	10/30/15	1,158,393
BNYM	JPY	1,243,536,500	USD	(10,306,887)	10/30/15	63,170
BNYM	NZD	(72,000,500)	USD	47,793,931	10/30/15	1,865,090
BNYM	PLN	(72,951,500)	USD	19,384,372	10/30/15	204,572
BNYM	SEK	158,638,500	USD	(18,518,689)	10/30/15	445,299
CITI	AUD	(1,703,000)	USD	1,358,798	11/19/15	166,713
CITI	CLP	509,600,000	USD	(788,793)	10/8/15	(57,167)
CITI	CLP	10,158,000	USD	(14,742)	11/10/15	(204)
CITI	EUR	(4,177,000)	USD	5,230,126	11/9/15	559,822
CITI	EUR	(625,871)	USD	700,837	11/13/15	1,005
CITI	EUR	(126,500)	USD	144,123	1/29/16	2,438
CITI	EUR	(45,000)	USD	51,687	2/9/16	1,273
CITI	EUR	(2,897,361)	USD	3,179,274	3/10/16	(68,815)
CITI	EUR	(162,300)	USD	173,904	3/16/16	(8,066)
CITI	EUR	(319,130)	USD	360,395	3/29/16	2,484
CITI	EUR	(1,630,646)	USD	1,813,645	5/26/16	(18,056)
CITI	EUR	(213,050)	USD	235,257	7/28/16	(4,474)
CITI	EUR	(1,774,000)	USD	1,962,310	8/5/16	(34,293)
CITI	EUR	(146,969)	USD	161,423	8/10/16	(4,010)
CITI	INR	47,593,000	USD	(704,455)	12/11/15	12,084
CITI	JPY	(105,000,000)	USD	986,805	10/22/15	111,278
CITI	JPY	(5,392,769)	USD	47,303	11/10/15	2,326
CITI	JPY	(706,240,400)	USD	6,172,122	11/12/15	281,699
CITI	JPY	(18,273,000)	USD	152,696	11/16/15	282
CITI	JPY	(37,115,000)	USD	320,495	11/19/15	10,909
CITI	JPY	(41,691,000)	USD	359,715	11/20/15	11,955
CITI	JPY	(15,350,000)	USD	129,474	1/14/16	1,218
CITI	JPY	(18,282,000)	USD	156,736	2/9/16	3,895
CITI	JPY	(163,190,000)	USD	1,312,977	2/12/16	(51,410)
CITI	JPY	(326,760,000)	USD	2,748,446	2/16/16	16,257
CITI	JPY	(24,520,467)	USD	204,133	3/16/16	(1,022)
CITI	JPY	(294,831,000)	USD	2,451,287	3/22/16	(15,803)

LVIP Global Income Fund—13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	JPY	(25,100,000)	USD	210,105	4/13/16	$(53)
CITI	JPY	(11,693,000)	USD	95,335	6/5/16	(2,720)
CITI	JPY	(230,500,000)	USD	1,871,006	6/8/16	(62,102)
CITI	JPY	(430,080,000)	USD	3,466,290	6/10/16	(140,825)
CITI	JPY	(296,974,000)	USD	2,414,462	7/25/16	(79,577)
CITI	JPY	(336,389,300)	USD	2,735,650	8/8/16	(90,568)
CITI	JPY	(36,124,000)	USD	292,423	8/10/16	(11,094)
CITI	PLN	(1,399,554)	USD	369,616	10/1/15	1,315
CITI	SGD	1,904,081	USD	(1,423,399)	11/16/15	(87,504)
DB	AUD	(140,000)	USD	110,950	10/22/15	12,805
DB	AUD	(239,687)	USD	183,827	12/17/15	16,307
DB	CAD	(260,000)	USD	203,713	1/14/16	8,960
DB	CLP	17,062,000	USD	(24,631)	10/6/15	(131)
DB	CLP	5,895,000	USD	(9,237)	10/7/15	(773)
DB	CLP	51,753,000	USD	(79,976)	10/15/15	(5,725)
DB	CLP	396,480,000	USD	(580,158)	10/21/15	(11,641)
DB	CLP	21,370,000	USD	(31,085)	10/26/15	(457)
DB	CLP	31,867,000	USD	(45,071)	10/28/15	593
DB	CLP	16,426,000	USD	(23,187)	11/2/15	339
DB	CLP	16,303,000	USD	(23,862)	11/6/15	(521)
DB	CLP	135,438,500	USD	(198,144)	11/12/15	(4,345)
DB	CLP	38,881,750	USD	(56,301)	11/13/15	(671)
DB	CLP	647,365,500	USD	(942,788)	11/16/15	(16,828)
DB	CLP	63,300,000	USD	(91,828)	11/23/15	(1,348)
DB	CLP	70,030,000	USD	(101,589)	11/30/15	(1,557)
DB	CLP	38,881,750	USD	(56,138)	12/11/15	(657)
DB	CLP	20,225,000	USD	(29,127)	12/17/15	(285)
DB	EUR	(819,566)	KRW	1,022,000,000	3/29/16	(60,108)
DB	EUR	(973,751)	PLN	4,140,000	10/8/15	1,019
DB	EUR	(63,137)	PLN	266,000	10/21/15	(618)
DB	EUR	(358,896)	PLN	1,518,347	12/24/15	(3,087)
DB	EUR	(486,975)	PLN	2,120,000	1/12/16	11,032
DB	EUR	(873,178)	USD	950,847	10/8/15	(24,962)
DB	EUR	(1,320,000)	USD	1,696,728	10/21/15	221,283
DB	EUR	(984,386)	USD	1,102,739	10/22/15	2,413
DB	EUR	(193,000)	USD	244,984	10/26/15	29,240
DB	EUR	(775,000)	USD	985,877	10/28/15	119,519
DB	EUR	(416,044)	USD	531,267	10/30/15	66,165
DB	EUR	(24,586)	USD	31,138	11/3/15	3,651
DB	EUR	(187,000)	USD	234,541	11/5/15	25,470
DB	EUR	(143,000)	USD	178,213	11/12/15	18,318
DB	EUR	(81,717)	USD	102,264	11/16/15	10,886
DB	EUR	(22,847)	USD	28,559	11/19/15	3,010
DB	EUR	(564,000)	USD	703,099	11/30/15	72,267
DB	EUR	(400,000)	USD	499,080	12/4/15	51,637
DB	EUR	(2,121,000)	USD	2,639,266	12/14/15	266,118
DB	EUR	(590,000)	USD	736,626	12/15/15	76,470
DB	EUR	(1,022,921)	USD	1,161,445	12/17/15	16,833
DB	EUR	(878,675)	USD	1,053,900	1/7/16	70,211
DB	EUR	(3,692,451)	USD	4,017,757	1/14/16	(116,625)
DB	EUR	(196,000)	USD	213,404	1/22/16	(6,092)
DB	EUR	(1,010,900)	USD	1,114,820	1/27/16	(17,389)
DB	EUR	(2,454,512)	USD	2,771,954	2/22/16	21,341
DB	EUR	(8,528,000)	USD	9,715,950	2/26/16	158,335
DB	EUR	(51,000)	USD	57,482	3/2/16	318

LVIP Global Income Fund—14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(476,300)	USD	537,028	3/4/16	$3,141
DB	EUR	(15,032,821)	USD	16,605,220	3/29/16	(254,410)
DB	EUR	(77,628)	USD	85,204	3/31/16	(1,862)
DB	EUR	(780,573)	USD	845,227	4/13/16	(30,560)
DB	EUR	(388,000)	USD	434,761	5/23/16	(1,042)
DB	EUR	(683,600)	USD	774,450	6/13/16	6,186
DB	EUR	(865,000)	USD	964,475	7/18/16	(8,586)
DB	EUR	(268,384)	USD	295,958	7/25/16	(6,012)
DB	EUR	(9,978)	USD	11,166	7/29/16	(62)
DB	EUR	(99,312)	USD	112,321	8/17/16	511
DB	GBP	(658,064)	USD	1,023,487	1/14/16	28,340
DB	GBP	200,000	USD	(308,240)	2/22/16	(5,842)
DB	INR	34,425,000	USD	(533,441)	10/27/15	(10,838)
DB	INR	71,318,400	USD	(1,075,212)	10/28/15	7,265
DB	INR	125,496,350	USD	(1,912,300)	10/30/15	(8,219)
DB	INR	64,954,250	USD	(997,914)	11/6/15	(13,717)
DB	INR	13,590,000	USD	(201,005)	1/14/16	2,423
DB	JPY	(284,100,000)	USD	2,640,089	10/13/15	271,424
DB	JPY	(338,543,000)	USD	2,951,680	11/16/15	127,907
DB	JPY	(29,985,000)	USD	258,535	11/18/15	8,426
DB	JPY	(28,991,000)	USD	243,409	1/7/16	1,212
DB	JPY	(309,802,900)	USD	2,500,124	1/14/16	(88,425)
DB	JPY	(41,390,576)	USD	353,053	1/29/16	7,103
DB	JPY	(13,360,000)	USD	107,533	2/12/16	(4,166)
DB	JPY	(280,442,000)	USD	2,345,357	2/22/16	150
DB	JPY	(11,260,000)	USD	91,527	2/24/16	(2,639)
DB	JPY	(54,738,000)	USD	463,331	2/29/16	5,513
DB	JPY	(129,367,000)	USD	1,077,429	3/24/16	(5,136)
DB	JPY	(97,000,000)	USD	787,682	6/13/16	(25,936)
DB	JPY	(25,363,000)	USD	206,015	8/18/16	(7,138)
DB	JPY	(23,347,000)	USD	196,275	8/29/16	2
DB	KRW	25,405,920,000	USD	(21,600,000)	3/21/16	(243,279)
DB	MYR	(361,000)	USD	93,046	1/14/16	11,503
DB	NZD	(250,000)	USD	162,550	1/11/16	3,928
GCM	DKK	(11,630,245)	USD	1,782,959	2/17/16	34,663
GSC	EUR	(275,000)	USD	348,383	10/9/15	41,056
GSC	EUR	(1,929,000)	USD	2,453,688	10/29/15	297,261
GSC	EUR	(388,556)	USD	437,455	11/9/15	3,011
GSC	EUR	(210,000)	USD	234,576	11/13/15	(240)
GSC	EUR	(456,438)	USD	514,446	11/16/15	4,044
GSC	EUR	(305,000)	USD	342,362	11/23/15	1,263
GSC	EUR	(311,000)	USD	339,792	12/1/15	(8,069)
GSC	EUR	(970,000)	USD	1,066,510	1/27/16	(19,891)
GSC	EUR	(97,000)	USD	111,501	2/9/16	2,831
GSC	EUR	(203,000)	USD	223,042	2/12/16	(4,397)
GSC	EUR	(115,000)	USD	132,126	2/17/16	3,268
GSC	EUR	(390,000)	USD	428,376	3/31/16	(9,041)
GSC	JPY	(24,447,000)	USD	204,291	11/13/15	388
GSC	JPY	(170,648,500)	USD	1,377,786	12/1/15	(45,936)
GSC	JPY	(43,530,000)	USD	372,130	1/27/16	8,315
GSC	JPY	(52,074,000)	USD	441,885	2/12/16	6,509
GSC	JPY	(169,827,630)	USD	1,440,083	2/17/16	20,047
HSBC	EUR	(3,623,062)	KRW	4,867,766,000	3/31/16	28,084
HSBC	EUR	(461,000)	USD	500,166	10/13/15	(15,058)
HSBC	EUR	(94,000)	USD	104,518	3/9/16	(858)

LVIP Global Income Fund—15

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	EUR	(520,000)	USD	584,409	3/31/16	$1,187
HSBC	EUR	(799,545)	USD	851,915	4/18/16	(45,281)
HSBC	EUR	(3,710,250)	USD	4,206,087	6/6/16	37,118
HSBC	EUR	(1,775,000)	USD	1,959,422	8/5/16	(38,306)
HSBC	INR	484,108,000	USD	(7,400,000)	10/8/15	(24,551)
HSBC	INR	38,132,000	USD	(588,146)	10/30/15	(9,592)
HSBC	INR	25,151,000	USD	(384,049)	11/5/15	(2,885)
HSBC	INR	124,417,000	USD	(1,925,698)	11/13/15	(43,024)
HSBC	JPY	(569,000,000)	USD	5,280,864	10/9/15	537,096
HSBC	JPY	(19,870,000)	USD	174,179	11/12/15	8,453
HSBC	JPY	(7,824,000)	USD	66,929	11/24/15	1,663
HSBC	JPY	(345,200,000)	USD	2,757,078	12/9/15	(123,872)
HSBC	JPY	(50,970,000)	USD	415,207	1/19/16	(10,717)
HSBC	JPY	(53,562,442)	USD	457,730	1/28/16	10,055
HSBC	JPY	(246,670,000)	USD	2,093,990	2/12/16	31,650
HSBC	JPY	(22,597,000)	USD	183,648	2/24/16	(5,328)
HSBC	JPY	(36,590,000)	USD	310,174	2/25/16	4,169
HSBC	JPY	(39,672,000)	USD	332,177	2/29/16	369
HSBC	JPY	(53,500,000)	USD	450,052	3/4/16	2,550
HSBC	JPY	(292,980,000)	USD	2,363,409	6/1/16	(93,189)
HSBC	JPY	(51,004,000)	USD	413,926	8/22/16	(14,767)
HSBC	SGD	630,000	USD	(466,760)	12/22/15	(25,329)
JPMC	AUD	(2,400,000)	IDR	26,400,000,000	6/23/16	(23,595)
JPMC	AUD	(1,054,022)	IDR	11,570,000,000	6/24/16	(12,028)
JPMC	AUD	(7,412,000)	USD	5,962,212	11/18/15	773,606
JPMC	AUD	(5,428,000)	USD	4,326,116	11/19/15	526,563
JPMC	CLP	600,075,000	USD	(871,315)	11/9/15	(12,421)
JPMC	CLP	10,067,000	USD	(14,607)	11/16/15	(209)
JPMC	CLP	66,100,000	USD	(93,381)	11/27/15	1,065
JPMC	CLP	3,644,767,200	USD	(5,233,726)	12/4/15	(29,401)
JPMC	CLP	103,600,000	USD	(150,789)	12/21/15	(3,100)
JPMC	EUR	(4,233,866)	KRW	5,478,200,000	10/14/15	(112,444)
JPMC	EUR	(170,000)	USD	215,452	10/7/15	25,474
JPMC	EUR	(270,000)	USD	341,782	10/14/15	40,019
JPMC	EUR	(110,916)	USD	138,983	11/12/15	14,962
JPMC	EUR	(395,000)	USD	493,090	12/15/15	51,121
JPMC	EUR	(4,288,000)	USD	5,071,413	1/15/16	270,101
JPMC	EUR	(4,269,000)	USD	5,044,463	1/19/16	264,010
JPMC	EUR	(4,310,000)	USD	5,045,410	1/25/16	218,414
JPMC	EUR	(214,000)	USD	245,682	2/17/16	5,893
JPMC	EUR	(324,000)	USD	359,019	2/22/16	(4,066)
JPMC	EUR	(51,000)	USD	54,613	3/16/16	(2,568)
JPMC	EUR	(566,000)	USD	604,838	4/14/16	(30,219)
JPMC	EUR	(108,077)	USD	117,746	4/21/16	(3,540)
JPMC	EUR	(81,085)	USD	93,062	5/20/16	1,995
JPMC	EUR	(292,994)	USD	328,450	5/26/16	(669)
JPMC	EUR	(1,774,000)	USD	1,978,524	7/29/16	(17,696)
JPMC	EUR	(784,000)	USD	873,270	8/22/16	(9,517)
JPMC	EUR	(3,750,000)	USD	4,248,881	9/6/16	24,629
JPMC	INR	471,150,000	USD	(7,338,247)	10/19/15	(175,021)
JPMC	INR	998,000	USD	(15,434)	11/23/15	(361)
JPMC	JPY	(1,144,000,000)	USD	10,560,812	10/7/15	1,023,485
JPMC	JPY	(176,475,000)	USD	1,669,631	10/19/15	198,174
JPMC	JPY	(333,310,000)	USD	3,152,612	10/20/15	373,425
JPMC	JPY	(274,457,000)	USD	2,411,494	11/12/15	122,375

LVIP Global Income Fund—16

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	JPY	(176,475,000)	USD	1,518,868	1/20/16	$ 44,145
JPMC	JPY	(246,545,000)	USD	2,092,973	2/12/16	31,678
JPMC	JPY	(163,630,000)	USD	1,380,873	2/16/16	12,688
JPMC	JPY	(174,740,000)	USD	1,479,111	2/17/16	17,999
JPMC	JPY	(113,300,000)	USD	956,138	3/3/16	8,456
JPMC	JPY	(24,468,902)	USD	203,576	3/29/16	(1,207)
JPMC	JPY	(5,819,000)	USD	48,726	3/31/16	23
JPMC	JPY	(160,970,000)	USD	1,365,122	4/21/16	17,032
JPMC	JPY	(26,934,000)	USD	226,781	5/20/16	1,023
JPMC	JPY	(271,440,000)	USD	2,202,058	6/13/16	(74,732)
JPMC	JPY	(114,500,000)	USD	933,113	6/16/16	(27,377)
JPMC	JPY	(11,285,000)	USD	94,433	8/17/16	(404)
JPMC	JPY	(34,396,000)	USD	279,105	8/22/16	(9,996)
JPMC	JPY	(59,316,000)	USD	503,484	8/26/16	4,869
JPMC	JPY	(27,309,000)	USD	229,490	8/29/16	(92)
JPMC	JPY	(124,260,500)	USD	1,218,240	9/2/16	173,481
MSC	CLP	507,090,000	USD	(748,058)	10/23/15	(21,074)
MSC	CLP	92,140,000	USD	(133,600)	11/9/15	(1,719)
MSC	CLP	456,154,400	USD	(660,423)	11/10/15	(7,587)
MSC	CLP	231,650,000	USD	(335,190)	11/17/15	(3,882)
MSC	CLP	42,500,000	USD	(60,537)	12/2/15	160
MSC	EUR	(267,000)	USD	292,672	3/10/16	(6,649)
MSC	EUR	(788,000)	USD	869,952	7/18/16	(16,490)
MSC	EUR	(1,139,000)	USD	1,245,097	7/22/16	(36,334)
MSC	EUR	(196,000)	USD	221,296	8/15/16	642
MSC	EUR	(196,000)	USD	219,753	8/17/16	(913)
MSC	JPY	(328,879,680)	USD	2,751,164	10/16/15	9,051
MSC	JPY	(9,000,000)	USD	78,482	11/16/15	3,414
MSC	JPY	(256,633,500)	USD	2,173,184	12/16/15	30,774
MSC	JPY	(48,880,000)	USD	406,337	3/22/16	(2,681)
MSC	JPY	(12,000,000)	USD	96,909	8/8/16	(3,911)
SCB	EUR	(3,415,000)	USD	3,818,038	11/13/15	(526)
SCB	EUR	(107,800)	USD	133,167	12/9/15	12,567
SCB	EUR	(230,000)	USD	246,841	4/13/16	(11,214)
SCB	JPY	(18,274,000)	USD	152,694	11/13/15	277
SCB	JPY	(5,370,800)	USD	46,913	11/16/15	2,116
SCB	JPY	(46,050,000)	USD	390,850	1/14/16	6,081
SCB	JPY	(63,360,000)	USD	513,210	1/19/16	(16,249)
SCB	JPY	(31,894,000)	USD	269,056	5/26/16	1,677

						$11,038,811

LVIP Global Income Fund—17

LVIP Global Income Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(31) U.S. Treasury 2 yr Notes	$(6,782,144)	$(6,789,969)	1/2/16	$(7,825)
(67) U.S. Treasury 5 yr Notes	(8,023,635)	(8,074,547)	1/2/16	(50,912)
(30) U.S. Treasury 10 yr Notes	(3,818,102)	(3,862,031)	12/22/15	(43,929)
(2) U.S. Treasury Long Bond	(311,573)	(315,625)	12/22/15	(4,052)

	$(18,935,454)			$(106,718)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	Alcatel Lucent USA		600,000	5.00%	9/20/17	$346
BCLY	CenturyLink		1,000,000	5.00%	6/20/17	14,204
BCLY	Pactiv		1,000,000	5.00%	6/20/17	(16,876)
BCLY	Tenet Healthcare		400,000	5.00%	3/20/19	6,171
CITI	Beazer Homes USA		3,000,000	5.00%	6/20/19	112,202
CITI	Dell		1,500,000	1.00%	6/20/16	(1,538)
CITI	Kinder Morgan Energy Partners		800,000	5.00%	3/20/20	44,507
CITI	Lennar		200,000	5.00%	9/20/19	(7,518)
CITI	Lennar		300,000	5.00%	12/20/19	(7,215)
CITI	Owens-Illinois		150,000	5.00%	6/20/18	(848)
JPMC	DPL		350,000	5.00%	12/20/16	(1,474)
JPMC	Talen Energy		2,000,000	5.00%	6/20/16	(2,592)
JPMC	Tenet Healthcare		400,000	5.00%	12/20/16	(513)
JPMC	Toys R Us		500,000	5.00%	12/20/18	54,341

						$193,197

	Protection Sold/Moody’s Rating:
BCLY	Anadarko Petroleum/Baa		500,000	1.00%	9/20/19	$(20,175)
BCLY	Engie/A	EUR	400,000	1.00%	9/20/20	(3,022)
BCLY	iHeartCommunications/Ca		250,000	5.00%	6/20/18	(83,208)
CITI	Beazer Homes USA/B		200,000	5.00%	9/20/19	(5,068)
CITI	Beazer Homes USA/B		300,000	5.00%	12/20/19	(13,053)
CITI	MCDX.NA.24/A		620,000	1.00%	6/20/20	(1,686)
CITI	Orange/Baa1	EUR	400,000	1.00%	9/20/20	(1,734)
CITI	Tate & Lyle International Finance/Baa	EUR	350,000	1.00%	9/20/19	(711)
CITI	United Mexican States/A		200,000	1.00%	6/20/20	(3,828)
JPMC	General Electric Capital 5 yr CDS/A		1,500,000	1.00%	3/20/19	19,475
JPMC	PSEG Power/A		800,000	1.00%	3/20/20	11,757
JPMC	Republic of Portugal/Ba		1,000,000	1.00%	9/20/19	25,188
JPMC	Tenet Healthcare/Ba		400,000	5.00%	12/20/18	1,428

						$(74,637)

Total						$118,560

LVIP Global Income Fund—18

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts (continued)

Interest Rate Swap Contracts

Counterparty	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
JPMC 3-Month LIBOR Telerate Interest Rate Swap	14,880,000	3.018%	0.329%	8/22/23	$(1,349,053)
JPMC 3-Month LIBOR Telerate Interest Rate Swap	8,500,000	3.848%	0.329%	8/22/43	(2,386,504)
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	24,860,000	0.925%	0.288%	10/17/17	(78,570)
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	4,530,000	2.730%	0.284%	7/7/24	(309,243)
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	1,450,000	1.977%	0.326%	3/27/25	(822)
LCH-DB 3-Month LIBOR Telerate Interest Rate Swap	1,450,000	1.985%	0.326%	3/27/25	(1,762)
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	1,200,000	2.250%	0.326%	12/16/20	(4,368)
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	7,650,000	1.914%	0.295%	1/22/25	28,272
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	9,560,000	1.969%	0.294%	1/23/25	(10,670)
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	5,640,000	1.973%	0.293%	1/27/25	(7,577)
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	1,410,000	1.936%	0.296%	1/29/25	2,575
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	1,190,000	1.941%	0.296%	1/30/25	1,766
LCH-JPMC 3-Month LIBOR Telerate Interest Rate Swap	1,880,000	1.816%	0.300%	2/3/25	23,595

Total	84,200,000				$(4,092,361)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GCM–Greenwich Capital Management

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

MCDX.NA–Municipal Credit Default Index North America

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

LVIP Global Income Fund—19

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REL–Real Estate

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

USD–United States Dollar

Yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligation	$—	$1,708,438	$1,708,438
Agency Mortgage-Backed Securities	—	5,261,702	5,261,702
Commercial Mortgage-Backed Securities	—	15,833,494	15,833,494
Corporate Bonds	—	82,955,957	82,955,957
Municipal Bonds	—	1,055,169	1,055,169
Non-Agency Asset-Backed Securities	—	32,977,238	32,977,238
Non-Agency Collateralized Mortgage Obligations	—	10,781,336	10,781,336
Senior Secured Loans	—	8,897,510	8,897,510
Sovereign Bonds	—	604,042,389	604,042,389
Supranational Banks	—	18,120,140	18,120,140
U.S. Treasury Obligations	—	228,497,743	228,497,743
Money Market Fund	48,936,278	—	48,936,278
Short-Term Investments	—	17,705,000	17,705,000

Total	$48,936,278	$1,027,836,116	$1,076,772,394

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$11,038,811	$11,038,811

Futures Contracts	$(106,718)	$—	$(106,718)

Swap Contracts	$—	$(3,973,801)	$(3,973,801)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Global Income Fund—20

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–42.09%
U.S. MARKETS–29.91%
Aerospace & Defense–0.89%
Boeing	652	$85,379

		85,379

Automobiles–0.31%
General Motors	1,001	30,050

		30,050

Banks–2.98%
BB&T	689	24,528
JPMorgan Chase	3,072	187,300
Wells Fargo	1,446	74,252

		286,080

Beverages–0.45%
PepsiCo	456	43,001

		43,001

Capital Markets–1.58%
Ameriprise Financial	515	56,202
Ares Capital	6,063	87,792
Virtu Financial Class A	364	8,343

		152,337

Communications Equipment–1.23%
Cisco Systems	3,165	83,081
QUALCOMM	646	34,710

		117,791

Consumer Finance–0.30%
Navient	2,541	28,561

		28,561

Containers & Packaging–0.77%
Packaging Corp of America	1,228	73,876

		73,876

Diversified Telecommunication Services–1.84%
AT&T	5,416	176,453

		176,453

Electric Utilities–2.01%
FirstEnergy	2,512	78,651
NextEra Energy	635	61,944
Pinnacle West Capital	825	52,915

		193,510

Electrical Equipment–0.43%
Eaton	797	40,886

		40,886

Health Care Equipment & Supplies–0.46%
Medtronic	661	44,247

		44,247

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products–0.47%
Procter & Gamble	634	$45,610

		45,610

Industrial Conglomerates–1.89%
General Electric	7,217	182,013

		182,013

Insurance–1.92%
Arthur J. Gallagher	1,068	44,087
MetLife	1,219	57,476
Prudential Financial	1,093	83,297

		184,860

Media–0.75%
Viacom Class B	1,667	71,931

		71,931

Oil, Gas & Consumable Fuels–0.95%
Devon Energy	633	23,478
Exxon Mobil	692	51,450
Williams	446	16,435

		91,363

Pharmaceuticals–3.88%
Bristol-Myers Squibb	1,241	73,467
Johnson & Johnson	1,034	96,524
Merck	1,205	59,515
Pfizer	4,556	143,104

		372,610

Real Estate Investment Trusts–2.66%
Brixmor Property Group	1,855	43,555
RLJ Lodging Trust	1,662	41,999
Starwood Property Trust	4,643	95,274
Two Harbors Investment	8,479	74,785

		255,613

Semiconductors & Semiconductor Equipment–0.99%
Intel	3,144	94,760

		94,760

Software–0.38%
Microsoft	826	36,559

		36,559

Specialty Retail–0.55%
Gap	1,849	52,697

		52,697

Technology Hardware, Storage & Peripherals–0.79%
EMC	1,722	41,603
Hewlett-Packard	1,353	34,650

		76,253

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Thrifts & Mortgage Finance–0.84%
New York Community Bancorp	4,460	$80,548

		80,548

Tobacco–0.59%
Altria Group	1,047	56,957

		56,957

Total U.S. Markets (Cost $3,104,695)		2,873,945

§DEVELOPED MARKETS–12.18%
Auto Components–0.31%
Nokian Renkaat ADR	1,828	29,495

		29,495

Banks–1.33%
Australia & New Zealand Banking Group ADR	2,285	43,529
Banco Bilbao Vizcaya Argentaria ADR	10,123	84,729

		128,258

Beverages–0.52%
Anheuser-Busch InBev ADR	468	49,758

		49,758

Capital Markets–0.69%
†Credit Suisse Group ADR	2,775	66,683

		66,683

Communications Equipment–0.40%
Telefonaktiebolaget LM Ericsson ADR	3,976	38,885

		38,885

Diversified Telecommunication Services–0.35%
Telefonica ADR	2,756	33,182

		33,182

Electric Utilities–0.49%
Iberdrola ADR	1,773	47,144

		47,144

Household Products–0.45%
Reckitt Benckiser Group ADR	2,380	43,435

		43,435

Insurance–1.88%
@Direct Line Insurance Group ADR	2,579	52,766
Everest Re Group	317	54,949
Validus Holdings	969	43,673
†Zurich Insurance Group ADR	1,206	29,619

		181,007

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Machinery–0.47%
Volvo ADR	4,727	$45,143

		45,143

Oil, Gas & Consumable Fuels–1.26%
Royal Dutch Shell ADR Class A	1,338	63,408
TOTAL ADR	1,287	57,542

		120,950

Personal Products–0.84%
Unilever New York Shares	2,000	80,400

		80,400

Pharmaceuticals–1.16%
Novartis ADR	460	42,283
Sanofi ADR	1,448	68,737

		111,020

Specialty Retail–0.82%
Hennes & Mauritz ADR	10,877	78,641

		78,641

Transportation Infrastructure–0.56%
=Sydney Airport	12,797	53,496

		53,496

Wireless Telecommunication Services–0.65%
Vodafone Group ADR	1,964	62,337

		62,337

Total Developed Markets (Cost $1,323,844)		1,169,834

Total Common Stock (Cost $4,428,539)		4,043,779

CONVERTIBLE PREFERRED STOCK–4.31%
Capital One Financial 6.00% exercise price $25.00, expiration date 12/31/49	1,000	24,760
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	446	19,468
•Morgan Stanley 6.375% exercise price $25.00, expiration date 12/31/49	837	21,293
Public Storage 5.75% exercise price $25.00, expiration date 12/31/49	1,884	46,987
•SCE Trust III 5.75% exercise price $25.00, expiration date 12/31/49	4,000	107,760
Taubman Centers 6.50% exercise price $25.00, expiration date 12/31/49	1,816	45,418

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Verizon Communications 5.90% exercise price $25.00, expiration date 2/15/54	4,000	$104,000
Vornado Realty Trust 6.625% exercise price $25.00, expiration date 12/31/49	1,788	44,897

Total Convertible Preferred Stock (Cost $408,136)		414,583

PREFERRED STOCK–0.67%
•GMAC Capital Trust I 8.125%	591	15,088
•Morgan Stanley 5.55%	50,000	49,313

Total Preferred Stock (Cost $65,990)		64,401

MASTER LIMITED PARTNERSHIPS–3.55%
AllianceBernstein Holding	3,608	95,973
DCP Midstream Partners	999	24,156
Energy Transfer Partners	1,593	65,411
Enterprise Products Partners	846	21,065
MarkWest Energy Partners	682	29,265
ONEOK Partners	720	21,067
Plains All American Pipeline	1,108	33,661
Rose Rock Midstream	232	5,647
Targa Resources Partners	1,078	31,305
Teekay LNG Partners	561	13,419

Total Master Limited Partnerships (Cost $486,071)		340,969

	Principal Amount°

CORPORATE BONDS–41.43%
Airlines–0.56%
Air Canada
#144A 6.75% 10/1/19	25,000	26,253
#144A 8.75% 4/1/20	25,000	27,375

		53,628

Banks–4.12%
•Bank of America 5.125% 12/29/49	75,000	73,313
•Citigroup 5.90% 12/29/49	150,000	146,625
JPMorgan Chase
•5.30% 12/29/49	25,000	24,625
•6.125% 12/29/49	50,000	50,000
Wells Fargo
•5.875% 6/15/50	50,000	51,250
•5.90% 12/29/49	50,000	50,125

		395,938

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages–0.51%
Cott Beverages 5.375% 7/1/22	50,000	$48,562

		48,562

Chemicals–0.49%
Ashland 6.875% 5/15/43	50,000	46,750

		46,750

Commercial Services & Supplies–0.21%
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	25,000	19,875

		19,875

Communications Equipment–0.23%
QUALCOMM 4.80% 5/20/45	25,000	21,911

		21,911

Construction & Engineering–0.52%
#AECOM 144A 5.75% 10/15/22	50,000	50,407

		50,407

Consumer Finance–0.26%
•American Express 6.80% 9/1/66	25,000	25,344

		25,344

Diversified Telecommunication Services–2.36%
AT&T 4.75% 5/15/46	50,000	45,992
Frontier Communications
8.50% 4/15/20	50,000	48,750
#144A 8.875% 9/15/20	50,000	49,125
Intelsat Luxembourg 7.75% 6/1/21	125,000	82,969

		226,836

Food & Staples Retailing–1.33%
CVS Health 5.125% 7/20/45	25,000	26,979
Ingles Markets 5.75% 6/15/23	25,000	25,813
#Rite Aid 144A 6.125% 4/1/23	75,000	74,719

		127,511

Food Products–0.28%
#Kraft Heinz Foods 144A 5.20% 7/15/45	25,000	26,578

		26,578

Health Care Providers & Services–4.94%
Amsurg 5.625% 7/15/22	50,000	50,125
Community Health Systems 6.875% 2/1/22	150,000	153,557
DaVita HealthCare Partners 5.00% 5/1/25	125,000	120,313
HCA 4.75% 5/1/23	100,000	100,600
#•Tenet Healthcare 144A 3.837% 6/15/20	50,000	49,719

		474,314

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–1.33%
MGM Resorts International 6.625% 12/15/21	100,000	$103,000
#New Red Finance 144A 4.625% 1/15/22	25,000	24,505

		127,505

Household Durables–0.51%
TRI Pointe Holdings 4.375% 6/15/19	50,000	49,250

		49,250

Household Products–1.09%
HRG Group 7.875% 7/15/19	50,000	52,000
Spectrum Brands 6.625% 11/15/22	50,000	53,125

		105,125

Independent Power & Renewable Electricity Producers–1.30%
#Calpine 144A 7.875% 1/15/23	50,000	53,625
Dynegy 6.75% 11/1/19	20,000	20,150
NRG Energy 7.875% 5/15/21	50,000	50,937

		124,712

Industrial Conglomerates–0.52%
ADS Waste Holdings 8.25% 10/1/20	50,000	50,125

		50,125

Internet & Catalog Retail–0.53%
Amazon.com 4.95% 12/5/44	50,000	51,275

		51,275

IT Services–0.52%
CoreLogic 7.25% 6/1/21	25,000	26,250
#@WEX 144A 4.75% 2/1/23	25,000	24,000

		50,250

Media–4.59%
21st Century Fox America 6.15% 2/15/41	25,000	28,609
CCO Holdings
5.125% 5/1/23	25,000	23,110
5.25% 3/15/21	50,000	49,369
Comcast 4.60% 8/15/45	25,000	25,617
#Nielsen Finance 144A 5.00% 4/15/22	50,000	48,625
Outfront Media Capital 5.875% 3/15/25	50,000	51,063
#Sirius XM Radio 144A 4.625% 5/15/23	100,000	93,875
Univision Communications 5.125% 2/15/25	50,000	47,000
#Videotron 144A 5.375% 6/15/24	75,000	74,063

		441,331

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–4.36%
Antero Resources
5.125% 12/1/22	50,000	$43,250
#144A 5.625% 6/1/23	25,000	22,063
Chesapeake Energy 4.875% 4/15/22	25,000	16,437
Concho Resources 5.50% 4/1/23	25,000	23,937
EP Energy 6.375% 6/15/23	25,000	18,578
#@Halcon Resources 144A 13.00% 2/15/22	32,000	20,680
Kinder Morgan 5.05% 2/15/46	50,000	39,808
Laredo Petroleum
5.625% 1/15/22	25,000	22,500
7.375% 5/1/22	25,000	24,313
MEG Energy
#144A 6.375% 1/30/23	25,000	19,687
#144A 7.00% 3/31/24	50,000	40,000
Oasis Petroleum
6.50% 11/1/21	25,000	19,875
6.875% 1/15/23	25,000	19,500
RSP Permian 6.625% 10/1/22	25,000	24,125
SM Energy 5.00% 1/15/24	50,000	42,563
Whiting Petroleum 6.25% 4/1/23	25,000	21,750

		419,066

Pharmaceuticals–1.51%
Actavis Funding SCS 4.75% 3/15/45	25,000	22,785
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	75,000	73,078
5.875% 5/15/23	25,000	23,953
#144A 6.75% 8/15/21	25,000	25,313

		145,129

Real Estate Investment Trusts–1.03%
DuPont Fabros Technology 5.625% 6/15/23	25,000	25,187
Equinix 5.375% 4/1/23	75,000	73,733

		98,920

Real Estate Management & Development–0.26%
#@Brookfield Residential Properties 144A 6.50% 12/15/20	25,000	24,813

		24,813

Software–1.90%
#@BMC Software Finance 144A 8.125% 7/15/21	50,000	40,594
#@Infor US 144A 6.50% 5/15/22	50,000	46,000
Microsoft 3.75% 2/12/45	50,000	46,318

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
#@Nuance Communications 144A 5.375% 8/15/20	50,000	$50,125

		183,037

Specialty Retail–0.28%
L Brands 5.625% 2/15/22	25,000	26,531

		26,531

Technology Hardware, Storage & Peripherals–0.77%
Apple 4.375% 5/13/45	25,000	24,812
NCR 5.875% 12/15/21	50,000	49,187

		73,999

Thrifts & Mortgage Finance–0.43%
Nationstar Mortgage 6.50% 7/1/21	50,000	41,687

		41,687

Tobacco–0.58%
Reynolds American 5.85% 8/15/45	50,000	55,834

		55,834

Trading Companies & Distributors–1.26%
#@Ahern Rentals 144A 7.375% 5/15/23	50,000	43,750
#HD Supply 144A 5.25% 12/15/21	25,000	25,219
United Rentals North America 5.50% 7/15/25	55,000	51,631

		120,600

Wireless Telecommunication Services–2.85%
SBA Communications 4.875% 7/15/22	50,000	49,250
Sprint 7.875% 9/15/23	125,000	101,484
Sprint Communications 6.00% 12/1/16	50,000	49,375
T-Mobile USA
6.375% 3/1/25	25,000	24,063
6.625% 4/1/23	50,000	49,625

		273,797

Total Corporate Bonds (Cost $4,223,080)		3,980,640

«SENIOR SECURED LOANS–3.77%
BMC Software Finance 1st Lien 5.00% 9/10/20	24,934	22,746
BWAY Holding 1st Lien 5.50% 8/14/20	25,000	24,953
Chemours Tranche B 1st Lien 3.75% 5/12/22	24,938	21,937
CSC Holdings 1st Lien 5.00% 9/25/22	25,000	24,894

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 9/25/22	25,000	$24,965
EnergySolutions Tranche B 1st Lien 6.75% 5/29/20	25,000	24,625
Getty Images Tranche B 1st Lien 4.75% 10/18/19	24,936	16,338
Men’s Wearhouse 1st Lien 5.00% 6/18/21	25,000	25,031
Murray Energy Tranche B2 1st Lien 7.50% 4/16/20	24,938	19,486
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	24,937	24,454
Ortho-Clinical Diagnostics 1st Lien 4.75% 6/30/21	24,937	24,552
Sabre GLBL Tranche B 1st Lien 4.00% 2/19/19	14,923	14,888
SS&C Technologies (European Holdings) Tranche B2 1st Lien 4.00% 7/8/22	3,139	3,149
SS&C Technologies Tranche B1 1st Lien 4.00% 7/8/22	19,843	19,909
TransDigm Tranche C 1st Lien 3.75% 2/28/20	24,872	24,610
Univar USA 1st Lien 4.25% 7/1/22	25,000	24,576
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 4/1/22	21,766	21,575

Total Senior Secured Loans (Cost $376,195)		362,688

	Number of Shares

MONEY MARKET FUND–3.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	379,068	379,068

Total Money Market Fund (Cost $379,068)		379,068

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.77% (Cost $10,367,079)	$9,586,128
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	22,463

NET ASSETS APPLICABLE TO 1,028,292 SHARES OUTSTANDING–100.00%	$9,608,591

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $1,074,066, which represents 11.18% of the Fund’s net assets.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

«	Includes $11,698 cash pledged as collateral for futures contracts as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $322,603, which represents 3.36% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $53,496, which represents 0.56% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2 U.S. Treasury 2 yr Notes	$437,471	$438,062	1/2/16	$591
4 U.S. Treasury 5 yr Notes	479,953	482,063	1/2/16	2,110
(1) U.S. Treasury 10 yr Note	(128,666)	(128,734)	12/22/15	(68)
(4) U.S. Treasury Long Bonds	(624,524)	(629,375)	12/22/15	(4,851)
1 U.S. Treasury Ultra Bond	160,342	160,406	12/22/15	64

	$324,576			$(2,154)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

yr–Year

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$85,379	$—	$—	$85,379
Automobiles	30,050	—	—	30,050
Banks	286,080	—	—	286,080
Beverages	43,001	—	—	43,001
Capital Markets	152,337	—	—	152,337
Communications Equipment	117,791	—	—	117,791
Consumer Finance	28,561	—	—	28,561
Containers & Packaging	73,876	—	—	73,876
Diversified Telecommunication Services	176,453	—	—	176,453
Electric Utilities	193,510	—	—	193,510
Electrical Equipment	40,886	—	—	40,886
Health Care Equipment & Supplies	44,247	—	—	44,247
Household Products	45,610	—	—	45,610
Industrial Conglomerates	182,013	—	—	182,013
Insurance	184,860	—	—	184,860
Media	71,931	—	—	71,931
Oil, Gas & Consumable Fuels	91,363	—	—	91,363
Pharmaceuticals	372,610	—	—	372,610
Real Estate Investment Trusts	255,613	—	—	255,613
Semiconductors & Semiconductor Equipment	94,760	—	—	94,760
Software	36,559	—	—	36,559
Specialty Retail	52,697	—	—	52,697
Technology Hardware, Storage & Peripherals	76,253	—	—	76,253
Thrifts & Mortgage Finance	80,548	—	—	80,548
Tobacco	56,957	—	—	56,957
Developed Markets
Auto Components	—	29,495	—	29,495
Banks	128,258	—	—	128,258
Beverages	49,758	—	—	49,758
Capital Markets	66,683	—	—	66,683
Communications Equipment	38,885	—	—	38,885
Diversified Telecommunication Services	33,182	—	—	33,182
Electric Utilities	47,144	—	—	47,144
Household Products	43,435	—	—	43,435
Insurance	181,007	—	—	181,007
Machinery	45,143	—	—	45,143
Oil, Gas & Consumable Fuels	120,950	—	—	120,950
Personal Products	80,400	—	—	80,400
Pharmaceuticals	111,020	—	—	111,020
Specialty Retail	78,641	—	—	78,641
Transportation Infrastructure	—	—	53,496	53,496
Wireless Telecommunication Services	62,337	—	—	62,337
Convertible Preferred Stock	414,583	—	—	414,583
Preferred Stock	15,088	49,313	—	64,401
Master Limited Partnerships	340,969	—	—	340,969
Corporate Bonds	—	3,980,640	—	3,980,640
Senior Secured Loans	—	362,688	—	362,688
Money Market Fund	379,068	—	—	379,068

Total	$5,110,496	$4,422,136	$53,496	$9,586,128

Futures Contracts	$(2,154)	$—	$—	$(2,154)

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.17%
Equity Funds–92.29%
*Invesco V.I. Core Equity Fund	795,304	$26,173,451
*Invesco V.I. Diversified Dividend Fund	1,181,428	26,771,166
**Invesco V.I. Equity and Income Fund	2,234,934	35,155,507

		88,100,124

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,571,584	$6,571,584

		6,571,584

Total Investment Companies (Cost $107,164,198)		94,671,708

TOTAL VALUE OF SECURITIES–99.17% (Cost $107,164,198)	94,671,708
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.83%	791,248

NET ASSETS APPLICABLE TO 9,851,510 SHARES OUTSTANDING–100.00%.	$95,462,956

*	Series I Shares.

**	Series II Shares.

«	Includes $783,555 cash and $555 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) British Pound Currency	$(759,074)	$(755,650)	12/15/15	$3,424
(193) E-mini S&P 500 Index	(18,438,354)	(18,418,955)	12/21/15	19,399
(22) E-mini S&P MidCap 400 Index	(2,983,498)	(2,998,380)	12/21/15	(14,882)
(9) Euro Currency	(1,260,215)	(1,257,637)	12/15/15	2,578
(40) Euro STOXX 50 Index	(1,383,157)	(1,381,553)	12/21/15	1,604
(9) FTSE 100 Index	(816,131)	(819,431)	12/21/15	(3,300)
(9) Japanese Yen Currency	(937,288)	(938,587)	12/15/15	(1,299)
(6) Nikkei 225 Index (OSE)	(867,824)	(869,790)	12/11/15	(1,966)

	$(27,445,541)			$5,558

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$94,671,708

Futures Contracts	$5,558

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco V.I. Comstock Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.64%
Equity Fund–91.79%
*Invesco V.I. Comstock Fund	6,033,857	$101,187,775

		101,187,775

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,548,817	$7,548,817

		7,548,817

Total Investment Companies (Cost $119,874,962)		108,736,592

TOTAL VALUE OF SECURITIES–98.64% (Cost $119,874,962)	108,736,592
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.36%	1,498,546

NET ASSETS APPLICABLE TO 11,853,647 SHARES OUTSTANDING–100.00%	$110,235,138

*	Series I Shares.

«	Includes $809,638 cash pledged as collateral for futures contracts and $122 foreign currencies due to broker as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12) British Pound Currency	$(1,138,611)	$(1,133,475)	12/15/15	$5,136
(389) E-mini S&P 500 Index	(37,745,047)	(37,124,215)	12/21/15	620,832
(28) E-mini S&P MidCap 400 Index	(3,797,179)	(3,816,120)	12/21/15	(18,941)
(13) Euro Currency	(1,820,311)	(1,816,588)	12/15/15	3,723
(56) Euro STOXX 50 Index	(1,936,420)	(1,934,174)	12/21/15	2,246
(13) FTSE 100 Index	(1,178,856)	(1,183,622)	12/21/15	(4,766)
(13) Japanese Yen Currency	(1,353,861)	(1,355,738)	12/15/15	(1,877)
(9) Nikkei 225 Index (OSE)	(1,301,736)	(1,304,685)	12/11/15	(2,949)

	$(50,272,021)			$603,404

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$108,736,592

Futures Contracts	$603,404

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Invesco V.I. Comstock Managed Volatility Fund–1

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.26%
Air Freight & Logistics–1.84%
Expeditors International of Washington	122,560	$5,766,448

		5,766,448

Auto Components–1.36%
BorgWarner	102,836	4,276,949

		4,276,949

Banks–4.40%
First Republic Bank	105,597	6,628,324
†Signature Bank	52,410	7,209,520

		13,837,844

Beverages–0.83%
Brown-Forman Class B	26,885	2,605,158

		2,605,158

Biotechnology–5.58%
†ACADIA Pharmaceuticals	68,123	2,252,828
†Alkermes	94,039	5,517,268
†BioMarin Pharmaceutical	40,601	4,276,097
†Incyte	24,818	2,738,170
†Medivation	64,339	2,734,408

		17,518,771

Building Products–2.25%
Fortune Brands Home & Security	149,150	7,080,151

		7,080,151

Capital Markets–3.47%
Northern Trust	121,174	8,259,220
Oaktree Capital Group	53,319	2,639,291

		10,898,511

Chemicals–2.39%
Scotts Miracle-Gro Class A	51,420	3,127,364
Valspar	61,164	4,396,468

		7,523,832

Commercial Services & Supplies–1.14%
†Stericycle	25,614	3,568,286

		3,568,286

Communications Equipment–1.13%
†F5 Networks	30,528	3,535,142

		3,535,142

Diversified Financial Services–2.25%
CME Group	76,193	7,066,139

		7,066,139

Electrical Equipment–0.46%
†Generac Holdings	48,244	1,451,662

		1,451,662

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–1.16%
Whole Foods Market	115,222	$3,646,776

		3,646,776

Food Products–3.95%
†Blue Buffalo Pet Products	103,920	1,861,207
†Hain Celestial Group	97,530	5,032,548
Mead Johnson Nutrition	78,319	5,513,658

		12,407,413

Health Care Equipment & Supplies–3.89%
†Align Technology	76,007	4,314,157
†Intuitive Surgical	17,177	7,894,206

		12,208,363

Health Care Providers & Services–4.13%
†Acadia Healthcare	41,894	2,776,315
†Diplomat Pharmacy	44,414	1,276,014
†Henry Schein	36,610	4,858,879
†Laboratory Corp of America Holdings	37,464	4,063,720

		12,974,928

Health Care Technology–1.07%
†Cerner	56,233	3,371,731

		3,371,731

Hotels, Restaurants & Leisure–1.90%
Dunkin’ Brands Group	121,786	5,967,514

		5,967,514

Household Durables–1.56%
Horton (D.R.)	84,524	2,481,625
PulteGroup	128,882	2,432,003

		4,913,628

Internet & Catalog Retail–0.88%
†TripAdvisor	43,764	2,758,007

		2,758,007

Internet Software & Services–5.19%
†CoStar Group	33,020	5,714,441
†GrubHub	117,533	2,860,753
†Pandora Media	362,298	7,731,439

		16,306,633

IT Services–2.76%
†Alliance Data Systems	20,412	5,286,300
†Teradata	116,437	3,372,016

		8,658,316

Leisure Products–3.04%
Mattel	181,121	3,814,408
Polaris Industries	47,883	5,739,735

		9,554,143

LVIP Ivy Mid Cap Growth Managed Volatility Fund–1

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–1.31%
Flowserve	66,621	$2,740,788
Woodward	33,472	1,362,310

		4,103,098

Oil, Gas & Consumable Fuels–3.73%
Cabot Oil & Gas	116,545	2,547,674
Cimarex Energy	24,600	2,521,008
†Continental Resources	117,369	3,400,180
Noble Energy	79,873	2,410,567
†Oasis Petroleum	96,273	835,650

		11,715,079

Pharmaceuticals–2.15%
Zoetis	164,347	6,767,809

		6,767,809

Professional Services–3.76%
Towers Watson Class A	49,751	5,839,772
†Verisk Analytics Class A	80,711	5,965,350

		11,805,122

Road & Rail–0.92%
Hunt (J.B.) Transport Services	40,357	2,881,490

		2,881,490

Semiconductors & Semiconductor Equipment–2.21%
Microchip Technology	161,255	6,948,478

		6,948,478

Software–5.26%
†ANSYS	50,090	4,414,933
†Electronic Arts	113,949	7,720,045
†ServiceNow	63,367	4,400,838

		16,535,816

Specialty Retail–6.28%
†Bed Bath & Beyond	78,243	4,461,416
DSW Class A	122,988	3,112,826
Tiffany	49,609	3,830,807
Tractor Supply	26,028	2,194,681
†Urban Outfitters	139,185	4,089,255
Williams-Sonoma	26,730	2,040,836

		19,729,821

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–1.18%
SanDisk	68,428	$3,717,693

		3,717,693

Textiles, Apparel & Luxury Goods–3.98%
Burberry Group	147,849	3,064,814
†Kate Spade	128,959	2,464,406
Ralph Lauren	37,877	4,475,546
†Under Armour Class A	25,978	2,514,151

		12,518,917

Trading Companies & Distributors–1.85%
Fastenal	158,748	5,811,764

		5,811,764

Total Common Stock (Cost $312,238,307)		280,431,432

MONEY MARKET FUND–10.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	32,746,533	32,746,533

Total Money Market Fund (Cost $32,746,533)		32,746,533

TOTAL VALUE OF SECURITIES–99.68% (Cost $344,984,840)	$313,177,965
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,013,764

NET ASSETS APPLICABLE TO 26,460,336 SHARES OUTSTANDING–100.00%	$314,191,729

†	Non-income producing for the period.

«	Includes $2,933,507 cash pledged as collateral for futures contracts as of September 30, 2015.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–2

LVIP Ivy Mid Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(115) E-mini Russell 2000 Index	$(13,128,164)	$(12,602,850)	12/21/15	$525,314
(221) E-mini S&P 500 Index	(21,359,690)	(21,091,135)	12/21/15	268,555
(529) E-mini S&P MidCap 400 Index	(71,739,568)	(72,097,410)	12/21/15	(357,842)

	$(106,227,422)			$436,027

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock	$277,366,618	$3,064,814	$280,431,432
Money Market Fund	32,746,533	—	32,746,533

Total	$310,113,151	$3,064,814	$313,177,965

Futures Contracts	$436,027	$—	$436,027

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Ivy Mid Cap Growth Managed Volatility Fund–3

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.08%
Banks–5.44%
Citizens Financial Group	126,398	$3,015,856
City National	28,078	2,472,549
Fifth Third Bancorp	229,574	4,341,244
First Republic Bank	35,985	2,258,778
Huntington Bancshares	148,371	1,572,733
M&T Bank	24,801	3,024,482
SunTrust Banks	124,298	4,753,156
Zions Bancorporation	49,061	1,351,140

		22,789,938

Beverages–1.81%
Constellation Brands Class A	28,021	3,508,509
Dr Pepper Snapple Group	51,797	4,094,553

		7,603,062

Building Products–0.78%
Fortune Brands Home & Security	68,716	3,261,948

		3,261,948

Capital Markets–3.77%
American Homes 4 Rent Class A	70,183	1,128,543
Ameriprise Financial	37,798	4,124,896
Invesco	87,902	2,745,179
Legg Mason	40,072	1,667,396
Northern Trust	42,880	2,922,701
T. Rowe Price Group	46,162	3,208,259

		15,796,974

Chemicals–2.06%
Airgas	47,730	4,263,721
Albemarle	41,706	1,839,235
Sherwin-Williams	11,354	2,529,444

		8,632,400

Communications Equipment–0.50%
†CommScope Holding	69,467	2,086,094

		2,086,094

Consumer Finance–0.53%
†Ally Financial	108,401	2,209,212

		2,209,212

Containers & Packaging–2.79%
Ball	49,382	3,071,560
Silgan Holdings	89,574	4,661,431
WestRock	77,069	3,964,429

		11,697,420

Distributors–0.85%
Genuine Parts	42,993	3,563,690

		3,563,690

Electric Utilities–2.99%
Edison International	59,293	3,739,609
Westar Energy	112,105	4,309,316

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	126,746	$4,488,076

		12,537,001

Electrical Equipment–2.32%
AMETEK	67,718	3,543,006
Hubbell Class B	43,978	3,735,931
Regal Beloit	43,260	2,442,027

		9,720,964

Electronic Equipment, Instruments & Components–2.43%
Amphenol Class A	74,881	3,815,936
†Arrow Electronics	114,941	6,353,938

		10,169,874

Food & Staples Retailing–2.01%
Kroger	147,956	5,336,773
†Rite Aid	506,215	3,072,725

		8,409,498

Food Products–0.78%
Hershey	35,676	3,277,911

		3,277,911

Gas Utilities–1.79%
National Fuel Gas	49,013	2,449,670
Questar	259,965	5,045,921

		7,495,591

Health Care Providers & Services–5.09%
AmerisourceBergen	42,216	4,010,098
†Brookdale Senior Living	94,284	2,164,761
Cigna	36,845	4,974,812
†Henry Schein	20,481	2,718,238
Humana	29,857	5,344,403
Universal Health Services Class B	16,851	2,103,173

		21,315,485

Hotels, Restaurants & Leisure–1.18%
Marriott International Class A	41,950	2,860,990
Starwood Hotels & Resorts Worldwide	31,378	2,086,009

		4,946,999

Household Durables–2.65%
†Jarden	83,893	4,100,690
†Mohawk Industries	38,578	7,013,095

		11,113,785

Household Products–0.38%
Energizer SP	41,155	1,593,110

		1,593,110

Industrial Conglomerates–1.04%
Carlisle	49,704	4,343,136

		4,343,136

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–8.60%
†Alleghany	6,074	$2,843,300
Berkley (W.R.)	30,169	1,640,288
Chubb	31,149	3,820,425
Hartford Financial Services Group	119,717	5,480,644
Loews	170,616	6,166,062
Marsh & McLennan	96,664	5,047,794
Old Republic International	76,641	1,198,665
Progressive	54,200	1,660,688
Unum Group	112,407	3,606,017
XL Group	125,624	4,562,664

		36,026,547

Internet & Catalog Retail–1.34%
Expedia	47,782	5,622,986

		5,622,986

IT Services–1.74%
Jack Henry & Associates	104,675	7,286,427

		7,286,427

Machinery–2.16%
IDEX	56,711	4,043,494
†Rexnord	89,923	1,526,893
Snap-on	23,120	3,489,733

		9,060,120

Media–2.48%
CBS Class B	51,521	2,055,688
†DISH Network Class A	68,382	3,989,406
TEGNA	116,627	2,611,279
Time	91,985	1,752,314

		10,408,687

Multiline Retail–2.11%
Kohl’s	119,825	5,549,096
Nordstrom	45,936	3,294,071

		8,843,167

Multi-Utilities–3.71%
CenterPoint Energy	277,459	5,005,360
CMS Energy	118,700	4,192,484
Sempra Energy	25,501	2,466,457
WEC Energy Group	74,260	3,877,857

		15,542,158

Oil, Gas & Consumable Fuels–4.73%
Columbia Pipeline Group	207,364	3,792,688
Energen	126,823	6,323,395
EQT	85,200	5,518,404
PBF Energy	64,989	1,834,639
†Southwestern Energy	184,912	2,346,533

		19,815,659

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products–0.69%
Edgewell Personal Care	35,324	$2,882,438

		2,882,438

Professional Services–0.99%
Equifax	42,606	4,140,451

		4,140,451

Real Estate Investment Trusts–8.61%
American Campus Communities	67,700	2,453,448
AvalonBay Communities	26,797	4,684,652
Boston Properties	21,195	2,509,488
Brixmor Property Group	140,522	3,299,457
General Growth Properties	130,415	3,386,878
HCP	51,974	1,936,031
Kimco Realty	188,276	4,599,583
Outfront Media	84,670	1,761,136
Rayonier	98,233	2,168,002
Regency Centers	39,283	2,441,438
Vornado Realty Trust	44,525	4,025,951
Weyerhaeuser	103,433	2,827,858

		36,093,922

Semiconductors & Semiconductor Equipment–2.43%
Analog Devices	64,135	3,617,855
KLA-Tencor	36,317	1,815,850
Xilinx	111,741	4,737,818

		10,171,523

Software–1.42%
†Synopsys	128,551	5,936,485

		5,936,485

Specialty Retail–5.31%
†AutoZone	7,270	5,262,244
†Bed Bath & Beyond	70,396	4,013,980
Best Buy	132,259	4,909,454
Gap	134,425	3,831,113
Tiffany	55,125	4,256,753

		22,273,544

Textiles, Apparel & Luxury Goods–1.28%
PVH	34,355	3,502,149
VF	27,396	1,868,681

		5,370,830

Thrifts & Mortgage Finance–0.35%
Hudson City Bancorp	145,002	1,474,670

		1,474,670

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.94%
MSC Industrial Direct	64,948	$3,963,776

		3,963,776

Total Common Stock (Cost $353,673,888)		377,477,482

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	36,995,481	$36,995,481

Total Money Market Fund (Cost $36,995,481)		36,995,481

TOTAL VALUE OF SECURITIES–98.91% (Cost $390,669,369)	414,472,963
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.09%	4,556,187

NET ASSETS APPLICABLE TO 29,383,361 SHARES OUTSTANDING–100.00%	$419,029,150

†	Non-income producing for the period.

«	Includes $4,109,621 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(62) E-mini Russell 2000 Index	$(7,077,793)	$(6,794,580)	12/21/15	$283,213
(579) E-mini S&P 500 Index	(55,960,455)	(55,256,865)	12/21/15	703,590
(634) E-mini S&P MidCap 400 Index	(85,978,990)	(86,407,860)	12/21/15	(428,870)

	$(149,017,238)			$557,933

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$377,477,482
Money Market Fund	36,995,481

Total	$414,472,963

Futures Contracts	$557,933

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BOND–0.05%
#NRG Yield 144A 3.25% exercise price $27.50, expiration date 6/1/20	400,000	$345,750

Total Convertible Bond (Cost $354,511)		345,750

CORPORATE BONDS–91.55%
Aerospace & Defense–0.45%
Aerojet Rocketdyne Holdings 7.125% 3/15/21	153,000	159,120
Bombardier
#144A 4.75% 4/15/19	410,000	332,100
#144A 5.50% 9/15/18	250,000	217,500
#144A 6.125% 1/15/23	257,000	190,180
#144A 7.50% 3/15/18	575,000	537,625
#144A 7.75% 3/15/20	112,000	96,320
Orbital ATK
5.25% 10/1/21	310,000	315,425
#144A 5.50% 10/1/23	305,000	306,144
TransDigm 6.00% 7/15/22	956,000	896,250

		3,050,664

Airlines–0.80%
Continental Airlines Pass Through Trust
♦Series 2003-ERJ1 7.875% 7/2/18	608,885	635,524
♦Series 2004-ERJ1 9.558% 9/1/19	348,364	373,185
♦Series 2005-ERJ1 9.798% 4/1/21	252,456	278,017
Series 2012-3 Class C 6.125% 4/29/18	577,000	599,359
Delta Air Lines Pass Through Trust
♦Series 2012-1 Class A 4.75% 5/7/20	133,074	140,559
#♦Series 2012-1 Class B 144A 6.875% 5/7/19	459,246	494,263
♦Northwest Airlines Pass Through Trust 7.027% 11/1/19	737,997	823,789
♦UAL Pass Through Trust Series 2007-1 Class A 6.636% 7/2/22	308,916	329,567
♦US Airways Series 2013-1 Class B Pass Through Trust 5.375% 11/15/21	1,716,258	1,774,182

		5,448,445

Auto Components–1.53%
Dana Holding 6.75% 2/15/21	18,000	18,743
Goodyear Tire & Rubber
6.50% 3/1/21	675,000	709,594
7.00% 5/15/22	2,088,000	2,226,330
8.25% 8/15/20	400,000	418,000
MPG Holdco I 7.375% 10/15/22	1,682,000	1,757,690

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
#Pittsburgh Glass Works 144A 8.00% 11/15/18	641,000	$666,640
#Poindexter (J.B.) 144A 9.00% 4/1/22	609,000	644,017
Tenneco 5.375% 12/15/24	476,000	490,875
ZF North America Capital
#144A 4.00% 4/29/20	1,538,000	1,467,829
#144A 4.50% 4/29/22	1,119,000	1,061,651
#144A 4.75% 4/29/25	976,000	897,920

		10,359,289

Automobiles–1.47%
FCA US 8.25% 6/15/21	4,216,000	4,484,559
Fiat Chrysler Automobiles
4.50% 4/15/20	1,186,000	1,132,630
5.25% 4/15/23	819,000	767,813
General Motors Financial
3.25% 5/15/18	56,000	56,685
4.25% 5/15/23	94,000	92,229
4.75% 8/15/17	275,000	285,575
#Jaguar Holding II 144A 6.375% 8/1/23	1,000,000	975,000
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,461,000	1,435,652
#144A 4.25% 11/15/19	589,000	569,121
#144A 5.625% 2/1/23	150,000	147,937

		9,947,201

Banks–3.70%
•Barclays 8.25% 12/29/49	520,000	543,008
Barclays Bank 7.625% 11/21/22	810,000	909,225
#•BNP Paribas 144A 7.375% 8/19/25	425,000	428,187
CIT Group
4.25% 8/15/17	338,000	343,070
5.00% 5/15/17	749,000	769,597
5.00% 8/15/22	1,960,000	1,962,450
5.375% 5/15/20	1,948,000	2,045,400
#144A 6.625% 4/1/18	1,306,000	1,384,360
Citigroup
•5.875% 12/29/49	1,135,000	1,116,556
•5.95% 12/29/49	1,810,000	1,786,886
•5.95% 12/29/49	635,000	617,141
•5.95% 12/31/49	495,000	467,156
#•Credit Agricole 144A 6.625% 9/29/49	722,000	696,279
•HSBC Holdings 6.375% 3/29/49	526,000	502,987
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	686,589
6.00% 12/19/23	293,000	312,454
6.10% 6/10/23	3,304,000	3,555,758

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Scotland Group (continued)
6.125% 12/15/22	2,370,000	$2,568,585
•7.50% 12/29/49	908,000	908,281
•8.00% 12/29/49	452,000	456,520
•9.50% 3/16/22	697,000	760,987
#•Societe Generale 144A 8.00% 9/29/49	2,295,000	2,267,432

		25,088,908

Beverages–0.77%
Constellation Brands
3.75% 5/1/21	159,000	158,205
4.75% 11/15/24	671,000	679,387
6.00% 5/1/22	5,000	5,475
7.25% 5/15/17	150,000	161,250
Cott Beverages
5.375% 7/1/22	1,850,000	1,796,794
6.75% 1/1/20	696,000	716,880
#DS Services of America 144A 10.00% 9/1/21	1,487,000	1,715,626

		5,233,617

Biotechnology–0.13%
#AMAG Pharmaceuticals 144A 7.875% 9/1/23	520,000	500,500
#Concordia Healthcare 144A 7.00% 4/15/23	412,000	361,530

		862,030

Building Products–1.06%
Building Materials Corp of America
#144A 5.375% 11/15/24	732,000	726,510
#144A 6.00% 10/15/25	510,000	517,650
#144A 6.75% 5/1/21	290,000	309,937
Griffon 5.25% 3/1/22	343,000	327,565
#Hardwoods Acquisition 144A 7.50% 8/1/21	970,000	911,800
Headwaters 7.25% 1/15/19	661,000	684,135
Masco
4.45% 4/1/25	562,000	570,430
5.95% 3/15/22	156,000	171,015
7.125% 3/15/20	20,000	23,150
#Masonite International 144A 5.625% 3/15/23	700,000	717,500
#NCI Building Systems 144A 8.25% 1/15/23	675,000	710,437
#NWH Escrow 144A 7.50% 8/1/21	585,000	535,275
Summit Materials 6.125% 7/15/23	580,000	562,600
USG
#144A 5.50% 3/1/25	390,000	390,487

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
USG (continued)
#144A 7.875% 3/30/20	18,000	$18,990

		7,177,481

Capital Markets–0.45%
E*TRADE Financial
4.625% 9/15/23	1,009,000	1,021,613
5.375% 11/15/22	335,000	355,937
Goldman Sachs Group
•5.375% 5/10/20	802,000	784,456
•5.70% 12/29/49	594,000	592,515
•Morgan Stanley 5.45% 12/29/49	300,000	295,728

		3,050,249

Chemicals–2.45%
Ashland 4.75% 8/15/22	1,262,000	1,186,280
Axiall 4.875% 5/15/23	970,000	818,437
#Basell Finance 144A 8.10% 3/15/27	435,000	563,200
Blue Cube Spinco
#144A 9.75% 10/15/23	1,023,000	1,069,035
#144A 10.00% 10/15/25	1,407,000	1,468,556
Celanese U.S. Holdings 4.625% 11/15/22	225,000	213,187
Chemours
#144A 6.625% 5/15/23	405,000	273,375
#144A 7.00% 5/15/25	300,000	198,000
Eagle Spinco 4.625% 2/15/21	120,000	102,002
Grace (W.R.)
#144A 5.125% 10/1/21	415,000	410,850
#144A 5.625% 10/1/24	138,000	135,757
Hexion
6.625% 4/15/20	747,000	638,685
10.00% 4/15/20	455,000	437,937
Huntsman International
4.875% 11/15/20	750,000	655,425
#144A 5.125% 11/15/22	273,000	234,780
INEOS Group Holdings
#144A 5.875% 2/15/19	200,000	186,750
#144A 6.125% 8/15/18	236,000	223,315
LyondellBasell Industries
5.00% 4/15/19	430,000	463,979
6.00% 11/15/21	580,000	656,273
Momentive Performance Materials
3.88% 10/24/21	950,000	745,750
@=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 5.00% 5/1/25	331,000	311,967
#144A 5.25% 8/1/23	450,000	437,625
#Nufarm Australia 144A 6.375% 10/15/19	574,000	573,283
Olin 5.50% 8/15/22	560,000	484,400

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
#Platform Specialty Products 144A 6.50% 2/1/22	564,000	$487,860
PolyOne
5.25% 3/15/23	1,200,000	1,140,600
7.375% 9/15/20	513,000	532,879
Rain CII Carbon
#144A 8.00% 12/1/18	755,000	624,763
#144A 8.25% 1/15/21	625,000	506,250
Tronox Finance
6.375% 8/15/20	60,000	38,400
#144A 7.50% 3/15/22	1,229,000	780,415

		16,600,015

Commercial Services & Supplies–1.86%
#ACE Cash Express 144A 11.00% 2/1/19	1,477,000	524,335
ADT
3.50% 7/15/22	171,000	152,190
4.125% 4/15/19	230,000	231,150
4.125% 6/15/23	3,000,000	2,715,000
6.25% 10/15/21	1,280,000	1,326,400
Casella Waste Systems 7.75% 2/15/19	1,770,000	1,743,450
#CEB 144A 5.625% 6/15/23	407,000	407,000
Cenveo
#144A 6.00% 8/1/19	255,000	215,475
#144A 8.50% 9/15/22	570,000	390,450
Covanta Holding
5.875% 3/1/24	200,000	191,500
6.375% 10/1/22	144,000	147,600
Donnelley (R.R.)
6.00% 4/1/24	380,000	351,025
6.50% 11/15/23	240,000	226,500
#Garda World Security 144A 7.25% 11/15/21	1,500,000	1,376,250
Harland Clarke Holdings
#144A 9.25% 3/1/21	315,000	263,025
#144A 9.75% 8/1/18	1,105,000	1,139,531
#~Igloo Holdings PIK 144A 8.25% 12/15/17	208,000	209,300
#Mustang Merger 144A 8.50% 8/15/21	308,000	321,090
Quad Graphics 7.00% 5/1/22	490,000	441,000
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	295,000	234,525

		12,606,796

Communications Equipment–0.96%
Alcatel-Lucent USA
#144A 4.625% 7/1/17	266,000	269,325
6.45% 3/15/29	489,000	485,944
#144A 6.75% 11/15/20	323,000	341,169

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Avaya
#144A 7.00% 4/1/19	2,137,000	$1,704,257
#144A 10.50% 3/1/21	1,222,000	568,230
CommScope
#144A 4.375% 6/15/20	170,000	169,150
#144A 5.00% 6/15/21	428,000	419,975
#144A 5.50% 6/15/24	710,000	680,713
#CommScope Technologies Finance 144A 6.00% 6/15/25	547,000	526,148
Goodman Networks 12.125% 7/1/18	1,386,000	713,790
Nokia
5.375% 5/15/19	418,000	441,513
6.625% 5/15/39	158,000	165,900

		6,486,114

Construction & Engineering–0.96%
AECOM
#144A 5.75% 10/15/22	820,000	826,667
#144A 5.875% 10/15/24	1,770,000	1,787,700
Dycom Investments 7.125% 1/15/21	525,000	553,009
MasTec 4.875% 3/15/23	2,095,000	1,738,850
Tutor Perini 7.625% 11/1/18	1,605,000	1,625,063

		6,531,289

Construction Materials–1.55%
Cemex
#144A 6.125% 5/5/25	1,700,000	1,551,250
#144A 7.25% 1/15/21	2,277,000	2,277,000
Cemex Finance
#144A 6.00% 4/1/24	300,000	273,750
#144A 9.375% 10/12/22	3,670,000	3,922,129
US Concrete 8.50% 12/1/18	375,000	394,219
Vulcan Materials
4.50% 4/1/25	766,000	754,510
7.50% 6/15/21	1,160,000	1,334,000

		10,506,858

Consumer Finance–0.68%
Ally Financial
3.60% 5/21/18	611,000	604,890
4.625% 5/19/22	244,000	240,340
4.75% 9/10/18	15,000	15,319
6.25% 12/1/17	1,505,000	1,584,013
8.00% 12/31/18	450,000	497,250
8.00% 11/1/31	1,430,000	1,661,932

		4,603,744

Containers & Packaging–1.84%
Ardagh Packaging Finance #144A 6.25% 1/31/19	565,000	565,000

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance (continued)
#144A 7.00% 11/15/20	88,235	$88,676
#144A 9.125% 10/15/20	567,000	592,161
#144A 9.125% 10/15/20	224,000	233,940
Ball
4.00% 11/15/23	354,000	332,760
5.00% 3/15/22	135,000	136,013
5.25% 7/1/25	316,000	312,641
Berry Plastics 5.125% 7/15/23	635,000	600,075
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	440,000	435,050
#144A 6.00% 6/15/17	150,000	147,375
Cascades
#144A 5.50% 7/15/22	665,000	634,244
#144A 5.75% 7/15/23	510,000	488,325
Crown Americas
4.50% 1/15/23	195,000	192,075
6.25% 2/1/21	250,000	260,313
Graphic Packaging International 4.75% 4/15/21	357,000	355,215
Novelis 8.75% 12/15/20	1,678,000	1,623,801
Owens Illinois 7.80% 5/15/18	400,000	443,500
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	653,319
#144A 5.375% 1/15/25	249,000	239,974
#144A 5.875% 8/15/23	105,000	105,853
#144A 6.375% 8/15/25	60,000	60,713
Reynolds Group Issuer
5.75% 10/15/20	885,000	896,063
6.875% 2/15/21	435,000	452,443
7.125% 4/15/19	545,000	554,878
9.875% 8/15/19	448,000	464,520
Sealed Air
#144A 4.875% 12/1/22	360,000	357,300
#144A 5.125% 12/1/24	660,000	650,100
#144A 5.25% 4/1/23	200,000	201,500
#144A 6.50% 12/1/20	355,000	390,500

		12,468,327

Diversified Consumer Services–0.18%
Service International
5.375% 1/15/22	83,000	85,905
5.375% 5/15/24	490,000	512,663
8.00% 11/15/21	500,000	583,750

		1,182,318

Diversified Financial Services–2.08%
AerCap Ireland Capital
4.25% 7/1/20	291,000	291,364
4.50% 5/15/21	455,000	455,569
4.625% 7/1/22	875,000	873,906

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#Argos Merger Sub 144A 7.125% 3/15/23	1,358,000	$1,376,673
#CNG Holdings 144A 9.375% 5/15/20	1,118,000	598,130
#Denali Borrower 144A 5.625% 10/15/20	1,034,000	1,077,428
Fly Leasing 6.75% 12/15/20	200,000	205,500
Icahn Enterprises
4.875% 3/15/19	455,000	456,820
5.875% 2/1/22	1,244,000	1,256,440
International Lease Finance
5.875% 4/1/19	260,000	274,040
6.25% 5/15/19	1,345,000	1,435,787
8.25% 12/15/20	2,371,000	2,779,997
8.625% 1/15/22	845,000	1,021,394
#MSCI 144A 5.25% 11/15/24	255,000	258,187
#National Financial Partners 144A 9.00% 7/15/21	591,000	572,531
#Quicken Loans 144A 5.75% 5/1/25	1,197,000	1,128,173

		14,061,939

Diversified Telecommunication Services–4.85%
#CenturyLink 144A 5.625% 4/1/25	876,000	699,705
Cincinnati Bell 8.375% 10/15/20	1,430,000	1,443,406
#Clearwire Communications 144A 14.75% 12/1/16	288,000	323,280
#Consolidated Communications 144A 6.50% 10/1/22	725,000	652,500
Embarq 7.995% 6/1/36	3,868,000	3,999,744
Frontier Communications
8.50% 4/15/20	1,445,000	1,408,875
8.75% 4/15/22	143,000	128,061
#144A 8.875% 9/15/20	151,000	148,357
9.25% 7/1/21	1,458,000	1,409,536
#144A 10.50% 9/15/22	784,000	766,360
#144A 11.00% 9/15/25	1,885,000	1,828,450
Intelsat Jackson Holdings
5.50% 8/1/23	188,000	156,040
6.625% 12/15/22	2,971,000	2,332,235
7.25% 4/1/19	1,241,000	1,168,091
7.25% 10/15/20	1,835,000	1,690,494
7.50% 4/1/21	826,000	765,083
Intelsat Luxembourg 7.75% 6/1/21	916,000	607,995
Level 3 Communications 5.75% 12/1/22	1,038,000	1,021,133
Level 3 Financing
#144A 5.125% 5/1/23	365,000	349,487
5.375% 8/15/22	870,000	849,337
#144A 5.375% 5/1/25	370,000	352,654

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing (continued)
6.125% 1/15/21	665,000	$685,289
7.00% 6/1/20	635,000	658,813
8.625% 7/15/20	645,000	675,637
#Neptune Finco 144A 6.625% 10/15/25	1,075,000	1,083,063
#Plantronics 144A 5.50% 5/31/23	453,000	455,265
Qwest 7.25% 9/15/25	340,000	379,999
Qwest Capital Funding
6.875% 7/15/28	124,000	105,400
7.75% 2/15/31	1,229,000	1,136,825
Virgin Media Finance
#144A 5.75% 1/15/25	200,000	188,500
#144A 6.00% 10/15/24	400,000	386,500
#144A 6.375% 4/15/23	680,000	679,150
Virgin Media Secured Finance
#144A 5.25% 1/15/26	455,000	419,737
#144A 5.375% 4/15/21	180,000	181,800
Windstream
6.375% 8/1/23	525,000	380,284
7.50% 6/1/22	1,014,000	769,373
7.50% 4/1/23	1,992,000	1,484,040
7.75% 10/1/21	1,227,000	957,060
7.875% 11/1/17	125,000	130,079

		32,857,637

Electric Utilities–0.22%
#InterGen 144A 7.00% 6/30/23	353,000	301,815
#‡Texas Competitive Electric Holdings 144A 11.50% 10/1/20	3,115,000	1,214,850

		1,516,665

Electrical Equipment–0.28%
#EnerSys 144A 5.00% 4/30/23	315,000	307,125
Sensata Technologies
#144A 4.875% 10/15/23	435,000	417,056
#144A 5.00% 10/1/25	641,000	603,341
#144A 5.625% 11/1/24	531,000	531,664

		1,859,186

Electronic Equipment, Instruments & Components–0.57%
#Anixter 144A 5.50% 3/1/23	685,000	676,437
Belden
#144A 5.25% 7/15/24	213,000	198,090
#144A 5.50% 9/1/22	70,000	68,075
CDW
5.00% 9/1/23	259,000	261,536
5.50% 12/1/24	335,000	335,837
6.00% 8/15/22	515,000	540,235
#International Wire Group Holdings 144A 8.50% 10/15/17	775,000	784,687

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
#Zebra Technologies 144A 7.25% 10/15/22	951,000	$1,015,193

		3,880,090

Energy Equipment & Services–1.48%
Basic Energy Services 7.75% 10/15/22	566,000	267,435
CSI Compressco 7.25% 8/15/22	720,000	590,400
Exterran Partners 6.00% 10/1/22	575,000	484,437
#Ocean Rig UDW 144A 7.25% 4/1/19	414,000	232,229
Parker Drilling
6.75% 7/15/22	172,000	135,020
7.50% 8/1/20	493,000	406,725
PHI 5.25% 3/15/19	292,000	252,580
Pioneer Energy Services 6.125% 3/15/22	617,000	351,690
Precision Drilling
5.25% 11/15/24	631,000	504,800
6.50% 12/15/21	226,000	193,230
6.625% 11/15/20	735,000	644,963
#Sea Trucks Group 144A 9.00% 3/26/18	1,250,000	846,250
SESI 7.125% 12/15/21	500,000	493,125
#Shelf Drilling Holdings 144A 8.625% 11/1/18	425,000	333,625
Summit Midstream Holdings
5.50% 8/15/22	525,000	454,125
7.50% 7/1/21	185,000	178,525
Transocean 6.875% 12/15/21	978,000	731,955
#Trinidad Drilling 144A 7.875% 1/15/19	590,000	554,600
Unit 6.625% 5/15/21	2,306,000	1,902,450
Western Refining Logistics 7.50% 2/15/23	500,000	498,750

		10,056,914

Food & Staples Retailing–1.29%
#Albertsons Holdings 144A 7.75% 10/15/22	2,108,000	2,266,732
Ingles Markets 5.75% 6/15/23	680,000	702,100
New Albertsons
6.625% 6/1/28	390,000	337,350
7.45% 8/1/29	351,000	345,735
7.75% 6/15/26	398,000	382,080
8.00% 5/1/31	232,000	228,520
8.70% 5/1/30	106,000	107,590
Rite Aid
#144A 6.125% 4/1/23	1,236,000	1,231,365
6.75% 6/15/21	440,000	452,100
9.25% 3/15/20	225,000	239,625

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
#Shearer’s Foods 144A 9.00% 11/1/19	142,000	$151,230
SUPERVALU 7.75% 11/15/22	2,278,000	2,289,390

		8,733,817

Food Products–3.43%
Aramark Services 5.75% 3/15/20	525,000	546,656
#Bumble Bee Holdings 144A 9.00% 12/15/17	1,676,000	1,713,710
Darling Ingredients 5.375% 1/15/22	2,155,000	2,119,981
#Dean Foods 144A 6.50% 3/15/23	1,800,000	1,831,500
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,334,775
#144A 5.875% 7/15/24	2,448,000	2,301,120
#144A 7.25% 6/1/21	2,614,000	2,725,095
#144A 7.25% 6/1/21	872,000	909,060
#144A 8.25% 2/1/20	1,236,000	1,294,710
#Pilgrim’s Pride 144A 5.75% 3/15/25	508,000	500,380
Post Holdings
#144A 6.75% 12/1/21	2,134,000	2,139,335
#144A 7.75% 3/15/24	412,000	423,330
#144A 8.00% 7/15/25	150,000	154,875
Smithfield Foods
#144A 5.25% 8/1/18	1,052,000	1,070,410
#144A 5.875% 8/1/21	2,216,000	2,276,940
6.625% 8/15/22	1,312,000	1,387,440
7.75% 7/1/17	240,000	258,600
#Wells Enterprises 144A 6.75% 2/1/20	228,000	233,130

		23,221,047

Gas Utilities–0.42%
AmeriGas Finance
6.75% 5/20/20	122,000	124,135
7.00% 5/20/22	1,357,000	1,397,710
AmeriGas Partners
6.25% 8/20/19	415,000	420,187
6.50% 5/20/21	27,000	27,270
NGL Energy Partners
5.125% 7/15/19	199,000	182,085
6.875% 10/15/21	352,000	332,640
Suburban Propane Partners
5.50% 6/1/24	300,000	279,000
7.375% 8/1/21	68,000	71,230

		2,834,257

Health Care Equipment & Supplies–1.40%
Alere
#144A 6.375% 7/1/23	172,000	175,010
6.50% 6/15/20	442,000	450,840

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
#ConvaTec Healthcare 144A 10.50% 12/15/18	2,000,000	$2,067,500
#Crimson Merger Sub 144A 6.625% 5/15/22	739,000	637,387
#DJO Finco 144A 8.125% 6/15/21	347,000	339,193
Halyard Health 6.25% 10/15/22	235,000	240,728
#Hill-Rom Holdings 144A 5.75% 9/1/23	530,000	533,975
#Hologic 144A 5.25% 7/15/22	985,000	998,544
Hospira 5.20% 8/12/20	71,000	80,426
Mallinckrodt International Finance
3.50% 4/15/18	72,000	70,200
4.75% 4/15/23	429,000	372,962
#144A 4.875% 4/15/20	775,000	743,031
#144A 5.50% 4/15/25	640,000	572,800
#144A 5.625% 10/15/23	555,000	505,744
#144A 5.75% 8/1/22	1,069,000	1,035,594
#Sterigenics-Nordion Holdings 144A 6.50% 5/15/23	280,000	278,600
Teleflex 5.25% 6/15/24	405,000	409,050

		9,511,584

Health Care Providers & Services–5.53%
Acadia Healthcare
5.125% 7/1/22	410,000	404,875
5.625% 2/15/23	330,000	332,475
6.125% 3/15/21	590,000	616,550
Amsurg
5.625% 11/30/20	500,000	510,000
5.625% 7/15/22	490,000	491,225
Centene 4.75% 5/15/22	486,000	486,000
Community Health Systems
5.125% 8/15/18	305,000	312,625
5.125% 8/1/21	700,000	714,000
6.875% 2/1/22	1,455,000	1,489,498
7.125% 7/15/20	810,000	844,425
8.00% 11/15/19	1,255,000	1,309,122
DaVita HealthCare Partners
5.00% 5/1/25	1,125,000	1,082,813
5.125% 7/15/24	660,000	649,357
5.75% 8/15/22	400,000	417,500
#Envision Healthcare 144A 5.125% 7/1/22	550,000	550,000
#Fresenius Medical Care US Finance 144A 5.75% 2/15/21	630,000	681,975
Fresenius Medical Care US Finance II
#144A 4.125% 10/15/20	385,000	385,963
#144A 4.75% 10/15/24	230,000	228,275
#144A 5.625% 7/31/19	176,000	188,540
#144A 5.875% 1/31/22	763,000	822,133
#144A 6.50% 9/15/18	225,000	247,973

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
HCA
3.75% 3/15/19	444,000	$444,000
4.25% 10/15/19	630,000	637,087
4.75% 5/1/23	537,000	540,222
5.00% 3/15/24	506,000	508,530
5.25% 4/15/25	705,000	721,744
5.375% 2/1/25	1,461,000	1,450,043
5.875% 3/15/22	1,019,000	1,095,425
5.875% 5/1/23	445,000	462,800
6.50% 2/15/20	1,550,000	1,693,375
7.50% 2/15/22	1,415,000	1,602,487
8.00% 10/1/18	1,000,000	1,132,400
HCA Holdings 6.25% 2/15/21	470,000	501,725
HealthSouth 5.75% 11/1/24	777,000	769,230
IASIS Healthcare 8.375% 5/15/19	1,496,000	1,542,750
#inVentiv Health 144A 9.00% 1/15/18	325,000	336,172
LifePoint Health
5.50% 12/1/21	495,000	501,187
6.625% 10/1/20	250,000	259,805
#MPH Acquisition Holdings 144A 6.625% 4/1/22	1,540,000	1,543,850
Tenet Healthcare
4.375% 10/1/21	495,000	485,100
4.50% 4/1/21	996,000	984,795
4.75% 6/1/20	485,000	491,972
5.00% 3/1/19	551,000	535,159
5.50% 3/1/19	1,535,000	1,525,406
6.00% 10/1/20	658,000	695,835
6.25% 11/1/18	150,000	160,500
6.75% 2/1/20	115,000	116,581
6.75% 6/15/23	885,000	882,787
8.00% 8/1/20	1,205,000	1,247,175
8.125% 4/1/22	1,453,000	1,548,026
Universal Health Services
#144A 3.75% 8/1/19	128,000	130,080
#144A 4.75% 8/1/22	187,000	191,207

		37,502,779

Health Care Technology–0.03%
#IMS Health 144A 6.00% 11/1/20	220,000	226,050

		226,050

Hotels, Restaurants & Leisure–3.52%
AMC Entertainment 5.875% 2/15/22	1,241,000	1,253,410
Boyd Gaming 6.875% 5/15/23	336,000	342,720
#CCM Merger 144A 9.125% 5/1/19	260,000	275,951
Cedar Fair
5.25% 3/15/21	593,000	603,377

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Cedar Fair (continued)
5.375% 6/1/24	265,000	$266,987
Choice Hotels International 5.75% 7/1/22	373,000	400,043
#‡Chukchansi Economic Development Authority 144A 9.75% 5/30/20	236,584	138,401
Cinemark USA 5.125% 12/15/22	1,025,000	1,008,344
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	641,000	671,447
FelCor Lodging 6.00% 6/1/25	335,000	336,675
Hilton Worldwide Finance 5.625% 10/15/21	475,000	492,813
Isle of Capri Casinos
5.875% 3/15/21	635,000	657,225
8.875% 6/15/20	590,000	629,825
#Landry’s 144A 9.375% 5/1/20	725,000	777,563
MGM Resorts International
6.00% 3/15/23	550,000	535,563
6.75% 10/1/20	675,000	700,313
7.75% 3/15/22	3,362,000	3,593,137
8.625% 2/1/19	210,000	231,525
11.375% 3/1/18	250,000	286,875
#NCL 144A 5.25% 11/15/19	124,000	127,023
New Red Finance
#144A 4.625% 1/15/22	270,000	264,654
#144A 6.00% 4/1/22	1,010,000	1,027,675
#Rivers Pittsburgh Borrower 144A 9.50% 6/15/19	332,000	345,903
#Sabre GLBL 144A 5.375% 4/15/23	474,000	469,260
Scientific Games International
#144A 7.00% 1/1/22	310,000	306,900
10.00% 12/1/22	2,010,000	1,763,775
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,080,000	1,069,200
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	949,000	996,450
#Six Flags Entertainment 144A 5.25% 1/15/21	1,000,000	1,005,000
Speedway Motorsports 5.125% 2/1/23	480,000	472,800
Station Casinos 7.50% 3/1/21	1,000,000	1,045,000
#Viking Cruises 144A 6.25% 5/15/25	175,000	171,937
Wynn Las Vegas 5.375% 3/15/22	525,000	485,625

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas (continued)
#144A 5.50% 3/1/25	1,285,000	$1,106,706

		23,860,102

Household Durables–1.67%
Brookfield Residential Properties
#144A 6.125% 7/1/22	616,000	589,820
#144A 6.375% 5/15/25	281,000	266,247
CalAtlantic Group
5.875% 11/15/24	285,000	293,550
8.375% 1/15/21	500,000	590,000
10.75% 9/15/16	193,000	208,440
#Century Communities 144A 6.875% 5/15/22	700,000	668,500
Horton (D.R.) 6.50% 4/15/16	57,000	58,354
Jarden 7.50% 5/1/17	330,000	353,925
@K Hovnanian Enterprises 11.875% 10/15/15	445,000	442,775
Lennar
4.50% 6/15/19	344,000	349,504
4.50% 11/15/19	755,000	765,193
4.75% 5/30/25	365,000	350,400
6.95% 6/1/18	322,000	350,980
12.25% 6/1/17	245,000	282,363
M/I Homes 8.625% 11/15/18	513,000	527,107
#Mattamy Group 144A 6.50% 11/15/20	1,292,000	1,259,700
Meritage Homes
7.00% 4/1/22	680,000	736,950
7.15% 4/15/20	230,000	251,275
#Serta Simmons Holdings 144A 8.125% 10/1/20	519,000	546,896
#Taylor Morrison Communities 144A 5.875% 4/15/23	725,000	728,625
#Tempur Sealy International 144A 5.625% 10/15/23	630,000	635,513
WCI Communities 6.875% 8/15/21	725,000	755,813
#Woodside Homes 144A 6.75% 12/15/21	320,000	296,000

		11,307,930

Household Products–0.54%
#Energizer Holdings 144A 5.50% 6/15/25	1,205,000	1,176,381
Spectrum Brands
#144A 5.75% 7/15/25	1,550,000	1,588,750
#144A 6.125% 12/15/24	525,000	543,375
6.625% 11/15/22	333,000	353,813

		3,662,319

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers–2.28%
AES
•3.324% 6/1/19	800,000	$762,000
4.875% 5/15/23	190,000	167,675
5.50% 3/15/24	1,289,000	1,149,143
5.50% 4/15/25	710,000	624,800
Calpine
5.375% 1/15/23	521,000	488,437
5.50% 2/1/24	675,000	631,125
5.75% 1/15/25	520,000	488,150
#144A 5.875% 1/15/24	1,110,000	1,148,850
#144A 6.00% 1/15/22	500,000	520,625
Dynegy
5.875% 6/1/23	594,000	559,845
6.75% 11/1/19	676,000	681,070
7.375% 11/1/22	870,000	881,963
7.625% 11/1/24	285,000	289,275
GenOn Energy
7.875% 6/15/17	450,000	424,125
9.875% 10/15/20	1,414,000	1,322,090
NRG Energy
6.25% 7/15/22	250,000	228,750
6.25% 5/1/24	625,000	554,687
6.625% 3/15/23	939,000	868,575
7.875% 5/15/21	267,000	272,006
8.25% 9/1/20	1,000,000	1,032,000
Talen Energy Supply
#144A 4.625% 7/15/19	390,000	356,850
#144A 6.50% 6/1/25	1,087,000	936,179
#Terraform Global Operating 144A 9.75% 8/15/22	616,000	495,880
TerraForm Power Operating
#144A 5.875% 2/1/23	415,000	368,313
#144A 6.125% 6/15/25	221,000	191,717

		15,444,130

Insurance–0.59%
CNO Financial Group
4.50% 5/30/20	278,000	284,255
5.25% 5/30/25	734,000	747,763
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	550,715
#Liberty Mutual Group 144A 7.80% 3/15/37	837,000	975,105
#USI 144A 7.75% 1/15/21	661,000	649,433
•XLIT 6.50% 12/29/49	1,020,000	812,430

		4,019,701

Internet & Catalog Retail–0.30%
Netflix
5.375% 2/1/21	536,000	558,780
#144A 5.50% 2/15/22	335,000	340,025
5.75% 3/1/24	785,000	804,625

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Catalog Retail (continued)
Netflix (continued)
#144A 5.875% 2/15/25	335,000	$345,887

		2,049,317

Internet Software & Services–0.47%
#Blue Coat Holdings 144A 8.375% 6/1/23	417,000	418,043
IAC/InterActive 4.875% 11/30/18	105,000	108,281
VeriSign
4.625% 5/1/23	423,000	413,483
5.25% 4/1/25	192,000	191,040
Zayo Group
#144A 6.00% 4/1/23	1,210,000	1,176,725
#144A 6.375% 5/15/25	265,000	255,063
10.125% 7/1/20	544,000	591,600

		3,154,235

IT Services–1.20%
#Alliance Data Systems 144A 5.375% 8/1/22	708,000	692,070
First Data
#144A 5.375% 8/15/23	710,000	704,675
#144A 6.75% 11/1/20	991,000	1,038,073
#144A 8.25% 1/15/21	1,195,000	1,242,800
#144A 8.75% 1/15/22	673,589	705,584
10.625% 6/15/21	340,000	373,575
11.25% 1/15/21	162,000	177,390
11.75% 8/15/21	850,000	945,625
12.625% 1/15/21	1,278,000	1,455,323
SunGard Data Systems
6.625% 11/1/19	290,000	300,513
7.625% 11/15/20	496,000	516,460

		8,152,088

Machinery–0.64%
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	777,000	780,885
#BlueLine Rental Finance 144A 7.00% 2/1/19	1,060,000	1,022,900
Briggs & Stratton 6.875% 12/15/20	500,000	542,500
#Gardner Denver 144A 6.875% 8/15/21	560,000	498,400
#Milacron 144A 7.75% 2/15/21	1,200,000	1,230,000
Oshkosh 5.375% 3/1/25	250,000	250,000

		4,324,685

Marine–0.81%
#Bluewater Holding 144A 10.00% 12/10/19	2,100,000	1,501,500
Martin Midstream Partners 7.25% 2/15/21	681,000	633,330

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Marine (continued)
Navios Maritime Holdings
#144A 7.375% 1/15/22	1,455,000	$1,176,731
8.125% 2/15/19	125,000	92,500
#Navios South American Logistics 144A 7.25% 5/1/22	974,000	880,253
Ultrapetrol Bahamas 8.875% 6/15/21	1,903,000	1,217,920

		5,502,234

Media–7.96%
Altice
#144A 7.625% 2/15/25	458,000	405,616
#144A 7.75% 5/15/22	1,076,000	981,850
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,287,453
#144A 6.625% 2/15/23	986,000	950,874
Altice Finco
#144A 7.625% 2/15/25	200,000	187,000
#144A 8.125% 1/15/24	200,000	191,000
Cablevision Systems 8.00% 4/15/20	2,246,000	2,004,555
CCO Holdings 6.625% 1/31/22	1,224,000	1,236,240
CCO Safari II
#144A 4.464% 7/23/22	1,070,000	1,071,810
#144A 6.384% 10/23/35	330,000	334,621
Cequel Communications Holdings I
#144A 5.125% 12/15/21	500,000	442,187
#144A 5.125% 12/15/21	125,000	110,547
Clear Channel Worldwide Holdings
6.50% 11/15/22	2,007,000	2,022,053
6.50% 11/15/22	1,593,000	1,591,009
7.625% 3/15/20	2,093,000	2,106,081
7.625% 3/15/20	45,000	45,056
CSC Holdings 6.75% 11/15/21	1,070,000	960,325
DISH DBS
5.875% 7/15/22	245,000	217,437
6.75% 6/1/21	4,969,000	4,799,004
GLP Capital 5.375% 11/1/23	330,000	336,600
Gray Television 7.50% 10/1/20	1,530,000	1,573,987
iHeartCommunications
9.00% 12/15/19	1,944,000	1,679,130
9.00% 3/1/21	109,000	91,996
Lamar Media
5.00% 5/1/23	168,000	166,320
5.875% 2/1/22	50,000	52,187
Liberty Interactive 8.25% 2/1/30	380,000	393,300
LIN Television
#144A 5.875% 11/15/22	1,060,000	1,054,700
6.375% 1/15/21	625,000	652,344
Live Nation Entertainment #144A 5.375% 6/15/22	220,000	216,700

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Live Nation Entertainment (continued)
#144A 7.00% 9/1/20	445,000	$467,250
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	177,760
Nexstar Broadcasting
#144A 6.125% 2/15/22	405,000	400,950
6.875% 11/15/20	492,000	508,605
Nielsen Finance
4.50% 10/1/20	300,000	301,875
#144A 5.00% 4/15/22	1,050,000	1,021,125
#Nielsen Luxembourg 144A 5.50% 10/1/21	155,000	154,806
Numericable-SFR
#144A 6.00% 5/15/22	3,325,000	3,212,781
#144A 6.25% 5/15/24	1,106,000	1,067,290
Outfront Media Capital
5.25% 2/15/22	336,000	336,840
5.625% 2/15/24	330,000	335,775
5.875% 3/15/25	285,000	291,056
Quebecor Media 5.75% 1/15/23	240,000	237,300
#RCN Telecom Services 144A 8.50% 8/15/20	503,000	521,234
Regal Entertainment Group
5.75% 3/15/22	1,072,000	1,057,260
5.75% 6/15/23	550,000	533,500
Sinclair Television Group
5.375% 4/1/21	915,000	897,844
#144A 5.625% 8/1/24	830,000	757,375
6.125% 10/1/22	915,000	910,425
Sirius XM Radio
#144A 4.625% 5/15/23	739,000	693,736
#144A 5.75% 8/1/21	345,000	346,509
#144A 5.875% 10/1/20	750,000	765,000
#144A 6.00% 7/15/24	345,000	347,587
TEGNA
5.125% 7/15/20	430,000	439,675
#144A 5.50% 9/15/24	265,000	258,375
6.375% 10/15/23	1,005,000	1,057,763
Time Warner Cable 7.30% 7/1/38	792,000	831,871
#Tribune Media 144A 5.875% 7/15/22	404,000	392,890
Unitymedia Hessen
#144A 5.00% 1/15/25	400,000	377,000
#144A 5.50% 1/15/23	200,000	200,500
Univision Communications
#144A 5.125% 5/15/23	2,250,000	2,148,750
#144A 5.125% 2/15/25	1,065,000	1,001,100
#144A 6.75% 9/15/22	2,411,000	2,504,426
#144A 8.50% 5/15/21	350,000	365,313
Videotron
5.00% 7/15/22	124,000	122,605

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Videotron (continued)
#144A 5.375% 6/15/24	497,000	$490,787
#WMG Acquisition 144A 6.75% 4/15/22	1,316,000	1,243,620

		53,940,540

Metals & Mining–3.86%
AK Steel 8.75% 12/1/18	830,000	811,449
Alcoa
5.125% 10/1/24	1,025,000	981,437
5.40% 4/15/21	508,000	522,605
5.72% 2/23/19	550,000	571,313
5.87% 2/23/22	519,000	537,165
5.90% 2/1/27	1,186,000	1,150,420
6.15% 8/15/20	305,000	315,294
6.75% 1/15/28	614,000	635,490
Aleris International
7.625% 2/15/18	351,000	343,103
7.875% 11/1/20	461,000	449,521
Allegheny Technologies 6.625% 8/15/23	775,000	670,375
ArcelorMittal
6.125% 6/1/25	335,000	272,187
6.25% 3/1/21	320,000	289,798
7.00% 2/25/22	3,365,000	3,078,975
7.75% 10/15/39	1,080,000	885,600
10.60% 6/1/19	2,000,000	2,167,500
#BlueScope Steel Finance 144A 7.125% 5/1/18	402,000	398,985
Coeur Mining 7.875% 2/1/21	1,498,000	906,290
Commercial Metals
4.875% 5/15/23	155,000	136,400
6.50% 7/15/17	500,000	517,500
7.35% 8/15/18	620,000	658,750
#Constellium 144A 5.75% 5/15/24	600,000	459,000
First Quantum Minerals
#144A 6.75% 2/15/20	1,081,000	729,675
#144A 7.00% 2/15/21	151,000	98,527
#144A 7.25% 10/15/19	215,000	151,575
Hecla Mining 6.875% 5/1/21	1,476,000	1,195,560
#Huber (J.M.) 144A 9.875% 11/1/19	170,000	179,814
HudBay Minerals 9.50% 10/1/20	454,000	364,903
Joseph T Ryerson & Son 9.00% 10/15/17	265,000	237,175
Kaiser Aluminum 8.25% 6/1/20	656,000	698,640
Lundin Mining
#144A 7.50% 11/1/20	575,000	557,750
#144A 7.875% 11/1/22	725,000	697,813
New Gold
#144A 6.25% 11/15/22	1,199,000	1,010,157

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
New Gold (continued)
#144A 7.00% 4/15/20	328,000	$307,910
#Prince Mineral Holding 144A 11.50% 12/15/19	390,000	329,550
#Signode Industrial Group 144A 6.375% 5/1/22	785,000	745,750
Steel Dynamics
5.125% 10/1/21	215,000	204,787
5.25% 4/15/23	275,000	253,000
5.50% 10/1/24	275,000	252,828
6.125% 8/15/19	120,000	123,300
6.375% 8/15/22	695,000	686,313
Taseko Mines 7.75% 4/15/19	470,000	260,850
#Wise Metals Group 144A 8.75% 12/15/18	320,000	308,800

		26,153,834

Multiline Retail–0.19%
#Dollar Tree 144A 5.75% 3/1/23	331,000	345,067
#Neiman Marcus Group 144A 8.00% 10/15/21	702,000	726,570
Penney (J.C.) 8.125% 10/1/19	203,000	204,015

		1,275,652

Oil, Gas & Consumable Fuels–10.87%
Antero Resources
5.125% 12/1/22	343,000	296,695
5.375% 11/1/21	725,000	641,625
6.00% 12/1/20	1,087,000	1,010,910
Baytex Energy
#144A 5.125% 6/1/21	157,000	125,600
#144A 5.625% 6/1/24	267,000	212,265
#Blue Racer Midstream 144A 6.125% 11/15/22	1,036,000	989,380
California Resources
5.50% 9/15/21	1,106,000	680,190
6.00% 11/15/24	618,000	370,414
Chesapeake Energy
4.875% 4/15/22	2,144,000	1,409,680
5.375% 6/15/21	340,000	227,800
5.75% 3/15/23	285,000	187,298
6.125% 2/15/21	542,000	380,416
7.25% 12/15/18	33,000	27,473
Cimarex Energy
4.375% 6/1/24	462,000	450,616
5.875% 5/1/22	546,000	573,620
#Citgo Holding 144A 10.75% 2/15/20	675,000	663,187
#CITGO Petroleum 144A 6.25% 8/15/22	903,000	866,880
Cloud Peak Energy Resources
6.375% 3/15/24	397,000	220,335

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy Resources (continued)
8.50% 12/15/19	203,000	$127,890
Comstock Resources
7.75% 4/1/19	813,000	207,315
9.50% 6/15/20	443,000	124,040
#144A 10.00% 3/15/20	675,000	472,500
Concho Resources
5.50% 10/1/22	300,000	287,250
5.50% 4/1/23	120,000	114,900
6.50% 1/15/22	850,000	841,500
CONSOL Energy 5.875% 4/15/22	1,060,000	718,150
Crestwood Midstream Partners
6.00% 12/15/20	143,000	129,057
6.125% 3/1/22	454,000	395,298
#144A 6.25% 4/1/23	659,000	563,445
Diamondback Energy 7.625% 10/1/21	742,000	782,810
Energy Transfer Equity
5.875% 1/15/24	2,112,000	1,912,416
7.50% 10/15/20	147,000	147,000
EnLink Midstream Partners 7.125% 6/1/22	165,000	180,641
EP Energy
6.375% 6/15/23	497,000	369,331
7.75% 9/1/22	1,370,000	1,102,850
9.375% 5/1/20	673,000	582,145
#Ferrellgas 144A 6.75% 6/15/23	859,000	785,985
Genesis Energy
5.625% 6/15/24	429,000	371,085
5.75% 2/15/21	375,000	343,125
6.00% 5/15/23	395,000	349,575
6.75% 8/1/22	355,000	334,943
#@Halcon Resources 144A 13.00% 2/15/22	819,000	529,279
Hiland Partners
#144A 5.50% 5/15/22	280,000	274,225
#144A 7.25% 10/1/20	1,000,000	1,056,250
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	850,725
#144A 5.75% 10/1/25	1,100,000	973,500
#144A 7.625% 4/15/21	1,365,000	1,344,525
Holly Energy Partners 6.50% 3/1/20	137,000	130,835
Jones Energy Holdings 6.75% 4/1/22	270,000	215,833
#Jupiter Resources 144A 8.50% 10/1/22	882,000	500,535
Kinder Morgan
#144A 5.00% 2/15/21	323,000	330,436
#144A 5.625% 11/15/23	323,000	317,202
Linn Energy 6.50% 9/15/21	567,000	120,487

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
MarkWest Energy Partners
4.50% 7/15/23	256,000	$236,211
4.875% 12/1/24	1,273,000	1,171,160
4.875% 6/1/25	1,623,000	1,496,893
5.50% 2/15/23	1,250,000	1,217,187
MEG Energy
#144A 6.375% 1/30/23	300,000	236,250
#144A 6.50% 3/15/21	300,000	247,500
#144A 7.00% 3/31/24	879,000	703,200
Memorial Resource Development 5.875% 7/1/22	811,000	742,065
Murphy Oil USA 6.00% 8/15/23	95,000	97,613
#Navios Maritime Acquisition 144A 8.125% 11/15/21	290,000	269,337
Newfield Exploration
5.375% 1/1/26	425,000	391,000
5.625% 7/1/24	694,000	659,300
5.75% 1/30/22	400,000	390,000
Noble Energy
5.625% 5/1/21	1,025,000	1,032,371
5.875% 6/1/22	933,000	932,508
5.875% 6/1/24	874,000	871,089
Oasis Petroleum 6.875% 3/15/22	650,000	518,245
#PBF Logistics 144A 6.875% 5/15/23	411,000	358,597
Peabody Energy
6.25% 11/15/21	597,000	125,370
#144A 10.00% 3/15/22	1,693,000	645,456
Penn Virginia 8.50% 5/1/20	927,000	244,496
QEP Resources
5.25% 5/1/23	733,000	616,453
5.375% 10/1/22	1,062,000	908,010
6.875% 3/1/21	1,335,000	1,234,875
Range Resources
5.00% 8/15/22	210,000	186,900
5.00% 3/15/23	210,000	186,769
5.75% 6/1/21	215,000	203,713
Regency Energy Partners
4.50% 11/1/23	133,000	123,156
5.50% 4/15/23	2,045,000	1,988,763
6.50% 7/15/21	370,000	383,653
#Rice Energy 144A 7.25% 5/1/23	516,000	486,330
#Rockies Express Pipeline 144A 6.00% 1/15/19	1,400,000	1,351,000
Rose Rock Midstream
5.625% 7/15/22	297,000	262,845
#144A 5.625% 11/15/23	497,727	435,511
RSP Permian 6.625% 10/1/22	246,000	237,390
‡Sabine Oil & Gas 9.75% 2/15/17	178,000	18,690
Sabine Pass Liquefaction
5.625% 2/1/21	400,000	373,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction (continued)
5.625% 4/15/23	1,773,000	$1,582,403
#144A 5.625% 3/1/25	672,000	594,720
5.75% 5/15/24	490,000	438,550
6.25% 3/15/22	490,000	458,150
SemGroup 7.50% 6/15/21	266,000	251,370
SM Energy
5.00% 1/15/24	530,000	451,163
5.625% 6/1/25	623,000	537,337
6.50% 11/15/21	2,413,000	2,304,415
6.50% 1/1/23	1,050,000	981,750
Stone Energy 7.50% 11/15/22	744,000	465,000
#SunCoke Energy Partners 144A 7.375% 2/1/20	155,000	137,919
Sunoco
#144A 5.50% 8/1/20	747,000	739,530
#144A 6.375% 4/1/23	1,070,000	1,048,600
#Talos Production 144A 9.75% 2/15/18	630,000	431,550
Targa Resources Partners
#144A 5.00% 1/15/18	550,000	526,625
5.25% 5/1/23	850,000	758,625
6.375% 8/1/22	54,000	51,907
6.875% 2/1/21	485,000	471,663
Tesoro 5.125% 4/1/24	230,000	226,550
Tesoro Logistics
#144A 5.50% 10/15/19	400,000	394,000
5.875% 10/1/20	1,656,000	1,614,600
6.125% 10/15/21	450,000	444,375
#144A 6.25% 10/15/22	384,000	376,320
Ultra Petroleum
#144A 5.75% 12/15/18	1,155,000	837,375
#144A 6.125% 10/1/24	1,129,000	649,175
W&T Offshore 8.50% 6/15/19	720,000	324,000
Western Refining 6.25% 4/1/21	379,000	369,525
Whiting Petroleum 5.00% 3/15/19	875,000	765,625
Williams Partners
4.875% 5/15/23	1,010,000	935,700
6.125% 7/15/22	2,006,000	2,042,940
WPX Energy
5.25% 9/15/24	1,188,000	962,280
6.00% 1/15/22	3,071,000	2,656,415

		73,634,530

Paper & Forest Products–0.20%
Clearwater Paper
4.50% 2/1/23	180,000	167,400
#144A 5.375% 2/1/25	450,000	428,625
Louisiana-Pacific 7.50% 6/1/20	117,000	121,973
#Unifrax I 144A 7.50% 2/15/19	630,000	620,550

		1,338,548

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–3.04%
#~Capsugel PIK 144A 7.00% 5/15/19	615,000	$616,153
Endo Finance
#144A 5.75% 1/15/22	675,000	669,937
#144A 6.00% 7/15/23	1,395,000	1,381,050
#144A 6.00% 2/1/25	960,000	937,200
#144A 7.25% 12/15/20	365,000	380,969
Grifols Worldwide Operations 5.25% 4/1/22	480,000	476,102
#Horizon Pharma Financing 144A 6.625% 5/1/23	495,000	438,694
Omnicare
4.75% 12/1/22	680,000	737,800
5.00% 12/1/24	450,000	490,500
#Prestige Brands 144A 5.375% 12/15/21	775,000	759,500
#Quintiles Transnational 144A 4.875% 5/15/23	580,000	575,650
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,730,000	1,685,669
#144A 5.50% 3/1/23	675,000	642,937
#144A 5.625% 12/1/21	380,000	361,950
#144A 5.875% 5/15/23	3,320,000	3,180,975
#144A 6.125% 4/15/25	1,990,000	1,900,450
#144A 6.375% 10/15/20	1,915,000	1,909,016
#144A 6.75% 8/15/18	1,309,000	1,334,362
#144A 6.75% 8/15/21	245,000	248,063
#144A 7.00% 10/1/20	875,000	894,687
#144A 7.25% 7/15/22	244,000	249,368
#144A 7.50% 7/15/21	717,000	740,303

		20,611,335

Professional Services–0.07%
FTI Consulting 6.00% 11/15/22	125,000	129,844
IHS 5.00% 11/1/22	370,000	357,050

		486,894

Real Estate Investment Trusts–0.93%
Crown Castle International
4.875% 4/15/22	400,000	416,800
5.25% 1/15/23	750,000	796,087
DuPont Fabros Technology 5.875% 9/15/21	445,000	458,350
Equinix
4.875% 4/1/20	187,000	191,207
5.375% 1/1/22	689,000	689,000
5.375% 4/1/23	500,000	491,550
5.75% 1/1/25	203,000	202,493
#ESH Hospitality 144A 5.25% 5/1/25	500,000	493,750
Iron Mountain 5.75% 8/15/24	636,000	616,125

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Iron Mountain (continued)
6.00% 10/1/20	967,000	$978,797
7.75% 10/1/19	346,000	360,359
8.375% 8/15/21	35,000	36,085
RHP Hotel Properties
5.00% 4/15/21	244,000	245,220
#144A 5.00% 4/15/23	305,000	305,000

		6,280,823

Real Estate Management & Development–0.04%
Kennedy-Wilson 5.875% 4/1/24	304,000	297,920

		297,920

Road & Rail–0.56%
Avis Budget Car Rental
#144A 5.125% 6/1/22	860,000	833,125
#144A 5.25% 3/15/25	710,000	659,413
Hertz
6.25% 10/15/22	95,000	95,713
7.375% 1/15/21	1,275,000	1,322,813
#Jurassic Holdings III 144A 6.875% 2/15/21	1,245,000	880,837

		3,791,901

Semiconductors & Semiconductor Equipment–1.16%
Advanced Micro Devices
6.75% 3/1/19	845,000	588,331
7.00% 7/1/24	887,000	554,375
7.50% 8/15/22	52,000	33,540
7.75% 8/1/20	811,000	529,177
Amkor Technology 6.625% 6/1/21	165,000	157,369
#Entegris 144A 6.00% 4/1/22	202,000	205,787
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	499,800
#144A 6.00% 1/15/22	263,000	275,493
Micron Technology
#144A 5.25% 8/1/23	304,000	280,379
#144A 5.25% 1/15/24	448,000	412,160
5.50% 2/1/25	495,000	455,400
#144A 5.625% 1/15/26	392,000	353,780
5.875% 2/15/22	181,000	179,190
NXP
#144A 3.50% 9/15/16	200,000	201,500
#144A 3.75% 6/1/18	420,000	422,100
#144A 4.125% 6/15/20	1,066,000	1,071,330
#144A 4.625% 6/15/22	1,243,000	1,236,785
#144A 5.75% 2/15/21	200,000	208,750
#144A 5.75% 3/15/23	200,000	208,500

		7,873,746

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–1.07%
Activision Blizzard
#144A 5.625% 9/15/21	580,000	$611,900
#144A 6.125% 9/15/23	1,100,000	1,171,500
Audatex North America
#144A 6.00% 6/15/21	781,000	785,483
#144A 6.125% 11/1/23	627,000	632,486
Emdeon
#144A 6.00% 2/15/21	725,000	702,344
11.00% 12/31/19	414,000	442,463
Infor US
#144A 5.75% 8/15/20	188,000	187,530
#@144A 6.50% 5/15/22	682,000	627,440
#Italics Merger Sub 144A 7.125% 7/15/23	712,000	681,740
#@Nuance Communications 144A 5.375% 8/15/20	603,000	604,507
#Open Text 144A 5.625% 1/15/23	337,000	335,104
#SS&C Technologies Holdings 144A 5.875% 7/15/23	474,000	483,480

		7,265,977

Specialty Retail–1.33%
AutoNation 5.50% 2/1/20	100,000	110,000
#Caleres 144A 6.25% 8/15/23	500,000	503,750
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	228,000	88,350
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	789,390
8.875% 3/15/19	1,075,000	430,000
#144A 9.00% 3/15/19	2,417,000	1,939,643
CST Brands 5.00% 5/1/23	942,000	939,645
#Guitar Center 144A 6.50% 4/15/19	433,000	400,525
#Jo-Ann Stores 144A 8.125% 3/15/19	350,000	325,500
L Brands
5.625% 2/15/22	615,000	652,669
5.625% 10/15/23	500,000	533,750
#Party City Holdings 144A 6.125% 8/15/23	440,000	445,500
#Radio Systems 144A 8.375% 11/1/19	475,000	499,344
Sally Holdings 5.50% 11/1/23	615,000	633,450
#Tops Holding 144A 8.00% 6/15/22	735,000	738,675

		9,030,191

Technology Hardware, Storage & Peripherals–0.07%
NCR
5.00% 7/15/22	373,000	354,816
6.375% 12/15/23	130,000	127,887

		482,703

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.08%
Levi Strauss 5.00% 5/1/25	545,000	$536,825

		536,825

Thrift & Mortgage Finance–0.09%
Nationstar Mortgage
6.50% 7/1/21	172,000	143,405
7.875% 10/1/20	338,000	308,847
9.625% 5/1/19	143,000	147,826

		600,078

Trading Companies & Distributors–1.74%
#@Ahern Rentals 144A 7.375% 5/15/23	887,000	776,125
Aircastle
5.125% 3/15/21	49,000	49,245
6.25% 12/1/19	318,000	341,850
7.625% 4/15/20	553,000	622,816
Ashtead Capital
#144A 5.625% 10/1/24	650,000	650,000
#144A 6.50% 7/15/22	625,000	656,250
#Beacon Roofing Supply 144A 6.375% 10/1/23	383,000	385,873
#Brightstar 144A 9.50% 12/1/16	710,000	717,100
Global Partners
6.25% 7/15/22	227,000	200,895
#144A 7.00% 6/15/23	1,050,000	984,375
H&E Equipment Services 7.00% 9/1/22	1,370,000	1,335,750
HD Supply
#144A 5.25% 12/15/21	670,000	675,863
7.50% 7/15/20	676,000	706,420
United Rentals North America
4.625% 7/15/23	570,000	554,325
6.125% 6/15/23	1,943,000	1,946,643
7.375% 5/15/20	200,000	211,000
7.625% 4/15/22	267,000	284,355
#Univar USA 144A 6.75% 7/15/23	755,000	702,150

		11,801,035

Wireless Telecommunication Services–3.85%
SBA Communications 4.875% 7/15/22	683,000	672,755
SBA Telecommunications 5.75% 7/15/20	232,000	239,830
#SoftBank Group 144A 4.50% 4/15/20	1,365,000	1,325,279
Sprint
7.125% 6/15/24	437,000	337,408
7.25% 9/15/21	718,000	589,657
7.625% 2/15/25	1,479,000	1,148,998
7.875% 9/15/23	2,217,000	1,799,927
Sprint Capital
6.875% 11/15/28	780,000	561,600

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Capital (continued)
6.90% 5/1/19	1,111,000	$980,457
8.75% 3/15/32	2,287,000	1,783,860
Sprint Communications
6.00% 11/15/22	1,190,000	898,450
#144A 7.00% 3/1/20	2,577,000	2,583,443
7.00% 8/15/20	1,250,000	1,057,025
#144A 9.00% 11/15/18	860,000	904,548
9.125% 3/1/17	334,000	339,114
11.50% 11/15/21	90,000	89,325
T-Mobile USA
5.25% 9/1/18	476,000	485,520
6.00% 3/1/23	1,054,000	1,019,745
6.125% 1/15/22	451,000	436,343
6.25% 4/1/21	793,000	792,207
6.375% 3/1/25	414,000	398,475
6.464% 4/28/19	325,000	331,500
6.50% 1/15/24	129,000	125,372
6.625% 11/15/20	534,000	544,013
6.625% 4/1/23	833,000	826,753
6.633% 4/28/21	591,000	593,955
6.731% 4/28/22	2,153,000	2,153,000
6.836% 4/28/23	1,089,000	1,080,833
#West 144A 5.375% 7/15/22	735,000	681,713
Wind Acquisition Finance
#144A 4.75% 7/15/20	745,000	739,413
#144A 7.375% 4/23/21	595,000	589,050

		26,109,568

Total Corporate Bonds (Cost $660,730,207)		620,454,151

«SENIOR SECURED LOANS–4.67%
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	70,236	69,885
Altice Financing Delayed Draw 1st Lien 5.50% 7/1/19	393,000	393,786
Avago Technologies Tranche B 1st Lien 3.75% 5/6/21	406,937	407,169
Avaya 1st Lien 6.25% 5/29/20	253,850	200,383
Axalta Coating Systems US Holdings 1st Lien 3.75% 2/1/20	358,749	356,251
Berry Plastics 1st Lien 4.00% 9/17/22	275,000	274,849
Calpine Tranche B3 1st Lien 4.00% 10/9/19	496,173	495,759

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
CDW 1st Lien 3.25% 4/29/20	195,001	$193,609
Cincinnati Bell Tranche B 1st Lien 4.00% 9/10/20	314,400	313,877
@Coeur Mining 1st Lien 9.00% 6/23/20	748,125	736,903
Dell International Tranche B2 1st Lien 4.00% 4/29/20	1,045,511	1,041,486
Delta 2 Lux 1st Lien 4.75% 7/30/21	300,000	295,220
Delta 2 Tranche B 2nd Lien 7.75% 7/29/22	825,000	796,814
Dole Food Tranche B 1st Lien 4.50% 11/1/18	751,986	751,422
Drillship Ocean Ventures Tranche B 1st Lien 5.50% 7/25/21	365,163	245,572
Energy Future Intermediate Holding DIP 1st Lien 4.25% 6/19/16	305,118	304,610
Entercom Radio Tranche B2 1st Lien 5.25% 11/23/18	66,067	66,122
FCA US Tranche B 1st Lien 3.50% 5/24/17	677,930	675,770
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	336,272	305,588
Fieldwood Energy 2nd Lien 8.375% 9/30/20	720,000	204,599
First Data Tranche B1 1st Lien 3.696% 9/24/18	213,043	211,285
Floatel International Tranche B 1st Lien 6.00% 6/27/20	386,423	253,107
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	870,753	714,349
Freescale Semiconductor Tranche B4 1st Lien 4.25% 3/1/20	292,539	292,661
Freescale Semiconductor Tranche B5 1st Lien 5.00% 1/15/21	558,600	559,647
Go Daddy Operating Tranche B 1st Lien 4.25% 5/13/21	400,925	401,739
Graton Economic Development Authority 1st Lien 4.75% 9/1/22	375,000	374,768

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Gruden Acquisition 2nd Lien 9.50% 8/18/23	567,000	$541,485
Harland Clarke Holdings Tranche B 1st Lien 5.577% 6/30/17	59,799	59,593
iHeartCommunications Tranche D 1st Lien 6.944% 1/30/19	2,982,692	2,481,689
iHeartCommunications Tranche E 1st Lien 7.694% 7/30/19	850,642	712,413
Inventiv Health Tranche B4 1st Lien 7.75% 5/15/18	288,875	289,779
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	951,566	739,162
MEG Energy Tranche B 1st Lien 3.75% 3/31/20	80,641	75,612
Navios Maritime Midstream Partners Tranche B 1st Lien 5.50% 6/18/20	297,268	296,525
OCI Beaumont Tranche B3 1st Lien 5.50% 8/20/19	117,718	119,484
OSG Bulk Ships Tranche B - Exit 1st Lien 5.25% 8/5/19	285,270	282,774
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20	571,517	409,740
Penney (J.C.) 1st Lien 6.00% 5/22/18	1,075,250	1,071,051
PetSmart Tranche B 1st Lien 4.25% 3/10/22	598,500	598,153
Pinnacle Foods Tranche H 1st Lien 3.00% 4/29/20	490,000	489,388
Quickrete 2nd Lien 7.00% 3/30/21	77,775	78,164
Rite Aid 2nd Lien
4.875% 6/21/21	1,038,889	1,041,486
5.75% 8/21/20	155,000	156,938
Riverbed Technology 1st Lien 6.00% 4/27/22	298,500	299,370
ROC Finance 1st Lien 5.00% 6/20/19	1,167,626	1,115,089
Sabine Oil & Gas 2nd Lien 8.75% 12/31/18	466,667	82,833
Scientific Games International 1st Lien 6.00% 10/18/20	319,806	316,208

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Sears Roebuck Acceptance Tranche B 1st Lien 5.50% 6/30/18	800,738	$788,855
Serta Simmons Holdings Tranche B 1st Lien 4.25% 10/1/19	374,211	374,958
Shelf Drilling MidCo PIK 1st Lien 10.00% 10/8/18	300,000	188,250
Shingle Springs Tribal Gaming Authority Tranche B 1st Lien 6.25% 8/29/19	309,732	311,667
Stallion Oilfield Holdings 1st Lien 8.00% 6/19/18	255,011	185,734
Staples Tranche B 1st Lien 3.50% 4/24/21	595,238	593,045
Stardust Finance Holding Tranche B 1st Lien 6.50% 3/13/22	991,661	984,843
Syniverse Holdings 1st Lien 4.00% 4/23/19	512,877	472,488
Texas Competitive Electric Holdings 1st Lien 4.683% 10/10/17	6,255,000	2,410,552
Texas Competitive Electric Holdings DIP 1st Lien 3.75% 5/5/16	436,921	437,194
Texas Competitive Electric Holdings Nonext 1st Lien 4.683% 10/10/16	1,920,000	722,102
Tribune Media 1st Lien 3.75% 12/27/20	384,624	381,901
Univision Communications 1st Lien 4.00% 3/1/20	204,671	203,633
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	726,631	722,998
UPC Financing Partnership Tranche AH 1st Lien 3.25% 6/30/21	170,000	167,110
@=Vertis 1st Lien 14.00% 12/20/15	243,194	0
Visant Tranche 1st Lien 7.00% 9/23/21	302,853	280,139
W&T Offshore 2nd Lien 9.00% 5/15/20	292,000	255,500

Total Senior Secured Loans (Cost $37,994,828)		31,675,135

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK–0.09%
†Dynegy	2,000	$41,340
†@Escrow General Motors	425,000	43
†@Escrow General Motors	400,000	40
†@Escrow General Motors	325,000	33
†NII Holdings	84,804	552,074

Total Common Stock (Cost $1,353,062)		593,530

PREFERRED STOCK–1.18%
#Ally Financial 144A 7.00%	722	727,889
•Bank of America 6.10%	1,186,000	1,157,833
•Hartford Financial Services Group 7.875%	5,600	171,080
#•ILFC E-Capital Trust I 4.57%	2,595,000	2,380,913
#•ILFC E-Capital Trust II 6.25%	1,886,000	1,753,980
•Morgan Stanley 5.55%	527,000	519,754
•XLIT 3.409%	1,505	1,267,022

Total Preferred Stock (Cost $7,202,842)		7,978,471

	Number of Shares	Value (U.S. $)

WARRANT–0.00%
†@=General Maritime exercise price $42.50, expiration date 5/17/17	132	$41

Total Warrant (Cost $0)		41

MONEY MARKET FUND–1.27%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,596,339	8,596,339

Total Money Market Fund (Cost $8,596,339)		8,596,339

TOTAL VALUE OF SECURITIES–98.81% (Cost $716,231,789)	669,643,417
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.19%	8,036,228

NET ASSETS APPLICABLE TO 63,248,343 SHARES OUTSTANDING–100.00%	$677,679,645

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $264,966,953, which represents 39.10% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $3,951,711, which represents 0.58% of the Fund’s net assets.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $41, which represents 0.00% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Summary of Abbreviations:

DIP–Debtor-in-Possession

PIK–Payment-in-kind

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Convertible Bond	$ —	$ 345,750	$ —	$ 345,750
Corporate Bonds	—	620,454,151	—	620,454,151
Senior Secured Loans	—	31,675,135	—	31,675,135
Common Stock
Automobiles	—	—	116	116
Independent Power & Renewable Electricity Producers	41,340	—	—	41,340
Wireless Telecommunication Services	552,074	—	—	552,074
Preferred Stock	171,080	7,807,391	—	7,978,471
Warrant	—	—	41	41
Money Market Fund	8,596,339	—	—	8,596,339
Total	$9,360,833	$660,282,427	$157	$669,643,417

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP JPMorgan High Yield Fund–18

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.52%
Equity Funds–26.80%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	20,155	$758,426
LVIP SSgA Mid-Cap Index Fund	39,488	379,563
LVIP SSgA S&P 500 Index Fund	587,632	8,059,960
LVIP SSgA Small-Cap Index Fund	46,347	1,114,404
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	18,405	372,566

		10,684,919

Fixed Income Funds–47.38%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	274,007	2,753,220
LVIP Delaware Bond Fund	281,891	3,946,469
LVIP Delaware Diversified Floating Rate Fund	117,448	1,174,480
LVIP JPMorgan High Yield Fund	106,782	1,144,600
LVIP PIMCO Low Duration Bond Fund	156,149	1,568,520
LVIP SSgA Bond Index Fund	722,867	8,302,855

		18,890,144

International Equity Funds–16.39%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	134,592	1,216,581
LVIP SSgA International Index Fund	648,120	5,319,772

		6,536,353

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.95%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	145,082	$1,573,265

		1,573,265

Total Affiliated Investment Companies (Cost $29,808,816)		37,684,681

UNAFFILIATED INVESTMENT COMPANIES–4.66%
Fixed Income Fund–0.99%
✢American Funds®–
Mortgage Bond Fund	36,673	395,707

		395,707

International Equity Fund–1.93%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	49,907	768,075

		768,075

Money Market Fund–1.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	694,809	694,809

		694,809

Total Unaffiliated Investment Companies (Cost $1,875,180)		1,858,591

TOTAL VALUE OF SECURITIES–99.18% (Cost $31,683,996)	39,543,272
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.82%	326,526

NET ASSETS APPLICABLE TO 3,482,479 SHARES OUTSTANDING–100.00%.	$39,869,798

*	Standard Class shares.

✢	Class 1 shares.

«	Includes $17,443 cash and $97,744 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	British Pound Currency	$(865,974)	$(850,106)	12/15/15	$15,868
(6)	E-mini MSCI Emerging Markets Index	(238,475)	(237,330)	12/21/15	1,145
(3)	E-mini Russell 2000 Index	(342,478)	(328,770)	12/21/15	13,708
(26)	E-mini S&P 500 Index	(2,517,055)	(2,481,310)	12/21/15	35,745
(3)	E-mini S&P MidCap 400 Index	(418,908)	(408,870)	12/21/15	10,038
(4)	Euro Currency	(562,772)	(558,950)	12/15/15	3,822
(15)	Euro STOXX 50 Index	(540,655)	(518,083)	12/21/15	22,572
(9)	FTSE 100 Index	(836,821)	(819,431)	12/21/15	17,390
(3)	Japanese Yen Currency	(311,398)	(312,863)	12/15/15	(1,465)
(2)	Nikkei 225 Index (OSE)	(297,198)	(289,930)	12/11/15	7,268

		$(6,931,734)			$126,091

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$39,543,272

Futures Contracts	$126,091

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.45%
Equity Funds–34.23%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	68,472	$2,810,762
LVIP Delaware Special Opportunities Fund	75,206	2,829,983
LVIP SSgA Mid-Cap Index Fund	147,355	1,416,380
LVIP SSgA S&P 500 Index Fund	2,819,246	38,668,772
LVIP SSgA Small-Cap Index Fund	57,207	1,375,549
LVIP SSgA Small-Mid Cap 200 Fund	115,789	1,399,768
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	137,356	2,780,502

		51,281,716

Fixed Income Funds–35.27%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	729,955	7,334,584
LVIP Delaware Bond Fund	315,560	4,417,847
LVIP Delaware Diversified Floating Rate Fund	292,284	2,922,844
LVIP JPMorgan High Yield Fund	398,541	4,271,959
LVIP PIMCO Low Duration Bond Fund	582,802	5,854,247
LVIP SSgA Bond Index Fund	2,441,176	28,039,352

		52,840,833

International Equity Funds–22.01%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	502,388	4,541,085

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	190,081	$1,482,635
LVIP SSgA International Index Fund	3,283,121	26,947,860

		32,971,580

International Fixed Income Fund–2.94%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	406,140	4,404,180

		4,404,180

Total Affiliated Investment Companies (Cost $110,339,119)		141,498,309

UNAFFILIATED INVESTMENT COMPANIES–4.45%
International Equity Fund–1.91%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	186,135	2,864,618

		2,864,618

Money Market Fund–2.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,796,845	3,796,845

		3,796,845

Total Unaffiliated Investment Companies (Cost $6,532,051)		6,661,463

TOTAL VALUE OF SECURITIES–98.90% (Cost $116,871,170)	148,159,772
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.10%	1,647,646

NET ASSETS APPLICABLE TO 13,256,798 SHARES OUTSTANDING–100.00%	$149,807,418

*	Standard Class shares.

«	Includes $189,992 cash and $658,568 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(59)	British Pound Currency	$(5,666,384)	$(5,572,919)	12/15/15	$93,465
(40)	E-mini MSCI Emerging Markets Index	(1,584,318)	(1,582,200)	12/21/15	2,118
(15)	E-mini Russell 2000 Index	(1,712,313)	(1,643,850)	12/21/15	68,463
(167)	E-mini S&P 500 Index	(16,140,425)	(15,937,645)	12/21/15	202,780
(22)	E-mini S&P MidCap 400 Index	(3,078,003)	(2,998,380)	12/21/15	79,623
(29)	Euro Currency	(4,067,464)	(4,052,387)	12/15/15	15,077
(105)	Euro STOXX 50 Index	(3,782,641)	(3,626,577)	12/21/15	156,064
(58)	FTSE 100 Index	(5,396,469)	(5,280,776)	12/21/15	115,693
(24)	Japanese Yen Currency	(2,491,581)	(2,502,900)	12/15/15	(11,319)
(16)	Nikkei 225 Index (OSE)	(2,384,150)	(2,319,440)	12/11/15	64,710

		$(46,303,748)			$786,674

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$148,159,772

Futures Contracts	$786,674

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.75%
Equity Funds–37.77%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	35,933	$1,475,066
LVIP Delaware Special Opportunities Fund	78,932	2,970,219
LVIP MFS Value Fund	43,880	1,503,461
LVIP SSgA Mid-Cap Index Fund	154,660	1,486,591
LVIP SSgA S&P 500 Index Fund	3,068,533	42,087,993
LVIP SSgA Small-Cap Index Fund	182,228	4,381,665
LVIP SSgA Small-Mid Cap 200 Fund	121,530	1,469,173
LVIP T. Rowe Price Growth Stock Fund	48,215	1,474,425
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	144,167	2,918,377

		59,766,970

Fixed Income Funds–28.25%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	612,487	6,154,274
LVIP Delaware Bond Fund	110,401	1,545,614
LVIP Delaware Diversified Floating Rate Fund	306,778	3,067,778
LVIP JPMorgan High Yield Fund	278,973	2,990,309
LVIP PIMCO Low Duration Bond Fund	305,851	3,072,277
LVIP SSgA Bond Index Fund	2,427,350	27,880,543

		44,710,795

International Equity Funds–22.81%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	527,263	4,765,929
LVIP SSgA Emerging Markets 100 Fund	199,530	1,556,330
LVIP SSgA International Index Fund	3,626,929	29,769,830

		36,092,089

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.92%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	426,278	$4,622,558

		4,622,558

Total Affiliated Investment Companies (Cost $111,909,654)		145,192,412

UNAFFILIATED INVESTMENT COMPANIES–7.52%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	209,516	1,510,610

		1,510,610

International Equity Fund–2.85%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	293,058	4,510,156

		4,510,156

Money Market Fund–3.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,884,884	5,884,884

		5,884,884

Total Unaffiliated Investment Companies (Cost $12,597,490)		11,905,650

TOTAL VALUE OF SECURITIES–99.27% (Cost $124,507,144)	157,098,062
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	1,151,508

NET ASSETS APPLICABLE TO 14,403,358 SHARES OUTSTANDING–100.00%	$158,249,570

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $203,657 cash and $582,440 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The	following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(66)	British Pound Currency	$(6,312,547)	$(6,234,112)	12/15/15	$78,435
(55)	E-mini MSCI Emerging Markets Index	(2,178,461)	(2,175,525)	12/21/15	2,936
(25)	E-mini Russell 2000 Index	(2,822,535)	(2,739,750)	12/21/15	82,785
(196)	E-mini S&P 500 Index	(18,850,078)	(18,705,260)	12/21/15	144,818
(21)	E-mini S&P MidCap 400 Index	(2,919,294)	(2,862,090)	12/21/15	57,204
(33)	Euro Currency	(4,622,861)	(4,611,337)	12/15/15	11,524
(91)	Euro STOXX 50 Index	(3,267,172)	(3,143,034)	12/21/15	124,138
(51)	FTSE 100 Index	(4,731,478)	(4,643,441)	12/21/15	88,037
(28)	Japanese Yen Currency	(2,910,971)	(2,920,050)	12/15/15	(9,079)
(14)	Nikkei 225 Index (OSE)	(2,086,035)	(2,029,510)	12/11/15	56,525

		$(50,701,432)			$637,323

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$157,098,062

Futures Contracts	$637,323

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.39%
Equity Funds–41.99%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	49,578	$2,035,160
LVIP Delaware Special Opportunities Fund	54,452	2,049,032
LVIP MFS Value Fund	60,542	2,074,360
LVIP SSgA Mid-Cap Index Fund	106,694	1,025,539
LVIP SSgA S&P 500 Index Fund	2,419,214	33,181,946
LVIP SSgA Small-Cap Index Fund	83,318	2,003,371
LVIP SSgA Small-Mid Cap 200 Fund	83,838	1,013,518
LVIP T. Rowe Price Growth Stock Fund	33,261	1,017,133
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	99,454	2,013,257

		46,413,316

Fixed Income Funds–19.22%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	317,152	3,186,745
LVIP Delaware Bond Fund	76,167	1,066,333
LVIP Delaware Diversified Floating Rate Fund	105,880	1,058,802
LVIP JPMorgan High Yield Fund	192,283	2,061,078
LVIP PIMCO Low Duration Bond Fund	211,010	2,119,600
LVIP SSgA Bond Index Fund	1,023,402	11,754,798

		21,247,356

International Equity Funds–27.25%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	363,723	3,287,690
LVIP MFS International Growth Fund	314,941	4,193,128
LVIP Mondrian International Value Fund	254,489	4,069,537

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	273,859	$2,136,101
LVIP SSgA International Index Fund	2,001,982	16,432,268

		30,118,724

International Fixed Income Fund–1.93%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	196,061	2,126,085

		2,126,085

Total Affiliated Investment Companies (Cost $72,981,175)		99,905,481

UNAFFILIATED INVESTMENT COMPANIES–8.16%
Commodity Fund–0.94%
**PIMCO CommodityRealReturn Strategy Portfolio	144,532	1,042,079

		1,042,079

International Equity Fund–2.81%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	202,187	3,111,661

		3,111,661

Money Market Fund–4.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,871,293	4,871,293

		4,871,293

Total Unaffiliated Investment Companies (Cost $9,500,486)		9,025,033

TOTAL VALUE OF SECURITIES–98.55% (Cost $82,481,661)	108,930,514
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.45%	1,598,495

NET ASSETS APPLICABLE TO 10,632,623 SHARES OUTSTANDING–100.00%	$110,529,009

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $197,406 cash and $617,292 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(57)	British Pound Currency	$(5,473,173)	$(5,384,006)	12/15/15	$89,167
(47)	E-mini MSCI Emerging Markets Index	(1,864,522)	(1,859,085)	12/21/15	5,437
(16)	E-mini Russell 2000 Index	(1,826,467)	(1,753,440)	12/21/15	73,027
(163)	E-mini S&P 500 Index	(15,751,453)	(15,555,905)	12/21/15	195,548
(18)	E-mini S&P MidCap 400 Index	(2,513,167)	(2,453,220)	12/21/15	59,947
(29)	Euro Currency	(4,066,477)	(4,052,387)	12/15/15	14,090
(103)	Euro STOXX 50 Index	(3,710,213)	(3,557,500)	12/21/15	152,713
(57)	FTSE 100 Index	(5,315,111)	(5,189,728)	12/21/15	125,383
(20)	Japanese Yen Currency	(2,076,409)	(2,085,750)	12/15/15	(9,341)
(13)	Nikkei 225 Index (OSE)	(1,933,185)	(1,884,545)	12/11/15	48,640

		$(44,530,177)			$754,611

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$108,930,514

Futures Contracts	$754,611

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–88.23%
Equity Funds–45.71%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	6,123	$251,358
LVIP Delaware Special Opportunities Fund	13,450	506,131
LVIP MFS Value Fund	14,954	512,382
LVIP SSgA Mid-Cap Index Fund	26,354	253,315
LVIP SSgA S&P 500 Index Fund	634,895	8,708,225
LVIP SSgA Small-Cap Index Fund	51,751	1,244,343
LVIP SSgA Small-Mid Cap 200 Fund	20,501	247,831
LVIP T. Rowe Price Growth Stock Fund	16,523	505,260
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	24,566	497,291

		12,726,136

Fixed Income Funds–7.50%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	52,232	524,823
LVIP Delaware Bond Fund	18,816	263,424
LVIP JPMorgan High Yield Fund	47,501	509,164
LVIP PIMCO Low Duration Bond Fund	26,063	261,807
LVIP SSgA Bond Index Fund	45,967	527,977

		2,087,195

International Equity Funds–35.02%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	119,789	1,082,774
LVIP MFS International Growth Fund	58,352	776,894
LVIP Mondrian International Value Fund	62,870	1,005,362

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	134,547	$1,049,467
LVIP SSgA International Index Fund	711,237	5,837,832

		9,752,329

Total Affiliated Investment Companies (Cost $21,424,276)		24,565,660

UNAFFILIATED INVESTMENT COMPANIES–9.26%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	35,702	257,409

		257,409

International Equity Fund–2.76%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	49,941	768,594

		768,594

Money Market Fund–5.57%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,551,714	1,551,714

		1,551,714

Total Unaffiliated Investment Companies (Cost $2,776,396)		2,577,717

TOTAL VALUE OF SECURITIES–97.49% (Cost $24,200,672)	27,143,377
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.51%	699,665

NET ASSETS APPLICABLE TO 2,967,481 SHARES OUTSTANDING–100.00%	$27,843,042

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $113,538 cash and $374,735 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(61)	E-mini S&P 500 Index	$(5,892,079)	$(5,821,535)	12/21/15	$70,544
(35)	Euro Currency	(4,906,447)	(4,890,812)	12/15/15	15,635
(127)	Euro STOXX 50 Index	(4,571,611)	(4,386,431)	12/21/15	185,180

		$(15,370,137)			$271,359

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$27,143,377

Futures Contracts	$271,359

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2050 Fund–2

LVIP MFS International Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.08%
Australia–0.88%
Brambles	982,486	$6,749,166
Oil Search	853,670	4,334,439

		11,083,605

Brazil–0.54%
Ambev ADR	879,844	4,311,236
Lojas Renner	404,860	1,892,995
M Dias Branco	39,895	589,189

		6,793,420

Canada–4.28%
Canadian National Railway	553,869	31,437,604
Dollarama	50,491	3,410,209
Loblaw	215,005	11,070,474
Suncor Energy	301,420	8,061,508

		53,979,795

☐China–0.82%
Guangzhou Automobile Group	5,603,600	4,574,522
Hengan International Group	69,000	674,239
Want Want China Holdings	6,154,000	5,068,996

		10,317,757

Denmark–3.68%
Carlsberg Class B	194,539	14,948,992
Chr Hansen Holding	140,606	7,864,630
Novo Nordisk Class B	437,479	23,608,898

		46,422,520

France–15.61%
Air Liquide	127,951	15,168,875
Danone	609,126	38,449,956
Dassault Systemes	182,430	13,482,507
Essilor International	93,291	11,397,211
Kering	37,498	6,138,209
Legrand	110,779	5,893,784
L’Oreal	124,828	21,696,868
LVMH Moet Hennessy Louis Vuitton	232,020	39,499,799
Pernod Ricard	272,226	27,486,201
Schneider Electric	316,965	17,749,743

		196,963,153

Germany–9.60%
Bayer	254,584	32,662,725
Brenntag	328,552	17,726,632
Fresenius Medical Care	198,937	15,547,916
Linde	132,956	21,595,320
†QIAGEN	209,313	5,399,259
SAP	211,120	13,677,135
Symrise	239,555	14,433,965

		121,042,952

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong–2.72%
AIA Group	6,588,600	$34,265,222

		34,265,222

India–1.18%
HDFC Bank ADR	243,338	14,865,518

		14,865,518

Ireland–4.01%
Accenture Class A	373,893	36,738,726
Paddy Power	119,665	13,846,302

		50,585,028

Israel–1.67%
NICE-Systems ADR	374,749	21,109,611

		21,109,611

Italy–1.03%
Prysmian	628,823	12,997,335

		12,997,335

Japan–7.21%
AEON Financial Service	497,200	9,838,017
Inpex	1,124,700	10,056,067
Japan Tobacco	368,300	11,425,214
Nippon Paint Holdings	254,600	4,453,084
Obic	310,400	14,199,616
SoftBank Group	240,500	11,121,139
Sundrug	219,300	11,545,153
Terumo	374,900	10,611,125
TOTO	49,000	1,527,083
Unicharm	348,000	6,163,994

		90,940,492

Mexico–0.38%
Grupo Financiero Banorte Class O	971,885	4,762,954

		4,762,954

Netherlands–1.24%
Akzo Nobel	241,378	15,699,048

		15,699,048

Peru–0.34%
Credicorp	40,091	4,264,079

		4,264,079

Republic of Korea–0.86%
LG Chem	29,430	7,133,905
NAVER	4,979	2,158,114
Samsung Electronics	1,634	1,567,774

		10,859,793

Russia–0.19%
Sberbank of Russia ADR	485,984	2,406,476

		2,406,476

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–1.05%
Dairy Farm International Holdings	476,700	$2,892,920
DBS Group Holdings	909,800	10,385,133

		13,278,053

Spain–1.00%
Amadeus IT Holding	293,553	12,577,331

		12,577,331

Sweden–1.90%
Atlas Copco Class A	229,538	5,519,536
Telefonaktiebolaget LM Ericsson Class B	1,883,580	18,475,120

		23,994,656

Switzerland–15.18%
†Julius Baer Group	184,304	8,368,756
Nestle	654,304	49,202,336
Novartis	428,496	39,379,835
Roche Holding	161,179	42,784,051
Schindler Holding	51,475	7,393,465
Sonova Holding	59,658	7,681,260
UBS Group	1,982,797	36,654,447

		191,464,150

Taiwan–1.88%
MediaTek	747,000	5,547,516
Taiwan Semiconductor Manufacturing ADR	874,834	18,152,805

		23,700,321

United Kingdom–19.25%
BG Group	551,072	7,949,965
Burberry Group	741,680	15,374,546
Compass Group	1,826,724	29,179,031
Croda International	268,409	11,014,185
Diageo	788,573	21,187,229
Experian	507,075	8,140,476
HSBC Holdings	2,839,368	21,420,100
Intertek Group	350,303	12,927,517
Reckitt Benckiser Group	290,297	26,326,694
†Rolls-Royce Holdings	1,285,200	13,184,241
Shire	161,315	11,028,176
Smith & Nephew	649,063	11,340,309
Weir Group	549,679	9,752,420
Whitbread	276,768	19,608,662
WPP	1,173,541	24,432,792

		242,866,343

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–1.58%
†Mettler-Toledo International	70,188	$19,985,331

		19,985,331

Total Common Stock (Cost $1,228,772,859)		1,237,224,943

MONEY MARKET FUND–1.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	15,644,426	15,644,426

Total Money Market Fund (Cost $15,644,426)		15,644,426

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.32% (Cost $1,244,417,285)	$1,252,869,369
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.68%	8,516,407

NET ASSETS APPLICABLE TO 94,753,767 SHARES OUTSTANDING–100.00%	$1,261,385,776

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	KRW	(2,253,139,863)	USD	1,885,370	10/1/15	$(15,495)
BNYM	KRW	(4,393,034,238)	USD	3,711,257	10/2/15	5,202
CITI	JPY	45,394,236	USD	(378,014)	10/1/15	402
CITI	JPY	59,849,745	USD	(498,441)	10/5/15	503
CSFB	HKD	1,619,328	USD	(208,942)	10/5/15	(1)
UBS	JPY	133,558,761	USD	(1,113,583)	10/2/15	(196)
WBC	HKD	1,341,764	USD	(173,129)	10/2/15	(2)

						$(9,587)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CITI–Citigroup Global Markets

CSFB–Credit Suisse First Boston

HKD–Hong Kong Dollar

JPY–Japanese Yen

KRW–South Korean Won

UBS–Union Bank of Switzerland

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$11,083,605	$11,083,605
Brazil	6,793,420	—	6,793,420
Canada	53,979,795	—	53,979,795
China	—	10,317,757	10,317,757
Denmark	—	46,422,520	46,422,520
France	—	196,963,153	196,963,153
Germany	—	121,042,952	121,042,952
Hong Kong	—	34,265,222	34,265,222
India	14,865,518	—	14,865,518
Ireland	36,738,726	13,846,302	50,585,028
Israel	21,109,611	—	21,109,611
Italy	—	12,997,335	12,997,335
Japan	—	90,940,492	90,940,492
Mexico	4,762,954	—	4,762,954

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Netherlands	$—	$15,699,048	$15,699,048
Peru	4,264,079	—	4,264,079
Republic of Korea	—	10,859,793	10,859,793
Russia	—	2,406,476	2,406,476
Singapore	—	13,278,053	13,278,053
Spain	—	12,577,331	12,577,331
Sweden	—	23,994,656	23,994,656
Switzerland	—	191,464,150	191,464,150
Taiwan	18,152,805	5,547,516	23,700,321
United Kingdom	—	242,866,343	242,866,343
United States	19,985,331	—	19,985,331
Money Market Fund	15,644,426	—	15,644,426

Total	$196,296,665	$1,056,572,704	$1,252,869,369

Foreign Currency Exchange Contracts	$—	$(9,587)	$(9,587)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2015, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.30%
International Equity Fund–92.30%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	11,291,282	$150,332,125

Total Affiliated Investment Company (Cost $161,870,817)		150,332,125

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.53%
Money Market Fund–5.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,002,842	$9,002,842

Total Unaffiliated Investment Company (Cost $9,002,842)		9,002,842

TOTAL VALUE OF SECURITIES–97.83% (Cost $170,873,659)	159,334,967
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.17%	3,537,013

NET ASSETS APPLICABLE TO 17,660,537 SHARES OUTSTANDING–100.00%	$162,871,980

*	Standard Class shares.

«	Includes $2,140,498 cash pledged as collateral for futures contracts, and $67,536 foreign currencies due to broker for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(110)	British Pound Currency	$(10,557,612)	$(10,390,188)	12/15/15	$167,424
(122)	Euro Currency	(17,099,906)	(17,047,975)	12/15/15	51,931
(510)	Euro STOXX 50 Index	(18,378,091)	(17,614,804)	12/21/15	763,287
(115)	FTSE 100 Index	(10,756,498)	(10,470,505)	12/21/15	285,993
(118)	Japanese Yen Currency	(12,247,337)	(12,305,925)	12/15/15	(58,588)
(84)	Nikkei 225 Index (OSE)	(12,545,962)	(12,177,059)	12/11/15	368,903

		$(81,585,406)			$1,578,950

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$159,334,967

Futures Contracts	$1,578,950

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP MFS International Growth Managed Volatility Fund–1

LVIP MFS Value Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.47%
Aerospace & Defense–6.78%
Honeywell International	201,240	$19,055,416
Lockheed Martin	96,708	20,048,535
Northrop Grumman	57,903	9,609,003
United Technologies	207,228	18,441,220

		67,154,174

Air Freight & Logistics–1.45%
United Parcel Service Class B	145,075	14,317,452

		14,317,452

Auto Components–1.67%
Delphi Automotive	103,190	7,846,568
Johnson Controls	209,621	8,669,925

		16,516,493

Banks–11.13%
Citigroup	90,240	4,476,806
JPMorgan Chase	743,772	45,347,779
PNC Financial Services Group	96,232	8,583,894
U.S. Bancorp	461,883	18,941,822
Wells Fargo	639,881	32,857,889

		110,208,190

Beverages–1.33%
Diageo	490,919	13,189,918

		13,189,918

Capital Markets–5.85%
Bank of New York Mellon	318,651	12,475,187
BlackRock	29,070	8,647,453
Franklin Resources	260,154	9,693,338
Goldman Sachs Group	106,020	18,422,035
State Street	128,673	8,648,112

		57,886,125

Chemicals–2.48%
duPont (E.I.) deNemours	50,599	2,438,872
Monsanto	42,376	3,616,368
PPG Industries	210,902	18,493,996

		24,549,236

Commercial Services & Supplies–1.17%
Tyco International	345,111	11,547,414

		11,547,414

Consumer Finance–1.11%
American Express	147,666	10,946,481

		10,946,481

Containers & Packaging–0.48%
†Crown Holdings	103,741	4,746,151

		4,746,151

Diversified Financial Services–1.07%
McGraw-Hill Financial	20,497	1,772,991

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Nasdaq	165,169	$8,808,463

		10,581,454

Diversified Telecommunication Services–1.84%
AT&T	60,512	1,971,481
Verizon Communications	374,054	16,275,090

		18,246,571

Electric Utilities–0.79%
Duke Energy	108,595	7,812,324

		7,812,324

Electrical Equipment–0.78%
Eaton	151,020	7,747,326

		7,747,326

Energy Equipment & Services–1.34%
Baker Hughes	15,880	826,395
National Oilwell Varco	132,139	4,975,033
Schlumberger	107,868	7,439,656

		13,241,084

Food & Staples Retailing–1.81%
CVS Health	185,786	17,924,633

		17,924,633

Food Products–4.33%
Archer-Daniels-Midland	69,064	2,862,703
Danone	113,209	7,146,109
General Mills	272,042	15,269,717
Kellogg	8,718	580,183
Nestle	226,588	17,038,959

		42,897,671

Health Care Equipment & Supplies–3.62%
Abbott Laboratories	264,606	10,642,453
Medtronic	272,476	18,239,543
St. Jude Medical	110,426	6,966,776

		35,848,772

Health Care Providers & Services–1.08%
†Express Scripts Holding	131,880	10,677,005

		10,677,005

Hotels, Restaurants & Leisure–0.53%
McDonald’s	53,604	5,281,602

		5,281,602

Household Durables–0.22%
Newell Rubbermaid	55,497	2,203,786

		2,203,786

Household Products–0.46%
Procter & Gamble	63,546	4,571,499

		4,571,499

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–3.32%
3M	132,026	$18,717,326
Danaher	165,375	14,091,604

		32,808,930

Insurance–7.86%
ACE	102,452	10,593,537
Aon	130,548	11,567,858
Chubb	79,032	9,693,275
MetLife	369,613	17,427,253
Prudential Financial	117,483	8,953,379
Travelers	196,344	19,542,118

		77,777,420

IT Services–5.64%
Accenture Class A	285,962	28,098,626
Fidelity National Information Services	103,271	6,927,419
†Fiserv	90,200	7,812,222
International Business Machines	89,528	12,978,874

		55,817,141

Leisure Products–0.30%
Hasbro	40,498	2,921,526

		2,921,526

Life Sciences Tools & Services–1.11%
Thermo Fisher Scientific	89,881	10,990,649

		10,990,649

Machinery–2.28%
Caterpillar	30,462	1,990,996
Deere	34,988	2,589,112
Illinois Tool Works	77,803	6,403,965
Parker-Hannifin	24,485	2,382,391
Pentair	83,429	4,258,216
Stanley Black & Decker	50,907	4,936,961

		22,561,641

Media–4.33%
Comcast Class A Special	216,079	12,368,362
Disney (Walt)	59,636	6,094,799
Omnicom Group	174,710	11,513,389
Time	11,405	217,265
Time Warner	123,841	8,514,069
Viacom Class B	95,617	4,125,874

		42,833,758

Multiline Retail–1.31%
Kohl’s	28,122	1,302,330
Target	147,814	11,627,049

		12,929,379

Oil, Gas & Consumable Fuels–4.09%
Chevron	138,891	10,955,722
EOG Resources	54,705	3,982,524

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil	219,022	$16,284,286
Occidental Petroleum	140,236	9,276,611

		40,499,143

Pharmaceuticals–7.96%
Johnson & Johnson	355,263	33,163,801
Merck	282,425	13,948,971
Novartis	35,976	3,306,283
Pfizer	816,348	25,641,491
Roche Holding	10,321	2,739,651

		78,800,197

Professional Services–0.20%
Equifax	20,446	1,986,942

		1,986,942

Road & Rail–0.96%
Canadian National Railway	91,688	5,204,211
Union Pacific	49,026	4,334,389

		9,538,600

Semiconductors & Semiconductor Equipment–1.60%
Analog Devices	38,642	2,179,795
NVIDIA	51,949	1,280,543
Texas Instruments	249,695	12,364,896

		15,825,234

Software–0.87%
Oracle	239,162	8,638,531

		8,638,531

Specialty Retail–0.62%
Advance Auto Parts	21,287	4,034,525
†Bed Bath & Beyond	37,210	2,121,714

		6,156,239

Tobacco–4.27%
Altria Group	112,252	6,106,509
Imperial Tobacco Group	37,022	1,914,057
Philip Morris International	406,574	32,253,515
Reynolds American	44,659	1,977,054

		42,251,135

Wireless Telecommunication Services–0.43%
Vodafone Group	1,340,364	4,227,762

		4,227,762

Total Common Stock (Cost $680,046,366)		974,659,588

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	13,969,534	$13,969,534

Total Money Market Fund (Cost $13,969,534)		13,969,534

TOTAL VALUE OF SECURITIES–99.88% (Cost $694,015,900)	$988,629,122
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,190,748

NET ASSETS APPLICABLE TO 28,939,012 SHARES OUTSTANDING–100.00%	$989,819,870

†	Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$67,154,174	$—	$67,154,174
Air Freight & Logistics	14,317,452	—	14,317,452
Auto Components	16,516,493	—	16,516,493
Banks	110,208,190	—	110,208,190
Beverages	—	13,189,918	13,189,918
Capital Markets	57,886,125	—	57,886,125
Chemicals	24,549,236	—	24,549,236
Commercial Services & Supplies	11,547,414	—	11,547,414
Consumer Finance	10,946,481	—	10,946,481
Containers & Packaging	4,746,151	—	4,746,151
Diversified Financial Services	10,581,454	—	10,581,454
Diversified Telecommunication Services	18,246,571	—	18,246,571
Electric Utilities	7,812,324	—	7,812,324
Electrical Equipment	7,747,326	—	7,747,326
Energy Equipment & Services	13,241,084	—	13,241,084
Food & Staples Retailing	17,924,633	—	17,924,633
Food Products	18,712,603	24,185,068	42,897,671
Health Care Equipment & Supplies	35,848,772	—	35,848,772
Health Care Providers & Services	10,677,005	—	10,677,005
Hotels, Restaurants & Leisure	5,281,602	—	5,281,602
Household Durables	2,203,786	—	2,203,786
Household Products	4,571,499	—	4,571,499
Industrial Conglomerates	32,808,930	—	32,808,930
Insurance	77,777,420	—	77,777,420
IT Services	55,817,141	—	55,817,141
Leisure Products	2,921,526	—	2,921,526
Life Sciences Tools & Services	10,990,649	—	10,990,649
Machinery	22,561,641	—	22,561,641
Media	42,833,758	—	42,833,758
Multiline Retail	12,929,379	—	12,929,379
Oil, Gas & Consumable Fuels	40,499,143	—	40,499,143
Pharmaceuticals	72,754,263	6,045,934	78,800,197
Professional Services	1,986,942	—	1,986,942
Road & Rail	9,538,600	—	9,538,600
Semiconductors & Semiconductor Equipment	15,825,234	—	15,825,234

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Software	$8,638,531	$—	$8,638,531
Specialty Retail	6,156,239	—	6,156,239
Tobacco	40,337,078	1,914,057	42,251,135
Wireless Telecommunication Services	—	4,227,762	4,227,762
Money Market Fund	13,969,534	—	13,969,534

Total	$939,066,383	$49,562,739	$988,629,122

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2015, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP MFS Value Fund–4

LVIP Mondrian International Value Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.01%
Australia–1.27%
QBE Insurance Group	1,591,914	$14,497,228

		14,497,228

Denmark–0.78%
ISS	267,092	8,872,123

		8,872,123

France–6.96%
Cie de Saint-Gobain	601,135	26,089,476
†*=GDF Suez VVPR Strip	60,186	0
Sanofi	392,183	37,335,862
Societe Generale	284,603	12,719,191
Vallourec	370,334	3,289,886

		79,434,415

Germany–9.40%
Allianz	113,297	17,798,165
Daimler	239,001	17,400,010
Deutsche Telekom	1,831,182	32,597,830
RWE	1,538,361	17,481,514
SAP	339,988	22,025,681

		107,303,200

■Hong Kong–1.64%
China Mobile	1,558,000	18,648,648

		18,648,648

Israel–0.77%
Teva Pharmaceutical Industries ADR	156,200	8,819,052

		8,819,052

Italy–2.53%
Eni	1,831,440	28,809,181

		28,809,181

Japan–17.38%
Canon	1,057,200	30,583,438
Honda Motor	1,102,400	32,904,388
Hoya	334,600	10,959,242
Kao	315,400	14,297,944
Kirin Holdings	2,055,600	26,963,859
Makita	11,200	595,785
NTT DOCOMO	585,800	9,881,130
Seven & i Holdings	54,300	2,477,984
Takeda Pharmaceutical	759,000	33,300,421
Tokio Marine Holdings	718,600	26,848,012
Tokyo Electron	201,500	9,514,263

		198,326,466

Netherlands–2.67%
Koninklijke Ahold	1,560,971	30,451,484

		30,451,484

Norway–0.35%
Orkla	352,270	2,605,136

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Telenor	76,446	$1,428,514

		4,033,650

Singapore–5.41%
Jardine Matheson Holdings	198,100	9,380,233
Sembcorp Industries	4,426,200	10,802,880
Singapore Telecommunications	7,953,600	20,132,188
United Overseas Bank	1,643,686	21,462,546

		61,777,847

Spain–6.37%
Banco Santander	1,508,091	8,019,142
Iberdrola	5,390,674	35,919,253
Telefonica	2,373,260	28,792,363

		72,730,758

Sweden–4.09%
Telefonaktiebolaget LM Ericsson
Class B	1,489,073	14,605,593
TeliaSonera	5,939,524	32,056,623

		46,662,216

Switzerland–13.11%
†ABB	1,932,567	34,190,415
Nestle	449,886	33,830,516
Novartis	294,934	27,105,159
Syngenta	88,006	28,195,178
†Zurich Insurance Group	107,137	26,300,108

		149,621,376

Taiwan–1.07%
Taiwan Semiconductor Manufacturing ADR	587,916	12,199,257

		12,199,257

United Kingdom–25.21%
Amec Foster Wheeler	1,737,612	18,875,851
BG Group	1,767,153	25,493,591
BP	5,075,563	25,751,076
G4S	6,910,233	24,157,917
GlaxoSmithKline	1,892,870	36,332,765
Kingfisher	1,632,732	8,869,685
National Grid	2,965,085	41,296,533
Pearson	832,897	14,237,127
Royal Dutch Shell Class A	974,734	23,120,516
Tesco	9,427,094	26,185,515
Unilever	866,004	35,273,339
Vodafone Group	2,550,297	8,044,120

		287,638,035

Total Common Stock (Cost $1,154,223,025)		1,129,824,936

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,333,427	$6,333,427

Total Money Market Fund (Cost $6,333,427)		6,333,427

TOTAL VALUE OF SECURITIES–99.57% (Cost $1,160,556,452)	1,136,158,363
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	4,915,285

NET ASSETS APPLICABLE TO 71,400,121 SHARES OUTSTANDING–100.00%	$1,141,073,648

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

VVPR Strip–Dividend Coupon

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$14,497,228	$14,497,228
Denmark	—	8,872,123	8,872,123
France	—	79,434,415	79,434,415
Germany	—	107,303,200	107,303,200
Hong Kong	—	18,648,648	18,648,648
Israel	8,819,052	—	8,819,052
Italy	—	28,809,181	28,809,181
Japan	—	198,326,466	198,326,466
Netherlands	—	30,451,484	30,451,484
Norway	—	4,033,650	4,033,650
Singapore	—	61,777,847	61,777,847
Spain	—	72,730,758	72,730,758
Sweden	—	46,662,216	46,662,216
Switzerland	—	149,621,376	149,621,376
Taiwan	12,199,257	—	12,199,257
United Kingdom	—	287,638,035	287,638,035
Money Market Fund	6,333,427	—	6,333,427

Total	$27,351,736	$1,108,806,627	$1,136,158,363

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

The value of Level 3 investments was zero at the end of the period.

As a result of international fair value pricing at September 30, 2015, the majority of the portfolio was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Mondrian International Value Fund–3

LVIP Money Market Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

CERTIFICATES OF DEPOSIT–14.13%
Banco Estado Chile New York 0.24% 10/2/15	15,000,000	$15,000,000
Bank of Montreal Chicago 0.26% 10/8/15	15,000,000	15,000,000
0.27% 10/23/15	5,000,000	5,000,000
•0.391% 6/7/16	10,000,000	10,000,000
Swedbank New York 0.12% 10/1/15	34,250,000	34,250,000
Toronto Dominion Bank New York 0.29% 11/24/15	25,000,000	25,000,000

Total Certificates of deposit (Cost $104,250,000)		104,250,000

COMMERCIAL PAPER–77.27%
Banks–20.35%
Abbey National Treasury Services 0.07% 10/1/15	34,250,000	34,250,000
≠BNP Paribas New York Branch 0.10% 10/5/15	34,000,000	33,999,622
≠HSBC USA 0.309% 11/2/15	12,000,000	11,996,800
National Australian Bank ≠0.25% 1/19/16	10,000,000	9,992,361
≠0.265% 12/8/15	25,000,000	24,987,486
≠Societe Generale 0.185% 10/30/15	25,000,000	24,996,274
≠Toronto Dominion Holding USA 0.30% 2/1/16	10,000,000	9,989,750

		150,212,293

Beverages–2.03%
≠Coca-Cola 0.276% 11/17/15	15,000,000	14,994,713

		14,994,713

Chemicals–3.39%
≠Air Products & Chemicals 0.15% 10/2/15	25,000,000	24,999,896

		24,999,896

Colleges & Universities–19.55%
≠Brown University 0.11% 10/5/15	11,780,000	11,779,856
Cornell University
≠0.14% 10/28/15	10,000,000	9,998,950
≠0.15% 10/20/15	10,000,000	9,999,208
≠0.16% 11/18/15	5,000,000	4,998,933
≠0.174% 10/13/15	5,000,000	4,999,717
Dartmouth College
≠0.15% 10/19/15	7,500,000	7,499,437
≠0.17% 10/28/15	9,000,000	8,998,853
≠0.174% 10/5/15	5,000,000	4,999,906
Duke University
≠0.15% 10/19/15	7,000,000	6,999,475
≠0.18% 11/17/15	15,000,000	14,996,475
≠0.18% 11/18/15	5,000,000	4,998,800

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Colleges & Universities (continued)
University of California
≠0.14% 10/13/15	12,000,000	$11,999,440
≠0.14% 10/15/15	15,000,000	14,999,183
University of Chicago ≠0.14% 10/22/15	5,000,000	4,999,592
≠0.16% 11/5/15	7,000,000	6,998,911
≠Yale University 0.12% 11/5/15	15,000,000	14,998,250

		144,264,986

Consumer Finance–2.20%
≠Toyota Motor Credit 0.276% 11/5/15	16,210,000	16,205,745

		16,205,745

Diversified Financial Services–4.74%
CPPIB Capital
≠0.19% 10/22/15	25,000,000	24,997,229
≠0.26% 1/21/16	10,000,000	9,991,911

		34,989,140

Electrical Equipment–2.44%
≠Emerson Electric 0.15% 12/22/15	18,000,000	17,993,850

		17,993,850

Energy Equipment & Services–4.64%
Schlumberger Investment 0.05% 10/1/15	34,250,000	34,250,000

		34,250,000

Food & Staples Retailing–3.39%
≠Wal-Mart Stores 0.14% 10/30/15	25,000,000	24,997,181

		24,997,181

Industrial Conglomerates–3.39%
≠Siemens Capital 0.15% 10/29/15	25,000,000	24,997,083

		24,997,083

Personal Products–0.32%
≠Unilever Capital 0.14% 10/5/15	2,380,000	2,379,963

		2,379,963

Pharmaceuticals–8.80%
≠Abbott Laboratories 0.12% 10/22/15	30,000,000	29,997,900
AstraZeneca
≠0.13% 11/2/15	21,500,000	21,497,516
≠«0.16% 10/27/15	13,450,000	13,448,446

		64,943,862

LVIP Money Market Fund–1

LVIP Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Software–2.03%
≠Microsoft 0.17% 11/4/15	15,000,000	$14,997,592

		14,997,592

Total Commercial Paper (Cost $570,226,304)		570,226,304

CORPORATE BONDS–2.75%
Banks–1.39%
Wells Fargo 3.676% 6/15/16	10,000,000	10,207,438

		10,207,438

Capital Markets–0.41%
State Street Bank & Trust 5.30% 1/15/16	3,000,000	3,041,146

		3,041,146

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance–0.54%
Toyota Motor Credit 0.80% 5/17/16	4,000,000	$4,008,549

		4,008,549

Diversified Financial Services–0.41%
General Electric Capital 2.95% 5/9/16	3,000,000	3,045,950

		3,045,950

Total Corporate Bonds (Cost $20,303,083)		20,303,083

TOTAL VALUE OF SECURITIES–94.15% (Cost $694,779,387)Δ	694,779,387
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.85%	43,144,917

NET ASSETS APPLICABLE TO 73,792,791 SHARES OUTSTANDING–100.00%	$737,924,304

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

≠	The rate shown is the effective yield at the time of purchase.

«

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2015, the aggregate value of these securities was $13,448,466, which represents 1.82% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 2
Certificates of Deposit	$104,250,000
Commercial Paper	570,226,304
Corporate Bonds	20,303,083

Total	$694,779,387

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Money Market Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–38.83%
Equity Funds–21.20%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	350,236	$4,803,833
LVIP SSgA Small-Cap Index Fund	85,152	2,047,479

		6,851,312

International Equity Funds–17.63%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	136,955	1,823,418
LVIP SSgA International Index Fund	471,828	3,872,763

		5,696,181

Total Affiliated Investment Companies (Cost $13,637,061)		12,547,493

UNAFFILIATED INVESTMENT COMPANIES–59.72%
Equity Funds–39.57%
X American Century VP Mid Cap Value	102,439	1,809,076
**BlackRock Equity Dividend Fund	25,982	597,846
#ClearBridge® - Variable Appreciation Portfolio	44,979	1,502,761
X Fidelity® - VIP Contrafund® Portfolio	64,253	2,077,929
X Fidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	65,102	2,078,066
✢Franklin Templeton Variable Insurance Products Trust–Templeton Growth Securities	135,919	1,765,584

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
✢Franklin Templeton Variable Insurance Products Trust–Mutual Shares VIP Fund	78,274	$1,477,028
#Invesco V.I. Comstock Fund	17,276	289,723
#Invesco V.I. Core Equity Fund	36,057	1,186,646

		12,784,659

International Equity Funds–14.01%
**DFA International Core Equity Portfolio	244,002	2,688,901
iShares Core MSCI Emerging Markets ETF	46,054	1,837,094

		4,525,995

Money Market Fund–6.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,984,498	1,984,498

		1,984,498

Total Unaffiliated Investment Companies (Cost $21,455,062)		19,295,152

TOTAL VALUE OF SECURITIES–98.55% (Cost $35,092,123)	31,842,645
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.45%	466,988

NET ASSETS APPLICABLE TO 3,603,121 SHARES OUTSTANDING–100.00%	$32,309,633

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

✢	Class 1 shares.

«	Includes $519,288 cash and $114,020 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

X	Initial Class.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	British Pound Currency	$(862,391)	$(850,106)	12/15/15	$12,285
(14)	E-mini MSCI Emerging Markets Index	(555,756)	(553,770)	12/21/15	1,986
(6)	E-mini Russell 2000 Index	(653,235)	(657,540)	12/21/15	(4,305)
(46)	E-mini S&P 500 Index	(4,448,598)	(4,390,010)	12/21/15	58,588
(4)	E-mini S&P MidCap 400 Index	(542,454)	(545,160)	12/21/15	(2,706)
(11)	Euro Currency	(1,540,967)	(1,537,112)	12/15/15	3,855
(45)	Euro STOXX 50 Index	(1,594,204)	(1,554,247)	12/21/15	39,957
(10)	FTSE 100 Index	(927,428)	(910,478)	12/21/15	16,950
(10)	Japanese Yen Currency	(1,038,447)	(1,042,875)	12/15/15	(4,428)
(7)	Nikkei 225 Index (OSE)	(1,038,155)	(1,014,755)	12/11/15	23,400

		$(13,201,635)			$145,582

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$31,842,645

Futures Contracts	$145,582

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–2.87%
Fannie Mae
1.02% 10/17/17	18,100,000	$18,107,349
1.375% 4/27/18	10,000,000	10,055,020

Total Agency Obligations (Cost $28,109,599)		28,162,369

COMMERCIAL MORTGAGE-BACKED SECURITIES–5.48%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-FL1 A 144A 1.607% 12/15/31	2,000,000	1,999,004
#•Series 2014-ICTS XCP 144A 0.83% 6/15/16	151,650,000	882,603
#•Series 2015-ASHF A 144A 1.418% 1/15/28	850,000	848,785
•Banc of America Commercial Mortgage Trust Series 2006-4 A1A 5.617% 7/10/46	694,038	712,181
#•BBCMS Trust Series 2015-RRI A 144A 1.357% 5/15/32	6,700,000	6,647,559
•COBALT Commercial Mortgage Trust Series 2007-C3 A1A 5.959% 5/15/46	2,588,242	2,740,612
#•COMM Mortgage Trust Series 2014-KYO A 144A 1.104% 6/11/27	3,200,000	3,176,045
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A 5.362% 5/15/36	500,000	545,349
#Hilton USA Trust Series 2013-HLT AFX 144A 2.662% 11/5/30	7,000,000	7,016,485
JPMorgan Chase Commercial Mortgage Securities Trust
#Series 2002-CIB5 H 144A 5.50% 10/12/37	627,565	648,500
•Series 2006-CIB15 A1A 5.811% 6/12/43	4,289,309	4,365,903
Series 2012-C8 A1 0.705% 10/15/45	315,379	315,097
•LB-UBS Commercial Mortgage Trust Series 2006-C4 A4 6.029% 6/15/38	2,703,761	2,752,642
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 A1 0.916% 8/15/45	627,484	627,079
#Selkirk Series 3 A 144A 1.86% 12/20/41	4,685,626	4,700,011

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
#•Series 2006-C28 A4FL 144A 0.357% 10/15/48	7,787,816	$7,725,755
#•Series 2007-C32 A4FL 144A 0.382% 6/15/49	6,600,000	6,489,879
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45	743,389	741,064
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	914,095	910,411

Total Commercial Mortgage-Backed Securities (Cost $55,439,217)		53,844,964

CORPORATE BONDS–75.87%
Aerospace & Defense–0.57%
Embraer Overseas 6.375% 1/24/17	1,500,000	1,541,250
Penerbangan Malaysia 5.625% 3/15/16	4,000,000	4,071,216

		5,612,466

Air Freight & Logistics–0.49%
#@Aviation Capital Group 144A 2.875% 9/17/18	3,800,000	3,801,292
#AWAS Aviation Capital 144A 7.00% 10/17/16	994,000	997,727

		4,799,019

Airlines–1.05%
¿Delta Air Lines 2010-2 Class B
Pass Through Trust 6.75% 11/23/15	3,250,000	3,294,687
¿UAL 2009-1 Pass Through Trust 10.40% 11/1/16	2,506,698	2,689,813
¿UAL 2009-2A Pass Through Trust 9.75% 1/15/17	3,943,696	4,294,054

		10,278,554

Automobiles–7.11%
Daimler Finance North America
#144A 2.00% 8/3/18	8,525,000	8,404,201
#@144A 2.70% 8/3/20	1,500,000	1,478,329
•¥Ford Motor Credit 1.166% 3/12/19	10,200,000	9,916,185
General Motors 3.50% 10/2/18	5,200,000	5,254,964
General Motors Financial
•1.643% 4/10/18	2,500,000	2,499,060
•1.849% 1/15/20	800,000	791,346
2.625% 7/10/17	400,000	401,099
3.00% 9/25/17	4,500,000	4,554,000
3.25% 5/15/18	2,500,000	2,530,603
4.75% 8/15/17	2,770,000	2,876,523

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
#@Harley-Davidson Financial Services 144A 3.875% 3/15/16	1,400,000	$1,418,791
Hyundai Capital America
#144A 1.45% 2/6/17	3,000,000	2,999,337
1.625% 10/2/15	350,000	350,000
Hyundai Capital Services
•1.14% 3/18/17	3,000,000	3,000,069
#•144A 1.14% 3/18/17	1,135,000	1,132,741
Kia Motors 3.625% 6/14/16	1,590,000	1,611,535
Nissan Motor Acceptance
#•¥144A 1.026% 9/26/16	4,800,000	4,801,536
#144A 1.95% 9/12/17	3,180,000	3,217,693
RCI Banque
4.60% 4/12/16	760,000	772,528
#¥144A 4.60% 4/12/16	3,943,000	4,007,996
#•Volkswagen Group of America Finance 144A 0.699% 5/23/17	3,100,000	2,958,259
#•Volkswagen International Finance 144A 0.764% 11/18/16	5,000,000	4,859,630

		69,836,425

Banks–15.21%
Abbey National Treasury Services 2.35% 9/10/19	2,100,000	2,127,485
•Banco Bilbao Vizcaya Argentaria 1.044% 10/23/15	4,700,000	4,699,502
#Banco Bradesco 144A 4.50% 1/12/17	2,000,000	1,993,000
#Banco Continental via Continental Senior Trustees II 144A 5.75% 1/18/17	2,000,000	1,985,000
#Banco del Estado de Chile 144A 2.00% 11/9/17	5,000,000	5,029,830
#Banco Nacional de Desenvolvimento Economico e Social 144A 3.375% 9/26/16	700,000	697,375
#Banco Santander Brasil 144A 4.25% 1/14/16	5,000,000	4,986,000
#•Banco Santander Chile 144A 1.887% 1/19/16	1,000,000	1,001,250
Bank of America
•0.939% 8/25/17	1,000,000	998,650
¥5.30% 3/15/17	4,300,000	4,518,053
#•@Banque Federative du Credit Mutuel 144A 1.137% 1/20/17	3,000,000	3,015,480
BBVA Bancomer
4.50% 3/10/16	2,950,000	2,986,875
#144A 4.50% 3/10/16	200,000	202,500
BPCE
•0.894% 11/18/16	1,500,000	1,501,728

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•0.964% 6/17/17		3,250,000	$3,244,186
•1.386% 3/6/17	GBP	2,500,000	3,794,042
CIT Group
4.25% 8/15/17		5,200,000	5,278,000
5.25% 3/15/18		500,000	515,000
Credit Agricole
#•144A 0.881% 6/12/17		3,500,000	3,498,827
#•@144A 1.302% 6/10/20		1,100,000	1,100,946
•DBS Bank 0.899% 7/15/21		6,700,000	6,659,800
@Depfa ACS Bank 5.75% 3/28/17		1,100,000	1,173,380
Eksportfinans
2.375% 5/25/16		6,500,000	6,517,225
5.50% 6/26/17		2,000,000	2,109,500
First Horizon National 5.375% 12/15/15		7,000,000	7,060,550
•HBOS 1.032% 9/6/17		4,000,000	3,977,500
•¥HSBC USA 0.924% 11/13/19		4,500,000	4,460,801
Intesa Sanpaolo
2.375% 1/13/17		1,800,000	1,806,831
3.125% 1/15/16		1,500,000	1,508,217
•¥JPMorganChase 1.249% 1/23/20		10,000,000	10,054,060
KEB Hana Bank
1.375% 2/5/16		4,200,000	4,203,725
•1.436% 11/9/16		750,000	754,035
3.50% 10/25/17		3,300,000	3,411,880
4.50% 10/30/15		2,117,000	2,120,377
Macquarie Bank
#•@¥144A 1.414% 7/29/20		9,000,000	9,040,527
#144A 5.00% 2/22/17		50,000	52,332
#•@Mizuho Bank 144A 0.966% 3/26/18		3,800,000	3,791,648
Regions Bank 7.50% 5/15/18		250,000	280,627
•Santander Bank 1.216% 1/12/18		5,000,000	4,987,100
Shinhan Bank
•0.977% 4/8/17		2,000,000	1,999,236
#•144A 0.977% 4/8/17		1,000,000	999,618
#@¥Standard Chartered 144A 2.40% 9/8/19		6,000,000	5,946,870
Standard Chartered Bank Hong Kong 5.875% 6/24/20		100,000	110,957
•¥U.S. Bank 0.774% 10/28/19		5,000,000	4,972,810
Wells Fargo
•¥0.736% 9/14/18		7,000,000	6,973,169
•1.175% 7/22/20		1,200,000	1,205,292

			149,351,796

Beverages–0.07%
#SABMiller Holdings 144A 2.45% 1/15/17		700,000	709,540

			709,540

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.91%
AbbVie
1.75% 11/6/17	3,000,000	$3,010,449
2.50% 5/14/20	300,000	298,666
¥Gilead Sciences 2.55% 9/1/20	5,600,000	5,638,881

		8,947,996

Building Products–0.44%
Masco 6.125% 10/3/16	4,150,000	4,326,458

		4,326,458

Capital Markets–5.23%
Bear Stearns 7.25% 2/1/18	3,700,000	4,143,656
Export-Import Bank of Korea 1.25% 11/20/15	1,300,000	1,300,833
Goldman Sachs Group
•¥1.454% 4/23/20	15,000,000	15,055,530
•1.497% 4/30/18	2,000,000	2,018,384
•¥1.925% 11/29/23	4,000,000	4,031,208
Industrial Bank of Korea 2.375% 7/17/17	2,250,000	2,282,233
Korea Development Bank
•0.92% 1/22/17	4,000,000	3,999,848
2.25% 8/7/17	2,200,000	2,227,951
3.875% 5/4/17	2,000,000	2,074,646
4.00% 9/9/16	1,285,000	1,319,635
Macquarie Group
¥3.00% 12/3/18	6,000,000	6,087,480
@7.625% 8/13/19	2,000,000	2,344,404
UBS
•0.949% 8/14/19	500,000	498,721
•¥1.174% 6/1/20	4,000,000	4,004,244

		51,388,773

Chemicals–0.11%
LyondellBasell Industries 5.00% 4/15/19	1,000,000	1,079,020

		1,079,020

Commercial Services & Supplies–0.60%
Adani Ports & Special Economic Zone
#@144A 2.875% 9/28/20	2,500,000	2,507,015
#144A 3.50% 7/29/20	2,200,000	2,186,956
#Penske Truck Leasing 144A 2.50% 3/15/16	1,200,000	1,207,460

		5,901,431

Communications Equipment–0.73%
¥QUALCOMM 3.00% 5/20/22	7,300,000	7,204,414

		7,204,414

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering–0.10%
#Korea Land & Housing 144A 1.875% 8/2/17	1,000,000	$1,005,036

		1,005,036

Consumer Finance–5.01%
AerCap Ireland Capital 2.75% 5/15/17	4,400,000	4,345,000
Ally Financial
2.75% 1/30/17	200,000	198,978
3.50% 7/18/16	2,100,000	2,110,542
5.50% 2/15/17	4,600,000	4,726,500
American Express Credit 1.55% 9/22/17	3,000,000	3,009,177
•BMW U.S. Capital 0.669% 6/2/17	200,000	199,370
BOC Aviation 2.875% 10/10/17	1,300,000	1,311,749
•¥HSBC Finance 0.754% 6/1/16	8,000,000	7,986,728
International Lease Finance
5.75% 5/15/16	4,400,000	4,471,500
8.75% 3/15/17	1,800,000	1,939,500
LeasePlan
#@144A 2.50% 5/16/18	3,191,000	3,200,793
#@¥144A 3.00% 10/23/17	6,000,000	6,109,506
Navient 6.00% 1/25/17	4,200,000	4,231,500
Synchrony Financial
•1.53% 2/3/20	3,400,000	3,360,985
1.875% 8/15/17	2,000,000	2,001,490

		49,203,318

Diversified Consumer Services–0.68%
Hutchison Whampoa International 11
3.50% 1/13/17	1,000,000	1,026,192
#@144A 3.50% 1/13/17	1,000,000	1,026,192
#@Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	1,000,000	1,004,790
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	3,600,000	3,589,700

		6,646,874

Diversified Financial Services–1.82%
#@Cantor Fitzgerald 144A 6.50% 6/17/22	1,000,000	1,053,519
#¥Credit Suisse Group Funding Guernsey 144A 3.80% 9/15/22	6,500,000	6,502,418
#Denali Borrower 144A 5.625% 10/15/20	700,000	729,400
#McGraw Hill Financial 144A 3.30% 8/14/20	2,400,000	2,444,659
#•@Piper Jaffray 144A 4.827% 11/30/15	3,200,000	3,202,918

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#UBS Group Funding Jersey 144A 2.95% 9/24/20	3,900,000	$3,911,918

		17,844,832

Diversified Telecommunication Services–5.57%
AT&T
•¥0.747% 3/30/17	6,600,000	6,575,204
•1.003% 3/11/19	750,000	744,470
•1.257% 6/30/20	3,000,000	2,978,622
3.00% 6/30/22	2,400,000	2,344,987
KT
#144A 1.75% 4/22/17	1,000,000	1,001,868
3.875% 1/20/17	6,000,000	6,165,552
#Ooredoo International Finance 144A 3.375% 10/14/16	3,000,000	3,055,200
Orange 5.00% 5/12/16	GBP 1,700,000	2,627,626
Telecom Italia Capital 5.25% 10/1/15	2,500,000	2,500,000
Telefonica Emisiones
3.992% 2/16/16	1,560,000	1,576,403
6.221% 7/3/17	500,000	539,977
6.421% 6/20/16	7,000,000	7,250,257
Verizon Communications
•¥1.104% 6/17/19	4,390,000	4,364,599
•1.867% 9/15/16	2,900,000	2,928,214
•¥2.086% 9/14/18	7,400,000	7,613,978
2.50% 9/15/16	2,400,000	2,433,545

		54,700,502

Electric Utilities–1.76%
•Cheung Kong Infrastructure Finance BVI 1.045% 6/20/17	3,500,000	3,485,122
FirstEnergy 2.75% 3/15/18	2,950,000	2,959,732
#Kentucky Power 144A 6.00% 9/15/17	3,700,000	4,003,766
#Korea East-West Power 144A 2.50% 7/16/17	1,000,000	1,012,960
Korea Hydro & Nuclear Power
#•144A 1.109% 5/22/17	1,000,000	999,795
#144A 2.875% 10/2/18	1,750,000	1,792,088
Korea Western Power
3.125% 5/10/17	2,800,000	2,862,992
#144A 3.125% 5/10/17	200,000	204,499

		17,320,954

Energy Equipment & Services–0.80%
Weatherford International 5.50% 2/15/16	7,800,000	7,894,786

		7,894,786

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–0.70%
CVS Health
2.80% 7/20/20	1,700,000	$1,729,106
3.50% 7/20/22	1,000,000	1,034,347
Walgreens Boots Alliance
•0.774% 5/18/16	600,000	599,728
1.75% 11/17/17	3,000,000	3,012,675
#Wesfarmers 144A 1.874% 3/20/18	500,000	501,698

		6,877,554

Food Products–0.47%
#Kraft Heinz Foods 144A 2.00% 7/2/18	3,600,000	3,607,409
Tyson Foods 2.65% 8/15/19	1,000,000	1,008,439

		4,615,848

Gas Utilities–0.23%
Dominion Gas Holdings 2.50% 12/15/19	1,000,000	1,011,197
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,216,038

		2,227,235

Health Care Equipment & Supplies–2.21%
Becton Dickinson
•¥0.787% 6/15/16	7,500,000	7,499,910
2.675% 12/15/19	1,000,000	1,012,185
Boston Scientific
2.65% 10/1/18	3,500,000	3,545,241
¥3.375% 5/15/22	4,800,000	4,802,491
Medtronic 2.50% 3/15/20	3,200,000	3,245,142
Zimmer Biomet Holdings 2.00% 4/1/18	1,600,000	1,602,966

		21,707,935

Health Care Providers & Services–0.73%
Cardinal Health 1.95% 6/15/18	1,800,000	1,803,114
Humana 2.625% 10/1/19	1,000,000	1,013,824
McKesson 0.95% 12/4/15	3,000,000	3,001,194
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,321,125

		7,139,257

Hotels, Restaurants & Leisure–0.29%
Wyndham Worldwide 2.95% 3/1/17	2,824,000	2,859,331

		2,859,331

Household Durables–0.39%
Mohawk Industries 6.125% 1/15/16	1,361,000	1,379,250
Toll Brothers Finance 8.91% 10/15/17	1,800,000	2,029,500

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Whirlpool 1.65% 11/1/17	400,000	$401,446

		3,810,196

Insurance–0.49%
#Stone Street Trust 144A 5.902% 12/15/15	2,000,000	2,021,604
#TIAA Asset Management Finance 144A 2.95% 11/1/19	2,800,000	2,841,630

		4,863,234

Internet Software & Services–0.50%
¥eBay 1.35% 7/15/17	4,900,000	4,874,241

		4,874,241

Life Sciences Tools & Services–0.39%
Thermo Fisher Scientific 3.30% 2/15/22	3,800,000	3,816,066

		3,816,066

Media–3.02%
#CCO Safari II 144A 4.464% 7/23/22	6,000,000	6,010,152
Cox Communications
5.50% 10/1/15	800,000	800,000
#144A 5.875% 12/1/16	1,100,000	1,154,681
7.25% 11/15/15	1,000,000	1,007,109
DISH DBS 7.125% 2/1/16	7,650,000	7,716,937
#Pearson Funding Two 144A 4.00% 5/17/16	3,235,000	3,292,547
Scripps Networks Interactive 3.50% 6/15/22	2,600,000	2,549,677
Sky
#144A 2.625% 9/16/19	1,000,000	1,007,214
#144A 6.10% 2/15/18	1,000,000	1,093,071
#Sky Group Finance 144A 5.625% 10/15/15	5,000,000	5,006,535

		29,637,923

Metals & Mining–1.10%
Freeport-McMoRan 2.30% 11/14/17	2,600,000	2,356,250
#@Glencore Finance Canada 144A 2.05% 10/23/15	2,500,000	2,497,533
#Glencore Funding 144A 1.70% 5/27/16	6,300,000	5,985,920

		10,839,703

Multi-Utilities–0.03%
DTE Energy 2.40% 12/1/19	300,000	302,153

		302,153

Oil, Gas & Consumable Fuels–8.86%
•BG Energy Capital 6.50% 11/30/72	4,200,000	4,440,362

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Canadian Natural Resources 0.702% 3/30/16	3,150,000	$3,143,442
CNOOC Nexen Finance 1.625% 4/30/17	500,000	499,444
•¥ConocoPhillips 1.221% 5/15/22	4,800,000	4,789,042
#Enable Midstream Partners 144A 2.40% 5/15/19	700,000	665,508
Energy Transfer Partners
9.00% 4/15/19	2,000,000	2,350,790
9.70% 3/15/19	851,000	1,016,048
ENI Finance USA 0.00% 10/26/15	4,500,000	4,499,761
Freeport-McMoran Oil & Gas 6.625% 5/1/21	1,200,000	1,059,000
#Harvest Operations 144A 2.125% 5/14/18	1,000,000	1,003,239
#IPIC GMTN 144A 3.75% 3/1/17	2,000,000	2,065,000
Kinder Morgan
4.30% 6/1/25	200,000	180,015
7.00% 6/15/17	2,100,000	2,239,572
7.25% 6/1/18	1,000,000	1,106,159
Kinder Morgan Energy Partners
5.80% 3/1/21	700,000	745,085
6.00% 2/1/17	2,500,000	2,616,047
#Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	1,905,887
Korea National Oil
3.125% 4/3/17	2,250,000	2,302,308
#144A 3.125% 4/3/17	1,500,000	1,534,872
4.00% 10/27/16	3,650,000	3,759,726
Marathon Oil
2.70% 6/1/20	1,000,000	970,092
6.00% 10/1/17	1,450,000	1,559,590
Petrobras Global Finance
•1.953% 5/20/16	2,900,000	2,740,500
•2.429% 1/15/19	400,000	277,000
•2.694% 3/17/17	4,600,000	3,967,500
•3.214% 3/17/20	800,000	546,000
Petroleos Mexicanos 5.75% 3/1/18	1,000,000	1,060,950
Pioneer Natural Resources
6.65% 3/15/17	2,422,000	2,565,889
6.875% 5/1/18	800,000	878,293
Plains All American Pipeline 2.60% 12/15/19	2,300,000	2,274,493
#Rockies Express Pipeline 144A 6.85% 7/15/18	900,000	904,500
Sabine Pass LNG 7.50% 11/30/16	6,200,000	6,370,500
Sinopec Group Overseas Development 2014
•1.063% 4/10/17	400,000	399,905

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#•144A 1.063% 4/10/17	6,500,000	$6,498,453
•1.203% 4/10/19	200,000	199,826
#144A 1.75% 4/10/17	3,000,000	3,001,467
Southwestern Energy
4.05% 1/23/20	200,000	199,052
7.50% 2/1/18	1,000,000	1,068,235
•Statoil 0.771% 11/8/18	2,168,000	2,154,972
Tennessee Gas Pipeline 7.50% 4/1/17	2,212,000	2,375,352
Woodside Finance
#144A 3.65% 3/5/25	800,000	725,051
#144A 4.60% 5/10/21	1,900,000	1,978,286
#144A 8.75% 3/1/19	2,000,000	2,365,224

		87,002,437

Paper & Forest Products–0.64%
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	4,426,242
#144A 5.40% 11/1/20	1,700,000	1,907,084

		6,333,326

Pharmaceuticals–1.53%
Actavis 1.875% 10/1/17	3,290,000	3,283,489
Actavis Funding
•1.591% 3/12/20	2,500,000	2,479,450
1.85% 3/1/17	2,800,000	2,807,426
3.00% 3/12/20	3,900,000	3,913,166
Express Scripts Holding 2.25% 6/15/19	60,000	59,864
#Forest Laboratories 144A 4.375% 2/1/19	1,400,000	1,482,932
Mylan 2.60% 6/24/18	1,000,000	998,902

		15,025,229

Road & Rail–0.63%
#Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,182,385
•Kansas City Southern de Mexico 0.994% 10/28/16	3,000,000	2,984,496

		6,166,881

Semiconductors & Semiconductor Equipment–0.10%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,026,786

		1,026,786

Software–0.32%
Symantec 2.75% 6/15/17	3,100,000	3,114,954

		3,114,954

Technology Hardware, Storage & Peripherals–0.37%
Hewlett Packard Enterprise
#144A 2.45% 10/5/17	1,800,000	1,798,992

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
#144A 2.85% 10/5/18	1,800,000	$1,797,696

		3,596,688

Tobacco–1.86%
#•BAT International Finance 144A 0.847% 6/15/18	2,000,000	1,997,430
Imperial Tobacco Finance
2.05% 2/11/18	1,500,000	1,500,114
#144A 2.05% 2/11/18	800,000	800,061
#@144A 2.05% 7/20/18	2,000,000	2,000,180
#@144A 2.95% 7/21/20	1,500,000	1,510,591
Philip Morris International 3.25% 11/10/24	400,000	399,990
Reynolds American
1.05% 10/30/15	3,489,000	3,489,063
3.25% 6/12/20	2,000,000	2,059,296
#¥144A 3.50% 8/4/16	4,440,000	4,510,836

		18,267,561

Wireless Telecommunication Services–2.75%
•America Movil 1.336% 9/12/16	1,660,000	1,659,949
#¥Crown Castle Towers 144A 3.222% 5/15/22	4,500,000	4,387,500
SingTel Group Treasury 2.375% 9/8/17	9,000,000	9,149,058
Sprint Communications
6.00% 12/1/16	4,650,000	4,591,875
8.375% 8/15/17	4,800,000	4,800,000
9.125% 3/1/17	2,400,000	2,436,744

		27,025,126

Total Corporate Bonds (Cost $749,935,521)		745,181,858

MUNICIPAL BONDS–0.67%
Educational Enhancement Funding Series A 1.906% 6/1/17	3,300,000	3,301,782
Energy Northwest 1.793% 7/1/18	300,000	305,208
•State of Texas Series C-2 0.593% 6/1/19	3,000,000	2,999,880

Total Municipal Bonds (Cost $6,611,418)		6,606,870

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–9.87%
Accredited Mortgage Loan Trust
•Series 2004-3 2A2 1.394% 10/25/34		26,401	$26,309
•Series 2005-3 A1 0.44% 9/25/35		196,209	195,909
#•ALM VIII Series 2013-8A A1B 144A 1.937% 1/20/26		4,800,000	4,833,600
•Ameriquest Mortgage Securities Trust Series 2006-R2 A2B 0.374% 4/25/36		239,230	238,462
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.194% 10/25/34		111,476	109,441
#•Babson CLO Series 2012-2A A1R 144A 1.561% 5/15/23		2,200,000	2,188,560
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 1.394% 10/25/34		1,046,000	1,037,656
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 1.694% 3/25/43		105,952	103,561
California Republic Auto Receivables Trust Series 2014-4 A2 0.77% 9/15/17		3,288,065	3,286,217
#•Carlyle Global Market Strategies CLO Series 2012-1A AR 144A 1.505% 4/20/22		2,000,000	1,991,800
CIFC Funding
#•Series 2011-1AR A1R 144A 1.587% 1/19/23		977,420	974,585
#•Series 2012-2A A1R 144A 1.682% 12/5/24		2,200,000	2,187,680
#•COA Summit CLO Series 2014-1A A1 144A 1.637% 4/20/23		1,913,730	1,908,180
•Cordatus CLO I Series 2006-1X A1 0.283% 1/30/24	EUR	5,738,764	6,349,010
#Dell Equipment Finance Trust Series 2014-1 A2 144A 0.64% 7/22/16		642,943	642,541
#•@Drug Royalty II Series 2014-1 A1 144A 3.139% 7/15/23		260,003	263,246
#•Dryden XXII Senior Loan Fund Series 2011-22A A1R 144A 1.459% 1/15/22		1,932,373	1,921,938
#@Eagle I Series 2014-1A A1 144A 2.57% 12/15/39		812,500	811,738
#Exeter Automobile Receivables Trust Series 2014-2A A 144A 1.06% 8/15/18		16,400	16,373

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Galaxy XI CLO Series 2011-11A A 144A 1.623% 8/20/22		2,500,000	$2,493,750
#fGCAT Series 2015-2 A1 144A 3.75% 7/25/20		983,514	983,467
•GSAA Home Equity Trust Series 2004-11 2A2 0.834% 12/25/34		158,052	155,009
•Harbourmaster CLO 9 Series 9X A1E 0.261% 5/8/23	EUR	762,265	842,982
#•Highbridge Loan Management Series 2012-1AR A1R 144A 1.569% 9/20/22		5,000,000	4,975,500
•Jubilee CDO IV Series IV-X B1 0.828% 10/15/19	EUR	677,878	754,582
#•KVK CLO Series 2012-1A A 144A 1.659% 7/15/23		4,000,000	3,986,400
#•LCM X Series 10AR AR 144A 1.549% 4/15/22		2,455,598	2,451,915
#•LCM XII Series 12A AR 144A 1.547% 10/19/22		9,000,000	8,909,100
#•Madison Park Funding Series 2011-7A A 144A 1.587% 6/15/22		907,416	905,329
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 0.907% 9/16/24		912,585	907,752
#•Series 2015-AA A2B 144A 1.407% 12/15/28		2,500,000	2,515,033
#•Ocean Trails CLO I Series 2006-1A A1 144A 0.536% 10/12/20		1,267,541	1,245,866
#•OHA Credit Partners VI Series 2012-6A AR 144A 1.531% 5/15/23		5,800,000	5,780,860
#•OHA Intrepid Leveraged Loan Fund Series 2011-1AR AR 144A 1.195% 4/20/21		1,840,882	1,837,752
#OneMain Financial Issuance Trust Series 2015-2A A 144A 2.57% 7/18/25		4,000,000	3,990,936
•Option One Mortgage Loan Trust Series 2005-5 A3 0.404% 12/25/35		1,102,436	1,093,546
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35		5,000,000	4,816,770
•Skellig Rock Series 2006-1X A1 0.269% 11/30/22	EUR	185,804	207,203

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLM Private Credit Student Loan Trust Series 2005-A A3 0.537% 6/15/23		4,543,453	$4,423,660
•Specialty Underwriting & Residential Finance Trust Series 2005-AB1 M1 0.624% 3/25/36		369,154	362,643
#•Symphony CLO Series 2012-10AR AR 144A 1.564% 7/23/23		250,000	248,700
#•Symphony CLO VIII Series 2012-8AR AR 144A 1.383% 1/9/23		6,402,261	6,382,414
#•Venture XI CLO Series 2012-11AR AR 144A 1.609% 11/14/22		3,400,000	3,381,300
Voya CLO
#•Series 2012-2AR AR 144A 1.589% 10/15/22		2,000,000	1,991,600
#•Series 2012-3AR AR 144A 1.609% 10/15/22		600,000	597,780
•Wood Street CLO 1 Series I B 0.435% 11/22/21	EUR	1,500,000	1,634,868

Total Non-Agency Asset-Backed Securities (Cost $97,330,398)			96,963,523

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.66%
•BCAP Trust Series 2009-RR4 9A1 144A 2.394% 10/26/35		102,071	101,159
Bear Stearns ARM Trust
•Series 2003-1 5A1 2.249% 4/25/33		92,683	92,598
•Series 2005-5 A1 2.32% 8/25/35		954,038	963,464
•Credit Suisse First Boston Mortgage Securities Series 2003-AR18 2A3 2.285% 7/25/33		17,372	17,199
•Eurosail-UK Series 2007-4X A2A 0.889% 6/13/45	GBP	1,282,796	1,921,576
•Granite Mortgages Series 2004-3 2A1 0.625% 9/20/44		126,394	125,319
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.694% 6/25/35		903,898	879,923
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 2.248% 5/25/33		22,443	21,719
•Series 2005-2 1A 1.673% 10/25/35		58,976	57,207
•New York Mortgage Trust Series 2005-3 A1 0.434% 2/25/36		1,682,348	1,558,387

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Prime Mortgage Trust Series 2004-CL1 2A2 0.594% 2/25/19		175	$174
•Sequoia Mortgage Trust Series 2004-6 A1 1.887% 7/20/34		16,975	16,650
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-6 3A2 2.445% 6/25/34		225,399	225,368
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.466% 7/19/35		567,791	542,033

Total Non-Agency Collateralized Mortgage Obligations (Cost $6,533,128)			6,522,776

«SENIOR SECURED LOANS–0.83%
Community Health Systems Tranche F 1st Lien 3.575% 12/31/18		4,079,500	4,080,663
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		4,068,135	4,055,178

Total Senior Secured Loans (Cost $8,154,109)			8,135,841

ΔSOVEREIGN BONDS–4.73%
Brazil–1.73%
≠Brazil Letras do Tesouro Nacional 27.237% 7/1/16	BRL	74,900,000	16,984,348

			16,984,348

Japan–3.00%
Japan Treasury Discount Bill
≠0.00% 10/19/15	JPY	2,940,000,000	24,507,704
≠0.00% 11/30/15	JPY	600,000,000	5,001,822

			29,509,526

Total Sovereign Bonds (Cost $49,456,165)			46,493,874

U.S. TREASURY OBLIGATIONS–14.05%
×U.S. Treasury Inflation Indexed Note 0.125% 4/15/20		42,496,470	42,256,846
U.S. Treasury Note 0.625% 8/31/17		95,700,000	95,707,465

Total U.S. Treasury Obligations (Cost $137,648,643)			137,964,311

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.02%
•Citigroup Capital XIII 7.875%	8,500	$218,365

Total Preferred Stock (Cost $229,075)		218,365

	Number of Contracts

OPTION PURCHASED–0.00%
Currency Put Options–0.00%
@EUR vs GBP strike price 0.69 GBP, expiration date 11/4/15 (BNP)	8,872,000	4,054

Total Option Purchased (Cost $104,843)		4,054

	Number of Shares

MONEY MARKET FUND–0.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,622,775	2,622,775

Total Money Market Fund (Cost $2,622,775)		2,622,775

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–2.25%
Repurchase Agreements–2.25%
BNP Paribas Fannie Mae Pass-Through 30 yr 0.25%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $20,500,142 (collateralized by U.S. government obligations 3.50% 7/1/45; market value $21,317,309)	20,500,000	$20,500,000
Merrill Lynch Pierce Fenner & Smith U.S. Treasury Bond 0.28%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $1,600,012 (collateralized by U.S. government obligations 3.75% 11/15/43; market value $1,662,676)	1,600,000	1,600,000

Total Short-Term Investments (Cost $22,100,000)		22,100,000

TOTAL VALUE OF SECURITIES–117.57% (Cost $1,164,274,891)		1,154,821,580

	Number of Contracts

OPTIONS WRITTEN–(0.44%)
Call Swaption–(0.02%)
5 yr IRS pay a fixed rate 1.80% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/16/15 (MSC)	(90,700,000)	(189,409)

		(189,409)

Currency Put Options–0.00%
@EUR vs GBP strike price 0.65 GBP, expiration date 11/4/15 (BNP)	(8,872,000)	(193)

		(193)

Futures Call Options–(0.35%)
IMM Eurodollar Futures exercise price $98.75, expiration date 12/19/16 (CITI)	(1,001)	(1,107,356)
IMM Eurodollar Futures exercise price $98.75, expiration date 12/19/16 (WF)	(1,016)	(1,123,950)
IMM Eurodollar Futures exercise price $98.75, expiration date 6/13/16 (MSC)	(593)	(919,150)
IMM Eurodollar Futures exercise price $99.25, expiration date 3/14/16 (WF)	(418)	(263,863)

		(3,414,319)

Futures Put Options–(0.07%)
IMM Eurodollar Futures exercise price $98.75, expiration date 12/19/16 (CITI)	(1,001)	(350,350)
IMM Eurodollar Futures exercise price $98.75, expiration date 12/19/16 (WF)	(1,016)	(355,600)
IMM Eurodollar Futures exercise price $99.25, expiration date 3/14/16 (WF)	(418)	(23,513)

		(729,463)

Total Options Written (Premium received ($4,243,497))		(4,333,384)

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(17.13%)	$(168,259,744)

NET ASSETS APPLICABLE TO 97,822,204 SHARES OUTSTANDING–100.00%	$982,228,452

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $337,892,974, which represents 34.40% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

«	Includes $3,802,531 cash, $598,597 foreign currencies pledged as collateral for derivatives and $170,998,000 reverse repurchase agreements as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $58,303,549, which represents 5.94% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2015.

×	Fully or partially pledged as collateral for reverse repurchase agreements and derivatives.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for reverse repurchase agreements.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2015.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	AUD	(13,506,000)	USD	9,648,321	11/12/15	$190,789
BNP	BRL	(30,700,000)	USD	10,753,710	1/5/16	3,269,339
BNP	BRL	(42,000,000)	USD	12,322,135	7/5/16	2,609,449
BNP	GBP	(416,000)	USD	636,942	11/12/15	7,753
BNP	JPY	(2,940,000,000)	USD	23,768,715	10/19/15	(745,142)
BNP	JPY	235,900,000	USD	(1,949,087)	11/12/15	18,446
BNP	JPY	(600,000,000)	USD	5,002,709	11/30/15	(2,894)
GSC	EUR	(33,971,000)	USD	38,319,230	11/12/15	334,370
GSC	JPY	(912,400,000)	USD	7,652,308	11/12/15	42,401
JPMC	AUD	13,189,000	USD	(9,185,679)	11/12/15	49,875
JPMC	BRL	30,700,000	USD	(7,774,120)	1/5/16	(289,747)
JPMC	BRL	(32,900,000)	USD	7,863,288	7/5/16	255,018
JPMC	EUR	7,868,000	USD	(8,792,889)	11/12/15	4,758
JPMC	GBP	(5,746,000)	USD	8,811,531	11/12/15	120,861
JPMC	JPY	(2,299,800,000)	USD	19,179,869	11/4/15	239
JPMC	JPY	(1,631,600,000)	USD	13,577,078	11/12/15	(31,345)

						$5,834,170

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
859	90Day Euribor	$239,420,877	$239,565,696	3/20/18	$144,819
(342)	90Day IMM Eurodollar	(83,938,434)	(84,174,750)	3/20/18	(236,316)
(371)	90Day IMM Eurodollar	(90,956,851)	(91,122,238)	9/18/18	(165,387)
(1,280)	90Day Sterling	(238,173,779)	(238,610,917)	3/22/18	(437,138)
673	Australia 3 yr Bonds	46,251,072	46,397,032	12/16/15	145,960
1,951	Euro-Schatz	242,532,109	242,748,261	12/9/15	216,152
(412)	U.S. Treasury 5 yr Notes	(49,455,105)	(49,652,438)	1/6/16	(197,333)

		$65,679,889			$(529,243)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMC – U.S. Treasury Notes	0.30%	9/21/15	10/5/15	$(2,436,000)	$(2,436,203)
JPMC – U.S. Treasury Notes	0.45%	9/24/15	10/5/15	(41,073,000)	(41,076,080)
JPMC – U.S. Treasury Notes	0.45%	9/25/15	10/5/15	(60,104,000)	(60,106,254)
JPMC – U.S. Treasury Notes	0.45%	9/28/15	10/6/15	(67,385,000)	(67,386,685)

				$(170,998,000)	$(171,005,222)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
BNP	Mexico La SP BPS		2,200,000	1.00%	9/20/20	$(44,554)
GSC	Volvo Treasury AB 5 yr Notes/Baa2	EUR	4,200,000	1.00%	9/20/20	(33,751)

						$(78,305)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CSFB - CME-7 yr IRS	$4,800,000	2.250%	0.281%	12/16/22	$(196,091)
CSFB - LCH-5 yr IRS	56,000,000	2.000%	0.281%	12/16/20	(1,646,159)
CSFB - LCH-7 yr IRS	14,000,000	2.250%	0.282%	12/16/22	(610,028)

	$74,800,000				$(2,452,278)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, notional values and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BNP–Banque Paribas

BRL–Brazilian Real

CDO– Collateralized Debt Obligation

CDS–Credit Default Swap

CITI–Citigroup Global Securities

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

CSFB–Credit Suisse First Boston

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

ICE LIBOR–IntercontinentalExchange London

Interbank Offered Rate

IMM–International Monetary Market

IRS–Interest Rate Swap

JPMC–JPMorgan Chase

JPY–Japanese Yen

LCH–London Clearing House

MSC–Morgan Stanley Capital

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Agency Obligations	$—	$28,162,369	$28,162,369
Commercial Mortgage-Backed Securities	—	53,844,964	53,844,964
Corporate Bonds	—	745,181,858	745,181,858
Municipal Bonds	—	6,606,870	6,606,870
Non-Agency Asset-Backed Securities	—	96,963,523	96,963,523
Non-Agency Collateralized Mortgage Obligations	—	6,522,776	6,522,776
Senior Secured Loans	—	8,135,841	8,135,841
Sovereign Bonds	—	46,493,874	46,493,874
U.S. Treasury Obligations	—	137,964,311	137,964,311
Preferred Stock	218,365	—	218,365
Option Purchased	—	4,054	4,054
Money Market Fund	2,622,775	—	2,622,775
Short-Term Investments	22,100,000	—	22,100,000

Total	$24,941,140	$1,129,880,440	$1,154,821,580

Foreign Currency Exchange Contracts	$—	$5,834,170	$5,834,170

Futures Contracts	$(529,243)	$—	$(529,243)

Reverse Repurchase Agreements	$(170,998,000)	$—	$(170,998,000)

Swap Contracts	$—	$(2,530,583)	$(2,530,583)

Options Written	$(4,143,782)	$(189,602)	$(4,333,384)

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Short-Term Investments	Total
Balance as of 12/31/14	$7,928,432	$3,202,880	$11,131,312
Sales	—	(3,200,000)	(3,200,000)
Transfers out of Level 3	(7,928,432)	—	(7,928,432)
Net unrealized appreciation (depreciation)	—	(2,880)	(2,880)

Balance as of 9/30/15	$—	$—	$—

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/15	$—	$—	$—

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2015, transfers out of Level 3 investments into Level 2 investments were made in the amount of $7,928,432 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP PIMCO Low Duration Bond Fund–13

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.97%
Equity Funds–21.58%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	238,421	$2,291,701
LVIP SSgA S&P 500 Index Fund	957,367	13,131,247
LVIP SSgA Small-Cap Index Fund	62,417	1,500,812

		16,923,760

Fixed Income Fund–50.73%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,463,687	39,783,910

		39,783,910

International Equity Fund–13.66%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,304,927	10,710,837

		10,710,837

Total Affiliated Investment Companies (Cost $61,389,787)		67,418,507

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.18%
Fixed Income Fund–10.11%
†SPDR® Barclays TIPS ETF	143,593	$7,929,205

		7,929,205

International Equity Fund–4.01%
iShares Core MSCI Emerging Markets ETF	78,876	3,146,364

		3,146,364

Money Market Fund–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	43,965	43,965

		43,965

Total Unaffiliated Investment Companies (Cost $11,830,461)		11,119,534

TOTAL VALUE OF SECURITIES–100.15% (Cost $73,220,248)	78,538,041
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(114,816)

NET ASSETS APPLICABLE TO 6,571,237 SHARES OUTSTANDING–100.00%	$78,423,225

†	Non-income producing for the period.

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$78,538,041

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Conservative Index Allocation Fund–1

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.93%
Equity Funds–21.48%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,182,916	$15,665,356
LVIP SSgA Mid-Cap Index Fund	407,364	3,915,578
LVIP SSgA S&P 500 Index Fund	1,154,652	15,837,208
LVIP SSgA Small-Cap Index Fund	159,979	3,846,693
LVIP SSgA Small-Mid Cap 200 Fund	320,070	3,869,328

		43,134,163

Fixed Income Fund–50.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	8,877,485	101,966,794

		101,966,794

International Equity Funds–17.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,734,845	13,651,497
LVIP SSgA Emerging Markets 100 Fund	1,039,391	8,107,248
LVIP SSgA International Index Fund	1,672,141	13,724,933

		35,483,678

Total Affiliated Investment Companies (Cost $169,249,379)		180,584,635

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.12%
Fixed Income Fund–10.12%
†SPDR® Barclays TIPS ETF	368,144	$20,328,912

		20,328,912

Money Market Fund–0.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,339	4,339

		4,339

Total Unaffiliated Investment Companies (Cost $20,354,712)		20,333,251

TOTAL VALUE OF SECURITIES–100.05% (Cost $189,604,091)	200,917,886
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(108,789)

NET ASSETS APPLICABLE TO 17,541,744 SHARES OUTSTANDING–100.00%	$200,809,097

†	Non-income producing for the period.

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$200,917,886

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Conservative Structured Allocation Fund–1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.94%
Equity Funds–37.61%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	1,599,594	$15,375,300
LVIP SSgA S&P 500 Index Fund	4,209,810	57,741,756
LVIP SSgA Small-Cap Index Fund	448,692	10,788,796

		83,905,852

Fixed Income Fund–25.64%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	4,980,020	57,200,505

		57,200,505

International Equity Fund–21.69%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	5,897,654	48,407,943

		48,407,943

Total Affiliated Investment Companies (Cost $168,182,170)		189,514,300

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.31%
Fixed Income Fund–5.11%
†SPDR® Barclays TIPS ETF	206,388	$11,396,745

		11,396,745

International Equity Fund–10.14%
iShares Core MSCI Emerging Markets ETF	566,944	22,615,396

		22,615,396

Money Market Fund–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	131,173	131,173

		131,173

Total Unaffiliated Investment Companies (Cost $39,120,114)		34,143,314

TOTAL VALUE OF SECURITIES–100.25% (Cost $207,302,284)	223,657,614
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.25%)	(549,222)

NET ASSETS APPLICABLE TO 17,541,735 SHARES OUTSTANDING–100.00%	$223,108,392

†	Non-income producing for the period.

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$223,657,614

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderately Aggressive Index Allocation Fund–1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.88%
Equity Funds–37.42%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,372,307	$57,902,468
LVIP SSgA Mid-Cap Index Fund	1,853,243	17,813,375
LVIP SSgA S&P 500 Index Fund	4,267,408	58,531,767
LVIP SSgA Small-Cap Index Fund	727,815	17,500,309
LVIP SSgA Small-Mid Cap 200 Fund	1,456,236	17,604,442

		169,352,361

Fixed Income Fund–25.63%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	10,099,820	116,006,527

		116,006,527

International Equity Funds–31.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	6,205,334	48,829,769
LVIP SSgA Emerging Markets 100 Fund	5,914,125	46,130,176
LVIP SSgA International Index Fund	5,980,560	49,088,437

		144,048,382

Total Affiliated Investment Companies (Cost $401,889,275)		429,407,270

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–5.13%
Fixed Income Fund–5.11%
†SPDR® Barclays TIPS ETF	418,494	$23,109,239

		23,109,239

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	86,014	86,014

		86,014

Total Unaffiliated Investment Companies (Cost $23,343,322)		23,195,253

TOTAL VALUE OF SECURITIES–100.01% (Cost $425,232,597)	452,602,523
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(41,932)

NET ASSETS APPLICABLE TO 37,181,411 SHARES OUTSTANDING–100.00%	$452,560,591

†	Non-income producing for the period.

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$452,602,523

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderately Aggressive Structured Allocation Fund–1

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.82%
Equity Funds–33.53%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Mid-Cap Index Fund	1,492,558	$14,346,466
LVIP SSgA S&P 500 Index Fund	4,230,296	58,022,737
LVIP SSgA Small-Cap Index Fund	390,761	9,395,856

		81,765,059

Fixed Income Fund–30.64%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	6,505,228	74,719,046

		74,719,046

International Equity Fund–19.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	5,836,323	47,904,539

		47,904,539

Total Affiliated Investment Companies (Cost $183,080,675)		204,388,644

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–16.29%
Fixed Income Fund–10.17%
†SPDR® Barclays TIPS ETF	449,278	$24,809,131

		24,809,131

International Equity Fund–6.06%
iShares Core MSCI Emerging Markets ETF	370,307	14,771,546

		14,771,546

Money Market Fund–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	151,109	151,109

		151,109

Total Unaffiliated Investment Companies (Cost $43,314,889)		39,731,786

TOTAL VALUE OF SECURITIES–100.11% (Cost $226,395,564)	244,120,430
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(258,319)

NET ASSETS APPLICABLE TO 19,308,797 SHARES OUTSTANDING–100.00%	$243,862,111

†	Non-income producing for the period.

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$244,120,430

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderate Index Allocation Fund–1

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.85%
Equity Funds–33.43%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	7,587,000	$100,474,647
LVIP SSgA Mid-Cap Index Fund	3,483,774	33,486,040
LVIP SSgA S&P 500 Index Fund	7,405,354	101,571,831
LVIP SSgA Small-Cap Index Fund	1,026,072	24,671,893
LVIP SSgA Small-Mid Cap 200 Fund	2,053,027	24,819,038

Fixed Income Fund–30.69%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	22,782,699	261,682,084

International Equity Funds–25.73%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	10,601,635	83,424,264
LVIP SSgA Emerging Markets 100 Fund	6,669,082	52,018,843
LVIP SSgA International Index Fund	10,217,919	83,868,677

Total Affiliated Investment Companies (Cost $718,852,574)		766,017,317

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–10.19%
Fixed Income Fund–10.19%
†SPDR® Barclays TIPS ETF	1,573,439	$86,885,302

Total Unaffiliated Investment Company (Cost $88,785,577)		86,885,302

TOTAL VALUE OF SECURITIES–100.04% (Cost $807,638,151)	852,902,619
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(357,820)

NET ASSETS APPLICABLE TO 71,117,943 SHARES OUTSTANDING–100.00%	$852,544,799

†	Non-income producing for the period.

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$852,902,619

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderate Structured Allocation Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–28.15%
Fannie Mae ARM
•2.41% 3/1/37	372,687	$398,725
•2.513% 7/1/38	148,209	157,234
•2.572% 9/1/37	217,087	230,705
•2.872% 11/1/35	298,275	312,104
•2.891% 11/1/41	165,710	176,028
•3.251% 6/1/41	2,299,413	2,452,062
•3.266% 1/1/41	1,419,944	1,507,223
Fannie Mae S.F. 10 yr
4.00% 8/1/19	59,781	62,617
4.00% 6/1/20	288,315	302,384
4.00% 5/1/23	170,600	178,958
5.50% 11/1/15	33	33
6.00% 3/1/16	16,781	16,883
6.00% 10/1/16	28,350	28,861
6.00% 12/1/17	11,382	11,628
6.00% 9/1/18	9,394	9,897
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,471,302	1,513,906
2.50% 3/1/28	3,383,759	3,481,569
2.50% 4/1/28	3,834,469	3,945,453
2.50% 7/1/28	780,659	803,225
2.50% 9/1/28	1,589,666	1,635,584
2.50% 10/1/28	4,973,660	5,091,969
2.50% 2/1/30	2,857,082	2,915,651
2.50% 5/1/30	972,478	992,413
3.00% 11/1/26	3,039,670	3,179,752
3.00% 6/1/27	775,400	811,131
3.00% 8/1/27	1,407,535	1,472,261
3.00% 9/1/27	5,891,009	6,161,852
3.00% 10/1/27	864,153	904,017
3.00% 12/1/27	272,053	284,598
3.00% 8/1/29	3,775,885	3,940,014
3.00% 6/1/30	3,893,823	4,059,624
3.50% 11/1/25	800,262	846,874
3.50% 12/1/25	1,948,995	2,070,472
3.50% 12/1/26	1,100,231	1,164,480
3.50% 1/1/27	2,878,607	3,044,640
3.50% 10/1/29	2,939,206	3,107,392
4.00% 7/1/18	97,185	101,666
4.00% 8/1/18	57,375	60,024
4.00% 5/1/20	1,988,926	2,081,019
4.00% 4/1/24	146,437	155,515
4.00% 5/1/24	262,313	278,501
4.00% 6/1/24	358,182	380,534
4.00% 7/1/24	146,318	155,446
4.00% 10/1/24	10,345	10,986
4.00% 12/1/24	377,881	399,189
4.00% 1/1/25	591,410	634,478
4.00% 3/1/25	653,358	700,935
4.00% 5/1/25	252,182	267,857
4.00% 7/1/25	5,193	5,483
4.00% 8/1/25	21,023	22,384

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 9/1/25	233,750	$248,854
4.00% 10/1/25	266,341	283,099
4.00% 1/1/26	8,008	8,526
4.00% 3/1/26	647,026	688,968
4.00% 5/1/26	7,746	8,245
4.00% 7/1/26	621,568	661,431
4.50% 2/1/23	120,851	127,026
4.50% 4/1/23	11,480	12,122
4.50% 5/1/23	13,349	13,844
4.50% 6/1/23	381,692	403,799
4.50% 11/1/23	15,695	16,272
4.50% 1/1/24	2,113	2,191
4.50% 2/1/24	3,163	3,351
4.50% 3/1/24	5,655	6,058
4.50% 4/1/24	158,344	167,892
4.50% 5/1/24	297,589	314,857
4.50% 7/1/24	259,720	278,221
4.50% 8/1/24	366,252	392,909
4.50% 11/1/24	156,384	167,147
4.50% 4/1/25	251,069	260,438
4.50% 5/1/25	27,058	29,071
4.50% 6/1/25	6,425	6,822
5.00% 6/1/19	1,278	1,328
5.00% 4/1/23	28,685	29,822
5.00% 6/1/23	556,601	599,689
5.00% 9/1/23	257,668	278,247
5.00% 11/1/23	144,442	155,045
5.00% 12/1/23	147,119	158,509
5.00% 3/1/25	63,255	68,245
5.00% 6/1/25	2,980	3,215
5.50% 12/1/18	91,124	93,948
5.50% 3/1/20	172,215	178,015
5.50% 4/1/22	62,475	68,403
5.50% 7/1/22	72,207	78,784
6.00% 12/1/18	4	4
6.00% 6/1/20	8,975	9,484
6.00% 8/1/22	14,528	15,575
6.00% 9/1/22	48,317	52,474
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/30	1,500,000	1,529,203
3.00% 10/1/30	1,500,000	1,561,992
Fannie Mae S.F. 20 yr
3.00% 11/1/34	2,103,410	2,181,375
3.00% 12/1/34	1,611,117	1,670,904
3.00% 2/1/35	2,840,045	2,927,142
3.50% 6/1/34	6,411,731	6,773,666
3.50% 7/1/34	7,863,261	8,307,084
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,265,840	2,298,624
3.00% 10/1/42	3,486,658	3,542,838
3.00% 11/1/42	2,448,645	2,490,523

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 12/1/42	2,244,969	$2,283,172
3.00% 1/1/43	4,871,361	4,953,544
3.00% 3/1/43	10,290,543	10,461,226
3.00% 4/1/43	2,598,363	2,641,580
3.00% 5/1/43	1,689,408	1,717,416
3.00% 6/1/43	7,268,487	7,387,851
3.00% 8/1/43	5,767,762	5,862,210
3.50% 10/1/40	1,004,213	1,048,535
3.50% 12/1/40	573,277	599,547
3.50% 2/1/41	1,011,635	1,057,830
3.50% 8/1/42	823,778	861,592
3.50% 9/1/42	8,672,648	9,067,821
3.50% 10/1/42	5,059,484	5,290,645
3.50% 11/1/42	1,718,149	1,793,980
3.50% 1/1/43	3,334,947	3,487,494
3.50% 2/1/43	634,094	662,917
3.50% 7/1/43	7,179,774	7,505,595
3.50% 10/1/44	3,872,111	4,043,009
3.50% 1/1/45	3,276,776	3,421,399
3.50% 4/1/45	5,747,482	6,001,151
3.50% 5/1/45	4,896,490	5,112,600
3.50% 8/1/45	11,634,784	12,154,183
4.00% 1/1/39	52,296	55,820
4.00% 2/1/39	88,247	94,193
4.00% 3/1/39	3,717	3,967
4.00% 4/1/39	353,474	377,292
4.00% 6/1/39	162,007	172,923
4.00% 8/1/39	627,453	674,126
4.00% 9/1/39	791,336	855,935
4.00% 11/1/39	49,152	52,464
4.00% 12/1/39	1,248,941	1,333,097
4.00% 1/1/40	523,901	559,510
4.00% 5/1/40	311,739	332,744
4.00% 8/1/40	114,243	122,103
4.00% 9/1/40	215,211	229,722
4.00% 10/1/40	958,160	1,023,919
4.00% 11/1/40	1,378,331	1,474,942
4.00% 12/1/40	2,151,420	2,310,251
4.00% 1/1/41	5,346,694	5,714,472
4.00% 2/1/41	1,301,143	1,390,888
4.00% 3/1/41	24,593	26,250
4.00% 4/1/41	447,159	477,941
4.00% 5/1/41	2,267,578	2,424,016
4.00% 6/1/41	27,949	29,832
4.00% 9/1/41	483,484	517,033
4.00% 10/1/41	267,457	286,216
4.00% 11/1/41	533,494	570,662
4.00% 12/1/41	22,645	24,235
4.00% 1/1/42	17,778	18,976
4.00% 3/1/42	347,324	371,468
4.00% 10/1/43	5,378,738	5,741,167
4.00% 12/1/43	1,951,631	2,083,135

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 7/1/44	4,179,378	$4,460,992
4.00% 9/1/44	4,372,118	4,666,719
4.00% 10/1/44	5,991,216	6,395,609
4.00% 3/1/45	5,386,837	5,749,812
4.00% 7/1/45	4,957,419	5,299,056
4.50% 8/1/33	32,626	35,490
4.50% 1/1/34	18,997	20,582
4.50% 9/1/35	109,587	119,202
4.50% 2/1/38	38,718	41,953
4.50% 4/1/38	59,101	64,202
4.50% 7/1/38	66,997	72,754
4.50% 11/1/38	212,041	230,280
4.50% 2/1/39	475,468	515,795
4.50% 3/1/39	386,023	419,067
4.50% 4/1/39	1,363,631	1,487,097
4.50% 5/1/39	519,831	572,249
4.50% 6/1/39	164,656	178,899
4.50% 7/1/39	636,879	691,096
4.50% 9/1/39	358,100	392,859
4.50% 1/1/40	1,144,867	1,266,821
4.50% 2/1/40	2,046,126	2,256,125
4.50% 5/1/40	1,217,777	1,333,398
4.50% 6/1/40	559,024	607,874
4.50% 8/1/40	232,342	252,498
4.50% 9/1/40	665,337	723,283
4.50% 10/1/40	3,891,727	4,235,836
4.50% 11/1/40	672,704	729,921
4.50% 2/1/41	2,564,445	2,787,555
4.50% 4/1/41	28,957	31,494
4.50% 5/1/41	3,198,151	3,477,274
4.50% 6/1/41	341,097	370,989
4.50% 1/1/42	3,398,986	3,692,322
4.50% 9/1/43	1,720,514	1,869,324
4.50% 12/1/43	4,702,010	5,105,771
4.50% 10/1/44	771,233	837,234
5.00% 9/1/33	209,733	232,186
5.00% 4/1/34	748,937	828,142
5.00% 7/1/34	496,177	549,204
5.00% 11/1/34	245,317	271,457
5.00% 4/1/35	151,081	166,826
5.00% 6/1/35	250,363	276,496
5.00% 7/1/35	2,879,633	3,185,257
5.00% 9/1/35	40,638	44,758
5.00% 10/1/35	192,301	211,848
5.00% 12/1/35	899,206	990,966
5.00% 2/1/36	2,050,672	2,260,100
5.00% 3/1/36	114,132	125,731
5.00% 11/1/36	40,567	44,674
5.00% 8/1/37	34,295	37,736
5.00% 4/1/38	251,460	276,688
5.00% 7/1/38	33,787	37,176
5.00% 11/1/38	14,159	15,587

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 8/1/39	1,314,735	$1,448,714
5.00% 12/1/39	271,914	299,728
5.00% 1/1/40	558,170	625,867
5.00% 7/1/40	2,382,293	2,638,286
5.00% 9/1/40	686,701	757,487
5.00% 6/1/41	1,990,473	2,205,739
5.50% 11/1/33	67,376	75,865
5.50% 1/1/34	98,172	110,406
5.50% 5/1/34	128,576	144,776
5.50% 7/1/34	164,477	183,460
5.50% 10/1/34	216,837	245,286
5.50% 9/1/35	112,238	126,044
5.50% 10/1/35	124,774	139,582
5.50% 12/1/35	504,014	564,721
5.50% 1/1/36	625,450	700,964
5.50% 4/1/36	1,615,508	1,813,800
5.50% 8/1/36	382,475	428,894
5.50% 1/1/37	488,421	547,461
5.50% 2/1/37	35,060	39,143
5.50% 3/1/37	160,006	179,286
5.50% 5/1/37	193,692	217,979
5.50% 6/1/37	154,520	174,775
5.50% 8/1/37	62,671	69,951
5.50% 11/1/37	1,929	2,154
5.50% 12/1/37	495	552
5.50% 1/1/38	3,656,574	4,087,484
5.50% 2/1/38	92,889	103,706
5.50% 5/1/38	260,921	291,564
5.50% 6/1/38	17,419	19,492
5.50% 7/1/38	134,228	149,786
5.50% 10/1/38	59,535	66,404
5.50% 1/1/39	230,570	257,999
5.50% 5/1/39	586,813	656,079
5.50% 6/1/39	585,800	654,494
5.50% 10/1/39	250,566	279,575
5.50% 7/1/41	483,104	539,672
6.00% 12/1/35	168,994	192,050
6.00% 2/1/36	78,875	89,403
6.00% 6/1/36	48,333	54,588
6.00% 7/1/36	170,203	192,396
6.00% 8/1/36	84,568	95,367
6.00% 9/1/36	128,836	145,432
6.00% 10/1/36	136,588	154,047
6.00% 11/1/36	8,864	10,033
6.00% 1/1/37	112,805	127,505
6.00% 2/1/37	562,527	636,920
6.00% 3/1/37	55,963	63,287
6.00% 4/1/37	7,183	8,089
6.00% 5/1/37	165,517	187,026
6.00% 6/1/37	94,795	106,955
6.00% 8/1/37	201,278	227,238
6.00% 9/1/37	301,502	340,318

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 10/1/37	415,630	$468,876
6.00% 11/1/37	109,788	123,906
6.00% 1/1/38	54,795	61,747
6.00% 2/1/38	42,491	47,889
6.00% 4/1/38	7,013	7,910
6.00% 5/1/38	205,374	232,086
6.00% 6/1/38	72,766	81,970
6.00% 8/1/38	102,809	115,783
6.00% 9/1/38	62,756	70,890
6.00% 10/1/38	50,082	56,435
6.00% 11/1/38	36,424	41,048
6.00% 12/1/38	756,846	856,098
6.00% 4/1/40	616,550	696,728
6.00% 6/1/40	1,138,996	1,287,309
6.50% 3/1/32	1,241	1,418
6.50% 7/1/36	114,968	134,288
6.50% 9/1/36	105,846	122,217
6.50% 11/1/36	136,293	155,698
6.50% 9/1/37	19,748	23,497
6.50% 10/1/37	209,508	239,337
6.50% 2/1/38	148,506	169,649
6.50% 3/1/38	435,929	524,997
6.50% 5/1/38	74,422	90,526
6.50% 7/1/38	145,606	166,337
6.50% 10/1/38	196,390	235,985
7.00% 8/1/39	546,925	640,246
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/45	12,000,000	12,161,250
3.50% 10/1/45	14,200,000	14,812,818
4.00% 10/1/45	10,000,000	10,666,800
Freddie Mac ARM
•2.375% 11/1/37	185,856	197,730
•2.472% 9/1/37	310,880	329,567
•2.63% 8/1/40	504,127	527,147
•2.65% 9/1/40	780,057	828,211
•5.983% 6/1/36	74,353	76,809
Freddie Mac S.F. 15 yr
2.50% 4/1/28	172,298	177,388
2.50% 7/1/28	505,756	520,671
2.50% 8/1/28	3,983,322	4,100,844
2.50% 9/1/28	2,926,543	3,012,886
2.50% 10/1/28	4,054,648	4,174,259
2.50% 10/1/29	2,643,257	2,697,663
3.00% 11/1/26	3,824,330	3,985,866
3.00% 2/1/27	347,786	362,492
3.00% 3/1/27	1,463,514	1,526,334
3.00% 4/1/27	1,293,594	1,347,125
3.00% 11/1/27	639,740	666,707
3.00% 2/1/29	1,681,562	1,753,779
3.00% 4/1/30	4,810,906	5,010,770
3.50% 12/1/25	1,954,156	2,077,305
3.50% 3/1/26	1,441,473	1,524,159

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.50% 2/1/30	491,334	$519,364
4.00% 2/1/24	71,760	75,004
4.00% 8/1/24	145,019	155,983
4.00% 2/1/25	206,176	220,818
4.00% 7/1/25	597,092	639,436
4.00% 4/1/26	1,265,380	1,354,184
4.50% 3/1/18	76,759	79,513
4.50% 4/1/18	72,291	74,885
4.50% 10/1/18	28,536	29,560
4.50% 11/1/18	121,051	125,623
4.50% 12/1/18	62,259	64,610
4.50% 1/1/19	51,334	53,200
4.50% 2/1/19	65,928	68,329
4.50% 7/1/19	107,078	111,142
4.50% 12/1/19	37,771	39,206
4.50% 4/1/21	33,238	34,506
4.50% 6/1/24	6,799	7,286
4.50% 7/1/24	247,217	264,699
4.50% 8/1/24	116,687	125,025
4.50% 11/1/24	222,088	237,768
4.50% 5/1/25	81,605	87,380
5.00% 10/1/17	5,887	6,121
5.00% 4/1/18	110,722	115,117
5.00% 4/1/23	148,728	160,794
5.00% 1/1/25	25,137	26,135
5.00% 3/1/25	80,014	86,519
5.50% 12/1/15	1,809	1,815
5.50% 11/1/16	53,628	54,482
5.50% 11/1/17	6,269	6,346
5.50% 4/1/18	45,424	47,237
6.00% 11/1/23	100,793	110,795
Freddie Mac S.F. 15 yr TBA 2.50% 10/1/30	7,000,000	7,135,904
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,442,293	2,477,160
3.00% 1/1/43	5,176,724	5,250,728
3.00% 3/1/43	6,261,355	6,349,419
3.00% 4/1/43	4,151,910	4,206,595
3.00% 7/1/43	1,694,153	1,716,082
3.00% 8/1/43	687,061	695,933
3.00% 10/1/43	2,009,776	2,035,403
3.00% 8/1/45	11,173,017	11,298,786
3.50% 2/1/42	3,284,370	3,432,142
3.50% 5/1/42	3,016,853	3,151,506
3.50% 10/1/42	3,076,775	3,214,901
3.50% 2/1/43	1,777,184	1,858,215
3.50% 5/1/43	2,338,220	2,439,276
3.50% 8/1/43	4,544,016	4,737,053
3.50% 2/1/44	1,579,733	1,645,468
3.50% 3/1/44	115,599	120,409
3.50% 6/1/44	1,981,984	2,064,457

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 8/1/44	2,108,330	$2,196,062
3.50% 11/1/44	3,905,897	4,068,428
3.50% 1/1/45	4,680,482	4,875,245
3.50% 7/1/45	9,678,158	10,087,866
4.00% 5/1/39	416,320	444,015
4.00% 2/1/40	128,718	137,159
4.00% 5/1/40	233,707	249,615
4.00% 8/1/40	61,339	65,504
4.00% 9/1/40	571,654	610,562
4.00% 10/1/40	1,988,224	2,123,393
4.00% 11/1/40	4,496,296	4,801,424
4.00% 12/1/40	2,077,813	2,219,233
4.00% 2/1/41	1,817,832	1,945,913
4.00% 12/1/41	2,806,966	2,996,031
4.00% 1/1/42	843,650	899,690
4.00% 3/1/42	161,266	172,484
4.00% 4/1/42	4,106,096	4,385,568
4.00% 6/1/42	16,113	17,202
4.00% 5/1/44	5,408,400	5,766,308
4.00% 9/1/44	1,647,136	1,755,149
4.00% 4/1/45	5,812,815	6,198,694
4.50% 2/1/39	101,040	109,512
4.50% 4/1/39	32,902	35,595
4.50% 5/1/39	152,258	167,143
4.50% 6/1/39	1,163,476	1,273,079
4.50% 7/1/39	269,203	291,884
4.50% 9/1/39	919,950	1,016,555
4.50% 10/1/39	835,501	905,573
4.50% 1/1/40	2,243,377	2,462,694
4.50% 2/1/40	1,347,873	1,480,033
4.50% 7/1/40	224,734	243,510
4.50% 8/1/40	157,023	170,139
4.50% 9/1/40	1,245,843	1,368,023
4.50% 2/1/41	5,165,900	5,644,009
4.50% 3/1/41	580,418	635,423
4.50% 9/1/41	1,433,562	1,560,750
4.50% 3/1/44	753,491	815,944
4.50% 5/1/44	33,693	36,466
5.00% 10/1/34	293,818	321,571
5.00% 2/1/35	63,237	69,614
5.00% 8/1/35	124,590	137,277
5.00% 10/1/35	56,203	61,871
5.00% 11/1/35	23,442	25,708
5.00% 12/1/35	201,591	222,137
5.00% 2/1/37	136,792	149,852
5.00% 4/1/37	152,408	166,985
5.00% 5/1/37	177,704	195,208
5.00% 12/1/37	511,025	559,120
5.00% 1/1/38	7,175	7,858
5.00% 4/1/38	5,473	5,995
5.00% 6/1/38	282,533	309,349
5.00% 7/1/38	34,349	37,609

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 9/1/38	14,076	$15,412
5.00% 10/1/38	276,913	303,211
5.00% 12/1/38	804,764	881,135
5.00% 1/1/39	68,504	75,001
5.00% 2/1/39	1,267,449	1,387,557
5.00% 3/1/39	467,781	515,468
5.00% 8/1/39	153,590	170,472
5.00% 9/1/39	725,979	796,917
5.00% 1/1/40	660,632	723,688
5.00% 5/1/40	343,299	378,802
5.00% 6/1/40	1,811,287	1,994,106
5.00% 9/1/40	180,305	197,406
5.00% 3/1/41	437,926	484,028
5.50% 8/1/33	71,894	80,504
5.50% 6/1/34	156,166	173,783
5.50% 6/1/35	104,155	116,112
5.50% 11/1/35	203,585	225,837
5.50% 1/1/37	83,522	92,524
5.50% 5/1/37	112,656	124,811
5.50% 7/1/37	54,393	60,471
5.50% 1/1/38	488,828	541,320
5.50% 2/1/38	112,860	124,993
5.50% 5/1/38	819,807	917,727
5.50% 6/1/38	30,469	33,755
5.50% 8/1/38	109,368	122,770
5.50% 12/1/38	108,851	120,795
5.50% 8/1/39	181,302	202,961
5.50% 12/1/39	714,195	791,820
5.50% 3/1/40	544,446	603,545
5.50% 4/1/40	1,420,074	1,574,091
5.50% 5/1/40	418,561	463,526
5.50% 6/1/41	101,365	112,310
6.00% 11/1/28	20,077	22,939
6.00% 7/1/33	18,856	21,522
6.00% 8/1/36	29,698	33,646
6.00% 11/1/36	91,584	103,579
6.00% 4/1/37	1,022	1,148
6.00% 5/1/37	167,918	189,669
6.00% 8/1/37	354,134	400,059
6.00% 9/1/37	200,996	226,934
6.00% 10/1/37	62,380	70,701
6.00% 11/1/37	276,728	310,770
6.00% 12/1/37	18,569	20,967
6.00% 1/1/38	237,473	267,786
6.00% 4/1/38	15,493	17,414
6.00% 6/1/38	41,307	46,657
6.00% 7/1/38	54,228	61,035
6.00% 8/1/38	83,898	94,641
6.00% 9/1/38	45,007	50,795
6.00% 10/1/38	128,331	144,735
6.00% 11/1/38	21,369	24,012
6.00% 3/1/39	52,518	59,228

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 5/1/40	1,472,320	$1,662,206
6.50% 11/1/36	256,965	295,904
6.50% 8/1/37	142,926	163,524
6.50% 10/1/37	33,276	38,856
6.50% 6/1/38	77,138	88,185
6.50% 4/1/39	142,821	163,275
Freddie Mac S.F. 30 yr TBA 3.50% 10/1/45	7,700,000	8,011,610
GNMA I S.F. 30 yr
3.00% 9/15/42	2,077,124	2,130,059
3.00% 11/15/42	1,830,315	1,876,960
3.00% 12/15/42	586,899	601,856
3.50% 10/15/40	331,703	347,485
3.50% 1/15/41	127,496	133,991
3.50% 7/15/41	96,404	101,465
3.50% 10/15/41	805,219	843,513
3.50% 3/15/42	69,992	73,558
3.50% 6/15/42	3,743,623	3,932,725
3.50% 7/15/42	1,669,503	1,754,159
3.50% 10/15/42	470,031	493,461
3.50% 4/15/43	867,528	908,723
4.00% 6/15/39	131,351	140,109
4.00% 7/15/39	200,325	213,655
4.00% 8/15/39	155,330	165,666
4.00% 8/15/40	868,806	927,564
4.00% 10/15/40	852,899	919,445
4.00% 12/15/40	1,205,710	1,304,219
4.00% 1/15/41	1,184,214	1,281,010
4.00% 9/15/41	1,613,507	1,723,633
4.50% 2/15/39	276,735	301,151
4.50% 3/15/39	1,526,798	1,656,467
4.50% 4/15/39	147,829	160,632
4.50% 5/15/39	136,038	149,484
4.50% 6/15/39	454,264	492,544
4.50% 7/15/39	565,487	614,704
4.50% 8/15/39	96,841	105,276
4.50% 9/15/39	501,848	545,209
4.50% 10/15/39	1,253,611	1,380,652
4.50% 11/15/39	760,574	829,891
4.50% 12/15/39	361,646	393,411
4.50% 1/15/40	1,577,682	1,713,372
4.50% 4/15/40	438,241	475,128
4.50% 5/15/40	435,371	474,892
4.50% 6/15/40	1,225,526	1,329,897
4.50% 8/15/40	445,579	483,699
4.50% 9/15/40	274,856	299,533
4.50% 1/15/41	484,675	534,942
4.50% 2/15/41	2,764,549	3,017,525
4.50% 3/15/41	359,713	390,315
4.50% 6/15/41	344,759	374,202
4.50% 7/15/41	41,942	45,542
5.00% 3/15/35	94,033	105,331

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 3/15/38	30,706	$34,099
5.00% 4/15/38	33,554	37,260
5.00% 5/15/38	4,445	4,887
5.00% 8/15/38	13,208	14,633
5.00% 11/15/38	57,774	63,600
5.00% 1/15/39	307,163	341,135
5.00% 4/15/39	341,110	378,040
5.00% 5/15/39	1,290,625	1,429,411
5.00% 6/15/39	1,190,697	1,331,378
5.00% 9/15/39	2,477,224	2,762,220
5.00% 10/15/39	227,774	253,710
5.00% 11/15/39	599,466	671,247
5.00% 1/15/40	1,657,249	1,850,480
5.00% 2/15/40	776,373	869,501
5.00% 4/15/40	568,882	631,728
5.00% 7/15/40	569,543	631,211
5.50% 10/15/33	301,739	344,765
5.50% 4/15/37	72,868	82,250
5.50% 7/15/37	38,677	43,387
5.50% 1/15/38	492,934	551,538
5.50% 2/15/38	334,219	376,628
5.50% 7/15/38	137,163	154,949
5.50% 8/15/38	56,339	63,201
5.50% 9/15/38	673,431	755,367
5.50% 12/15/38	494,261	554,464
5.50% 1/15/39	229,745	257,435
5.50% 5/15/39	351,849	394,698
5.50% 7/15/39	6,035	6,785
5.50% 10/15/39	381,224	427,654
5.50% 12/15/39	111,908	125,538
5.50% 4/15/40	635,679	718,927
5.50% 2/15/41	96,690	108,467
6.00% 5/15/37	191,112	219,427
6.00% 1/15/38	148,017	167,569
6.00% 3/15/38	5,829	6,594
6.00% 5/15/38	360,018	412,016
6.00% 7/15/38	181,047	204,689
6.00% 8/15/38	134,352	152,009
6.00% 10/15/38	183,400	207,334
6.00% 11/15/38	147,199	166,825
6.00% 12/15/38	249,964	282,997
6.00% 1/15/39	50,199	56,414
6.00% 5/15/39	7,669	8,617
6.00% 6/15/39	6,256	7,029
6.00% 8/15/39	11,721	13,169
6.00% 10/15/39	13,571	15,630
6.00% 6/15/40	7,549	8,483
6.00% 12/15/40	990,547	1,120,598
6.50% 3/15/38	9,870	11,324
6.50% 5/15/38	24,783	28,416
6.50% 7/15/38	101,215	116,056
6.50% 8/15/38	3,885	4,471

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.50% 9/15/38	5,670	$6,505
6.50% 10/15/38	28,443	32,742
6.50% 2/15/39	224,286	257,174
6.50% 8/15/39	22,534	25,838
GNMA I S.F. 30 yr TBA
3.00% 10/1/45	1,000,000	1,020,523
4.00% 10/1/45	3,000,000	3,197,727
GNMA II S.F. 30 yr
3.00% 9/20/42	2,899,080	2,974,539
3.00% 11/20/42	1,474,618	1,513,000
3.00% 12/20/42	2,313,042	2,373,247
3.00% 1/20/43	2,265,139	2,324,097
3.00% 2/20/43	2,933,119	3,009,101
3.00% 3/20/43	4,849,970	4,976,045
3.00% 6/20/43	2,020,684	2,073,282
3.00% 9/20/43	3,375,357	3,463,222
3.00% 12/20/44	3,250,860	3,322,228
3.00% 3/20/45	3,217,430	3,288,064
3.00% 6/20/45	3,965,930	4,052,995
3.50% 4/20/42	1,143,077	1,201,431
3.50% 6/20/42	3,386,493	3,559,376
3.50% 10/20/42	1,310,442	1,377,343
3.50% 12/20/42	2,664,794	2,800,839
3.50% 2/20/43	4,573,689	4,807,191
3.50% 3/20/43	2,938,169	3,099,607
3.50% 5/20/43	3,312,560	3,480,661
3.50% 1/20/44	4,803,938	5,043,919
3.50% 10/20/44	4,095,864	4,303,753
3.50% 12/20/44	3,061,854	3,213,197
3.50% 4/20/45	12,192,264	12,801,167
3.50% 6/20/45	4,951,148	5,196,233
4.00% 5/20/39	1,437,707	1,538,871
4.00% 8/20/40	847,303	907,634
4.00% 10/20/41	150,785	161,831
4.00% 11/20/41	2,554,420	2,741,169
4.00% 12/20/41	1,039,266	1,115,086
4.00% 5/20/42	2,384,392	2,556,044
4.00% 7/20/42	1,463,220	1,567,962
4.00% 8/20/42	1,086,064	1,161,414
4.00% 8/20/43	2,118,179	2,263,599
4.00% 3/20/44	3,065,781	3,274,860
4.00% 8/20/44	4,094,112	4,370,198
4.00% 10/20/44	1,255,709	1,338,698
4.00% 12/20/44	4,449,717	4,741,054
4.00% 1/20/45	928,044	988,806
4.00% 2/20/45	2,350,798	2,504,712
4.50% 7/20/41	3,765,401	4,093,815
4.50% 12/20/43	2,508,293	2,699,699
4.50% 1/20/44	2,125,895	2,288,092
4.50% 4/20/45	1,751,754	1,885,406
5.00% 4/20/43	1,875,965	2,088,993

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA
3.00% 10/1/45	4,250,000	$4,336,910
3.50% 10/1/45	10,000,000	10,477,732
4.00% 10/1/45	2,000,000	2,130,821

Total Agency Mortgage-Backed Securities (Cost $763,537,538)		779,250,428

AGENCY OBLIGATIONS–2.88%
Fannie Mae
0.75% 4/20/17	3,000,000	3,004,362
0.875% 10/26/17	750,000	752,404
0.875% 12/20/17	500,000	501,377
0.875% 2/8/18	1,000,000	1,001,761
0.875% 5/21/18	1,750,000	1,749,403
0.90% 11/7/17	750,000	749,867
1.00% 8/21/17	100,000	100,047
1.00% 10/11/17	2,000,000	2,000,488
1.00% 5/21/18	100,000	99,709
1.125% 7/20/18	4,000,000	4,020,832
1.25% 1/30/17	6,500,000	6,562,933
1.70% 10/4/19	125,000	125,358
1.75% 1/30/19	1,100,000	1,122,537
1.75% 9/12/19	1,000,000	1,018,326
1.875% 9/18/18	1,000,000	1,025,842
2.625% 9/6/24	2,085,000	2,137,698
3.40% 9/27/32	250,000	241,511
4.875% 12/15/16	500,000	528,369
5.00% 2/13/17	1,000,000	1,060,767
5.00% 5/11/17	500,000	535,156
5.375% 6/12/17	600,000	647,783
5.625% 7/15/37	100,000	136,444
6.00% 4/18/36	100,000	102,976
6.25% 5/15/29	500,000	694,603
6.625% 11/15/30	300,000	433,832
7.125% 1/15/30	500,000	750,384
7.25% 5/15/30	500,000	756,107
8.95% 2/12/18	1,000,000	1,188,827
Federal Farm Credit Banks
1.10% 6/1/18	1,000,000	1,003,861
2.50% 6/20/22	125,000	125,032
4.875% 1/17/17	300,000	316,938
Federal Home Loan Banks
0.75% 8/28/17	5,000,000	5,005,785
0.875% 5/24/17	500,000	502,361
1.20% 11/21/18	750,000	750,157
1.83% 7/29/20	1,000,000	1,015,854
2.25% 9/8/17	500,000	515,047
4.125% 3/13/20	400,000	446,722
4.625% 9/11/20	1,000,000	1,146,197
4.875% 5/17/17	200,000	213,747
5.00% 11/17/17	1,700,000	1,851,162
5.375% 5/15/19	1,000,000	1,145,141
5.50% 7/15/36	300,000	397,496

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage
0.50% 1/27/17	6,000,000	$6,000,030
0.75% 1/12/18	1,000,000	999,388
0.875% 10/14/16	1,100,000	1,104,713
0.875% 2/22/17	2,000,000	2,009,666
0.875% 3/7/18	1,250,000	1,251,360
1.00% 6/29/17	1,000,000	1,007,083
1.25% 8/1/19	500,000	499,894
1.25% 10/2/19	1,000,000	998,363
1.375% 5/1/20	2,600,000	2,598,778
1.75% 5/30/19	500,000	510,429
2.00% 7/30/19	100,000	102,567
2.375% 1/13/22	4,500,000	4,637,295
3.75% 3/27/19	700,000	762,217
4.875% 6/13/18	1,150,000	1,271,057
5.00% 2/16/17	500,000	530,637
5.00% 4/18/17	1,000,000	1,068,058
5.125% 11/17/17	250,000	272,749
5.50% 8/23/17	500,000	544,873
5.625% 11/23/35	100,000	100,736
6.25% 7/15/32	750,000	1,061,413
6.75% 9/15/29	100,000	146,280
6.75% 3/15/31	300,000	438,259
Financing
9.40% 2/8/18	480,000	574,127
10.70% 10/6/17	150,000	179,432
Tennessee Valley Authority
3.875% 2/15/21	400,000	443,835
4.625% 9/15/60	150,000	164,944
4.65% 6/15/35	500,000	575,239
4.70% 7/15/33	200,000	229,696
4.875% 12/15/16	100,000	105,183
5.25% 9/15/39	1,025,000	1,274,472
5.375% 4/1/56	200,000	248,476
5.50% 7/18/17	100,000	108,530
5.88% 4/1/36	75,000	98,748
6.15% 1/15/38	100,000	138,490
7.125% 5/1/30	100,000	144,016

Total Agency Obligations (Cost $77,468,538)		79,686,236

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.87%
Banc of America Commercial Mortgage Trust
•Series 2007-2 A4 5.784% 4/10/49	400,000	415,046
•Series 2007-3 A4 5.733% 6/10/49	186,538	195,073
Series 2007-5 A4 5.492% 2/10/51	21,286	22,368
Bear Stearns Commercial Mortgage Securities Trust
•Series 2007-PWR16 A4 5.895% 6/11/40	250,000	264,023
•Series 2007-PWR17 A4 5.694% 6/11/50	500,000	528,021
Series 2007-PWR18 A4 5.70% 6/11/50	360,000	379,896

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust (continued)
•Series 2007-TOP28 AM 5.835% 9/11/42	1,075,000	$1,153,274
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.899% 12/10/49	400,000	422,391
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,285,993
Series 2013-GC11 AS 3.422% 4/10/46	770,000	785,182
Series 2013-GC15 A1 1.378% 9/10/46	478,484	479,401
•COBALT Commercial Mortgage Trust Series 2007-C2 A3 5.484% 4/15/47	415,389	435,543
COMM Mortgage Trust
•Series 2007-C9 A4 5.989% 12/10/49	500,000	530,093
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,024,140
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,467,030
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,591,896
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,044,634
¿Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	582,750
Commercial Mortgage Trust Series 2007-GG11 A4 5.736% 12/10/49	99,457	104,410
Credit Suisse Commercial Mortgage Trust
•Series 2007-C3 A4 5.889% 6/15/39	165,073	172,529
•Series 2008-C1 A3 6.27% 2/15/41	200,000	213,851
Fannie Mae-Aces
•Series 2014-M1 ASQ2 2.323% 11/25/18	3,000,000	3,081,294
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,386,901
Series 2015-M1 A2 2.532% 9/25/24	500,000	498,487
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K006 A1 3.398% 7/25/19	1,175,351	1,224,694
¿Series K010 A1 3.32% 7/25/20	505,386	525,440
¿Series K025 A1 1.875% 4/25/22	1,421,451	1,440,777
¿Series K026 A2 2.51% 11/25/22	1,000,000	1,011,844
¿Series K030 A1 2.779% 9/25/22	1,339,239	1,398,021
•¿Series K030 A2 3.25% 4/25/23	6,000,000	6,347,910
GE Commercial Mortgage Series 2007-C1 A4 5.543% 12/10/49	725,000	751,299
GS Mortgage Securities Trust
•Series 2007-GG10 A4 5.988% 8/10/45	448,467	472,983
Series 2013-GC12-A3 2.86% 6/10/46	1,500,000	1,509,991
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,526,051
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,633,482
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,019,740
LB-UBS Commercial Mortgage Trust
•Series 2007-C6 A4 5.858% 7/15/40	471,567	491,576

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust (continued)
•Series 2007-C7 A3 5.866% 9/15/45	690,702	$743,872
•Series 2008-C1 A2 6.269% 4/15/41	323,514	349,149
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 6.032% 6/12/50	255,000	265,904
Series 2008-C1 A4 5.69% 2/12/51	644,153	685,960
ML-CFC Commercial Mortgage Trust
Series 2007-5 A4 5.378% 8/12/48	291,276	302,103
•Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,129,661
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	738,267
Series 2013-C11 A2 3.085% 8/15/46	750,000	779,177
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,044,366
Morgan Stanley Capital I Trust
•Series 2007-IQ15 A4 6.114% 6/11/49	211,490	224,000
Series 2007-IQ16 A4 5.809% 12/12/49	1,400,845	1,489,954
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,054,030
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 AM 5.339% 11/15/48	750,000	777,371
•Series 2007-C32 A3 5.901% 6/15/49	200,000	209,639
•Series 2007-C33 A5 6.15% 2/15/51	500,000	536,519
Series 2007-C34 A3 5.678% 5/15/46	486,913	514,115
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.435% 7/15/46	400,000	418,565
Series 2015-C30 3.664% 9/15/58	1,000,000	1,039,858
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	956,581
•Series 2013-C15 C 4.63% 8/15/46	1,000,000	1,019,431

Total Commercial Mortgage-Backed Securities (Cost $50,039,921)		51,696,556

CORPORATE BONDS–25.22%
Aerospace & Defense–0.36%
Boeing
2.50% 3/1/25	50,000	48,147
3.30% 3/1/35	100,000	92,411
3.50% 3/1/45	25,000	22,561
4.875% 2/15/20	200,000	225,192
6.00% 3/15/19	100,000	113,547
6.125% 2/15/33	50,000	64,081
6.875% 3/15/39	100,000	138,502
Boeing Capital 4.70% 10/27/19	300,000	334,631
Embraer 5.15% 6/15/22	50,000	47,625
Embraer Netherlands Finance 5.05% 6/15/25	125,000	115,969
General Dynamics
1.00% 11/15/17	100,000	99,539
2.25% 11/15/22	250,000	240,010
Honeywell International
3.35% 12/1/23	200,000	208,595

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Honeywell International (continued)
4.25% 3/1/21	50,000	$55,685
5.00% 2/15/19	100,000	111,089
5.30% 3/1/18	100,000	109,515
5.375% 3/1/41	65,000	77,546
5.70% 3/15/36	150,000	183,537
5.70% 3/15/37	100,000	122,110
L-3 Communications
3.95% 11/15/16	100,000	102,555
3.95% 5/28/24	450,000	432,171
4.75% 7/15/20	100,000	104,752
4.95% 2/15/21	100,000	106,215
Lockheed Martin
2.90% 3/1/25	300,000	291,239
3.35% 9/15/21	100,000	103,759
3.60% 3/1/35	150,000	138,120
4.07% 12/15/42	279,000	265,093
4.25% 11/15/19	200,000	218,161
4.85% 9/15/41	100,000	104,888
Northrop Grumman
1.75% 6/1/18	150,000	149,635
3.25% 8/1/23	350,000	349,882
3.50% 3/15/21	100,000	103,676
5.05% 11/15/40	100,000	107,006
Northrop Grumman Systems 7.75% 2/15/31	150,000	199,306
Precision Castparts
1.25% 1/15/18	200,000	199,131
2.50% 1/15/23	200,000	193,608
3.25% 6/15/25	100,000	100,249
3.90% 1/15/43	50,000	46,844
4.20% 6/15/35	100,000	100,571
4.375% 6/15/45	100,000	100,354
Raytheon
2.50% 12/15/22	125,000	122,163
3.125% 10/15/20	200,000	209,694
4.40% 2/15/20	100,000	109,595
4.70% 12/15/41	200,000	215,438
6.40% 12/15/18	50,000	57,444
7.20% 8/15/27	100,000	135,705
Rockwell Collins
3.70% 12/15/23	150,000	157,444
4.80% 12/15/43	100,000	109,088
5.25% 7/15/19	50,000	55,932
United Technologies
f1.778% 5/4/18	250,000	249,675
1.80% 6/1/17	150,000	151,839
3.10% 6/1/22	409,000	415,833
4.15% 5/15/45	250,000	243,186
4.50% 4/15/20	210,000	232,383
4.50% 6/1/42	400,000	408,268
5.375% 12/15/17	150,000	163,213

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
5.40% 5/1/35	200,000	$225,290
6.05% 6/1/36	150,000	185,050
6.125% 2/1/19	250,000	283,867
6.125% 7/15/38	200,000	246,859

		9,905,473

Air Freight & Logistics–0.08%
FedEx
2.625% 8/1/22	55,000	53,830
3.20% 2/1/25	200,000	194,402
3.875% 8/1/42	100,000	87,947
4.00% 1/15/24	120,000	125,205
4.10% 4/15/43	100,000	91,908
4.10% 2/1/45	200,000	181,904
4.90% 1/15/34	60,000	62,678
8.00% 1/15/19	100,000	119,468
Hunt (J.B.) Transport Services 3.85% 3/15/24	150,000	154,646
United Parcel Service
2.45% 10/1/22	125,000	122,810
3.125% 1/15/21	350,000	365,172
3.625% 10/1/42	75,000	71,559
4.875% 11/15/40	55,000	62,059
5.125% 4/1/19	200,000	224,161
6.20% 1/15/38	255,000	330,406

		2,248,155

Airlines–0.09%
¿American Airlines 2013-2 Pass Through Trust Class A 4.95% 1/15/23	347,132	370,997
American Airlines 2015-1 Pass Through Trust
¿Class A 3.375% 5/1/27	100,000	98,175
¿Class B 3.70% 5/1/23	700,000	688,625
Continental Airlines Pass Through Trust
¿Series 2010-1 Class A 4.75% 1/12/21	76,807	80,743
¿Series 2012-1 Class A 4.15% 4/11/24	225,391	231,025
Delta Air Lines Pass Through Trust
¿Series 2009-1 Class A 7.75% 12/17/19	51,761	59,072
¿Series 2010-1 Class A 6.20% 7/2/18	57,314	61,971
¿Series 2010-2 Class A 4.95% 5/23/19	63,064	66,533
¿Series 2015-1 Class AA 3.625% 7/30/27	95,000	95,831
¿Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	37,362	36,801
Southwest Airlines
2.75% 11/6/19	50,000	50,998
5.125% 3/1/17	100,000	105,213
¿Spirit Airlines Pass Through Trust 4.10% 4/1/28	25,000	25,219

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
¿United Airlines 2014-2 Pass Through Trust Series 2014-2 Class A 3.75% 9/3/26	200,000	$200,750
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	43,106	47,632
¿Series 2012-2 Class A 4.625% 6/3/25	86,562	89,553
¿Series 2013-1 Class A 3.95% 11/15/25	93,705	94,061

		2,403,199

Auto Components–0.05%
Delphi 5.00% 2/15/23	300,000	311,250
Johnson Controls
1.40% 11/2/17	500,000	497,219
3.625% 7/2/24	107,000	104,266
4.25% 3/1/21	60,000	63,505
4.95% 7/2/64	94,000	83,720
5.00% 3/30/20	100,000	109,769
5.70% 3/1/41	70,000	75,866
Magna International 3.625% 6/15/24	200,000	194,570

		1,440,165

Automobiles–0.11%
Daimler Finance North America 8.50% 1/18/31	200,000	284,346
Ford Motor
4.75% 1/15/43	400,000	376,611
7.45% 7/16/31	650,000	809,450
General Motors 6.25% 10/2/43	600,000	640,378
General Motors Financial 4.75% 8/15/17	700,000	726,919
Harley-Davidson
3.50% 7/28/25	50,000	50,631
4.625% 7/28/45	50,000	50,886

		2,939,221

Beverages–0.47%
Anheuser-Busch 6.45% 9/1/37	100,000	122,050
Anheuser-Busch InBev Finance
1.125% 1/27/17	250,000	250,690
1.25% 1/17/18	250,000	247,926
2.625% 1/17/23	450,000	428,121
4.00% 1/17/43	100,000	88,374
4.625% 2/1/44	550,000	537,428
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	500,000	499,987
2.50% 7/15/22	450,000	430,996
3.75% 7/15/42	136,000	117,037
4.375% 2/15/21	30,000	32,738
5.375% 1/15/20	400,000	447,031
6.375% 1/15/40	200,000	237,696
7.75% 1/15/19	500,000	587,817
8.20% 1/15/39	200,000	281,838
Beam Suntory 1.75% 6/15/18	250,000	249,101

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Bottling Group 5.125% 1/15/19	200,000	$221,119
Brown-Forman
1.00% 1/15/18	250,000	244,843
3.75% 1/15/43	125,000	115,452
Coca-Cola
1.65% 3/14/18	250,000	251,827
1.65% 11/1/18	500,000	505,178
2.45% 11/1/20	500,000	508,892
2.50% 4/1/23	250,000	245,102
3.15% 11/15/20	170,000	178,234
3.30% 9/1/21	250,000	262,507
Coca-Cola Enterprises
3.50% 9/15/20	100,000	105,301
4.50% 9/1/21	200,000	220,026
Coca-Cola Femsa
2.375% 11/26/18	200,000	201,980
3.875% 11/26/23	200,000	207,002
Diageo Capital
1.50% 5/11/17	125,000	125,403
2.625% 4/29/23	350,000	337,800
3.875% 4/29/43	30,000	27,787
4.828% 7/15/20	100,000	111,175
5.75% 10/23/17	100,000	108,685
5.875% 9/30/36	100,000	118,573
Diageo Investment 8.00% 9/15/22	100,000	129,596
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	65,009
6.82% 5/1/18	100,000	112,344
Fomento Economico Mexicano
2.875% 5/10/23	150,000	140,699
4.375% 5/10/43	200,000	180,028
Molson Coors Brewing 5.00% 5/1/42	250,000	221,199
PepsiCo
1.25% 8/13/17	100,000	100,706
1.25% 4/30/18	500,000	499,765
2.75% 3/1/23	550,000	547,376
3.00% 8/25/21	100,000	103,573
3.125% 11/1/20	250,000	261,961
3.60% 3/1/24	779,000	809,861
3.60% 8/13/42	250,000	224,946
4.00% 3/5/42	100,000	96,682
4.50% 1/15/20	100,000	110,669
4.875% 11/1/40	100,000	109,096
5.00% 6/1/18	150,000	164,256
5.50% 1/15/40	150,000	175,400
7.90% 11/1/18	200,000	236,527

		12,945,409

Biotechnology–0.36%
Amgen
2.125% 5/15/17	250,000	253,279

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
2.125% 5/1/20	200,000	$197,603
2.20% 5/22/19	650,000	653,240
2.50% 11/15/16	100,000	101,564
2.70% 5/1/22	100,000	98,209
3.125% 5/1/25	200,000	191,891
3.625% 5/15/22	100,000	102,281
3.625% 5/22/24	150,000	150,710
3.875% 11/15/21	200,000	211,021
4.10% 6/15/21	100,000	106,314
4.40% 5/1/45	300,000	276,543
4.50% 3/15/20	150,000	162,935
5.15% 11/15/41	250,000	257,858
5.65% 6/15/42	200,000	224,701
5.75% 3/15/40	200,000	222,126
6.15% 6/1/18	250,000	278,854
6.375% 6/1/37	100,000	118,893
6.40% 2/1/39	50,000	59,502
6.90% 6/1/38	150,000	188,957
Biogen
2.90% 9/15/20	250,000	252,819
3.625% 9/15/22	145,000	146,366
4.05% 9/15/25	145,000	146,769
5.20% 9/15/45	255,000	258,279
6.875% 3/1/18	100,000	112,088
Celgene
2.125% 8/15/18	110,000	110,948
2.30% 8/15/18	143,000	144,851
2.875% 8/15/20	200,000	202,042
3.25% 8/15/22	250,000	250,777
3.55% 8/15/22	300,000	304,990
3.625% 5/15/24	200,000	199,498
3.875% 8/15/25	200,000	200,444
3.95% 10/15/20	100,000	106,595
4.00% 8/15/23	100,000	102,997
4.625% 5/15/44	300,000	285,733
5.00% 8/15/45	110,000	109,529
Genzyme 5.00% 6/15/20	100,000	112,555
Gilead Sciences
1.85% 9/4/18	115,000	115,852
2.55% 9/1/20	350,000	352,430
3.25% 9/1/22	125,000	126,094
3.50% 2/1/25	670,000	675,542
3.65% 3/1/26	300,000	301,778
4.40% 12/1/21	200,000	216,898
4.50% 4/1/21	100,000	108,840
4.50% 2/1/45	80,000	77,068
4.60% 9/1/35	200,000	200,555
4.75% 3/1/46	250,000	251,754
4.80% 4/1/44	400,000	403,261

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
5.65% 12/1/41	250,000	$282,860

		10,016,693

Building Products–0.02%
CRH America 8.125% 7/15/18	125,000	145,472
Fortune Brands Home & Security
3.00% 6/15/20	50,000	50,429
4.00% 6/15/25	50,000	50,480
Martin Marietta Materials 4.25% 7/2/24	55,000	55,326
Owens Corning
4.20% 12/15/22	212,000	215,105
7.00% 12/1/36	100,000	117,475

		634,287

Capital Markets–2.33%
Affiliated Managers Group 4.25% 2/15/24	100,000	101,869
Ameriprise Financial
5.30% 3/15/20	200,000	225,789
7.30% 6/28/19	200,000	236,704
Apollo Investment 5.25% 3/3/25	50,000	50,110
Ares Capital
3.875% 1/15/20	30,000	30,920
4.875% 11/30/18	100,000	103,389
Bank of New York Mellon
1.30% 1/25/18	600,000	598,880
f1.969% 6/20/17	250,000	253,357
2.10% 8/1/18	500,000	505,897
2.10% 1/15/19	200,000	201,881
2.15% 2/24/20	150,000	150,231
2.30% 9/11/19	500,000	505,239
2.60% 8/17/20	100,000	101,540
3.00% 2/24/25	100,000	98,418
3.55% 9/23/21	200,000	210,301
3.95% 11/18/25	100,000	105,573
4.15% 2/1/21	100,000	108,599
5.45% 5/15/19	100,000	111,321
Barclays
2.75% 11/8/19	1,000,000	1,007,626
2.875% 6/8/20	500,000	500,715
5.25% 8/17/45	200,000	202,337
Bear Stearns
4.65% 7/2/18	500,000	535,089
5.55% 1/22/17	300,000	315,158
7.25% 2/1/18	300,000	335,972
BlackRock
3.375% 6/1/22	150,000	155,252
5.00% 12/10/19	100,000	112,094
6.25% 9/15/17	100,000	109,523
Deutsche Bank
1.40% 2/13/17	700,000	698,852

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Deutsche Bank (continued)
2.95% 8/20/20	150,000	$150,838
3.70% 5/30/24	490,000	487,346
•4.296% 5/24/28	200,000	190,795
4.50% 4/1/25	200,000	194,144
6.00% 9/1/17	500,000	539,103
Export-Import Bank of Korea
2.375% 8/12/19	800,000	804,442
2.875% 1/21/25	500,000	489,177
3.75% 10/20/16	200,000	205,280
4.00% 1/11/17	100,000	103,229
4.00% 1/29/21	100,000	107,898
5.00% 4/11/22	250,000	280,848
5.125% 6/29/20	100,000	112,168
Franklin Resources
2.85% 3/30/25	100,000	96,420
4.625% 5/20/20	100,000	111,230
FS Investment
4.00% 7/15/19	100,000	101,433
4.75% 5/15/22	50,000	49,369
Goldman Sachs Group
2.375% 1/22/18	500,000	506,700
2.55% 10/23/19	750,000	755,297
2.75% 9/15/20	125,000	125,722
2.90% 7/19/18	500,000	513,182
3.625% 1/22/23	450,000	456,302
3.75% 5/22/25	750,000	752,441
3.85% 7/8/24	400,000	408,198
5.15% 5/22/45	160,000	157,639
5.25% 7/27/21	400,000	446,435
5.375% 3/15/20	200,000	223,230
5.625% 1/15/17	500,000	525,279
5.75% 10/1/16	700,000	732,012
5.75% 1/24/22	750,000	861,460
5.95% 1/18/18	700,000	765,003
5.95% 1/15/27	200,000	228,275
6.00% 6/15/20	500,000	574,981
6.125% 2/15/33	250,000	299,497
6.15% 4/1/18	500,000	550,866
6.25% 9/1/17	300,000	326,110
6.25% 2/1/41	255,000	308,126
6.45% 5/1/36	600,000	702,561
6.75% 10/1/37	800,000	957,275
7.50% 2/15/19	825,000	964,701
Invesco Finance 4.00% 1/30/24	500,000	525,153
Janus Capital Group 4.875% 8/1/25	150,000	154,109
Jefferies Group
5.125% 1/20/23	150,000	150,523
6.25% 1/15/36	100,000	94,836
8.50% 7/15/19	200,000	237,225
KFW
^0.419% 4/18/36	200,000	107,726

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
KFW (continued)
^0.43% 6/29/37	500,000	$258,201
0.75% 3/17/17	1,000,000	1,001,659
0.875% 9/5/17	350,000	350,523
1.00% 1/26/18	1,000,000	1,002,424
1.00% 6/11/18	1,000,000	1,000,289
1.25% 2/15/17	750,000	756,656
2.00% 10/4/22	700,000	704,078
2.00% 5/2/25	1,200,000	1,177,753
2.125% 1/17/23	1,000,000	1,013,369
2.50% 11/20/24	1,000,000	1,029,259
2.625% 1/25/22	400,000	419,823
2.75% 9/8/20	2,500,000	2,646,495
4.00% 1/27/20	750,000	830,588
4.375% 3/15/18	350,000	379,163
4.50% 7/16/18	800,000	875,730
4.875% 1/17/17	500,000	527,320
4.875% 6/17/19	500,000	564,451
Korea Development Bank
2.25% 8/7/17	250,000	253,176
3.00% 3/17/19	500,000	516,919
3.50% 8/22/17	250,000	258,859
3.875% 5/4/17	200,000	207,465
Landwirtschaftliche Rentenbank
1.00% 4/4/18	500,000	500,653
1.375% 10/23/19	300,000	300,135
1.75% 4/15/19	1,125,000	1,144,599
2.375% 9/13/17	300,000	309,108
5.125% 2/1/17	400,000	423,645
Lazard Group
3.75% 2/13/25	100,000	95,604
4.25% 11/14/20	106,000	112,410
Legg Mason 5.625% 1/15/44	100,000	103,870
Lloyds Bank
2.00% 8/17/18	200,000	200,854
2.30% 11/27/18	250,000	253,065
2.70% 8/17/20	200,000	203,100
3.50% 5/14/25	200,000	198,219
4.20% 3/28/17	500,000	520,555
6.375% 1/21/21	300,000	358,075
Morgan Stanley
1.875% 1/5/18	600,000	601,747
2.125% 4/25/18	700,000	704,384
2.50% 1/24/19	250,000	253,533
3.70% 10/23/24	1,125,000	1,131,662
3.75% 2/25/23	500,000	512,611
3.95% 4/23/27	300,000	289,584
4.00% 7/23/25	200,000	204,646
4.10% 5/22/23	350,000	354,817
4.30% 1/27/45	500,000	476,347
4.35% 9/8/26	300,000	302,196
4.75% 3/22/17	700,000	733,461

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley (continued)
4.875% 11/1/22	250,000	$266,756
5.00% 11/24/25	175,000	186,436
5.45% 1/9/17	800,000	840,426
5.50% 1/26/20	200,000	223,731
5.50% 7/28/21	300,000	339,292
5.55% 4/27/17	350,000	371,499
5.625% 9/23/19	350,000	391,215
5.75% 10/18/16	200,000	209,338
5.75% 1/25/21	650,000	741,824
5.95% 12/28/17	300,000	327,031
6.25% 8/9/26	100,000	120,328
6.375% 7/24/42	850,000	1,046,604
6.625% 4/1/18	500,000	556,961
7.25% 4/1/32	100,000	132,655
7.30% 5/13/19	300,000	350,459
fMurray Street Investment Trust I 4.647% 3/9/17	300,000	312,935
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	102,872
Nomura Holdings
2.75% 3/19/19	350,000	355,801
6.70% 3/4/20	83,000	97,760
Northern Trust
3.45% 11/4/20	100,000	105,662
3.95% 10/30/25	250,000	262,157
6.50% 8/15/18	850,000	963,166
Oesterreichische Kontrollbank
0.75% 12/15/16	500,000	501,074
1.125% 5/29/18	350,000	350,674
1.375% 2/10/20	300,000	298,774
PennantPark Investment 4.50% 10/1/19	150,000	151,921
Prospect Capital 5.00% 7/15/19	200,000	207,644
Raymond James Financial 8.60% 8/15/19	200,000	244,393
Schwab (Charles)
1.50% 3/10/18	50,000	50,065
3.00% 3/10/25	100,000	98,584
3.225% 9/1/22	100,000	102,868
4.45% 7/22/20	100,000	110,385
TD Ameritrade Holding 2.95% 4/1/22	250,000	251,975
UBS
1.375% 6/1/17	500,000	499,163
1.375% 8/14/17	500,000	498,637
4.875% 8/4/20	595,000	660,847
5.75% 4/25/18	350,000	383,880
5.875% 12/20/17	475,000	517,356

		64,403,448

Chemicals–0.50%
Agrium
3.15% 10/1/22	100,000	98,285

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Agrium (continued)
4.125% 3/15/35	500,000	$442,919
6.125% 1/15/41	245,000	277,936
6.75% 1/15/19	100,000	113,876
Air Products & Chemicals
3.35% 7/31/24	250,000	252,645
4.375% 8/21/19	50,000	54,293
Airgas
2.90% 11/15/22	150,000	144,492
3.05% 8/1/20	100,000	101,653
Albemarle 5.45% 12/1/44	500,000	508,512
Cabot 5.00% 10/1/16	50,000	51,764
CF Industries
3.45% 6/1/23	38,000	36,228
4.95% 6/1/43	38,000	35,023
5.15% 3/15/34	450,000	434,764
7.125% 5/1/20	200,000	235,338
Cytec Industries 3.95% 5/1/25	100,000	98,569
Dow Chemical
3.00% 11/15/22	150,000	145,227
4.25% 11/15/20	700,000	752,156
4.375% 11/15/42	400,000	350,336
5.25% 11/15/41	100,000	98,679
7.375% 11/1/29	125,000	159,496
8.55% 5/15/19	355,000	429,490
9.40% 5/15/39	100,000	147,154
duPont (E.I.) deNemours
2.80% 2/15/23	300,000	290,684
3.625% 1/15/21	100,000	106,815
4.15% 2/15/43	100,000	94,500
4.25% 4/1/21	150,000	164,054
5.25% 12/15/16	25,000	26,340
5.75% 3/15/19	100,000	112,564
6.00% 7/15/18	400,000	445,548
6.50% 1/15/28	150,000	188,255
Eastman Chemical
3.60% 8/15/22	225,000	226,690
3.80% 3/15/25	100,000	97,809
4.65% 10/15/44	70,000	64,218
4.80% 9/1/42	250,000	242,381
5.50% 11/15/19	100,000	111,800
Ecolab
2.25% 1/12/20	200,000	200,525
3.00% 12/8/16	250,000	254,880
4.35% 12/8/21	200,000	216,719
FMC
3.95% 2/1/22	100,000	101,160
4.10% 2/1/24	100,000	100,997
International Flavors & Fragrances 3.20% 5/1/23	50,000	49,486
Lubrizol 8.875% 2/1/19	150,000	183,532

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance 4.00% 7/15/23	200,000	$201,263
LyondellBasell Industries
5.00% 4/15/19	500,000	539,510
6.00% 11/15/21	350,000	396,027
Methanex 5.65% 12/1/44	200,000	186,186
Monsanto
2.125% 7/15/19	400,000	401,864
2.20% 7/15/22	100,000	92,728
3.60% 7/15/42	125,000	100,607
4.70% 7/15/64	250,000	216,074
5.125% 4/15/18	25,000	27,146
5.875% 4/15/38	50,000	56,026
Mosaic
4.25% 11/15/23	125,000	126,964
5.45% 11/15/33	104,000	109,885
5.625% 11/15/43	200,000	211,465
NewMarket 4.10% 12/15/22	50,000	51,294
Potash of Saskatchewan
3.00% 4/1/25	300,000	275,735
3.625% 3/15/24	200,000	198,774
4.875% 3/30/20	10,000	11,018
6.50% 5/15/19	145,000	165,186
PPG Industries
2.30% 11/15/19	100,000	100,916
3.60% 11/15/20	100,000	105,223
Praxair
1.05% 11/7/17	175,000	174,676
1.25% 11/7/18	100,000	99,107
2.20% 8/15/22	100,000	95,602
2.25% 9/24/20	250,000	251,043
2.70% 2/21/23	100,000	98,408
4.05% 3/15/21	100,000	108,355
4.50% 8/15/19	100,000	109,017
Rohm & Haas 7.85% 7/15/29	150,000	197,792
RPM International
5.25% 6/1/45	100,000	95,529
6.125% 10/15/19	100,000	112,077
Sherwin-Williams 1.35% 12/15/17	200,000	199,340
Syngenta Finance 3.125% 3/28/22	100,000	97,931
Valspar
3.95% 1/15/26	250,000	255,784
7.25% 6/15/19	50,000	57,947
Westlake Chemical 3.60% 7/15/22	50,000	49,810

		13,824,101

Commercial Banks–2.48%
Abbey National Treasury Services
2.00% 8/24/18	533,000	535,510
2.35% 9/10/19	335,000	339,384
3.05% 8/23/18	250,000	258,158
American Express Bank 6.00% 9/13/17	250,000	271,088

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
American Express Centurion Bank
5.95% 6/12/17	100,000	$107,433
6.00% 9/13/17	100,000	108,435
Australia & New Zealand Banking Group
1.25% 6/13/17	350,000	349,617
1.45% 5/15/18	250,000	248,768
Banco do Brasil 3.875% 10/10/22	300,000	232,875
Bancolombia 5.95% 6/3/21	200,000	210,250
Bank of America North America
1.125% 11/14/16	300,000	299,877
1.25% 2/14/17	650,000	650,579
5.30% 3/15/17	650,000	682,961
6.00% 10/15/36	400,000	481,469
Bank of Montreal
1.45% 4/9/18	500,000	497,463
2.50% 1/11/17	300,000	305,515
2.55% 11/6/22	300,000	295,209
Bank of Nova Scotia
1.10% 12/13/16	400,000	400,857
1.25% 4/11/17	200,000	199,999
1.375% 12/18/17	150,000	149,827
1.45% 4/25/18	250,000	248,801
1.85% 4/14/20	500,000	498,911
2.55% 1/12/17	300,000	305,404
2.80% 7/21/21	550,000	556,221
Bank One 8.00% 4/29/27	100,000	133,054
Barclays Bank
3.75% 5/15/24	500,000	506,015
5.125% 1/8/20	250,000	279,736
5.14% 10/14/20	200,000	219,307
BB&T
2.05% 6/19/18	350,000	353,654
2.45% 1/15/20	700,000	707,053
4.90% 6/30/17	100,000	105,607
BNP Paribas
1.375% 3/17/17	600,000	600,447
2.375% 9/14/17	250,000	253,885
2.70% 8/20/18	300,000	307,093
3.25% 3/3/23	500,000	504,147
4.25% 10/15/24	200,000	199,154
5.00% 1/15/21	300,000	337,078
BPCE
2.25% 1/27/20	550,000	551,848
2.50% 12/10/18	250,000	254,635
2.50% 7/15/19	250,000	253,428
Branch Banking & Trust
1.35% 10/1/17	250,000	249,967
1.45% 10/3/16	250,000	251,181
2.30% 10/15/18	250,000	253,581
3.625% 9/16/25	250,000	250,513
Canadian Imperial Bank of Commerce 1.55% 1/23/18	200,000	200,507

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Capital One 2.40% 9/5/19	300,000	$298,309
Capital One Financial
2.45% 4/24/19	350,000	349,184
3.20% 2/5/25	150,000	143,488
3.50% 6/15/23	600,000	596,025
4.75% 7/15/21	100,000	109,218
Citizens Financial Group 4.35% 8/1/25	300,000	304,952
Comerica
2.125% 5/23/19	50,000	49,965
3.80% 7/22/26	60,000	59,971
Comerica Bank
4.00% 7/27/25	250,000	253,144
5.75% 11/21/16	100,000	104,929
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	252,768
2.25% 3/13/19	250,000	252,723
2.30% 9/6/19	250,000	251,147
2.50% 9/20/18	800,000	817,310
Compass Bank
3.875% 4/10/25	250,000	233,505
6.40% 10/1/17	100,000	108,079
Cooperatieve Centrale Raiffeisen-Boerenleenbank
1.70% 3/19/18	250,000	250,923
2.25% 1/14/19	300,000	303,084
3.375% 1/19/17	400,000	411,227
3.375% 5/21/25	250,000	245,777
3.875% 2/8/22	250,000	263,669
3.95% 11/9/22	250,000	251,465
4.50% 1/11/21	550,000	607,347
4.625% 12/1/23	350,000	362,230
5.25% 5/24/41	150,000	168,346
5.25% 8/4/45	250,000	253,955
#Corpbanca 144A 3.875% 9/22/19	300,000	303,570
Credit Suisse Group Funding Guernsey
#144A 2.75% 3/26/20	600,000	598,949
#144A 3.80% 9/15/22	400,000	400,149
#144A 4.875% 5/15/45	400,000	393,496
Credit Suisse New York
1.375% 5/26/17	1,000,000	999,332
1.70% 4/27/18	250,000	249,109
2.30% 5/28/19	250,000	251,101
3.625% 9/9/24	700,000	701,958
4.375% 8/5/20	200,000	217,872
5.30% 8/13/19	100,000	111,236
6.00% 2/15/18	500,000	544,863
Discover Bank
2.00% 2/21/18	250,000	248,666
2.60% 11/13/18	455,000	457,238
4.20% 8/8/23	250,000	257,839
Fifth Third Bancorp
2.875% 7/27/20	500,000	504,673

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Fifth Third Bancorp (continued)
3.50% 3/15/22	200,000	$204,137
4.30% 1/16/24	250,000	257,675
5.45% 1/15/17	100,000	104,664
8.25% 3/1/38	100,000	145,585
Fifth Third Bank 1.15% 11/18/16	300,000	300,179
HSBC Bank USA
5.625% 8/15/35	500,000	564,839
5.875% 11/1/34	100,000	116,499
7.00% 1/15/39	100,000	128,704
HSBC Holdings
4.00% 3/30/22	500,000	525,623
4.25% 3/14/24	300,000	298,120
4.25% 8/18/25	500,000	493,681
5.10% 4/5/21	300,000	332,431
5.25% 3/14/44	250,000	254,599
6.10% 1/14/42	200,000	249,470
6.50% 5/2/36	200,000	237,221
6.50% 9/15/37	200,000	235,011
6.80% 6/1/38	200,000	245,456
HSBC USA
1.625% 1/16/18	500,000	498,747
2.00% 8/7/18	150,000	150,301
2.25% 6/23/19	300,000	300,817
2.75% 8/7/20	100,000	100,430
3.50% 6/23/24	800,000	814,570
5.00% 9/27/20	300,000	331,801
Huntington Bancshares 2.60% 8/2/18	250,000	252,791
Huntington National Bank
2.40% 4/1/20	250,000	248,575
2.875% 8/20/20	250,000	252,859
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	510,244
Intesa Sanpaolo
3.875% 1/16/18	300,000	309,209
3.875% 1/15/19	600,000	622,300
JPMorgan Chase Bank 6.00% 10/1/17	950,000	1,026,871
KeyBank
1.65% 2/1/18	250,000	250,283
3.18% 5/22/22	300,000	304,164
KeyCorp
2.90% 9/15/20	195,000	196,684
5.10% 3/24/21	300,000	332,342
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	351,803
2.30% 1/30/19	250,000	252,016
MUFG Union Bank 2.625% 9/26/18	250,000	254,277
National Australia Bank
2.625% 7/23/20	250,000	252,557
3.00% 1/20/23	500,000	500,791
National City 6.875% 5/15/19	100,000	115,373

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Bank
1.15% 11/1/16	269,000	$269,453
1.30% 10/3/16	600,000	601,679
2.30% 6/1/20	250,000	248,557
2.60% 7/21/20	250,000	252,848
2.70% 11/1/22	250,000	241,378
4.20% 11/1/25	1,000,000	1,051,805
6.875% 4/1/18	150,000	167,431
PNC Funding
3.30% 3/8/22	300,000	309,187
5.125% 2/8/20	100,000	112,224
6.70% 6/10/19	150,000	174,679
Regions Bank 2.25% 9/14/18	250,000	251,174
Regions Financial 2.00% 5/15/18	250,000	249,960
Royal Bank of Canada
1.20% 1/23/17	250,000	250,835
1.20% 9/19/17	350,000	350,200
1.25% 6/16/17	450,000	450,690
1.80% 7/30/18	150,000	150,737
2.15% 3/15/19	200,000	202,609
2.15% 3/6/20	250,000	250,875
2.20% 7/27/18	150,000	152,350
2.20% 9/23/19	550,000	559,464
Royal Bank of Scotland 5.625% 8/24/20	150,000	170,692
Royal Bank of Scotland Group
1.875% 3/31/17	200,000	199,581
6.40% 10/21/19	300,000	337,329
Societe Generale 2.75% 10/12/17	150,000	153,040
Sumitomo Mitsui Banking
1.30% 1/10/17	250,000	249,966
1.80% 7/18/17	250,000	250,991
2.45% 1/10/19	300,000	302,267
2.45% 1/16/20	600,000	603,892
2.50% 7/19/18	250,000	254,093
2.65% 7/23/20	400,000	404,340
3.20% 7/18/22	250,000	252,975
SunTrust Bank
1.35% 2/15/17	200,000	199,948
7.25% 3/15/18	200,000	224,361
SunTrust Banks 2.50% 5/1/19	450,000	455,360
SVB Financial Group 5.375% 9/15/20	150,000	167,568
Svenska Handelsbanken
1.625% 3/21/18	250,000	250,407
2.50% 1/25/19	250,000	256,373
Toronto-Dominion Bank
1.125% 5/2/17	250,000	250,459
1.40% 4/30/18	650,000	647,044
2.125% 7/2/19	200,000	201,249
2.25% 11/5/19	250,000	251,735
2.625% 9/10/18	100,000	102,719
U.S. Bancorp
1.65% 5/15/17	550,000	555,047

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
U.S. Bancorp (continued)
1.95% 11/15/18	600,000	$606,526
2.20% 11/15/16	200,000	202,940
2.95% 7/15/22	200,000	199,154
3.00% 3/15/22	150,000	153,681
@3.60% 9/11/24	250,000	254,312
3.70% 1/30/24	250,000	262,006
U.S. Bank 1.375% 9/11/17	250,000	250,807
Wachovia
5.50% 8/1/35	150,000	169,406
5.625% 10/15/16	100,000	104,764
5.75% 2/1/18	600,000	656,767
Wells Fargo
1.15% 6/2/17	250,000	250,175
1.50% 1/16/18	250,000	249,846
2.15% 1/15/19	1,187,000	1,196,917
2.60% 7/22/20	1,050,000	1,061,306
3.30% 9/9/24	250,000	248,388
3.45% 2/13/23	250,000	249,069
3.50% 3/8/22	600,000	620,774
3.90% 5/1/45	510,000	469,871
4.10% 6/3/26	740,000	747,498
4.125% 8/15/23	300,000	312,155
4.30% 7/22/27	750,000	765,413
4.60% 4/1/21	350,000	384,372
4.65% 11/4/44	225,000	222,125
5.375% 11/2/43	775,000	855,459
5.625% 12/11/17	150,000	163,166
Wells Fargo Bank
5.85% 2/1/37	450,000	538,439
6.00% 11/15/17	300,000	327,124
6.60% 1/15/38	450,000	587,997
Wells Fargo Capital X 5.95% 12/15/36	100,000	100,750
Westpac Banking
1.05% 11/25/16	350,000	350,815
1.20% 5/19/17	158,000	158,213
1.50% 12/1/17	150,000	149,966
1.55% 5/25/18	100,000	99,880
1.60% 1/12/18	250,000	250,935
2.00% 8/14/17	250,000	253,139
2.25% 7/30/18	100,000	101,539
2.25% 1/17/19	150,000	152,240
2.30% 5/26/20	100,000	100,651
4.875% 11/19/19	250,000	276,984

		68,618,131

Commercial Services & Supplies–0.10%
Avery Dennison 5.375% 4/15/20	50,000	54,957
CDK Global 3.30% 10/15/19	135,000	135,862
Cintas No. 2 4.30% 6/1/21	60,000	65,491
Dun & Bradstreet 4.00% 6/15/20	150,000	153,349

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Pitney Bowes
4.625% 3/15/24	200,000	$201,917
4.75% 5/15/18	200,000	213,046
Republic Services
3.20% 3/15/25	250,000	243,671
3.80% 5/15/18	100,000	104,998
4.75% 5/15/23	100,000	110,190
5.25% 11/15/21	100,000	112,346
5.50% 9/15/19	299,000	334,280
5.70% 5/15/41	50,000	56,978
Verisk Analytics
4.00% 6/15/25	100,000	99,091
4.125% 9/12/22	100,000	101,684
Waste Management
3.125% 3/1/25	100,000	98,094
3.50% 5/15/24	250,000	254,073
3.90% 3/1/35	550,000	519,946
4.10% 3/1/45	55,000	51,721

		2,911,694

Communications Equipment–0.20%
Cisco Systems
1.10% 3/3/17	570,000	571,997
1.65% 6/15/18	100,000	100,768
2.45% 6/15/20	100,000	101,596
2.90% 3/4/21	615,000	631,788
3.00% 6/15/22	60,000	61,200
3.50% 6/15/25	45,000	46,495
3.625% 3/4/24	100,000	104,947
4.45% 1/15/20	300,000	330,681
4.95% 2/15/19	450,000	496,791
5.50% 1/15/40	200,000	233,677
5.90% 2/15/39	300,000	366,871
Harris
2.70% 4/27/20	30,000	29,716
3.832% 4/27/25	450,000	441,440
4.854% 4/27/35	70,000	67,773
5.054% 4/27/45	70,000	67,817
Juniper Networks
4.60% 3/15/21	100,000	105,504
5.95% 3/15/41	100,000	100,185
Motorola Solutions
3.50% 3/1/23	100,000	90,264
4.00% 9/1/24	250,000	226,010
QUALCOMM
1.40% 5/18/18	196,000	195,332
3.00% 5/20/22	300,000	296,072
3.45% 5/20/25	300,000	283,625
4.65% 5/20/35	200,000	182,893
4.80% 5/20/45	200,000	175,285

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Telefonakaiebolaget LM Ericsson 4.125% 5/15/22	250,000	$261,547

		5,570,274

Computers & Peripherals–0.18%
Cadence Design Systems 4.375% 10/15/24	75,000	76,565
EMC
1.875% 6/1/18	250,000	250,717
2.65% 6/1/20	300,000	303,075
3.375% 6/1/23	250,000	248,003
Hewlett Packard Enterprise
#144A 3.60% 10/15/20	250,000	249,930
#144A 4.90% 10/15/25	450,000	448,763
#144A 6.20% 10/15/35	250,000	249,855
#144A 6.35% 10/15/45	250,000	249,830
Hewlett-Packard
2.60% 9/15/17	425,000	431,509
3.30% 12/9/16	300,000	306,212
4.30% 6/1/21	200,000	209,334
4.375% 9/15/21	150,000	156,970
4.65% 12/9/21	350,000	371,663
5.50% 3/1/18	200,000	217,508
6.00% 9/15/41	305,000	300,802
Lexmark International 5.125% 3/15/20	100,000	104,546
NetApp 3.375% 6/15/21	150,000	148,032
Seagate HDD Cayman 3.75% 11/15/18	600,000	614,270

		4,937,584

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	247,981
4.375% 5/8/42	187,000	184,433
Fluor 3.50% 12/15/24	100,000	101,769
Leucadia National 5.50% 10/18/23	200,000	201,755

		735,938

Consumer Finance–0.67%
American Express
1.55% 5/22/18	250,000	248,746
2.65% 12/2/22	115,000	112,178
4.05% 12/3/42	135,000	129,376
6.15% 8/28/17	300,000	325,644
7.00% 3/19/18	100,000	112,414
8.125% 5/20/19	100,000	121,069
American Express Credit
1.80% 7/31/18	150,000	150,014
2.125% 7/27/18	500,000	504,646
2.25% 8/15/19	200,000	200,811
2.375% 3/24/17	550,000	558,761
2.60% 9/14/20	200,000	201,048
American Honda Finance
0.95% 5/5/17	350,000	349,446

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Honda Finance (continued)
1.20% 7/14/17	200,000	$199,918
1.55% 12/11/17	200,000	201,220
1.60% 7/13/18	200,000	199,909
2.125% 10/10/18	200,000	202,337
2.45% 9/24/20	150,000	150,013
Capital One Bank USA
2.15% 11/21/18	400,000	400,107
2.25% 2/13/19	500,000	498,623
8.80% 7/15/19	200,000	241,988
Caterpillar Financial Services
1.00% 11/25/16	1,000,000	1,003,265
1.00% 3/3/17	100,000	99,999
1.70% 6/16/18	100,000	100,427
2.45% 9/6/18	250,000	256,307
3.30% 6/9/24	150,000	148,605
7.15% 2/15/19	200,000	233,596
Discover Financial Services
3.75% 3/4/25	100,000	97,035
3.95% 11/6/24	100,000	98,602
5.20% 4/27/22	100,000	106,830
Ford Motor Credit
1.724% 12/6/17	550,000	546,606
2.24% 6/15/18	245,000	244,445
2.375% 1/16/18	250,000	250,418
2.375% 3/12/19	200,000	198,574
2.459% 3/27/20	200,000	196,043
3.00% 6/12/17	250,000	254,067
3.157% 8/4/20	300,000	299,989
3.664% 9/8/24	250,000	243,091
4.134% 8/4/25	300,000	299,239
5.00% 5/15/18	500,000	532,120
5.75% 2/1/21	200,000	224,929
5.875% 8/2/21	750,000	850,063
General Motors Financial
3.15% 1/15/20	800,000	793,955
3.20% 7/13/20	200,000	197,523
4.00% 1/15/25	600,000	569,282
4.30% 7/13/25	100,000	96,932
HSBC Finance 6.676% 1/15/21	323,000	378,347
John Deere Capital
1.05% 10/11/16	600,000	602,110
1.05% 12/15/16	150,000	150,323
1.60% 7/13/18	50,000	50,089
1.70% 1/15/20	350,000	345,616
2.25% 4/17/19	200,000	203,362
2.30% 9/16/19	500,000	506,996
2.80% 3/4/21	200,000	203,172
5.50% 4/13/17	150,000	160,238
PACCAR Financial
1.40% 5/18/18	125,000	124,736

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
PACCAR Financial (continued)
1.60% 3/15/17	100,000	$100,943
1.75% 8/14/18	35,000	35,187
2.50% 8/14/20	50,000	50,695
Toyota Motor Credit
1.25% 10/5/17	250,000	250,383
1.75% 5/22/17	550,000	555,948
2.10% 1/17/19	350,000	354,165
2.125% 7/18/19	200,000	200,766
2.75% 5/17/21	250,000	254,761
3.30% 1/12/22	400,000	414,342
3.40% 9/15/21	600,000	624,975

		18,617,364

Containers & Packaging–0.04%
Bemis
4.50% 10/15/21	300,000	320,156
6.80% 8/1/19	10,000	11,538
Packaging Corporation of America
3.90% 6/15/22	50,000	51,183
4.50% 11/1/23	150,000	156,891
Rock-Tenn 4.90% 3/1/22	200,000	217,319
Sonoco Products
4.375% 11/1/21	100,000	106,736
5.75% 11/1/40	100,000	111,585

		975,408

Diversified Consumer Services–0.07%
Block Financial 4.125% 10/1/20	250,000	250,284
Board of Trustees of the Leland Stanford Junior University
3.46% 5/1/47	75,000	70,126
4.75% 5/1/19	250,000	276,886
California Institute of Technology 4.321% 8/1/45	60,000	62,449
Cornell University 5.45% 2/1/19	200,000	224,640
George Washington University 4.30% 9/15/44	100,000	96,245
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	253,406
Metropolitan Museum of Art 3.40% 7/1/45	50,000	45,629
Northwestern University
3.688% 12/1/38	70,000	68,984
3.868% 12/1/48	100,000	98,608
President and Fellows of Harvard College 3.619% 10/1/37	72,000	70,626
Princeton University
4.95% 3/1/19	100,000	110,840
5.70% 3/1/39	50,000	64,269
Trustees of Dartmouth College 4.75% 6/1/19	50,000	55,312

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
Vanderbilt University 5.25% 4/1/19	50,000	$55,908
William Marsh Rice University 3.574% 5/15/45	100,000	95,018
Yale University 2.086% 4/15/19	100,000	101,680

		2,000,910

Diversified Financial Services–2.07%
Air Lease
2.625% 9/4/18	100,000	99,938
3.375% 1/15/19	250,000	253,750
3.875% 4/1/21	125,000	126,875
4.25% 9/15/24	300,000	294,750
Bank of America
1.35% 11/21/16	200,000	200,269
1.75% 6/5/18	500,000	499,011
2.00% 1/11/18	500,000	502,126
2.25% 4/21/20	250,000	246,572
2.60% 1/15/19	543,000	548,946
3.30% 1/11/23	1,000,000	993,946
3.875% 3/22/17	250,000	258,366
3.875% 8/1/25	250,000	253,988
3.95% 4/21/25	250,000	243,687
4.00% 4/1/24	475,000	489,799
4.10% 7/24/23	1,350,000	1,404,975
4.25% 10/22/26	1,133,000	1,122,547
5.00% 5/13/21	350,000	386,134
5.00% 1/21/44	650,000	687,147
5.625% 10/14/16	400,000	418,318
5.625% 7/1/20	250,000	282,265
5.65% 5/1/18	500,000	545,883
5.75% 12/1/17	550,000	594,823
5.875% 1/5/21	250,000	286,635
5.875% 2/7/42	218,000	255,828
6.00% 9/1/17	500,000	539,117
6.11% 1/29/37	200,000	230,770
6.40% 8/28/17	200,000	217,135
6.875% 4/25/18	800,000	894,640
6.875% 11/15/18	300,000	342,207
7.625% 6/1/19	300,000	353,366
7.75% 5/14/38	200,000	274,306
BP Capital Markets
1.375% 11/6/17	150,000	149,821
1.375% 5/10/18	150,000	148,993
1.846% 5/5/17	150,000	151,325
2.237% 5/10/19	400,000	403,165
2.241% 9/26/18	400,000	405,692
2.315% 2/13/20	650,000	652,818
2.75% 5/10/23	250,000	240,261
3.245% 5/6/22	200,000	201,464
3.535% 11/4/24	100,000	99,337
3.994% 9/26/23	250,000	259,657
4.742% 3/11/21	500,000	553,544

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BP Capital Markets (continued)
4.75% 3/10/19	300,000	$328,241
Citigroup
1.55% 8/14/17	250,000	250,393
1.70% 4/27/18	700,000	696,796
1.75% 5/1/18	500,000	497,177
1.85% 11/24/17	50,000	50,143
2.15% 7/30/18	170,000	170,960
2.40% 2/18/20	750,000	747,132
2.50% 7/29/19	500,000	503,617
3.375% 3/1/23	200,000	201,284
3.75% 6/16/24	400,000	407,596
3.875% 10/25/23	350,000	361,531
4.05% 7/30/22	107,000	109,239
4.30% 11/20/26	400,000	396,985
4.45% 1/10/17	500,000	520,081
4.50% 1/14/22	730,000	790,642
4.65% 7/30/45	250,000	250,364
5.30% 5/6/44	167,000	174,415
5.375% 8/9/20	200,000	223,471
5.50% 2/15/17	450,000	473,922
5.50% 9/13/25	200,000	217,957
5.875% 2/22/33	200,000	225,465
5.875% 1/30/42	150,000	175,061
6.00% 8/15/17	800,000	862,762
6.00% 10/31/33	100,000	114,540
6.125% 11/21/17	600,000	654,358
6.125% 5/15/18	350,000	387,103
6.125% 8/25/36	200,000	229,992
6.625% 6/15/32	100,000	118,594
6.675% 9/13/43	150,000	184,323
8.125% 7/15/39	350,000	504,920
8.50% 5/22/19	300,000	362,497
CME Group
3.00% 9/15/22	300,000	303,857
5.30% 9/15/43	100,000	113,440
•GE Capital Trust I 6.375% 11/15/67	200,000	215,000
General Electric Capital
1.60% 11/20/17	850,000	861,383
1.625% 4/2/18	250,000	251,404
2.30% 4/27/17	550,000	561,382
2.90% 1/9/17	600,000	615,199
3.10% 1/9/23	600,000	614,077
3.15% 9/7/22	500,000	515,644
4.375% 9/16/20	750,000	827,998
4.65% 10/17/21	500,000	562,843
5.30% 2/11/21	800,000	920,900
5.375% 10/20/16	400,000	418,460
5.50% 1/8/20	100,000	114,505
5.625% 5/1/18	1,050,000	1,162,835
5.875% 1/14/38	950,000	1,187,118

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
6.00% 8/7/19	100,000	$115,716
•6.375% 11/15/67	100,000	107,437
6.75% 3/15/32	780,000	1,057,983
6.875% 1/10/39	700,000	982,052
Intercontinental Exchange 4.00% 10/15/23	200,000	208,479
JPMorgan Chase
1.35% 2/15/17	400,000	400,601
1.625% 5/15/18	250,000	248,547
1.70% 3/1/18	680,000	678,692
1.80% 1/25/18	600,000	600,714
2.00% 8/15/17	450,000	453,936
2.75% 6/23/20	800,000	807,370
3.20% 1/25/23	1,000,000	993,628
3.25% 9/23/22	550,000	550,906
3.375% 5/1/23	200,000	195,776
3.625% 5/13/24	250,000	253,752
3.875% 2/1/24	750,000	775,153
4.125% 12/15/26	1,000,000	998,260
4.25% 10/15/20	750,000	804,473
4.35% 8/15/21	600,000	647,107
4.40% 7/22/20	700,000	756,287
4.50% 1/24/22	350,000	377,951
4.95% 6/1/45	500,000	503,447
5.40% 1/6/42	200,000	225,573
5.50% 10/15/40	100,000	113,446
5.60% 7/15/41	500,000	573,447
6.00% 1/15/18	400,000	437,212
6.30% 4/23/19	200,000	227,514
6.40% 5/15/38	450,000	565,574
Mastercard 3.375% 4/1/24	500,000	511,690
McGraw-Hill Financial 6.55% 11/15/37	400,000	464,227
Moody’s 4.50% 9/1/22	250,000	263,826
MUFG Americas Holdings
1.625% 2/9/18	100,000	99,802
2.25% 2/10/20	100,000	99,769
3.00% 2/10/25	150,000	143,663
Nasdaq
5.25% 1/16/18	60,000	64,613
5.55% 1/15/20	100,000	110,187
National Rural Utilities Cooperative Finance
0.95% 4/24/17	200,000	199,758
1.10% 1/27/17	150,000	150,455
2.35% 6/15/20	300,000	301,135
4.023% 11/1/32	100,000	100,022
•4.75% 4/30/43	100,000	99,400
5.45% 2/1/18	25,000	27,212
8.00% 3/1/32	150,000	209,316
10.375% 11/1/18	100,000	125,044
NYSE Holdings 2.00% 10/5/17	150,000	151,778

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Private Export Funding
1.375% 2/15/17	275,000	$277,679
1.875% 7/15/18	250,000	253,877
2.45% 7/15/24	250,000	245,501
3.25% 6/15/25	250,000	259,913
4.30% 12/15/21	100,000	112,105
Synchrony Financial 1.875% 8/15/17	45,000	45,034
2.70% 2/3/20	500,000	494,843
4.25% 8/15/24	150,000	149,715
4.50% 7/23/25	100,000	100,977
#Washington Prime Group 144A 3.85% 4/1/20	50,000	51,160

		57,325,536

Diversified Telecommunication Services–1.06%
AT&T
1.40% 12/1/17	550,000	547,738
2.375% 11/27/18	600,000	606,833
2.45% 6/30/20	550,000	542,125
2.625% 12/1/22	500,000	476,051
3.00% 2/15/22	400,000	393,128
3.00% 6/30/22	640,000	625,330
3.40% 5/15/25	550,000	526,034
3.875% 8/15/21	30,000	31,198
4.35% 6/15/45	532,000	458,406
4.45% 5/15/21	100,000	106,878
4.50% 5/15/35	220,000	201,894
4.75% 5/15/46	665,000	611,690
4.80% 6/15/44	987,000	915,898
5.35% 9/1/40	638,000	632,384
5.50% 2/1/18	500,000	542,069
5.55% 8/15/41	40,000	40,730
5.80% 2/15/19	150,000	166,921
6.15% 9/15/34	150,000	164,229
6.30% 1/15/38	200,000	220,737
6.40% 5/15/38	5,000	5,518
6.50% 9/1/37	150,000	170,492
6.55% 2/15/39	550,000	623,778
8.25% 11/15/31	360,000	480,821
British Telecommunications
2.35% 2/14/19	300,000	301,425
9.625% 12/15/30	350,000	523,127
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	284,763
8.75% 6/15/30	460,000	659,194
Embarq 7.995% 6/1/36	150,000	155,109
GTE
6.94% 4/15/28	100,000	120,639
8.75% 11/1/21	100,000	128,930
Koninklijke KPN 8.375% 10/1/30	100,000	132,108

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	$100,452
Orange
4.125% 9/14/21	100,000	107,247
5.375% 7/8/19	300,000	334,838
5.375% 1/13/42	100,000	107,196
9.00% 3/1/31	800,000	1,136,698
Qwest
6.75% 12/1/21	650,000	689,406
6.875% 9/15/33	250,000	241,991
Telefonica Emisiones
3.192% 4/27/18	250,000	255,853
5.134% 4/27/20	690,000	761,166
5.462% 2/16/21	140,000	156,614
5.877% 7/15/19	100,000	110,673
7.045% 6/20/36	175,000	205,823
Telefonica Europe 8.25% 9/15/30	200,000	259,929
Telefonos de Mexico 5.50% 11/15/19	100,000	110,880
Verizon Communications
2.45% 11/1/22	200,000	189,171
3.45% 3/15/21	800,000	820,196
3.50% 11/1/24	700,000	689,573
3.65% 9/14/18	1,150,000	1,213,051
3.85% 11/1/42	650,000	541,063
4.272% 1/15/36	904,000	822,510
4.50% 9/15/20	686,000	743,961
4.522% 9/15/48	1,324,000	1,168,181
4.60% 4/1/21	250,000	269,992
4.672% 3/15/55	1,182,000	1,022,015
4.862% 8/21/46	692,000	651,405
5.05% 3/15/34	800,000	800,532
5.15% 9/15/23	950,000	1,051,183
6.00% 4/1/41	100,000	109,471
6.35% 4/1/19	250,000	285,073
6.40% 9/15/33	764,000	877,673
6.40% 2/15/38	200,000	230,459
6.55% 9/15/43	1,122,000	1,330,202
6.90% 4/15/38	350,000	425,917

		29,216,571

Electric Utilities–1.40%
Alabama Power
2.80% 4/1/25	100,000	96,367
3.75% 3/1/45	150,000	136,066
5.50% 3/15/41	185,000	212,330
6.125% 5/15/38	100,000	122,378
Ameren Illinois 4.80% 12/15/43	150,000	165,022
American Electric Power
1.65% 12/15/17	200,000	199,490
2.95% 12/15/22	125,000	121,574
Appalachian Power
4.60% 3/30/21	150,000	163,073

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Appalachian Power (continued)
5.00% 6/1/17	100,000	$105,291
6.70% 8/15/37	235,000	295,066
Arizona Public Service
2.20% 1/15/20	150,000	149,941
3.15% 5/15/25	100,000	99,880
4.50% 4/1/42	100,000	104,472
5.05% 9/1/41	100,000	112,659
Atlantic City Electric 7.75% 11/15/18	15,000	17,442
Baltimore Gas & Electric
3.35% 7/1/23	100,000	101,617
6.35% 10/1/36	100,000	127,863
Berkshire Hathaway Energy
3.75% 11/15/23	900,000	928,887
5.15% 11/15/43	200,000	216,866
5.75% 4/1/18	100,000	109,706
5.95% 5/15/37	125,000	147,965
6.125% 4/1/36	250,000	301,973
6.50% 9/15/37	100,000	126,020
Black Hills 4.25% 11/30/23	100,000	105,526
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	242,581
Cleco Power 6.50% 12/1/35	50,000	63,709
Cleveland Electric Illuminating
5.50% 8/15/24	200,000	228,353
5.95% 12/15/36	100,000	109,820
CMS Energy 4.875% 3/1/44	100,000	104,244
Commonwealth Edison
3.40% 9/1/21	100,000	104,416
4.00% 8/1/20	300,000	320,166
6.45% 1/15/38	100,000	130,013
Connecticut Light & Power 5.65% 5/1/18	100,000	110,951
Consumers Energy
2.85% 5/15/22	100,000	100,021
3.125% 8/31/24	100,000	101,220
3.375% 8/15/23	200,000	205,922
3.95% 5/15/43	150,000	147,690
5.65% 9/15/18	100,000	111,176
5.65% 4/15/20	100,000	115,113
Delmarva Power & Light
3.50% 11/15/23	150,000	155,366
4.00% 6/1/42	100,000	97,449
Dominion Gas Holdings
1.05% 11/1/16	250,000	250,103
2.50% 12/15/19	50,000	50,560
3.60% 12/15/24	25,000	24,920
4.60% 12/15/44	850,000	810,871
4.80% 11/1/43	94,000	92,612
DTE Electric
2.65% 6/15/22	50,000	49,114

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
DTE Electric (continued)
3.65% 3/15/24	250,000	$263,155
6.625% 6/1/36	100,000	133,837
Duke Energy
1.625% 8/15/17	250,000	250,998
2.10% 6/15/18	650,000	658,039
5.05% 9/15/19	100,000	110,360
Duke Energy Carolinas
3.90% 6/15/21	100,000	107,709
4.00% 9/30/42	150,000	147,902
4.30% 6/15/20	100,000	109,907
5.25% 1/15/18	250,000	271,679
5.30% 2/15/40	100,000	118,703
6.10% 6/1/37	170,000	212,372
7.00% 11/15/18	100,000	116,390
Duke Energy Florida
3.85% 11/15/42	100,000	95,657
5.65% 6/15/18	150,000	166,271
6.40% 6/15/38	300,000	394,434
Duke Energy Indiana
6.12% 10/15/35	100,000	123,678
6.45% 4/1/39	130,000	171,834
Duke Energy Ohio
3.80% 9/1/23	500,000	530,139
5.45% 4/1/19	50,000	55,783
Duke Energy Progress
4.10% 3/15/43	100,000	98,907
5.30% 1/15/19	100,000	111,425
6.30% 4/1/38	250,000	319,611
Empresa Nacional de Electricidad 4.25% 4/15/24	100,000	100,149
Entergy
4.70% 1/15/17	100,000	102,641
5.125% 9/15/20	100,000	107,902
Entergy Arkansas
3.05% 6/1/23	100,000	98,406
3.70% 6/1/24	200,000	205,782
Entergy Louisiana 4.05% 9/1/23	150,000	158,691
Entergy Mississippi 3.10% 7/1/23	100,000	99,665
Entergy Texas 7.125% 2/1/19	200,000	231,650
Eversource Energy
1.45% 5/1/18	250,000	248,166
3.15% 1/15/25	100,000	98,176
4.50% 11/15/19	110,000	119,168
Exelon
1.55% 6/9/17	105,000	104,858
2.85% 6/15/20	150,000	151,476
3.95% 6/15/25	150,000	151,695
4.95% 6/15/35	105,000	106,153
5.10% 6/15/45	105,000	107,622
FirstEnergy Solutions 6.80% 8/15/39	150,000	149,643

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Florida Power & Light
3.80% 12/15/42	100,000	$95,638
4.05% 6/1/42	150,000	150,202
5.69% 3/1/40	50,000	61,825
5.95% 2/1/38	200,000	254,460
5.96% 4/1/39	100,000	127,191
Georgia Power
4.25% 12/1/19	80,000	87,231
4.30% 3/15/42	200,000	184,931
4.30% 3/15/43	100,000	91,704
4.75% 9/1/40	100,000	99,107
5.95% 2/1/39	100,000	115,147
Great Plains Energy 4.85% 6/1/21	50,000	54,909
Hydro-Quebec
1.375% 6/19/17	100,000	100,893
8.05% 7/7/24	250,000	346,997
8.50% 12/1/29	115,000	176,639
Iberdrola International 6.75% 7/15/36	100,000	124,300
Indiana Michigan Power 7.00% 3/15/19	100,000	115,729
Interstate Power & Light
3.40% 8/15/25	200,000	203,714
6.25% 7/15/39	130,000	170,087
ITC Holdings 3.65% 6/15/24	75,000	75,367
Jersey Central Power & Light 7.35% 2/1/19	100,000	113,913
Kansas City Power & Light
3.65% 8/15/25	250,000	255,744
6.375% 3/1/18	200,000	222,598
Kentucky Utilities
3.25% 11/1/20	100,000	104,861
4.65% 11/15/43	150,000	160,527
5.125% 11/1/40	100,000	113,400
MidAmerican Energy
2.40% 3/15/19	250,000	255,096
4.40% 10/15/44	100,000	104,821
4.80% 9/15/43	250,000	274,331
5.30% 3/15/18	100,000	108,806
5.75% 11/1/35	25,000	30,812
5.95% 7/15/17	200,000	215,798
Nevada Power
5.45% 5/15/41	60,000	69,479
6.50% 8/1/18	50,000	56,430
6.75% 7/1/37	100,000	133,906
7.125% 3/15/19	100,000	116,407
NextEra Energy Capital Holdings
2.40% 9/15/19	500,000	498,992
3.625% 6/15/23	100,000	101,125
4.50% 6/1/21	100,000	108,320
6.00% 3/1/19	200,000	222,885
Northern States Power
2.20% 8/15/20	100,000	100,699

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Northern States Power (continued)
2.60% 5/15/23	100,000	$98,525
4.00% 8/15/45	100,000	99,570
5.25% 3/1/18	100,000	108,795
5.35% 11/1/39	40,000	47,002
6.20% 7/1/37	100,000	129,365
NorthWestern 4.176% 11/15/44	150,000	149,941
Ohio Edison
6.875% 7/15/36	100,000	126,430
8.25% 10/15/38	600,000	856,489
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	156,362
5.25% 5/15/41	100,000	113,049
Oncor Electric Delivery
#144A 2.95% 4/1/25	100,000	96,253
#144A 3.75% 4/1/45	100,000	89,043
4.10% 6/1/22	100,000	105,256
4.55% 12/1/41	150,000	150,824
5.30% 6/1/42	200,000	221,939
6.80% 9/1/18	100,000	113,590
7.00% 9/1/22	100,000	123,487
7.00% 5/1/32	50,000	64,669
Pacific Gas & Electric
3.25% 9/15/21	200,000	206,994
3.25% 6/15/23	250,000	252,099
3.40% 8/15/24	150,000	150,715
3.50% 6/15/25	350,000	355,237
4.30% 3/15/45	210,000	209,124
5.125% 11/15/43	200,000	221,925
6.05% 3/1/34	500,000	605,508
6.25% 3/1/39	300,000	370,172
8.25% 10/15/18	200,000	237,276
PacifiCorp
2.95% 6/1/23	100,000	99,819
4.10% 2/1/42	100,000	98,615
5.75% 4/1/37	100,000	121,207
6.00% 1/15/39	100,000	124,366
6.35% 7/15/38	25,000	31,772
7.70% 11/15/31	100,000	139,620
PECO Energy
3.15% 10/15/25	500,000	500,367
5.35% 3/1/18	200,000	218,661
5.95% 10/1/36	100,000	122,391
Portland General Electric 6.10% 4/15/19	100,000	114,081
Potomac Electric Power 7.90% 12/15/38	100,000	147,738
PPL Capital Funding
3.40% 6/1/23	200,000	200,625
3.50% 12/1/22	100,000	101,315
3.95% 3/15/24	200,000	205,918
4.20% 6/15/22	150,000	157,904

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
PPL Electric Utilities
3.00% 9/15/21	100,000	$102,931
4.125% 6/15/44	100,000	99,626
4.15% 10/1/45	250,000	248,556
6.25% 5/15/39	30,000	38,861
Progress Energy
6.00% 12/1/39	50,000	62,442
7.05% 3/15/19	100,000	115,827
7.75% 3/1/31	150,000	203,370
Public Service Electric & Gas
2.375% 5/15/23	200,000	193,349
3.00% 5/15/25	100,000	99,713
3.05% 11/15/24	100,000	99,347
3.50% 8/15/20	150,000	159,968
3.75% 3/15/24	150,000	158,894
4.05% 5/1/45	150,000	149,275
5.30% 5/1/18	50,000	54,868
5.50% 3/1/40	100,000	120,354
Public Service of Colorado
2.90% 5/15/25	200,000	196,888
3.20% 11/15/20	100,000	104,772
3.95% 3/15/43	250,000	245,267
5.125% 6/1/19	135,000	149,970
6.25% 9/1/37	100,000	130,044
Public Service of New Mexico 3.85% 8/1/25	100,000	100,774
Public Service of Oklahoma 5.15% 12/1/19	75,000	84,211
South Carolina Electric & Gas
5.25% 11/1/18	80,000	89,139
6.05% 1/15/38	225,000	270,995
Southern
2.15% 9/1/19	300,000	296,876
2.45% 9/1/18	90,000	91,061
2.75% 6/15/20	100,000	99,801
Southern California Edison
3.50% 10/1/23	150,000	156,161
3.875% 6/1/21	70,000	75,390
3.90% 3/15/43	100,000	95,275
4.05% 3/15/42	300,000	296,869
4.50% 9/1/40	100,000	105,222
4.65% 10/1/43	100,000	108,264
5.55% 1/15/36	59,000	69,199
5.95% 2/1/38	25,000	31,150
6.00% 1/15/34	200,000	244,213
6.05% 3/15/39	170,000	212,958
6.65% 4/1/29	100,000	128,235
Southwestern Electric Power
3.90% 4/1/45	300,000	267,199
6.20% 3/15/40	200,000	244,998
Tampa Electric
2.60% 9/15/22	100,000	97,911

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Tampa Electric (continued)
4.10% 6/15/42	100,000	$98,726
4.20% 5/15/45	50,000	50,023
4.35% 5/15/44	50,000	51,416
6.10% 5/15/18	50,000	55,534
TECO Finance 6.572% 11/1/17	100,000	110,000
Union Electric
3.50% 4/15/24	100,000	103,227
3.65% 4/15/45	100,000	91,768
3.90% 9/15/42	250,000	239,765
8.45% 3/15/39	80,000	129,261
Virginia Electric & Power
2.75% 3/15/23	100,000	99,200
4.45% 2/15/44	625,000	656,104
4.65% 8/15/43	150,000	163,122
5.00% 6/30/19	200,000	221,764
5.95% 9/15/17	100,000	108,955
6.00% 5/15/37	25,000	31,399
6.35% 11/30/37	100,000	129,644
8.875% 11/15/38	100,000	160,789
Westar Energy 4.10% 4/1/43	300,000	298,815
Western Massachusetts Electric 3.50% 9/15/21	150,000	157,817
Wisconsin Electric Power
1.70% 6/15/18	250,000	251,068
2.95% 9/15/21	100,000	102,445
3.10% 6/1/25	50,000	50,339
4.25% 12/15/19	25,000	27,430
Wisconsin Power & Light 4.10% 10/15/44	125,000	122,771
Wisconsin Public Service 4.752% 11/1/44	200,000	219,824
Xcel Energy
1.20% 6/1/17	65,000	64,794
3.30% 6/1/25	100,000	99,333
4.70% 5/15/20	100,000	108,762
6.50% 7/1/36	100,000	124,920

		38,782,794

Electrical Equipment–0.03%
Emerson Electric
2.625% 12/1/21	100,000	101,139
3.15% 6/1/25	150,000	151,269
4.25% 11/15/20	50,000	54,700
5.25% 10/15/18	225,000	248,676
5.25% 11/15/39	50,000	58,127
Rockwell Automation 6.25% 12/1/37	100,000	125,705
Roper Technologies 6.25% 9/1/19	100,000	113,585

		853,201

Electronic Equipment, Instruments & Components–0.05%
Amphenol 2.55% 1/30/19	150,000	151,686

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics
3.00% 3/1/18	100,000	$101,188
3.50% 4/1/22	100,000	98,964
6.00% 4/1/20	50,000	55,422
Avnet 4.875% 12/1/22	100,000	104,438
Corning
2.90% 5/15/22	150,000	150,481
4.25% 8/15/20	65,000	70,852
4.75% 3/15/42	250,000	263,086
5.75% 8/15/40	25,000	29,977
6.625% 5/15/19	20,000	23,058
#Flextronics International 144A 4.75% 6/15/25	125,000	121,403
Tech Data 3.75% 9/21/17	100,000	102,601

		1,273,156

Energy Equipment & Services–0.21%
Baker Hughes
5.125% 9/15/40	200,000	205,662
6.875% 1/15/29	100,000	122,473
Cameron International
1.15% 12/15/16	63,000	62,818
4.00% 12/15/23	100,000	102,818
5.125% 12/15/43	56,000	56,726
5.95% 6/1/41	100,000	110,746
6.375% 7/15/18	100,000	110,175
Diamond Offshore Drilling
3.45% 11/1/23	125,000	108,218
5.70% 10/15/39	100,000	72,649
5.875% 5/1/19	40,000	41,800
Ensco
4.50% 10/1/24	400,000	296,004
4.70% 3/15/21	350,000	295,074
5.75% 10/1/44	100,000	69,374
FMC Technologies 3.45% 10/1/22	100,000	93,611
Halliburton
2.00% 8/1/18	250,000	251,734
3.25% 11/15/21	200,000	203,264
4.75% 8/1/43	200,000	199,044
5.90% 9/15/18	50,000	55,798
6.15% 9/15/19	250,000	285,124
7.45% 9/15/39	200,000	267,839
Nabors Industries
4.625% 9/15/21	150,000	136,330
5.10% 9/15/23	500,000	441,927
6.15% 2/15/18	100,000	105,378
9.25% 1/15/19	150,000	167,330
National Oilwell Varco
2.60% 12/1/22	200,000	185,148
3.95% 12/1/42	150,000	124,797
Oceaneering International 4.65% 11/15/24	100,000	95,314

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Rowan
4.75% 1/15/24	75,000	$55,028
4.875% 6/1/22	100,000	74,627
5.40% 12/1/42	175,000	104,026
7.875% 8/1/19	65,000	64,518
Schlumberger Investment 3.65% 12/1/23	504,000	520,607
Weatherford International
4.50% 4/15/22	100,000	80,989
5.95% 4/15/42	100,000	69,709
6.00% 3/15/18	150,000	151,916
6.75% 9/15/40	100,000	76,523
7.00% 3/15/38	150,000	119,985
9.625% 3/1/19	100,000	107,211
9.875% 3/1/39	50,000	50,072

		5,742,386

Food & Staples Retailing–0.52%
Costco Wholesale 5.50% 3/15/17	450,000	480,013
CVS Health
2.25% 8/12/19	250,000	252,923
2.75% 12/1/22	200,000	197,031
2.80% 7/20/20	600,000	610,273
3.50% 7/20/22	600,000	620,608
3.875% 7/20/25	400,000	413,144
4.00% 12/5/23	600,000	636,759
4.125% 5/15/21	100,000	107,177
4.75% 5/18/20	100,000	109,273
4.875% 7/20/35	425,000	447,349
5.125% 7/20/45	215,000	232,019
5.75% 6/1/17	150,000	161,052
5.75% 5/15/41	150,000	173,871
6.25% 6/1/27	130,000	156,067
Delhaize America 9.00% 4/15/31	125,000	164,702
Delhaize Group 5.70% 10/1/40	500,000	530,601
Kroger
1.20% 10/17/16	93,000	93,086
2.20% 1/15/17	100,000	101,265
2.30% 1/15/19	250,000	251,621
3.30% 1/15/21	250,000	256,839
3.40% 4/15/22	50,000	51,041
5.00% 4/15/42	100,000	103,851
6.90% 4/15/38	100,000	126,249
7.50% 4/1/31	250,000	323,065
Sysco
2.60% 10/1/20	250,000	250,386
3.75% 10/1/25	125,000	126,469
4.85% 10/1/45	85,000	87,159
5.375% 3/17/19	100,000	112,685
6.625% 3/17/39	50,000	66,403
Walgreen
3.10% 9/15/22	150,000	147,955

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Walgreen (continued)
5.25% 1/15/19	38,000	$41,706
Walgreens Boots Alliance
1.75% 11/17/17	600,000	602,535
3.80% 11/18/24	700,000	697,589
4.80% 11/18/44	500,000	481,149
Wal-Mart Stores
1.125% 4/11/18	700,000	699,719
2.55% 4/11/23	300,000	296,671
3.25% 10/25/20	300,000	318,391
3.625% 7/8/20	100,000	108,155
4.00% 4/11/43	325,000	316,654
4.125% 2/1/19	100,000	108,594
4.875% 7/8/40	300,000	333,749
5.00% 10/25/40	200,000	224,382
5.25% 9/1/35	300,000	347,224
5.625% 4/15/41	250,000	302,789
5.80% 2/15/18	200,000	221,826
5.875% 4/5/27	100,000	123,794
6.20% 4/15/38	300,000	385,677
6.50% 8/15/37	350,000	460,411
7.55% 2/15/30	700,000	991,171

		14,453,122

Food Products–0.39%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	96,773
4.479% 3/1/21	235,000	260,533
5.45% 3/15/18	80,000	87,431
Bunge Limited Finance 8.50% 6/15/19	135,000	161,551
Campbell Soup
2.50% 8/2/22	61,000	58,732
3.05% 7/15/17	100,000	102,852
4.25% 4/15/21	250,000	273,035
4.50% 2/15/19	35,000	37,678
ConAgra Foods
1.90% 1/25/18	250,000	248,495
3.20% 1/25/23	250,000	240,253
4.65% 1/25/43	125,000	114,229
5.819% 6/15/17	50,000	53,478
6.625% 8/15/39	50,000	55,041
7.00% 4/15/19	100,000	115,106
8.25% 9/15/30	100,000	138,296
General Mills
2.20% 10/21/19	300,000	303,143
3.15% 12/15/21	200,000	204,133
3.65% 2/15/24	111,000	114,728
5.40% 6/15/40	45,000	50,524
5.65% 2/15/19	100,000	111,340
5.70% 2/15/17	100,000	106,101
H.J. Heinz
#144A 1.60% 6/30/17	95,000	95,187

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
H.J. Heinz (continued)
#144A 2.80% 7/2/20	550,000	$554,205
#144A 3.50% 7/15/22	200,000	204,604
#144A 3.95% 7/15/25	150,000	153,781
#144A 5.00% 7/15/35	105,000	110,024
Hershey
3.20% 8/21/25	250,000	254,612
4.125% 12/1/20	200,000	219,365
Ingredion 1.80% 9/25/17	100,000	99,731
Kellogg
1.75% 5/17/17	150,000	150,679
3.125% 5/17/22	150,000	152,137
3.25% 5/21/18	135,000	140,026
4.00% 12/15/20	64,000	68,418
7.45% 4/1/31	100,000	129,732
Kraft Foods Group
2.25% 6/5/17	150,000	151,763
3.50% 6/6/22	150,000	153,263
5.00% 6/4/42	250,000	257,370
5.375% 2/10/20	250,000	279,498
6.125% 8/23/18	650,000	725,560
6.50% 2/9/40	150,000	180,419
Kraft Heinz Foods
#144A 2.00% 7/2/18	95,000	95,196
#144A 5.20% 7/15/45	85,000	90,366
McCormick
3.50% 9/1/23	107,000	112,609
3.90% 7/15/21	50,000	53,583
Mead Johnson Nutrition
4.90% 11/1/19	100,000	109,498
5.90% 11/1/39	50,000	56,446
Mondelez International
4.00% 2/1/24	900,000	934,245
6.125% 2/1/18	150,000	165,737
Smucker (J.M.)
#144A 1.75% 3/15/18	60,000	60,173
#144A 2.50% 3/15/20	100,000	100,409
#144A 3.00% 3/15/22	150,000	149,537
#144A 3.50% 3/15/25	150,000	149,365
#144A 4.25% 3/15/35	100,000	96,689
#144A 4.375% 3/15/45	50,000	48,237
Tyson Foods
2.65% 8/15/19	400,000	403,376
3.95% 8/15/24	240,000	244,911
4.50% 6/15/22	200,000	212,251
Unilever Capital
2.20% 3/6/19	250,000	255,191
4.25% 2/10/21	200,000	222,117
4.80% 2/15/19	100,000	110,516
5.90% 11/15/32	133,000	173,297

		10,857,575

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities–0.10%
AGL Capital
4.40% 6/1/43	100,000	$97,692
5.25% 8/15/19	100,000	109,770
5.875% 3/15/41	70,000	82,038
Atmos Energy
4.125% 10/15/44	150,000	142,372
8.50% 3/15/19	100,000	119,874
CenterPoint Energy 5.95% 2/1/17	100,000	105,828
CenterPoint Energy Resources
4.50% 1/15/21	65,000	69,703
5.85% 1/15/41	115,000	133,353
6.00% 5/15/18	100,000	111,227
Laclede Group 4.70% 8/15/44	100,000	102,257
National Fuel Gas
3.75% 3/1/23	156,000	147,319
8.75% 5/1/19	115,000	132,487
ONE Gas
3.61% 2/1/24	100,000	103,498
4.658% 2/1/44	50,000	52,575
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	54,089
7.00% 6/15/18	300,000	335,162
Piedmont Natural Gas 4.65% 8/1/43	50,000	53,656
Southern California Gas
3.15% 9/15/24	100,000	101,541
4.45% 3/15/44	150,000	159,224
5.75% 11/15/35	100,000	121,407
Southern Natural Gas
4.40% 6/15/21	300,000	310,625
#144A 5.90% 4/1/17	25,000	26,339
8.00% 3/1/32	100,000	108,968
Southwest Gas 4.875% 10/1/43	100,000	105,409

		2,886,413

Health Care Equipment & Supplies–0.41%
Bard (C.R.) 4.40% 1/15/21	65,000	70,051
Baxter International
3.20% 6/15/23	225,000	226,666
4.50% 8/15/19	250,000	270,484
Baylor Scott & White Holdings 4.185% 11/15/45	95,000	89,434
Becton Dickinson
1.75% 11/8/16	200,000	201,159
2.675% 12/15/19	145,000	146,767
3.125% 11/8/21	700,000	705,773
3.25% 11/12/20	100,000	102,469
3.30% 3/1/23	100,000	99,787
3.734% 12/15/24	350,000	356,981
4.875% 5/15/44	100,000	103,460
5.00% 11/12/40	35,000	35,879
6.00% 5/15/39	100,000	115,711
6.375% 8/1/19	150,000	171,614

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific
2.65% 10/1/18	125,000	$126,616
2.85% 5/15/20	100,000	100,085
3.85% 5/15/25	100,000	98,555
6.00% 1/15/20	100,000	112,256
7.375% 1/15/40	201,000	255,063
Covidien International Finance
2.95% 6/15/23	100,000	98,866
3.20% 6/15/22	150,000	151,689
4.20% 6/15/20	100,000	108,804
6.00% 10/15/17	25,000	27,315
6.55% 10/15/37	100,000	128,352
Edwards Lifesciences 2.875% 10/15/18	150,000	153,204
Medtronic
1.375% 4/1/18	125,000	124,858
1.50% 3/15/18	115,000	114,580
2.50% 3/15/20	135,000	136,904
2.75% 4/1/23	1,125,000	1,105,704
3.125% 3/15/22	150,000	152,811
3.50% 3/15/25	975,000	996,032
3.625% 3/15/24	500,000	513,915
4.00% 4/1/43	350,000	326,975
4.375% 3/15/35	150,000	151,931
4.50% 3/15/42	100,000	100,916
4.625% 3/15/45	590,000	609,829
5.55% 3/15/40	100,000	113,629
5.60% 3/15/19	200,000	225,216
St. Jude Medical
2.00% 9/15/18	100,000	100,277
2.80% 9/15/20	100,000	100,648
3.25% 4/15/23	200,000	197,220
3.875% 9/15/25	120,000	121,859
Stryker
1.30% 4/1/18	100,000	99,516
3.375% 5/15/24	150,000	152,555
4.375% 1/15/20	100,000	109,194
4.375% 5/15/44	100,000	99,287
Zimmer Biomet Holdings
2.70% 4/1/20	750,000	753,521
3.15% 4/1/22	250,000	247,886
3.55% 4/1/25	180,000	176,611
4.25% 8/15/35	105,000	98,607
4.45% 8/15/45	155,000	143,855
5.75% 11/30/39	100,000	110,037

		11,241,413

Health Care Providers & Services–0.52%
Aetna
1.75% 5/15/17	100,000	100,794
2.20% 3/15/19	300,000	300,550
2.75% 11/15/22	550,000	531,593

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Aetna (continued)
4.50% 5/15/42	100,000	$98,148
6.625% 6/15/36	100,000	124,567
6.75% 12/15/37	100,000	124,770
AmerisourceBergen
3.40% 5/15/24	250,000	249,361
4.875% 11/15/19	200,000	221,138
Anthem
2.30% 7/15/18	250,000	251,227
3.125% 5/15/22	250,000	247,817
3.50% 8/15/24	250,000	247,943
4.35% 8/15/20	100,000	107,361
4.625% 5/15/42	100,000	98,906
4.65% 1/15/43	125,000	123,053
4.65% 8/15/44	100,000	97,036
5.85% 1/15/36	125,000	137,438
5.875% 6/15/17	50,000	53,585
6.375% 6/15/37	100,000	120,223
7.00% 2/15/19	400,000	457,674
Cardinal Health
1.95% 6/15/18	100,000	100,173
3.20% 3/15/23	100,000	99,217
3.50% 11/15/24	300,000	300,441
3.75% 9/15/25	100,000	101,781
4.625% 12/15/20	100,000	109,216
4.90% 9/15/45	100,000	101,977
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	48,789
Cigna
5.375% 2/15/42	400,000	435,270
5.875% 3/15/41	200,000	233,673
7.875% 5/15/27	25,000	33,714
Coventry Health Care 5.45% 6/15/21	80,000	89,906
Dignity Health 3.812% 11/1/24	200,000	205,202
Express Scripts Holding
2.65% 2/15/17	200,000	203,361
3.90% 2/15/22	450,000	464,432
4.75% 11/15/21	200,000	216,226
6.125% 11/15/41	300,000	347,369
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	157,168
Humana
3.15% 12/1/22	100,000	98,770
4.625% 12/1/42	175,000	168,849
7.20% 6/15/18	100,000	113,877
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	51,560
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	252,656
4.625% 11/15/20	150,000	161,172
4.70% 2/1/45	500,000	458,605

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
McKesson
2.284% 3/15/19	250,000	$250,731
2.70% 12/15/22	400,000	388,344
4.75% 3/1/21	300,000	333,522
4.883% 3/15/44	125,000	127,650
Medco Health Solutions 7.125% 3/15/18	225,000	252,603
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	116,142
New York and Presbyterian Hospital 4.024% 8/1/45	75,000	71,106
Ochsner Clinic Foundation 5.897% 5/15/45	50,000	52,262
Owens & Minor 3.875% 9/15/21	50,000	50,511
Quest Diagnostics
2.70% 4/1/19	150,000	151,354
3.50% 3/30/25	300,000	291,879
4.75% 1/30/20	60,000	65,224
5.75% 1/30/40	59,000	62,957
Texas Health Resources 4.33% 11/15/55	30,000	29,559
UnitedHealth Group
1.875% 11/15/16	500,000	505,805
1.90% 7/16/18	590,000	596,360
2.70% 7/15/20	145,000	148,468
2.75% 2/15/23	107,000	105,542
2.875% 12/15/21	400,000	406,391
2.875% 3/15/23	250,000	249,320
3.75% 7/15/25	500,000	517,453
4.25% 3/15/43	100,000	99,221
4.375% 3/15/42	100,000	98,548
4.625% 11/15/41	200,000	205,570
4.70% 2/15/21	100,000	111,389
4.75% 7/15/45	200,000	211,638
6.00% 2/15/18	200,000	220,481
6.50% 6/15/37	150,000	191,380
6.625% 11/15/37	100,000	128,839
6.875% 2/15/38	100,000	133,417

		14,420,254

Hotels, Restaurants & Leisure–0.14%
Brinker International 3.875% 5/15/23	100,000	97,998
Carnival 3.95% 10/15/20	133,000	139,599
Darden Restaurants 7.05% 10/15/37	84,000	100,685
Marriott International
2.875% 3/1/21	100,000	100,551
3.375% 10/15/20	208,000	215,852
3.75% 10/1/25	50,000	49,780
6.375% 6/15/17	100,000	108,020
McDonald’s
1.875% 5/29/19	250,000	250,355
2.20% 5/26/20	150,000	150,306
2.625% 1/15/22	100,000	98,256

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s (continued)
3.25% 6/10/24	300,000	$299,541
3.375% 5/26/25	150,000	150,882
3.625% 5/20/21	100,000	106,206
3.625% 5/1/43	100,000	84,435
4.60% 5/26/45	94,000	94,056
5.80% 10/15/17	300,000	326,780
6.30% 3/1/38	50,000	60,539
Starbucks
2.70% 6/15/22	100,000	101,286
3.85% 10/1/23	100,000	106,199
4.30% 6/15/45	105,000	107,871
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	201,424
Wyndham Worldwide
4.25% 3/1/22	300,000	298,642
5.10% 10/1/25	60,000	60,947
Yum Brands
3.75% 11/1/21	65,000	66,796
3.875% 11/1/23	250,000	250,753
5.30% 9/15/19	150,000	165,858
5.35% 11/1/43	100,000	96,367

		3,889,984

Household Durables–0.14%
Church & Dwight 2.45% 12/15/19	100,000	100,812
Clorox
3.50% 12/15/24	150,000	150,745
5.95% 10/15/17	100,000	109,155
Harman International Industries 4.15% 5/15/25	100,000	99,643
Kimberly-Clark
1.90% 5/22/19	250,000	251,305
2.15% 8/15/20	50,000	50,323
3.05% 8/15/25	50,000	50,198
3.875% 3/1/21	45,000	49,144
5.30% 3/1/41	200,000	234,318
6.125% 8/1/17	200,000	218,088
6.625% 8/1/37	100,000	131,899
7.50% 11/1/18	100,000	117,680
Leggett & Platt 3.40% 8/15/22	50,000	49,752
Procter & Gamble
1.60% 11/15/18	200,000	203,042
1.90% 11/1/19	200,000	202,165
2.30% 2/6/22	250,000	250,929
3.10% 8/15/23	200,000	205,739
4.70% 2/15/19	200,000	220,952
5.50% 2/1/34	100,000	121,254
5.55% 3/5/37	200,000	244,197
Tupperware Brands 4.75% 6/1/21	100,000	104,741
Whirlpool
3.70% 3/1/23	650,000	653,916

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Whirlpool (continued)
4.70% 6/1/22	100,000	$107,908

		3,927,905

Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group 5.15% 12/1/20	200,000	220,175
Exelon Generation
2.95% 1/15/20	200,000	202,849
4.25% 6/15/22	250,000	256,212
5.60% 6/15/42	292,000	292,976
6.20% 10/1/17	25,000	27,128
6.25% 10/1/39	100,000	106,549
Oglethorpe Power
4.55% 6/1/44	100,000	99,091
5.95% 11/1/39	100,000	121,087
PSEG Power
4.15% 9/15/21	250,000	262,206
5.125% 4/15/20	60,000	66,370
Southern Power
2.375% 6/1/20	100,000	98,154
5.25% 7/15/43	120,000	124,016
TransAlta 6.50% 3/15/40	250,000	226,741

		2,103,554

Industrial Conglomerates–0.20%
3M
1.00% 6/26/17	100,000	100,429
1.375% 8/7/18	100,000	100,571
2.00% 8/7/20	100,000	101,412
2.00% 6/26/22	500,000	487,443
3.00% 8/7/25	100,000	101,118
3.875% 6/15/44	150,000	147,693
5.70% 3/15/37	100,000	123,693
6.375% 2/15/28	25,000	32,577
Danaher
1.65% 9/15/18	95,000	95,556
3.35% 9/15/25	125,000	127,667
3.90% 6/23/21	100,000	107,560
4.375% 9/15/45	115,000	119,245
5.625% 1/15/18	100,000	109,186
General Electric
2.70% 10/9/22	1,150,000	1,154,002
4.125% 10/9/42	311,000	307,555
5.25% 12/6/17	550,000	596,065
Hexcel 4.70% 8/15/25	50,000	51,086
Koninklijke Philips
3.75% 3/15/22	100,000	101,821
5.00% 3/15/42	100,000	98,026
5.75% 3/11/18	300,000	325,678
6.875% 3/11/38	50,000	59,106

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Textron
3.65% 3/1/21	400,000	$409,893
3.875% 3/1/25	170,000	170,788
Tyco Electronics Group
2.35% 8/1/19	75,000	75,600
2.375% 12/17/18	60,000	60,665
3.50% 2/3/22	150,000	154,018
6.55% 10/1/17	100,000	109,632
Tyco International Finance
3.90% 2/14/26	75,000	76,101
5.125% 9/14/45	75,000	78,726

		5,582,912

Insurance–0.81%
ACE INA Holdings
2.70% 3/13/23	100,000	97,098
3.35% 5/15/24	300,000	300,565
4.15% 3/13/43	100,000	96,199
5.70% 2/15/17	50,000	53,087
5.90% 6/15/19	125,000	142,219
Aflac
6.45% 8/15/40	100,000	123,467
6.90% 12/17/39	530,000	688,979
Alleghany
4.90% 9/15/44	95,000	92,629
4.95% 6/27/22	100,000	108,264
Allstate
4.50% 6/15/43	100,000	100,969
5.55% 5/9/35	150,000	175,979
•5.75% 8/15/53	225,000	233,376
7.45% 5/16/19	100,000	119,526
American Financial Group 9.875% 6/15/19	100,000	125,102
American International Group
2.30% 7/16/19	350,000	352,331
3.75% 7/10/25	70,000	71,229
4.50% 7/16/44	500,000	492,910
4.70% 7/10/35	100,000	103,407
4.80% 7/10/45	100,000	102,490
4.875% 6/1/22	500,000	552,517
5.85% 1/16/18	300,000	328,613
6.25% 5/1/36	100,000	121,376
6.40% 12/15/20	200,000	237,324
•8.175% 5/15/58	250,000	331,250
Aon
3.50% 6/14/24	100,000	98,677
4.00% 11/27/23	150,000	154,935
4.45% 5/24/43	100,000	95,605
4.75% 5/15/45	100,000	98,315
5.00% 9/30/20	100,000	111,012
Arch Capital Group US 5.144% 11/1/43	105,000	108,602

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Aspen Insurance Holdings
4.65% 11/15/23	100,000	$104,255
Assurant 2.50% 3/15/18	150,000	151,737
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	104,185
AXA 8.60% 12/15/30	200,000	272,376
Axis Specialty Finance 5.875% 6/1/20	100,000	113,234
Berkley (W.R.) 7.375% 9/15/19	100,000	118,750
Berkshire Hathaway
1.90% 1/31/17	300,000	304,081
2.10% 8/14/19	200,000	203,610
3.00% 2/11/23	100,000	101,150
3.40% 1/31/22	300,000	314,722
3.75% 8/15/21	300,000	321,360
4.50% 2/11/43	250,000	249,706
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	150,365
1.60% 5/15/17	150,000	151,541
3.00% 5/15/22	100,000	101,427
4.25% 1/15/21	100,000	109,697
4.30% 5/15/43	100,000	96,561
4.40% 5/15/42	100,000	98,819
5.40% 5/15/18	50,000	55,108
5.75% 1/15/40	100,000	116,983
Chubb
5.75% 5/15/18	100,000	110,968
6.00% 5/11/37	100,000	122,667
•6.375% 3/29/67	100,000	98,875
6.50% 5/15/38	200,000	260,635
Cincinnati Financial 6.92% 5/15/28	100,000	127,990
CNA Financial
3.95% 5/15/24	125,000	126,061
5.75% 8/15/21	30,000	34,227
7.35% 11/15/19	120,000	142,356
Delphi Financial Group 7.875% 1/31/20	25,000	29,729
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	97,823
Fidelity National Financial 6.60% 5/15/17	100,000	106,943
First American Financial 4.60% 11/15/24	100,000	102,583
Hartford Financial Services Group
4.30% 4/15/43	43,000	41,569
5.125% 4/15/22	100,000	111,051
5.50% 3/30/20	100,000	112,612
5.95% 10/15/36	250,000	292,231
6.10% 10/1/41	50,000	59,639
6.625% 3/30/40	100,000	129,090
HCC Insurance Holdings 6.30% 11/15/19	50,000	56,655
Kemper 4.35% 2/15/25	100,000	101,987
ßLincoln National 4.00% 9/1/23	500,000	519,557

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Loews
4.125% 5/15/43	500,000	$459,811
6.00% 2/1/35	100,000	115,793
Markel 7.125% 9/30/19	100,000	117,729
Marsh & McLennan
2.35% 3/6/20	150,000	151,235
2.55% 10/15/18	100,000	102,295
3.50% 3/10/25	150,000	150,174
3.75% 3/14/26	75,000	75,573
4.80% 7/15/21	100,000	110,433
MetLife
3.00% 3/1/25	150,000	145,511
4.05% 3/1/45	150,000	140,560
4.368% 9/15/23	367,000	394,694
4.75% 2/8/21	200,000	222,253
4.875% 11/13/43	200,000	211,322
5.70% 6/15/35	50,000	58,392
5.875% 2/6/41	100,000	120,807
6.375% 6/15/34	100,000	124,041
6.40% 12/15/36	100,000	109,250
6.50% 12/15/32	100,000	125,595
6.817% 8/15/18	400,000	455,860
7.717% 2/15/19	200,000	237,050
10.75% 8/1/39	150,000	234,375
Montpelier Re Holdings 4.70% 10/15/22	100,000	102,729
Old Republic International 4.875% 10/1/24	100,000	105,210
OneBeacon US Holdings 4.60% 11/9/22	100,000	101,910
PartnerRe Finance B 5.50% 6/1/20	100,000	111,257
Primerica 4.75% 7/15/22	100,000	108,953
Principal Financial Group
1.85% 11/15/17	250,000	251,681
3.40% 5/15/25	100,000	98,584
•4.70% 5/15/55	50,000	49,750
8.875% 5/15/19	100,000	122,144
ProAssurance 5.30% 11/15/23	100,000	107,892
Progressive
3.75% 8/23/21	100,000	106,972
4.35% 4/25/44	250,000	250,911
Protective Life
7.375% 10/15/19	50,000	59,024
8.45% 10/15/39	25,000	33,303
Prudential Financial
2.30% 8/15/18	250,000	253,722
5.10% 8/15/43	250,000	266,107
•5.20% 3/15/44	100,000	98,594
5.70% 12/14/36	350,000	399,267
•5.875% 9/15/42	250,000	265,625
5.90% 3/17/36	250,000	290,325
6.00% 12/1/17	200,000	218,848
6.625% 12/1/37	400,000	501,829
6.625% 6/21/40	200,000	253,705

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Reinsurance Group of America
4.70% 9/15/23	150,000	$161,920
6.45% 11/15/19	90,000	102,979
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	123,707
Symetra Financial 4.25% 7/15/24	50,000	50,871
Torchmark 9.25% 6/15/19	25,000	31,068
Transatlantic Holdings 8.00% 11/30/39	100,000	134,057
Travelers
3.90% 11/1/20	100,000	108,237
4.60% 8/1/43	250,000	261,475
5.80% 5/15/18	250,000	276,597
5.90% 6/2/19	100,000	114,379
6.25% 6/15/37	100,000	125,919
6.75% 6/20/36	100,000	131,113
Trinity Acquisition 6.125% 8/15/43	100,000	110,277
Voya Financial
2.90% 2/15/18	100,000	102,166
5.50% 7/15/22	100,000	114,061
5.70% 7/15/43	100,000	115,761
XLIT
2.30% 12/15/18	100,000	101,003
5.25% 12/15/43	200,000	212,882
5.75% 10/1/21	100,000	114,535

		22,357,069

Internet & Catalog Retail–0.06%
Amazon.com
1.20% 11/29/17	800,000	797,081
3.80% 12/5/24	500,000	512,777
Expedia
4.50% 8/15/24	200,000	201,045
5.95% 8/15/20	100,000	110,958

		1,621,861

Internet Software & Services–0.10%
Alibaba Group Holding
#144A 2.50% 11/28/19	500,000	491,644
#144A 3.60% 11/28/24	633,000	592,526
Baidu
3.00% 6/30/20	200,000	198,875
3.25% 8/6/18	200,000	204,440
3.50% 11/28/22	200,000	196,570
4.125% 6/30/25	200,000	196,180
eBay
2.60% 7/15/22	250,000	231,418
2.875% 8/1/21	350,000	341,712
3.25% 10/15/20	100,000	101,673
Google
3.375% 2/25/24	200,000	207,705
3.625% 5/19/21	100,000	107,418

		2,870,161

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
IT Services–0.24%
Automatic Data Processing
2.25% 9/15/20	250,000	$251,705
3.375% 9/15/25	125,000	127,105
Broadridge Financial Solutions 3.95% 9/1/20	100,000	104,870
Computer Sciences 6.50% 3/15/18	150,000	165,378
Fidelity National Information Services
2.00% 4/15/18	43,000	42,798
3.50% 4/15/23	311,000	295,950
3.875% 6/5/24	100,000	95,346
Fiserv
2.70% 6/1/20	150,000	151,344
3.50% 10/1/22	150,000	152,174
3.85% 6/1/25	150,000	152,587
4.625% 10/1/20	100,000	109,192
HP Enterprise Services 7.45% 10/15/29	25,000	32,171
International Business Machines
1.125% 2/6/18	200,000	199,585
1.25% 2/6/17	350,000	352,580
1.25% 2/8/18	250,000	250,255
1.625% 5/15/20	550,000	543,241
1.875% 8/1/22	600,000	566,642
1.95% 2/12/19	200,000	202,203
2.90% 11/1/21	150,000	154,432
4.00% 6/20/42	200,000	184,887
5.60% 11/30/39	210,000	237,593
5.70% 9/14/17	300,000	326,183
5.875% 11/29/32	120,000	143,895
7.625% 10/15/18	300,000	352,372
Total System Services 3.75% 6/1/23	125,000	122,464
Western Union
2.875% 12/10/17	150,000	153,293
3.65% 8/22/18	100,000	103,373
5.253% 4/1/20	107,000	117,506
Xerox
2.80% 5/15/20	250,000	247,844
3.50% 8/20/20	100,000	100,648
4.50% 5/15/21	345,000	358,938
6.35% 5/15/18	250,000	276,139

		6,674,693

Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	76,217
5.10% 5/15/44	65,000	64,329
6.35% 3/15/40	65,000	73,925
Mattel
2.35% 5/6/19	200,000	200,042
6.20% 10/1/40	100,000	110,458

		524,971

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services–0.09%
Agilent Technologies
3.875% 7/15/23	150,000	$151,891
5.00% 7/15/20	100,000	108,926
#Keysight Technologies 144A 4.55% 10/30/24	250,000	243,949
Life Technologies 6.00% 3/1/20	150,000	171,460
Thermo Fisher Scientific
3.30% 2/15/22	650,000	652,748
3.60% 8/15/21	100,000	102,915
4.15% 2/1/24	500,000	518,773
4.50% 3/1/21	240,000	259,604
4.70% 5/1/20	100,000	108,603
Trimble Navigation 4.75% 12/1/24	100,000	100,205

		2,419,074

Machinery–0.25%
Caterpillar
1.50% 6/26/17	100,000	100,628
2.60% 6/26/22	50,000	49,099
3.803% 8/15/42	168,000	154,381
3.90% 5/27/21	150,000	161,690
4.75% 5/15/64	50,000	50,405
6.05% 8/15/36	200,000	238,458
7.90% 12/15/18	100,000	118,484
Crane 4.45% 12/15/23	100,000	104,950
Cummins
3.65% 10/1/23	139,000	145,403
4.875% 10/1/43	64,000	68,651
Deere
2.60% 6/8/22	100,000	98,290
3.90% 6/9/42	150,000	143,188
4.375% 10/16/19	350,000	380,051
5.375% 10/16/29	100,000	119,237
Dover
4.30% 3/1/21	100,000	109,496
5.375% 3/1/41	100,000	114,110
6.60% 3/15/38	25,000	32,916
Eaton
1.50% 11/2/17	200,000	199,879
2.75% 11/2/22	250,000	243,694
4.15% 11/2/42	150,000	139,011
6.95% 3/20/19	50,000	58,249
Eaton Electric Holdings
3.875% 12/15/20	100,000	106,120
6.10% 7/1/17	100,000	108,166
Flowserve 4.00% 11/15/23	64,000	65,379
Illinois Tool Works
1.95% 3/1/19	300,000	301,673
3.375% 9/15/21	60,000	62,699
3.90% 9/1/42	150,000	144,525
4.875% 9/15/41	100,000	109,793
6.25% 4/1/19	100,000	114,853

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	$259,396
5.75% 6/15/43	100,000	110,272
6.875% 8/15/18	250,000	281,950
Joy Global 5.125% 10/15/21	80,000	76,559
Kennametal 2.65% 11/1/19	150,000	150,597
Parker Hannifin
3.30% 11/21/24	60,000	61,325
4.20% 11/21/34	140,000	142,819
6.25% 5/15/38	550,000	703,486
Pentair Finance
2.90% 9/15/18	150,000	150,592
4.65% 9/15/25	150,000	151,919
5.00% 5/15/21	200,000	212,085
Snap-on 6.125% 9/1/21	50,000	59,048
Stanley Black & Decker
2.90% 11/1/22	150,000	148,983
5.20% 9/1/40	100,000	109,872
•5.75% 12/15/53	100,000	106,150
Timken 3.875% 9/1/24	70,000	67,392
Valmont Industries 5.25% 10/1/54	150,000	132,526
Wabtec 4.375% 8/15/23	100,000	103,874

		6,872,323

Media–1.11%
21st Century Fox America
3.00% 9/15/22	600,000	592,223
4.50% 2/15/21	150,000	162,357
4.75% 9/15/44	60,000	59,293
5.65% 8/15/20	300,000	343,375
6.15% 3/1/37	30,000	34,030
6.15% 2/15/41	450,000	514,959
6.40% 12/15/35	300,000	349,298
6.65% 11/15/37	175,000	209,484
6.90% 8/15/39	100,000	122,590
8.15% 10/17/36	100,000	135,518
CBS
2.30% 8/15/19	200,000	198,561
3.375% 3/1/22	100,000	99,515
4.00% 1/15/26	355,000	349,971
4.85% 7/1/42	150,000	138,275
4.90% 8/15/44	125,000	115,853
7.875% 7/30/30	200,000	260,398
CC Holdings GS V
2.381% 12/15/17	100,000	100,754
3.849% 4/15/23	150,000	149,715
CCO Safari II
#144A 3.579% 7/23/20	305,000	303,018
#144A 4.464% 7/23/22	500,000	500,846
#144A 4.908% 7/23/25	850,000	847,226
#144A 6.384% 10/23/35	190,000	192,661
#144A 6.484% 10/23/45	565,000	571,502

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CCO Safari II (continued)
#144A 6.834% 10/23/55	165,000	$165,076
Comcast
3.125% 7/15/22	100,000	101,766
3.375% 2/15/25	425,000	429,668
3.375% 8/15/25	65,000	65,580
4.20% 8/15/34	83,000	82,028
4.25% 1/15/33	200,000	199,134
4.40% 8/15/35	192,000	193,602
4.60% 8/15/45	77,000	78,901
4.65% 7/15/42	24,000	24,734
4.75% 3/1/44	350,000	366,059
5.15% 3/1/20	300,000	338,887
5.70% 5/15/18	200,000	221,385
5.70% 7/1/19	200,000	226,664
6.40% 5/15/38	250,000	313,772
6.45% 3/15/37	200,000	253,589
6.50% 1/15/17	200,000	213,709
6.50% 11/15/35	200,000	255,029
6.95% 8/15/37	250,000	329,672
7.05% 3/15/33	500,000	660,297
DIRECTV Holdings
1.75% 1/15/18	75,000	74,803
3.80% 3/15/22	200,000	201,589
3.95% 1/15/25	225,000	221,109
4.45% 4/1/24	300,000	308,277
4.60% 2/15/21	300,000	321,205
5.00% 3/1/21	200,000	218,248
5.15% 3/15/42	150,000	141,445
5.20% 3/15/20	565,000	617,803
5.875% 10/1/19	40,000	44,859
6.00% 8/15/40	200,000	206,362
6.35% 3/15/40	50,000	53,898
Discovery Communications
3.30% 5/15/22	150,000	146,370
4.375% 6/15/21	100,000	104,319
4.875% 4/1/43	100,000	86,560
5.05% 6/1/20	200,000	217,783
5.625% 8/15/19	200,000	223,391
6.35% 6/1/40	150,000	158,010
Disney (Walt)
0.875% 5/30/17	150,000	149,925
1.125% 2/15/17	550,000	552,839
1.50% 9/17/18	70,000	70,270
2.15% 9/17/20	100,000	100,448
2.35% 12/1/22	300,000	296,595
3.15% 9/17/25	100,000	101,428
3.70% 12/1/42	150,000	141,487
3.75% 6/1/21	200,000	215,907
4.125% 12/1/41	100,000	100,954
4.125% 6/1/44	83,000	83,500
6.00% 7/17/17	150,000	163,598

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Grupo Televisa
6.625% 1/15/40	100,000	$109,010
8.50% 3/11/32	200,000	252,997
Historic TW
6.625% 5/15/29	300,000	367,607
6.875% 6/15/18	400,000	452,468
Interpublic Group
2.25% 11/15/17	150,000	150,445
4.00% 3/15/22	70,000	70,689
NBCUniversal Media
2.875% 1/15/23	575,000	570,187
4.375% 4/1/21	200,000	219,276
4.45% 1/15/43	675,000	673,788
5.15% 4/30/20	670,000	756,729
5.95% 4/1/41	200,000	239,889
Omnicom Group
3.625% 5/1/22	200,000	202,660
4.45% 8/15/20	35,000	37,842
6.25% 7/15/19	250,000	286,133
RELX Capital 8.625% 1/15/19	100,000	119,186
Scripps Networks Interactive
2.75% 11/15/19	50,000	50,093
2.80% 6/15/20	100,000	99,098
3.50% 6/15/22	100,000	98,065
3.90% 11/15/24	150,000	147,472
3.95% 6/15/25	100,000	96,992
Thomson Reuters
1.30% 2/23/17	107,000	106,811
4.30% 11/23/23	200,000	208,114
4.70% 10/15/19	400,000	436,892
6.50% 7/15/18	150,000	168,421
Time Warner
3.55% 6/1/24	200,000	198,543
4.70% 1/15/21	100,000	109,327
4.75% 3/29/21	150,000	163,301
4.875% 3/15/20	200,000	221,938
4.90% 6/15/42	200,000	200,348
6.10% 7/15/40	100,000	113,341
6.25% 3/29/41	800,000	924,509
6.50% 11/15/36	100,000	116,548
7.625% 4/15/31	325,000	416,035
7.70% 5/1/32	330,000	429,627
Time Warner Cable
4.00% 9/1/21	500,000	510,643
5.00% 2/1/20	145,000	155,728
5.50% 9/1/41	100,000	89,853
5.85% 5/1/17	500,000	529,371
5.875% 11/15/40	100,000	95,487
6.55% 5/1/37	200,000	197,076
6.75% 7/1/18	300,000	334,035
6.75% 6/15/39	200,000	200,636
7.30% 7/1/38	150,000	157,551

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued)
8.25% 4/1/19	250,000	$291,543
8.75% 2/14/19	200,000	235,047
Time Warner Entertainment
8.375% 3/15/23	250,000	306,620
8.375% 7/15/33	200,000	232,545
Viacom
2.50% 9/1/18	120,000	120,718
3.125% 6/15/22	550,000	513,274
3.25% 3/15/23	250,000	229,030
3.50% 4/1/17	100,000	102,532
3.875% 4/1/24	200,000	187,830
4.375% 3/15/43	477,000	353,090
5.625% 9/15/19	200,000	220,224
5.85% 9/1/43	150,000	139,321
6.875% 4/30/36	125,000	130,229
WPP Finance 2010
4.75% 11/21/21	100,000	109,481
5.625% 11/15/43	250,000	262,946

		30,713,147

Metals & Mining–0.46%
Barrick Gold
3.85% 4/1/22	250,000	228,687
4.10% 5/1/23	200,000	177,262
5.25% 4/1/42	300,000	235,627
6.95% 4/1/19	100,000	112,067
Barrick North America Finance
4.40% 5/30/21	200,000	194,577
5.70% 5/30/41	500,000	404,973
5.75% 5/1/43	150,000	128,137
7.50% 9/15/38	25,000	24,710
Barrick PD Australia Finance 5.95% 10/15/39	100,000	83,267
BHP Billiton Finance USA
1.625% 2/24/17	350,000	352,029
1.875% 11/21/16	250,000	252,243
3.25% 11/21/21	250,000	253,363
3.85% 9/30/23	200,000	200,909
4.125% 2/24/42	125,000	112,322
5.00% 9/30/43	500,000	507,635
5.40% 3/29/17	100,000	106,002
6.50% 4/1/19	150,000	171,392
Freeport-McMoRan
2.15% 3/1/17	100,000	95,250
2.375% 3/15/18	400,000	352,000
3.10% 3/15/20	775,000	649,551
3.55% 3/1/22	300,000	226,500
3.875% 3/15/23	225,000	168,469
5.45% 3/15/43	225,000	157,500
Goldcorp
2.125% 3/15/18	100,000	98,890

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Goldcorp (continued)
3.70% 3/15/23	200,000	$186,451
Kinross Gold 5.95% 3/15/24	139,000	113,133
Newmont Mining
3.50% 3/15/22	150,000	134,822
4.875% 3/15/42	650,000	503,603
5.125% 10/1/19	180,000	190,384
6.25% 10/1/39	100,000	90,728
Nucor
4.00% 8/1/23	139,000	141,875
4.125% 9/15/22	100,000	104,072
5.20% 8/1/43	100,000	102,847
5.75% 12/1/17	50,000	53,937
5.85% 6/1/18	100,000	109,187
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	143,398
Rio Tinto Alcan 6.125% 12/15/33	150,000	165,862
Rio Tinto Finance USA
1.625% 8/21/17	250,000	249,247
2.25% 12/14/18	150,000	149,241
2.875% 8/21/22	250,000	237,061
3.50% 11/2/20	250,000	260,063
3.75% 9/20/21	150,000	153,919
3.75% 6/15/25	700,000	684,153
4.125% 5/20/21	200,000	209,923
4.125% 8/21/42	150,000	129,347
5.20% 11/2/40	100,000	97,170
6.50% 7/15/18	250,000	279,117
7.125% 7/15/28	75,000	93,374
9.00% 5/1/19	100,000	122,431
Southern Copper
3.50% 11/8/22	89,000	85,933
5.25% 11/8/42	150,000	114,223
5.375% 4/16/20	125,000	134,366
5.875% 4/23/45	69,000	56,363
6.75% 4/16/40	110,000	98,189
7.50% 7/27/35	200,000	195,088
Teck Resources
2.50% 2/1/18	250,000	202,452
4.50% 1/15/21	100,000	67,473
4.75% 1/15/22	104,000	66,902
5.20% 3/1/42	250,000	138,479
6.00% 8/15/40	100,000	55,124
6.25% 7/15/41	201,000	111,800
Vale 5.625% 9/11/42	150,000	103,500
Vale Overseas
4.375% 1/11/22	250,000	221,110
4.625% 9/15/20	100,000	96,215
5.625% 9/15/19	300,000	301,926
6.25% 1/23/17	250,000	254,623
6.875% 11/21/36	350,000	276,535
6.875% 11/10/39	170,000	132,272

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Worthington Industries 4.55% 4/15/26	40,000	$40,028
Yamana Gold 4.95% 7/15/24	50,000	44,754

		12,796,062

Multiline Retail–0.13%
Dollar General 3.25% 4/15/23	200,000	190,903
Kohl’s
4.00% 11/1/21	200,000	206,913
4.25% 7/17/25	50,000	50,185
4.75% 12/15/23	150,000	159,387
5.55% 7/17/45	50,000	49,158
Macy’s Retail Holdings
2.875% 2/15/23	100,000	94,213
3.625% 6/1/24	150,000	145,341
4.375% 9/1/23	90,000	93,129
5.125% 1/15/42	100,000	93,799
5.90% 12/1/16	107,000	112,604
6.70% 7/15/34	150,000	173,468
6.90% 4/1/29	150,000	182,904
Nordstrom
4.75% 5/1/20	100,000	111,124
5.00% 1/15/44	281,000	301,978
Target
2.30% 6/26/19	200,000	204,392
2.90% 1/15/22	300,000	306,374
3.875% 7/15/20	100,000	108,882
4.00% 7/1/42	150,000	147,903
6.00% 1/15/18	250,000	276,152
6.35% 11/1/32	100,000	126,027
6.50% 10/15/37	200,000	262,209
7.00% 1/15/38	200,000	275,734

		3,672,779

Multi-Utilities–0.28%
American Water Capital
3.85% 3/1/24	250,000	263,311
4.30% 12/1/42	100,000	100,599
6.085% 10/15/17	100,000	109,363
Avista
5.125% 4/1/22	30,000	33,729
5.95% 6/1/18	100,000	110,448
Consolidated Edison New York
3.95% 3/1/43	150,000	142,547
4.45% 3/15/44	200,000	205,056
4.625% 12/1/54	500,000	503,117
5.50% 12/1/39	250,000	290,148
5.85% 3/15/36	100,000	121,105
6.30% 8/15/37	20,000	25,114
6.65% 4/1/19	200,000	230,159
6.75% 4/1/38	25,000	33,304
7.125% 12/1/18	200,000	232,505

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Dominion Resources
2.50% 12/1/19	600,000	$604,282
2.75% 9/15/22	250,000	244,299
4.45% 3/15/21	100,000	107,885
4.90% 8/1/41	60,000	61,554
5.20% 8/15/19	80,000	88,643
5.95% 6/15/35	25,000	28,636
6.40% 6/15/18	76,000	84,957
DTE Energy
2.40% 12/1/19	150,000	151,076
#144A 3.30% 6/15/22	200,000	204,956
3.50% 6/1/24	100,000	101,697
KeySpan 8.00% 11/15/30	25,000	34,631
NiSource Finance
3.85% 2/15/23	50,000	51,952
4.80% 2/15/44	100,000	103,837
5.25% 2/15/43	59,000	64,359
5.45% 9/15/20	125,000	140,688
5.80% 2/1/42	100,000	116,383
6.125% 3/1/22	100,000	116,636
6.40% 3/15/18	210,000	233,316
Puget Energy
#144A 3.65% 5/15/25	200,000	197,769
6.00% 9/1/21	200,000	230,268
Puget Sound Energy
4.434% 11/15/41	100,000	103,992
5.638% 4/15/41	80,000	97,724
5.764% 7/15/40	50,000	60,212
5.795% 3/15/40	100,000	124,795
San Diego Gas & Electric
3.00% 8/15/21	175,000	182,828
3.60% 9/1/23	200,000	209,678
6.00% 6/1/39	110,000	140,372
SCANA
4.125% 2/1/22	500,000	508,797
6.25% 4/1/20	100,000	112,917
Sempra Energy
2.40% 3/15/20	250,000	250,006
2.875% 10/1/22	150,000	147,330
6.00% 10/15/39	125,000	146,276
6.15% 6/15/18	25,000	27,748
United Utilities 5.375% 2/1/19	100,000	108,196
WEC Energy Group
1.65% 6/15/18	35,000	35,100
2.45% 6/15/20	50,000	50,565
3.55% 6/15/25	50,000	50,885

		7,725,750

Oil, Gas & Consumable Fuels–2.49%
Anadarko Finance 7.50% 5/1/31	250,000	305,785
Anadarko Petroleum
6.375% 9/15/17	300,000	323,888

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum (continued)
6.45% 9/15/36	250,000	$275,854
7.95% 6/15/39	200,000	255,735
8.70% 3/15/19	200,000	236,070
ANR Pipeline 9.625% 11/1/21	500,000	666,045
Apache
3.25% 4/15/22	473,000	461,172
4.25% 1/15/44	100,000	85,351
4.75% 4/15/43	200,000	181,133
5.10% 9/1/40	350,000	335,367
5.25% 2/1/42	100,000	97,798
6.00% 1/15/37	50,000	53,474
Boardwalk Pipelines
3.375% 2/1/23	100,000	86,864
4.95% 12/15/24	50,000	46,397
5.75% 9/15/19	100,000	105,595
Buckeye Partners
4.875% 2/1/21	260,000	265,865
5.50% 8/15/19	50,000	52,930
5.85% 11/15/43	500,000	459,014
Burlington Resources Finance 7.20% 8/15/31	100,000	127,736
Canadian Natural Resources
3.80% 4/15/24	43,000	39,836
3.90% 2/1/25	200,000	184,256
5.70% 5/15/17	250,000	263,931
5.85% 2/1/35	200,000	192,440
5.90% 2/1/18	100,000	107,747
6.25% 3/15/38	150,000	149,865
Cenovus Energy
3.80% 9/15/23	250,000	235,468
4.45% 9/15/42	100,000	79,514
5.70% 10/15/19	100,000	109,169
6.75% 11/15/39	200,000	208,094
Chevron
1.104% 12/5/17	300,000	298,893
1.345% 11/15/17	500,000	501,889
1.718% 6/24/18	500,000	504,075
2.193% 11/15/19	500,000	505,688
2.355% 12/5/22	500,000	483,998
3.191% 6/24/23	550,000	557,928
4.95% 3/3/19	100,000	110,809
CNOOC Finance 2013
3.00% 5/9/23	250,000	234,785
4.25% 5/9/43	1,000,000	933,536
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	197,346
4.20% 5/5/45	200,000	184,101
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	190,709
Columbia Pipeline Group
#144A 2.45% 6/1/18	50,000	50,129

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Columbia Pipeline Group (continued)
#144A 4.50% 6/1/25	250,000	$243,147
#144A 5.80% 6/1/45	100,000	95,816
ConocoPhillips
1.05% 12/15/17	250,000	248,080
2.40% 12/15/22	450,000	424,506
3.35% 5/15/25	180,000	175,618
4.15% 11/15/34	90,000	85,599
4.30% 11/15/44	150,000	142,351
5.75% 2/1/19	425,000	477,681
5.90% 5/15/38	450,000	514,660
6.00% 1/15/20	200,000	230,875
6.50% 2/1/39	380,000	460,578
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	104,430
ConocoPhillips Holding 6.95% 4/15/29	200,000	248,148
Continental Resources
3.80% 6/1/24	435,000	353,449
4.50% 4/15/23	700,000	608,801
4.90% 6/1/44	100,000	71,722
Devon Energy
3.25% 5/15/22	250,000	240,418
4.00% 7/15/21	100,000	102,721
4.75% 5/15/42	100,000	88,721
5.00% 6/15/45	70,000	63,654
5.60% 7/15/41	300,000	290,819
6.30% 1/15/19	100,000	112,033
7.95% 4/15/32	100,000	123,219
Devon Financing 7.875% 9/30/31	200,000	245,306
Ecopetrol
4.125% 1/16/25	500,000	422,500
5.375% 6/26/26	210,000	183,487
5.875% 9/18/23	200,000	193,000
5.875% 5/28/45	155,000	118,963
7.625% 7/23/19	200,000	220,440
El Paso Natural Gas
5.95% 4/15/17	100,000	105,539
8.375% 6/15/32	100,000	113,197
Enable Midstream Partners
#144A 3.90% 5/15/24	200,000	176,686
#144A 5.00% 5/15/44	70,000	52,037
Enbridge
3.50% 6/10/24	100,000	90,584
4.00% 10/1/23	150,000	140,838
4.50% 6/10/44	100,000	78,364
5.60% 4/1/17	100,000	104,617
Enbridge Energy Partners
5.20% 3/15/20	100,000	107,300
6.50% 4/15/18	50,000	54,381
7.50% 4/15/38	300,000	334,948
9.875% 3/1/19	50,000	60,412

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Encana
6.50% 5/15/19	300,000	$329,244
6.50% 2/1/38	100,000	88,473
6.625% 8/15/37	250,000	224,736
7.20% 11/1/31	50,000	49,494
Energy Transfer Partners
2.50% 6/15/18	215,000	214,184
3.60% 2/1/23	100,000	90,168
4.05% 3/15/25	100,000	88,542
4.15% 10/1/20	150,000	151,892
4.75% 1/15/26	400,000	368,764
5.15% 3/15/45	150,000	117,400
5.20% 2/1/22	250,000	251,491
5.95% 10/1/43	125,000	110,827
6.125% 12/15/45	400,000	356,262
6.50% 2/1/42	150,000	138,059
7.50% 7/1/38	200,000	210,394
7.60% 2/1/24	150,000	166,878
EnLink Midstream Partners
4.15% 6/1/25	50,000	45,955
4.40% 4/1/24	150,000	143,058
5.60% 4/1/44	100,000	91,313
Enterprise Products Operating
1.65% 5/7/18	100,000	99,381
3.35% 3/15/23	350,000	338,851
3.70% 2/15/26	150,000	142,042
3.75% 2/15/25	640,000	611,117
3.90% 2/15/24	200,000	196,707
4.05% 2/15/22	100,000	102,101
4.45% 2/15/43	125,000	106,896
4.85% 8/15/42	200,000	176,826
4.85% 3/15/44	125,000	111,840
4.90% 5/15/46	100,000	90,901
5.20% 9/1/20	100,000	110,084
5.25% 1/31/20	100,000	109,792
5.70% 2/15/42	150,000	150,659
5.75% 3/1/35	250,000	254,474
5.95% 2/1/41	100,000	103,359
6.125% 10/15/39	50,000	52,780
6.30% 9/15/17	100,000	108,578
6.50% 1/31/19	100,000	112,240
7.55% 4/15/38	100,000	120,458
EOG Resources
2.625% 3/15/23	150,000	145,807
3.15% 4/1/25	250,000	245,899
3.90% 4/1/35	350,000	331,388
4.40% 6/1/20	150,000	164,122
6.875% 10/1/18	25,000	28,710
EQT
4.875% 11/15/21	100,000	101,953
8.125% 6/1/19	75,000	88,192
EQT Midstream Partners 4.00% 8/1/24	55,000	48,639

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil
1.305% 3/6/18	500,000	$501,359
1.819% 3/15/19	500,000	504,416
3.567% 3/6/45	800,000	756,683
Freeport-McMoran Oil & Gas 6.875% 2/15/23	196,000	173,901
Hess
5.60% 2/15/41	200,000	186,988
7.125% 3/15/33	100,000	111,399
7.30% 8/15/31	250,000	281,183
8.125% 2/15/19	285,000	333,091
Husky Energy
3.95% 4/15/22	150,000	145,073
4.00% 4/15/24	50,000	47,267
7.25% 12/15/19	125,000	143,160
Kerr-McGee 6.95% 7/1/24	100,000	117,261
Kinder Morgan
2.00% 12/1/17	110,000	109,260
4.30% 6/1/25	200,000	180,015
5.55% 6/1/45	700,000	583,349
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	295,376
3.50% 3/1/21	520,000	497,854
3.50% 9/1/23	500,000	443,107
3.95% 9/1/22	100,000	94,045
5.00% 10/1/21	250,000	256,317
5.00% 8/15/42	500,000	396,408
5.00% 3/1/43	250,000	196,025
5.30% 9/15/20	250,000	265,642
5.80% 3/15/35	150,000	134,778
5.95% 2/15/18	50,000	53,561
6.50% 9/1/39	100,000	95,228
6.55% 9/15/40	200,000	187,841
7.75% 3/15/32	200,000	206,432
Magellan Midstream Partners
3.20% 3/15/25	100,000	93,074
4.20% 3/15/45	150,000	125,237
4.25% 2/1/21	150,000	156,117
6.55% 7/15/19	50,000	57,057
Marathon Oil
2.80% 11/1/22	125,000	112,048
5.90% 3/15/18	500,000	540,373
6.60% 10/1/37	100,000	100,495
Marathon Petroleum
3.625% 9/15/24	250,000	242,059
5.00% 9/15/54	500,000	438,657
5.125% 3/1/21	135,000	147,280
6.50% 3/1/41	145,000	154,438
Murphy Oil 2.50% 12/1/17	500,000	488,439
Nexen Energy
6.20% 7/30/19	130,000	145,254

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Nexen Energy (continued)
6.40% 5/15/37	150,000	$177,523
7.50% 7/30/39	200,000	267,170
Noble Energy
4.15% 12/15/21	100,000	100,760
5.05% 11/15/44	800,000	695,241
5.25% 11/15/43	250,000	222,895
6.00% 3/1/41	135,000	128,383
8.25% 3/1/19	100,000	117,536
Noble Holding International
2.50% 3/15/17	100,000	93,029
3.95% 3/15/22	100,000	75,333
6.20% 8/1/40	125,000	81,235
Northwest Pipeline 6.05% 6/15/18	300,000	331,012
Occidental Petroleum
1.50% 2/15/18	100,000	99,820
1.75% 2/15/17	250,000	252,220
2.70% 2/15/23	200,000	193,375
3.125% 2/15/22	150,000	151,313
3.50% 6/15/25	450,000	449,285
4.10% 2/1/21	100,000	107,757
ONEOK Partners
3.20% 9/15/18	100,000	100,685
3.375% 10/1/22	150,000	135,126
3.80% 3/15/20	100,000	100,897
4.90% 3/15/25	100,000	93,279
6.125% 2/1/41	100,000	90,255
6.15% 10/1/16	50,000	51,575
6.20% 9/15/43	178,000	161,947
6.65% 10/1/36	100,000	100,024
8.625% 3/1/19	100,000	116,620
Petro-Canada
5.95% 5/15/35	200,000	223,123
6.80% 5/15/38	100,000	123,344
9.25% 10/15/21	50,000	66,531
Petroleos Mexicanos
2.378% 4/15/25	190,000	193,463
3.125% 1/23/19	80,000	78,500
3.50% 7/18/18	200,000	202,700
3.50% 1/30/23	800,000	722,000
#144A 4.50% 1/23/26	250,000	231,100
4.875% 1/24/22	1,250,000	1,240,887
4.875% 1/18/24	500,000	485,200
5.50% 1/21/21	400,000	421,580
6.00% 3/5/20	260,000	279,084
6.375% 1/23/45	609,000	550,171
6.50% 6/2/41	800,000	739,840
6.625% 6/15/35	250,000	235,625
8.00% 5/3/19	550,000	623,920
Phillips 66
2.95% 5/1/17	950,000	972,263

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66 (continued)
4.65% 11/15/34	350,000	$341,771
5.875% 5/1/42	250,000	271,537
Pioneer Natural Resources
3.95% 7/15/22	100,000	99,031
6.875% 5/1/18	400,000	439,146
Plains All American Pipeline
4.30% 1/31/43	100,000	83,903
4.65% 10/15/25	200,000	201,133
4.70% 6/15/44	600,000	528,806
5.15% 6/1/42	200,000	185,883
5.75% 1/15/20	100,000	110,008
6.65% 1/15/37	125,000	133,043
8.75% 5/1/19	150,000	179,062
Shell International Finance
0.90% 11/15/16	200,000	200,502
1.125% 8/21/17	500,000	500,783
2.00% 11/15/18	300,000	303,752
2.125% 5/11/20	350,000	350,744
2.375% 8/21/22	250,000	241,580
3.25% 5/11/25	650,000	644,072
3.40% 8/12/23	650,000	665,313
4.125% 5/11/35	156,000	152,260
4.30% 9/22/19	200,000	217,978
4.375% 3/25/20	75,000	82,419
4.375% 5/11/45	167,000	165,819
4.55% 8/12/43	100,000	101,023
5.50% 3/25/40	100,000	114,569
6.375% 12/15/38	300,000	375,509
Southwestern Energy
3.30% 1/23/18	500,000	491,569
4.10% 3/15/22	200,000	181,170
Spectra Energy Capital
5.65% 3/1/20	100,000	108,361
7.50% 9/15/38	350,000	385,670
Spectra Energy Partners 2.95% 9/25/18	350,000	355,113
Statoil
1.15% 5/15/18	250,000	248,221
1.25% 11/9/17	250,000	249,437
2.45% 1/17/23	200,000	190,981
2.65% 1/15/24	100,000	95,713
3.15% 1/23/22	200,000	202,689
3.70% 3/1/24	600,000	617,730
3.95% 5/15/43	250,000	234,357
4.80% 11/8/43	150,000	160,287
5.10% 8/17/40	200,000	221,120
5.25% 4/15/19	250,000	277,991
7.15% 1/15/29	25,000	33,199
Suncor Energy
3.60% 12/1/24	250,000	248,338
6.10% 6/1/18	150,000	165,739
6.50% 6/15/38	250,000	300,483

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy (continued)
6.85% 6/1/39	100,000	$124,417
7.15% 2/1/32	25,000	31,084
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	174,140
5.30% 4/1/44	200,000	162,294
6.85% 2/15/40	100,000	97,822
Talisman Energy
3.75% 2/1/21	250,000	236,045
7.75% 6/1/19	125,000	140,537
TC PipeLines 4.375% 3/13/25	150,000	144,273
Tennessee Gas Pipeline
7.50% 4/1/17	400,000	429,539
7.625% 4/1/37	150,000	157,302
Tosco 8.125% 2/15/30	100,000	139,256
Total Capital
4.125% 1/28/21	100,000	109,445
4.45% 6/24/20	100,000	110,467
Total Capital Canada
1.45% 1/15/18	200,000	200,468
2.75% 7/15/23	300,000	288,407
Total Capital International
1.00% 1/10/17	500,000	500,343
1.55% 6/28/17	150,000	151,163
2.10% 6/19/19	300,000	303,443
2.70% 1/25/23	200,000	195,001
2.875% 2/17/22	200,000	199,559
3.70% 1/15/24	100,000	103,062
TransCanada PipeLines
2.50% 8/1/22	150,000	141,187
3.75% 10/16/23	150,000	149,928
3.80% 10/1/20	100,000	106,035
4.625% 3/1/34	200,000	192,033
6.10% 6/1/40	100,000	110,825
•6.35% 5/15/67	150,000	126,937
6.50% 8/15/18	200,000	224,328
7.25% 8/15/38	100,000	124,313
7.625% 1/15/39	250,000	320,495
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	76,643
Valero Energy
3.65% 3/15/25	100,000	96,231
4.90% 3/15/45	150,000	134,024
6.125% 2/1/20	65,000	73,773
6.625% 6/15/37	300,000	330,523
7.50% 4/15/32	100,000	118,763
9.375% 3/15/19	200,000	244,098
Western Gas Partners
3.95% 6/1/25	150,000	140,771
4.00% 7/1/22	150,000	145,380
5.45% 4/1/44	100,000	92,025

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams
3.70% 1/15/23	139,000	$107,954
4.55% 6/24/24	250,000	198,571
5.75% 6/24/44	100,000	69,262
8.75% 3/15/32	109,000	103,926
Williams Partners
3.90% 1/15/25	425,000	366,649
4.00% 11/15/21	100,000	96,187
4.30% 3/4/24	195,000	177,225
5.25% 3/15/20	200,000	213,396
6.30% 4/15/40	470,000	423,862
XTO Energy 6.50% 12/15/18	100,000	115,458

		68,804,710

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	197,196
5.00% 1/21/21	100,000	104,943
Domtar
4.40% 4/1/22	100,000	102,003
6.75% 2/15/44	100,000	100,478
Georgia-Pacific 8.00% 1/15/24	250,000	324,520
International Paper
4.75% 2/15/22	200,000	216,289
4.80% 6/15/44	200,000	185,903
5.00% 9/15/35	100,000	98,355
5.15% 5/15/46	200,000	196,122
6.00% 11/15/41	135,000	145,833
7.30% 11/15/39	100,000	122,768
7.50% 8/15/21	80,000	97,325
7.95% 6/15/18	300,000	347,534
MeadWestvaco 8.20% 1/15/30	150,000	206,351
Plum Creek Timberlands 4.70% 3/15/21	100,000	108,325

		2,553,945

Personal Products–0.05%
Colgate-Palmolive
0.90% 5/1/18	100,000	99,348
1.30% 1/15/17	200,000	201,829
1.50% 11/1/18	250,000	251,964
1.75% 3/15/19	344,000	347,540
2.30% 5/3/22	100,000	99,139
4.00% 8/15/45	100,000	100,221
Estee Lauder 4.375% 6/15/45	250,000	256,606

		1,356,647

Pharmaceuticals–1.00%
Abbott Laboratories
5.125% 4/1/19	478,000	528,824
5.30% 5/27/40	250,000	286,083
6.00% 4/1/39	50,000	61,596
6.15% 11/30/37	50,000	61,891

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie
1.75% 11/6/17	750,000	$752,612
1.80% 5/14/18	625,000	623,661
2.50% 5/14/20	500,000	497,776
2.90% 11/6/22	500,000	487,931
3.20% 11/6/22	225,000	225,160
3.60% 5/14/25	250,000	247,063
4.40% 11/6/42	300,000	275,173
4.50% 5/14/35	600,000	581,040
4.70% 5/14/45	665,000	647,745
Actavis
3.25% 10/1/22	250,000	244,174
4.625% 10/1/42	125,000	115,978
6.125% 8/15/19	45,000	50,662
Actavis Funding
2.35% 3/12/18	1,000,000	1,004,571
2.45% 6/15/19	210,000	210,572
3.45% 3/15/22	500,000	494,977
4.55% 3/15/35	1,000,000	922,938
4.85% 6/15/44	650,000	594,620
Allergan 1.35% 3/15/18	550,000	540,609
AstraZeneca
4.00% 9/18/42	150,000	146,537
5.90% 9/15/17	350,000	381,520
6.45% 9/15/37	450,000	583,539
Baxalta
#144A 2.00% 6/22/18	50,000	49,883
#144A 2.875% 6/23/20	100,000	100,072
#144A 3.60% 6/23/22	100,000	101,109
#144A 4.00% 6/23/25	150,000	150,533
#144A 5.25% 6/23/45	45,000	45,522
Bristol-Myers Squibb
1.75% 3/1/19	200,000	200,875
2.00% 8/1/22	100,000	96,024
3.25% 8/1/42	100,000	86,265
4.50% 3/1/44	500,000	530,470
5.875% 11/15/36	195,000	239,605
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	749,375
5.375% 4/15/34	100,000	113,788
5.65% 5/15/18	450,000	499,188
6.375% 5/15/38	450,000	572,500
Johnson & Johnson
1.65% 12/5/18	800,000	812,002
2.45% 12/5/21	150,000	152,752
2.95% 9/1/20	100,000	105,957
3.55% 5/15/21	100,000	108,842
4.375% 12/5/33	183,000	200,255
4.85% 5/15/41	100,000	115,577
5.15% 7/15/18	250,000	277,147
5.85% 7/15/38	100,000	128,649

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Lilly (Eli)
1.25% 3/1/18	610,000	$609,854
1.95% 3/15/19	250,000	253,662
2.75% 6/1/25	110,000	108,442
5.20% 3/15/17	140,000	148,770
5.50% 3/15/27	100,000	120,940
Merck
1.10% 1/31/18	150,000	149,871
1.30% 5/18/18	100,000	100,088
1.85% 2/10/20	400,000	401,143
2.40% 9/15/22	150,000	146,432
2.75% 2/10/25	900,000	877,080
2.80% 5/18/23	250,000	248,624
3.60% 9/15/42	100,000	92,709
3.875% 1/15/21	400,000	430,426
4.15% 5/18/43	242,000	240,039
6.50% 12/1/33	100,000	133,303
6.55% 9/15/37	100,000	133,975
Merck Sharp & Dohme
5.00% 6/30/19	100,000	111,462
5.85% 6/30/39	50,000	61,840
Mylan
2.55% 3/28/19	75,000	73,955
2.60% 6/24/18	200,000	199,780
5.40% 11/29/43	133,000	131,965
Novartis Capital
2.40% 9/21/22	250,000	247,187
3.40% 5/6/24	250,000	259,246
3.70% 9/21/42	150,000	144,363
4.40% 4/24/20	100,000	110,824
4.40% 5/6/44	250,000	269,579
Novartis Securities Investment 5.125% 2/10/19	400,000	445,291
Perrigo
1.30% 11/8/16	206,000	204,505
4.00% 11/15/23	250,000	248,926
Pfizer
0.90% 1/15/17	500,000	501,012
2.10% 5/15/19	300,000	304,455
3.00% 6/15/23	200,000	200,415
3.40% 5/15/24	400,000	408,326
4.40% 5/15/44	400,000	402,833
6.20% 3/15/19	400,000	457,041
7.20% 3/15/39	300,000	413,089
Sanofi
1.25% 4/10/18	91,000	90,851
4.00% 3/29/21	325,000	351,048
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	167,873
6.15% 2/1/36	100,000	114,761
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	247,071

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV (continued)
3.65% 11/10/21	250,000	$253,379
Wyeth
5.95% 4/1/37	350,000	421,352
6.00% 2/15/36	100,000	120,829
6.50% 2/1/34	100,000	126,211
Zoetis
3.25% 2/1/23	163,000	156,786
4.70% 2/1/43	150,000	134,888

		27,580,143

Real Estate Investment Trusts–0.67%
Alexandria Real Estate Equities
4.50% 7/30/29	110,000	110,156
American Tower
2.80% 6/1/20	100,000	99,902
3.45% 9/15/21	250,000	251,464
3.50% 1/31/23	250,000	241,235
4.00% 6/1/25	100,000	97,765
4.50% 1/15/18	200,000	210,505
4.70% 3/15/22	225,000	236,868
5.00% 2/15/24	100,000	105,245
5.05% 9/1/20	100,000	109,414
5.90% 11/1/21	65,000	73,683
AvalonBay Communities
3.45% 6/1/25	100,000	98,766
3.50% 11/15/24	200,000	199,738
3.625% 10/1/20	200,000	209,528
6.10% 3/15/20	100,000	115,372
BioMed Realty 2.625% 5/1/19	100,000	96,840
Boston Properties
3.70% 11/15/18	100,000	104,857
3.85% 2/1/23	125,000	128,230
4.125% 5/15/21	250,000	266,936
5.625% 11/15/20	150,000	169,930
5.875% 10/15/19	100,000	113,473
Brandywine Operating Partnership
4.55% 10/1/29	200,000	196,845
4.95% 4/15/18	100,000	105,853
Brixmor Operating Partnership
3.85% 2/1/25	70,000	68,106
3.875% 8/15/22	95,000	95,999
Brookfield Asset Management 4.00% 1/15/25	150,000	149,597
Camden Property Trust
4.25% 1/15/24	67,000	70,182
4.625% 6/15/21	100,000	108,032
Carey (W.P.) 4.60% 4/1/24	100,000	102,151
CBL & Associates 5.25% 12/1/23	67,000	69,910
Corporate Office Properties 3.70% 6/15/21	350,000	343,755
CubeSmart 4.375% 12/15/23	100,000	104,865

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
DDR
3.50% 1/15/21	150,000	$152,769
7.50% 4/1/17	200,000	216,522
Digital Delta Holdings
#144A 3.40% 10/1/20	100,000	100,491
#144A 4.75% 10/1/25	100,000	101,625
Digital Realty Trust
3.95% 7/1/22	150,000	150,054
5.25% 3/15/21	100,000	109,001
Duke Realty
3.75% 12/1/24	250,000	246,489
4.375% 6/15/22	100,000	104,685
EPR Properties
5.25% 7/15/23	75,000	77,189
5.75% 8/15/22	100,000	106,364
ERP Operating
2.375% 7/1/19	150,000	151,291
3.375% 6/1/25	100,000	98,824
4.50% 7/1/44	150,000	151,701
4.50% 6/1/45	50,000	50,658
4.625% 12/15/21	150,000	163,698
4.75% 7/15/20	100,000	109,775
Essex Portfolio
3.25% 5/1/23	100,000	97,757
3.375% 1/15/23	250,000	249,564
Excel Trust 4.625% 5/15/24	50,000	49,545
Federal Realty Investment Trust
2.75% 6/1/23	100,000	96,687
4.50% 12/1/44	50,000	49,801
Government Properties Income Trust 3.75% 8/15/19	100,000	102,634
HCP
2.625% 2/1/20	200,000	199,512
3.75% 2/1/19	100,000	104,489
3.875% 8/15/24	200,000	196,032
4.00% 6/1/25	250,000	245,421
4.25% 11/15/23	186,000	187,510
5.375% 2/1/21	200,000	221,768
Health Care REIT
4.50% 1/15/24	250,000	261,907
5.25% 1/15/22	100,000	109,736
6.125% 4/15/20	135,000	154,458
6.50% 3/15/41	250,000	302,923
Healthcare Realty Trust 5.75% 1/15/21	200,000	224,389
Healthcare Trust of America Holdings 3.375% 7/15/21	100,000	99,966
Highwoods Realty 3.20% 6/15/21	200,000	197,871
Hospitality Properties Trust
5.00% 8/15/22	300,000	317,929
5.625% 3/15/17	100,000	104,826
Host Hotels & Resorts 4.75% 3/1/23	150,000	158,050

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts (continued)
5.25% 3/15/22	400,000	$434,921
Kilroy Realty
4.25% 8/15/29	150,000	145,553
4.80% 7/15/18	100,000	106,284
Kimco Realty
3.20% 5/1/21	150,000	152,032
6.875% 10/1/19	150,000	175,491
Lexington Realty Trust 4.40% 6/15/24	60,000	61,163
Liberty Property
4.125% 6/15/22	50,000	51,301
4.40% 2/15/24	100,000	104,108
5.50% 12/15/16	100,000	104,697
6.625% 10/1/17	50,000	54,755
Mack-Cali Realty 7.75% 8/15/19	100,000	115,940
Mid-America Apartments
3.75% 6/15/24	100,000	98,352
4.30% 10/15/23	50,000	51,427
National Retail Properties
3.30% 4/15/23	100,000	97,478
5.50% 7/15/21	100,000	112,403
Omega Healthcare Investors
#144A 4.50% 4/1/27	200,000	190,761
4.95% 4/1/24	57,000	57,717
#144A 5.25% 1/15/26	100,000	101,850
6.75% 10/15/22	100,000	103,920
Prologis
4.25% 8/15/23	150,000	155,630
4.50% 8/15/17	100,000	104,972
6.875% 3/15/20	104,000	121,019
Realty Income
3.875% 7/15/24	65,000	65,179
4.65% 8/1/23	100,000	105,670
5.75% 1/15/21	100,000	113,143
5.875% 3/15/35	50,000	57,632
Regency Centers
3.90% 11/1/25	60,000	60,595
4.80% 4/15/21	100,000	108,857
Retail Opportunity Investments Partnership 4.00% 12/15/24	50,000	49,001
Select Income REIT 2.85% 2/1/18	500,000	502,083
Senior Housing Properties Trust 4.75% 5/1/24	200,000	200,846
Simon Property Group
2.50% 9/1/20	100,000	101,082
3.375% 3/15/22	150,000	154,303
3.375% 10/1/24	450,000	453,302
3.50% 9/1/25	100,000	100,261
4.125% 12/1/21	300,000	321,233
5.65% 2/1/20	200,000	227,081
6.75% 2/1/40	300,000	395,812
10.35% 4/1/19	200,000	251,591

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Tanger Properties 3.875% 12/1/23	100,000	$100,336
UDR
4.00% 10/1/25	50,000	50,870
4.25% 6/1/18	100,000	105,840
4.625% 1/10/22	100,000	107,342
Ventas Realty
2.70% 4/1/20	100,000	99,682
3.75% 5/1/24	150,000	149,425
4.00% 4/30/19	200,000	210,569
4.125% 1/15/26	156,000	157,569
4.25% 3/1/22	200,000	209,028
4.75% 6/1/21	100,000	108,017
Vornado Realty 2.50% 6/30/19	100,000	100,400
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	100,838
Weingarten Realty Investors 3.375% 10/15/22	150,000	148,478
Weyerhaeuser
4.625% 9/15/23	250,000	267,478
7.375% 3/15/32	250,000	315,038

		18,479,468

Real Estate Management & Development–0.02%
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	101,307
4.125% 7/1/24	100,000	100,709
CBRE Services 4.875% 3/1/26	300,000	298,349
Jones Lang LaSalle 4.40% 11/15/22	100,000	103,371

		603,736

Road & Rail–0.36%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	493,205
3.00% 4/1/25	250,000	241,123
3.05% 3/15/22	150,000	150,023
3.45% 9/15/21	200,000	206,535
3.65% 9/1/25	100,000	101,333
3.85% 9/1/23	100,000	103,976
4.10% 6/1/21	100,000	107,159
4.15% 4/1/45	114,000	106,650
4.40% 3/15/42	100,000	97,314
4.45% 3/15/43	100,000	97,301
4.70% 9/1/45	100,000	101,007
4.95% 9/15/41	100,000	104,530
5.05% 3/1/41	100,000	105,684
5.15% 9/1/43	150,000	160,908
5.65% 5/1/17	350,000	373,445
5.75% 5/1/40	200,000	229,425
6.15% 5/1/37	100,000	120,319
7.95% 8/15/30	100,000	141,879

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian National Railway
2.95% 11/21/24	100,000	$98,675
4.50% 11/7/43	75,000	79,450
5.55% 3/1/19	200,000	223,833
5.85% 11/15/17	150,000	163,771
6.20% 6/1/36	100,000	128,636
6.25% 8/1/34	100,000	127,122
Canadian Pacific Railway
2.90% 2/1/25	150,000	141,922
3.70% 2/1/26	45,000	45,268
4.45% 3/15/23	100,000	107,816
4.80% 9/15/35	65,000	66,418
4.80% 8/1/45	100,000	100,574
6.125% 9/15/15	65,000	68,564
7.125% 10/15/31	150,000	189,516
7.25% 5/15/19	65,000	76,270
Con-way 7.25% 1/15/18	100,000	103,565
CSX
3.70% 10/30/20	275,000	291,830
3.70% 11/1/23	94,000	97,659
3.95% 5/1/50	90,000	78,212
4.10% 3/15/44	100,000	91,932
4.40% 3/1/43	200,000	192,585
5.50% 4/15/41	200,000	221,959
6.15% 5/1/37	120,000	142,409
6.22% 4/30/40	100,000	121,087
7.375% 2/1/19	100,000	116,856
Kansas City Southern de Mexico 2.35% 5/15/20	150,000	147,567
Kansas City Southern Railway
4.30% 5/15/43	100,000	92,721
4.95% 8/15/45	100,000	101,204
Norfolk Southern
2.903% 2/15/23	121,000	118,182
3.00% 4/1/22	118,000	117,783
3.25% 12/1/21	100,000	101,939
3.85% 1/15/24	150,000	154,097
4.45% 6/15/45	100,000	97,017
4.80% 8/15/43	125,000	126,963
4.837% 10/1/41	111,000	112,148
5.75% 4/1/18	100,000	109,424
5.90% 6/15/19	100,000	113,760
6.00% 5/23/11	100,000	112,304
7.70% 5/15/17	240,000	263,934
Ryder System
2.45% 9/3/19	250,000	250,991
2.50% 3/1/17	200,000	202,701
2.875% 9/1/20	50,000	50,332
5.85% 11/1/16	100,000	104,835
Union Pacific
3.25% 1/15/25	495,000	501,804

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Union Pacific (continued)
3.375% 2/1/35	200,000	$182,361
3.646% 2/15/24	185,000	193,440
3.875% 2/1/55	94,000	84,724
4.00% 2/1/21	65,000	70,075
4.163% 7/15/22	190,000	204,507
4.75% 9/15/41	200,000	214,366
4.75% 12/15/43	105,000	112,922
4.821% 2/1/44	25,000	27,332

		10,087,178

Semiconductors & Semiconductor Equipment–0.20%
Altera 2.50% 11/15/18	250,000	254,531
Applied Materials
2.625% 10/1/20	100,000	100,372
3.90% 10/1/25	70,000	69,849
5.10% 10/1/35	70,000	70,701
5.85% 6/15/41	350,000	390,364
Broadcom 2.50% 8/15/22	250,000	245,000
Intel
1.35% 12/15/17	400,000	399,414
1.95% 10/1/16	200,000	202,412
2.45% 7/29/20	480,000	486,696
2.70% 12/15/22	150,000	147,529
3.30% 10/1/21	254,000	267,016
3.70% 7/29/25	365,000	374,927
4.00% 12/15/32	250,000	243,555
4.25% 12/15/42	250,000	242,317
4.80% 10/1/41	172,000	178,291
4.90% 7/29/45	520,000	539,559
KLA-Tencor 4.65% 11/1/24	300,000	300,335
Lam Research 2.75% 3/15/20	100,000	98,121
Maxim Integrated Products
2.50% 11/15/18	200,000	201,867
3.375% 3/15/23	100,000	100,279
Texas Instruments
1.65% 8/3/19	100,000	99,643
2.25% 5/1/23	250,000	242,009
2.75% 3/12/21	200,000	203,791
Xilinx 3.00% 3/15/21	200,000	203,612

		5,662,190

Software–0.38%
Adobe Systems
3.25% 2/1/25	95,000	93,386
4.75% 2/1/20	85,000	93,563
Autodesk
1.95% 12/15/17	100,000	100,656
3.125% 6/15/20	100,000	101,504
4.375% 6/15/25	100,000	100,465
CA
2.875% 8/15/18	150,000	152,611

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Software (continued)
CA (continued)
3.60% 8/1/20	50,000	$51,172
5.375% 12/1/19	100,000	109,589
Intuit 5.75% 3/15/17	100,000	105,838
Microsoft
1.85% 2/12/20	500,000	503,457
2.375% 5/1/23	150,000	146,679
3.00% 10/1/20	300,000	316,174
3.50% 11/15/42	150,000	134,482
3.625% 12/15/23	300,000	318,592
3.75% 2/12/45	500,000	463,185
4.20% 6/1/19	200,000	218,648
4.50% 10/1/40	100,000	104,763
4.875% 12/15/43	800,000	866,688
5.20% 6/1/39	200,000	229,485
5.30% 2/8/41	400,000	466,058
Oracle
1.20% 10/15/17	350,000	350,694
2.25% 10/8/19	300,000	303,633
2.375% 1/15/19	200,000	203,953
2.50% 10/15/22	550,000	537,840
2.95% 5/15/25	500,000	488,067
3.875% 7/15/20	100,000	107,906
3.90% 5/15/35	355,000	337,498
4.30% 7/8/34	700,000	703,147
4.375% 5/15/55	500,000	466,795
4.50% 7/8/44	500,000	506,549
5.00% 7/8/19	250,000	278,155
5.375% 7/15/40	400,000	446,308
5.75% 4/15/18	375,000	414,246
6.125% 7/8/39	150,000	182,699
6.50% 4/15/38	200,000	254,135
Symantec
3.95% 6/15/22	150,000	151,159
4.20% 9/15/20	100,000	103,721

		10,513,500

Specialty Retail–0.24%
Advance Auto Parts
4.50% 1/15/22	100,000	105,782
4.50% 12/1/23	100,000	104,502
AutoNation
3.35% 1/15/21	50,000	50,597
4.50% 10/1/25	45,000	45,955
AutoZone
2.50% 4/15/21	80,000	79,353
2.875% 1/15/23	100,000	97,057
4.00% 11/15/20	75,000	79,762
Bed Bath & Beyond
3.749% 8/1/24	50,000	50,535
4.915% 8/1/34	530,000	505,322
Gap 5.95% 4/12/21	150,000	162,562

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Home Depot
2.00% 6/15/19	900,000	$910,277
2.25% 9/10/18	143,000	146,643
2.70% 4/1/23	150,000	149,145
3.35% 9/15/25	65,000	66,276
3.75% 2/15/24	200,000	212,458
4.20% 4/1/43	150,000	151,849
4.25% 4/1/46	100,000	100,975
4.40% 4/1/21	100,000	110,353
4.875% 2/15/44	96,000	106,797
5.40% 9/15/40	100,000	116,606
5.875% 12/16/36	350,000	431,015
5.95% 4/1/41	100,000	126,245
Lowe’s
1.625% 4/15/17	150,000	151,797
3.12% 4/15/22	100,000	102,138
3.375% 9/15/25	120,000	121,391
3.875% 9/15/23	200,000	211,574
4.25% 9/15/44	250,000	248,373
4.375% 9/15/45	45,000	45,633
4.625% 4/15/20	150,000	165,809
4.65% 4/15/42	100,000	105,212
5.40% 10/15/16	200,000	209,069
5.80% 10/15/36	200,000	241,350
5.80% 4/15/40	20,000	23,797
6.65% 9/15/37	100,000	129,767
O’Reilly Automotive
3.80% 9/1/22	100,000	102,581
4.875% 1/14/21	45,000	49,779
QVC 4.375% 3/15/23	600,000	584,151
Ross Stores 3.375% 9/15/24	100,000	99,541
Signet UK Finance 4.70% 6/15/24	50,000	50,582
TJX
2.50% 5/15/23	100,000	96,934
6.95% 4/15/19	55,000	64,262

		6,713,806

Technology Hardware, Storage & Peripherals–0.21%
Apple
1.00% 5/3/18	750,000	746,782
1.05% 5/5/17	500,000	502,044
1.55% 2/7/20	950,000	940,318
2.00% 5/6/20	100,000	100,483
2.15% 2/9/22	250,000	243,975
2.40% 5/3/23	822,000	797,490
2.50% 2/9/25	250,000	237,761
2.70% 5/13/22	100,000	100,663
3.20% 5/13/25	150,000	151,107
3.45% 5/6/24	350,000	361,200
3.45% 2/9/45	125,000	106,097
3.85% 5/4/43	350,000	319,979
4.375% 5/13/45	100,000	99,247

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Apple (continued)
4.45% 5/6/44	600,000	$598,616
#Hewlett Packard Enterprise 144A 2.85% 10/5/18	450,000	449,424

		5,755,186

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	96,639
3.625% 5/1/43	100,000	94,008
Ralph Lauren 2.125% 9/26/18	50,000	50,721
VF 6.00% 10/15/33	150,000	181,008

		422,376

Thrift & Mortgage Finance–0.02%
People’s United Financial 3.65% 12/6/22	150,000	149,687
Santander Holdings USA
2.65% 4/17/20	300,000	294,863
4.50% 7/17/25	250,000	251,626

		696,176

Tobacco–0.27%
Altria Group
2.625% 1/14/20	1,000,000	1,011,629
2.85% 8/9/22	200,000	195,706
4.00% 1/31/24	89,000	92,333
4.50% 5/2/43	100,000	95,890
4.75% 5/5/21	200,000	218,191
5.375% 1/31/44	63,000	68,749
9.70% 11/10/18	119,000	146,144
9.95% 11/10/38	113,000	181,219
10.20% 2/6/39	97,000	157,248
Philip Morris International
1.25% 8/11/17	100,000	100,294
1.875% 1/15/19	500,000	503,031
2.90% 11/15/21	250,000	251,545
3.375% 8/11/25	100,000	100,499
3.60% 11/15/23	600,000	622,517
4.125% 3/4/43	150,000	142,523
4.375% 11/15/41	200,000	197,072
4.50% 3/26/20	100,000	109,609
4.50% 3/20/42	100,000	100,501
5.65% 5/16/18	300,000	331,454
6.375% 5/16/38	150,000	187,312
Reynolds American
#144A 2.30% 8/21/17	100,000	100,971
2.30% 6/12/18	460,000	465,250
3.25% 6/12/20	90,000	92,668
#144A 3.75% 5/20/23	200,000	201,227
4.00% 6/12/22	490,000	512,760
4.45% 6/12/25	105,000	110,079
4.75% 11/1/42	125,000	120,390

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Reynolds American (continued)
4.85% 9/15/23	225,000	$241,770
5.70% 8/15/35	50,000	54,497
5.85% 8/15/45	480,000	536,005
6.15% 9/15/43	125,000	142,450
#144A 8.125% 6/23/19	100,000	118,515

		7,510,048

Trading Companies & Distributors–0.02%
GATX
2.50% 3/15/19	167,000	166,959
2.60% 3/30/20	100,000	98,745
3.90% 3/30/23	101,000	102,566
5.20% 3/15/44	50,000	51,517
Ingram Micro 4.95% 12/15/24	150,000	155,041
WW Grainger 4.60% 6/15/45	55,000	58,075

		632,903

Wireless Telecommunication Services–0.17%
America Movil
3.125% 7/16/22	200,000	194,680
4.375% 7/16/42	200,000	180,474
5.00% 3/30/20	200,000	218,960
6.125% 11/15/37	150,000	167,217
6.125% 3/30/40	250,000	276,010
6.375% 3/1/35	25,000	28,447
Rogers Communications
3.00% 3/15/23	125,000	120,459
4.10% 10/1/23	300,000	310,057
4.50% 3/15/43	100,000	94,615
5.00% 3/15/44	100,000	101,708
6.80% 8/15/18	150,000	169,834
7.50% 8/15/38	25,000	32,208
Vodafone Group
1.50% 2/19/18	350,000	347,494
2.50% 9/26/22	300,000	278,638
2.95% 2/19/23	225,000	213,403
4.375% 2/19/43	150,000	131,308
5.45% 6/10/19	600,000	665,210
5.625% 2/27/17	300,000	317,464
6.15% 2/27/37	700,000	757,394
7.875% 2/15/30	100,000	124,107

		4,729,687

Total Corporate Bonds (Cost $686,118,664)		698,033,819

MUNICIPAL BONDS–0.83%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	59,758
7.834% 2/15/41	55,000	75,610
8.084% 2/15/50	800,000	1,164,400

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

MUNICIPAL BONDS (continued)
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	$266,598
Series S1 6.793% 4/1/30	100,000	125,176
Series S1 6.918% 4/1/40	100,000	132,036
Series S1 7.043% 4/1/50	100,000	137,827
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	107,151
6.65% 3/1/22	200,000	244,724
7.30% 10/1/39	1,100,000	1,525,161
7.60% 11/1/40	80,000	117,159
7.625% 3/1/40	85,000	122,050
7.95% 3/1/36	100,000	119,966
California State Various Purposes
6.20% 10/1/19	100,000	117,622
7.50% 4/1/34	325,000	455,679
7.55% 4/1/39	600,000	864,840
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	62,774
Chicago, Illinios Taxable
Series B 7.375% 1/1/33	100,000	102,403
Series B 7.75% 1/1/42	100,000	100,229
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	112,126
Series B 6.899% 12/1/40	40,000	44,852
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	114,757
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	56,774
Series C 6.82% 7/1/45	75,000	102,775
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	120,337
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	113,898
Series E 4.20% 12/1/21	100,000	109,603
Commonwealth of Pennsylvania Taxable Build America Bonds
5.45% 2/15/30	1,000,000	1,147,580
Series B 2nd 5.35% 5/1/30	100,000	109,968
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	118,889
Series D 5.09% 10/1/30	200,000	221,884
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	262,400

	Principal	Value
	Amount°	(U.S. $)

MUNICIPAL BONDS (continued)
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	$117,563
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	111,721
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	125,217
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	112,199
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	180,901
Illinois State 5.665% 3/1/18	250,000	266,447
Illinois State Taxable Pension
4.35% 6/1/18	500,000	512,560
4.95% 6/1/23	100,000	102,593
5.10% 6/1/33	800,000	750,240
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	123,498
Kansas Development Finance Authority
Series H 4.727% 4/15/37	50,000	48,327
Series H 4.927% 4/15/45	100,000	96,229
Los Angeles, California Community College District
6.60% 8/1/42	100,000	134,885
6.75% 8/1/49	100,000	138,167
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	128,124
7.618% 8/1/40	100,000	140,335
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	33,575
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	31,031
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	416,058
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	81,118
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	63,499
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	120,040
6.668% 11/15/39	130,000	168,834
Series E 6.814% 11/15/40	500,000	660,870

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

MUNICIPAL BONDS (continued)
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	$115,090
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	146,926
Taxable 6.637% 4/1/57	150,000	175,973
Taxable 7.055% 4/1/57	100,000	112,717
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	254,594
^Series B 6.23% 2/15/22 (AGM)	200,000	152,296
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	104,482
Series C 5.754% 12/15/28	100,000	104,634
Series C 6.104% 12/15/28	200,000	208,564
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	471,481
Series F 7.414% 1/1/40	90,000	125,251
New York City, New York 5.517% 10/1/37	85,000	100,735
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	82,350
5.75% 6/15/41	100,000	127,062
5.79% 6/15/41	200,000	225,106
5.952% 6/15/42	100,000	127,895
6.011% 6/15/42	35,000	44,936
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	112,036
Series F-1 6.271% 12/1/37	100,000	128,715
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	240,950
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	78,597
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	116,475
5.60% 3/15/40	100,000	122,586
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	60,824
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	113,497
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	292,903
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	95,885

	Principal	Value
	Amount°	(U.S. $)

MUNICIPAL BONDS (continued)
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	$108,716
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	241,544
Series B 5.511% 12/1/45	150,000	177,738
Series B 6.105% 12/1/39	100,000	126,039
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	105,268
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	297,873
Series 168th 4.926% 10/1/51	350,000	376,887
Series 174th 4.458% 10/1/62	250,000	242,155
Series 181st 4.96% 8/1/46	156,250	170,592
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	114,587
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	181,832
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	70,424
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	266,553
5.985% 2/1/39	50,000	65,469
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	127,073
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	126,025
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	121,405
Series B 6.00% 11/1/40	100,000	121,816
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	126,593
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	229,028
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	128,923
University of California Taxable
Series AD 4.858% 5/15/12	250,000	237,613
Series AQ 4.767% 5/15/15	250,000	235,333
Series J 4.131% 5/15/45	795,000	784,299

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

MUNICIPAL BONDS (continued)
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	$119,477
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	128,164
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	103,399
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	68,371
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	107,513
Series D 4.554% 7/1/24	60,000	68,702
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	116,194
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	62,168
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	60,922
Series F 5.09% 8/1/33	100,000	115,120

Total Municipal Bonds (Cost $20,457,324)		22,977,412

NON-AGENCY ASSET-BACKED SECURITIES–0.52%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	217,533	228,300
Ally Master Owner Trust Series 2015-2 A2 1.83% 1/15/21	700,000	703,861
AmeriCredit Automobile Receivables Trust Series 2014-3 A3 1.15% 6/10/19	2,000,000	2,002,756
Capital One Multi-Asset Execution Trust Series 2014-A5 A5 1.48% 7/15/20	1,000,000	1,006,760
CarMax Auto Owner Trust
Series 2013-2 A4 0.84% 11/15/18	750,000	745,055
Series 2013-3 A4 1.49% 1/15/19	400,000	401,667
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	337,067	348,065
Chase Issuance Trust
Series 2014-A1 A1 1.15% 1/15/19	1,000,000	1,002,998
Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,140,935
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,011,558
Series 2008-A1 A1 5.35% 2/7/20	500,000	548,147
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,032,851
Discover Card Execution Note Trust
Series 2007-A1 A1 5.65% 3/16/20	750,000	815,162
Series 2014-A4 A4 2.12% 12/15/21	1,000,000	1,018,910
Nissan Auto Receivables Owner Trust Series 2014-B A3 1.11% 5/15/19	1,000,000	1,000,323

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust Series 2014-3 D 2.65% 8/17/20	860,000	$865,495
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	500,000	500,237

Total Non-Agency Asset-Backed Securities (Cost $14,214,370)		14,373,080

ΔREGIONAL BONDS–0.23%
Canada–0.21%
Province of British Columbia
1.20% 4/25/17	200,000	201,418
2.00% 10/23/22	150,000	149,688
6.50% 1/15/26	100,000	133,440
7.25% 9/1/36	100,000	154,139
Province of Manitoba Canada
1.30% 4/3/17	250,000	252,324
2.10% 9/6/22	63,000	62,392
4.90% 12/6/16	300,000	314,972
Province of New Brunswick Canada 2.75% 6/15/18	200,000	208,060
Province of Nova Scotia Canada 5.125% 1/26/17	50,000	52,811
Province of Ontario Canada
1.10% 10/25/17	500,000	500,862
1.20% 2/14/18	100,000	100,257
1.65% 9/27/19	100,000	100,020
1.875% 5/21/20	500,000	503,637
2.00% 9/27/18	300,000	306,297
2.45% 6/29/22	150,000	152,245
3.00% 7/16/18	200,000	209,719
3.15% 12/15/17	250,000	261,303
4.00% 10/7/19	200,000	218,265
4.40% 4/14/20	400,000	446,366
Province of Quebec Canada
2.625% 2/13/23	350,000	357,227
3.50% 7/29/20	300,000	323,847
4.625% 5/14/18	200,000	217,823
7.50% 7/15/23	200,000	268,011
7.50% 9/15/29	175,000	259,815
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	137,615

		5,892,553

Italy–0.01%
Region of Lombardy
5.804% 10/25/32	100,000	107,578

		107,578

Japan–0.01%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	110,586

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

ΔREGIONAL BONDS (continued)
Japan (continued)
Japan Finance Organization for Municipalities (continued)
5.00% 5/16/17	200,000	$212,691

		323,277

Total Regional Bonds (Cost $6,055,338)		6,323,408

ΔSOVEREIGN BONDS–1.61%
Brazil–0.15%
Brazilian Government International Bonds
4.25% 1/7/25	1,140,000	998,925
4.875% 1/22/21	600,000	585,000
5.625% 1/7/41	325,000	264,875
6.00% 1/17/17	500,000	520,750
7.125% 1/20/37	600,000	564,000
8.00% 1/15/18	55,556	58,472
8.25% 1/20/34	150,000	155,625
8.75% 2/4/25	271,000	317,747
8.875% 10/14/19	200,000	231,500
8.875% 4/15/24	100,000	118,750
10.125% 5/15/27	226,000	293,235

		4,108,879

Canada–0.09%
Canada Government International Bonds
0.875% 2/14/17	500,000	502,009
1.625% 2/27/19	1,000,000	1,015,529
Export Development Canada
0.625% 12/15/16	800,000	801,294
0.75% 12/15/17	200,000	199,654

		2,518,486

Chile–0.01%
Chile Government International Bonds
2.25% 10/30/22	100,000	96,250
3.875% 8/5/20	250,000	267,500

		363,750

Colombia–0.12%
Colombia Government International Bonds
2.625% 3/15/23	700,000	624,050
4.00% 2/26/24	250,000	242,875
5.00% 6/15/45	500,000	431,250
6.125% 1/18/41	200,000	199,000
7.375% 3/18/19	700,000	794,500
7.375% 9/18/37	500,000	563,750
8.125% 5/21/24	250,000	306,625

		3,162,050

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	248,002

	Principal	Value
	Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Israel (continued)
Israel Government International Bonds
3.15% 6/30/23	200,000	$205,300
4.00% 6/30/22	150,000	162,923
4.50% 1/30/43	200,000	201,820
5.125% 3/26/19	175,000	195,895
5.50% 11/9/16	100,000	105,200

		1,119,140

Italy–0.06%
Italy Government International Bonds
5.375% 6/12/17	200,000	213,081
5.375% 6/15/33	800,000	923,212
6.875% 9/27/23	350,000	445,385

		1,581,678

Japan–0.09%
Development Bank of Japan 5.125% 2/1/17	200,000	211,316
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	250,631
1.75% 7/31/18	500,000	507,016
1.75% 11/13/18	500,000	506,766
1.75% 5/29/19	200,000	201,831
2.50% 5/28/25	700,000	698,765
3.375% 7/31/23	200,000	216,717

		2,593,042

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	420,000	428,400
3.60% 1/30/25	1,400,000	1,373,750
3.625% 3/15/22	868,000	877,982
4.00% 10/2/23	550,000	561,550
4.75% 3/8/44	1,000,000	915,000
5.625% 1/15/17	650,000	690,625
5.75% 10/12/10	800,000	752,000
6.05% 1/11/40	475,000	521,906
6.75% 9/27/34	500,000	600,000

		6,721,213

Panama–0.08%
Panama Government International Bonds
5.20% 1/30/20	1,300,000	1,405,625
6.70% 1/26/36	200,000	239,000
7.125% 1/29/26	100,000	124,500
8.875% 9/30/27	100,000	138,000
9.375% 4/1/29	100,000	144,375

		2,051,500

Peru–0.06%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	344,750

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bonds (continued)
5.625% 11/18/50	100,000	$103,500
6.55% 3/14/37	500,000	576,250
7.125% 3/30/19	225,000	260,437
7.35% 7/21/25	100,000	125,000
8.75% 11/21/33	200,000	282,500

		1,692,437

Philippines–0.15%
Philippine Government International Bonds
3.95% 1/20/40	500,000	506,777
5.00% 1/13/37	500,000	576,142
7.75% 1/14/31	1,000,000	1,420,970
8.375% 6/17/19	1,000,000	1,232,492
9.50% 2/2/30	300,000	478,051

		4,214,432

Poland–0.07%
Poland Government International Bonds
3.00% 3/17/23	250,000	250,163
5.00% 3/23/22	500,000	560,000
5.125% 4/21/21	700,000	789,985
6.375% 7/15/19	380,000	440,861

		2,041,009

Republic of Korea–0.03%
Republic of Korea
3.875% 9/11/23	200,000	218,470
4.125% 6/10/44	300,000	344,400
5.125% 12/7/16	100,000	105,047
7.125% 4/16/19	200,000	236,440

		904,357

South Africa–0.06%
South Africa Government International Bonds
4.665% 1/17/24	250,000	248,313
5.375% 7/24/44	500,000	468,125
5.875% 5/30/22	100,000	108,375
5.875% 9/16/25	200,000	213,500
6.25% 3/8/41	100,000	105,875
6.875% 5/27/19	500,000	558,647

		1,702,835

Sweden–0.04%
Svensk Exportkredit
1.125% 4/5/18	300,000	300,486
1.875% 6/23/20	400,000	404,903
5.125% 3/1/17	250,000	265,540

		970,929

Turkey–0.24%
Turkey Government International Bonds
4.875% 4/16/43	500,000	418,125

	Principal	Value
	Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Turkey (continued)
Turkey Government International Bonds (continued)
5.75% 3/22/24	200,000	$207,760
6.00% 1/14/41	1,100,000	1,075,250
6.25% 9/26/22	400,000	428,500
6.625% 2/17/45	800,000	856,671
6.75% 4/3/18	1,800,000	1,946,880
7.375% 2/5/25	1,500,000	1,718,811

		6,651,997

Ukraine–0.03%
Ukraine Government AID Bonds
1.847% 5/29/20	753,000	767,095

		767,095

Uruguay–0.05%
Uruguay Government International Bonds
5.10% 6/18/50	1,000,000	880,000
7.625% 3/21/36	250,000	310,313
8.00% 11/18/22	200,000	248,500

		1,438,813

Total Sovereign Bonds (Cost $45,197,621)		44,603,642

SUPRANATIONAL BANKS–1.57%
African Development Bank
0.75% 10/18/16	250,000	250,708
0.875% 5/15/17	115,000	115,333
0.875% 3/15/18	250,000	249,552
1.125% 3/15/17	200,000	201,324
Andina de Fomento
4.375% 6/15/22	250,000	272,137
8.125% 6/4/19	140,000	171,272
Asian Development Bank
0.75% 7/28/17	500,000	500,232
1.125% 3/15/17	500,000	503,744
1.375% 3/23/20	200,000	199,781
1.50% 9/28/18	400,000	405,520
1.75% 9/11/18	500,000	510,241
1.75% 3/21/19	350,000	356,687
1.875% 4/12/19	300,000	306,984
1.875% 2/18/22	600,000	603,631
5.593% 7/16/18	700,000	783,518
Council of Europe Development Bank
1.125% 5/31/18	300,000	300,905
1.50% 2/22/17	100,000	101,190
1.50% 6/19/17	100,000	101,313
1.75% 11/14/19	400,000	406,109
European Bank for Reconstruction & Development
1.00% 2/16/17	950,000	956,712
1.00% 6/15/18	250,000	249,464
1.00% 9/17/18	150,000	149,310

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

SUPRANATIONAL BANKS (continued)
European Bank for Reconstruction & Development (continued)
1.50% 3/16/20	250,000	$251,696
1.625% 4/10/18	250,000	252,892
1.625% 11/15/18	500,000	506,305
1.875% 2/23/22	400,000	401,539
European Investment Bank
0.875% 4/18/17	500,000	501,535
1.00% 3/15/18	1,000,000	1,001,459
1.00% 6/15/18	1,000,000	999,562
1.125% 12/15/16	1,500,000	1,509,809
1.125% 9/15/17	200,000	201,197
1.625% 6/15/17	1,000,000	1,015,228
1.625% 3/16/20	1,500,000	1,512,601
1.75% 6/17/19	1,500,000	1,524,979
1.875% 3/15/19	500,000	510,979
2.25% 8/15/22	1,000,000	1,024,079
2.50% 4/15/21	1,500,000	1,565,935
2.875% 9/15/20	350,000	372,144
3.25% 1/29/24	1,400,000	1,523,831
4.00% 2/16/21	400,000	448,238
4.875% 1/17/17	400,000	421,856
4.875% 2/15/36	700,000	883,777
5.125% 5/30/17	500,000	536,341
FMS Wertmanagement
0.625% 1/30/17	700,000	700,041
1.00% 11/21/17	250,000	250,611
1.625% 11/20/18	500,000	507,256
Inter-American Development Bank
0.875% 11/15/16	200,000	200,881
0.875% 3/15/18	500,000	499,556
1.00% 7/14/17	200,000	201,049
1.125% 3/15/17	250,000	251,875
1.25% 1/16/18	900,000	908,249
1.375% 7/15/20	1,250,000	1,249,010
1.75% 8/24/18	500,000	510,259
2.125% 11/9/20	400,000	413,956
3.00% 10/4/23	500,000	537,881
3.00% 2/21/24	400,000	428,308
3.20% 8/7/42	100,000	99,508
3.875% 2/14/20	200,000	221,301
3.875% 10/28/41	100,000	110,870
4.375% 1/24/44	56,000	67,826
International Bank for Reconstruction & Development
0.625% 10/14/16	600,000	601,079
0.875% 4/17/17	1,124,000	1,127,573
1.125% 7/18/17	150,000	151,358
1.625% 2/10/22	600,000	594,446
1.875% 3/15/19	1,000,000	1,023,674
1.875% 10/7/19	700,000	716,685
2.125% 11/1/20	1,000,000	1,027,731

	Principal	Value
	Amount°	(U.S. $)

SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
2.125% 2/13/23	100,000	$101,308
2.50% 11/25/24	900,000	925,727
2.50% 7/29/25	1,200,000	1,232,573
4.75% 2/15/35	50,000	62,690
7.625% 1/19/23	100,000	138,350
International Finance
0.625% 11/15/16	200,000	200,098
0.625% 12/21/17	200,000	198,727
0.875% 6/15/18	1,000,000	998,085
1.00% 4/24/17	250,000	250,981
1.125% 11/23/16	300,000	301,626
1.625% 7/16/20	700,000	705,683
1.75% 9/16/19	400,000	405,377
2.125% 11/17/17	200,000	205,337
Nordic Investment Bank
1.00% 3/7/17	350,000	352,029
2.25% 9/30/21	200,000	206,207
North American Development Bank 4.375% 2/11/20	100,000	110,388

Total Supranational Banks (Cost $42,582,756)		43,457,818

U.S. TREASURY OBLIGATIONS–36.28%
U.S. Treasury Bonds
2.50% 2/15/45	14,500,000	13,352,180
2.75% 8/15/42	2,600,000	2,535,998
2.75% 11/15/42	3,500,000	3,408,762
2.875% 5/15/43	13,500,000	13,461,147
3.00% 5/15/42	2,850,000	2,924,887
3.125% 11/15/41	4,000,000	4,219,244
3.125% 2/15/42	3,050,000	3,210,939
3.125% 2/15/43	9,000,000	9,428,031
3.125% 8/15/44	21,000,000	21,984,795
3.50% 2/15/39	2,650,000	2,990,273
3.625% 8/15/43	5,000,000	5,756,315
3.625% 2/15/44	3,000,000	3,450,762
3.75% 8/15/41	3,850,000	4,520,139
3.875% 8/15/40	3,750,000	4,467,653
4.25% 11/15/40	4,000,000	5,044,168
4.375% 5/15/40	2,500,000	3,209,310
4.375% 5/15/41	2,750,000	3,545,960
4.50% 5/15/38	950,000	1,243,387
4.50% 8/15/39	3,350,000	4,371,619
4.625% 2/15/40	4,100,000	5,449,876
4.75% 2/15/41	3,750,000	5,086,815
5.00% 5/15/37	3,000,000	4,207,656
5.25% 11/15/28	500,000	669,349
5.25% 2/15/29	1,200,000	1,611,469
5.375% 2/15/31	500,000	694,127
5.50% 8/15/28	500,000	681,667
6.00% 2/15/26	750,000	1,025,430

LVIP SSgA Bond Index Fund–51

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.125% 11/15/27	800,000	$1,135,604
6.125% 8/15/29	300,000	436,602
6.625% 2/15/27	750,000	1,090,976
6.75% 8/15/26	500,000	726,563
6.875% 8/15/25	1,000,000	1,436,484
U.S. Treasury Notes
0.50% 11/30/16	25,000,000	25,021,000
0.50% 1/31/17	15,000,000	15,007,710
0.50% 7/31/17	9,000,000	8,984,241
0.625% 10/15/16	21,000,000	21,050,988
0.625% 5/31/17	4,350,000	4,353,793
0.625% 8/31/17	19,600,000	19,601,529
0.625% 9/30/17	15,500,000	15,494,343
0.625% 11/30/17	2,250,000	2,246,236
0.625% 4/30/18	500,000	497,526
0.75% 10/31/17	15,000,000	15,024,225
0.75% 12/31/17	4,000,000	4,002,136
0.75% 2/28/18	9,500,000	9,494,253
0.75% 3/31/18	20,000,000	19,973,700
0.875% 11/30/16	5,000,000	5,025,750
0.875% 12/31/16	12,200,000	12,262,745
0.875% 1/31/17	5,000,000	5,026,495
0.875% 2/28/17	6,200,000	6,233,021
0.875% 4/30/17	6,000,000	6,031,014
0.875% 1/31/18	32,500,000	32,590,773
0.875% 7/31/19	6,000,000	5,934,336
1.00% 10/31/16	5,250,000	5,284,246
1.00% 5/31/18	2,300,000	2,308,791
1.00% 11/30/19	28,500,000	28,219,446
1.125% 5/31/19	2,000,000	2,000,534
1.125% 4/30/20	17,000,000	16,853,460
1.25% 11/30/18	3,000,000	3,024,375
1.25% 1/31/19	3,750,000	3,775,463
1.375% 6/30/18	3,000,000	3,040,899
1.375% 7/31/18	35,000,000	35,475,335
1.375% 9/30/18	2,000,000	2,026,250
1.375% 11/30/18	3,000,000	3,037,011
1.375% 12/31/18	3,500,000	3,539,967
1.375% 1/31/20	23,000,000	23,096,439
1.375% 2/29/20	10,000,000	10,047,140
1.375% 3/31/20	8,000,000	8,025,416
1.50% 8/31/18	6,000,000	6,102,852
1.50% 12/31/18	18,300,000	18,585,937
1.50% 5/31/20	7,000,000	7,061,936
1.625% 6/30/19	16,000,000	16,285,312
1.625% 8/31/19	11,000,000	11,189,783
1.625% 11/15/22	16,750,000	16,591,009
1.75% 10/31/18	2,000,000	2,048,438
1.75% 5/15/22	9,000,000	9,015,057
1.75% 5/15/23	25,000,000	24,793,300
1.875% 8/31/17	3,000,000	3,070,470

	Principal	Value
	Amount°	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.875% 9/30/17	2,000,000	$2,048,594
1.875% 10/31/17	2,000,000	2,049,322
1.875% 5/31/22	13,000,000	13,122,382
2.00% 9/30/20	14,000,000	14,406,504
2.00% 8/31/21	5,000,000	5,111,945
2.00% 11/15/21	4,700,000	4,797,215
2.00% 2/15/22	8,000,000	8,162,240
2.00% 2/15/23	14,150,000	14,340,233
2.00% 2/15/25	11,000,000	10,959,036
2.125% 8/31/20	19,000,000	19,664,506
2.125% 8/15/21	7,500,000	7,721,093
2.25% 11/30/17	3,750,000	3,873,585
2.25% 7/31/18	3,000,000	3,114,726
2.25% 3/31/21	7,700,000	7,995,364
2.25% 4/30/21	10,000,000	10,379,950
2.375% 7/31/17	2,000,000	2,064,908
2.375% 5/31/18	4,000,000	4,162,188
2.375% 6/30/18	3,000,000	3,122,421
2.375% 8/15/24	35,000,000	36,056,160
2.50% 6/30/17	1,900,000	1,963,283
2.50% 8/15/23	18,250,000	19,080,156
2.625% 1/31/18	2,000,000	2,085,494
2.625% 4/30/18	3,000,000	3,137,403
2.625% 8/15/20	6,000,000	6,350,820
2.625% 11/15/20	6,500,000	6,874,341
2.75% 11/30/16	2,500,000	2,567,213
2.75% 5/31/17	3,000,000	3,108,321
2.75% 12/31/17	2,000,000	2,089,844
2.75% 2/28/18	2,500,000	2,617,805
2.75% 2/15/19	5,000,000	5,279,755
2.75% 11/15/23	5,000,000	5,324,610
2.75% 2/15/24	24,000,000	25,512,816
2.875% 3/31/18	3,000,000	3,154,395
3.00% 2/28/17	2,000,000	2,070,990
3.125% 10/31/16	2,500,000	2,573,225
3.125% 1/31/17	3,500,000	3,623,319
3.125% 5/15/19	4,000,000	4,284,764
3.125% 5/15/21	3,500,000	3,795,995
3.25% 12/31/16	2,500,000	2,586,735
3.25% 3/31/17	2,500,000	2,602,833
3.375% 11/15/19	6,500,000	7,061,047
3.50% 2/15/18	4,100,000	4,363,216
3.50% 5/15/20	4,000,000	4,386,120
3.625% 8/15/19	5,500,000	6,008,107
3.625% 2/15/20	6,000,000	6,592,776
3.625% 2/15/21	9,000,000	9,987,831
3.75% 11/15/18	3,630,000	3,941,882
3.875% 5/15/18	4,850,000	5,234,493
4.00% 8/15/18	5,550,000	6,044,622
4.25% 11/15/17	2,500,000	2,687,320
4.50% 5/15/17	1,350,000	1,436,125
4.625% 11/15/16	3,600,000	3,769,805

LVIP SSgA Bond Index Fund–52

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.625% 2/15/17	1,700,000	$1,796,211
4.75% 8/15/17	2,500,000	2,691,845
6.25% 8/15/23	1,600,000	2,116,802
7.125% 2/15/23	1,000,000	1,372,767
7.25% 8/15/22	500,000	680,306
7.50% 11/15/16	800,000	863,396
7.50% 11/15/24	500,000	731,459
7.625% 11/15/22	500,000	699,483
7.625% 2/15/25	500,000	741,631
7.875% 2/15/21	750,000	998,189
8.00% 11/15/21	1,700,000	2,333,638
8.125% 8/15/19	750,000	948,472
8.125% 5/15/21	500,000	677,809
8.125% 8/15/21	700,000	956,899
8.50% 2/15/20	150,000	196,188
8.75% 5/15/17	1,000,000	1,132,402
8.75% 5/15/20	900,000	1,199,220
8.75% 8/15/20	800,000	1,078,610

	Principal	Value
	Amount°	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.875% 8/15/17	750,000	$865,655
8.875% 2/15/19	750,000	946,460
9.125% 5/15/18	250,000	304,259

Total U.S. Treasury Obligations (Cost $972,540,507)		1,004,414,401

	Number of
	Shares

MONEY MARKET FUND–4.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	129,810,417	129,810,417

Total Money Market Fund (Cost $129,810,417)		129,810,417

TOTAL VALUE OF SECURITIES–103.85% (Cost $2,808,022,994)	2,874,627,217
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.85%)	(106,457,883)

NET ASSETS APPLICABLE TO 241,156,568 SHARES OUTSTANDING–100.00%	$2,768,169,334

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $12,158,584, which represents 0.44% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2015. Interest rates reset periodically.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $254,312, which represents 0.01% of the Fund’s net assets.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ß	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 9/30/15	Interest Income
Lincoln National	$ 519,687	$—	$—	$—	$519,557	$14,908

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2015.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

GS–Goldman Sachs

LB–Lehman Brothers

NATL-RE–Insured by the National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

LVIP SSgA Bond Index Fund–53

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

PSF–Guaranteed by Permanent School Fund

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Agency Mortgage-Backed Securities	$—	$779,250,428	$779,250,428
Agency Obligations	—	79,686,236	79,686,236
Commercial Mortgage-Backed Securities	—	51,696,556	51,696,556
Corporate Bonds	—	698,033,819	698,033,819
Municipal Bonds	—	22,977,412	22,977,412
Non-Agency Asset-Backed Securities	—	14,373,080	14,373,080
Regional Bonds	—	6,323,408	6,323,408
Sovereign Bonds	—	44,603,642	44,603,642
Supranational Banks	—	43,457,818	43,457,818
U.S. Treasury Obligations	—	1,004,414,401	1,004,414,401
Money Market Fund	129,810,417	—	129,810,417

Total	$129,810,417	$2,744,816,800	$2,874,627,217

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Bond Index Fund–54

LVIP SSgA Developed International 150 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.45%
Australia–5.14%
Aurizon Holdings	1,619,043	$5,719,829
Bendigo & Adelaide Bank	618,525	4,322,732
BHP Billiton	257,216	4,062,547
Orica	396,451	4,207,714
Rio Tinto	140,126	4,820,957
Santos	1,082,298	3,062,733
Sonic Healthcare	386,767	4,974,727
†South32	249,730	239,490
†South32	237,110	229,189
Wesfarmers	182,380	5,041,554
Woolworths	273,570	4,795,297

		41,476,769

Austria–1.39%
OMV	223,496	5,438,148
voestalpine	167,162	5,747,452

		11,185,600

Belgium–2.32%
Ageas	171,996	7,068,419
Groupe Bruxelles Lambert	74,572	5,627,507
Proximus	174,532	6,037,405

		18,733,331

Canada–1.54%
RioCan Real Estate Investment Trust	267,766	5,110,720
Shaw Communications Class B	270,296	5,233,953
Teck Resources Class B	429,463	2,050,043

		12,394,716

Denmark–1.76%
AP Moeller - Maersk Class B	2,670	4,115,850
Carlsberg Class B	74,203	5,701,993
TDC	846,484	4,365,701

		14,183,544

Finland–1.94%
Fortum	288,040	4,261,818
Nokian Renkaat	205,579	6,654,916
UPM-Kymmene	315,739	4,739,468

		15,656,202

France–8.02%
AXA	244,308	5,931,545
Bouygues	153,996	5,465,142
Casino Guichard Perrachon	67,985	3,620,537
Cie Generale des Etablissements Michelin	61,848	5,658,747
Electricite de France	251,557	4,441,872
Engie	304,648	4,929,352
Rexel	327,386	4,030,300
Sanofi	62,160	5,917,638
SCOR	185,202	6,650,655
TOTAL	122,865	5,526,821

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Vinci	105,013	$6,677,636
Vivendi	247,393	5,861,163

		64,711,408

Germany–4.20%
Allianz	35,479	5,573,502
Bayerische Motoren Werke	48,778	4,255,524
Daimler	64,023	4,661,072
†Deutsche Lufthansa	437,440	6,089,509
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	28,536	5,329,514
Siemens	56,881	5,081,577
Volkswagen	24,145	2,844,835

		33,835,533

■Hong Kong–10.30%
Bank of East Asia	1,584,630	5,327,653
Cheung Kong Property Holdings	615,011	4,505,710
CK Hutchison Holdings	615,503	8,006,133
Hang Lung Properties	2,269,000	5,103,729
Henderson Land Development	983,251	5,879,453
Li & Fung	6,552,000	5,018,989
Link REIT	995,881	5,482,683
MTR	1,321,458	5,745,635
New World Development	5,439,991	5,297,857
Power Assets Holdings	625,000	5,914,217
Sino Land	3,904,512	5,944,976
Sun Hung Kai Properties	402,304	5,247,309
Swire Pacific Class A	461,876	5,176,889
Swire Properties	1,908,473	5,289,642
Wharf Holdings	902,776	5,093,762

		83,034,637

Israel–2.31%
Bank Hapoalim	1,319,149	6,638,380
Bezeq The Israeli Telecommunication	3,361,119	6,432,756
Teva Pharmaceutical Industries	98,976	5,593,755

		18,664,891

Italy–0.69%
Eni	355,232	5,587,922

		5,587,922

Japan–27.29%
Aeon	552,300	8,568,686
Aisin Seiki	169,100	5,673,874
Bridgestone	154,823	5,358,053
Brother Industries	378,400	4,561,437
Canon	175,744	5,084,048
Daiichi Sankyo	372,000	6,455,197
FUJIFILM Holdings	173,737	6,494,937
Hitachi	889,631	4,489,292
Honda Motor	182,300	5,441,283

LVIP SSgA Developed International 150 Fund–1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
ITOCHU	547,200	$5,784,820
Japan Airlines	194,000	6,864,962
Japan Tobacco	195,600	6,067,803
JFE Holdings	268,501	3,526,628
JGC	307,000	4,073,190
Kobe Steel	3,251,815	3,526,007
Komatsu	302,500	4,440,410
Konica Minolta	589,200	6,207,341
Marubeni	1,002,700	4,912,812
Mitsubishi	294,333	4,824,779
Mitsubishi Heavy Industries	1,100,000	4,919,669
Mitsubishi Materials	1,809,000	5,496,741
Mitsubishi Tanabe Pharma	355,600	6,275,772
Mitsubishi UFJ Financial Group	964,832	5,829,989
Mitsui	434,000	4,878,145
Mitsui OSK Lines	1,775,000	4,263,810
Mizuho Financial Group	3,313,300	6,198,124
NEC	2,079,000	6,401,111
Nissan Motor	588,450	5,410,787
Nomura Research Institute	180,620	6,933,791
Otsuka Holdings	198,382	6,334,910
Resona Holdings	1,159,834	5,909,888
Ricoh	554,600	5,597,767
Seiko Epson	317,805	4,495,875
Sekisui House	426,201	6,676,258
Sumitomo Electric Industries	459,100	5,873,585
Sumitomo Metal Mining	402,049	4,567,370
Sumitomo Mitsui Financial Group	156,200	5,923,400
Toyota Motor	85,782	5,022,567
Toyota Tsusho	224,026	4,722,272
Yamada Denki	1,485,300	5,988,265

		220,075,655

Netherlands–1.57%
Boskalis Westminster	122,180	5,348,130
Delta Lloyd	324,210	2,724,238
Royal Dutch Shell Class B	192,569	4,553,495

		12,625,863

Norway–0.62%
Statoil	342,090	4,987,361

		4,987,361

Portugal–0.72%
EDP - Energias de Portugal	1,585,749	5,809,440

		5,809,440

Singapore–3.77%
Ascendas Real Estate Investment Trust	3,327,100	5,481,419
CapitaLand Mall Trust	3,891,700	5,204,048
Hutchison Port Holdings Trust	8,988,600	4,949,087
Keppel	937,200	4,482,281
Singapore Press Holdings	2,044,600	5,518,834

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	2,634,900	$4,767,806

		30,403,475

Spain–3.17%
ACS Actividades de Construccion y Servicios	175,984	5,063,416
Banco Santander	839,282	4,462,808
Endesa	316,355	6,671,418
Repsol	334,988	3,907,021
Telefonica	446,718	5,419,578

		25,524,241

Sweden–2.90%
Investment Kinnevik Class B	185,653	5,306,340
Investor Class B	155,600	5,345,963
Svenska Cellulosa Class B	269,065	7,528,159
TeliaSonera	962,968	5,197,302

		23,377,764

Switzerland–3.28%
Baloise Holding	45,811	5,249,588
Novartis	62,213	5,717,528
†Swiss Life Holding	24,689	5,506,692
Swiss Re	63,914	5,483,076
†Zurich Insurance Group	18,282	4,487,885

		26,444,769

United Kingdom–15.52%
Anglo American	388,178	3,242,602
Antofagasta	576,776	4,369,047
AstraZeneca	89,080	5,649,515
BHP Billiton	270,907	4,123,781
BP	936,727	4,752,523
Centrica	1,617,159	5,618,240
Cobham	1,372,328	5,940,531
†Glencore	1,406,036	1,951,733
HSBC Holdings	718,367	5,419,337
J Sainsbury	1,580,461	6,250,701
Kingfisher	1,164,968	6,328,595
Meggitt	744,210	5,369,011
Melrose Industries	1,450,447	5,802,627
†Persimmon	246,098	7,490,575
Rio Tinto	145,246	4,873,626
Royal Dutch Shell Class A	2,649	62,537
Royal Mail	944,561	6,563,347
Smiths Group	354,431	5,400,570
Standard Chartered	379,885	3,686,884
Tate & Lyle	699,956	6,237,309
Tesco	1,755,773	4,876,988
Vodafone Group	1,865,508	5,884,166
Weir Group	235,157	4,172,162
William Hill	1,105,779	5,881,431

LVIP SSgA Developed International 150 Fund–2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
United Kingdom (continued)
WM Morrison Supermarkets	2,071,760	$5,213,663

		125,161,501

Total Common Stock (Cost $892,380,971)		793,874,622

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–0.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,417,057	$5,417,057

Total Money Market Fund (Cost $5,417,057)		5,417,057

TOTAL VALUE OF SECURITIES–99.12% (Cost $897,798,028)	799,291,679
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	7,091,276

NET ASSETS APPLICABLE TO 102,504,695 SHARES OUTSTANDING–100.00%	$806,382,955

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,013,287 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
156 E-mini MSCI EAFE Index	$13,123,145	$12,866,100	12/21/15	$(257,045)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

LVIP SSgA Developed International 150 Fund–3

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$41,476,769	$41,476,769
Austria	—	11,185,600	11,185,600
Belgium	—	18,733,331	18,733,331
Canada	12,394,716	—	12,394,716
Denmark	—	14,183,544	14,183,544
Finland	—	15,656,202	15,656,202
France	—	64,711,408	64,711,408
Germany	—	33,835,533	33,835,533
Hong Kong	—	83,034,637	83,034,637
Israel	—	18,664,891	18,664,891
Italy	—	5,587,922	5,587,922
Japan	—	220,075,655	220,075,655
Netherlands	—	12,625,863	12,625,863
Norway	—	4,987,361	4,987,361
Portugal	—	5,809,440	5,809,440
Singapore	—	30,403,475	30,403,475
Spain	—	25,524,241	25,524,241
Sweden	—	23,377,764	23,377,764
Switzerland	—	26,444,769	26,444,769
United Kingdom	—	125,161,501	125,161,501
Money Market Fund	5,417,057	—	5,417,057

Total	$17,811,773	$781,479,906	$799,291,679

Futures Contracts	$(257,045)	$—	$(257,045)

As a result of utilizing international fair value pricing at September 30, 2015, the majority of the Fund’s common stock was categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Developed International 150 Fund–4

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK–97.01%
Brazil–4.30%
Banco do Brasil	1,046,226	$3,965,696
BR Malls Participacoes	1,404,000	3,717,845
Cia de Saneamento Basico do Estadode Sao Paulo ADR	1,340,127	5,199,693
Kroton Educacional	2,301,200	4,503,508
†Petroleo Brasileiro ADR	1,278,212	4,703,820
Tim Participacoes	2,142,400	4,046,852

		26,137,414

Chile–1.03%
Cencosud	3,216,247	6,263,364

		6,263,364

Greece–1.23%
OPAP	823,494	7,464,432

		7,464,432

■Hong Kong–34.16%
Agricultural Bank of China	15,072,000	5,724,186
Bank of China	12,961,100	5,589,180
Bank of Communications	8,724,000	6,080,933
Belle International Holdings	6,559,000	5,704,147
†China CITIC Bank	9,898,000	5,763,558
China Communications Construction	5,730,000	7,107,591
China Construction Bank	8,810,000	5,879,124
China Merchants Bank	3,071,000	7,484,868
†China Minsheng Banking	6,243,500	5,787,123
China Mobile	554,500	6,637,147
China National Building Material	7,370,000	4,270,245
China Railway Construction	5,651,000	8,359,718
China Railway Group	8,338,000	7,615,581
China Resources Enterprise	3,729,276	6,938,536
China Resources Power Holdings	2,918,000	6,699,268
China Telecom	11,770,000	5,702,708
CITIC	4,285,000	7,823,096
CNOOC	5,325,000	5,482,697
Country Garden Holdings	19,050,733	6,902,203
CSPC Pharmaceutical Group	8,826,000	7,770,914
Dongfeng Motor Group	4,636,000	5,818,401
Evergrande Real Estate Group	15,151,000	8,657,667
Guangzhou Automobile Group	7,920,000	6,465,525
Huaneng Power International	6,398,000	6,927,439
Industrial & Commercial Bank of China	10,168,000	5,874,019
Jiangsu Expressway	5,576,000	7,142,469
Jiangxi Copper	4,209,000	5,132,141
Longfor Properties	5,579,000	7,064,025
Shanghai Pharmaceuticals Holding	2,960,800	6,205,531
Shimao Property Holdings	3,594,000	5,431,061
Sinopharm Group	1,897,600	6,674,434
Sun Art Retail Group	8,751,000	6,730,517

		207,446,052

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Hungary–1.30%
Richter Gedeon	494,952	$7,869,079

		7,869,079

India–1.32%
Cairn India	2,058,590	4,843,545
Vedanta	2,445,044	3,179,386

		8,022,931

Indonesia–0.79%
Indofood Sukses Makmur	12,827,500	4,827,559

		4,827,559

Malaysia–2.55%
AMMB Holdings	4,093,900	4,252,999
IOI	5,744,700	5,314,713
YTL	16,238,400	5,911,317

		15,479,029

Mexico–1.05%
Coca-Cola Femsa	917,100	6,370,956

		6,370,956

Poland–2.49%
KGHM Polska Miedz	229,441	4,956,592
Orange Polska	2,894,228	5,533,368
PGE Polska Grupa Energetyczna	1,296,271	4,606,074

		15,096,034

Qatar–1.11%
Industries Qatar	199,991	6,770,353

		6,770,353

Republic of Korea–13.64%
Daewoo Shipbuilding & Marine Engineering	422,860	2,287,169
DGB Financial Group	661,239	5,880,311
Hyundai Mobis	32,652	6,389,025
Hyundai Motor	47,611	6,616,146
Industrial Bank of Korea	608,050	7,003,161
Kia Motors	177,636	8,052,592
KT&G	89,320	8,402,386
LG	132,269	6,810,003
Lotte Shopping	34,410	8,316,535
POSCO	31,668	4,477,773
Samsung Electronics	5,707	5,475,695
Shinhan Financial Group	192,090	6,717,894
SK Telecom	28,805	6,390,088

		82,818,778

Russia–3.03%
@Gazprom ADR	1,604,383	6,472,658
Lukoil ADR	159,188	5,421,997
Rosneft GDR	1,755,262	6,496,279

		18,390,934

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
South Africa–4.63%
Barloworld	952,534	$5,198,151
Imperial Holdings	463,130	5,678,469
Life Healthcare Group Holdings	2,179,231	5,605,979
MTN Group	430,138	5,531,254
Tiger Brands	278,015	6,121,335

		28,135,188

Taiwan–16.16%
Asia Cement	5,864,000	5,740,209
Asustek Computer	717,000	6,152,155
AU Optronics	14,528,000	4,292,451
Cheng Shin Rubber Industry	3,091,000	5,072,392
Compal Electronics	8,875,000	5,030,990
Far Eastern New Century	7,265,480	6,473,872
Inventec	9,631,000	4,579,576
Lite-On Technology	5,634,836	5,180,652
Mega Financial Holding	8,965,000	6,214,610
Quanta Computer	3,033,000	5,268,528
SinoPac Financial Holdings	18,961,702	5,998,354
Synnex Technology International	5,296,000	5,287,097
†Taishin Financial Holding	17,215,000	6,105,624
Taiwan Cement	5,428,000	5,506,958
Teco Electric and Machinery	7,493,000	5,896,814
Wistron	8,333,306	4,348,449
WPG Holdings	5,614,000	5,412,417
Yuanta Financial Holding	15,002,934	5,567,062

		98,128,210

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Thailand–3.88%
Bangkok Bank NVDR	1,322,800	$5,834,848
Charoen Pokphand Foods-Foreign	11,026,278	6,279,063
Krung Thai Bank NVDR	10,420,100	4,911,466
PTT Global Chemical NVDR	4,404,331	6,533,102

		23,558,479

Turkey–1.74%
Eregli Demir ve Celik Fabrikalari	4,696,649	5,797,725
Turkiye Is Bankasi Class C	3,047,081	4,750,354

		10,548,079

United Arab Emirates–2.60%
Aldar Properties	11,561,444	7,616,690
Dubai Islamic Bank	4,465,685	8,175,033

		15,791,723

Total Common Stock (Cost $727,040,640)		589,118,594

MONEY MARKET FUND–1.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,514,337	8,514,337

Total Money Market Fund (Cost $8,514,337)		8,514,337

TOTAL VALUE OF SECURITIES–98.41% (Cost $735,554,977)	597,632,931
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.59%	9,664,218

NET ASSETS APPLICABLE TO 77,901,837 SHARES OUTSTANDING–100.00%	$607,297,149

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,590,218 cash pledged as collateral for futures contracts as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $6,472,658, which represents 1.07% of the Fund’s net assets.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
417 E-mini MSCI Emerging Markets Index	$16,710,638	$16,494,435	12/21/15	$(216,203)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
Brazil	$26,137,414	$—	$26,137,414
Chile	6,263,364	—	6,263,364
Greece	—	7,464,432	7,464,432
Hong Kong	—	207,446,052	207,446,052
Hungary	—	7,869,079	7,869,079
India	—	8,022,931	8,022,931
Indonesia	—	4,827,559	4,827,559
Malaysia	—	15,479,029	15,479,029
Mexico	6,370,956	—	6,370,956
Poland	—	15,096,034	15,096,034
Qatar	—	6,770,353	6,770,353
Republic of Korea	8,402,386	74,416,392	82,818,778
Russia	6,496,279	11,894,655	18,390,934
South Africa	—	28,135,188	28,135,188
Taiwan	—	98,128,210	98,128,210
Thailand	—	23,558,479	23,558,479
Turkey	—	10,548,079	10,548,079
United Arab Emirates	—	15,791,723	15,791,723
Money Market Fund	8,514,337	—	8,514,337

Total	$62,184,736	$535,448,195	$597,632,931

Futures Contracts	$(216,203)	$—	$(216,203)

As a result of utilizing international fair value pricing at September 30, 2015, the majority of the Fund’s common stock was categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.88%
Aerospace & Defense–0.92%
L-3 Communications Holdings	88,922	$9,294,127

		9,294,127

Auto Components–2.04%
Johnson Controls	226,282	9,359,024
Lear	102,799	11,182,475

		20,541,499

Automobiles–2.84%
Ford Motor	695,346	9,435,845
General Motors	298,095	8,948,812
Harley-Davidson	185,555	10,186,970

		28,571,627

Banks–5.31%
BB&T	287,977	10,251,981
CIT Group	251,335	10,060,940
Fifth Third Bancorp	583,110	11,026,610
JPMorgan Chase	187,019	11,402,548
Regions Financial	1,195,694	10,773,203

		53,515,282

Biotechnology–0.51%
Baxalta	163,638	5,156,233

		5,156,233

Chemicals–3.09%
Dow Chemical	237,515	10,070,636
Eastman Chemical	161,740	10,467,813
LyondellBasell Industries Class A	126,691	10,560,962

		31,099,411

Commercial Services & Supplies–1.13%
Republic Services	276,214	11,380,017

		11,380,017

Communications Equipment–3.23%
Cisco Systems	410,925	10,786,781
Juniper Networks	499,029	12,830,036
QUALCOMM	165,741	8,905,264

		32,522,081

Consumer Finance–0.62%
Navient	552,215	6,206,897

		6,206,897

Diversified Financial Services–0.99%
Voya Financial	257,599	9,987,113

		9,987,113

Diversified Telecommunication Services–0.80%
CenturyLink	322,134	8,092,006

		8,092,006

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electric Utilities–3.02%
Duke Energy	149,747	$10,772,799
Entergy	145,505	9,472,376
Exelon	342,277	10,165,627

		30,410,802

Electrical Equipment–1.72%
Eaton	167,017	8,567,972
Emerson Electric	197,110	8,706,349

		17,274,321

Electronic Equipment, Instruments & Components–0.84%
Corning	495,378	8,480,871

		8,480,871

Energy Equipment & Services–0.85%
National Oilwell Varco	227,447	8,563,380

		8,563,380

Food & Staples Retailing–0.88%
Wal-Mart Stores	135,926	8,813,442

		8,813,442

Food Products–6.53%
Archer-Daniels-Midland	240,392	9,964,248
Bunge	141,821	10,395,479
Kellogg	176,709	11,759,984
Kraft Heinz	131,933	9,311,831
Mondelez International	317,389	13,289,077
Smucker (J.M.)	97,194	11,088,863

		65,809,482

Health Care Equipment & Supplies–2.50%
Baxter International	163,638	5,375,508
St. Jude Medical	170,570	10,761,261
Zimmer Biomet Holdings	96,272	9,042,829

		25,179,598

Health Care Providers & Services–6.51%
Aetna	105,067	11,495,380
Anthem	72,871	10,201,940
Cigna	88,187	11,907,009
Quest Diagnostics	146,726	9,019,247
UnitedHealth Group	95,805	11,114,338
Universal Health Services Class B	94,890	11,843,221

		65,581,135

Hotels, Restaurants & Leisure–2.00%
Carnival	250,596	12,454,621
Las Vegas Sands	203,528	7,727,958

		20,182,579

Household Durables–1.22%
Horton (D.R.)	417,048	12,244,529

		12,244,529

LVIP SSgA Large Cap 100 Fund–1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Household Products–0.97%
Procter & Gamble	135,536	$9,750,460

		9,750,460

Industrial Conglomerates–1.12%
General Electric	448,898	11,321,208

		11,321,208

Insurance–9.59%
ACE	100,103	10,350,650
Aflac	175,322	10,191,468
American International Group	205,456	11,674,010
Cincinnati Financial	210,142	11,305,640
Everest Re Group	63,772	11,054,238
MetLife	220,090	10,377,244
Principal Financial Group	219,054	10,370,016
Prudential Financial	139,109	10,601,497
Unum Group	333,761	10,707,053

		96,631,816

IT Services–1.88%
Western Union	574,122	10,540,880
Xerox	865,007	8,416,518

		18,957,398

Leisure Products–1.02%
Mattel	489,202	10,302,594

		10,302,594

Life Sciences Tools & Services–0.93%
Agilent Technologies	273,518	9,389,873

		9,389,873

Machinery–5.67%
Caterpillar	139,327	9,106,413
Cummins	81,414	8,839,932
Deere	126,445	9,356,930
Dover	160,163	9,158,120
Parker-Hannifin	94,872	9,231,046
Stanley Black & Decker	117,330	11,378,663

		57,071,104

Media–2.93%
Comcast Class A	199,062	11,322,647
Gannett	154,377	2,273,973
TEGNA	308,754	6,913,002
Time Warner	131,430	9,035,814

		29,545,436

Metals & Mining–1.43%
Freeport-McMoRan	570,929	5,532,302
Nucor	236,277	8,872,201

		14,404,503

Multiline Retail–1.58%
Kohl’s	148,490	6,876,572

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	175,981	$9,031,345

		15,907,917

Multi-Utilities–2.23%
CenterPoint Energy	545,197	9,835,354
Consolidated Edison	189,302	12,654,839

		22,490,193

Oil, Gas & Consumable Fuels–5.33%
Chevron	105,818	8,346,924
ConocoPhillips	176,044	8,443,070
Exxon Mobil	132,058	9,818,512
Marathon Oil	422,038	6,499,385
Occidental Petroleum	150,983	9,987,525
Valero Energy	175,600	10,553,560

		53,648,976

Paper & Forest Products–0.77%
International Paper	205,383	7,761,424

		7,761,424

Pharmaceuticals–2.99%
Johnson & Johnson	111,173	10,378,000
Merck	193,300	9,547,087
Pfizer	325,935	10,237,618

		30,162,705

Real Estate Investment Trusts–1.01%
Annaly Capital Management	1,028,895	10,155,194

		10,155,194

Road & Rail–0.81%
Norfolk Southern	107,173	8,188,017

		8,188,017

Semiconductors & Semiconductor Equipment–2.28%
Intel	370,043	11,153,096
Xilinx	278,435	11,805,644

		22,958,740

Software–3.06%
CA	349,739	9,547,875
Microsoft	270,158	11,957,193
Symantec	478,220	9,310,943

		30,816,011

Specialty Retail–1.88%
Best Buy	289,901	10,761,125
Staples	694,851	8,150,602

		18,911,727

Technology Hardware, Storage & Peripherals–2.86%
EMC	431,266	10,419,387
Hewlett-Packard	347,796	8,907,056

LVIP SSgA Large Cap 100 Fund–2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital	118,873	$9,443,271

		28,769,714

Textiles, Apparel & Luxury Goods–0.99%
Ralph Lauren	84,397	9,972,350

		9,972,350

Total Common Stock (Cost $991,448,035)		996,023,792

MONEY MARKET FUND–0.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,508,970	8,508,970

Total Money Market Fund (Cost $8,508,970)		8,508,970

	Principal	Value
	Amount°	(U.S. $)

SHORT-TERM INVESTMENT–0.08%
≠U.S. Treasury Obligations–0.08%
U.S. Treasury Bill ¥ 0.015% 10/1/15	850,000	$850,000

Total Short-Term Investment (Cost $850,000)		850,000

TOTAL VALUE OF SECURITIES–99.81% (Cost $1,000,807,005)	1,005,382,762
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,925,078

NET ASSETS APPLICABLE TO 76,126,047 SHARES OUTSTANDING–100.00%	$1,007,307,840

≠   The rate shown is the effective yield at the time of purchase.

°   Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥   Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
120 E-mini S&P 500 Index	$11,691,606	$11,452,200	12/21/15	$(239,406)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock	$996,023,792	$—	$996,023,792
Money Market Fund	8,508,970	—	8,508,970
Short-Term Investments	—	850,000	850,000

Total	$1,004,532,762	$850,000	$1,005,382,762

Futures Contracts	$(239,406)	$—	$(239,406)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Large Cap 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Large Cap 100 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.19%
Aerospace & Defense–0.77%
National Presto Industries	18,453	$1,554,850

		1,554,850

Auto Components–0.55%
Superior Industries International	59,650	1,114,262

		1,114,262

Banks–2.31%
First Niagara Financial Group	129,171	1,318,836
Hancock Holding	38,800	1,049,540
Trustmark	47,700	1,105,209
Valley National Bancorp	121,600	1,196,544

		4,670,129

Biotechnology–0.86%
PDL BioPharma	162,900	819,387
†Xencor	75,800	927,034

		1,746,421

Building Products–0.61%
Universal Forest Products	21,500	1,240,120

		1,240,120

Capital Markets–0.73%
Arlington Asset Investment Class A	46,083	647,466
Calamos Asset Management Class A	88,600	839,928

		1,487,394

Chemicals–0.54%
Huntsman	53,700	520,353
Kronos Worldwide	91,500	568,215

		1,088,568

Commercial Services & Supplies–4.36%
Brady Class A	41,678	819,389
Civeo	445,800	659,784
Ennis	82,683	1,435,377
Essendant	28,964	939,302
Kimball International Class B	113,000	1,068,980
McGrath RentCorp	35,164	938,527
Quad Graphics	50,576	611,970
Tetra Tech	47,600	1,157,156
Viad	41,500	1,203,085

		8,833,570

Communications Equipment–2.84%
ADTRAN	62,900	918,340
Black Box	55,013	810,892
Brocade Communications Systems	98,700	1,024,506
Comtech Telecommunications	40,210	828,728
Harris	15,500	1,133,825
†NETGEAR	35,660	1,040,202

		5,756,493

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.78%
DeVry Education Group	34,500	$938,745
Graham Holdings	1,100	634,700

		1,573,445

Diversified Telecommunication Services–0.37%
†Iridium Communications	122,250	751,837

		751,837

Electric Utilities–1.08%
Empire District Electric	46,485	1,024,065
Westar Energy	30,207	1,161,157

		2,185,222

Electrical Equipment–0.16%
Global Power Equipment Group	88,054	323,158

		323,158

Electronic Equipment, Instruments & Components–4.73%
Avnet	26,223	1,119,198
AVX	81,329	1,064,597
CTS	64,800	1,199,448
Daktronics	107,200	929,424
Dolby Laboratories Class A	30,300	987,780
†Fabrinet	61,767	1,132,189
†Kimball Electronics	85,500	1,020,015
SYNNEX	15,130	1,286,958
Vishay Intertechnology	86,325	836,489

		9,576,098

Energy Equipment & Services–2.68%
Atwood Oceanics	40,400	598,324
CARBO Ceramics	37,600	714,024
Diamond Offshore Drilling	43,018	744,211
†Hornbeck Offshore Services	58,400	790,152
Nabors Industries	84,500	798,525
Rowan	63,800	1,030,370
Tidewater	57,203	751,647

		5,427,253

Food & Staples Retailing–0.47%
Andersons	28,200	960,492

		960,492

Food Products–1.87%
Cal-Maine Foods	29,400	1,605,534
Fresh Del Monte Produce	29,761	1,175,857
Sanderson Farms	14,800	1,014,836

		3,796,227

Gas Utilities–0.71%
AGL Resources	23,500	1,434,440

		1,434,440

Health Care Equipment & Supplies–5.34%
Analogic	12,812	1,051,096

LVIP SSgA Small-Mid Cap 200 Fund–1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
CONMED	22,994	$1,097,734
CryoLife	114,474	1,113,832
DENTSPLY International	22,779	1,151,934
†Greatbatch	20,500	1,156,610
†Halyard Health	23,800	676,872
Hill-Rom Holdings	23,910	1,243,081
Meridian Bioscience	60,200	1,029,420
STERIS	16,861	1,095,459
Teleflex	9,650	1,198,627

		10,814,665

Health Care Providers & Services–6.97%
Aceto	52,400	1,438,380
Chemed	9,519	1,270,501
Ensign Group	25,025	1,066,816
†IPC Healthcare	24,970	1,939,919
Kindred Healthcare	49,348	777,231
†LHC Group	36,836	1,649,148
†Magellan Health	16,721	926,845
Owens & Minor	33,632	1,074,206
Patterson	23,466	1,014,905
Select Medical Holdings	78,738	849,583
†Triple-S Management Class B	56,947	1,014,226
U.S. Physical Therapy	24,500	1,099,805

		14,121,565

Health Care Technology–1.12%
Quality Systems	73,000	911,040
†Vocera Communications	118,300	1,349,803

		2,260,843

Hotels, Restaurants & Leisure–0.52%
Marcus	54,928	1,062,308

		1,062,308

Household Durables–3.63%
CSS Industries	38,998	1,027,207
Ethan Allen Interiors	44,100	1,164,681
KB Home	75,600	1,024,380
MDC Holdings	41,770	1,093,539
NACCO Industries Class A	21,843	1,038,635
PulteGroup	53,047	1,000,997
Ryland Group	24,355	994,415

		7,343,854

Household Products–0.55%
Orchids Paper Products	42,800	1,117,080

		1,117,080

Insurance–6.72%
Aspen Insurance Holdings	24,300	1,129,221
Assurant	18,800	1,485,388
Assured Guaranty	44,700	1,117,500
Axis Capital Holdings	22,100	1,187,212

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Endurance Specialty Holdings	18,240	$1,113,187
Old Republic International	77,510	1,212,256
OneBeacon Insurance Group Class A	78,200	1,097,928
PartnerRe	10,100	1,402,688
Safety Insurance Group	19,261	1,042,983
Symetra Financial	50,100	1,585,164
Validus Holdings	27,637	1,245,600

		13,619,127

Internet Software & Services–0.99%
InterActiveCorp	17,400	1,135,698
†Liquidity Services	118,100	872,759

		2,008,457

IT Services–2.14%
CSG Systems International	38,312	1,180,010
DST Systems	10,776	1,132,989
Leidos Holdings	27,445	1,133,753
ManTech International Class A	34,677	891,199

		4,337,951

Life Sciences Tools & Services–0.52%
PerkinElmer	22,772	1,046,601

		1,046,601

Machinery–4.51%
AGCO	24,448	1,140,010
American Railcar Industries	23,200	838,912
Briggs & Stratton	58,007	1,120,115
Hyster-Yale Materials Handling	16,000	925,280
Joy Global	29,756	444,257
Kennametal	33,809	841,506
Oshkosh	24,400	886,452
SPX	13,600	162,112
†SPX FLOW	13,600	468,248
Terex	43,700	783,978
Timken	28,100	772,469
Trinity Industries	33,600	761,712

		9,145,051

Media–2.91%
AMC Entertainment Holdings	33,300	838,827
†Cable One	1,100	461,362
Harte-Hanks	148,520	524,276
†Media General	72,800	1,018,472
Meredith	21,264	905,421
Scholastic	30,369	1,183,176
Time	50,900	969,645

		5,901,179

Metals & Mining–3.15%
Commercial Metals	75,400	1,021,670
Kaiser Aluminum	15,107	1,212,337
Reliance Steel & Aluminum	19,321	1,043,527

LVIP SSgA Small-Mid Cap 200 Fund–2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Schnitzer Steel Industries	74,354	$1,006,753
TimkenSteel	44,700	452,364
United States Steel	46,400	483,488
Worthington Industries	43,800	1,159,824

		6,379,963

Multi-Utilities–1.16%
Avista	34,900	1,160,425
SCANA	21,060	1,184,836

		2,345,261

Oil, Gas & Consumable Fuels–0.89%
†Approach Resources	154,300	288,541
Denbury Resources	145,932	356,074
Murphy Oil	24,400	590,480
†Rex Energy	273,500	566,145

		1,801,240

Paper & Forest Products–0.43%
Domtar	24,600	879,450

		879,450

Pharmaceuticals–0.41%
†Endocyte	182,000	833,560

		833,560

Professional Services–0.36%
CDI	84,456	722,099

		722,099

Real Estate Investment Trusts–10.11%
AG Mortgage Investment Trust	62,000	943,640
Altisource Residential	55,300	769,776
American Capital Mortgage Investment	62,700	924,198
Anworth Mortgage Asset	218,328	1,078,540
Apollo Commercial Real Estate Finance	65,161	1,023,679
Apollo Residential Mortgage	71,400	903,924
Ares Commercial Real Estate	101,966	1,222,572
Capstead Mortgage	93,799	927,672
Chimera Investment	70,136	937,718
CYS Investments	129,900	943,074
Dynex Capital	137,399	901,337
Hatteras Financial	64,200	972,630
MFA Financial	145,868	993,361
New Residential Investment	75,491	988,932
New York Mortgage Trust	148,790	816,857
PennyMac Mortgage Investment Trust	54,013	835,581
Redwood Trust	62,368	863,173
Resource Capital	61,690	689,080
Select Income REIT	46,450	883,015
Starwood Property Trust	47,210	968,749
Two Harbors Investment	106,534	939,630

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Western Asset Mortgage Capital	76,293	$962,055

		20,489,193

Semiconductors & Semiconductor Equipment–4.80%
Brooks Automation	97,940	1,146,877
†First Solar	19,362	827,725
Integrated Silicon Solution	64,000	1,375,360
Intersil Class A	82,600	966,420
IXYS	96,500	1,076,940
Marvell Technology Group	76,950	696,397
MKS Instruments	33,475	1,122,417
Pericom Semiconductor	76,600	1,397,950
Teradyne	62,000	1,116,620

		9,726,706

Software–1.48%
Ebix	38,232	954,271
†EnerNOC	105,600	834,240
Mentor Graphics	49,127	1,209,998

		2,998,509

Specialty Retail–5.26%
Abercrombie & Fitch	52,100	1,103,999
Big 5 Sporting Goods	87,602	909,309
†Christopher & Banks	218,700	242,757
Destination Maternity	77,133	711,166
Finish Line Class A	47,700	920,610
GameStop Class A	29,722	1,224,844
Group 1 Automotive	13,633	1,160,850
Guess	60,010	1,281,814
Penske Automotive Group	22,900	1,109,276
Rent-A-Center	41,896	1,015,978
Sonic Automotive Class A	47,600	971,992

		10,652,595

Technology Hardware, Storage & Peripherals–0.38%
Lexmark International Class A	26,656	772,491

		772,491

Textiles, Apparel & Luxury Goods–0.61%
Movado Group	47,500	1,226,925

		1,226,925

Thrifts & Mortgage Finance–2.37%
Federal Agricultural Mortgage Class C	40,700	1,055,351
New York Community Bancorp	68,600	1,238,916
Northwest Bancshares	97,600	1,268,800
Oritani Financial	79,300	1,238,666

		4,801,733

Tobacco–0.61%
Universal	24,912	1,234,888

		1,234,888

LVIP SSgA Small-Mid Cap 200 Fund–3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–2.34%
Aircastle	51,389	$1,059,127
Applied Industrial Technologies	26,600	1,014,790
†CAI International	46,873	472,480
GATX	20,000	883,000
†TAL International Group	28,297	386,820
†Veritiv	24,800	923,552

		4,739,769

Wireless Telecommunication Services–0.49%
Spok Holdings	59,969	987,090

		987,090

Total Common Stock (Cost $219,873,360)		196,890,132

MONEY MARKET FUND–3.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,319,021	6,319,021

Total Money Market Fund (Cost $6,319,021)		6,319,021

	Principal Amount°

SHORT-TERM INVESTMENTS–0.15%
≠U.S. Treasury Obligations–0.15%
U.S. Treasury Bills
¥ 0.015% 10/1/15	50,000	$50,000
¥ 0.025% 12/17/15	250,000	250,010

Total Short Term Investments (Cost $299,987)		300,010

TOTAL VALUE OF SECURITIES–100.46% (Cost $226,492,368)	203,509,163
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.46%)	(927,682)

NET ASSETS APPLICABLE TO 16,782,279 SHARES OUTSTANDING–100.00%	$202,581,481

†	Non-income producing for the period.

≠ The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥ Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
20	E-mini Russell 2000 Index	$2,322,741	$2,191,800	12/21/15	$(130,941)
25	E-mini S&P MidCap 400 Index	3,513,984	3,407,250	12/21/15	(106,734)

		$5,836,725			$(237,675)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

LVIP SSgA Small-Mid Cap 200 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock	$196,890,132	$—	$196,890,132
Money Market Fund	6,319,021	—	6,319,021
Short-Term Investments	—	300,010	300,010

Total	$203,209,153	$300,010	$203,509,163

Futures Contracts	$(237,675)	$—	$(237,675)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Small-Mid Cap 200 Fund –5

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–50.34%
Equity Funds–16.51%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	9,203,376	$121,880,303
LVIP SSgA S&P 500 Index Fund	1,393,004	19,106,450
LVIP SSgA Small-Cap Index Fund	192,141	4,620,020
LVIP SSgA Small-Mid Cap 200 Fund	1,530,694	18,504,562

		164,111,335

Fixed Income Fund–15.64%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	13,539,652	155,516,439

		155,516,439

International Equity Funds–18.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	14,683,942	115,547,940
LVIP SSgA Emerging Markets 100 Fund	2,432,353	18,972,351
LVIP SSgA International Index Fund	5,637,623	46,273,613

		180,793,904

Total Affiliated Investment Companies (Cost $492,450,763)		500,421,678

UNAFFILIATED INVESTMENT COMPANIES–48.63%
Equity Funds–13.60%
Consumer Discretionary Select Sector SPDR® Fund	256,877	19,075,686
Financial Select Sector SPDR® Fund	816,824	18,509,232

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Health Care Select Sector SPDR® Fund	278,217	$18,426,312
SPDR® S&P 500 ETF	48,975	9,385,079
SPDR® S&P 600 Small Cap ETF	48,607	4,757,167
WisdomTree Europe Hedged Equity Fund	599,763	32,777,048
WisdomTree Japan Hedged Equity Fund	662,770	32,250,388

		135,180,912

Fixed Income Funds–19.25%
SPDR® Barclays Aggregate Bond ETF	833,455	48,182,033
SPDR® Barclays High Yield Bond ETF	778,261	27,752,787
†SPDR® Barclays TIPS ETF	1,305,165	72,071,211
Vanguard Long-Term Bond ETF	485,603	43,383,772

		191,389,803

International Equity Funds–3.29%
SPDR® S&P Emerging Markets ETF	90,530	4,751,920
SPDR® S&P World ex-US ETF	1,106,384	28,024,707

		32,776,627

Money Market Fund–12.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	124,149,687	124,149,687

		124,149,687

Total Unaffiliated Investment Companies (Cost $493,682,909)		483,497,029

TOTAL VALUE OF SECURITIES–98.97% (Cost $986,133,672)	983,918,707
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.03%	10,256,089

NET ASSETS APPLICABLE TO 89,370,882 SHARES OUTSTANDING–100.00%	$994,174,796

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $11,774,438 cash pledged as collateral and $2,958,092 foreign currencies due to broker for futures contracts as of September 30, 2015.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(266)	British Pound Currency	$(25,379,378)	$(25,125,362)	12/15/15	$254,016
(265)	E-mini MSCI Emerging Markets Index	(10,311,306)	(10,482,075)	12/21/15	(170,769)
(921)	E-mini S&P 500 Index	(88,313,744)	(87,895,635)	12/21/15	418,109
(95)	E-mini S&P MidCap 400 Index	(12,883,287)	(12,947,550)	12/21/15	(64,263)
(296)	Euro Currency	(41,496,722)	(41,362,300)	12/15/15	134,422
(1,226)	Euro STOXX 50 Index	(43,008,425)	(42,344,607)	12/21/15	663,818
(282)	FTSE 100 Index	(25,866,458)	(25,675,498)	12/21/15	190,960
(288)	Japanese Yen Currency	(29,949,874)	(30,034,800)	12/15/15	(84,926)
(209)	Nikkei 225 Index (OSE)	(30,732,224)	(30,297,682)	12/11/15	434,542

		$(307,941,418)			$1,775,909

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$983,918,707

Futures Contracts	$1,775,909

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSgA International Index Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.56%
Australia–6.21%
AGL Energy	127,435	$1,434,226
Alumina	468,716	372,901
Amcor	243,129	2,261,064
AMP	547,897	2,151,912
APA Group	208,320	1,257,301
Aristocrat Leisure	93,145	566,508
Asciano	206,623	1,223,271
ASX	33,510	894,635
Aurizon Holdings	441,176	1,558,607
AusNet Services	252,173	242,386
Australia & New Zealand Banking Group	545,353	10,419,583
Bank of Queensland	55,508	454,413
Bendigo & Adelaide Bank	73,184	511,467
BHP Billiton	632,945	9,996,924
Boral	130,004	483,507
Brambles	319,626	2,195,664
Caltex Australia	51,069	1,127,342
CIMIC Group	17,957	298,318
Coca-Cola Amatil	104,489	662,411
Cochlear	8,574	504,509
Commonwealth Bank of Australia	333,625	17,124,481
Computershare	73,999	552,587
Crown Resorts	59,112	413,458
CSL	92,850	5,843,350
Dexus Property Group	166,008	837,164
Federation Centres	648,595	1,252,465
Flight Centre Travel Group	8,399	213,928
Fortescue Metals Group	243,687	314,583
Goodman Group	325,877	1,347,017
GPT Group	384,790	1,222,929
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	112,540	308,265
Healthscope	228,851	411,333
Iluka Resources	71,132	312,500
Incitec Pivot	288,379	794,842
Insurance Australia Group	485,234	1,659,075
James Hardie Industries CDI	88,731	1,071,079
Lend Lease Group	94,753	838,864
Macquarie Group	60,461	3,276,691
Medibank Pvt	527,768	899,121
Mirvac Group	599,563	727,970
National Australia Bank	515,392	10,907,199
†Newcrest Mining	141,761	1,275,676
Orica	59,674	633,347
=Origin Energy	234,713	1,004,945
Platinum Asset Management	40,363	192,840
†Qantas Airways	94,179	247,255
QBE Insurance Group	278,027	2,531,934
Ramsay Health Care	26,696	1,101,049
REA Group	8,246	258,225
Rio Tinto	85,597	2,944,917

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Santos	168,825	$477,748
Scentre Group	1,075,709	2,960,675
Seek	55,169	467,548
Sonic Healthcare	81,237	1,044,897
†South32	556,812	538,210
†South32	368,248	353,148
Stockland	447,537	1,215,874
Suncorp Group	262,253	2,256,066
Sydney Airport	174,088	731,652
Tabcorp Holdings	157,922	519,906
Tatts Group	248,431	659,132
Telstra	859,868	3,399,656
TPG Telecom	40,572	310,957
Transurban Group	388,018	2,717,987
Treasury Wine Estates	126,488	586,110
Wesfarmers	222,931	6,162,510
Westfield	399,511	2,811,238
Westpac Banking	614,023	12,898,710
Woodside Petroleum	149,245	3,054,516
Woolworths	252,733	4,430,054
WorleyParsons	29,413	123,129

		146,855,761

Austria–0.16%
ANDRITZ	13,432	605,259
†Erste Group Bank	57,792	1,679,486
=IMMOEAST	13,053	0
OMV	22,930	557,937
†Raiffeisen Bank International	19,247	252,948
voestalpine	18,078	621,567

		3,717,197

Belgium–1.28%
Ageas	37,789	1,552,992
Anheuser-Busch InBev	157,958	16,799,708
*=Anheuser-Busch InBev VVPR Strip	1,896	0
Colruyt	11,778	567,661
Delhaize Group	19,030	1,686,832
Groupe Bruxelles Lambert	15,148	1,143,130
KBC Groep	50,425	3,188,977
Proximus	32,355	1,119,223
Solvay Class A	11,016	1,125,836
†Telenet Group Holding	7,983	458,587
UCB	25,888	2,028,137
Umicore	15,771	608,229

		30,279,312

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	235,092

		235,092

Denmark–1.78%
AP Moeller - Maersk Class A	810	1,220,138

LVIP SSgA International Index Fund––1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
AP Moeller - Maersk Class B	1,452	$2,238,282
Carlsberg Class B	22,158	1,702,691
Coloplast Class B	20,362	1,443,677
Danske Bank	140,920	4,258,747
DSV	36,826	1,376,106
ISS	29,033	964,403
Novo Nordisk Class B	384,481	20,748,820
Novozymes Class B	44,811	1,955,691
Pandora	22,318	2,607,226
TDC	153,000	789,090
Tryg	16,350	317,678
Vestas Wind Systems	41,346	2,149,587
†William Demant Holding	3,899	323,929

		42,096,065

Finland–0.85%
Elisa	25,308	856,098
Fortum	92,610	1,370,251
Kone Class B	68,275	2,598,394
Metso	16,203	337,067
Neste	23,689	545,201
Nokia	733,622	5,016,360
Nokian Renkaat	19,229	622,473
Orion Class B	16,843	637,345
Sampo Class A	89,263	4,320,072
Stora Enso Class R	118,253	894,764
UPM-Kymmene	109,992	1,651,059
Wartsila	28,764	1,141,422

		19,990,506

France–9.81%
Accor	38,379	1,799,485
Aeroports de Paris	6,640	753,641
Air Liquide	67,977	8,058,824
Airbus Group	116,874	6,921,284
†Alcatel-Lucent	527,936	1,947,927
†Alstom	45,291	1,400,903
Arkema	13,177	854,107
Atos	16,914	1,300,118
AXA	387,174	9,400,184
BNP Paribas	208,422	12,270,659
Bollore	171,897	838,075
Bouygues	37,770	1,340,414
Bureau Veritas	50,866	1,073,796
Cap Gemini	31,442	2,807,858
Carrefour	110,682	3,280,220
Casino Guichard Perrachon	8,803	468,803
Christian Dior	10,218	1,914,389
Cie de Saint-Gobain	95,378	4,139,440
Cie Generale des Etablissements Michelin	37,373	3,419,421
CNP Assurances	27,678	384,581

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Credit Agricole	208,477	$2,400,138
Danone	114,752	7,243,509
Dassault Systemes	23,734	1,754,064
Edenred	32,877	538,348
Electricite de France	47,707	842,387
Engie	290,941	4,707,566
Essilor International	40,848	4,990,334
Eurazeo	5,746	382,682
Eutelsat Communications	36,354	1,115,016
Fonciere Des Regions	4,372	381,216
Gecina	7,061	861,097
Groupe Eurotunnel	98,043	1,335,784
Hermes International	4,846	1,764,007
ICADE	5,292	359,051
Iliad	5,154	1,042,615
Imerys	5,370	344,983
Ingenico Group	9,734	1,176,222
JCDecaux	16,700	607,061
Kering	15,388	2,518,928
Klepierre	39,008	1,767,935
Lagardere	18,306	507,244
Legrand	53,637	2,853,654
L’Oreal	49,772	8,651,076
LVMH Moet Hennessy Louis Vuitton	55,141	9,387,374
Natixis	171,606	950,147
†Numericable-SFR	18,274	845,981
Orange	394,002	5,972,779
Pernod Ricard	42,397	4,280,754
†Peugeot	75,557	1,144,883
Publicis Groupe	38,146	2,607,003
Remy Cointreau	3,794	249,333
Renault	38,720	2,793,755
Rexel	60,653	746,671
Safran	58,286	4,382,619
Sanofi	230,869	21,978,753
Schneider Electric	110,001	6,159,953
SCOR	30,627	1,099,824
SES FDR	65,835	2,077,705
Societe BIC	6,223	966,991
Societe Generale	143,726	6,423,258
Sodexo	19,513	1,619,076
STMicroelectronics	123,283	842,244
Suez Environnement	63,390	1,139,079
Technip	20,226	957,168
Thales	21,829	1,522,026
TOTAL	423,298	19,041,161
Unibail-Rodamco	19,607	5,081,819
Valeo	16,281	2,210,587
Veolia Environnement	83,331	1,900,459
Vinci	94,783	6,027,124
Vivendi	230,173	5,453,192
Wendel	4,961	581,664

LVIP SSgA International Index Fund––2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Zodiac Aerospace	34,874	$800,716

		231,763,144

Germany–8.21%
adidas	42,148	3,398,281
Allianz	89,869	14,117,790
Axel Springer	6,481	362,426
BASF	180,620	13,814,430
Bayer	162,243	20,815,520
Bayerische Motoren Werke	65,714	5,733,066
Beiersdorf	18,607	1,649,343
Brenntag	27,756	1,497,542
†Commerzbank	216,629	2,287,988
Continental	21,934	4,684,793
Daimler	189,263	13,778,930
Deutsche Bank	272,720	7,359,948
Deutsche Boerse	38,762	3,342,991
†Deutsche Lufthansa	35,835	498,851
Deutsche Post	192,743	5,339,561
Deutsche Telekom	625,563	11,135,975
Deutsche Wohnen	59,860	1,600,924
E.ON	399,666	3,429,709
Evonik Industries	24,763	829,129
Fraport Frankfurt Airport Services Worldwide	6,547	404,820
Fresenius	75,568	5,072,715
Fresenius Medical Care	43,851	3,427,174
GEA Group	33,906	1,292,850
Hannover Rueck	11,597	1,187,893
HeidelbergCement	28,831	1,979,881
Henkel	21,353	1,887,351
HUGO BOSS	12,561	1,412,366
Infineon Technologies	229,101	2,574,050
K+S	39,878	1,338,043
†Kabel Deutschland Holding	3,440	448,604
LANXESS	17,878	837,102
Linde	36,832	5,982,421
MAN	6,236	635,254
Merck	26,256	2,324,610
METRO	31,210	863,516
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	33,102	6,182,281
OSRAM Licht	17,561	909,807
ProSiebenSat.1 Media	40,068	1,966,762
†QIAGEN	44,456	1,146,749
RTL Group	6,015	518,535
RWE	84,832	964,008
SAP	193,421	12,530,528
Siemens	155,862	13,924,241
Symrise	21,484	1,294,481
Telefonica Deutschland Holding	131,416	803,605
ThyssenKrupp	76,387	1,342,270

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
United Internet	25,977	$1,316,992
Volkswagen	6,585	775,864
Vonovia	93,890	3,021,946

		194,043,916

■Hong Kong–2.93%
AIA Group	2,371,000	12,330,820
ASM Pacific Technology	34,000	222,996
Bank of East Asia	208,211	700,022
BOC Hong Kong Holdings	754,000	2,223,728
Cathay Pacific Airways	188,000	354,033
Cheung Kong Infrastructure Holdings	126,000	1,129,293
Cheung Kong Property Holdings	541,152	3,964,604
CK Hutchison Holdings	535,160	6,961,077
CLP Holdings	381,500	3,261,388
First Pacific	369,750	225,899
Galaxy Entertainment Group	422,000	1,080,849
Hang Lung Properties	388,000	872,740
Hang Seng Bank	154,600	2,788,708
Henderson Land Development	215,169	1,286,625
HKT Trust	420,592	499,816
Hong Kong & China Gas	1,404,974	2,634,535
Hong Kong Exchanges and Clearing	222,961	5,114,882
Hysan Development	120,850	503,198
Kerry Logistics Network	15	21
Kerry Properties	101,531	278,761
Li & Fung	916,000	701,678
Link REIT	465,215	2,561,176
MGM China Holdings	135,995	158,421
MTR	306,339	1,331,947
New World Development	1,151,444	1,121,360
NWS Holdings	275,163	362,707
PCCW	636,596	327,687
Power Assets Holdings	258,500	2,446,120
Sands China	499,868	1,518,310
Shangri-La Asia	254,166	220,659
Sino Land	589,405	897,423
SJM Holdings	287,591	204,751
Sun Hung Kai Properties	345,005	4,499,950
Swire Pacific Class A	117,000	1,311,382
Swire Properties	261,361	724,404
Techtronic Industries	269,000	1,002,834
#†WH Group 144A	1,166,139	580,329
Wharf Holdings	268,000	1,512,145
Wheelock	155,000	673,145
Wynn Macau	271,153	310,225
Yue Yuen Industrial Holdings	118,500	440,869

		69,341,517

Ireland–0.60%
=Anglo Irish Bank	3,965	0
†Bank of Ireland	5,615,268	2,195,523

LVIP SSgA International Index Fund––3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Ireland (continued)
CRH	163,732	$4,322,214
Kerry Group Class A	29,586	2,225,770
WPP	259,042	5,393,181

		14,136,688

Israel–0.60%
Azrieli Group	6,290	251,466
Bank Hapoalim	181,640	914,071
†Bank Leumi Le-Israel	297,767	1,111,507
Bezeq The Israeli Telecommunication	354,913	679,259
Delek Group	735	160,674
Israel	558	133,813
Israel Chemicals	104,489	537,712
Mizrahi Tefahot Bank	17,430	206,111
NICE Systems	11,008	616,569
Teva Pharmaceutical Industries	170,138	9,615,567

		14,226,749

Italy–2.40%
Assicurazioni Generali	233,287	4,268,267
Atlantia	84,183	2,354,825
†Banca Monte dei Paschi di Siena	450,639	802,985
†Banco Popolare	71,047	1,051,171
Enel	1,398,753	6,241,225
Enel Green Power	280,471	530,331
Eni	502,708	7,907,770
EXOR	21,295	928,352
†Fiat Chrysler Automobiles	166,585	2,165,200
†Finmeccanica	67,349	843,398
Intesa Sanpaolo	2,503,073	8,842,606
Intesa Sanpaolo RSP	202,428	652,301
Luxottica Group	34,359	2,381,236
Mediobanca	113,127	1,113,027
Pirelli & C	56,712	949,020
Prysmian	33,255	687,358
†Saipem	39,228	314,550
Snam	429,703	2,206,904
†Telecom Italia	1,879,898	2,316,646
Telecom Italia RSP	1,266,912	1,299,355
Terna Rete Elettrica Nazionale	283,703	1,378,861
UniCredit	949,464	5,919,147
Unione di Banche Italiane ScpA	170,261	1,208,085
UnipolSai	165,713	360,345

		56,722,965

Japan–21.59%
ABC-Mart	4,800	268,355
†Acom	83,400	426,766
Aeon	123,300	1,912,944
AEON Financial Service	19,500	385,843
Aeon Mall	16,390	251,783
Air Water	24,000	360,516
Aisin Seiki	36,500	1,224,698

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ajinomoto	115,000	$2,425,221
Alfresa Holdings	29,600	505,513
Alps Electric	30,600	864,181
Amada Holdings	72,900	555,854
ANA Holdings	199,000	557,506
Aozora Bank	189,000	655,538
Asahi Glass	163,000	952,500
Asahi Group Holdings	78,600	2,550,147
Asahi Kasei	228,000	1,607,796
Asics	29,200	695,988
Astellas Pharma	419,000	5,423,797
Bandai Namco Holdings	38,800	900,536
Bank of Kyoto	61,000	620,441
Bank of Yokohama	236,000	1,434,474
Benesse Holdings	10,300	275,393
Bridgestone	129,900	4,495,528
Brother Industries	35,000	421,909
Calbee	12,400	401,281
Canon	211,400	6,115,530
Casio Computer	39,300	715,361
Central Japan Railway	28,800	4,643,552
Chiba Bank	128,000	908,977
Chubu Electric Power	119,200	1,757,586
Chugai Pharmaceutical	42,700	1,311,510
Chugoku Bank	25,500	378,473
Chugoku Electric Power	64,500	889,050
Citizen Holdings	51,700	357,328
†COLOPL	12,000	193,014
Credit Saison	24,400	443,297
Dai Nippon Printing	93,000	898,638
Daicel	64,700	794,278
Daihatsu Motor	31,800	367,859
Dai-ichi Life Insurance	216,100	3,440,422
Daiichi Sankyo	117,500	2,038,940
Daikin Industries	47,400	2,658,586
Daito Trust Construction	13,100	1,331,078
Daiwa House Industry	121,200	3,004,779
Daiwa Securities Group	339,000	2,193,592
Denso	97,100	4,113,218
Dentsu	39,800	2,042,626
Don Quijote Holdings	21,600	813,829
East Japan Railway	66,400	5,595,473
Eisai	50,700	2,991,503
Electric Power Development	28,300	863,734
FamilyMart	8,500	387,555
FANUC	40,300	6,199,958
Fast Retailing	10,600	4,311,829
Fuji Electric	83,000	301,026
Fuji Heavy Industries	117,500	4,228,354
FUJIFILM Holdings	92,800	3,469,210
Fujitsu	383,000	1,666,043
Fukuoka Financial Group	136,000	647,775

LVIP SSgA International Index Fund––4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
GungHo Online Entertainment	59,000	$175,265
Gunma Bank	57,000	364,838
Hachijuni Bank	58,000	411,714
Hakuhodo DY Holdings	34,100	323,309
Hamamatsu Photonics	25,800	583,909
Hankyu Hanshin Holdings	223,000	1,363,939
Hikari Tsushin	2,400	167,989
Hino Motors	47,200	481,027
Hirose Electric	5,040	548,697
Hiroshima Bank	75,000	433,465
Hisamitsu Pharmaceutical	8,900	297,606
Hitachi	962,000	4,854,483
Hitachi Chemical	21,400	295,274
Hitachi Construction Machinery	14,900	199,706
Hitachi High-Technologies	9,200	199,219
Hitachi Metals	34,000	394,856
Hokuhoku Financial Group	180,000	412,160
Hokuriku Electric Power	23,600	317,433
Honda Motor	321,500	9,596,118
Hoya	85,800	2,810,230
Hulic	62,200	562,704
Ibiden	20,100	263,146
Idemitsu Kosan	14,400	220,594
IHI	260,000	668,133
Iida Group Holdings	25,000	391,128
Inpex	173,700	1,553,071
Isetan Mitsukoshi Holdings	68,300	1,024,836
Isuzu Motors	110,500	1,109,690
ITOCHU	316,700	3,348,049
Itochu Techno-Solutions	7,200	153,562
Iyo Bank	38,000	436,855
J Front Retailing	43,000	696,569
Japan Airlines	20,000	707,728
Japan Airport Terminal	7,300	315,524
Japan Exchange Group	102,400	1,496,971
Japan Prime Realty Investment	116	377,092
Japan Real Estate Investment	235	1,082,521
Japan Retail Fund Investment	528	1,021,649
Japan Tobacco	217,600	6,750,276
JFE Holdings	91,900	1,207,061
JGC	31,000	411,299
Joyo Bank	119,000	626,937
JSR	31,300	451,205
JTEKT	31,200	436,849
JX Holdings	424,110	1,531,491
Kajima	170,000	902,205
Kakaku.com	22,800	370,297
Kamigumi	41,000	335,972
Kaneka	43,000	316,671
†Kansai Electric Power	132,000	1,467,535
Kansai Paint	36,000	489,636
Kao	100,600	4,560,473

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kawasaki Heavy Industries	244,000	$842,406
KDDI	345,400	7,731,447
Keihan Electric Railway	102,000	680,347
Keikyu	74,000	589,052
Keio	126,000	895,831
Keisei Electric Railway	63,000	691,138
Keyence	9,144	4,083,681
Kikkoman	30,000	826,328
Kintetsu Group Holdings	353,000	1,267,973
Kirin Holdings	154,100	2,021,371
Kobe Steel	596,000	646,255
Koito Manufacturing	21,100	689,501
Komatsu	186,000	2,730,302
Konami Holdings	13,300	287,455
Konica Minolta	98,900	1,041,931
Kose	5,400	492,875
Kubota	225,000	3,096,673
Kuraray	75,500	941,000
Kurita Water Industries	16,000	339,714
Kyocera	64,600	2,958,802
Kyowa Hakko Kirin	36,000	536,698
†Kyushu Electric Power	84,700	924,152
Lawson	11,400	841,157
LIXIL Group	50,900	1,035,970
M3	35,600	707,502
Mabuchi Motor	9,800	425,530
Makita	23,200	1,234,126
Marubeni	313,100	1,534,060
Marui Group	39,100	471,651
Maruichi Steel Tube	7,000	158,460
Mazda Motor	97,600	1,542,271
McDonald’s Holdings	13,100	294,049
Medipal Holdings	20,600	326,874
MEIJI Holdings	23,068	1,691,660
Minebea	60,000	636,950
Miraca Holdings	8,200	347,763
Mitsubishi	274,900	4,506,228
Mitsubishi Chemical Holdings	254,300	1,327,905
Mitsubishi Electric	387,000	3,545,277
Mitsubishi Estate	249,000	5,086,665
Mitsubishi Gas Chemical	61,000	281,593
Mitsubishi Heavy Industries	614,000	2,746,070
Mitsubishi Logistics	25,000	289,913
Mitsubishi Materials	180,000	546,939
Mitsubishi Motors	121,700	930,838
Mitsubishi Tanabe Pharma	39,700	700,642
Mitsubishi UFJ Financial Group	2,506,100	15,143,089
Mitsubishi UFJ Lease & Finance	69,900	307,954
Mitsui	340,700	3,829,456
Mitsui Chemicals	129,000	413,460
Mitsui Fudosan	188,000	5,153,555
Mitsui OSK Lines	258,000	619,754

LVIP SSgA International Index Fund––5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mixi	8,300	$284,063
Mizuho Financial Group	4,618,420	8,639,585
MS&AD Insurance Group Holdings	101,954	2,735,527
Murata Manufacturing	40,300	5,205,951
Nabtesco	22,000	401,958
Nagoya Railroad	184,000	723,117
NEC	484,000	1,490,206
Nexon	30,200	403,778
NGK Insulators	51,000	975,946
NGK Spark Plug	30,000	688,703
NH Foods	34,000	693,863
NHK Spring	23,500	227,877
Nidec	44,400	3,053,337
Nikon	69,100	835,688
Nintendo	21,200	3,573,446
Nippon Building Fund	298	1,442,032
Nippon Electric Glass	61,000	294,654
Nippon Express	166,000	793,240
Nippon Paint Holdings	30,000	524,715
Nippon Prologis REIT	225	408,277
Nippon Steel & Sumitomo Metal	153,122	2,790,419
Nippon Telegraph & Telephone	149,000	5,248,541
Nippon Yusen	352,000	815,771
Nissan Motor	496,200	4,562,550
Nisshin Seifun Group	32,065	466,290
Nissin Foods Holdings	13,800	634,867
Nitori Holdings	14,400	1,127,628
Nitto Denko	33,700	2,018,469
NOK	14,100	305,076
Nomura Holdings	725,000	4,208,341
Nomura Real Estate Holdings	25,100	504,633
Nomura Research Institute	25,190	967,015
NSK	90,000	872,410
NTT Data	24,900	1,255,426
NTT DOCOMO	283,900	4,788,755
NTT Urban Development	13,800	127,164
Obayashi	110,000	938,580
Odakyu Electric Railway	133,000	1,197,774
Oji Holdings	123,000	527,961
Olympus	56,300	1,756,538
Omron	34,000	1,023,517
Ono Pharmaceutical	15,700	1,861,555
Oracle Japan	5,900	249,162
Oriental Land	40,800	2,278,491
ORIX	266,000	3,431,368
Osaka Gas	391,000	1,482,507
Otsuka	7,300	355,697
Otsuka Holdings	79,100	2,525,892
Panasonic	440,200	4,455,065
Park24	17,800	334,080
Rakuten	173,100	2,212,734
Recruit Holdings	26,000	779,624

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Resona Holdings	412,000	$2,099,330
Ricoh	136,800	1,380,769
Rinnai	5,600	427,275
Rohm	18,800	836,074
Ryohin Keikaku	4,200	855,192
Sankyo	7,600	270,390
Sanrio	5,700	155,713
Santen Pharmaceutical	72,100	968,027
SBI Holdings	44,870	507,004
Secom	42,500	2,556,080
Sega Sammy Holdings	31,700	309,364
Seibu Holdings	18,000	364,788
Seiko Epson	60,700	858,701
Sekisui Chemical	82,000	863,128
Sekisui House	124,300	1,947,107
Seven & i Holdings	149,400	6,817,878
Seven Bank	91,400	395,603
†Sharp	244,000	279,855
Shikoku Electric Power	27,900	455,018
Shimadzu	41,000	591,953
Shimamura	3,500	377,017
Shimano	16,100	2,262,077
Shimizu	118,000	1,013,213
Shin-Etsu Chemical	82,000	4,205,469
Shinsei Bank	369,000	758,565
Shionogi	55,000	1,971,566
Shiseido	68,700	1,498,182
Shizuoka Bank	104,000	1,043,771
Showa Shell Sekiyu	36,300	286,158
SMC	10,900	2,386,747
SoftBank Group	189,400	8,758,186
Sompo Japan Nipponkoa Holdings	61,475	1,785,606
†Sony	249,400	6,113,579
Sony Financial Holdings	36,800	604,021
Stanley Electric	30,300	604,559
Sumitomo	228,900	2,213,650
Sumitomo Chemical	278,000	1,405,829
Sumitomo Dainippon Pharma	22,500	224,945
Sumitomo Electric Industries	137,900	1,764,250
Sumitomo Heavy Industries	79,000	313,058
Sumitomo Metal Mining	104,000	1,181,464
Sumitomo Mitsui Financial Group	251,000	9,518,395
Sumitomo Mitsui Trust Holdings	672,460	2,464,699
Sumitomo Realty & Development	73,000	2,323,500
Sumitomo Rubber Industries	23,600	327,609
Suntory Beverage & Food	26,800	1,029,674
Suruga Bank	28,300	526,612
Suzuken Aichi	11,550	385,174
Suzuki Motor	74,100	2,278,666
Sysmex	27,400	1,447,103
T&D Holdings	107,900	1,274,553
Taiheiyo Cement	198,000	593,306

LVIP SSgA International Index Fund––6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Taisei	192,000	$1,251,717
Taisho Pharmaceutical Holdings	4,800	275,958
Taiyo Nippon Sanso	34,000	323,018
Takashimaya	42,000	339,369
Takeda Pharmaceutical	156,300	6,857,517
TDK	25,600	1,447,941
Teijin	135,000	410,077
Terumo	58,000	1,641,625
THK	16,500	262,832
Tobu Railway	169,000	726,002
Toho Gas	58,000	342,027
Toho Tokyo	17,100	389,785
Tohoku Electric Power	86,900	1,177,677
Tokio Marine Holdings	135,600	5,066,227
†Tokyo Electric Power	273,200	1,824,951
Tokyo Electron	31,000	1,463,733
Tokyo Gas	472,000	2,283,308
Tokyo Tatemono	32,000	381,558
Tokyu	218,000	1,599,886
Tokyu Fudosan Holdings	103,800	690,665
TonenGeneral Sekiyu	65,000	629,937
Toppan Printing	86,000	692,801
Toray Industries	298,000	2,576,391
†Toshiba	818,000	2,060,839
TOTO	22,000	685,629
Toyo Seikan Group Holdings	35,600	566,685
Toyo Suisan Kaisha	14,000	530,791
Toyoda Gosei	15,200	298,766
Toyota Industries	30,100	1,431,881
Toyota Motor	535,700	31,365,426
Toyota Tsusho	35,000	737,769
Trend Micro	18,500	653,525
Unicharm	68,200	1,208,001
United Urban Investment	394	526,206
USS	37,900	630,381
West Japan Railway	29,800	1,867,821
Yahoo Japan	279,600	1,064,479
Yakult Honsha	17,100	851,828
Yamada Denki	149,900	604,350
Yamaguchi Financial Group	32,000	392,272
Yamaha	25,900	573,662
Yamaha Motor	43,500	875,181
Yamato Holdings	67,600	1,294,337
Yamazaki Baking	17,000	261,960
Yaskawa Electric	35,500	362,290
Yokogawa Electric	31,000	324,492
Yokohama Rubber	16,000	282,206

		510,245,844

Luxembourg–0.04%
Tenaris	85,654	1,029,763

		1,029,763

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands–3.33%
Aegon	377,077	$2,162,213
Akzo Nobel	49,358	3,210,208
†Altice Class A-W/I	48,915	1,023,464
†Altice Class B-W/I	16,305	363,746
ArcelorMittal	187,246	971,032
ASML Holding	68,701	6,039,018
Boskalis Westminster	15,031	657,945
CNH Industrial	172,123	1,121,960
Delta Lloyd	46,835	393,540
Gemalto	14,967	973,039
Heineken	46,220	3,742,371
Heineken Holding	19,553	1,394,057
ING Groep CVA	761,786	10,767,928
Koninklijke Ahold	179,543	3,502,532
Koninklijke DSM	37,293	1,721,134
Koninklijke KPN	649,552	2,436,087
Koninklijke Philips	186,280	4,382,582
Koninklijke Vopak	11,600	463,805
NN Group	39,504	1,134,051
†OCI	15,255	391,323
Randstad Holding	26,560	1,587,513
RELX	205,235	3,352,920
Royal Dutch Shell Class B	480,540	11,362,871
TNT Express	107,667	821,607
Unilever CVA	320,590	12,850,849
Wolters Kluwer	61,906	1,909,140

		78,736,935

New Zealand–0.12%
Auckland International Airport	168,953	528,948
Contact Energy	130,095	412,882
Fletcher Building	102,878	448,585
Meridian Energy	274,764	370,001
Mighty River Power	154,373	248,697
Ryman Healthcare	58,695	274,949
Spark New Zealand	284,798	544,289

		2,828,351

Norway–0.55%
DNB	197,618	2,571,874
Gjensidige Forsikring	31,313	421,616
Norsk Hydro	250,639	835,771
Orkla	155,897	1,152,902
Seadrill	61,742	360,589
Statoil	224,470	3,272,569
†Subsea 7	42,965	323,415
Telenor	151,396	2,829,072
Yara International	32,920	1,313,266

		13,081,074

Portugal–0.13%
†Banco Comercial Portugues Class R	7,797,172	381,052
EDP	412,560	1,511,426

LVIP SSgA International Index Fund––7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Portugal (continued)
Galp Energia	62,209	$613,867
Jeronimo Martins	39,399	531,742

		3,038,087

Singapore–1.19%
Ascendas Real Estate Investment Trust	325,000	535,440
CapitaLand	485,000	915,818
CapitaLand Commercial Trust	294,000	277,590
CapitaLand Mall Trust	405,000	541,573
City Developments	63,000	341,374
ComfortDelGro	432,000	872,749
DBS Group Holdings	350,892	4,005,342
Genting Singapore	955,800	488,230
Global Logistic Properties	614,000	882,783
Golden Agri-Resources	1,199,480	278,816
Hutchison Port Holdings Trust	909,400	500,712
Jardine Cycle & Carriage	18,888	358,888
Keppel	259,815	1,242,599
Noble Group	676,155	197,853
Oversea-Chinese Banking	611,288	3,785,399
Sembcorp Industries	151,000	368,541
Sembcorp Marine	131,000	211,503
Singapore Airlines	119,000	895,844
Singapore Exchange	175,000	865,742
Singapore Press Holdings	347,000	936,631
Singapore Technologies Engineering	239,000	501,437
Singapore Telecommunications	1,593,000	4,032,209
StarHub	118,000	287,328
Suntec Real Estate Investment Trust	451,000	476,400
United Overseas Bank	259,397	3,387,095
UOL Group	75,308	318,857
Wilmar International	294,000	531,988

		28,038,741

Spain–3.30%
Abertis Infraestructuras	97,990	1,550,428
ACS Actividades de Construccion y Servicios	37,050	1,066,004
#†Aena 144A	12,851	1,421,505
Amadeus IT Holding	89,791	3,847,111
Banco Bilbao Vizcaya Argentaria	1,242,399	10,505,519
Banco de Sabadell	905,900	1,667,362
Banco Popular Espanol	323,151	1,180,480
Banco Santander	2,812,934	14,957,530
Bankia	835,065	1,083,788
Bankinter	120,397	886,986
CaixaBank	540,562	2,086,165
†Distribuidora Internacional de Alimentacion	136,635	827,123
Enagas	38,364	1,100,108
Endesa	66,548	1,403,390
Ferrovial	90,413	2,162,694

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Gas Natural SDG	62,405	$1,217,654
Grifols	29,349	1,213,463
Iberdrola	1,069,644	7,127,274
Industria de Diseno Textil	216,028	7,243,736
Mapfre	219,475	573,892
Red Electrica	19,282	1,601,096
Repsol	214,490	2,501,632
Telefonica	875,291	10,619,017
Zardoya Otis	25,718	277,923

		78,121,880

Sweden–2.90%
Alfa Laval	49,082	803,424
Assa Abloy Class B	200,767	3,600,504
Atlas Copco Class A	134,990	3,246,008
Atlas Copco Class B	80,409	1,798,399
Boliden	53,928	844,317
Electrolux Class B	50,300	1,421,157
Getinge Class B	35,029	781,744
Hennes & Mauritz Class B	187,949	6,866,197
Hexagon Class B	53,370	1,630,352
Husqvarna Class B	76,246	499,990
ICA Gruppen	14,943	505,826
Industrivarden Class C	25,640	450,313
Investment Kinnevik Class B	43,919	1,255,294
Investor Class B	91,605	3,147,281
†Lundin Petroleum	36,176	466,833
Millicom International Cellular SDR	14,382	899,311
Nordea Bank	601,426	6,709,058
Sandvik	218,537	1,861,366
Securitas Class B	54,137	662,024
Skandinaviska Enskilda Banken Class A	304,923	3,260,849
Skanska Class B	70,159	1,377,255
SKF Class B	82,698	1,519,690
Svenska Cellulosa Class B	118,245	3,308,372
Svenska Handelsbanken Class A	298,875	4,286,834
Swedbank Class A	181,090	4,005,319
Swedish Match	34,439	1,040,923
Tele2 Class B	49,952	487,107
Telefonaktiebolaget LM Ericsson Class B	604,184	5,926,147
TeliaSonera	524,364	2,830,082
Volvo Class B	309,224	2,961,767

		68,453,743

Switzerland–9.43%
†ABB.	434,624	7,689,242
†Actelion	20,748	2,636,717
†Adecco	34,450	2,522,707
†Aryzta	18,855	799,057
Baloise Holding	10,554	1,209,407

LVIP SSgA International Index Fund––8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Barry Callebaut	344	$374,534
Cie Financiere Richemont Class A	103,260	8,033,936
†Credit Suisse Group	307,641	7,393,959
†Dufry	6,771	792,752
EMS-Chemie Holding	1,816	747,027
Geberit	7,683	2,350,109
†Givaudan	1,859	3,024,587
†Julius Baer Group	41,757	1,896,075
Kuehne + Nagel International Class R	10,068	1,294,478
†LafargeHolcim	74,675	3,914,066
Lindt & Spruengli Class R	20	1,418,598
Lindt & Spruengli PC	184	1,078,706
†Lonza Group	11,031	1,447,295
Nestle	631,230	47,467,218
Novartis	445,472	40,939,971
Pargesa Holding Bearer Shares	4,834	283,661
Partners Group Holding	2,857	968,250
Roche Holding	137,592	36,523,015
Schindler Holding	4,023	589,990
Schindler Holding PC	9,332	1,340,375
SGS	995	1,738,479
Sika Bearer Shares	416	1,283,049
Sonova Holding	11,219	1,444,501
Sulzer	4,424	433,446
Swatch Group	6,269	2,324,749
Swatch Group Bearer Shares	7,766	560,181
†Swiss Life Holding	5,963	1,330,001
Swiss Prime Site	12,045	879,965
Swiss Re	69,895	5,996,176
Swisscom	5,236	2,612,848
Syngenta	18,429	5,904,244
Transocean	78,066	1,006,908
UBS Group	718,023	13,273,540
†Zurich Insurance Group	29,716	7,294,716

		222,818,535

United Kingdom–19.14%
3i Group	181,648	1,283,184
Aberdeen Asset Management	174,782	785,143
Admiral Group	41,278	938,849
Aggreko	48,532	699,670
Amec Foster Wheeler	68,198	740,842
Anglo American	282,904	2,363,207
Antofagasta	80,124	606,935
ARM Holdings	282,138	4,053,675
Ashtead Group	104,586	1,479,062
Associated British Foods	71,565	3,621,966
AstraZeneca	248,297	15,747,167
Aviva	803,572	5,496,269
Babcock International Group	38,977	539,234
BAE Systems	632,051	4,284,561
Barclays	3,296,723	12,200,888

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Barratt Developments	203,483	$1,987,686
BG Group	673,499	9,716,141
BHP Billiton	418,349	6,368,163
BP	3,585,116	18,189,233
British American Tobacco	365,965	20,193,057
British Land	197,065	2,502,736
BT Group	1,648,889	10,494,775
Bunzl	59,747	1,603,316
Burberry Group	91,399	1,894,642
Capita	134,893	2,450,008
Capital Shopping Centres Group	155,539	776,360
Carnival	33,231	1,719,315
Centrica	998,132	3,467,652
Cobham	243,962	1,056,062
†Coca-Cola HBC	43,922	929,800
Compass Group	330,211	5,274,599
Croda International	25,935	1,064,245
Diageo	494,839	13,295,240
Direct Line Insurance Group	257,054	1,458,613
Dixons Carphone	189,776	1,219,730
easyJet	25,867	698,279
Experian	198,503	3,186,726
Fresnillo	32,375	290,028
G4S	301,072	1,052,537
GKN	294,248	1,195,236
GlaxoSmithKline	955,285	18,336,254
†Glencore	2,219,273	3,080,596
Hammerson	145,910	1,377,825
Hargreaves Lansdown	51,064	933,906
HSBC Holdings	3,824,797	28,854,144
ICAP	121,426	841,031
IMI	52,372	752,566
Imperial Tobacco Group	188,904	9,766,437
Inmarsat	85,313	1,269,194
InterContinental Hotels Group	43,219	1,497,347
†International Consolidated Airlines Group	102,223	913,175
†International Consolidated Airlines Group	60,078	538,237
Intertek Group	30,680	1,132,209
Investec	120,039	919,158
ITV	773,230	2,881,501
Johnson Matthey	36,309	1,346,231
Kingfisher	471,892	2,563,515
Land Securities Group	159,451	3,039,866
Legal & General Group	1,185,398	4,274,417
Lloyds Banking Group	11,235,237	12,791,300
London Stock Exchange Group	57,051	2,091,232
Marks & Spencer Group	334,222	2,537,088
Meggitt	166,452	1,200,847
Melrose Industries	217,444	869,901
#Merlin Entertainments 144A	139,155	784,107

LVIP SSgA International Index Fund––9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Mondi	75,922	$1,591,316
National Grid	738,084	10,279,743
Next	29,177	3,362,530
Old Mutual	995,410	2,852,802
Pearson	165,705	2,832,479
†Persimmon	56,896	1,731,764
Petrofac	57,908	674,447
Prudential	506,756	10,691,147
Randgold Resources	16,660	981,725
Reckitt Benckiser Group	126,572	11,478,666
RELX	225,232	3,863,181
Rexam	149,267	1,185,173
Rio Tinto	249,812	8,382,264
†Rolls-Royce Holdings	367,709	3,772,148
†Royal Bank of Scotland Group	650,887	3,105,550
Royal Dutch Shell Class A	764,622	18,051,065
Royal Mail	141,706	984,654
RSA Insurance Group	189,977	1,158,228
SABMiller	191,570	10,848,553
Sage Group	196,607	1,487,495
Sainsbury (J.)	260,765	1,031,322
Schroders	23,299	990,056
Segro	160,839	1,046,466
Severn Trent	44,502	1,472,178
Shire	116,867	7,989,523
Sky	207,708	3,286,265
Smith & Nephew	180,017	3,145,224
Smiths Group	76,336	1,163,154
†Sports Direct International	60,476	693,846
SSE	198,208	4,486,196
St. James’s Place	92,825	1,194,711
Standard Chartered	506,098	4,911,815
Standard Life	399,719	2,347,693
Tate & Lyle	91,019	811,070
Taylor Wimpey	666,549	1,974,902
Tesco	1,622,467	4,506,705
Travis Perkins	46,274	1,380,532
TUI Class DI	102,628	1,896,280
†Tullow Oil	181,063	465,426
Unilever	253,090	10,308,647
United Utilities Group	121,692	1,705,692
Vodafone Group	5,206,633	16,422,707
Weir Group	41,744	740,623
Whitbread	36,806	2,607,658
William Hill	169,832	903,305
WM Morrison Supermarkets	425,505	1,070,800
Wolseley	52,314	3,060,156

		452,444,797

Total Common Stock (Cost $2,262,613,089)		2,282,246,662

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.41%
Germany–0.41%
Bayerische Motoren Werke 4.21%	8,838	$607,830
FUCHS PETROLUB 1.92%	12,670	560,778
Henkel 1.42%	35,712	3,678,173
Porsche Automobil Holding 4.99%	31,297	1,331,552
Volkswagen 4.55%	32,274	3,545,227

Total Preferred Stock (Cost $12,561,595)		9,723,560

MONEY MARKET FUND–2.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	52,575,799	52,575,799

Total Money Market Fund (Cost $52,575,799)		52,575,799

LVIP SSgA International Index Fund––10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.20% (Cost $2,327,750,483)	$2,344,546,021
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	18,938,102

NET ASSETS APPLICABLE TO 287,995,490 SHARES OUTSTANDING–100.00%	$2,363,484,123

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2015, the aggregate value of Rule 144A securities was $2,785,941, which represents 0.12% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $7,109,238 cash and $1,950 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $1,004,945, which represents 0.04% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
855 E-mini MSCI EAFE Index	$72,937,638	$70,516,125	12/21/15	$(2,421,513)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$145,850,816	$1,004,945	$146,855,761
Austria	—	3,717,197	—	3,717,197
Belgium	—	30,279,312	—	30,279,312
China	—	235,092	—	235,092
Denmark	—	42,096,065	—	42,096,065
Finland	—	19,990,506	—	19,990,506
France	—	231,763,144	—	231,763,144
Germany	—	194,043,916	—	194,043,916
Hong Kong	499,816	68,841,701	—	69,341,517
Ireland	—	14,136,688	—	14,136,688
Israel	—	14,226,749	—	14,226,749
Italy	—	56,722,965	—	56,722,965
Japan	—	510,245,844	—	510,245,844
Luxembourg	—	1,029,763	—	1,029,763

LVIP SSgA International Index Fund––11

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Netherlands	$12,155,138	$66,581,797	$—	$78,736,935
New Zealand	—	2,828,351	—	2,828,351
Norway	—	13,081,074	—	13,081,074
Portugal	—	3,038,087	—	3,038,087
Singapore	—	28,038,741	—	28,038,741
Spain	—	78,121,880	—	78,121,880
Sweden	—	68,453,743	—	68,453,743
Switzerland	—	222,818,535	—	222,818,535
United Kingdom	—	452,444,797	—	452,444,797
Preferred Stock	—	9,723,560	—	9,723,560
Money Market Fund	52,575,799	—	—	52,575,799

Total	$65,230,753	$2,278,310,323	$1,004,945	$2,344,546,021

Futures Contracts	$(2,421,513)	$—	$—	$(2,421,513)

As a result of utilizing international fair value pricing at September 30, 2015, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA International Index Fund––12

LVIP SSgA International Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.98%
International Equity Fund–92.98%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	7,752,230	$63,630,305

Total Affiliated Investment Company (Cost $70,827,219)		63,630,305

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.41%
Money Market Fund–5.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,704,866	$3,704,866

Total Unaffiliated Investment Company (Cost $3,704,866)		3,704,866

TOTAL VALUE OF SECURITIES–98.39% (Cost $74,532,085)	67,335,171
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.61%	1,099,953

NET ASSETS APPLICABLE TO 7,865,327 SHARES OUTSTANDING–100.00%	$68,435,124

*	Standard Class shares.

«	Includes $1,494,532 cash and $347,441 foreign currencies due to broker for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(62)	British Pound Currency	$(5,950,654)	$(5,856,288)	12/15/15	$94,367
(68)	Euro Currency	(9,531,442)	(9,502,150)	12/15/15	29,292
(278)	Euro STOXX 50 Index	(10,023,322)	(9,601,795)	12/21/15	421,527
(64)	FTSE 100 Index	(5,986,225)	(5,827,064)	12/21/15	159,161
(66)	Japanese Yen Currency	(6,850,070)	(6,882,975)	12/15/15	(32,905)
(47)	Nikkei 225 Index (OSE)	(7,020,522)	(6,813,354)	12/11/15	207,167

		$(45,362,235)			$878,609

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$67,335,171

Futures Contracts	$878,609

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA International Managed Volatility Fund–1

LVIP SSgA Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.29%
Equity Fund–92.29%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	10,698,673	$146,742,994

Total Affiliated Investment Company (Cost $149,517,206)		146,742,994

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.42%
Money Market Fund–6.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,214,662	$10,214,662

Total Unaffiliated Investment Company (Cost $10,214,662)		10,214,662

TOTAL VALUE OF SECURITIES–98.71% (Cost $159,731,868)	156,957,656
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.29%	2,044,235

NET ASSETS APPLICABLE TO 14,882,983 SHARES OUTSTANDING–100.00%	$159,001,891

*	Standard Class shares.

«	Includes $1,606,840 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(708) E-mini S&P 500 Index	$(68,005,660)	$(67,567,980)	12/21/15	$437,680

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$156,957,656

Futures Contracts	$437,680

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Large Cap Managed Volatility Fund–1

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.40%
Aerospace & Defense–1.59%
B/E Aerospace	78,392	$3,441,409
†Esterline Technologies	22,750	1,635,497
Huntington Ingalls Industries	35,913	3,848,078
†KLX	38,950	1,392,073
Orbital ATK	43,883	3,153,871
†Teledyne Technologies	26,092	2,356,108
Triumph Group	36,384	1,531,039

		17,358,075

Airlines–1.23%
Alaska Air Group	93,924	7,462,262
†JetBlue Airways	232,306	5,986,526

		13,448,788

Auto Components–0.48%
Dana Holding	120,460	1,912,905
Gentex	217,234	3,367,127

		5,280,032

Automobiles–0.16%
Thor Industries	33,659	1,743,536

		1,743,536

Banks–5.63%
Associated Banc-Corp	112,624	2,023,853
BancorpSouth	63,449	1,508,183
Bank of Hawaii	32,206	2,044,759
Bank of the Ozarks	57,700	2,524,952
Cathay General Bancorp	54,878	1,644,145
City National	35,722	3,145,679
Commerce Bancshares	59,184	2,696,423
Cullen/Frost Bankers	40,587	2,580,521
East West Bancorp	106,894	4,106,867
First Horizon National	172,418	2,444,887
First Niagara Financial Group	260,151	2,656,142
FirstMerit	122,419	2,163,144
Fulton Financial	130,470	1,578,687
Hancock Holding	57,516	1,555,808
International Bancshares	42,668	1,067,980
PacWest Bancorp	75,284	3,222,908
Prosperity Bancshares	48,580	2,385,764
†Signature Bank	37,536	5,163,452
†SVB Financial Group	37,836	4,371,571
Synovus Financial	98,358	2,911,397
TCF Financial	124,733	1,890,952
Trustmark	49,885	1,155,835
Umpqua Holdings	162,862	2,654,651
Valley National Bancorp	163,114	1,605,042
Webster Financial	67,033	2,388,386

		61,491,988

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–0.14%
†Boston Beer Class A	7,136	$1,502,913

		1,502,913

Biotechnology–0.41%
†United Therapeutics	34,130	4,479,221

		4,479,221

Building Products–1.15%
Fortune Brands Home & Security	117,718	5,588,073
Lennox International	29,567	3,350,828
Smith (A.O.)	55,327	3,606,767

		12,545,668

Capital Markets–1.99%
Eaton Vance	87,086	2,910,414
Federated Investors Class B	70,554	2,039,011
Janus Capital Group	109,254	1,485,854
Raymond James Financial	94,531	4,691,574
SEI Investments	102,790	4,957,562
†Stifel Financial	50,125	2,110,263
Waddell & Reed Financial Class A	62,231	2,163,772
WisdomTree Investments	82,973	1,338,354

		21,696,804

Chemicals–3.12%
Albemarle	82,839	3,653,200
Ashland	49,907	5,021,642
Cabot	46,865	1,479,059
Chemours	133,687	864,955
Cytec Industries	52,720	3,893,372
Minerals Technologies	25,646	1,235,111
NewMarket	7,810	2,788,170
Olin	57,237	962,154
PolyOne	65,859	1,932,303
RPM International	98,372	4,120,803
Scotts Miracle-Gro Class A	33,020	2,008,276
Sensient Technologies	34,509	2,115,402
Valspar	55,195	3,967,417

		34,041,864

Commercial Services & Supplies–1.71%
†Clean Harbors	39,421	1,733,341
†Copart	80,782	2,657,728
Deluxe	36,869	2,055,078
Donnelley (R.R.) & Sons	154,032	2,242,706
Herman Miller	44,050	1,270,402
HNI	32,848	1,409,179
MSA Safety	23,247	929,183
Rollins	71,040	1,908,845
Waste Connections	91,462	4,443,224

		18,649,686

Communications Equipment–0.98%
†ARRIS Group	97,967	2,544,203

LVIP SSgA Mid-Cap Index Fund–1

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Ciena	88,396	$1,831,565
InterDigital	26,632	1,347,579
†NetScout Systems	74,287	2,627,531
Plantronics	26,678	1,356,576
†Polycom	99,726	1,045,128

		10,752,582

Construction & Engineering–0.52%
†AECOM	111,040	3,054,710
Granite Construction	26,847	796,550
KBR	106,518	1,774,590

		5,625,850

Construction Materials–0.23%
Eagle Materials	37,092	2,537,835

		2,537,835

Consumer Finance–0.21%
†SLM	314,329	2,326,035

		2,326,035

Containers & Packaging–1.40%
AptarGroup	46,224	3,048,935
Bemis	71,951	2,847,101
Greif Class A	18,973	605,428
Packaging Corp of America	73,155	4,401,005
Silgan Holdings	30,833	1,604,549
Sonoco Products	74,505	2,811,819

		15,318,837

Distributors–0.58%
†LKQ	224,617	6,370,138

		6,370,138

Diversified Consumer Services–0.85%
†Apollo Education Group Class A	71,222	787,715
DeVry Education Group	42,346	1,152,235
Graham Holdings	3,273	1,888,521
Service Corp International	149,222	4,043,916
Sotheby’s	45,666	1,460,399

		9,332,786

Diversified Financial Services–0.77%
CBOE Holdings	61,637	4,134,610
MSCI	72,816	4,329,639

		8,464,249

Electric Utilities–1.82%
Cleco	44,660	2,377,698
Great Plains Energy	114,105	3,083,117
Hawaiian Electric Industries	79,318	2,275,633
IDACORP	37,177	2,405,724
OGE Energy	147,367	4,031,961
PNM Resources	58,817	1,649,817

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	104,302	$4,009,369

		19,833,319

Electrical Equipment–0.98%
Acuity Brands	32,070	5,630,851
Hubbell Class B	37,404	3,177,470
Regal Beloit	33,086	1,867,705

		10,676,026

Electronic Equipment, Instruments & Components–3.52%
†Arrow Electronics	70,653	3,905,698
Avnet	100,293	4,280,505
Belden	31,492	1,470,361
Cognex	64,336	2,211,228
FEI	30,688	2,241,452
Ingram Micro	115,381	3,142,978
†IPG Photonics	26,426	2,007,583
Jabil Circuit	143,076	3,200,610
†Keysight Technologies	125,041	3,856,264
†Knowles	65,142	1,200,567
National Instruments	74,757	2,077,497
†Tech Data	27,131	1,858,473
†Trimble Navigation	191,586	3,145,842
Vishay Intertechnology	100,250	971,423
†Zebra Technologies	38,194	2,923,751

		38,494,232

Energy Equipment & Services–1.36%
Atwood Oceanics	44,393	657,460
†Dril-Quip	28,760	1,674,407
†Helix Energy Solutions Group	72,733	348,391
Nabors Industries	215,298	2,034,566
Noble	178,668	1,949,268
Oceaneering International	72,913	2,864,023
†Oil States International	38,096	995,448
Patterson-UTI Energy	109,200	1,434,888
Rowan	92,126	1,487,835
Superior Energy Services	111,096	1,403,142

		14,849,428

Food & Staples Retailing–0.56%
Casey’s General Stores	28,598	2,943,306
†SUPERVALU	195,513	1,403,783
†United Natural Foods	36,976	1,793,706

		6,140,795

Food Products–2.31%
Dean Foods	69,674	1,151,014
Flowers Foods	136,508	3,377,208
†Hain Celestial Group	75,760	3,909,216
Ingredion	52,832	4,612,762
Lancaster Colony	14,342	1,398,058
†Post Holdings	44,817	2,648,685

LVIP SSgA Mid-Cap Index Fund–2

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Tootsie Roll Industries	15,046	$470,789
†TreeHouse Foods	31,659	2,462,754
†WhiteWave Foods	129,308	5,191,716

		25,222,202

Gas Utilities–1.67%
Atmos Energy	74,593	4,339,821
National Fuel Gas	62,336	3,115,553
ONE Gas	38,836	1,760,436
Questar	129,746	2,518,370
UGI	127,374	4,435,163
WGL Holdings	36,720	2,117,642

		18,286,985

Health Care Equipment & Supplies–4.11%
†Align Technology	53,664	3,045,969
Cooper	35,879	5,340,948
†Halyard Health	34,363	977,284
Hill-Rom Holdings	41,838	2,175,158
†Hologic	180,499	7,062,926
†IDEXX Laboratories	67,909	5,042,243
ResMed	104,058	5,302,796
†Sirona Dental Systems	41,022	3,828,993
STERIS	44,101	2,865,242
Teleflex	30,665	3,808,900
†Thoratec	40,022	2,531,792
West Pharmaceutical Services	53,127	2,875,233

		44,857,484

Health Care Providers & Services–2.66%
†Centene	87,808	4,761,828
†Community Health Systems	87,157	3,727,705
†Health Net	56,959	3,430,071
†LifePoint Health	32,717	2,319,635
†MEDNAX	69,063	5,303,348
†Molina Healthcare	29,718	2,046,084
Owens & Minor	46,619	1,489,011
†VCA	60,669	3,194,223
†WellCare Health Plans	32,521	2,802,660

		29,074,565

Health Care Technology–0.16%
†Allscripts Healthcare Solutions	139,448	1,729,155

		1,729,155

Hotels, Restaurants & Leisure–2.30%
Brinker International	45,143	2,377,682
†Buffalo Wild Wings	14,026	2,713,049
Cheesecake Factory	33,487	1,806,958
Cracker Barrel Old Country Store	17,691	2,605,530
Domino’s Pizza	40,755	4,397,872
Dunkin’ Brands Group	71,061	3,481,989
International Speedway Class A	20,638	654,637

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Jack in the Box	27,602	$2,126,458
†Panera Bread Class A	18,031	3,487,376
Wendy’s	170,701	1,476,564

		25,128,115

Household Durables–2.17%
†Jarden	146,426	7,157,303
KB Home	67,222	910,858
MDC Holdings	28,858	755,502
†NVR	2,852	4,349,927
†Tempur Sealy International	45,061	3,218,707
†Toll Brothers	118,333	4,051,722
†TRI Pointe Homes	108,617	1,421,797
Tupperware Brands	36,805	1,821,479

		23,687,295

Household Products–0.91%
Church & Dwight	96,638	8,107,928
Energizer Holdings	45,921	1,777,602

		9,885,530

Independent Power & Renewable Electricity Producers–0.04%
†Talen Energy	47,462	479,366

		479,366

Industrial Conglomerates–0.39%
Carlisle	48,241	4,215,299

		4,215,299

Insurance–5.89%
†Alleghany	11,860	5,551,785
American Financial Group	53,027	3,654,091
Arthur J. Gallagher	128,816	5,317,524
Aspen Insurance Holdings	45,499	2,114,339
Berkley (W.R.)	73,746	4,009,570
Brown & Brown	85,282	2,641,184
CNO Financial Group	145,421	2,735,369
Endurance Specialty Holdings	44,723	2,729,445
Everest Re Group	32,808	5,686,939
First American Financial	80,041	3,127,202
Hanover Insurance Group	32,651	2,536,983
HCC Insurance Holdings	70,666	5,474,495
Kemper	36,356	1,285,912
Mercury General	26,878	1,357,608
Old Republic International	178,123	2,785,844
Primerica	38,143	1,719,105
Reinsurance Group of America	48,880	4,428,039
RenaissanceRe Holdings	34,005	3,615,412
StanCorp Financial Group	31,167	3,559,271

		64,330,117

LVIP SSgA Mid-Cap Index Fund–3

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail–0.13%
HSN	24,022	$1,375,019

		1,375,019

Internet Software & Services–0.20%
†Rackspace Hosting	87,530	2,160,240

		2,160,240

IT Services–3.62%
†Acxiom	57,724	1,140,626
Broadridge Financial Solutions	88,517	4,899,416
Convergys	72,978	1,686,522
†CoreLogic	66,613	2,480,002
DST Systems	24,866	2,614,411
†Gartner	61,307	5,145,496
Global Payments	48,073	5,515,415
Jack Henry & Associates	60,384	4,203,330
Leidos Holdings	46,142	1,906,126
MAXIMUS	48,655	2,897,892
†NeuStar Class A	40,884	1,112,454
Science Applications International	29,230	1,175,338
†VeriFone Systems	84,395	2,340,273
†WEX	28,539	2,478,327

		39,595,628

Leisure Products–0.99%
Brunswick	68,450	3,278,071
Polaris Industries	45,148	5,411,891
†Vista Outdoor	46,972	2,086,966

		10,776,928

Life Sciences Tools & Services–1.39%
†Bio-Rad Laboratories Class A	15,274	2,051,451
Bio-Techne	27,434	2,536,548
†Charles River Laboratories International	34,971	2,221,358
†Mettler-Toledo International	20,652	5,880,450
†PAREXEL International	40,737	2,522,435

		15,212,242

Machinery–4.09%
AGCO	55,267	2,577,100
CLARCOR	37,039	1,766,020
Crane	35,974	1,676,748
Donaldson	93,363	2,621,633
Graco	43,328	2,904,276
IDEX	57,554	4,103,600
ITT	65,866	2,201,900
Kennametal	58,538	1,457,011
Lincoln Electric Holdings	50,214	2,632,720
Nordson	41,775	2,629,319
Oshkosh	57,751	2,098,094
Terex	77,607	1,392,270
Timken	53,587	1,473,107

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Toro	40,400	$2,849,816
Trinity Industries	114,411	2,593,697
Valmont Industries	17,394	1,650,517
Wabtec	71,341	6,281,575
Woodward	42,928	1,747,170

		44,656,573

Marine–0.23%
†Kirby	41,196	2,552,092

		2,552,092

Media–1.49%
†AMC Networks Class A	43,766	3,202,358
†Cable One	3,273	1,372,762
Cinemark Holdings	77,591	2,520,932
†DreamWorks Animation SKG Class A	53,877	940,154
John Wiley & Sons Class A	36,453	1,823,744
†Live Nation Entertainment	107,749	2,590,286
Meredith	26,998	1,149,575
New York Times Class A	96,859	1,143,905
Time	80,872	1,540,612

		16,284,328

Metals & Mining–1.44%
Allegheny Technologies	80,645	1,143,546
Carpenter Technology	37,219	1,108,010
Commercial Metals	85,455	1,157,915
Compass Minerals International	24,859	1,948,200
Reliance Steel & Aluminum	54,854	2,962,665
Royal Gold	48,138	2,261,523
Steel Dynamics	178,550	3,067,489
United States Steel	107,571	1,120,890
Worthington Industries	35,717	945,786

		15,716,024

Multiline Retail–0.37%
Big Lots	39,824	1,908,366
†J. C. Penney	225,531	2,095,183

		4,003,549

Multi-Utilities–1.03%
Alliant Energy	83,423	4,879,411
Black Hills	33,097	1,368,230
MDU Resources Group	143,821	2,473,721
Vectren	61,014	2,563,198

		11,284,560

Oil, Gas & Consumable Fuels–1.99%
California Resources	228,023	592,860
Denbury Resources	263,329	642,523
Energen	58,177	2,900,705
†Gulfport Energy	78,756	2,337,478
HollyFrontier	139,124	6,794,816
QEP Resources	120,012	1,503,750

LVIP SSgA Mid-Cap Index Fund–4

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy	49,816	$1,596,105
Western Refining	52,193	2,302,755
World Fuel Services	53,303	1,908,247
†WPX Energy	173,336	1,147,484

		21,726,723

Paper & Forest Products–0.29%
Domtar	47,266	1,689,759
†Louisiana-Pacific	105,187	1,497,863

		3,187,622

Personal Products–0.44%
Avon Products	321,269	1,044,124
Edgewell Personal Care	45,921	3,747,154

		4,791,278

Pharmaceuticals–0.31%
†Akorn	58,304	1,661,956
†Catalent	72,501	1,761,774

		3,423,730

Professional Services–1.25%
CEB	24,707	1,688,476
†FTI Consulting	30,716	1,275,021
ManpowerGroup	56,661	4,639,969
Towers Watson Class A	51,188	6,008,447

		13,611,913

Real Estate Investment Trusts–10.25%
Alexandria Real Estate Equities	53,195	4,504,021
American Campus Communities	82,933	3,005,492
BioMed Realty Trust	150,287	3,002,734
Camden Property Trust	64,126	4,738,911
Care Capital Properties	61,082	2,011,430
Communications Sales & Leasing	88,507	1,584,275
Corporate Office Properties Trust	69,807	1,468,041
Corrections of America	86,411	2,552,581
Douglas Emmett	101,244	2,907,728
Duke Realty	254,787	4,853,692
Equity One	54,468	1,325,751
Extra Space Storage	91,016	7,022,795
Federal Realty Investment Trust	50,715	6,920,062
Highwoods Properties	69,449	2,691,149
Home Properties	42,766	3,196,759
Hospitality Properties Trust	110,732	2,832,525
Kilroy Realty	68,018	4,432,053
Lamar Advertising	59,744	3,117,442
LaSalle Hotel Properties	83,413	2,368,095
Liberty Property Trust	110,371	3,477,790
Mack-Cali Realty	61,865	1,168,011
Mid-America Apartment Communities	55,637	4,555,001
National Retail Properties	98,953	3,589,025
Omega Healthcare Investors	118,736	4,173,567

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Potlatch	30,036	$864,736
Rayonier	93,767	2,069,438
Regency Centers	69,650	4,328,747
Senior Housing Properties Trust	173,535	2,811,267
Sovran Self Storage	26,489	2,497,913
Tanger Factory Outlet Centers	70,766	2,333,155
Taubman Centers	45,640	3,152,811
UDR	191,237	6,593,852
Urban Edge Properties	68,165	1,471,682
Weingarten Realty Investors	84,173	2,786,968
WP GLIMCHER	136,747	1,594,470

		112,003,969

Real Estate Management & Development–0.54%
Alexander & Baldwin	33,548	1,151,703
Jones Lang LaSalle	33,124	4,762,237

		5,913,940

Road & Rail–0.94%
Con-way	42,554	2,019,187
†Genesee & Wyoming	37,894	2,238,778
Landstar System	32,793	2,081,372
†Old Dominion Freight Line	51,630	3,149,430
Werner Enterprises	32,908	825,991

		10,314,758

Semiconductors & Semiconductor Equipment–1.81%
†Advanced Micro Devices	465,366	800,430
Atmel	308,195	2,487,134
†Cree	76,273	1,848,095
†Cypress Semiconductor	245,085	2,088,124
†Fairchild Semiconductor International	85,975	1,207,089
†Integrated Device Technology	109,547	2,223,804
Intersil Class A	97,344	1,138,925
†Silicon Laboratories	29,330	1,218,368
†SunEdison	232,458	1,669,048
†Synaptics	27,197	2,242,665
Teradyne	158,419	2,853,126

		19,776,808

Software–5.14%
†ACI Worldwide	86,208	1,820,713
†ANSYS	66,288	5,842,624
†Cadence Design Systems	216,112	4,469,196
CDK Global	118,379	5,656,149
†CommVault Systems	31,395	1,066,174
FactSet Research Systems	30,582	4,887,309
Fair Isaac	22,929	1,937,501
†Fortinet	107,374	4,561,248
†Manhattan Associates	54,482	3,394,229
Mentor Graphics	72,968	1,797,202
†PTC	84,911	2,695,075
†Rovi	65,287	684,861

LVIP SSgA Mid-Cap Index Fund–5

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†SolarWinds	49,073	$1,925,625
Solera Holdings	49,561	2,676,294
†Synopsys	114,518	5,288,441
†Tyler Technologies	24,864	3,712,444
†Ultimate Software Group	21,104	3,777,827

		56,192,912

Specialty Retail–3.06%
Aaron’s	47,694	1,722,230
Abercrombie & Fitch	51,370	1,088,530
American Eagle Outfitters	129,870	2,029,868
†Ascena Retail Group	126,233	1,755,901
†Cabela’s	35,415	1,614,924
Chico’s FAS	105,855	1,665,099
CST Brands	56,888	1,914,850
Dick’s Sporting Goods	69,123	3,429,192
Foot Locker	103,268	7,432,198
Guess	47,457	1,013,682
†Murphy USA	29,717	1,632,949
†Office Depot	363,987	2,336,797
Rent-A-Center	39,156	949,533
Williams-Sonoma	62,934	4,805,011

		33,390,764

Technology Hardware, Storage & Peripherals–0.58%
†3D Systems	77,599	896,268
Diebold	47,883	1,425,477
Lexmark International Class A	45,263	1,311,722
†NCR	116,560	2,651,740

		6,285,207

Textiles, Apparel & Luxury Goods–1.00%
Carter’s	38,795	3,516,379
†Deckers Outdoor	24,587	1,427,521
†Kate Spade	94,262	1,801,347

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Skechers U.S.A. Class A	31,451	$4,216,950

		10,962,197

Thrifts & Mortgage Finance–0.69%
New York Community Bancorp	328,058	5,924,727
Washington Federal	70,025	1,593,069

		7,517,796

Trading Companies & Distributors–0.64%
GATX	32,416	1,431,166
MSC Industrial Direct	35,756	2,182,189
†NOW	79,142	1,171,302
Watsco	18,975	2,248,158

		7,032,815

Water Utilities–0.32%
Aqua America	130,750	3,460,953

		3,460,953

Wireless Telecommunication Services–0.17%
Telephone & Data Systems	72,598	1,812,046

		1,812,046

Total Common Stock (Cost $1,151,678,476)		1,074,879,414

MONEY MARKET FUND–1.44%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	15,786,294	15,786,294

Total Money Market Fund (Cost $15,786,294)		15,786,294

TOTAL VALUE OF SECURITIES–99.84% (Cost $1,167,464,770)	1,090,665,708
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,697,569

NET ASSETS APPLICABLE TO 113,644,339 SHARES OUTSTANDING–100.00%	$1,092,363,277

†	Non-income producing for the period.

«	Includes $1,723,470 cash pledged as collateral for futures contracts as of September 30, 2015.

LVIP SSgA Mid-Cap Index Fund–6

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(128) E-mini S&P MidCap 400 Index	$18,063,950	$17,445,120	12/21/15	$(618,830)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$1,074,879,414
Money Market Fund	15,786,294

Total	$1,090,665,708

Futures Contracts	$(618,830)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Mid-Cap Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.51%
Aerospace & Defense–2.63%
Boeing	229,089	$29,999,205
General Dynamics	110,180	15,199,331
Honeywell International	275,072	26,046,568
L-3 Communications Holdings	29,876	3,122,640
Lockheed Martin	93,803	19,446,300
Northrop Grumman	67,633	11,223,696
Precision Castparts	48,247	11,082,818
Raytheon	107,501	11,745,559
Rockwell Collins	47,305	3,871,441
Textron	97,822	3,682,020
United Technologies	294,559	26,212,805

		161,632,383

Air Freight & Logistics–0.72%
Expeditors International of Washington	67,776	3,188,861
FedEx	92,203	13,275,388
Robinson (C.H.) Worldwide	51,527	3,492,500
United Parcel Service Class B	243,924	24,072,860

		44,029,609

Airlines–0.62%
American Airlines Group	241,400	9,373,562
Delta Air Lines	282,000	12,653,340
Southwest Airlines	232,481	8,843,577
†United Continental Holdings	135,400	7,182,970

		38,053,449

Auto Components–0.39%
BorgWarner	79,998	3,327,117
Delphi Automotive	103,924	7,902,381
Goodyear Tire & Rubber	96,337	2,825,564
Johnson Controls	233,837	9,671,498

		23,726,560

Automobiles–0.62%
Ford Motor	1,381,702	18,749,696
General Motors	511,106	15,343,402
Harley-Davidson	76,193	4,182,996

		38,276,094

Banks–5.89%
Bank of America	3,706,501	57,747,286
BB&T	274,926	9,787,366
Citigroup	1,070,562	53,110,581
Comerica	63,052	2,591,437
Fifth Third Bancorp	292,212	5,525,729
Huntington Bancshares	285,820	3,029,692
JPMorgan Chase	1,315,960	80,234,081
KeyCorp	307,095	3,995,306
M&T Bank	48,024	5,856,527
People’s United Financial	108,817	1,711,691
PNC Financial Services Group	184,646	16,470,423

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Regions Financial	483,114	$4,352,857
SunTrust Banks	178,764	6,835,935
U.S. Bancorp	586,956	24,071,066
Wells Fargo	1,661,382	85,311,966
Zions Bancorporation	71,242	1,962,005

		362,593,948

Beverages–2.23%
Brown-Forman Class B	37,670	3,650,223
Coca-Cola	1,392,497	55,866,980
Coca-Cola Enterprises	78,032	3,772,847
Constellation Brands Class A	60,735	7,604,629
Dr Pepper Snapple Group	68,258	5,395,795
Molson Coors Brewing Class B	55,717	4,625,625
†Monster Beverage	52,768	7,131,068
PepsiCo	524,175	49,429,703

		137,476,870

Biotechnology–3.48%
AbbVie	586,910	31,933,773
†Alexion Pharmaceuticals	78,905	12,339,953
Amgen	268,057	37,077,644
Baxalta	189,735	5,978,550
†Biogen	83,649	24,409,615
†Celgene	280,040	30,291,927
Gilead Sciences	520,949	51,151,982
†Regeneron Pharmaceuticals	26,562	12,355,049
†Vertex Pharmaceuticals	84,700	8,820,658

		214,359,151

Building Products–0.08%
Allegion	33,625	1,938,817
Masco	128,321	3,231,123

		5,169,940

Capital Markets–2.09%
†Affiliated Managers Group	19,500	3,334,305
Ameriprise Financial	64,782	7,069,660
Bank of New York Mellon	395,103	15,468,282
BlackRock	44,391	13,204,991
†E*TRADE Financial	101,343	2,668,361
Franklin Resources	137,656	5,129,063
Goldman Sachs Group	141,686	24,619,359
Invesco	151,239	4,723,194
Legg Mason	36,847	1,533,204
Morgan Stanley	539,220	16,985,430
Northern Trust	77,684	5,294,941
Schwab (Charles)	424,525	12,124,434
State Street	146,490	9,845,593
T. Rowe Price Group	93,935	6,528,483

		128,529,300

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals–2.03%
Air Products & Chemicals	67,499	$8,611,522
Airgas	23,551	2,103,811
CF Industries Holdings	80,590	3,618,491
Dow Chemical	410,657	17,411,857
duPont (E.I.) deNemours	316,660	15,263,012
Eastman Chemical	52,227	3,380,131
Ecolab	94,159	10,331,125
FMC	46,801	1,587,022
International Flavors & Fragrances	28,420	2,934,649
LyondellBasell Industries Class A	132,160	11,016,858
Monsanto	169,052	14,426,898
Mosaic	110,747	3,445,339
PPG Industries	96,256	8,440,689
Praxair	102,284	10,418,648
Sherwin-Williams	28,616	6,375,072
Sigma-Aldrich	41,844	5,812,968

		125,178,092

Commercial Services & Supplies–0.46%
ADT	61,257	1,831,584
Cintas	33,808	2,899,036
Iron Mountain	65,400	2,028,708
Pitney Bowes	70,554	1,400,497
Republic Services	88,437	3,643,604
†Stericycle	29,701	4,137,646
Tyco International	146,863	4,914,036
Waste Management	153,971	7,669,296

		28,524,407

Communications Equipment–1.46%
Cisco Systems	1,806,124	47,410,755
†F5 Networks	25,896	2,998,757
Harris	43,458	3,178,953
Juniper Networks	127,104	3,267,844
Motorola Solutions	49,102	3,357,595
QUALCOMM	557,124	29,934,273

		90,148,177

Construction & Engineering–0.09%
Fluor	51,837	2,195,297
†Jacobs Engineering Group	45,834	1,715,567
†Quanta Services	79,787	1,931,643

		5,842,507

Construction Materials–0.12%
Martin Marietta Materials	21,700	3,297,315
Vulcan Materials	46,963	4,189,100

		7,486,415

Consumer Finance–0.76%
American Express	306,550	22,724,551
Capital One Financial	192,930	13,991,284
Discover Financial Services	159,111	8,272,181

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Navient	143,964	$1,618,155

		46,606,171

Containers & Packaging–0.23%
Avery Dennison	31,943	1,807,015
Ball	48,478	3,015,332
†Owens-Illinois	57,882	1,199,315
Sealed Air	74,097	3,473,667
WestRock	92,018	4,733,406

		14,228,735

Distributors–0.07%
Genuine Parts	53,641	4,446,302

		4,446,302

Diversified Consumer Services–0.06%
Block (H&R)	96,614	3,497,427

		3,497,427

Diversified Financial Services–2.05%
†Berkshire Hathaway Class B	664,269	86,620,678
CME Group	119,753	11,105,893
Intercontinental Exchange	39,526	9,288,215
Leucadia National	111,225	2,253,419
McGraw-Hill Financial	98,379	8,509,783
Moody’s	62,142	6,102,344
Nasdaq	41,177	2,195,969

		126,076,301

Diversified Telecommunication Services–2.36%
AT&T	2,169,435	70,680,192
CenturyLink	200,303	5,031,611
Frontier Communications	439,549	2,087,858
†Level 3 Communications	104,700	4,574,343
Verizon Communications	1,439,758	62,643,871

		145,017,875

Electric Utilities–1.74%
American Electric Power	176,178	10,017,481
Duke Energy	247,448	17,801,409
Edison International	114,304	7,209,153
Entergy	63,372	4,125,517
Eversource Energy	111,174	5,627,628
Exelon	300,756	8,932,453
FirstEnergy	147,706	4,624,675
NextEra Energy	163,158	15,916,063
Pepco Holdings	88,409	2,141,266
Pinnacle West Capital	39,983	2,564,510
PPL	240,298	7,903,401
Southern	318,226	14,224,702
Xcel Energy	177,477	6,284,461

		107,372,719

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.46%
AMETEK	86,300	$4,515,216
Eaton	166,017	8,516,672
Emerson Electric	233,230	10,301,769
Rockwell Automation	48,290	4,899,986

		28,233,643

Electronic Equipment, Instruments & Components–0.38%
Amphenol Class A	109,832	5,597,039
Corning	449,860	7,701,603
FLIR Systems	49,450	1,384,105
TE Connectivity	146,111	8,750,588

		23,433,335

Energy Equipment & Services–1.08%
Baker Hughes	156,297	8,133,696
†Cameron International	69,300	4,249,476
Diamond Offshore Drilling	23,552	407,450
ENSCO Class A	84,759	1,193,407
†FMC Technologies	82,116	2,545,596
Halliburton	297,137	10,503,793
Helmerich & Payne	38,008	1,796,258
National Oilwell Varco	135,690	5,108,729
Schlumberger	447,255	30,847,177
Transocean	119,500	1,543,940

		66,329,522

Food & Staples Retailing–2.39%
Costco Wholesale	154,448	22,328,547
CVS Health	397,821	38,381,770
Kroger	343,646	12,395,311
Sysco	196,218	7,646,615
Walgreens Boots Alliance	310,562	25,807,702
Wal-Mart Stores	560,795	36,361,948
Whole Foods Market	126,300	3,997,395

		146,919,288

Food Products–1.66%
Archer-Daniels-Midland	215,923	8,950,008
Campbell Soup	62,850	3,185,238
ConAgra Foods	149,152	6,042,148
General Mills	211,212	11,855,330
Hershey	51,930	4,771,328
Hormel Foods	47,136	2,984,180
Kellogg	89,577	5,961,349
Keurig Green Mountain	42,600	2,221,164
Kraft Heinz	212,324	14,985,828
McCormick	45,419	3,732,533
Mead Johnson Nutrition	72,959	5,136,314
Mondelez International	576,908	24,155,138
Smucker (J.M.)	35,647	4,066,966
Tyson Foods Class A	102,850	4,432,835

		102,480,359

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–0.04%
AGL Resources	41,983	$2,562,642

		2,562,642

Health Care Equipment & Supplies–1.99%
Abbott Laboratories	527,803	21,228,237
Bard (C.R.)	26,337	4,906,846
Baxter International	189,735	6,232,795
Becton, Dickinson	73,001	9,684,313
†Boston Scientific	479,187	7,863,459
DENTSPLY International	49,675	2,512,065
†Edwards Lifesciences	39,008	5,545,767
†Intuitive Surgical	13,223	6,077,026
Medtronic	506,596	33,911,536
St. Jude Medical	100,342	6,330,577
Stryker	107,612	10,126,289
†Varian Medical Systems	35,132	2,592,039
Zimmer Biomet Holdings	61,290	5,756,970

		122,767,919

Health Care Providers & Services–2.74%
Aetna	123,044	13,462,244
AmerisourceBergen	75,178	7,141,158
Anthem	94,788	13,270,320
Cardinal Health	115,461	8,869,714
Cigna	91,856	12,402,397
†DaVita HealthCare Partners	60,328	4,363,524
†Express Scripts Holding	239,132	19,360,127
†HCA Holdings	113,400	8,772,624
†Henry Schein	29,500	3,915,240
Humana	52,332	9,367,428
†Laboratory Corp of America Holdings	34,947	3,790,701
McKesson	81,487	15,077,540
Patterson	30,024	1,298,538
Quest Diagnostics	50,611	3,111,058
†Tenet Healthcare	34,468	1,272,559
UnitedHealth Group	338,246	39,239,918
Universal Health Services Class B	32,000	3,993,920

		168,709,010

Health Care Technology–0.11%
†Cerner	109,929	6,591,343

		6,591,343

Hotels, Restaurants & Leisure–1.85%
Carnival	162,391	8,070,833
†Chipotle Mexican Grill	10,922	7,866,571
Darden Restaurants	43,530	2,983,546
Marriott International Class A	74,583	5,086,561
McDonald’s	337,518	33,255,649
Royal Caribbean Cruises	58,600	5,220,674
Starbucks	534,106	30,358,585
Starwood Hotels & Resorts Worldwide	62,705	4,168,628
Wyndham Worldwide	43,873	3,154,469

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts	28,350	$1,505,952
Yum Brands	153,524	12,274,244

		113,945,712

Household Durables–0.43%
Garmin	42,324	1,518,585
Harman International Industries	24,006	2,304,336
Horton (D.R.)	116,474	3,419,677
Leggett & Platt	48,336	1,993,860
Lennar Class A	62,643	3,015,008
†Mohawk Industries	21,700	3,944,843
Newell Rubbermaid	95,104	3,776,580
PulteGroup	117,141	2,210,451
Whirlpool	27,308	4,021,376

		26,204,716

Household Products–1.76%
Clorox	47,485	5,485,942
Colgate-Palmolive	319,152	20,253,386
Kimberly-Clark	127,831	13,938,692
Procter & Gamble	957,768	68,901,830

		108,579,850

Independent Power & Renewable Electricity Producers–0.07%
AES	248,815	2,435,899
NRG Energy	118,655	1,762,027

		4,197,926

Industrial Conglomerates–2.36%
3M	221,471	31,397,944
Danaher	210,801	17,962,353
General Electric	3,572,469	90,097,668
Roper Technologies	35,164	5,510,199

		144,968,164

Insurance–2.72%
ACE	116,397	12,035,450
Aflac	153,511	8,923,594
Allstate	147,172	8,571,297
American International Group	458,744	26,065,834
Aon	100,096	8,869,507
Assurant	25,316	2,000,217
Chubb	82,793	10,154,561
Cincinnati Financial	52,875	2,844,675
†Genworth Financial	184,251	851,240
Hartford Financial Services Group	151,389	6,930,588
ßLincoln National	91,136	4,325,315
Loews	105,008	3,794,989
Marsh & McLennan	188,469	9,841,851
MetLife	390,815	18,426,927
Principal Financial Group	95,833	4,536,734
Progressive	207,718	6,364,480
Prudential Financial	160,725	12,248,852

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Torchmark	45,179	$2,548,096
Travelers	112,406	11,187,769
Unum Group	89,211	2,861,889
XL Group	109,742	3,985,829

		167,369,694

Internet & Catalog Retail–1.85%
†Amazon.com	135,958	69,595,541
Expedia	34,749	4,089,262
†Netflix	148,400	15,323,784
†Priceline Group	18,175	22,479,931
†TripAdvisor	39,134	2,466,225

		113,954,743

Internet Software & Services–3.69%
†Akamai Technologies	62,403	4,309,551
†eBay	385,144	9,412,919
†Facebook Class A	801,200	72,027,880
†Google Class A	102,820	65,637,203
†Google Class C	104,898	63,822,041
†VeriSign	39,387	2,779,147
†Yahoo	309,223	8,939,637

		226,928,378

IT Services–3.67%
Accenture Class A	219,667	21,584,479
†Alliance Data Systems	22,400	5,801,152
Automatic Data Processing	164,168	13,192,540
†Cognizant Technology Solutions Class A	213,216	13,349,454
Computer Sciences	49,285	3,025,113
Fidelity National Information Services	102,889	6,901,794
†Fiserv	85,612	7,414,855
International Business Machines	319,563	46,327,048
MasterCard Class A	353,820	31,886,258
Paychex	114,576	5,457,255
†PayPal Holdings	385,144	11,954,870
†Teradata	53,728	1,555,963
Total System Services	58,068	2,638,029
Visa Class A	686,528	47,823,540
Western Union	183,387	3,366,985
Xerox	376,585	3,664,172

		225,943,507

Leisure Products–0.09%
Hasbro	39,684	2,862,804
Mattel	118,368	2,492,830

		5,355,634

Life Sciences Tools & Services–0.43%
Agilent Technologies	117,037	4,017,880
PerkinElmer	39,675	1,823,463
Thermo Fisher Scientific	142,453	17,419,153

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Waters	29,216	$3,453,623

		26,714,119

Machinery–1.20%
Caterpillar	211,981	13,855,078
Cummins	59,629	6,474,517
Deere	110,500	8,177,000
Dover	58,351	3,336,510
Flowserve	47,884	1,969,948
Illinois Tool Works	122,119	10,051,615
Ingersoll-Rand	93,175	4,730,495
Joy Global	34,434	514,100
PACCAR	127,655	6,659,761
Parker-Hannifin	47,582	4,629,729
Pentair	65,594	3,347,918
Snap-on	20,375	3,075,403
Stanley Black & Decker	52,840	5,124,423
Xylem	63,873	2,098,228

		74,044,725

Media–3.16%
Cablevision Systems Class A	76,841	2,495,027
CBS Class B	160,003	6,384,120
Comcast Class A	888,772	50,553,351
†Discovery Communications Class A	52,143	1,357,282
†Discovery Communications Class C	95,943	2,330,455
Disney (Walt)	550,890	56,300,958
Interpublic Group	147,580	2,823,205
News Class A	175,090	2,209,636
News Class B	38,200	489,724
Omnicom Group	87,097	5,739,692
Scripps Networks Interactive Class A	35,653	1,753,771
TEGNA	79,305	1,775,639
Time Warner	290,533	19,974,144
Time Warner Cable	100,923	18,102,558
Twenty-First Century Fox Class A	591,557	15,960,208
Twenty-First Century Fox Class B	32,400	877,068
Viacom Class B	129,623	5,593,232

		194,720,070

Metals & Mining–0.24%
Alcoa	445,381	4,302,380
Freeport-McMoRan	374,661	3,630,465
Newmont Mining	175,032	2,812,764
Nucor	111,943	4,203,460

		14,949,069

Multiline Retail–0.71%
Dollar General	102,929	7,456,177
†Dollar Tree	80,783	5,384,995
Kohl’s	70,903	3,283,518
Macy’s	121,217	6,220,856
Nordstrom	49,411	3,543,263

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Target	223,938	$17,614,963

		43,503,772

Multi-Utilities–1.20%
Ameren	85,201	3,601,446
CenterPoint Energy	150,835	2,721,063
CMS Energy	96,538	3,409,722
Consolidated Edison	102,812	6,872,982
Dominion Resources	212,710	14,970,530
DTE Energy	62,092	4,990,334
NiSource	110,795	2,055,247
PG&E	171,473	9,053,774
Public Service Enterprise Group	182,489	7,693,736
SCANA	49,706	2,796,460
Sempra Energy	83,388	8,065,287
TECO Energy	78,862	2,070,916
WEC Energy Group	110,658	5,778,561

		74,080,058

Oil, Gas & Consumable Fuels–5.67%
Anadarko Petroleum	177,227	10,702,739
Apache	135,726	5,315,030
Cabot Oil & Gas	146,196	3,195,845
Chesapeake Energy	182,105	1,334,830
Chevron	663,334	52,323,786
Cimarex Energy	34,600	3,545,808
Columbia Pipeline Group	110,795	2,026,441
ConocoPhillips	433,110	20,771,956
CONSOL Energy	80,832	792,154
Devon Energy	139,114	5,159,738
EOG Resources	191,802	13,963,186
EQT	53,107	3,439,740
Exxon Mobil	1,481,910	110,180,009
Hess	89,220	4,466,353
Kinder Morgan	637,281	17,639,938
Marathon Oil	236,829	3,647,167
Marathon Petroleum	189,020	8,757,297
Murphy Oil	58,565	1,417,273
†Newfield Exploration	59,297	1,950,871
Noble Energy	155,985	4,707,627
Occidental Petroleum	269,498	17,827,293
ONEOK	73,077	2,353,079
Phillips 66	169,771	13,045,204
Pioneer Natural Resources	53,614	6,521,607
Range Resources	59,106	1,898,485
†Southwestern Energy	133,050	1,688,405
Spectra Energy	241,690	6,349,196
Tesoro	44,961	4,372,008
Valero Energy	182,945	10,994,995
Williams	235,418	8,675,153

		349,063,213

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products–0.09%
International Paper	148,701	$5,619,411

		5,619,411

Personal Products–0.10%
Estee Lauder Class A	78,567	6,338,786

		6,338,786

Pharmaceuticals–5.50%
†Allergan	138,303	37,592,138
Bristol-Myers Squibb	587,626	34,787,459
†Endo International	71,500	4,953,520
Johnson & Johnson	983,181	91,779,946
Lilly (Eli)	343,652	28,760,236
†Mallinckrodt	40,800	2,608,752
Merck	1,002,781	49,527,354
†Mylan	142,305	5,729,199
Perrigo	50,651	7,965,883
Pfizer	2,174,148	68,289,989
Zoetis	162,721	6,700,851

		338,695,327

Professional Services–0.23%
Dun & Bradstreet	13,178	1,383,690
Equifax	42,618	4,141,617
Nielsen Holdings	134,100	5,963,427
Robert Half International	47,717	2,441,202

		13,929,936

Real Estate Investment Trusts–2.56%
American Tower	147,803	13,003,708
Apartment Investment & Management	56,213	2,081,005
AvalonBay Communities	47,548	8,312,341
Boston Properties	55,212	6,537,101
Crown Castle International	120,065	9,469,527
Equinix	20,000	5,468,000
Equity Residential	130,942	9,836,363
Essex Property Trust	23,600	5,272,712
General Growth Properties	220,200	5,718,594
HCP	166,323	6,195,532
Host Hotels & Resorts	265,751	4,201,523
Kimco Realty	143,945	3,516,576
Macerich	49,310	3,787,994
Plum Creek Timber	61,686	2,437,214
Prologis	185,389	7,211,632
Public Storage	50,751	10,740,434
Realty Income	79,400	3,762,766
Simon Property Group	111,248	20,438,483
SL Green Realty	34,900	3,774,784
Ventas	119,495	6,698,890
Vornado Realty Trust	61,274	5,540,395
Welltower	126,101	8,539,560
Weyerhaeuser	184,010	5,030,833

		157,575,967

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.05%
†CBRE Group Class A	98,176	$3,141,632

		3,141,632

Road & Rail–0.85%
CSX	346,504	9,320,958
Hunt (J.B.) Transport Services	32,400	2,313,360
Kansas City Southern	38,738	3,520,509
Norfolk Southern	108,632	8,299,485
Ryder System	18,586	1,376,107
Union Pacific	308,202	27,248,139

		52,078,558

Semiconductors & Semiconductor Equipment–2.34%
Altera	108,227	5,420,008
Analog Devices	112,422	6,341,725
Applied Materials	442,353	6,498,166
Avago Technologies	89,700	11,213,397
Broadcom Class A	190,672	9,806,261
†First Solar	26,332	1,125,693
Intel	1,673,428	50,437,120
KLA-Tencor	57,921	2,896,050
Lam Research	56,750	3,707,477
Linear Technology	83,733	3,378,627
Microchip Technology	70,503	3,037,974
†Micron Technology	376,759	5,643,850
NVIDIA	180,310	4,444,641
†Qorvo	52,100	2,347,105
Skyworks Solutions	66,900	5,633,649
Texas Instruments	366,224	18,135,412
Xilinx	92,855	3,937,052

		144,004,207

Software–3.87%
Activision Blizzard	177,800	5,492,242
†Adobe Systems	176,400	14,503,608
†Autodesk	79,903	3,526,918
CA	112,419	3,069,039
†Citrix Systems	56,456	3,911,272
†Electronic Arts	109,179	7,396,877
Intuit	96,740	8,585,675
Microsoft	2,835,788	125,511,977
Oracle	1,153,078	41,649,177
†Red Hat	65,903	4,737,108
†salesforce.com	218,536	15,172,954
Symantec	242,225	4,716,121

		238,272,968

Specialty Retail–2.62%
Advance Auto Parts	25,800	4,889,874
†AutoNation	26,206	1,524,665
†AutoZone	11,227	8,126,439
†Bed Bath & Beyond	60,526	3,451,192
Best Buy	101,677	3,774,250

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†CarMax	76,809	$4,556,310
GameStop Class A	38,063	1,568,576
Gap	93,650	2,669,025
Home Depot	455,285	52,580,865
L Brands	88,643	7,989,394
Lowe’s	328,797	22,660,689
†O’Reilly Automotive	35,057	8,764,250
Ross Stores	147,226	7,136,044
Signet Jewelers	28,300	3,852,479
Staples	224,535	2,633,796
Tiffany	39,515	3,051,348
TJX	238,746	17,051,239
Tractor Supply	47,700	4,022,064
†Urban Outfitters	35,117	1,031,737

		161,334,236

Technology Hardware, Storage & Peripherals–4.45%
Apple	2,021,989	223,025,387
EMC	695,367	16,800,067
Hewlett-Packard	635,676	16,279,662
NetApp	111,843	3,310,553
SanDisk	70,727	3,842,598
Seagate Technology	109,172	4,890,906
Western Digital	76,652	6,089,235

		274,238,408

Textiles, Apparel & Luxury Goods–0.98%
Coach	96,734	2,798,515
†Fossil Group	15,783	881,954
Hanesbrands	141,900	4,106,586
†Michael Kors Holdings	72,300	3,053,952
NIKE Class B	240,334	29,553,872
PVH	28,933	2,949,430
Ralph Lauren	21,272	2,513,500
†Under Armour Class A	63,800	6,174,564
VF	121,252	8,270,599

		60,302,972

Thrifts & Mortgage Finance–0.03%
Hudson City Bancorp	168,852	1,717,225

		1,717,225

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.54%
Altria Group	699,201	$38,036,534
Philip Morris International	546,116	43,323,382
Reynolds American	297,302	13,161,560

		94,521,476

Trading Companies & Distributors–0.17%
Fastenal	95,603	3,500,026
Grainger (W.W.)	21,253	4,569,608
†United Rentals	36,000	2,161,800

		10,231,434

Total Common Stock (Cost $4,338,954,513)		6,002,825,386

MONEY MARKET FUND–2.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	137,080,368	137,080,368

Total Money Market Fund (Cost $137,080,368)		137,080,368

	Principal Amount°

SHORT-TERM INVESTMENT–0.14%
≠U.S. Treasury Obligations–0.14%
U.S. Treasury Bill
¥0.00% 10/1/15	8,895,000	8,895,000

Total Short-Term Investment (Cost $8,895,000)		8,895,000

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.88% (Cost $4,484,929,881)	$6,148,800,754
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	7,147,655

NET ASSETS APPLICABLE TO 448,922,964 SHARES OUTSTANDING–100.00%	$6,155,948,409

†	Non-income producing for the period.

«	Includes $6,944,902 cash pledged as collateral for futures contracts as of September 30, 2015.

ß	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 09/30/15	Dividend Income
Lincoln National	$5,273,114	$284,888	$(306,354)	$8,203	$4,325,315	$54,742

≠ The rate shown is the effective yield at the time of purchase.

°  Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥ Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,595 E-mini S&P 500 Index	$156,436,277	$152,218,825	12/21/15	$(4,217,452)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock	$6,002,825,386	$—	$6,002,825,386
Money Market Fund	137,080,368	—	137,080,368
Short-Term Investments	—	8,895,000	8,895,000

Total	$6,139,905,754	$8,895,000	$6,148,800,754

Futures Contracts	$(4,217,452)	$—	$(4,217,452)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.14%
Aerospace & Defense–1.41%
AAR	27,598	$523,534
†Aerojet Rocketdyne Holdings	50,368	814,954
†Aerovironment	18,081	362,343
American Science & Engineering	6,301	224,064
†Astronics	15,276	617,609
Cubic	17,117	717,887
Curtiss-Wright	39,044	2,437,126
†DigitalGlobe	58,766	1,117,729
†Ducommun	10,800	216,756
Engility Holdings	16,600	427,948
†Esterline Technologies	25,422	1,827,588
HEICO	15,218	743,856
HEICO Class A	32,500	1,475,825
†KEYW Holding	32,908	202,384
†KLX	43,000	1,536,820
†Kratos Defense & Security Solutions	39,750	167,745
†Moog Class A	31,681	1,712,992
National Presto Industries	4,172	351,533
†Sparton	9,383	200,796
†TASER International	43,045	948,066
†Teledyne Technologies	29,064	2,624,479
†Vectrus	9,000	198,360

		19,450,394

Air Freight & Logistics–0.41%
†Air Transport Services Group	39,876	340,940
†Atlas Air Worldwide Holdings	19,920	688,435
†Echo Global Logistics	22,791	446,704
Forward Air	24,939	1,034,719
†Hub Group Class A	29,144	1,061,133
Park-Ohio Holdings	7,516	216,912
†Radiant Logistics	22,700	101,242
†UTi Worldwide	82,600	379,134
†XPO Logistics	58,518	1,394,484

		5,663,703

Airlines–0.36%
Allegiant Travel	10,984	2,375,290
†Hawaiian Holdings	38,225	943,393
†Republic Airways Holdings	46,349	267,897
SkyWest	40,592	677,075
†Virgin America	19,700	674,331

		4,937,986

Auto Components–1.13%
†American Axle & Manufacturing Holdings	61,281	1,221,943
Cooper Tire & Rubber	47,017	1,857,642
†Cooper-Standard Holding	10,600	614,800
Dana Holding	133,772	2,124,299
†Dorman Products	21,573	1,097,850
Drew Industries	19,404	1,059,652
†Federal-Mogul Holdings Class A	31,134	212,645

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Fox Factory Holding	13,600	$229,296
†Gentherm	29,106	1,307,442
†Horizon Global	17,970	158,495
Metaldyne Performance Group	10,000	210,100
†Modine Manufacturing	35,764	281,463
†Motorcar Parts of America	13,800	432,492
Remy International	22,600	661,050
Standard Motor Products	18,151	633,107
†Stoneridge	20,431	252,119
Strattec Security	2,500	157,650
Superior Industries International	17,607	328,899
†Tenneco	50,377	2,255,378
†Tower International	19,420	461,419

		15,557,741

Automobiles–0.03%
Winnebago Industries	25,473	487,808

		487,808

Banks–9.02%
1st Source	12,434	382,967
Access National	4,700	95,739
American National Bankshares	5,995	140,583
Ameris Bancorp	25,479	732,521
Ames National	6,665	152,828
Arrow Financial	10,521	280,919
Banc of California	27,238	334,210
BancFirst	5,493	346,608
Banco Latinoamericano de Exportacions	23,258	538,423
†Bancorp	26,347	200,764
BancorpSouth	78,931	1,876,190
Bank of Marin Bancorp	5,149	247,100
Bank of the Ozarks	64,120	2,805,891
Banner	16,619	793,890
Bar Harbor Bankshares	5,000	159,950
BBCN Bancorp	63,733	957,270
Berkshire Hills Bancorp	26,565	731,600
Blue Hills Bancorp	24,053	333,134
BNC Bancorp	26,300	584,649
Boston Private Financial Holdings	66,138	773,815
Bridge Bancorp	14,592	389,752
Bryn Mawr Bank	13,464	418,326
†BSB Bancorp	5,900	124,726
†C1 Financial	5,320	101,346
Camden National	6,837	276,215
†Capital Bank Financial	17,570	531,141
Capital City Bank Group	6,384	95,249
Cardinal Financial	24,921	573,432
†Cascade Bancorp	18,443	99,777
Cathay General Bancorp	65,303	1,956,478
CenterState Banks of Florida	34,805	511,633

LVIP SSgA Small-Cap Index Fund––1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial	21,330	$447,290
Century Bancorp Class A	2,361	96,234
Chemical Financial	29,812	964,418
Citizens & Northern	12,361	241,287
City Holding	11,897	586,522
CNB Financial	12,991	236,046
CoBiz Financial	29,853	388,388
Columbia Banking System	46,883	1,463,218
Community Bank System	32,946	1,224,603
Community Trust Bancorp	13,930	494,654
†CommunityOne Bancorp	5,605	60,926
ConnectOne Bancorp	22,969	443,302
†CU Bancorp	12,260	275,360
†Customers Bancorp	20,780	534,046
CVB Financial	86,259	1,440,525
†Eagle Bancorp	24,009	1,092,409
Enterprise Bancorp	6,760	141,757
Enterprise Financial Services	15,038	378,506
†Farmers Capital Bank	6,300	156,555
†FCB Financial Holdings Class A	22,000	717,640
Fidelity Southern	12,915	273,023
Financial Institutions	11,888	294,585
First Bancorp (Maine)	9,411	179,750
First Bancorp (North Carolina)	19,585	332,945
†First Bancorp (Puerto Rico)	107,135	381,401
First Busey	18,164	360,912
First Business Financial Services	5,800	136,416
First Citizens BancShares Class A	6,300	1,423,800
First Commonwealth Financial	70,039	636,654
First Community Bancshares	17,663	316,168
First Connecticut Bancorp	16,728	269,655
First Financial	7,959	257,474
First Financial Bancorp	49,373	942,037
First Financial Bankshares	52,214	1,659,361
First Interstate BancSystem	17,198	478,792
First Merchants	33,083	867,436
First Midwest Bancorp	62,855	1,102,477
†First NBC Bank Holding	14,200	497,568
First of Long Island	12,036	325,333
FirstMerit	136,007	2,403,244
Flushing Financial	22,430	449,049
FNB	142,584	1,846,463
†Franklin Financial Network	6,200	138,570
Fulton Financial	144,100	1,743,610
German American Bancorp	12,385	362,509
Glacier Bancorp	61,574	1,624,938
Great Southern Bancorp	7,870	340,771
Great Western Bancorp	32,700	829,599
†Green Bancorp	5,400	61,884
Guaranty Bancorp	15,168	249,817
†Hampton Roads Bankshares	28,680	54,492
Hancock Holding	63,564	1,719,406

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Hanmi Financial	24,920	$627,984
Heartland Financial USA	13,738	498,552
Heritage Commerce	15,638	177,335
Heritage Financial	28,555	537,405
Heritage Oaks Bancorp	19,116	152,163
†Hilltop Holdings	61,649	1,221,267
Home BancShares	46,614	1,887,867
†HomeTrust Bancshares	14,677	272,258
Horizon Bancorp	8,337	198,004
IBERIABANK	31,204	1,816,385
Independent Bank	21,509	317,473
@Independent Bank (Massachusetts)	20,984	967,362
Independent Bank Group	8,800	338,184
International Bancshares	43,664	1,092,910
Investors Bancorp	287,386	3,546,343
Lakeland Bancorp	33,778	375,274
Lakeland Financial	12,778	576,927
LegacyTexas Financial Group	38,327	1,168,207
MainSource Financial Group	19,820	403,535
MB Financial	61,426	2,004,945
Mercantile Bank	15,733	326,932
Merchants Bancshares	3,925	115,395
Metro Bancorp	8,610	253,048
MidWestOne Financial Group	6,142	179,715
National Bank Holdings Class A	27,052	555,378
National Bankshares	5,608	174,465
†National Commerce	3,500	83,930
National Penn Bancshares	113,613	1,334,953
NBT Bancorp	35,339	952,033
NewBridge Bancorp	25,200	214,956
OFG Bancorp	41,388	361,317
Old National Bancorp	94,825	1,320,912
†Old Second Bancorp	18,500	115,255
Opus Bank	9,700	370,928
Pacific Continental	18,080	240,645
†Pacific Premier Bancorp	19,267	391,505
Park National	10,476	945,145
Park Sterling	38,052	258,754
Peapack Gladstone Financial	15,091	319,476
Penns Woods Bancorp	5,076	207,710
Peoples Bancorp	15,340	318,919
Peoples Financial Services	5,200	181,636
Pinnacle Financial Partners	29,104	1,438,029
Preferred Bank	10,329	326,396
PrivateBancorp	64,505	2,472,477
Prosperity Bancshares	57,651	2,831,241
QCR Holdings	10,000	218,700
Renasant	32,308	1,061,318
Republic Bancorp Class A	8,430	206,957
S&T Bancorp	27,756	905,401
Sandy Spring Bancorp	19,113	500,378
†Seacoast Banking Corp of Florida	17,544	257,546

LVIP SSgA Small-Cap Index Fund––2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
ServisFirst Bancshares	17,400	$722,622
Sierra Bancorp	8,220	131,191
Simmons First National Class A	24,041	1,152,285
South State	19,691	1,513,647
Southside Bancshares	19,761	544,416
Southwest Bancorp	19,498	319,962
†Square 1 Financial Class A	15,000	385,125
State Bank Financial	32,428	670,611
Sterling Bancorp	97,261	1,446,271
Stock Yards Bancorp	13,055	474,549
Stonegate Bank	9,581	304,772
Suffolk Bancorp	11,049	301,859
†Sun Bancorp	6,881	132,046
Talmer Bancorp Class A	42,700	710,955
†Texas Capital Bancshares	37,415	1,961,294
Tompkins Financial	11,597	618,816
TowneBank	35,990	678,411
TriCo Bancshares	17,453	428,820
†Tristate Capital Holdings	14,800	184,556
†Triumph Bancorp	9,300	156,240
Trustmark	54,679	1,266,912
UMB Financial	32,082	1,630,086
Umpqua Holdings	181,481	2,958,140
Union Bankshares	36,031	864,744
United Bankshares	56,835	2,159,162
United Community Banks	42,156	861,669
Univest Corp. of Pennsylvania	19,732	379,249
Valley National Bancorp	189,799	1,867,622
Washington Trust Bancorp	12,675	487,354
Webster Financial	74,553	2,656,323
WesBanco	30,910	972,119
West Bancorporation	14,073	263,869
Westamerica Bancorporation	20,481	910,176
†Western Alliance Bancorp	70,411	2,162,322
Wilshire Bancorp	55,347	581,697
Wintrust Financial	38,807	2,073,458
Yadkin Financial	19,086	410,158

		124,456,289

Beverages–0.19%
†Boston Beer Class A	7,416	1,561,884
†Castle Brands	19,600	25,872
Coca-Cola Bottling Consolidated	3,613	698,682
†Craft Brewers Alliance	6,450	51,407
MGP Ingredients	6,600	105,666
†National Beverage	8,167	250,972

		2,694,483

Biotechnology–6.08%
†ACADIA Pharmaceuticals	65,500	2,166,085
†Acceleron Pharma	16,700	415,830
†Achillion Pharmaceuticals	93,372	645,200

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Acorda Therapeutics	34,571	$916,477
†Adamas Pharmaceuticals	11,600	194,184
†Aduro Biotech	7,200	139,464
†Advaxis	27,200	278,256
†Aegerion Pharmaceuticals	18,843	256,265
Affimed	19,000	117,230
†Agenus	58,000	266,800
†Aimmune Therapeutics	10,500	265,860
†Akebia Therapeutics	16,300	157,458
†Alder Biopharmaceuticals	18,600	609,336
†AMAG Pharmaceuticals	28,029	1,113,592
†Amicus Therapeutics	94,400	1,320,656
†Anacor Pharmaceuticals	33,851	3,984,601
†Anthera Pharmaceuticals	31,200	190,008
†Applied Genetic Technologies	6,000	78,840
†Ardelyx	12,600	217,728
†Arena Pharmaceuticals	222,943	425,821
†ARIAD Pharmaceuticals	134,900	787,816
†Array BioPharma	111,333	507,678
†Arrowhead Research	52,400	301,824
†Atara Biotherapeutics	13,100	411,864
†Atyr Pharma	7,100	72,846
†Avalanche Biotechnologies	22,100	182,104
Axovant Sciences	14,300	184,756
†Bellicum Pharmaceuticals	7,400	107,522
†BioCryst Pharmaceuticals	64,700	737,580
†BioSpecifics Technologies	3,700	161,098
†Biotime	49,144	147,432
†Blueprint Medicines	8,100	172,854
†Calithera Biosciences	6,100	33,123
†Cara Therapeutics	19,600	280,084
†Catalyst Pharmaceuticals	65,200	195,600
†Celldex Therapeutics	79,540	838,352
†Cellular Biomedicine Group	8,600	145,598
†Cepheid	59,106	2,671,591
†ChemoCentryx	26,545	160,597
†Chimerix	37,300	1,424,860
†Clovis Oncology	22,735	2,090,711
†Coherus Biosciences	21,200	424,848
†Concert Pharmaceuticals	13,100	245,887
†Cormedix	37,200	74,028
†CTI BioPharma	147,600	215,496
†Curis	97,400	196,748
†Cytokinetics	32,466	217,198
†CytRx	40,400	95,748
†Dicerna Pharmaceuticals	16,100	132,181
=Durata Therapeutics	14,227	11,808
†Dyax	119,731	2,285,665
†Dynavax Technologies	31,857	781,771
†Eagle Pharmaceuticals	7,700	570,031
†Emergent BioSolutions	23,848	679,430
†Enanta Pharmaceuticals	14,400	520,416

LVIP SSgA Small-Cap Index Fund––3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Epizyme	26,100	$335,646
†Esperion Therapeutics	11,900	280,721
†Exact Sciences	78,150	1,405,919
†Exelixis	181,668	1,019,157
†Fibrocell Science	18,731	72,114
†FibroGen	38,500	843,920
†Five Prime Therapeutics	17,800	273,942
†Flexion Therapeutics	9,900	147,114
†Foundation Medicine	8,285	152,858
†Galena Biopharma	156,200	246,796
†Genocea Biosciences	17,300	118,505
†Genomic Health	15,677	331,725
†Geron	120,944	333,805
†Global Blood Therapeutics	6,500	274,040
†Halozyme Therapeutic	86,243	1,158,243
†Heron Therapeutics	23,500	573,400
†Idera Pharmaceuticals	82,800	277,380
†Ignyta	15,900	139,602
†Immune Design	11,600	141,520
†ImmunoGen	69,093	663,293
†Immunomedics	94,626	162,757
†Infinity Pharmaceuticals	45,524	384,678
†Inovio Pharmaceuticals	67,400	389,572
†Insmed	49,800	924,786
†Insys Therapeutics	20,900	594,814
†Invitae	8,800	63,536
†Ironwood Pharmaceuticals	101,672	1,059,422
†Karyopharm Therapeutics	20,700	217,971
†Keryx Biopharmaceuticals	92,887	326,962
†Kite Pharma	23,400	1,302,912
KYTHERA Biopharmaceuticals	21,046	1,578,029
†La Jolla Pharmaceutical	9,900	275,121
†Lexicon Pharmaceuticals	35,616	382,516
†Ligand Pharmaceuticals Class B	14,265	1,221,797
†Lion Biotechnologies	39,800	229,248
†Loxo Oncology	7,000	122,360
†MacroGenics	24,900	533,358
†MannKind	193,036	619,646
†Medgenics	16,305	127,505
†Merrimack Pharmaceuticals	88,170	750,327
†MiMedx Group	87,000	839,550
†Mirati Therapeutics	8,400	289,128
†Momenta Pharmaceuticals	48,982	803,795
†Myriad Genetics	56,900	2,132,612
†Navidea Biopharmaceuticals	114,850	261,858
†Neurocrine Biosciences	70,453	2,803,325
†NewLink Genetics	18,347	657,556
†Northwest Biotherapeutics	43,100	269,375
†Novavax	219,836	1,554,241
†Ocata Therapeutics	37,400	156,332
†OncoMed Pharmaceuticals	17,100	283,689
†Oncothyreon	68,700	188,238

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Ophthotech	19,000	$769,880
†Orexigen Therapeutics	71,720	151,329
†Organovo Holdings	61,100	163,748
†Osiris Therapeutics	13,947	257,601
†Otonomy	13,700	243,997
†OvaScience	21,200	179,988
PDL BioPharma	129,781	652,798
†Peregrine Pharmaceuticals	210,500	214,710
†Pfenex	14,100	211,641
†Portola Pharmaceuticals	37,700	1,606,774
†Progenics Pharmaceuticals	66,198	378,653
†Proteon Therapeutics	3,638	50,605
†Prothena	25,400	1,151,636
†PTC Therapeutics	27,300	728,910
†Radius Health	26,800	1,857,508
†Raptor Pharmaceutical	64,230	388,591
†Regulus Therapeutics	29,027	189,837
†Repligen	26,125	727,581
†Retrophin	27,600	559,176
†Rigel Pharmaceuticals	85,774	211,862
†Sage Therapeutics	12,500	529,000
†Sangamo Biosciences	61,289	345,670
†Sarepta Therapeutics	33,500	1,075,685
†Seres Therapeutics	8,300	246,012
†Sorrento Therapeutics	25,200	211,428
†Spark Therapeutics	7,100	296,283
†Spectrum Pharmaceuticals	63,225	378,085
†Stemline Therapeutics	14,700	129,801
†Synergy Pharmaceuticals	78,218	414,555
†Synta Pharmaceuticals	82,290	143,185
†T2 Biosystems	5,900	51,684
†TESARO	18,704	750,030
†TG Therapeutics	34,700	349,776
†Threshold Pharmaceuticals	48,147	195,958
†Tokai Pharmaceuticals	10,900	112,815
†Trevena	23,000	238,050
†Trovagene	20,900	118,921
†Ultragenyx Pharmaceutical	31,700	3,053,027
†Vanda Pharmaceuticals	31,981	360,746
†Verastem	28,203	50,483
†Versartis	19,700	227,141
†Vitae Pharmaceuticals	8,600	94,686
†Vital Therapies	14,700	59,388
†Xencor	26,400	322,872
†XOMA	89,370	67,179
†Zafgen	14,800	472,860
†ZIOPHARM Oncology	91,584	825,172

		83,940,869

Building Products–0.89%
AAON	32,217	624,365
Advanced Drainage Systems	26,600	769,538

LVIP SSgA Small-Cap Index Fund––4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†American Woodmark	9,975	$647,078
Apogee Enterprises	23,647	1,055,839
†Builders FirstSource	41,066	520,717
†Continental Building Products	28,400	583,336
†Gibraltar Industries	28,561	524,094
Griffon	26,264	414,183
Insteel Industries	15,439	248,259
†Masonite International	24,600	1,490,268
†NCI Building Systems	19,391	204,963
†Nortek	8,476	536,616
†Patrick Industries	11,314	446,790
†PGT	43,195	530,435
†Ply Gem Holdings	19,100	223,470
Quanex Building Products	26,152	475,182
Simpson Manufacturing	33,989	1,138,292
†Trex	25,794	859,714
Universal Forest Products	16,170	932,686

		12,225,825

Capital Markets–1.31%
Arlington Asset Investment Class A	20,885	293,434
†Ashford	642	40,735
BGC Partners Class A	148,609	1,221,566
Calamos Asset Management Class A	11,459	108,631
CIFC	325	2,324
Cohen & Steers	17,769	487,759
†Cowen Group Class A	84,835	386,848
Diamond Hill Investment Group	2,332	433,845
Evercore Partners Class A	28,092	1,411,342
Fifth Street Asset Management	5,200	38,844
Financial Engines	41,922	1,235,441
GAMCO Investors	5,496	301,730
Greenhill	23,290	663,066
HFF Class A	30,481	1,029,039
†Houlihan Lokey	7,900	172,220
†INTL. FCStone	14,724	363,536
Investment Technology Group	26,142	348,734
Janus Capital Group	119,800	1,629,280
†KCG Holdings	25,156	275,961
†Ladenburg Thalmann Financial Services	83,408	175,991
Medley Management Class A	4,197	27,784
Moelis & Co.	15,700	412,282
OM Asset Management	23,000	354,660
Oppenheimer Holdings Class A	11,402	228,154
†Piper Jaffray	11,668	422,032
Pzena Investment Management Class A	10,210	90,869
†RCS Capital	43,000	34,830
†Safeguard Scientifics	17,820	276,923
†Stifel Financial	55,747	2,346,949
@=Teton Advisors Class B	19	0

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Virtu Financial Class A	16,800	$385,056
Virtus Investment Partners	5,272	529,836
†Walter Investment Management	28,818	468,293
Westwood Holdings Group	7,114	386,646
WisdomTree Investments	93,008	1,500,219

		18,084,859

Chemicals–1.70%
American Vanguard	28,695	331,714
Axiall	56,921	893,090
Balchem	25,307	1,537,906
Calgon Carbon	41,640	648,751
Chase	5,939	233,937
†Chemtura	54,620	1,563,224
=Chemtura	37,800	0
†Core Molding Technologies	6,200	114,390
†Ferro	57,287	627,293
†Flotek Industries	42,686	712,856
Fuller (H.B.)	41,009	1,391,845
FutureFuel	17,308	171,003
Hawkins	9,859	379,571
Innophos Holdings	15,564	616,957
Innospec	19,404	902,480
†Intrepid Potash	51,400	284,756
KMG Chemicals	9,772	188,502
Koppers Holdings	19,860	400,576
†Kraton Performance Polymers	24,341	435,704
Kronos Worldwide	15,200	94,392
†LSB Industries	17,761	272,099
Minerals Technologies	28,264	1,361,194
Olin	62,717	1,054,273
OM Group	24,141	793,997
†OMNOVA Solutions	39,840	220,714
PolyOne	73,164	2,146,632
Quaker Chemical	10,613	818,050
Rayonier Advanced Materials	36,500	223,380
†Rentech	18,257	102,239
Schulman (A.)	23,231	754,311
†Senomyx	30,700	136,922
Sensient Technologies	38,295	2,347,483
Stepan	15,070	627,063
†Trecora Resources	17,392	216,009
Tredegar	23,630	309,080
†Trinseo	10,600	267,650
Tronox	47,300	206,701
Valhi	5,700	10,773

		23,397,517

Commercial Services & Supplies–2.07%
ABM Industries	45,423	1,240,502
†ACCO Brands	86,624	612,432
†ARC Document Solutions	31,770	189,031

LVIP SSgA Small-Cap Index Fund––5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Brady Class A	38,137	$749,773
Brink’s	39,157	1,057,631
†Casella Waste Systems	36,534	211,897
Ceco Environmental	20,364	166,781
Civeo	90,700	134,236
Deluxe	40,940	2,281,996
Ennis	23,860	414,210
Essendant	30,819	999,460
G&K Services Class A	16,161	1,076,646
Healthcare Services Group	58,481	1,970,810
†Heritage-Crystal Clean	9,954	102,228
Herman Miller	48,387	1,395,481
HNI	36,275	1,556,197
†InnerWorkings	28,357	177,231
Interface Class A	53,521	1,201,011
Kimball International Class B	25,202	238,411
Knoll	39,082	859,022
Matthews International Class A	26,710	1,307,989
McGrath RentCorp	24,040	641,628
Mobile Mini	37,066	1,141,262
MSA Safety	23,618	944,011
Multi-Color	9,792	748,990
†NL Industries	4,936	14,759
Quad Graphics	23,523	284,628
†SP Plus	16,497	381,906
Steelcase Class A	67,334	1,239,619
†Team	16,313	523,974
Tetra Tech	48,691	1,183,678
†TRC	10,100	119,483
UniFirst	12,067	1,288,876
US Ecology	17,319	755,974
Viad	15,213	441,025
West	42,000	940,800

		28,593,588

Communications Equipment–1.60%
ADTRAN	39,248	573,021
†Aerohive Networks	25,500	152,490
Alliance Fiber Optic Products	10,600	181,154
†Applied Optoelectronics	12,400	232,872
Bel Fuse Class B	10,038	195,139
Black Box	12,650	186,461
†CalAmp	33,272	535,346
†Calix	32,131	250,300
†Ciena	101,196	2,096,781
†Clearfield	8,300	111,469
Comtech Telecommunications	12,175	250,927
†Digi International	21,371	251,964
†EMCORE	23,100	157,080
†Extreme Networks	93,245	313,303
†Finisar	84,167	936,779
†Harmonic	67,388	390,850

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Infinera	109,041	$2,132,842
InterDigital	29,288	1,481,973
†Ixia	48,091	696,839
†KVH Industries	16,575	165,750
†Mitel Networks	—	1
†NETGEAR	25,534	744,827
†NetScout Systems	75,656	2,675,953
†Novatel Wireless	44,800	99,008
†Oclaro	67,800	155,940
Plantronics	28,651	1,456,903
†Polycom	109,000	1,142,320
†Ruckus Wireless	59,611	708,179
†ShoreTel	52,268	390,442
†Sonus Networks	35,602	203,643
Ubiquiti Networks	27,029	916,013
†ViaSat	35,046	2,253,107

		22,039,676

Construction & Engineering–0.76%
†Aegion	28,528	470,141
†Ameresco Class A	19,021	111,843
Argan	12,051	417,929
Comfort Systems USA	29,836	813,329
†Dycom Industries	27,929	2,020,942
EMCOR Group	51,377	2,273,432
†Furmanite	33,418	203,181
Granite Construction	31,740	941,726
†Great Lakes Dredge & Dock	52,797	266,097
†Hc2 Holdings	16,400	114,964
†MasTec	53,578	848,140
†MYR Group	15,994	419,043
†Northwest Pipe	8,096	105,734
†NV5 Holdings	5,900	109,504
†Orion Marine Group	27,795	166,214
Primoris Services	35,438	634,695
†Tutor Perini	34,683	570,882

		10,487,796

Construction Materials–0.16%
†Headwaters	59,623	1,120,912
†Summit Materials Class A	23,000	431,710
United States Lime & Minerals	1,487	67,882
†US Concrete	11,400	544,806

		2,165,310

Consumer Finance–0.48%
Cash America International	21,556	602,921
†Encore Capital Group	20,463	757,131
†Enova International	24,223	247,559
†Ezcorp Class A	43,419	267,895
†First Cash Financial Services	22,517	902,031
†Green Dot Class A	35,641	627,282
†JG Wentworth	12,429	61,275

LVIP SSgA Small-Cap Index Fund––6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Nelnet Class A	18,738	$648,522
†PRA Group	39,523	2,091,557
†Regional Management	11,943	185,117
†World Acceptance	7,301	195,959

		6,587,249

Containers & Packaging–0.31%
†AEP Industries	3,961	227,084
†Berry Plastics Group	98,287	2,955,490
Greif Class A	24,400	778,604
Myers Industries	24,897	333,620

		4,294,798

Distributors–0.30%
Core-Mark Holding	18,630	1,219,333
†Fenix Parts	12,800	85,504
Pool	35,771	2,586,243
†VOXX International Class A	20,389	151,286
Weyco Group	4,458	120,544

		4,162,910

Diversified Consumer Services–1.15%
†2U	18,700	671,330
†American Public Education	16,760	393,022
†Apollo Education Group Class A	75,400	833,924
†Ascent Capital Group Class A	12,977	355,310
†Bridgepoint Education	15,373	117,142
†Bright Horizons Family Solutions	30,563	1,963,367
Capella Education	11,280	558,586
†Career Education	62,568	235,256
Carriage Services	13,935	300,857
†Chegg	68,600	494,606
Collectors Universe	8,200	123,656
DeVry Education Group	51,700	1,406,757
†Grand Canyon Education	38,208	1,451,522
†Houghton Mifflin Harcourt	112,400	2,282,844
†K12	32,200	400,568
Liberty Tax	6,600	153,714
†LifeLock	81,681	715,526
†Regis	31,046	406,703
Sotheby’s	50,775	1,623,785
†Steiner Leisure	10,080	636,854
†Strayer Education	9,165	503,800
Universal Technical Institute	20,858	73,212
†Weight Watchers International	20,000	127,600

		15,829,941

Diversified Financial Services–0.37%
†FNFV Group	64,100	751,252
GAIN Capital Holdings	22,453	163,458
MarketAxess Holdings	30,685	2,850,023
Marlin Business Services	5,686	87,508
†NewStar Financial	21,998	180,384

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
†On Deck Capital	10,100	$99,990
†PHH	38,552	544,354
†PICO Holdings	15,971	154,599
Resource America Class A	15,314	101,838
Tiptree Financial	25,100	160,640

		5,094,046

Diversified Telecommunication Services–0.73%
†8x8	68,840	569,307
Atlantic Tele-Network	8,792	649,993
†Cincinnati Bell	162,526	507,081
Cogent Communications Holdings	37,004	1,005,029
Consolidated Communications Holdings	40,235	775,328
†FairPoint Communications	19,237	296,442
†General Communication Class A	26,619	459,444
†Globalstar	369,500	580,115
†Hawaiian Telcom Holdco	9,271	192,651
IDT Class B	16,415	234,735
†InContact	57,094	428,776
Inteliquent	30,489	680,819
Intelsat	19,600	126,028
†Iridium Communications	74,750	459,713
Lumos Networks	18,657	226,869
†ORBCOMM	53,094	296,265
†Pacific Datavision	11,600	346,840
†Premiere Global Services	35,436	486,891
†Straight Path Communications Class B	8,100	327,321
†Vonage Holdings	148,253	871,728
Windstream Holdings	90,900	558,126

		10,079,501

Electric Utilities–1.34%
ALLETE	39,783	2,008,644
Cleco	49,687	2,645,336
El Paso Electric	32,641	1,201,842
Empire District Electric	34,114	751,531
Genie Energy Class B	9,300	76,539
IDACORP	41,276	2,670,970
MGE Energy	27,926	1,150,272
Otter Tail	29,781	776,093
PNM Resources	64,936	1,821,455
Portland General Electric	71,814	2,654,964
UIL Holdings	46,340	2,329,512
Unitil	10,641	392,440

		18,479,598

Electrical Equipment–0.66%
Allied Motion Technologies	8,300	147,491
AZZ	20,727	1,009,198
Encore Wire	19,026	621,579
EnerSys	36,306	1,945,275
†Enphase Energy	18,600	68,820

LVIP SSgA Small-Cap Index Fund––7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Franklin Electric	38,340	$1,043,998
†FuelCell Energy	193,034	141,841
†Generac Holdings	56,382	1,696,534
General Cable	37,700	448,630
LSI Industries	20,862	176,075
†Plug Power	159,000	290,970
Powell Industries	9,008	271,141
†Power Solutions International	3,200	72,672
†PowerSecure International	18,500	213,120
Preformed Line Products	1,286	47,775
†Sunrun	18,100	187,697
†Thermon Group Holdings	29,403	604,232
†Vicor	11,771	120,064

		9,107,112

Electronic Equipment, Instruments & Components–2.52%
†Agilysys	10,614	118,028
†Anixter International	23,201	1,340,554
AVX	41,500	543,235
Badger Meter	11,361	659,620
Belden	34,842	1,626,773
†Benchmark Electronics	41,966	913,180
Checkpoint Systems	39,172	283,997
†Coherent	19,232	1,051,990
†Control4	14,400	117,504
CTS	25,511	472,209
Daktronics	33,261	288,373
†DTS	15,365	410,245
Electro Rent	16,047	166,568
†Fabrinet	32,641	598,310
†FARO Technologies	16,099	563,465
FEI	34,111	2,491,467
=Gerber Scientific	6,600	0
†GSI Group	29,863	380,156
†II-VI	41,151	661,708
†Insight Enterprises	30,803	796,258
†InvenSense	60,952	566,244
†Itron	30,800	982,828
†Kimball Electronics	27,326	325,999
†Knowles	70,506	1,299,426
Littelfuse	18,406	1,677,707
†Mercury Systems	28,051	446,291
Mesa Laboratories	2,530	281,842
Methode Electronics	30,866	984,625
MTS Systems	11,757	706,713
†Multi-Fineline Electronix	8,997	150,250
†Newport	36,649	503,924
†OSI Systems	15,968	1,228,897
Park Electrochemical	19,888	349,830
PC Connection	8,824	182,922
†Plexus	27,063	1,044,091
†RealD	34,440	330,968

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Rofin-Sinar Technologies	21,647	$561,307
†Rogers	14,852	789,829
†Sanmina	66,995	1,431,683
†ScanSource	22,837	809,800
SYNNEX	23,523	2,000,866
†Tech Data	30,000	2,055,000
†TTM Technologies	56,150	349,815
†Universal Display	32,541	1,103,140
Vishay Intertechnology	109,200	1,058,148
†Vishay Precision Group	12,172	141,073

		34,846,858

Energy Equipment & Services–0.92%
Atwood Oceanics	51,700	765,677
†Basic Energy Services	44,179	145,791
Bristow Group	27,991	732,245
†C&J Energy Services	55,229	194,406
CARBO Ceramics	18,200	345,618
†Era Group	17,100	255,987
Exterran Holdings	56,200	1,011,600
†Fairmount Santrol Holdings	57,200	154,440
†Forum Energy Technologies	47,046	574,432
†Geospace Technologies	13,053	180,262
Gulfmark Offshore	21,498	131,353
†Helix Energy Solutions Group	82,756	396,401
†Hornbeck Offshore Services	24,559	332,283
†Independence Contract Drilling	10,500	52,290
†ION Geophysical	93,938	36,636
†Key Energy Services	106,617	50,110
†Matrix Service	20,507	460,792
†McDermott International	191,200	822,160
†Natural Gas Services Group	12,185	235,171
†Newpark Resources	77,841	398,546
Nordic American Offshore	11,100	66,600
North Atlantic Drilling	50,600	38,962
†Oil States International	41,700	1,089,621
†Parker Drilling	115,945	304,935
†PHI	13,382	252,652
†Pioneer Energy Services	61,783	129,744
†RigNet	8,774	223,737
†SEACOR Holdings	14,600	873,226
†Seventy Seven Energy	48,900	67,482
Tesco	38,646	275,932
†TETRA Technologies	69,142	408,629
Tidewater	42,700	561,078
†Unit	46,000	517,960
US Silica Holdings	42,583	599,994

		12,686,752

Food & Staples Retailing–0.88%
Andersons	22,563	768,496
Casey’s General Stores	32,012	3,294,675

LVIP SSgA Small-Cap Index Fund––8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Chefs’ Warehouse	15,895	$225,073
†Fairway Group Holdings	10,100	10,605
†Fresh Market	34,300	774,837
Ingles Markets Class A	10,331	494,132
†Natural Grocers by Vitamin Cottage	7,253	164,571
PriceSmart	15,732	1,216,713
†Smart & Final Stores	21,500	337,765
SpartanNash	30,058	776,999
†SUPERVALU	213,747	1,534,703
†United Natural Foods	40,999	1,988,861
Village Super Market Class A	4,613	108,913
Weis Markets	9,200	384,100

		12,080,443

Food Products–1.67%
Alico	2,463	99,973
†Amplify Snack Brands	15,600	167,076
B&G Foods Class A	47,314	1,724,595
†Boulder Brands	41,213	337,534
Calavo Growers	13,454	600,587
Cal-Maine Foods	25,430	1,388,732
†Darling Ingredients	134,659	1,513,567
Dean Foods	76,500	1,263,780
†Diamond Foods	20,771	640,993
†Farmer Bros	5,201	141,727
Fresh Del Monte Produce	26,856	1,061,081
†Freshpet	18,400	193,200
†Inventure Foods	13,960	123,965
J&J Snack Foods	12,087	1,373,808
Lancaster Colony	15,054	1,467,464
†Landec	25,733	300,304
†Lifeway Foods	4,131	43,293
Limoneira	9,287	155,372
†Omega Protein	21,568	366,009
†Post Holdings	51,254	3,029,111
Sanderson Farms	18,090	1,240,431
Sanfilippo John B. & Son	7,302	374,301
†Seaboard	214	658,906
†Seneca Foods Class A	7,410	195,253
Snyders-Lance	39,615	1,336,214
Tootsie Roll Industries	14,435	451,671
†TreeHouse Foods	35,313	2,746,998

		22,995,945

Gas Utilities–1.18%
Chesapeake Utilities	13,465	714,722
Laclede Group	35,367	1,928,562
New Jersey Resources	69,982	2,101,559
Northwest Natural Gas	21,919	1,004,767
ONE Gas	43,000	1,949,190
Piedmont Natural Gas	64,668	2,591,247
South Jersey Industries	55,404	1,398,951

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
Southwest Gas	38,295	$2,233,364
WGL Holdings	40,724	2,348,553

		16,270,915

Health Care Equipment & Supplies–3.62%
Abaxis	18,013	792,392
†ABIOMED	34,339	3,185,286
†Accuray	60,218	300,789
Analogic	9,937	815,231
†AngioDynamics	21,092	278,203
†Anika Therapeutics	13,495	429,546
†Antares Pharma	136,024	231,241
†AtriCure	22,103	484,277
Atrion	1,267	475,074
Cantel Medical	27,850	1,579,095
†Cardiovascular Systems	24,882	394,131
†Cerus	72,683	329,981
†ConforMIS	10,300	186,018
CONMED	22,322	1,065,652
†Corindus Vascular Robotics	14,000	43,260
CryoLife	22,710	220,968
†Cutera	12,200	159,576
†Cyberonics	21,104	1,282,701
†Cynosure Class A	17,242	517,950
†Endologix	53,432	655,076
†Entellus Medical	6,100	109,922
†Exactech	8,883	154,831
†GenMark Diagnostics	39,200	308,504
†Glaukos	7,100	171,749
†Globus Medical	55,674	1,150,225
†Greatbatch	20,625	1,163,663
†Haemonetics	42,034	1,358,539
†Halyard Health	37,600	1,069,344
†HeartWare International	13,880	726,063
†ICU Medical	11,467	1,255,637
†Inogen	14,100	684,555
†Insulet	45,985	1,191,471
†Integra LifeSciences Holdings	22,875	1,362,206
Invacare	29,939	433,217
†Invivo Therapeutics Holdings	23,500	202,570
†K2M Group Holdings	15,600	290,160
†LDR Holding	21,100	728,583
LeMaitre Vascular	7,800	95,082
†Masimo	35,558	1,371,116
Meridian Bioscience	32,775	560,453
†Merit Medical Systems	34,574	826,664
†Natus Medical	26,563	1,047,910
†Neogen	30,212	1,359,238
†Nevro	13,100	607,709
†NuVasive	39,537	1,906,474
†NxStage Medical	50,454	795,660
†OraSure Technologies	47,106	209,151

LVIP SSgA Small-Cap Index Fund––9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Orthofix International	14,503	$489,476
†Oxford Immunotec Global	17,300	233,550
†Quidel	26,325	497,016
†Rockwell Medical Technologies	38,835	299,418
†RTI Surgical	56,500	320,920
†SeaSpine Holdings	8,191	132,694
†Second Sight Medical Products	13,000	77,090
†Sientra	4,100	41,615
†Spectranetics	33,069	389,884
†Staar Surgical	27,499	213,392
STERIS	49,167	3,194,380
†SurModics	10,565	230,740
†Tandem Diabetes Care	11,800	103,958
†Thoratec	44,600	2,821,396
†Tornier	28,265	576,323
†TransEnterix	29,600	66,896
†Unilife	118,287	115,909
Utah Medical Products	2,915	157,031
†Vascular Solutions	13,373	433,419
†Veracyte	12,100	56,749
West Pharmaceutical Services	59,300	3,209,316
†Wright Medical Group	41,360	869,387
†Zeltiq Aesthetics	25,756	824,965

		49,922,667

Health Care Providers & Services–2.77%
†AAC Holdings	8,600	191,350
Aceto	22,257	610,955
†Addus HomeCare	4,700	146,405
†Adeptus Health Class A	5,500	444,180
†Air Methods	31,696	1,080,517
†Alliance HealthCare Services	4,300	41,968
†Almost Family	5,176	207,299
†Amedisys	22,616	858,730
†AMN Healthcare Services	38,574	1,157,606
†Amsurg	39,842	3,096,122
†BioScrip	59,631	111,510
†BioTelemetry	20,300	248,472
†Capital Senior Living	27,031	541,972
Chemed	13,998	1,868,313
†Civitas Solutions	8,900	203,988
†CorVel	6,012	194,188
†Cross Country Healthcare	28,617	389,477
†Diplomat Pharmacy	29,200	838,916
Ensign Group	20,445	871,570
†ExamWorks Group	33,304	973,809
†Five Star Quality Care	42,206	130,417
†Genesis Healthcare	25,278	154,954
†Hanger	32,132	438,280
†HealthEquity	29,000	856,950
HealthSouth	75,367	2,891,832
†Healthways	22,736	252,824

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†IPC Healthcare	13,994	$1,087,194
Kindred Healthcare	67,651	1,065,503
Landauer	6,971	257,857
†LHC Group	11,806	528,555
†Magellan Health	22,095	1,224,726
†Molina Healthcare	32,181	2,215,662
National HealthCare	7,775	473,420
National Research Class A	7,337	87,604
†Nobilis Health	26,900	140,418
Owens & Minor	51,454	1,643,441
†PharMerica	24,249	690,369
†Providence Service	11,933	520,040
†RadNet	23,700	131,535
Select Medical Holdings	84,567	912,478
†Surgical Care Affiliates	19,500	637,455
†Team Health Holdings	59,359	3,207,167
†Teladoc	9,400	209,526
†Triple-S Management Class B	18,238	324,819
†Trupanion	9,182	69,324
U.S. Physical Therapy	11,649	522,924
†Universal American	49,511	338,655
†WellCare Health Plans	36,259	3,124,801

		38,216,077

Health Care Technology–0.52%
†Castlight Health Class B	29,100	122,220
Computer Programs & Systems	10,449	440,216
†Connecture	4,355	19,859
†Evolent Health Class A	6,500	103,740
†HealthStream	19,545	426,276
†HMS Holdings	70,120	614,952
†Imprivata	6,500	115,505
†MedAssets	48,574	974,394
†Medidata Solutions	45,234	1,904,804
†Merge Healthcare	65,988	468,515
†Omnicell	29,125	905,787
†Press Ganey Holdings	8,800	260,392
Quality Systems	45,528	568,189
†Vocera Communications	20,340	232,079

		7,156,928

Hotels, Restaurants & Leisure–3.42%
†Belmond	77,522	783,747
†Biglari Holdings	1,285	469,976
†BJ’s Restaurants	17,074	734,694
Bloomin’ Brands	101,552	1,846,215
Bob Evans Farms	17,632	764,347
†Bojangles’	5,100	86,190
†Boyd Gaming	64,283	1,047,813
†Bravo Brio Restaurant Group	13,326	150,184
†Buffalo Wild Wings	15,668	3,030,661
†Caesars Acquisition	43,242	307,018

LVIP SSgA Small-Cap Index Fund––10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Caesars Entertainment	42,400	$249,736
†Carrols Restaurant Group	26,365	313,743
Cheesecake Factory	39,986	2,157,645
Churchill Downs	10,921	1,461,339
†Chuy’s Holdings	12,532	355,909
ClubCorp Holdings	34,700	744,662
Cracker Barrel Old Country Store	15,694	2,311,412
†Dave & Buster’s Entertainment	17,800	673,374
†Del Frisco’s Restaurant Group	22,787	316,511
†Denny’s	67,056	739,628
†Diamond Resorts International	33,200	776,548
DineEquity	13,732	1,258,675
†El Pollo Loco Holdings	15,200	163,856
†Eldorado Resorts	23,700	213,774
†Empire Resorts	16,500	69,465
†Fiesta Restaurant Group	21,657	982,578
†Habit Restaurants Class A	10,100	216,241
International Speedway Class A	21,918	695,239
Interval Leisure Group	30,436	558,805
†Intrawest Resorts Holdings	12,700	109,982
†Isle of Capri Casinos	16,373	285,545
†J Alexander’s Holdings	11,071	110,375
Jack in the Box	30,715	2,366,284
†Jamba	15,291	217,897
†Kona Grill	7,900	124,425
†Krispy Kreme Doughnuts	51,957	760,131
†La Quinta Holdings	76,000	1,199,280
Marcus	17,634	341,042
Marriott Vacations Worldwide	20,972	1,429,032
†Monarch Casino & Resort	6,584	118,314
†Morgans Hotel Group	26,125	86,735
†Noodles	7,800	110,448
Papa John’s International	23,622	1,617,635
†Papa Murphy’s Holdings	8,200	120,376
†Penn National Gaming	64,500	1,082,310
†Pinnacle Entertainment	49,385	1,671,188
†Planet Fitness Class A	14,600	250,244
†Popeyes Louisiana Kitchen	18,629	1,049,930
†Potbelly	16,600	182,766
†Red Robin Gourmet Burgers	11,322	857,528
†Ruby Tuesday	53,395	331,583
Ruth’s Hospitality Group	26,908	436,986
†Scientific Games Class A	38,152	398,688
SeaWorld Entertainment	54,900	977,769
†Shake Shack Class A	5,000	237,000
Sonic	41,975	963,326
Speedway Motorsports	11,161	201,456
Texas Roadhouse	57,340	2,133,048
Vail Resorts	29,946	3,134,747
†Wingstop	3,400	81,532

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Zoe’s Kitchen	17,400	$687,126

		47,154,713

Household Durables–1.31%
Bassett Furniture Industries	9,300	259,005
†Beazer Homes USA	25,566	340,795
†CalAtlantic Group	117,698	941,584
†Cavco Industries	6,926	471,591
†Century Communities	13,200	262,020
CSS Industries	9,455	249,045
Ethan Allen Interiors	19,932	526,404
Flexsteel Industries	4,266	133,313
†Green Brick Partners	21,800	236,094
†Helen of Troy	23,347	2,084,887
Hooker Furniture	9,300	218,922
†Hovnanian Enterprises Class A	101,192	179,110
†Installed Building Products	17,618	445,383
†iRobot	23,232	676,980
KB Home	65,536	888,013
La-Z-Boy	41,333	1,097,804
†LGI Homes	10,300	280,057
Libbey	19,788	645,287
Lifetime Brands	6,178	86,368
†M/I Homes	18,674	440,333
MDC Holdings	31,334	820,324
†Meritage Homes	32,184	1,175,360
NACCO Industries Class A	2,792	132,760
†New Home	10,900	141,155
Ryland Group	38,136	1,557,093
†Skullcandy	20,219	111,811
†Taylor Morrison Home Class A	29,200	544,872
†TRI Pointe Homes	132,052	1,728,561
†Universal Electronics	14,511	609,897
†WCI Communities	12,200	276,086
†William Lyon Homes Class A	16,800	346,080
†Zagg	25,300	171,787

		18,078,781

Household Products–0.19%
†Central Garden & Pet Class A	32,822	528,762
†HRG Group	62,756	736,128
Oil-Dri Corp of America	3,441	78,799
Orchids Paper Products	8,292	216,421
WD-40	11,739	1,045,593

		2,605,703

Independent Power & Renewable Electricity Producers–0.50%
Abengoa Yield	38,629	639,310
Atlantic Power	116,633	216,937
†Dynegy	105,300	2,176,551
NRG Yield Class A	31,100	346,765
NRG Yield Class C	50,000	580,500
Ormat Technologies	29,956	1,019,403

LVIP SSgA Small-Cap Index Fund––11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
Pattern Energy Group	44,400	$847,596
†Talen Energy	66,900	675,690
†Terraform Global	40,200	267,732
†Vivint Solar	15,700	164,536

		6,935,020

Industrial Conglomerates–0.04%
Raven Industries	33,951	575,469

		575,469

Insurance–2.53%
†Ambac Financial Group	35,300	510,791
American Equity Investment Life Holding	66,255	1,544,404
AMERISAFE	14,899	740,927
Argo Group International Holdings	22,627	1,280,462
Atlas Financial Holdings	8,300	153,550
Baldwin & Lyons Class B	9,743	211,423
†Citizens	49,091	364,255
CNO Financial Group	162,012	3,047,446
Crawford Class B	25,879	145,181
Donegal Group Class A	5,144	72,325
†eHealth	14,419	184,707
EMC Insurance Group	5,953	138,169
Employers Holdings	28,927	644,783
†Enstar Group	7,311	1,096,650
FBL Financial Group Class A	8,674	533,624
Federated National Holding	11,700	281,034
Fidelity & Guaranty Life	8,000	196,320
First American Financial	89,376	3,491,920
†Global Indemnity	6,337	165,839
†Greenlight Capital Re Class A	25,857	576,094
†Hallmark Financial Services	8,751	100,549
HCI Group	8,707	337,570
†Heritage Insurance Holdings	22,000	434,060
Horace Mann Educators	33,131	1,100,612
Independence Holding	6,117	79,276
@Infinity Property & Casualty	8,989	723,974
James River Holdings L	9,600	258,144
Kansas City Life Insurance	2,714	127,531
Kemper	35,200	1,245,024
Maiden Holdings	38,995	541,251
†MBIA	115,600	702,848
National General Holdings	33,000	636,570
National Interstate	7,601	202,795
National Western Life Insurance Class A	1,716	382,153
†Navigators Group	8,316	648,482
OneBeacon Insurance Group Class A	20,187	283,425
†Patriot National	10,200	161,466
Primerica	41,922	1,889,425
RLI	35,334	1,891,429

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Safety Insurance Group	13,199	$714,726
@Selective Insurance Group	46,307	1,438,295
State Auto Financial	12,495	285,011
State National	24,100	225,335
Stewart Information Services	18,139	742,066
Symetra Financial	61,399	1,942,664
†Third Point Reinsurance	67,700	910,565
United Fire Group	15,821	554,526
United Insurance Holdings	11,400	149,910
Universal Insurance Holdings	28,603	844,933

		34,934,519

Internet & Catalog Retail–0.68%
†1-800-FLOWERS.com Class A	19,282	175,466
†Blue Nile	8,797	295,051
†Etsy	17,200	235,468
†EVINE Live	43,300	113,446
†FTD	13,837	412,343
HSN	26,512	1,517,547
†Lands End	15,400	415,954
†Liberty TripAdvisor Holdings Class A	60,800	1,347,936
NutriSystem	22,826	605,346
†Overstock.com	11,597	199,005
PetMed Express	20,172	324,769
†Shutterfly	30,372	1,085,799
Travelport Worldwide	85,200	1,126,344
†Wayfair Class A	18,100	634,586
†zulily Class A	52,600	915,240

		9,404,300

Internet Software & Services–2.59%
†Actua	38,259	449,926
†Amber Road	11,100	46,842
†Angie’s List	34,117	171,950
†Bankrate	61,282	634,269
†Bazaarvoice	44,580	201,056
†Benefitfocus	8,000	250,000
†Blucora	31,068	427,806
†Box Class A	11,000	138,380
†Brightcove	32,686	160,815
†Carbonite	15,170	168,842
†Care.com	22,300	114,622
†ChannelAdvisor	15,000	149,100
Cimpress	26,834	2,042,336
†comScore	27,954	1,290,077
†Constant Contact	28,632	694,040
†Cornerstone OnDemand	43,910	1,449,030
†Coupons.com	55,000	495,000
†Cvent	18,400	619,344
†Dealertrack Technologies	52,512	3,316,658
†Demandware	27,130	1,402,078
†DHI Group	31,816	232,575

LVIP SSgA Small-Cap Index Fund––12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
EarthLink Holdings	81,653	$635,260
†Endurance International Group Holdings	46,000	614,560
†Envestnet	28,193	844,944
†Everyday Health	24,400	223,016
†Five9	12,000	44,400
†Gogo	44,500	679,960
†GrubHub	61,200	1,489,608
†GTT Communications	18,800	437,288
†Hortonworks	8,100	177,309
†Internap	41,921	256,976
†Intralinks Holdings	37,605	311,745
@j2 Global	39,587	2,804,739
†Limelight Networks	67,249	128,446
†Liquidity Services	24,526	181,247
†LivePerson	51,218	387,208
†LogMeIn	19,971	1,361,223
Marchex Class B	24,554	98,953
†Marin Software	19,100	59,783
†Marketo	27,500	781,550
†Millennial Media	126,276	220,983
†Monster Worldwide	70,673	453,721
†New Relic	5,000	190,550
NIC	52,647	932,378
†OPOWER	17,700	157,707
†Q2 Holdings	15,000	370,800
†QuinStreet	29,711	164,896
†RealNetworks	13,048	53,366
Reis	5,300	120,045
†RetailMeNot	37,600	309,824
†Rocket Fuel	28,200	131,694
†SciQuest	19,745	197,450
†Shutterstock	17,852	539,844
†SPS Commerce	13,201	896,216
†Stamps.com	11,438	846,526
†TechTarget	19,997	170,374
†Textura	16,300	421,192
†Travelzoo	3,660	30,268
†TrueCar	43,900	228,719
†United Online	12,400	124,000
†Web.com Group	34,551	728,335
†WebMD Health	30,530	1,216,315
†Wix.com	18,500	322,270
†XO Group	23,301	329,243
†Xoom	24,847	618,193

		35,747,870

IT Services–2.37%
†=6D Global Technologies	13,400	38,994
†Acxiom	63,372	1,252,231
†Blackhawk Network Holdings Class A	44,300	1,877,877
†CACI International Class A	19,661	1,454,324

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Cardtronics	36,340	$1,188,318
Cass Information Systems	8,794	432,049
†Ciber	65,925	209,641
Convergys	80,722	1,865,485
CSG Systems International	26,088	803,510
†Datalink	17,567	104,875
†EPAM Systems	40,245	2,999,057
†Euronet Worldwide	42,648	3,159,790
†Everi Holdings	62,294	319,568
EVERTEC	52,800	954,096
†ExlService Holdings	26,748	987,804
Forrester Research	7,133	224,262
Hackett Group	17,491	240,501
Heartland Payment Systems	29,895	1,883,684
†Lionbridge Technologies	61,134	302,002
†Luxoft Holding	14,700	930,363
ManTech International Class A	18,817	483,597
MAXIMUS	54,264	3,231,964
†Moduslink Global Solutions	26,611	76,107
†MoneyGram International	24,587	197,188
†NeuStar Class A	44,700	1,216,287
†Perficient	27,225	420,082
†PFSweb	11,200	159,264
Science Applications International	37,500	1,507,875
†ServiceSource International	40,860	163,440
†Sykes Enterprises	31,077	792,463
†Syntel	25,328	1,147,612
TeleTech Holdings	12,260	328,445
†Unisys	45,354	539,713
†Virtusa	24,036	1,233,287

		32,725,755

Leisure Products–0.29%
Arctic Cat	12,314	273,125
†Black Diamond	20,345	127,767
Callaway Golf	60,827	507,905
Escalade	7,200	113,760
†JAKKS Pacific	12,037	102,555
Johnson Outdoors Class A	3,886	81,995
†Malibu Boats Class A	15,700	219,486
Marine Products	5,709	39,620
†Nautilus	27,600	414,000
†Performance Sports Group	41,000	550,220
†Smith & Wesson Holding	42,832	722,576
Sturm Ruger	15,014	881,172

		4,034,181

Life Sciences Tools & Services–0.57%
†Accelerate Diagnostics	19,921	322,322
†Affymetrix	60,565	517,225
†Albany Molecular Research	19,000	330,980
†Cambrex	25,246	1,001,761

LVIP SSgA Small-Cap Index Fund––13

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Fluidigm	25,845	$209,603
†Harvard Bioscience	41,800	158,004
†INC Research Holdings Class A	11,600	464,000
†Luminex	33,807	571,676
†NanoString Technologies	12,600	201,600
†NeoGenomics	46,200	264,726
†Pacific Biosciences of California	49,998	182,993
†PAREXEL International	45,359	2,808,629
†PRA Health Sciences	15,500	601,865
†Sequenom	103,956	181,923

		7,817,307

Machinery–2.46%
†Accuride	28,827	79,851
Actuant Class A	47,714	877,460
Alamo Group	8,635	403,686
Albany International	22,383	640,378
Altra Industrial Motion	20,278	468,827
American Railcar Industries	8,946	323,487
Astec Industries	17,347	581,298
Barnes Group	44,639	1,609,236
†Blount International	34,649	192,995
Briggs & Stratton	35,314	681,913
†Chart Industries	23,874	458,620
CIRCOR International	13,527	542,703
CLARCOR	41,160	1,962,509
Columbus McKinnon	14,708	267,097
†Commercial Vehicle Group	25,826	104,079
Douglas Dynamics	16,949	336,607
EnPro Industries	18,209	713,247
ESCO Technologies	20,738	744,494
†ExOne	9,291	62,343
Federal Signal	49,007	671,886
Foster (L.B.) Class A	9,988	122,653
FreightCar America	10,041	172,304
Global Brass & Copper Holdings	20,600	422,506
Gorman-Rupp	17,282	414,250
Graham	7,462	131,704
Greenbrier Companies	21,047	675,819
Harsco	63,500	575,945
Hillenbrand	51,036	1,327,446
Hurco Companies	5,769	151,379
Hyster-Yale Materials Handling	7,266	420,193
John Bean Technologies	23,292	890,919
Kadant	8,297	323,666
Lindsay	9,307	630,922
†Lydall	14,802	421,709
†Meritor	78,512	834,583
†Milacron Holdings	13,900	243,945
Miller Industries	11,629	227,231
Mueller Industries	46,240	1,367,779
Mueller Water Products Class A	129,827	994,475

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Navistar International	40,100	$510,072
NN	20,456	378,436
Omega Flex	1,789	59,753
†Proto Labs	18,843	1,262,481
†RBC Bearings	18,918	1,129,972
†Rexnord	82,964	1,408,729
Standex International	10,154	765,104
Sun Hydraulics	20,628	566,651
Tennant	14,681	824,779
Titan International	37,010	244,636
†TriMas	35,725	584,104
Twin Disc	5,164	64,085
†Wabash National	53,040	561,694
Watts Water Technologies Class A	22,828	1,205,775
Woodward	53,558	2,179,811
†Xerium Technologies	11,200	145,376

		33,963,602

Marine–0.17%
†Eagle Bulk Shipping	23,900	141,727
Golden Ocean Group	60,883	149,772
Matson	35,200	1,354,848
Navios Maritime Holdings	88,500	220,365
Safe Bulkers	28,200	77,832
†Scorpio Bulkers	293,900	429,094

		2,373,638

Media–1.51%
AMC Entertainment Holdings	19,400	488,686
†Carmike Cinemas	22,935	460,764
†Central European Media Enterprises Class A	49,011	105,864
†Crown Media Holdings Class A	31,925	170,799
†Cumulus Media Class A	138,424	97,423
†Daily Journal	1,150	214,130
†DreamWorks Animation SKG Class A	61,500	1,073,175
†Entercom Communications Class A	25,921	263,357
Entravision Communications Class A	61,630	409,223
†Eros International	22,400	609,056
†Global Eagle Entertainment	35,400	406,392
†Gray Television	56,600	722,216
Harte-Hanks	46,142	162,881
†Hemisphere Media Group	9,200	125,120
†IMAX	49,200	1,662,468
Journal Media Group	14,557	109,177
†Loral Space & Communications	11,961	563,124
†Martha Stewart Living Omnimedia Class A	19,596	116,792
MDC Partners Class A	33,835	623,579
†Media General	76,300	1,067,437
Meredith	29,834	1,270,332
National CineMedia	55,429	743,857

LVIP SSgA Small-Cap Index Fund––14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
New Media Investment Group	34,400	$531,824
New York Times Class A	111,511	1,316,945
Nexstar Broadcasting Group Class A	25,256	1,195,872
†Reading International Class A	17,940	227,300
†Rentrak	9,753	527,345
Saga Communications Class A	2,612	87,789
Scholastic	21,391	833,393
Scripps (E.W.) Class A	46,566	822,821
†SFX Entertainment	32,000	16,317
Sinclair Broadcast Group Class A	53,832	1,363,026
†Sizmek	15,184	90,952
Time	89,300	1,701,165
†Townsquare Media	9,400	91,838
Tribune Publishing	23,200	181,888
World Wrestling Entertainment Class A	22,907	387,128

		20,841,455

Metals & Mining–0.77%
†AK Steel Holding	163,356	393,688
Carpenter Technology	41,000	1,220,570
†Century Aluminum	48,287	222,120
Cliffs Natural Resources	138,100	336,964
†Coeur Mining	100,286	282,807
Commercial Metals	94,000	1,273,700
Globe Specialty Metals	51,633	626,308
†Handy & Harman	2,948	70,693
Haynes International	11,781	445,793
Hecla Mining	290,200	571,694
†Horsehead Holding	51,630	156,955
Kaiser Aluminum	13,822	1,109,215
Materion	15,484	464,830
Olympic Steel	5,606	55,780
†Real Industry	21,300	187,866
†Ryerson Holding	13,725	72,056
Schnitzer Steel Industries Class A	25,201	341,222
†Stillwater Mining	96,715	999,066
SunCoke Energy	50,547	393,256
TimkenSteel	36,300	367,356
Worthington Industries	38,508	1,019,692

		10,611,631

Multiline Retail–0.44%
Big Lots	44,100	2,113,272
†Burlington Stores	62,100	3,169,584
Fred’s Class A	34,477	408,552
†Ollie’s Bargain Outlet Holdings	10,400	168,168
†Tuesday Morning	44,883	242,817

		6,102,393

Multi-Utilities–0.38%
Avista	50,626	1,683,315
Black Hills	36,343	1,502,420

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
NorthWestern	38,506	$2,072,778

		5,258,513

Oil, Gas & Consumable Fuels–1.98%
†Abraxas Petroleum	71,212	91,151
Adams Resources & Energy	1,206	49,446
Alon USA Energy	23,992	433,535
†Approach Resources	31,346	58,617
Ardmore Shipping	13,100	158,248
†Bill Barrett	47,490	156,717
†Bonanza Creek Energy	45,068	183,427
†Callon Petroleum	49,916	363,888
†Carrizo Oil & Gas	41,889	1,279,290
†Clayton Williams Energy	4,848	188,151
†Clean Energy Fuels	51,595	232,177
†Cloud Peak Energy	58,217	153,111
†Contango Oil & Gas	14,481	110,056
Delek U.S. Holdings	46,588	1,290,488
DHT Holdings	71,800	532,756
†Dorian LPG	22,000	226,820
†Eclipse Resources	51,400	100,230
†Energy Fuels	36,800	107,088
Energy XXI Bermuda	91,357	95,925
Evolution Petroleum	10,647	59,091
EXCO Resources	109,950	82,463
†Frontline	110,883	298,275
GasLog	38,607	371,399
†Gastar Exploration	48,116	55,333
Gener8 Maritime	16,900	185,055
Green Plains	29,843	580,745
†Halcon Resources	325,998	172,779
Hallador Energy	10,532	73,197
†Isramco	651	64,670
†Jones Energy Class A	30,600	146,574
†Magnum Hunter Resources	187,451	63,733
†Matador Resources	59,195	1,227,704
Navios Maritime Acquisition	80,800	284,416
Nordic American Tankers	71,798	1,091,330
†Northern Oil & Gas	58,437	258,292
†Oasis Petroleum	112,600	977,368
†Pacific Ethanol	25,000	162,250
Panhandle Oil & Gas Class A	12,494	201,903
†Par Petroleum	14,000	291,620
†Parsley Energy Class A	78,000	1,175,460
†PDC Energy	32,750	1,736,077
†Peabody Energy	250,300	345,414
†Penn Virginia	53,079	28,132
†Renewable Energy Group	43,764	362,366
†Rex American Resources	6,750	341,685
†Rex Energy	38,927	80,579
†Ring Energy	19,287	190,363
†RSP Permian	50,000	1,012,500

LVIP SSgA Small-Cap Index Fund––15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Sanchez Energy	47,038	$289,284
†Sandridge Energy	383,800	103,626
Scorpio Tankers	145,009	1,329,733
SemGroup Class A	35,905	1,552,532
Ship Finance International	47,142	766,057
†Solazyme	55,040	143,104
†Stone Energy	51,071	253,312
†Synergy Resources	82,213	805,687
Teekay Tankers Class A	76,841	530,203
†Transatlantic Petroleum	16,400	41,656
†Triangle Petroleum	56,696	80,508
†Ultra Petroleum	122,500	782,775
†Uranium Energy	107,200	107,200
W&T Offshore	25,736	77,208
Western Refining	58,341	2,574,005
†Westmoreland Coal	14,557	205,108

		27,373,892

Paper & Forest Products–0.53%
†Boise Cascade	31,746	800,634
†Clearwater Paper	15,251	720,457
Deltic Timber	8,455	505,694
Glatfelter (PH)	39,017	671,873
KapStone Paper & Packaging	69,164	1,141,898
†Louisiana-Pacific	116,478	1,658,647
Neenah Paper	13,095	763,177
Schweitzer-Mauduit International	24,267	834,299
Wausau Paper	36,529	233,786

		7,330,465

Personal Products–0.17%
†Elizabeth Arden	22,300	260,687
Inter Parfums	16,393	406,710
†Medifast	10,787	289,739
Natural Health Trends	6,900	225,492
Nature’s Sunshine Products	8,440	101,111
†Nutraceutical International	6,886	162,578
†Revlon Class A	10,254	301,980
†Synutra International	13,658	64,875
†USANA Health Sciences	4,439	594,959

		2,408,131

Pharmaceuticals–1.73%
†Aerie Pharmaceuticals	19,100	338,834
†Agile Therapeutics	12,200	82,228
†Alimera Sciences	21,000	46,410
†Amphastar Pharmaceuticals	28,400	331,996
†ANI Pharmaceuticals	6,700	264,717
†Aratana Therapeutics	24,400	206,424
†Assembly Biosciences	12,200	116,632
†BioDelivery Sciences International	33,609	186,866
†Carbylan Therapeutics	15,100	53,907
†Catalent	68,400	1,662,120

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Cempra	25,496	$709,809
†Collegium Pharmaceutical	7,600	168,036
†Corcept Therapeutics	53,911	202,705
†Corium International	10,100	94,435
†Depomed	48,657	917,184
†Dermira	13,200	308,088
†Durect	96,800	188,760
†Endocyte	37,299	170,829
†Flex Pharma	6,800	81,668
Foamix Pharmaceuticals	19,400	142,202
†Heska	5,300	161,544
†IGI Laboratories	32,500	212,550
†Impax Laboratories	58,902	2,073,939
†Intersect ENT	15,500	362,700
†Intra-Cellular Therapies	16,600	664,664
†Lannett	21,480	891,850
†Medicines	54,233	2,058,685
†Nektar Therapeutics	106,488	1,167,108
†Ocular Therapeutix	13,100	184,186
†Omeros	34,166	374,459
†Pacira Pharmaceuticals	29,675	1,219,643
Paratek Pharmaceuticals	10,600	201,400
†Pernix Therapeutics Holdings	46,262	146,188
Phibro Animal Health Class A	13,500	427,005
†POZEN	19,789	115,469
†Prestige Brands Holdings	42,755	1,930,816
†Relypsa	25,400	470,154
†Revance Therapeutics	13,900	413,664
†Sagent Pharmaceuticals	20,475	313,882
†SciClone Pharmaceuticals	46,674	323,918
†Sucampo Pharmaceuticals Class A	19,310	383,690
†Supernus Pharmaceuticals	29,385	412,272
†Tetraphase Pharmaceuticals	34,800	259,608
†TherapeuticsMD	110,700	648,702
Theravance	66,500	477,470
†Theravance Biopharma	22,800	250,572
†VIVUS	69,061	113,260
†XenoPort	48,601	168,645
†Zogenix	17,946	242,271
†ZS Pharma	14,400	945,504

		23,889,668

Professional Services–1.37%
Acacia Research	47,376	430,174
†Advisory Board	34,624	1,576,777
Barrett Business Services	4,832	207,438
†CBIZ	37,246	365,756
CDI	13,679	116,955
CEB.	27,402	1,872,653
†CRA International	9,451	203,953
Exponent	20,830	928,185
†Franklin Covey	8,762	140,718

LVIP SSgA Small-Cap Index Fund––16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†FTI Consulting	33,806	$1,403,287
†GP Strategies	11,700	266,994
Heidrick & Struggles International	17,364	337,730
†Hill International	25,600	83,968
†Huron Consulting Group	18,778	1,174,188
†ICF International	15,051	457,400
Insperity	15,201	667,780
Kelly Services Class A	26,077	368,729
Kforce	21,938	576,531
Korn/Ferry International	40,945	1,354,051
†Mistras Group	14,147	181,789
†Navigant Consulting	37,836	601,971
†On Assignment	42,082	1,552,826
†Pendrell	141,559	101,922
Resources Connection	29,009	437,166
†RPX	48,774	669,179
†TriNet Group	37,400	628,320
†TrueBlue	33,487	752,453
†Volt Information Sciences	3,000	27,300
VSE	3,983	159,599
†WageWorks	29,030	1,308,672

		18,954,464

Real Estate Investment Trusts–9.02%
Acadia Realty Trust	56,015	1,684,371
AG Mortgage Investment Trust	26,784	407,652
Agree Realty	16,466	491,510
Alexander’s	1,676	626,824
Altisource Residential	45,300	630,576
American Assets Trust	29,973	1,224,697
American Capital Mortgage Investment	39,711	585,340
American Residential Properties	30,200	521,554
Anworth Mortgage Asset	93,031	459,573
Apollo Commercial Real Estate Finance	46,395	728,865
Apollo Residential Mortgage	30,381	384,623
Ares Commercial Real Estate	19,289	231,275
Armada Hoffler Properties	22,500	219,825
Armour Residential REIT	34,953	700,458
Ashford Hospitality Prime	20,254	284,164
Ashford Hospitality Trust	72,698	443,458
Bluerock Residential Growth REIT	16,000	191,680
Campus Crest Communities	61,176	325,456
Capstead Mortgage	76,308	754,686
CareTrust REIT	42,481	482,159
CatchMark Timber Trust	35,100	360,828
Cedar Realty Trust	73,061	453,709
Chambers Street Properties	191,900	1,245,431
Chatham Lodging Trust	30,031	645,066
Chesapeake Lodging Trust	48,415	1,261,695
Colony Financial	91,379	1,787,373

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
CorEnergy Infrastructure Trust	50,600	$223,652
Coresite Realty	19,568	1,006,578
Cousins Properties	176,446	1,626,832
CubeSmart	137,086	3,730,110
CyrusOne	54,106	1,767,102
CYS Investments	126,967	921,780
DCT Industrial Trust	72,865	2,452,636
DiamondRock Hospitality	163,974	1,811,913
DuPont Fabros Technology	51,245	1,326,221
Dynex Capital	45,630	299,333
Easterly Government Properties	12,100	192,995
EastGroup Properties	26,169	1,417,836
Education Realty Trust	38,986	1,284,589
EPR Properties	46,940	2,420,696
Equity One	59,605	1,450,786
FelCor Lodging Trust	114,866	812,103
First Industrial Realty Trust	90,306	1,891,911
First Potomac Realty Trust	45,418	499,598
Franklin Street Properties	71,404	767,593
GEO Group	60,984	1,813,664
Getty Realty	21,100	333,380
Gladstone Commercial	19,805	279,449
Government Properties Income Trust	56,303	900,848
Gramercy Property Trust	46,027	955,981
Great Ajax	5,700	70,509
Hannon Armstrong Sustainable
Infrastructure Capital	24,800	427,056
Hatteras Financial	78,300	1,186,245
Healthcare Realty Trust	81,992	2,037,501
Hersha Hospitality Trust	39,441	893,733
Highwoods Properties	77,306	2,995,607
Hudson Pacific Properties	60,751	1,749,021
Independence Realty Trust	22,556	162,631
†InfraREIT	19,700	466,496
Inland Real Estate	79,596	644,728
Invesco Mortgage Capital	99,861	1,222,299
Investors Real Estate Trust	96,562	747,390
†iStar Financial	68,270	858,837
Kite Realty Group Trust	68,054	1,620,366
Ladder Capital Class A	35,800	512,656
LaSalle Hotel Properties	92,911	2,637,743
Lexington Realty Trust	166,486	1,348,537
LTC Properties	28,673	1,223,477
Mack-Cali Realty	72,300	1,365,024
Medical Properties Trust	189,772	2,098,878
Monmouth Real Estate Investment	55,689	542,968
Monogram Residential Trust	134,800	1,254,988
National Health Investors	30,634	1,761,149
National Storage Affiliates Trust	19,800	268,290
New Residential Investment	189,300	2,479,830
New Senior Investment Group	68,900	720,694
New York Mortgage Trust	97,532	535,451

LVIP SSgA Small-Cap Index Fund––17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
New York REIT	131,500	$1,322,890
Nexpoint Residential Trust	16,300	217,768
One Liberty Properties	10,738	229,042
Orchid Island Capital	15,600	144,300
Parkway Properties	68,110	1,059,792
Pebblebrook Hotel Trust	58,910	2,088,359
Pennsylvania Real Estate Investment Trust	55,699	1,104,511
PennyMac Mortgage Investment Trust	59,721	923,884
Physicians Realty Trust	55,500	837,495
Potlatch	32,792	944,082
Preferred Apartment Communities	18,800	204,544
PS Business Parks	15,762	1,251,188
QTS Realty Trust	22,400	978,656
RAIT Financial Trust	70,832	351,327
Ramco-Gershenson Properties Trust	63,505	953,210
Redwood Trust	67,646	936,221
Resource Capital	30,082	336,019
Retail Opportunity Investments	80,567	1,332,578
Rexford Industrial Realty	43,300	597,107
RLJ Lodging Trust	108,761	2,748,390
Rouse Properties	34,360	535,329
Ryman Hospitality Properties	35,503	1,747,813
Sabra Health Care REIT	52,655	1,220,543
Saul Centers	9,166	474,341
Select Income REIT	50,163	953,599
Silver Bay Realty Trust	31,852	509,951
Sovran Self Storage	29,188	2,752,428
STAG Industrial	52,134	949,360
Starwood Waypoint Residential Trust	30,200	719,666
STORE Capital	28,300	584,678
†Strategic Hotels & Resorts	226,653	3,125,545
Summit Hotel Properties	69,673	813,084
Sun Communities	38,239	2,591,075
Sunstone Hotel Investors	171,174	2,264,632
Terreno Realty	33,714	662,143
UMH Properties	17,967	167,093
United Development Funding IV	27,300	480,480
Universal Health Realty Income Trust	11,273	529,155
Urban Edge Properties	72,200	1,558,798
Urstadt Biddle Properties Class A	25,117	470,693
Washington Real Estate Investment Trust	55,275	1,378,006
Western Asset Mortgage Capital	39,084	492,849
Whitestone REIT	21,971	253,326
Xenia Hotels & Resorts	91,100	1,590,606

		124,539,094

Real Estate Management & Development–0.44%
Alexander & Baldwin	39,600	1,359,468
†Altisource Asset Management	1,000	23,950
†Altisource Portfolio Solutions	9,600	228,864

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†AV Homes	8,780	$118,706
Consolidated-Tomoka Land	4,399	219,070
†Forestar Group	32,877	432,333
†FRP Holdings	5,972	179,996
Kennedy-Wilson Holdings	75,753	1,679,444
†Marcus & Millichap	12,200	561,078
RE/MAX Holdings	9,300	334,614
†St. Joe	35,668	682,329
†Tejon Ranch	9,765	212,975

		6,032,827

Road & Rail–0.68%
ArcBest	23,542	606,677
Celadon Group	20,646	330,749
Con-way	47,000	2,230,150
†Covenant Transportation Group Class A	10,200	183,294
Heartland Express	39,809	793,791
Knight Transportation	50,782	1,218,768
Marten Transport	17,978	290,704
†P.A.M. Transportation Services	2,100	69,405
†Roadrunner Transportation Systems	25,803	474,775
†Saia	19,863	614,760
†Swift Transportation	71,468	1,073,449
Universal Truckload Services	6,097	94,930
†USA Truck	11,400	196,422
Werner Enterprises	35,656	894,966
†YRC Worldwide	25,000	331,500

		9,404,340

Semiconductors & Semiconductor Equipment–3.07%
†Advanced Energy Industries	32,579	856,828
†Advanced Micro Devices	510,400	877,888
†Alpha & Omega Semiconductor	19,771	154,016
†Ambarella	25,592	1,478,962
†Amkor Technology	88,465	397,208
†Applied Micro Circuits	73,890	392,356
†Axcelis Technologies	93,334	249,202
Brooks Automation	61,390	718,877
†Cabot Microelectronics	19,771	765,929
†Cascade Microtech	9,200	130,088
†Cavium	45,573	2,796,815
†CEVA	19,023	353,257
†Cirrus Logic	51,588	1,625,538
Cohu	21,843	215,372
†Diodes	33,065	706,599
†DSP Group	17,252	157,166
†Entegris	114,150	1,505,639
†Exar	41,984	249,805
†Fairchild Semiconductor International	94,400	1,325,376
†FormFactor	48,314	327,569
†Inphi	30,394	730,672

LVIP SSgA Small-Cap Index Fund––18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Integrated Device Technology	121,719	$2,470,896
Integrated Silicon Solution	24,548	527,537
Intersil Class A	106,395	1,244,821
IXYS	23,122	258,042
†Kopin	64,942	203,918
†Lattice Semiconductor	108,126	416,285
†M/A-COM Technology Solutions Holdings	21,307	617,690
†Mattson Technology	64,100	149,353
†MaxLinear Class A	39,272	488,544
†Microsemi	78,114	2,563,701
MKS Instruments	43,324	1,452,654
Monolithic Power Systems	32,153	1,646,234
†Nanometrics	22,922	278,273
†NeoPhotonics	24,000	163,440
NVE	4,618	224,158
†OmniVision Technologies	46,966	1,233,327
†PDF Solutions	25,878	258,780
Pericom Semiconductor	20,862	380,731
†Photronics	50,660	458,980
†PMC - Sierra	139,600	945,092
Power Integrations	23,656	997,574
†Rambus	93,586	1,104,315
†Rudolph Technologies	28,138	350,318
†Semtech	53,184	803,078
†Sigma Designs	31,300	215,657
†Silicon Laboratories	34,800	1,445,592
†Synaptics	30,152	2,486,334
Tessera Technologies	42,735	1,385,041
†Ultra Clean Holdings	28,866	165,691
†Ultratech	26,455	423,809
†Veeco Instruments	32,107	658,515
†Xcerra	43,741	274,693

		42,308,235

Software–4.41%
†A10 Networks	36,800	220,432
†ACI Worldwide	95,551	2,018,037
American Software Class A	25,261	237,959
†Aspen Technology	70,175	2,660,334
†AVG Technologies	32,596	708,963
†Barracuda Networks	7,500	116,850
Blackbaud	38,433	2,156,860
†Bottomline Technologies	32,671	817,102
†BroadSoft	22,914	686,503
†Callidus Software	43,457	738,334
†CommVault Systems	36,702	1,246,400
†Digimarc	6,058	185,072
†Digital Turbine	56,000	101,360
Ebix	21,078	526,107
†Ellie Mae	23,992	1,597,147
†EnerNOC	20,785	164,201

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Epiq Systems	29,359	$379,318
†ePlus	4,979	393,690
Fair Isaac	25,439	2,149,595
†Fleetmatics Group	31,039	1,523,704
†Gigamon	21,200	424,212
†Globant	13,600	416,024
†Glu Mobile	91,532	399,995
†Guidance Software	24,949	150,193
†Guidewire Software	57,778	3,037,967
†HubSpot	14,700	681,639
†Imperva	21,561	1,411,814
†Infoblox	45,192	722,168
†Interactive Intelligence Group	15,520	461,099
†Jive Software	42,555	198,732
†Manhattan Associates	60,880	3,792,824
Mentor Graphics	81,890	2,016,951
†MicroStrategy	7,584	1,490,028
†MobileIron	45,700	141,670
†Model N	13,800	138,138
Monotype Imaging Holdings	31,731	692,370
†Park City Group	12,800	135,296
†Paycom Software	25,300	908,523
†Paylocity Holding	11,800	353,882
Pegasystems	28,002	689,129
†Progress Software	40,800	1,053,864
†Proofpoint	32,220	1,943,510
†PROS Holdings	22,037	487,899
QAD Class A	7,073	181,069
†Qlik Technologies	75,180	2,740,311
†Qualys	19,525	555,681
†Rapid7	4,000	91,000
†RealPage	41,311	686,589
†RingCentral Class A	42,200	765,930
†Rovi	69,700	731,153
†Rubicon Project	22,700	329,831
Sapiens International	23,890	275,213
†Seachange International	33,079	208,398
†Silver Spring Networks	34,500	444,360
†Synchronoss Technologies	31,344	1,028,083
†Take-Two Interactive Software	69,241	1,989,294
†Tangoe	33,351	240,127
†TeleCommunication Systems Class A	50,000	172,000
†Telenav	25,300	197,593
†TiVo	76,899	665,945
†Tubemogul	14,700	154,644
†Tyler Technologies	27,736	4,141,262
†Varonis Systems	9,600	149,568
†VASCO Data Security International	22,059	375,885
†Verint Systems	50,370	2,173,465
†VirnetX Holding	29,605	105,394
†Workiva	9,100	138,229
†Xura	21,641	484,326

LVIP SSgA Small-Cap Index Fund––19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Yodlee	18,900	$304,857
†Zendesk	43,100	849,501
†Zix	58,574	246,597

		60,802,200

Specialty Retail–3.03%
Abercrombie & Fitch	56,200	1,190,878
American Eagle Outfitters	160,600	2,510,178
†America’s Car-Mart	8,285	274,151
†Asbury Automotive Group	22,244	1,805,101
†Ascena Retail Group	139,949	1,946,691
Barnes & Noble	46,272	560,354
†Barnes & Noble Education	29,243	371,679
bebe stores	22,415	21,070
Big 5 Sporting Goods	14,893	154,589
†Boot Barn Holdings	11,100	204,573
Buckle	22,708	839,515
†Build-A-Bear Workshop	10,800	204,012
Caleres	35,325	1,078,472
Cato Class A	20,882	710,614
Chico’s FAS	117,000	1,840,410
Children’s Place	16,601	957,380
†Christopher & Banks	36,900	40,959
Citi Trends	13,276	310,393
†Conn’s	21,602	519,312
†Container Store Group	15,800	222,464
†Destination XL Group	25,722	149,445
†Express	68,575	1,225,435
Finish Line Class A	37,008	714,254
†Five Below	44,318	1,488,198
†Francesca’s Holdings	39,462	482,620
†Genesco	19,432	1,108,984
Group 1 Automotive	19,035	1,620,830
Guess	49,900	1,065,864
Haverty Furniture	15,414	361,921
†Hibbett Sports	19,683	689,102
Kirkland’s	12,675	273,019
Lithia Motors Class A	18,637	2,014,846
†Lumber Liquidators Holdings	25,016	328,710
†MarineMax	23,340	329,794
†Mattress Firm Holding	16,519	689,833
Men’s Wearhouse	38,942	1,655,814
Monro Muffler Brake	25,949	1,752,855
Outerwall	14,744	839,376
†Party City Holdco	22,400	357,728
†Pep Boys-Manny Moe & Jack	41,764	509,103
Pier 1 Imports	70,825	488,693
Rent-A-Center	42,810	1,038,143
†Restoration Hardware Holdings	27,467	2,562,946
†Select Comfort	42,011	919,201
Shoe Carnival	12,521	298,000
Sonic Automotive Class A	29,731	607,107

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Sportsman’s Warehouse Holdings	13,600	$167,552
Stage Stores	29,395	289,247
Stein Mart	24,246	234,701
†Systemax	5,558	41,629
†Tile Shop Holdings	27,200	325,856
†Tilly’s Class A	5,063	37,264
†Vitamin Shoppe	23,707	773,796
†West Marine	15,708	137,916
Winmark	1,509	155,306
†Zumiez	16,623	259,817

		41,757,700

Technology Hardware, Storage & Peripherals–0.65%
†Avid Technology	28,700	228,452
†Cray	32,269	639,249
Diebold	52,800	1,571,856
†Dot Hill Systems	46,600	453,418
†Eastman Kodak	17,100	267,102
†Electronics For Imaging	38,267	1,656,196
†Imation	16,300	34,719
†Immersion	20,327	228,272
†Nimble Storage	40,800	984,096
†QLogic	69,141	708,695
†Quantum	200,628	139,898
†Silicon Graphics International	24,767	97,334
†Stratasys	41,200	1,091,388
†Super Micro Computer	29,215	796,401
†Violin Memory	58,000	80,040

		8,977,116

Textiles, Apparel & Luxury Goods–0.97%
†Cherokee	7,200	111,744
Columbia Sportswear	23,320	1,370,983
†Crocs	61,500	794,887
Culp	7,541	241,840
†Deckers Outdoor	26,600	1,544,396
†G-III Apparel Group	32,696	2,016,035
†Iconix Brand Group	37,051	500,930
†Madden (Steven)	45,934	1,682,103
Movado Group	14,680	379,184
Oxford Industries	11,776	870,011
†Perry Ellis International	10,714	235,279
†Sequential Brands Group	20,200	292,294
Superior Uniform Group	4,900	87,857
†Tumi Holdings	44,846	790,187
†Unifi	12,374	368,869
†Vera Bradley	16,479	207,800
†Vince Holding	19,100	65,513
Wolverine World Wide	84,608	1,830,917

		13,390,829

Thrifts & Mortgage Finance–2.08%
†Anchor BanCorp Wisconsin	7,300	310,907

LVIP SSgA Small-Cap Index Fund––20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Astoria Financial	72,653	$1,169,713
Bank Mutual	42,625	327,360
BankFinancial	13,649	169,657
†BBX Capital Class A	4,108	66,139
†Bear State Financial	5,940	52,866
†Beneficial Bancorp	65,456	867,947
†BofI Holding	12,440	1,602,645
Brookline Bancorp	54,419	551,809
Capitol Federal Financial	114,100	1,382,892
Charter Financial	14,593	185,039
Clifton Bancorp	25,562	354,801
Dime Community Bancshares	23,751	401,392
†Essent Group	44,900	1,115,765
EverBank Financial	78,765	1,520,165
Federal Agricultural Mortgage Class C	8,874	230,103
First Defiance Financial	6,643	242,868
†Flagstar Bancorp	15,100	310,456
Fox Chase Bancorp	11,413	198,130
Hingham Institution for Savings	900	104,427
†HomeStreet	16,629	384,130
†Impac Mortgage Holdings	8,000	130,800
Kearny Financial	74,017	848,975
†Lendingtree	4,505	419,100
Meridian Bancorp	49,454	676,036
Meta Financial Group	5,400	225,558
†MGIC Investment	279,350	2,586,781
†Nationstar Mortgage Holdings	35,400	490,998
†NMI Holdings Class A	48,500	368,600
Northfield Bancorp	36,656	557,538
Northwest Bancshares	81,666	1,061,658
OceanFirst Financial	10,876	187,285
†Ocwen Financial	84,300	565,653
Oritani Financial	34,211	534,376
†PennyMac Financial Services Class A	13,400	214,400
Provident Financial Services	52,731	1,028,255
Radian Group	157,354	2,503,502
†Stonegate Mortgage	9,300	66,123
Territorial Bancorp	6,742	175,562
TrustCo Bank	88,003	513,938
United Community Financial	45,200	226,000
United Financial Bancorp	38,254	499,215
†Walker & Dunlop	20,463	533,675
Washington Federal	77,400	1,760,850
Waterstone Financial	19,664	265,071
WSFS Financial	24,891	717,110

		28,706,270

Tobacco–0.18%
Universal	18,042	894,342
Vector Group	69,821	1,578,648

		2,472,990

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.63%
Aircastle	50,244	$1,035,529
Applied Industrial Technologies	32,530	1,241,019
†Beacon Roofing Supply	40,290	1,309,022
†CAI International	13,507	136,151
†DXP Enterprises	12,112	330,415
H&E Equipment Services	28,781	481,218
Kaman Class A	21,752	779,809
†Lawson Products	3,800	82,270
†MRC Global	83,000	925,450
†Neff Class A	6,900	38,571
†Rush Enterprises Class A	27,619	668,380
†Stock Building Supply Holdings	14,700	258,867
†TAL International Group	25,486	348,394
Textainer Group Holdings	20,220	333,428
†Titan Machinery	14,270	163,820
†Univar	16,600	301,290
†Veritiv	7,100	264,404

		8,698,037

Transportation Infrastructure–0.04%
†Wesco Aircraft Holdings	48,620	593,164

		593,164

Water Utilities–0.28%
American States Water	30,554	1,264,936
Artesian Resources Class A	7,219	174,267
California Water Service Group	38,042	841,489
Connecticut Water Service	9,225	336,897
Consolidated Water	18,500	214,600
Middlesex Water	13,731	327,347
SJW	14,815	455,561
York Water	10,937	229,896

		3,844,993

Wireless Telecommunication Services–0.12%
†Boingo Wireless	37,197	307,991
=Leap Wireless International	38,182	96,219
†NTELOS Holdings	18,057	163,055
Shenandoah Telecommunications	19,225	823,022
Spok Holdings	19,077	314,007

		1,704,294

Total Common Stock (Cost $1,203,583,127)		1,354,349,143

RIGHTS–0.00%
†=Forest Laboratories	3,000	0
†=Furiex Pharmaceuticals	5,671	46,219
†=Trius Therapeutics	28,563	0

Total Rights (Cost $0)		46,219

LVIP SSgA Small-Cap Index Fund––21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

WARRANTS–0.00%
†@Greenhunter Energy, exercise price $27.50, expiration date 12/31/15	90	$0
†@Magnum Hunter Resources, exercise price $8.50, expiration date 4/15/16	11,015	0
†Tejon Ranch, exercise price $40.00, expiration date 8/31/16	1,546	247

Total Warrants (Cost $9,275)		247

MONEY MARKET FUND–1.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	26,060,257	26,060,257

Total Money Market Fund (Cost $26,060,257)		26,060,257

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.20%
≠¥U.S. Treasury Obligations–0.20%
U.S. Treasury Bill
0.01% 10/1/15	376,000	$376,000
0.049% 12/17/15	2,400,000	2,400,096

		2,776,096

Total Short-Term Investments (Cost $2,775,753)		2,776,096

TOTAL VALUE OF SECURITIES–100.23% (Cost $1,232,428,412)	1,383,231,962
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(3,220,930)

NET ASSETS APPLICABLE TO 57,416,679 SHARES OUTSTANDING–100.00%	$1,380,011,032

†	Non-income producing for the period.

«	Includes $1,960,255 cash pledged as collateral for futures contracts as of September 30, 2015.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $5,934,370, which represents 0.43% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $193,240, which represents 0.01% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at September 30, 2015:

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
236 E-mini Russell 2000 Index	$27,410,979	$25,863,240	12/21/15	$(1,547,739)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

LVIP SSgA Small-Cap Index Fund—22

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$19,450,394	$—	$—	$19,450,394
Air Freight & Logistics	5,663,703	—	—	5,663,703
Airlines	4,937,986	—	—	4,937,986
Auto Components	15,557,741	—	—	15,557,741
Automobiles	487,808	—	—	487,808
Banks	124,456,289	—	—	124,456,289
Beverages	2,694,483	—	—	2,694,483
Biotechnology	83,929,061	—	11,808	83,940,869
Building Products	12,225,825	—	—	12,225,825
Capital Markets	18,084,859	—	—	18,084,859
Chemicals	23,397,517	—	—	23,397,517
Commercial Services & Supplies	28,593,588	—	—	28,593,588
Communications Equipment	22,039,676	—	—	22,039,676
Construction & Engineering	10,487,796	—	—	10,487,796
Construction Materials	2,165,310	—	—	2,165,310
Consumer Finance	6,587,249	—	—	6,587,249
Containers & Packaging	4,294,798	—	—	4,294,798
Distributors	4,162,910	—	—	4,162,910
Diversified Consumer Services	15,829,941	—	—	15,829,941
Diversified Financial Services	5,094,046	—	—	5,094,046
Diversified Telecommunication Services	10,079,501	—	—	10,079,501
Electric Utilities	18,479,598	—	—	18,479,598
Electrical Equipment	9,107,112	—	—	9,107,112
Electronic Equipment, Instruments & Components	34,846,858	—	—	34,846,858
Energy Equipment & Services	12,686,752	—	—	12,686,752
Food & Staples Retailing	12,080,443	—	—	12,080,443
Food Products	22,995,945	—	—	22,995,945
Gas Utilities	16,270,915	—	—	16,270,915
Health Care Equipment & Supplies	49,922,667	—	—	49,922,667
Health Care Providers & Services	38,216,077	—	—	38,216,077
Health Care Technology	7,156,928	—	—	7,156,928
Hotels, Restaurants & Leisure	47,154,713	—	—	47,154,713
Household Durables	18,078,781	—	—	18,078,781
Household Products	2,605,703	—	—	2,605,703
Independent Power & Renewable Electricity Producers	6,935,020	—	—	6,935,020
Industrial Conglomerates	575,469	—	—	575,469
Insurance	34,934,519	—	—	34,934,519
Internet & Catalog Retail	9,404,300	—	—	9,404,300
Internet Software & Services	35,747,870	—	—	35,747,870
IT Services	32,686,761	—	38,994	32,725,755
Leisure Products	4,034,181	—	—	4,034,181
Life Sciences Tools & Services	7,817,307	—	—	7,817,307
Machinery	33,963,602	—	—	33,963,602
Marine	2,373,638	—	—	2,373,638
Media	20,841,455	—	—	20,841,455
Metals & Mining	10,611,631	—	—	10,611,631
Multiline Retail	6,102,393	—	—	6,102,393
Multi-Utilities	5,258,513	—	—	5,258,513
Oil, Gas & Consumable Fuels	27,373,892	—	—	27,373,892
Paper & Forest Products	7,330,465	—	—	7,330,465
Personal Products	2,408,131	—	—	2,408,131
Pharmaceuticals	23,889,668	—	—	23,889,668
Professional Services	18,954,464	—	—	18,954,464
Real Estate Investment Trusts	124,539,094	—	—	124,539,094

LVIP SSgA Small-Cap Index Fund––23

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$6,032,827	$—	$—	$6,032,827
Road & Rail	9,404,340	—	—	9,404,340
Semiconductors & Semiconductor Equipment	42,308,235	—	—	42,308,235
Software	60,802,200	—	—	60,802,200
Specialty Retail	41,757,700	—	—	41,757,700
Technology Hardware, Storage & Peripherals	8,977,116	—	—	8,977,116
Textiles, Apparel & Luxury Goods	13,390,829	—	—	13,390,829
Thrifts & Mortgage Finance	28,706,270	—	—	28,706,270
Tobacco	2,472,990	—	—	2,472,990
Trading Companies & Distributors	8,698,037	—	—	8,698,037
Transportation Infrastructure	593,164	—	—	593,164
Water Utilities	3,844,993	—	—	3,844,993
Wireless Telecommunication Services	1,608,075	—	96,219	1,704,294
Rights	—	—	46,219	46,219
Warrants	247	—	—	247
Money Market Fund	26,060,257	—	—	26,060,257
Short-Term Investments	—	2,776,096	—	2,776,096

Total	$1,380,262,626	$2,776,096	$193,240	$1,383,231,962

Futures Contract	$(1,547,739)	$—	$—	$(1,547,739)

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Small-Cap Index Fund––24

LVIP SSgA Small-Cap Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–91.70%
Equity Fund–91.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Small-Cap Index Fund	6,272,897	$150,831,807

Total Affiliated Investment Company (Cost $166,157,620)		150,831,807

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–7.01%
Money Market Fund–7.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	11,538,767	$11,538,767

Total Unaffiliated Investment Company (Cost $11,538,767)		11,538,767

TOTAL VALUE OF SECURITIES–98.71% (Cost $177,696,387)	162,370,574
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.29%	2,118,237

NET ASSETS APPLICABLE TO 15,922,119 SHARES OUTSTANDING–100.00%	$164,488,811

*	Standard Class shares.

«	Includes $374,658 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(494) E-mini Russell 2000 Index	$(55,565,902)	$(54,137,460)	12/21/15	$1,428,442

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$162,370,574

Futures Contracts	$1,428,442

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Small-Cap Managed Volatility Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.81%
Aerospace & Defense–1.70%
Boeing	94,100	$12,322,395

		12,322,395

Air Freight & Logistics–0.63%
FedEx	31,600	4,549,768

		4,549,768

Airlines–2.08%
American Airlines Group	282,400	10,965,592
†United Continental Holdings	76,900	4,079,545

		15,045,137

Auto Components–1.06%
BorgWarner	111,800	4,649,762
Delphi Automotive	40,000	3,041,600

		7,691,362

Automobiles–1.42%
†Tesla Motors	41,500	10,308,600

		10,308,600

Biotechnology–8.79%
†Alexion Pharmaceuticals	88,700	13,871,793
†Biogen	20,500	5,982,105
†BioMarin Pharmaceutical	34,400	3,623,008
†Celgene	108,500	11,736,445
Gilead Sciences	108,100	10,614,339
†Incyte	55,900	6,167,447
†Regeneron Pharmaceuticals	15,100	7,023,614
†Vertex Pharmaceuticals	44,800	4,665,472

		63,684,223

Capital Markets–2.55%
BlackRock	9,100	2,706,977
Morgan Stanley	241,600	7,610,400
State Street	70,300	4,724,863
TD Ameritrade Holding	108,100	3,441,904

		18,484,144

Chemicals–0.82%
Ashland	42,700	4,296,474
Sherwin-Williams	7,300	1,626,294

		5,922,768

Communications Equipment–0.29%
†Palo Alto Networks	12,300	2,115,600

		2,115,600

Construction Materials–0.35%
Martin Marietta Materials	16,500	2,507,175

		2,507,175

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–0.89%
Intercontinental Exchange	27,300	$6,415,227

		6,415,227

Food & Staples Retailing–2.19%
Costco Wholesale	15,300	2,211,921
CVS Health	72,300	6,975,504
Walgreens Boots Alliance	80,200	6,664,620

		15,852,045

Food Products–0.45%
Keurig Green Mountain	62,400	3,253,536

		3,253,536

Health Care Equipment & Supplies–1.27%
†Intuitive Surgical	20,100	9,237,558

		9,237,558

Health Care Providers & Services–5.52%
Anthem	66,000	9,240,000
Cigna	41,500	5,603,330
Humana	37,400	6,694,600
McKesson	53,500	9,899,105
UnitedHealth Group	73,700	8,549,937

		39,986,972

Hotels, Restaurants & Leisure–5.00%
†Chipotle Mexican Grill	10,000	7,202,500
Hilton Worldwide Holdings	153,900	3,530,466
Las Vegas Sands	70,200	2,665,494
Marriott International Class A	54,500	3,716,900
†MGM Resorts International	382,710	7,061,000
Royal Caribbean Cruises	53,300	4,748,497
Starbucks	128,600	7,309,624

		36,234,481

Industrial Conglomerates–3.84%
Danaher	240,940	20,530,497
Roper Technologies	46,600	7,302,220

		27,832,717

Internet & Catalog Retail–10.89%
†Amazon.com	82,300	42,128,547
†@=Flipkart Limited Series A	274	38,974
†@=Flipkart Limited Series C	482	68,560
†@=Flipkart Limited Series E	894	127,163
†@=Flipkart Limited Series G	4,035	573,938
†@=Flipkart Limited Series H	5,220	742,493
†@=Flipkart Limited Ordinary Shares	800	113,792
†Netflix	27,400	2,829,324
†Priceline Group	21,500	26,592,490
†Vipshop Holdings ADR	339,300	5,700,240

		78,915,521

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–13.10%
†Akamai Technologies	47,800	$3,301,068
†Alibaba Group Holding ADR	94,188	5,554,266
†@=Dropbox Class A	34,588	660,672
†Facebook Class A	220,000	19,778,000
†Google Class A	35,600	22,725,972
†Google Class C	33,883	20,615,095
†LinkedIn Class A	42,900	8,156,577
†Pandora Media	94,800	2,023,032
Tencent Holdings	487,600	8,219,167
†VeriSign	55,400	3,909,024

		94,942,873

IT Services–6.14%
†Fiserv	60,700	5,257,227
MasterCard Class A	222,100	20,015,652
Visa Class A	275,600	19,198,296

		44,471,175

Machinery–1.22%
Flowserve	71,800	2,953,852
Wabtec	67,100	5,908,155

		8,862,007

Media–1.66%
Disney (Walt)	117,400	11,998,280

		11,998,280

Oil, Gas & Consumable Fuels–0.58%
†Concho Resources	12,700	1,248,410
EQT	18,400	1,191,768
Pioneer Natural Resources	14,400	1,751,616

		4,191,794

Personal Products–0.46%
Estee Lauder Class A	41,300	3,332,084

		3,332,084

Pharmaceuticals–5.45%
†Allergan	64,411	17,507,554
Bristol-Myers Squibb	118,700	7,027,040
†Valeant Pharmaceuticals International	84,000	14,983,920

		39,518,514

Professional Services–0.13%
†IHS Class A	7,900	916,400
†@=Wework Companies	1,912	62,885

		979,285

Real Estate Investment Trusts–2.06%
American Tower	108,500	9,545,830
Crown Castle International	68,600	5,410,482

		14,956,312

Road & Rail–0.91%
Canadian Pacific Railway	41,800	6,001,226

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Hunt (J.B.) Transport Services	8,300	$592,620

		6,593,846

Semiconductors & Semiconductor Equipment–0.29%
ASML Holding New York Shares	24,000	2,111,520

		2,111,520

Software–6.30%
Microsoft	468,000	20,713,680
†Mobileye	98,000	4,457,040
†NetSuite	31,000	2,600,900
†Red Hat	48,200	3,464,616
†salesforce.com	150,300	10,435,329
†ServiceNow	57,600	4,000,320

		45,671,885

Specialty Retail–5.25%
†AutoZone	12,200	8,830,726
†CarMax	92,400	5,481,168
Home Depot	29,700	3,430,053
Lowe’s	121,500	8,373,780
Ross Stores	99,000	4,798,530
Tractor Supply	84,600	7,133,472

		38,047,729

Technology Hardware, Storage & Peripherals–2.42%
Apple	159,100	17,548,730

		17,548,730

Textiles, Apparel & Luxury Goods–2.10%
Hanesbrands	239,700	6,936,918
NIKE Class B	67,500	8,300,475

		15,237,393

Total Common Stock (Cost $568,880,333)		708,822,656

PREFERRED STOCK–0.44%
†@=Airbnb Series D	14,304	1,331,622
†@=Airbnb Series E	14,245	1,326,130
@=Livingsocial Series F	14,245	1,258
†@=Wework Companies Series E Series E	17,187	565,273

Total Preferred Stock (Cost $2,583,307)		3,224,283

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.26%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,148,104	$9,148,104

Total Money Market Fund (Cost $9,148,104)		9,148,104

TOTAL VALUE OF SECURITIES–99.51% (Cost $580,611,744)	$721,195,043
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	3,520,947

NET ASSETS APPLICABLE TO 23,823,453 SHARES OUTSTANDING–100.00%	$724,715,990

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $5,612,760, which represents 0.77% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $5,612,760, which represents 0.77% of the Fund’s net assets.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$12,322,395	$—	$—	$12,322,395
Air Freight & Logistics	4,549,768	—	—	4,549,768
Airlines	15,045,137	—	—	15,045,137
Auto Components	7,691,362	—	—	7,691,362
Automobiles	10,308,600	—	—	10,308,600
Biotechnology	63,684,223	—	—	63,684,223
Capital Markets	18,484,144	—	—	18,484,144
Chemicals	5,922,768	—	—	5,922,768
Communications Equipment	2,115,600	—	—	2,115,600
Construction Materials	2,507,175	—	—	2,507,175
Diversified Financial Services	6,415,227	—	—	6,415,227
Food & Staples Retailing	15,852,045	—	—	15,852,045
Food Products	3,253,536	—	—	3,253,536
Health Care Equipment & Supplies	9,237,558	—	—	9,237,558
Health Care Providers & Services	39,986,972	—	—	39,986,972
Hotels, Restaurants & Leisure	36,234,481	—	—	36,234,481
Industrial Conglomerates	27,832,717	—	—	27,832,717
Internet & Catalog Retail	77,250,601	—	1,664,920	78,915,521
Internet Software & Services	86,063,034	8,219,167	660,672	94,942,873
IT Services	44,471,175	—	—	44,471,175
Machinery	8,862,007	—	—	8,862,007
Media	11,998,280	—	—	11,998,280
Oil, Gas & Consumable Fuels	4,191,794	—	—	4,191,794
Personal Products	3,332,084	—	—	3,332,084
Pharmaceuticals	39,518,514	—	—	39,518,514
Professional Services	916,400	—	62,885	979,285
Real Estate Investment Trusts	14,956,312	—	—	14,956,312
Road & Rail	6,593,846	—	—	6,593,846
Semiconductors & Semiconductor Equipment	2,111,520	—	—	2,111,520

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Software	$45,671,885	$—	$—	$45,671,885
Specialty Retail	38,047,729	—	—	38,047,729
Technology Hardware, Storage & Peripherals	17,548,730	—	—	17,548,730
Textiles, Apparel & Luxury Goods	15,237,393	—	—	15,237,393
Preferred Stock	—	—	3,224,283	3,224,283
Money Market Fund	9,148,104	—	—	9,148,104

Total	$707,363,116	$8,219,167	$5,612,760	$721,195,043

As a result of utilizing international fair value pricing at September 30, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.30%
Aerospace & Defense–1.12%
†DigitalGlobe	52,700	$1,002,354
Textron	71,200	2,679,968
†TransDigm Group	14,600	3,101,186

		6,783,508

Air Freight & Logistics–0.49%
Expeditors International of Washington	35,500	1,670,275
Robinson (C.H.) Worldwide	19,400	1,314,932

		2,985,207

Airlines–2.15%
Alaska Air Group	37,100	2,947,595
Copa Holdings Class A	18,000	754,740
Southwest Airlines	119,000	4,526,760
†Spirit Airlines	25,300	1,196,690
†United Continental Holdings	68,500	3,633,925

		13,059,710

Auto Components–0.91%
BorgWarner	85,500	3,555,945
Delphi Automotive	13,700	1,041,748
Gentex	61,400	951,700

		5,549,393

Automobiles–0.51%
Harley-Davidson	18,900	1,037,610
†Tesla Motors	8,400	2,086,560

		3,124,170

Banks–0.63%
BankUnited	51,100	1,826,825
†SVB Financial Group	17,100	1,975,734

		3,802,559

Beverages–1.83%
Brown-Forman Class B	29,162	2,825,798
Constellation Brands Class A	28,900	3,618,569
Dr Pepper Snapple Group	20,000	1,581,000
†Monster Beverage	22,900	3,094,706

		11,120,073

Biotechnology–4.07%
†ACADIA Pharmaceuticals	38,600	1,276,502
†Agios Pharmaceuticals	5,600	395,304
†Alkermes	63,900	3,749,013
†Alnylam Pharmaceuticals	18,100	1,454,516
Baxalta	55,800	1,758,258
†BioMarin Pharmaceutical	32,700	3,443,964
†Bluebird Bio	9,300	795,615
†Clovis Oncology	5,800	533,368
†Dyax	41,100	784,599
†Incyte	35,400	3,905,682
†Intercept Pharmaceuticals	6,300	1,044,918

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Ironwood Pharmaceuticals	38,100	$397,002
†Neurocrine Biosciences	11,400	453,606
†Puma Biotechnology	8,200	617,952
†Seattle Genetics	25,800	994,848
†Ultragenyx Pharmaceutical	7,300	703,063
†United Therapeutics	10,000	1,312,400
†Vertex Pharmaceuticals	11,200	1,166,368

		24,786,978

Building Products–1.00%
Allegion	55,500	3,200,130
†Armstrong World Industries	18,100	864,094
Fortune Brands Home & Security	42,200	2,003,234

		6,067,458

Capital Markets–2.39%
Artisan Partners Asset Management	24,900	877,227
†E*TRADE Financial	79,700	2,098,501
Financial Engines	39,900	1,175,853
Invesco	28,300	883,809
Lazard Class A	65,500	2,836,150
LPL Financial Holdings	31,200	1,240,824
Northern Trust	17,400	1,185,984
TD Ameritrade Holding	90,900	2,894,256
WisdomTree Investments	83,800	1,351,694

		14,544,298

Chemicals–3.99%
Airgas	28,300	2,528,039
Ashland	22,400	2,253,888
Celanese Class A	54,400	3,218,848
CF Industries Holdings	42,700	1,917,230
FMC	18,800	637,508
NewMarket	3,200	1,142,400
PolyOne	29,700	871,398
RPM International	69,300	2,902,977
Sherwin-Williams	23,600	5,257,608
Valspar	49,600	3,565,248

		24,295,144

Commercial Services & Supplies–1.50%
†Copart	34,800	1,144,920
KAR Auction Services	49,500	1,757,250
Ritchie Bros Auctioneers	78,800	2,039,344
Rollins	78,500	2,109,295
†Stericycle	7,200	1,003,032
Waste Connections	22,250	1,080,905

		9,134,746

Communications Equipment–0.96%
†F5 Networks	11,700	1,354,860
Motorola Solutions	16,400	1,121,432

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Palo Alto Networks	19,600	$3,371,200

		5,847,492

Construction Materials–0.66%
Eagle Materials	18,800	1,286,296
Vulcan Materials	30,300	2,702,760

		3,989,056

Containers & Packaging–0.65%
Ball	63,700	3,962,140

		3,962,140

Diversified Consumer Services–0.57%
Service Corp International	87,200	2,363,120
Sotheby’s	35,100	1,122,498

		3,485,618

Diversified Financial Services–2.47%
CBOE Holdings	50,700	3,400,956
Intercontinental Exchange	15,800	3,712,842
McGraw-Hill Financial	35,900	3,105,350
Moody’s	30,300	2,975,460
MSCI Class A	30,300	1,801,638

		14,996,246

Electrical Equipment–1.40%
AMETEK	36,825	1,926,684
†Generac Holdings	38,800	1,167,492
Hubbell Class B	14,200	1,206,290
†Sensata Technologies Holding	94,500	4,190,130

		8,490,596

Electronic Equipment, Instruments & Components–1.71%
Amphenol Class A	90,000	4,586,400
Cognex	29,000	996,730
FEI	20,200	1,475,408
†IPG Photonics	22,000	1,671,340
†Keysight Technologies	23,150	713,946
†Trimble Navigation	57,800	949,076

		10,392,900

Energy Equipment & Services–0.11%
Oceaneering International	17,600	691,328

		691,328

Food & Staples Retailing–1.03%
†Fresh Market	24,700	557,973
PriceSmart	14,600	1,129,164
†Rite Aid	359,100	2,179,737
†Sprouts Farmers Market	56,900	1,200,590
Whole Foods Market	38,000	1,202,700

		6,270,164

Food Products–2.70%
†Blue Buffalo Pet Products	50,700	908,037

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Flowers Foods	82,750	$2,047,235
†Hain Celestial Group	26,000	1,341,600
Hershey	37,000	3,399,560
Keurig Green Mountain	17,000	886,380
McCormick	36,100	2,966,698
Mead Johnson Nutrition	52,500	3,696,000
Smucker (J.M.)	10,500	1,197,945

		16,443,455

Gas Utilities–0.33%
Atmos Energy	34,000	1,978,120

		1,978,120

Health Care Equipment & Supplies–2.52%
†Align Technology	22,200	1,260,072
DENTSPLY International	41,100	2,078,427
†IDEXX Laboratories	42,500	3,155,625
†Intuitive Surgical	8,900	4,090,262
†Sirona Dental Systems	19,300	1,801,462
Teleflex	15,700	1,950,097
West Pharmaceutical Services	18,000	974,160

		15,310,105

Health Care Providers & Services–2.95%
AmerisourceBergen	45,200	4,293,548
†DaVita HealthCare Partners	28,400	2,054,172
†Envision Healthcare Holdings	37,700	1,386,983
†Henry Schein	16,300	2,163,336
Humana	11,800	2,112,200
†MEDNAX	26,000	1,996,540
†Team Health Holdings	19,600	1,058,988
Universal Health Services Class B	11,300	1,410,353
†WellCare Health Plans	16,900	1,456,442

		17,932,562

Health Care Technology–1.14%
†athenahealth	8,600	1,146,810
†Cerner	34,600	2,074,616
†Inovalon Holdings Class A	43,200	899,856
†Medidata Solutions	25,700	1,082,227
†Veeva Systems Class A	73,700	1,725,317

		6,928,826

Hotels, Restaurants & Leisure–3.88%
Bloomin’ Brands	58,400	1,061,712
Brinker International	29,100	1,532,697
†Chipotle Mexican Grill	5,900	4,249,475
Choice Hotels International	41,900	1,996,535
Extended Stay America	68,500	1,149,430
Marriott International Class A	42,657	2,909,207
†MGM Resorts International	93,600	1,726,920
†Norwegian Cruise Line Holdings	20,300	1,163,190
†Panera Bread Class A	6,200	1,199,142

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Papa John’s International	20,500	$1,403,840
Royal Caribbean Cruises	14,800	1,318,532
Starwood Hotels & Resorts Worldwide	46,300	3,078,024
Wynn Resorts	15,700	833,984

		23,622,688

Household Durables–0.71%
Newell Rubbermaid	71,600	2,843,236
†Toll Brothers	43,900	1,503,136

		4,346,372

Household Products–0.58%
Church & Dwight	26,200	2,198,180
Clorox	11,600	1,340,148

		3,538,328

Industrial Conglomerates–0.58%
Roper Technologies	22,400	3,510,080

		3,510,080

Insurance–1.38%
Aon	37,500	3,322,875
FNF Group	92,300	3,273,881
Progressive	58,800	1,801,632

		8,398,388

Internet & Catalog Retail–1.43%
†Ctrip.com International ADR	21,800	1,377,324
†Liberty Interactive Class A	65,600	1,720,688
†Liberty Ventures Class A	6,909	278,778
†Netflix	6,100	629,886
†TripAdvisor	18,200	1,146,964
†Vipshop Holdings ADR	149,500	2,511,600
†Wayfair Class A	29,330	1,028,310

		8,693,550

Internet Software & Services–3.76%
†Akamai Technologies	41,400	2,859,084
†CoStar Group	13,700	2,370,922
†Coupons.com	57,566	518,094
†@=Dropbox	7,607	145,303
†@=Dropbox Class A	27,601	527,212
†HomeAway	29,600	785,584
†LinkedIn Class A	22,800	4,334,964
MercadoLibre	16,900	1,538,914
†Pandora Media	40,100	855,734
†Rackspace Hosting	29,600	730,528
†Twitter	100,600	2,710,164
†VeriSign	53,500	3,774,960
†Zillow Group	20,700	594,711
†Zillow Group Class C	41,400	1,117,800

		22,863,974

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–5.79%
†Alliance Data Systems	13,300	$3,444,434
†Black Knight Financial Services Class A	46,000	1,497,300
†CoreLogic	73,500	2,736,405
†EPAM Systems	15,800	1,177,416
Fidelity National Information Services	63,700	4,272,996
†Fiserv	53,500	4,633,635
†@=Flipkart Limited Series G	5,529	786,445
†Gartner	39,200	3,290,056
†Genpact	53,200	1,256,052
Global Payments	22,900	2,627,317
Paychex	33,500	1,595,605
Sabre	74,700	2,030,346
†@=Tanium	78,215	1,164,848
†Vantiv Class A	74,200	3,333,064
†WEX	15,900	1,380,756

		35,226,675

Leisure Products–0.42%
Mattel	43,500	916,110
Polaris Industries	13,500	1,618,245

		2,534,355

Life Sciences Tools & Services–1.24%
Agilent Technologies	68,400	2,348,172
†Bruker	67,100	1,102,453
†Mettler-Toledo International	10,200	2,904,348
†Quintiles Transnational Holdings	17,000	1,182,690

		7,537,663

Machinery–4.10%
CLARCOR	21,900	1,044,192
†Colfax	33,500	1,001,985
Donaldson	69,400	1,948,752
Flowserve	70,800	2,912,712
Graco	43,700	2,929,211
IDEX	25,825	1,841,323
†Middleby	16,700	1,756,673
Nordson	18,600	1,170,684
PACCAR	17,200	897,324
†Rexnord	66,500	1,129,170
Snap-on	13,900	2,098,066
Valmont Industries	9,300	882,477
†WABCO Holdings	12,100	1,268,443
Wabtec	32,400	2,852,820
Xylem	37,600	1,235,160

		24,968,992

Marine–0.15%
†Kirby	14,800	916,860

		916,860

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media–0.86%
†Discovery Communications Class C	36,800	$893,872
Interpublic Group	80,600	1,541,878
†Markit	55,000	1,595,000
Omnicom Group	18,100	1,192,790

		5,223,540

Metals & Mining–0.72%
Carpenter Technology	16,800	500,136
Compass Minerals International	14,800	1,159,876
Silver Wheaton	112,300	1,348,723
†Stillwater Mining	133,100	1,374,923

		4,383,658

Multiline Retail–1.81%
†Burlington Stores	46,000	2,347,840
Dollar General	78,800	5,708,272
†Dollar Tree	44,700	2,979,702

		11,035,814

Multi-Utilities–0.28%
NiSource	92,200	1,710,310

		1,710,310

Oil, Gas & Consumable Fuels–1.89%
Cabot Oil & Gas	54,000	1,180,440
Cimarex Energy	11,700	1,199,016
Columbia Pipeline Group	50,900	930,961
†Concho Resources	12,600	1,238,580
†Continental Resources	16,000	463,520
†Diamondback Energy	19,200	1,240,320
EQT	16,800	1,088,136
Pioneer Natural Resources	10,400	1,265,056
Range Resources	34,400	1,104,928
Tesoro	15,100	1,468,324
†WPX Energy	46,400	307,168

		11,486,449

Pharmaceuticals–2.38%
†Akorn	47,700	1,359,689
†Catalent	90,262	2,193,367
†Endo International	44,600	3,089,888
†Horizon Pharma	37,500	743,250
†Jazz Pharmaceuticals	10,800	1,434,348
†Mallinckrodt	13,500	863,190
†Pacira Pharmaceuticals	20,200	830,220
Zoetis	96,800	3,986,224

		14,500,176

Professional Services–3.76%
CEB	13,700	936,258
Equifax	32,000	3,109,760
†IHS Class A	31,200	3,619,200
ManpowerGroup	24,100	1,973,549
Nielsen Holdings	32,400	1,440,828

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Robert Half International	27,300	$1,396,668
Towers Watson Class A	20,200	2,371,076
†TransUnion	50,200	1,261,024
†Verisk Analytics Class A	62,000	4,582,420
†@=Wework Companies	17,146	563,925
†@=Wework Companies Series D1	27,915	918,112
†@=Wework Companies Series D2	21,933	721,367

		22,894,187

Real Estate Investment Trusts–2.04%
American Campus Communities	28,700	1,040,088
Crown Castle International	79,400	6,262,278
Equinix	7,291	1,993,359
Federal Realty Investment Trust	14,400	1,964,880
Iron Mountain	37,600	1,166,352

		12,426,957

Real Estate Management & Development–0.39%
Jones Lang LaSalle	16,700	2,400,959

		2,400,959

Road & Rail–1.43%
†Avis Budget Group	28,800	1,257,984
†Genesee & Wyoming	30,300	1,790,124
†Hertz Global Holdings	31,900	533,687
Hunt (J.B.) Transport Services	27,100	1,934,940
Kansas City Southern	23,900	2,172,032
Landstar System	16,100	1,021,867

		8,710,634

Semiconductors & Semiconductor Equipment–2.77%
ARM Holdings ADR	71,100	3,075,075
†Integrated Device Technology	30,800	625,240
KLA-Tencor	43,100	2,155,000
Linear Technology	60,200	2,429,070
Microchip Technology	38,500	1,658,965
†Microsemi	36,700	1,204,494
Skyworks Solutions	42,200	3,553,662
Xilinx	51,100	2,166,640

		16,868,146

Software–5.39%
†ANSYS	12,800	1,128,192
†@=Atlassian Class A	20,989	335,824
†@=Atlassian Series 1	6,969	111,504
†@=Atlassian Series 2	18,662	298,592
†@=Atlassian Series A	13,800	220,800
†Autodesk	26,300	1,160,882
†Check Point Software Technologies	13,400	1,063,022
FactSet Research Systems	6,750	1,078,717
†Fortinet	42,400	1,801,152
†Guidewire Software	32,700	1,719,366
Intuit	42,100	3,736,375

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Mobileye	44,000	$2,001,120
†NetSuite	31,100	2,609,290
†Qlik Technologies	38,900	1,417,905
†Red Hat	65,400	4,700,952
†ServiceNow	54,800	3,805,860
†Splunk	25,700	1,422,495
SS&C Technologies Holdings	25,700	1,800,028
†Workday Class A	34,605	2,382,900

		32,794,976

Specialty Retail–7.06%
†AutoZone	7,200	5,211,576
†CarMax	91,800	5,445,576
Dick’s Sporting Goods	30,100	1,493,261
†Five Below	28,700	963,746
L Brands	43,600	3,929,668
†Michaels	72,900	1,683,990
†O’Reilly Automotive	17,800	4,450,000
†Restoration Hardware Holdings	15,400	1,436,974
Ross Stores	110,700	5,365,629
Signet Jewelers	18,100	2,463,953
Tiffany	41,300	3,189,186
Tractor Supply	46,000	3,878,720
†Ulta Salon Cosmetics & Fragrance	9,600	1,568,160
Williams-Sonoma	24,600	1,878,210

		42,958,649

Technology Hardware, Storage & Peripherals–0.40%
SanDisk	39,000	2,118,870
†Stratasys	12,900	341,721

		2,460,591

Textiles, Apparel & Luxury Goods–2.43%
Coach	53,400	1,544,862
†Fossil Group	13,300	743,204
Hanesbrands	214,300	6,201,842
†Kate Spade	114,700	2,191,917
†lululemon athletica	17,300	876,245
PVH	23,800	2,426,172
Wolverine World Wide	37,100	802,844

		14,787,086

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.57%
Fastenal	26,400	$966,504
Grainger (W.W.)	11,600	2,494,116

		3,460,620

Wireless Telecommunication Services–1.31%
†SBA Communications Class A	55,400	5,802,596
†T-Mobile US	53,900	2,145,759

		7,948,355

Total Common Stock (Cost $467,060,576)		604,180,884

PREFERRED STOCK–0.59%
†@=Airbnb	18,795	1,749,709
†@=Airbnb Series E	2,425	225,754
†@=Dropbox Series A	9,449	180,487
†@=Dropbox Series A-1	46,402	886,334
†@=Wework Companies Series E	16,055	528,042

Total Preferred Stock (Cost $2,024,399)		3,570,326

MONEY MARKET FUND–0.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,721,186	1,721,186

Total Money Market Fund (Cost $1,721,186)		1,721,186

TOTAL VALUE OF SECURITIES–100.17% (Cost $470,806,161)	609,472,396
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(1,055,752)

NET ASSETS APPLICABLE TO 30,255,190 SHARES OUTSTANDING–100.00%	$608,416,644

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $9,364,258, which represents 1.54% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $9,364,258, which represents 1.54% of the Fund’s net assets.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 3	Total
Common Stock
Aerospace & Defense	$6,783,508	$—	$6,783,508
Air Freight & Logistics	2,985,207	—	2,985,207
Airlines	13,059,710	—	13,059,710
Auto Components	5,549,393	—	5,549,393
Automobiles	3,124,170	—	3,124,170
Banks	3,802,559	—	3,802,559
Beverages	11,120,073	—	11,120,073
Biotechnology	24,786,978	—	24,786,978
Building Products	6,067,458	—	6,067,458
Capital Markets	14,544,298	—	14,544,298
Chemicals	24,295,144	—	24,295,144
Commercial Services & Supplies	9,134,746	—	9,134,746
Communications Equipment	5,847,492	—	5,847,492
Construction Materials	3,989,056	—	3,989,056
Containers & Packaging	3,962,140	—	3,962,140
Diversified Consumer Services	3,485,618	—	3,485,618
Diversified Financial Services	14,996,246	—	14,996,246
Electrical Equipment	8,490,596	—	8,490,596
Electronic Equipment, Instruments & Components.	10,392,900	—	10,392,900
Energy Equipment & Services	691,328	—	691,328
Food & Staples Retailing	6,270,164	—	6,270,164
Food Products	16,443,455	—	16,443,455
Gas Utilities	1,978,120	—	1,978,120
Health Care Equipment & Supplies	15,310,105	—	15,310,105
Health Care Providers & Services	17,932,562	—	17,932,562
Health Care Technology	6,928,826	—	6,928,826
Hotels, Restaurants & Leisure	23,622,688	—	23,622,688
Household Durables	4,346,372	—	4,346,372
Household Products	3,538,328	—	3,538,328
Industrial Conglomerates	3,510,080	—	3,510,080
Insurance	8,398,388	—	8,398,388
Internet & Catalog Retail	8,693,550	—	8,693,550
Internet Software & Services	22,191,459	672,515	22,863,974
IT Services	33,275,382	1,951,293	35,226,675
Leisure Products	2,534,355	—	2,534,355
Life Sciences Tools & Services	7,537,663	—	7,537,663
Machinery	24,968,992	—	24,968,992
Marine	916,860	—	916,860
Media	5,223,540	—	5,223,540
Metals & Mining	4,383,658	—	4,383,658
Multiline Retail	11,035,814	—	11,035,814
Multi-Utilities	1,710,310	—	1,710,310
Oil, Gas & Consumable Fuels	11,486,449	—	11,486,449
Pharmaceuticals	14,500,176	—	14,500,176
Professional Services	20,690,783	2,203,404	22,894,187
Real Estate Investment Trusts	12,426,957	—	12,426,957

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Level 1	Level 3	Total
Real Estate Management & Development	$2,400,959	$—	$2,400,959
Road & Rail	8,710,634	—	8,710,634
Semiconductors & Semiconductor Equipment	16,868,146	—	16,868,146
Software	31,828,256	966,720	32,794,976
Specialty Retail	42,958,649	—	42,958,649
Technology Hardware, Storage & Peripherals	2,460,591	—	2,460,591
Textiles, Apparel & Luxury Goods	14,787,086	—	14,787,086
Trading Companies & Distributors	3,460,620	—	3,460,620
Wireless Telecommunication Services	7,948,355	—	7,948,355
Preferred Stock	—	3,570,326	3,570,326
Money Market Fund	1,721,186	—	1,721,186

Total	$600,108,138	$9,364,258	$609,472,396

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock	Common Stock	Total
Balance as of 12/31/14	$1,832,022	$3,224,945	$5,056,967
Purchases	753,797	1,361,603	2,115,400
Net change in unrealized appreciation (depreciation)	984,507	1,207,384	2,191,891

Balance as of 9/30/15	$3,570,326	$5,793,932	$9,364,258

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/15	$984,507	$1,207,384	$2,191,891

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties as of September 30, 2015.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers betwween Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP Templeton Growth Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–84.78%
Brazil–0.04%
†Petroleo Brasileiro ADR	75,669	$278,462

		278,462

France–6.83%
AXA	288,356	7,000,985
BNP Paribas	176,040	10,364,198
Cie de Saint-Gobain	151,220	6,563,003
Cie Generale des Etablissements Michelin	64,500	5,901,390
Credit Agricole	431,710	4,970,157
Sanofi	90,366	8,602,853
Technip	68,960	3,263,439
TOTAL	167,180	7,520,237

		54,186,262

Germany–5.95%
Bayer	63,310	8,122,573
Deutsche Boerse	66,780	5,759,376
†Deutsche Lufthansa	340,640	4,741,977
HeidelbergCement	73,800	5,067,990
Infineon Technologies ADR	311,948	3,528,132
LANXESS	73,590	3,445,706
Merck	62,520	5,535,291
METRO	109,170	3,020,506
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	10,910	2,037,601
†QIAGEN	88,954	2,294,581
Siemens ADR	41,050	3,665,765

		47,219,498

■Hong Kong–3.93%
AIA Group	823,400	4,282,243
China Life Insurance	1,566,000	5,456,465
China Telecom	12,360,000	5,988,570
CRRC	2,926,500	3,731,995
Kunlun Energy	2,758,000	1,981,683
†Michael Kors Holdings	109,400	4,621,056
Sinopharm Group	1,031,200	3,627,043
Weichai Power	1,548,000	1,448,269

		31,137,324

Ireland–1.03%
CRH	307,979	8,130,061

		8,130,061

Israel–1.48%
Teva Pharmaceutical Industries ADR	208,172	11,753,391

		11,753,391

Italy–1.61%
Eni	336,565	5,294,283
UniCredit	1,204,882	7,511,474

		12,805,757

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan–4.72%
Konica Minolta	490,100	$5,163,302
Nissan Motor	1,045,800	9,616,112
SoftBank Group	125,700	5,812,587
Suntory Beverage & Food	193,200	7,422,875
†Toshiba	1,182,000	2,977,887
Toyota Motor ADR	54,651	6,409,469

		37,402,232

Netherlands–3.70%
Akzo Nobel	114,070	7,419,029
ING Groep CVA	492,392	6,960,015
NN Group	101,190	2,904,885
Royal Dutch Shell Class B	285,750	6,756,858
TNT Express	700,820	5,347,957

		29,388,744

Norway–1.18%
†Subsea 7	374,830	2,821,494
Telenor	349,350	6,528,154

		9,349,648

Portugal–0.52%
Galp Energia	420,840	4,152,769

		4,152,769

Republic of Korea–3.10%
Hana Financial Group	141,864	3,169,639
Hyundai Mobis	18,511	3,622,052
KB Financial Group	34,407	1,022,756
POSCO ADR	82,108	2,875,422
Samsung Electronics	14,479	13,892,168

		24,582,037

Russia–0.30%
MMC Norilsk Nickel OJSC ADR	168,239	2,417,420

		2,417,420

Singapore–0.95%
DBS Group Holdings	261,905	2,989,578
Noble Group	4,250,100	1,243,643
Singapore Telecommunications	1,305,760	3,305,146

		7,538,367

Spain–0.78%
Telefonica	511,764	6,208,715

		6,208,715

Sweden–0.48%
Getinge Class B	170,000	3,793,897

		3,793,897

Switzerland–3.89%
†ABB	311,030	5,502,653
ACE	15,830	1,636,822
†Credit Suisse Group	335,464	8,062,667

LVIP Templeton Growth Managed Volatility Fund–1

LVIP Templeton Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Novartis	26,480	$2,433,577
Roche Holding	40,030	10,625,736
Swiss Re	29,880	2,563,356

		30,824,811

Taiwan–0.25%
Taiwan Semiconductor Manufacturing ADR	95,470	1,981,004

		1,981,004

Thailand–0.56%
Bangkok Bank NVDR	1,003,200	4,425,098

		4,425,098

United Kingdom–12.19%
Aviva	868,090	5,937,559
BAE Systems	629,180	4,265,099
Barclays	1,961,420	7,259,047
BP ADR	227,811	6,961,904
GlaxoSmithKline	537,680	10,320,519
†Glencore	1,843,240	2,558,621
HSBC Holdings	1,144,050	8,590,524
Kingfisher	1,030,288	5,596,957
Lloyds Banking Group	4,256,320	4,845,814
Marks & Spencer Group	766,530	5,818,750
Petrofac	334,410	3,894,827
Rexam	356,383	2,829,664
Royal Dutch Shell Class A	38,050	898,278
†Serco Group	645,080	996,812
Sky	584,680	9,250,551
Standard Chartered	332,720	3,229,135
Tesco	1,999,520	5,554,040
Vodafone Group ADR	249,820	7,929,287

		96,737,388

United States–31.29%
Allegheny Technologies	230,290	3,265,512
†Allergan	52,800	14,351,568
American International Group	156,160	8,873,011
Amgen	86,500	11,964,680
Apache	67,590	2,646,824
Applied Materials	474,810	6,974,959
Baker Hughes	94,530	4,919,341
Capital One Financial	105,660	7,662,463
Chesapeake Energy	362,090	2,654,120
Chevron	48,940	3,860,387
Cisco Systems	209,270	5,493,338
Citigroup	221,630	10,995,064
Comcast Class A Special	186,625	10,682,415
CVS Health	76,380	7,369,142
Foot Locker	75,220	5,413,583
General Motors	169,800	5,097,396
Gilead Sciences	120,660	11,847,605

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Google Class A	14,430	$9,211,679
Halliburton	207,820	7,346,437
†Isis Pharmaceuticals	36,520	1,476,138
JPMorgan Chase	184,620	11,256,281
†Knowles	318,200	5,864,426
Macy’s	138,920	7,129,374
Medtronic	90,130	6,033,302
Merck	94,910	4,687,605
Microsoft	333,770	14,772,660
Morgan Stanley	195,360	6,153,840
News Class A	404,090	5,099,616
Noble	333,780	3,641,540
Oracle	98,730	3,566,128
Pfizer	240,710	7,560,701
Rockwell Collins	47,710	3,904,586
Stanley Black & Decker	62,560	6,067,069
Twenty-First Century Fox Class A	188,650	5,089,777
United Parcel Service Class B	28,930	2,855,102
Voya Financial	134,350	5,208,750
Walgreens Boots Alliance	86,880	7,219,728

		248,216,147

Total Common Stock (Cost $654,498,362)		672,529,032

MONEY MARKET FUND–13.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	104,966,478	104,966,478

Total Money Market Fund (Cost $104,966,478)		104,966,478

LVIP Templeton Growth Managed Volatility Fund–2

LVIP Templeton Growth Managed Volatility Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.01% (Cost $759,464,840)	$777,495,510
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.99%	15,771,188

NET ASSETS APPLICABLE TO 26,455,928 SHARES OUTSTANDING–100.00%	$793,266,698

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $18,105,454 cash pledged as collateral and $5,119,157 foreign currencies due to broker for futures contracts as of September 30, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	CHF	1,212,329	USD	(1,243,287)	10/2/15	$595
CITI	EUR	803,951	USD	(898,014)	10/2/15	349
CSFB	GBP	400,887	USD	(606,743)	10/2/15	(286)
UBS	HKD	4,530,464	USD	(584,553)	10/5/15	9

						$667

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(481)	British Pound Currency	$(46,077,913)	$(45,433,457)	12/15/15	$644,456
(350)	E-mini MSCI Emerging Markets Index	(13,779,620)	(13,844,250)	12/21/15	(64,630)
(901)	E-mini S&P 500 Index	(87,121,487)	(85,986,935)	12/21/15	1,134,552
(45)	E-mini S&P MidCap 400 Index	(6,102,610)	(6,133,050)	12/21/15	(30,440)
(524)	Euro Currency	(73,393,432)	(73,222,450)	12/15/15	170,982
(2,166)	Euro STOXX 50 Index	(77,081,766)	(74,811,109)	12/21/15	2,270,657
(509)	FTSE 100 Index	(47,229,261)	(46,343,364)	12/21/15	885,897
(509)	Japanese Yen Currency	(52,849,873)	(53,082,337)	12/15/15	(232,464)
(368)	Nikkei 225 Index (OSE)	(54,737,573)	(53,347,116)	12/11/15	1,390,457

		$(458,373,535)			$6,169,467

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Templeton Growth Managed Volatility Fund–3

LVIP Templeton Growth Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

CHF–Swiss Franc

CITI–Citigroup Global Markets

CSFB–Credit Suisse First Boston

CVA–Dutch Certificate

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

NVDR–Non-Voting Depositary Receipt

OSE–Osaka Securities Exchange

UBS–Union Bank of Switzerland

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Total
Common Stock
Brazil	$278,462	$—	$278,462
France	—	54,186,262	54,186,262
Germany	7,193,897	40,025,601	47,219,498
Hong Kong	4,621,056	26,516,268	31,137,324
Ireland	—	8,130,061	8,130,061
Israel	11,753,391	—	11,753,391
Italy	—	12,805,757	12,805,757
Japan	6,409,469	30,992,763	37,402,232
Netherlands	6,960,015	22,428,729	29,388,744
Norway	—	9,349,648	9,349,648
Portugal	—	4,152,769	4,152,769
Republic of Korea	2,875,422	21,706,615	24,582,037
Russia	—	2,417,420	2,417,420
Singapore	—	7,538,367	7,538,367
Spain	—	6,208,715	6,208,715
Sweden	—	3,793,897	3,793,897
Switzerland	1,636,822	29,187,989	30,824,811
Taiwan	1,981,004	—	1,981,004
Thailand	—	4,425,098	4,425,098
United Kingdom	14,891,191	81,846,197	96,737,388
United States	248,216,147	—	248,216,147
Money Market Fund	104,966,478	—	104,966,478

Total	$411,783,354	$365,712,156	$777,495,510

Foreign Currency Exchange Contracts	$—	$667	$667

Futures Contracts	$6,169,467	$—	$6,169,467

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2015 a majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Templeton Growth Managed Volatility Fund–4

LVIP UBS Large Cap Growth Managed Volatility Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.35%
Airlines–1.23%
†Spirit Airlines	150,494	$7,118,366

		7,118,366

Banks–0.60%
†Signature Bank	25,269	3,476,004

		3,476,004

Biotechnology–6.30%
Amgen	19,366	2,678,705
†Celgene	106,962	11,570,080
Gilead Sciences	127,312	12,500,765
†Vertex Pharmaceuticals	94,351	9,825,713

		36,575,263

Capital Markets–2.42%
†Affiliated Managers Group	35,067	5,996,106
Schwab (Charles)	282,419	8,065,887

		14,061,993

Chemicals–4.08%
Ecolab	127,736	14,015,194
Sherwin-Williams	43,560	9,704,297

		23,719,491

Communications Equipment–0.89%
Cisco Systems	197,660	5,188,575

		5,188,575

Consumer Finance–0.56%
†Synchrony Financial	103,427	3,237,265

		3,237,265

Diversified Financial Services–1.38%
McGraw-Hill Financial	92,563	8,006,699

		8,006,699

Electrical Equipment–1.33%
AMETEK	148,075	7,747,284

		7,747,284

Energy Equipment & Services–0.80%
Schlumberger	67,212	4,635,612

		4,635,612

Food Products–1.00%
†Hain Celestial Group	112,539	5,807,012

		5,807,012

Health Care Equipment & Supplies–2.71%
†Intuitive Surgical	18,056	8,298,176
Zimmer Biomet Holdings	79,178	7,437,190

		15,735,366

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–1.74%
†Express Scripts Holding	125,074	$10,125,991

		10,125,991

Hotels, Restaurants & Leisure–3.99%
Las Vegas Sands	201,766	7,661,055
Starbucks	273,219	15,529,768

		23,190,823

Industrial Conglomerates–2.14%
3M	26,333	3,733,229
Danaher	101,775	8,672,248

		12,405,477

Internet & Catalog Retail–5.71%
†Amazon.com	39,375	20,155,669
†Priceline Group	5,934	7,339,527
†TripAdvisor	89,937	5,667,830

		33,163,026

Internet Software & Services–10.92%
†Facebook Class A	283,410	25,478,559
†Google Class A	32,625	20,826,821
†Google Class C	17,975	10,936,349
†LinkedIn Class A	32,703	6,217,821

		63,459,550

IT Services–5.00%
MasterCard Class A	178,808	16,114,177
Visa Class A	185,821	12,944,291

		29,058,468

Life Sciences Tools & Services–1.79%
Thermo Fisher Scientific	85,165	10,413,976

		10,413,976

Media–0.99%
Comcast Class A	101,060	5,748,293

		5,748,293

Personal Products–2.11%
Estee Lauder Class A	151,991	12,262,634

		12,262,634

Pharmaceuticals–4.71%
†Allergan	47,115	12,806,328
†Catalent	138,366	3,362,294
†Mylan	171,730	6,913,850
Pfizer	136,125	4,275,686

		27,358,158

Real Estate Investment Trusts–0.44%
Crown Castle International	32,500	2,563,275

		2,563,275

LVIP UBS Large Cap Growth Managed Volatility Fund––1

LVIP UBS Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–1.92%
Canadian Pacific Railway	77,799	$11,169,602

		11,169,602

Software–8.32%
Microsoft	151,915	6,723,758
†Mobileye	74,860	3,404,633
†salesforce.com	177,830	12,346,737
†ServiceNow	122,453	8,504,361
†VMware Class A	131,739	10,379,716
†Workday Class A	100,851	6,944,600

		48,303,805

Specialty Retail–6.14%
Home Depot	163,371	18,867,717
TJX	234,781	16,768,059

		35,635,776

Technology Hardware, Storage & Peripherals–6.41%
Apple	337,559	37,232,758

		37,232,758

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–2.79%
NIKE Class B	131,996	$16,231,548

		16,231,548

Trading Companies & Distributors–1.34%
†United Rentals	129,948	7,803,377

		7,803,377

Wireless Telecommunication Services–0.59%
†SBA Communications Class A	32,622	3,416,828

		3,416,828

Total Common Stock (Cost $435,209,040)		524,852,295

EXCHANGE-TRADED FUND–0.48%
iShares Russell 1000 Growth Index Fund	30,000	2,790,000

Total Exchange-Traded Fund (Cost $2,897,700)		2,790,000

MONEY MARKET FUND–8.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	51,957,251	51,957,251

Total Money Market Fund (Cost $51,957,251)		51,957,251

TOTAL VALUE OF SECURITIES–99.78% (Cost $490,063,991)	579,599,546
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,287,688

NET ASSETS APPLICABLE TO 19,762,072 SHARES OUTSTANDING–100.00%	$580,887,234

†	Non-income producing for the period.

«	Includes $3,571,966 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2,185) E-mini S&P 500 Index	$(211,263,221)	$(208,525,475)	12/21/15	$2,737,746

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP UBS Large Cap Growth Managed Volatility Fund––2

LVIP UBS Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$524,852,295
Exchange-Traded Fund	2,790,000
Money Market Fund	51,957,251

Total	$579,599,546

Futures Contracts	$2,737,746

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP UBS Large Cap Growth Managed Volatility Fund—3

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.80%
Equity Funds–56.77%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	58,070	$2,383,786
LVIP MFS Value Fund	358,584	12,286,168
LVIP Mid-Cap Value Fund	448,783	9,679,798
LVIP SSgA S&P 500 Index Fund	1,160,603	15,918,835
LVIP SSgA Small-Mid Cap 200 Fund	97,394	1,177,401
† LVIP T. Rowe Price Growth Stock Fund	668,218	20,434,093
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	588,083	11,904,570

		73,784,651

Fixed Income Funds–29.03%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	1,347,113	18,859,582
LVIP SSgA Bond Index Fund	1,643,451	18,876,679

		37,736,261

Total Affiliated Investment Companies (Cost $118,322,396)		111,520,912

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.59%
Equity Funds–8.40%
✢Franklin Rising Dividends VIP Fund	103,207	$2,438,786
**Invesco V.I. Diversified Dividend Fund	164,220	3,721,230
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	230,533	4,765,120

		10,925,136

Money Market Fund–5.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,741,358	6,741,358

		6,741,358

Total Unaffiliated Investment Companies (Cost $18,631,831)		17,666,494

TOTAL VALUE OF SECURITIES–99.39% (Cost $136,954,227)	129,187,406
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	796,947

NET ASSETS APPLICABLE TO 13,751,736 SHARES OUTSTANDING–100.00%	$129,984,353

†	Non-income producing for the period.

*	Standard Class shares.

**	Series I shares.

✢	Class 1 shares.

«	Includes $359,989 cash pledged as collateral for futures contracts as of September 30, 2015.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(115) E-mini Russell 2000 Index	$(13,087,748)	$(12,602,850)	12/21/15	$484,898
(231) E-mini S&P 500 Index	(22,310,927)	(22,045,485)	12/21/15	265,442

	$(35,398,675)			$750,340

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

VA–Variable Annuity

V.I.–Variable Insurance

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$129,187,406

Futures Contracts	$750,340

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP Wellington Capital Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.76%
Automobiles–1.35%
Harley-Davidson	104,164	$5,718,604

		5,718,604

Beverages–1.76%
†Monster Beverage	55,308	7,474,323

		7,474,323

Biotechnology–6.96%
†Biogen	5,934	1,731,601
†Celgene	47,356	5,122,499
Gilead Sciences	84,453	8,292,440
†Medivation	82,304	3,497,920
†Regeneron Pharmaceuticals	14,987	6,971,053
†Vertex Pharmaceuticals	37,152	3,869,009

		29,484,522

Building Products–1.33%
Fortune Brands Home & Security	118,465	5,623,534

		5,623,534

Capital Markets–1.28%
BlackRock	18,275	5,436,264

		5,436,264

Chemicals–1.51%
Sherwin-Williams	28,801	6,416,287

		6,416,287

Commercial Services & Supplies–1.17%
†Stericycle	35,585	4,957,346

		4,957,346

Construction Materials–0.92%
Eagle Materials	56,756	3,883,246

		3,883,246

Electrical Equipment–1.31%
AMETEK	105,958	5,543,723

		5,543,723

Electronic Equipment, Instruments & Components–1.44%
CDW	149,813	6,121,359

		6,121,359

Food & Staples Retailing–1.61%
CVS Health	70,611	6,812,549

		6,812,549

Food Products–2.03%
Mondelez International	205,231	8,593,022

		8,593,022

Health Care Equipment & Supplies–2.89%
†Edwards Lifesciences	51,455	7,315,357

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic	73,548	$4,923,303

		12,238,660

Health Care Providers & Services–1.22%
McKesson	6,370	1,178,641
UnitedHealth Group	34,440	3,995,384

		5,174,025

Health Care Technology–2.54%
†Cerner	85,392	5,120,104
†IMS Health Holdings	194,541	5,661,143

		10,781,247

Hotels, Restaurants & Leisure–5.50%
†Chipotle Mexican Grill	6,448	4,644,172
Dunkin’ Brands Group	115,149	5,642,301
Las Vegas Sands	102,983	3,910,265
Starbucks	76,122	4,326,774
Wyndham Worldwide	48,461	3,484,346
Wynn Resorts	24,099	1,280,139

		23,287,997

Household Durables–5.00%
Harman International Industries	61,771	5,929,398
Horton (D.R.)	268,518	7,883,688
Lennar Class A	153,513	7,388,581

		21,201,667

Insurance–1.36%
†Markel	7,166	5,746,129

		5,746,129

Internet & Catalog Retail–4.48%
†Amazon.com	31,562	16,156,272
†Netflix	27,369	2,826,123

		18,982,395

Internet Software & Services–7.81%
†Alibaba Group Holding ADR	57,768	3,406,579
†Facebook Class A	120,919	10,870,618
†Google Class C	24,501	14,906,898
†Zillow Group	47,245	1,357,349
†Zillow Group Class C	94,490	2,551,230

		33,092,674

IT Services–8.69%
†Alliance Data Systems	22,128	5,730,709
†Cognizant Technology Solutions Class A	108,229	6,776,218
†FleetCor Technologies	43,172	5,941,331
MasterCard Class A	122,198	11,012,484
Visa Class A	105,773	7,368,147

		36,828,889

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–1.40%
†Illumina	33,650	$5,916,343

		5,916,343

Oil, Gas & Consumable Fuels–0.27%
†Cobalt International Energy	162,870	1,153,120

		1,153,120

Personal Products–1.90%
Estee Lauder Class A	99,919	8,061,465

		8,061,465

Pharmaceuticals–5.29%
†Allergan	28,498	7,746,041
Bristol-Myers Squibb	182,284	10,791,213
Merck	78,518	3,878,004

		22,415,258

Professional Services–6.30%
Equifax	69,182	6,723,107
†IHS Class A	51,085	5,925,860
Nielsen Holdings	156,023	6,938,343
†TransUnion	75,632	1,899,876
†Verisk Analytics Class A	70,557	5,214,868

		26,702,054

Real Estate Investment Trusts–1.44%
American Tower	69,161	6,084,785

		6,084,785

Road & Rail–1.61%
Hunt (J.B.) Transport Services	31,675	2,261,595
Kansas City Southern	50,179	4,560,268

		6,821,863

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–5.27%
†Adobe Systems	76,432	$6,284,239
Intuit	22,587	2,004,596
†salesforce.com	94,961	6,593,142
†ServiceNow	58,862	4,087,966
†Workday Class A	48,913	3,368,149

		22,338,092

Specialty Retail–8.86%
†AutoZone	11,091	8,027,999
Home Depot	120,735	13,943,685
Lowe’s	116,337	8,017,946
Ross Stores	156,218	7,571,886

		37,561,516

Technology Hardware, Storage & Peripherals–5.26%
Apple	201,946	22,274,644

		22,274,644

Total Common Stock (Cost $320,268,338)		422,727,602

MONEY MARKET FUND–0.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,357,410	2,357,410

Total Money Market Fund (Cost $2,357,410)		2,357,410

TOTAL VALUE OF SECURITIES–100.32% (Cost $322,625,748)	425,085,012
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(1,355,345)

NET ASSETS APPLICABLE TO 11,864,426 SHARES OUTSTANDING–100.00%	$423,729,667

†	Non-income producing for the period.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Common Stock	$422,727,602
Money Market Fund	2,357,410

Total	$425,085,012

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.10%
Aerospace & Defense–4.70%
Curtiss-Wright	21,549	$1,345,089
†Esterline Technologies	21,243	1,527,159
†Moog Class A	32,580	1,761,601
Orbital ATK	17,550	1,261,319

		5,895,168

Auto Components–0.51%
Goodyear Tire & Rubber	22,020	645,847

		645,847

Banks–10.31%
BankUnited	68,931	2,464,283
CIT Group	36,709	1,469,461
Comerica	61,466	2,526,253
IBERIABANK	36,962	2,151,558
South State	20,361	1,565,150
Zions Bancorporation	100,242	2,760,665

		12,937,370

Building Products–1.03%
Sanwa Holdings	187,600	1,291,475

		1,291,475

Capital Markets–0.00%
*@=Solar Cayman Escrow	26,800	1,876

		1,876

Chemicals–4.05%
Cabot	39,277	1,239,582
Celanese Class A	19,377	1,146,537
Huntsman	55,900	541,671
Methanex	64,881	2,151,454

		5,079,244

Communications Equipment–1.46%
†ARRIS Group	70,684	1,835,663

		1,835,663

Containers & Packaging–1.36%
Bemis	29,688	1,174,754
Packaging Corp of America	8,945	538,131

		1,712,885

Diversified Financial Services–1.23%
MSCI	25,977	1,544,592

		1,544,592

Electric Utilities–3.15%
Great Plains Energy	46,017	1,243,379
Portland General Electric	46,488	1,718,661
Westar Energy	25,792	991,444

		3,953,484

Electrical Equipment–3.76%
†Generac Holdings	44,533	1,339,998

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Hubbell Class B	23,253	$1,975,342
†Sensata Technologies Holding	31,734	1,407,086

		4,722,426

Electronic Equipment, Instruments & Components–2.21%
†Arrow Electronics	50,196	2,774,835

		2,774,835

Energy Equipment & Services–0.04%
Trican Well Service	88,400	45,046

		45,046

Food Products–1.79%
Ingredion	25,787	2,251,463

		2,251,463

Gas Utilities–2.00%
UGI	71,937	2,504,846

		2,504,846

Health Care Providers & Services–0.84%
†Brookdale Senior Living	46,024	1,056,711

		1,056,711

Hotels, Restaurants & Leisure–2.01%
†Norwegian Cruise Line Holdings	44,138	2,529,107

		2,529,107

Household Durables–6.33%
Horton (D.R.)	55,100	1,617,736
Lennar Class A	46,210	2,224,087
Newell Rubbermaid	62,521	2,482,709
PulteGroup	36,300	684,981
†Toll Brothers	27,251	933,074

		7,942,587

Insurance–9.64%
Argo Group International Holdings	28,964	1,639,073
CNO Financial Group	67,401	1,267,813
Hanover Insurance Group	20,491	1,592,151
Reinsurance Group of America	31,091	2,816,534
Unum Group	81,657	2,619,557
XL Group	59,783	2,171,319

		12,106,447

IT Services–1.20%
Booz Allen Hamilton Holding	57,295	1,501,702

		1,501,702

Leisure Products–1.39%
†Performance Sports Group	130,488	1,751,149

		1,751,149

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.82%
†WuXi PharmaTech Cayman ADR	23,871	$1,031,466

		1,031,466

Machinery–1.99%
Barnes Group	69,184	2,494,083

		2,494,083

Media–2.91%
AMC Entertainment Holdings	10,730	270,289
Interpublic Group	73,343	1,403,052
†Markit	25,800	748,200
Quebecor Class B	56,200	1,230,171

		3,651,712

Multi-Utilities–0.97%
Alliant Energy	20,747	1,213,492

		1,213,492

Oil, Gas & Consumable Fuels–5.89%
†Cobalt International Energy	123,183	872,136
†Diamondback Energy	40,425	2,611,455
Energen	14,122	704,123
HollyFrontier	16,945	827,594
†Newfield Exploration	50,189	1,651,218
QEP Resources	58,350	731,125

		7,397,651

Paper & Forest Products–1.45%
†Louisiana-Pacific	127,784	1,819,644

		1,819,644

Pharmaceuticals–3.49%
Almirall	97,100	1,733,767
Ono Pharmaceutical	20,200	2,395,122
UCB	3,298	258,374

		4,387,263

Real Estate Investment Trusts–8.60%
American Assets Trust	42,908	1,753,221
Blackstone Mortgage Trust	48,059	1,318,739
Equity LifeStyle Properties	42,573	2,493,501
Extra Space Storage	33,535	2,587,561
PS Business Parks	15,243	1,209,989
SL Green Realty	13,225	1,430,416

		10,793,427

Real Estate Management & Development–1.28%
†Forest City Enterprises Class A	79,858	1,607,541

		1,607,541

Road & Rail–0.69%
†Genesee & Wyoming	14,600	862,568

		862,568

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.39%
†Microsemi	80,011	$2,625,961
†Qorvo	27,772	1,251,129
Silicon Motion Technology ADR	4,200	114,702
†Synaptics	18,405	1,517,676

		5,509,468

Software–1.74%
†Check Point Software Technologies	635	50,375
†Verint Systems	49,574	2,139,118

		2,189,493

Specialty Retail–1.38%
DSW Class A	68,330	1,729,432

		1,729,432

Textiles, Apparel & Luxury Goods–1.85%
†Global Brands Group Holding	7,750,000	1,604,326
Samsonite International	220,500	720,558

		2,324,884

Thrifts & Mortgage Finance–0.58%
EverBank Financial	37,695	727,513

		727,513

Trading Companies & Distributors–1.06%
Rexel	51,508	634,091
†WESCO International	15,127	702,952

		1,337,043

Total Common Stock (Cost $103,872,787)		123,160,603

MONEY MARKET FUND–2.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,717,543	2,717,543

Total Money Market Fund (Cost $2,717,543)		2,717,543

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.27% (Cost $106,590,330)	$125,878,146
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(334,245)

NET ASSETS APPLICABLE TO 5,837,000 SHARES OUTSTANDING–100.00%	$125,543,901

†	Non-income producing for the period.

*	Common Stock Unit.

@	Illiquid security. At September 30, 2015, the aggregate value of illiquid securities was $1,876, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $1,876, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at September 30, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	JPY	7,355,010	USD	(61,206)	10/5/15	$109
HSBC	EUR	(54,770)	USD	61,660	10/1/15	459
NAB	CAD	8,864	USD	(6,653)	10/5/15	(11)
RBC	EUR	(50,010)	USD	55,881	10/2/15	(2)
RBC	HKD	38,361	USD	(4,949)	10/2/15	0
SSB	CAD	5,754	USD	(4,300)	10/1/15	12
SSB	JPY	419,112	USD	(3,493)	10/2/15	1

						$568

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CAD–Canadian Dollar

CITI–Citigroup Global Markets

EUR–Euro

HSBC – Hong Kong Shanghai Bank

HKD–Hong Kong Dollar

JPY–Japanese Yen

NAB – National Australia Bank

RBC – Royal Bank of Canada

SSB–State Street Bank

USD–U.S. Dollar

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$5,895,168	$—	$—	$5,895,168
Auto Components	645,847	—	—	645,847
Banks	12,937,370	—	—	12,937,370
Building Products	—	1,291,475	—	1,291,475
Capital Markets	—	—	1,876	1,876
Chemicals	5,079,244	—	—	5,079,244
Communications Equipment	1,835,663	—	—	1,835,663
Containers & Packaging	1,712,885	—	—	1,712,885
Diversified Financial Services	1,544,592	—	—	1,544,592
Electric Utilities	3,953,484	—	—	3,953,484
Electrical Equipment	4,722,426	—	—	4,722,426
Electronic Equipment, Instruments & Components	2,774,835	—	—	2,774,835
Energy Equipment & Services	45,046	—	—	45,046
Food Products	2,251,463	—	—	2,251,463
Gas Utilities	2,504,846	—	—	2,504,846
Health Care Providers & Services	1,056,711	—	—	1,056,711
Hotels, Restaurants & Leisure	2,529,107	—	—	2,529,107
Household Durables	7,942,587	—	—	7,942,587
Insurance	12,106,447	—	—	12,106,447
IT Services	1,501,702	—	—	1,501,702
Leisure Products	1,751,149	—	—	1,751,149
Life Sciences Tools & Services	1,031,466	—	—	1,031,466
Machinery	2,494,083	—	—	2,494,083
Media	3,651,712	—	—	3,651,712
Multi-Utilities	1,213,492	—	—	1,213,492
Oil, Gas & Consumable Fuels	7,397,651	—	—	7,397,651
Paper & Forest Products	1,819,644	—	—	1,819,644
Pharmaceuticals	—	4,387,263	—	4,387,263
Real Estate Investment Trusts	10,793,427	—	—	10,793,427
Real Estate Management & Development	1,607,541	—	—	1,607,541
Road & Rail	862,568	—	—	862,568
Semiconductors & Semiconductor Equipment	5,509,468	—	—	5,509,468
Software	2,189,493	—	—	2,189,493
Specialty Retail	1,729,432	—	—	1,729,432
Textiles, Apparel & Luxury Goods	—	2,324,884	—	2,324,884
Thrifts & Mortgage Finance	727,513	—	—	727,513
Trading Companies & Distributors	702,952	634,091	—	1,337,043
Money Market Fund	2,717,543	—	—	2,717,543

Total	$117,238,557	$8,637,713	$1,876	$125,878,146

Foreign Currency Exchange Contracts	$—	$568	$—	$568

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Wellington Mid-Cap Value Fund–4

LVIP VIP Contrafund® Managed Volatility Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.81%
Equity Fund–92.06%
XFidelity® - VIP Contrafund® Portfolio	11,490,598	$371,605,932

		371,605,932

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	27,250,335	$27,250,334

		27,250,334

Total Investment Companies (Cost $426,762,375)		398,856,266

TOTAL VALUE OF SECURITIES–98.81% (Cost $426,762,375)	398,856,266
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.19%	4,813,680

NET ASSETS APPLICABLE TO 37,172,560 SHARES OUTSTANDING–100.00%	$403,669,946

«	Includes $218,226 due to custodian, $2,993,790 cash and $3,141 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

X	Initial Class.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(15)	British Pound Currency	$(1,423,264)	(1,416,844)	$12/15/15	6,420
(54)	E-mini MSCI Emerging Markets Index	(2,125,999)	(2,135,970)	12/21/15	(9,971)
(32)	E-mini Russell 2000 Index	(3,483,922)	(3,506,880)	12/21/15	(22,958)
(1,082)	E-mini S&P 500 Index	(104,632,115)	(103,260,670)	12/21/15	1,371,445
(169)	E-mini S&P MidCap 400 Index	(22,918,690)	(23,033,010)	12/21/15	(114,320)
(16)	Euro Currency	(2,240,382)	(2,235,800)	12/15/15	4,582
(69)	Euro STOXX 50 Index	(2,385,946)	(2,383,179)	12/21/15	2,767
(15)	FTSE 100 Index	(1,360,218)	(1,365,718)	12/21/15	(5,500)
(16)	Japanese Yen Currency	(1,666,290)	(1,668,600)	12/15/15	(2,310)
(11)	Nikkei 225 Index (OSE)	(1,591,010)	(1,594,615)	12/11/15	(3,605)

		$(143,827,836)			$1,226,550

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$398,856,266

Futures Contracts	$1,226,550

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP VIP Contrafund® Managed Volatility Portfolio–1

LVIP VIP Mid Cap Managed Volatility Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.91%
Equity Fund–92.35%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	1,689,915	$53,942,101

		53,942,101

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,831,118	$3,831,118

		3,831,118

Total Investment Companies (Cost $63,292,425)		57,773,219

TOTAL VALUE OF SECURITIES–98.91% (Cost $63,292,425)	57,773,219
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.09%	636,326

NET ASSETS APPLICABLE TO 6,010,648 SHARES OUTSTANDING–100.00%	$58,409,545

«	Includes $697,719 cash pledged as collateral for futures contracts, and $25 foreign currencies due to broker as of September 30, 2015.

X	Initial Class.

The following futures contracts were outstanding at September 30, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	British Pound Currency	$(189,769)	$(188,913)	12/15/15	$856
(31)	E-mini Russell 2000 Index	(3,375,049)	(3,397,290)	12/21/15	(22,241)
(61)	E-mini S&P 500 Index	(5,741,273)	(5,821,535)	12/21/15	(80,262)
(57)	E-mini S&P MidCap 400 Index	(7,729,972)	(7,768,530)	12/21/15	(38,558)
(2)	Euro Currency	(280,048)	(279,475)	12/15/15	573
(12)	Euro STOXX 50 Index	(414,947)	(414,466)	12/21/15	481
(2)	FTSE 100 Index	(181,362)	(182,095)	12/21/15	(733)
(2)	Japanese Yen Currency	(208,286)	(208,575)	12/15/15	(289)
(2)	Nikkei 225 Index (OSE)	(289,275)	(289,930)	12/11/15	(655)

		$(18,409,981)			$(140,828)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1
Investment Companies	$57,773,219

Futures Contracts	$(140,828)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP VIP Mid Cap Managed Volatility Portfolio–1

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lincoln Variable Insurance Products Trust

By (Signature and Title)* /s/ Kevin J. Adamson
Kevin J. Adamson, President
(principal executive officer)

Date 11/13/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin J. Adamson
Kevin J. Adamson, President
(principal executive officer)

Date 11/13/2015

By (Signature and Title)* /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date 11/17/2015

* Print the name and title of each signing officer under his or her signature.